DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2026
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedule of Investments
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity 2 Portfolio
International Small Company Portfolio
Global Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CPI	Consumer Price Index
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST	Special Tax
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

(r)	The adjustable rate shown is effective as of July 31, 2026.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of 7/31/26

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (80.8%)
AUSTRALIA — (3.0%)
Commonwealth Bank of Australia
#Ω	3.900%, 03/16/28		1,000	$991,639
CSL Finance PLC
Ω	3.850%, 04/27/27		1,055	1,048,867
Macquarie Bank Ltd.
#Ω	3.915%, 02/03/28		750	743,412
#Ω	4.331%, 06/12/28		1,250	1,244,391
Westpac Banking Corp.
	4.150%, 05/11/28		2,250	2,239,053
Woodside Finance Ltd.
Ω	3.700%, 03/15/28		250	245,654
TOTAL AUSTRALIA				6,513,016
CANADA — (17.7%)
Bank of Montreal
	3.190%, 03/01/28	CAD	6,100	4,350,479
Bank of Nova Scotia
	3.100%, 02/02/28	CAD	1,500	1,067,661
Brookfield Finance, Inc.
	3.900%, 01/25/28		1,000	988,582
Canada Housing Trust No. 1
Ω	2.650%, 12/15/28	CAD	3,400	2,403,951
Ω	4.250%, 12/15/28	CAD	2,900	2,125,356
Canadian Imperial Bank of Commerce
	5.260%, 04/08/29		310	313,445
CDP Financial, Inc.
	3.700%, 03/08/28	CAD	6,050	4,363,371
Ω	3.700%, 03/08/28	CAD	2,000	1,442,765
City of Montreal
	3.150%, 09/01/28	CAD	1,000	714,099
CPPIB Capital, Inc.
	3.250%, 03/08/28	CAD	1,500	1,075,022
	3.000%, 06/15/28	CAD	3,500	2,496,776
	3.600%, 06/02/29	CAD	1,000	721,297
Element Fleet Management Corp.
#Ω	4.800%, 05/29/29		1,000	993,867
Hydro-Quebec
	2.000%, 09/01/28	CAD	3,800	2,653,698
OMERS Finance Trust
	2.600%, 05/14/29	CAD	400	280,247
Province of Alberta
	2.900%, 12/01/28	CAD	900	639,922
Province of British Columbia
	2.950%, 12/18/28	CAD	2,500	1,779,185
Province of Ontario
	2.900%, 06/02/28	CAD	3,000	2,137,119
	3.400%, 09/08/28	CAD	5,400	3,879,364
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	2.700%, 06/02/29	CAD	500	$352,227
PSP Capital, Inc.
	1.500%, 03/15/28	CAD	2,300	1,603,413
Rogers Communications, Inc.
	5.000%, 02/15/29		500	500,571
Toronto-Dominion Bank
	4.861%, 01/31/28		750	752,836
	4.109%, 10/13/28		700	691,447
	4.847%, 07/27/29		400	400,265
TOTAL CANADA				38,726,965
DENMARK — (0.4%)
Danske Bank AS
Ω	4.375%, 06/12/28		850	844,231
FINLAND — (0.5%)
Nordea Bank Abp
(r)Ω	SOFR + 0.600%, FRN, 4.237%, 05/21/29		1,000	1,001,595
FRANCE — (1.7%)
Banque Federative du Credit Mutuel SA
Ω	4.786%, 07/09/29		250	248,316
BNP Paribas SA
Ω	3.500%, 11/16/27		1,150	1,134,772
Ω	4.400%, 08/14/28		300	297,139
Credit Agricole SA
#Ω	5.301%, 07/12/28		600	608,608
Societe Generale SA
Ω	5.250%, 02/19/27		1,400	1,406,180
TOTAL FRANCE				3,695,015
GERMANY — (2.9%)
Bayer U.S. Finance II LLC
Ω	4.375%, 12/15/28		1,400	1,381,824
BMW U.S. Capital LLC
Ω	4.650%, 08/13/26		500	500,092
Ω	4.300%, 03/17/28		74	73,555
EMD Finance LLC
Ω	4.125%, 08/15/28		1,500	1,483,285
Mercedes-Benz Finance North America LLC
Ω	4.875%, 08/03/29		1,500	1,497,338
Volkswagen Group of America Finance LLC
Ω	4.750%, 11/13/28		700	696,635
#Ω	4.600%, 06/08/29		750	741,068
TOTAL GERMANY				6,373,797

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
IRELAND — (0.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.875%, 04/01/28		1,000	1,001,837
ITALY — (0.2%)
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		500	497,185
JAPAN — (2.7%)
Japan Tobacco, Inc.
Ω	4.850%, 05/15/28		330	$331,092
Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29		950	907,704
Mizuho Financial Group, Inc.
	3.170%, 09/11/27		1,900	1,873,026
NTT Finance Corp., SOFR + 1.080%, FRN
(r)	4.736%, 07/16/28		200	201,440
ORIX Corp.
#	5.000%, 09/13/27		800	803,898
Sumitomo Mitsui Financial Group, Inc., SOFR + 0.760%, FRN
(r)	4.416%, 01/15/29		1,750	1,750,472
TOTAL JAPAN				5,867,632
NETHERLANDS — (1.1%)
Cooperatieve Rabobank UA
	4.345%, 06/09/28		1,000	997,178
Heineken NV
Ω	3.500%, 01/29/28		1,250	1,230,670
ING Bank NV
Ω	4.555%, 07/07/29		250	248,951
TOTAL NETHERLANDS				2,476,799
NEW ZEALAND — (5.5%)
New Zealand Government Bonds
	0.250%, 05/15/28	NZD	10,500	5,828,890
New Zealand Local Government Funding Agency Bonds
	2.250%, 05/15/28	NZD	11,000	6,304,432
TOTAL NEW ZEALAND				12,133,322
NORWAY — (0.5%)
Var Energi ASA
Ω	7.500%, 01/15/28		1,000	1,033,960
			Face Amount^	Value†
			(000)
SPAIN — (1.3%)
Banco Bilbao Vizcaya Argentaria SA, SOFR + 0.880%, FRN
(r)	4.527%, 03/03/29		1,200	$1,203,070
Banco Santander SA
	5.588%, 08/08/28		600	609,164
	4.600%, 04/15/29		200	198,368
	3.306%, 06/27/29		1,000	960,535
TOTAL SPAIN				2,971,137
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.5%)
Inter-American Development Bank
	4.600%, 03/01/29	CAD	100	73,959
International Bank for Reconstruction & Development
	2.900%, 09/05/28	CAD	4,500	3,199,932
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				3,273,891
SWEDEN — (2.8%)
Skandinaviska Enskilda Banken AB, SOFR + 0.680%, FRN
(r)Ω	4.330%, 03/12/29		2,870	2,877,987
Svenska Handelsbanken AB
Ω	4.375%, 05/23/28		1,000	998,070
#Ω	5.500%, 06/15/28		250	253,729
#Ω	4.375%, 06/11/29		2,000	1,985,524
TOTAL SWEDEN				6,115,310
UNITED KINGDOM — (2.7%)
BAE Systems PLC
Ω	5.125%, 03/26/29		1,100	1,110,533
Lloyds Banking Group PLC
	4.375%, 03/22/28		1,000	995,445
	4.550%, 08/16/28		1,000	997,948
LSEG Finance PLC
Ω	2.000%, 04/06/28		1,300	1,244,550
Lseg U.S. Fin Corp.
Ω	4.250%, 03/23/29		400	394,388
NatWest Markets PLC
Ω	4.654%, 03/27/29		1,300	1,292,556
TOTAL UNITED KINGDOM				6,035,420
UNITED STATES — (35.8%)
Accenture Capital, Inc.
	4.750%, 07/10/29		1,500	1,499,560
Airbnb, Inc.
	4.400%, 03/16/29		260	257,839

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American Honda Finance Corp.
(r)	SOFR + 0.900%, FRN, 4.547%, 09/01/28	450	$451,171
(r)	SOFR + 0.780%, FRN, 4.435%, 01/08/29	1,000	999,510
	American Water Capital Corp.
	4.625%, 06/01/29	1,500	1,495,166
	Amphenol Corp.
	4.375%, 06/12/28	1,000	997,108
	Aon Corp.
	3.750%, 05/02/29	400	388,853
	Assured Guaranty U.S. Holdings, Inc.
	6.125%, 09/15/28	1,500	1,537,039
	AT&T, Inc.
	3.800%, 02/15/27	600	597,942
	Atlassian Corp.
	5.250%, 05/15/29	1,250	1,251,566
	AutoNation, Inc.
	4.450%, 01/15/29	700	690,948
	Aviation Capital Group LLC
Ω	4.750%, 04/14/27	78	78,124
	Baxter International, Inc.
	2.272%, 12/01/28	500	469,806
	Best Buy Co., Inc.
	4.450%, 10/01/28	210	208,833
	Brixmor Operating Partnership LP
	3.900%, 03/15/27	800	796,949
	Broadcom, Inc.
	4.800%, 04/15/28	1,500	1,502,664
	Bunge Ltd. Finance Corp.
	4.100%, 01/07/28	300	298,015
	Campbell's Co.
	4.150%, 03/15/28	1,400	1,385,664
	Capital One NA
	4.650%, 09/13/28	1,500	1,500,291
	Caterpillar Financial Services Corp., SOFR + 0.380%, FRN
(r)	4.036%, 01/07/27	292	292,081
	Charles Schwab Corp.
	2.000%, 03/20/28	650	623,975
	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
Ω	3.700%, 06/01/28	2,000	1,964,197
	Cigna Group
	4.375%, 10/15/28	500	496,643
	Conagra Brands, Inc.
	4.850%, 11/01/28	500	498,701
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Constellation Energy Generation LLC, SOFR + 0.600%, FRN
(r)	4.255%, 01/08/28	266	$266,316
	Continental Resources, Inc.
	4.375%, 01/15/28	600	595,413
	COPT Defense Properties LP
	2.000%, 01/15/29	600	560,156
	Darden Restaurants, Inc.
	3.850%, 05/01/27	100	99,477
Delta Air Lines, Inc.
	4.375%, 04/19/28	600	595,972
	4.950%, 07/10/28	900	901,090
	eBay, Inc.
	4.250%, 03/06/29	600	592,201
	Edison International
	5.250%, 11/15/28	1,510	1,510,557
Elevance Health, Inc.
	3.650%, 12/01/27	50	49,449
	4.101%, 03/01/28	2,000	1,983,471
	EPR Properties
	4.750%, 12/15/26	1,500	1,500,391
	ERAC USA Finance LLC
Ω	4.600%, 05/01/28	2,000	1,999,232
	Estee Lauder Cos., Inc.
	4.375%, 05/15/28	1,750	1,742,724
	Experian Finance PLC
Ω	4.250%, 02/01/29	400	395,119
	Extra Space Storage LP
	3.875%, 12/15/27	1,075	1,063,822
	Fidelity National Information Services, Inc., SOFR + 1.210%, FRN
(r)	4.860%, 03/10/29	1,460	1,464,676
Fiserv, Inc.
	2.250%, 06/01/27	600	589,117
	5.450%, 03/02/28	575	579,557
	General Motors Financial Co., Inc.
	4.750%, 04/06/29	1,500	1,493,635
	Genuine Parts Co.
	6.500%, 11/01/28	1,000	1,031,655
	Georgia-Pacific LLC
Ω	4.400%, 05/15/29	1,500	1,485,815
Global Payments, Inc.
	4.950%, 08/15/27	500	501,383
	4.450%, 06/01/28	750	742,702
	GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29	1,000	1,000,987
	HCA, Inc., SOFR + 0.870%, FRN
(r)	4.517%, 03/01/28	1,500	1,504,545

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Highwoods Realty LP
	4.200%, 04/15/29		1,500	$1,463,652
	Horace Mann Educators Corp.
	7.250%, 09/15/28		1,170	1,219,627
	Humana, Inc.
	3.950%, 03/15/27		237	235,994
	Intercontinental Exchange, Inc.
	4.350%, 06/15/29		1,000	989,700
Interstate Power & Light Co.
	4.100%, 09/26/28		150	148,192
	3.600%, 04/01/29		1,250	1,212,346
	ITC Holdings Corp.
Ω	4.950%, 09/22/27		1,300	1,304,524
	Jabil, Inc.
	4.200%, 02/01/29		600	589,079
	John Deere Capital Corp., SOFR + 0.550%, FRN
(r)	4.198%, 03/09/29		1,000	1,001,395
	Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r)	4.531%, 03/15/27		240	240,554
Las Vegas Sands Corp.
	5.900%, 06/01/27		200	201,650
	5.625%, 06/15/28		1,080	1,089,793
	Lazard Group LLC
#	4.500%, 09/19/28		1,500	1,489,306
	Leggett & Platt, Inc.
	3.500%, 11/15/27		479	469,435
	LKQ Corp.
#	5.750%, 06/15/28		1,000	1,011,827
	Markel Group, Inc.
	3.500%, 11/01/27		725	714,688
Mastercard, Inc.
	4.875%, 03/09/28		500	503,138
	4.325%, 06/08/28		500	499,300
	National Rural Utilities Cooperative Finance Corp.
	4.120%, 09/16/27		500	498,080
	Nestle Holdings, Inc.
	2.192%, 01/26/29	CAD	5,150	3,570,045
	NextEra Energy Capital Holdings, Inc.
	4.900%, 02/28/28		900	904,034
	NVIDIA Corp.
	4.250%, 06/15/28		2,000	1,990,785
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	5.875%, 11/15/27		1,250	1,266,446
	Philip Morris International, Inc., SOFR + 0.830%, FRN
(r)	4.497%, 04/28/28		190	191,200
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Prologis LP
	4.875%, 06/15/28	1,150	$1,157,062
	Radian Group, Inc.
	6.200%, 05/15/29	500	514,682
	Royalty Pharma PLC
#	1.750%, 09/02/27	50	48,509
	Schlumberger Holdings Corp.
Ω	3.900%, 05/17/28	2,000	1,975,351
	Sempra
	5.400%, 08/01/26	1,495	1,495,000
	ServiceNow, Inc.
	4.250%, 05/15/28	385	382,939
	Sumisho Air Lease Corp.
Ω	4.400%, 03/24/28	1,500	1,490,189
	Synchrony Financial
	3.950%, 12/01/27	1,400	1,384,144
	TD SYNNEX Corp.
	4.300%, 01/17/29	500	491,550
	VICI Properties LP
	4.750%, 02/15/28	1,500	1,497,051
	VMware LLC
	1.400%, 08/15/26	137	136,839
	WEC Energy Group, Inc.
	5.600%, 09/12/26	400	400,412
	Welltower OP LLC
	4.250%, 04/15/28	100	99,441
	TOTAL UNITED STATES		78,410,066
	TOTAL BONDS		176,971,178
U.S. TREASURY OBLIGATIONS — (16.0%)
U.S. Treasury Notes
	3.125%, 08/31/27	5,500	5,438,984
	3.500%, 10/31/27	5,350	5,303,605
	4.125%, 10/31/27	625	624,414
	2.250%, 11/15/27	1,000	975,547
	4.000%, 12/15/27	700	697,895
	3.375%, 12/31/27	6,700	6,620,961
	4.250%, 01/15/28	2,600	2,600,102
	0.750%, 01/31/28	4,500	4,274,297
	1.250%, 03/31/28	6,000	5,713,359
	1.250%, 04/30/28	1,200	1,139,719
	3.625%, 05/31/28	1,750	1,730,244
	TOTAL U.S. TREASURY OBLIGATIONS		35,119,127
	TOTAL INVESTMENT SECURITIES (Cost $212,982,987)		212,090,305

Enhanced U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	605,343	$7,002,001
TOTAL INVESTMENTS — (100.0%)
(Cost $219,984,346)^^			$219,092,306
As of July 31, 2026, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	9,372,553	CAD	12,985,236	Societe Generale	08/07/26	$108,458
USD	10,699,152	CAD	14,914,541	Citibank, N.A.	08/14/26	55,476
USD	10,916,640	CAD	15,229,149	NatWest Markets PLC	08/17/26	47,054
EUR	902,337	USD	1,029,843	Citibank, N.A.	09/01/26	11,842
Total Appreciation						$222,830
USD	9,473,994	NZD	16,144,810	Societe Generale	08/21/26	$(41,185)
USD	1,030,004	EUR	902,337	Australia and New Zealand Bank	09/01/26	(11,681)
USD	2,550,062	NZD	4,402,876	NatWest Markets PLC	09/14/26	(46,670)
USD	1,009,291	CAD	1,423,815	Citibank, N.A.	10/01/26	(8,963)
USD	4,178,389	CAD	5,922,403	Royal Bank of Canada	10/01/26	(57,070)
USD	5,347,238	CAD	7,499,672	NatWest Markets PLC	10/23/26	(21,663)
Total (Depreciation)						$(187,232)
Total Appreciation (Depreciation)						$35,598
As of July 31, 2026, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	579	09/18/26	$217,523,342	$217,682,287	$158,945
Total Futures Contracts			$217,523,342	$217,682,287	$158,945
As of July 31, 2026, the value of Rule 144A securities amounted to $48,612,732 or 22.4% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$6,513,016	—	$6,513,016
Canada	—	38,726,965	—	38,726,965
Denmark	—	844,231	—	844,231

Enhanced U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	—	$1,001,595	—	$1,001,595
France	—	3,695,015	—	3,695,015
Germany	—	6,373,797	—	6,373,797
Ireland	—	1,001,837	—	1,001,837
Italy	—	497,185	—	497,185
Japan	—	5,867,632	—	5,867,632
Netherlands	—	2,476,799	—	2,476,799
New Zealand	—	12,133,322	—	12,133,322
Norway	—	1,033,960	—	1,033,960
Spain	—	2,971,137	—	2,971,137
Supranational Organization Obligations	—	3,273,891	—	3,273,891
Sweden	—	6,115,310	—	6,115,310
United Kingdom	—	6,035,420	—	6,035,420
United States	—	78,410,066	—	78,410,066
U.S. Treasury Obligations	—	35,119,127	—	35,119,127
Securities Lending Collateral	—	7,002,001	—	7,002,001
Total Investments in Securities	—	$219,092,306	—	$219,092,306
Financial Instruments
Assets
Forward Currency Contracts**	—	222,830	—	222,830
Futures Contracts**	$158,945	—	—	158,945
Liabilities
Forward Currency Contracts**	—	(187,232)	—	(187,232)
Total Financial Instruments	$158,945	$35,598	—	$194,543
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The U.S. Large Cap Value Series	$25,755,218,706
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$25,755,218,706
Summary of the Portfolio’s Master Fund’s investments as of July 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.4%)
COMMUNICATION SERVICES — (2.0%)
	Array Digital Infrastructure, Inc.	359,391	$12,521,182
	ATN International, Inc.	68,130	1,622,175
*	Bandwidth, Inc., Class A	174,909	6,845,938
#*	Boston Omaha Corp., Class A	140,215	1,988,249
*	Bumble, Inc., Class A	617,315	1,759,348
#*	Cars.com, Inc.	473,976	5,616,616
*	DHI Group, Inc.	19,893	83,750
*	DoubleVerify Holdings, Inc.	726,991	8,178,649
*	EverQuote, Inc., Class A	72,974	1,840,404
*	EW Scripps Co., Class A	323,285	908,431
*	Gaia, Inc.	63,920	118,252
*	GCI Liberty, Inc. (GLBKV US), Class C	288,177	6,677,061
*	GCI Liberty, Inc. (GLIBA US)	31,135	736,031
	Gray Media, Inc. GTN US	317,618	1,283,177
*	Harte Hanks, Inc.	5,598	12,260
	John Wiley & Sons, Inc. (WLY US), Class A	246,468	12,865,630
#*	Liberty Global Ltd. (LBTYA US), Class A	1,152,403	12,226,996
*	Liberty Global Ltd. (LBTYK US), Class C	1,057,607	10,956,808
*	Liberty Latin America Ltd. (LILA US), Class A	261,989	2,135,210
*	Liberty Latin America Ltd. (LILAK US), Class C	1,134,599	9,156,214
*	Lionsgate Studios Corp.	86,077	1,143,103
*	Magnite, Inc.	320,995	6,195,203
	Marcus Corp.	163,826	4,767,337
#	National CineMedia, Inc.	76,292	305,931
#	News Corp. (NWS US), Class B	366,329	11,455,108
	News Corp. (NWSA US), Class A	874,163	24,091,932
#	Nexstar Media Group, Inc.	244,158	46,519,424
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*»	Old Market Capital Corp.	32,528	$138,081
*	PubMatic, Inc., Class A	190,254	2,397,200
*	QuinStreet, Inc.	93,704	1,452,412
*	Reservoir Media, Inc.	145,478	1,489,695
	Saga Communications, Inc., Class A	36,235	324,303
#	Scholastic Corp.	149,629	6,082,419
	Shenandoah Telecommunications Co.	222,324	2,665,665
	Shutterstock, Inc.	75,738	408,985
#	Sinclair, Inc.	214,199	2,943,094
#	Sirius XM Holdings, Inc.	1,577,317	46,720,130
	Spok Holdings, Inc.	111,365	1,213,878
#*	Stagwell, Inc.	519,316	4,388,220
*	Starz Entertainment Corp.	5,738	149,303
	Telephone & Data Systems, Inc.	783,985	26,326,216
#*	TripAdvisor, Inc.	500,564	7,090,489
*	Urban One, Inc. UONEK US	6,853	34,539
	Versant Media Group, Inc.	573,812	20,651,494
*	Yelp, Inc.	468,290	12,376,905
#*	Ziff Davis, Inc.	259,919	13,796,500
*	ZoomInfo Technologies, Inc.	684,707	2,259,533
TOTAL COMMUNICATION SERVICES			344,919,480
CONSUMER DISCRETIONARY — (12.6%)
#*	1-800-Flowers.com, Inc., Class A	233,605	911,060
*	Abercrombie & Fitch Co., Class A	302,782	30,138,920
#	Academy Sports & Outdoors, Inc.	549,808	26,088,390
*	Adient PLC	547,321	11,515,634
	ADT, Inc.	5,684,548	43,429,947
#	Advance Auto Parts, Inc.	401,894	22,321,193
	AMCON Distributing Co.	3,649	260,904
	American Eagle Outfitters, Inc.	1,411,772	24,254,243
*	American Outdoor Brands, Inc.	74,687	923,131

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	American Public Education, Inc.	106,025	$5,143,273
	Aramark	552,820	31,494,155
#	Arhaus, Inc.	178,470	1,322,463
*	Ark Restaurants Corp.	14,981	84,643
#	Arko Corp.	459,190	3,668,928
*	Asbury Automotive Group, Inc.	150,131	34,785,353
#	Autoliv, Inc.	210,748	25,957,831
*	AutoNation, Inc.	238,120	50,576,688
*	Barnes & Noble Education, Inc.	7,933	98,687
	Bassett Furniture Industries, Inc.	82,584	1,566,618
*	Beachbody Co., Inc.	3,293	32,107
#*	Biglari Holdings, Inc. (BH US), Class B	15,476	6,151,555
#*	Biglari Holdings, Inc. (BH/A US), Class A	943	1,871,421
#*	Birkenstock Holding PLC	806,658	31,233,798
*	BJ's Restaurants, Inc.	173,105	11,703,629
	Bloomin' Brands, Inc.	499,834	4,328,562
*	Boot Barn Holdings, Inc.	19,747	2,942,106
	BorgWarner, Inc.	1,684,556	107,373,599
*»	Bowl America, Inc.	14,256	0
*	Bright Horizons Family Solutions, Inc.	377,008	28,102,176
	Brightstar Lottery PLC	17,489	175,590
	Brunswick Corp.	448,386	35,422,494
#	Build-A-Bear Workshop, Inc.	30,809	1,045,041
*	Caesars Entertainment, Inc.	152,897	4,548,686
	Caleres, Inc.	198,956	2,554,595
*	Callaway Golf Co.	1,094,956	20,212,888
	Camping World Holdings, Inc., Class A	27,239	168,609
*	CarMax, Inc.	376,898	21,581,179
	Carriage Services, Inc.	64,400	2,599,828
	Carter's, Inc.	223,254	8,610,907
*	Cavco Industries, Inc.	121	66,191
	Century Communities, Inc.	247,539	16,624,719
*	Champion Homes, Inc.	255,769	20,361,770
*	Citi Trends, Inc.	22,894	1,526,343
	Columbia Sportswear Co.	253,806	15,071,000
*	Covista, Inc.	241,551	30,157,642
#	Cracker Barrel Old Country Store, Inc.	32,280	1,820,269
#	Cricut, Inc., Class A	121,064	567,790
	Dana, Inc.	1,073,669	28,913,906
*	Dauch Corp.	939,799	5,309,864
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Designer Brands, Inc., Class A	271,578	$1,640,331
*	Destination XL Group, Inc.	157,873	88,993
#*	Dorman Products, Inc.	174,326	23,213,250
#*	Dream Finders Homes, Inc., Class A	164,325	2,101,717
*	El Pollo Loco Holdings, Inc.	358,203	5,896,021
	Escalade, Inc.	39,448	783,437
	Ethan Allen Interiors, Inc.	225,460	5,050,304
*	First Watch Restaurant Group, Inc.	280,903	3,609,604
	Flanigan's Enterprises, Inc.	3,498	146,007
	Flexsteel Industries, Inc.	40,464	2,995,550
#*	Floor & Decor Holdings, Inc., Class A	640,586	36,878,536
*	Fox Factory Holding Corp.	23,391	421,038
*	Funko, Inc., Class A	211,710	1,234,269
	Gap, Inc.	3,050,017	61,274,842
*	Genesco, Inc.	76,198	2,912,288
	Gentex Corp.	1,224,251	28,598,503
*	Gentherm, Inc.	150,863	6,122,021
	Genuine Parts Co.	388,273	48,289,513
#*	GigaCloud Technology, Inc., Class A	82,691	3,616,904
#	G-III Apparel Group Ltd.	293,900	10,700,899
	Gold.com, Inc.	163,622	6,767,406
*	Goodyear Tire & Rubber Co.	1,757,741	12,216,300
	Graham Holdings Co., Class B	8,604	10,355,258
*	Green Brick Partners, Inc.	241,817	17,103,716
	Group 1 Automotive, Inc.	86,475	24,798,436
	Hamilton Beach Brands Holding Co., Class A	47,003	1,080,599
	Harley-Davidson, Inc.	679,173	16,666,905
	Haverty Furniture Cos., Inc. (HVT US)	109,002	2,685,809
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	844	25,371
*	Helen of Troy Ltd.	11,317	312,689
*	Hilton Grand Vacations, Inc.	662,115	30,549,986
*	Holley, Inc.	49,831	133,049
	Hooker Furnishings Corp.	16,946	236,736

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Hovnanian Enterprises, Inc., Class A	20,336	$2,519,630
#	J Jill, Inc.	48,421	882,231
	JAKKS Pacific, Inc.	81,678	2,150,582
	Jerash Holdings U.S., Inc.	25,144	115,034
	Johnson Outdoors, Inc., Class A	10,652	499,685
	KB Home	221,451	12,173,161
#	Kohl's Corp.	923,731	17,680,211
#*	Lands' End, Inc.	150,337	1,807,051
#*	Latham Group, Inc.	469,287	2,515,378
	La-Z-Boy, Inc.	330,425	13,012,136
	LCI Industries	207,714	21,261,605
	Lear Corp.	413,127	53,970,911
#*	Legacy Housing Corp.	125,984	3,308,340
	Leggett & Platt, Inc.	289,111	2,833,288
*	LGI Homes, Inc.	9,223	503,299
*	Life Time Group Holdings, Inc.	1,555,937	70,172,759
	Lithia Motors, Inc.	198,438	76,481,974
	LKQ Corp.	1,175,283	26,385,103
#*	Lovesac Co.	49,912	803,084
#*	Lululemon Athletica, Inc.	85,425	10,154,470
*	M/I Homes, Inc.	132,543	19,368,509
	Macy's, Inc.	2,396,220	59,474,180
*	Malibu Boats, Inc., Class A	57,260	1,578,658
*	MasterCraft Boat Holdings, Inc.	120,455	2,881,284
*	Mattel, Inc.	1,780,407	26,866,342
#	Matthews International Corp., Class A	258,126	7,162,996
	Meritage Homes Corp.	504,272	35,399,894
*	MGM Resorts International	18,351	817,904
*	Mohawk Industries, Inc.	464,055	57,125,170
	Monarch Casino & Resort, Inc.	13,203	1,620,668
	Monro, Inc.	35,295	432,364
*	Motorcar Parts of America, Inc.	157,758	2,113,957
	Movado Group, Inc.	97,831	3,735,188
#*	National Vision Holdings, Inc.	579,792	12,778,616
*	Norwegian Cruise Line Holdings Ltd.	977,284	18,109,073
#*	Ollie's Bargain Outlet Holdings, Inc.	254,848	18,723,683
#*	OneWater Marine, Inc., Class A	2,445	29,951
#	Oxford Industries, Inc.	33,888	1,285,033
#	Patrick Industries, Inc.	249,434	20,590,777
#	Penske Automotive Group, Inc.	226,214	49,158,564
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Perdoceo Education Corp.	586,437	$18,654,561
*	Petco Health & Wellness Co., Inc.	809,875	2,259,551
	Phinia, Inc.	323,061	23,774,059
*	Pursuit Attractions & Hospitality, Inc.	5,467	276,248
	PVH Corp.	401,433	34,788,184
	RCI Hospitality Holdings, Inc.	49,078	1,231,367
*	Revolve Group, Inc.	6,700	168,237
	Rocky Brands, Inc.	60,462	2,952,964
#*	Sally Beauty Holdings, Inc.	805,793	12,062,721
#*	Savers Value Village, Inc.	153,366	1,573,535
	Shoe Station Group, Inc.	171,409	2,605,417
	Signet Jewelers Ltd.	343,875	31,945,987
	Smith & Wesson Brands, Inc.	346,218	5,037,472
#	Sonic Automotive, Inc., Class A	188,460	17,259,167
	Standard Motor Products, Inc.	187,632	7,173,171
	Steven Madden Ltd.	382,653	17,632,650
	Strategic Education, Inc.	175,676	14,405,432
*	Strattec Security Corp.	25,896	2,275,999
*	Stride, Inc.	296,407	23,798,518
	Sturm Ruger & Co., Inc.	27,670	1,028,494
	Superior Group of Cos., Inc.	99,407	1,177,973
#	Thor Industries, Inc.	425,077	31,868,023
	Toll Brothers, Inc.	755,109	110,162,852
#*	Under Armour, Inc. (UA US), Class C	1,557,218	10,106,345
#*	Under Armour, Inc. (UAA US), Class A	561,238	3,732,233
	Upbound Group, Inc.	332,847	6,453,903
*	Urban Outfitters, Inc.	639,975	47,473,345
*	Versigent PLC	31,457	1,300,747
	VF Corp.	356,330	5,102,646
*	Vince Holding Corp.	4,173	26,415
	Visteon Corp.	188,276	19,682,373
	Weyco Group, Inc.	79,509	3,100,851
#	Winnebago Industries, Inc.	167,020	5,057,366
	Wolverine World Wide, Inc.	82,425	1,622,124
*	Zumiez, Inc.	111,950	2,202,057
TOTAL CONSUMER DISCRETIONARY			2,222,582,342

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (6.0%)
#	Albertsons Cos., Inc., Class A	3,904,234	$45,211,030
	Alico, Inc.	12,892	486,802
	Andersons, Inc.	283,895	20,094,088
#	B&G Foods, Inc.	133,237	470,327
*	Boston Beer Co., Inc. , Class A	43,391	7,949,231
#	Brown-Forman Corp. (BF/A US), Class A	159,580	4,662,928
#	Brown-Forman Corp. (BFB US), Class B	1,801,380	51,753,647
#	Cal-Maine Foods, Inc.	407,172	35,741,558
#	Campbell's Co.	1,778,815	39,098,354
*	Central Garden & Pet Co. (CENT US)	96,135	4,138,612
*	Central Garden & Pet Co. (CENTA US), Class A	405,800	15,383,878
	Coffee Holding Co., Inc.	10,036	34,273
*	Coty, Inc., Class A	520,638	1,431,755
*	Darling Ingredients, Inc.	1,163,849	70,575,803
	Del Monte Corp.	404,864	12,028,509
	Dole PLC	579,853	8,199,121
	Edgewell Personal Care Co.	132,917	3,614,013
*	elf Beauty, Inc.	132,438	10,977,786
#	Flowers Foods, Inc.	80,812	567,300
*	Freshpet, Inc.	138,145	8,225,153
	Hormel Foods Corp.	2,250,459	56,283,980
	Ingles Markets, Inc., Class A	121,249	10,913,622
	Ingredion, Inc.	531,621	52,875,025
#	Interparfums, Inc.	48,933	6,094,605
	J&J Snack Foods Corp.	61,049	4,670,248
	J.M. Smucker Co.	849,131	101,267,363
	John B Sanfilippo & Son, Inc.	47,673	3,945,417
	Lamb Weston Holdings, Inc.	430,978	22,647,894
*	Mannatech, Inc.	969	4,642
*	Maplebear, Inc.	42,655	1,902,413
	Marzetti Co.	82,502	8,816,989
#	McCormick & Co., Inc. (MKC US)	587,873	29,922,736
#*	Mission Produce, Inc.	527,485	6,651,586
#	Molson Coors Beverage Co., Class B	1,260,903	52,403,129
	Natural Grocers by Vitamin Cottage, Inc., Class C	15,020	481,541
*	Nature's Sunshine Products, Inc.	130,228	2,624,094
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Nu Skin Enterprises, Inc., Class A	250,381	$1,299,477
	Oil-Dri Corp. of America	13,384	1,327,827
*	Performance Food Group Co.	826,680	94,563,925
	Pilgrim's Pride Corp.	793,877	21,720,475
*	Post Holdings, Inc.	389,569	35,610,502
	PriceSmart, Inc.	151,537	29,384,540
	Primo Brands Corp.	849,150	19,275,705
	Reynolds Consumer Products, Inc.	1,003,660	25,031,280
	Seaboard Corp.	6,428	28,368,435
*	Seneca Foods Corp. (SENEA US), Class A	55,353	9,160,368
*»	Seneca Foods Corp. (SENEB US), Class B	289	47,650
	Smithfield Foods, Inc.	594,880	15,490,675
	Spectrum Brands Holdings, Inc.	213,153	18,921,592
#	Tootsie Roll Industries, Inc.	106,682	4,162,732
»	TreeHouse Foods, Inc.	252,154	486,657
*	United Natural Foods, Inc.	364,756	18,540,547
	Universal Corp.	209,895	11,059,368
*	USANA Health Sciences, Inc.	79,697	1,762,101
	Village Super Market, Inc., Class A	105,957	4,655,751
	Weis Markets, Inc.	224,531	17,300,114
TOTAL CONSUMER STAPLES			1,060,319,173
ENERGY — (10.3%)
*	Amplify Energy Corp.	35,446	138,594
*	Antero Resources Corp.	2,428,594	87,769,387
	APA Corp.	2,738,503	102,200,932
	Ardmore Shipping Corp.	319,165	5,550,279
#	Atlas Energy Solutions, Inc.	137,565	1,484,326
*	BKV Corp.	121,432	2,970,227
#*	Borr Drilling Ltd.	85,695	345,351
	Bristow Group, Inc.	225,980	10,241,414
	Cactus, Inc., Class A	149,863	9,742,594
	California Resources Corp.	383,788	20,194,925
#	Chord Energy Corp. (CHRD US)	350,842	49,251,200
*	CNX Resources Corp.	1,214,526	43,480,031
#*	Comstock Resources, Inc.	2,157,057	28,602,576

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Core Laboratories, Inc.	303,959	$3,234,124
	Core Natural Resources, Inc.	209,020	16,688,157
	Crescent Energy Co., Class A	2,536,067	29,088,688
	DHT Holdings, Inc.	1,361,045	25,274,606
#	Diversified Energy Co. DEC US	77,809	1,047,309
	Dorian LPG Ltd.	354,365	16,803,988
*	Drilling Tools International Corp.	18,703	43,952
*	DT Midstream, Inc.	362,025	49,959,450
#	Evolution Petroleum Corp.	194,776	716,776
#*	Expro Ltd.	609,008	9,713,678
*	Forum Energy Technologies, Inc.	66,854	4,189,740
	Granite Ridge Resources, Inc.	331,551	1,574,867
#*	Gulfport Energy Corp.	79,136	12,770,176
*	Helix Energy Solutions Group, Inc.	968,769	9,212,993
	Helmerich & Payne, Inc.	753,607	26,052,194
	HF Sinclair Corp.	1,345,116	123,037,760
*	Innovex International, Inc.	446,224	12,529,970
	International Seaways, Inc.	420,989	40,490,722
	Liberty Energy, Inc.	1,402,702	26,244,554
#	Magnolia Oil & Gas Corp., Class A	1,273,689	32,746,544
#	Matador Resources Co.	1,047,128	52,241,216
	Mexco Energy Corp.	1,995	17,317
	Murphy Oil Corp.	1,216,311	48,336,199
*	Nabors Industries Ltd.	84,529	7,241,599
	NACCO Industries, Inc., Class A	48,745	2,310,513
*	National Energy Services Reunited Corp.	466,690	12,581,962
	Natural Gas Services Group, Inc.	101,538	3,720,352
*	NCS Multistage Holdings, Inc.	2,089	98,183
#	Noble Corp. PLC	935,364	39,659,434
#	Nordic American Tankers Ltd.	1,559,416	10,182,986
#	Northern Oil & Gas, Inc.	753,998	15,947,058
	NOV, Inc.	2,752,838	53,487,642
*	Oceaneering International, Inc.	324,255	15,817,159
	Ovintiv, Inc.	2,037,177	127,242,075
		Shares	Value†
ENERGY — (Continued)
*	Par Pacific Holdings, Inc.	308,595	$26,548,428
#	Patterson-UTI Energy, Inc.	3,262,982	34,196,051
	PBF Energy, Inc., Class A	405,131	29,282,869
	Peabody Energy Corp.	459,968	9,806,518
	Permian Resources Corp., Class A	6,091,629	129,812,614
*	PrimeEnergy Resources Corp.	13,052	2,402,873
*	ProPetro Holding Corp.	837,018	9,290,900
#	Range Resources Corp.	1,342,257	53,878,196
	Ranger Energy Services, Inc., Class A	180,040	2,889,642
*	REX American Resources Corp.	330,216	14,212,497
	Riley Exploration Permian, Inc.	91,225	3,126,281
	RPC, Inc.	1,626,397	9,124,087
	SandRidge Energy, Inc.	273,818	3,811,547
	Scorpio Tankers, Inc.	425,867	33,158,005
*	SEACOR Marine Holdings, Inc.	156,891	1,479,482
*	Seadrill Ltd.	459,400	20,599,496
	Select Water Solutions, Inc.	855,865	15,850,620
	SFL Corp. Ltd.	1,178,202	14,539,013
	SM Energy Co.	1,216,592	39,563,572
	Smart Sand, Inc.	206,223	888,821
	Sunococorp LLC	137,011	10,473,121
*	Talos Energy, Inc.	1,197,844	18,183,272
#	Teekay Corp. Ltd.	684,880	7,978,852
	Teekay Tankers Ltd., Class A	254,948	20,235,223
#*	Tidewater, Inc.	360,152	27,033,009
#*	Transocean Ltd.	6,774,963	36,042,803
	VAALCO Energy, Inc.	542,404	2,891,013
*	Valaris Ltd.	453,918	35,945,766
#	Vitesse Energy, Inc.	208,733	3,256,235
	Weatherford International PLC	27,284	2,395,262
TOTAL ENERGY			1,811,171,847
FINANCIALS — (27.9%)
	1st Source Corp.	200,764	18,016,561
#*	Acacia Research Corp.	236,087	1,045,865
	ACNB Corp.	50,448	3,252,887
*	Affinity Bancshares, Inc.	6,529	150,167
	Alerus Financial Corp.	81,174	2,700,659
#	Ally Financial, Inc.	2,300,192	99,667,319

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Amalgamated Financial Corp.	214,643	$10,599,071
	Amerant Bancorp, Inc.	18,942	560,683
	American Coastal Insurance Corp., Class C	90,901	965,369
	American Financial Group, Inc.	143,558	20,345,040
	American Integrity Insurance Group, Inc.	734	14,893
	Ameris Bancorp	526,081	45,879,524
	AMERISAFE, Inc.	24,743	718,537
	AmeriServ Financial, Inc.	127,994	584,933
	Ames National Corp.	53,958	1,650,575
	Arrow Financial Corp.	115,759	4,611,839
	Associated Banc-Corp.	1,282,516	39,604,094
	Associated Capital Group, Inc., Class A	9,609	321,325
	Assurant, Inc.	158,203	44,168,696
	Assured Guaranty Ltd.	191,673	15,855,191
	Atlantic Union Bankshares Corp.	889,750	37,752,093
*	Atlanticus Holdings Corp.	30,393	3,206,158
	Auburn National BanCorp, Inc.	1,419	37,164
	Axis Capital Holdings Ltd.	565,370	59,544,768
*	Axos Financial, Inc.	415,922	42,178,650
	Banc of California, Inc.	795,412	15,232,140
	BancFirst Corp.	30,743	3,468,425
	Bank First Corp.	3,916	598,130
	Bank of Hawaii Corp.	163,376	13,053,742
	Bank of NT Butterfield & Son Ltd.	247,205	15,151,194
	Bank of the James Financial Group, Inc.	3,940	106,538
	Bank OZK	879,137	45,099,728
	Bank7 Corp.	35,321	1,775,940
	BankUnited, Inc.	531,172	24,779,174
	Bankwell Financial Group, Inc.	46,909	3,196,848
	Banner Corp.	227,749	16,035,807
	Bar Harbor Bankshares	104,613	4,154,182
	BayCom Corp.	84,162	2,540,009
	Beacon Financial Corp.	637,553	20,089,295
#	BOK Financial Corp.	450,624	63,668,665
*	Bowhead Specialty Holdings, Inc.	3,995	122,207
	Bread Financial Holdings, Inc.	378,727	40,929,027
		Shares	Value†
FINANCIALS — (Continued)
*	Bridgewater Bancshares, Inc.	156,108	$3,197,092
*	Brighthouse Financial, Inc.	478,919	29,649,875
*	Broadway Financial Corp.	901	9,109
	Burke & Herbert Financial Services Corp.	44,440	3,255,230
	Business First Bancshares, Inc.	134,734	4,287,236
*	BV Financial, Inc.	14,589	299,658
	Byline Bancorp, Inc.	279,801	10,987,785
	C&F Financial Corp.	22,203	1,833,746
	California BanCorp	35,793	762,391
	Camden National Corp.	115,911	6,710,088
	Capital Bancorp, Inc.	75,761	2,828,158
#	Capital City Bank Group, Inc.	134,890	6,996,744
	Capitol Federal Financial, Inc.	844,963	7,469,473
	Carter Bankshares, Inc.	154,917	5,357,030
	Cathay General Bancorp	509,923	32,222,034
	CB Financial Services, Inc.	2,041	74,762
	Central Pacific Financial Corp.	186,022	7,329,267
	CF Bankshares, Inc.	4,585	163,043
	Chemung Financial Corp.	29,841	2,431,743
	ChoiceOne Financial Services, Inc.	18,484	629,011
	Citizens & Northern Corp.	107,176	2,721,199
	Citizens Community Bancorp, Inc.	30,053	661,166
	Citizens Financial Services, Inc.	1,525	118,218
#	City Holding Co.	33,536	4,866,409
	Civista Bancshares, Inc.	112,909	3,281,136
	CNB Financial Corp.	157,363	5,523,441
	CNO Financial Group, Inc.	721,123	39,726,666
*	Coastal Financial Corp.	16,031	657,111
	Cohen & Co., Inc.	1,075	14,244
	Colony Bankcorp, Inc.	124,854	2,736,800
	Columbia Banking System, Inc.	1,714,405	53,609,444
#*	Columbia Financial, Inc.	683,496	7,388,592
	Commerce Bancshares, Inc.	786,318	46,605,068

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Community Bancorp/VT	389	$15,735
	Community Financial System, Inc.	283,076	18,346,156
	Community Trust Bancorp, Inc.	161,465	12,666,929
	Community West Bancshares	169,440	4,241,083
	ConnectOne Bancorp, Inc.	316,515	10,426,004
*	Consumer Portfolio Services, Inc.	213,629	1,991,022
	Corebridge Financial, Inc.	2,354,488	73,436,481
	Cullen/Frost Bankers, Inc.	218,000	36,262,120
*	Customers Bancorp, Inc.	253,089	19,913,043
	CVB Financial Corp.	1,195,175	26,736,065
	Dime Community Bancshares, Inc.	272,134	11,092,182
	Donegal Group, Inc. (DGICA US), Class A	269,955	5,328,912
	Eagle Bancorp Montana, Inc.	33,882	793,855
	Eagle Financial Services, Inc.	2,585	104,822
	East West Bancorp, Inc.	119,811	15,695,241
#	Eastern Bankshares, Inc.	422,771	9,706,822
	Employers Holdings, Inc.	51,230	2,589,677
	Enact Holdings, Inc.	312,545	14,789,629
*	Encore Capital Group, Inc.	111,849	10,522,754
	Enterprise Financial Services Corp.	260,109	17,247,828
	Equity Bancshares, Inc., Class A	108,555	5,501,567
	Essent Group Ltd.	737,908	48,672,412
#*	Euronet Worldwide, Inc.	246,681	17,595,756
	Everest Group Ltd.	46,163	17,271,886
#*	EZCORP, Inc., Class A	400,915	11,935,240
#	F&G Annuities & Life, Inc.	283,543	8,100,824
#	Farmers & Merchants Bancorp, Inc.	22,623	754,703
	Farmers National Banc Corp.	234,183	3,714,142
	FB Financial Corp.	407,758	24,620,428
#	Federal Agricultural Mortgage Corp. (AGM US), Class C	67,483	15,359,131
		Shares	Value†
FINANCIALS — (Continued)
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	301	$48,589
	Fidelity D&D Bancorp, Inc.	1,921	101,045
	Fidelity National Financial, Inc.	780,861	40,284,619
*	Finance of America Cos., Inc., Class A	8,768	199,472
	Financial Institutions, Inc.	127,381	5,281,216
	Finward Bancorp	2,970	132,046
*	Finwise Bancorp	4,384	60,324
	First American Financial Corp.	750,316	56,266,197
	First BanCorp	1,110,263	32,119,909
	First Bancorp, Inc.	78,661	2,761,001
	First Bancorp/Southern Pines NC	252,953	15,903,155
	First Bank	135,568	2,512,075
	First Busey Corp.	633,954	19,563,820
	First Business Financial Services, Inc.	76,778	5,390,583
	First Capital, Inc.	520	32,906
	First Commonwealth Financial Corp.	803,569	17,300,841
	First Community Bankshares, Inc.	170,490	8,135,783
	First Community Corp.	32,743	1,118,501
	First Financial Bancorp	804,297	27,209,368
	First Financial Bankshares, Inc.	26,196	920,527
	First Financial Corp.	83,564	6,731,080
	First Hawaiian, Inc.	904,951	25,148,588
	First Horizon Corp.	3,817,933	97,891,802
	First Internet Bancorp	7,560	222,718
	First Interstate BancSystem, Inc., Class A	715,065	27,186,771
	First Merchants Corp.	391,770	16,900,958
	First Mid Bancshares, Inc.	157,076	8,182,089
	First National Corp.	3,330	105,728
*	First Northern Community Bancorp	3,956	72,790
	First United Corp.	44,311	1,955,888
*	First Western Financial, Inc.	45,514	1,417,761
*	Firstsun Capital Bancorp	12,658	489,611
	Five Star Bancorp	40,044	1,889,676
	FNB Corp.	2,547,855	48,154,460
	Franklin Financial Services Corp.	3,364	212,470

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Franklin Resources, Inc.	2,479,318	$83,949,707
	FS Bancorp, Inc.	67,176	2,882,522
#	Fulton Financial Corp.	1,423,950	34,644,704
	FVCBankcorp, Inc.	65,578	1,219,095
*	Genworth Financial, Inc.	3,371,765	33,144,450
#	German American Bancorp, Inc.	200,380	10,195,334
	Glacier Bancorp, Inc.	108,211	5,333,720
	Globe Life, Inc.	501,857	91,463,438
	Great Southern Bancorp, Inc.	107,469	8,630,835
*	Green Dot Corp., Class A	335,309	4,395,901
*	Greenlight Capital Re Ltd., Class A	140,600	2,340,990
	HA Sustainable Infrastructure Capital, Inc.	53,887	2,040,701
	Hamilton Insurance Group Ltd., Class B	218,559	7,859,382
	Hancock Whitney Corp.	667,108	51,367,316
	Hanmi Financial Corp.	190,718	6,080,090
	Hanover Bancorp, Inc.	2,297	60,285
	Hanover Insurance Group, Inc.	121,684	28,307,349
*	Happen, Inc.	862,232	16,503,120
	Hawthorn Bancshares, Inc.	1,225	47,763
	HBT Financial, Inc.	67,694	2,426,153
	HCI Group, Inc.	54,416	9,523,344
	Hennessy Advisors, Inc.	3,114	30,611
	Heritage Financial Corp.	215,277	6,400,185
*	Heritage Insurance Holdings, Inc.	250,778	7,365,350
	Hilltop Holdings, Inc.	445,203	17,558,806
#	Hingham Institution For Savings	4,157	1,185,493
	Home Bancorp, Inc.	51,747	3,691,631
	Home BancShares, Inc.	858,571	26,675,801
	HomeTrust Bancshares, Inc.	98,556	5,045,082
	Hope Bancorp, Inc.	834,412	11,690,112
	Horace Mann Educators Corp.	290,708	15,148,794
	Independent Bank Corp. (IBCP US)	151,509	5,787,644
	Independent Bank Corp. (INDB US)	318,749	26,720,729
	International Bancshares Corp.	566,808	43,383,484
	Invesco Ltd.	3,072,948	90,959,261
		Shares	Value†
FINANCIALS — (Continued)
	Investar Holding Corp.	61,394	$1,849,187
	Investors Title Co.	13,699	3,962,984
	Jackson Financial, Inc., Class A	578,455	70,733,477
	James River Group Holdings, Inc.	23,521	105,609
	Kearny Financial Corp.	13,363	128,151
	Kemper Corp.	354,481	10,060,171
	Kingstone Cos., Inc.	14,632	292,201
	Lake Shore Bancorp, Inc.	550	9,444
	Lakeland Financial Corp.	35,351	2,214,740
	Landmark Bancorp, Inc.	7,242	226,964
	LCNB Corp.	65,484	1,297,238
*	LendingTree, Inc.	8,282	263,865
	Lincoln National Corp.	1,171,516	53,432,845
	Live Oak Bancshares, Inc.	224,484	9,607,915
	Magyar Bancorp, Inc.	2,641	50,311
	MainStreet Bancshares, Inc.	15,557	358,744
	Mechanics Bancorp, Class A	45,422	762,635
	Mercantile Bank Corp.	131,599	7,906,468
	Merchants Bancorp	214,544	11,838,538
	Mercury General Corp.	351,680	37,671,962
	Meridian Corp.	48,578	954,072
	Metrocity Bankshares, Inc.	72,511	2,565,439
#	Metropolitan Bank Holding Corp.	63,156	5,840,667
	MGIC Investment Corp.	1,849,492	55,558,740
	Mid Penn Bancorp, Inc.	70,448	2,700,976
	Midland States Bancorp, Inc.	9,226	310,639
	MVB Financial Corp.	70,332	2,155,676
	National Bank Holdings Corp., Class A	296,731	12,815,812
	National Bankshares, Inc.	27,149	1,102,249
	Navient Corp.	22,155	185,880
	NB Bancorp, Inc.	29,150	670,742
#	NBT Bancorp, Inc.	380,903	20,054,543
	Nelnet, Inc., Class A	236,090	32,077,548
#*	NerdWallet, Inc., Class A	285,393	2,568,537
*	NI Holdings, Inc.	69,109	1,047,001
#	Nicolet Bankshares, Inc.	118,055	20,177,961
*	NMI Holdings, Inc.	653,363	28,943,981
	Northeast Bank	66,628	8,273,199

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northeast Community Bancorp, Inc.	52,432	$1,399,934
	Northpointe Bancshares, Inc.	5,397	94,448
	Northrim BanCorp, Inc.	230,276	6,104,617
	Northwest Bancshares, Inc.	987,256	15,539,409
	Norwood Financial Corp.	9,233	313,830
	Oak Valley Bancorp	19,068	645,833
	OceanFirst Financial Corp.	398,005	7,685,477
	OFG Bancorp	439,706	23,242,859
	Ohio Valley Banc Corp.	14,950	628,797
	Old National Bancorp	2,326,205	61,970,101
	Old Republic International Corp.	957,189	41,360,137
#	Old Second Bancorp, Inc.	312,302	7,898,118
	OneMain Holdings, Inc.	941,490	58,918,444
*	Onity Group, Inc.	55,704	2,042,109
	OP Bancorp	83,269	1,298,996
*	Oportun Financial Corp.	233,123	1,291,501
	Oppenheimer Holdings, Inc., Class A	69,671	7,429,715
*	OptimumBank Holdings, Inc.	28,972	220,187
	Orange County Bancorp, Inc.	10,701	409,313
	Origin Bancorp, Inc.	169,135	9,256,759
	Orrstown Financial Services, Inc.	123,281	5,267,797
	Park National Corp.	55,346	11,520,270
	Parke Bancorp, Inc.	71,204	2,431,617
	Pathward Financial, Inc.	131,376	11,592,618
*	Payoneer Global, Inc.	781,742	5,605,090
#*	Paysafe Ltd.	425,555	3,438,484
	PCB Bancorp	69,853	1,946,803
	Peapack-Gladstone Financial Corp.	109,259	5,023,729
	Pelagos Insurance Capital Ltd.	93,583	2,366,714
	PennyMac Financial Services, Inc.	307,298	23,173,342
	Peoples Bancorp of North Carolina, Inc.	23,050	991,150
	Peoples Bancorp, Inc.	299,601	12,481,378
#	Peoples Financial Services Corp.	34,977	2,460,982
	Pinnacle Financial Partners, Inc.	639,051	67,247,337
		Shares	Value†
FINANCIALS — (Continued)
*	Pioneer Bancorp, Inc.	30,679	$528,292
	Plumas Bancorp	10,181	624,197
*	Ponce Financial Group, Inc.	145,118	2,928,481
	Popular, Inc.	450,528	78,937,011
	Preferred Bank	105,700	11,039,308
	Princeton Bancorp, Inc.	9,814	404,729
	PROG Holdings, Inc.	94,731	4,170,059
	Prosperity Bancshares, Inc.	784,431	58,730,349
	Provident Financial Holdings, Inc.	48,431	860,135
	Provident Financial Services, Inc.	904,191	22,315,434
	QCR Holdings, Inc.	142,828	14,704,143
	Radian Group, Inc.	795,760	31,026,682
	RBB Bancorp	119,621	3,154,406
	Red River Bancshares, Inc.	14,142	1,421,978
	Regional Management Corp.	95,361	3,077,299
	Reinsurance Group of America, Inc.	239,938	56,829,315
	RenaissanceRe Holdings Ltd.	257,114	82,271,338
	Renasant Corp.	616,805	26,874,194
#*	Repay Holdings Corp.	269,459	1,077,836
	Republic Bancorp, Inc., Class A	107,892	10,739,570
	Richmond Mutual BanCorp, Inc.	9,170	143,511
	Riverview Bancorp, Inc.	198,666	1,052,930
	S&T Bancorp, Inc.	285,624	14,895,292
	Safety Insurance Group, Inc.	116,012	11,994,481
	SB Financial Group, Inc.	2,698	70,903
	Seacoast Banking Corp. of Florida	355,354	12,344,998
*	Security National Financial Corp., Class A	80,231	751,764
	Selective Insurance Group, Inc.	46,436	4,401,668
	ServisFirst Bancshares, Inc.	26,222	2,346,869
	Shore Bancshares, Inc.	216,314	5,299,693
	Sierra Bancorp	99,344	4,049,261
*	SiriusPoint Ltd.	906,030	21,427,610
*	Skyward Specialty Insurance Group, Inc.	79,235	4,750,138
#	SLM Corp.	1,457,352	37,883,865
	SmartFinancial, Inc.	104,570	5,479,468

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Sound Financial Bancorp, Inc.	476	$22,481
	South Plains Financial, Inc.	82,663	3,706,609
*	Southern First Bancshares, Inc.	55,782	3,480,797
	Southern Missouri Bancorp, Inc.	68,788	5,324,879
	Southside Bancshares, Inc.	209,559	6,812,763
	Southstate Bank Corp.	748,234	78,631,911
*††	Sterling Bancorp, Inc.	86,728	0
	Stewart Information Services Corp.	217,475	14,699,135
	Stifel Financial Corp.	196,017	16,251,769
	Stock Yards Bancorp, Inc.	63,961	5,443,081
	Texas Capital Bancshares, Inc.	389,879	38,539,539
*	Third Coast Bancshares, Inc.	45,797	2,007,740
	Timberland Bancorp, Inc.	66,770	2,993,299
	Tiptree, Inc.	382,659	6,799,850
#	Tompkins Financial Corp.	98,585	9,842,726
	Towne Bank	543,096	20,588,769
	TriCo Bancshares	233,558	13,438,927
*	Triumph Financial, Inc.	118,401	8,990,188
	TrustCo Bank Corp.	163,612	9,322,612
	Trustmark Corp.	559,782	26,561,656
	UMB Financial Corp.	375,402	54,707,333
	United Bancorp, Inc.	4,772	72,773
	United Bancshares, Inc.	907	35,373
	United Bankshares, Inc.	994,350	48,176,257
	United Community Banks, Inc.	935,483	33,153,518
	United Fire Group, Inc.	181,298	9,311,465
	Unity Bancorp, Inc.	74,071	4,362,041
	Universal Insurance Holdings, Inc.	232,902	10,180,146
	Univest Financial Corp.	331,684	14,673,700
	Unum Group	790,059	68,031,980
	USCB Financial Holdings, Inc.	6,471	142,168
	Valley National Bancorp	4,322,296	61,765,610
#*	Velocity Financial, Inc.	59,836	1,049,523
	Victory Capital Holdings, Inc., Class A	199,188	19,725,588
	Virginia National Bankshares Corp.	9,181	420,444
		Shares	Value†
FINANCIALS — (Continued)
	Virtus Investment Partners, Inc.	49,863	$7,945,669
	Voya Financial, Inc.	286,423	28,479,039
	WaFd, Inc.	624,384	22,958,600
	Walker & Dunlop, Inc.	147,827	7,345,524
	Washington Trust Bancorp, Inc.	6,260	244,015
	Waterstone Financial, Inc.	193,859	3,977,987
	Webster Financial Corp.	227,824	17,592,569
	WesBanco, Inc.	580,183	24,007,973
	West BanCorp, Inc.	113,362	3,179,804
	Westamerica BanCorp	101,839	6,125,616
	Western Alliance Bancorp	456,887	36,774,835
	Western New England Bancorp, Inc.	163,145	2,109,465
	Westwood Holdings Group, Inc.	38,264	733,521
	White Mountains Insurance Group Ltd.	20,044	42,046,900
	Wintrust Financial Corp.	303,113	48,358,648
*	World Acceptance Corp.	29,040	5,221,682
	WSFS Financial Corp.	461,271	36,993,934
	WVS Financial Corp.	108	2,069
	Zions Bancorp NA	1,181,942	82,381,357
TOTAL FINANCIALS			4,927,660,149
HEALTH CARE — (6.8%)
*	Acadia Healthcare Co., Inc.	552,538	16,366,176
*	ACADIA Pharmaceuticals, Inc.	39,832	1,030,454
*	Accendra Health, Inc.	470,339	1,453,348
#	Acme United Corp.	30,908	1,757,429
*	AdaptHealth Corp.	960,149	10,369,609
*	Addus HomeCare Corp.	119,244	13,770,297
#»	Adverum Biotechnologies, Inc.	10,137	8,110
*	Align Technology, Inc.	322,494	54,553,085
*	Alkermes PLC	232,751	11,402,472
*	AMN Healthcare Services, Inc.	130,822	4,399,544
*	Amneal Pharmaceuticals, Inc.	25,607	469,120
*	Amphastar Pharmaceuticals, Inc.	276,227	5,507,966

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	ANI Pharmaceuticals, Inc.	44,939	$3,560,966
*	Anika Therapeutics, Inc.	12,107	233,423
*	Ardent Health, Inc.	21,440	228,765
*	Artivion, Inc.	2,693	72,253
*	Astrana Health, Inc.	125,130	4,449,623
*	Avantor, Inc.	2,532,956	34,904,134
*	BioMarin Pharmaceutical, Inc.	139,354	8,364,027
*	Bio-Rad Laboratories, Inc., Class A	31,682	10,311,857
*	CareCloud, Inc.	9,499	23,178
#*	Certara, Inc.	1,175,902	9,524,806
*	Charles River Laboratories International, Inc.	265,368	61,700,714
	CONMED Corp.	154,932	7,173,352
*	Cooper Cos., Inc.	803,243	58,090,534
*	Cumberland Pharmaceuticals, Inc.	37,593	251,121
*	Elanco Animal Health, Inc.	3,738,631	98,587,699
*	Emergent BioSolutions, Inc.	443,468	3,201,839
*	Enovis Corp.	342,746	9,991,046
*	Envista Holdings Corp.	1,282,770	35,032,449
*	Fortrea Holdings, Inc.	46,942	899,878
*	Globus Medical, Inc., Class A	388,193	30,585,726
#*	GoodRx Holdings, Inc., Class A	156,102	479,233
*	Haemonetics Corp.	159,861	13,674,510
*	Harmony Biosciences Holdings, Inc.	323,118	11,386,678
#*	Health Catalyst, Inc.	84,980	177,608
*	HealthEquity, Inc.	83,089	8,359,584
#	HealthStream, Inc.	296,976	8,327,207
*	Henry Schein, Inc.	423,885	36,348,139
*	ICON PLC	109,996	17,991,496
*	ICU Medical, Inc.	60,892	10,260,911
*	ImmuCell Corp.	4,747	53,214
*	InfuSystem Holdings, Inc.	96,505	882,056
*	Innoviva, Inc.	551,001	11,554,491
*	Integer Holdings Corp.	125,252	15,181,795
*	Integra LifeSciences Holdings Corp.	125,297	2,086,195
*	Jazz Pharmaceuticals PLC	207,505	52,469,714
*	Kewaunee Scientific Corp.	20,853	744,869
#*	LENSAR, Inc.	53,149	266,276
*	LifeStance Health Group, Inc.	295,963	3,101,692
*	LivaNova PLC	239,222	19,171,251
		Shares	Value†
HEALTH CARE — (Continued)
*	Merit Medical Systems, Inc.	124,911	$10,618,684
	Mesa Laboratories, Inc.	21,544	2,171,851
*	MiMedx Group, Inc.	189,326	781,916
*	Molina Healthcare, Inc.	283,013	55,363,003
#	National HealthCare Corp.	128,627	29,073,561
*	Neogen Corp.	1,026,097	12,354,208
#*»	OmniAb, Inc. (2200963D US)	10,236	0
#*»	OmniAb, Inc. (2200964D US)	10,240	0
*	Omnicell, Inc.	195,893	6,928,735
*††	Opiant Pharmaceuticals, Inc.	26,299	0
*	Option Care Health, Inc.	777,055	17,895,577
*	Organogenesis Holdings, Inc.	356,422	844,720
	Organon & Co.	105,250	1,426,138
*	Pacira BioSciences, Inc.	127,146	3,357,926
*††	PDL BioPharma, Inc.	1,058,582	328,160
*	Pediatrix Medical Group, Inc.	525,595	13,933,523
*	Pennant Group, Inc.	35,628	1,436,521
#	Perrigo Co. PLC	1,039,347	10,507,798
*	Phreesia, Inc.	5,960	63,951
#*	Prestige Consumer Healthcare, Inc.	243,980	12,252,676
*	Protalix BioTherapeutics, Inc.	22,270	52,780
*	Puma Biotechnology, Inc.	221,297	1,754,885
*	Q32 Bio, Inc.	340	5,331
*	QuidelOrtho Corp.	24,598	412,508
	Revvity, Inc.	475,306	53,481,431
††	Sage Therapeutics, Inc.	128,503	398
	SIGA Technologies, Inc.	456,791	1,493,707
#*	Simulations Plus, Inc.	3,430	62,529
*	Solventum Corp.	424,389	36,259,796
*	Spero Therapeutics, Inc.	4,833	5,655
*	Supernus Pharmaceuticals, Inc.	378,733	16,902,854
#*	Surgery Partners, Inc.	397,699	6,124,565
*	Tactile Systems Technology, Inc.	163,645	4,609,880
*	Teladoc Health, Inc.	343,929	2,307,764

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Tenet Healthcare Corp.	132,608	$33,785,866
*††	Tetraphase Pharmaceuticals, Inc.	1,600	0
*††	Third Harmonic Bio, Inc.	3,231	0
#	U.S. Physical Therapy, Inc.	75,824	5,994,645
	Universal Health Services, Inc., Class B	415,526	69,991,199
	Utah Medical Products, Inc.	21,809	1,537,971
*	Veracyte, Inc.	408,014	18,899,208
††	Verve Therapeutics, Inc.	182,864	340,127
	Viatris, Inc.	2,416,372	42,431,492
*	Waystar Holding Corp.	39,289	829,391
#	Zimmer Biomet Holdings, Inc.	97,193	9,129,339
TOTAL HEALTH CARE			1,196,544,188
INDUSTRIALS — (16.2%)
*	AAR Corp.	323,275	45,271,431
#	ABM Industries, Inc.	504,515	24,171,314
	ACCO Brands Corp.	438,451	1,850,263
	Acuity, Inc.	62,191	20,422,902
	Aebi Schmidt Holding AG	216,027	2,784,588
*	AerSale Corp.	190,073	1,178,453
	AGCO Corp.	481,946	49,235,603
#	Alamo Group, Inc.	89,621	14,256,909
*	Alaska Air Group, Inc.	982,257	46,608,095
	Albany International Corp., Class A	81,579	6,078,451
	Alight, Inc., Class A	17,326	294,195
*	Allegiant Travel Co.	216,473	21,231,672
*	Alpha Pro Tech Ltd.	21,849	107,716
#*	Amentum Holdings, Inc.	1,120,249	24,869,528
*	Ameresco, Inc., Class A	125,503	2,644,348
	Apogee Enterprises, Inc.	176,589	6,992,924
	ArcBest Corp.	187,892	27,122,210
	Arcosa, Inc.	173,668	25,216,594
	Astec Industries, Inc.	222,271	11,260,249
*	Astronics Corp. (ATROB US), Class B	363	25,054
#*	Asure Software, Inc.	165,504	1,328,997
	Atkore, Inc.	43,233	3,154,280
*	Avalon Holdings Corp., Class A	10,736	27,430
#	AZZ, Inc.	59,858	8,662,650
		Shares	Value†
INDUSTRIALS — (Continued)
*	BlueLinx Holdings, Inc.	62,859	$3,408,215
	Boise Cascade Co.	304,936	23,291,012
*	Bowman Consulting Group Ltd.	46,870	1,258,460
	Brady Corp., Class A	234,016	22,060,688
*	BrightView Holdings, Inc.	790,283	10,305,290
*	Broadwind, Inc.	36,608	146,432
*	Builders FirstSource, Inc.	617,714	41,040,918
*	CACI International, Inc., Class A	38,298	19,062,829
*	Cadeler AS (CDLR US), ADR	11,228	254,988
	Cadre Holdings, Inc.	4,600	141,818
*	Casella Waste Systems, Inc., Class A	27,680	2,483,173
*	CECO Environmental Corp.	222,677	14,672,188
*	Centuri Holdings, Inc.	128,122	3,566,916
#*	Civeo Corp.	97,811	3,082,025
#*	Clarivate PLC	2,271,875	4,498,312
	CNH Industrial NV	10,283,128	105,402,111
	Columbus McKinnon Corp.	101,746	1,950,471
*	Commercial Vehicle Group, Inc.	12,321	55,814
	CompX International, Inc.	13,016	368,483
#	Concentrix Corp.	134,923	3,319,106
*	Concrete Pumping Holdings, Inc.	335,136	3,260,873
*	Conduent, Inc.	714,217	1,121,321
	Copa Holdings SA, Class A	208,054	29,381,386
*	Costamare Bulkers Holdings Ltd.	93,062	1,820,293
	Costamare, Inc.	899,406	14,012,745
	Covenant Logistics Group, Inc.	178,159	6,328,208
*	Custom Truck One Source, Inc.	861,292	8,742,114
	Deluxe Corp.	387,638	10,028,195
*	Distribution Solutions Group, Inc.	120,693	4,172,357
*	DLH Holdings Corp.	56,259	274,544
	Douglas Dynamics, Inc.	150,480	6,640,682
	Eastern Co.	39,891	946,215
*	Energy Recovery, Inc.	191,484	1,656,337
	EnerSys	149,484	27,811,498
	Ennis, Inc.	238,930	5,208,674
	Enpro, Inc.	38,673	12,140,228
*	Enviri Corp.	108,638	2,409,591
#	Esab Corp.	137,353	11,885,155

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Espey Mfg. & Electronics Corp.	15,802	$935,004
	EVI Industries, Inc.	6,418	90,301
#*	First Advantage Corp.	256,488	5,088,722
#	Fortune Brands Innovations, Inc.	867,119	42,714,282
	Franklin Electric Co., Inc.	64,033	6,705,536
#*	FTI Consulting, Inc.	165,504	26,378,028
*	Gates Industrial Corp. Ltd.	954,095	26,695,578
	GATX Corp.	198,966	35,589,048
	Genco Shipping & Trading Ltd.	262,570	6,706,038
*	Gencor Industries, Inc.	82,681	1,177,377
	Genpact Ltd.	1,119,806	39,383,577
*	Gibraltar Industries, Inc.	225,723	9,539,054
	Global Industrial Co.	444	15,869
	Gorman-Rupp Co.	153,901	12,495,222
	Greenbrier Cos., Inc.	260,528	12,831,004
*	GXO Logistics, Inc.	612,297	30,712,818
*	Hayward Holdings, Inc.	1,103,034	16,688,904
*	Healthcare Services Group, Inc.	500,878	11,670,457
	Heartland Express, Inc.	446,393	5,459,386
	Helios Technologies, Inc.	230,638	17,969,007
#	Herc Holdings, Inc.	231,886	34,815,364
*	Hillman Solutions Corp.	1,133,369	8,919,614
#	HNI Corp.	369,182	16,616,882
	Hub Group, Inc., Class A	497,652	23,155,748
*	Hudson Technologies, Inc.	181,589	1,096,798
	Huntington Ingalls Industries, Inc.	64,158	20,944,379
	Hyster-Yale, Inc.	2,892	96,680
*	IBEX Holdings Ltd.	41,522	1,467,387
	ICF International, Inc.	131,585	10,647,858
	IDEX Corp.	85,730	19,756,478
	Insteel Industries, Inc.	163,985	5,026,140
#	Interface, Inc.	429,136	14,702,199
*	Janus International Group, Inc.	656,408	3,367,373
#	JBT Marel Corp.	49,985	6,921,423
#*	JELD-WEN Holding, Inc.	504,481	716,363
	Kadant, Inc.	2,203	677,423
	KBR, Inc.	709,900	25,989,439
	Kennametal, Inc.	586,813	19,934,038
*	Kirby Corp.	298,253	39,112,898
	Knight-Swift Transportation Holdings, Inc.	1,222,697	85,014,122
		Shares	Value†
INDUSTRIALS — (Continued)
	Korn Ferry	428,274	$35,234,102
*	L.B. Foster Co., Class A	97,525	4,011,203
	Leidos Holdings, Inc.	176,761	20,433,572
#	Lindsay Corp.	48,826	5,410,897
	Louisiana-Pacific Corp.	190,793	13,819,137
	LSI Industries, Inc.	196,763	4,602,287
	Luxfer Holdings PLC	155,002	2,639,684
*	Manitowoc Co., Inc.	121,382	1,681,141
	Marten Transport Ltd.	513,914	7,600,788
*	Mastech Digital, Inc.	10,276	79,742
*	Masterbrand, Inc.	620,949	5,122,829
	Matson, Inc.	233,223	47,248,648
	Maximus, Inc.	426,760	25,712,290
#*	Mayville Engineering Co., Inc.	83,760	2,150,119
	McGrath RentCorp	166,874	19,215,541
*	Middleby Corp.	94,549	12,629,855
*	Midera Food Processing, Inc.	94,549	4,533,625
	Miller Industries, Inc.	85,520	4,301,656
	MillerKnoll, Inc.	458,338	10,321,772
*	Mistras Group, Inc.	238,101	3,621,516
	Mueller Industries, Inc.	21,330	1,416,525
	National Presto Industries, Inc.	51,455	6,247,666
	NL Industries, Inc.	109,911	630,889
*	NPK International, Inc.	638,055	7,969,307
*	NWPX Infrastructure, Inc.	81,341	10,011,450
#*	Onterris, Inc.	143,159	3,004,907
*	OPENLANE, Inc.	855,583	34,017,980
*	Orion Group Holdings, Inc.	203,434	1,989,585
	Oshkosh Corp.	411,722	58,633,330
#	Owens Corning	535,808	74,423,731
*	PAMT Corp.	118,801	1,914,478
	Pangaea Logistics Solutions Ltd.	390,689	2,973,143
	Park-Ohio Holdings Corp.	102,443	4,090,549
#*	Parsons Corp.	173,127	7,653,945
	Pentair PLC	304,523	19,927,985
*	Perma-Pipe International Holdings, Inc.	64,260	1,551,879
	Preformed Line Products Co.	27,559	9,838,012
	Primoris Services Corp.	102,127	8,620,540
*	Proto Labs, Inc.	169,288	12,705,064
	Quad/Graphics, Inc.	24,872	258,420
	Quanex Building Products Corp.	290,083	5,175,081
*	Radiant Logistics, Inc.	433,980	3,575,995
	Regal Rexnord Corp.	385,201	79,054,801

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Resideo Technologies, Inc.	1,147,248	$39,350,606
#	Robert Half, Inc.	185,818	7,023,920
#	Rush Enterprises, Inc. (RUSHA US), Class A	494,431	39,450,649
	Rush Enterprises, Inc. (RUSHB US), Class B	88,224	6,857,652
	Ryder System, Inc.	268,376	68,816,974
	Schneider National, Inc., Class B	750,587	26,825,979
	Science Applications International Corp.	289,018	33,852,678
	Sensata Technologies Holding PLC	1,079,892	49,988,201
*	Shoals Technologies Group, Inc., Class A	547,234	4,782,825
*	SIFCO Industries, Inc.	622	16,035
*	SiteOne Landscape Supply, Inc.	156,583	14,787,699
*	SkyWest, Inc.	334,813	35,814,947
	SS&C Technologies Holdings, Inc.	25,778	1,986,195
#*	StandardAero, Inc.	727,794	21,331,642
#	Stanley Black & Decker, Inc.	713,033	67,438,661
#	TaskUS, Inc., Class A	102,346	621,240
*	Taylor Devices, Inc.	13,663	701,322
	Tecnoglass Holdings, Inc.	181,710	7,893,482
	Tennant Co.	84,922	7,135,996
	Terex Corp.	422,739	26,564,919
	Textron, Inc.	330,360	28,166,494
#*	TIC Solutions, Inc.	531,587	3,885,901
	Timken Co.	406,194	55,871,985
*	Titan International, Inc.	287,364	2,074,768
*	Transcat, Inc.	35,381	3,020,476
#	TransUnion	624,687	49,112,892
	Trinity Industries, Inc.	669,453	20,913,712
*	TTEC Holdings, Inc.	1,936	4,821
	Tutor Perini Corp.	168,612	14,121,255
	Twin Disc, Inc.	98,746	2,252,396
	UFP Industries, Inc.	208,403	18,076,876
*	U-Haul Holding Co. (UHAL US)	67,680	4,799,189
	U-Haul Holding Co. (UHAL/B US)	502,709	31,459,529
*	Ultralife Corp.	97,857	507,878
	UniFirst Corp.	111,937	32,795,302
	Universal Logistics Holdings, Inc.	85,374	1,142,304
#*	Upwork, Inc.	720,672	6,601,356
*	V2X, Inc.	190,750	17,213,280
*	Verra Mobility Corp.	146,089	772,811
*	Vestis Corp.	691,057	9,992,684
	Virco Mfg. Corp.	71,963	435,376
		Shares	Value†
INDUSTRIALS — (Continued)
	Werner Enterprises, Inc.	502,218	$18,792,998
	WESCO International, Inc.	181,689	62,408,355
*»	Wilhelmina International, Inc.	2,000	1,000
*	Willdan Group, Inc.	5,032	344,843
#	Willis Lease Finance Corp.	134,469	9,591,674
	Worthington Enterprises, Inc.	267,383	15,029,598
TOTAL INDUSTRIALS			2,857,516,380
INFORMATION TECHNOLOGY — (5.8%)
*	8x8, Inc.	282,248	536,271
*	ACI Worldwide, Inc.	313,990	18,001,047
#*	Akamai Technologies, Inc.	328,637	37,852,410
*	Alarm.com Holdings, Inc.	104,266	5,708,563
#*	Alithya Group, Inc., Class A	16,882	13,316
	Amdocs Ltd.	678,634	37,813,486
	Amkor Technology, Inc.	1,495,787	74,594,898
*	Amtech Systems, Inc.	99,906	1,532,558
*	Arrow Electronics, Inc.	417,523	90,422,956
*	AstroNova, Inc.	2,650	76,717
*	Aviat Networks, Inc.	38,393	786,289
	Avnet, Inc.	779,014	69,207,604
*	Axcelis Technologies, Inc.	4,739	617,871
	Belden, Inc.	28,439	3,527,858
	Benchmark Electronics, Inc.	288,233	22,992,346
*	CCC Intelligent Solutions Holdings, Inc.	708,688	4,315,910
#*	Cerence, Inc.	312,487	2,662,389
*	Cirrus Logic, Inc.	118,078	15,273,389
#*	Cleanspark, Inc.	19,338	266,091
	Climb Global Solutions, Inc.	2,148	57,588
*	Coda Octopus Group, Inc.	1,944	19,712
*	Corsair Gaming, Inc.	42,792	454,023
#	Crane NXT Co.	327,844	17,031,496
*	Crexendo, Inc.	67,975	467,668
	CSP, Inc.	5	40
	CTS Corp.	204,339	13,102,217
*	Daktronics, Inc.	271,181	5,361,248
*	Diebold Nixdorf, Inc.	173,173	12,743,801
#*	Digi International, Inc.	259,644	18,102,380
*	Diodes, Inc.	278,796	22,950,487
	Dolby Laboratories, Inc., Class A	80,855	4,755,083
*	DXC Technology Co.	848,056	9,532,149

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	eGain Corp.	76,216	$519,793
#*	EPAM Systems, Inc.	141,598	14,947,085
	ePlus, Inc.	194,991	18,019,118
*	Everforth, Inc.	168,130	4,781,617
*	Five9, Inc.	116,676	3,209,757
*	Harmonic, Inc.	87,864	1,014,829
	Immersion Corp.	3,457	26,135
#	Information Services Group, Inc.	276,336	1,149,558
*	Insight Enterprises, Inc.	63,354	8,168,231
*	inTEST Corp.	56,924	703,011
*	IPG Photonics Corp.	237,903	20,236,029
*	Itron, Inc.	273,524	27,259,402
*	Key Tronic Corp.	58,681	231,203
*	Kimball Electronics, Inc.	198,793	4,916,151
*	Knowles Corp.	880,885	32,231,582
*	KVH Industries, Inc.	10,862	100,582
*	Kyndryl Holdings, Inc.	218,552	2,961,380
*	LiveRamp Holdings, Inc.	215,104	8,145,988
*	Mitek Systems, Inc.	289,511	4,834,834
*	N-able, Inc.	247,544	1,158,506
#*	NCR Voyix Corp.	985,521	8,150,259
*	NetScout Systems, Inc.	589,042	23,956,338
*	NetSol Technologies, Inc.	19,650	84,691
	OneSpan, Inc.	187,788	2,906,958
*	PagerDuty, Inc.	37,105	392,571
	PC Connection, Inc.	189,718	15,883,191
*	Penguin Solutions, Inc.	326,859	17,202,589
*	Photronics, Inc.	515,728	15,621,401
*	Powerfleet, Inc. NJ	76,048	298,108
*	Progress Software Corp.	99,072	4,021,332
*	PTC, Inc.	77,013	10,566,184
*	Qorvo, Inc.	158,182	14,326,544
*	Ribbon Communications, Inc.	184,204	394,197
	Richardson Electronics Ltd.	27,531	503,542
*	Sanmina Corp.	120,465	22,353,485
*	ScanSource, Inc.	214,001	12,116,737
*††	Silicon Graphics, Inc.	494	0
#	Skyworks Solutions, Inc.	563,173	35,074,414
*	Sprinklr, Inc., Class A	173,365	1,102,601
#*	Super Micro Computer, Inc.	654,991	18,601,744
#*	Synaptics, Inc.	5,299	568,689
	TD SYNNEX Corp.	42,758	10,933,221
*	Trimble, Inc.	250,285	14,161,125
#*	Trio-Tech International	26,417	263,642
*	Turtle Beach Corp.	43,173	528,869
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Tyler Technologies, Inc.	6,841	$2,117,974
	Universal Display Corp.	80,555	6,457,289
*	Veeco Instruments, Inc.	68,392	3,419,600
#*	Viasat, Inc.	726,372	55,879,798
#	Vishay Intertechnology, Inc.	866,898	29,665,250
*	Vishay Precision Group, Inc.	6,215	572,091
	Vontier Corp.	529,968	17,027,872
*	Zebra Technologies Corp., Class A	115,547	33,950,020
TOTAL INFORMATION TECHNOLOGY			1,024,496,978
MATERIALS — (5.7%)
	AdvanSix, Inc.	160,439	3,218,406
	Alcoa Corp.	1,132,034	51,235,859
#*	Alpha Metallurgical Resources, Inc.	103,062	14,135,984
*	Alto Ingredients, Inc.	90,053	428,652
*	Ampco-Pittsburgh Corp.	1,102	8,860
	AptarGroup, Inc.	273,257	36,605,508
#	Ashland, Inc.	330,335	23,985,624
*	Aspen Aerogels, Inc.	178,917	828,386
	Avient Corp.	632,756	22,981,698
*	Axalta Coating Systems Ltd.	1,592,506	57,027,640
	Ball Corp.	1,900,657	123,352,639
	Cabot Corp.	334,865	29,474,817
#	Caledonia Mining Corp. PLC	81,630	1,501,176
	Celanese Corp.	563,470	25,198,378
	CF Industries Holdings, Inc.	367,698	46,032,113
*	Clearwater Paper Corp.	125,595	2,641,263
#	Coeur Mining, Inc. CDE US	1,100,033	16,401,492
	Commercial Metals Co.	943,000	64,802,960
*	Core Molding Technologies, Inc.	37,724	888,777
	Eastman Chemical Co.	631,647	44,183,708
*	Ecovyst, Inc.	852,545	10,281,693
	Element Solutions, Inc.	269,415	9,895,613
	Ferroglobe PLC	260,295	827,738
*	Flexible Solutions International, Inc.	25,410	128,066
	Fortitude Gold Corp.	93,160	445,305
	Friedman Industries, Inc.	65,387	2,174,118

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc. (GEF US), Class A	229,568	$19,869,110
#	Greif, Inc. (GEF/B US), Class B	57,725	6,262,008
	HB Fuller Co.	384,489	21,262,242
	Hecla Mining Co.	564,187	7,966,320
	Huntsman Corp.	58,141	567,456
	Innospec, Inc.	201,662	17,338,899
*	Intrepid Potash, Inc.	81,348	2,762,578
*	James Hardie Industries PLC	617,354	16,230,237
	Kaiser Aluminum Corp.	103,831	16,579,734
#*	Knife River Corp.	250,549	18,332,670
	Koppers Holdings, Inc.	156,969	7,694,620
	Kronos Worldwide, Inc.	238,499	1,435,764
*	LSB Industries, Inc.	323,066	3,514,958
*	Magnera Corp.	12,355	163,704
	Mativ Holdings, Inc.	362,523	3,164,826
#*	McEwen, Inc.	136,283	2,356,333
	Mercer International, Inc.	289,280	182,825
*	Metallus, Inc.	311,026	6,257,843
	Minerals Technologies, Inc.	229,041	17,462,086
	Mosaic Co.	1,547,673	34,234,527
#	Myers Industries, Inc.	168,597	5,759,274
*	Nexa Resources SA	197,850	2,542,373
	Northern Technologies International Corp.	42,924	344,250
*	O-I Glass, Inc.	937,450	6,702,767
	Olin Corp.	797,948	14,770,017
	Orion SA	295,772	1,996,461
*	Perimeter Solutions, Inc.	213,460	6,534,011
#	Quaker Chemical Corp.	62,637	10,054,491
*	Rayonier Advanced Materials, Inc.	194,759	1,743,093
††	Resolute Forest Products, Inc.	792,851	211,136
	Ryerson Holding Corp.	101,929	2,832,607
	Sensient Technologies Corp.	16,057	1,985,769
#	Silgan Holdings, Inc.	776,944	31,062,221
#	Sonoco Products Co.	717,151	40,418,630
	Stepan Co.	135,384	8,683,530
	SunCoke Energy, Inc.	686,514	5,821,639
	Sylvamo Corp.	180,353	6,747,006
*	Tredegar Corp.	165,040	1,252,654
	TriMas Corp.	299,831	11,972,252
	Tronox Holdings PLC	485,171	2,833,399
	Warrior Met Coal, Inc.	99,539	7,904,392
	Westlake Corp.	307,588	21,684,954
	Worthington Steel, Inc.	327,307	11,786,325
TOTAL MATERIALS			997,968,464
		Shares	Value†
REAL ESTATE — (0.8%)
*	AMREP Corp.	19,322	$449,043
*	Cushman & Wakefield Ltd.	1,923,279	25,810,404
*	Forestar Group, Inc.	331,623	9,335,188
*	FRP Holdings, Inc.	100,120	2,234,678
*	Howard Hughes Holdings, Inc.	311,960	19,940,483
*	Jones Lang LaSalle, Inc.	169,641	60,227,644
	Marcus & Millichap, Inc.	83,577	2,569,993
	Newmark Group, Inc., Class A	941,196	14,113,234
*	RE/MAX Holdings, Inc., Class A	29,410	266,455
#	RMR Group, Inc., Class A	42,997	818,663
*	Seaport Entertainment Group, Inc.	3,628	95,163
#*	Stratus Properties, Inc.	11,624	227,830
*	Tejon Ranch Co.	25,199	426,619
TOTAL REAL ESTATE			136,515,397
UTILITIES — (0.3%)
	Genie Energy Ltd., Class B	50,739	705,779
	MDU Resources Group, Inc.	1,160,513	23,152,234
	New Jersey Resources Corp.	396,448	22,950,375
#	Ormat Technologies, Inc.	159,553	15,569,182
TOTAL UTILITIES			62,377,570
TOTAL COMMON STOCKS			16,642,071,968
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*»	Xerox Holdings Corp. Warrants 02/14/2028	365,132	112,716
TOTAL RIGHTS/WARRANTS			112,716
TOTAL INVESTMENT SECURITIES (Cost $11,656,409,882)			16,642,184,684

SECURITIES LENDING COLLATERAL — (4.7%)
@§	The DFA Short Term Investment Fund	71,813,143	830,662,628

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	159,045,864	$159,045,864
TOTAL INVESTMENTS — (100.0%)
(Cost $12,646,012,262)^^			$17,631,893,176
As of July 31, 2026, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	437	09/18/26	$164,432,507	$164,295,613	$(136,894)
Total Futures Contracts			$164,432,507	$164,295,613	$(136,894)
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$344,781,399	$138,081	—	$344,919,480
Consumer Discretionary	2,222,582,342	—	—	2,222,582,342
Consumer Staples	1,059,784,866	534,307	—	1,060,319,173
Energy	1,811,171,847	—	—	1,811,171,847
Financials	4,927,660,149	—	—	4,927,660,149
Health Care	1,195,867,393	8,110	$668,685	1,196,544,188
Industrials	2,857,515,380	1,000	—	2,857,516,380
Information Technology	1,024,496,978	—	—	1,024,496,978
Materials	997,757,328	—	211,136	997,968,464
Real Estate	136,515,397	—	—	136,515,397
Utilities	62,377,570	—	—	62,377,570
Rights/Warrants
Information Technology	—	112,716	—	112,716
Securities Lending Collateral	—	830,662,628	—	830,662,628
Money Market Funds	159,045,864	—	—	159,045,864
Total Investments in Securities	$16,799,556,513	$831,456,842	$879,821˂˃	$17,631,893,176
Financial Instruments
Liabilities
Futures Contracts**	(136,894)	—	—	(136,894)
Total Financial Instruments	$(136,894)	—	—	$(136,894)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.8%)
COMMUNICATION SERVICES — (2.6%)
*	Advantage Solutions, Inc.	1,113	$43,674
#*	AMC Global Media, Inc.	445,946	4,994,595
#*	Angi, Inc.	298,292	1,691,316
	Array Digital Infrastructure, Inc.	557,146	19,410,967
	ATN International, Inc.	113,527	2,703,078
*	Boston Omaha Corp., Class A	410,785	5,824,931
*	Bumble, Inc., Class A	979,233	2,790,814
#*	Cars.com, Inc.	694,399	8,228,628
*	DHI Group, Inc.	564,689	2,377,341
*	DoubleVerify Holdings, Inc.	1,400,709	15,757,976
#*	EW Scripps Co., Class A	1,077,234	3,027,027
*	Gaia, Inc.	21,134	39,098
*	GCI Liberty, Inc. (GLBKV US), Class C	369,475	8,560,736
*	GCI Liberty, Inc. (GLIBA US)	43,423	1,026,520
#	Gray Media, Inc. GTN US	1,117,654	4,515,322
	Gray Media, Inc. GTNA US, Class A	3,121	21,597
#	John Wiley & Sons, Inc. (WLY US), Class A	115,255	6,016,311
*	Liberty Broadband Corp. (LBRDA US), Class A	28,917	984,913
*	Liberty Broadband Corp. (LBRDK US), Class C	174,371	5,935,589
*	Liberty Global Ltd. (LBTYA US), Class A	2,212,823	23,478,052
*	Liberty Global Ltd. (LBTYK US), Class C	1,950,707	20,209,324
*	Liberty Latin America Ltd. (LILA US), Class A	502,598	4,096,174
#*	Liberty Latin America Ltd. (LILAK US), Class C	2,237,354	18,055,447
*	Magnite, Inc.	768,060	14,823,558
	Marcus Corp.	330,309	9,611,992
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	National CineMedia, Inc.	423,128	$1,696,743
#	Nexstar Media Group, Inc.	89,779	17,105,593
*»	Old Market Capital Corp.	132,175	561,083
#	Paramount Skydance Corp., Class B	1,693,578	13,480,881
*	PubMatic, Inc., Class A	216,714	2,730,596
*	Reservoir Media, Inc.	402,046	4,116,951
	Saga Communications, Inc., Class A	87,114	779,670
#	Scholastic Corp.	627,761	25,518,485
#	Shenandoah Telecommunications Co.	596,698	7,154,409
	Shutterstock, Inc.	124,502	672,311
#	Sinclair, Inc.	103,411	1,420,867
#	Sirius XM Holdings, Inc.	2,544,014	75,353,695
#*	Sphere Entertainment Co.	150,572	21,569,439
	Spok Holdings, Inc.	57,663	628,527
#*	Stagwell, Inc.	591,717	5,000,009
	Telephone & Data Systems, Inc.	1,558,208	52,324,625
	Townsquare Media, Inc., Class A	331	1,959
#*	TripAdvisor, Inc.	1,354,931	19,192,598
*	Urban One, Inc. UONEK US	9,015	45,436
	Versant Media Group, Inc.	869,646	31,298,559
*	Yelp, Inc.	603,903	15,961,156
#*	Ziff Davis, Inc.	489,249	25,969,337
*	ZoomInfo Technologies, Inc.	3,508,308	11,577,416
TOTAL COMMUNICATION SERVICES			518,385,325
CONSUMER DISCRETIONARY — (14.0%)
#*	1-800-Flowers.com, Inc., Class A	408,023	1,591,290
*	Abercrombie & Fitch Co., Class A	2,731	271,844
#	Academy Sports & Outdoors, Inc.	859,371	40,777,154
#*	Adient PLC	1,050,972	22,112,451
	ADT, Inc.	9,808,063	74,933,601

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Advance Auto Parts, Inc.	626,695	$34,806,640
	AMCON Distributing Co.	6,961	497,712
#	American Eagle Outfitters, Inc.	1,836,972	31,559,179
*	American Outdoor Brands, Inc.	167,973	2,076,146
*	American Public Education, Inc.	4	194
*	Aptiv PLC	699,295	39,489,189
	Arhaus, Inc.	76,784	568,969
*	Ark Restaurants Corp.	2,951	16,673
	Arko Corp.	181,467	1,449,921
*	Asbury Automotive Group, Inc.	270,297	62,627,815
*	Barnes & Noble Education, Inc.	5,566	69,241
	Bassett Furniture Industries, Inc.	150,490	2,854,795
*	Beachbody Co., Inc.	77	751
#*	Beazer Homes USA, Inc.	109,036	3,500,056
*	Biglari Holdings, Inc. (BH US), Class B	14,456	5,746,115
#*	Biglari Holdings, Inc. (BH/A US), Class A	552	1,095,466
#*	Birkenstock Holding PLC	544,192	21,071,114
*	BJ's Restaurants, Inc.	87,203	5,895,795
	Bloomin' Brands, Inc.	774,475	6,706,954
	BorgWarner, Inc.	2,763,091	176,119,420
#	Brightstar Lottery PLC	34,396	345,336
	Brunswick Corp.	95,461	7,541,419
*	Caesars Entertainment, Inc.	189,493	5,637,417
#	Caleres, Inc.	51,503	661,299
*	Callaway Golf Co.	2,388,831	44,097,820
#	Camping World Holdings, Inc., Class A	64,796	401,087
#	Canterbury Park Holding Corp.	15,171	232,268
*	CarMax, Inc.	1,424,282	81,554,387
	Carriage Services, Inc.	7,703	310,970
	Carter's, Inc.	494,223	19,062,181
*	Cato Corp., Class A	54,057	184,875
#	Century Communities, Inc.	413,839	27,793,427
	Clarus Corp.	29,010	93,122
#	Columbia Sportswear Co.	474,648	28,184,598
*	Covista, Inc.	19,503	2,434,950
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Cracker Barrel Old Country Store, Inc.	14,991	$845,342
	Crown Crafts, Inc.	104,038	306,912
*	Culp, Inc.	9,907	34,476
#	Dana, Inc.	1,864,856	50,220,572
*	Dauch Corp.	1,492,313	8,431,568
#	Designer Brands, Inc., Class A	578,151	3,492,032
*	Destination XL Group, Inc.	160,316	90,370
#*	Dorman Products, Inc.	10,500	1,398,180
#*	Dream Finders Homes, Inc., Class A	453,959	5,806,136
*	El Pollo Loco Holdings, Inc.	410,623	6,758,855
	Escalade, Inc.	49,369	980,468
#	Ethan Allen Interiors, Inc.	347,522	7,784,493
*	First Watch Restaurant Group, Inc.	846,189	10,873,529
	Flanigan's Enterprises, Inc.	6,027	251,567
	Flexsteel Industries, Inc.	102,638	7,598,291
#*	Floor & Decor Holdings, Inc., Class A	545,842	31,424,124
*	Fox Factory Holding Corp.	444,366	7,998,588
*	Funko, Inc., Class A	433,382	2,526,617
#*	GameStop Corp., Class A	1,231,287	26,743,554
#	Gap, Inc.	1,940,073	38,976,067
*	Genesco, Inc.	148,641	5,681,059
	Gentex Corp.	1,159,325	27,081,832
*	Gentherm, Inc.	343,813	13,951,932
#*	GigaCloud Technology, Inc., Class A	64,208	2,808,458
#	G-III Apparel Group Ltd.	602,919	21,952,281
#	Gold.com, Inc.	204,776	8,469,535
*	Goodyear Tire & Rubber Co.	2,075,803	14,426,831
	Graham Holdings Co., Class B	89,923	108,225,927
*	Green Brick Partners, Inc.	465,734	32,941,366
	Group 1 Automotive, Inc.	166,220	47,666,909
	Hamilton Beach Brands Holding Co., Class A	17,045	391,865
	Harley-Davidson, Inc.	1,375,604	33,757,322

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Haverty Furniture Cos., Inc. (HVT US)	218,452	$5,382,657
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	5,701	171,372
#*	Helen of Troy Ltd.	88,150	2,435,585
*	Hilton Grand Vacations, Inc.	582,769	26,888,962
*	Holley, Inc.	886,699	2,367,486
	Hooker Furnishings Corp.	234,234	3,272,249
*	Hovnanian Enterprises, Inc., Class A	21,385	2,649,602
	J Jill, Inc.	17,098	311,526
	JAKKS Pacific, Inc.	153,801	4,049,580
	Jerash Holdings U.S., Inc.	2,993	13,693
	Johnson Outdoors, Inc., Class A	77,164	3,619,763
	KB Home	379,441	20,857,872
#	Kohl's Corp.	890,580	17,045,701
#	Lakeland Industries, Inc.	110,711	1,262,105
*	Lands' End, Inc.	163,208	1,961,760
#*	Latham Group, Inc.	802,406	4,300,896
	La-Z-Boy, Inc.	623,348	24,547,444
	LCI Industries	318,291	32,580,267
	Lear Corp.	688,466	89,941,198
#*	Legacy Housing Corp.	309,408	8,125,054
	Leggett & Platt, Inc.	326,590	3,200,582
*	LGI Homes, Inc.	133,318	7,275,163
*	Life Time Group Holdings, Inc.	1,253,835	56,547,959
	Lifetime Brands, Inc.	286,330	2,396,582
	Lithia Motors, Inc.	320,767	123,630,017
*	Live Ventures, Inc.	3,329	32,391
	LKQ Corp.	2,745,483	61,636,093
#*	Lovesac Co.	200,127	3,220,043
*	M/I Homes, Inc.	362,972	53,041,098
#	Macy's, Inc.	3,650,546	90,606,552
*	Malibu Boats, Inc., Class A	233,377	6,434,204
*	MarineMax, Inc.	211,820	7,301,435
#	Marriott Vacations Worldwide Corp.	380,599	37,112,208
#*	MasterCraft Boat Holdings, Inc.	207,378	4,960,482
#*	Mattel, Inc.	1,582,408	23,878,537
#	Matthews International Corp., Class A	403,150	11,187,413
	Meritage Homes Corp.	800,533	56,197,417
*	Mobileye Global, Inc., Class A	542,437	4,306,950
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Mohawk Industries, Inc.	787,728	$96,969,317
#	Monro, Inc.	279,907	3,428,861
*	Motorcar Parts of America, Inc.	253,779	3,400,639
	Movado Group, Inc.	229,055	8,745,320
#*	National Vision Holdings, Inc.	292,339	6,443,152
#	Newell Brands, Inc.	4,750,638	26,603,573
»	Nobility Homes, Inc.	984	27,650
#*	Ollie's Bargain Outlet Holdings, Inc.	180,018	13,225,922
#*	OneWater Marine, Inc., Class A	217,282	2,661,705
#	Oxford Industries, Inc.	145,902	5,532,604
#	Patrick Industries, Inc.	139,511	11,516,633
	Penske Automotive Group, Inc.	121,675	26,441,194
	Perdoceo Education Corp.	662,777	21,082,936
*	Petco Health & Wellness Co., Inc.	3,312,791	9,242,687
#	Phinia, Inc.	491,254	36,151,382
*	Pursuit Attractions & Hospitality, Inc.	104,163	5,263,356
#	PVH Corp.	786,214	68,133,305
»	QEP Co., Inc.	4,152	213,039
	RCI Hospitality Holdings, Inc.	10,621	266,481
	Rocky Brands, Inc.	128,800	6,290,592
#*	Sally Beauty Holdings, Inc.	1,279,552	19,154,893
#	Shoe Station Group, Inc.	370,313	5,628,758
#	Signet Jewelers Ltd.	525,273	48,797,862
	Smith & Wesson Brands, Inc.	595,675	8,667,071
#	Sonic Automotive, Inc., Class A	186,049	17,038,367
	Standard Motor Products, Inc.	301,211	11,515,297
*	Stoneridge, Inc.	190,271	1,314,773
	Strategic Education, Inc.	338,379	27,747,078
*	Strattec Security Corp.	55,540	4,881,411
#*	Stride, Inc.	117,206	9,410,470
	Superior Group of Cos., Inc.	214,092	2,536,990
#	Thor Industries, Inc.	689,567	51,696,838
#*	Tilly's, Inc., Class A	73,744	280,965
	Toll Brothers, Inc.	104,976	15,314,949
#*	Under Armour, Inc. (UA US), Class C	2,864,839	18,592,805
#*	Under Armour, Inc. (UAA US), Class A	1,974,865	13,132,852

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Universal Electronics, Inc.	108,697	$497,832
#	Upbound Group, Inc.	420,714	8,157,644
#*	Urban Outfitters, Inc.	695,610	51,600,350
*	Vera Bradley, Inc.	203,399	693,591
*	Versigent PLC	20,644	853,629
*	Vince Holding Corp.	15,524	98,267
	Visteon Corp.	312,737	32,693,526
	Weyco Group, Inc.	126,912	4,949,568
	Winnebago Industries, Inc.	110,579	3,348,332
*	Zumiez, Inc.	240,376	4,728,196
TOTAL CONSUMER DISCRETIONARY			2,803,993,259
CONSUMER STAPLES — (5.3%)
#	Alico, Inc.	14,370	542,611
	Andersons, Inc.	656,367	46,457,656
#	B&G Foods, Inc.	692,958	2,446,142
*	Boston Beer Co., Inc. , Class A	15,561	2,850,775
*	Bridgford Foods Corp.	13,817	86,218
#	Cal-Maine Foods, Inc.	513,237	45,051,944
#	Campbell's Co.	1,230,098	27,037,554
#*	Central Garden & Pet Co. (CENT US)	129,874	5,591,076
*	Central Garden & Pet Co. (CENTA US), Class A	720,095	27,298,801
#	Conagra Brands, Inc.	5,467,655	79,335,674
#*	Coty, Inc., Class A	294,616	810,194
*	Darling Ingredients, Inc.	1,997,599	121,134,403
	Del Monte Corp.	966,701	28,720,687
	Dole PLC	1,294,681	18,306,789
#	Edgewell Personal Care Co.	529,320	14,392,211
#	Flowers Foods, Inc.	1,463,054	10,270,639
#*	Freshpet, Inc.	128,003	7,621,299
#*	Grocery Outlet Holding Corp.	20,922	192,273
	Hormel Foods Corp.	844,965	21,132,575
#*††	Imperial Sugar Co.	83,457	0
#	Ingles Markets, Inc., Class A	224,258	20,185,463
	Ingredion, Inc.	628,424	62,503,051
	J&J Snack Foods Corp.	151,017	11,552,800
	J.M. Smucker Co.	596,671	71,158,983
	John B Sanfilippo & Son, Inc.	10,193	843,573
#	Limoneira Co.	9,104	118,079
#	McCormick & Co., Inc. (MKC US)	255,463	13,003,067
#*	Medifast, Inc.	110,808	1,089,243
	MGP Ingredients, Inc.	91,868	1,626,064
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Mission Produce, Inc.	687,071	$8,663,965
#	Molson Coors Beverage Co., Class B	2,270,432	94,359,124
*	Natural Alternatives International, Inc.	141,533	324,110
*	Nature's Sunshine Products, Inc.	122,053	2,459,368
#	Nu Skin Enterprises, Inc., Class A	485,735	2,520,965
	Pilgrim's Pride Corp.	452,905	12,391,481
*	Post Holdings, Inc.	786,320	71,877,511
	Reynolds Consumer Products, Inc.	323,057	8,057,042
	Seaboard Corp.	12,281	54,199,246
*	Seneca Foods Corp. (SENEA US), Class A	104,704	17,327,465
*»	Seneca Foods Corp. (SENEB US), Class B	24,020	3,960,418
*	Simply Good Foods Co.	95,377	970,938
	Smithfield Foods, Inc.	162,603	4,234,182
»	TreeHouse Foods, Inc.	582,921	1,125,037
*	United Natural Foods, Inc.	853,066	43,361,345
	Universal Corp.	530,139	27,933,024
*	USANA Health Sciences, Inc.	224,394	4,961,351
	Utz Brands, Inc.	604,245	8,531,939
	Village Super Market, Inc., Class A	173,677	7,631,367
#	Weis Markets, Inc.	589,177	45,396,088
*	Willamette Valley Vineyards, Inc.	4,137	10,508
TOTAL CONSUMER STAPLES			1,061,656,318
ENERGY — (12.0%)
*	Amplify Energy Corp.	513,465	2,007,648
*	Antero Resources Corp.	2,387,969	86,301,200
#	APA Corp.	3,422,007	127,709,301
	Ardmore Shipping Corp.	548,919	9,545,701
#	Atlas Energy Solutions, Inc.	407,715	4,399,245
#*	BKV Corp.	70,363	1,721,079
#*	Borr Drilling Ltd.	223,180	899,415
	Bristow Group, Inc.	394,825	17,893,469
	California Resources Corp.	910,144	47,891,777
	Chord Energy Corp. (CHRD US)	401,901	56,418,862

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Clean Energy Fuels Corp.	384,032	$745,022
#*	CNX Resources Corp.	2,027,368	72,579,774
#*	Comstock Resources, Inc.	2,146,160	28,458,082
#	Core Laboratories, Inc.	85,439	909,071
	Core Natural Resources, Inc.	284,496	22,714,161
#	Crescent Energy Co., Class A	3,478,916	39,903,167
	DHT Holdings, Inc.	1,522,640	28,275,425
#	Diversified Energy Co. DEC US	40,264	541,953
*	DMC Global, Inc.	91,105	614,048
	Dorian LPG Ltd.	570,464	27,051,403
*	Drilling Tools International Corp.	38,071	89,467
#	Epsilon Energy Ltd.	131,110	734,216
	Evolution Petroleum Corp.	251,328	924,887
#*	Expro Ltd.	1,450,111	23,129,270
*	Forum Energy Technologies, Inc.	154,530	9,684,395
#	FutureFuel Corp.	445,815	2,206,784
#*	Gran Tierra Energy, Inc. (GTE US)	8,352	62,556
	Granite Ridge Resources, Inc.	738,298	3,506,916
*	Green Plains, Inc.	208,528	3,513,697
#*	Gulfport Energy Corp.	50,363	8,127,077
*	Helix Energy Solutions Group, Inc.	2,000,149	19,021,417
#	Helmerich & Payne, Inc.	1,361,679	47,073,243
	HF Sinclair Corp.	2,351,490	215,090,790
#	HighPeak Energy, Inc.	15,286	109,295
#*	Innovex International, Inc.	477,402	13,405,448
#	International Seaways, Inc.	691,161	66,475,865
	Liberty Energy, Inc.	2,066,428	38,662,868
	Magnolia Oil & Gas Corp., Class A	165,963	4,266,909
*	Mammoth Energy Services, Inc.	37,940	100,541
#	Matador Resources Co.	1,570,527	78,353,592
	Mexco Energy Corp.	4,558	39,563
*	MIND Technology, Inc.	236	1,175
	Murphy Oil Corp.	1,999,257	79,450,473
*	Nabors Industries Ltd.	59,599	5,105,846
	NACCO Industries, Inc., Class A	116,217	5,508,686
		Shares	Value†
ENERGY — (Continued)
*	National Energy Services Reunited Corp.	179,801	$4,847,435
	Natural Gas Services Group, Inc.	181,784	6,660,566
*	NCS Multistage Holdings, Inc.	352	16,544
#	Noble Corp. PLC	1,656,392	70,231,021
#	Nordic American Tankers Ltd.	2,855,677	18,647,571
#	Northern Oil & Gas, Inc.	869,797	18,396,207
	NOV, Inc.	4,775,105	92,780,290
*	Oil States International, Inc.	725,908	5,887,114
	Ovintiv, Inc.	2,266,869	141,588,638
*	Par Pacific Holdings, Inc.	127,802	10,994,806
	Patterson-UTI Energy, Inc.	5,130,876	53,771,580
	PBF Energy, Inc., Class A	1,287,513	93,061,440
#	Peabody Energy Corp.	1,683,182	35,885,440
	Permian Resources Corp., Class A	3,390,381	72,249,019
*	PrimeEnergy Resources Corp.	14,690	2,704,429
*	ProFrac Holding Corp., Class A	25,214	101,865
*	ProPetro Holding Corp.	1,632,738	18,123,392
#	Range Resources Corp.	1,595,666	64,050,033
	Ranger Energy Services, Inc., Class A	319,096	5,121,491
*	REX American Resources Corp.	169,845	7,310,129
	Riley Exploration Permian, Inc.	107,887	3,697,287
#	RPC, Inc.	3,018,067	16,931,356
	SandRidge Energy, Inc.	162,881	2,267,304
	Scorpio Tankers, Inc.	699,262	54,444,539
#*	SEACOR Marine Holdings, Inc.	273,280	2,577,030
*	Seadrill Ltd.	861,071	38,610,424
	Select Water Solutions, Inc.	1,090,924	20,203,912
	SFL Corp. Ltd.	1,966,984	24,272,583
	SM Energy Co.	1,816,464	59,071,409
#	Smart Sand, Inc.	70,940	305,751
	Sunococorp LLC	47,332	3,618,058
*	Talos Energy, Inc.	2,268,966	34,442,904
	Teekay Corp. Ltd.	1,257,670	14,651,856

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Teekay Tankers Ltd., Class A	432,355	$34,316,016
#*	Tidewater, Inc.	96,511	7,244,116
#*	Transocean Ltd.	13,105,380	69,720,622
#	VAALCO Energy, Inc.	811,023	4,322,753
*	Valaris Ltd.	727,316	57,596,154
#	Vitesse Energy, Inc.	222,404	3,469,502
#	World Kinect Corp.	948,328	37,800,354
TOTAL ENERGY			2,413,217,719
FINANCIALS — (27.3%)
	1st Source Corp.	238,559	21,408,285
*	Acacia Research Corp.	477,731	2,116,348
	ACNB Corp.	35,047	2,259,831
*	Affinity Bancshares, Inc.	1,447	33,281
	Alerus Financial Corp.	201,238	6,695,188
	Ally Financial, Inc.	412,902	17,891,044
	Amalgamated Financial Corp.	141,112	6,968,111
	Amerant Bancorp, Inc.	413,986	12,253,986
	American Integrity Insurance Group, Inc.	2,041	41,412
	Ameris Bancorp	859,774	74,980,891
	AmeriServ Financial, Inc.	324,794	1,484,309
	Ames National Corp.	8,931	273,199
	Arrow Financial Corp.	40,565	1,616,110
	Associated Banc-Corp.	2,373,766	73,301,894
	Associated Capital Group, Inc., Class A	9,529	318,650
	Assured Guaranty Ltd.	966,107	79,916,371
*	Atlantic American Corp.	196,322	302,336
	Atlantic Union Bankshares Corp.	1,843,353	78,213,468
	Axis Capital Holdings Ltd.	603,764	63,588,424
	Banc of California, Inc.	1,416,048	27,117,319
	Bank of Marin Bancorp	199,426	5,815,262
#	Bank OZK	1,539,253	78,963,679
	BankUnited, Inc.	1,024,934	47,813,171
	Bankwell Financial Group, Inc.	41,172	2,805,872
#	Banner Corp.	439,700	30,959,277
	Bar Harbor Bankshares	215,544	8,559,252
	BayCom Corp.	144,674	4,366,261
		Shares	Value†
FINANCIALS — (Continued)
	BCB Bancorp, Inc.	224,192	$2,239,678
#	Beacon Financial Corp.	1,150,556	36,254,020
	Blue Ridge Bankshares, Inc.	174,984	614,194
#	BOK Financial Corp.	344,652	48,695,881
#	Bread Financial Holdings, Inc.	724,774	78,326,326
*	Bridgewater Bancshares, Inc.	157,307	3,221,647
*	Brighthouse Financial, Inc.	777,647	48,144,126
	Burke & Herbert Financial Services Corp.	86,659	6,347,772
	Business First Bancshares, Inc.	236,605	7,528,771
*	BV Financial, Inc.	19,604	402,666
	Byline Bancorp, Inc.	521,748	20,489,044
	C&F Financial Corp.	42,674	3,524,446
	California BanCorp	111,664	2,378,443
*	California First Leasing Corp.	128	184,640
	Camden National Corp.	155,764	9,017,178
	Capital Bancorp, Inc.	8,464	315,961
	Capital City Bank Group, Inc.	88,105	4,570,006
#	Capitol Federal Financial, Inc.	1,624,546	14,360,987
#	Carter Bankshares, Inc.	274,274	9,484,395
#	Cathay General Bancorp	863,702	54,577,329
	CB Financial Services, Inc.	3,401	124,579
	Central Pacific Financial Corp.	151,697	5,976,862
	CF Bankshares, Inc.	16,927	601,924
	Chemung Financial Corp.	14,668	1,195,295
	ChoiceOne Financial Services, Inc.	42,897	1,459,785
	Citizens & Northern Corp.	15,959	405,199
	Citizens Community Bancorp, Inc.	78,190	1,720,180
	Citizens Financial Services, Inc.	5,276	408,996
	Civista Bancshares, Inc.	253,300	7,360,898
	CNB Financial Corp.	391,135	13,728,838
#	Colony Bankcorp, Inc.	178,934	3,922,233
	Columbia Banking System, Inc.	3,663,206	114,548,452
*	Columbia Financial, Inc.	817,176	8,833,673

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Community Trust Bancorp, Inc.	189,919	$14,899,146
	Community West Bancshares	247,344	6,191,020
	ConnectOne Bancorp, Inc.	682,461	22,480,265
*	Consumer Portfolio Services, Inc.	351,818	3,278,944
	Corebridge Financial, Inc.	822,908	25,666,501
*	Customers Bancorp, Inc.	402,239	31,648,165
#	CVB Financial Corp.	2,152,155	48,143,707
#	Dime Community Bancshares, Inc.	543,202	22,140,914
#	Donegal Group, Inc. (DGICA US), Class A	382,340	7,547,392
	Donegal Group, Inc. (DGICB US), Class B	54,141	1,180,274
	Eagle Bancorp Montana, Inc.	46,734	1,094,978
	Eagle Bancorp, Inc.	300,998	8,352,694
	Eagle Financial Services, Inc.	5,744	232,919
#	Eastern Bankshares, Inc.	2,729,271	62,664,062
	Employers Holdings, Inc.	447,157	22,603,786
#	Enact Holdings, Inc.	775,537	36,698,411
*	Encore Capital Group, Inc.	89,102	8,382,716
	Enterprise Financial Services Corp.	475,814	31,551,226
	Equity Bancshares, Inc., Class A	43,974	2,228,602
	Essent Group Ltd.	1,186,600	78,268,136
	Everest Group Ltd.	9,594	3,589,595
#*	EZCORP, Inc., Class A	459,606	13,682,471
	F&G Annuities & Life, Inc.	254,011	7,257,094
	Farmers & Merchants Bancorp, Inc.	35,309	1,177,908
#	Farmers National Banc Corp.	75,563	1,198,429
*	FB Bancorp, Inc.	30,094	465,103
#	Federal Agricultural Mortgage Corp. (AGM US), Class C	44,297	10,081,997
*	Finance of America Cos., Inc., Class A	20,418	464,510
	Financial Institutions, Inc.	198,824	8,243,243
	Finward Bancorp	280	12,449
*	Finwise Bancorp	8,758	120,510
		Shares	Value†
FINANCIALS — (Continued)
	First American Financial Corp.	752,878	$56,458,321
	First Bancorp, Inc.	2,398	84,170
#	First Bancorp/Southern Pines NC	131,209	8,249,110
#	First Bank	204,822	3,795,352
#	First Busey Corp.	1,170,908	36,134,221
	First Business Financial Services, Inc.	100,745	7,073,306
	First Commonwealth Financial Corp.	1,276,504	27,483,131
	First Community Bankshares, Inc.	42,038	2,006,053
	First Community Corp.	13,333	455,455
#	First Financial Bancorp	1,468,722	49,686,865
	First Financial Corp.	152,556	12,288,386
#	First Hawaiian, Inc.	1,506,604	41,868,525
	First Horizon Corp.	263,032	6,744,140
	First Internet Bancorp	69,150	2,037,159
#	First Interstate BancSystem, Inc., Class A	1,332,439	50,659,331
	First Merchants Corp.	841,426	36,299,118
	First Mid Bancshares, Inc.	184,537	9,612,532
	First National Corp.	763	24,225
*	First Northwest Bancorp	14,270	163,534
	First United Corp.	83,677	3,693,503
*	First Western Financial, Inc.	42,977	1,338,734
*	Firstsun Capital Bancorp	52,370	2,025,672
	Flagstar Bank NA	168,457	2,395,459
	FNB Corp.	5,192,588	98,139,913
	Franklin Financial Services Corp.	6,332	399,929
	Franklin Resources, Inc.	411,400	13,930,004
	FS Bancorp, Inc.	63,321	2,717,104
#	Fulton Financial Corp.	2,511,840	61,113,067
	FVCBankcorp, Inc.	26,202	487,095
*	Genworth Financial, Inc.	6,087,423	59,839,368
	German American Bancorp, Inc.	4,247	216,087
	Great Southern Bancorp, Inc.	90,554	7,272,392
*	Green Dot Corp., Class A	768,620	10,076,608
*	Greenlight Capital Re Ltd., Class A	450,601	7,502,507

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hamilton Insurance Group Ltd., Class B	175,805	$6,321,948
	Hancock Whitney Corp.	1,048,481	80,733,037
	Hanmi Financial Corp.	406,655	12,964,161
	Hanover Bancorp, Inc.	11,867	311,449
*	Happen, Inc.	1,023,736	19,594,307
	Hawthorn Bancshares, Inc.	34,522	1,346,013
#	HBT Financial, Inc.	11,540	413,594
#	Heritage Financial Corp.	481,591	14,317,700
*	Heritage Insurance Holdings, Inc.	15,339	450,506
	Hilltop Holdings, Inc.	751,828	29,652,096
	Home Bancorp, Inc.	98,679	7,039,760
	Home BancShares, Inc.	771,154	23,959,755
	HomeTrust Bancshares, Inc.	202,535	10,367,767
	Hope Bancorp, Inc.	1,746,182	24,464,010
	Horace Mann Educators Corp.	316,064	16,470,095
	Independent Bank Corp. (IBCP US)	66,715	2,548,513
	Independent Bank Corp. (INDB US)	619,064	51,896,135
	International Bancshares Corp.	364,168	27,873,419
	Invesco Ltd.	5,254,765	155,541,044
	Investar Holding Corp.	107,620	3,241,514
	Jackson Financial, Inc., Class A	963,087	117,766,278
	James River Group Holdings, Inc.	170,552	765,778
	Kearny Financial Corp.	877,195	8,412,300
	Kemper Corp.	218,185	6,192,090
	Landmark Bancorp, Inc.	57,945	1,815,996
	LCNB Corp.	137,284	2,719,596
	Lincoln National Corp.	1,337,577	61,006,887
	Live Oak Bancshares, Inc.	35,866	1,535,065
	Magyar Bancorp, Inc.	45,405	864,965
	MainStreet Bancshares, Inc.	54,057	1,246,554
#	Mechanics Bancorp, Class A	52,642	883,859
	Mercantile Bank Corp.	233,920	14,053,914
#	Merchants Bancorp	183,914	10,148,375
		Shares	Value†
FINANCIALS — (Continued)
	Meridian Corp.	110,936	$2,178,783
	Metropolitan Bank Holding Corp.	52,374	4,843,548
	MGIC Investment Corp.	3,421,383	102,778,345
#	Mid Penn Bancorp, Inc.	176,182	6,754,818
	Midland States Bancorp, Inc.	252,226	8,492,449
	MVB Financial Corp.	85,973	2,635,072
	National Bank Holdings Corp., Class A	345,512	14,922,663
	National Bankshares, Inc.	2,475	100,485
#	Navient Corp.	1,869,162	15,682,269
	NB Bancorp, Inc.	103,770	2,387,748
#	NBT Bancorp, Inc.	145,442	7,657,521
#	Nelnet, Inc., Class A	539,608	73,316,539
*	NerdWallet, Inc., Class A	6,147	55,323
	Nicolet Bankshares, Inc.	1,819	310,903
*	NMI Holdings, Inc.	751,715	33,300,974
	Northeast Community Bancorp, Inc.	117,955	3,149,399
#	Northpointe Bancshares, Inc.	27,242	476,735
	Northrim BanCorp, Inc.	99,766	2,644,797
#	Northwest Bancshares, Inc.	1,991,444	31,345,329
	Oak Valley Bancorp	3,297	111,669
	OceanFirst Financial Corp.	1,168,533	22,564,372
	OFG Bancorp	222,271	11,749,245
	Ohio Valley Banc Corp.	861	36,214
	Old National Bancorp	4,275,901	113,910,003
#	Old Second Bancorp, Inc.	366,649	9,272,553
*	Onity Group, Inc.	111,843	4,100,164
	OP Bancorp	172,733	2,694,635
*	Oportun Financial Corp.	285,454	1,581,415
	Oppenheimer Holdings, Inc., Class A	130,837	13,952,458
*	OptimumBank Holdings, Inc.	1,253	9,523
	Origin Bancorp, Inc.	289,499	15,844,280
	Orrstown Financial Services, Inc.	180,175	7,698,878
	Parke Bancorp, Inc.	151,870	5,186,360
#*	Paysafe Ltd.	201,994	1,632,112
	PCB Bancorp	161,087	4,489,495

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Peapack-Gladstone Financial Corp.	238,715	$10,976,116
	Pelagos Insurance Capital Ltd.	668,803	16,914,028
	PennyMac Financial Services, Inc.	298,985	22,546,459
	Peoples Bancorp of North Carolina, Inc.	11,655	501,165
#	Peoples Bancorp, Inc.	528,465	22,015,852
#	Peoples Financial Services Corp.	66,083	4,649,600
	Pinnacle Financial Partners, Inc.	710,840	74,801,693
*	Pioneer Bancorp, Inc.	1,132	19,493
	Plumas Bancorp	3,286	201,465
*	Ponce Financial Group, Inc.	125,222	2,526,980
	Popular, Inc.	435,179	76,247,713
*	PRA Group, Inc.	339,243	5,892,651
#	Preferred Bank	7,347	767,321
	Primis Financial Corp.	325,020	5,206,820
	Princeton Bancorp, Inc.	49,945	2,059,732
	Prosperity Bancshares, Inc.	1,416,671	106,066,158
	Provident Financial Holdings, Inc.	169,394	3,008,437
	Provident Financial Services, Inc.	1,950,555	48,139,697
	QCR Holdings, Inc.	117,861	12,133,790
	Radian Group, Inc.	1,337,273	52,140,274
	RBB Bancorp	193,331	5,098,138
	Red River Bancshares, Inc.	1,255	126,190
	Regional Management Corp.	161,458	5,210,250
	Reinsurance Group of America, Inc.	4,289	1,015,850
	RenaissanceRe Holdings Ltd.	7,237	2,315,695
#	Renasant Corp.	1,201,207	52,336,589
#*	Repay Holdings Corp.	931,094	3,724,376
#	Republic Bancorp, Inc., Class A	152,939	15,223,548
	Richmond Mutual BanCorp, Inc.	24,717	386,821
	Riverview Bancorp, Inc.	280,795	1,488,214
#	S&T Bancorp, Inc.	502,350	26,197,552
	Safety Insurance Group, Inc.	24,702	2,553,940
	SB Financial Group, Inc.	72,504	1,905,405
#	Seacoast Banking Corp. of Florida	580,114	20,153,160
		Shares	Value†
FINANCIALS — (Continued)
*	Security National Financial Corp., Class A	214,207	$2,007,120
	Selective Insurance Group, Inc.	40,079	3,799,088
	Shore Bancshares, Inc.	368,213	9,021,218
	Sierra Bancorp	278,155	11,337,598
	Simmons First National Corp., Class A	1,757,048	41,448,762
#*	SiriusPoint Ltd.	1,481,395	35,034,992
#	SmartFinancial, Inc.	195,649	10,252,008
	South Plains Financial, Inc.	43,916	1,969,193
*	Southern First Bancshares, Inc.	54,021	3,370,910
	Southern Missouri Bancorp, Inc.	44,457	3,441,416
	Southside Bancshares, Inc.	149,441	4,858,327
	Southstate Bank Corp.	1,137,001	119,487,435
#	SR Bancorp, Inc.	38,899	760,475
#*††	Sterling Bancorp, Inc.	224,071	0
	Stewart Information Services Corp.	232,392	15,707,375
*	Summit State Bank	10,197	126,341
#	Texas Capital Bancshares, Inc.	619,014	61,189,534
#*	Third Coast Bancshares, Inc.	134,469	5,895,121
	Timberland Bancorp, Inc.	124,505	5,581,559
	Tiptree, Inc.	261,848	4,653,039
	Tompkins Financial Corp.	39,608	3,954,463
	Towne Bank	981,667	37,214,996
	TriCo Bancshares	254,419	14,639,269
#	TrustCo Bank Corp.	250,229	14,258,048
	Trustmark Corp.	784,053	37,203,315
	UMB Financial Corp.	386,093	56,265,333
*††	Unico American Corp.	99,017	1,287
	United Bancshares, Inc.	6,413	250,107
	United Bankshares, Inc.	1,812,146	87,798,474
	United Community Banks, Inc.	1,535,195	54,407,311
	United Fire Group, Inc.	316,007	16,230,120
	Unity Bancorp, Inc.	48,938	2,881,959
	Univest Financial Corp.	415,476	18,380,658
	Unum Group	181,226	15,605,371
#	Valley National Bancorp	7,112,561	101,638,497

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Velocity Financial, Inc.	62,172	$1,090,497
	Virtus Investment Partners, Inc.	12,468	1,986,776
	Voya Financial, Inc.	102,293	10,170,993
	WaFd, Inc.	1,096,927	40,334,006
	Walker & Dunlop, Inc.	213,679	10,617,710
	Washington Trust Bancorp, Inc.	173,511	6,763,459
	Waterstone Financial, Inc.	270,141	5,543,293
	Webster Financial Corp.	1,009,976	77,990,347
#	WesBanco, Inc.	1,312,595	54,315,181
	Westamerica BanCorp	41,557	2,499,654
	Western Alliance Bancorp	695,950	56,017,015
	Western New England Bancorp, Inc.	346,403	4,478,991
	Westwood Holdings Group, Inc.	4,391	84,175
	White Mountains Insurance Group Ltd.	33,307	69,869,093
	Wintrust Financial Corp.	354,773	56,600,484
	WSFS Financial Corp.	711,916	57,095,663
	WVS Financial Corp.	1,691	32,400
	Zions Bancorp NA	1,631,104	113,687,949
TOTAL FINANCIALS			5,484,030,331
HEALTH CARE — (6.9%)
*	Acadia Healthcare Co., Inc.	993,418	29,425,041
#*	Accendra Health, Inc.	482,864	1,492,050
	Acme United Corp.	30,676	1,744,237
*	AdaptHealth Corp.	1,839,660	19,868,328
*	Addus HomeCare Corp.	104,365	12,052,070
*	American Shared Hospital Services	92,075	138,113
#*	AMN Healthcare Services, Inc.	165,703	5,572,592
#*	Amphastar Pharmaceuticals, Inc.	596,077	11,885,775
*	Anika Therapeutics, Inc.	87,490	1,686,807
#*	Ardent Health, Inc.	28,882	308,171
#*	Astrana Health, Inc.	144,616	5,142,545
#*	Avantor, Inc.	6,943,583	95,682,574
*	Azenta, Inc.	380,552	10,704,928
#	Baxter International, Inc.	1,392,761	36,434,628
		Shares	Value†
HEALTH CARE — (Continued)
*	BioMarin Pharmaceutical, Inc.	760,631	$45,653,073
#*	Bio-Rad Laboratories, Inc., Class A	291,328	94,821,437
*	Black Diamond Therapeutics, Inc.	341,219	576,660
*	CareCloud, Inc.	81,271	198,301
*	Castle Biosciences, Inc.	63,205	1,769,740
#*	Certara, Inc.	1,742,570	14,114,817
*	Charles River Laboratories International, Inc.	24,193	5,625,114
	CONMED Corp.	366,995	16,991,868
*	Cooper Cos., Inc.	221,517	16,020,109
#*	Elanco Animal Health, Inc.	6,490,459	171,153,404
#*	Emergent BioSolutions, Inc.	705,560	5,094,143
#*	Enovis Corp.	398,590	11,618,898
*	Entrada Therapeutics, Inc.	29,984	203,591
*	Envista Holdings Corp.	2,235,061	61,039,516
*	Evolent Health, Inc., Class A	269,985	834,254
*	Fulgent Genetics, Inc.	21,203	350,910
*	Globus Medical, Inc., Class A	13,597	1,071,308
*	GoodRx Holdings, Inc., Class A	578,683	1,776,557
*	Harmony Biosciences Holdings, Inc.	330,744	11,655,419
	HealthStream, Inc.	184,384	5,170,127
*	ICON PLC	273,933	44,805,851
*	ICU Medical, Inc.	227,281	38,299,121
*	Innoviva, Inc.	1,008,117	21,140,213
*	Integer Holdings Corp.	343,746	41,665,453
*	Integra LifeSciences Holdings Corp.	484,999	8,075,233
*	Jazz Pharmaceuticals PLC	70,056	17,714,360
*	Keros Therapeutics, Inc.	142,035	1,430,292
*	Kewaunee Scientific Corp.	43,086	1,539,032
*	LifeStance Health Group, Inc.	946,678	9,921,185
#*	LivaNova PLC	7,970	638,716
*	Merit Medical Systems, Inc.	25,890	2,200,909
*	MiMedx Group, Inc.	32,047	132,354
#*	Molina Healthcare, Inc.	166,198	32,511,653

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	National HealthCare Corp.	193,388	$43,711,490
*	Neogen Corp.	2,944,922	35,456,861
#*††	OCA, Inc.	492,841	0
*»	OmniAb, Inc. (2200963D US)	2,029	0
*»	OmniAb, Inc. (2200964D US)	2,029	0
*	Omnicell, Inc.	624,674	22,094,719
#*	OptimizeRx Corp.	229,462	1,388,245
#*	Option Care Health, Inc.	114,493	2,636,774
*	OraSure Technologies, Inc.	589,210	2,386,301
*	Organogenesis Holdings, Inc.	284,690	674,715
*	OrthoPediatrics Corp.	22,519	454,659
*	Pacira BioSciences, Inc.	570,177	15,058,375
*††	PDL BioPharma, Inc.	1,226,353	380,169
#*	Pediatrix Medical Group, Inc.	686,570	18,200,971
#	Perrigo Co. PLC	1,309,483	13,238,873
#*	Prestige Consumer Healthcare, Inc.	635,265	31,903,008
*	Protalix BioTherapeutics, Inc.	5,800	13,746
*	Puma Biotechnology, Inc.	142,253	1,128,066
#*	QuidelOrtho Corp.	169,359	2,840,150
#	Revvity, Inc.	612,309	68,897,009
*	Sensus Healthcare, Inc.	45,206	131,549
	SIGA Technologies, Inc.	281,157	919,383
#*	Surgery Partners, Inc.	1,404,224	21,625,050
#*	Tactile Systems Technology, Inc.	157,800	4,445,226
#*	Teladoc Health, Inc.	2,475,791	16,612,558
#	Teleflex, Inc.	219,832	30,053,233
#	U.S. Physical Therapy, Inc.	23,175	1,832,216
	Universal Health Services, Inc., Class B	304,197	51,238,943
	Utah Medical Products, Inc.	36,788	2,594,290
*	Vanda Pharmaceuticals, Inc.	333,667	1,701,702
*	Varex Imaging Corp.	293,232	3,281,266
	Viatris, Inc.	3,140,216	55,142,193
*	Voyager Therapeutics, Inc.	20,651	62,573
		Shares	Value†
HEALTH CARE — (Continued)
#*	Waystar Holding Corp.	519,708	$10,971,036
TOTAL HEALTH CARE			1,379,026,826
INDUSTRIALS — (15.2%)
*	AAR Corp.	189,367	26,518,955
#	ABM Industries, Inc.	927,823	44,452,000
#	ACCO Brands Corp.	1,113,339	4,698,291
	Aebi Schmidt Holding AG	167,521	2,159,346
*	AerSale Corp.	465,869	2,888,388
#	AGCO Corp.	733,356	74,919,649
	Alamo Group, Inc.	59,916	9,531,437
#*	Alaska Air Group, Inc.	1,543,711	73,249,087
	Alight, Inc., Class A	51,083	867,389
#*	Allegiant Travel Co.	231,007	22,657,167
*	Amentum Holdings, Inc.	652,959	14,495,690
#*	Ameresco, Inc., Class A	332,561	7,007,060
	Apogee Enterprises, Inc.	170,754	6,761,858
#	ArcBest Corp.	218,063	31,477,394
	Arcosa, Inc.	560,080	81,323,616
	Astec Industries, Inc.	320,216	16,222,143
#*	Asure Software, Inc.	178,736	1,435,250
	Atkore, Inc.	255,473	18,639,310
*	Avalon Holdings Corp., Class A	10,149	25,931
	BGSF, Inc.	7,574	42,036
*	BlueLinx Holdings, Inc.	104,619	5,672,442
	Boise Cascade Co.	452,883	34,591,204
#*	Bowman Consulting Group Ltd.	52,554	1,411,075
*	BrightView Holdings, Inc.	1,286,738	16,779,064
*	Broadwind, Inc.	80,025	320,100
*	Builders FirstSource, Inc.	278,895	18,529,784
*	Cadeler AS (CDLR US), ADR	2,440	55,412
*	CECO Environmental Corp.	140,723	9,272,238
	Chicago Rivet & Machine Co.	27,374	284,690
*	Civeo Corp.	140,626	4,431,125
#*	Clarivate PLC	6,322,926	12,519,394
#	CNH Industrial NV	217,716	2,231,589
	Columbus McKinnon Corp.	233,970	4,485,205
*	Commercial Vehicle Group, Inc.	9,746	44,149
	CompX International, Inc.	64,666	1,830,694
#	Concentrix Corp.	509,057	12,522,802

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Concrete Pumping Holdings, Inc.	518,536	$5,045,355
*	Conduent, Inc.	1,369,493	2,150,104
	Copa Holdings SA, Class A	260,931	36,848,676
*	Costamare Bulkers Holdings Ltd.	352,505	6,894,998
#	Costamare, Inc.	1,765,828	27,511,600
	Covenant Logistics Group, Inc.	203,822	7,239,757
#*	Custom Truck One Source, Inc.	1,026,196	10,415,889
#	Deluxe Corp.	620,380	16,049,231
*	Distribution Solutions Group, Inc.	31,632	1,093,518
*	DLH Holdings Corp.	20,847	101,733
*	DNOW, Inc.	1,946,761	27,488,265
	Eastern Co.	93,243	2,211,724
#	EnerSys	45,278	8,423,972
#	Ennis, Inc.	545,428	11,890,330
#	Esab Corp.	12,162	1,052,378
	EVI Industries, Inc.	3,388	47,669
#*	First Advantage Corp.	447,817	8,884,689
*	Forrester Research, Inc.	20,508	235,842
	Fortune Brands Innovations, Inc.	173,971	8,569,811
#*	Gates Industrial Corp. Ltd.	3,422,148	95,751,701
#	GATX Corp.	189,827	33,954,356
	Genco Shipping & Trading Ltd.	644,187	16,452,536
*	Gencor Industries, Inc.	171,278	2,438,999
	Genpact Ltd.	214,012	7,526,802
#*	Gibraltar Industries, Inc.	233,122	9,851,736
	Greenbrier Cos., Inc.	437,087	21,526,535
*	GXO Logistics, Inc.	1,070,476	53,695,076
#*	Hayward Holdings, Inc.	1,239,017	18,746,327
	Heartland Express, Inc.	1,038,860	12,705,258
	Helios Technologies, Inc.	187,057	14,573,611
#	Herc Holdings, Inc.	50,216	7,539,430
*	Hillman Solutions Corp.	2,643,535	20,804,620
#	HNI Corp.	311,608	14,025,476
#	Hub Group, Inc., Class A	952,985	44,342,392
*	Hudson Technologies, Inc.	573,473	3,463,777
	Huntington Ingalls Industries, Inc.	147,318	48,091,961
*	Hurco Cos., Inc.	108,611	2,263,453
	Hyster-Yale, Inc.	67,748	2,264,816
	ICF International, Inc.	243,123	19,673,513
		Shares	Value†
INDUSTRIALS — (Continued)
	Insteel Industries, Inc.	258,689	$7,928,818
	Interface, Inc.	273,121	9,357,125
#*	Janus International Group, Inc.	1,187,174	6,090,203
#	JBT Marel Corp.	14,884	2,060,987
#*	JetBlue Airways Corp.	4,463,344	26,913,964
	Kelly Services, Inc., Class A	402,291	5,969,998
	Kennametal, Inc.	1,107,524	37,622,590
#*	Kirby Corp.	703,054	92,198,502
	Knight-Swift Transportation Holdings, Inc.	2,068,666	143,834,347
	Korn Ferry	670,186	55,136,202
*	L.B. Foster Co., Class A	136,822	5,627,489
#	Lindsay Corp.	33,686	3,733,083
#	LSI Industries, Inc.	89,288	2,088,446
#	Luxfer Holdings PLC	182,124	3,101,572
#*	Lyft, Inc., Class A	1,785,050	28,310,893
*	Manitowoc Co., Inc.	487,464	6,751,376
#	ManpowerGroup, Inc.	529,702	27,766,979
	Marten Transport Ltd.	1,202,018	17,777,846
#*	Masterbrand, Inc.	2,331,559	19,235,362
#	Matson, Inc.	431,737	87,465,599
	Maximus, Inc.	182,940	11,022,135
#*	Mayville Engineering Co., Inc.	43,674	1,121,112
	McGrath RentCorp	47,083	5,421,607
*	Middleby Corp.	63,214	8,444,126
*	Midera Food Processing, Inc.	63,214	3,031,111
#	Miller Industries, Inc.	155,364	7,814,809
#	MillerKnoll, Inc.	827,648	18,638,633
*	Mistras Group, Inc.	387,564	5,894,848
	National Presto Industries, Inc.	38,706	4,699,683
	NL Industries, Inc.	787,540	4,520,480
*	NPK International, Inc.	22,001	274,793
*	NWPX Infrastructure, Inc.	118,928	14,637,658
#*	Onterris, Inc.	178,725	3,751,438
*	OPENLANE, Inc.	1,016,889	40,431,507
*	Orion Group Holdings, Inc.	164,789	1,611,636
	Oshkosh Corp.	700,141	99,707,080
#	Owens Corning	231,284	32,125,348
*	PAMT Corp.	338,930	5,461,857
	Pangaea Logistics Solutions Ltd.	878,866	6,688,170
#	Park-Ohio Holdings Corp.	188,192	7,514,507
*	Parsons Corp.	69,311	3,064,239
*	Perma-Pipe International Holdings, Inc.	49,744	1,201,318
*	Proto Labs, Inc.	172,126	12,918,056

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Quanex Building Products Corp.	571,148	$10,189,280
*	Radiant Logistics, Inc.	633,605	5,220,905
	Regal Rexnord Corp.	112,301	23,047,534
*	Resideo Technologies, Inc.	1,295,697	44,442,407
#	Resources Connection, Inc.	212,647	929,267
#	Rush Enterprises, Inc. (RUSHA US), Class A	149,681	11,943,047
	Rush Enterprises, Inc. (RUSHB US), Class B	446,403	34,698,905
	Ryder System, Inc.	186,248	47,757,712
	Schneider National, Inc., Class B	1,205,180	43,073,133
	Sensata Technologies Holding PLC	1,790,078	82,862,711
*	Shoals Technologies Group, Inc., Class A	321,568	2,810,504
#*	SIFCO Industries, Inc.	49,091	1,265,566
*	SkyWest, Inc.	572,572	61,248,027
	Stanley Black & Decker, Inc.	1,100,280	104,064,482
*	Sunrun, Inc.	1,378,167	13,519,818
	TaskUS, Inc., Class A	1,379	8,371
#	Tennant Co.	34,380	2,888,951
#	Terex Corp.	502,528	31,578,860
*	TIC Solutions, Inc.	317,107	2,318,052
	Timken Co.	512,542	70,500,152
*	Titan International, Inc.	825,694	5,961,511
*	Titan Machinery, Inc.	370,910	6,301,761
#*	Transcat, Inc.	10,353	883,836
	Trinity Industries, Inc.	995,628	31,103,419
*	TrueBlue, Inc.	9,400	66,552
#*	TTEC Holdings, Inc.	110,118	274,194
	Twin Disc, Inc.	109,243	2,491,833
	UFP Industries, Inc.	230,326	19,978,477
#*	U-Haul Holding Co. (UHAL US)	145,494	10,316,980
	U-Haul Holding Co. (UHAL/B US)	399,665	25,011,036
*	Ultralife Corp.	202,962	1,053,373
	UniFirst Corp.	74,917	21,949,183
	Universal Logistics Holdings, Inc.	64,596	864,294
#*	Upwork, Inc.	960,591	8,799,014
*	V2X, Inc.	277,585	25,049,270
*	Verra Mobility Corp.	187,291	990,769
*	Vestis Corp.	797,655	11,534,091
#	Virco Mfg. Corp.	96,116	581,502
*	VirTra, Inc.	120,028	370,887
	Wabash National Corp.	132,120	1,659,427
		Shares	Value†
INDUSTRIALS — (Continued)
#	Werner Enterprises, Inc.	834,678	$31,233,651
	WESCO International, Inc.	354,676	121,827,659
	Willis Lease Finance Corp.	584,856	41,717,779
TOTAL INDUSTRIALS			3,049,556,594
INFORMATION TECHNOLOGY — (6.0%)
*	8x8, Inc.	57,414	109,087
#*	Alithya Group, Inc., Class A	79,268	62,527
*	Alpha & Omega Semiconductor Ltd.	422,202	13,400,691
#	Amdocs Ltd.	548,865	30,582,758
	Amkor Technology, Inc.	315,695	15,743,710
*	Arrow Electronics, Inc.	695,505	150,625,518
*	AstroNova, Inc.	161,978	4,689,263
*	Aviat Networks, Inc.	26,807	549,007
	Avnet, Inc.	1,686,327	149,813,291
*	Aware, Inc.	332,328	398,794
	Benchmark Electronics, Inc.	380,928	30,386,627
#*	Bill Holdings, Inc.	756,351	34,134,121
*	CCC Intelligent Solutions Holdings, Inc.	3,707,851	22,580,813
*	Cerence, Inc.	94,839	808,028
#*	Cleanspark, Inc.	33,497	460,919
#*	Clearfield, Inc.	48,274	1,460,771
*	Coda Octopus Group, Inc.	2,040	20,686
#*	Corsair Gaming, Inc.	740,364	7,855,262
#	Crane NXT Co.	278,660	14,476,387
	CSP, Inc.	102,466	810,506
#*	Daily Journal Corp.	7,217	4,237,101
*	Diebold Nixdorf, Inc.	168,805	12,422,360
#*	Diodes, Inc.	441,263	36,324,770
	Dolby Laboratories, Inc., Class A	209,433	12,316,755
#*	DXC Technology Co.	2,037,979	22,906,884
#*	Eastman Kodak Co.	243,291	2,043,644
*	eGain Corp.	3,345	22,813
#*	EPAM Systems, Inc.	335,880	35,455,493
#	ePlus, Inc.	234,095	21,632,719
*	Everforth, Inc.	159,376	4,532,653
*	Five9, Inc.	638,283	17,559,165
*	Grid Dynamics Holdings, Inc.	164,263	1,131,772
#*	I3 Verticals, Inc., Class A	135,735	2,858,579
#	Immersion Corp.	74,071	559,977
	Information Services Group, Inc.	56,349	234,412

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Insight Enterprises, Inc.	44,431	$5,728,489
*	inTEST Corp.	22,706	280,419
#*	IPG Photonics Corp.	195,185	16,602,436
#*	Itron, Inc.	129,087	12,864,810
*	Key Tronic Corp.	214,941	846,867
*	Kimball Electronics, Inc.	427,651	10,575,809
*	Knowles Corp.	437,374	16,003,515
*	KVH Industries, Inc.	63,177	585,019
#*	Kyndryl Holdings, Inc.	200,822	2,721,138
*	LiveRamp Holdings, Inc.	98,348	3,724,439
	Methode Electronics, Inc.	468,925	6,560,261
*	Mirion Technologies, Inc.	43,908	657,742
*	Mitek Systems, Inc.	24,059	401,785
#*	N-able, Inc.	1,203,530	5,632,520
#*	nCino, Inc.	874,460	16,142,532
#*	NCR Voyix Corp.	1,828,834	15,124,457
*	NETGEAR, Inc.	227,478	5,495,868
*	NetScout Systems, Inc.	977,261	39,745,205
#	OneSpan, Inc.	363,910	5,633,327
	PC Connection, Inc.	294,754	24,676,805
#*	Penguin Solutions, Inc.	185,714	9,774,128
*	Photronics, Inc.	639,835	19,380,602
#*	Powerfleet, Inc. NJ	1,515,609	5,941,187
*	Qorvo, Inc.	261,584	23,691,663
*	Ribbon Communications, Inc.	1,256,777	2,689,503
	Richardson Electronics Ltd.	241,374	4,414,730
*	Rogers Corp.	119,955	14,810,844
#*	ScanSource, Inc.	369,244	20,906,595
*††	Silicon Graphics, Inc.	202,080	0
#	Skyworks Solutions, Inc.	1,404,395	87,465,721
*	Sprinklr, Inc., Class A	178,678	1,136,392
*	SPS Commerce, Inc.	31,050	2,278,759
	TD SYNNEX Corp.	277,575	70,975,927
*	TransAct Technologies, Inc.	60,672	314,281
*	Trimble, Inc.	20,289	1,147,952
#*	Trio-Tech International	63,329	632,023
*	Turtle Beach Corp.	75,829	928,905
	Universal Display Corp.	81,083	6,499,613
#*	Viasat, Inc.	964,791	74,221,372
#	Vishay Intertechnology, Inc.	533,719	18,263,864
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Xperi, Inc.	247,648	$1,909,366
TOTAL INFORMATION TECHNOLOGY			1,210,594,733
MATERIALS — (5.3%)
#	AdvanSix, Inc.	362,525	7,272,252
	Alcoa Corp.	1,096,658	49,634,741
#*	Alpha Metallurgical Resources, Inc.	174,685	23,959,795
*	Alto Ingredients, Inc.	139,078	662,011
*	American Vanguard Corp.	213,005	509,082
*	Arq, Inc.	16,806	33,108
*	Ascent Industries Co.	50,488	781,049
#	Ashland, Inc.	610,654	44,339,587
*	Aspen Aerogels, Inc.	108,307	501,461
	Avient Corp.	1,249,529	45,382,893
#	Cabot Corp.	8,374	737,080
#	Caledonia Mining Corp. PLC	84,423	1,552,539
	Celanese Corp.	674,352	30,157,021
*	Clearwater Paper Corp.	73,682	1,549,532
*	Cleveland-Cliffs, Inc.	2,331,532	26,859,249
	Commercial Metals Co.	1,582,984	108,782,661
*	Core Molding Technologies, Inc.	125,809	2,964,060
	Eastman Chemical Co.	1,276,485	89,290,126
#*	Ecovyst, Inc.	1,514,903	18,269,730
	Ferroglobe PLC	273,106	868,477
	Fortitude Gold Corp.	40,459	193,394
	Friedman Industries, Inc.	164,384	5,465,768
#	Graphic Packaging Holding Co.	1,501,263	16,108,552
#	Greif, Inc. (GEF US), Class A	541,389	46,857,218
#	Greif, Inc. (GEF/B US), Class B	29,116	3,158,504
	HB Fuller Co.	486,261	26,890,233
	Huntsman Corp.	950,564	9,277,505
	Innospec, Inc.	201,406	17,316,888
*	Intrepid Potash, Inc.	188,241	6,392,664
	Kaiser Aluminum Corp.	89,420	14,278,586
#	Koppers Holdings, Inc.	268,544	13,164,027
#	Kronos Worldwide, Inc.	632,783	3,809,354
*	LSB Industries, Inc.	300,286	3,267,112
*	Magnera Corp.	156,881	2,078,673
	Mativ Holdings, Inc.	551,153	4,811,566
*	McEwen, Inc.	69,173	1,196,001
	Mercer International, Inc.	278,842	176,228

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Metallus, Inc.	637,342	$12,823,321
#	Minerals Technologies, Inc.	454,463	34,648,259
	Mosaic Co.	3,592,794	79,472,603
	Myers Industries, Inc.	69,894	2,387,579
*	Nexa Resources SA	233,961	3,006,399
	Northern Technologies International Corp.	1,810	14,516
*	O-I Glass, Inc.	1,980,261	14,158,866
#	Olin Corp.	1,346,389	24,921,660
	Orion SA	539,191	3,639,539
*	Perimeter Solutions, Inc.	308,922	9,456,102
#	Quaker Chemical Corp.	147,167	23,623,247
#*	Ramaco Resources, Inc. (METC US), Class A	149,736	1,373,079
*	Ranpak Holdings Corp.	1,118,483	5,726,633
*	Rayonier Advanced Materials, Inc.	721,547	6,457,846
††	Resolute Forest Products, Inc.	1,372,760	365,566
	Ryerson Holding Corp.	688,238	19,126,134
	Silgan Holdings, Inc.	784,359	31,358,673
#	Sonoco Products Co.	896,539	50,528,938
	Stepan Co.	249,184	15,982,662
	SunCoke Energy, Inc.	1,231,652	10,444,409
#	Sylvamo Corp.	109,558	4,098,565
*	Tredegar Corp.	87,131	661,324
	TriMas Corp.	454,899	18,164,117
	Tronox Holdings PLC	1,896,645	11,076,407
	Warrior Met Coal, Inc.	166,006	13,182,536
*»	Webco Industries, Inc.	4,296	1,181,400
#	Westlake Corp.	379,378	26,746,149
#	Worthington Steel, Inc.	406,396	14,634,320
TOTAL MATERIALS			1,067,809,576
REAL ESTATE — (0.7%)
*	AMREP Corp.	21,780	506,167
*	Cushman & Wakefield Ltd.	2,975,419	39,930,123
*	Five Point Holdings LLC, Class A	212,860	1,104,743
*	Forestar Group, Inc.	675,657	19,019,745
#*	FRP Holdings, Inc.	218,250	4,871,340
#*	Howard Hughes Holdings, Inc.	587,087	37,526,601
*	Jones Lang LaSalle, Inc.	24,595	8,731,963
	Marcus & Millichap, Inc.	194,703	5,987,117
		Shares	Value†
REAL ESTATE — (Continued)
*	RE/MAX Holdings, Inc., Class A	201,949	$1,829,658
#*	Seaport Entertainment Group, Inc.	81,857	2,147,109
#*	Stratus Properties, Inc.	58,133	1,139,407
#*	Tejon Ranch Co.	420,998	7,127,496
*	Zillow Group, Inc. (Z US), Class C	109,069	3,714,890
*	Zillow Group, Inc. (ZG US), Class A	62,321	2,161,916
TOTAL REAL ESTATE			135,798,275
UTILITIES — (0.5%)
	Genie Energy Ltd., Class B	15,024	208,984
#	MDU Resources Group, Inc.	2,440,792	48,693,800
	New Jersey Resources Corp.	738,347	42,742,908
#	Ormat Technologies, Inc.	200,088	19,524,587
TOTAL UTILITIES			111,170,279
TOTAL COMMON STOCKS			19,235,239,235
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*»	Xerox Holdings Corp. Warrants 02/14/2028	402,509	124,255
TOTAL RIGHTS/WARRANTS			124,255
TOTAL INVESTMENT SECURITIES (Cost $13,468,304,093)			19,235,363,490

SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	52,889,523	611,773,116
MONEY MARKET FUNDS — (1.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	222,900,655	222,900,655
TOTAL INVESTMENTS — (100.0%)
(Cost $14,302,881,109)^^			$20,070,037,261

U.S. Small Cap Value Portfolio
CONTINUED
As of July 31, 2026, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	526	09/18/26	$196,549,566	$197,756,275	$1,206,709
Total Futures Contracts			$196,549,566	$197,756,275	$1,206,709
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$517,824,242	$561,083	—	$518,385,325
Consumer Discretionary	2,803,752,570	240,689	—	2,803,993,259
Consumer Staples	1,056,570,863	5,085,455	—	1,061,656,318
Energy	2,413,217,719	—	—	2,413,217,719
Financials	5,484,029,044	—	$1,287	5,484,030,331
Health Care	1,378,646,657	—	380,169	1,379,026,826
Industrials	3,049,556,594	—	—	3,049,556,594
Information Technology	1,210,594,733	—	—	1,210,594,733
Materials	1,066,262,610	1,181,400	365,566	1,067,809,576
Real Estate	135,798,275	—	—	135,798,275
Utilities	111,170,279	—	—	111,170,279
Rights/Warrants
Information Technology	—	124,255	—	124,255
Securities Lending Collateral	—	611,773,116	—	611,773,116
Money Market Funds	222,900,655	—	—	222,900,655
Total Investments in Securities	$19,450,324,241	$618,965,998	$747,022˂˃	$20,070,037,261
Financial Instruments
Assets
Futures Contracts**	1,206,709	—	—	1,206,709
Total Financial Instruments	$1,206,709	—	—	$1,206,709
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (7.6%)
	Alphabet, Inc. (GOOG US), Class C	2,251,908	$803,142,988
	Alphabet, Inc. (GOOGL US), Class A	2,383,003	848,658,858
#*	AMC Global Media, Inc.	39,472	442,086
*	Anterix, Inc.	14,703	1,367,673
	Array Digital Infrastructure, Inc.	47,023	1,638,281
#*	AST SpaceMobile, Inc.	74,344	4,384,809
	AT&T, Inc.	4,606,402	107,098,846
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	10,949	595,735
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	40,796	2,073,661
	ATN International, Inc.	17,342	412,913
*	Bandwidth, Inc., Class A	31,963	1,251,032
*	Boston Omaha Corp., Class A	1,260	17,867
*	Cargurus, Inc.	101,511	3,678,759
#*	Cars.com, Inc.	57,729	684,089
#*	Charter Communications, Inc., Class A	97,492	14,134,390
	Cinemark Holdings, Inc.	163,217	5,972,110
*	Cineverse Corp.	4,497	10,793
	Comcast Corp., Class A	2,001,900	47,965,524
*	comScore, Inc.	1,325	9,275
*	DHI Group, Inc.	765,897	3,224,426
	Entravision Communications Corp., Class A	3,393	38,069
#*	EverQuote, Inc., Class A	26,678	672,819
*	EW Scripps Co., Class A	103,774	291,605
	Fox Corp. (FOX US), Class B	208,363	10,822,374
#	Fox Corp. (FOXA US), Class A	256,406	14,930,521
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	GCI Liberty, Inc. (GLBKV US), Class C	36,212	$839,032
*	GCI Liberty, Inc. (GLIBA US)	2,310	54,608
	Gray Media, Inc. GTN US	92,333	373,025
	Gray Media, Inc. GTNA US, Class A	600	4,152
	IDT Corp., Class B	86,610	5,704,135
#*	IMAX Corp.	46,190	2,209,730
#	Iridium Communications, Inc.	116,764	5,527,608
*	IZEA Worldwide, Inc.	12	42
#	John Wiley & Sons, Inc. (WLY US), Class A	53,773	2,806,951
*	Liberty Broadband Corp. (LBRDA US), Class A	4,366	148,706
*	Liberty Broadband Corp. (LBRDK US), Class C	95,567	3,253,101
#*	Liberty Global Ltd. (LBTYA US), Class A	164,584	1,746,236
*	Liberty Global Ltd. (LBTYK US), Class C	149,791	1,551,835
*	Liberty Latin America Ltd. (LILA US), Class A	42,770	348,575
*	Liberty Latin America Ltd. (LILAK US), Class C	211,882	1,709,888
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	1,753	157,437
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	206,057	20,220,373
*	Lionsgate Studios Corp.	412,437	5,477,163
#*	Live Nation Entertainment, Inc.	137,501	23,943,049
*	Lumen Technologies, Inc.	672,505	4,290,582

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Madison Square Garden Entertainment Corp.	33,318	$2,574,149
*	Magnite, Inc.	303,286	5,853,420
	Marcus Corp.	27,823	809,649
	Match Group, Inc.	168,807	6,652,684
*	MediaAlpha, Inc., Class A	5,100	63,138
	Meta Platforms, Inc., Class A	1,124,277	625,896,249
#*	Netflix, Inc.	1,701,090	121,985,164
	New York Times Co., Class A	194,609	14,574,268
#	News Corp. (NWS US), Class B	207,046	6,474,328
	News Corp. (NWSA US), Class A	389,294	10,728,943
#	Nexstar Media Group, Inc.	87,453	16,662,420
*»	Old Market Capital Corp.	9,349	39,687
#	Omnicom Group, Inc.	406,308	31,976,440
#	Paramount Skydance Corp., Class B	40,084	319,069
*	Pinterest, Inc., Class A	88,608	2,127,478
*	PodcastOne, Inc.	4,284	14,523
#*	PubMatic, Inc., Class A	30,697	386,782
*	QuinStreet, Inc.	44,573	690,881
*	Reddit, Inc., Class A	69,434	9,767,281
*	Reservoir Media, Inc.	17,019	174,275
*	ROBLOX Corp., Class A	53,681	1,911,044
*	Roku, Inc.	99,577	14,439,661
	Saga Communications, Inc., Class A	14,867	133,060
	Scholastic Corp.	23,240	944,706
#	Shenandoah Telecommunications Co.	55,645	667,184
	Shutterstock, Inc.	5,361	28,949
	Sinclair, Inc.	41,393	568,740
#	Sirius XM Holdings, Inc.	159,456	4,723,087
#*	Sphere Entertainment Co.	43,336	6,207,882
	Spok Holdings, Inc.	25,624	279,302
#*	Spotify Technology SA	34,542	17,268,927
*	Stagwell, Inc.	196,716	1,662,250
*	Starz Entertainment Corp.	32,307	840,628
*	Take-Two Interactive Software, Inc.	81,902	19,895,634
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Telephone & Data Systems, Inc.	103,414	$3,472,642
#	TKO Group Holdings, Inc.	63,386	11,524,209
	T-Mobile U.S., Inc.	331,924	57,326,594
	Townsquare Media, Inc., Class A	16,081	95,200
*	Trade Desk, Inc., Class A	116,284	2,097,763
*	Travelzoo	36,971	267,300
#*	USA TODAY Co., Inc.	190,470	1,655,184
	Verizon Communications, Inc.	3,145,820	147,255,834
	Versant Media Group, Inc.	94,610	3,405,014
	Walt Disney Co.	840,007	80,800,273
*	Warner Bros Discovery, Inc.	1,069,644	28,131,637
	Warner Music Group Corp., Class A	38,622	1,002,627
*	Yelp, Inc.	13,445	355,351
	Zedge, Inc., Class B	7,377	21,762
#*	Ziff Davis, Inc.	37,335	1,981,742
*	ZoomInfo Technologies, Inc.	74,149	244,692
TOTAL COMMUNICATION SERVICES			3,220,865,437
CONSUMER DISCRETIONARY — (9.4%)
#*	1-800-Flowers.com, Inc., Class A	45,450	177,255
*	1stdibs.com, Inc.	7,657	32,389
*	Abercrombie & Fitch Co., Class A	114,729	11,420,125
#	Academy Sports & Outdoors, Inc.	65,054	3,086,812
#	Acushnet Holdings Corp.	122,824	12,438,386
#*	Adient PLC	86,863	1,827,598
#	ADT, Inc.	818,157	6,250,719
#	Advance Auto Parts, Inc.	49,495	2,748,952
*	Airbnb, Inc., Class A	92,409	14,001,812
*	Amazon.com, Inc.	4,371,793	1,187,291,543
	AMCON Distributing Co.	565	40,398
	American Eagle Outfitters, Inc.	201,552	3,462,663
*	American Outdoor Brands, Inc.	21,010	259,684
*	American Public Education, Inc.	28,194	1,367,691
*	Aptiv PLC	175,765	9,925,450
	Aramark	326,700	18,612,099
	Arhaus, Inc.	22,655	167,874

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Ark Restaurants Corp.	3,088	$17,447
#	Arko Corp.	125,207	1,000,404
*	Asbury Automotive Group, Inc.	28,081	6,506,368
#	Autoliv, Inc.	154,654	19,048,733
*	AutoNation, Inc.	111,266	23,632,898
*	AutoZone, Inc.	8,138	24,546,243
	Bassett Furniture Industries, Inc.	10,823	205,312
	Bath & Body Works, Inc.	125,561	2,526,287
*	Beachbody Co., Inc.	1,315	12,821
#*	Beazer Homes USA, Inc.	36,503	1,171,746
*	Bed Bath & Beyond, Inc.	91,529	462,221
	Best Buy Co., Inc.	360,273	31,077,149
#*	Biglari Holdings, Inc. (BH US), Class B	2,951	1,172,993
#*	Biglari Holdings, Inc. (BH/A US), Class A	225	446,522
#*	Birkenstock Holding PLC	26,413	1,022,711
*	BJ's Restaurants, Inc.	22,891	1,547,661
	Bloomin' Brands, Inc.	5,400	46,764
	Booking Holdings, Inc.	301,703	58,198,509
#*	Boot Barn Holdings, Inc.	35,085	5,227,314
	BorgWarner, Inc.	237,914	15,164,638
*»	Bowl America, Inc.	1,576	0
	Boyd Gaming Corp.	41,929	3,566,481
*	Bright Horizons Family Solutions, Inc.	59,337	4,422,980
#	Brightstar Lottery PLC	41,102	412,664
*	Brinker International, Inc.	63,587	13,588,542
	Brunswick Corp.	93,527	7,388,633
	Buckle, Inc.	76,103	3,331,028
#	Build-A-Bear Workshop, Inc.	23,649	802,174
*	Burlington Stores, Inc.	53,339	19,654,355
*	Caesars Entertainment, Inc.	19,448	578,578
	Caleres, Inc.	15,915	204,349
*	Callaway Golf Co.	84,900	1,567,254
*	Capri Holdings Ltd.	7,151	113,915
*	CarMax, Inc.	132,418	7,582,255
	Carnival Corp. Ltd.	853,829	23,744,984
	Carriage Services, Inc.	27,183	1,097,378
	Carter's, Inc.	33,511	1,292,519
#*	Carvana Co.	311,365	19,416,721
*	Cato Corp., Class A	18,389	62,890
#*	Cava Group, Inc.	36,967	2,411,357
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cavco Industries, Inc.	8,984	$4,914,518
	Century Communities, Inc.	61,387	4,122,751
*	Champion Homes, Inc.	89,497	7,124,856
#	Cheesecake Factory, Inc.	106,271	10,778,005
#*	Chewy, Inc., Class A	41,299	933,357
*	Chipotle Mexican Grill, Inc.	603,451	22,460,446
#	Choice Hotels International, Inc.	59,861	6,673,903
	Churchill Downs, Inc.	70,329	5,928,735
#*	Citi Trends, Inc.	16,563	1,104,255
#	Columbia Sportswear Co.	76,287	4,529,922
*	Cooper-Standard Holdings, Inc.	8,732	257,332
*	Coupang, Inc.	106,967	1,748,910
*	Coursera, Inc.	154,269	819,168
*	Covista, Inc.	64,357	8,034,971
#	Cracker Barrel Old Country Store, Inc.	7,279	410,463
	Cricut, Inc., Class A	2,400	11,256
#*	Crocs, Inc.	36,817	4,712,944
	Dana, Inc.	213,167	5,740,587
#	Darden Restaurants, Inc.	145,476	29,616,004
*	Dave & Buster's Entertainment, Inc.	7,498	81,278
*	Deckers Outdoor Corp.	149,369	14,470,869
	Designer Brands, Inc., Class A	40,535	244,831
*	Destination XL Group, Inc.	36,429	20,535
#	Dick's Sporting Goods, Inc.	107,371	21,035,053
#	Dillard's, Inc., Class A	15,836	9,316,952
	Dine Brands Global, Inc.	6,418	230,663
#	Domino's Pizza, Inc.	20,164	7,005,780
*	DoorDash, Inc., Class A	121,607	23,854,429
#*	Dorman Products, Inc.	34,770	4,629,973
	DR Horton, Inc.	237,364	33,957,294
*	Dream Finders Homes, Inc., Class A	10,820	138,388
#*	Driven Brands Holdings, Inc.	22,843	325,970
*	Duluth Holdings, Inc., Class B	48,000	195,840
#*	Dutch Bros, Inc., Class A	74,776	4,922,504
	eBay, Inc.	524,539	59,802,691

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	El Pollo Loco Holdings, Inc.	39,924	$657,149
*	Envela Corp.	974	21,116
	Escalade, Inc.	23,144	459,640
#	Ethan Allen Interiors, Inc.	26,814	600,634
*	Etsy, Inc.	81,667	6,670,561
	Expedia Group, Inc.	95,869	28,256,429
*	Figs, Inc., Class A	129,651	1,387,266
*	First Watch Restaurant Group, Inc.	33,993	436,810
*	Five Below, Inc.	84,265	18,296,459
	Flanigan's Enterprises, Inc.	1,100	45,914
	Flexsteel Industries, Inc.	9,882	731,564
#*	Floor & Decor Holdings, Inc., Class A	117,682	6,774,953
	Ford Motor Co.	2,900,670	42,581,836
*	Fox Factory Holding Corp.	38,267	688,806
*	Frontdoor, Inc.	84,489	6,136,436
*	Full House Resorts, Inc.	1,684	3,722
*	Funko, Inc., Class A	16,353	95,338
#*	GameStop Corp., Class A	156,551	3,400,288
#	Gap, Inc.	436,511	8,769,506
	Garmin Ltd.	151,480	44,501,794
	Garrett Motion, Inc.	149,908	4,669,634
	General Motors Co.	957,468	85,080,606
*	Genesco, Inc.	10,600	405,132
	Gentex Corp.	374,985	8,759,650
#*	Gentherm, Inc.	27,098	1,099,637
#	Genuine Parts Co.	142,247	17,691,259
#*	GigaCloud Technology, Inc., Class A	16,696	730,283
	G-III Apparel Group Ltd.	63,270	2,303,661
*	Global Business Travel Group I	7,579	71,546
#	Gold.com, Inc.	31,709	1,311,484
#*	Goodyear Tire & Rubber Co.	259,575	1,804,046
	Graham Holdings Co., Class B	5,557	6,688,072
*	Grand Canyon Education, Inc.	45,016	6,542,625
#*	Green Brick Partners, Inc.	15,453	1,092,991
	Group 1 Automotive, Inc.	18,172	5,211,184
#*	Groupon, Inc.	20,736	571,899
#	H&R Block, Inc.	203,394	8,955,438
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hamilton Beach Brands Holding Co., Class A	16,447	$378,117
	Harley-Davidson, Inc.	79,354	1,947,347
	Hasbro, Inc.	109,330	10,270,460
#	Haverty Furniture Cos., Inc. (HVT US)	20,619	508,052
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,608	48,336
*	Helen of Troy Ltd.	17,822	492,422
*	Hilton Grand Vacations, Inc.	94,898	4,378,594
	Hilton Worldwide Holdings, Inc.	165,906	53,171,214
*	Holley, Inc.	135,792	362,565
	Home Depot, Inc.	589,441	195,670,834
	Hooker Furnishings Corp.	20,322	283,898
*	Hovnanian Enterprises, Inc., Class A	99	12,266
#	Hyatt Hotels Corp., Class A	71,666	12,474,184
#	Installed Building Products, Inc.	41,499	9,251,787
	JAKKS Pacific, Inc.	597	15,719
	Jerash Holdings U.S., Inc.	289	1,322
	Johnson Outdoors, Inc., Class A	10,175	477,309
	KB Home	93,046	5,114,739
	Kohl's Corp.	104,671	2,003,403
#	Kontoor Brands, Inc.	70,150	5,874,361
*	Koss Corp.	1,917	7,055
*	Kura Sushi USA, Inc., Class A	2,896	133,419
#	Lakeland Industries, Inc.	18,776	214,046
#*	Lands' End, Inc.	33,227	399,389
	Las Vegas Sands Corp.	201,923	9,872,015
*	Latham Group, Inc.	3,964	21,247
*	Laureate Education, Inc.	124,480	4,768,829
*††	Lazare Kaplan International, Inc.	1,600	0
	La-Z-Boy, Inc.	58,955	2,321,648
	LCI Industries	36,073	3,692,432
	Lear Corp.	81,316	10,623,122
*	Legacy Education, Inc.	1,094	12,898
*	Legacy Housing Corp.	7,534	197,843
	Leggett & Platt, Inc.	33,715	330,407

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp. (LEN US), Class A	196,936	$16,217,680
#	Lennar Corp. (LENB US), Class B	1,444	116,531
	Levi Strauss & Co., Class A	69,348	1,700,413
*	LGI Homes, Inc.	23,435	1,278,848
*	Life Time Group Holdings, Inc.	160,964	7,259,476
	Lifetime Brands, Inc.	38,957	326,070
#*	Lincoln Educational Services Corp.	36,397	1,522,123
*	Lindblad Expeditions Holdings, Inc.	27,326	808,303
#	Lithia Motors, Inc.	34,888	13,446,533
	LKQ Corp.	272,621	6,120,341
*	Lovesac Co.	5,857	94,239
	Lowe's Cos., Inc.	276,221	57,401,486
*	Lululemon Athletica, Inc.	63,716	7,573,921
*	M/I Homes, Inc.	799	116,758
	Macy's, Inc.	377,479	9,369,029
*	Malibu Boats, Inc., Class A	18,372	506,516
*	MarineMax, Inc.	23,920	824,522
	Marriott International, Inc., Class A	161,751	60,305,625
#	Marriott Vacations Worldwide Corp.	31,473	3,068,932
#*	MasterCraft Boat Holdings, Inc.	24,191	578,649
*	Mattel, Inc.	267,194	4,031,957
#	Matthews International Corp., Class A	27,020	749,805
	McDonald's Corp.	392,232	106,153,668
	Meritage Homes Corp.	84,408	5,925,442
*	MGM Resorts International	252,492	11,253,568
*	Mohawk Industries, Inc.	52,757	6,494,387
	Monarch Casino & Resort, Inc.	6,425	788,669
#	Monro, Inc.	30,930	378,893
*	Motorcar Parts of America, Inc.	28,518	382,141
	Movado Group, Inc.	16,632	635,010
	Murphy USA, Inc.	22,910	13,923,782
#*	National Vision Holdings, Inc.	70,802	1,560,476
	Newell Brands, Inc.	142,255	796,628
	NIKE, Inc., Class B	505,250	21,073,978
#*	Norwegian Cruise Line Holdings Ltd.	370,317	6,861,974
*	NVR, Inc.	3,739	22,983,820
#*	Ollie's Bargain Outlet Holdings, Inc.	106,876	7,852,180
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	OneSpaWorld Holdings Ltd.	104,196	$2,684,089
*	O'Reilly Automotive, Inc.	327,883	29,296,346
#	Oxford Industries, Inc.	13,170	499,406
#	Papa John's International, Inc.	25,422	760,118
#	Patrick Industries, Inc.	47,600	3,929,380
*	Penn Entertainment, Inc.	105,198	2,159,715
#	Penske Automotive Group, Inc.	88,865	19,311,253
	Perdoceo Education Corp.	103,628	3,296,407
*	Petco Health & Wellness Co., Inc.	35,253	98,356
#	Phinia, Inc.	55,306	4,069,969
*	Planet Fitness, Inc., Class A	119,222	6,665,702
	Polaris, Inc.	41,249	2,766,983
#	Pool Corp.	30,526	5,668,983
	PulteGroup, Inc.	279,190	35,309,159
*	Pursuit Attractions & Hospitality, Inc.	26,089	1,318,277
#	PVH Corp.	43,196	3,743,365
#*	QuantumScape Corp.	114,310	596,698
	Ralph Lauren Corp.	50,841	19,336,866
*	Rave Restaurant Group, Inc.	2,987	9,409
	RCI Hospitality Holdings, Inc.	8,400	210,756
*	Red Robin Gourmet Burgers, Inc.	3,789	29,706
#	Red Rock Resorts, Inc., Class A	70,239	4,526,201
*	Revolve Group, Inc.	32,675	820,469
#*	RH	20,964	3,469,961
*	Rivian Automotive, Inc., Class A	973,037	14,809,623
	Rocky Brands, Inc.	10,781	526,544
	Ross Stores, Inc.	259,859	65,242,799
	Royal Caribbean Cruises Ltd.	179,647	57,181,640
*	Rush Street Interactive, Inc.	8,112	218,294
#*	Sally Beauty Holdings, Inc.	146,195	2,188,539
*	Savers Value Village, Inc.	17,885	183,500
#	Service Corp. International	181,591	15,651,328
*	Shake Shack, Inc., Class A	17,392	1,091,348
#*	SharkNinja, Inc.	89,965	14,553,638
	Shoe Station Group, Inc.	34,349	522,105

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Signet Jewelers Ltd.	98,427	$9,143,868
	Smith & Wesson Brands, Inc.	55,082	801,443
*	Smith Douglas Homes Corp.	3,038	45,054
#	Somnigroup International, Inc.	198,427	12,963,236
#	Sonic Automotive, Inc., Class A	55,401	5,073,624
*	Sonos, Inc.	75,539	1,107,402
	Standard Motor Products, Inc.	32,243	1,232,650
	Starbucks Corp.	564,034	59,364,579
	Steven Madden Ltd.	80,755	3,721,190
*	Stitch Fix, Inc., Class A	117,549	472,547
*	Stoneridge, Inc.	26,748	184,829
	Strategic Education, Inc.	33,790	2,770,780
*	Strattec Security Corp.	5,148	452,458
#*	Stride, Inc.	85,815	6,890,086
	Sturm Ruger & Co., Inc.	15,884	590,408
	Superior Group of Cos., Inc.	35,200	417,120
#*	Sweetgreen, Inc., Class A	77,830	502,004
	Tapestry, Inc.	331,711	50,542,805
*	Target Hospitality Corp.	4,802	72,990
*	Tesla, Inc.	609,660	189,732,289
	Texas Roadhouse, Inc.	87,584	17,993,257
#	Thor Industries, Inc.	76,017	5,698,994
	TJX Cos., Inc.	640,040	100,703,894
	Toll Brothers, Inc.	207,662	30,295,809
#	Tractor Supply Co.	437,118	13,450,121
	Travel & Leisure Co.	64,780	4,924,576
*	Ulta Beauty, Inc.	37,892	19,432,154
#*	Under Armour, Inc. (UA US), Class C	274,592	1,782,102
#*	Under Armour, Inc. (UAA US), Class A	161,603	1,074,660
*	Unifi, Inc.	11,371	72,774
#*	United Parks & Resorts, Inc.	91,852	4,099,355
#*	Universal Technical Institute, Inc.	79,150	3,111,387
	Upbound Group, Inc.	63,148	1,224,440
*	Urban Outfitters, Inc.	219,639	16,292,821
#	Vail Resorts, Inc.	36,055	5,385,896
#*	Valvoline, Inc.	149,632	5,747,365
*	Versigent PLC	62,844	2,598,599
	VF Corp.	187,016	2,678,069
#*	Victoria's Secret & Co.	95,899	8,504,323
*	Vince Holding Corp.	3,920	24,814
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Visteon Corp.	45,101	$4,714,859
#*	Warby Parker, Inc., Class A	74,477	1,987,791
*	Wayfair, Inc., Class A	42,184	3,581,422
#	Wendy's Co.	309,341	2,276,750
	Weyco Group, Inc.	13,478	525,642
#	Whirlpool Corp.	4,723	177,113
	Williams-Sonoma, Inc.	121,707	27,829,523
	Wingstop, Inc.	28,108	3,639,705
#	Winmark Corp.	3,368	1,123,228
	Winnebago Industries, Inc.	38,948	1,179,345
	Wolverine World Wide, Inc.	76,578	1,507,055
	Wyndham Hotels & Resorts, Inc.	95,852	7,175,481
	Wynn Resorts Ltd.	39,919	3,964,356
#*	XPEL, Inc.	16,307	723,542
#*	YETI Holdings, Inc.	74,490	3,645,541
#	Yum! Brands, Inc.	172,077	26,375,963
*	Zumiez, Inc.	24,130	474,637
TOTAL CONSUMER DISCRETIONARY			3,941,685,358
CONSUMER STAPLES — (4.9%)
#	Alico, Inc.	16,449	621,114
	Altria Group, Inc.	776,338	53,047,176
	Andersons, Inc.	48,684	3,445,853
#	Archer-Daniels-Midland Co.	91,340	7,240,522
#	B&G Foods, Inc.	33,715	119,014
*	BellRing Brands, Inc.	87,978	1,090,047
#*	BJ's Wholesale Club Holdings, Inc.	191,460	18,720,959
#*	Boston Beer Co., Inc. , Class A	7,646	1,400,747
*	Bridgford Foods Corp.	5,919	36,935
#	Brown-Forman Corp. (BF/A US), Class A	37,596	1,098,555
#	Brown-Forman Corp. (BFB US), Class B	213,437	6,132,045
	Bunge Global SA	176,791	18,780,508
#	Cal-Maine Foods, Inc.	66,768	5,860,895
	Casey's General Stores, Inc.	42,662	37,158,602
*	Central Garden & Pet Co. (CENT US)	17,123	737,145
*	Central Garden & Pet Co. (CENTA US), Class A	69,782	2,645,436
*	Chefs' Warehouse, Inc.	46,827	5,401,494
	Church & Dwight Co., Inc.	182,854	18,067,804
#	Clorox Co.	78,246	7,474,840

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Coca-Cola Co.	2,283,694	$200,028,757
#	Coca-Cola Consolidated, Inc.	56,981	10,706,730
	Coffee Holding Co., Inc.	2,931	10,009
	Colgate-Palmolive Co.	455,451	41,582,676
	Conagra Brands, Inc.	152,525	2,213,138
	Constellation Brands, Inc., Class A	111,494	14,519,864
	Costco Wholesale Corp.	212,188	201,979,635
#*	Coty, Inc., Class A	457,097	1,257,017
*	Darling Ingredients, Inc.	261,730	15,871,307
#	Del Monte Corp.	78,215	2,323,768
	Dole PLC	72,476	1,024,811
	Dollar General Corp.	190,224	24,167,959
*	Dollar Tree, Inc.	215,545	27,419,479
	Edgewell Personal Care Co.	2,749	74,745
*	elf Beauty, Inc.	6,953	576,334
	Energizer Holdings, Inc.	6,376	133,705
	Estee Lauder Cos., Inc., Class A	102,773	8,622,655
#	Flowers Foods, Inc.	128,172	899,767
#*	Freshpet, Inc.	36,864	2,194,883
#	General Mills, Inc.	367,807	13,149,100
*	Herbalife Ltd.	61,875	768,487
	Hershey Co.	110,231	19,295,937
*	Honest Co., Inc.	69,951	255,321
	Hormel Foods Corp.	271,885	6,799,844
	Ingles Markets, Inc., Class A	26,949	2,425,679
	Ingredion, Inc.	90,371	8,988,300
#	Interparfums, Inc.	36,905	4,596,518
	J&J Snack Foods Corp.	17,258	1,320,237
	J.M. Smucker Co.	91,204	10,876,989
	John B Sanfilippo & Son, Inc.	11,530	954,223
	Kenvue, Inc.	1,818,495	34,987,844
	Keurig Dr. Pepper, Inc.	577,443	17,970,026
#	Kimberly-Clark Corp.	171,507	18,747,430
#	Kraft Heinz Co.	475,456	12,290,538
	Kroger Co.	1,272,898	73,497,130
	Lamb Weston Holdings, Inc.	132,049	6,939,175
	Lifevantage Corp.	11,327	72,833
*	Lifeway Foods, Inc.	13,678	407,331
#	Limoneira Co.	17,416	225,886
*	Mama's Creations, Inc.	5,508	101,512
#*	Maplebear, Inc.	134,670	6,006,282
	Marzetti Co.	27,319	2,919,582
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	McCormick & Co., Inc. (MKC US)	175,287	$8,922,108
	McCormick & Co., Inc. (MKC/V US)	8,596	437,966
*	Medifast, Inc.	17,621	173,214
	MGP Ingredients, Inc.	20,325	359,752
#*	Mission Produce, Inc.	80,323	1,012,873
#	Molson Coors Beverage Co., Class B	148,123	6,155,992
	Mondelez International, Inc., Class A	577,565	35,988,075
*	Monster Beverage Corp.	197,280	19,013,846
*	National Beverage Corp.	84,979	2,688,736
*	Natural Alternatives International, Inc.	9,699	22,211
	Natural Grocers by Vitamin Cottage, Inc., Class C	39,765	1,274,866
*	Nature's Sunshine Products, Inc.	33,185	668,678
	Oil-Dri Corp. of America	14,689	1,457,296
	PepsiCo, Inc.	964,758	134,641,626
*	Performance Food Group Co.	268,250	30,685,117
#	Philip Morris International, Inc.	630,976	120,402,840
	Pilgrim's Pride Corp.	191,899	5,250,357
#*	Post Holdings, Inc.	125,799	11,499,287
#	PriceSmart, Inc.	35,467	6,877,406
	Procter & Gamble Co.	1,487,937	214,992,017
	Reynolds Consumer Products, Inc.	105,464	2,630,272
#	Seaboard Corp.	880	3,883,669
*	Seneca Foods Corp. (SENEA US), Class A	13,210	2,186,123
*»	Seneca Foods Corp. (SENEB US), Class B	1,662	274,031
*	Simply Good Foods Co.	88,330	899,199
	Smithfield Foods, Inc.	6,065	157,933
#	Spectrum Brands Holdings, Inc.	33,630	2,985,335
#*	Sprouts Farmers Market, Inc.	167,727	14,619,085
	Sysco Corp.	342,238	29,172,367
	Target Corp.	345,498	49,921,006
#	Tootsie Roll Industries, Inc.	46,985	1,833,355

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
»	TreeHouse Foods, Inc.	48,535	$93,673
#	Turning Point Brands, Inc.	21,950	1,637,689
#	Tyson Foods, Inc., Class A	211,919	12,282,825
*	U.S. Foods Holding Corp.	405,418	40,780,997
*	United Natural Foods, Inc.	87,661	4,455,809
	United-Guardian, Inc.	1,622	11,435
	Universal Corp.	34,904	1,839,092
*	USANA Health Sciences, Inc.	18,998	420,046
#	Village Super Market, Inc., Class A	15,291	671,887
#*	Vita Coco Co., Inc.	36,655	2,417,031
#*	Vital Farms, Inc.	27,803	353,932
	Walmart, Inc.	2,591,562	288,181,694
	WD-40 Co.	13,608	3,090,921
#	Weis Markets, Inc.	42,338	3,262,143
TOTAL CONSUMER STAPLES			2,058,868,946
ENERGY — (5.1%)
*	Amplify Energy Corp.	52,686	206,002
	Antero Midstream Corp.	588,304	12,925,039
*	Antero Resources Corp.	340,017	12,288,214
#	APA Corp.	398,882	14,886,276
	Archrock, Inc.	330,143	11,805,914
	Ardmore Shipping Corp.	58,551	1,018,202
	Baker Hughes Co.	588,091	35,573,625
*	BKV Corp.	8,475	207,299
	Bristow Group, Inc.	38,840	1,760,229
	Cactus, Inc., Class A	55,066	3,579,841
#	California Resources Corp.	49,928	2,627,211
*	Calumet, Inc.	10,792	476,898
#*	Centrus Energy Corp., Class A	12,401	2,194,109
	Cheniere Energy, Inc.	144,055	37,968,576
	Chevron Corp.	1,438,383	283,116,926
	Chord Energy Corp. (CHRD US)	10,387	1,458,127
*	Clean Energy Fuels Corp.	163,682	317,543
#*	CNX Resources Corp.	318,040	11,385,832
#*	Comstock Resources, Inc.	190,465	2,525,566
*	Comstock, Inc.	26,567	72,794
	ConocoPhillips	1,253,618	151,035,897
	Core Laboratories, Inc.	45,172	480,630
		Shares	Value†
ENERGY — (Continued)
	Core Natural Resources, Inc.	33,961	$2,711,446
#	Crescent Energy Co., Class A	129,251	1,482,509
#	CVR Energy, Inc.	69,555	2,477,549
	Delek U.S. Holdings, Inc.	6,966	472,782
	Devon Energy Corp.	1,464,384	66,087,650
	DHT Holdings, Inc.	231,336	4,295,910
	Diamondback Energy, Inc.	164,391	33,363,153
#	Dorian LPG Ltd.	69,716	3,305,933
#*	DT Midstream, Inc.	125,676	17,343,288
	Energy Services of America Corp.	14,777	212,493
	EOG Resources, Inc.	500,872	74,474,658
#	Epsilon Energy Ltd.	43,588	244,093
	EQT Corp.	472,024	25,154,159
	Evolution Petroleum Corp.	54,901	202,036
#	Excelerate Energy, Inc., Class A	12,256	481,293
	Expand Energy Corp.	234,536	22,053,420
#*	Expro Ltd.	113,181	1,805,237
	ExxonMobil Holdings Corp.	3,214,620	499,680,533
	Flowco Holdings, Inc., Class A	2,086	42,659
*	Forum Energy Technologies, Inc.	13,468	844,040
	FutureFuel Corp.	6,867	33,992
*	Gran Tierra Energy, Inc. (GTE US)	2,892	21,661
	Granite Ridge Resources, Inc.	3,091	14,682
#*	Green Plains, Inc.	69,064	1,163,728
#*	Gulfport Energy Corp.	19,155	3,091,042
	Halliburton Co.	716,786	23,116,348
*	Helix Energy Solutions Group, Inc.	202,158	1,922,523
	Helmerich & Payne, Inc.	101,539	3,510,203
	HF Sinclair Corp.	236,974	21,676,012
#*	Innovex International, Inc.	18,682	524,591
#	International Seaways, Inc.	58,129	5,590,847
	Kinder Morgan, Inc.	1,165,002	37,489,764
#	Kinetik Holdings, Inc.	40,972	2,071,954
*	KLX Energy Services Holdings, Inc.	3,027	6,629
	Kodiak Gas Services, Inc.	94,632	5,555,845
*	Kosmos Energy Ltd.	96,225	258,845
#	Liberty Energy, Inc.	206,786	3,868,966
	Magnolia Oil & Gas Corp., Class A	221,128	5,685,201

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Mammoth Energy Services, Inc.	18,264	$48,400
	Marathon Petroleum Corp.	230,955	73,090,329
#	Matador Resources Co.	210,269	10,490,320
	Mexco Energy Corp.	3,224	27,984
	Murphy Oil Corp.	166,154	6,602,960
*	Nabors Industries Ltd.	15,534	1,330,798
	NACCO Industries, Inc., Class A	10,033	475,564
*	National Energy Services Reunited Corp.	39,928	1,076,459
	Natural Gas Services Group, Inc.	22,107	810,000
*	NCS Multistage Holdings, Inc.	409	19,223
#	Noble Corp. PLC	124,286	5,269,726
#	Nordic American Tankers Ltd.	301,055	1,965,889
	Northern Oil & Gas, Inc.	12,626	267,040
	NOV, Inc.	281,378	5,467,175
	Occidental Petroleum Corp.	694,313	39,624,443
#*	Oceaneering International, Inc.	125,544	6,124,036
*	Oil States International, Inc.	113,879	923,559
	ONEOK, Inc.	530,153	48,143,194
	Ovintiv, Inc.	239,300	14,946,678
*	Par Pacific Holdings, Inc.	67,109	5,773,387
#	Patterson-UTI Energy, Inc.	226,024	2,368,732
	PBF Energy, Inc., Class A	112,205	8,110,177
#	Peabody Energy Corp.	106,934	2,279,833
	Permian Resources Corp., Class A	706,777	15,061,418
	Phillips 66	302,439	64,020,288
*	PrimeEnergy Resources Corp.	1,062	195,514
#*	ProPetro Holding Corp.	171,645	1,905,259
#	Range Resources Corp.	375,896	15,088,465
	Ranger Energy Services, Inc., Class A	32,205	516,890
*	REX American Resources Corp.	47,403	2,040,225
	Riley Exploration Permian, Inc.	9,436	323,372
#	RPC, Inc.	162,896	913,847
		Shares	Value†
ENERGY — (Continued)
	SandRidge Energy, Inc.	36,068	$502,067
#	Scorpio Tankers, Inc.	78,178	6,086,939
*	SEACOR Marine Holdings, Inc.	30,581	288,379
*	Seadrill Ltd.	64,735	2,902,717
	Select Water Solutions, Inc.	160,802	2,978,053
	SFL Corp. Ltd.	144,797	1,786,795
	SLB Ltd.	804,246	39,882,559
	SM Energy Co.	39,479	1,283,857
	Smart Sand, Inc.	4,042	17,421
#	Solaris Energy Infrastructure, Inc.	35,241	1,811,740
*	Stabilis Solutions, Inc.	2,642	12,470
*	Talos Energy, Inc.	157,043	2,383,913
	Targa Resources Corp.	242,272	65,503,081
	TechnipFMC PLC	539,026	38,626,603
	Teekay Corp. Ltd.	122,674	1,429,152
	Teekay Tankers Ltd., Class A	43,035	3,415,688
#*	TETRA Technologies, Inc.	126,619	974,966
#	Texas Pacific Land Corp.	17,826	7,176,391
#*	Tidewater, Inc.	74,980	5,627,999
#*	Transocean Ltd.	861,018	4,580,616
#*	Uranium Energy Corp.	277,500	2,664,000
	VAALCO Energy, Inc.	52,131	277,858
*	Valaris Ltd.	65,816	5,211,969
	Valero Energy Corp.	256,836	80,363,984
	Viper Energy, Inc., Class A	45,738	2,040,372
#	Vitesse Energy, Inc.	36,601	570,976
#	W&T Offshore, Inc.	39,586	142,114
	Weatherford International PLC	74,162	6,510,682
	Williams Cos., Inc.	1,011,110	72,334,809
#	World Kinect Corp.	95,844	3,820,342
TOTAL ENERGY			2,156,758,120
FINANCIALS — (15.6%)
	1st Source Corp.	42,959	3,855,141
*	Acacia Research Corp.	114,844	508,759
	Acadian Asset Management, Inc.	62,893	5,439,616
	ACNB Corp.	14,313	922,902
	Affiliated Managers Group, Inc.	35,352	12,964,639
*	Affinity Bancshares, Inc.	8,297	190,831
#*	Affirm Holdings, Inc.	121,508	8,689,037
	Aflac, Inc.	378,948	48,308,291

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Alerus Financial Corp.	10,949	$364,273
	Allstate Corp.	230,489	60,867,535
	Ally Financial, Inc.	526,184	22,799,553
*	AlTi Global, Inc.	2,788	10,037
	Amalgamated Financial Corp.	38,328	1,892,637
	Amerant Bancorp, Inc.	32,846	972,242
	American Coastal Insurance Corp., Class C	11,492	122,045
	American Express Co.	389,747	131,052,429
	American Financial Group, Inc.	112,170	15,896,732
	American International Group, Inc.	615,419	48,359,625
	Ameriprise Financial, Inc.	90,792	49,557,905
#	Ameris Bancorp	100,291	8,746,378
	AMERISAFE, Inc.	17,337	503,466
	AmeriServ Financial, Inc.	8,436	38,553
	Ames National Corp.	1,136	34,750
	Aon PLC, Class A	113,269	40,839,138
	Apollo Global Management, Inc.	202,092	25,380,734
*	Arch Capital Group Ltd.	273,606	27,505,611
#	ARES Management Corp., Class A	54,844	7,024,968
	Arrow Financial Corp.	17,913	713,654
	Arthur J Gallagher & Co.	93,543	23,331,495
#	Artisan Partners Asset Management, Inc., Class A	66,684	2,616,680
	Associated Banc-Corp.	272,106	8,402,633
	Associated Capital Group, Inc., Class A	4,000	133,760
	Assurant, Inc.	85,221	23,792,851
	Assured Guaranty Ltd.	96,881	8,013,996
*	Atlantic American Corp.	2,235	3,442
#	Atlantic Union Bankshares Corp.	156,457	6,638,471
*	Atlanticus Holdings Corp.	19,985	2,108,218
	Auburn National BanCorp, Inc.	2,633	68,958
	Axis Capital Holdings Ltd.	141,267	14,878,240
#*	Axos Financial, Inc.	81,492	8,264,104
		Shares	Value†
FINANCIALS — (Continued)
#*	Baldwin Insurance Group, Inc.	40,607	$1,126,438
	Banc of California, Inc.	85,729	1,641,710
#	BancFirst Corp.	50,563	5,704,518
#*	Bancorp, Inc.	72,737	4,878,471
	Bank First Corp.	275	42,004
	Bank of America Corp.	3,912,478	242,377,950
	Bank of Hawaii Corp.	41,337	3,302,826
	Bank of Marin Bancorp	9,928	289,500
#	Bank of New York Mellon Corp.	467,865	73,141,335
	Bank of NT Butterfield & Son Ltd.	53,496	3,278,770
	Bank of the James Financial Group, Inc.	3,363	90,936
#	Bank OZK	160,955	8,256,992
	Bank7 Corp.	2,632	132,337
	BankUnited, Inc.	85,379	3,982,930
	Bankwell Financial Group, Inc.	9,630	656,285
	Banner Corp.	49,056	3,454,033
	Bar Harbor Bankshares	24,029	954,192
	BayCom Corp.	18,818	567,927
	BCB Bancorp, Inc.	27,431	274,036
	Beacon Financial Corp.	138,228	4,355,564
*	Berkshire Hathaway, Inc., Class B	914,576	467,842,207
#	BGC Group, Inc., Class A	440,515	5,074,733
	Blackrock, Inc.	61,487	67,044,810
	Blackstone, Inc.	203,670	26,018,842
*	Block, Inc.	214,915	17,459,695
	Blue Ridge Bankshares, Inc.	4,351	15,272
	BOK Financial Corp.	81,414	11,502,984
*	Bowhead Specialty Holdings, Inc.	5,602	171,365
#	Bread Financial Holdings, Inc.	78,989	8,536,341
*	Bridgewater Bancshares, Inc.	22,825	467,456
*	Brighthouse Financial, Inc.	42,444	2,627,708
*	Broadway Financial Corp.	1,357	13,719
#	Brown & Brown, Inc.	249,639	17,574,586
	Burke & Herbert Financial Services Corp.	10,926	800,330
#	Business First Bancshares, Inc.	13,499	429,538

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	BV Financial, Inc.	4,641	$95,326
	Byline Bancorp, Inc.	36,014	1,414,270
	C&F Financial Corp.	3,812	314,833
	California BanCorp	2,613	55,657
	Camden National Corp.	19,005	1,100,199
	Capital Bancorp, Inc.	6,836	255,188
	Capital City Bank Group, Inc.	26,809	1,390,583
	Capital One Financial Corp.	392,371	82,009,463
#	Capitol Federal Financial, Inc.	189,096	1,671,609
#	Carlyle Group, Inc.	280,636	12,914,869
	Carter Bankshares, Inc.	27,375	946,628
#	Cass Information Systems, Inc.	16,809	939,959
#	Cathay General Bancorp	96,679	6,109,146
	CB Financial Services, Inc.	1,493	54,689
	Cboe Global Markets, Inc.	86,600	26,865,918
	Central Pacific Financial Corp.	38,596	1,520,682
	CF Bankshares, Inc.	4,274	151,983
	Charles Schwab Corp.	619,259	65,170,817
	Chemung Financial Corp.	6,655	542,316
	ChoiceOne Financial Services, Inc.	1,826	62,139
	Chubb Ltd.	227,406	79,746,736
	Cincinnati Financial Corp.	135,058	23,997,105
	Citigroup, Inc.	692,112	91,670,234
#	Citizens & Northern Corp.	29,752	755,403
	Citizens Community Bancorp, Inc.	14,933	328,526
	Citizens Financial Group, Inc.	378,647	27,130,058
#*	Citizens, Inc.	12,883	60,937
#	City Holding Co.	30,321	4,399,880
	Civista Bancshares, Inc.	25,564	742,890
	CME Group, Inc.	135,048	36,164,504
	CNB Financial Corp.	39,932	1,401,613
	CNO Financial Group, Inc.	137,182	7,557,356
*	Coastal Financial Corp.	20,399	836,155
	Cohen & Co., Inc.	756	10,017
	Cohen & Steers, Inc.	68,465	5,632,616
*	Coinbase Global, Inc., Class A	58,183	8,509,846
		Shares	Value†
FINANCIALS — (Continued)
	Colony Bankcorp, Inc.	12,083	$264,859
	Columbia Banking System, Inc.	182,927	5,720,127
*	Columbia Financial, Inc.	233,264	2,521,584
	Commerce Bancshares, Inc.	246,803	14,628,014
#	Community Financial System, Inc.	75,792	4,912,080
	Community Trust Bancorp, Inc.	46,330	3,634,589
	Community West Bancshares	28,561	714,882
	ConnectOne Bancorp, Inc.	70,743	2,330,274
*	Consumer Portfolio Services, Inc.	137,807	1,284,361
#	Corebridge Financial, Inc.	299,879	9,353,226
*	Corpay, Inc.	88,281	33,733,053
#	Crawford & Co. (CRD/A US), Class A	80,996	883,666
	Crawford & Co. (CRD/B US), Class B	47,154	474,841
*	Credit Acceptance Corp.	14,278	8,122,897
#	Cullen/Frost Bankers, Inc.	101,759	16,926,592
*	Customers Bancorp, Inc.	49,190	3,870,269
#	CVB Financial Corp.	228,714	5,116,332
#*	Dave, Inc.	11,412	4,253,138
	DigitalBridge Group, Inc.	156,072	2,476,863
#	Dime Community Bancshares, Inc.	60,576	2,469,078
	Donegal Group, Inc. (DGICA US), Class A	76,099	1,502,194
	Donegal Group, Inc. (DGICB US), Class B	2,147	46,805
*	Donnelley Financial Solutions, Inc.	45,814	2,167,002
	Eagle Bancorp Montana, Inc.	2,666	62,464
#	Eagle Bancorp, Inc.	36,090	1,001,498
	Eagle Financial Services, Inc.	1,386	56,202
	East West Bancorp, Inc.	198,840	26,048,040
#	Eastern Bankshares, Inc.	134,738	3,093,584
	Employers Holdings, Inc.	32,340	1,634,787

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Enact Holdings, Inc.	5,136	$243,036
#*	Encore Capital Group, Inc.	29,202	2,747,324
#*	Enova International, Inc.	56,486	14,355,352
	Enterprise Financial Services Corp.	53,247	3,530,809
	Equitable Holdings, Inc.	470,460	22,417,419
	Equity Bancshares, Inc., Class A	26,825	1,359,491
#	Erie Indemnity Co., Class A	32,636	7,899,217
#	Esquire Financial Holdings, Inc.	11,699	1,511,745
	Essent Group Ltd.	176,108	11,616,084
#*	Euronet Worldwide, Inc.	63,580	4,535,161
	Evercore, Inc., Class A	69,364	22,235,324
	Everest Group Ltd.	40,663	15,214,061
#	EVERTEC, Inc.	91,366	2,781,181
#*	EZCORP, Inc., Class A	83,330	2,480,734
	F&G Annuities & Life, Inc.	44,471	1,270,536
#	FactSet Research Systems, Inc.	32,638	8,590,322
	Farmers & Merchants Bancorp, Inc.	6,977	232,753
#	Farmers National Banc Corp.	46,828	742,692
*	FB Bancorp, Inc.	2,375	36,706
	FB Financial Corp.	76,915	4,644,128
	Federal Agricultural Mortgage Corp. (AGM US), Class C	13,567	3,087,849
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	1,374	221,798
	Federated Hermes, Inc.	153,574	9,208,297
	Fidelity D&D Bancorp, Inc.	427	22,460
	Fidelity National Financial, Inc.	303,483	15,656,688
	Fidelity National Information Services, Inc.	341,352	15,282,329
*	Fifth District Bancorp, Inc.	473	8,330
	Fifth Third Bancorp	890,964	50,339,466
*	Finance of America Cos., Inc., Class A	985	22,409
	Financial Institutions, Inc.	28,787	1,193,509
		Shares	Value†
FINANCIALS — (Continued)
	Finward Bancorp	1,270	$56,464
*	Finwise Bancorp	11,312	155,653
	First American Financial Corp.	163,056	12,227,569
	First BanCorp	328,512	9,503,852
	First Bancorp, Inc.	16,977	595,893
#	First Bancorp/Southern Pines NC	62,082	3,903,095
	First Bank	23,604	437,382
	First Busey Corp.	121,954	3,763,500
	First Business Financial Services, Inc.	11,983	841,326
	First Capital, Inc.	3,880	245,526
#	First Citizens BancShares, Inc., Class A	13,669	29,889,319
	First Commonwealth Financial Corp.	162,676	3,502,414
#	First Community Bankshares, Inc.	30,228	1,442,480
	First Community Corp.	2,034	69,481
#	First Financial Bancorp	150,356	5,086,543
	First Financial Bankshares, Inc.	157,378	5,530,263
	First Financial Corp.	17,698	1,425,574
#	First Hawaiian, Inc.	13,700	380,723
	First Horizon Corp.	728,194	18,670,894
	First Internet Bancorp	11,737	345,772
#	First Interstate BancSystem, Inc., Class A	58,551	2,226,109
	First Merchants Corp.	63,650	2,745,861
	First Mid Bancshares, Inc.	32,608	1,698,551
	First National Corp.	1,787	56,737
*	First Northwest Bancorp	11,235	128,753
*	First Seacoast Bancorp, Inc.	23	390
	First U.S. Bancshares, Inc.	5,297	87,401
	First United Corp.	10,716	473,004
*	First Western Financial, Inc.	1,084	33,767
#	FirstCash Holdings, Inc.	63,495	12,953,615
*	Firstsun Capital Bancorp	13,418	519,008
*	Fiserv, Inc.	247,844	13,368,705
	Five Star Bancorp	5,003	236,092
	Flagstar Bank NA	200,455	2,850,470
*	Flywire Corp.	31,960	511,680
	FNB Corp.	431,289	8,151,362

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Franklin Financial Services Corp.	5,318	$335,885
#	Franklin Resources, Inc.	568,491	19,249,105
	FS Bancorp, Inc.	18,178	780,018
#	Fulton Financial Corp.	355,332	8,645,228
	FVCBankcorp, Inc.	10,930	203,189
	GCM Grosvenor, Inc., Class A	24,228	302,365
*	Genworth Financial, Inc.	459,413	4,516,030
#	German American Bancorp, Inc.	53,944	2,744,671
#	Glacier Bancorp, Inc.	177,589	8,753,362
#	Global Payments, Inc.	195,644	16,449,748
	Globe Life, Inc.	110,398	20,120,036
	Goldman Sachs Group, Inc.	176,078	179,314,314
#	Great Southern Bancorp, Inc.	19,439	1,561,146
*	Green Dot Corp., Class A	16,722	219,225
	Greene County Bancorp, Inc.	339	11,343
*	Greenlight Capital Re Ltd., Class A	48,367	805,311
*	Hagerty, Inc., Class A	1,396	16,096
	Hamilton Insurance Group Ltd., Class B	5,783	207,957
	Hamilton Lane, Inc., Class A	33,221	2,953,679
	Hancock Whitney Corp.	139,177	10,716,629
	Hanmi Financial Corp.	43,096	1,373,900
	Hanover Bancorp, Inc.	554	14,540
	Hanover Insurance Group, Inc.	68,550	15,946,787
*	Happen, Inc.	170,419	3,261,820
	Hartford Insurance Group, Inc.	420,335	59,649,740
	Hawthorn Bancshares, Inc.	11,816	460,706
	HBT Financial, Inc.	4,919	176,297
	HCI Group, Inc.	23,644	4,137,936
	Hennessy Advisors, Inc.	2,136	20,997
#	Heritage Financial Corp.	48,862	1,452,667
*	Heritage Insurance Holdings, Inc.	42,336	1,243,408
	Hilltop Holdings, Inc.	97,879	3,860,348
#	Hingham Institution For Savings	3,148	897,747
*	Hippo Holdings, Inc.	963	30,286
		Shares	Value†
FINANCIALS — (Continued)
	Home Bancorp, Inc.	11,444	$816,415
	Home BancShares, Inc.	246,319	7,653,131
	Home Federal Bancorp, Inc. of Louisiana	2,148	49,425
	HomeTrust Bancshares, Inc.	3,998	204,658
	Hope Bancorp, Inc.	179,562	2,515,664
	Horace Mann Educators Corp.	62,816	3,273,342
	Horizon Bancorp, Inc.	82,933	1,695,980
	Houlihan Lokey, Inc.	85,808	10,768,046
	Huntington Bancshares, Inc.	1,995,730	34,007,239
	Independent Bank Corp. (IBCP US)	29,563	1,129,307
	Independent Bank Corp. (INDB US)	68,941	5,779,324
	Interactive Brokers Group, Inc., Class A	91,545	8,055,045
	Intercontinental Exchange, Inc.	259,533	39,573,592
	International Bancshares Corp.	110,465	8,454,991
	Invesco Ltd.	298,712	8,841,875
	Investar Holding Corp.	1,261	37,981
	Investors Title Co.	2,716	785,712
	Jack Henry & Associates, Inc.	61,344	9,449,430
	Jackson Financial, Inc., Class A	72,357	8,847,814
	James River Group Holdings, Inc.	48,400	217,316
	Jefferies Financial Group, Inc.	335,621	18,324,907
	JPMorgan Chase & Co.	2,017,907	709,879,504
	Kearny Financial Corp.	84,156	807,056
	Kemper Corp.	55,862	1,585,364
*	Kentucky First Federal Bancorp	6,573	35,823
#*	Kestrel Group Ltd.	9,925	88,035
	KeyCorp	938,141	21,192,605
	Kingstone Cos., Inc.	931	18,592
	Kinsale Capital Group, Inc.	25,262	9,003,882
#	KKR & Co., Inc.	223,300	22,649,319
	Lake Shore Bancorp, Inc.	4,842	83,137
#	Lakeland Financial Corp.	36,728	2,301,009
	Landmark Bancorp, Inc.	8,367	262,222

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Lazard, Inc.	72,088	$3,055,089
	LCNB Corp.	10,519	208,381
*	LendingTree, Inc.	10,934	348,357
#	Lincoln National Corp.	211,801	9,660,244
	Live Oak Bancshares, Inc.	50,583	2,164,952
	Loews Corp.	227,665	26,411,417
	LPL Financial Holdings, Inc.	88,991	31,476,117
	M&T Bank Corp.	98,280	24,205,381
	Magyar Bancorp, Inc.	5,872	111,862
	MainStreet Bancshares, Inc.	2,310	53,269
*	Markel Group, Inc.	10,963	20,636,093
	MarketAxess Holdings, Inc.	26,420	4,287,966
	MarketWise, Inc.	706	13,908
*	Marqeta, Inc., Class A	105,905	1,838,511
	Marsh & McLennan Cos., Inc.	286,589	54,363,067
	Mastercard, Inc., Class A	475,606	272,569,799
#	Mechanics Bancorp, Class A	4,655	78,157
	Mercantile Bank Corp.	28,300	1,700,264
#	Merchants Bancorp	23,512	1,297,392
	Mercury General Corp.	79,904	8,559,316
	Meridian Corp.	12,316	241,886
	MetLife, Inc.	424,294	40,787,382
	Metrocity Bankshares, Inc.	6,183	218,755
	Metropolitan Bank Holding Corp.	5,311	491,161
	MGIC Investment Corp.	321,345	9,653,204
	Mid Penn Bancorp, Inc.	17,986	689,583
	Midland States Bancorp, Inc.	24,656	830,168
	Moelis & Co., Class A	42,106	2,824,470
	Moody's Corp.	83,692	40,036,579
	Morgan Stanley	864,182	181,841,176
	Morningstar, Inc.	62,099	11,958,404
	MSCI, Inc.	37,836	21,651,273
	MVB Financial Corp.	15,895	487,182
	Nasdaq, Inc.	376,167	35,431,170
	National Bank Holdings Corp., Class A	76,201	3,291,121
	National Bankshares, Inc.	4,012	162,887
	Navient Corp.	195,031	1,636,310
	NB Bancorp, Inc.	2,213	50,921
#	NBT Bancorp, Inc.	83,684	4,405,963
		Shares	Value†
FINANCIALS — (Continued)
#*	NCR Atleos Corp.	106,323	$5,000,371
	Nelnet, Inc., Class A	45,933	6,240,917
*	NerdWallet, Inc., Class A	39,083	351,747
*	NI Holdings, Inc.	21,302	322,725
#	Nicolet Bankshares, Inc.	30,902	5,281,770
*	NMI Holdings, Inc.	111,594	4,943,614
#	Northeast Bank	12,320	1,529,774
	Northeast Community Bancorp, Inc.	5,283	141,056
	Northern Trust Corp.	177,762	32,386,459
	Northrim BanCorp, Inc.	31,812	843,336
#	Northwest Bancshares, Inc.	207,360	3,263,846
	Norwood Financial Corp.	11,373	386,568
	Oak Valley Bancorp	12,060	408,472
	OceanFirst Financial Corp.	122,721	2,369,743
*	Octave Specialty Group, Inc.	17,300	93,420
	OFG Bancorp	84,093	4,445,156
	Ohio Valley Banc Corp.	6,853	288,237
	Old National Bancorp	387,660	10,327,262
	Old Republic International Corp.	490,431	21,191,524
#	Old Second Bancorp, Inc.	67,237	1,700,424
	OneMain Holdings, Inc.	195,249	12,218,682
*	Onity Group, Inc.	12,198	447,179
	OP Bancorp	8,984	140,150
*	Oportun Financial Corp.	5,702	31,589
	Oppenheimer Holdings, Inc., Class A	13,697	1,460,648
*	OppFi, Inc.	11,031	103,360
*	OptimumBank Holdings, Inc.	1,636	12,434
	Orange County Bancorp, Inc.	1,054	40,316
	Origin Bancorp, Inc.	34,591	1,893,165
	Orrstown Financial Services, Inc.	28,617	1,222,804
*	Oscar Health, Inc., Class A	73,419	2,292,141
*	Palomar Holdings, Inc.	30,502	4,080,863
#	Park National Corp.	26,145	5,442,082
	Parke Bancorp, Inc.	18,265	623,750
	Pathfinder Bancorp, Inc.	4,141	66,173

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Pathward Financial, Inc.	43,350	$3,825,204
#*	Paymentus Holdings, Inc., Class A	46,027	1,569,521
*	Payoneer Global, Inc.	304,948	2,186,477
	PayPal Holdings, Inc.	472,645	27,040,020
*	Paysafe Ltd.	30,562	246,941
*	Paysign, Inc.	2,408	21,576
	PCB Bancorp	16,051	447,341
	Peapack-Gladstone Financial Corp.	33,087	1,521,340
	Pelagos Insurance Capital Ltd.	35,580	899,818
	PennyMac Financial Services, Inc.	56,979	4,296,786
	Peoples Bancorp of North Carolina, Inc.	9,657	415,251
#	Peoples Bancorp, Inc.	52,447	2,184,942
	Peoples Financial Services Corp.	7,247	509,899
#	Perella Weinberg Partners	42,270	746,066
	Pinnacle Financial Partners, Inc.	207,255	21,809,444
*	Pioneer Bancorp, Inc.	15,046	259,092
	Piper Sandler Cos.	78,140	5,923,012
	PJT Partners, Inc., Class A	15,737	2,648,694
	Plumas Bancorp	10,140	621,683
	PNC Financial Services Group, Inc.	220,907	55,198,032
*	Ponce Financial Group, Inc.	24,784	500,141
	Popular, Inc.	151,172	26,486,846
*	PRA Group, Inc.	40,558	704,492
#	Preferred Bank	24,887	2,599,198
	Primerica, Inc.	55,100	17,629,796
	Primis Financial Corp.	36,156	579,219
	Princeton Bancorp, Inc.	10,139	418,132
	Principal Financial Group, Inc.	241,425	27,450,022
*	Priority Technology Holdings, Inc.	4,161	27,047
	PROG Holdings, Inc.	101,882	4,484,846
	Progressive Corp.	220,073	46,527,834
	Prosperity Bancshares, Inc.	126,857	9,497,784
	Provident Financial Holdings, Inc.	12,923	229,512
	Provident Financial Services, Inc.	159,300	3,931,524
	Prudential Financial, Inc.	402,962	49,193,601
	QCR Holdings, Inc.	33,505	3,449,340
	Radian Group, Inc.	132,571	5,168,943
		Shares	Value†
FINANCIALS — (Continued)
	Raymond James Financial, Inc.	178,408	$31,396,240
#	RBB Bancorp	24,513	646,408
	Red River Bancshares, Inc.	1,695	170,432
	Regional Management Corp.	13,974	450,941
#	Regions Financial Corp.	863,394	26,722,044
	Reinsurance Group of America, Inc.	75,722	17,934,756
*	Remitly Global, Inc.	115,011	2,618,800
	RenaissanceRe Holdings Ltd.	62,334	19,945,633
#	Renasant Corp.	155,324	6,767,467
#	Republic Bancorp, Inc., Class A	30,079	2,994,064
*	Rhinebeck Bancorp, Inc.	5,802	69,624
	Richmond Mutual BanCorp, Inc.	8,015	125,435
	Riverview Bancorp, Inc.	49,214	260,834
#	RLI Corp.	105,900	6,485,316
#*	Robinhood Markets, Inc., Class A	179,508	15,538,212
#*	Rocket Cos., Inc., Class A	267,859	3,455,381
	S&P Global, Inc.	114,228	47,053,940
#	S&T Bancorp, Inc.	53,810	2,806,192
	Safety Insurance Group, Inc.	24,070	2,488,597
	SB Financial Group, Inc.	8,465	222,460
	Seacoast Banking Corp. of Florida	94,819	3,294,012
*	Security National Financial Corp., Class A	34,811	326,179
	SEI Investments Co.	206,798	21,296,058
	Selective Insurance Group, Inc.	86,909	8,238,104
	ServisFirst Bancshares, Inc.	78,587	7,033,537
#*	Sezzle, Inc.	4,969	768,953
#	Shore Bancshares, Inc.	37,751	924,900
	Sierra Bancorp	20,685	843,121
	Silvercrest Asset Management Group, Inc., Class A	14,147	145,431
	Simmons First National Corp., Class A	252,973	5,967,633
*	SiriusPoint Ltd.	222,153	5,253,918

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Skyward Specialty Insurance Group, Inc.	25,393	$1,522,310
#	SLM Corp.	598,418	15,555,876
	SmartFinancial, Inc.	18,942	992,561
#*	SoFi Technologies, Inc.	1,072,330	17,489,702
	Sound Financial Bancorp, Inc.	3,278	154,820
	South Plains Financial, Inc.	6,125	274,645
*	Southern First Bancshares, Inc.	7,643	476,923
#	Southern Missouri Bancorp, Inc.	11,863	918,315
	Southside Bancshares, Inc.	30,424	989,084
	Southstate Bank Corp.	90,081	9,466,612
	SR Bancorp, Inc.	691	13,509
	State Street Corp.	216,340	39,841,174
*††	Sterling Bancorp, Inc.	40,006	0
	Stewart Information Services Corp.	52,841	3,571,523
	Stifel Financial Corp.	242,401	20,097,467
#	Stock Yards Bancorp, Inc.	49,299	4,195,345
#*	StoneX Group, Inc.	136,867	10,479,906
*	Summit State Bank	8,370	103,704
	Synchrony Financial	518,669	39,309,924
#	T. Rowe Price Group, Inc.	187,586	20,962,735
#	Texas Capital Bancshares, Inc.	72,980	7,214,073
#	TFS Financial Corp.	204,438	3,763,704
*	Third Coast Bancshares, Inc.	2,238	98,114
	Timberland Bancorp, Inc.	12,366	554,368
	Tiptree, Inc.	63,187	1,122,833
#*	Toast, Inc., Class A	176,961	5,710,531
	Tompkins Financial Corp.	15,365	1,534,042
	Towne Bank	71,691	2,717,806
#	TPG, Inc.	19,050	831,723
	Tradeweb Markets, Inc., Class A	58,006	5,829,603
	Travelers Cos., Inc.	246,901	92,429,858
	TriCo Bancshares	45,509	2,618,588
*	Triumph Financial, Inc.	34,188	2,595,895
	Truist Financial Corp.	630,411	32,680,506
*	Trupanion, Inc.	8,654	211,936
#	TrustCo Bank Corp.	25,938	1,477,947
	Trustmark Corp.	107,353	5,093,900
*	TWFG, Inc.	825	22,110
	U.S. Bancorp	804,562	50,695,452
		Shares	Value†
FINANCIALS — (Continued)
	U.S. Global Investors, Inc., Class A	2,644	$7,562
	UMB Financial Corp.	119,588	17,427,559
	Union Bankshares, Inc.	1,379	31,758
	United Bancorp, Inc.	5,663	86,361
	United Bancshares, Inc.	2,124	82,836
	United Bankshares, Inc.	141,305	6,846,227
	United Community Banks, Inc.	119,338	4,229,339
	United Fire Group, Inc.	36,707	1,885,272
	Unity Bancorp, Inc.	16,677	982,109
	Universal Insurance Holdings, Inc.	56,453	2,467,561
	Univest Financial Corp.	45,663	2,020,131
	Unum Group	278,536	23,984,735
	USCB Financial Holdings, Inc.	8,121	178,418
#	UWM Holdings Corp.	11,201	20,386
	Valley National Bancorp	617,849	8,829,062
	Value Line, Inc.	6,340	216,765
*	Velocity Financial, Inc.	13,161	230,844
	Victory Capital Holdings, Inc., Class A	50,567	5,007,650
	Virginia National Bankshares Corp.	2,069	94,750
	Virtu Financial, Inc., Class A	124,403	7,306,188
#	Virtus Investment Partners, Inc.	9,718	1,548,563
	Visa, Inc., Class A	804,437	294,528,519
	Voya Financial, Inc.	180,752	17,972,171
	W.R. Berkley Corp.	334,452	24,261,148
	WaFd, Inc.	114,826	4,222,152
	Walker & Dunlop, Inc.	43,116	2,142,434
	Washington Trust Bancorp, Inc.	23,010	896,930
	Waterstone Financial, Inc.	38,477	789,548
	Webster Financial Corp.	289,654	22,367,082
	Wells Fargo & Co.	1,776,836	153,607,472
	WesBanco, Inc.	153,360	6,346,037
	West BanCorp, Inc.	24,714	693,228
	Westamerica BanCorp	39,960	2,403,594
#	Western Alliance Bancorp	158,330	12,743,982
	Western New England Bancorp, Inc.	34,064	440,448

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Western Union Co.	281,587	$1,790,893
	Westwood Holdings Group, Inc.	17,313	331,890
*	WEX, Inc.	43,370	8,108,455
#	White Mountains Insurance Group Ltd.	5,834	12,238,157
	Willis Towers Watson PLC	92,478	31,065,210
	Wintrust Financial Corp.	113,340	18,082,264
#	WisdomTree, Inc.	215,970	4,183,339
#*	World Acceptance Corp.	8,181	1,471,026
	WSFS Financial Corp.	76,839	6,162,488
	WVS Financial Corp.	775	14,849
	Zions Bancorp NA	261,363	18,217,001
TOTAL FINANCIALS			6,591,157,265
HEALTH CARE — (8.7%)
*	10X Genomics, Inc., Class A	131,963	6,237,891
*	4D Molecular Therapeutics, Inc.	15,939	162,259
††	89bio, Inc.	157	53
	Abbott Laboratories	735,715	77,765,075
	AbbVie, Inc.	1,068,364	268,095,262
††	Abiomed, Inc.	26,621	415,554
#*	Acadia Healthcare Co., Inc.	41,539	1,230,385
*	ACADIA Pharmaceuticals, Inc.	107,979	2,793,417
*	Aclaris Therapeutics, Inc.	12,212	63,502
	Acme United Corp.	4,368	248,364
*	AdaptHealth Corp.	118,247	1,277,068
*	Addus HomeCare Corp.	27,672	3,195,563
*	ADMA Biologics, Inc.	181,251	1,533,383
††	Aduro Biotech, Inc.	7,016	2,666
	Agilent Technologies, Inc.	129,989	17,986,578
*	Agios Pharmaceuticals, Inc.	63,575	1,908,521
††	Akero Therapeutics, Inc.	2,451	1,593
††	Albireo Pharma, Inc.	28,723	183,253
*	Align Technology, Inc.	25,063	4,239,657
#*	Alignment Healthcare, Inc.	40,881	607,083
#*	Alkermes PLC	140,688	6,892,305
*	Alnylam Pharmaceuticals, Inc.	27,542	5,660,432
		Shares	Value†
HEALTH CARE — (Continued)
	Amgen, Inc.	373,973	$144,039,441
#*	AMN Healthcare Services, Inc.	39,319	1,322,298
*	Amneal Pharmaceuticals, Inc.	209,911	3,845,570
*	Amphastar Pharmaceuticals, Inc.	7,453	148,613
*	AngioDynamics, Inc.	54,321	803,408
*	ANI Pharmaceuticals, Inc.	23,083	1,829,097
*	Anika Therapeutics, Inc.	11,355	218,924
	Apellis Pharmaceuticals, Inc.	2	0
#*	Arcus Biosciences, Inc.	89,294	2,517,198
*	Arrowhead Pharmaceuticals, Inc.	4,869	412,161
#*	Artivion, Inc.	51,118	1,371,496
*	Arvinas, Inc.	7,224	58,009
*	Astrana Health, Inc.	11,634	413,705
*	Atea Pharmaceuticals, Inc.	81,300	382,110
#*	AtriCure, Inc.	41,090	1,551,558
*	Aura Biosciences, Inc.	4,130	28,951
*	Aveanna Healthcare Holdings, Inc.	10,375	97,421
*	Axogen, Inc.	7,156	302,055
*	Aytu BioPharma, Inc.	4,100	9,143
#*	Azenta, Inc.	54,207	1,524,843
#	Baxter International, Inc.	25,489	666,792
#*	Beam Therapeutics, Inc.	112,091	2,860,562
	Becton Dickinson & Co.	109,976	18,214,225
*	Bicara Therapeutics, Inc.	4,363	118,237
*	BioAge Labs, Inc.	4,259	38,501
*	Biogen, Inc.	58,048	11,780,842
*	BioLife Solutions, Inc.	65,997	2,064,386
*	BioMarin Pharmaceutical, Inc.	131,942	7,919,159
#*	Bio-Rad Laboratories, Inc., Class A	31,233	10,165,717
	Bio-Techne Corp.	109,777	7,913,824
*	Bioventus, Inc., Class A	3,840	50,573
*	Boston Scientific Corp.	530,072	24,770,265

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Bridgebio Pharma, Inc.	51,706	$4,141,134
*	BrightSpring Health Services, Inc.	31,462	1,878,596
	Bristol-Myers Squibb Co.	1,178,312	76,955,557
#*	Brookdale Senior Living, Inc.	260,066	3,796,964
#	Bruker Corp.	211,954	13,319,189
#*	Butterfly Network, Inc.	49,269	350,303
*	C4 Therapeutics, Inc.	16,634	57,886
*	Cabaletta Bio, Inc.	17,765	47,610
	Cardinal Health, Inc.	214,638	49,373,179
*	CareDx, Inc.	24,537	1,072,512
*	Castle Biosciences, Inc.	48,422	1,355,816
*	Celldex Therapeutics, Inc.	41,446	1,577,435
	Cencora, Inc.	130,545	40,643,880
*	Centene Corp.	360,439	22,426,515
#*	Charles River Laboratories International, Inc.	37,147	8,637,049
	Chemed Corp.	17,465	9,295,746
*††	Chinook Therapeutics, Inc.	54,163	0
	Cigna Group	195,864	54,655,849
#*	Collegium Pharmaceutical, Inc.	50,350	1,781,886
*	Community Health Systems, Inc.	118,659	331,059
	Concentra Group Holdings Parent, Inc.	165,955	5,252,476
	CONMED Corp.	29,806	1,380,018
*	Contineum Therapeutics, Inc., Class A	1,498	23,204
#*	Cooper Cos., Inc.	133,096	9,625,503
*	Corbus Pharmaceuticals Holdings, Inc.	2,374	21,295
#*	Corcept Therapeutics, Inc.	59,859	6,853,257
*	CorVel Corp.	66,490	3,993,389
*	Coya Therapeutics, Inc.	1,715	7,186
*	Crinetics Pharmaceuticals, Inc.	36,179	3,021,670
*	CryoPort, Inc.	38,521	581,282
#*	Cullinan Therapeutics, Inc.	30,828	508,662
	CVS Health Corp.	436,665	45,600,926
*	Cytek Biosciences, Inc.	131,996	557,023
		Shares	Value†
HEALTH CARE — (Continued)
*	CytomX Therapeutics, Inc.	26,354	$81,697
	Danaher Corp.	249,608	48,668,568
*	DarioHealth Corp.	1,200	8,724
*	DaVita, Inc.	129,575	31,109,662
#*	Denali Therapeutics, Inc.	86,144	1,983,035
	Dentsply Sirona, Inc.	157,187	2,101,590
*	Design Therapeutics, Inc.	2,582	31,449
*	Dexcom, Inc.	127,866	10,670,418
*	Dianthus Therapeutics, Inc.	1,565	167,330
#*	Disc Medicine, Inc.	12,447	958,419
*	Doximity, Inc., Class A	78,434	1,640,055
*	Edgewise Therapeutics, Inc.	11,496	441,791
*	Edwards Lifesciences Corp.	212,366	18,278,342
#*	Elanco Animal Health, Inc.	474,997	12,525,671
*	Electromed, Inc.	5,226	212,855
*	Eledon Pharmaceuticals, Inc.	17,666	59,711
	Elevance Health, Inc.	134,124	50,409,164
	Eli Lilly & Co.	440,801	506,409,821
	Embecta Corp.	27,265	99,245
*	Emergent BioSolutions, Inc.	49,376	356,495
*	Enanta Pharmaceuticals, Inc.	4,018	50,627
	Encompass Health Corp.	158,931	17,652,466
*	Enliven Therapeutics, Inc.	3,985	218,418
*	Enovis Corp.	15,179	442,468
	Ensign Group, Inc.	66,668	11,877,571
*	Envista Holdings Corp.	241,433	6,593,535
*	Exelixis, Inc.	293,390	15,558,472
*	EyePoint, Inc.	5,426	66,468
*	Fortrea Holdings, Inc.	100,854	1,933,371
*	Fulgent Genetics, Inc.	28,466	471,112
*	GE HealthCare Technologies, Inc.	201,232	13,687,801
*	GeneDx Holdings Corp.	18,197	1,184,807
#	Gilead Sciences, Inc.	815,631	106,203,312
*	Globus Medical, Inc., Class A	49,926	3,933,670
*	GoodRx Holdings, Inc., Class A	44,838	137,653
#*	GRAIL, Inc.	24,169	1,657,027
*	Guardant Health, Inc.	36,510	5,914,255

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Guardian Pharmacy Services, Inc., Class A	1,605	$63,446
#*	Haemonetics Corp.	71,921	6,152,122
#*	Halozyme Therapeutics, Inc.	61,568	5,081,823
*	Harmony Biosciences Holdings, Inc.	55,019	1,938,870
#*	Harrow, Inc.	19,072	739,421
	HCA Healthcare, Inc.	86,178	34,694,401
#*	HealthEquity, Inc.	78,247	7,872,431
	HealthStream, Inc.	28,192	790,504
*	Henry Schein, Inc.	128,422	11,012,186
»	Hologic, Inc.	295	3
	Humana, Inc.	72,492	26,376,939
*	ICON PLC	13,146	2,150,225
*	ICU Medical, Inc.	19,706	3,320,658
#*	Ideaya Biosciences, Inc.	65,274	2,317,227
*	IDEXX Laboratories, Inc.	40,087	22,411,439
*	Illumina, Inc.	47,931	9,830,648
*	ImmuCell Corp.	450	5,044
*	Incyte Corp.	135,381	16,180,737
*	Indivior Pharmaceuticals, Inc.	52,627	2,105,606
*	InfuSystem Holdings, Inc.	25,741	235,273
*	Innoviva, Inc.	112,914	2,367,807
*	Inogen, Inc.	28,702	185,128
*	Insmed, Inc.	45,567	4,492,906
*	Instil Bio, Inc.	1,052	7,490
*	Insulet Corp.	17,589	2,908,341
*	Integer Holdings Corp.	41,547	5,035,912
*	Integra LifeSciences Holdings Corp.	112,101	1,866,482
#*	Intellia Therapeutics, Inc.	86,650	925,422
*	Intuitive Surgical, Inc.	100,052	35,351,373
*	Iovance Biotherapeutics, Inc.	21,123	85,971
*	IQVIA Holdings, Inc.	114,003	26,792,985
	iRadimed Corp.	6,081	552,520
*	Ironwood Pharmaceuticals, Inc.	42,456	179,589
*	Jazz Pharmaceuticals PLC	67,686	17,115,082
	Johnson & Johnson	1,283,312	328,977,031
*	Joint Corp.	7,230	59,937
*	Keros Therapeutics, Inc.	3,555	35,799
*	Kewaunee Scientific Corp.	4,457	159,204
		Shares	Value†
HEALTH CARE — (Continued)
	Kezar Life Sciences, Inc.	1,823	$611
*	Kiniksa Pharmaceuticals International PLC	45,370	3,372,806
*	Krystal Biotech, Inc.	27,604	9,416,276
*	Kura Oncology, Inc.	85,813	773,175
#*	Kymera Therapeutics, Inc.	27,712	2,865,421
	Labcorp Holdings, Inc.	92,172	28,499,582
#*	Lantheus Holdings, Inc.	112,621	11,221,556
#	LeMaitre Vascular, Inc.	23,375	2,368,355
*	LeonaBio, Inc.	1,021	7,208
*	Lexeo Therapeutics, Inc.	54,990	227,109
*	LifeStance Health Group, Inc.	268,619	2,815,127
#*	Ligand Pharmaceuticals, Inc.	21,237	6,106,487
*	Liquidia Corp.	3,861	324,749
#*	LivaNova PLC	50,265	4,028,237
*	Maravai LifeSciences Holdings, Inc., Class A	50,860	334,150
	McKesson Corp.	60,185	51,529,795
*	Medpace Holdings, Inc.	22,525	12,999,403
	Medtronic PLC	422,190	36,050,804
	Merck & Co., Inc.	1,090,882	142,032,836
*	Merit Medical Systems, Inc.	63,458	5,394,565
	Mesa Laboratories, Inc.	3,066	309,083
*	Mettler-Toledo International, Inc.	14,990	21,230,337
††	Mirati Therapeutics, Inc.	10,076	30,026
#*	Moderna, Inc.	240,667	13,193,365
*	Molina Healthcare, Inc.	66,098	12,930,091
#*	Monte Rosa Therapeutics, Inc.	16,241	268,301
*	Natera, Inc.	47,271	12,657,283
#	National HealthCare Corp.	23,251	5,255,424
*	Neogen Corp.	152,630	1,837,665
#*	NeoGenomics, Inc.	141,110	2,157,572
*††	Neoleukin Therapeutics, Inc.	3,638	0
*	Neurocrine Biosciences, Inc.	73,835	12,315,678
	NRC Health	16,853	328,802

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Nurix Therapeutics, Inc.	15,971	$370,687
#*	Nutex Health, Inc.	1,001	147,577
*	Ocular Therapeutix, Inc.	23,560	192,485
*	Olema Pharmaceuticals, Inc.	56,634	648,459
*»	OmniAb, Inc. (2200963D US)	12,217	0
*»	OmniAb, Inc. (2200964D US)	12,217	0
*	OmniAb, Inc. (OABI UQ)	75,115	148,728
*	Omnicell, Inc.	50,198	1,775,503
*††	Opiant Pharmaceuticals, Inc.	3,087	0
*	OptimizeRx Corp.	1,149	6,951
#*	Option Care Health, Inc.	131,500	3,028,445
	Oramed Pharmaceuticals, Inc.	3,131	12,743
*	OraSure Technologies, Inc.	103,715	420,046
*	Organogenesis Holdings, Inc.	5,753	13,635
	Organon & Co.	46,976	636,525
#*	ORIC Pharmaceuticals, Inc.	36,473	403,756
*	Orthofix Medical, Inc.	2,980	35,164
*	OrthoPediatrics Corp.	17,633	356,010
*	Pacira BioSciences, Inc.	57,576	1,520,582
#*	PACS Group, Inc.	7,857	361,501
#*††	PDL BioPharma, Inc.	309,383	95,909
#*	Pediatrix Medical Group, Inc.	93,554	2,480,117
*	Pennant Group, Inc.	36,387	1,467,124
#*	Penumbra, Inc.	20,663	6,636,749
*	Personalis, Inc.	50,918	644,622
	Pfizer, Inc.	2,188,080	54,723,881
#	Phibro Animal Health Corp., Class A	29,877	1,085,431
††	Poseida Therapeutics, Inc.	24,504	35,041
#*	Precipio, Inc.	614	13,293
*	Prelude Therapeutics, Inc.	4,982	22,917
#*	Prestige Consumer Healthcare, Inc.	64,531	3,240,747
*	Privia Health Group, Inc.	120,159	2,844,164
*	Pro-Dex, Inc.	5,042	295,310
*	Progyny, Inc.	88,699	2,761,200
		Shares	Value†
HEALTH CARE — (Continued)
*	Protara Therapeutics, Inc.	11,973	$46,934
#*	Prothena Corp. PLC	42,075	341,649
*	Puma Biotechnology, Inc.	15,715	124,620
	Quest Diagnostics, Inc.	150,109	34,976,898
#*	RadNet, Inc.	72,674	4,635,148
*	Rafael Holdings, Inc., Class B	19,697	38,212
	Regeneron Pharmaceuticals, Inc.	40,862	31,162,587
#*	Relay Therapeutics, Inc.	97,723	1,840,124
*	Repligen Corp.	40,491	5,709,636
#	ResMed, Inc.	75,280	15,882,574
*	Revolution Medicines, Inc.	57,467	10,776,787
	Revvity, Inc.	91,972	10,348,689
*	Rigel Pharmaceuticals, Inc.	4,764	175,363
#*	Roivant Sciences Ltd.	499,736	16,946,048
*	Sagimet Biosciences, Inc., Class A	4,643	33,012
*	Sensus Healthcare, Inc.	11,506	33,482
*	Shattuck Labs, Inc.	2,713	19,181
#*	SI-BONE, Inc.	23,248	412,884
	SIGA Technologies, Inc.	85,268	278,826
#*	Solid Biosciences, Inc.	33,096	266,754
*	Solventum Corp.	58,329	4,983,630
*	Sotera Health Co.	220,393	3,936,219
*	STAAR Surgical Co.	41,974	1,022,487
	STERIS PLC	80,675	18,426,170
#*	Stoke Therapeutics, Inc.	18,962	547,243
*	Strata Critical Medical, Inc.	132,004	662,660
	Stryker Corp.	132,755	43,238,303
*	Supernus Pharmaceuticals, Inc.	84,107	3,753,695
#*	Surgery Partners, Inc.	63,450	977,130
#*	Tactile Systems Technology, Inc.	34,258	965,048
#	Teleflex, Inc.	34,639	4,735,498
*	Tenax Therapeutics, Inc.	4,385	60,074
*	Tenet Healthcare Corp.	132,668	33,801,153
#*	TG Therapeutics, Inc.	63,449	3,301,251
*	Theravance Biopharma, Inc.	6,085	102,593

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Thermo Fisher Scientific, Inc.	135,704	$77,934,807
*††	Third Harmonic Bio, Inc.	1,616	0
#*	TransMedics Group, Inc.	22,891	1,751,390
#	U.S. Physical Therapy, Inc.	19,570	1,547,204
#*	UFP Technologies, Inc.	8,567	2,182,700
*	United Therapeutics Corp.	56,215	29,103,068
	UnitedHealth Group, Inc.	387,096	160,412,582
	Universal Health Services, Inc., Class B	102,722	17,302,494
*	Upstream Bio, Inc.	6,674	42,113
	Utah Medical Products, Inc.	4,622	325,943
*	Vanda Pharmaceuticals, Inc.	63,592	324,319
*	Varex Imaging Corp.	48,584	543,655
*	Veeva Systems, Inc., Class A	48,960	9,977,069
*	Veracyte, Inc.	121,850	5,644,092
*	Vericel Corp.	26,990	1,240,460
*	Vertex Pharmaceuticals, Inc.	80,251	38,287,752
	Viatris, Inc.	1,508,786	26,494,282
*	Vir Biotechnology, Inc.	87,839	760,686
#*	Viridian Therapeutics, Inc.	24,014	454,345
*	Waters Corp.	62,300	23,506,413
	West Pharmaceutical Services, Inc.	56,899	19,400,283
#*	Xencor, Inc.	69,947	1,413,629
*	Xeris Biopharma Holdings, Inc.	8,275	66,862
#	XOMA Royalty Corp.	14,110	16,509
*	Zentalis Pharmaceuticals, Inc.	8,463	40,115
#*	Zevra Therapeutics, Inc.	53,457	508,376
#	Zimmer Biomet Holdings, Inc.	145,835	13,698,282
	Zoetis, Inc.	257,028	19,865,694
*	Zymeworks, Inc.	20,614	452,271
TOTAL HEALTH CARE			3,668,405,199
INDUSTRIALS — (12.5%)
	3M Co.	233,316	41,128,944
#	A.O. Smith Corp.	163,105	9,807,504
		Shares	Value†
INDUSTRIALS — (Continued)
#	AAON, Inc.	88,739	$7,903,095
*	AAR Corp.	57,780	8,091,511
#	ABM Industries, Inc.	113,043	5,415,890
	ACCO Brands Corp.	34,773	146,742
	Acuity, Inc.	51,134	16,791,894
	Advanced Drainage Systems, Inc.	119,804	16,590,458
	Aebi Schmidt Holding AG	45,339	584,420
#	AECOM	140,170	10,146,906
*	AerSale Corp.	6,644	41,193
#	AGCO Corp.	148,539	15,174,744
*	Air Industries Group	3,217	8,622
	Alamo Group, Inc.	17,430	2,772,764
*	Alaska Air Group, Inc.	131,785	6,253,198
#	Albany International Corp., Class A	34,727	2,587,509
*	Allegiant Travel Co.	23,213	2,276,731
	Allegion PLC	93,717	14,751,056
	Allient, Inc.	18,346	1,604,541
#	Allison Transmission Holdings, Inc.	196,572	22,515,357
*	Alpha Pro Tech Ltd.	8,900	43,877
*	Alta Equipment Group, Inc.	2,786	18,332
#*	Amentum Holdings, Inc.	97,420	2,162,724
#*	Ameresco, Inc., Class A	45,056	949,330
*	American Airlines Group, Inc.	336,899	5,144,448
*	American Superconductor Corp.	26,353	773,988
	AMETEK, Inc.	153,531	37,109,978
*	API Group Corp.	211,782	8,403,510
	Apogee Enterprises, Inc.	23,480	929,808
	Applied Industrial Technologies, Inc.	42,933	14,820,901
	ArcBest Corp.	32,002	4,619,489
	Arcosa, Inc.	70,560	10,245,312
	Argan, Inc.	15,212	8,677,381
	Armstrong World Industries, Inc.	57,332	10,013,607
*	Art's-Way Manufacturing Co., Inc.	3,899	8,422
	Astec Industries, Inc.	28,117	1,424,407
#*	Astronics Corp. (ATRO US)	32,863	2,283,650
*	Astronics Corp. (ATROB US), Class B	19,277	1,330,499
*	ATI, Inc.	185,772	34,821,104
	Atkore, Inc.	61,884	4,515,057
	Atmus Filtration Technologies, Inc.	39,370	2,032,673

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Automatic Data Processing, Inc.	276,301	$73,623,164
#*	Avis Budget Group, Inc.	10,215	1,403,950
*	Axon Enterprise, Inc.	24,976	13,181,334
#	AZZ, Inc.	35,146	5,086,329
	Barrett Business Services, Inc.	29,493	1,151,407
	BGSF, Inc.	17,473	96,975
*	Bloom Energy Corp., Class A	177	36,428
#*	Blue Bird Corp.	32,213	2,396,325
*	BlueLinx Holdings, Inc.	8,572	464,774
#*	Boeing Co.	293,933	63,530,679
	Boise Cascade Co.	56,470	4,313,179
	Booz Allen Hamilton Holding Corp.	115,544	8,055,728
*	Bowman Consulting Group Ltd.	1,831	49,162
	Brady Corp., Class A	67,794	6,390,940
*	BrightView Holdings, Inc.	85,940	1,120,658
#	Brink's Co.	50,805	6,017,852
	Broadridge Financial Solutions, Inc.	77,537	11,936,821
*	Builders FirstSource, Inc.	194,534	12,924,839
	BWX Technologies, Inc.	115,982	19,566,163
#*	CACI International, Inc., Class A	36,024	17,930,946
*	Cadeler AS (CDLR US), ADR	4,571	103,807
#	Cadre Holdings, Inc.	24,457	754,009
#	Carlisle Cos., Inc.	46,864	16,867,291
	Carpenter Technology Corp.	75,127	39,040,497
	Carrier Global Corp.	471,222	29,126,232
#*	Casella Waste Systems, Inc., Class A	31,382	2,815,279
	Caterpillar, Inc.	395,971	322,641,131
#*	CBIZ, Inc.	26,669	1,468,929
#*	CECO Environmental Corp.	121,921	8,033,375
*	Centuri Holdings, Inc.	29,907	832,611
	CH Robinson Worldwide, Inc.	121,228	17,909,012
#*	Cimpress PLC	17,085	1,686,290
	Cintas Corp.	170,603	34,910,492
#*	Civeo Corp.	16,117	507,847
*	Clean Harbors, Inc.	97,410	30,477,641
#	CNH Industrial NV	1,045,489	10,716,262
	Columbus McKinnon Corp.	27,958	535,955
		Shares	Value†
INDUSTRIALS — (Continued)
	Comfort Systems USA, Inc.	28,647	$49,550,429
	CompX International, Inc.	5,126	145,117
*	Concrete Pumping Holdings, Inc.	40,204	391,185
*	Conduent, Inc.	167,510	262,991
#*	Construction Partners, Inc., Class A	46,525	4,808,359
	Copa Holdings SA, Class A	22,910	3,235,350
*	Copart, Inc.	303,332	8,833,028
*	Core & Main, Inc., Class A	142,458	6,263,878
*	Costamare Bulkers Holdings Ltd.	41,465	811,055
	Costamare, Inc.	249,679	3,889,999
	Covenant Logistics Group, Inc.	73,858	2,623,436
*»	CPI Aerostructures, Inc.	2,400	12,024
	CRA International, Inc.	13,210	2,364,986
	Crane Co.	66,290	14,150,263
#	CSW Industrials, Inc.	19,724	6,290,575
	CSX Corp.	1,531,212	77,173,085
	Cummins, Inc.	101,469	64,351,640
	Curtiss-Wright Corp.	37,136	26,886,464
*	Custom Truck One Source, Inc.	20,854	211,668
	Deere & Co.	172,280	102,105,188
	Delta Air Lines, Inc.	567,330	49,607,335
#	Deluxe Corp.	55,105	1,425,566
*	Distribution Solutions Group, Inc.	36,016	1,245,073
*	DLH Holdings Corp.	17,762	86,679
*	DNOW, Inc.	246,872	3,485,833
	Donaldson Co., Inc.	202,054	19,041,569
#	Douglas Dynamics, Inc.	33,855	1,494,021
	Dover Corp.	119,770	24,507,337
*	Ducommun, Inc.	28,421	5,087,927
	DuPont de Nemours, Inc.	84,381	11,560,197
*	DXP Enterprises, Inc.	18,046	2,833,583
*	Dycom Industries, Inc.	34,354	13,778,359
	Eastern Co.	10,629	252,120
#	Eaton Corp. PLC	173,614	72,084,533
	EMCOR Group, Inc.	36,444	29,061,539
	Emerson Electric Co.	239,422	35,870,204
*	Energy Focus, Inc.	3,712	11,322
*	Energy Recovery, Inc.	40,044	346,381
	Enerpac Tool Group Corp.	60,742	2,170,919
#	EnerSys	56,009	10,420,474
	Ennis, Inc.	33,077	721,079
	Enpro, Inc.	22,794	7,155,492

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Enviri Corp.	39,360	$873,005
	Equifax, Inc.	63,541	10,968,447
#	Esab Corp.	67,200	5,814,816
	ESCO Technologies, Inc.	44,193	13,933,611
	Espey Mfg. & Electronics Corp.	1,489	88,104
#*	Everus Construction Group, Inc.	67,329	8,445,076
	EVI Industries, Inc.	100	1,407
*	ExlService Holdings, Inc.	167,057	5,668,244
	Expeditors International of Washington, Inc.	196,003	32,906,944
	Exponent, Inc.	50,240	3,358,544
	Fastenal Co.	883,668	42,159,800
#	Federal Signal Corp.	69,987	8,744,876
	FedEx Corp.	207,996	63,937,970
*	Fedex Freight Holding Co., Inc.	103,998	14,614,839
	Ferguson Enterprises, Inc.	158,657	37,178,095
#	Flowserve Corp.	106,106	8,062,995
*	Fluence Energy, Inc.	7,058	98,318
*	Fluor Corp.	148,053	7,427,819
	Fortive Corp.	245,332	14,526,108
	Fortune Brands Innovations, Inc.	128,804	6,344,885
*	Franklin Covey Co.	13,297	285,221
	Franklin Electric Co., Inc.	51,229	5,364,701
*	FreightCar America, Inc.	4,172	33,251
#*	Frontier Group Holdings, Inc.	117,209	791,161
#	FTAI Aviation Ltd.	38,186	7,866,316
#	FTAI Infrastructure, Inc.	2,615	9,754
#*	FTI Consulting, Inc.	35,537	5,663,887
*	FuelCell Energy, Inc.	2,104	45,467
*	Gates Industrial Corp. Ltd.	136,636	3,823,075
	GATX Corp.	62,963	11,262,192
	GE Vernova, Inc.	87,535	86,685,035
#	Genco Shipping & Trading Ltd.	64,108	1,637,318
*	Gencor Industries, Inc.	17,443	248,388
*	Generac Holdings, Inc.	67,334	13,272,205
	General Dynamics Corp.	131,153	50,286,683
	General Electric Co.	350,629	126,250,984
	Genpact Ltd.	292,097	10,273,051
#*	Gibraltar Industries, Inc.	37,958	1,604,105
	Global Industrial Co.	39,446	1,409,800
		Shares	Value†
INDUSTRIALS — (Continued)
#	Gorman-Rupp Co.	45,308	$3,678,557
	Graco, Inc.	128,275	10,182,470
#*	Graham Corp.	11,938	1,144,854
#	Granite Construction, Inc.	57,914	7,005,857
	Greenbrier Cos., Inc.	44,435	2,188,424
	Griffon Corp.	60,536	5,216,387
*	GXO Logistics, Inc.	164,712	8,261,954
#*	Hayward Holdings, Inc.	213,543	3,230,906
*	Healthcare Services Group, Inc.	71,548	1,667,068
	Heartland Express, Inc.	32,196	393,757
	HEICO Corp. (HEI US)	28,002	9,978,793
	HEICO Corp. (HEIA US), Class A	34,159	8,788,428
	Helios Technologies, Inc.	37,299	2,905,965
#	Herc Holdings, Inc.	51,017	7,659,692
#	Hexcel Corp.	117,669	12,114,024
*	Hillman Solutions Corp.	155,432	1,223,250
	HireQuest, Inc.	1,136	14,677
#	HNI Corp.	59,213	2,665,177
*	Honeywell Aerospace, Inc.	183,289	37,893,168
	Honeywell International, Inc.	183,289	44,548,391
	Howmet Aerospace, Inc.	185,627	52,395,077
	Hub Group, Inc., Class A	87,153	4,055,229
	Hubbell, Inc.	62,586	29,575,014
	Huntington Ingalls Industries, Inc.	67,951	22,182,604
*	Hurco Cos., Inc.	6,927	144,359
*	Huron Consulting Group, Inc.	44,531	6,758,470
	Hyster-Yale, Inc.	14,752	493,159
*	IBEX Holdings Ltd.	825	29,156
	ICF International, Inc.	25,324	2,049,218
	IDEX Corp.	58,569	13,497,226
#*	IES Holdings, Inc.	16,492	12,278,954
	Illinois Tool Works, Inc.	209,372	60,079,295
#	Ingersoll Rand, Inc.	284,769	23,744,039
#*	Innodata, Inc.	20,089	1,262,192
*	Innovative Solutions & Support, Inc.	18,819	344,200
#	Insperity, Inc.	13,677	692,193
	Insteel Industries, Inc.	23,404	717,333
	Interface, Inc.	84,005	2,878,011
	ITT, Inc.	125,865	24,667,023
	Jacobs Solutions, Inc.	91,834	12,391,162
	JB Hunt Transport Services, Inc.	108,670	29,531,072

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	JetBlue Airways Corp.	317,007	$1,911,552
	Johnson Controls International PLC	429,175	62,942,805
#	Kadant, Inc.	13,833	4,253,648
	Karat Packaging, Inc.	2,625	105,630
	KBR, Inc.	245,783	8,998,116
	Kelly Services, Inc., Class A	32,147	477,061
	Kennametal, Inc.	92,060	3,127,278
	Kforce, Inc.	31,319	1,777,980
*	Kirby Corp.	91,815	12,040,619
	Knight-Swift Transportation Holdings, Inc.	262,535	18,254,059
	Korn Ferry	75,091	6,177,737
#*	Kratos Defense & Security Solutions, Inc.	224,693	10,470,694
*	L.B. Foster Co., Class A	19,519	802,816
	L3Harris Technologies, Inc.	112,435	31,151,241
	Landstar System, Inc.	56,527	9,879,224
#*	Legalzoom.com, Inc.	94,754	745,714
	Leidos Holdings, Inc.	125,058	14,456,705
	Lennox International, Inc.	32,010	13,312,319
	Leonardo DRS, Inc.	62,044	2,857,126
#*	Limbach Holdings, Inc.	15,171	1,087,761
#	Lincoln Electric Holdings, Inc.	71,248	18,617,815
#	Lindsay Corp.	15,041	1,666,844
#*	Liquidity Services, Inc.	49,831	1,942,412
#*	Loar Holdings, Inc.	24,873	1,702,557
	Lockheed Martin Corp.	185,891	108,326,121
	Louisiana-Pacific Corp.	100,741	7,296,671
	LSI Industries, Inc.	48,177	1,126,860
	Luxfer Holdings PLC	30,675	522,395
#*	Lyft, Inc., Class A	180,136	2,856,957
*	Manitowoc Co., Inc.	55,367	766,833
	ManpowerGroup, Inc.	11,134	583,644
	Marten Transport Ltd.	118,631	1,754,552
	Masco Corp.	170,498	12,187,197
*	MasTec, Inc.	98,161	25,826,159
*	Mastech Digital, Inc.	14,713	114,173
#*	Masterbrand, Inc.	227,843	1,879,705
*	Matrix Service Co.	40,462	469,359
#	Matson, Inc.	48,999	9,926,707
	Maximus, Inc.	79,392	4,783,368
*	Mayville Engineering Co., Inc.	30,534	783,808
	McGrath RentCorp	13,682	1,575,482
#*	Mercury Systems, Inc.	70,599	6,855,163
		Shares	Value†
INDUSTRIALS — (Continued)
*	Middleby Corp.	54,751	$7,313,639
*	Midera Food Processing, Inc.	54,751	2,625,310
	Miller Industries, Inc.	15,332	771,200
#	MillerKnoll, Inc.	64,731	1,457,742
*	Mistras Group, Inc.	24,943	379,383
*	Mobility Global, Inc.	114,228	2,327,967
*	Modine Manufacturing Co.	53,021	10,660,402
	Moog, Inc., Class A	40,753	15,887,557
#	MSA Safety, Inc.	45,062	8,573,947
#	MSC Industrial Direct Co., Inc., Class A	64,244	7,927,710
	Mueller Industries, Inc.	372,560	24,741,710
	Mueller Water Products, Inc., Class A	179,960	4,542,190
#*	MYR Group, Inc.	19,594	6,529,113
	National Presto Industries, Inc.	10,290	1,249,412
*	Nephros, Inc.	2,333	7,909
	NL Industries, Inc.	245,597	1,409,727
	Nordson Corp.	47,563	14,163,310
	Norfolk Southern Corp.	161,057	54,031,402
	Northrop Grumman Corp.	65,021	35,272,592
*	NPK International, Inc.	144,917	1,810,013
	nVent Electric PLC	218,795	33,657,235
*	NWPX Infrastructure, Inc.	14,566	1,792,783
#	Old Dominion Freight Line, Inc.	107,692	22,845,781
	Omega Flex, Inc.	6,370	187,660
#*	Onterris, Inc.	23,581	494,965
*	OPENLANE, Inc.	152,877	6,078,390
*	Optex Systems Holdings, Inc.	1,457	16,450
*	Orion Energy Systems, Inc.	1,012	10,221
*	Orion Group Holdings, Inc.	52,747	515,866
	Oshkosh Corp.	106,973	15,234,025
	Otis Worldwide Corp.	266,929	19,205,542
#	Owens Corning	164,827	22,894,470
	PACCAR, Inc.	417,696	55,419,905
*	PAMT Corp.	39,056	629,387
	Pangaea Logistics Solutions Ltd.	75,474	574,357
	Park Aerospace Corp..	28,858	978,286
	Parker-Hannifin Corp.	56,704	55,373,157
#	Park-Ohio Holdings Corp.	28,070	1,120,835
#*	Parsons Corp.	77,127	3,409,785
#	Paychex, Inc.	207,898	24,290,802

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Paycom Software, Inc.	36,043	$5,909,610
*	Paylocity Holding Corp.	34,710	4,786,335
	Pentair PLC	274,046	17,933,570
*	Perma-Fix Environmental Services, Inc.	9,203	152,770
*	Perma-Pipe International Holdings, Inc.	8,588	207,400
#	Pitney Bowes, Inc.	84,335	1,478,393
*	Planet Labs PBC	45,823	938,455
#*	Plug Power, Inc.	1,171,607	2,413,510
#	Powell Industries, Inc.	39,675	8,279,379
*	Power Solutions International, Inc.	23,052	636,466
#	Preformed Line Products Co.	10,082	3,599,072
	Primoris Services Corp.	97,174	8,202,457
*	Proto Labs, Inc.	34,869	2,616,918
#	Quad/Graphics, Inc.	78,661	817,288
	Quanex Building Products Corp.	3,131	55,857
#	Quanta Services, Inc.	43,279	28,882,673
#*	QXO, Inc.	412,457	5,485,678
*	Radiant Logistics, Inc.	76,452	629,964
*	RBC Bearings, Inc.	30,806	16,983,656
*	RCM Technologies, Inc.	10,846	306,833
	Regal Rexnord Corp.	116,184	23,844,442
	Republic Services, Inc.	156,836	33,021,820
*	Resideo Technologies, Inc.	217,232	7,451,058
#	Robert Half, Inc.	65,070	2,459,646
*	Rocket Lab Corp.	84,270	5,473,337
	Rockwell Automation, Inc.	89,828	43,124,626
	Rollins, Inc.	305,622	11,604,467
	RTX Corp.	782,005	168,303,116
#	Rush Enterprises, Inc. (RUSHA US), Class A	101,874	8,128,526
	Rush Enterprises, Inc. (RUSHB US), Class B	8,203	637,619
#*	RXO, Inc.	163,181	3,304,415
#	Ryder System, Inc.	117,115	30,030,628
*	Saia, Inc.	23,194	8,062,930
	Schneider National, Inc., Class B	84,586	3,023,104
#	Science Applications International Corp.	106,239	12,443,774
	Sensata Technologies Holding PLC	125,491	5,808,978
		Shares	Value†
INDUSTRIALS — (Continued)
*	Shoals Technologies Group, Inc., Class A	158,831	$1,388,183
*	SIFCO Industries, Inc.	3,251	83,811
	Simpson Manufacturing Co., Inc.	47,717	8,958,390
*	SiteOne Landscape Supply, Inc.	61,370	5,795,783
*	SkyWest, Inc.	69,236	7,406,175
	Snap-on, Inc.	60,102	24,666,462
	Southwest Airlines Co.	534,671	24,044,155
*	SPX Technologies, Inc.	54,810	12,037,372
	SS&C Technologies Holdings, Inc.	199,999	15,409,923
#*	StandardAero, Inc.	110,924	3,251,182
#	Standex International Corp.	13,075	3,876,738
	Stanley Black & Decker, Inc.	111,297	10,526,470
*	Star Equity Holdings, Inc.	9,838	105,463
*	Sterling Infrastructure, Inc.	32,097	19,154,527
*	Sunrun, Inc.	191,240	1,876,064
*	Symbotic, Inc.	5,013	215,810
	TaskUS, Inc., Class A	41,945	254,606
#*	Taylor Devices, Inc.	3,116	159,944
*	Team, Inc.	158	2,749
*	TechPrecision Corp.	875	4,130
#	Tecnoglass Holdings, Inc.	51,080	2,218,915
*	Tecogen, Inc.	5,324	17,676
#	Tennant Co.	16,927	1,422,376
#	Terex Corp.	178,287	11,203,555
	Tetra Tech, Inc.	300,592	9,967,631
	Textron, Inc.	189,605	16,165,722
*	TIC Solutions, Inc.	93,154	680,956
	Timken Co.	122,501	16,850,013
*	Titan International, Inc.	95,454	689,178
#*	Titan Machinery, Inc.	28,528	484,691
	Toro Co.	140,852	12,940,073
	Trane Technologies PLC	102,008	46,408,540
#*	Transcat, Inc.	13,668	1,166,837
	TransDigm Group, Inc.	21,929	27,507,299
#	TransUnion	153,392	12,059,679
*	Trex Co., Inc.	123,443	5,352,488
	TriNet Group, Inc.	31,777	2,091,880
	Trinity Industries, Inc.	138,424	4,324,366
*	TrueBlue, Inc.	2,660	18,833
*	TTEC Holdings, Inc.	7,223	17,985
	Tutor Perini Corp.	95,168	7,970,320

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Twin Disc, Inc.	6,300	$143,703
*	Uber Technologies, Inc.	416,151	29,280,384
#	UFP Industries, Inc.	83,813	7,269,940
#*	U-Haul Holding Co. (UHAL US)	14,594	1,034,861
	U-Haul Holding Co. (UHAL/B US)	268,808	16,822,005
#	UL Solutions, Inc., Class A	21,586	1,978,141
*	Ultralife Corp.	46,900	243,411
	UniFirst Corp.	20,281	5,941,927
#	Union Pacific Corp.	360,082	105,190,755
*	United Airlines Holdings, Inc.	370,452	44,946,941
	United Parcel Service, Inc., Class B	313,810	32,705,278
	United Rentals, Inc.	73,431	79,251,141
#	Universal Logistics Holdings, Inc.	26,587	355,734
#*	Upwork, Inc.	99,946	915,505
*	V2X, Inc.	34,149	3,081,606
	Valmont Industries, Inc.	31,377	15,114,301
	Veralto Corp.	115,582	10,884,357
	Verisk Analytics, Inc.	85,774	16,713,064
	Vertiv Holdings Co., Class A	164,767	39,802,764
*	Vestis Corp.	9,597	138,773
*	Vicor Corp.	27,067	5,612,884
	Virco Mfg. Corp.	24,607	148,872
#	VSE Corp.	25,241	4,906,598
#	Wabash National Corp.	48,898	614,159
#	Waste Management, Inc.	308,977	69,998,739
#	Watsco, Inc. (WSO US)	24,193	7,482,895
#»	Watsco, Inc. (WSO/B US), Class B	2,268	729,752
	Watts Water Technologies, Inc., Class A	31,544	10,907,600
#	Werner Enterprises, Inc.	99,801	3,734,553
	WESCO International, Inc.	72,551	24,920,543
	Westinghouse Air Brake Technologies Corp.	143,318	41,685,473
*	Willdan Group, Inc.	16,225	1,111,899
#	Willis Lease Finance Corp.	17,448	1,244,566
#	WillScot Holdings Corp.	393,813	9,561,780
	Woodward, Inc.	85,414	30,813,100
		Shares	Value†
INDUSTRIALS — (Continued)
	Worthington Enterprises, Inc.	71,281	$4,006,705
	WW Grainger, Inc.	42,192	58,318,626
#*	XPO, Inc.	171,972	34,561,213
	Xylem, Inc.	152,663	17,856,991
	Zurn Elkay Water Solutions Corp., Class C	83,739	4,229,657
TOTAL INDUSTRIALS			5,274,611,353
INFORMATION TECHNOLOGY — (28.0%)
	A10 Networks, Inc.	69,031	2,041,247
	Accenture PLC, Class A	364,034	60,400,521
*	ACI Worldwide, Inc.	123,050	7,054,456
*	ACM Research, Inc., Class A	33,096	2,597,043
#	Adeia, Inc.	148,227	3,950,250
*	Adobe, Inc.	215,642	53,998,913
*	ADTRAN Holdings, Inc.	55,927	475,939
	Advanced Energy Industries, Inc.	41,427	11,993,945
*	Advanced Micro Devices, Inc.	352,712	167,943,819
*	Agilysys, Inc.	6,628	697,000
*	Akamai Technologies, Inc.	146,922	16,922,476
*	Alarm.com Holdings, Inc.	44,070	2,412,832
#*	Allegro MicroSystems, Inc.	19,290	800,535
#*	Alpha & Omega Semiconductor Ltd.	42,459	1,347,649
#*	Ambarella, Inc.	44,733	3,847,038
#	Amdocs Ltd.	122,393	6,819,738
	Amkor Technology, Inc.	454,930	22,687,359
#	Amphenol Corp., Class A	596,382	95,838,587
*	Amtech Systems, Inc.	18,946	290,632
	Analog Devices, Inc.	179,571	65,976,181
#*	Appfolio, Inc., Class A	6,447	1,161,685
	Apple, Inc.	7,259,854	2,242,641,499
	Applied Materials, Inc.	309,132	156,937,042
#*	AppLovin Corp., Class A	96,950	38,382,505
*	Arista Networks, Inc.	277,188	49,990,856
*	Arlo Technologies, Inc.	6,951	102,319
*	Arrow Electronics, Inc.	90,430	19,584,425
*	Astera Labs, Inc.	10,074	3,135,331
*	AstroNova, Inc.	10,455	302,672
*	Atlassian Corp., Class A	26,318	2,658,513

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Aurora Innovation, Inc.	511,854	$3,301,458
*	Autodesk, Inc.	115,623	27,078,907
*	AvePoint, Inc.	75,915	989,172
*	Aviat Networks, Inc.	18,469	378,245
	Avnet, Inc.	154,978	13,768,246
*	Aware, Inc.	25,700	30,840
#*	Axcelis Technologies, Inc.	46,130	6,014,429
*	Backblaze, Inc., Class A	2,666	36,578
#	Badger Meter, Inc.	26,800	3,600,580
	Bel Fuse, Inc. (BELFA US), Class A	172	38,378
#	Bel Fuse, Inc. (BELFB US), Class B	14,364	3,906,577
#	Belden, Inc.	45,232	5,611,030
#	Benchmark Electronics, Inc.	53,369	4,257,245
#	Bentley Systems, Inc., Class B	56,465	2,001,120
*	Bill Holdings, Inc.	89,617	4,044,415
*	BK Technologies Corp.	460	36,800
#*	Blackbaud, Inc.	26,883	1,150,592
#*	Box, Inc., Class A	95,373	3,009,018
#	Broadcom, Inc.	1,721,064	669,975,794
*	Cadence Design Systems, Inc.	71,594	24,343,392
*	Calix, Inc.	68,625	2,463,637
	CDW Corp.	121,804	18,003,849
*	Cerence, Inc.	35,848	305,425
*	CEVA, Inc.	32,444	1,059,297
*	Ciena Corp.	266,377	100,437,448
#*	Cipher Digital, Inc.	17,984	401,403
#*	Cirrus Logic, Inc.	58,733	7,597,114
	Cisco Systems, Inc.	2,518,417	292,111,188
#*	Cleanspark, Inc.	269,697	3,711,031
	Clear Secure, Inc., Class A	57,033	3,150,503
#*	Clearfield, Inc.	15,439	467,184
#	Climb Global Solutions, Inc.	19,456	521,615
#*	Cloudflare, Inc., Class A	49,127	13,705,450
*	Coda Octopus Group, Inc.	10,231	103,742
	Cognex Corp.	118,804	7,750,773
#	Cognizant Technology Solutions Corp., Class A	323,011	17,878,659
*	Coherent Corp.	167,372	44,000,425
*	Cohu, Inc.	60,055	2,882,039
*	Comtech Telecommunications Corp.	14,395	24,184
*	Consensus Cloud Solutions, Inc.	18,918	688,615
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	CoreWeave, Inc., Class A	28,449	$2,041,785
	Corning, Inc.	481,047	66,504,748
#*	Corsair Gaming, Inc.	36,773	390,162
*	CPI Card Group, Inc.	1,323	27,876
*	CPS Technologies Corp.	5,878	23,042
#	Crane NXT Co.	82,611	4,291,641
*	Credo Technology Group Holding Ltd.	107,108	22,170,285
*	Crexendo, Inc.	2,746	18,892
*	Crowdstrike Holdings, Inc., Class A	85,280	16,276,541
*	CS Disco, Inc.	20,700	80,730
	CSP, Inc.	12,078	95,537
	CTS Corp.	41,797	2,680,024
*	CVD Equipment Corp.	2,900	20,909
#*	Daily Journal Corp.	1,274	747,965
#*	Daktronics, Inc.	80,295	1,587,432
*	Data I/O Corp.	1,413	4,013
*	Datadog, Inc., Class A	59,682	15,992,986
	Dell Technologies, Inc., Class C	147,343	59,728,432
#*	Diebold Nixdorf, Inc.	10,346	761,362
#*	Digi International, Inc.	55,131	3,843,733
#*	Digital Turbine, Inc.	77,088	621,329
#*	DigitalOcean Holdings, Inc.	57,174	6,717,945
*	Diodes, Inc.	66,733	5,493,461
*	Docusign, Inc.	135,032	7,403,805
#	Dolby Laboratories, Inc., Class A	95,062	5,590,596
*	Dropbox, Inc., Class A	161,934	5,272,571
#*	DXC Technology Co.	30,027	337,503
*	Dynatrace, Inc.	177,559	7,869,415
*	Eastman Kodak Co.	59,640	500,976
*	eGain Corp.	4,291	29,265
#*	Enphase Energy, Inc.	60,191	2,259,570
#	Entegris, Inc.	124,876	14,866,488
*	EPAM Systems, Inc.	28,560	3,014,794
#	ePlus, Inc.	38,037	3,514,999
*	Everforth, Inc.	57,302	1,629,669
*	Everpure, Inc., Class A	219,289	16,922,532
*	Everspin Technologies, Inc.	13,497	196,111
*	F5, Inc.	81,639	32,865,412
*	Fabrinet	42,047	18,307,684
#*	Fair Isaac Corp.	11,705	13,144,364
#*	Fastly, Inc., Class A	96,306	2,182,294
*	First Solar, Inc.	118,308	24,966,537
*	Flex Ltd.	491,273	55,882,304
*	FormFactor, Inc.	113,062	12,007,184
*	Fortinet, Inc.	314,314	50,903,152

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Frequency Electronics, Inc.	25,787	$1,494,872
#*	Gartner, Inc.	59,236	8,945,821
#	Gen Digital, Inc.	525,234	14,417,673
	GLOBALFOUNDRIES, Inc.	300	14,997
*	Globant SA	3,759	137,579
*	GoDaddy, Inc., Class A	96,685	7,999,717
#*	Grid Dynamics Holdings, Inc.	55,350	381,361
*	Guidewire Software, Inc.	61,761	9,383,966
#	Hackett Group, Inc.	28,011	300,278
*	Harmonic, Inc.	165,481	1,911,306
	Hewlett Packard Enterprise Co.	1,228,466	58,843,521
#	HP, Inc.	730,980	19,933,825
*	HubSpot, Inc.	12,544	2,977,444
#*	I3 Verticals, Inc., Class A	22,060	464,584
*	Ichor Holdings Ltd.	42,341	3,187,007
*	Identiv, Inc.	21,759	57,444
	Information Services Group, Inc.	35,495	147,659
*	Inseego Corp.	2,894	20,345
*	Insight Enterprises, Inc.	37,468	4,830,749
*	Intel Corp.	1,176,953	106,161,161
*	Intellicheck, Inc.	2,198	7,935
#	InterDigital, Inc.	52,968	16,145,971
	International Business Machines Corp.	581,076	129,957,647
*	inTEST Corp.	18,787	232,019
	Intuit, Inc.	93,442	29,534,213
#*	IPG Photonics Corp.	41,807	3,556,103
#*	Itron, Inc.	86,456	8,616,205
	Jabil, Inc.	107,489	33,864,409
*	JFrog Ltd.	86,639	6,912,926
*	Key Tronic Corp.	11,279	44,439
*	Keysight Technologies, Inc.	131,770	42,045,172
*	Kimball Electronics, Inc.	32,710	808,918
	KLA Corp.	657,980	120,291,904
*	Knowles Corp.	250,585	9,168,905
	Kulicke & Soffa Industries, Inc.	56,061	5,000,641
*	KVH Industries, Inc.	19,953	184,765
#*	Kyndryl Holdings, Inc.	122,959	1,666,094
	Lam Research Corp.	595,341	174,446,820
*	Lantronix, Inc.	49,076	264,029
#*	Lattice Semiconductor Corp.	61,943	7,697,657
*	LGL Group, Inc.	1,687	11,640
	Littelfuse, Inc.	34,202	15,121,730
*	Lumentum Holdings, Inc.	49,437	35,295,052
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MACOM Technology Solutions Holdings, Inc.	24,157	$6,074,036
*	Manhattan Associates, Inc.	47,027	8,999,087
	Marvell Technology, Inc.	230,985	43,323,547
	Methode Electronics, Inc.	737	10,311
	Microchip Technology, Inc.	338,294	25,131,861
	Micron Technology, Inc.	449,454	369,914,126
	Microsoft Corp.	3,467,858	1,611,582,970
#*	Mirion Technologies, Inc.	171,453	2,568,366
#*	Mitek Systems, Inc.	63,750	1,064,625
	MKS, Inc.	25,727	7,652,496
*	MongoDB, Inc.	48,829	16,478,811
	Monolithic Power Systems, Inc.	15,938	22,728,066
	Motorola Solutions, Inc.	85,717	37,351,183
*	M-Tron Industries, Inc.	843	69,446
	Napco Security Technologies, Inc.	35,917	1,331,802
#*	NCR Voyix Corp.	33,034	273,191
	NetApp, Inc.	198,762	35,479,017
*	NETGEAR, Inc.	51,441	1,242,815
*	NetScout Systems, Inc.	81,145	3,300,167
*	NetSol Technologies, Inc.	3,138	13,525
*	nLight, Inc.	53,000	3,646,400
*	Nortech Systems, Inc.	1,100	14,894
#*	Novanta, Inc.	37,575	5,356,316
*	Nutanix, Inc., Class A	24,462	1,443,503
	NVE Corp.	4,912	571,118
	NVIDIA Corp.	11,734,560	2,355,712,809
	NXP Semiconductors NV	165,025	37,817,129
*	Okta, Inc.	118,959	16,883,851
*	ON Semiconductor Corp.	400,000	32,644,000
*	One Stop Systems, Inc.	6,664	81,501
#	OneSpan, Inc.	45,641	706,523
*	Onto Innovation, Inc.	49,000	12,670,420
*	Ooma, Inc.	15,345	333,754
#*	Optical Cable Corp.	3,696	54,923
	Oracle Corp.	840,214	109,118,592
#*	OSI Systems, Inc.	24,766	5,482,945
#*	Ouster, Inc.	3,011	117,459
*	Palantir Technologies, Inc., Class A	598,388	73,637,627
*	Palo Alto Networks, Inc.	175,795	58,334,055

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	PC Connection, Inc.	44,568	$3,731,233
*	PDF Solutions, Inc.	42,635	1,965,047
#	Pegasystems, Inc.	106,672	3,258,830
*	Penguin Solutions, Inc.	99,545	5,239,053
*	Photronics, Inc.	249,607	7,560,596
*	Plexus Corp.	28,874	7,257,191
#*	Porch Group, Inc.	18,315	264,652
#	Power Integrations, Inc.	58,556	3,554,935
#*	Progress Software Corp.	81,080	3,291,037
*	PTC, Inc.	52,785	7,242,102
#*	Q2 Holdings, Inc.	25,988	1,581,890
	Qnity Electronics, Inc.	100,095	13,130,462
*	Qorvo, Inc.	100,716	9,121,848
	QUALCOMM, Inc.	799,925	118,076,929
#*	Qualys, Inc.	42,629	6,170,548
	Ralliant Corp.	117,934	7,709,346
*	Rambus, Inc.	126,395	11,505,737
*	Red Violet, Inc.	9,069	629,207
*	Research Solutions, Inc.	4,309	9,480
*	RF Industries Ltd.	9,040	111,373
*	Ribbon Communications, Inc.	102,669	219,712
#	Richardson Electronics Ltd.	21,352	390,528
#*	Rimini Street, Inc.	4,487	21,582
#	RingCentral, Inc., Class A	42,221	2,348,332
#*	Riot Platforms, Inc.	300,094	6,052,896
*	Rogers Corp.	22,684	2,800,793
	Roper Technologies, Inc.	41,605	16,307,912
#*	SailPoint, Inc.	41,273	692,148
	Salesforce, Inc.	261,735	48,164,475
#*	Samsara, Inc., Class A	83,561	3,114,318
*	Sandisk Corp.	64,796	78,716,125
*	Sanmina Corp.	61,483	11,408,785
#*	ScanSource, Inc.	31,568	1,787,380
	Seagate Technology Holdings PLC	135,633	116,119,480
*	Semtech Corp.	8,823	1,039,526
*	SentinelOne, Inc., Class A	230,160	4,386,850
*	ServiceNow, Inc.	176,631	19,646,666
*	Silicon Laboratories, Inc.	26,362	5,733,735
*	SiTime Corp.	7,770	4,158,504
#	Skyworks Solutions, Inc.	130,995	8,158,369
*	Snowflake, Inc.	47,465	13,920,535
*	SolarEdge Technologies, Inc.	1,831	75,437
*	Sono-Tek Corp.	1,304	6,742
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Sprinklr, Inc., Class A	49,687	$316,009
*	SPS Commerce, Inc.	4,949	363,207
*	Super Micro Computer, Inc.	26,126	741,978
#*	Synaptics, Inc.	47,161	5,061,319
*	Synopsys, Inc.	38,692	15,041,902
	TD SYNNEX Corp.	92,805	23,730,238
	TE Connectivity PLC	181,858	37,406,372
*	Teledyne Technologies, Inc.	34,282	22,474,251
*	Telos Corp.	13,385	59,429
#*	Teradata Corp.	64,411	1,996,097
	Teradyne, Inc.	110,024	40,454,725
	Texas Instruments, Inc.	662,461	182,666,996
*	Trimble, Inc.	199,370	11,280,355
*	Trio-Tech International	3,050	30,439
*	TTM Technologies, Inc.	215,980	24,932,731
*	Tucows, Inc., Class A	1,915	29,568
*	Turtle Beach Corp.	5,485	67,191
*	Twilio, Inc., Class A	189,660	37,429,401
*	Tyler Technologies, Inc.	19,177	5,937,199
#*	UiPath, Inc., Class A	253,006	3,228,357
*	Ultra Clean Holdings, Inc.	51,542	4,293,964
*	Unity Software, Inc.	270,655	8,582,470
#	Universal Display Corp.	42,232	3,385,317
#*	Veeco Instruments, Inc.	70,314	3,515,700
	VeriSign, Inc.	59,632	17,294,473
*	Vertex, Inc., Class A	16,257	209,878
*	Viant Technology, Inc., Class A	2,954	34,769
#*	Viasat, Inc.	30,242	2,326,517
*	Viavi Solutions, Inc.	253,597	9,370,409
*	VirnetX Holding Corp.	497	6,461
#	Vishay Intertechnology, Inc.	134,257	4,594,275
*	Vishay Precision Group, Inc.	15,664	1,441,871
#	Vistance Networks, Inc.	81,116	952,302
#	Vontier Corp.	159,337	5,119,498
	Western Digital Corp.	246,953	134,549,872
*	WidePoint Corp.	4,900	49,833
*	Workday, Inc., Class A	34,370	5,510,886
*	Xperi, Inc.	4,694	36,191
*	Yext, Inc.	83,448	455,626
#*	Zebra Technologies Corp., Class A	38,403	11,283,569
#*	Zeta Global Holdings Corp., Class A	137,330	2,966,328

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zoom Communications, Inc.	167,231	$16,065,882
*	Zscaler, Inc.	33,761	5,104,663
TOTAL INFORMATION TECHNOLOGY			11,822,402,073
MATERIALS — (2.8%)
	AdvanSix, Inc.	28,839	578,510
	Air Products & Chemicals, Inc.	96,372	28,419,139
	Albemarle Corp.	83,763	9,853,879
	Alcoa Corp.	203,319	9,202,218
#*	Alpha Metallurgical Resources, Inc.	16,049	2,201,281
*	Alto Ingredients, Inc.	10,214	48,619
#	Amcor PLC	525,673	23,592,204
*	American Battery Technology Co.	17,463	36,498
*	American Biltrite, Inc.	7	7
*	American Vanguard Corp.	17,133	40,948
*	Ampco-Pittsburgh Corp.	3,606	28,992
	AptarGroup, Inc.	87,908	11,776,156
	Ardagh Metal Packaging SA	56,441	266,966
*	Arq, Inc.	36,632	72,165
*	Ascent Industries Co.	10,249	158,552
	Ashland, Inc.	51,213	3,718,576
	Avery Dennison Corp.	90,910	15,430,154
	Avient Corp.	90,857	3,299,926
*	Axalta Coating Systems Ltd.	271,124	9,708,950
	Balchem Corp.	34,945	5,855,209
	Ball Corp.	240,231	15,590,992
	Cabot Corp.	104,656	9,211,821
#	Caledonia Mining Corp. PLC	13,614	250,361
	Celanese Corp.	100,916	4,512,964
#*	Century Aluminum Co.	124,362	5,567,687
	CF Industries Holdings, Inc.	303,348	37,976,136
	Chemours Co.	87,111	1,446,914
#*	Clearwater Paper Corp.	186,488	3,921,843
*	Cleveland-Cliffs, Inc.	393,231	4,530,021
	Coeur Mining, Inc. CDE US	584,365	8,712,882
	Commercial Metals Co.	236,452	16,248,981
*	Compass Minerals International, Inc.	38,740	1,136,632
*	Core Molding Technologies, Inc.	11,422	269,102
	Corteva, Inc.	500,354	39,382,863
		Shares	Value†
MATERIALS — (Continued)
	CRH PLC (CRHCF US)	241,120	$22,908,811
#	Crown Holdings, Inc.	194,990	22,979,572
*	Dakota Gold Corp.	62,653	284,445
	Dow, Inc.	389,993	11,812,888
#	Eagle Materials, Inc.	58,559	12,001,081
#	Eastman Chemical Co.	102,726	7,185,684
	Ecolab, Inc.	115,844	32,161,770
*	Ecovyst, Inc.	107,718	1,299,079
	Element Solutions, Inc.	233,693	8,583,544
*	Flexible Solutions International, Inc.	2,175	10,962
#*	Flotek Industries, Inc.	39,547	930,936
	FMC Corp.	8,698	93,156
	Fortitude Gold Corp.	38,385	183,480
	Freeport-McMoRan, Inc.	898,463	56,270,738
	Friedman Industries, Inc.	9,041	300,613
#	Graphic Packaging Holding Co.	346,681	3,719,887
	Greif, Inc. (GEF US), Class A	56,305	4,873,198
#	Greif, Inc. (GEF/B US), Class B	12,571	1,363,702
	Hawkins, Inc.	24,044	3,078,353
	HB Fuller Co.	72,324	3,999,517
#	Hecla Mining Co.	607,740	8,581,289
	Huntsman Corp.	160,724	1,568,666
*	Ingevity Corp.	43,980	3,215,378
	Innospec, Inc.	32,194	2,768,040
#	International Flavors & Fragrances, Inc.	155,186	12,293,835
#	International Paper Co.	352,994	14,412,745
*	Intrepid Potash, Inc.	16,241	551,544
*	James Hardie Industries PLC	28,195	741,247
	Kaiser Aluminum Corp.	17,878	2,854,759
#*	Knife River Corp.	85,853	6,281,864
#	Koppers Holdings, Inc.	29,486	1,445,404
	Kronos Worldwide, Inc.	54,176	326,140
	Linde PLC	225,284	107,771,360
*	LSB Industries, Inc.	96,268	1,047,396
	LyondellBasell Industries NV, Class A	202,477	12,569,772
	Martin Marietta Materials, Inc.	49,504	25,996,531
	Materion Corp.	29,828	6,288,936
	Mativ Holdings, Inc.	59,470	519,173
#*	McEwen, Inc.	42,624	736,969
*	Metallus, Inc.	60,053	1,208,266

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Minerals Technologies, Inc.	39,958	$3,046,398
	Mosaic Co.	271,568	6,007,084
#*	MP Materials Corp.	58,305	2,412,078
	Myers Industries, Inc.	48,943	1,671,893
	NewMarket Corp.	13,839	11,765,364
	Newmont Corp.	619,239	58,028,887
*	Nexa Resources SA	13,008	167,153
	Northern Technologies International Corp.	15,000	120,300
	Nucor Corp.	264,924	68,162,296
*	O-I Glass, Inc.	27,628	197,540
#	Olin Corp.	263,278	4,873,276
	Packaging Corp. of America	116,601	28,665,190
*	Perimeter Solutions, Inc.	75,499	2,311,024
	PPG Industries, Inc.	187,815	20,757,314
#	Quaker Chemical Corp.	12,016	1,928,808
#*	Ramaco Resources, Inc. (METC US), Class A	59,277	543,570
*	Ramaco Resources, Inc. (METCB US), Class B	1,933	12,584
*	Ranpak Holdings Corp.	33,442	171,223
*	Rayonier Advanced Materials, Inc.	74,420	666,059
	Reliance, Inc.	85,810	34,847,441
††	Resolute Forest Products, Inc.	163,412	43,517
	Royal Gold, Inc.	91,793	18,207,142
	RPM International, Inc.	154,445	16,536,426
	Ryerson Holding Corp.	118,524	3,293,782
	Scotts Miracle-Gro Co.	33,509	2,200,871
	Sensient Technologies Corp.	48,894	6,046,721
	Sherwin-Williams Co.	136,171	46,413,885
#	Silgan Holdings, Inc.	198,440	7,933,631
*	Smith-Midland Corp.	324	8,792
	Smurfit Westrock PLC	286,886	13,188,149
	Solstice Advanced Materials, Inc.	91,644	5,514,219
#	Sonoco Products Co.	106,841	6,021,559
#	Southern Copper Corp.	60,689	11,088,487
	Steel Dynamics, Inc.	282,821	71,061,604
	Stepan Co.	27,385	1,756,474
	SunCoke Energy, Inc.	92,125	781,220
#	Sylvamo Corp.	45,297	1,694,561
*	Tredegar Corp.	44,013	334,059
	TriMas Corp.	57,794	2,307,714
		Shares	Value†
MATERIALS — (Continued)
#	Tronox Holdings PLC	180,037	$1,051,416
#	U.S. Lime & Minerals, Inc.	38,873	4,287,692
	Vulcan Materials Co.	115,142	30,923,687
#	Warrior Met Coal, Inc.	117,737	9,349,495
	Westlake Corp.	56,735	3,999,818
	Worthington Steel, Inc.	73,093	2,632,079
TOTAL MATERIALS			1,191,301,360
REAL ESTATE — (0.2%)
*	AMREP Corp.	6,773	157,405
*	CBRE Group, Inc., Class A	268,076	39,356,238
*	CKX Lands, Inc.	743	8,054
*	Comstock Holding Cos., Inc.	3,056	43,090
*	CoStar Group, Inc.	177,750	5,112,090
*	Cushman & Wakefield Ltd.	223,061	2,993,479
*	Douglas Elliman, Inc.	46,367	78,360
*	Five Point Holdings LLC, Class A	70,034	363,476
*	Forestar Group, Inc.	47,517	1,337,604
#*	FRP Holdings, Inc.	22,294	497,602
*	Howard Hughes Holdings, Inc.	71,730	4,584,982
*	Jones Lang LaSalle, Inc.	74,364	26,401,451
*»	JW Mays, Inc.	900	35,311
	Marcus & Millichap, Inc.	37,625	1,156,969
*	Maui Land & Pineapple Co., Inc.	7,480	129,703
	Newmark Group, Inc., Class A	183,514	2,751,792
*	RE/MAX Holdings, Inc., Class A	16,120	146,047
	RMR Group, Inc., Class A	1,407	26,789
#*	Seaport Entertainment Group, Inc.	16,634	436,310
	St. Joe Co.	66,460	4,136,470
*	Stratus Properties, Inc.	5,653	110,799
#*	Tejon Ranch Co.	30,042	508,611
#*	Zillow Group, Inc. (Z US), Class C	133,735	4,555,014
#*	Zillow Group, Inc. (ZG US), Class A	58,679	2,035,574
TOTAL REAL ESTATE			96,963,220
UTILITIES — (2.2%)
	AES Corp.	445,524	6,540,292
#	Alliant Energy Corp.	236,759	16,757,802

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Ameren Corp.	170,766	$18,717,661
	American Electric Power Co., Inc.	250,917	32,079,738
	American States Water Co.	39,541	3,386,291
#	American Water Works Co., Inc.	123,938	16,628,761
	Artesian Resources Corp., Class A	8,895	305,543
	Atmos Energy Corp.	101,357	17,512,462
	Avista Corp.	85,625	3,463,531
#	Black Hills Corp.	55,728	3,968,391
	California Water Service Group	60,013	3,007,251
#	CenterPoint Energy, Inc.	432,065	18,164,013
#	Chesapeake Utilities Corp.	23,953	3,180,479
#	Clearway Energy, Inc. (CWEN US), Class C	98,314	3,119,503
#	CMS Energy Corp.	240,098	17,284,655
	Consolidated Edison, Inc.	199,672	21,734,297
	Consolidated Water Co. Ltd.	16,044	468,485
	Constellation Energy Corp.	153,456	40,320,564
#	Dominion Energy, Inc.	283,960	19,641,513
	DTE Energy Co.	122,301	17,350,843
	Duke Energy Corp.	364,895	45,768,780
	Edison International	172,838	12,681,124
	Entergy Corp.	262,726	28,274,572
#	Essential Utilities, Inc.	219,673	8,753,969
	Evergy, Inc.	184,147	15,286,043
	Eversource Energy	235,258	16,842,120
	Exelon Corp.	445,235	20,400,668
#	FirstEnergy Corp.	370,374	17,892,768
	Genie Energy Ltd., Class B	49,203	684,414
	H2O America	31,550	1,934,962
*	Hallador Energy Co.	40,898	581,570
*	Hawaiian Electric Industries, Inc.	79,096	1,021,920
#	IDACORP, Inc.	70,882	10,129,747
#	MDU Resources Group, Inc.	299,729	5,979,594
#	MGE Energy, Inc.	37,827	3,008,381
	Middlesex Water Co.	18,468	1,058,216
	National Fuel Gas Co.	76,220	6,273,668
#	New Jersey Resources Corp.	139,233	8,060,198
#	NextEra Energy, Inc.	957,284	83,207,125
#	NiSource, Inc.	316,562	14,064,850
	Northwest Natural Holding Co.	28,983	1,417,848
		Shares	Value†
UTILITIES — (Continued)
	Northwestern Energy Group, Inc.	51,221	$3,520,932
#	NRG Energy, Inc.	297,968	40,014,123
	OGE Energy Corp.	219,381	10,387,690
	ONE Gas, Inc.	60,423	4,691,846
#	Ormat Technologies, Inc.	87,585	8,546,544
#	Otter Tail Corp.	44,316	3,918,421
#	PG&E Corp.	688,575	11,967,434
#	Pinnacle West Capital Corp.	99,372	10,035,578
	Portland General Electric Co.	120,995	5,968,683
	PPL Corp.	267,021	9,401,809
	Public Service Enterprise Group, Inc.	300,038	23,006,914
*	Pure Cycle Corp.	31,214	328,059
	RGC Resources, Inc.	7,658	163,881
	Sempra	295,714	26,185,475
	Southern Co.	522,350	49,382,969
	Southwest Gas Holdings, Inc.	58,444	5,224,894
	Spire, Inc.	56,789	4,535,170
*	Talen Energy Corp.	13,640	4,557,124
	UGI Corp.	143,715	5,190,986
	Unitil Corp.	18,042	973,186
	Vistra Corp.	677,453	100,391,760
#	WEC Energy Group, Inc.	187,263	20,490,318
#	Xcel Energy, Inc.	324,279	25,358,618
	York Water Co.	13,707	424,506
TOTAL UTILITIES			941,621,532
TOTAL COMMON STOCKS			40,964,639,863
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*»	GameStop Corp. Warrants 10/30/2026	7,862	14,938
INFORMATION TECHNOLOGY — (0.0%)
*	LGL Group, Inc. Rights	1,687	0
TOTAL RIGHTS/WARRANTS			14,938
TOTAL INVESTMENT SECURITIES (Cost $10,527,659,034)			40,964,654,801

SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	77,730,461	899,108,244

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	374,786,258	$374,786,258
TOTAL INVESTMENTS — (100.0%)
(Cost $11,801,405,859)^^			$42,238,549,303
As of July 31, 2026, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	936	09/18/26	$354,522,502	$351,900,900	$(2,621,602)
Total Futures Contracts			$354,522,502	$351,900,900	$(2,621,602)
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$3,220,825,750	$39,687	—	$3,220,865,437
Consumer Discretionary	3,941,685,358	—	—	3,941,685,358
Consumer Staples	2,058,501,242	367,704	—	2,058,868,946
Energy	2,156,758,120	—	—	2,156,758,120
Financials	6,591,157,265	—	—	6,591,157,265
Health Care	3,667,623,981	17,123	$764,095	3,668,405,199
Industrials	5,273,869,577	741,776	—	5,274,611,353
Information Technology	11,822,402,073	—	—	11,822,402,073
Materials	1,191,257,836	7	43,517	1,191,301,360
Real Estate	96,927,909	35,311	—	96,963,220
Utilities	941,621,532	—	—	941,621,532
Rights/Warrants
Consumer Discretionary	—	14,938	—	14,938
Securities Lending Collateral	—	899,108,244	—	899,108,244
Money Market Funds	374,786,258	—	—	374,786,258
Total Investments in Securities	$41,337,416,901	$900,324,790	$807,612˂˃	$42,238,549,303
Financial Instruments
Liabilities
Futures Contracts**	(2,621,602)	—	—	(2,621,602)
Total Financial Instruments	$(2,621,602)	—	—	$(2,621,602)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (6.8%)
	Alphabet, Inc. (GOOG US), Class C	1,404,009	$500,739,810
	Alphabet, Inc. (GOOGL US), Class A	1,954,117	695,919,687
*	AMC Global Media, Inc.	10,194	114,173
*	Anterix, Inc.	18,714	1,740,776
	Array Digital Infrastructure, Inc.	66,939	2,332,155
#*	AST SpaceMobile, Inc.	46,758	2,757,787
	AT&T, Inc.	3,832,947	89,116,018
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	15,333	834,269
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	71,337	3,626,060
	ATN International, Inc.	13,066	311,101
#*	Bandwidth, Inc., Class A	50,818	1,989,016
*	Boston Omaha Corp., Class A	13,096	185,701
*	Cargurus, Inc.	139,163	5,043,267
#*	Cars.com, Inc.	88,339	1,046,817
#*	Charter Communications, Inc., Class A	79,890	11,582,452
	Cinemark Holdings, Inc.	270,650	9,903,083
	Comcast Corp., Class A	2,971,052	71,186,406
*	comScore, Inc.	1,520	10,640
*	Creative Realities, Inc.	18,097	56,825
	CuriosityStream, Inc.	4,145	10,114
*	DHI Group, Inc.	723,722	3,046,870
*	DoubleVerify Holdings, Inc.	19,508	219,465
*	EchoStar Corp., Class A	11,830	994,785
	Electronic Arts, Inc.	7,198	1,510,572
#	Entravision Communications Corp., Class A	13,020	146,084
*	EverQuote, Inc., Class A	34,063	859,069
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	EW Scripps Co., Class A	13,865	$38,961
	Fox Corp. (FOX US), Class B	234,520	12,180,969
#	Fox Corp. (FOXA US), Class A	282,235	16,434,544
*	GCI Liberty, Inc. (GLBKV US), Class C	42,441	983,358
*	GCI Liberty, Inc. (GLIBA US)	3,103	73,355
*	GDEV, Inc.	329	3,950
	Gray Media, Inc. GTN US	105,399	425,812
	Gray Media, Inc. GTNA US, Class A	3,160	21,867
*	Grindr, Inc.	34,748	602,530
*	Harte Hanks, Inc.	3,652	7,998
	IDT Corp., Class B	115,046	7,576,930
#*	IMAX Corp.	76,276	3,649,044
	Iridium Communications, Inc.	116,911	5,534,567
*	IZEA Worldwide, Inc.	3,176	10,989
#	John Wiley & Sons, Inc. (WLY US), Class A	55,404	2,892,089
*	Liberty Broadband Corp. (LBRDA US), Class A	13,937	474,694
*	Liberty Broadband Corp. (LBRDK US), Class C	106,084	3,611,099
#*	Liberty Global Ltd. (LBTYA US), Class A	198,144	2,102,308
*	Liberty Global Ltd. (LBTYK US), Class C	160,524	1,663,029
*	Liberty Latin America Ltd. (LILA US), Class A	164,884	1,343,805
*	Liberty Latin America Ltd. (LILAK US), Class C	148,818	1,200,961
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	1,498	134,535

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	189,609	$18,606,331
*	Lionsgate Studios Corp.	440,433	5,848,950
#*	Live Nation Entertainment, Inc.	127,785	22,251,202
#*	Lumen Technologies, Inc.	697,180	4,448,008
*	Madison Square Garden Entertainment Corp.	45,299	3,499,801
#*	Magnite, Inc.	362,636	6,998,875
	Marcus Corp.	43,139	1,255,345
	Match Group, Inc.	194,094	7,649,245
#*	MediaAlpha, Inc., Class A	30,340	375,609
	Meta Platforms, Inc., Class A	1,186,922	660,771,347
*	Motorsport Games, Inc., Class A	2,155	9,331
*	Netflix, Inc.	745,764	53,478,736
#	New York Times Co., Class A	223,436	16,733,122
#	News Corp. (NWS US), Class B	260,357	8,141,363
	News Corp. (NWSA US), Class A	299,394	8,251,299
#	Nexstar Media Group, Inc.	79,767	15,198,006
*»	Old Market Capital Corp.	4,597	19,514
#	Omnicom Group, Inc.	386,026	30,380,246
#	Paramount Skydance Corp., Class B	62,625	498,495
*	PodcastOne, Inc.	6,635	22,493
#*	PubMatic, Inc., Class A	43,513	548,264
*	QuinStreet, Inc.	57,994	898,907
*	Reddit, Inc., Class A	80,533	11,328,577
*	Reservoir Media, Inc.	17,174	175,862
*	ROBLOX Corp., Class A	29,740	1,058,744
*	Roku, Inc.	109,871	15,932,394
	Saga Communications, Inc., Class A	13,087	117,129
	Scholastic Corp.	39,313	1,598,073
	Shenandoah Telecommunications Co.	86,234	1,033,946
	Shutterstock, Inc.	60,529	326,857
	Sinclair, Inc.	71,073	976,543
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Sirius XM Holdings, Inc.	290,655	$8,609,201
#*	Sphere Entertainment Co.	59,948	8,587,551
	Spok Holdings, Inc.	26,622	290,180
*	Spotify Technology SA	15,222	7,610,087
*	Stagwell, Inc.	126,033	1,064,979
*	Starz Entertainment Corp.	29,360	763,947
*	Take-Two Interactive Software, Inc.	39,144	9,508,860
	Telephone & Data Systems, Inc.	170,805	5,735,632
	TKO Group Holdings, Inc.	40,100	7,290,581
	T-Mobile U.S., Inc.	313,468	54,139,058
	Townsquare Media, Inc., Class A	15,039	89,031
*	Trade Desk, Inc., Class A	40,711	734,426
*	Travelzoo	25,645	185,413
#*	TripAdvisor, Inc.	130,193	1,844,184
#*	USA TODAY Co., Inc.	256,788	2,231,488
	Verizon Communications, Inc.	2,096,195	98,122,888
	Versant Media Group, Inc.	124,123	4,467,187
	Walt Disney Co.	653,483	62,858,530
*	Warner Bros Discovery, Inc.	1,421,448	37,384,082
	Warner Music Group Corp., Class A	117,742	3,056,582
#*	Yelp, Inc.	60,670	1,603,508
	Zedge, Inc., Class B	8,399	24,777
#*	Ziff Davis, Inc.	71,819	3,812,152
*	ZoomInfo Technologies, Inc.	125,613	414,523
TOTAL COMMUNICATION SERVICES			2,685,111,857
CONSUMER DISCRETIONARY — (8.6%)
#*	1-800-Flowers.com, Inc., Class A	57,442	224,024
*	1stdibs.com, Inc.	8,519	36,035
*	Abercrombie & Fitch Co., Class A	116,159	11,562,467
#	Academy Sports & Outdoors, Inc.	82,827	3,930,141
#	Acushnet Holdings Corp.	140,361	14,214,358
*	Adient PLC	93,365	1,964,400
#	ADT, Inc.	794,118	6,067,062
#	Advance Auto Parts, Inc.	81,691	4,537,118
*	Airbnb, Inc., Class A	41,023	6,215,805

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Amazon.com, Inc.	3,156,885	$857,346,828
	AMCON Distributing Co.	1,752	125,268
	American Eagle Outfitters, Inc.	311,671	5,354,508
*	American Outdoor Brands, Inc.	23,419	289,459
*	American Public Education, Inc.	32,878	1,594,912
*	Aptiv PLC	189,492	10,700,613
	Aramark	369,099	21,027,570
#	Arhaus, Inc.	63,533	470,780
*	Ark Restaurants Corp.	7,366	41,618
	Arko Corp.	121,831	973,430
*	Asbury Automotive Group, Inc.	35,585	8,245,044
#	Autoliv, Inc.	147,349	18,148,976
*	AutoNation, Inc.	105,335	22,373,154
*	AutoZone, Inc.	4,259	12,846,209
	Bassett Furniture Industries, Inc.	18,048	342,371
	Bath & Body Works, Inc.	135,570	2,727,668
*	Beachbody Co., Inc.	1,034	10,082
#*	Beazer Homes USA, Inc.	56,852	1,824,949
	Best Buy Co., Inc.	380,018	32,780,353
#*	Biglari Holdings, Inc. (BH US), Class B	2,443	971,068
#*	Biglari Holdings, Inc. (BH/A US), Class A	308	611,238
#*	Birkenstock Holding PLC	181,906	7,043,400
*	BJ's Restaurants, Inc.	33,928	2,293,872
	Bloomin' Brands, Inc.	59,156	512,291
#	Booking Holdings, Inc.	233,250	44,993,925
#*	Boot Barn Holdings, Inc.	46,148	6,875,591
	BorgWarner, Inc.	292,283	18,630,118
*»	Bowl America, Inc.	3,937	0
	Boyd Gaming Corp.	72,511	6,167,786
*	Bright Horizons Family Solutions, Inc.	58,142	4,333,905
#	Brightstar Lottery PLC	98,836	992,313
*	Brinker International, Inc.	65,978	14,099,499
	Brunswick Corp.	84,867	6,704,493
	Buckle, Inc.	92,598	4,053,014
#	Build-A-Bear Workshop, Inc.	28,000	949,760
*	Burlington Stores, Inc.	58,916	21,709,368
*	Caesars Entertainment, Inc.	16,788	499,443
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Caleres, Inc.	36,189	$464,667
*	Callaway Golf Co.	294,396	5,434,550
#	Camping World Holdings, Inc., Class A	21,200	131,228
*	Capri Holdings Ltd.	55,549	884,896
*	CarMax, Inc.	160,006	9,161,944
	Carnival Corp. Ltd.	1,048,437	29,157,033
	Carriage Services, Inc.	28,625	1,155,591
	Carter's, Inc.	51,574	1,989,209
#*	Carvana Co.	251,270	15,669,197
*	Cato Corp., Class A	32,800	112,176
#*	Cava Group, Inc.	22,821	1,488,614
*	Cavco Industries, Inc.	11,824	6,468,083
	Century Communities, Inc.	52,752	3,542,824
*	Champion Homes, Inc.	93,765	7,464,632
#	Cheesecake Factory, Inc.	113,900	11,551,738
#*	Chewy, Inc., Class A	211,303	4,775,448
*	Chipotle Mexican Grill, Inc.	498,420	18,551,192
#	Choice Hotels International, Inc.	67,361	7,510,078
#	Churchill Downs, Inc.	75,951	6,402,669
*	Citi Trends, Inc.	15,150	1,010,051
	Clarus Corp.	4,029	12,933
#	Columbia Sportswear Co.	92,293	5,480,358
*	Cooper-Standard Holdings, Inc.	14,369	423,454
*	Coupang, Inc.	183,652	3,002,710
*	Coursera, Inc.	290,623	1,543,208
*	Covista, Inc.	73,590	9,187,711
#	Cracker Barrel Old Country Store, Inc.	23,961	1,351,161
	Cricut, Inc., Class A	9,144	42,885
*	Crocs, Inc.	51,021	6,531,198
	Crown Crafts, Inc.	3,959	11,679
*	Culp, Inc.	17,123	59,588
	Dana, Inc.	236,314	6,363,936
#	Darden Restaurants, Inc.	151,487	30,839,723
*	Dave & Buster's Entertainment, Inc.	26,674	289,146
*	Deckers Outdoor Corp.	152,642	14,787,957
	Designer Brands, Inc., Class A	47,506	286,936
#	Dick's Sporting Goods, Inc.	114,303	22,393,101
#	Dillard's, Inc., Class A	18,764	11,039,612
#	Dine Brands Global, Inc.	12,036	432,574
#	Domino's Pizza, Inc.	19,533	6,786,546

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	DoorDash, Inc., Class A	95,377	$18,709,152
#*	Dorman Products, Inc.	46,672	6,214,844
	DR Horton, Inc.	121,079	17,321,562
*	Dream Finders Homes, Inc., Class A	16,967	217,008
#*	Driven Brands Holdings, Inc.	163,354	2,331,062
*	Duluth Holdings, Inc., Class B	55,500	226,440
#*	Dutch Bros, Inc., Class A	75,299	4,956,933
	eBay, Inc.	546,889	62,350,815
*	El Pollo Loco Holdings, Inc.	41,120	676,835
*	Envela Corp.	1,211	26,254
	Escalade, Inc.	37,461	743,975
#	Ethan Allen Interiors, Inc.	29,188	653,811
*	Etsy, Inc.	82,026	6,699,884
	Expedia Group, Inc.	85,082	25,077,069
#*	Figs, Inc., Class A	293,697	3,142,558
*	First Watch Restaurant Group, Inc.	72,262	928,567
*	Five Below, Inc.	87,336	18,963,266
	Flanigan's Enterprises, Inc.	2,891	120,670
	Flexsteel Industries, Inc.	11,513	852,307
#*	Floor & Decor Holdings, Inc., Class A	109,958	6,330,282
	Ford Motor Co.	3,619,833	53,139,148
#*	Fox Factory Holding Corp.	62,403	1,123,254
#*	Frontdoor, Inc.	104,227	7,570,007
*	Full House Resorts, Inc.	23,954	52,938
*	Funko, Inc., Class A	18,079	105,401
#*	GameStop Corp., Class A	409,455	8,893,363
#	Gap, Inc.	387,958	7,794,076
	Garmin Ltd.	155,286	45,619,921
	Garrett Motion, Inc.	213,868	6,661,988
	General Motors Co.	1,015,788	90,262,922
*	Genesco, Inc.	19,171	732,716
	Gentex Corp.	402,363	9,399,200
*	Gentherm, Inc.	48,361	1,962,489
#	Genuine Parts Co.	154,439	19,207,578
#*	GigaCloud Technology, Inc., Class A	29,988	1,311,675
#	G-III Apparel Group Ltd.	79,609	2,898,564
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Global Business Travel Group I	110,177	$1,040,071
#	Gold.com, Inc.	33,058	1,367,279
#*	Goodyear Tire & Rubber Co.	329,322	2,288,788
	Graham Holdings Co., Class B	6,179	7,436,674
*	Grand Canyon Education, Inc.	49,346	7,171,948
*	Green Brick Partners, Inc.	32,030	2,265,482
	Group 1 Automotive, Inc.	21,680	6,217,174
#*	Groupon, Inc.	34,714	957,412
#	H&R Block, Inc.	159,291	7,013,583
	Hamilton Beach Brands Holding Co., Class A	17,801	409,245
#	Harley-Davidson, Inc.	197,484	4,846,257
	Hasbro, Inc.	86,700	8,144,598
	Haverty Furniture Cos., Inc. (HVT US)	17,885	440,686
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	2,523	75,841
*	Helen of Troy Ltd.	32,388	894,880
#*	Hilton Grand Vacations, Inc.	122,504	5,652,335
	Hilton Worldwide Holdings, Inc.	86,401	27,690,656
*	Holley, Inc.	159,869	426,850
	Home Depot, Inc.	466,098	154,725,892
	Hooker Furnishings Corp.	21,195	296,094
*	Hovnanian Enterprises, Inc., Class A	300	37,170
#	Hyatt Hotels Corp., Class A	43,346	7,544,805
#	Installed Building Products, Inc.	41,095	9,161,719
	JAKKS Pacific, Inc.	6,158	162,140
	Jerash Holdings U.S., Inc.	3,471	15,880
	Johnson Outdoors, Inc., Class A	17,540	822,801
	KB Home	116,694	6,414,669
	Kohl's Corp.	122,665	2,347,808
#	Kontoor Brands, Inc.	75,557	6,327,143
*	Koss Corp.	2,964	10,908
*	Kura Sushi USA, Inc., Class A	10,442	481,063
#	Lakeland Industries, Inc.	17,245	196,593
#*	Lands' End, Inc.	58,457	702,653

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Las Vegas Sands Corp.	197,739	$9,667,460
*	Latham Group, Inc.	9,398	50,373
*	Laureate Education, Inc.	256,252	9,817,014
*††	Lazare Kaplan International, Inc.	3,667	0
	La-Z-Boy, Inc.	82,744	3,258,459
	LCI Industries	44,099	4,513,974
	Lear Corp.	75,872	9,911,918
*	Legacy Housing Corp.	9,372	246,109
	Leggett & Platt, Inc.	65,218	639,136
	Lennar Corp. (LEN US), Class A	239,617	19,732,460
#	Lennar Corp. (LENB US), Class B	17,295	1,395,706
	Levi Strauss & Co., Class A	125,939	3,088,024
*	LGI Homes, Inc.	25,022	1,365,451
*	Life Time Group Holdings, Inc.	293,522	13,237,842
	Lifetime Brands, Inc.	42,821	358,412
#*	Lincoln Educational Services Corp.	42,725	1,786,759
*	Lindblad Expeditions Holdings, Inc.	48,100	1,422,798
#	Lithia Motors, Inc.	44,086	16,991,626
*	Live Ventures, Inc.	807	7,852
	LKQ Corp.	279,913	6,284,047
*	Lovesac Co.	7,246	116,588
	Lowe's Cos., Inc.	84,912	17,645,563
*	Lululemon Athletica, Inc.	44,161	5,249,418
*	M/I Homes, Inc.	28,770	4,204,160
#	Macy's, Inc.	494,192	12,265,845
*	Malibu Boats, Inc., Class A	23,486	647,509
#*	MarineMax, Inc.	36,300	1,251,261
	Marriott International, Inc., Class A	77,376	28,848,094
	Marriott Vacations Worldwide Corp.	56,853	5,543,736
#*	MasterCraft Boat Holdings, Inc.	28,917	691,695
*	Mattel, Inc.	314,559	4,746,695
#	Matthews International Corp., Class A	12,765	354,229
	McDonald's Corp.	153,898	41,650,955
	Meritage Homes Corp.	130,018	9,127,264
*	MGM Resorts International	257,788	11,489,611
*	Mohawk Industries, Inc.	65,690	8,086,439
	Monarch Casino & Resort, Inc.	6,743	827,703
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Monro, Inc.	34,847	$426,876
*	Motorcar Parts of America, Inc.	39,391	527,839
	Movado Group, Inc.	27,900	1,065,222
	Murphy USA, Inc.	28,081	17,066,509
#*	National Vision Holdings, Inc.	87,163	1,921,073
	Newell Brands, Inc.	459,225	2,571,660
	NIKE, Inc., Class B	377,528	15,746,693
#*	Norwegian Cruise Line Holdings Ltd.	583,336	10,809,216
*	NVR, Inc.	3,375	20,746,294
#*	Ollie's Bargain Outlet Holdings, Inc.	105,157	7,725,885
#	OneSpaWorld Holdings Ltd.	150,098	3,866,524
*	O'Reilly Automotive, Inc.	142,899	12,768,026
	Oxford Industries, Inc.	17,436	661,173
#	Papa John's International, Inc.	38,399	1,148,130
#	Patrick Industries, Inc.	59,992	4,952,340
*	Penn Entertainment, Inc.	100,413	2,061,479
#	Penske Automotive Group, Inc.	122,127	26,539,418
	Perdoceo Education Corp.	116,936	3,719,734
#*	Petco Health & Wellness Co., Inc.	212,457	592,755
#	Phinia, Inc.	68,929	5,072,485
*	Planet Fitness, Inc., Class A	113,380	6,339,076
#	Polaris, Inc.	61,307	4,112,474
	Pool Corp.	38,496	7,149,092
	PulteGroup, Inc.	172,656	21,835,804
*	Pursuit Attractions & Hospitality, Inc.	38,371	1,938,887
#	PVH Corp.	68,337	5,922,084
#*	QuantumScape Corp.	647,488	3,379,887
	Ralph Lauren Corp.	58,151	22,117,151
*	Rave Restaurant Group, Inc.	478	1,506
	RCI Hospitality Holdings, Inc.	15,909	399,157
*	Red Robin Gourmet Burgers, Inc.	3,175	24,892
#	Red Rock Resorts, Inc., Class A	89,349	5,757,650
*	Revolve Group, Inc.	49,224	1,236,015
#*	RH	30,257	5,008,139
*	Rivian Automotive, Inc., Class A	1,072,156	16,318,214
	Rocky Brands, Inc.	14,995	732,356
	Ross Stores, Inc.	270,627	67,946,321

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Royal Caribbean Cruises Ltd.	198,338	$63,130,985
*	Rush Street Interactive, Inc.	54,237	1,459,518
#*	Sally Beauty Holdings, Inc.	124,952	1,870,531
#*	Savers Value Village, Inc.	124,422	1,276,570
#	Service Corp. International	224,107	19,315,782
*	Shake Shack, Inc., Class A	28,583	1,793,583
#*	SharkNinja, Inc.	146,434	23,688,628
#	Shoe Station Group, Inc.	46,285	703,532
#	Signet Jewelers Ltd.	73,963	6,871,163
	Smith & Wesson Brands, Inc.	88,250	1,284,037
*	Smith Douglas Homes Corp.	839	12,442
#*	Solid Power, Inc.	268,904	553,942
#	Somnigroup International, Inc.	317,043	20,712,419
#	Sonic Automotive, Inc., Class A	43,185	3,954,882
*	Sonos, Inc.	108,179	1,585,904
	Standard Motor Products, Inc.	39,994	1,528,971
#	Starbucks Corp.	218,009	22,945,447
	Steven Madden Ltd.	110,075	5,072,256
#*	Stitch Fix, Inc., Class A	153,894	618,654
*	Stoneridge, Inc.	21,394	147,833
	Strategic Education, Inc.	42,698	3,501,236
*	Strattec Security Corp.	7,575	665,767
*	Stride, Inc.	128,691	10,332,600
	Sturm Ruger & Co., Inc.	25,488	947,389
	Superior Group of Cos., Inc.	44,530	527,681
	Tandy Leather Factory, Inc.	5,968	14,144
	Tapestry, Inc.	323,864	49,347,158
*	Target Hospitality Corp.	11,637	176,882
*	Tesla, Inc.	233,270	72,595,957
	Texas Roadhouse, Inc.	88,442	18,169,524
#	Thor Industries, Inc.	56,110	4,206,567
#*	Tilly's, Inc., Class A	51,953	197,941
	TJX Cos., Inc.	603,053	94,884,359
	Toll Brothers, Inc.	196,569	28,677,451
#	Tractor Supply Co.	477,200	14,683,444
	Travel & Leisure Co.	69,953	5,317,827
*	Ulta Beauty, Inc.	39,720	20,369,608
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Under Armour, Inc. (UA US), Class C	340,368	$2,208,988
#*	Under Armour, Inc. (UAA US), Class A	201,775	1,341,804
*	Unifi, Inc.	23,073	147,667
#*	United Parks & Resorts, Inc.	61,139	2,728,634
#*	Universal Technical Institute, Inc.	81,708	3,211,941
#	Upbound Group, Inc.	69,789	1,353,209
#*	Urban Outfitters, Inc.	244,921	18,168,240
#	Vail Resorts, Inc.	48,486	7,242,839
#*	Valvoline, Inc.	228,066	8,760,015
*	Vera Bradley, Inc.	44,423	151,482
*	Versigent PLC	73,694	3,047,247
	VF Corp.	352,433	5,046,841
#*	Victoria's Secret & Co.	127,451	11,302,355
*	Vince Holding Corp.	4,109	26,010
#	Visteon Corp.	49,147	5,137,827
#*	Warby Parker, Inc., Class A	80,392	2,145,662
*	Wayfair, Inc., Class A	91,742	7,788,896
#	Wendy's Co.	310,246	2,283,411
	Weyco Group, Inc.	21,135	824,265
	Williams-Sonoma, Inc.	199,348	45,582,914
	Wingstop, Inc.	17,130	2,218,164
	Winmark Corp.	2,665	888,778
	Winnebago Industries, Inc.	41,466	1,255,590
	Wolverine World Wide, Inc.	97,854	1,925,767
	Wyndham Hotels & Resorts, Inc.	82,799	6,198,333
	Wynn Resorts Ltd.	30,474	3,026,373
#*	XPEL, Inc.	19,437	862,420
#*	YETI Holdings, Inc.	103,580	5,069,205
#	Yum! Brands, Inc.	108,530	16,635,478
#*	Zumiez, Inc.	25,745	506,404
TOTAL CONSUMER DISCRETIONARY			3,385,033,747
CONSUMER STAPLES — (4.9%)
	Alico, Inc.	12,813	483,819
	Altria Group, Inc.	377,456	25,791,569
	Andersons, Inc.	63,587	4,500,688
#	Archer-Daniels-Midland Co.	216,595	17,169,486
#	B&G Foods, Inc.	94,359	333,087
*	BellRing Brands, Inc.	64,138	794,670
*	BJ's Wholesale Club Holdings, Inc.	239,975	23,464,756
*	Boston Beer Co., Inc. , Class A	14,217	2,604,554
*	Bridgford Foods Corp.	11,491	71,704

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Brown-Forman Corp. (BF/A US), Class A	38,688	$1,130,463
#	Brown-Forman Corp. (BFB US), Class B	237,796	6,831,879
	Bunge Global SA	234,960	24,959,801
#	Cal-Maine Foods, Inc.	90,674	7,959,364
	Casey's General Stores, Inc.	48,518	42,259,178
#*	Central Garden & Pet Co. (CENT US)	36,639	1,577,309
*	Central Garden & Pet Co. (CENTA US), Class A	112,152	4,251,682
#*	Chefs' Warehouse, Inc.	61,367	7,078,683
	Church & Dwight Co., Inc.	197,162	19,481,577
#	Clorox Co.	54,259	5,183,362
	Coca-Cola Co.	2,176,890	190,673,795
#	Coca-Cola Consolidated, Inc.	102,747	19,306,161
	Coffee Holding Co., Inc.	3,583	12,236
	Colgate-Palmolive Co.	356,523	32,550,550
#	Conagra Brands, Inc.	515,445	7,479,107
	Constellation Brands, Inc., Class A	112,365	14,633,294
	Costco Wholesale Corp.	88,807	84,534,495
#*	Coty, Inc., Class A	343,373	944,276
*	Darling Ingredients, Inc.	305,448	18,522,367
#	Del Monte Corp.	86,853	2,580,403
	Dole PLC	107,892	1,525,593
	Dollar General Corp.	200,961	25,532,095
*	Dollar Tree, Inc.	244,193	31,063,792
#	Edgewell Personal Care Co.	36,971	1,005,242
#*	elf Beauty, Inc.	34,238	2,837,988
#	Energizer Holdings, Inc.	77,413	1,623,351
	Estee Lauder Cos., Inc., Class A	185,348	15,550,697
	Flowers Foods, Inc.	14,035	98,526
#*	Freshpet, Inc.	35,059	2,087,413
#	General Mills, Inc.	527,876	18,871,567
#*	Grocery Outlet Holding Corp.	58,098	533,921
*	Herbalife Ltd.	80,040	994,097
	Hershey Co.	140,242	24,549,362
#*	Honest Co., Inc.	122,954	448,782
	Hormel Foods Corp.	395,547	9,892,630
#	Ingles Markets, Inc., Class A	26,343	2,371,133
	Ingredion, Inc.	115,642	11,501,753
#	Interparfums, Inc.	48,456	6,035,195
		Shares	Value†
CONSUMER STAPLES — (Continued)
	J&J Snack Foods Corp.	24,742	$1,892,763
	J.M. Smucker Co.	106,359	12,684,374
	John B Sanfilippo & Son, Inc.	13,476	1,115,274
	Kenvue, Inc.	1,694,718	32,606,374
	Keurig Dr. Pepper, Inc.	545,968	16,990,524
#	Kimberly-Clark Corp.	178,951	19,561,134
#	Kraft Heinz Co.	475,565	12,293,355
	Kroger Co.	1,280,416	73,931,220
*	Laird Superfood, Inc.	1,921	7,991
	Lamb Weston Holdings, Inc.	149,084	7,834,364
#	Lifevantage Corp.	21,105	135,705
*	Lifeway Foods, Inc.	25,136	748,550
#	Limoneira Co.	13,107	169,998
*	Mama's Creations, Inc.	9,034	166,497
#*	Maplebear, Inc.	334,521	14,919,637
	Marzetti Co.	38,032	4,064,480
#	McCormick & Co., Inc. (MKC US)	187,035	9,520,082
	McCormick & Co., Inc. (MKC/V US)	6,660	339,327
*	Medifast, Inc.	9,082	89,276
	MGP Ingredients, Inc.	27,350	484,095
#*	Mission Produce, Inc.	114,374	1,442,256
#	Molson Coors Beverage Co., Class B	190,038	7,897,979
	Mondelez International, Inc., Class A	562,666	35,059,718
*	Monster Beverage Corp.	526,632	50,756,792
*	National Beverage Corp.	108,366	3,428,700
*	Natural Alternatives International, Inc.	16,603	38,021
	Natural Grocers by Vitamin Cottage, Inc., Class C	41,359	1,325,970
*	Nature's Sunshine Products, Inc.	42,113	848,577
*	Niagen Bioscience, Inc.	23,369	79,455
	Oil-Dri Corp. of America	20,020	1,986,184
	PepsiCo, Inc.	944,991	131,882,944
*	Performance Food Group Co.	132,654	15,174,291
	Philip Morris International, Inc.	291,355	55,596,361
	Pilgrim's Pride Corp.	209,087	5,720,620
*	Post Holdings, Inc.	130,338	11,914,197
#	PriceSmart, Inc.	46,686	9,052,882

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Primo Brands Corp.	6,014	$136,518
	Procter & Gamble Co.	1,383,456	199,895,557
	Reynolds Consumer Products, Inc.	170,359	4,248,753
	Seaboard Corp.	1,225	5,406,244
*	Seneca Foods Corp. (SENEA US), Class A	10,889	1,802,021
*»	Seneca Foods Corp. (SENEB US), Class B	2,299	379,059
*	Simply Good Foods Co.	121,737	1,239,283
	Smithfield Foods, Inc.	12,567	327,245
#	Spectrum Brands Holdings, Inc.	69,759	6,192,506
#*	Sprouts Farmers Market, Inc.	221,512	19,306,986
	Sysco Corp.	329,501	28,086,665
	Target Corp.	439,257	63,468,244
#	Tootsie Roll Industries, Inc.	66,084	2,578,598
»	TreeHouse Foods, Inc.	55,636	107,377
	Turning Point Brands, Inc.	20,802	1,552,037
#	Tyson Foods, Inc., Class A	265,567	15,392,263
*	U.S. Foods Holding Corp.	443,636	44,625,345
*	United Natural Foods, Inc.	112,658	5,726,406
	United-Guardian, Inc.	4,655	32,818
#	Universal Corp.	46,810	2,466,419
*	USANA Health Sciences, Inc.	26,101	577,093
#	Village Super Market, Inc., Class A	20,042	880,645
#*	Vita Coco Co., Inc.	62,754	4,137,999
#*	Vital Farms, Inc.	26,168	333,119
	Walmart, Inc.	2,286,919	254,305,393
	WD-40 Co.	20,432	4,640,924
#	Weis Markets, Inc.	44,585	3,435,274
*	Willamette Valley Vineyards, Inc.	871	2,212
TOTAL CONSUMER STAPLES			1,936,730,422
ENERGY — (5.7%)
*	Amplify Energy Corp.	48,704	190,433
	Antero Midstream Corp.	833,419	18,310,215
*	Antero Resources Corp.	396,247	14,320,367
	APA Corp.	451,543	16,851,585
#	Archrock, Inc.	316,797	11,328,661
		Shares	Value†
ENERGY — (Continued)
	Ardmore Shipping Corp.	94,683	$1,646,537
	Baker Hughes Co.	684,126	41,382,782
	Bristow Group, Inc.	44,997	2,039,264
#	Cactus, Inc., Class A	80,840	5,255,408
	California Resources Corp.	100,445	5,285,416
#*	Centrus Energy Corp., Class A	16,904	2,990,825
	Cheniere Energy, Inc.	200,765	52,915,631
	Chevron Corp.	1,437,024	282,849,434
	Chord Energy Corp. (CHRD US)	37,373	5,246,422
*	Clean Energy Fuels Corp.	337,321	654,403
#*	CNX Resources Corp.	401,459	14,372,232
#*	Comstock Resources, Inc.	296,309	3,929,057
*	Comstock, Inc.	5,400	14,796
	ConocoPhillips	1,303,709	157,070,860
	Core Laboratories, Inc.	49,685	528,648
#	Core Natural Resources, Inc.	25,148	2,007,816
#	Crescent Energy Co., Class A	264,310	3,031,636
#	CVR Energy, Inc.	96,341	3,431,666
	Devon Energy Corp.	1,454,845	65,657,155
	DHT Holdings, Inc.	321,505	5,970,348
	Diamondback Energy, Inc.	207,883	42,189,855
#	Dorian LPG Ltd.	97,921	4,643,414
*	DT Midstream, Inc.	163,614	22,578,732
	Energy Services of America Corp.	26,747	384,622
	EOG Resources, Inc.	383,538	57,028,265
#	Epsilon Energy Ltd.	49,751	278,606
	EQT Corp.	458,430	24,429,735
	Evolution Petroleum Corp.	53,770	197,874
	Excelerate Energy, Inc., Class A	26,672	1,047,409
	Expand Energy Corp.	387,920	36,476,118
#*	Expro Ltd.	139,443	2,224,116
	ExxonMobil Holdings Corp.	2,998,002	466,009,431
*	Forum Energy Technologies, Inc.	13,847	867,791
	FutureFuel Corp.	66,379	328,576
#*	Geospace Technologies Corp.	34,035	248,796
	Granite Ridge Resources, Inc.	18,515	87,946
*	Green Plains, Inc.	138,252	2,329,546
#*	Gulfport Energy Corp.	23,098	3,727,324
	Halliburton Co.	938,690	30,272,752

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Helix Energy Solutions Group, Inc.	289,046	$2,748,827
	Helmerich & Payne, Inc.	115,814	4,003,690
	HF Sinclair Corp.	337,290	30,851,916
#*	Innovex International, Inc.	44,808	1,258,209
	International Seaways, Inc.	89,544	8,612,342
	Kinder Morgan, Inc.	938,284	30,193,979
	Kinetik Holdings, Inc.	30,453	1,540,008
	Kodiak Gas Services, Inc.	117,835	6,918,093
	Liberty Energy, Inc.	178,430	3,338,425
	Magnolia Oil & Gas Corp., Class A	220,544	5,670,186
*	Mammoth Energy Services, Inc.	14,869	39,403
	Marathon Petroleum Corp.	182,150	57,645,010
#	Matador Resources Co.	298,453	14,889,820
	Mexco Energy Corp.	957	8,307
#	Murphy Oil Corp.	223,297	8,873,823
*	Nabors Industries Ltd.	19,399	1,661,912
	NACCO Industries, Inc., Class A	12,596	597,050
*	National Energy Services Reunited Corp.	59,689	1,609,215
	Natural Gas Services Group, Inc.	23,013	843,196
*	NCS Multistage Holdings, Inc.	1,376	64,672
#	Noble Corp. PLC	171,901	7,288,602
	Nordic American Tankers Ltd.	337,967	2,206,924
	NOV, Inc.	630,478	12,250,188
	Occidental Petroleum Corp.	694,342	39,626,098
#*	Oceaneering International, Inc.	157,122	7,664,411
*	Oil States International, Inc.	108,616	880,876
#	ONEOK, Inc.	501,711	45,560,376
	Ovintiv, Inc.	231,443	14,455,930
*	Par Pacific Holdings, Inc.	66,104	5,686,927
#	Patterson-UTI Energy, Inc.	664,275	6,961,602
	PBF Energy, Inc., Class A	200,138	14,465,975
#	Peabody Energy Corp.	143,527	3,059,996
	Permian Resources Corp., Class A	707,567	15,078,253
	Phillips 66	262,544	55,575,314
		Shares	Value†
ENERGY — (Continued)
*	PrimeEnergy Resources Corp.	3,307	$608,819
#*	ProPetro Holding Corp.	277,200	3,076,920
	Range Resources Corp.	429,175	17,227,084
	Ranger Energy Services, Inc., Class A	28,964	464,872
*	REX American Resources Corp.	58,787	2,530,192
	Riley Exploration Permian, Inc.	1,097	37,594
#	RPC, Inc.	248,495	1,394,057
	SandRidge Energy, Inc.	45,623	635,072
	Scorpio Tankers, Inc.	91,922	7,157,047
*	SEACOR Marine Holdings, Inc.	31,068	292,971
#*	Seadrill Ltd.	67,393	3,021,902
	Select Water Solutions, Inc.	191,142	3,539,950
	SFL Corp. Ltd.	182,330	2,249,952
	SLB Ltd.	1,260,691	62,517,667
	SM Energy Co.	64,971	2,112,857
	Smart Sand, Inc.	5,073	21,865
#	Solaris Energy Infrastructure, Inc.	61,666	3,170,249
#*	Stabilis Solutions, Inc.	3,403	16,062
*	Talos Energy, Inc.	347,950	5,281,881
	Targa Resources Corp.	213,248	57,655,862
#	TechnipFMC PLC	622,398	44,601,041
	Teekay Corp. Ltd.	156,482	1,823,015
	Teekay Tankers Ltd., Class A	68,107	5,405,653
#*	TETRA Technologies, Inc.	186,621	1,436,982
#	Texas Pacific Land Corp.	55,374	22,292,465
#*	Tidewater, Inc.	90,104	6,763,206
#*	Transocean Ltd.	1,203,387	6,402,019
#*	Uranium Energy Corp.	91,900	882,240
#	VAALCO Energy, Inc.	111,839	596,102
*	Valaris Ltd.	82,079	6,499,836
	Valero Energy Corp.	245,229	76,732,154
	Viper Energy, Inc., Class A	32,673	1,457,543
#	Vitesse Energy, Inc.	52,800	823,680
	W&T Offshore, Inc.	68,742	246,784
	Weatherford International PLC	85,111	7,471,895
	Williams Cos., Inc.	674,140	48,227,976
	World Kinect Corp.	121,439	4,840,559
TOTAL ENERGY			2,234,278,085

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (16.4%)
	1st Source Corp.	48,329	$4,337,044
#*	Acacia Research Corp.	134,535	595,990
	Acadian Asset Management, Inc.	71,701	6,201,419
	ACNB Corp.	19,034	1,227,312
	Affiliated Managers Group, Inc.	48,512	17,790,806
*	Affinity Bancshares, Inc.	11,076	254,748
#*	Affirm Holdings, Inc.	240,554	17,202,017
	Aflac, Inc.	377,528	48,127,269
#	Alerus Financial Corp.	33,940	1,129,184
	Allstate Corp.	229,829	60,693,242
	Ally Financial, Inc.	593,124	25,700,063
*	AlTi Global, Inc.	3,743	13,475
	Amalgamated Financial Corp.	67,479	3,332,113
	Amerant Bancorp, Inc.	76,864	2,275,174
	American Coastal Insurance Corp., Class C	6,725	71,420
	American Express Co.	334,085	112,336,081
	American Financial Group, Inc.	125,882	17,839,997
	American International Group, Inc.	509,460	40,033,367
	Ameriprise Financial, Inc.	96,609	52,733,057
	Ameris Bancorp	128,939	11,244,770
	AMERISAFE, Inc.	20,569	597,324
	AmeriServ Financial, Inc.	21,821	99,722
	Ames National Corp.	11,722	358,576
	Aon PLC, Class A	106,193	38,287,886
	Apollo Global Management, Inc.	191,316	24,027,376
*	Arch Capital Group Ltd.	318,633	32,032,175
#	ARES Management Corp., Class A	49,832	6,382,981
	Arrow Financial Corp.	37,752	1,504,040
	Arthur J Gallagher & Co.	67,527	16,842,584
#	Artisan Partners Asset Management, Inc., Class A	108,996	4,277,003
	Associated Banc-Corp.	298,827	9,227,778
	Associated Capital Group, Inc., Class A	4,846	162,050
	Assurant, Inc.	90,918	25,383,396
		Shares	Value†
FINANCIALS — (Continued)
	Assured Guaranty Ltd.	85,661	$7,085,878
*	Atlantic American Corp.	17,563	27,047
#	Atlantic Union Bankshares Corp.	233,859	9,922,637
*	Atlanticus Holdings Corp.	26,267	2,770,906
	Auburn National BanCorp, Inc.	6,204	162,483
	Axis Capital Holdings Ltd.	140,855	14,834,849
#*	Axos Financial, Inc.	101,974	10,341,183
#*	Baldwin Insurance Group, Inc.	73,864	2,048,987
	Banc of California, Inc.	329,038	6,301,078
#	BancFirst Corp.	60,973	6,878,974
#*	Bancorp, Inc.	79,841	5,354,936
#	Bank First Corp.	5,214	796,386
	Bank of America Corp.	3,352,939	207,714,571
	Bank of Hawaii Corp.	73,173	5,846,523
	Bank of Marin Bancorp	37,241	1,085,948
	Bank of New York Mellon Corp.	499,078	78,020,864
	Bank of NT Butterfield & Son Ltd.	91,088	5,582,784
	Bank of the James Financial Group, Inc.	8,408	227,352
#	Bank OZK	205,326	10,533,224
	Bank7 Corp.	1,366	68,682
	BankUnited, Inc.	138,114	6,443,018
	Bankwell Financial Group, Inc.	8,385	571,438
	Banner Corp.	77,307	5,443,186
	Bar Harbor Bankshares	37,982	1,508,265
	BayCom Corp.	19,911	600,914
	BCB Bancorp, Inc.	21,671	216,493
	Beacon Financial Corp.	134,082	4,224,924
*	Berkshire Hathaway, Inc., Class B	792,789	405,543,285
	BGC Group, Inc., Class A	571,261	6,580,927
	Blackrock, Inc.	38,710	42,208,997
	Blackstone, Inc.	115,421	14,745,033
*	Block, Inc.	235,778	19,154,605
	Blue Ridge Bankshares, Inc.	6,136	21,537
	BOK Financial Corp.	116,319	16,434,712
*	Bowhead Specialty Holdings, Inc.	1,011	30,926

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Bread Financial Holdings, Inc.	84,041	$9,082,311
#*	Bridgewater Bancshares, Inc.	53,593	1,097,585
*	Brighthouse Financial, Inc.	121,788	7,539,895
*	Broadway Financial Corp.	61	617
#	Brown & Brown, Inc.	220,000	15,488,000
	Burke & Herbert Financial Services Corp.	16,592	1,215,364
	Business First Bancshares, Inc.	31,931	1,016,044
*	BV Financial, Inc.	2,876	59,073
	Byline Bancorp, Inc.	79,709	3,130,172
	C&F Financial Corp.	5,958	492,071
	California BanCorp	5,647	120,281
*	California First Leasing Corp.	1	1,443
	Camden National Corp.	38,500	2,228,765
	Capital Bancorp, Inc.	4,480	167,238
	Capital City Bank Group, Inc.	31,031	1,609,578
	Capital One Financial Corp.	343,022	71,695,028
#	Capitol Federal Financial, Inc.	295,847	2,615,287
#	Carlyle Group, Inc.	273,674	12,594,477
	Carter Bankshares, Inc.	52,041	1,799,578
#	Cass Information Systems, Inc.	29,022	1,622,910
#	Cathay General Bancorp	122,168	7,719,796
	CB Financial Services, Inc.	747	27,363
	Cboe Global Markets, Inc.	93,320	28,950,664
	Central Pacific Financial Corp.	60,911	2,399,893
	CF Bankshares, Inc.	7,043	250,449
	Charles Schwab Corp.	678,772	71,433,965
	Chemung Financial Corp.	9,469	771,629
	ChoiceOne Financial Services, Inc.	543	18,478
	Chubb Ltd.	178,272	62,516,425
	Cincinnati Financial Corp.	188,614	33,512,936
	Citigroup, Inc.	941,348	124,681,543
#	Citizens & Northern Corp.	23,418	594,583
	Citizens Community Bancorp, Inc.	19,561	430,342
		Shares	Value†
FINANCIALS — (Continued)
#	Citizens Financial Group, Inc.	536,649	$38,450,901
	Citizens Financial Services, Inc.	934	72,404
#	City Holding Co.	30,527	4,429,773
#	Civista Bancshares, Inc.	24,121	700,956
	CME Group, Inc.	111,525	29,865,280
#	CNB Financial Corp.	67,433	2,366,898
	CNO Financial Group, Inc.	170,411	9,387,942
*	Coastal Financial Corp.	24,797	1,016,429
	Cohen & Co., Inc.	1,816	24,062
	Cohen & Steers, Inc.	98,800	8,128,276
*	Coinbase Global, Inc., Class A	72,219	10,562,751
	Colony Bankcorp, Inc.	22,040	483,117
	Columbia Banking System, Inc.	199,654	6,243,181
#*	Columbia Financial, Inc.	432,793	4,678,492
	Commerce Bancshares, Inc.	252,453	14,962,889
#	Community Financial System, Inc.	95,665	6,200,049
#	Community Trust Bancorp, Inc.	37,529	2,944,150
#	Community West Bancshares	56,822	1,422,255
	ConnectOne Bancorp, Inc.	91,393	3,010,485
*	Consumer Portfolio Services, Inc.	175,197	1,632,836
	Corebridge Financial, Inc.	369,825	11,534,842
*	Corpay, Inc.	113,759	43,468,451
#	Crawford & Co. (CRD/A US), Class A	71,883	784,244
	Crawford & Co. (CRD/B US), Class B	54,625	550,074
#*	Credit Acceptance Corp.	26,793	15,242,806
#	Cullen/Frost Bankers, Inc.	103,752	17,258,108
*	Customers Bancorp, Inc.	77,797	6,121,068
	CVB Financial Corp.	404,511	9,048,911
#*	Dave, Inc.	16,901	6,298,834
	DigitalBridge Group, Inc.	238,161	3,779,615
#	Dime Community Bancshares, Inc.	79,740	3,250,202

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc. (DGICA US), Class A	51,358	$1,013,807
	Donegal Group, Inc. (DGICB US), Class B	5,678	123,780
*	Donnelley Financial Solutions, Inc.	50,782	2,401,989
	Eagle Bancorp Montana, Inc.	10,752	251,919
	Eagle Bancorp, Inc.	70,450	1,954,987
	Eagle Financial Services, Inc.	421	17,072
	East West Bancorp, Inc.	182,948	23,966,188
#	Eastern Bankshares, Inc.	349,454	8,023,464
*	ECB Bancorp, Inc.	1,303	26,777
	Employers Holdings, Inc.	40,867	2,065,827
#	Enact Holdings, Inc.	37,161	1,758,459
*	Encore Capital Group, Inc.	49,340	4,641,907
#*	Enova International, Inc.	44,933	11,419,273
	Enterprise Financial Services Corp.	84,341	5,592,652
	Equitable Holdings, Inc.	521,959	24,871,346
	Equity Bancshares, Inc., Class A	34,442	1,745,521
#	Erie Indemnity Co., Class A	27,561	6,670,864
#	Esquire Financial Holdings, Inc.	12,821	1,656,730
	Essent Group Ltd.	177,539	11,710,472
#*	Euronet Worldwide, Inc.	74,097	5,285,339
	Evercore, Inc., Class A	50,884	16,311,375
	Everest Group Ltd.	43,520	16,283,008
	EVERTEC, Inc.	82,476	2,510,569
#*	EZCORP, Inc., Class A	137,432	4,091,351
	F&G Annuities & Life, Inc.	39,363	1,124,601
#	FactSet Research Systems, Inc.	29,519	7,769,401
	Farmers & Merchants Bancorp, Inc.	8,217	274,119
#	Farmers National Banc Corp.	88,724	1,407,163
*	FB Bancorp, Inc.	1,168	18,051
	FB Financial Corp.	113,236	6,837,190
#	Federal Agricultural Mortgage Corp. (AGM US), Class C	16,496	3,754,490
		Shares	Value†
FINANCIALS — (Continued)
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,460	$397,105
	Federated Hermes, Inc.	223,422	13,396,383
	Fidelity D&D Bancorp, Inc.	2,824	148,542
	Fidelity National Financial, Inc.	275,051	14,189,881
	Fidelity National Information Services, Inc.	166,934	7,473,635
*	Fifth District Bancorp, Inc.	818	14,405
	Fifth Third Bancorp	1,095,302	61,884,563
*	Finance of America Cos., Inc., Class A	107	2,434
	Financial Institutions, Inc.	29,131	1,207,771
	Finward Bancorp	1,450	64,467
*	Finwise Bancorp	11,665	160,510
	First American Financial Corp.	223,212	16,738,668
	First BanCorp	284,728	8,237,181
	First Bancorp, Inc.	22,149	777,430
#	First Bancorp/Southern Pines NC	92,301	5,802,964
	First Bank	38,105	706,086
	First Busey Corp.	199,497	6,156,477
	First Business Financial Services, Inc.	16,613	1,166,399
	First Capital, Inc.	4,002	253,247
#	First Citizens BancShares, Inc., Class A	8,621	18,851,110
	First Commonwealth Financial Corp.	186,961	4,025,270
#	First Community Bankshares, Inc.	41,696	1,989,733
	First Community Corp.	11,112	379,586
#	First Financial Bancorp	227,153	7,684,586
#	First Financial Bankshares, Inc.	192,915	6,779,033
	First Financial Corp.	27,816	2,240,579
	First Hawaiian, Inc.	171,630	4,769,598
	First Horizon Corp.	614,776	15,762,857
	First Internet Bancorp	14,925	439,690
#	First Interstate BancSystem, Inc., Class A	140,474	5,340,821
	First Merchants Corp.	145,424	6,273,591

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Mid Bancshares, Inc.	43,606	$2,271,437
	First National Corp.	1,920	60,960
*	First Northwest Bancorp	3,808	43,640
	First U.S. Bancshares, Inc.	11,190	184,635
	First United Corp.	14,079	621,447
*	First Western Financial, Inc.	11,240	350,126
	FirstCash Holdings, Inc.	79,937	16,307,947
#*	Firstsun Capital Bancorp	33,656	1,301,814
*	Fiserv, Inc.	210,522	11,355,557
	Five Star Bancorp	8,307	392,007
	Flagstar Bank NA	495,431	7,045,029
*	Flywire Corp.	124,131	1,987,337
	FNB Corp.	611,774	11,562,529
	Franklin Financial Services Corp.	4,753	300,199
#	Franklin Resources, Inc.	328,157	11,111,396
	FS Bancorp, Inc.	21,292	913,640
#	Fulton Financial Corp.	358,520	8,722,792
	FVCBankcorp, Inc.	11,566	215,012
#*	Galaxy Digital, Inc., Class A	14,251	299,414
	GCM Grosvenor, Inc., Class A	39,668	495,057
*	Genworth Financial, Inc.	548,275	5,389,543
#	German American Bancorp, Inc.	85,128	4,331,313
#	Glacier Bancorp, Inc.	231,316	11,401,566
	Global Payments, Inc.	194,853	16,383,240
	Globe Life, Inc.	122,997	22,416,203
	Goldman Sachs Group, Inc.	169,100	172,208,058
*	Goosehead Insurance, Inc., Class A	2,001	124,062
	Great Southern Bancorp, Inc.	21,958	1,763,447
*	Green Dot Corp., Class A	100,382	1,316,008
	Greene County Bancorp, Inc.	4,267	142,774
*	Greenlight Capital Re Ltd., Class A	61,992	1,032,167
#	HA Sustainable Infrastructure Capital, Inc.	12,731	482,123
*	Hagerty, Inc., Class A	1,923	22,172
	Hamilton Insurance Group Ltd., Class B	26,737	961,463
		Shares	Value†
FINANCIALS — (Continued)
	Hamilton Lane, Inc., Class A	42,013	$3,735,376
	Hancock Whitney Corp.	198,850	15,311,450
	Hanmi Financial Corp.	70,253	2,239,666
	Hanover Bancorp, Inc.	217	5,695
	Hanover Insurance Group, Inc.	64,454	14,993,934
*	Happen, Inc.	186,697	3,573,381
	Hartford Insurance Group, Inc.	462,207	65,591,795
	Hawthorn Bancshares, Inc.	17,457	680,648
	HBT Financial, Inc.	7,172	257,044
	HCI Group, Inc.	18,281	3,199,358
	Hennessy Advisors, Inc.	797	7,835
#	Heritage Financial Corp.	70,734	2,102,922
*	Heritage Insurance Holdings, Inc.	58,667	1,723,050
	Hilltop Holdings, Inc.	108,077	4,262,557
#	Hingham Institution For Savings	3,887	1,108,495
*	Hippo Holdings, Inc.	13,240	416,398
	Home Bancorp, Inc.	17,647	1,258,937
	Home BancShares, Inc.	357,425	11,105,195
	Home Federal Bancorp, Inc. of Louisiana	5,115	117,696
#	HomeTrust Bancshares, Inc.	31,349	1,604,755
	Hope Bancorp, Inc.	292,629	4,099,732
	Horace Mann Educators Corp.	73,964	3,854,264
	Horizon Bancorp, Inc.	119,878	2,451,505
	Houlihan Lokey, Inc.	66,532	8,349,101
	Huntington Bancshares, Inc.	2,078,991	35,426,007
	Independent Bank Corp. (IBCP US)	37,358	1,427,076
	Independent Bank Corp. (INDB US)	89,816	7,529,275
	Interactive Brokers Group, Inc., Class A	39,585	3,483,084
	Intercontinental Exchange, Inc.	182,987	27,901,858
	International Bancshares Corp.	125,616	9,614,649
	Invesco Ltd.	518,109	15,336,026
	Investar Holding Corp.	10,969	330,386
#	Investors Title Co.	4,316	1,248,576

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Jack Henry & Associates, Inc.	82,112	$12,648,532
	Jackson Financial, Inc., Class A	88,168	10,781,183
	James River Group Holdings, Inc.	15,662	70,322
	Jefferies Financial Group, Inc.	363,688	19,857,365
	JPMorgan Chase & Co.	1,423,680	500,836,387
	Kearny Financial Corp.	144,946	1,390,032
	Kemper Corp.	63,405	1,799,434
*	Kentucky First Federal Bancorp	5,416	29,517
*	Kestrel Group Ltd.	3,751	33,271
	KeyCorp	881,459	19,912,159
	Kingstone Cos., Inc.	12,183	243,295
	Kinsale Capital Group, Inc.	23,121	8,240,787
	KKR & Co., Inc.	220,163	22,331,133
	Lake Shore Bancorp, Inc.	11,238	192,956
#	Lakeland Financial Corp.	46,411	2,907,649
	Landmark Bancorp, Inc.	14,546	455,872
#	Lazard, Inc.	119,151	5,049,619
	LCNB Corp.	13,732	272,031
*	LendingTree, Inc.	15,145	482,520
	Lincoln National Corp.	303,222	13,829,955
	Live Oak Bancshares, Inc.	82,209	3,518,545
	Loews Corp.	300,622	34,875,158
	LPL Financial Holdings, Inc.	91,683	32,428,277
	M&T Bank Corp.	130,404	32,117,201
	Magyar Bancorp, Inc.	10,743	204,654
	MainStreet Bancshares, Inc.	1,809	41,716
*	Markel Group, Inc.	12,029	22,642,668
	MarketAxess Holdings, Inc.	28,173	4,572,478
	MarketWise, Inc.	318	6,265
*	Marqeta, Inc., Class A	105,505	1,831,567
	Marsh & McLennan Cos., Inc.	183,655	34,837,517
	Mastercard, Inc., Class A	486,597	278,868,741
#	Mechanics Bancorp, Class A	4,545	76,311
	Mercantile Bank Corp.	39,507	2,373,581
#	Merchants Bancorp	48,401	2,670,767
		Shares	Value†
FINANCIALS — (Continued)
	Mercury General Corp.	84,207	$9,020,254
	Meridian Corp.	15,480	304,027
	MetLife, Inc.	442,821	42,568,383
#	Metrocity Bankshares, Inc.	12,871	455,376
	Metropolitan Bank Holding Corp.	22,043	2,038,537
	MGIC Investment Corp.	415,358	12,477,354
	Mid Penn Bancorp, Inc.	33,317	1,277,374
	Midland States Bancorp, Inc.	48,452	1,631,379
#	Moelis & Co., Class A	70,950	4,759,326
	Moody's Corp.	55,438	26,520,430
	Morgan Stanley	564,090	118,695,818
	Morningstar, Inc.	42,526	8,189,232
	MSCI, Inc.	28,097	16,078,227
	MVB Financial Corp.	20,313	622,593
	Nasdaq, Inc.	346,402	32,627,604
	National Bank Holdings Corp., Class A	68,136	2,942,794
	National Bankshares, Inc.	200	8,120
	Navient Corp.	221,948	1,862,144
	NB Bancorp, Inc.	19,693	453,136
#	NBT Bancorp, Inc.	95,107	5,007,384
*	NCR Atleos Corp.	129,653	6,097,581
#	Nelnet, Inc., Class A	66,638	9,054,105
*	NerdWallet, Inc., Class A	39,838	358,542
*	NI Holdings, Inc.	26,669	404,035
#	Nicolet Bankshares, Inc.	41,133	7,030,452
*	NMI Holdings, Inc.	152,458	6,753,889
	Northeast Bank	19,428	2,412,375
	Northeast Community Bancorp, Inc.	4,059	108,375
	Northern Trust Corp.	222,607	40,556,769
	Northrim BanCorp, Inc.	40,199	1,065,675
#	Northwest Bancshares, Inc.	334,737	5,268,760
	Norwood Financial Corp.	5,152	175,116
	Oak Valley Bancorp	15,512	525,391
	OceanFirst Financial Corp.	165,963	3,204,746
*	Octave Specialty Group, Inc.	21,378	115,441
	OFG Bancorp	78,640	4,156,910
	Ohio Valley Banc Corp.	8,106	340,938
#	Old National Bancorp	700,091	18,650,424
#	Old Republic International Corp.	447,695	19,344,901

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Old Second Bancorp, Inc.	115,026	$2,909,008
	OneMain Holdings, Inc.	152,136	9,520,671
*	Onity Group, Inc.	15,113	554,043
	OP Bancorp	16,829	262,532
*	Oportun Financial Corp.	3,058	16,941
	Oppenheimer Holdings, Inc., Class A	21,120	2,252,237
#*	OppFi, Inc.	37,905	355,170
*	OptimumBank Holdings, Inc.	3,801	28,888
	Orange County Bancorp, Inc.	2,338	89,429
	Origin Bancorp, Inc.	50,087	2,741,262
	Orrstown Financial Services, Inc.	44,213	1,889,221
*	Oscar Health, Inc., Class A	184,735	5,767,427
*	Palomar Holdings, Inc.	39,983	5,349,326
#	Park National Corp.	35,557	7,401,190
	Parke Bancorp, Inc.	22,576	770,970
	Pathfinder Bancorp, Inc.	8,118	129,726
#	Pathward Financial, Inc.	39,566	3,491,304
#*	Paymentus Holdings, Inc., Class A	59,783	2,038,600
*	Payoneer Global, Inc.	426,684	3,059,324
	PayPal Holdings, Inc.	552,767	31,623,800
#*	Paysafe Ltd.	28,324	228,858
*	Paysign, Inc.	3,016	27,023
#	PCB Bancorp	23,637	658,763
	Peapack-Gladstone Financial Corp.	38,090	1,751,378
	Pelagos Insurance Capital Ltd.	98,109	2,481,177
	PennyMac Financial Services, Inc.	63,666	4,801,053
	Peoples Bancorp of North Carolina, Inc.	11,896	511,528
#	Peoples Bancorp, Inc.	81,968	3,414,787
#	Peoples Financial Services Corp.	4,670	328,581
	Perella Weinberg Partners	53,741	948,529
	Pinnacle Financial Partners, Inc.	309,392	32,557,320
*	Pioneer Bancorp, Inc.	32,050	551,901
	Piper Sandler Cos.	107,136	8,120,909
	PJT Partners, Inc., Class A	24,696	4,156,584
	Plumas Bancorp	12,518	767,479
		Shares	Value†
FINANCIALS — (Continued)
	PNC Financial Services Group, Inc.	185,885	$46,447,085
#*	Ponce Financial Group, Inc.	39,730	801,751
	Popular, Inc.	121,772	21,335,672
*	PRA Group, Inc.	44,374	770,776
#	Preferred Bank	22,175	2,315,957
	Primerica, Inc.	58,363	18,673,825
	Primis Financial Corp.	29,207	467,896
	Princeton Bancorp, Inc.	13,436	554,101
	Principal Financial Group, Inc.	285,996	32,517,745
*	Priority Technology Holdings, Inc.	2,223	14,450
	PROG Holdings, Inc.	71,251	3,136,469
	Progressive Corp.	188,582	39,870,006
	Prosperity Bancshares, Inc.	215,946	16,167,877
	Provident Financial Holdings, Inc.	17,143	304,460
	Provident Financial Services, Inc.	287,596	7,097,869
	Prudential Financial, Inc.	251,951	30,758,178
	QCR Holdings, Inc.	37,184	3,828,093
	Radian Group, Inc.	181,035	7,058,555
	Raymond James Financial, Inc.	171,665	30,209,607
	RBB Bancorp	31,010	817,734
	Red River Bancshares, Inc.	3,558	357,757
	Regional Management Corp.	18,603	600,319
#	Regions Financial Corp.	850,277	26,316,073
	Reinsurance Group of America, Inc.	92,824	21,985,364
*	Remitly Global, Inc.	204,056	4,646,355
	RenaissanceRe Holdings Ltd.	85,190	27,259,096
#	Renasant Corp.	169,821	7,399,101
#	Republic Bancorp, Inc., Class A	40,130	3,994,540
*	Rhinebeck Bancorp, Inc.	10,442	125,304
	Richmond Mutual BanCorp, Inc.	8,215	128,565
	Riverview Bancorp, Inc.	31,957	169,372
#	RLI Corp.	138,430	8,477,453
#*	Robinhood Markets, Inc., Class A	304,215	26,332,850
#*	Rocket Cos., Inc., Class A	596,736	7,697,894
*	Root, Inc., Class A	13,515	731,837

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	S&P Global, Inc.	93,953	$38,702,059
#	S&T Bancorp, Inc.	67,997	3,546,044
	Safety Insurance Group, Inc.	27,518	2,845,086
	SB Financial Group, Inc.	12,913	339,354
	Seacoast Banking Corp. of Florida	70,693	2,455,875
*	Security National Financial Corp., Class A	45,410	425,492
	SEI Investments Co.	185,624	19,115,560
	Selective Insurance Group, Inc.	110,006	10,427,469
	ServisFirst Bancshares, Inc.	98,416	8,808,232
#*	Sezzle, Inc.	14,690	2,273,277
#	Shore Bancshares, Inc.	26,367	645,991
#	Sierra Bancorp	24,132	983,620
	Silvercrest Asset Management Group, Inc., Class A	19,557	201,046
	Simmons First National Corp., Class A	295,755	6,976,860
#*	SiriusPoint Ltd.	212,365	5,022,432
*	Skyward Specialty Insurance Group, Inc.	42,877	2,570,476
	SLM Corp.	577,290	15,006,654
	SmartFinancial, Inc.	26,928	1,411,027
#*	SoFi Technologies, Inc.	1,731,132	28,234,763
	Sound Financial Bancorp, Inc.	5,599	264,441
	South Plains Financial, Inc.	8,821	395,534
#*	Southern First Bancshares, Inc.	13,806	861,494
	Southern Missouri Bancorp, Inc.	25,343	1,961,802
	Southside Bancshares, Inc.	67,214	2,185,127
	Southstate Bank Corp.	117,765	12,375,924
	SR Bancorp, Inc.	895	17,497
	State Street Corp.	247,354	45,552,713
*††	Sterling Bancorp, Inc.	27,876	0
	Stewart Information Services Corp.	56,882	3,844,654
	Stifel Financial Corp.	185,943	15,416,534
#	Stock Yards Bancorp, Inc.	60,908	5,183,271
#*	StoneX Group, Inc.	213,522	16,349,380
*	Summit State Bank	14,814	183,545
		Shares	Value†
FINANCIALS — (Continued)
	Synchrony Financial	507,113	$38,434,094
#	T. Rowe Price Group, Inc.	207,334	23,169,574
#	Texas Capital Bancshares, Inc.	82,442	8,149,392
#	TFS Financial Corp.	269,055	4,953,303
*	Third Coast Bancshares, Inc.	3,646	159,841
	Timberland Bancorp, Inc.	14,405	645,776
	Tiptree, Inc.	83,730	1,487,882
#*	Toast, Inc., Class A	119,818	3,866,527
	Tompkins Financial Corp.	24,506	2,446,679
	Towne Bank	143,421	5,437,090
#	TPG, Inc.	33,380	1,457,371
	Tradeweb Markets, Inc., Class A	46,863	4,709,731
	Travelers Cos., Inc.	203,840	76,309,542
	TriCo Bancshares	58,784	3,382,431
*	Triumph Financial, Inc.	50,021	3,798,095
	Truist Financial Corp.	649,408	33,665,311
#*	Trupanion, Inc.	29,250	716,332
	TrustCo Bank Corp.	32,777	1,867,633
	Trustmark Corp.	134,816	6,397,019
	U.S. Bancorp	724,966	45,680,108
	U.S. Global Investors, Inc., Class A	4,338	12,407
	UMB Financial Corp.	136,809	19,937,176
	Union Bankshares, Inc.	3,042	70,057
	United Bancorp, Inc.	11,080	168,970
	United Bancshares, Inc.	2,024	78,936
	United Bankshares, Inc.	361,261	17,503,095
	United Community Banks, Inc.	188,802	6,691,143
	United Fire Group, Inc.	56,911	2,922,949
	Unity Bancorp, Inc.	18,147	1,068,677
	Universal Insurance Holdings, Inc.	50,992	2,228,860
	Univest Financial Corp.	51,189	2,264,601
	Unum Group	302,556	26,053,097
	USCB Financial Holdings, Inc.	9,556	209,945
	Valley National Bancorp	760,272	10,864,287
	Value Line, Inc.	10,518	359,610
*	Velocity Financial, Inc.	18,284	320,701
	Victory Capital Holdings, Inc., Class A	79,851	7,907,645

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Virginia National Bankshares Corp.	1,567	$71,761
	Virtu Financial, Inc., Class A	131,769	7,738,793
#	Virtus Investment Partners, Inc.	12,721	2,027,091
#	Visa, Inc., Class A	766,961	280,807,431
	Voya Financial, Inc.	174,011	17,301,914
	W.R. Berkley Corp.	306,557	22,237,645
	WaFd, Inc.	137,917	5,071,208
	Walker & Dunlop, Inc.	61,386	3,050,270
	Washington Trust Bancorp, Inc.	34,605	1,348,903
	Waterstone Financial, Inc.	33,378	684,917
	Webster Financial Corp.	303,388	23,427,621
	Wells Fargo & Co.	1,742,572	150,645,349
	WesBanco, Inc.	172,956	7,156,919
	West BanCorp, Inc.	28,498	799,369
	Westamerica BanCorp	46,666	2,806,960
	Western Alliance Bancorp	178,421	14,361,106
	Western New England Bancorp, Inc.	37,691	487,345
#	Western Union Co.	341,198	2,170,019
	Westwood Holdings Group, Inc.	23,547	451,396
#*	WEX, Inc.	48,901	9,142,531
	White Mountains Insurance Group Ltd.	6,726	14,109,332
#	Willis Towers Watson PLC	84,772	28,476,610
	Wintrust Financial Corp.	120,636	19,246,267
#	WisdomTree, Inc.	278,008	5,385,015
#*	World Acceptance Corp.	8,976	1,613,975
	WSFS Financial Corp.	97,098	7,787,260
	WVS Financial Corp.	1,480	28,357
	Zions Bancorp NA	269,231	18,765,401
TOTAL FINANCIALS			6,462,917,380
HEALTH CARE — (8.6%)
#*	10X Genomics, Inc., Class A	95,304	4,505,020
*	4D Molecular Therapeutics, Inc.	40,842	415,772
††	89bio, Inc.	73,954	25,144
	Abbott Laboratories	586,727	62,017,044
	AbbVie, Inc.	585,148	146,837,039
††	Abiomed, Inc.	32,675	510,057
#*	Acadia Healthcare Co., Inc.	90,465	2,679,573
		Shares	Value†
HEALTH CARE — (Continued)
*	ACADIA Pharmaceuticals, Inc.	168,684	$4,363,855
*	Aclaris Therapeutics, Inc.	17,089	88,863
	Acme United Corp.	7,309	415,590
*	AdaptHealth Corp.	229,941	2,483,363
*	Addus HomeCare Corp.	25,700	2,967,836
#††	Aduro Biotech, Inc.	19,543	7,426
	Agilent Technologies, Inc.	131,222	18,157,188
*	Agios Pharmaceuticals, Inc.	81,402	2,443,688
††	Akero Therapeutics, Inc.	5,102	3,316
††	Albireo Pharma, Inc.	26,553	169,408
*	Align Technology, Inc.	23,519	3,978,474
*	Alkermes PLC	195,782	9,591,360
*	Alnylam Pharmaceuticals, Inc.	14,293	2,937,497
*	Alto Neuroscience, Inc.	10,917	295,523
	Amgen, Inc.	365,932	140,942,369
#*	AMN Healthcare Services, Inc.	49,624	1,668,855
*	Amneal Pharmaceuticals, Inc.	327,358	5,997,199
*	Amphastar Pharmaceuticals, Inc.	22,796	454,552
*	Amylyx Pharmaceuticals, Inc.	27,931	567,279
*	Anavex Life Sciences Corp.	21,397	58,842
*	AngioDynamics, Inc.	85,678	1,267,178
*	ANI Pharmaceuticals, Inc.	42,851	3,395,513
*	Anika Therapeutics, Inc.	13,792	265,910
#*	Annexon, Inc.	38,801	197,691
#*	Arcus Biosciences, Inc.	111,835	3,152,629
*	ArriVent Biopharma, Inc.	5,694	169,795
*	Arrowhead Pharmaceuticals, Inc.	15,044	1,273,475
#*	Artivion, Inc.	70,902	1,902,301
*	Arvinas, Inc.	15,095	121,213
*	Astrana Health, Inc.	12,009	427,040
*	Atea Pharmaceuticals, Inc.	16,803	78,974

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	AtriCure, Inc.	55,730	$2,104,365
*	Aura Biosciences, Inc.	35,850	251,309
*	Aveanna Healthcare Holdings, Inc.	10,454	98,163
*	Axogen, Inc.	1,217	51,370
*	Aytu BioPharma, Inc.	1,710	3,813
*	Azenta, Inc.	63,239	1,778,913
	Baxter International, Inc.	8,868	231,987
*	Beam Therapeutics, Inc.	215,675	5,504,026
	Becton Dickinson & Co.	144,862	23,992,044
*	BioAge Labs, Inc.	5,408	48,888
*	Biogen, Inc.	55,657	11,295,588
*	BioLife Solutions, Inc.	91,974	2,876,947
*	BioMarin Pharmaceutical, Inc.	190,251	11,418,865
*	Bio-Rad Laboratories, Inc., Class A	27,352	8,902,529
	Bio-Techne Corp.	174,309	12,565,936
*	Bioventus, Inc., Class A	15,703	206,809
*	Boston Scientific Corp.	215,857	10,086,998
*	Bridgebio Pharma, Inc.	41,281	3,306,195
*	BrightSpring Health Services, Inc.	237,373	14,173,542
	Bristol-Myers Squibb Co.	918,107	59,961,568
#*	Brookdale Senior Living, Inc.	360,007	5,256,102
#	Bruker Corp.	206,384	12,969,171
#*	Butterfly Network, Inc.	109,620	779,398
*	Cabaletta Bio, Inc.	4,415	11,832
	Cardinal Health, Inc.	155,230	35,707,557
*	CareCloud, Inc.	3,147	7,679
*	CareDx, Inc.	77,194	3,374,150
*	Castle Biosciences, Inc.	39,055	1,093,540
#*	Celldex Therapeutics, Inc.	96,103	3,657,680
	Cencora, Inc.	125,411	39,045,461
*	Centene Corp.	393,319	24,472,308
*	Century Therapeutics, Inc.	7,447	15,043
#*	Certara, Inc.	18,350	148,635
*	CG oncology, Inc.	4,978	354,384
*	Charles River Laboratories International, Inc.	75,527	17,560,783
	Chemed Corp.	25,852	13,759,727
*††	Chinook Therapeutics, Inc.	21,057	0
		Shares	Value†
HEALTH CARE — (Continued)
	Cigna Group	128,643	$35,897,829
*	Climb Bio, Inc.	1,661	19,766
#*	Collegium Pharmaceutical, Inc.	57,468	2,033,793
*	Community Health Systems, Inc.	120,689	336,722
#	Concentra Group Holdings Parent, Inc.	233,009	7,374,735
	CONMED Corp.	41,306	1,912,468
*	Contineum Therapeutics, Inc., Class A	4,969	76,970
*	Cooper Cos., Inc.	140,571	10,166,095
*	Corbus Pharmaceuticals Holdings, Inc.	1,951	17,500
#*	Corcept Therapeutics, Inc.	46,656	5,341,645
*	CorVel Corp.	81,942	4,921,437
*	Coya Therapeutics, Inc.	3,494	14,640
*	Crinetics Pharmaceuticals, Inc.	76,858	6,419,180
*	CryoPort, Inc.	103,202	1,557,318
#*	Cullinan Therapeutics, Inc.	46,694	770,451
*	Cumberland Pharmaceuticals, Inc.	4,933	32,952
	CVS Health Corp.	644,521	67,307,328
*	Cytek Biosciences, Inc.	146,277	617,289
#*	CytomX Therapeutics, Inc.	208,397	646,031
	Danaher Corp.	195,436	38,106,111
*	DaVita, Inc.	155,909	37,432,192
#*	Denali Therapeutics, Inc.	169,195	3,894,869
	Dentsply Sirona, Inc.	216,073	2,888,896
*	Design Therapeutics, Inc.	2,000	24,360
#*	Dexcom, Inc.	156,458	13,056,420
#*	Dianthus Therapeutics, Inc.	22,810	2,438,845
#*	Disc Medicine, Inc.	28,751	2,213,827
*	Doximity, Inc., Class A	95,128	1,989,126
#*	Dyne Therapeutics, Inc.	25,634	645,464
*	Edgewise Therapeutics, Inc.	32,875	1,263,386
*	Edwards Lifesciences Corp.	203,008	17,472,899

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Elanco Animal Health, Inc.	831,398	$21,923,965
*	Electromed, Inc.	13,044	531,282
	Elevance Health, Inc.	124,444	46,771,033
	Eli Lilly & Co.	364,915	419,228,949
	Embecta Corp.	43,847	159,603
*	Emergent BioSolutions, Inc.	61,170	441,647
*	Enanta Pharmaceuticals, Inc.	4,835	60,921
	Encompass Health Corp.	205,698	22,846,877
*	Enliven Therapeutics, Inc.	33,017	1,809,662
#*	Enovis Corp.	63,364	1,847,061
	Ensign Group, Inc.	72,192	12,861,727
*	Envista Holdings Corp.	308,508	8,425,353
#*	Erasca, Inc.	17,137	311,037
*	Exagen, Inc.	3,009	13,631
*	Exelixis, Inc.	390,694	20,718,503
*	EyePoint, Inc.	53,160	651,210
*	Fortrea Holdings, Inc.	111,060	2,129,020
*	Fulcrum Therapeutics, Inc.	41,663	149,154
*	Fulgent Genetics, Inc.	34,891	577,446
*	GE HealthCare Technologies, Inc.	181,023	12,313,184
	Gilead Sciences, Inc.	743,690	96,835,875
*	Ginkgo Bioworks Holdings, Inc.	24,476	198,011
*	Globus Medical, Inc., Class A	115,988	9,138,695
*	GoodRx Holdings, Inc., Class A	113,835	349,473
#*	GRAIL, Inc.	35,533	2,436,142
*	Guardant Health, Inc.	4,472	724,419
*	Guardian Pharmacy Services, Inc., Class A	3,763	148,751
#*	Haemonetics Corp.	64,313	5,501,334
#*	Halozyme Therapeutics, Inc.	162,942	13,449,233
*	Harmony Biosciences Holdings, Inc.	79,857	2,814,161
#*	Harrow, Inc.	21,937	850,498
	HCA Healthcare, Inc.	35,034	14,104,338
#*	HealthEquity, Inc.	97,220	9,781,304
	HealthStream, Inc.	38,482	1,079,035
*	Henry Schein, Inc.	202,655	17,377,666
††	HilleVax, Inc.	5,210	576
»	Hologic, Inc.	1,605	16
	Humana, Inc.	80,513	29,295,460
*	ICON PLC	44,151	7,221,558
*	ICU Medical, Inc.	29,926	5,042,830
#*	Ideaya Biosciences, Inc.	95,320	3,383,860
		Shares	Value†
HEALTH CARE — (Continued)
*	IDEXX Laboratories, Inc.	44,223	$24,723,753
*	Illumina, Inc.	63,522	13,028,362
#*††	IMARA, Inc.	6,186	0
*	ImmuCell Corp.	18,384	206,085
*	Incyte Corp.	187,943	22,462,947
*	Indivior Pharmaceuticals, Inc.	106,724	4,270,027
*	InfuSystem Holdings, Inc.	40,643	371,477
*	Innovage Holding Corp.	13,858	157,427
*	Innoviva, Inc.	100,306	2,103,417
*	Inogen, Inc.	3,001	19,356
*	Insmed, Inc.	8,769	864,623
*	Insulet Corp.	15,663	2,589,877
*	Integer Holdings Corp.	54,710	6,631,399
*	Integra LifeSciences Holdings Corp.	66,530	1,107,725
#*	Intellia Therapeutics, Inc.	227,639	2,431,185
*	Intuitive Surgical, Inc.	39,129	13,825,450
*	IQVIA Holdings, Inc.	93,863	22,059,682
	iRadimed Corp.	6,843	621,755
*	Ironwood Pharmaceuticals, Inc.	88,288	373,458
#*	Jazz Pharmaceuticals PLC	91,304	23,087,129
	Johnson & Johnson	1,299,480	333,121,698
#*	Joint Corp.	22,260	184,535
*	Kewaunee Scientific Corp.	6,314	225,536
»	Kezar Life Sciences, Inc.	1,725	578
*	Kiniksa Pharmaceuticals International PLC	68,093	5,062,034
*	Krystal Biotech, Inc.	34,803	11,871,999
#*	Kura Oncology, Inc.	80,933	729,206
#*	Kymera Therapeutics, Inc.	49,402	5,108,167
*	Kyverna Therapeutics, Inc.	4,308	31,448
	Labcorp Holdings, Inc.	86,550	26,761,260
#*	Lantheus Holdings, Inc.	115,189	11,477,432
#	LeMaitre Vascular, Inc.	28,072	2,844,255
*	LENSAR, Inc.	682	3,417
*	Lexeo Therapeutics, Inc.	66,500	274,645
*	LifeStance Health Group, Inc.	315,381	3,305,193

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Ligand Pharmaceuticals, Inc.	31,885	$9,168,213
*	Lipocine, Inc.	32	68
*	Liquidia Corp.	2,168	182,350
#*	LivaNova PLC	74,854	5,998,800
*	Lyell Immunopharma, Inc.	1,418	18,349
#*	MannKind Corp.	149,032	582,715
*	Maravai LifeSciences Holdings, Inc., Class A	11,602	76,225
	McKesson Corp.	18,698	16,009,041
*	Medpace Holdings, Inc.	34,137	19,700,804
	Medtronic PLC	420,257	35,885,745
	Merck & Co., Inc.	930,075	121,095,765
*	Merit Medical Systems, Inc.	71,839	6,107,033
*††	Merrimack Pharmaceuticals, Inc.	2,035	0
	Mesa Laboratories, Inc.	5,500	554,455
*	Mettler-Toledo International, Inc.	11,140	15,777,582
††	Mirati Therapeutics, Inc.	32,564	97,041
#*	Moderna, Inc.	42,361	2,322,230
*	Molina Healthcare, Inc.	60,891	11,911,497
#*	Monte Rosa Therapeutics, Inc.	83,201	1,374,481
*	Natera, Inc.	34,508	9,239,862
#	National HealthCare Corp.	28,207	6,375,628
*	Neogen Corp.	234,599	2,824,572
*	NeoGenomics, Inc.	179,642	2,746,726
*††	Neoleukin Therapeutics, Inc.	1,526	0
*	Neurocrine Biosciences, Inc.	81,984	13,674,931
*	Novocure Ltd.	33,305	494,246
	NRC Health	36,156	705,404
*	Nurix Therapeutics, Inc.	24,120	559,825
#*	Olema Pharmaceuticals, Inc.	75,173	860,731
*»	OmniAb, Inc. (2200963D US)	13,783	0
*»	OmniAb, Inc. (2200964D US)	13,783	0
*	OmniAb, Inc. (OABI UQ)	78,606	155,640
*	Omnicell, Inc.	73,625	2,604,116
		Shares	Value†
HEALTH CARE — (Continued)
*††	Opiant Pharmaceuticals, Inc.	5,178	$0
#*	Option Care Health, Inc.	166,247	3,828,668
	Oramed Pharmaceuticals, Inc.	23,349	95,030
*	OraSure Technologies, Inc.	115,021	465,835
*	Organogenesis Holdings, Inc.	142,374	337,426
	Organon & Co.	130,585	1,769,427
#*	ORIC Pharmaceuticals, Inc.	111,513	1,234,449
*	Orthofix Medical, Inc.	10,726	126,567
*	OrthoPediatrics Corp.	6,700	135,273
*	Pacira BioSciences, Inc.	87,755	2,317,610
#*	PACS Group, Inc.	17,229	792,706
*††	PDL BioPharma, Inc.	458,319	142,079
#*	Pediatrix Medical Group, Inc.	141,792	3,758,906
*	Pennant Group, Inc.	41,885	1,688,803
#*	Penumbra, Inc.	25,454	8,175,570
*	Personalis, Inc.	44,300	560,838
	Pfizer, Inc.	2,032,441	50,831,349
	Phibro Animal Health Corp., Class A	28,441	1,033,262
††	Poseida Therapeutics, Inc.	45,912	65,654
*	Precipio, Inc.	100	2,165
#*	Prestige Consumer Healthcare, Inc.	64,362	3,232,260
*	Privia Health Group, Inc.	113,115	2,677,432
*	Pro-Dex, Inc.	4,857	284,475
*	Progyny, Inc.	110,513	3,440,270
*	Protara Therapeutics, Inc.	14,686	57,569
*	PTC Therapeutics, Inc.	53,665	3,649,757
*	Puma Biotechnology, Inc.	5,406	42,870
	Quest Diagnostics, Inc.	151,722	35,352,743
#*	RadNet, Inc.	106,443	6,788,935
*	Rafael Holdings, Inc., Class B	20,215	39,217
	Regeneron Pharmaceuticals, Inc.	34,906	26,620,363
#*	REGENXBIO, Inc.	7,621	73,847
#*	Relay Therapeutics, Inc.	231,017	4,350,050
*	Repligen Corp.	58,117	8,195,078

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Replimune Group, Inc.	31,425	$351,960
#	ResMed, Inc.	71,844	15,157,647
*	Revolution Medicines, Inc.	127,827	23,971,397
	Revvity, Inc.	146,797	16,517,598
#*	Rigel Pharmaceuticals, Inc.	9,472	348,664
*	Roivant Sciences Ltd.	861,632	29,217,941
*	Sagimet Biosciences, Inc., Class A	2,492	17,718
#*	Schrodinger, Inc.	63,492	961,269
*	Sensus Healthcare, Inc.	22,487	65,437
*	Shattuck Labs, Inc.	3,829	27,071
#*	SI-BONE, Inc.	48,673	864,432
	SIGA Technologies, Inc.	97,447	318,652
#*	Simulations Plus, Inc.	2,854	52,028
*	Solid Biosciences, Inc.	13,765	110,946
*	Solventum Corp.	35,747	3,054,224
*	Sotera Health Co.	358,515	6,403,078
#*	STAAR Surgical Co.	28,911	704,272
	STERIS PLC	78,539	17,938,308
#*	Stoke Therapeutics, Inc.	25,343	731,399
#*	Strata Critical Medical, Inc.	103,123	517,677
	Stryker Corp.	75,151	24,476,681
*	Supernus Pharmaceuticals, Inc.	110,241	4,920,056
#*	Surgery Partners, Inc.	146,253	2,252,296
#*	Tactile Systems Technology, Inc.	33,995	957,639
*	Talkspace, Inc.	18,962	98,982
#*	Teladoc Health, Inc.	209,482	1,405,624
#	Teleflex, Inc.	38,789	5,302,844
*	Tenax Therapeutics, Inc.	1,090	14,933
*	Tenet Healthcare Corp.	139,651	35,580,282
*	TG Therapeutics, Inc.	14,845	772,385
*	Theravance Biopharma, Inc.	29,558	498,348
	Thermo Fisher Scientific, Inc.	83,745	48,094,754
*††	Third Harmonic Bio, Inc.	968	0
#*	TransMedics Group, Inc.	20,221	1,547,109
*	Tyra Biosciences, Inc.	2,940	93,727
#	U.S. Physical Therapy, Inc.	25,841	2,042,989
		Shares	Value†
HEALTH CARE — (Continued)
#*	UFP Technologies, Inc.	11,627	$2,962,327
*	United Therapeutics Corp.	53,489	27,691,790
	UnitedHealth Group, Inc.	292,165	121,073,176
	Universal Health Services, Inc., Class B	75,913	12,786,786
*	Upstream Bio, Inc.	8,066	50,896
	Utah Medical Products, Inc.	6,179	435,743
*	Vanda Pharmaceuticals, Inc.	87,953	448,560
*	Varex Imaging Corp.	49,489	553,782
*	Vaxcyte, Inc.	2,738	148,071
*	Veeva Systems, Inc., Class A	47,287	9,636,145
*	Veracyte, Inc.	126,552	5,861,889
*	Vericel Corp.	23,118	1,062,503
*	Vertex Pharmaceuticals, Inc.	74,228	35,414,179
	Viatris, Inc.	959,517	16,849,119
#*	Vir Biotechnology, Inc.	186,786	1,617,567
#*	Viridian Therapeutics, Inc.	24,726	467,816
*	Waters Corp.	76,470	28,852,896
	West Pharmaceutical Services, Inc.	47,271	16,117,520
#*	Xencor, Inc.	26,410	533,746
»	XOMA Royalty Corp.	3,008	3,519
*	Zentalis Pharmaceuticals, Inc.	5,900	27,966
#*	Zevra Therapeutics, Inc.	33,039	314,201
#	Zimmer Biomet Holdings, Inc.	139,081	13,063,878
	Zoetis, Inc.	188,364	14,558,654
*	Zymeworks, Inc.	59,341	1,301,942
TOTAL HEALTH CARE			3,372,734,333
INDUSTRIALS — (13.7%)
#*	3D Systems Corp.	134,152	354,161
	3M Co.	203,276	35,833,493
#	A.O. Smith Corp.	205,874	12,379,204
#	AAON, Inc.	87,028	7,750,714
*	AAR Corp.	59,952	8,395,678
#	ABM Industries, Inc.	109,497	5,246,001
#	ACCO Brands Corp.	117,521	495,939
	Acuity, Inc.	37,731	12,390,483
	Advanced Drainage Systems, Inc.	119,635	16,567,055

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Aebi Schmidt Holding AG	46,434	$598,534
	AECOM	182,809	13,233,544
*	AerSale Corp.	5,923	36,723
#	AGCO Corp.	193,926	19,811,480
*	Air Industries Group	3,715	9,956
#	Alamo Group, Inc.	20,130	3,202,280
*	Alaska Air Group, Inc.	206,364	9,791,972
	Albany International Corp., Class A	51,680	3,850,677
*	Allegiant Travel Co.	44,030	4,318,462
	Allegion PLC	137,584	21,655,722
	Allient, Inc.	30,644	2,680,124
	Allison Transmission Holdings, Inc.	231,323	26,495,736
*	Alpha Pro Tech Ltd.	28,782	141,895
*	Alta Equipment Group, Inc.	36,216	238,301
#*	Amentum Holdings, Inc.	116,974	2,596,823
#*	Ameresco, Inc., Class A	41,013	864,144
*	American Airlines Group, Inc.	548,426	8,374,465
*	American Superconductor Corp.	36,067	1,059,288
	AMETEK, Inc.	188,163	45,480,879
*	API Group Corp.	349,390	13,863,795
	Apogee Enterprises, Inc.	38,560	1,526,976
	Applied Industrial Technologies, Inc.	56,047	19,347,985
	ArcBest Corp.	41,036	5,923,547
	Arcosa, Inc.	88,530	12,854,556
	Argan, Inc.	14,932	8,517,661
	Armstrong World Industries, Inc.	65,338	11,411,935
*	Art's-Way Manufacturing Co., Inc.	4,486	9,690
	Astec Industries, Inc.	30,332	1,536,619
#*	Astronics Corp. (ATRO US)	24,541	1,705,354
#*	Astronics Corp. (ATROB US), Class B	42,932	2,963,167
*	ATI, Inc.	225,110	42,194,618
	Atkore, Inc.	55,942	4,081,528
#	Atmus Filtration Technologies, Inc.	73,300	3,784,479
	Automatic Data Processing, Inc.	271,074	72,230,378
#*	Avis Budget Group, Inc.	12,750	1,752,360
*	Axon Enterprise, Inc.	16,723	8,825,730
#	AZZ, Inc.	45,231	6,545,830
		Shares	Value†
INDUSTRIALS — (Continued)
	Barrett Business Services, Inc.	39,847	$1,555,627
	BGSF, Inc.	1,526	8,469
*	Bloom Energy Corp., Class A	14,134	2,908,919
#*	Blue Bird Corp.	56,161	4,177,817
*	BlueLinx Holdings, Inc.	8,184	443,736
#*	Boeing Co.	124,648	26,941,419
	Boise Cascade Co.	102,308	7,814,285
	Booz Allen Hamilton Holding Corp.	124,558	8,684,184
*	Bowman Consulting Group Ltd.	3,273	87,880
	Brady Corp., Class A	66,111	6,232,284
*	BrightView Holdings, Inc.	100,369	1,308,812
#	Brink's Co.	63,353	7,504,163
	Broadridge Financial Solutions, Inc.	93,434	14,384,164
*	Broadwind, Inc.	4,998	19,992
*	Builders FirstSource, Inc.	176,702	11,740,081
	BWX Technologies, Inc.	103,072	17,388,246
*	Byrna Technologies, Inc.	14,792	67,304
*	CACI International, Inc., Class A	29,061	14,465,113
*	Cadeler AS (CDLR US), ADR	5,601	127,199
#	Cadre Holdings, Inc.	37,655	1,160,904
#	Carlisle Cos., Inc.	51,711	18,611,823
	Carpenter Technology Corp.	102,531	53,281,259
	Carrier Global Corp.	463,560	28,652,644
#*	Casella Waste Systems, Inc., Class A	55,503	4,979,174
	Caterpillar, Inc.	321,812	262,215,636
*	CBIZ, Inc.	89,026	4,903,552
*	CECO Environmental Corp.	103,068	6,791,151
	CH Robinson Worldwide, Inc.	134,589	19,882,833
#*	Cimpress PLC	24,827	2,450,425
	Cintas Corp.	120,681	24,694,953
#*	Civeo Corp.	17,090	538,506
*	Clean Harbors, Inc.	96,615	30,228,901
#	CNH Industrial NV	981,018	10,055,434
	Columbus McKinnon Corp.	38,435	736,799
	Comfort Systems USA, Inc.	23,036	39,845,139
	CompX International, Inc.	9,138	258,697
#	Concentrix Corp.	78,934	1,941,776

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Concrete Pumping Holdings, Inc.	52,436	$510,202
*	Conduent, Inc.	145,300	228,121
#*	Construction Partners, Inc., Class A	51,821	5,355,700
	Copa Holdings SA, Class A	39,347	5,556,583
*	Copart, Inc.	251,984	7,337,774
*	Core & Main, Inc., Class A	203,410	8,943,938
*	Costamare Bulkers Holdings Ltd.	44,180	864,161
	Costamare, Inc.	324,279	5,052,267
	Covenant Logistics Group, Inc.	36,991	1,313,920
*»	CPI Aerostructures, Inc.	27,297	136,758
	CRA International, Inc.	18,595	3,329,063
	Crane Co.	69,158	14,762,467
#	CSW Industrials, Inc.	21,221	6,768,014
	CSX Corp.	1,859,727	93,730,241
	Cummins, Inc.	121,273	76,911,337
	Curtiss-Wright Corp.	34,513	24,987,412
*	Custom Truck One Source, Inc.	27,422	278,333
	Deere & Co.	183,569	108,795,839
	Delta Air Lines, Inc.	873,423	76,372,107
#	Deluxe Corp.	57,390	1,484,679
*	Distribution Solutions Group, Inc.	51,658	1,785,817
*	DLH Holdings Corp.	21,039	102,670
*	DNOW, Inc.	276,727	3,907,385
	Donaldson Co., Inc.	205,150	19,333,336
	Douglas Dynamics, Inc.	42,171	1,861,006
	Dover Corp.	140,733	28,796,786
*	Ducommun, Inc.	26,890	4,813,848
	DuPont de Nemours, Inc.	76,334	10,457,758
*	DXP Enterprises, Inc.	37,585	5,901,597
#*	Dycom Industries, Inc.	45,694	18,326,493
#	Eastern Co.	10,204	242,039
	Eaton Corp. PLC	114,490	47,536,248
	EMCOR Group, Inc.	30,582	24,387,004
	Emerson Electric Co.	188,396	28,225,489
#*	Energy Recovery, Inc.	28,503	246,551
	Enerpac Tool Group Corp.	77,499	2,769,814
#	EnerSys	55,829	10,386,985
	Ennis, Inc.	51,189	1,115,920
	Enpro, Inc.	38,091	11,957,527
*	Enviri Corp.	48,437	1,074,333
	Equifax, Inc.	101,131	17,457,233
#	Esab Corp.	79,954	6,918,420
	ESCO Technologies, Inc.	43,587	13,742,545
		Shares	Value†
INDUSTRIALS — (Continued)
	Espey Mfg. & Electronics Corp.	4,614	$273,010
*	Everus Construction Group, Inc.	81,928	10,276,229
	EVI Industries, Inc.	1,292	18,178
*	ExlService Holdings, Inc.	176,694	5,995,227
	Expeditors International of Washington, Inc.	181,697	30,505,109
	Exponent, Inc.	49,995	3,342,166
#	Fastenal Co.	1,081,576	51,601,991
	Federal Signal Corp.	91,280	11,405,436
	FedEx Corp.	191,916	58,994,978
*	Fedex Freight Holding Co., Inc.	95,958	13,484,978
	Ferguson Enterprises, Inc.	175,779	41,190,293
	Flowserve Corp.	185,050	14,061,949
*	Fluor Corp.	162,840	8,169,683
	Fortive Corp.	253,715	15,022,465
	Fortune Brands Innovations, Inc.	186,032	9,163,936
#*	Franklin Covey Co.	24,622	528,142
	Franklin Electric Co., Inc.	66,794	6,994,668
*	FreightCar America, Inc.	8,587	68,438
#*	Frontier Group Holdings, Inc.	129,089	871,351
#	FTAI Aviation Ltd.	74,057	15,255,742
#	FTAI Infrastructure, Inc.	11,782	43,947
#*	FTI Consulting, Inc.	58,304	9,292,492
#*	FuelCell Energy, Inc.	18,781	405,857
*	Gates Industrial Corp. Ltd.	304,601	8,522,736
#	GATX Corp.	66,921	11,970,159
	GE Vernova, Inc.	108,306	107,254,349
	Genco Shipping & Trading Ltd.	78,751	2,011,301
*	Gencor Industries, Inc.	19,196	273,351
*	Generac Holdings, Inc.	60,272	11,880,214
	General Dynamics Corp.	129,173	49,527,512
	General Electric Co.	433,225	155,991,326
	Genpact Ltd.	383,167	13,475,983
#*	Gibraltar Industries, Inc.	51,619	2,181,419
	Global Industrial Co.	60,553	2,164,164
	Gorman-Rupp Co.	42,953	3,487,354
	Graco, Inc.	131,445	10,434,104
*	Graham Corp.	23,254	2,230,059
#	Granite Construction, Inc.	65,746	7,953,294
	Greenbrier Cos., Inc.	49,020	2,414,235

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Griffon Corp.	56,453	$4,864,555
*	GXO Logistics, Inc.	207,107	10,388,487
#*	Hayward Holdings, Inc.	300,394	4,544,961
*	Healthcare Services Group, Inc.	123,260	2,871,958
#	Heartland Express, Inc.	83,455	1,020,655
#	HEICO Corp. (HEI US)	24,006	8,554,778
	HEICO Corp. (HEIA US), Class A	39,491	10,160,244
	Helios Technologies, Inc.	56,446	4,397,708
#	Herc Holdings, Inc.	74,905	11,246,237
#	Hexcel Corp.	133,760	13,770,592
*	Hillman Solutions Corp.	214,725	1,689,886
	HireQuest, Inc.	871	11,253
#	HNI Corp.	82,889	3,730,834
*	Honeywell Aerospace, Inc.	189,658	39,209,895
	Honeywell International, Inc.	189,658	46,096,377
#	Howmet Aerospace, Inc.	80,296	22,664,349
	Hub Group, Inc., Class A	114,161	5,311,911
	Hubbell, Inc.	63,682	30,092,929
	Huntington Ingalls Industries, Inc.	47,137	15,387,874
*	Hurco Cos., Inc.	8,054	167,845
*	Huron Consulting Group, Inc.	54,092	8,209,543
*	Hyliion Holdings Corp.	14,520	51,691
	Hyster-Yale, Inc.	20,351	680,334
*	IBEX Holdings Ltd.	14,652	517,802
	ICF International, Inc.	32,605	2,638,397
	IDEX Corp.	66,146	15,243,346
#*	IES Holdings, Inc.	17,794	13,248,345
	Illinois Tool Works, Inc.	211,517	60,694,803
	Ingersoll Rand, Inc.	280,410	23,380,586
#*	Innodata, Inc.	37,297	2,343,371
*	Innovative Solutions & Support, Inc.	29,317	536,208
#	Insperity, Inc.	10,001	506,151
	Insteel Industries, Inc.	26,437	810,294
	Interface, Inc.	88,460	3,030,640
	ITT, Inc.	96,037	18,821,331
#	Jacobs Solutions, Inc.	110,266	14,878,191
*	Janus International Group, Inc.	158,560	813,413
	JB Hunt Transport Services, Inc.	127,775	34,722,856
	JBT Marel Corp.	928	128,500
*	JetBlue Airways Corp.	559,115	3,371,463
		Shares	Value†
INDUSTRIALS — (Continued)
	Johnson Controls International PLC	318,085	$46,650,346
#	Kadant, Inc.	17,516	5,386,170
	Karat Packaging, Inc.	2,335	93,960
	KBR, Inc.	314,884	11,527,903
	Kelly Services, Inc., Class A	43,352	643,344
	Kennametal, Inc.	127,128	4,318,538
	Kforce, Inc.	57,442	3,260,982
*	Kirby Corp.	138,419	18,152,268
	Knight-Swift Transportation Holdings, Inc.	286,465	19,917,911
	Korn Ferry	94,399	7,766,206
*	Kratos Defense & Security Solutions, Inc.	322,954	15,049,656
*	L.B. Foster Co., Class A	23,899	982,966
	L3Harris Technologies, Inc.	97,703	27,069,593
	Landstar System, Inc.	76,198	13,317,124
#*	Legalzoom.com, Inc.	192,542	1,515,306
	Leidos Holdings, Inc.	124,265	14,365,034
	Lennox International, Inc.	33,185	13,800,978
	Leonardo DRS, Inc.	80,220	3,694,131
#*	Limbach Holdings, Inc.	14,264	1,022,729
	Lincoln Electric Holdings, Inc.	70,025	18,298,233
#	Lindsay Corp.	16,083	1,782,318
*	Liquidity Services, Inc.	49,852	1,943,231
*	Loar Holdings, Inc.	48,112	3,293,266
	Lockheed Martin Corp.	161,715	94,237,799
	Louisiana-Pacific Corp.	104,567	7,573,788
	LSI Industries, Inc.	56,599	1,323,851
	Luxfer Holdings PLC	39,886	679,259
*	Lyft, Inc., Class A	158,316	2,510,892
*	Manitowoc Co., Inc.	67,190	930,581
	ManpowerGroup, Inc.	6,189	324,427
	Marten Transport Ltd.	142,040	2,100,772
	Masco Corp.	159,092	11,371,896
*	MasTec, Inc.	97,594	25,676,981
*	Mastech Digital, Inc.	18,872	146,447
#*	Masterbrand, Inc.	246,292	2,031,909
*	Matrix Service Co.	51,137	593,189
#	Matson, Inc.	57,278	11,603,950
	Maximus, Inc.	86,997	5,241,569
*	Mayville Engineering Co., Inc.	14,589	374,500
	McGrath RentCorp	28,724	3,307,569
#*	Mercury Systems, Inc.	108,146	10,500,977
*	Middleby Corp.	80,035	10,691,075

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Midera Food Processing, Inc.	80,035	$3,837,678
	Miller Industries, Inc.	17,318	871,095
#	MillerKnoll, Inc.	92,951	2,093,257
*	Mistras Group, Inc.	20,847	317,083
*	Mobility Global, Inc.	89,725	1,828,595
*	Modine Manufacturing Co.	28,759	5,782,285
	Moog, Inc., Class A	43,070	16,790,839
	MSA Safety, Inc.	56,948	10,835,496
#	MSC Industrial Direct Co., Inc., Class A	89,467	11,040,228
	Mueller Industries, Inc.	275,820	18,317,206
	Mueller Water Products, Inc., Class A	236,332	5,965,020
*	MYR Group, Inc.	30,748	10,245,849
	National Presto Industries, Inc.	13,424	1,629,942
*	Nephros, Inc.	2,725	9,238
#*	Nextpower, Inc., Class A	128,223	11,523,401
	NL Industries, Inc.	244,901	1,405,732
	Nordson Corp.	54,310	16,172,432
	Norfolk Southern Corp.	150,224	50,397,148
	Northrop Grumman Corp.	51,348	27,855,263
*	NPK International, Inc.	207,335	2,589,614
	nVent Electric PLC	168,869	25,977,118
*	NWPX Infrastructure, Inc.	17,470	2,150,208
	Old Dominion Freight Line, Inc.	114,928	24,380,826
	Omega Flex, Inc.	10,491	309,065
#*	Onterris, Inc.	42,968	901,898
*	OPENLANE, Inc.	193,245	7,683,421
*	Optex Systems Holdings, Inc.	1,476	16,664
*	Orion Energy Systems, Inc.	1,121	11,322
*	Orion Group Holdings, Inc.	60,726	593,900
#	Oshkosh Corp.	132,150	18,819,481
	Otis Worldwide Corp.	256,975	18,489,351
	Owens Corning	171,211	23,781,208
	PACCAR, Inc.	461,810	61,272,951
#*	Palladyne AI Corp.	5,149	26,929
*	PAMT Corp.	56,632	912,625
	Pangaea Logistics Solutions Ltd.	89,190	678,736
	Park Aerospace Corp.	30,187	1,023,339
	Parker-Hannifin Corp.	51,869	50,651,635
#	Park-Ohio Holdings Corp.	36,313	1,449,978
#*	Parsons Corp.	107,029	4,731,752
		Shares	Value†
INDUSTRIALS — (Continued)
#	Paychex, Inc.	201,111	$23,497,809
	Paycom Software, Inc.	45,176	7,407,057
*	Paylocity Holding Corp.	57,836	7,975,295
	Pentair PLC	210,671	13,786,310
*	Perma-Fix Environmental Services, Inc.	16,838	279,511
*	Perma-Pipe International Holdings, Inc.	14,584	352,204
*	Pioneer Power Solutions, Inc.	3,944	11,477
#	Pitney Bowes, Inc.	160,336	2,810,690
#*	Planet Labs PBC	225,420	4,616,602
#*	Plug Power, Inc.	1,252,531	2,580,214
#	Powell Industries, Inc.	69,948	14,596,749
*	Power Solutions International, Inc.	9,855	272,097
	Preformed Line Products Co.	10,004	3,571,228
	Primoris Services Corp.	85,553	7,221,529
*	Proto Labs, Inc.	40,605	3,047,405
	Quad/Graphics, Inc.	71,371	741,545
#	Quanex Building Products Corp.	28,224	503,516
	Quanta Services, Inc.	19,597	13,078,254
*	Quest Resource Holding Corp.	19,515	24,784
#*	QXO, Inc.	700,613	9,318,153
*	Radiant Logistics, Inc.	104,745	863,099
*	RBC Bearings, Inc.	32,227	17,767,067
*	RCM Technologies, Inc.	616	17,427
	Regal Rexnord Corp.	117,764	24,168,706
	Republic Services, Inc.	115,471	24,312,419
*	Resideo Technologies, Inc.	242,226	8,308,352
#	Robert Half, Inc.	13,399	506,482
#*	Rocket Lab Corp.	126,244	8,199,548
	Rockwell Automation, Inc.	76,321	36,640,186
	Rollins, Inc.	311,704	11,835,401
	RTX Corp.	685,529	147,539,551
#	Rush Enterprises, Inc. (RUSHA US), Class A	127,605	10,181,603
	Rush Enterprises, Inc. (RUSHB US), Class B	10,841	842,671
#*	RXO, Inc.	232,027	4,698,547
	Ryder System, Inc.	73,497	18,846,101
*	Saia, Inc.	26,299	9,142,321

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Schneider National, Inc., Class B	107,003	$3,824,287
#	Science Applications International Corp.	82,923	9,712,771
	Sensata Technologies Holding PLC	143,096	6,623,914
#*	Shoals Technologies Group, Inc., Class A	196,841	1,720,390
#*	SIFCO Industries, Inc.	7,118	183,502
	Simpson Manufacturing Co., Inc.	63,093	11,845,080
*	SiteOne Landscape Supply, Inc.	64,310	6,073,436
*	SkyWest, Inc.	72,754	7,782,495
	Snap-on, Inc.	55,011	22,577,064
	Southwest Airlines Co.	743,209	33,422,109
*	SPX Technologies, Inc.	61,906	13,595,796
	SS&C Technologies Holdings, Inc.	195,982	15,100,413
#*	StandardAero, Inc.	68,447	2,006,182
#	Standex International Corp.	18,209	5,398,968
	Stanley Black & Decker, Inc.	115,728	10,945,554
*	Star Equity Holdings, Inc.	16,688	178,895
*	Sterling Infrastructure, Inc.	29,012	17,313,491
#*	Sunrun, Inc.	323,616	3,174,673
*	Symbotic, Inc.	7,084	304,966
#	TaskUS, Inc., Class A	42,105	255,577
#*	Taylor Devices, Inc.	5,209	267,378
*	Team, Inc.	204	3,550
*	TechPrecision Corp.	2,805	13,240
#	Tecnoglass Holdings, Inc.	49,619	2,155,449
#	Tennant Co.	31,455	2,643,164
	Terex Corp.	287,383	18,059,148
	Tetra Tech, Inc.	344,745	11,431,744
	Textron, Inc.	181,789	15,499,330
#*	TIC Solutions, Inc.	140,140	1,024,423
	Timken Co.	125,484	17,260,324
*	Titan International, Inc.	116,262	839,412
#*	Titan Machinery, Inc.	44,287	752,436
	Toro Co.	161,724	14,857,584
	Trane Technologies PLC	67,642	30,773,728
#*	Transcat, Inc.	17,121	1,461,620
	TransDigm Group, Inc.	10,710	13,434,410
	TransUnion	152,374	11,979,644
		Shares	Value†
INDUSTRIALS — (Continued)
*	Trex Co., Inc.	131,472	$5,700,626
	TriNet Group, Inc.	55,299	3,640,333
	Trinity Industries, Inc.	145,686	4,551,231
*	TrueBlue, Inc.	16,442	116,409
	Tutor Perini Corp.	103,591	8,675,746
	Twin Disc, Inc.	21,208	483,754
*	Uber Technologies, Inc.	243,695	17,146,380
#	UFP Industries, Inc.	105,525	9,153,238
#*	U-Haul Holding Co. (UHAL US)	24,475	1,735,522
	U-Haul Holding Co. (UHAL/B US)	278,687	17,440,232
#	UL Solutions, Inc., Class A	46,509	4,262,085
*	Ultralife Corp.	41,439	215,068
	UniFirst Corp.	23,201	6,797,429
	Union Pacific Corp.	417,017	121,823,176
*	United Airlines Holdings, Inc.	426,603	51,759,742
	United Parcel Service, Inc., Class B	312,984	32,619,192
	United Rentals, Inc.	72,282	78,011,071
#	Universal Logistics Holdings, Inc.	27,098	362,571
*	Upwork, Inc.	30,305	277,594
*	V2X, Inc.	58,823	5,308,188
	Valmont Industries, Inc.	29,638	14,276,625
	Veralto Corp.	223,281	21,026,372
	Verisk Analytics, Inc.	121,456	23,665,702
#	Vertiv Holdings Co., Class A	182,574	44,104,401
*	Vicor Corp.	49,821	10,331,381
	Virco Mfg. Corp.	31,667	191,585
*	VirTra, Inc.	14,076	43,495
#	VSE Corp.	32,889	6,393,293
#	Wabash National Corp.	58,529	735,124
	Waste Management, Inc.	266,340	60,339,327
#	Watsco, Inc. (WSO US)	25,422	7,863,025
»	Watsco, Inc. (WSO/B US), Class B	4,958	1,595,286
	Watts Water Technologies, Inc., Class A	41,364	14,303,258
	Werner Enterprises, Inc.	102,358	3,830,236
	WESCO International, Inc.	52,319	17,971,053
	Westinghouse Air Brake Technologies Corp.	136,162	39,604,079
*»	Wilhelmina International, Inc.	2,000	1,000

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Willdan Group, Inc.	19,610	$1,343,873
#	Willis Lease Finance Corp.	31,761	2,265,512
	WillScot Holdings Corp.	494,759	12,012,749
	Woodward, Inc.	54,190	19,549,042
	Worthington Enterprises, Inc.	75,062	4,219,235
	WW Grainger, Inc.	40,749	56,324,083
#*	XPO, Inc.	149,079	29,960,407
	Xylem, Inc.	193,441	22,626,794
#	Zurn Elkay Water Solutions Corp., Class C	196,055	9,902,738
TOTAL INDUSTRIALS			5,380,694,130
INFORMATION TECHNOLOGY — (27.7%)
	A10 Networks, Inc.	77,989	2,306,135
	Accenture PLC, Class A	214,848	35,647,580
*	ACI Worldwide, Inc.	154,944	8,882,940
*	ACM Research, Inc., Class A	35,044	2,749,903
#	Adeia, Inc.	199,086	5,305,642
*	Adobe, Inc.	74,188	18,577,417
*	ADTRAN Holdings, Inc.	91,578	779,329
	Advanced Energy Industries, Inc.	56,799	16,444,446
*	Advanced Micro Devices, Inc.	152,726	72,720,485
*	Agilysys, Inc.	19,157	2,014,550
#*	Akamai Technologies, Inc.	159,798	18,405,534
*	Alarm.com Holdings, Inc.	44,384	2,430,024
#*	Alithya Group, Inc., Class A	11,811	9,317
#*	Allegro MicroSystems, Inc.	151,904	6,304,016
#*	Alpha & Omega Semiconductor Ltd.	55,134	1,749,953
#*	Ambarella, Inc.	59,856	5,147,616
#	Amdocs Ltd.	131,809	7,344,397
	Amkor Technology, Inc.	601,391	29,991,369
	Amphenol Corp., Class A	315,383	50,682,048
*	Amplitude, Inc., Class A	39,746	352,944
*	Amtech Systems, Inc.	21,237	325,776
	Analog Devices, Inc.	153,770	56,496,636
#*	Appfolio, Inc., Class A	13,797	2,486,081
	Apple, Inc.	6,701,599	2,070,190,947
	Applied Materials, Inc.	213,786	108,532,739
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Applied Optoelectronics, Inc.	809	$76,305
*	AppLovin Corp., Class A	104,972	41,558,415
*	Arista Networks, Inc.	111,428	20,096,040
*	Arrow Electronics, Inc.	92,797	20,097,046
*	Astera Labs, Inc.	17,273	5,375,876
*	AstroNova, Inc.	16,656	482,191
*	Atlassian Corp., Class A	15,287	1,544,216
#*	Aurora Innovation, Inc.	681,907	4,398,300
*	Autodesk, Inc.	83,383	19,528,299
*	AvePoint, Inc.	177,830	2,317,125
*	Aviat Networks, Inc.	23,840	488,243
	Avnet, Inc.	150,371	13,358,960
#*	Axcelis Technologies, Inc.	45,055	5,874,271
#*	AXT, Inc.	27,932	1,687,931
*	Backblaze, Inc., Class A	2,885	39,582
#	Badger Meter, Inc.	27,283	3,665,471
#	Bel Fuse, Inc. (BELFA US), Class A	3,039	678,092
#	Bel Fuse, Inc. (BELFB US), Class B	19,066	5,185,380
#	Belden, Inc.	59,490	7,379,735
	Benchmark Electronics, Inc.	64,863	5,174,122
#	Bentley Systems, Inc., Class B	31,290	1,108,918
#*	Bill Holdings, Inc.	107,342	4,844,344
*	BK Technologies Corp.	6,876	550,080
#*	Blackbaud, Inc.	33,087	1,416,124
*	BlackLine, Inc.	48,617	1,526,574
#*	Box, Inc., Class A	99,821	3,149,353
	Broadcom, Inc.	1,203,275	468,410,892
*	Cadence Design Systems, Inc.	18,769	6,381,835
*	Calix, Inc.	90,852	3,261,587
#	CDW Corp.	130,020	19,218,256
*	Cerence, Inc.	53,029	451,807
*	CEVA, Inc.	39,041	1,274,689
#*	ChronoScale Holdings Corp.	1,808	39,830
*	Ciena Corp.	217,264	81,919,391
#*	Cipher Digital, Inc.	114,374	2,552,828
*	Cirrus Logic, Inc.	77,076	9,969,781
#	Cisco Systems, Inc.	2,247,906	260,734,617
#*	Cleanspark, Inc.	353,435	4,863,266
	Clear Secure, Inc., Class A	93,610	5,171,016
#*	Clearfield, Inc.	26,181	792,237
#	Climb Global Solutions, Inc.	34,827	933,712

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Cloudflare, Inc., Class A	6,205	$1,731,071
*	Coda Octopus Group, Inc.	22,446	227,602
	Cognex Corp.	167,053	10,898,538
#	Cognizant Technology Solutions Corp., Class A	374,794	20,744,848
*	Coherent Corp.	138,390	36,381,347
*	Cohu, Inc.	86,152	4,134,434
*	Commvault Systems, Inc.	1,591	187,420
*	Comtech Telecommunications Corp.	5,305	8,912
*	Consensus Cloud Solutions, Inc.	21,154	770,006
#*	CoreWeave, Inc., Class A	79,606	5,713,323
	Corning, Inc.	742,499	102,650,487
#*	Corsair Gaming, Inc.	118,776	1,260,213
*	CPI Card Group, Inc.	215	4,530
*	CPS Technologies Corp.	3,211	12,587
#	Crane NXT Co.	82,914	4,307,382
*	Credo Technology Group Holding Ltd.	110,212	22,812,782
*	Crexendo, Inc.	15,880	109,254
*	Crowdstrike Holdings, Inc., Class A	31,012	5,918,950
	CSP, Inc.	17,490	138,346
	CTS Corp.	53,112	3,405,541
*	CVD Equipment Corp.	2,764	19,928
#*	Daily Journal Corp.	2,539	1,490,647
#*	Daktronics, Inc.	60,859	1,203,182
*	Data I/O Corp.	4,203	11,937
*	Datadog, Inc., Class A	44,879	12,026,226
	Dell Technologies, Inc., Class C	159,887	64,813,393
*	Diebold Nixdorf, Inc.	39,969	2,941,319
*	Digi International, Inc.	56,980	3,972,646
*	Digital Turbine, Inc.	164,647	1,327,055
*	DigitalOcean Holdings, Inc.	77,176	9,068,180
#*	Diodes, Inc.	97,128	7,995,577
*	Docusign, Inc.	78,685	4,314,299
	Dolby Laboratories, Inc., Class A	110,837	6,518,324
*	Dropbox, Inc., Class A	179,759	5,852,953
#*	DXC Technology Co.	174,682	1,963,426
*	Dynatrace, Inc.	177,246	7,855,543
*	Eastman Kodak Co.	158,867	1,334,483
*	eGain Corp.	21,513	146,719
*	Enphase Energy, Inc.	119,795	4,497,104
#	Entegris, Inc.	82,632	9,837,340
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	EPAM Systems, Inc.	56,529	$5,967,201
	ePlus, Inc.	48,593	4,490,479
#*	Everforth, Inc.	56,935	1,619,231
*	Everpure, Inc., Class A	103,915	8,019,121
#*	Everspin Technologies, Inc.	13,231	192,246
*	F5, Inc.	70,731	28,474,179
*	Fabrinet	32,565	14,179,127
#*	Fair Isaac Corp.	10,010	11,240,930
#*	Fastly, Inc., Class A	217,011	4,917,469
*	First Solar, Inc.	111,025	23,429,606
*	Five9, Inc.	63,633	1,750,544
*	Flex Ltd.	797,456	90,710,620
*	FormFactor, Inc.	115,788	12,296,686
*	Fortinet, Inc.	350,801	56,812,222
	Franklin Wireless Corp.	8,801	20,066
#*	Frequency Electronics, Inc.	36,985	2,144,020
#*	Freshworks, Inc., Class A	191,800	2,177,889
#*	Gartner, Inc.	48,111	7,265,723
#	Gen Digital, Inc.	738,736	20,278,303
	GLOBALFOUNDRIES, Inc.	144,319	7,214,507
#*	Globant SA	8,878	324,935
*	GoDaddy, Inc., Class A	95,068	7,865,926
*	Grid Dynamics Holdings, Inc.	55,843	384,758
*	Guidewire Software, Inc.	41,160	6,253,850
	Hackett Group, Inc.	30,984	332,148
*	Harmonic, Inc.	221,065	2,553,301
	Hewlett Packard Enterprise Co.	1,250,992	59,922,517
#	HP, Inc.	536,451	14,629,019
*	HubSpot, Inc.	5,453	1,294,324
*	Hut 8 Corp. (HUT US)	13,737	1,478,513
#*	I3 Verticals, Inc., Class A	21,934	461,930
*	Ichor Holdings Ltd.	51,889	3,905,685
*	Identiv, Inc.	33,818	89,280
#*	indie Semiconductor, Inc., Class A	135,831	438,734
	Information Services Group, Inc.	43,033	179,017
#*	Inseego Corp.	1,482	10,418
*	Insight Enterprises, Inc.	48,925	6,307,900
*	Intapp, Inc.	9,421	307,972
*	Intel Corp.	923,943	83,339,659
*	Intellicheck, Inc.	1,258	4,541
*	Intellinetics, Inc.	207	1,143
#	InterDigital, Inc.	88,259	26,903,550

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	International Business Machines Corp.	547,292	$122,401,856
*	inTEST Corp.	25,923	320,149
	Intuit, Inc.	37,984	12,005,603
#*	IonQ, Inc.	52,619	1,917,436
#*	IPG Photonics Corp.	66,701	5,673,587
#*	Itron, Inc.	90,415	9,010,759
	Jabil, Inc.	95,985	30,240,074
*	Key Tronic Corp.	22,454	88,469
*	Keysight Technologies, Inc.	83,789	26,735,394
*	Kimball Electronics, Inc.	45,938	1,136,047
	KLA Corp.	596,680	109,085,038
*	Knowles Corp.	128,642	4,707,011
	Kulicke & Soffa Industries, Inc.	77,367	6,901,136
*	KVH Industries, Inc.	63,161	584,871
#*	Kyndryl Holdings, Inc.	77,670	1,052,429
	Lam Research Corp.	528,937	154,989,120
*	Lantronix, Inc.	70,683	380,275
*	Lattice Semiconductor Corp.	48,403	6,015,041
*	LGL Group, Inc.	6,640	45,816
	Littelfuse, Inc.	37,726	16,679,796
#*	Lumentum Holdings, Inc.	56,299	40,194,108
*	MACOM Technology Solutions Holdings, Inc.	58,813	14,787,941
*	Magnachip Semiconductor Corp.	8,656	28,219
*	Manhattan Associates, Inc.	62,099	11,883,265
	Marvell Technology, Inc.	289,133	54,229,785
	Methode Electronics, Inc.	49,288	689,539
	Microchip Technology, Inc.	200,751	14,913,792
#	Micron Technology, Inc.	411,035	338,294,136
	Microsoft Corp.	3,454,143	1,605,209,335
#*	Mirion Technologies, Inc.	264,231	3,958,180
#*	Mitek Systems, Inc.	75,270	1,257,009
	MKS, Inc.	59,654	17,744,082
*	MongoDB, Inc.	58,221	19,648,423
	Monolithic Power Systems, Inc.	13,219	18,850,691
	Motorola Solutions, Inc.	80,376	35,023,842
*	M-Tron Industries, Inc.	3,320	273,502
*	N-able, Inc.	18,236	85,344
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Napco Security Technologies, Inc.	38,548	$1,429,360
*	nCino, Inc.	18,078	333,720
#*	NCR Voyix Corp.	109,755	907,674
	NetApp, Inc.	241,476	43,103,466
*	NETGEAR, Inc.	47,943	1,158,303
#*	NetScout Systems, Inc.	127,808	5,197,951
*	NetSol Technologies, Inc.	4,199	18,098
*	nLight, Inc.	67,433	4,639,390
*	Nortech Systems, Inc.	446	6,039
#*	Novanta, Inc.	37,724	5,377,556
*	Nutanix, Inc., Class A	85,299	5,033,494
	NVE Corp.	6,305	733,082
	NVIDIA Corp.	11,082,282	2,224,767,922
	NXP Semiconductors NV	140,849	32,276,957
*	Okta, Inc.	124,863	17,721,806
*	ON Semiconductor Corp.	383,570	31,303,148
	OneSpan, Inc.	57,189	885,286
*	Onto Innovation, Inc.	48,140	12,448,041
*	Ooma, Inc.	3,797	82,585
#*	Optical Cable Corp.	4,427	65,785
	Oracle Corp.	745,120	96,768,734
#*	OSI Systems, Inc.	25,265	5,593,418
#*	Ouster, Inc.	21,748	848,389
*	Palantir Technologies, Inc., Class A	413,256	50,855,283
*	Palo Alto Networks, Inc.	50,290	16,687,731
	PC Connection, Inc.	55,906	4,680,450
*	PDF Solutions, Inc.	69,493	3,202,932
	Pegasystems, Inc.	106,333	3,248,473
*	Penguin Solutions, Inc.	140,472	7,393,041
*	Photronics, Inc.	105,780	3,204,076
*	Plexus Corp.	40,581	10,199,629
#*	Porch Group, Inc.	82,248	1,188,484
#	Power Integrations, Inc.	84,908	5,154,765
*	Powerfleet, Inc. NJ	31,297	122,684
#*	Progress Software Corp.	77,312	3,138,094
*	PTC, Inc.	46,391	6,364,845
#*	Q2 Holdings, Inc.	56,260	3,424,546
	Qnity Electronics, Inc.	107,268	14,071,416
*	Qorvo, Inc.	158,946	14,395,739
	QUALCOMM, Inc.	817,724	120,704,240
#*	Qualys, Inc.	53,935	7,807,091
	Ralliant Corp.	88,085	5,758,116
*	Rambus, Inc.	117,576	10,702,943
*	Red Violet, Inc.	5,132	356,058
*	Research Solutions, Inc.	3,464	7,621
*	RF Industries Ltd.	19,118	235,534

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ribbon Communications, Inc.	224,365	$480,141
	Richardson Electronics Ltd.	22,691	415,018
#*	Rimini Street, Inc.	6,405	30,808
#	RingCentral, Inc., Class A	67,375	3,747,398
#*	Riot Platforms, Inc.	524,351	10,576,160
*	Rogers Corp.	32,939	4,066,978
	Roper Technologies, Inc.	30,418	11,922,943
	Salesforce, Inc.	170,464	31,368,785
#*	Samsara, Inc., Class A	69,922	2,605,993
*	Sandisk Corp.	64,903	78,846,111
*	Sanmina Corp.	77,662	14,410,961
#*	ScanSource, Inc.	52,978	2,999,614
	Seagate Technology Holdings PLC	92,831	79,475,404
*	Semtech Corp.	9,261	1,091,131
*	SentinelOne, Inc., Class A	328,425	6,259,781
*	ServiceNow, Inc.	68,885	7,662,079
*	Silicon Laboratories, Inc.	46,336	10,078,080
*	SiTime Corp.	844	451,709
#	Skyworks Solutions, Inc.	162,371	10,112,466
*	Snowflake, Inc.	20,116	5,899,620
#*	SolarEdge Technologies, Inc.	15,918	655,822
*	Sono-Tek Corp.	489	2,528
*	Sprinklr, Inc., Class A	119,421	759,518
»	SRAX, Inc.	3,513	351
#*	Super Micro Computer, Inc.	107,131	3,042,520
#*	Synaptics, Inc.	87,021	9,339,094
*	Synopsys, Inc.	19,856	7,719,219
*	T Stamp, Inc., Class A	4,675	12,529
	TD SYNNEX Corp.	99,918	25,549,033
	TE Connectivity PLC	182,647	37,568,661
*	Teledyne Technologies, Inc.	25,607	16,787,181
*	Telos Corp.	87,205	387,190
#*	Teradata Corp.	109,083	3,380,482
	Teradyne, Inc.	56,895	20,919,723
	Texas Instruments, Inc.	524,903	144,736,753
*	TransAct Technologies, Inc.	2,989	15,483
*	Trimble, Inc.	217,019	12,278,935
*	Trio-Tech International	7,926	79,101
*	TTM Technologies, Inc.	270,648	31,243,605
*	Turtle Beach Corp.	3,982	48,780
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Twilio, Inc., Class A	116,608	$23,012,589
*	Tyler Technologies, Inc.	17,134	5,304,686
#*	UiPath, Inc., Class A	414,004	5,282,691
*	Ultra Clean Holdings, Inc.	75,045	6,251,999
*	Unity Software, Inc.	581,752	18,447,356
	Universal Display Corp.	36,693	2,941,311
#*	Veeco Instruments, Inc.	108,137	5,406,850
	VeriSign, Inc.	42,923	12,448,528
#*	Vertex, Inc., Class A	15,218	196,464
*	Viant Technology, Inc., Class A	2,633	30,990
#*	Viasat, Inc.	55,910	4,301,156
*	Viavi Solutions, Inc.	211,671	7,821,243
*	VirnetX Holding Corp.	865	11,245
#	Vishay Intertechnology, Inc.	213,067	7,291,153
*	Vishay Precision Group, Inc.	22,666	2,086,405
#	Vistance Networks, Inc.	236,924	2,781,488
#	Vontier Corp.	152,406	4,896,805
	Western Digital Corp.	392,580	213,893,287
*	WidePoint Corp.	562	5,716
*	Workday, Inc., Class A	13,500	2,164,590
#	Xerox Holdings Corp.	127,433	375,927
*	Xperi, Inc.	15,983	123,229
*	Yext, Inc.	90,239	492,705
#*	Zebra Technologies Corp., Class A	37,263	10,948,615
#*	Zeta Global Holdings Corp., Class A	232,934	5,031,374
*	Zoom Communications, Inc.	239,678	23,025,865
*	Zscaler, Inc.	13,909	2,103,041
TOTAL INFORMATION TECHNOLOGY			10,886,601,795
MATERIALS — (3.0%)
	AdvanSix, Inc.	32,697	655,902
	Air Products & Chemicals, Inc.	94,582	27,891,286
	Albemarle Corp.	104,416	12,283,498
	Alcoa Corp.	271,578	12,291,620
#*	Alpha Metallurgical Resources, Inc.	13,735	1,883,893
*	Alto Ingredients, Inc.	5,301	25,233
#	Amcor PLC	622,838	27,952,969
#*	American Battery Technology Co.	91,951	192,178
*»	American Biltrite, Inc.	36	36

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ampco-Pittsburgh Corp.	3,911	$31,444
	AptarGroup, Inc.	107,339	14,379,132
	Ardagh Metal Packaging SA	119,905	567,151
*	Arq, Inc.	33,633	66,257
*	Ascent Industries Co.	19,088	295,291
	Ashland, Inc.	74,198	5,387,517
	Avery Dennison Corp.	136,814	23,221,440
	Avient Corp.	143,277	5,203,821
*	Axalta Coating Systems Ltd.	269,591	9,654,054
	Balchem Corp.	49,200	8,243,706
	Ball Corp.	258,962	16,806,634
	Cabot Corp.	105,328	9,270,971
#	Caledonia Mining Corp. PLC	18,795	345,640
	Celanese Corp.	118,181	5,285,054
#*	Century Aluminum Co.	140,150	6,274,515
	CF Industries Holdings, Inc.	247,915	31,036,479
	Chemours Co.	105,962	1,760,029
#*	Clearwater Paper Corp.	92,696	1,949,397
*	Cleveland-Cliffs, Inc.	777,182	8,953,137
	Coeur Mining, Inc. CDE US	738,660	11,013,421
	Commercial Metals Co.	201,678	13,859,312
*	Compass Minerals International, Inc.	82,250	2,413,215
*	Core Molding Technologies, Inc.	17,303	407,659
	Corteva, Inc.	458,974	36,125,843
	CRH PLC (CRHCF US)	234,396	22,269,964
#	Crown Holdings, Inc.	272,535	32,118,250
*	Dakota Gold Corp.	18,042	81,911
	Dow, Inc.	518,583	15,707,879
#	Eagle Materials, Inc.	59,064	12,104,576
	Eastman Chemical Co.	123,527	8,640,714
	Ecolab, Inc.	104,157	28,917,108
*	Ecovyst, Inc.	191,345	2,307,621
	Element Solutions, Inc.	436,946	16,049,027
*	Flexible Solutions International, Inc.	3,460	17,438
#*	Flotek Industries, Inc.	59,819	1,408,139
	FMC Corp.	34,097	365,179
	Fortitude Gold Corp.	54,214	259,143
	Freeport-McMoRan, Inc.	794,665	49,769,869
	Friedman Industries, Inc.	15,398	511,983
#	Graphic Packaging Holding Co.	318,872	3,421,497
		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc. (GEF US), Class A	49,438	$4,278,859
#	Greif, Inc. (GEF/B US), Class B	21,942	2,380,268
#	Hawkins, Inc.	31,666	4,054,198
	HB Fuller Co.	97,131	5,371,344
#	Hecla Mining Co.	884,682	12,491,710
	Huntsman Corp.	190,189	1,856,245
*	Ingevity Corp.	49,610	3,626,987
	Innospec, Inc.	46,123	3,965,656
#	International Flavors & Fragrances, Inc.	180,597	14,306,894
	International Paper Co.	380,625	15,540,919
*	Intrepid Potash, Inc.	19,966	678,045
*	James Hardie Industries PLC	60,667	1,594,935
	Kaiser Aluminum Corp.	34,918	5,575,706
#*	Knife River Corp.	85,845	6,281,279
#	Koppers Holdings, Inc.	35,658	1,747,955
#	Kronos Worldwide, Inc.	87,986	529,676
	Linde PLC	158,299	75,727,076
*	LSB Industries, Inc.	98,222	1,068,655
	LyondellBasell Industries NV, Class A	184,101	11,428,990
	Martin Marietta Materials, Inc.	42,522	22,330,003
	Materion Corp.	31,415	6,623,539
	Mativ Holdings, Inc.	64,579	563,775
#*	McEwen, Inc.	64,373	1,113,009
	Mercer International, Inc.	43,978	27,794
*	Metallus, Inc.	75,716	1,523,406
	Minerals Technologies, Inc.	63,785	4,862,968
	Mosaic Co.	342,687	7,580,236
#*	MP Materials Corp.	176,978	7,321,580
#	Myers Industries, Inc.	63,159	2,157,511
	NewMarket Corp.	17,077	14,518,182
	Newmont Corp.	753,152	70,577,874
*	Nexa Resources SA	25,273	324,758
	Northern Technologies International Corp.	21,837	175,133
	Nucor Corp.	215,596	55,470,695
*	O-I Glass, Inc.	174,029	1,244,307
#	Olin Corp.	312,035	5,775,768
	Packaging Corp. of America	111,785	27,481,224
*	Perimeter Solutions, Inc.	176,925	5,415,674
	PPG Industries, Inc.	190,126	21,012,725
#	Quaker Chemical Corp.	20,720	3,325,974

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	Ramaco Resources, Inc. (METC US), Class A	76,117	$697,993
*	Ramaco Resources, Inc. (METCB US), Class B	5,653	36,801
*	Ranpak Holdings Corp.	27,705	141,850
*	Rayonier Advanced Materials, Inc.	116,803	1,045,387
	Reliance, Inc.	63,459	25,770,700
††	Resolute Forest Products, Inc.	229,171	61,028
	Royal Gold, Inc.	98,520	19,541,442
	RPM International, Inc.	170,372	18,241,730
	Ryerson Holding Corp.	108,567	3,017,077
#	Scotts Miracle-Gro Co.	41,820	2,746,738
	Sensient Technologies Corp.	63,764	7,885,694
	Sherwin-Williams Co.	127,504	43,459,738
	Silgan Holdings, Inc.	250,978	10,034,100
*	Smith-Midland Corp.	778	21,111
	Smurfit Westrock PLC	384,005	17,652,710
	Solstice Advanced Materials, Inc.	107,229	6,451,969
#	Sonoco Products Co.	165,614	9,334,005
#	Southern Copper Corp.	60,900	11,127,039
	Steel Dynamics, Inc.	88,496	22,235,505
	Stepan Co.	46,128	2,958,650
	SunCoke Energy, Inc.	123,887	1,050,562
#	Sylvamo Corp.	48,462	1,812,963
*	Tredegar Corp.	7,380	56,014
	TriMas Corp.	90,370	3,608,474
#	Tronox Holdings PLC	177,038	1,033,902
	U.S. Lime & Minerals, Inc.	43,003	4,743,231
	Vulcan Materials Co.	116,859	31,384,822
#	Warrior Met Coal, Inc.	95,455	7,580,082
	Westlake Corp.	52,773	3,720,496
	Worthington Steel, Inc.	91,598	3,298,444
TOTAL MATERIALS			1,182,359,821
REAL ESTATE — (0.3%)
*	AMREP Corp.	9,398	218,410
*	CBRE Group, Inc., Class A	271,159	39,808,853
*	CKX Lands, Inc.	2,161	23,425
*	Comstock Holding Cos., Inc.	4,554	64,211
*	CoStar Group, Inc.	185,770	5,342,745
		Shares	Value†
REAL ESTATE — (Continued)
*	Cushman & Wakefield Ltd.	316,542	$4,247,994
*	Douglas Elliman, Inc.	27,019	45,662
*	Five Point Holdings LLC, Class A	104,641	543,087
*	Forestar Group, Inc.	54,977	1,547,603
#*	FRP Holdings, Inc.	30,999	691,898
*	Howard Hughes Holdings, Inc.	81,968	5,239,395
*	Jones Lang LaSalle, Inc.	56,915	20,206,532
*»	JW Mays, Inc.	2,713	106,445
	Marcus & Millichap, Inc.	48,562	1,493,281
#*	Maui Land & Pineapple Co., Inc.	11,427	198,144
	Newmark Group, Inc., Class A	244,409	3,664,913
	RMR Group, Inc., Class A	10,168	193,599
#*	Seaport Entertainment Group, Inc.	19,623	514,711
	St. Joe Co.	95,748	5,959,356
*	Stratus Properties, Inc.	8,457	165,757
#*	Tejon Ranch Co.	40,641	688,052
*	Zillow Group, Inc. (Z US), Class C	183,140	6,237,748
#*	Zillow Group, Inc. (ZG US), Class A	57,838	2,006,400
TOTAL REAL ESTATE			99,208,221
UTILITIES — (1.8%)
	AES Corp.	461,057	6,768,317
#	Alliant Energy Corp.	189,574	13,418,048
	Ameren Corp.	114,460	12,545,961
	American Electric Power Co., Inc.	221,751	28,350,865
	American States Water Co.	42,984	3,681,150
#	American Water Works Co., Inc.	81,042	10,873,405
	Artesian Resources Corp., Class A	9,854	338,485
	Atmos Energy Corp.	92,101	15,913,211
	Avista Corp.	90,124	3,645,516
	Black Hills Corp.	68,263	4,861,008
	California Water Service Group	66,493	3,331,964
#	CenterPoint Energy, Inc.	369,330	15,526,633
	Chesapeake Utilities Corp.	26,038	3,457,326
#	Clearway Energy, Inc. (CWEN US), Class C	130,628	4,144,826

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	CMS Energy Corp.	169,384	$12,193,954
	Consolidated Edison, Inc.	145,724	15,862,057
	Consolidated Water Co. Ltd.	17,697	516,752
	Constellation Energy Corp.	77,855	20,456,401
#	Dominion Energy, Inc.	255,530	17,675,010
	DTE Energy Co.	105,448	14,959,908
	Duke Energy Corp.	144,772	18,158,752
	Edison International	141,396	10,374,225
	Entergy Corp.	215,812	23,225,687
	Essential Utilities, Inc.	205,936	8,206,550
#	Evergy, Inc.	216,513	17,972,744
	Eversource Energy	205,472	14,709,741
	Exelon Corp.	391,646	17,945,220
#	FirstEnergy Corp.	308,591	14,908,031
	Genie Energy Ltd., Class B	43,776	608,924
	H2O America	38,156	2,340,107
*	Hallador Energy Co.	51,864	737,506
#*	Hawaiian Electric Industries, Inc.	43,059	556,322
#	IDACORP, Inc.	60,037	8,579,888
	MDU Resources Group, Inc.	369,855	7,378,607
#	MGE Energy, Inc.	40,603	3,229,157
	Middlesex Water Co.	20,348	1,165,940
#	National Fuel Gas Co.	63,160	5,198,700
	New Jersey Resources Corp.	165,795	9,597,873
	NextEra Energy, Inc.	402,588	34,992,949
#	NiSource, Inc.	320,661	14,246,968
	Northwest Natural Holding Co.	40,506	1,981,554
	Northwestern Energy Group, Inc.	59,193	4,068,927
	NRG Energy, Inc.	251,753	33,807,910
	OGE Energy Corp.	193,838	9,178,229
	ONE Gas, Inc.	66,666	5,176,615
#	Ormat Technologies, Inc.	112,049	10,933,741
#	Otter Tail Corp.	49,471	4,374,226
	PG&E Corp.	585,202	10,170,811
#	Pinnacle West Capital Corp.	79,620	8,040,824
	Portland General Electric Co.	120,220	5,930,453
	PPL Corp.	375,252	13,212,623
	Public Service Enterprise Group, Inc.	296,330	22,722,584
*	Pure Cycle Corp.	41,462	435,766
		Shares	Value†
UTILITIES — (Continued)
	RGC Resources, Inc.	9,760	$208,864
	Sempra	229,898	20,357,468
	Southern Co.	226,157	21,380,883
	Southwest Gas Holdings, Inc.	74,614	6,670,492
	Spire, Inc.	65,584	5,237,538
*	Spruce Power Holding Corp.	4,220	8,229
*	Talen Energy Corp.	11,911	3,979,465
	UGI Corp.	258,497	9,336,912
	Unitil Corp.	19,883	1,072,489
	Vistra Corp.	491,449	72,827,827
#	WEC Energy Group, Inc.	105,596	11,554,314
#	Xcel Energy, Inc.	270,396	21,144,967
	York Water Co.	16,024	496,263
TOTAL UTILITIES			726,964,662
TOTAL COMMON STOCKS			38,352,634,453
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*»	LGL Group, Inc. Rights	6,640	0
*»	Xerox Holdings Corp. Warrants 02/14/2028	79,550	24,557
TOTAL INFORMATION TECHNOLOGY			24,557
TOTAL RIGHTS/WARRANTS			24,557
TOTAL INVESTMENT SECURITIES (Cost $12,245,739,410)			38,352,659,010

			Value
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	53,770,010	621,957,706
MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	353,508,812	353,508,812
TOTAL INVESTMENTS — (100.0%)
(Cost $13,221,102,310)^^			$39,328,125,528

U.S. Core Equity 2 Portfolio
CONTINUED
As of July 31, 2026, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	905	09/18/26	$342,248,951	$340,246,063	$(2,002,888)
Total Futures Contracts			$342,248,951	$340,246,063	$(2,002,888)
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$2,685,092,343	$19,514	—	$2,685,111,857
Consumer Discretionary	3,385,033,747	—	—	3,385,033,747
Consumer Staples	1,936,243,986	486,436	—	1,936,730,422
Energy	2,234,278,085	—	—	2,234,278,085
Financials	6,462,917,380	—	—	6,462,917,380
Health Care	3,371,709,519	4,113	$1,020,701	3,372,734,333
Industrials	5,378,961,086	1,733,044	—	5,380,694,130
Information Technology	10,886,601,444	351	—	10,886,601,795
Materials	1,182,298,757	36	61,028	1,182,359,821
Real Estate	99,101,776	106,445	—	99,208,221
Utilities	726,964,662	—	—	726,964,662
Rights/Warrants
Information Technology	—	24,557	—	24,557
Securities Lending Collateral	—	621,957,706	—	621,957,706
Money Market Funds	353,508,812	—	—	353,508,812
Total Investments in Securities	$38,702,711,597	$624,332,202	$1,081,729˂˃	$39,328,125,528
Financial Instruments
Liabilities
Futures Contracts**	(2,002,888)	—	—	(2,002,888)
Total Financial Instruments	$(2,002,888)	—	—	$(2,002,888)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (6.8%)
	Alphabet, Inc. (GOOG US), Class C	165,399	$58,989,553
	Alphabet, Inc. (GOOGL US), Class A	243,864	86,847,286
*	AMC Global Media, Inc.	18,793	210,482
*	Anterix, Inc.	5,805	539,981
	Array Digital Infrastructure, Inc.	46,149	1,607,831
	AT&T, Inc.	437,671	10,175,851
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	292	15,888
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	41	2,084
	ATN International, Inc.	10,016	238,481
*	Bandwidth, Inc., Class A	1,368	53,543
*	Boston Omaha Corp., Class A	16,371	232,141
*	Cargurus, Inc.	28,623	1,037,297
*	Cars.com, Inc.	47,410	561,808
#*	Charter Communications, Inc., Class A	23,649	3,428,632
	Cinemark Holdings, Inc.	69,042	2,526,247
*	Cineverse Corp.	4,232	10,157
	Comcast Corp., Class A	250,750	6,007,970
*	comScore, Inc.	1,314	9,198
*	DoubleVerify Holdings, Inc.	52,725	593,156
*	EchoStar Corp., Class A	1,670	140,430
	Electronic Arts, Inc.	5,374	1,127,788
*	EverQuote, Inc., Class A	9,603	242,188
*	EW Scripps Co., Class A	42,046	118,149
#	Fox Corp. (FOXA US), Class A	93,567	5,448,406
*	GCI Liberty, Inc. (GLBKV US), Class C	15,788	365,808
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	GCI Liberty, Inc. (GLIBA US)	22	$520
	Gray Media, Inc. GTN US	52,447	211,886
	Gray Media, Inc. GTNA US, Class A	2,300	15,916
	IDT Corp., Class B	14,181	933,961
#*	IMAX Corp.	24,673	1,180,356
	Iridium Communications, Inc.	65,223	3,087,657
*	IZEA Worldwide, Inc.	62	215
	John Wiley & Sons, Inc. (WLY US), Class A	27,918	1,457,320
*	Liberty Broadband Corp. (LBRDK US), Class C	27,902	949,784
*	Liberty Global Ltd. (LBTYA US), Class A	94,794	1,005,764
*	Liberty Global Ltd. (LBTYK US), Class C	62,001	642,330
*	Liberty Latin America Ltd. (LILA US), Class A	15,593	127,083
*	Liberty Latin America Ltd. (LILAK US), Class C	135,519	1,093,638
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	2,570	230,812
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	36,225	3,554,759
*	Lionsgate Studios Corp.	60,088	797,969
#*	Live Nation Entertainment, Inc.	28,646	4,988,128
*	Lumen Technologies, Inc.	101,452	647,264
*	Madison Square Garden Entertainment Corp.	11,901	919,471
*	Magnite, Inc.	43,331	836,288
	Marcus Corp.	11,224	326,618

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Meta Platforms, Inc., Class A	188,094	$104,713,811
*	Motorsport Games, Inc., Class A	923	3,997
*	Netflix, Inc.	147,667	10,589,201
	New York Times Co., Class A	27,071	2,027,347
	News Corp. (NWS US), Class B	14,547	454,885
	News Corp. (NWSA US), Class A	126,295	3,480,690
	Nexstar Media Group, Inc.	14,997	2,857,378
*	Nextdoor Holdings, Inc.	73,838	163,920
*»	Old Market Capital Corp.	6,362	27,007
	Omnicom Group, Inc.	64,698	5,091,733
	Paramount Skydance Corp., Class B	7,656	60,942
*	PubMatic, Inc., Class A	14,394	181,364
*	QuinStreet, Inc.	19,765	306,357
*	Reservoir Media, Inc.	7,804	79,913
	Scholastic Corp.	14,255	579,466
	Shenandoah Telecommunications Co.	35,265	422,827
	Shutterstock, Inc.	13,290	71,766
	Sinclair, Inc.	22,550	309,837
	Sirius XM Holdings, Inc.	35,646	1,055,834
#*	Sphere Entertainment Co.	20,800	2,979,600
	Spok Holdings, Inc.	12,013	130,942
*	Stagwell, Inc.	65,020	549,419
*	Starz Entertainment Corp.	4,004	104,184
*	TechTarget, Inc.	6,002	26,949
	Telephone & Data Systems, Inc.	85,163	2,859,774
	T-Mobile U.S., Inc.	37,174	6,420,322
*	TripAdvisor, Inc.	22,760	322,395
*	USA TODAY Co., Inc.	77,569	674,075
	Verizon Communications, Inc.	418,736	19,601,032
	Versant Media Group, Inc.	10,483	377,283
	Walt Disney Co.	40,441	3,890,020
*	Warner Bros Discovery, Inc.	397,343	10,450,121
	Warner Music Group Corp., Class A	24,562	637,629
*	Yelp, Inc.	33,981	898,118
	Zedge, Inc., Class B	5,669	16,724
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Ziff Davis, Inc.	22,849	$1,212,825
TOTAL COMMUNICATION SERVICES			387,167,781
CONSUMER DISCRETIONARY — (10.2%)
#*	1-800-Flowers.com, Inc., Class A	21,771	84,907
*	1stdibs.com, Inc.	14,223	60,163
*	Abercrombie & Fitch Co., Class A	25,312	2,519,556
	Academy Sports & Outdoors, Inc.	54,079	2,566,049
*	Accel Entertainment, Inc.	4,871	58,549
	Acushnet Holdings Corp.	53,362	5,403,970
*	Adient PLC	45,008	946,968
	ADT, Inc.	319,617	2,441,874
#	Advance Auto Parts, Inc.	13,317	739,626
*	Airbnb, Inc., Class A	16,343	2,476,291
*	Amazon.com, Inc.	539,523	146,523,656
	AMCON Distributing Co.	657	46,976
	American Eagle Outfitters, Inc.	133,690	2,296,794
*	American Outdoor Brands, Inc.	10,326	127,629
*	American Public Education, Inc.	12,290	596,188
*	Aptiv PLC	35,418	2,000,054
	Aramark	77,831	4,434,032
#	Arhaus, Inc.	24,541	181,849
*	Ark Restaurants Corp.	2,975	16,809
#	Arko Corp.	48,154	384,750
*	Asbury Automotive Group, Inc.	7,301	1,691,642
	Autoliv, Inc.	31,719	3,906,829
*	AutoNation, Inc.	17,123	3,636,925
	Bassett Furniture Industries, Inc.	9,023	171,166
	Bath & Body Works, Inc.	16,472	331,417
*	Beachbody Co., Inc.	1,976	19,266
*	Beazer Homes USA, Inc.	17,696	568,042
*	Bed Bath & Beyond, Inc.	36,920	186,446
	Best Buy Co., Inc.	60,930	5,255,822
*	Biglari Holdings, Inc. (BH US), Class B	1,079	428,892
*	Biglari Holdings, Inc. (BH/A US), Class A	142	281,805
#*	Birkenstock Holding PLC	41,158	1,593,638
*	BJ's Restaurants, Inc.	15,067	1,018,680

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Bloomin' Brands, Inc.	52,127	$451,420
	Booking Holdings, Inc.	3,475	670,328
*	Boot Barn Holdings, Inc.	11,482	1,710,703
	BorgWarner, Inc.	110,754	7,059,460
*»	Bowl America, Inc.	2,839	0
	Boyd Gaming Corp.	28,755	2,445,900
*	Bright Horizons Family Solutions, Inc.	1,035	77,149
*	Brinker International, Inc.	14,163	3,026,633
	Brunswick Corp.	22,647	1,789,113
	Buckle, Inc.	28,638	1,253,485
#	Build-A-Bear Workshop, Inc.	8,997	305,178
*	Burlington Stores, Inc.	11,760	4,333,325
*	Caesars Entertainment, Inc.	7,463	222,024
	Caleres, Inc.	19,847	254,835
*	Callaway Golf Co.	48,972	904,023
	Camping World Holdings, Inc., Class A	10,608	65,664
*	Capri Holdings Ltd.	11,509	183,338
	Carnival Corp. Ltd.	308,242	8,572,210
*	CarParts.com, Inc.	1,686	9,104
	Carriage Services, Inc.	11,707	472,612
	Carter's, Inc.	8,263	318,704
*	Carvana Co.	11,330	706,539
*	Cato Corp., Class A	12,500	42,750
*	Cavco Industries, Inc.	2,233	1,221,518
	Century Communities, Inc.	23,307	1,565,298
*	Champion Homes, Inc.	23,107	1,839,548
	Cheesecake Factory, Inc.	34,456	3,494,528
*	Chewy, Inc., Class A	1,703	38,488
	Choice Hotels International, Inc.	5,438	606,283
	Churchill Downs, Inc.	19,350	1,631,205
*	Citi Trends, Inc.	932	62,136
	Clarus Corp.	20,700	66,447
	Columbia Sportswear Co.	16,926	1,005,066
*	Covista, Inc.	22,696	2,833,596
	Cracker Barrel Old Country Store, Inc.	1,647	92,874
	Cricut, Inc., Class A	29,825	139,879
	Crown Crafts, Inc.	4,132	12,189
*	Culp, Inc.	9,172	31,919
	Dana, Inc.	98,173	2,643,799
	Darden Restaurants, Inc.	22,829	4,647,528
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dave & Buster's Entertainment, Inc.	12,003	$130,113
*	Deckers Outdoor Corp.	29,921	2,898,746
	Designer Brands, Inc., Class A	25,450	153,718
#	Dick's Sporting Goods, Inc.	12,553	2,459,258
	Dillard's, Inc., Class A	4,787	2,816,384
*	Dorman Products, Inc.	13,216	1,759,843
	DR Horton, Inc.	35,457	5,072,478
*	Duluth Holdings, Inc., Class B	3,645	14,872
	eBay, Inc.	66,948	7,632,741
*	El Pollo Loco Holdings, Inc.	21,476	353,495
*	Envela Corp.	1,630	35,338
	Escalade, Inc.	8,098	160,826
	Ethan Allen Interiors, Inc.	16,988	380,531
*	Etsy, Inc.	2,977	243,161
	Expedia Group, Inc.	21,806	6,427,100
*	Figs, Inc., Class A	5,621	60,145
*	First Watch Restaurant Group, Inc.	22,124	284,293
*	Five Below, Inc.	10,014	2,174,340
	Flanigan's Enterprises, Inc.	1,001	41,782
	Flexsteel Industries, Inc.	4,222	312,555
*	Floor & Decor Holdings, Inc., Class A	15,459	889,975
	Ford Motor Co.	837,338	12,292,122
*	Fossil Group, Inc.	4,365	21,607
*	Fox Factory Holding Corp.	13,049	234,882
*	Frontdoor, Inc.	21,383	1,553,047
*	Funko, Inc., Class A	22,444	130,849
#*	GameStop Corp., Class A	79,504	1,726,827
	Gap, Inc.	159,250	3,199,332
	Garmin Ltd.	17,698	5,199,318
	General Motors Co.	281,807	25,041,370
*	Genesco, Inc.	5,706	218,083
	Gentex Corp.	117,490	2,744,566
*	Gentherm, Inc.	21,024	853,154
	Genuine Parts Co.	23,676	2,944,584
*	GigaCloud Technology, Inc., Class A	3,028	132,445
	G-III Apparel Group Ltd.	29,494	1,073,877
	Gold.com, Inc.	13,367	552,859

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Goodyear Tire & Rubber Co.	48,098	$334,281
	Graham Holdings Co., Class B	1,322	1,591,080
*	Grand Canyon Education, Inc.	10,818	1,572,288
*	Green Brick Partners, Inc.	22,902	1,619,858
	Group 1 Automotive, Inc.	7,186	2,060,729
	H&R Block, Inc.	7,707	339,339
	Hamilton Beach Brands Holding Co., Class A	8,700	200,013
	Harley-Davidson, Inc.	25,001	613,525
	Hasbro, Inc.	17,210	1,616,707
	Haverty Furniture Cos., Inc. (HVT US)	13,505	332,763
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,796	53,988
*	Helen of Troy Ltd.	9,564	264,253
*	Hilton Grand Vacations, Inc.	41,895	1,933,035
	Hilton Worldwide Holdings, Inc.	270	86,532
*	Holley, Inc.	14,489	38,686
	Home Depot, Inc.	52,422	17,402,007
	Hooker Furnishings Corp.	8,303	115,993
*	Hovnanian Enterprises, Inc., Class A	2,664	330,070
	Hyatt Hotels Corp., Class A	208	36,204
	Installed Building Products, Inc.	9,884	2,203,539
	J Jill, Inc.	2,100	38,262
	JAKKS Pacific, Inc.	7,300	192,209
	Jerash Holdings U.S., Inc.	3,136	14,347
	Johnson Outdoors, Inc., Class A	7,633	358,064
	KB Home	35,902	1,973,533
	Kohl's Corp.	77,000	1,473,780
	Kontoor Brands, Inc.	26,504	2,219,445
*	Koss Corp.	2,822	10,385
*	Krispy Kreme, Inc.	82,137	261,196
*	Kura Sushi USA, Inc., Class A	6,175	284,482
#	Lakeland Industries, Inc.	6,573	74,932
*	Lands' End, Inc.	22,729	273,203
	Las Vegas Sands Corp.	60,078	2,937,213
*	Latham Group, Inc.	23,235	124,540
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Laureate Education, Inc.	98,176	$3,761,123
	La-Z-Boy, Inc.	23,394	921,256
	LCI Industries	17,194	1,759,978
	Lear Corp.	27,336	3,571,175
*	Legacy Education, Inc.	2,531	29,840
*	Legacy Housing Corp.	3,368	88,444
	Leggett & Platt, Inc.	29,199	286,150
	Lennar Corp. (LEN US), Class A	35,159	2,895,344
	Lennar Corp. (LENB US), Class B	1,161	93,693
	Levi Strauss & Co., Class A	18,387	450,849
*	LGI Homes, Inc.	13,500	736,695
*	Liberty Live Holdings, Inc., Class A	3	284
*	Life Time Group Holdings, Inc.	75,987	3,427,014
	Lifetime Brands, Inc.	17,347	145,194
*	Lincoln Educational Services Corp.	579	24,214
	Lithia Motors, Inc.	8,532	3,288,403
	LKQ Corp.	55,518	1,246,379
*	Lovesac Co.	8,600	138,374
*	M/I Homes, Inc.	14,628	2,137,590
	Macy's, Inc.	159,350	3,955,067
*	Malibu Boats, Inc., Class A	10,224	281,876
*	MarineMax, Inc.	12,539	432,219
	Marriott Vacations Worldwide Corp.	20,621	2,010,754
*	MasterCraft Boat Holdings, Inc.	13,931	333,230
*	Mattel, Inc.	116,396	1,756,416
	Matthews International Corp., Class A	14,802	410,756
	McDonald's Corp.	1,600	433,024
	Meritage Homes Corp.	32,624	2,290,205
*	MGM Resorts International	29,407	1,310,670
*	Mohawk Industries, Inc.	23,235	2,860,229
	Monarch Casino & Resort, Inc.	5,624	690,346
	Monro, Inc.	17,189	210,565
*	Motorcar Parts of America, Inc.	7,952	106,557
	Movado Group, Inc.	8,033	306,700
	Murphy USA, Inc.	5,574	3,387,654
*	National Vision Holdings, Inc.	31,673	698,073
	Newell Brands, Inc.	90,239	505,338
	NIKE, Inc., Class B	35,133	1,465,397

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Norwegian Cruise Line Holdings Ltd.	128,927	$2,389,017
*	NVR, Inc.	647	3,977,141
*	Ollie's Bargain Outlet Holdings, Inc.	6,597	484,682
	OneSpaWorld Holdings Ltd.	28,040	722,310
*	OneWater Marine, Inc., Class A	9,600	117,600
	Oxford Industries, Inc.	7,970	302,222
	Papa John's International, Inc.	4,340	129,766
#	Patrick Industries, Inc.	20,495	1,691,862
*	Penn Entertainment, Inc.	31,008	636,594
	Penske Automotive Group, Inc.	12,328	2,678,998
	Perdoceo Education Corp.	41,817	1,330,199
*	Petco Health & Wellness Co., Inc.	65,088	181,596
	Phinia, Inc.	24,689	1,816,864
*	Planet Fitness, Inc., Class A	5,527	309,015
	Polaris, Inc.	20,669	1,386,477
	Pool Corp.	2,346	435,676
	PulteGroup, Inc.	43,348	5,482,222
*	Pursuit Attractions & Hospitality, Inc.	14,530	734,201
	PVH Corp.	22,750	1,971,515
	Ralph Lauren Corp.	8,329	3,167,852
*	Rave Restaurant Group, Inc.	572	1,802
	RCI Hospitality Holdings, Inc.	5,138	128,912
	Red Rock Resorts, Inc., Class A	17,245	1,111,268
*	Regis Corp.	384	10,514
*	Revolve Group, Inc.	859	21,569
*	RH	2,186	361,827
*	Rivian Automotive, Inc., Class A	55,823	849,626
	Rocky Brands, Inc.	6,339	309,597
	Ross Stores, Inc.	57,685	14,482,973
	Royal Caribbean Cruises Ltd.	45,965	14,630,659
*	Sally Beauty Holdings, Inc.	54,590	817,212
*	Savers Value Village, Inc.	7,768	79,700
#*	Serve Robotics, Inc.	44,685	213,594
	Service Corp. International	44,225	3,811,753
*	Shake Shack, Inc., Class A	17,090	1,072,398
*	SharkNinja, Inc.	24,894	4,027,102
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Shoe Station Group, Inc.	15,813	$240,358
	Signet Jewelers Ltd.	25,049	2,327,052
	Smith & Wesson Brands, Inc.	29,259	425,718
*	Solid Power, Inc.	108,591	223,697
#	Somnigroup International, Inc.	30,300	1,979,499
#	Sonic Automotive, Inc., Class A	29,694	2,719,377
*	Sonos, Inc.	43,971	644,615
	Standard Motor Products, Inc.	12,836	490,720
	Starbucks Corp.	4,200	442,050
	Steven Madden Ltd.	2,427	111,836
*	Stitch Fix, Inc., Class A	11,186	44,968
*	Stoneridge, Inc.	9,686	66,930
	Strategic Education, Inc.	14,110	1,157,020
*	Strattec Security Corp.	2,434	213,924
*	Stride, Inc.	22,872	1,836,393
	Sturm Ruger & Co., Inc.	1,048	38,954
	Superior Group of Cos., Inc.	14,299	169,443
	Tandy Leather Factory, Inc.	3,724	8,826
	Tapestry, Inc.	27,805	4,236,648
*	Target Hospitality Corp.	2,442	37,118
	Texas Roadhouse, Inc.	14,348	2,947,653
	Thor Industries, Inc.	25,264	1,894,042
	TJX Cos., Inc.	73,600	11,580,224
	Toll Brothers, Inc.	21,506	3,137,510
	Tractor Supply Co.	67,762	2,085,037
	Travel & Leisure Co.	7,757	589,687
*	Ulta Beauty, Inc.	5,568	2,855,437
#*	Under Armour, Inc. (UA US), Class C	148,769	965,511
*	Under Armour, Inc. (UAA US), Class A	50,632	336,703
*	Unifi, Inc.	8,259	52,858
*	United Parks & Resorts, Inc.	8,473	378,150
*	Universal Electronics, Inc.	8,800	40,304
*	Universal Technical Institute, Inc.	4,706	184,993
	Upbound Group, Inc.	32,310	626,491
*	Urban Outfitters, Inc.	57,036	4,230,930
#	Vail Resorts, Inc.	10,353	1,546,531
#*	Valvoline, Inc.	43,436	1,668,377
*	Vera Bradley, Inc.	16,700	56,947
*	Versigent PLC	14,258	589,568
	VF Corp.	104,630	1,498,302

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Victoria's Secret & Co.	49,527	$4,392,054
*	Vince Holding Corp.	4,315	27,314
	Visteon Corp.	16,990	1,776,135
#	Wendy's Co.	59,202	435,727
	Weyco Group, Inc.	8,527	332,553
#	Whirlpool Corp.	17,768	666,300
	Williams-Sonoma, Inc.	23,324	5,333,266
	Wingstop, Inc.	2,537	328,516
	Winmark Corp.	622	207,437
	Winnebago Industries, Inc.	16,365	495,532
	Wolverine World Wide, Inc.	39,573	778,797
	Wyndham Hotels & Resorts, Inc.	19,949	1,493,382
	Wynn Resorts Ltd.	5,127	509,162
*	Xcel Brands, Inc.	300	354
#*	XPEL, Inc.	9,982	442,901
*	YETI Holdings, Inc.	36,373	1,780,095
	Yum! Brands, Inc.	3,460	530,349
*	Zumiez, Inc.	12,387	243,652
TOTAL CONSUMER DISCRETIONARY			579,782,472
CONSUMER STAPLES — (4.5%)
	Albertsons Cos., Inc., Class A	208,185	2,410,782
	Alico, Inc.	5,885	222,218
	Andersons, Inc.	28,187	1,995,076
	Archer-Daniels-Midland Co.	53,940	4,275,824
	B&G Foods, Inc.	35,252	124,440
*	BJ's Wholesale Club Holdings, Inc.	26,930	2,633,215
*	Boston Beer Co., Inc. , Class A	2,128	389,850
*	Bridgford Foods Corp.	4,114	25,671
	Brown-Forman Corp. (BF/A US), Class A	1,695	49,528
#	Brown-Forman Corp. (BFB US), Class B	43,899	1,261,218
	Bunge Global SA	37,652	3,999,772
#	Cal-Maine Foods, Inc.	22,074	1,937,656
#	Campbell's Co.	39,099	859,396
	Casey's General Stores, Inc.	442	384,982
*	Central Garden & Pet Co. (CENT US)	3,303	142,194
*	Central Garden & Pet Co. (CENTA US), Class A	43,157	1,636,082
*	Chefs' Warehouse, Inc.	21,117	2,435,846
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Church & Dwight Co., Inc.	38,252	$3,779,680
	Coca-Cola Co.	253,653	22,217,466
	Coca-Cola Consolidated, Inc.	3,393	637,545
	Coffee Holding Co., Inc.	2,728	9,316
	Colgate-Palmolive Co.	101,014	9,222,578
	Conagra Brands, Inc.	14,567	211,367
	Constellation Brands, Inc., Class A	23,213	3,023,029
	Costco Wholesale Corp.	4,454	4,239,718
*	Coty, Inc., Class A	142,903	392,983
*	Darling Ingredients, Inc.	61,571	3,733,665
	Del Monte Corp.	38,184	1,134,447
	Dole PLC	25,599	361,970
	Dollar General Corp.	58,168	7,390,244
#*	Dollar Tree, Inc.	39,059	4,968,695
	Edgewell Personal Care Co.	15,500	421,445
*	elf Beauty, Inc.	1,439	119,279
#	Energizer Holdings, Inc.	27,840	583,805
	Estee Lauder Cos., Inc., Class A	37,466	3,143,397
	Flowers Foods, Inc.	16,195	113,689
*	Freshpet, Inc.	13,150	782,951
	General Mills, Inc.	16,201	579,186
	Hershey Co.	14,339	2,510,042
*	Honest Co., Inc.	31,236	114,011
	Hormel Foods Corp.	87,403	2,185,949
	Ingles Markets, Inc., Class A	10,944	985,069
	Ingredion, Inc.	24,140	2,400,964
	Interparfums, Inc.	13,892	1,730,249
	J&J Snack Foods Corp.	11,461	876,767
	J.M. Smucker Co.	23,191	2,765,759
	John B Sanfilippo & Son, Inc.	6,538	541,085
	Kenvue, Inc.	171,220	3,294,273
	Keurig Dr. Pepper, Inc.	103,742	3,228,451
#	Kimberly-Clark Corp.	43,614	4,767,446
	Kraft Heinz Co.	80,563	2,082,554
	Kroger Co.	163,520	9,441,645
	Lamb Weston Holdings, Inc.	22,150	1,163,983
	Lifevantage Corp.	7,128	45,833
*	Lifeway Foods, Inc.	6,493	193,362
	Limoneira Co.	1,373	17,808
*	Maplebear, Inc.	74,620	3,328,052
	Marzetti Co.	9,684	1,034,929
	McCormick & Co., Inc. (MKC US)	9,500	483,550

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	McCormick & Co., Inc. (MKC/V US)	2,128	$108,422
*	Medifast, Inc.	7,067	69,469
	MGP Ingredients, Inc.	8,731	154,539
*	Mission Produce, Inc.	31,313	394,857
	Molson Coors Beverage Co., Class B	55,565	2,309,281
	Mondelez International, Inc., Class A	124,113	7,733,481
*	National Beverage Corp.	31,957	1,011,120
*	Natural Alternatives International, Inc.	8,015	18,354
	Natural Grocers by Vitamin Cottage, Inc., Class C	13,485	432,329
*	Nature's Sunshine Products, Inc.	14,712	296,447
	Nu Skin Enterprises, Inc., Class A	18,300	94,977
	Oil-Dri Corp. of America	5,207	516,586
	PepsiCo, Inc.	90,698	12,657,813
*	Performance Food Group Co.	48,588	5,557,981
	Philip Morris International, Inc.	21,104	4,027,065
	Pilgrim's Pride Corp.	51,803	1,417,330
*	Post Holdings, Inc.	29,176	2,666,978
	PriceSmart, Inc.	16,464	3,192,534
	Primo Brands Corp.	623	14,142
	Procter & Gamble Co.	116,450	16,825,861
	Reynolds Consumer Products, Inc.	50,133	1,250,317
	Seaboard Corp.	519	2,290,482
*	Seneca Foods Corp. (SENEA US), Class A	2,620	433,584
*»	Seneca Foods Corp. (SENEB US), Class B	1,251	206,265
*	Simply Good Foods Co.	48,443	493,150
	Smithfield Foods, Inc.	2,579	67,157
	Spectrum Brands Holdings, Inc.	11,788	1,046,421
*	Sprouts Farmers Market, Inc.	2,146	187,045
	Sysco Corp.	83,079	7,081,654
	Target Corp.	100,310	14,493,792
	Tootsie Roll Industries, Inc.	4,324	168,722
»	TreeHouse Foods, Inc.	29,051	56,068
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Turning Point Brands, Inc.	9,779	$729,611
#	Tyson Foods, Inc., Class A	48,873	2,832,679
*	U.S. Foods Holding Corp.	63,954	6,433,133
*	United Natural Foods, Inc.	34,974	1,777,728
	United-Guardian, Inc.	1,625	11,456
	Universal Corp.	17,305	911,800
*	USANA Health Sciences, Inc.	10,875	240,446
	Village Super Market, Inc., Class A	10,038	441,070
	Walmart, Inc.	139,863	15,552,766
	WD-40 Co.	4,178	948,991
	Weis Markets, Inc.	20,514	1,580,604
*	Willamette Valley Vineyards, Inc.	800	2,032
TOTAL CONSUMER STAPLES			253,778,525
ENERGY — (6.8%)
*	Amplify Energy Corp.	28,550	111,631
	Antero Midstream Corp.	226,690	4,980,379
*	Antero Resources Corp.	103,633	3,745,297
	APA Corp.	127,981	4,776,251
	Archrock, Inc.	131,633	4,707,196
	Ardmore Shipping Corp.	27,676	481,286
	Atlas Energy Solutions, Inc.	9,341	100,789
	Baker Hughes Co.	160,620	9,715,904
*	BKV Corp.	13,763	336,643
*	Borr Drilling Ltd.	19,819	79,871
	Bristow Group, Inc.	19,604	888,453
	Cactus, Inc., Class A	28,230	1,835,232
	California Resources Corp.	32,869	1,729,567
#*	Centrus Energy Corp., Class A	1,857	328,559
	Cheniere Energy, Inc.	41,595	10,963,194
	Chevron Corp.	127,252	25,047,011
	Chord Energy Corp. (CHRD US)	18,527	2,600,820
*	Clean Energy Fuels Corp.	99,932	193,868
*	CNX Resources Corp.	65,731	2,353,170
*	Comstock Resources, Inc.	162,467	2,154,312
*	Comstock, Inc.	7,736	21,197
	ConocoPhillips	132,801	15,999,865
	Core Laboratories, Inc.	12,902	137,277

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Core Natural Resources, Inc.	12,563	$1,003,030
	Crescent Energy Co., Class A	60,548	694,486
	CVR Energy, Inc.	24,302	865,637
	Delek U.S. Holdings, Inc.	20,803	1,411,900
	Devon Energy Corp.	300,324	13,553,622
	DHT Holdings, Inc.	109,384	2,031,261
	Diamondback Energy, Inc.	40,813	8,282,998
	Diversified Energy Co. DEC US	5,154	69,373
*	DMC Global, Inc.	11,847	79,849
	Dorian LPG Ltd.	29,162	1,382,862
*	Drilling Tools International Corp.	5,224	12,276
*	DT Midstream, Inc.	37,232	5,138,016
	Energy Services of America Corp.	9,994	143,714
	EOG Resources, Inc.	113,022	16,805,241
	Epsilon Energy Ltd.	13,238	74,133
	EQT Corp.	86,577	4,613,688
	Evolution Petroleum Corp.	16,885	62,137
	Expand Energy Corp.	43,402	4,081,090
*	Expro Ltd.	58,029	925,563
	ExxonMobil Holdings Corp.	246,995	38,392,903
#	Flowco Holdings, Inc., Class A	18,808	384,624
*	Forum Energy Technologies, Inc.	6,070	380,407
	FutureFuel Corp.	2,994	14,820
*	Geospace Technologies Corp.	6,068	44,357
*	Gran Tierra Energy, Inc. (GTE US)	11,799	88,375
	Granite Ridge Resources, Inc.	26,708	126,863
*	Green Plains, Inc.	36,104	608,352
#*	Gulfport Energy Corp.	10,014	1,615,959
	Halliburton Co.	168,564	5,436,189
*	Helix Energy Solutions Group, Inc.	112,215	1,067,165
	Helmerich & Payne, Inc.	50,327	1,739,804
	HF Sinclair Corp.	73,348	6,709,142
*	Innovex International, Inc.	15,902	446,528
	International Seaways, Inc.	33,613	3,232,898
	Kinder Morgan, Inc.	246,474	7,931,533
	Kodiak Gas Services, Inc.	38,482	2,259,278
*	Kosmos Energy Ltd.	116,063	312,209
	Liberty Energy, Inc.	115,321	2,157,656
		Shares	Value†
ENERGY — (Continued)
	Magnolia Oil & Gas Corp., Class A	110,948	$2,852,473
*	Mammoth Energy Services, Inc.	13,792	36,549
	Marathon Petroleum Corp.	32,078	10,151,725
	Matador Resources Co.	78,797	3,931,182
*	MIND Technology, Inc.	1,623	8,083
	Murphy Oil Corp.	95,099	3,779,234
*	Nabors Industries Ltd.	4,342	371,979
	NACCO Industries, Inc., Class A	4,369	207,091
*	National Energy Services Reunited Corp.	22,222	599,105
	Natural Gas Services Group, Inc.	8,536	312,759
*	NCS Multistage Holdings, Inc.	1,080	50,760
	Noble Corp. PLC	47,868	2,029,603
	Nordic American Tankers Ltd.	143,773	938,838
#	Northern Oil & Gas, Inc.	52,576	1,111,982
	NOV, Inc.	138,568	2,692,376
	Occidental Petroleum Corp.	170,170	9,711,602
*	Oceaneering International, Inc.	62,006	3,024,653
*	Oil States International, Inc.	45,410	368,275
	ONEOK, Inc.	83,268	7,561,567
	Ovintiv, Inc.	68,775	4,295,687
*	Par Pacific Holdings, Inc.	43,108	3,708,581
	Patterson-UTI Energy, Inc.	98,925	1,036,734
	PBF Energy, Inc., Class A	84,167	6,083,591
	Peabody Energy Corp.	90,032	1,919,482
	Permian Resources Corp., Class A	194,219	4,138,807
	Phillips 66	53,005	11,220,098
*	PrimeEnergy Resources Corp.	1,086	199,933
*	ProFrac Holding Corp., Class A	29,421	118,861
*	ProPetro Holding Corp.	60,470	671,217
	Range Resources Corp.	94,196	3,781,027
	Ranger Energy Services, Inc., Class A	11,326	181,782

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	REX American Resources Corp.	18,829	$810,400
	Riley Exploration Permian, Inc.	3,334	114,256
	RPC, Inc.	117,772	660,701
	SandRidge Energy, Inc.	26,205	364,774
	Scorpio Tankers, Inc.	39,019	3,038,019
*	SEACOR Marine Holdings, Inc.	18,638	175,756
*	Seadrill Ltd.	25,321	1,135,394
	Select Water Solutions, Inc.	70,849	1,312,124
	SFL Corp. Ltd.	95,534	1,178,890
	SLB Ltd.	240,064	11,904,774
	SM Energy Co.	72,592	2,360,692
	Smart Sand, Inc.	100	431
*	Stabilis Solutions, Inc.	2,037	9,615
	Sunococorp LLC	2,934	224,275
*	Talos Energy, Inc.	48,101	730,173
	Targa Resources Corp.	39,872	10,780,193
	TechnipFMC PLC	71,749	5,141,533
	Teekay Corp. Ltd.	56,913	663,036
	Teekay Tankers Ltd., Class A	17,159	1,361,910
*	TETRA Technologies, Inc.	73,010	562,177
	Texas Pacific Land Corp.	6,297	2,535,046
*	Tidewater, Inc.	26,022	1,953,211
*	Transocean Ltd.	355,113	1,889,201
	VAALCO Energy, Inc.	37,118	197,839
*	Valaris Ltd.	25,902	2,051,179
	Valero Energy Corp.	39,128	12,243,151
	Viper Energy, Inc., Class A	2,944	131,332
#	Vitesse Energy, Inc.	19,888	310,253
	Weatherford International PLC	23,236	2,039,888
	Williams Cos., Inc.	14,474	1,035,470
	World Kinect Corp.	39,613	1,578,974
TOTAL ENERGY			383,058,013
FINANCIALS — (18.9%)
	1st Source Corp.	19,141	1,717,713
*	Acacia Research Corp.	34,675	153,610
	Acadian Asset Management, Inc.	11,540	998,095
	ACNB Corp.	6,116	394,360
	Affiliated Managers Group, Inc.	12,601	4,621,165
*	Affinity Bancshares, Inc.	810	18,630
	Aflac, Inc.	76,894	9,802,447
		Shares	Value†
FINANCIALS — (Continued)
	Alerus Financial Corp.	8,324	$276,939
	Allstate Corp.	49,724	13,131,114
	Ally Financial, Inc.	107,632	4,663,695
*	AlTi Global, Inc.	4,300	15,480
	Amalgamated Financial Corp.	20,840	1,029,079
	Amerant Bancorp, Inc.	19,289	570,954
	American Coastal Insurance Corp., Class C	10,298	109,365
	American Express Co.	39,734	13,360,558
	American Financial Group, Inc.	27,378	3,880,010
	American International Group, Inc.	116,790	9,177,358
	Ameriprise Financial, Inc.	20,340	11,102,386
	Ameris Bancorp	37,850	3,300,899
#	AMERISAFE, Inc.	9,888	287,148
	AmeriServ Financial, Inc.	15,921	72,759
	Ames National Corp.	609	18,629
	Aon PLC, Class A	20,658	7,448,242
	Apollo Global Management, Inc.	26,307	3,303,896
*	Arch Capital Group Ltd.	55,478	5,577,203
	Arrow Financial Corp.	13,541	539,473
	Arthur J Gallagher & Co.	1,741	434,240
	Artisan Partners Asset Management, Inc., Class A	26,899	1,055,517
	Associated Banc-Corp.	120,140	3,709,923
	Associated Capital Group, Inc., Class A	2,348	78,517
	Assurant, Inc.	13,096	3,656,272
	Assured Guaranty Ltd.	20,879	1,727,111
*	Atlantic American Corp.	5,179	7,976
	Atlantic Union Bankshares Corp.	98,686	4,187,247
*	Atlanticus Holdings Corp.	10,400	1,097,096
	Auburn National BanCorp, Inc.	2,722	71,289
	Axis Capital Holdings Ltd.	45,117	4,751,722
*	Axos Financial, Inc.	25,754	2,611,713
	Banc of California, Inc.	3,801	72,789

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BancFirst Corp.	16,474	$1,858,597
*	Bancorp, Inc.	28,791	1,931,012
	Bank First Corp.	1,299	198,409
	Bank of America Corp.	227,596	14,099,572
	Bank of Hawaii Corp.	25,688	2,052,471
	Bank of Marin Bancorp	9,274	270,430
	Bank of New York Mellon Corp.	163,385	25,541,977
	Bank of NT Butterfield & Son Ltd.	29,661	1,817,923
	Bank of the James Financial Group, Inc.	1,690	45,698
	Bank OZK	50,976	2,615,069
	Bank7 Corp.	3,863	194,232
	BankUnited, Inc.	48,295	2,252,962
	Bankwell Financial Group, Inc.	4,829	329,096
	Banner Corp.	20,193	1,421,789
	Bar Harbor Bankshares	8,947	355,285
	BayCom Corp.	7,118	214,821
	BCB Bancorp, Inc.	12,611	125,984
	Beacon Financial Corp.	48,897	1,540,744
*	Berkshire Hathaway, Inc., Class B	59,299	30,333,810
	BGC Group, Inc., Class A	131,054	1,509,742
	Blackrock, Inc.	277	302,038
*	Block, Inc.	44,910	3,648,488
	Blue Ridge Bankshares, Inc.	51,377	180,333
	BOK Financial Corp.	25,017	3,534,652
*	Bowhead Specialty Holdings, Inc.	456	13,949
	Bread Financial Holdings, Inc.	33,130	3,580,359
*	Bridgewater Bancshares, Inc.	7,535	154,317
*	Brighthouse Financial, Inc.	42,836	2,651,977
*	Broadway Financial Corp.	213	2,153
	Brown & Brown, Inc.	26,344	1,854,618
	Burke & Herbert Financial Services Corp.	4,678	342,664
	Business First Bancshares, Inc.	16,652	529,867
*	BV Financial, Inc.	1,771	36,376
	Byline Bancorp, Inc.	14,797	581,078
	C&F Financial Corp.	3,616	298,645
	California BanCorp	3,170	67,521
		Shares	Value†
FINANCIALS — (Continued)
*	California First Leasing Corp.	2	$2,885
	Camden National Corp.	11,793	682,697
	Capital Bancorp, Inc.	3,991	148,984
	Capital City Bank Group, Inc.	12,679	657,660
	Capital One Financial Corp.	57,178	11,950,774
	Capitol Federal Financial, Inc.	51,853	458,381
	Carlyle Group, Inc.	44,314	2,039,330
	Carter Bankshares, Inc.	18,144	627,420
	Cass Information Systems, Inc.	5,361	299,787
	Cathay General Bancorp	40,941	2,587,062
	CB Financial Services, Inc.	1,467	53,736
	Cboe Global Markets, Inc.	5,637	1,748,767
	Central Pacific Financial Corp.	21,665	853,601
	CF Bankshares, Inc.	1,903	67,671
	Charles Schwab Corp.	55,967	5,889,967
	Chemung Financial Corp.	3,839	312,840
	ChoiceOne Financial Services, Inc.	1,691	57,545
	Chubb Ltd.	11,452	4,015,987
	Cincinnati Financial Corp.	22,055	3,918,732
	Citigroup, Inc.	62,333	8,256,006
	Citizens & Northern Corp.	4,769	121,085
	Citizens Community Bancorp, Inc.	7,225	158,950
	Citizens Financial Group, Inc.	88,578	6,346,614
	Citizens Financial Services, Inc.	293	22,713
#*	Citizens, Inc.	19,162	90,636
	City Holding Co.	10,966	1,591,276
	Civista Bancshares, Inc.	9,062	263,342
	CME Group, Inc.	2,328	623,415
	CNB Financial Corp.	23,025	808,178
	CNO Financial Group, Inc.	16,341	900,226
*	Coastal Financial Corp.	2,627	107,681
	Cohen & Co., Inc.	1,039	13,767
	Cohen & Steers, Inc.	14,023	1,153,672
	Colony Bankcorp, Inc.	10,942	239,849

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Columbia Banking System, Inc.	111,041	$3,472,252
*	Columbia Financial, Inc.	155,186	1,677,561
	Commerce Bancshares, Inc.	45,707	2,709,054
	Community Bancorp/VT	194	7,847
	Community Financial System, Inc.	30,863	2,000,231
	Community Trust Bancorp, Inc.	15,389	1,207,267
	Community West Bancshares	14,344	359,030
	ConnectOne Bancorp, Inc.	22,465	739,997
*	Consumer Portfolio Services, Inc.	43,119	401,869
	Corebridge Financial, Inc.	73,079	2,279,334
*	Corpay, Inc.	16,484	6,298,701
	Crawford & Co. (CRD/A US), Class A	24,877	271,408
	Crawford & Co. (CRD/B US), Class B	21,302	214,511
*	Credit Acceptance Corp.	2,575	1,464,943
	Cullen/Frost Bankers, Inc.	21,063	3,503,619
*	Customers Bancorp, Inc.	18,446	1,451,331
	CVB Financial Corp.	103,850	2,323,125
#*	Dave, Inc.	4,955	1,846,679
	DigitalBridge Group, Inc.	53,254	845,141
	Dime Community Bancshares, Inc.	22,926	934,464
	Donegal Group, Inc. (DGICA US), Class A	23,174	457,455
	Donegal Group, Inc. (DGICB US), Class B	3,821	83,298
*	Donnelley Financial Solutions, Inc.	17,036	805,803
	Eagle Bancorp Montana, Inc.	5,214	122,164
	Eagle Bancorp, Inc.	7,850	217,838
	Eagle Financial Services, Inc.	284	11,516
	East West Bancorp, Inc.	29,808	3,904,848
	Eastern Bankshares, Inc.	101,988	2,341,644
*	ECB Bancorp, Inc.	1,981	40,710
		Shares	Value†
FINANCIALS — (Continued)
	Employers Holdings, Inc.	17,871	$903,379
	Enact Holdings, Inc.	11,973	566,562
*	Encore Capital Group, Inc.	13,635	1,282,781
*	Enova International, Inc.	22,267	5,658,935
	Enterprise Financial Services Corp.	21,567	1,430,108
	Equitable Holdings, Inc.	17,199	819,532
	Equity Bancshares, Inc., Class A	13,160	666,949
	Esquire Financial Holdings, Inc.	2,267	292,942
	Essent Group Ltd.	44,013	2,903,097
*	Euronet Worldwide, Inc.	17,770	1,267,534
	Evercore, Inc., Class A	9,563	3,065,515
	Everest Group Ltd.	8,119	3,037,724
	EVERTEC, Inc.	24,381	742,158
#*	EZCORP, Inc., Class A	41,658	1,240,159
	F&G Annuities & Life, Inc.	13,046	372,724
	FactSet Research Systems, Inc.	3,846	1,012,267
	Farmers & Merchants Bancorp, Inc.	2,373	79,163
	Farmers National Banc Corp.	32,569	516,544
*	FB Bancorp, Inc.	1,556	24,048
	FB Financial Corp.	29,461	1,778,855
	Federal Agricultural Mortgage Corp. (AGM US), Class C	5,988	1,362,869
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	987	159,326
	Federated Hermes, Inc.	55,446	3,324,542
	Fidelity D&D Bancorp, Inc.	50	2,630
	Fidelity National Financial, Inc.	52,181	2,692,018
	Fidelity National Information Services, Inc.	81,525	3,649,874
*	Fifth District Bancorp, Inc.	860	15,145
	Fifth Third Bancorp	200,595	11,333,618
*	Finance of America Cos., Inc., Class A	1,624	36,946
	Financial Institutions, Inc.	13,233	548,640

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Finward Bancorp	872	$38,769
*	Finwise Bancorp	7,717	106,186
	First American Financial Corp.	44,277	3,320,332
	First BanCorp	143,188	4,142,429
	First Bancorp, Inc.	9,500	333,450
	First Bancorp/Southern Pines NC	27,118	1,704,909
	First Bank	15,693	290,791
	First Busey Corp.	63,875	1,971,183
	First Business Financial Services, Inc.	4,781	335,674
	First Capital, Inc.	1,959	123,966
	First Citizens BancShares, Inc., Class A	1,816	3,970,956
	First Commonwealth Financial Corp.	82,340	1,772,780
	First Community Bankshares, Inc.	14,797	706,113
	First Community Corp.	2,082	71,121
	First Financial Bancorp	67,526	2,284,405
	First Financial Bankshares, Inc.	38,057	1,337,323
	First Financial Corp.	9,553	769,494
	First Hawaiian, Inc.	71,132	1,976,758
	First Horizon Corp.	165,174	4,235,061
	First Internet Bancorp	6,231	183,565
	First Interstate BancSystem, Inc., Class A	58,730	2,232,915
	First Merchants Corp.	43,026	1,856,142
	First Mid Bancshares, Inc.	14,008	729,677
	First National Corp.	2,096	66,548
*	First Northern Community Bancorp	949	17,462
*	First Northwest Bancorp	4,000	45,840
*	First Seacoast Bancorp, Inc.	822	13,949
	First U.S. Bancshares, Inc.	1,708	28,182
	First United Corp.	5,428	239,592
*	First Western Financial, Inc.	5,270	164,161
	FirstCash Holdings, Inc.	17,634	3,597,512
*	Firstsun Capital Bancorp	3,106	120,140
	Five Star Bancorp	4,616	217,829
	Flagstar Bank NA	141,749	2,015,671
		Shares	Value†
FINANCIALS — (Continued)
*	Flywire Corp.	27,843	$445,766
	FNB Corp.	188,282	3,558,530
	Franklin Financial Services Corp.	2,057	129,920
	Franklin Resources, Inc.	99,400	3,365,684
	FS Bancorp, Inc.	7,078	303,717
	Fulton Financial Corp.	113,188	2,753,864
	FVCBankcorp, Inc.	4,362	81,090
#*	Galaxy Digital, Inc., Class A	15,147	318,238
	GCM Grosvenor, Inc., Class A	7,483	93,388
*	Genworth Financial, Inc.	261,477	2,570,319
	German American Bancorp, Inc.	18,699	951,405
	Glacier Bancorp, Inc.	50,159	2,472,337
	Global Payments, Inc.	41,942	3,526,483
	Globe Life, Inc.	22,619	4,122,313
	Goldman Sachs Group, Inc.	17,667	17,991,719
	Great Southern Bancorp, Inc.	9,271	744,554
*	Green Dot Corp., Class A	27,185	356,395
	Greene County Bancorp, Inc.	480	16,061
*	Greenlight Capital Re Ltd., Class A	26,675	444,139
	HA Sustainable Infrastructure Capital, Inc.	9,410	356,357
	Hamilton Insurance Group Ltd., Class B	5,293	190,336
	Hamilton Lane, Inc., Class A	250	22,228
	Hancock Whitney Corp.	46,414	3,573,878
	Hanmi Financial Corp.	23,150	738,022
	Hanover Bancorp, Inc.	510	13,385
	Hanover Insurance Group, Inc.	15,474	3,599,717
*	Happen, Inc.	66,687	1,276,389
	Hartford Insurance Group, Inc.	59,490	8,442,226
	Hawthorn Bancshares, Inc.	5,972	232,848
	HBT Financial, Inc.	2,401	86,052
	HCI Group, Inc.	7,650	1,338,827
	Hennessy Advisors, Inc.	4,456	43,802
	Heritage Financial Corp.	25,538	759,245

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Heritage Insurance Holdings, Inc.	25,331	$743,971
	Hilltop Holdings, Inc.	37,463	1,477,541
#	Hingham Institution For Savings	1,249	356,190
*	Hippo Holdings, Inc.	906	28,494
	Home Bancorp, Inc.	4,556	325,025
	Home BancShares, Inc.	76,873	2,388,444
	Home Federal Bancorp, Inc. of Louisiana	944	21,721
	HomeTrust Bancshares, Inc.	9,675	495,263
	Hope Bancorp, Inc.	70,919	993,575
	Horace Mann Educators Corp.	31,945	1,664,654
	Horizon Bancorp, Inc.	27,390	560,126
	Houlihan Lokey, Inc.	12,924	1,621,833
	Huntington Bancshares, Inc.	368,794	6,284,250
	Independent Bank Corp. (IBCP US)	13,266	506,761
	Independent Bank Corp. (INDB US)	29,063	2,436,351
	Intercontinental Exchange, Inc.	75,579	11,524,286
	International Bancshares Corp.	58,707	4,493,434
	Invesco Ltd.	175,559	5,196,546
	Investar Holding Corp.	2,788	83,975
	Investors Title Co.	1,402	405,585
	Isabella Bank Corp.	387	15,368
	Jack Henry & Associates, Inc.	23,426	3,608,541
	Jackson Financial, Inc., Class A	39,300	4,805,604
	James River Group Holdings, Inc.	7,743	34,766
	Jefferies Financial Group, Inc.	64,319	3,511,817
	John Marshall Bancorp, Inc.	1,801	41,783
	JPMorgan Chase & Co.	119,131	41,909,095
	Kearny Financial Corp.	36,022	345,451
	Kemper Corp.	31,464	892,948
*	Kentucky First Federal Bancorp	22	120
	KeyCorp	226,830	5,124,090
	Kingstone Cos., Inc.	2,088	41,697
	Kinsale Capital Group, Inc.	4,958	1,767,130
	KKR & Co., Inc.	4,016	407,343
		Shares	Value†
FINANCIALS — (Continued)
	Lake Shore Bancorp, Inc.	3,399	$58,361
	Lakeland Financial Corp.	14,924	934,989
	Landmark Bancorp, Inc.	5,575	174,721
	Lazard, Inc.	31,742	1,345,226
	LCNB Corp.	2,100	41,601
*	LendingTree, Inc.	3,901	124,286
	Lincoln National Corp.	91,869	4,190,145
	Live Oak Bancshares, Inc.	29,324	1,255,067
	Loews Corp.	40,817	4,735,180
	LPL Financial Holdings, Inc.	15,441	5,461,482
	M&T Bank Corp.	19,140	4,713,991
	Magyar Bancorp, Inc.	2,911	55,455
	MainStreet Bancshares, Inc.	828	19,094
*	Markel Group, Inc.	2,091	3,935,973
	MarketAxess Holdings, Inc.	8,054	1,307,164
*	Marqeta, Inc., Class A	46,600	808,976
	Marsh & McLennan Cos., Inc.	24,674	4,680,411
	Mastercard, Inc., Class A	39,467	22,618,538
	Mechanics Bancorp, Class A	5,261	88,332
	Mercantile Bank Corp.	9,481	569,618
	Merchants Bancorp	15,041	829,962
	Mercury General Corp.	41,329	4,427,162
	Meridian Corp.	2,646	51,967
	MetLife, Inc.	115,704	11,122,626
	Metrocity Bankshares, Inc.	4,305	152,311
	Metropolitan Bank Holding Corp.	1,437	132,894
	MGIC Investment Corp.	105,335	3,164,263
	Mid Penn Bancorp, Inc.	13,502	517,667
	Midland States Bancorp, Inc.	12,319	414,781
	Moelis & Co., Class A	15,862	1,064,023
	Moody's Corp.	29,357	14,043,802
	Morgan Stanley	52,595	11,067,040
	Morningstar, Inc.	3,648	702,495
	MSCI, Inc.	2,282	1,305,852
	MVB Financial Corp.	8,542	261,812
	Nasdaq, Inc.	49,471	4,659,674

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	National Bank Holdings Corp., Class A	30,752	$1,328,179
	National Bankshares, Inc.	1,092	44,335
	Navient Corp.	74,378	624,031
	NB Bancorp, Inc.	3,431	78,947
	NBT Bancorp, Inc.	39,786	2,094,733
*	NCR Atleos Corp.	41,262	1,940,552
	Nelnet, Inc., Class A	12,658	1,719,842
*	NerdWallet, Inc., Class A	5,644	50,796
*	NI Holdings, Inc.	11,102	168,195
	Nicolet Bankshares, Inc.	13,529	2,312,377
*	NMI Holdings, Inc.	53,223	2,357,779
	Northeast Bank	5,706	708,514
	Northeast Community Bancorp, Inc.	3,544	94,625
	Northern Trust Corp.	44,543	8,115,289
	Northpointe Bancshares, Inc.	1,985	34,738
	Northrim BanCorp, Inc.	17,844	473,044
	Northwest Bancshares, Inc.	95,831	1,508,380
	Norwood Financial Corp.	4,505	153,125
	Oak Valley Bancorp	5,477	185,506
	OceanFirst Financial Corp.	44,846	865,976
	OFG Bancorp	39,154	2,069,680
	Ohio Valley Banc Corp.	3,044	128,031
	Old National Bancorp	139,736	3,722,567
	Old Republic International Corp.	89,999	3,888,857
	Old Second Bancorp, Inc.	26,311	665,405
	OneMain Holdings, Inc.	60,730	3,800,483
*	Onity Group, Inc.	4,084	149,719
	OP Bancorp	9,341	145,720
*	Oportun Financial Corp.	12,558	69,571
	Oppenheimer Holdings, Inc., Class A	8,277	882,659
*	OppFi, Inc.	6,136	57,494
*	OptimumBank Holdings, Inc.	2,148	16,325
	Orange County Bancorp, Inc.	788	30,141
	Origin Bancorp, Inc.	15,384	841,966
	Orrstown Financial Services, Inc.	14,902	636,762
		Shares	Value†
FINANCIALS — (Continued)
*	Palomar Holdings, Inc.	17,683	$2,365,809
	Park National Corp.	9,573	1,992,620
	Parke Bancorp, Inc.	8,765	299,325
	Pathfinder Bancorp, Inc.	1,554	24,833
	Pathward Financial, Inc.	14,079	1,242,331
*	Paymentus Holdings, Inc., Class A	5,352	182,503
*	Payoneer Global, Inc.	83,338	597,533
	PayPal Holdings, Inc.	6,638	379,760
*	Paysafe Ltd.	1,872	15,126
*	Paysign, Inc.	22,491	201,519
	PCB Bancorp	6,587	183,580
	Peapack-Gladstone Financial Corp.	11,532	530,241
	Pelagos Insurance Capital Ltd.	8,670	219,264
	PennyMac Financial Services, Inc.	22,264	1,678,928
	Peoples Bancorp of North Carolina, Inc.	3,887	167,141
	Peoples Bancorp, Inc.	30,025	1,250,842
	Peoples Financial Services Corp.	3,825	269,127
	Pinnacle Financial Partners, Inc.	57,179	6,016,946
*	Pioneer Bancorp, Inc.	10,487	180,586
	Piper Sandler Cos.	6,012	455,710
	Plumas Bancorp	4,445	272,523
	PNC Financial Services Group, Inc.	14,448	3,610,122
*	Ponce Financial Group, Inc.	7,460	150,543
	Popular, Inc.	26,671	4,673,026
*	PRA Group, Inc.	23,159	402,272
	Preferred Bank	12,480	1,303,411
	Primerica, Inc.	11,895	3,805,924
	Primis Financial Corp.	14,364	230,111
	Princeton Bancorp, Inc.	1,413	58,272
	Principal Financial Group, Inc.	48,487	5,512,972
	PROG Holdings, Inc.	27,362	1,204,475
	Progressive Corp.	27,083	5,725,888
	Prosperity Bancshares, Inc.	52,738	3,948,494
	Provident Financial Holdings, Inc.	7,891	140,144
	Provident Financial Services, Inc.	76,300	1,883,084
	Prudential Financial, Inc.	46,159	5,635,091
	QCR Holdings, Inc.	13,677	1,408,047
	Radian Group, Inc.	52,296	2,039,021

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Raymond James Financial, Inc.	28,571	$5,027,925
	RBB Bancorp	11,112	293,023
	Red River Bancshares, Inc.	3,292	331,011
	Regional Management Corp.	11,883	383,464
	Regions Financial Corp.	218,037	6,748,245
	Reinsurance Group of America, Inc.	11,341	2,686,116
	RenaissanceRe Holdings Ltd.	13,679	4,377,006
	Renasant Corp.	64,913	2,828,259
	Republic Bancorp, Inc., Class A	14,023	1,395,849
*	Rhinebeck Bancorp, Inc.	3,045	36,540
	Richmond Mutual BanCorp, Inc.	6,077	95,105
	Riverview Bancorp, Inc.	17,378	92,103
	RLI Corp.	33,020	2,022,145
*	Robinhood Markets, Inc., Class A	1,663	143,949
#*	Rocket Cos., Inc., Class A	474,848	6,125,539
	S&P Global, Inc.	9,441	3,889,031
	S&T Bancorp, Inc.	30,437	1,587,290
	Safety Insurance Group, Inc.	10,322	1,067,192
	SB Financial Group, Inc.	4,223	110,980
	Seacoast Banking Corp. of Florida	43,820	1,522,307
*	Security National Financial Corp., Class A	15,068	141,187
	SEI Investments Co.	32,595	3,356,633
	Selective Insurance Group, Inc.	23,659	2,242,637
	ServisFirst Bancshares, Inc.	10,394	930,263
	Shore Bancshares, Inc.	14,775	361,988
	Sierra Bancorp	8,412	342,873
	Silvercrest Asset Management Group, Inc., Class A	3,536	36,350
	Simmons First National Corp., Class A	86,451	2,039,379
*	SiriusPoint Ltd.	68,082	1,610,139
*	Skyward Specialty Insurance Group, Inc.	9,392	563,050
		Shares	Value†
FINANCIALS — (Continued)
	SLM Corp.	86,236	$2,241,705
	SmartFinancial, Inc.	8,761	459,076
#*	SoFi Technologies, Inc.	217,889	3,553,770
	Sound Financial Bancorp, Inc.	1,802	85,108
	South Plains Financial, Inc.	7,033	315,360
*	Southern First Bancshares, Inc.	4,205	262,392
	Southern Missouri Bancorp, Inc.	5,092	394,172
	Southside Bancshares, Inc.	24,519	797,113
	Southstate Bank Corp.	54,910	5,770,492
	SR Bancorp, Inc.	2,291	44,789
	State Street Corp.	33,137	6,102,510
*††	Sterling Bancorp, Inc.	34,677	0
	Stewart Information Services Corp.	16,927	1,144,096
	Stifel Financial Corp.	46,578	3,861,782
	Stock Yards Bancorp, Inc.	21,906	1,864,201
*	StoneX Group, Inc.	40,269	3,083,397
*	Summit State Bank	4,662	57,762
	Synchrony Financial	91,517	6,936,073
#	T. Rowe Price Group, Inc.	37,042	4,139,444
	Texas Capital Bancshares, Inc.	26,805	2,649,674
#	TFS Financial Corp.	76,362	1,405,824
*	Third Coast Bancshares, Inc.	1,356	59,447
	Timberland Bancorp, Inc.	6,498	291,305
	Tiptree, Inc.	32,911	584,828
	Tompkins Financial Corp.	11,644	1,162,537
	Towne Bank	45,945	1,741,775
	Tradeweb Markets, Inc., Class A	343	34,472
	Travelers Cos., Inc.	65,097	24,369,713
	TriCo Bancshares	26,463	1,522,681
*	Triumph Financial, Inc.	9,182	697,189
	Truist Financial Corp.	117,845	6,109,085
	TrustCo Bank Corp.	13,355	760,968
	Trustmark Corp.	48,138	2,284,148
	U.S. Bancorp	86,496	5,450,113
	U.S. Global Investors, Inc., Class A	4,178	11,949
	UMB Financial Corp.	44,745	6,520,689
	Union Bankshares, Inc.	2,000	46,060
	United Bancorp, Inc.	2,256	34,404
	United Bancshares, Inc.	1,640	63,960

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	United Bankshares, Inc.	61,684	$2,988,590
	United Community Banks, Inc.	70,949	2,514,433
	United Fire Group, Inc.	13,386	687,505
	Unity Bancorp, Inc.	6,942	408,814
	Universal Insurance Holdings, Inc.	20,387	891,116
	Univest Financial Corp.	22,073	976,510
	Unum Group	47,021	4,048,978
	USCB Financial Holdings, Inc.	7,405	162,688
#	UWM Holdings Corp.	49,502	90,094
	Valley National Bancorp	213,899	3,056,617
	Value Line, Inc.	830	28,378
#*	Velocity Financial, Inc.	20,216	354,589
	Victory Capital Holdings, Inc., Class A	28,335	2,806,015
	Virginia National Bankshares Corp.	3,246	148,651
	Virtu Financial, Inc., Class A	48,932	2,873,776
	Virtus Investment Partners, Inc.	6,624	1,055,534
	Visa, Inc., Class A	97,436	35,674,243
	Voya Financial, Inc.	75,930	7,549,720
	W.R. Berkley Corp.	50,798	3,684,887
	WaFd, Inc.	46,155	1,697,119
	Walker & Dunlop, Inc.	23,151	1,150,373
	Washington Trust Bancorp, Inc.	11,265	439,110
	Waterstone Financial, Inc.	15,709	322,349
	Webster Financial Corp.	39,223	3,028,800
	Wells Fargo & Co.	209,492	18,110,583
	WesBanco, Inc.	71,007	2,938,270
	West BanCorp, Inc.	12,250	343,613
	Westamerica BanCorp	23,825	1,433,074
	Western Alliance Bancorp	31,001	2,495,271
	Western New England Bancorp, Inc.	18,176	235,016
#	Western Union Co.	192,715	1,225,667
	Westwood Holdings Group, Inc.	10,863	208,244
*	WEX, Inc.	9,155	1,711,619
	White Mountains Insurance Group Ltd.	1,002	2,101,925
		Shares	Value†
FINANCIALS — (Continued)
	Willis Towers Watson PLC	13,097	$4,399,544
	Wintrust Financial Corp.	24,349	3,884,639
#	WisdomTree, Inc.	84,447	1,635,738
*	World Acceptance Corp.	2,839	510,481
	WSFS Financial Corp.	44,868	3,598,414
	WVS Financial Corp.	1,482	28,395
	Zions Bancorp NA	55,919	3,897,554
TOTAL FINANCIALS			1,073,383,639
HEALTH CARE — (8.7%)
*	4D Molecular Therapeutics, Inc.	19,016	193,583
††	89bio, Inc.	27,608	9,387
	Abbott Laboratories	60,206	6,363,774
	AbbVie, Inc.	101,695	25,519,343
††	Abiomed, Inc.	2,059	32,141
*	AC Immune SA	15,821	34,648
*	Acadia Healthcare Co., Inc.	33,486	991,855
*	ACADIA Pharmaceuticals, Inc.	58,930	1,524,519
	Acme United Corp.	1,921	109,228
*	Acumen Pharmaceuticals, Inc.	6,420	13,803
*	AdaptHealth Corp.	56,140	606,312
*	Addus HomeCare Corp.	7,524	868,872
*	ADMA Biologics, Inc.	32,070	271,312
#††	Aduro Biotech, Inc.	740	281
	Agilent Technologies, Inc.	22,771	3,150,823
*	Agios Pharmaceuticals, Inc.	17,116	513,822
††	Albireo Pharma, Inc.	7,009	44,717
*	Align Technology, Inc.	6,810	1,151,980
*	Aligos Therapeutics, Inc.	2,093	8,853
*	Alkermes PLC	48,887	2,394,974
*	Allogene Therapeutics, Inc.	21,160	39,781
*	Alto Neuroscience, Inc.	1,295	35,056
*	American Well Corp., Class A	8,426	90,579
	Amgen, Inc.	36,562	14,082,220
*	AMN Healthcare Services, Inc.	18,812	632,648
*	Amneal Pharmaceuticals, Inc.	42,698	782,227

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Amphastar Pharmaceuticals, Inc.	17,210	$343,167
*	AngioDynamics, Inc.	19,026	281,395
*	ANI Pharmaceuticals, Inc.	9,513	753,810
*	Anika Therapeutics, Inc.	11,894	229,316
*	Artivion, Inc.	15,022	403,040
*	Arvinas, Inc.	25,098	201,537
*	Astrana Health, Inc.	22,990	817,524
*	Atea Pharmaceuticals, Inc.	7,814	36,726
*	AtriCure, Inc.	25,527	963,899
*	Aura Biosciences, Inc.	6,105	42,796
*	Aveanna Healthcare Holdings, Inc.	78,613	738,176
*	Aytu BioPharma, Inc.	5,481	12,223
*	Azenta, Inc.	16,427	462,091
	Baxter International, Inc.	10,682	279,441
*	Beam Therapeutics, Inc.	39,569	1,009,801
	Becton Dickinson & Co.	28,275	4,682,905
#*	Bicara Therapeutics, Inc.	20,440	553,924
*	BioAge Labs, Inc.	15,823	143,040
*	Biogen, Inc.	10,477	2,126,307
*	BioLife Solutions, Inc.	15,521	485,497
*	BioMarin Pharmaceutical, Inc.	31,776	1,907,195
*	Bio-Rad Laboratories, Inc., Class A	7,611	2,477,228
*	Bioventus, Inc., Class A	28,784	379,085
*	Boston Scientific Corp.	8,550	399,541
*	BrightSpring Health Services, Inc.	877	52,366
	Bristol-Myers Squibb Co.	293,601	19,175,081
*	Brookdale Senior Living, Inc.	47,255	689,923
	Bruker Corp.	7,819	491,346
*	C4 Therapeutics, Inc.	43,247	150,500
*	Cabaletta Bio, Inc.	15,719	42,127
	Cardinal Health, Inc.	3,668	843,750
*	CareCloud, Inc.	4,935	12,041
*	CareDx, Inc.	4,295	187,734
*	Castle Biosciences, Inc.	17,398	487,144
*	Celldex Therapeutics, Inc.	3,719	141,545
	Cencora, Inc.	35,669	11,105,186
		Shares	Value†
HEALTH CARE — (Continued)
*	Centene Corp.	27,367	$1,702,775
*	Charles River Laboratories International, Inc.	12,426	2,889,169
	Chemed Corp.	3,785	2,014,566
*††	Chinook Therapeutics, Inc.	45,796	0
	Cigna Group	31,616	8,822,445
*	Collegium Pharmaceutical, Inc.	24,143	854,421
*	Compass Therapeutics, Inc.	36,781	70,252
	Concentra Group Holdings Parent, Inc.	62,939	1,992,019
	CONMED Corp.	15,145	701,213
*	Contineum Therapeutics, Inc., Class A	3,500	54,215
*	Cooper Cos., Inc.	31,243	2,259,494
*	Corbus Pharmaceuticals Holdings, Inc.	10,512	94,293
*	CorVel Corp.	103	6,186
*	Coya Therapeutics, Inc.	3,506	14,690
*	Crinetics Pharmaceuticals, Inc.	20,809	1,737,968
*	CryoPort, Inc.	20,052	302,585
#*	Cullinan Therapeutics, Inc.	25,072	413,688
*	Cumberland Pharmaceuticals, Inc.	2,517	16,814
	CVS Health Corp.	81,707	8,532,662
*	Cytek Biosciences, Inc.	67,151	283,377
*	CytomX Therapeutics, Inc.	51,009	158,128
	Danaher Corp.	10,017	1,953,115
*	DaVita, Inc.	3,853	925,067
*	Denali Therapeutics, Inc.	52,108	1,199,526
	Dentsply Sirona, Inc.	54,948	734,655
*	Design Therapeutics, Inc.	24,232	295,146
*	Dexcom, Inc.	28,804	2,403,694
#*	Dyne Therapeutics, Inc.	38,006	956,991
*	Edwards Lifesciences Corp.	37,121	3,195,004
*	Elanco Animal Health, Inc.	194,814	5,137,245
*	Electromed, Inc.	2,971	121,009
	Elevance Health, Inc.	5,058	1,900,999

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Eli Lilly & Co.	43,015	$49,417,353
*	Emergent BioSolutions, Inc.	25,554	184,500
*	Enanta Pharmaceuticals, Inc.	6,032	76,003
	Encompass Health Corp.	33,251	3,693,189
*	Enovis Corp.	14,034	409,091
	Ensign Group, Inc.	11,317	2,016,237
*	Entrada Therapeutics, Inc.	16,129	109,516
*	Envista Holdings Corp.	79,803	2,179,420
*	Exelixis, Inc.	77,009	4,083,787
*	First Tracks Biotherapeutics, Inc.	4,265	187,831
*	Fortrea Holdings, Inc.	36,629	702,178
*	Fulgent Genetics, Inc.	15,525	256,939
*	GE HealthCare Technologies, Inc.	38,451	2,615,437
	Gilead Sciences, Inc.	115,264	15,008,525
*	Ginkgo Bioworks Holdings, Inc.	14,348	116,075
*	Globus Medical, Inc., Class A	17,551	1,382,843
*	GoodRx Holdings, Inc., Class A	42,686	131,046
#*	GRAIL, Inc.	16,652	1,141,661
*	Guardian Pharmacy Services, Inc., Class A	12,086	477,760
*	Haemonetics Corp.	22,473	1,922,340
#*	Halozyme Therapeutics, Inc.	35,066	2,894,348
*	Harmony Biosciences Holdings, Inc.	25,798	909,122
#*	Harrow, Inc.	9,614	372,735
*	Harvard Bioscience, Inc.	1,229	7,497
*	HealthEquity, Inc.	10,217	1,027,932
	HealthStream, Inc.	11,265	315,871
*	Henry Schein, Inc.	29,660	2,543,345
	Humana, Inc.	9,303	3,384,990
*	ICON PLC	12,349	2,019,864
*	ICU Medical, Inc.	7,271	1,225,236
*	Ideaya Biosciences, Inc.	34,486	1,224,253
*	IDEXX Laboratories, Inc.	10,010	5,596,291
*	ImmuCell Corp.	2,993	33,552
*	Incyte Corp.	35,171	4,203,638
*	InfuSystem Holdings, Inc.	10,768	98,420
*	Innoviva, Inc.	61,298	1,285,419
*	Inogen, Inc.	10,041	64,764
		Shares	Value†
HEALTH CARE — (Continued)
*	Integer Holdings Corp.	11,738	$1,422,763
*	Integra LifeSciences Holdings Corp.	24,930	415,084
#*	Intellia Therapeutics, Inc.	56,767	606,272
*	Iovance Biotherapeutics, Inc.	179,586	730,915
*	IQVIA Holdings, Inc.	25,722	6,045,184
*	Jazz Pharmaceuticals PLC	2,059	520,639
	Johnson & Johnson	145,402	37,273,803
*	Kalaris Therapeutics, Inc.	2,750	9,652
*	Keros Therapeutics, Inc.	2,757	27,763
*	Kewaunee Scientific Corp.	2,037	72,762
††	Kinnate Biopharma, Inc.	9,473	742
*	Kiora Pharmaceuticals, Inc.	3,923	10,278
	Labcorp Holdings, Inc.	15,957	4,933,904
*	Lantheus Holdings, Inc.	26,256	2,616,148
*	Larimar Therapeutics, Inc.	33,404	127,603
	LeMaitre Vascular, Inc.	8,178	828,595
*	LeonaBio, Inc.	1,530	10,802
*	Lexeo Therapeutics, Inc.	14,381	59,394
*	LifeStance Health Group, Inc.	142,544	1,493,861
*	Ligand Pharmaceuticals, Inc.	375	107,827
*	Lipocine, Inc.	2,156	4,571
*	LivaNova PLC	27,251	2,183,895
*	Lyell Immunopharma, Inc.	1,896	24,534
	McKesson Corp.	488	417,821
*	Medpace Holdings, Inc.	5,527	3,189,687
	Medtronic PLC	56,627	4,835,380
	Merck & Co., Inc.	191,475	24,930,045
*	Merit Medical Systems, Inc.	5,995	509,635
*††	Merrimack Pharmaceuticals, Inc.	9,794	0
	Mesa Laboratories, Inc.	2,622	264,324

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Mineralys Therapeutics, Inc.	11,918	$304,147
#*	Moderna, Inc.	59,259	3,248,578
*	Molina Healthcare, Inc.	5,256	1,028,179
*	Monte Rosa Therapeutics, Inc.	32,343	534,306
*	Myriad Genetics, Inc.	17,493	50,030
	National HealthCare Corp.	9,338	2,110,668
*	Neogen Corp.	65,469	788,247
*	NeoGenomics, Inc.	68,388	1,045,652
*	Neurocrine Biosciences, Inc.	13,047	2,176,240
*	Neurogene, Inc.	4,300	141,427
*	Nkarta, Inc.	22,543	47,115
	NRC Health	14,876	290,231
*	Nurix Therapeutics, Inc.	2,360	54,776
*	Ocular Therapeutix, Inc.	59,382	485,151
*	Olema Pharmaceuticals, Inc.	35,233	403,418
*»	OmniAb, Inc. (2200963D US)	6,492	0
*»	OmniAb, Inc. (2200964D US)	6,492	0
*	OmniAb, Inc. (OABI UQ)	5,731	11,347
*	Omnicell, Inc.	18,802	665,027
*	Option Care Health, Inc.	63,292	1,457,615
	Oramed Pharmaceuticals, Inc.	10,581	43,065
*	OraSure Technologies, Inc.	39,492	159,943
*	Organogenesis Holdings, Inc.	28,075	66,538
	Organon & Co.	67,309	912,037
*	ORIC Pharmaceuticals, Inc.	42,159	466,700
*	Orthofix Medical, Inc.	21,135	249,393
*	OrthoPediatrics Corp.	8,457	170,747
*	Pacira BioSciences, Inc.	18,743	495,003
*	PACS Group, Inc.	17,370	799,194
#*††	PDL BioPharma, Inc.	418,608	129,768
*	Pediatrix Medical Group, Inc.	43,390	1,150,269
*	Pennant Group, Inc.	3,610	145,555
*	Personalis, Inc.	28,010	354,607
*	Perspective Therapeutics, Inc.	48,875	142,226
	Pfizer, Inc.	315,076	7,880,051
		Shares	Value†
HEALTH CARE — (Continued)
	Phibro Animal Health Corp., Class A	12,236	$444,534
*	Precipio, Inc.	456	9,872
*	Precision BioSciences, Inc.	3,673	25,674
*	Prestige Consumer Healthcare, Inc.	18,190	913,502
*	Pro-Dex, Inc.	810	47,442
*	Progyny, Inc.	28,547	888,668
*	Protalix BioTherapeutics, Inc.	14,721	34,889
*	Protara Therapeutics, Inc.	21,419	83,962
*	Prothena Corp. PLC	21,969	178,388
*	Puma Biotechnology, Inc.	24,501	194,293
*	Q32 Bio, Inc.	101	1,584
*	Quanterix Corp.	358	1,246
	Quest Diagnostics, Inc.	22,010	5,128,550
*	Rafael Holdings, Inc., Class B	20,549	39,865
	Regeneron Pharmaceuticals, Inc.	7,453	5,683,881
*	REGENXBIO, Inc.	23,197	224,779
#*	Relay Therapeutics, Inc.	9,155	172,389
*	Repligen Corp.	6,800	958,868
	ResMed, Inc.	11,692	2,466,778
	Revvity, Inc.	26,503	2,982,118
*	Rezolute, Inc.	19,300	91,096
*	Rigel Pharmaceuticals, Inc.	2,971	109,362
*	Rocket Pharmaceuticals, Inc.	44,448	138,233
*	Roivant Sciences Ltd.	17,405	590,204
††	Sage Therapeutics, Inc.	4,149	13
*	Sarepta Therapeutics, Inc.	1,041	15,469
*	SCYNEXIS, Inc.	2,278	11,026
*	Sensus Healthcare, Inc.	3,395	9,879
*	SI-BONE, Inc.	922	16,375
	SIGA Technologies, Inc.	43,712	142,938
*	Simulations Plus, Inc.	2,932	53,450
*	Solid Biosciences, Inc.	43,006	346,628
*	Solventum Corp.	3,523	301,005
*	Sotera Health Co.	118,004	2,107,551
*	Spero Therapeutics, Inc.	7,963	9,317

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	STAAR Surgical Co.	12,436	$302,941
	STERIS PLC	17,199	3,928,252
*	Strata Critical Medical, Inc.	29,192	146,544
	Stryker Corp.	6,301	2,052,236
*	Supernus Pharmaceuticals, Inc.	27,654	1,234,198
*	Surgery Partners, Inc.	13,928	214,491
*	Tactile Systems Technology, Inc.	9,717	273,728
*	Teladoc Health, Inc.	105,164	705,650
	Teleflex, Inc.	8,341	1,140,298
*	Tenax Therapeutics, Inc.	9,046	123,930
#*	Tenet Healthcare Corp.	18,817	4,794,195
*	Theravance Biopharma, Inc.	20,674	348,564
	Thermo Fisher Scientific, Inc.	8,666	4,976,884
#*	TransMedics Group, Inc.	17,867	1,367,004
	U.S. Physical Therapy, Inc.	6,528	516,104
*	UFP Technologies, Inc.	3,196	814,277
*	United Therapeutics Corp.	12,749	6,600,285
	UnitedHealth Group, Inc.	30,967	12,832,725
	Universal Health Services, Inc., Class B	17,647	2,972,461
*	Upstream Bio, Inc.	11,605	73,228
	Utah Medical Products, Inc.	2,964	209,021
*	Vanda Pharmaceuticals, Inc.	29,767	151,812
*	Varex Imaging Corp.	4,348	48,654
#*	Vaxcyte, Inc.	9,529	515,328
*	Veracyte, Inc.	34,924	1,617,680
*	Vertex Pharmaceuticals, Inc.	4,022	1,918,896
	Viatris, Inc.	258,485	4,538,997
*	Vir Biotechnology, Inc.	71,535	619,493
#*	Viridian Therapeutics, Inc.	42,279	799,919
*	Voyager Therapeutics, Inc.	30,123	91,273
*	Waters Corp.	6,885	2,597,779
	West Pharmaceutical Services, Inc.	11,049	3,767,267
		Shares	Value†
HEALTH CARE — (Continued)
*	Whitehawk Therapeutics, Inc.	3,330	$12,820
*	Xencor, Inc.	32,201	650,782
*	Xilio Therapeutics, Inc.	1,507	13,729
»	XOMA Royalty Corp.	579	677
*	Zentalis Pharmaceuticals, Inc.	25,136	119,145
*	Zevra Therapeutics, Inc.	22,935	218,112
	Zimmer Biomet Holdings, Inc.	30,565	2,870,970
*	Zymeworks, Inc.	2	44
TOTAL HEALTH CARE			489,922,918
INDUSTRIALS — (13.9%)
#*	3D Systems Corp.	85,609	226,008
	3M Co.	101,116	17,824,728
#	A.O. Smith Corp.	40,747	2,450,117
*	AAR Corp.	4,990	698,939
	ABM Industries, Inc.	48,132	2,306,004
	ACCO Brands Corp.	43,954	185,486
	Acuity, Inc.	8,897	2,921,686
	Advanced Drainage Systems, Inc.	21,368	2,959,041
	Aebi Schmidt Holding AG	25,693	331,183
	AECOM	35,519	2,571,220
*	AerSale Corp.	11,900	73,780
	AGCO Corp.	33,676	3,440,340
*	Air Industries Group	317	850
*	AirJoule Technologies Corp.	26,456	111,909
	Alamo Group, Inc.	7,961	1,266,436
*	Alaska Air Group, Inc.	43,172	2,048,511
	Albany International Corp., Class A	20,574	1,532,969
*	Allegiant Travel Co.	14,607	1,432,655
	Allegion PLC	20,190	3,177,906
	Allient, Inc.	361	31,573
	Allison Transmission Holdings, Inc.	26,602	3,046,993
*	Alpha Pro Tech Ltd.	2,600	12,818
*	Amentum Holdings, Inc.	2,485	55,167
*	Ameresco, Inc., Class A	20,207	425,761
*	American Airlines Group, Inc.	29,844	455,718
	AMETEK, Inc.	21,222	5,129,570
*	API Group Corp.	71,174	2,824,184
	Apogee Enterprises, Inc.	18,738	742,025
	Applied Industrial Technologies, Inc.	2,576	889,261
	ArcBest Corp.	14,878	2,147,639

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Arcosa, Inc.	18,710	$2,716,692
	Armstrong World Industries, Inc.	15,967	2,788,796
*	Art's-Way Manufacturing Co., Inc.	4,404	9,513
	Astec Industries, Inc.	11,264	570,634
*	Astronics Corp. (ATRO US)	1,513	105,138
*	Astronics Corp. (ATROB US), Class B	15,978	1,102,802
*	Asure Software, Inc.	13,809	110,886
*	ATI, Inc.	2,096	392,874
	Atkore, Inc.	25,109	1,831,953
	Atmus Filtration Technologies, Inc.	28,489	1,470,887
	Automatic Data Processing, Inc.	21,374	5,695,316
	AZZ, Inc.	3,622	524,176
	Barrett Business Services, Inc.	16,271	635,220
	BGSF, Inc.	4,420	24,531
*	Blue Bird Corp.	17,257	1,283,748
*	BlueLinx Holdings, Inc.	4,047	219,428
	Boise Cascade Co.	23,497	1,794,701
	Booz Allen Hamilton Holding Corp.	17,920	1,249,382
*	Bowman Consulting Group Ltd.	1,186	31,844
	Brady Corp., Class A	25,407	2,395,118
*	BrightView Holdings, Inc.	40,628	529,789
	Brink's Co.	18,815	2,228,637
	Broadridge Financial Solutions, Inc.	13,941	2,146,217
*	Broadwind, Inc.	344	1,376
*	Builders FirstSource, Inc.	23,902	1,588,049
	BWX Technologies, Inc.	1,350	227,745
*	CACI International, Inc., Class A	5,244	2,610,201
*	Cadeler AS (CDLR US), ADR	435	9,879
#	Cadre Holdings, Inc.	12,186	375,694
	Carlisle Cos., Inc.	7,812	2,811,695
	Carpenter Technology Corp.	5,653	2,937,638
	Carrier Global Corp.	65,485	4,047,628
*	Casella Waste Systems, Inc., Class A	14,642	1,313,534
	Caterpillar, Inc.	23,166	18,875,888
*	CBIZ, Inc.	1,436	79,095
		Shares	Value†
INDUSTRIALS — (Continued)
*	CECO Environmental Corp.	34,490	$2,272,546
*	Centuri Holdings, Inc.	12,346	343,713
	CH Robinson Worldwide, Inc.	21,888	3,233,514
*	Cimpress PLC	4,427	436,945
	Cintas Corp.	25,314	5,180,004
*	Civeo Corp.	2,250	70,898
*	Clean Harbors, Inc.	11,189	3,500,814
*	ClearSign Technologies Corp.	139	537
	CNH Industrial NV	218,816	2,242,864
	Columbus McKinnon Corp.	5,982	114,675
	Comfort Systems USA, Inc.	4,378	7,572,583
*	Commercial Vehicle Group, Inc.	3,423	15,506
	CompX International, Inc.	3,722	105,370
#	Concentrix Corp.	40,401	993,865
*	Concrete Pumping Holdings, Inc.	22,380	217,757
*	Conduent, Inc.	78,848	123,791
*	Construction Partners, Inc., Class A	1,366	141,176
	Copa Holdings SA, Class A	15,148	2,139,201
*	Core & Main, Inc., Class A	64,844	2,851,191
*	Costamare Bulkers Holdings Ltd.	18,748	366,711
	Costamare, Inc.	93,741	1,460,485
	Covenant Logistics Group, Inc.	14,890	528,893
*»	CPI Aerostructures, Inc.	318	1,593
	CRA International, Inc.	4,087	731,696
	Crane Co.	10,778	2,300,672
	CSW Industrials, Inc.	4,255	1,357,047
	CSX Corp.	266,232	13,418,093
	Cummins, Inc.	13,239	8,396,174
	Curtiss-Wright Corp.	200	144,800
*	Custom Truck One Source, Inc.	17,338	175,981
	Deere & Co.	8,693	5,152,080
	Delta Air Lines, Inc.	190,718	16,676,382
	Deluxe Corp.	33,492	866,438
*	Distribution Solutions Group, Inc.	18,675	645,595
*	DLH Holdings Corp.	4,597	22,433
*	DNOW, Inc.	109,341	1,543,895
	Donaldson Co., Inc.	37,764	3,558,879
	Douglas Dynamics, Inc.	21,663	955,988
	Dover Corp.	12,117	2,479,381
*	Ducommun, Inc.	373	66,774

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	DuPont de Nemours, Inc.	19,133	$2,621,221
*	DXP Enterprises, Inc.	10,411	1,634,735
*	Dycom Industries, Inc.	5,593	2,243,185
	Eastern Co.	5,309	125,929
	EMCOR Group, Inc.	6,672	5,320,453
	Emerson Electric Co.	22,324	3,344,582
*	Energy Recovery, Inc.	24,560	212,444
	Enerpac Tool Group Corp.	25,442	909,297
	EnerSys	26,862	4,997,675
	Ennis, Inc.	21,751	474,172
	Enpro, Inc.	511	160,413
*	Enviri Corp.	1,562	34,645
	Equifax, Inc.	10,934	1,887,427
#	Esab Corp.	27,066	2,342,021
	ESCO Technologies, Inc.	457	144,088
	Espey Mfg. & Electronics Corp.	111	6,568
*	Everus Construction Group, Inc.	14,049	1,762,166
	EVI Industries, Inc.	3,830	53,888
*	ExlService Holdings, Inc.	8,712	295,598
	Expeditors International of Washington, Inc.	28,690	4,816,764
	Exponent, Inc.	9,131	610,407
	Fastenal Co.	127,575	6,086,603
	Federal Signal Corp.	21,098	2,636,195
	FedEx Corp.	43,538	13,383,581
*	Fedex Freight Holding Co., Inc.	21,613	3,037,275
	Ferguson Enterprises, Inc.	39,977	9,367,810
*	First Advantage Corp.	13,149	260,876
	Flowserve Corp.	4,728	359,281
*	Fluor Corp.	56,983	2,858,837
	Fortive Corp.	61,295	3,629,277
	Fortune Brands Innovations, Inc.	32,303	1,591,246
*	Franklin Covey Co.	7,028	150,751
	Franklin Electric Co., Inc.	17,503	1,832,914
#*	Frontier Group Holdings, Inc.	82,603	557,570
#	FTAI Aviation Ltd.	20,080	4,136,480
*	FTI Consulting, Inc.	12,063	1,922,601
*	FuelCell Energy, Inc.	1,489	32,177
*	Gates Industrial Corp. Ltd.	98,140	2,745,957
	GATX Corp.	15,794	2,825,073
	Genco Shipping & Trading Ltd.	25,725	657,017
*	Gencor Industries, Inc.	8,113	115,529
		Shares	Value†
INDUSTRIALS — (Continued)
*	Generac Holdings, Inc.	11,012	$2,170,575
	General Dynamics Corp.	10,050	3,853,371
	General Electric Co.	45,967	16,551,338
	Genpact Ltd.	53,084	1,866,964
*	Gibraltar Industries, Inc.	17,221	727,759
	Global Industrial Co.	29,224	1,044,466
	Gorman-Rupp Co.	18,860	1,531,243
	Graco, Inc.	27,676	2,196,921
	Granite Construction, Inc.	22,127	2,676,703
#	Greenbrier Cos., Inc.	20,482	1,008,738
	Griffon Corp.	17,480	1,506,252
*	GXO Logistics, Inc.	40,688	2,040,910
*	Hayward Holdings, Inc.	106,723	1,614,719
*	Healthcare Services Group, Inc.	29,880	696,204
	Heartland Express, Inc.	35,324	432,013
	Helios Technologies, Inc.	7,091	552,460
	Herc Holdings, Inc.	24,038	3,609,065
	Hexcel Corp.	25,587	2,634,182
*	Hillman Solutions Corp.	31,804	250,297
	HNI Corp.	36,030	1,621,710
*	Honeywell Aerospace, Inc.	11,300	2,336,162
	Honeywell International, Inc.	19,057	4,631,804
	Howmet Aerospace, Inc.	10,166	2,869,455
	Hub Group, Inc., Class A	41,333	1,923,224
	Hubbell, Inc.	10,239	4,838,439
*	Hudson Technologies, Inc.	26,176	158,103
	Huntington Ingalls Industries, Inc.	4,007	1,308,085
*	Hurco Cos., Inc.	3,620	75,441
*	Huron Consulting Group, Inc.	14,619	2,218,726
	Hyster-Yale, Inc.	9,238	308,826
*	IBEX Holdings Ltd.	5,950	210,273
	ICF International, Inc.	1,967	159,170
	IDEX Corp.	11,945	2,752,725
*	IES Holdings, Inc.	436	324,619
	Illinois Tool Works, Inc.	46,384	13,309,889
	Ingersoll Rand, Inc.	52,261	4,357,522
*	Innodata, Inc.	8,404	528,023
*	Innovative Solutions & Support, Inc.	4,876	89,182
	Insteel Industries, Inc.	15,736	482,308
	Interface, Inc.	39,930	1,368,002

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ITT, Inc.	1,387	$271,824
	Jacobs Solutions, Inc.	20,510	2,767,414
*	Janus International Group, Inc.	75,822	388,967
	JB Hunt Transport Services, Inc.	18,556	5,042,593
#	JBT Marel Corp.	2,630	364,176
*	JetBlue Airways Corp.	182,401	1,099,878
	Johnson Controls International PLC	4,119	604,093
	Kadant, Inc.	5,840	1,795,800
	Karat Packaging, Inc.	6,996	281,519
	KBR, Inc.	51,889	1,899,656
	Kelly Services, Inc., Class A	19,249	285,655
	Kennametal, Inc.	49,783	1,691,129
	Kforce, Inc.	16,899	959,356
*	Kirby Corp.	27,028	3,544,452
	Knight-Swift Transportation Holdings, Inc.	58,753	4,085,096
	Korn Ferry	35,185	2,894,670
*	Kratos Defense & Security Solutions, Inc.	2,714	126,472
*	L.B. Foster Co., Class A	4,677	192,365
	L3Harris Technologies, Inc.	7,575	2,098,729
	Landstar System, Inc.	1,059	185,081
*	LanzaTech Global, Inc.	2,172	11,989
*	Legalzoom.com, Inc.	39,859	313,690
	Leidos Holdings, Inc.	28,857	3,335,869
	Lennox International, Inc.	6,618	2,752,294
*	Limbach Holdings, Inc.	3,975	285,008
	Lincoln Electric Holdings, Inc.	9,790	2,558,225
	Lindsay Corp.	5,640	625,025
*	Liquidity Services, Inc.	21,955	855,806
	Lockheed Martin Corp.	15,932	9,284,214
	Louisiana-Pacific Corp.	9,107	659,620
	LSI Industries, Inc.	3,231	75,573
	Luxfer Holdings PLC	18,526	315,498
*	Lyft, Inc., Class A	110,310	1,749,517
*	Manitowoc Co., Inc.	20,697	286,653
	ManpowerGroup, Inc.	11,221	588,205
	Marten Transport Ltd.	80,831	1,195,490
*	MasTec, Inc.	973	255,996
*	Mastech Digital, Inc.	1,982	15,380
*	Masterbrand, Inc.	99,011	816,841
*	Matrix Service Co.	23,483	272,403
	Matson, Inc.	13,455	2,725,848
		Shares	Value†
INDUSTRIALS — (Continued)
	Maximus, Inc.	27,253	$1,641,993
*	Mayville Engineering Co., Inc.	4,768	122,395
	McGrath RentCorp	3,324	382,759
*	Mercury Systems, Inc.	1,168	113,413
*	Middleby Corp.	18,680	2,495,274
*	Midera Food Processing, Inc.	18,680	895,706
	Miller Industries, Inc.	10,059	505,968
	MillerKnoll, Inc.	37,870	852,832
#*	Mistras Group, Inc.	23,374	355,519
*	Mobility Global, Inc.	9,441	192,408
	Moog, Inc., Class A	9,634	3,755,815
	MSA Safety, Inc.	8,681	1,651,734
	MSC Industrial Direct Co., Inc., Class A	21,386	2,639,032
	Mueller Industries, Inc.	43,218	2,870,107
	Mueller Water Products, Inc., Class A	74,803	1,888,028
*	MYR Group, Inc.	4,797	1,598,456
	National Presto Industries, Inc.	4,174	506,807
*	Nephros, Inc.	1,419	4,810
*	Nextpower, Inc., Class A	26,197	2,354,324
	NL Industries, Inc.	17,836	102,379
*	NN, Inc.	2,630	8,705
	Nordson Corp.	7,752	2,308,391
	Norfolk Southern Corp.	32,644	10,951,409
	Northrop Grumman Corp.	5,557	3,014,561
*	NPK International, Inc.	54,192	676,858
	nVent Electric PLC	3,102	477,181
*	NWPX Infrastructure, Inc.	3,279	403,579
	Old Dominion Freight Line, Inc.	13,972	2,964,020
	Omega Flex, Inc.	5,545	163,356
*	Onterris, Inc.	9,000	188,910
*	OPENLANE, Inc.	70,656	2,809,283
*	Optex Systems Holdings, Inc.	2,101	23,720
*	Orion Group Holdings, Inc.	1,271	12,430
	Oshkosh Corp.	27,986	3,985,486
	Owens Corning	29,745	4,131,580
	PACCAR, Inc.	37,008	4,910,221
*	PAMT Corp.	17,231	277,678
	Pangaea Logistics Solutions Ltd.	36,161	275,185
	Park Aerospace Corp.	489	16,577
	Parker-Hannifin Corp.	1,990	1,943,295

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Park-Ohio Holdings Corp.	13,746	$548,878
*	Parsons Corp.	23,579	1,042,428
	Paychex, Inc.	34,361	4,014,739
	Paycom Software, Inc.	3,433	562,875
*	Paylocity Holding Corp.	812	111,971
	Pentair PLC	44,556	2,915,745
*	Perma-Fix Environmental Services, Inc.	215	3,569
*	Perma-Pipe International Holdings, Inc.	5,730	138,380
*	Pioneer Power Solutions, Inc.	2,960	8,614
*	Planet Labs PBC	64,541	1,321,800
#*	Plug Power, Inc.	22,102	45,530
	Powell Industries, Inc.	16,518	3,446,976
	Preformed Line Products Co.	207	73,895
	Primoris Services Corp.	23,749	2,004,653
*	Proto Labs, Inc.	13,290	997,415
	Quad/Graphics, Inc.	36,794	382,290
	Quanex Building Products Corp.	1,098	19,588
#*	QXO, Inc.	60,858	809,411
*	Radiant Logistics, Inc.	39,808	328,018
*	RBC Bearings, Inc.	65	35,835
*	RCM Technologies, Inc.	3,727	105,437
	Regal Rexnord Corp.	17,859	3,665,203
	Republic Services, Inc.	38,225	8,048,274
*	Resideo Technologies, Inc.	110,163	3,778,591
	Resources Connection, Inc.	4,857	21,225
#	Robert Half, Inc.	12,764	482,479
	Rockwell Automation, Inc.	13,003	6,242,480
	Rollins, Inc.	55,489	2,106,917
	RTX Corp.	69,599	14,979,097
	Rush Enterprises, Inc. (RUSHA US), Class A	37,535	2,994,918
	Rush Enterprises, Inc. (RUSHB US), Class B	7,757	602,952
*	RXO, Inc.	16,594	336,029
	Ryder System, Inc.	20,564	5,273,021
*	Saia, Inc.	5,111	1,776,737
	Schneider National, Inc., Class B	60,940	2,177,996
		Shares	Value†
INDUSTRIALS — (Continued)
	Science Applications International Corp.	21,986	$2,575,220
	Sensata Technologies Holding PLC	52,970	2,451,981
*	Shoals Technologies Group, Inc., Class A	32,333	282,590
*	SIFCO Industries, Inc.	4,888	126,013
	Simpson Manufacturing Co., Inc.	14,474	2,717,349
*	SiteOne Landscape Supply, Inc.	2,991	282,470
*	SkyWest, Inc.	23,963	2,563,322
	Snap-on, Inc.	9,475	3,888,635
	Southwest Airlines Co.	157,011	7,060,785
*	SPX Technologies, Inc.	913	200,513
	SS&C Technologies Holdings, Inc.	71,637	5,519,631
*	StandardAero, Inc.	37,788	1,107,566
	Standex International Corp.	258	76,497
	Stanley Black & Decker, Inc.	29,284	2,769,681
*	Star Equity Holdings, Inc.	4,041	43,320
*	Sterling Infrastructure, Inc.	3,283	1,959,196
*	Sunrun, Inc.	127,379	1,249,588
	TaskUS, Inc., Class A	16,400	99,548
*	Taylor Devices, Inc.	432	22,175
*	Team, Inc.	1,399	24,343
*	TechPrecision Corp.	3,596	16,973
	Tecnoglass Holdings, Inc.	21,226	922,057
	Tennant Co.	13,471	1,131,968
	Terex Corp.	65,280	4,102,195
	Tetra Tech, Inc.	56,885	1,886,307
	Textron, Inc.	39,046	3,329,062
*	TIC Solutions, Inc.	43,971	321,428
	Timken Co.	35,176	4,838,459
*	Titan International, Inc.	37,200	268,584
*	Titan Machinery, Inc.	13,481	229,042
	Toro Co.	32,891	3,021,696
	Trane Technologies PLC	11,148	5,071,783
*	Transcat, Inc.	103	8,793
	TransUnion	31,908	2,508,607
*	Trex Co., Inc.	16,675	723,028
	TriNet Group, Inc.	8,724	574,301
	Trinity Industries, Inc.	60,896	1,902,391
*	TrueBlue, Inc.	15,256	108,012
	Tutor Perini Corp.	1,122	93,968
	Twin Disc, Inc.	12,774	291,375

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Uber Technologies, Inc.	52,828	$3,716,978
	UFP Industries, Inc.	19,722	1,710,686
*	U-Haul Holding Co. (UHAL US)	7,228	512,537
	U-Haul Holding Co. (UHAL/B US)	61,504	3,848,920
	UL Solutions, Inc., Class A	12,348	1,131,571
*	Ultralife Corp.	13,766	71,446
	UniFirst Corp.	8,307	2,433,785
	Union Pacific Corp.	42,840	12,514,849
*	United Airlines Holdings, Inc.	95,638	11,603,759
	United Parcel Service, Inc., Class B	55,335	5,767,014
	United Rentals, Inc.	13,716	14,803,130
#	Universal Logistics Holdings, Inc.	11,007	147,274
*	Upwork, Inc.	20,576	188,476
*	V2X, Inc.	17,366	1,567,108
	Valmont Industries, Inc.	8,248	3,973,062
	Veralto Corp.	43,085	4,057,314
	Vertiv Holdings Co., Class A	45,282	10,938,773
*	Vestis Corp.	14,885	215,237
	Virco Mfg. Corp.	17,465	105,663
	VSE Corp.	393	76,395
	Wabash National Corp.	23,463	294,695
	Waste Management, Inc.	29,343	6,647,657
#	Watsco, Inc. (WSO US)	4,666	1,443,194
»	Watsco, Inc. (WSO/B US), Class B	1,205	387,721
	Watts Water Technologies, Inc., Class A	9,489	3,281,201
	Werner Enterprises, Inc.	45,808	1,714,135
	WESCO International, Inc.	9,281	3,187,931
	Westinghouse Air Brake Technologies Corp.	15,062	4,380,933
*	Willdan Group, Inc.	975	66,817
	Willis Lease Finance Corp.	18,816	1,342,145
#	WillScot Holdings Corp.	68,847	1,671,605
	Woodward, Inc.	916	330,447
	Worthington Enterprises, Inc.	3,946	221,805
	WW Grainger, Inc.	5,684	7,856,538
*	Xos, Inc.	2,099	4,397
		Shares	Value†
INDUSTRIALS — (Continued)
#*	XPO, Inc.	22,813	$4,584,729
	Xylem, Inc.	34,268	4,008,328
	Zurn Elkay Water Solutions Corp., Class C	33,704	1,702,389
TOTAL INDUSTRIALS			787,800,032
INFORMATION TECHNOLOGY — (22.4%)
	Accenture PLC, Class A	876	145,346
*	ACI Worldwide, Inc.	50,283	2,882,724
*	ACM Research, Inc., Class A	17,999	1,412,382
	Adeia, Inc.	50,788	1,353,500
*	Airgain, Inc.	1,764	10,214
*	Akamai Technologies, Inc.	27,351	3,150,288
*	Alarm.com Holdings, Inc.	16,324	893,739
#*	Alithya Group, Inc., Class A	7,224	5,698
*	Alpha & Omega Semiconductor Ltd.	17,378	551,578
*	Ambarella, Inc.	892	76,712
	Amdocs Ltd.	29,925	1,667,421
	Amkor Technology, Inc.	112,209	5,595,863
	Amphenol Corp., Class A	92,524	14,868,607
*	AmpliTech Group, Inc.	4,988	23,194
*	Amtech Systems, Inc.	7,816	119,897
	Analog Devices, Inc.	9,797	3,599,516
	Apple, Inc.	838,642	259,064,900
	Applied Materials, Inc.	9,082	4,610,659
*	Applied Optoelectronics, Inc.	5	472
*	AppLovin Corp., Class A	47,377	18,756,554
*	Arrow Electronics, Inc.	19,487	4,220,300
*	AstroNova, Inc.	7,311	211,653
*	Autodesk, Inc.	23,641	5,536,722
*	Aviat Networks, Inc.	8,195	167,834
	Avnet, Inc.	43,989	3,907,983
*	Axcelis Technologies, Inc.	659	85,920
	Badger Meter, Inc.	757	101,703
	Bel Fuse, Inc. (BELFA US), Class A	809	180,512
#	Bel Fuse, Inc. (BELFB US), Class B	3,654	993,778
	Belden, Inc.	20,613	2,557,043
	Benchmark Electronics, Inc.	23,086	1,841,570

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Bill Holdings, Inc.	28,917	$1,305,024
*	BK Technologies Corp.	1,780	142,400
	Broadcom, Inc.	34,919	13,593,268
	CDW Corp.	21,949	3,244,282
*	Cerence, Inc.	22,454	191,308
*	CEVA, Inc.	11,017	359,705
#*	Cipher Digital, Inc.	79,073	1,764,909
*	Cirrus Logic, Inc.	18,390	2,378,747
	Cisco Systems, Inc.	29,153	3,381,456
#*	Cleanspark, Inc.	99,075	1,363,272
	Clear Secure, Inc., Class A	32,508	1,795,742
*	Clearfield, Inc.	6,868	207,826
	Climb Global Solutions, Inc.	5,359	143,675
*	Coda Octopus Group, Inc.	1,320	13,385
	Cognizant Technology Solutions Corp., Class A	79,818	4,417,926
*	Coherent Corp.	1,638	430,614
*	Cohu, Inc.	19,429	932,398
*	Comtech Telecommunications Corp.	6,968	11,706
*	Consensus Cloud Solutions, Inc.	6,056	220,438
	Corning, Inc.	63,928	8,838,046
*	Corsair Gaming, Inc.	34,600	367,106
#	Crane NXT Co.	29,777	1,546,915
*	Crexendo, Inc.	696	4,788
*	CS Disco, Inc.	15,693	61,203
	CSP, Inc.	248	1,962
	CTS Corp.	10,517	674,350
*	CVD Equipment Corp.	5,741	41,393
*	Daily Journal Corp.	417	244,821
*	Daktronics, Inc.	18,318	362,147
*	Data I/O Corp.	1,500	4,260
*	Diebold Nixdorf, Inc.	14,813	1,090,089
*	Digi International, Inc.	7,200	501,984
*	Digital Turbine, Inc.	6,400	51,584
*	Diodes, Inc.	27,096	2,230,543
	Dolby Laboratories, Inc., Class A	19,179	1,127,917
*	Dropbox, Inc., Class A	20,775	676,434
*	DXC Technology Co.	98,675	1,109,107
*	Eastman Kodak Co.	35,028	294,235
*	eGain Corp.	10,320	70,382
*	Enphase Energy, Inc.	14,856	557,694
*	EPAM Systems, Inc.	288	30,401
	ePlus, Inc.	8,528	788,072
*	Everforth, Inc.	28,304	804,966
*	F5, Inc.	11,007	4,431,088
*	Fabrinet	553	240,782
*	Fastly, Inc., Class A	50,792	1,150,947
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	First Solar, Inc.	22,750	$4,800,933
*	Five9, Inc.	24,626	677,461
*	Flex Ltd.	4,395	499,931
*	Fortinet, Inc.	60,967	9,873,606
	Franklin Wireless Corp.	6,922	15,782
	Gen Digital, Inc.	125,411	3,442,532
	GLOBALFOUNDRIES, Inc.	2,092	104,579
	Hackett Group, Inc.	15,814	169,526
*	Harmonic, Inc.	26,917	310,891
	Hewlett Packard Enterprise Co.	280,988	13,459,325
*	I3 Verticals, Inc., Class A	7,584	159,719
*	Ichor Holdings Ltd.	19,091	1,436,980
*	Identiv, Inc.	1,852	4,889
	Immersion Corp.	12,306	93,033
	Information Services Group, Inc.	7,246	30,143
*	Insight Enterprises, Inc.	12,166	1,568,562
*	Intel Corp.	101,108	9,119,942
#	InterDigital, Inc.	15,946	4,860,739
	International Business Machines Corp.	75,433	16,870,590
*	inTEST Corp.	8,305	102,567
*	IPG Photonics Corp.	16,669	1,417,865
*	Itron, Inc.	17,669	1,760,893
	Jabil, Inc.	20,563	6,478,373
*	Key Tronic Corp.	10,062	39,644
*	Kimball Electronics, Inc.	13,747	339,963
	KLA Corp.	108,030	19,750,045
*	Knowles Corp.	4,497	164,545
*	KVH Industries, Inc.	9,686	89,692
*	Kyndryl Holdings, Inc.	44,805	607,108
	Lam Research Corp.	42,713	12,515,763
*	Lantronix, Inc.	8,601	46,273
*	LGL Group, Inc.	2,275	15,698
	Littelfuse, Inc.	657	290,479
*	Magnachip Semiconductor Corp.	6,844	22,311
#*	MARA Holdings, Inc.	140,796	1,593,811
	Methode Electronics, Inc.	17,071	238,823
	Micron Technology, Inc.	57,599	47,405,705
	Microsoft Corp.	554,097	257,498,648
*	Mirion Technologies, Inc.	56,430	845,321
*	Mitek Systems, Inc.	25,235	421,425
	MKS, Inc.	8,613	2,561,937
	Motorola Solutions, Inc.	21,022	9,160,336
*	M-Tron Industries, Inc.	92	7,579

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Napco Security Technologies, Inc.	7,313	$271,166
*	NCR Voyix Corp.	331	2,737
	NetApp, Inc.	38,868	6,937,938
*	NETGEAR, Inc.	23,274	562,300
*	NetScout Systems, Inc.	34,985	1,422,840
*	NetSol Technologies, Inc.	2,729	11,762
*	Nortech Systems, Inc.	790	10,697
#*	Novanta, Inc.	5,258	749,528
*	Nutanix, Inc., Class A	1,759	103,799
	NVE Corp.	1,880	218,588
	NVIDIA Corp.	1,268,199	254,590,949
	NXP Semiconductors NV	42,199	9,670,323
*	Okta, Inc.	15,102	2,143,427
*	ON Semiconductor Corp.	3,909	319,013
	OneSpan, Inc.	9,658	149,506
#*	Optical Cable Corp.	6,626	98,462
	Oracle Corp.	80,695	10,479,860
#*	OSI Systems, Inc.	5,703	1,262,587
	PC Connection, Inc.	14,420	1,207,242
	Pegasystems, Inc.	3,661	111,844
*	Penguin Solutions, Inc.	31,666	1,666,582
*	Photronics, Inc.	33,707	1,020,985
*	Pixelworks, Inc.	3,335	20,043
*	Plexus Corp.	11,653	2,928,865
*	Powerfleet, Inc. NJ	15,786	61,881
*	Progress Software Corp.	20,240	821,542
*	PTC, Inc.	16,994	2,331,577
	Qnity Electronics, Inc.	2,925	383,702
*	Qorvo, Inc.	24,798	2,245,955
	QUALCOMM, Inc.	73,933	10,913,250
*	Qualys, Inc.	3,282	475,070
	Ralliant Corp.	8,152	532,896
*	Rambus, Inc.	1,997	181,787
*	Red Violet, Inc.	3,175	220,282
*	Research Solutions, Inc.	5,649	12,428
*	RF Industries Ltd.	7,730	95,234
*	Ribbon Communications, Inc.	64,830	138,736
	Richardson Electronics Ltd.	10,614	194,130
#*	Riot Platforms, Inc.	74,948	1,511,701
*	Rogers Corp.	10,818	1,335,698
	Roper Technologies, Inc.	1,240	486,043
	Salesforce, Inc.	19,183	3,530,056
*	Sandisk Corp.	13,293	16,148,735
*	Sanmina Corp.	2,511	465,941
*	ScanSource, Inc.	19,268	1,090,954
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Seagate Technology Holdings PLC	9,997	$8,558,732
*	Silicon Laboratories, Inc.	177	38,498
#	Skyworks Solutions, Inc.	46,445	2,892,595
*	Smith Micro Software, Inc.	1,654	4,284
*	Sprinklr, Inc., Class A	13,900	88,404
*	Super Micro Computer, Inc.	68,654	1,949,774
*	Synaptics, Inc.	813	87,251
*	Synopsys, Inc.	2,245	872,766
*	T Stamp, Inc., Class A	5,267	14,116
	TD SYNNEX Corp.	16,335	4,176,860
	TE Connectivity PLC	42,571	8,756,429
*	Teledyne Technologies, Inc.	5,049	3,309,973
*	Telos Corp.	5,593	24,833
#*	Teradata Corp.	37,761	1,170,213
	Teradyne, Inc.	3,745	1,376,999
	Texas Instruments, Inc.	40,837	11,260,394
*	TransAct Technologies, Inc.	1,126	5,833
*	Trimble, Inc.	29,028	1,642,404
*	Trio-Tech International	3,510	35,030
*	TTM Technologies, Inc.	82,128	9,480,856
*	Turtle Beach Corp.	8,530	104,493
*	Twilio, Inc., Class A	3,227	636,848
#*	UiPath, Inc., Class A	121,110	1,545,364
*	Ultra Clean Holdings, Inc.	23,614	1,967,282
*	Unity Software, Inc.	5,571	176,656
	Universal Display Corp.	5,309	425,569
*	Veeco Instruments, Inc.	2,590	129,500
	VeriSign, Inc.	400	116,008
#*	Viasat, Inc.	42,081	3,237,291
*	VirnetX Holding Corp.	713	9,269
	Vishay Intertechnology, Inc.	2,294	78,501
*	Vishay Precision Group, Inc.	710	65,356
	Vontier Corp.	61,794	1,985,441
	Western Digital Corp.	43,594	23,751,755
*	Xperi, Inc.	14,409	111,093
*	Zebra Technologies Corp., Class A	7,934	2,331,168

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zoom Communications, Inc.	36,812	$3,536,529
TOTAL INFORMATION TECHNOLOGY			1,267,762,554
MATERIALS — (4.1%)
	AdvanSix, Inc.	12,846	257,691
	Air Products & Chemicals, Inc.	18,530	5,464,312
	Albemarle Corp.	20,682	2,433,030
	Alcoa Corp.	64,969	2,940,497
*	Alpha Metallurgical Resources, Inc.	7,269	997,016
*	Alto Ingredients, Inc.	44,941	213,919
#	Amcor PLC	117,449	5,271,111
*	Ampco-Pittsburgh Corp.	3,898	31,340
	AptarGroup, Inc.	20,225	2,709,341
*	Ascent Industries Co.	9,589	148,342
	Ashland, Inc.	23,184	1,683,390
*	Aspen Aerogels, Inc.	37,872	175,347
	Avery Dennison Corp.	17,480	2,966,880
	Avient Corp.	48,655	1,767,150
*	Axalta Coating Systems Ltd.	86,867	3,110,707
	Balchem Corp.	1,425	238,766
	Ball Corp.	50,241	3,260,641
	Cabot Corp.	27,246	2,398,193
	Caledonia Mining Corp. PLC	2,442	44,908
	Celanese Corp.	16,617	743,112
*	Century Aluminum Co.	33,571	1,502,974
	CF Industries Holdings, Inc.	47,029	5,887,560
	Chemours Co.	49,976	830,101
*	Clearwater Paper Corp.	8,570	180,227
*	Cleveland-Cliffs, Inc.	140,439	1,617,857
	Coeur Mining, Inc. CDE US	65,078	970,313
	Commercial Metals Co.	43,991	3,023,061
*	Compass Minerals International, Inc.	22,481	659,593
*	Core Molding Technologies, Inc.	8,981	211,592
	Corteva, Inc.	75,155	5,915,450
	CRH PLC (CRHCF US)	91,655	8,708,142
	Crown Holdings, Inc.	34,814	4,102,830
*	Dakota Gold Corp.	17,592	79,868
	Dow, Inc.	86,734	2,627,173
#	Eagle Materials, Inc.	12,564	2,574,866
	Eastman Chemical Co.	37,683	2,635,926
		Shares	Value†
MATERIALS — (Continued)
	Ecolab, Inc.	26,694	$7,411,055
*	Ecovyst, Inc.	53,511	645,343
	Element Solutions, Inc.	27,672	1,016,393
*	Flexible Solutions International, Inc.	2,757	13,895
#*	Flotek Industries, Inc.	17,438	410,491
	FMC Corp.	4,284	45,882
	Fortitude Gold Corp.	17,074	81,614
	Freeport-McMoRan, Inc.	145,689	9,124,502
	Friedman Industries, Inc.	9,833	326,947
#	Graphic Packaging Holding Co.	117,046	1,255,904
	Greif, Inc. (GEF US), Class A	22,936	1,985,111
	Greif, Inc. (GEF/B US), Class B	8,178	887,149
	Hawkins, Inc.	7,923	1,014,382
	HB Fuller Co.	36,920	2,041,676
	Hecla Mining Co.	116,021	1,638,217
	Huntsman Corp.	83,564	815,585
*	Ingevity Corp.	13,251	968,781
	Innospec, Inc.	14,080	1,210,598
	International Flavors & Fragrances, Inc.	33,916	2,686,825
	International Paper Co.	99,061	4,044,661
*	Intrepid Potash, Inc.	8,190	278,132
*	Ivanhoe Electric, Inc.	10,393	95,096
*	James Hardie Industries PLC	64,888	1,705,906
	Kaiser Aluminum Corp.	9,504	1,517,599
*	Knife River Corp.	23,841	1,744,446
	Koppers Holdings, Inc.	13,632	668,241
	Kronos Worldwide, Inc.	39,614	238,476
	Linde PLC	28,227	13,503,232
*	LSB Industries, Inc.	12,443	135,380
	LyondellBasell Industries NV, Class A	28,078	1,743,082
*	Magnera Corp.	5,535	73,339
	Martin Marietta Materials, Inc.	647	339,766
	Materion Corp.	7,808	1,646,239
	Mativ Holdings, Inc.	30,641	267,496
*	McEwen, Inc.	1,523	26,333
#	Mercer International, Inc.	23,418	14,800
*	Metallus, Inc.	24,539	493,725
	Minerals Technologies, Inc.	17,374	1,324,594
	Mosaic Co.	56,128	1,241,551
	Myers Industries, Inc.	26,133	892,703

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	NewMarket Corp.	3,700	$3,145,592
	Newmont Corp.	150,366	14,090,798
*	Nexa Resources SA	6,124	78,693
	Northern Technologies International Corp.	7,510	60,230
	Nucor Corp.	36,146	9,300,004
*	O-I Glass, Inc.	93,333	667,331
	Olin Corp.	74,255	1,374,460
	Packaging Corp. of America	17,568	4,318,917
*	Perimeter Solutions, Inc.	69,028	2,112,947
#	PPG Industries, Inc.	37,414	4,134,995
	Quaker Chemical Corp.	6,232	1,000,361
#*	Ramaco Resources, Inc. (METC US), Class A	25,100	230,167
#*	Ranpak Holdings Corp.	24,217	123,991
*	Rayonier Advanced Materials, Inc.	41,212	368,847
	Reliance, Inc.	9,727	3,950,135
††	Resolute Forest Products, Inc.	66,341	17,667
	Royal Gold, Inc.	6,167	1,223,224
	RPM International, Inc.	21,325	2,283,268
	Ryerson Holding Corp.	32,897	914,208
	Sensient Technologies Corp.	19,279	2,384,234
	Sherwin-Williams Co.	35,470	12,089,949
	Silgan Holdings, Inc.	39,928	1,596,321
*	Smith-Midland Corp.	225	6,105
	Smurfit Westrock PLC	81,191	3,732,350
	Solstice Advanced Materials, Inc.	13,186	793,402
	Sonoco Products Co.	49,403	2,784,353
	Southern Copper Corp.	8,003	1,462,228
	Steel Dynamics, Inc.	12,976	3,260,350
	Stepan Co.	12,983	832,730
	SunCoke Energy, Inc.	49,070	416,114
	Sylvamo Corp.	22,362	836,562
*	Tredegar Corp.	3,100	23,529
	TriMas Corp.	28,073	1,120,955
	Tronox Holdings PLC	20,265	118,348
	U.S. Lime & Minerals, Inc.	10,578	1,166,753
	Vulcan Materials Co.	12,143	3,261,245
	Warrior Met Coal, Inc.	35,807	2,843,434
	Westlake Corp.	15,333	1,080,976
	Worthington Steel, Inc.	29,043	1,045,838
TOTAL MATERIALS			234,209,984
		Shares	Value†
REAL ESTATE — (0.3%)
#	AGNT, Inc.	45,069	$182,529
*	AMREP Corp.	1,288	29,933
*	CBRE Group, Inc., Class A	27,401	4,022,741
*	CKX Lands, Inc.	465	5,041
*	Comstock Holding Cos., Inc.	1,210	17,061
*	Cushman & Wakefield Ltd.	107,290	1,439,832
*	Five Point Holdings LLC, Class A	37,942	196,919
*	Forestar Group, Inc.	18,009	506,953
*	FRP Holdings, Inc.	15,010	335,023
*	Howard Hughes Holdings, Inc.	31,078	1,986,506
*	Jones Lang LaSalle, Inc.	12,794	4,542,254
*»	JW Mays, Inc.	300	11,771
	Marcus & Millichap, Inc.	24,934	766,720
	Newmark Group, Inc., Class A	78,522	1,177,437
	RMR Group, Inc., Class A	2,228	42,421
*	Seaport Entertainment Group, Inc.	5,702	149,563
	St. Joe Co.	18,701	1,163,950
*	Stratus Properties, Inc.	5,422	106,271
*	Tejon Ranch Co.	15,607	264,227
*	Zillow Group, Inc. (Z US), Class C	4,577	155,893
*	Zillow Group, Inc. (ZG US), Class A	700	24,283
TOTAL REAL ESTATE			17,127,328
UTILITIES — (0.4%)
	Genie Energy Ltd., Class B	9,207	128,069
*	Hallador Energy Co.	23,218	330,160
	MDU Resources Group, Inc.	115,868	2,311,567
	New Jersey Resources Corp.	50,395	2,917,367
	NRG Energy, Inc.	39,656	5,325,404
	Ormat Technologies, Inc.	23,616	2,304,449
*	Spruce Power Holding Corp.	3,389	6,609
*	Talen Energy Corp.	3,185	1,064,108
	Vistra Corp.	66,051	9,788,098
TOTAL UTILITIES			24,175,831
TOTAL COMMON STOCKS			5,498,169,077

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*»	GameStop Corp. Warrants 10/30/2026	2,163	$4,110
INFORMATION TECHNOLOGY — (0.0%)
*»	LGL Group, Inc. Rights	2,275	0
*»	Xerox Holdings Corp. Warrants 02/14/2028	41,109	12,690
TOTAL INFORMATION TECHNOLOGY			12,690
TOTAL RIGHTS/WARRANTS			16,800
TOTAL INVESTMENT SECURITIES (Cost $3,178,115,498)			5,498,185,877

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	10,260,717	$118,685,712
MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	52,616,005	52,616,005
TOTAL INVESTMENTS — (100.0%)
(Cost $3,349,400,882)^^			$5,669,487,594
As of July 31, 2026, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	118	09/18/26	$43,977,052	$44,363,575	$386,523
Total Futures Contracts			$43,977,052	$44,363,575	$386,523
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$387,140,774	$27,007	—	$387,167,781
Consumer Discretionary	579,782,472	—	—	579,782,472
Consumer Staples	253,516,192	262,333	—	253,778,525
Energy	383,058,013	—	—	383,058,013
Financials	1,073,383,639	—	—	1,073,383,639
Health Care	489,705,192	677	$217,049	489,922,918
Industrials	787,410,718	389,314	—	787,800,032
Information Technology	1,267,762,554	—	—	1,267,762,554
Materials	234,192,317	—	17,667	234,209,984
Real Estate	17,115,557	11,771	—	17,127,328
Utilities	24,175,831	—	—	24,175,831
Rights/Warrants
Consumer Discretionary	—	4,110	—	4,110
Information Technology	—	12,690	—	12,690

U.S. Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$118,685,712	—	$118,685,712
Money Market Funds	$52,616,005	—	—	52,616,005
Total Investments in Securities	$5,549,859,264	$119,393,614	$234,716˂˃	$5,669,487,594
Financial Instruments
Assets
Futures Contracts**	386,523	—	—	386,523
Total Financial Instruments	$386,523	—	—	$386,523
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.6%)
COMMUNICATION SERVICES — (2.2%)
#*	AMC Global Media, Inc.	141,968	$1,590,042
#*	Anterix, Inc.	77,280	7,188,586
	Array Digital Infrastructure, Inc.	138,037	4,809,209
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	54,554	2,968,283
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	178,652	9,080,881
	ATN International, Inc.	67,861	1,615,770
*	Bandwidth, Inc., Class A	128,408	5,025,889
*	Boston Omaha Corp., Class A	135,323	1,918,880
*	Bumble, Inc., Class A	439,946	1,253,846
#*	Cable One, Inc.	17,200	687,828
*	Cargurus, Inc.	382,981	13,879,231
#*	Cars.com, Inc.	273,562	3,241,710
	Cinemark Holdings, Inc.	553,663	20,258,529
*	Cineverse Corp.	35,616	85,478
*	Creative Realities, Inc.	3,139	9,856
	CuriosityStream, Inc.	60,519	147,666
*	DHI Group, Inc.	166,145	699,470
*	DoubleVerify Holdings, Inc.	558,546	6,283,643
#	Entravision Communications Corp., Class A	141,872	1,591,804
*	EverQuote, Inc., Class A	140,309	3,538,593
#*	EW Scripps Co., Class A	352,838	991,475
*	GCI Liberty, Inc. (GLBKV US), Class C	134,817	3,123,710
*	GCI Liberty, Inc. (GLIBA US)	14,483	342,378
*	Globalstar, Inc.	28,013	2,335,724
*	Gogo, Inc.	60,306	252,079
	Gray Media, Inc. GTN US	413,738	1,671,502
	Gray Media, Inc. GTNA US, Class A	3,603	24,933
#*	Grindr, Inc.	380,807	6,603,193
*	Harte Hanks, Inc.	6,069	13,291
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	IDT Corp., Class B	165,635	$10,908,721
#*	IMAX Corp.	237,915	11,381,854
	Iridium Communications, Inc.	448,505	21,232,227
#	John Wiley & Sons, Inc. (WLY US), Class A	168,835	8,813,187
*	Liberty Broadband Corp. (LBRDA US), Class A	6,952	236,785
*	Liberty Broadband Corp. (LBRDK US), Class C	30,741	1,046,424
*	Liberty Global Ltd. (LBTYA US), Class A	658,262	6,984,160
*	Liberty Global Ltd. (LBTYK US), Class C	549,506	5,692,882
*	Liberty Latin America Ltd. (LILA US), Class A	122,362	997,250
*	Liberty Latin America Ltd. (LILAK US), Class C	711,467	5,741,539
*	Lionsgate Studios Corp.	163,373	2,169,593
*	Lumen Technologies, Inc.	3,366,359	21,477,370
*	Madison Square Garden Entertainment Corp.	180,125	13,916,458
*	Magnite, Inc.	628,087	12,122,079
	Marcus Corp.	105,256	3,062,950
	Match Group, Inc.	785,129	30,941,934
#*	MediaAlpha, Inc., Class A	174,804	2,164,074
#	National CineMedia, Inc.	161,087	645,959
	New York Times Co., Class A	558,181	41,802,175
	Nexstar Media Group, Inc.	123,467	23,524,168
*	Nextdoor Holdings, Inc.	422,273	937,446
*»	Old Market Capital Corp.	32,619	138,468
#*	Optimum Communications, Inc., Class A	191,820	146,205

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Paramount Skydance Corp., Class B	551,253	$4,387,974
*	Pinterest, Inc., Class A	732,848	17,595,680
#*	PubMatic, Inc., Class A	51,193	645,032
*	QuinStreet, Inc.	253,838	3,934,489
*	Reservoir Media, Inc.	38,286	392,049
	Saga Communications, Inc., Class A	21,573	193,078
	Scholastic Corp.	115,804	4,707,433
	Shenandoah Telecommunications Co.	242,470	2,907,215
	Shutterstock, Inc.	146,622	791,759
#	Sinclair, Inc.	207,983	2,857,686
#	Sirius XM Holdings, Inc.	703,579	20,840,010
#*	Snap, Inc., Class A	1,495,611	7,014,416
#*	Sphere Entertainment Co.	125,822	18,024,001
	Spok Holdings, Inc.	91,838	1,001,034
#*	Stagwell, Inc.	828,728	7,002,752
*	Starz Entertainment Corp.	10,891	283,384
#*	TechTarget, Inc.	193,190	867,423
	Telephone & Data Systems, Inc.	471,979	15,849,055
#	Townsquare Media, Inc., Class A	19,420	114,966
*	Travelzoo	18,488	133,668
#*	TripAdvisor, Inc.	425,260	6,023,808
#*	Uniti Group, Inc.	552,166	5,367,054
*	Urban One, Inc. UONEK US	4,807	24,227
#*	USA TODAY Co., Inc.	658,418	5,721,652
	Versant Media Group, Inc.	35,606	1,281,460
*	Yelp, Inc.	303,242	8,014,686
	Zedge, Inc., Class B	9,282	27,382
#*	Ziff Davis, Inc.	178,483	9,473,878
*	ZoomInfo Technologies, Inc.	34,097	112,520
TOTAL COMMUNICATION SERVICES			472,907,158
CONSUMER DISCRETIONARY — (12.3%)
#*	1-800-Flowers.com, Inc., Class A	74,434	290,293
*	1stdibs.com, Inc.	44,443	187,994
*	Abercrombie & Fitch Co., Class A	211,875	21,090,037
#	Academy Sports & Outdoors, Inc.	332,056	15,756,057
*	Accel Entertainment, Inc.	121,562	1,461,175
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Acushnet Holdings Corp.	279,755	$28,330,789
*	Adient PLC	348,869	7,340,204
	ADT, Inc.	3,061,741	23,391,701
#	Advance Auto Parts, Inc.	259,815	14,430,125
	AMCON Distributing Co.	4,620	330,330
	American Eagle Outfitters, Inc.	835,317	14,350,746
*	American Outdoor Brands, Inc.	82,864	1,024,199
*	American Public Education, Inc.	78,762	3,820,745
*	Aptiv PLC	87,496	4,940,899
	Aramark	731,541	41,675,891
#	Arhaus, Inc.	146,865	1,088,270
*	Ark Restaurants Corp.	16,816	95,010
	Arko Corp.	305,179	2,438,380
*	Asbury Automotive Group, Inc.	83,153	19,266,550
#	Autoliv, Inc.	237,951	29,308,425
*	AutoNation, Inc.	167,662	35,611,409
#*	Bally's Corp.	2,399	33,418
	Bassett Furniture Industries, Inc.	104,698	1,986,121
	Bath & Body Works, Inc.	644,224	12,961,787
*	Beachbody Co., Inc.	2,115	20,621
#*	Beazer Homes USA, Inc.	106,347	3,413,739
#*	Bed Bath & Beyond, Inc.	297,426	1,502,001
#*	Biglari Holdings, Inc. (BH US), Class B	11,213	4,457,055
*	Biglari Holdings, Inc. (BH/A US), Class A	221	438,583
#*	Birkenstock Holding PLC	402,611	15,589,098
*	BJ's Restaurants, Inc.	98,352	6,649,579
	Bloomin' Brands, Inc.	261,021	2,260,442
#*	Boot Barn Holdings, Inc.	136,055	20,270,834
	BorgWarner, Inc.	752,767	47,981,369
#*»	Bowl America, Inc.	10,705	0
*	Bright Horizons Family Solutions, Inc.	230,964	17,216,057
#*	Brinker International, Inc.	235,900	50,411,830
	Brunswick Corp.	281,749	22,258,171
#	Buckle, Inc.	224,930	9,845,186
#	Build-A-Bear Workshop, Inc.	58,729	1,992,088
#	Caleres, Inc.	150,488	1,932,266
*	Callaway Golf Co.	766,916	14,157,269

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Camping World Holdings, Inc., Class A	45,629	$282,444
*	Capri Holdings Ltd.	521,969	8,314,966
*	CarMax, Inc.	424,505	24,307,156
	Carriage Services, Inc.	70,021	2,826,748
	Carter's, Inc.	150,339	5,798,575
*	Cato Corp., Class A	20,756	70,986
#*	Cava Group, Inc.	280,080	18,269,618
*	Cavco Industries, Inc.	42,219	23,095,060
	Century Communities, Inc.	155,825	10,465,207
#*	Champion Homes, Inc.	254,742	20,280,011
#	Cheesecake Factory, Inc.	225,175	22,837,248
#*	Chewy, Inc., Class A	325,970	7,366,922
	Choice Hotels International, Inc.	157,839	17,597,470
	Churchill Downs, Inc.	8,840	745,212
*	Citi Trends, Inc.	36,984	2,465,723
	Clarus Corp.	145,784	467,967
#	Columbia Sportswear Co.	227,635	13,516,966
#*	Cooper-Standard Holdings, Inc.	78,247	2,305,939
*	Coursera, Inc.	783,742	4,161,670
*	Covista, Inc.	259,438	32,390,834
#	Cracker Barrel Old Country Store, Inc.	44,576	2,513,641
#	Cricut, Inc., Class A	103,144	483,745
#*	Crocs, Inc.	188,882	24,178,785
*	Culp, Inc.	25,508	88,768
	Dana, Inc.	597,399	16,087,955
*	Dauch Corp.	898,526	5,076,672
#*	Dave & Buster's Entertainment, Inc.	114,336	1,239,402
	Designer Brands, Inc., Class A	44,877	271,057
*	Destination XL Group, Inc.	151,495	85,398
	Dillard's, Inc., Class A	46,633	27,436,059
#	Dine Brands Global, Inc.	56,326	2,024,356
#	Domino's Pizza, Inc.	34,899	12,125,309
#*	Dorman Products, Inc.	135,687	18,068,081
#*	DraftKings, Inc., Class A	879,321	20,646,457
#*	Dream Finders Homes, Inc., Class A	122,469	1,566,379
#*	Driven Brands Holdings, Inc.	483,422	6,898,432
*	Duluth Holdings, Inc., Class B	107,292	437,751
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Duolingo, Inc.	40,624	$5,476,521
#*	Dutch Bros, Inc., Class A	245,511	16,161,989
*	El Pollo Loco Holdings, Inc.	136,303	2,243,547
#*	Envela Corp.	27,117	587,897
#	Escalade, Inc.	56,160	1,115,338
#	Ethan Allen Interiors, Inc.	113,467	2,541,661
*	Etsy, Inc.	381,967	31,199,065
#*	Figs, Inc., Class A	675,333	7,226,063
*	First Watch Restaurant Group, Inc.	14,263	183,280
*	Five Below, Inc.	149,081	32,369,958
	Flanigan's Enterprises, Inc.	9,481	395,737
	Flexsteel Industries, Inc.	26,039	1,927,667
#*	Floor & Decor Holdings, Inc., Class A	393,978	22,681,313
*	Fossil Group, Inc.	22,652	112,127
#*	Fox Factory Holding Corp.	186,118	3,350,124
#*	Frontdoor, Inc.	266,260	19,338,464
*	Full House Resorts, Inc.	17,234	38,087
#*	Funko, Inc., Class A	15,261	88,972
#*	GameStop Corp., Class A	699,431	15,191,641
#	Gap, Inc.	1,453,084	29,192,458
	Garrett Motion, Inc.	802,262	24,990,461
*	Genesco, Inc.	48,314	1,846,561
	Gentex Corp.	819,185	19,136,162
*	Gentherm, Inc.	137,901	5,596,023
#*	GigaCloud Technology, Inc., Class A	106,550	4,660,497
	G-III Apparel Group Ltd.	197,264	7,182,382
*	Global Business Travel Group I	48,780	460,483
#	Gold.com, Inc.	105,748	4,373,737
*	Goodyear Tire & Rubber Co.	67,379	468,284
	Graham Holdings Co., Class B	25,437	30,614,447
#*	Grand Canyon Education, Inc.	128,404	18,662,237
#*	Green Brick Partners, Inc.	151,009	10,680,867
	Group 1 Automotive, Inc.	54,518	15,634,127
#*	Groupon, Inc.	144,267	3,978,884
#	H&R Block, Inc.	595,381	26,214,625

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hamilton Beach Brands Holding Co., Class A	44,464	$1,022,227
#	Harley-Davidson, Inc.	449,684	11,035,245
	Hasbro, Inc.	420,587	39,509,943
	Haverty Furniture Cos., Inc. (HVT US)	66,937	1,649,328
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	3,785	113,777
*	Helen of Troy Ltd.	43,508	1,202,126
*	Hilton Grand Vacations, Inc.	353,655	16,317,642
*	Holley, Inc.	302,864	808,647
	Hooker Furnishings Corp.	48,234	673,829
*	Hovnanian Enterprises, Inc., Class A	20,869	2,585,669
*	Inspired Entertainment, Inc.	38,246	263,132
#	Installed Building Products, Inc.	122,810	27,379,261
#	J Jill, Inc.	46,058	839,177
	JAKKS Pacific, Inc.	44,916	1,182,638
	Jerash Holdings U.S., Inc.	8,187	37,456
	Johnson Outdoors, Inc., Class A	40,902	1,918,713
	KB Home	321,169	17,654,660
	Kohl's Corp.	484,493	9,273,196
#	Kontoor Brands, Inc.	242,048	20,269,100
#*	Krispy Kreme, Inc.	623,794	1,983,665
#*	Kura Sushi USA, Inc., Class A	48,049	2,213,617
#	Lakeland Industries, Inc.	42,798	487,897
#*	Lands' End, Inc.	126,748	1,523,511
#*	Latham Group, Inc.	289,480	1,551,613
*	Laureate Education, Inc.	697,477	26,720,344
*††	Lazare Kaplan International, Inc.	9,600	0
	La-Z-Boy, Inc.	182,407	7,183,188
	LCI Industries	112,609	11,526,657
	Lear Corp.	206,308	26,952,077
*	Legacy Education, Inc.	7,616	89,793
*	Legacy Housing Corp.	71,725	1,883,498
	Leggett & Platt, Inc.	418,552	4,101,810
#	Levi Strauss & Co., Class A	353,362	8,664,436
*	LGI Homes, Inc.	102,575	5,597,518
*	Life Time Group Holdings, Inc.	829,190	37,396,469
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lifetime Brands, Inc.	66,993	$560,731
#*	Lincoln Educational Services Corp.	141,524	5,918,534
*	Lindblad Expeditions Holdings, Inc.	216,074	6,391,469
#	Lithia Motors, Inc.	91,117	35,118,314
*	Live Ventures, Inc.	5,483	53,350
	LKQ Corp.	921,561	20,689,044
#*	Lovesac Co.	64,851	1,043,453
*	M/I Homes, Inc.	119,111	17,405,690
#	Macy's, Inc.	1,127,103	27,974,696
*	Malibu Boats, Inc., Class A	87,425	2,410,307
#*	MarineMax, Inc.	99,476	3,428,938
	Marriott Vacations Worldwide Corp.	166,593	16,244,483
#*	MasterCraft Boat Holdings, Inc.	98,627	2,359,158
#*	Mattel, Inc.	1,268,423	19,140,503
#	Matthews International Corp., Class A	110,055	3,054,026
	Meritage Homes Corp.	319,437	22,424,477
#*	Mobileye Global, Inc., Class A	341,625	2,712,502
*	Mohawk Industries, Inc.	234,971	28,924,930
	Monarch Casino & Resort, Inc.	25,331	3,109,380
	Monro, Inc.	131,217	1,607,408
*	Motorcar Parts of America, Inc.	84,388	1,130,799
	Movado Group, Inc.	69,363	2,648,279
#	Murphy USA, Inc.	54,294	32,997,721
#*	National Vision Holdings, Inc.	344,434	7,591,325
	Newell Brands, Inc.	1,845,075	10,332,420
#*	Norwegian Cruise Line Holdings Ltd.	1,499,585	27,787,310
#*	Ollie's Bargain Outlet Holdings, Inc.	275,451	20,237,385
#	OneSpaWorld Holdings Ltd.	453,771	11,689,141
#*	OneWater Marine, Inc., Class A	37,739	462,303
#	Oxford Industries, Inc.	64,868	2,459,795
#	Papa John's International, Inc.	145,592	4,353,201
#	Patrick Industries, Inc.	147,186	12,150,204
#*	Peloton Interactive, Inc., Class A	380,704	2,432,699
#	Penske Automotive Group, Inc.	36,771	7,990,706
	Perdoceo Education Corp.	304,617	9,689,867

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Petco Health & Wellness Co., Inc.	1,000,427	$2,791,191
#	Phinia, Inc.	159,761	11,756,812
*	Planet Fitness, Inc., Class A	296,461	16,575,135
	Polaris, Inc.	254,250	17,055,090
	Pool Corp.	125,051	23,223,221
*	Pursuit Attractions & Hospitality, Inc.	118,068	5,965,976
#	PVH Corp.	238,349	20,655,324
#*	QuantumScape Corp.	2,053,945	10,721,593
	RCI Hospitality Holdings, Inc.	36,427	913,953
#	Red Rock Resorts, Inc., Class A	65,674	4,232,033
*	Revolve Group, Inc.	168,890	4,240,828
#*	RH	50,661	8,385,409
	Rocky Brands, Inc.	47,249	2,307,641
*	Rush Street Interactive, Inc.	183,964	4,950,471
#*	Sabre Corp.	93,277	172,562
#*	Sally Beauty Holdings, Inc.	437,597	6,550,827
#*	Savers Value Village, Inc.	389,859	3,999,953
#	Service Corp. International	324,618	27,978,825
*	Shake Shack, Inc., Class A	180,177	11,306,107
#	Shoe Station Group, Inc.	121,970	1,853,944
#	Signet Jewelers Ltd.	183,000	17,000,700
#*	Six Flags Entertainment Corp.	88,325	1,530,672
	Smith & Wesson Brands, Inc.	197,429	2,872,592
*	Smith Douglas Homes Corp.	9,584	142,131
#*	Solid Power, Inc.	200,490	413,009
	Somnigroup International, Inc.	1,522	99,432
#	Sonic Automotive, Inc., Class A	144,746	13,255,839
*	Sonos, Inc.	518,919	7,607,353
	Standard Motor Products, Inc.	97,451	3,725,552
	Steven Madden Ltd.	322,983	14,883,057
#*	Stitch Fix, Inc., Class A	525,581	2,112,836
*	Stoneridge, Inc.	122,358	845,494
	Strategic Education, Inc.	109,347	8,966,454
*	Strattec Security Corp.	16,293	1,431,992
#*	Stride, Inc.	285,074	22,888,591
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Sturm Ruger & Co., Inc.	70,236	$2,610,672
	Superior Group of Cos., Inc.	52,440	621,414
#*	Sweetgreen, Inc., Class A	174,447	1,125,183
*	Target Hospitality Corp.	283,734	4,312,757
	Texas Roadhouse, Inc.	146,608	30,119,148
#	Thor Industries, Inc.	227,478	17,054,026
#*	Tilly's, Inc., Class A	13,048	49,713
	Toll Brothers, Inc.	92,266	13,460,687
	Travel & Leisure Co.	311,945	23,714,059
#*	Under Armour, Inc. (UA US), Class C	911,650	5,916,608
#*	Under Armour, Inc. (UAA US), Class A	801,888	5,332,555
*	Unifi, Inc.	83,877	536,813
#*	United Parks & Resorts, Inc.	240,568	10,736,550
*	Universal Electronics, Inc.	6,211	28,446
#*	Universal Technical Institute, Inc.	236,401	9,292,923
	Upbound Group, Inc.	224,002	4,343,399
#*	Urban Outfitters, Inc.	580,115	43,032,931
#	Vail Resorts, Inc.	135,444	20,232,625
#*	Valvoline, Inc.	836,626	32,134,805
*	Vera Bradley, Inc.	92,037	313,846
*	Versigent PLC	46,079	1,905,367
	VF Corp.	1,387,565	19,869,931
#*	Victoria's Secret & Co.	320,353	28,408,904
*	Vince Holding Corp.	11,282	71,415
#	Visteon Corp.	130,526	13,645,188
#*	Warby Parker, Inc., Class A	444,890	11,874,114
*	Wayfair, Inc., Class A	272,618	23,145,268
#	Wendy's Co.	901,219	6,632,972
	Weyco Group, Inc.	56,235	2,193,165
#	Wingstop, Inc.	91,620	11,863,874
#	Winmark Corp.	15,984	5,330,664
	Winnebago Industries, Inc.	125,071	3,787,150
	Wolverine World Wide, Inc.	339,224	6,675,928
	Wyndham Hotels & Resorts, Inc.	287,633	21,532,206
	Wynn Resorts Ltd.	233,534	23,192,262
#*	XPEL, Inc.	114,421	5,076,860
*	YETI Holdings, Inc.	350,715	17,163,992
#*	Zumiez, Inc.	75,765	1,490,298
TOTAL CONSUMER DISCRETIONARY			2,602,701,122

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (3.8%)
#	Albertsons Cos., Inc., Class A	1,855,216	$21,483,401
	Alico, Inc.	34,410	1,299,322
	Andersons, Inc.	165,038	11,681,390
#	B&G Foods, Inc.	301,438	1,064,076
*	BJ's Wholesale Club Holdings, Inc.	310,776	30,387,677
*	Boston Beer Co., Inc. , Class A	32,772	6,003,830
*	Bridgford Foods Corp.	27,242	169,990
	Brown-Forman Corp. (BF/A US), Class A	1,448	42,311
#	Brown-Forman Corp. (BFB US), Class B	708,200	20,346,586
#	Cal-Maine Foods, Inc.	215,862	18,948,366
#	Campbell's Co.	679,128	14,927,233
*	Central Garden & Pet Co. (CENT US)	60,154	2,589,630
*	Central Garden & Pet Co. (CENTA US), Class A	213,565	8,096,249
*	Chefs' Warehouse, Inc.	181,013	20,879,850
#	Clorox Co.	322,628	30,820,653
	Coca-Cola Consolidated, Inc.	98,327	18,475,643
	Coffee Holding Co., Inc.	700	2,390
#	Conagra Brands, Inc.	1,708,649	24,792,497
*	Coty, Inc., Class A	99,058	272,409
*	Darling Ingredients, Inc.	516,006	31,290,604
	Del Monte Corp.	233,374	6,933,542
	Dole PLC	383,951	5,429,067
	Edgewell Personal Care Co.	82,464	2,242,196
*	elf Beauty, Inc.	192,900	15,989,481
#	Energizer Holdings, Inc.	291,238	6,107,261
#	Flowers Foods, Inc.	33,609	235,935
#*	Freshpet, Inc.	261,188	15,551,134
#*	Grocery Outlet Holding Corp.	263,188	2,418,698
#*	Herbalife Ltd.	450,396	5,593,918
*	HF Foods Group, Inc.	33,872	50,808
#*	Honest Co., Inc.	176,051	642,586
	Hormel Foods Corp.	317,902	7,950,729
	Ingles Markets, Inc., Class A	64,138	5,773,061
	Ingredion, Inc.	264,800	26,337,008
#	Interparfums, Inc.	142,859	17,793,088
	J&J Snack Foods Corp.	86,521	6,618,856
	J.M. Smucker Co.	218,079	26,008,102
	John B Sanfilippo & Son, Inc.	39,954	3,306,593
*	Laird Superfood, Inc.	6,257	26,029
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Lamb Weston Holdings, Inc.	555,149	$29,173,080
	Lifevantage Corp.	72,727	467,635
*	Lifeway Foods, Inc.	37,716	1,123,182
#	Limoneira Co.	79,983	1,037,380
#*	Mama's Creations, Inc.	123,082	2,268,401
#*	Maplebear, Inc.	584,608	26,073,517
#	Marzetti Co.	122,603	13,102,583
#	McCormick & Co., Inc. (MKC US)	222,810	11,341,029
#*	Medifast, Inc.	44,360	436,059
	MGP Ingredients, Inc.	95,246	1,685,854
*	Mission Produce, Inc.	307,696	3,880,047
#	Molson Coors Beverage Co., Class B	584,001	24,271,082
*	National Beverage Corp.	319,239	10,100,722
*	Natural Alternatives International, Inc.	25,533	58,471
	Natural Grocers by Vitamin Cottage, Inc., Class C	107,085	3,433,145
*	Nature's Sunshine Products, Inc.	75,604	1,523,421
*	Niagen Bioscience, Inc.	109,148	371,103
#	Nu Skin Enterprises, Inc., Class A	197,148	1,023,198
	Oil-Dri Corp. of America	56,224	5,577,983
	Pilgrim's Pride Corp.	379,488	10,382,792
*	Post Holdings, Inc.	246,681	22,549,110
#	PriceSmart, Inc.	136,768	26,520,683
	Primo Brands Corp.	193,059	4,382,439
#	Reynolds Consumer Products, Inc.	615,353	15,346,904
*	Rocky Mountain Chocolate Factory, Inc.	13,940	11,715
	Seaboard Corp.	3,504	15,464,063
*	Seneca Foods Corp. (SENEA US), Class A	46,180	7,642,328
*»	Seneca Foods Corp. (SENEB US), Class B	2,796	461,004
	Smithfield Foods, Inc.	30,465	793,309
#	Spectrum Brands Holdings, Inc.	127,532	11,321,016
#*	Sprouts Farmers Market, Inc.	453,242	39,504,573
#	Tootsie Roll Industries, Inc.	183,908	7,176,090
»	TreeHouse Foods, Inc.	180,400	348,172

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Turning Point Brands, Inc.	100,591	$7,505,094
*	United Natural Foods, Inc.	270,596	13,754,395
	United-Guardian, Inc.	8,416	59,333
	Universal Corp.	135,059	7,116,259
*	USANA Health Sciences, Inc.	81,939	1,811,671
	Utz Brands, Inc.	162,450	2,293,794
	Village Super Market, Inc., Class A	61,564	2,705,122
#*	Vita Coco Co., Inc.	234,811	15,483,437
*	Vital Farms, Inc.	165,368	2,105,135
	WD-40 Co.	60,239	13,682,686
#	Weis Markets, Inc.	154,154	11,877,566
TOTAL CONSUMER STAPLES			795,828,781
ENERGY — (5.2%)
*	Amplify Energy Corp.	182,878	715,053
	Antero Midstream Corp.	2,072,690	45,536,999
*	Antero Resources Corp.	606,479	21,918,151
	APA Corp.	942,039	35,156,896
#	Archrock, Inc.	737,416	26,369,996
	Ardmore Shipping Corp.	181,261	3,152,129
#	Atlas Energy Solutions, Inc.	165,711	1,788,022
#*	BKV Corp.	220,157	5,385,040
#*	Borr Drilling Ltd.	1,227,110	4,945,253
	Bristow Group, Inc.	125,772	5,699,987
	Cactus, Inc., Class A	302,552	19,668,906
	California Resources Corp.	307,613	16,186,596
#*	Centrus Energy Corp., Class A	67,264	11,901,020
	Chord Energy Corp. (CHRD US)	86,380	12,126,024
*	Clean Energy Fuels Corp.	995,448	1,931,169
#*	CNX Resources Corp.	654,920	23,446,136
#*	Comstock Resources, Inc.	1,068,688	14,170,803
#*	Comstock, Inc.	85,011	232,930
	Core Laboratories, Inc.	204,339	2,174,167
	Core Natural Resources, Inc.	151,058	12,060,471
#	Crescent Energy Co., Class A	1,260,306	14,455,710
#	CVR Energy, Inc.	429,274	15,290,740
	Delek U.S. Holdings, Inc.	114,080	7,742,610
	DHT Holdings, Inc.	721,739	13,402,693
		Shares	Value†
ENERGY — (Continued)
	Diversified Energy Co. DEC US	6,187	$83,277
*	DMC Global, Inc.	70,581	475,716
	Dorian LPG Ltd.	188,367	8,932,363
*	DT Midstream, Inc.	205,503	28,359,414
#	Energy Services of America Corp.	81,925	1,178,082
#	Epsilon Energy Ltd.	127,943	716,481
	Evolution Petroleum Corp.	99,768	367,146
	Excelerate Energy, Inc., Class A	113,653	4,463,153
#*	Expro Ltd.	470,865	7,510,297
#	Flowco Holdings, Inc., Class A	67,202	1,374,281
*	Forum Energy Technologies, Inc.	50,631	3,173,045
	FutureFuel Corp.	192,025	950,524
*	Geospace Technologies Corp.	58,642	428,673
#*	Gevo, Inc.	40,698	60,233
#*	Gran Tierra Energy, Inc. (GTE US)	65,877	493,419
	Granite Ridge Resources, Inc.	258,532	1,228,027
*	Green Plains, Inc.	313,945	5,289,973
#*	Gulfport Energy Corp.	54,828	8,847,594
*	Helix Energy Solutions Group, Inc.	654,639	6,225,617
	Helmerich & Payne, Inc.	432,638	14,956,296
	HF Sinclair Corp.	377,068	34,490,410
#*	Innovex International, Inc.	247,176	6,940,702
#	International Seaways, Inc.	220,143	21,173,354
#	Kinetik Holdings, Inc.	208,140	10,525,640
*	KLX Energy Services Holdings, Inc.	3,153	6,905
	Kodiak Gas Services, Inc.	370,099	21,728,512
#*	Kosmos Energy Ltd.	1,914,944	5,151,199
	Liberty Energy, Inc.	731,958	13,694,934
#	Magnolia Oil & Gas Corp., Class A	767,140	19,723,169
*	Mammoth Energy Services, Inc.	156,438	414,561
#	Matador Resources Co.	487,446	24,318,681
	Mexco Energy Corp.	11,067	96,062
*	MIND Technology, Inc.	2,455	12,226
	Murphy Oil Corp.	583,654	23,194,410
*	Nabors Industries Ltd.	56,731	4,860,145
	NACCO Industries, Inc., Class A	38,337	1,817,174

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	National Energy Services Reunited Corp.	323,381	$8,718,352
	Natural Gas Services Group, Inc.	56,219	2,059,864
*	NCS Multistage Holdings, Inc.	3,536	166,192
#	Noble Corp. PLC	599,800	25,431,520
#	Nordic American Tankers Ltd.	965,623	6,305,518
#	Northern Oil & Gas, Inc.	425,587	9,001,165
	NOV, Inc.	1,418,137	27,554,402
#*	Oceaneering International, Inc.	436,858	21,309,933
*	Oil States International, Inc.	267,793	2,171,801
*	OPAL Fuels, Inc., Class A	14,890	34,992
	Ovintiv, Inc.	376,490	23,515,565
*	Par Pacific Holdings, Inc.	233,412	20,080,434
	Patterson-UTI Energy, Inc.	1,605,759	16,828,354
	PBF Energy, Inc., Class A	450,242	32,543,492
#	Peabody Energy Corp.	542,387	11,563,691
*	PEDEVCO Corp.	825	8,918
	Permian Resources Corp., Class A	473,697	10,094,483
*	PrimeEnergy Resources Corp.	6,843	1,259,796
*	ProFrac Holding Corp., Class A	125,483	506,951
#*	ProPetro Holding Corp.	502,003	5,572,233
	Range Resources Corp.	847,912	34,035,188
	Ranger Energy Services, Inc., Class A	98,108	1,574,633
*	REX American Resources Corp.	158,667	6,829,028
	Riley Exploration Permian, Inc.	68,636	2,352,156
#	RPC, Inc.	935,759	5,249,608
	SandRidge Energy, Inc.	163,695	2,278,634
	Scorpio Tankers, Inc.	226,179	17,610,297
*	SEACOR Marine Holdings, Inc.	104,580	986,189
*	Seadrill Ltd.	260,799	11,694,227
	Select Water Solutions, Inc.	491,333	9,099,487
	SFL Corp. Ltd.	607,516	7,496,747
	SM Energy Co.	639,418	20,793,873
		Shares	Value†
ENERGY — (Continued)
	Smart Sand, Inc.	30,798	$132,739
#	Solaris Energy Infrastructure, Inc.	163,400	8,400,394
	Sunococorp LLC	7,068	540,278
*	Talos Energy, Inc.	737,582	11,196,495
	Teekay Corp. Ltd.	377,051	4,392,644
	Teekay Tankers Ltd., Class A	132,815	10,541,527
#*	TETRA Technologies, Inc.	596,462	4,592,757
#*	Tidewater, Inc.	220,759	16,570,171
#*	Transocean Ltd.	4,395,517	23,384,150
#*	Uranium Energy Corp.	1,661,523	15,950,621
#	VAALCO Energy, Inc.	277,139	1,477,151
*	Valaris Ltd.	270,809	21,445,365
#	Vitesse Energy, Inc.	112,439	1,754,048
#	W&T Offshore, Inc.	262,794	943,431
	Weatherford International PLC	233,800	20,525,302
	World Kinect Corp.	262,278	10,454,401
TOTAL ENERGY			1,095,748,393
FINANCIALS — (20.1%)
	1st Source Corp.	164,414	14,754,512
	Abacus Global Management, Inc.	11,603	119,627
*	Acacia Research Corp.	407,222	1,803,993
	Acadian Asset Management, Inc.	202,867	17,545,967
	ACNB Corp.	36,727	2,368,157
	Affiliated Managers Group, Inc.	133,025	48,784,258
	Alerus Financial Corp.	105,205	3,500,170
	Ally Financial, Inc.	32,812	1,421,744
*	AlTi Global, Inc.	11,342	40,831
	Amalgamated Financial Corp.	132,410	6,538,406
	Amerant Bancorp, Inc.	180,220	5,334,512
#	American Coastal Insurance Corp., Class C	135,188	1,435,697
	American Financial Group, Inc.	79,278	11,235,278
	Ameris Bancorp	321,999	28,081,533
	AMERISAFE, Inc.	86,769	2,519,772
	AmeriServ Financial, Inc.	196,617	898,540
	Ames National Corp.	38,651	1,182,334
	Arrow Financial Corp.	75,117	2,992,661
#	Artisan Partners Asset Management, Inc., Class A	305,435	11,985,269

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Associated Banc-Corp.	744,580	$22,992,630
	Associated Capital Group, Inc., Class A	7,570	253,141
	Assurant, Inc.	83,648	23,353,685
	Assured Guaranty Ltd.	229,446	18,979,773
*	Atlantic American Corp.	13,763	21,195
	Atlantic Union Bankshares Corp.	630,325	26,744,690
*	Atlanticus Holdings Corp.	37,587	3,965,053
	Auburn National BanCorp, Inc.	3,016	78,989
	Axis Capital Holdings Ltd.	322,506	33,966,332
#*	Axos Financial, Inc.	250,698	25,423,284
#*	Baldwin Insurance Group, Inc.	383,621	10,641,647
	Banc of California, Inc.	647,055	12,391,103
	BancFirst Corp.	148,327	16,734,252
#*	Bancorp, Inc.	208,415	13,978,394
#	Bank First Corp.	37,190	5,680,401
	Bank of Hawaii Corp.	187,777	15,003,382
	Bank of Marin Bancorp	71,132	2,074,209
	Bank of NT Butterfield & Son Ltd.	192,299	11,786,006
#	Bank OZK	600,276	30,794,159
	Bank7 Corp.	15,044	756,412
	BankUnited, Inc.	552,022	25,751,826
	Bankwell Financial Group, Inc.	34,409	2,344,973
	Banner Corp.	230,073	16,199,440
	Bar Harbor Bankshares	72,646	2,884,773
	BayCom Corp.	49,879	1,505,348
	BCB Bancorp, Inc.	77,139	770,619
#	Beacon Financial Corp.	367,687	11,585,817
	BGC Group, Inc., Class A	1,574,312	18,136,074
	Blue Ridge Bankshares, Inc.	219,841	771,642
	BOK Financial Corp.	235,219	33,234,093
*	Bowhead Specialty Holdings, Inc.	65,765	2,011,751
	Bread Financial Holdings, Inc.	216,997	23,450,866
*	Bridgewater Bancshares, Inc.	107,235	2,196,173
*	Brighthouse Financial, Inc.	259,795	16,083,908
		Shares	Value†
FINANCIALS — (Continued)
	Burke & Herbert Financial Services Corp.	57,043	$4,178,400
#	Business First Bancshares, Inc.	127,879	4,069,110
*	BV Financial, Inc.	1,545	31,734
	Byline Bancorp, Inc.	195,341	7,671,041
	C&F Financial Corp.	14,393	1,188,718
	California BanCorp	75,212	1,602,016
*	California First Leasing Corp.	21	30,293
	Camden National Corp.	80,616	4,666,860
	Capital Bancorp, Inc.	58,993	2,202,209
	Capital City Bank Group, Inc.	95,094	4,932,526
#	Capitol Federal Financial, Inc.	571,481	5,051,892
#	Carter Bankshares, Inc.	98,816	3,417,057
#	Cass Information Systems, Inc.	78,425	4,385,526
#	Cathay General Bancorp	312,827	19,767,538
	CB Financial Services, Inc.	6,359	232,930
*	CCUR Holdings, Inc.	16	36,960
	Central Pacific Financial Corp.	117,749	4,639,311
	CF Bankshares, Inc.	11,207	398,521
	Chemung Financial Corp.	20,165	1,643,246
	ChoiceOne Financial Services, Inc.	57,623	1,960,911
#	Citizens & Northern Corp.	75,070	1,906,027
	Citizens Community Bancorp, Inc.	13,832	304,304
	Citizens Financial Services, Inc.	1,484	115,040
#	City Holding Co.	87,786	12,738,626
	Civista Bancshares, Inc.	91,452	2,657,595
	CNB Financial Corp.	127,994	4,492,589
	CNO Financial Group, Inc.	440,893	24,288,795
*	Coastal Financial Corp.	65,123	2,669,392
	Cohen & Steers, Inc.	266,931	21,960,413
	Colony Bankcorp, Inc.	63,519	1,392,336
	Columbia Banking System, Inc.	994,493	31,097,796
*	Columbia Financial, Inc.	1,202,969	13,004,095
	Commerce Bancshares, Inc.	462,828	27,431,816

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Community Financial System, Inc.	233,459	$15,130,478
	Community Trust Bancorp, Inc.	141,741	11,119,581
	Community West Bancshares	120,425	3,014,238
	ConnectOne Bancorp, Inc.	219,999	7,246,767
*	Consumer Portfolio Services, Inc.	145,523	1,356,274
	Corebridge Financial, Inc.	152,605	4,759,750
	Crawford & Co. (CRD/A US), Class A	179,113	1,954,123
	Crawford & Co. (CRD/B US), Class B	147,712	1,487,460
#*	Credit Acceptance Corp.	41,486	23,601,800
#	Cullen/Frost Bankers, Inc.	190,410	31,672,799
*	Customers Bancorp, Inc.	146,570	11,532,128
	CVB Financial Corp.	821,938	18,386,753
#*	Dave, Inc.	51,373	19,146,203
	DigitalBridge Group, Inc.	456,831	7,249,908
#	Dime Community Bancshares, Inc.	190,606	7,769,101
	Donegal Group, Inc. (DGICA US), Class A	166,837	3,293,362
	Donegal Group, Inc. (DGICB US), Class B	5,267	114,821
*	Donnelley Financial Solutions, Inc.	121,439	5,744,065
	Eagle Bancorp Montana, Inc.	23,204	543,670
	Eagle Bancorp, Inc.	138,173	3,834,301
	Eagle Financial Services, Inc.	5,599	227,039
#	Eastern Bankshares, Inc.	1,054,172	24,203,789
*	eHealth, Inc.	125,543	166,972
	Employers Holdings, Inc.	194,709	9,842,540
#	Enact Holdings, Inc.	202,508	9,582,679
*	Encore Capital Group, Inc.	144,232	13,569,347
#*	Enova International, Inc.	141,929	36,069,836
	Enterprise Financial Services Corp.	163,369	10,832,998
	Equitable Holdings, Inc.	346,238	16,498,241
		Shares	Value†
FINANCIALS — (Continued)
	Equity Bancshares, Inc., Class A	101,822	$5,160,339
#	Erie Indemnity Co., Class A	34,715	8,402,419
#	Esquire Financial Holdings, Inc.	36,826	4,758,656
	Essent Group Ltd.	480,224	31,675,575
#*	Euronet Worldwide, Inc.	185,295	13,217,092
	Evercore, Inc., Class A	80,487	25,800,913
	EVERTEC, Inc.	301,927	9,190,658
#*	EZCORP, Inc., Class A	277,112	8,249,624
#	F&G Annuities & Life, Inc.	109,456	3,127,158
#	FactSet Research Systems, Inc.	68,596	18,054,467
	Farmers & Merchants Bancorp, Inc.	32,237	1,075,426
#	Farmers National Banc Corp.	184,655	2,928,628
*	FB Bancorp, Inc.	33,406	516,290
	FB Financial Corp.	228,984	13,826,054
	Federal Agricultural Mortgage Corp. (AGM US), Class C	41,319	9,404,204
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,089	337,217
	Federated Hermes, Inc.	443,904	26,616,484
	Fidelity D&D Bancorp, Inc.	1,359	71,483
	Fidelity National Financial, Inc.	13,757	709,724
*	Finance of America Cos., Inc., Class A	17,359	394,917
	Financial Institutions, Inc.	86,656	3,592,758
	Finward Bancorp	837	37,213
	First American Financial Corp.	401,406	30,101,436
	First BanCorp	1,005,986	29,103,175
	First Bancorp, Inc.	54,707	1,920,216
#	First Bancorp/Southern Pines NC	190,551	11,979,941
	First Bank	107,316	1,988,565
	First Busey Corp.	378,573	11,682,763
	First Business Financial Services, Inc.	47,250	3,317,422
	First Capital, Inc.	1,242	78,594
	First Commonwealth Financial Corp.	499,661	10,757,701

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	First Community Bankshares, Inc.	142,138	$6,782,825
	First Community Corp.	29,503	1,007,822
#	First Financial Bancorp	595,311	20,139,371
#	First Financial Bankshares, Inc.	625,520	21,980,773
	First Financial Corp.	52,666	4,242,246
	First Hawaiian, Inc.	534,016	14,840,305
	First Horizon Corp.	1,248,455	32,010,386
	First Internet Bancorp	40,388	1,189,830
#	First Interstate BancSystem, Inc., Class A	448,978	17,070,144
	First Merchants Corp.	272,672	11,763,070
	First Mid Bancshares, Inc.	90,670	4,723,000
	First National Corp.	7,649	242,856
*	First Northern Community Bancorp	817	15,033
*	First Northwest Bancorp	27,500	315,150
	First U.S. Bancshares, Inc.	2,966	48,939
	First United Corp.	35,254	1,556,112
*	First Western Financial, Inc.	29,332	913,692
	FirstCash Holdings, Inc.	197,294	40,249,949
#*	Firstsun Capital Bancorp	120,765	4,671,190
	Five Star Bancorp	56,727	2,676,947
#	Flagstar Bank NA	1,484,277	21,106,419
*	Flywire Corp.	532,045	8,518,040
	FNB Corp.	1,616,999	30,561,281
	Franklin Financial Services Corp.	1,411	89,119
	FS Bancorp, Inc.	41,201	1,767,935
	Fulton Financial Corp.	871,886	21,212,986
	FVCBankcorp, Inc.	41,543	772,284
*	Galaxy Digital, Inc., Class A	67,562	1,419,478
*	GBank Financial Holdings, Inc.	853	17,759
#	GCM Grosvenor, Inc., Class A	190,503	2,377,477
*	Genworth Financial, Inc.	2,349,974	23,100,244
#	German American Bancorp, Inc.	161,122	8,197,887
#	Glacier Bancorp, Inc.	554,174	27,315,236
	Globe Life, Inc.	188,527	34,359,046
	Great Southern Bancorp, Inc.	82,126	6,595,539
		Shares	Value†
FINANCIALS — (Continued)
*	Green Dot Corp., Class A	246,332	$3,229,413
	Greene County Bancorp, Inc.	22,250	744,485
*	Greenlight Capital Re Ltd., Class A	153,502	2,555,808
#*	Hagerty, Inc., Class A	69,016	795,754
	Hamilton Insurance Group Ltd., Class B	221,653	7,970,642
	Hamilton Lane, Inc., Class A	159,390	14,171,365
	Hancock Whitney Corp.	394,913	30,408,301
	Hanmi Financial Corp.	133,061	4,241,985
	Hanover Bancorp, Inc.	864	22,676
	Hanover Insurance Group, Inc.	154,898	36,033,922
*	Happen, Inc.	500,210	9,574,019
	Hawthorn Bancshares, Inc.	8,989	350,481
#	HBT Financial, Inc.	94,221	3,376,881
	HCI Group, Inc.	57,439	10,052,399
#	Heritage Financial Corp.	197,330	5,866,621
*	Heritage Insurance Holdings, Inc.	136,791	4,017,552
	Hilltop Holdings, Inc.	286,255	11,289,897
#	Hingham Institution For Savings	9,393	2,678,696
*	Hippo Holdings, Inc.	96,330	3,029,579
	Home Bancorp, Inc.	34,507	2,461,729
	Home BancShares, Inc.	881,067	27,374,752
	HomeTrust Bancshares, Inc.	76,604	3,921,359
	Hope Bancorp, Inc.	697,615	9,773,586
	Horace Mann Educators Corp.	181,953	9,481,571
	Horizon Bancorp, Inc.	295,104	6,034,877
#	Houlihan Lokey, Inc.	106,954	13,421,657
	Independent Bank Corp. (IBCP US)	92,455	3,531,781
	Independent Bank Corp. (INDB US)	221,887	18,600,787
	International Bancshares Corp.	435,130	33,304,850
*	International Money Express, Inc.	52,617	624,038
	Invesco Ltd.	1,361,138	40,289,685
	Investar Holding Corp.	50,732	1,528,048
	Investors Title Co.	8,626	2,495,416
#	Isabella Bank Corp.	1,665	66,117

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Jack Henry & Associates, Inc.	143,246	$22,065,614
	Jackson Financial, Inc., Class A	277,100	33,883,788
	James River Group Holdings, Inc.	176,200	791,138
#	Jefferies Financial Group, Inc.	196,142	10,709,353
	John Marshall Bancorp, Inc.	3,232	74,982
	Kearny Financial Corp.	292,437	2,804,471
	Kemper Corp.	289,599	8,218,820
#*	Kestrel Group Ltd.	13,718	121,679
	Kingstone Cos., Inc.	61,243	1,223,023
	Kinsale Capital Group, Inc.	63,409	22,600,236
	Lake Shore Bancorp, Inc.	727	12,483
#	Lakeland Financial Corp.	115,654	7,245,723
	Landmark Bancorp, Inc.	18,816	589,693
#	Lazard, Inc.	444,213	18,825,747
	LCNB Corp.	55,653	1,102,486
#*	LendingTree, Inc.	60,648	1,932,245
	Lincoln National Corp.	694,935	31,695,985
	Live Oak Bancshares, Inc.	199,233	8,527,172
	Magyar Bancorp, Inc.	5,370	102,299
	MainStreet Bancshares, Inc.	24,823	572,418
	MarketAxess Holdings, Inc.	80,448	13,056,710
*	Marqeta, Inc., Class A	444,276	7,712,631
#	Mechanics Bancorp, Class A	99,835	1,676,230
	Mercantile Bank Corp.	103,198	6,200,136
#	Merchants Bancorp	195,598	10,793,098
	Mercury General Corp.	204,078	21,860,835
	Meridian Corp.	51,895	1,019,218
#	Metrocity Bankshares, Inc.	90,559	3,203,977
#	Metropolitan Bank Holding Corp.	42,728	3,951,485
	MGIC Investment Corp.	1,074,486	32,277,559
#	Mid Penn Bancorp, Inc.	70,908	2,718,613
	Midland States Bancorp, Inc.	95,645	3,220,367
#	Moelis & Co., Class A	267,491	17,943,296
	Morningstar, Inc.	130,056	25,044,884
		Shares	Value†
FINANCIALS — (Continued)
	MVB Financial Corp.	46,921	$1,438,129
	National Bank Holdings Corp., Class A	185,156	7,996,888
	National Bankshares, Inc.	26,692	1,083,695
	Navient Corp.	731,829	6,140,045
	NB Bancorp, Inc.	128,618	2,959,500
#	NBT Bancorp, Inc.	273,088	14,378,083
*	NCR Atleos Corp.	327,748	15,413,988
#	Nelnet, Inc., Class A	218,481	29,685,013
*	NerdWallet, Inc., Class A	189,244	1,703,196
*	NI Holdings, Inc.	31,727	480,664
#	Nicolet Bankshares, Inc.	93,707	16,016,400
*	NMI Holdings, Inc.	353,533	15,661,512
#	Northeast Bank	36,911	4,583,239
	Northeast Community Bancorp, Inc.	55,000	1,468,500
	Northpointe Bancshares, Inc.	5,196	90,930
	Northrim BanCorp, Inc.	160,581	4,257,002
#	Northwest Bancshares, Inc.	645,787	10,164,687
	Norwood Financial Corp.	29,285	995,397
	Oak Valley Bancorp	17,318	586,561
	OceanFirst Financial Corp.	386,313	7,459,704
*	Octave Specialty Group, Inc.	15,458	83,473
	OFG Bancorp	257,556	13,614,410
	Ohio Valley Banc Corp.	19,542	821,937
	Old National Bancorp	1,408,849	37,531,737
	Old Republic International Corp.	753,345	32,552,037
#	Old Second Bancorp, Inc.	230,184	5,821,353
	OneMain Holdings, Inc.	479,573	30,011,678
*	Onity Group, Inc.	36,355	1,332,774
	OP Bancorp	59,236	924,082
*	Oportun Financial Corp.	192,079	1,064,118
	Oppenheimer Holdings, Inc., Class A	49,705	5,300,541
#*	OppFi, Inc.	142,831	1,338,326
	Orange County Bancorp, Inc.	25,698	982,949
	Origin Bancorp, Inc.	133,738	7,319,481
	Orrstown Financial Services, Inc.	85,109	3,636,708

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Oscar Health, Inc., Class A	897,760	$28,028,067
*	Palomar Holdings, Inc.	113,143	15,137,402
#	Park National Corp.	75,318	15,677,442
	Parke Bancorp, Inc.	43,745	1,493,892
#	Pathward Financial, Inc.	147,042	12,974,986
#*	Paymentus Holdings, Inc., Class A	211,777	7,221,596
*	Payoneer Global, Inc.	1,468,510	10,529,217
#*	Paysafe Ltd.	64,993	525,143
*	Paysign, Inc.	144,966	1,298,895
	PCB Bancorp	46,803	1,304,400
	Peapack-Gladstone Financial Corp.	86,512	3,977,822
	Pelagos Insurance Capital Ltd.	462,254	11,690,404
	PennyMac Financial Services, Inc.	230,141	17,354,933
	Peoples Bancorp of North Carolina, Inc.	22,788	979,884
#	Peoples Bancorp, Inc.	161,310	6,720,175
#	Peoples Financial Services Corp.	32,077	2,256,938
#	Perella Weinberg Partners	252,055	4,448,771
	Pinnacle Financial Partners, Inc.	450,085	47,362,445
*	Pioneer Bancorp, Inc.	1,272	21,904
	Piper Sandler Cos.	315,868	23,942,794
	PJT Partners, Inc., Class A	105,347	17,730,954
	Plumas Bancorp	16,480	1,010,389
*	Ponce Financial Group, Inc.	103,581	2,090,265
	Popular, Inc.	284,065	49,771,029
*	PRA Group, Inc.	177,160	3,077,269
#	Preferred Bank	74,699	7,801,564
	Primerica, Inc.	106,892	34,201,164
	Primis Financial Corp.	110,762	1,774,407
	Princeton Bancorp, Inc.	8,270	341,055
#*	Priority Technology Holdings, Inc.	119,552	777,088
	PROG Holdings, Inc.	200,238	8,814,477
	Prosperity Bancshares, Inc.	436,214	32,659,342
	Provident Financial Holdings, Inc.	45,781	813,071
	Provident Financial Services, Inc.	576,939	14,238,855
	QCR Holdings, Inc.	85,024	8,753,221
	Radian Group, Inc.	422,046	16,455,574
	RBB Bancorp	60,978	1,607,990
#	Red River Bancshares, Inc.	22,230	2,235,227
		Shares	Value†
FINANCIALS — (Continued)
	Regional Management Corp.	81,404	$2,626,907
*	Remitly Global, Inc.	762,842	17,369,912
	RenaissanceRe Holdings Ltd.	14,710	4,706,906
#	Renasant Corp.	403,162	17,565,768
#*	Repay Holdings Corp.	357,038	1,428,152
#	Republic Bancorp, Inc., Class A	100,654	10,019,099
	Richmond Mutual BanCorp, Inc.	15,599	244,124
	Riverview Bancorp, Inc.	92,942	492,593
#	RLI Corp.	408,124	24,993,514
*	Root, Inc., Class A	8,695	470,834
#	Ryan Specialty Holdings, Inc.	26,120	1,153,459
#	S&T Bancorp, Inc.	190,713	9,945,683
	Safety Insurance Group, Inc.	93,165	9,632,329
	SB Financial Group, Inc.	17,260	453,593
	Seacoast Banking Corp. of Florida	418,856	14,551,057
*	Security National Financial Corp., Class A	70,720	662,646
	SEI Investments Co.	331,411	34,128,705
	Selective Insurance Group, Inc.	270,271	25,618,988
	ServisFirst Bancshares, Inc.	241,247	21,591,606
#*	Sezzle, Inc.	136,509	21,124,768
#*	Shift4 Payments, Inc., Class A	218,201	11,564,653
	Shore Bancshares, Inc.	147,802	3,621,149
	Sierra Bancorp	60,338	2,459,377
	Silvercrest Asset Management Group, Inc., Class A	36,401	374,202
	Simmons First National Corp., Class A	648,957	15,308,896
#*	SiriusPoint Ltd.	520,210	12,302,966
*	Skyward Specialty Insurance Group, Inc.	182,159	10,920,432
#	SLM Corp.	945,893	24,588,489
	SmartFinancial, Inc.	70,703	3,704,837
	Sound Financial Bancorp, Inc.	100	4,723
	South Plains Financial, Inc.	51,689	2,317,735
*	Southern First Bancshares, Inc.	37,303	2,327,707

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Southern Missouri Bancorp, Inc.	49,165	$3,805,863
	Southside Bancshares, Inc.	132,858	4,319,214
	Southstate Bank Corp.	455,654	47,884,679
	SR Bancorp, Inc.	9,352	182,832
*††	Sterling Bancorp, Inc.	78,172	0
	Stewart Information Services Corp.	139,002	9,395,145
	Stifel Financial Corp.	378,036	31,342,965
#	Stock Yards Bancorp, Inc.	143,974	12,252,187
#*	StoneX Group, Inc.	510,561	39,093,656
*	Summit State Bank	1,117	13,840
#	Texas Capital Bancshares, Inc.	207,340	20,495,559
#	TFS Financial Corp.	532,016	9,794,415
*	Third Coast Bancshares, Inc.	43,669	1,914,449
	Timberland Bancorp, Inc.	63,178	2,832,270
	Tiptree, Inc.	266,564	4,736,842
	Tompkins Financial Corp.	62,099	6,199,964
	Towne Bank	373,479	14,158,589
	TriCo Bancshares	175,868	10,119,445
*	Triumph Financial, Inc.	105,644	8,021,549
#*	Trupanion, Inc.	50,777	1,243,529
	TrustCo Bank Corp.	83,820	4,776,064
	Trustmark Corp.	329,916	15,654,514
*	TWFG, Inc.	12,773	342,316
	UMB Financial Corp.	380,602	55,465,129
	Union Bankshares, Inc.	7,329	168,787
	United Bancshares, Inc.	700	27,300
	United Bankshares, Inc.	642,869	31,147,003
	United Community Banks, Inc.	541,959	19,207,027
	United Fire Group, Inc.	112,492	5,777,589
	Unity Bancorp, Inc.	46,697	2,749,986
	Universal Insurance Holdings, Inc.	127,365	5,567,124
	Univest Financial Corp.	124,498	5,507,792
	Unum Group	31,043	2,673,113
#*	Upstart Holdings, Inc.	343,839	9,434,942
	USCB Financial Holdings, Inc.	29,822	655,189
	Valley National Bancorp	2,523,589	36,062,087
	Value Line, Inc.	15,355	524,987
		Shares	Value†
FINANCIALS — (Continued)
#*	Velocity Financial, Inc.	57,956	$1,016,548
	Victory Capital Holdings, Inc., Class A	265,034	26,246,317
	Virginia National Bankshares Corp.	3,293	150,803
	Virtu Financial, Inc., Class A	389,368	22,867,583
#	Virtus Investment Partners, Inc.	29,806	4,749,586
#	Voya Financial, Inc.	321,187	31,935,623
	WaFd, Inc.	357,660	13,151,158
	Walker & Dunlop, Inc.	151,623	7,534,147
	Washington Trust Bancorp, Inc.	85,313	3,325,501
	Waterstone Financial, Inc.	177,610	3,644,557
	Webster Financial Corp.	408,493	31,543,829
	WesBanco, Inc.	427,284	17,681,012
	West BanCorp, Inc.	75,240	2,110,482
	Westamerica BanCorp	162,753	9,789,593
	Western Alliance Bancorp	341,865	27,516,714
	Western New England Bancorp, Inc.	115,811	1,497,436
#	Western Union Co.	1,412,803	8,985,427
	Westwood Holdings Group, Inc.	29,094	557,732
*	WEX, Inc.	130,981	24,488,208
	White Mountains Insurance Group Ltd.	16,011	33,586,755
	Wintrust Financial Corp.	299,866	47,840,622
#	WisdomTree, Inc.	656,042	12,707,534
#*	World Acceptance Corp.	37,631	6,766,430
	WSFS Financial Corp.	329,604	26,434,241
	WVS Financial Corp.	864	16,554
	Zions Bancorp NA	462,996	32,270,821
TOTAL FINANCIALS			4,252,470,303
HEALTH CARE — (10.5%)
#*	10X Genomics, Inc., Class A	461,573	21,818,556
#*	4D Molecular Therapeutics, Inc.	119,428	1,215,777
††	89bio, Inc.	290,598	98,803
#*	Absci Corp.	65,655	510,796
*	AC Immune SA	45,388	99,400
#*	Acadia Healthcare Co., Inc.	204,706	6,063,392

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	ACADIA Pharmaceuticals, Inc.	638,398	$16,515,356
*	Accendra Health, Inc.	131,911	407,605
*	Aclaris Therapeutics, Inc.	91,639	476,523
	Acme United Corp.	16,929	962,583
*	Acumen Pharmaceuticals, Inc.	4,962	10,668
*	AdaptHealth Corp.	568,908	6,144,206
#*	Addus HomeCare Corp.	81,691	9,433,677
#*	ADMA Biologics, Inc.	1,040,157	8,799,728
#††	Aduro Biotech, Inc.	57,164	21,722
#»	Adverum Biotechnologies, Inc.	16,951	13,561
*	Agios Pharmaceuticals, Inc.	257,894	7,741,978
††	Akero Therapeutics, Inc.	77,452	50,344
††	Albireo Pharma, Inc.	36,732	234,350
*	Aldeyra Therapeutics, Inc.	11,716	18,043
*	Align Technology, Inc.	152,920	25,867,947
#*	Alignment Healthcare, Inc.	554,110	8,228,534
*	Aligos Therapeutics, Inc.	3,573	15,114
*	Alkermes PLC	554,918	27,185,433
#*	Allogene Therapeutics, Inc.	665,641	1,251,405
*	Alto Neuroscience, Inc.	12,483	337,915
*	American Well Corp., Class A	15,365	165,174
#*	AMN Healthcare Services, Inc.	170,823	5,744,777
*	Amneal Pharmaceuticals, Inc.	1,235,443	22,633,316
#*	Amphastar Pharmaceuticals, Inc.	210,331	4,194,000
*	Amylyx Pharmaceuticals, Inc.	198,730	4,036,206
#*	AN2 Therapeutics, Inc.	6,193	33,133
*	AnaptysBio, Inc.	70,627	3,768,657
*	AngioDynamics, Inc.	183,958	2,720,739
*	ANI Pharmaceuticals, Inc.	95,887	7,598,086
*	Anika Therapeutics, Inc.	61,098	1,177,969
		Shares	Value†
HEALTH CARE — (Continued)
#*	Annexon, Inc.	374,366	$1,907,395
	Apellis Pharmaceuticals, Inc.	298,315	8,949
*	Arcturus Therapeutics Holdings, Inc.	33,975	195,696
#*	Arcus Biosciences, Inc.	288,104	8,121,652
*	Ardent Health, Inc.	6,313	67,360
#*	ArriVent Biopharma, Inc.	36,714	1,094,811
*	Arrowhead Pharmaceuticals, Inc.	228,078	19,306,803
*	Artiva Biotherapeutics, Inc.	2,634	26,603
#*	Artivion, Inc.	212,934	5,713,019
*	Arvinas, Inc.	196,899	1,581,099
#*	Astrana Health, Inc.	196,149	6,975,058
*	Atea Pharmaceuticals, Inc.	349,976	1,644,887
#*	AtriCure, Inc.	220,013	8,307,691
#*	Aura Biosciences, Inc.	142,403	998,245
*	Avantor, Inc.	1,542,966	21,262,071
*	Aveanna Healthcare Holdings, Inc.	527,583	4,954,004
*	Axogen, Inc.	69,761	2,944,612
*	Azenta, Inc.	30,694	863,422
#	Baxter International, Inc.	726,119	18,995,273
#*	Beam Therapeutics, Inc.	444,512	11,343,946
*	Bicara Therapeutics, Inc.	83,467	2,261,956
*	BioAge Labs, Inc.	81,656	738,170
*	BioLife Solutions, Inc.	213,533	6,679,312
*	BioMarin Pharmaceutical, Inc.	368,423	22,112,748
*	Bio-Rad Laboratories, Inc., Class A	74,151	24,134,667
#*	Biote Corp., Class A	165,086	371,444
	Bio-Techne Corp.	383,259	27,629,141
#*	Bioventus, Inc., Class A	223,321	2,941,138
*	Black Diamond Therapeutics, Inc.	31,762	53,678
*	BrightSpring Health Services, Inc.	308,536	18,422,685
#*	Brookdale Senior Living, Inc.	989,056	14,440,218
#	Bruker Corp.	577,892	36,314,733
#*	Butterfly Network, Inc.	290,375	2,064,566
*	C4 Therapeutics, Inc.	155,589	541,450
#*	Cabaletta Bio, Inc.	301,437	807,851
*	CareCloud, Inc.	74,220	181,097

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	CareDx, Inc.	226,490	$9,899,878
#*	Caribou Biosciences, Inc.	170,883	249,489
*	Castle Biosciences, Inc.	135,065	3,781,820
*	Celldex Therapeutics, Inc.	235,633	8,968,192
*	Century Therapeutics, Inc.	8,854	17,885
#*	Ceribell, Inc.	9,157	161,987
*	Certara, Inc.	35,417	286,878
#*	CG oncology, Inc.	38,643	2,750,995
*	Charles River Laboratories International, Inc.	180,131	41,882,259
	Chemed Corp.	50,232	26,735,982
*††	Chinook Therapeutics, Inc.	363,217	0
*	Climb Bio, Inc.	30,469	362,581
#*	Clover Health Investments Corp.	920,477	3,838,389
*	Coherus Oncology, Inc.	8,977	12,658
#*	Collegium Pharmaceutical, Inc.	145,539	5,150,625
#*	Community Health Systems, Inc.	609,167	1,699,576
	Concentra Group Holdings Parent, Inc.	751,798	23,794,407
	CONMED Corp.	138,051	6,391,761
#*	Contineum Therapeutics, Inc., Class A	26,681	413,289
*	Cooper Cos., Inc.	36,976	2,674,104
*	Corbus Pharmaceuticals Holdings, Inc.	26,811	240,495
#*	Corcept Therapeutics, Inc.	342,265	39,185,920
*	CorVel Corp.	332,327	19,959,560
*	Coya Therapeutics, Inc.	13,107	54,918
*	Crinetics Pharmaceuticals, Inc.	258,249	21,568,956
*	CryoPort, Inc.	133,054	2,007,785
#*	Cullinan Therapeutics, Inc.	142,879	2,357,504
*	Cumberland Pharmaceuticals, Inc.	6,355	42,451
*	CVRx, Inc.	15,865	82,101
*	Cytek Biosciences, Inc.	566,763	2,391,740
*	DaVita, Inc.	201,693	48,424,472
		Shares	Value†
HEALTH CARE — (Continued)
*	Definitive Healthcare Corp.	430,844	$293,965
*	Delcath Systems, Inc.	34,591	422,702
*	Denali Therapeutics, Inc.	679,330	15,638,177
#	Dentsply Sirona, Inc.	864,327	11,556,052
*	Design Therapeutics, Inc.	135,805	1,654,105
#*	Dianthus Therapeutics, Inc.	66,728	7,134,558
#*	Disc Medicine, Inc.	121,648	9,366,896
#*	Dyne Therapeutics, Inc.	386,391	9,729,325
*	Edgewise Therapeutics, Inc.	249,683	9,595,318
#*	Elanco Animal Health, Inc.	1,920,350	50,639,630
*	Electromed, Inc.	45,979	1,872,725
*	Eledon Pharmaceuticals, Inc.	54,836	185,346
	Embecta Corp.	44,500	161,980
#*	Emergent BioSolutions, Inc.	227,480	1,642,406
#*	Enanta Pharmaceuticals, Inc.	64,865	817,299
	Encompass Health Corp.	245,623	27,281,347
*	Enliven Therapeutics, Inc.	177,893	9,750,315
*	Enovis Corp.	16,729	487,650
#	Ensign Group, Inc.	179,867	32,045,105
*	Entrada Therapeutics, Inc.	28,980	196,774
*	Envista Holdings Corp.	705,935	19,279,085
*	Erasca, Inc.	336,298	6,103,809
*	Eton Pharmaceuticals, Inc.	6,203	287,943
*	Exagen, Inc.	3,129	14,174
*	Exelixis, Inc.	422,213	22,389,955
*	EyePoint, Inc.	152,346	1,866,239
*	Fate Therapeutics, Inc.	37,837	92,701
#*	First Tracks Biotherapeutics, Inc.	7,304	321,668
*	Fortrea Holdings, Inc.	286,839	5,498,704
*	Fulcrum Therapeutics, Inc.	157,099	562,414
*	Fulgent Genetics, Inc.	122,950	2,034,823
*	GeneDx Holdings Corp.	17,892	1,164,948
#*	Ginkgo Bioworks Holdings, Inc.	83,804	677,974
*	Glaukos Corp.	15,767	2,628,674

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Globus Medical, Inc., Class A	255,914	$20,163,464
#*	GoodRx Holdings, Inc., Class A	178,421	547,752
#*	GRAIL, Inc.	135,296	9,275,894
*	Guardian Pharmacy Services, Inc., Class A	103,379	4,086,572
*	Gyre Therapeutics, Inc.	9,831	56,528
*	Haemonetics Corp.	202,247	17,300,208
#*	Halozyme Therapeutics, Inc.	496,955	41,018,666
*	Harmony Biosciences Holdings, Inc.	259,135	9,131,917
#*	Harrow, Inc.	148,359	5,751,878
*	Harvard Bioscience, Inc.	258	1,574
#*	HealthEquity, Inc.	367,698	36,994,096
	HealthStream, Inc.	157,793	4,424,516
*	Henry Schein, Inc.	482,739	41,394,736
#*	Hims & Hers Health, Inc.	537,435	14,924,570
*	ICON PLC	25,806	4,220,958
*	ICU Medical, Inc.	99,248	16,724,280
#*	Ideaya Biosciences, Inc.	344,509	12,230,070
*††	IMARA, Inc.	8,795	0
#*	Immunome, Inc.	41,535	945,337
*	Indivior Pharmaceuticals, Inc.	400,307	16,016,283
*	InfuSystem Holdings, Inc.	87,815	802,629
*	Innovage Holding Corp.	50,703	575,986
*	Innoviva, Inc.	323,671	6,787,381
*	Inogen, Inc.	120,640	778,128
*	Insulet Corp.	101,711	16,817,914
*	Integer Holdings Corp.	151,117	18,316,892
*	Integra LifeSciences Holdings Corp.	243,907	4,061,052
#*	Intellia Therapeutics, Inc.	527,817	5,637,086
#*	Iovance Biotherapeutics, Inc.	1,343,615	5,468,513
	iRadimed Corp.	56,183	5,104,787
#*	Ironwood Pharmaceuticals, Inc.	634,531	2,684,066
*	Janux Therapeutics, Inc.	86,270	1,308,716
*	Jazz Pharmaceuticals PLC	234,386	59,266,844
*	Joint Corp.	17,221	142,762
		Shares	Value†
HEALTH CARE — (Continued)
*	Keros Therapeutics, Inc.	4,755	$47,883
*	Kewaunee Scientific Corp.	13,074	467,003
	Kezar Life Sciences, Inc.	1,272	426
*	Kiniksa Pharmaceuticals International PLC	163,842	12,180,014
#*	Kodiak Sciences, Inc.	133,972	5,570,556
#*	Krystal Biotech, Inc.	132,591	45,229,442
*	Kura Oncology, Inc.	268,920	2,422,969
#*	Kymera Therapeutics, Inc.	117,742	12,174,523
*	Kyverna Therapeutics, Inc.	31,215	227,870
#*	Lantheus Holdings, Inc.	308,422	30,731,168
#*	Larimar Therapeutics, Inc.	101,888	389,212
#	LeMaitre Vascular, Inc.	100,480	10,180,634
*	LENSAR, Inc.	35,350	177,104
*	Lexeo Therapeutics, Inc.	232,132	958,705
*	LifeStance Health Group, Inc.	1,421,974	14,902,288
#*	Ligand Pharmaceuticals, Inc.	81,750	23,506,395
#*	Liquidia Corp.	155,169	13,051,265
#*	LivaNova PLC	239,545	19,197,136
*	Lyell Immunopharma, Inc.	10,596	137,112
*	MacroGenics, Inc.	900	3,321
*	Maravai LifeSciences Holdings, Inc., Class A	279,324	1,835,159
#*	MBX Biosciences, Inc.	49,476	3,261,953
*	Medpace Holdings, Inc.	67,896	39,183,461
*	Merit Medical Systems, Inc.	264,473	22,482,850
*††	Merrimack Pharmaceuticals, Inc.	88,364	0
	Mesa Laboratories, Inc.	18,722	1,887,365
#*	MiMedx Group, Inc.	260,427	1,075,564
*	Mineralys Therapeutics, Inc.	90,360	2,305,987
††	Mirati Therapeutics, Inc.	13,386	39,890
*	Molina Healthcare, Inc.	119,954	23,465,401

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Monte Rosa Therapeutics, Inc.	238,343	$3,937,426
*	Myriad Genetics, Inc.	174,173	498,135
#	National HealthCare Corp.	74,683	16,880,598
*	Nautilus Biotechnology, Inc.	108,163	105,675
*	Neogen Corp.	945,876	11,388,347
#*	NeoGenomics, Inc.	298,347	4,561,726
*	Neumora Therapeutics, Inc.	62,855	101,197
*	Neurocrine Biosciences, Inc.	26,850	4,478,580
*	Neurogene, Inc.	2,687	88,375
*	Nexgel, Inc.	152	63
*	Nkarta, Inc.	47,767	99,833
*	Novocure Ltd.	224,434	3,330,601
	NRC Health	100,581	1,962,335
*	Nurix Therapeutics, Inc.	270,890	6,287,357
#*	Nutex Health, Inc.	1,543	227,484
#*	Nuvation Bio, Inc.	184,907	1,170,461
#*	Ocular Therapeutix, Inc.	561,972	4,591,311
*	Olema Pharmaceuticals, Inc.	307,996	3,526,554
#*»	OmniAb, Inc. (2200963D US)	30,196	0
#*»	OmniAb, Inc. (2200964D US)	30,196	0
*	OmniAb, Inc. (OABI UQ)	295,858	585,799
*	Omnicell, Inc.	202,883	7,175,972
*	OnKure Therapeutics, Inc., Class A	2,807	10,723
*††	Opiant Pharmaceuticals, Inc.	18,273	0
*	OptimizeRx Corp.	10,794	65,304
#*	Option Care Health, Inc.	925,945	21,324,513
	Oramed Pharmaceuticals, Inc.	20,632	83,972
#*	OraSure Technologies, Inc.	306,565	1,241,588
#*	Organogenesis Holdings, Inc.	267,854	634,814
	Organon & Co.	388,330	5,261,872
#*	ORIC Pharmaceuticals, Inc.	403,961	4,471,848
*	Orthofix Medical, Inc.	180,783	2,133,239
*	OrthoPediatrics Corp.	112,456	2,270,487
#*	Oruka Therapeutics, Inc.	19,854	1,916,110
		Shares	Value†
HEALTH CARE — (Continued)
*	Outset Medical, Inc.	12,889	$58,903
*	Ovid therapeutics, Inc.	71,948	159,725
*	Pacific Biosciences of California, Inc.	38,386	53,740
#*	Pacira BioSciences, Inc.	191,266	5,051,335
#*	PACS Group, Inc.	259,244	11,927,816
#*††	PDL BioPharma, Inc.	1,354,466	419,884
#*	Pediatrix Medical Group, Inc.	369,648	9,799,368
*	Pennant Group, Inc.	153,506	6,189,362
#*	Penumbra, Inc.	64,949	20,860,969
*	Personalis, Inc.	266,249	3,370,712
#*	Perspective Therapeutics, Inc.	269,566	784,437
	Phibro Animal Health Corp., Class A	91,962	3,340,979
*	Phreesia, Inc.	74,374	798,033
††	Poseida Therapeutics, Inc.	44,685	63,900
#*	Precision BioSciences, Inc.	5,399	37,739
*	Prelude Therapeutics, Inc.	3,449	15,865
#*	Prestige Consumer Healthcare, Inc.	254,874	12,799,772
*	Prime Medicine, Inc.	76,210	222,533
#*	Privia Health Group, Inc.	512,076	12,120,839
*	Procept Biorobotics Corp.	7,378	137,378
*	Pro-Dex, Inc.	21,926	1,284,206
*	Progyny, Inc.	236,705	7,368,627
*	Protalix BioTherapeutics, Inc.	29,948	70,977
*	Protara Therapeutics, Inc.	182,472	715,290
#*	Prothena Corp. PLC	241,752	1,963,026
#*	PTC Therapeutics, Inc.	324	22,035
#*	Puma Biotechnology, Inc.	220,843	1,751,285
#*	Q/C Technologies, Inc.	13,189	34,423
#*	QuidelOrtho Corp.	19,200	321,984
#*	RadNet, Inc.	335,531	21,400,167
*	Rafael Holdings, Inc., Class B	17,033	33,044
*	Rapport Therapeutics, Inc.	91,637	3,755,284
#*	REGENXBIO, Inc.	98,060	950,201
#*	Relay Therapeutics, Inc.	667,465	12,568,366
*	Relmada Therapeutics, Inc.	2,078	11,034

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Repligen Corp.	220,133	$31,040,954
	Revvity, Inc.	81,530	9,173,756
*††	Rexahn Pharmaceuticals, Inc.	246	0
#*	Rezolute, Inc.	157,858	745,090
#*	Rigel Pharmaceuticals, Inc.	16,358	602,138
*	Rocket Pharmaceuticals, Inc.	231,712	720,624
††	Sage Therapeutics, Inc.	81,222	252
*	Sagimet Biosciences, Inc., Class A	101,803	723,819
#*	Sana Biotechnology, Inc.	98,990	309,839
*	Sanara Medtech, Inc.	605	20,485
#*	Sarepta Therapeutics, Inc.	65,453	972,632
#*	Schrodinger, Inc.	77,829	1,178,331
*	Seer, Inc.	9,759	21,665
*	Senseonics Holdings, Inc.	7,458	37,514
*	Sensus Healthcare, Inc.	75,124	218,611
*	Septerna, Inc.	9,043	311,531
#*	Shattuck Labs, Inc.	15,585	110,186
#*	SI-BONE, Inc.	133,515	2,371,226
	SIGA Technologies, Inc.	314,574	1,028,657
*	Sight Sciences, Inc.	43,335	227,942
#*	Simulations Plus, Inc.	16,673	303,949
#*	Solid Biosciences, Inc.	286,700	2,310,802
*	Solventum Corp.	32,920	2,812,685
*	Sonida Senior Living, Inc.	337	13,601
*	Sotera Health Co.	1,081,212	19,310,446
*	Spero Therapeutics, Inc.	10,049	11,757
*	Spruce Biosciences, Inc.	303	12,977
#*	STAAR Surgical Co.	210,879	5,137,012
*	Stoke Therapeutics, Inc.	159,175	4,593,791
*	Strata Critical Medical, Inc.	380,088	1,908,042
*	Supernus Pharmaceuticals, Inc.	257,781	11,504,766
#*	Surgery Partners, Inc.	521,139	8,025,541
#*	Tactile Systems Technology, Inc.	97,858	2,756,660
*	Tango Therapeutics, Inc.	171,167	4,652,319
		Shares	Value†
HEALTH CARE — (Continued)
*	Taysha Gene Therapies, Inc.	68,098	$399,054
*	Tectonic Therapeutic, Inc.	1,512	42,381
#*	Teladoc Health, Inc.	771,644	5,177,731
#	Teleflex, Inc.	195,112	26,673,762
*	Tenax Therapeutics, Inc.	34,147	467,814
*††	Tetraphase Pharmaceuticals, Inc.	2,198	0
#*	TG Therapeutics, Inc.	379,616	19,751,420
*	Theravance Biopharma, Inc.	575	9,695
*††	Third Harmonic Bio, Inc.	16,199	0
*	Tonix Pharmaceuticals Holding Corp.	1,970	19,720
#*	TransMedics Group, Inc.	143,707	10,995,023
#*	Treace Medical Concepts, Inc.	23,933	103,151
*	Trevi Therapeutics, Inc.	16	292
#*	Twist Bioscience Corp.	50,311	4,605,972
#*	Tyra Biosciences, Inc.	54,839	1,748,267
#	U.S. Physical Therapy, Inc.	67,559	5,341,215
#*	UFP Technologies, Inc.	34,525	8,796,280
*	Unicycive Therapeutics, Inc.	10,806	54,138
	Universal Health Services, Inc., Class B	93,815	15,802,199
*	Upstream Bio, Inc.	39,624	250,027
	Utah Medical Products, Inc.	21,622	1,524,783
*	Vanda Pharmaceuticals, Inc.	268,928	1,371,533
*	Varex Imaging Corp.	66,372	742,703
#*	Vaxcyte, Inc.	229,049	12,386,970
#*	Vera Therapeutics, Inc.	139,736	4,485,526
*	Veracyte, Inc.	353,124	16,356,704
*	Vericel Corp.	212,299	9,757,262
††	Verve Therapeutics, Inc.	71,840	133,622
	Viatris, Inc.	483,078	8,482,850
#*	Viking Therapeutics, Inc.	37,875	1,202,153
*	Vir Biotechnology, Inc.	654,896	5,671,399
#*	Viridian Therapeutics, Inc.	325,125	6,151,365

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Voyager Therapeutics, Inc.	220,820	$669,085
*	WaVe Life Sciences Ltd.	381,779	2,103,602
#*	Waystar Holding Corp.	554,889	11,713,707
#*	Xencor, Inc.	155,093	3,134,430
*	Xeris Biopharma Holdings, Inc.	263,438	2,128,579
	XOMA Royalty Corp.	31,320	36,644
#*	Z Squared, Inc.	2,905	13,973
#*	Zenas Biopharma, Inc.	1,238	38,923
*	Zentalis Pharmaceuticals, Inc.	60,603	287,258
#*	Zevra Therapeutics, Inc.	175,736	1,671,249
*	Zymeworks, Inc.	194,463	4,266,518
TOTAL HEALTH CARE			2,229,055,193
INDUSTRIALS — (19.0%)
#*	3D Systems Corp.	309,565	817,252
#	A.O. Smith Corp.	292,876	17,610,634
#	AAON, Inc.	363,612	32,383,285
*	AAR Corp.	182,251	25,522,430
	ABM Industries, Inc.	335,612	16,079,171
#	ACCO Brands Corp.	451,718	1,906,250
	Acuity, Inc.	112,786	37,037,795
	Advanced Drainage Systems, Inc.	197,747	27,384,005
	Aebi Schmidt Holding AG	207,433	2,673,811
	AECOM	176,709	12,791,965
*	AerSale Corp.	63,382	392,968
#	AGCO Corp.	211,297	21,586,102
#	Alamo Group, Inc.	53,945	8,581,571
*	Alaska Air Group, Inc.	444,548	21,093,803
	Albany International Corp., Class A	138,356	10,308,906
*	Allegiant Travel Co.	107,058	10,500,249
	Allegion PLC	56,542	8,899,711
#	Allient, Inc.	94,314	8,248,702
	Allison Transmission Holdings, Inc.	368,705	42,231,471
*	Alpha Pro Tech Ltd.	22,068	108,795
#*	Alta Equipment Group, Inc.	66,019	434,405
#*	Amentum Holdings, Inc.	46,410	1,030,302
#*	Ameresco, Inc., Class A	153,838	3,241,367
*	American Airlines Group, Inc.	2,041,103	31,167,643
*	American Superconductor Corp.	124,381	3,653,070
		Shares	Value†
INDUSTRIALS — (Continued)
*	API Group Corp.	198,810	$7,888,781
	Apogee Enterprises, Inc.	117,279	4,644,248
	Applied Industrial Technologies, Inc.	169,367	58,467,182
	ArcBest Corp.	102,229	14,756,756
#*	Archer Aviation, Inc., Class A	1,253,388	5,815,720
	Arcosa, Inc.	211,501	30,709,945
#	Argan, Inc.	92,323	52,663,809
	Armstrong World Industries, Inc.	193,767	33,843,344
	Astec Industries, Inc.	101,034	5,118,382
#*	Astronics Corp. (ATRO US)	124,184	8,629,546
#*	Astronics Corp. (ATROB US), Class B	72,157	4,980,276
#*	Asure Software, Inc.	113,836	914,103
	Atkore, Inc.	150,151	10,955,017
#	Atmus Filtration Technologies, Inc.	263,176	13,587,777
*	Avalon Holdings Corp., Class A	27,805	71,042
#	AZZ, Inc.	131,230	18,991,606
	Barrett Business Services, Inc.	134,532	5,252,129
*	BlackSky Technology, Inc.	2,882	66,430
#*	Blue Bird Corp.	128,625	9,568,414
*	BlueLinx Holdings, Inc.	37,980	2,059,276
	Boise Cascade Co.	167,901	12,824,278
	Booz Allen Hamilton Holding Corp.	268,482	18,718,565
#*	Bowman Consulting Group Ltd.	39,653	1,064,683
	Brady Corp., Class A	211,319	19,921,042
*	BrightView Holdings, Inc.	360,442	4,700,164
#	Brink's Co.	187,401	22,197,648
*	Broadwind, Inc.	44,561	178,244
*	Builders FirstSource, Inc.	215,630	14,326,457
	BWX Technologies, Inc.	34,641	5,843,937
#*	Byrna Technologies, Inc.	15,691	71,394
*	CACI International, Inc., Class A	58,348	29,042,717
*	Cadeler AS (CDLR US), ADR	13,597	308,788
#	Cadre Holdings, Inc.	143,427	4,421,854
#*	Casella Waste Systems, Inc., Class A	265,320	23,801,857
#*	CBIZ, Inc.	147,443	8,121,160

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CECO Environmental Corp.	286,744	$18,893,562
*	Centuri Holdings, Inc.	291,837	8,124,742
	Chicago Rivet & Machine Co.	3,422	35,589
#*	Cimpress PLC	108,129	10,672,332
#*	Civeo Corp.	31,446	990,863
*	Clean Harbors, Inc.	16,862	5,275,783
#	CNH Industrial NV	270,760	2,775,290
	Columbus McKinnon Corp.	124,884	2,394,026
*	Commercial Vehicle Group, Inc.	146,451	663,423
	CompX International, Inc.	21,289	602,692
#	Concentrix Corp.	10,810	265,926
*	Concrete Pumping Holdings, Inc.	129,089	1,256,036
*	Conduent, Inc.	742,971	1,166,464
#*	Construction Partners, Inc., Class A	149,610	15,462,193
	Copa Holdings SA, Class A	116,054	16,389,146
*	Core & Main, Inc., Class A	390,539	17,172,000
*	Costamare Bulkers Holdings Ltd.	106,167	2,076,627
	Costamare, Inc.	530,834	8,270,394
	Covenant Logistics Group, Inc.	92,120	3,272,102
#	CRA International, Inc.	37,391	6,694,111
	Crane Co.	168,847	36,042,081
#	CSW Industrials, Inc.	74,746	23,838,742
#*	Custom Truck One Source, Inc.	370,190	3,757,428
#	Deluxe Corp.	194,612	5,034,612
#*	Distribution Solutions Group, Inc.	160,128	5,535,625
*	DNOW, Inc.	819,239	11,567,655
	Donaldson Co., Inc.	264,070	24,885,957
	Douglas Dynamics, Inc.	105,032	4,635,062
*	Ducommun, Inc.	80,545	14,419,166
*	DXP Enterprises, Inc.	117,535	18,455,346
*	Dycom Industries, Inc.	70,140	28,131,050
	Eastern Co.	30,684	727,824
#*	Energy Recovery, Inc.	92,846	803,118
	Enerpac Tool Group Corp.	282,313	10,089,867
#	EnerSys	172,200	32,037,810
	Ennis, Inc.	152,005	3,313,709
	Enpro, Inc.	110,763	34,770,721
*	Enviri Corp.	107,286	2,379,603
#	Esab Corp.	242,219	20,959,210
	ESCO Technologies, Inc.	153,497	48,396,069
		Shares	Value†
INDUSTRIALS — (Continued)
	Espey Mfg. & Electronics Corp.	8,964	$530,400
*	Everus Construction Group, Inc.	202,572	25,408,606
	EVI Industries, Inc.	18,517	260,534
*	ExlService Holdings, Inc.	723,520	24,549,034
	Exponent, Inc.	225,698	15,087,911
#	Federal Signal Corp.	271,135	33,878,318
#*	First Advantage Corp.	336,685	6,679,830
#	Flowserve Corp.	493,423	37,495,214
#*	Fluence Energy, Inc.	23,635	329,236
*	Fluor Corp.	622,038	31,207,646
	Fortune Brands Innovations, Inc.	488,948	24,085,578
*	Franklin Covey Co.	59,861	1,284,018
	Franklin Electric Co., Inc.	201,108	21,060,030
*	FreightCar America, Inc.	26,943	214,736
#*	Frontier Group Holdings, Inc.	492,426	3,323,875
#	FTAI Infrastructure, Inc.	15,627	58,289
*	FTI Consulting, Inc.	153,825	24,516,628
*	FuelCell Energy, Inc.	25,497	550,990
*	Gates Industrial Corp. Ltd.	949,520	26,567,570
	GATX Corp.	221,432	39,607,542
	Genco Shipping & Trading Ltd.	191,682	4,895,558
*	Gencor Industries, Inc.	113,025	1,609,476
*	Generac Holdings, Inc.	180,807	35,638,868
	Genpact Ltd.	634,057	22,299,785
#*	Gibraltar Industries, Inc.	130,347	5,508,464
	Global Industrial Co.	169,605	6,061,683
	Gorman-Rupp Co.	232,465	18,873,833
	Graco, Inc.	132,677	10,531,900
#*	Graham Corp.	46,677	4,476,324
#	Granite Construction, Inc.	197,929	23,943,471
	Greenbrier Cos., Inc.	137,801	6,786,699
	Griffon Corp.	209,826	18,080,706
*	GXO Logistics, Inc.	438,473	21,993,806
#*	Hayward Holdings, Inc.	830,471	12,565,026
*	Healthcare Services Group, Inc.	301,997	7,036,530
	Heartland Express, Inc.	279,899	3,423,165
	Helios Technologies, Inc.	146,434	11,408,673
#	Herc Holdings, Inc.	152,656	22,919,772
#	Hexcel Corp.	297,281	30,605,079

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hillman Solutions Corp.	736,784	$5,798,490
#	HNI Corp.	298,394	13,430,714
	Hub Group, Inc., Class A	273,883	12,743,776
*	Hudson Technologies, Inc.	194,008	1,171,808
	Huntington Ingalls Industries, Inc.	78,437	25,605,759
*	Hurco Cos., Inc.	27,089	564,535
*	Huron Consulting Group, Inc.	129,554	19,662,411
*	Hyliion Holdings Corp.	94,681	337,064
#	Hyster-Yale, Inc.	64,357	2,151,455
*	IBEX Holdings Ltd.	52,693	1,862,171
	ICF International, Inc.	78,040	6,314,997
#*	IES Holdings, Inc.	159,581	118,814,438
*	Innodata, Inc.	119,847	7,529,987
*	Innovative Solutions & Support, Inc.	72,076	1,318,270
#	Insperity, Inc.	110,900	5,612,649
	Insteel Industries, Inc.	97,907	3,000,850
	Interface, Inc.	254,890	8,732,531
#*	Janus International Group, Inc.	257,944	1,323,253
	JBT Marel Corp.	2,154	298,264
#*	JetBlue Airways Corp.	1,608,230	9,697,627
#	Kadant, Inc.	52,369	16,103,467
	Karat Packaging, Inc.	34,456	1,386,509
#*	Karman Holdings, Inc.	212,448	10,229,371
	KBR, Inc.	78,444	2,871,835
	Kelly Services, Inc., Class A	46,653	692,331
	Kennametal, Inc.	429,084	14,575,983
	Kforce, Inc.	98,610	5,598,090
*	Kirby Corp.	237,954	31,205,288
	Knight-Swift Transportation Holdings, Inc.	558,570	38,837,372
	Korn Ferry	232,158	19,099,639
#*	Kratos Defense & Security Solutions, Inc.	487,822	22,732,505
*	L.B. Foster Co., Class A	46,837	1,926,406
	Landstar System, Inc.	115,497	20,185,411
#*	Legalzoom.com, Inc.	719,786	5,664,716
	Leonardo DRS, Inc.	362,867	16,710,025
#*	Limbach Holdings, Inc.	51,354	3,682,082
#	Lindsay Corp.	47,649	5,280,462
*	Liquidity Services, Inc.	297,145	11,582,712
#*	Loar Holdings, Inc.	179,498	12,286,638
	Louisiana-Pacific Corp.	309,471	22,414,985
		Shares	Value†
INDUSTRIALS — (Continued)
#	LSI Industries, Inc.	171,351	$4,007,900
	Luxfer Holdings PLC	51,281	873,315
*	Lyft, Inc., Class A	1,641,197	26,029,384
*	Manitowoc Co., Inc.	155,376	2,151,958
	ManpowerGroup, Inc.	42,174	2,210,761
	Marten Transport Ltd.	485,438	7,179,628
*	Mastech Digital, Inc.	67,197	521,449
#*	Masterbrand, Inc.	926,998	7,647,733
*	Matrix Service Co.	120,001	1,392,012
#	Matson, Inc.	145,659	29,509,057
	Maximus, Inc.	224,041	13,498,470
*	Mayville Engineering Co., Inc.	55,052	1,413,185
	McGrath RentCorp	109,449	12,603,052
#*	Mercury Systems, Inc.	260,896	25,333,002
*	Middleby Corp.	181,259	24,212,577
*	Midera Food Processing, Inc.	181,259	8,691,369
	Miller Industries, Inc.	58,636	2,949,391
#	MillerKnoll, Inc.	266,436	6,000,139
*	Mistras Group, Inc.	136,415	2,074,872
*	Modine Manufacturing Co.	150,027	30,164,429
	Moog, Inc., Class A	175,955	68,596,057
	MSA Safety, Inc.	174,798	33,258,815
	MSC Industrial Direct Co., Inc., Class A	227,692	28,097,193
	Mueller Industries, Inc.	593,631	39,423,035
	Mueller Water Products, Inc., Class A	696,762	17,586,273
*	MYR Group, Inc.	69,262	23,079,484
	National Presto Industries, Inc.	30,651	3,721,644
#*	Nextpower, Inc., Class A	233,890	21,019,694
	NL Industries, Inc.	130,296	747,899
*	NPK International, Inc.	400,351	5,000,384
*	NWPX Infrastructure, Inc.	57,461	7,072,300
	Omega Flex, Inc.	23,801	701,177
*	Onterris, Inc.	16,992	356,662
*	OPENLANE, Inc.	476,291	18,937,330
*	Optex Systems Holdings, Inc.	657	7,418
*	Orion Group Holdings, Inc.	165,341	1,617,035
	Oshkosh Corp.	236,337	33,656,752
#	Owens Corning	144,092	20,014,379
*	PAMT Corp.	145,219	2,340,204
	Pangaea Logistics Solutions Ltd.	176,779	1,345,288
	Park Aerospace Corp.	86,699	2,939,096
	Park-Ohio Holdings Corp.	57,867	2,310,629

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Parsons Corp.	390,331	$17,256,534
	Paycom Software, Inc.	107,623	17,645,867
*	Paylocity Holding Corp.	158,777	21,894,554
*»	Pegasus Cos., Inc. PEGX US	30	2,048
	Pentair PLC	153,205	10,025,735
#*	Perma-Fix Environmental Services, Inc.	34,004	564,466
*	Perma-Pipe International Holdings, Inc.	34,325	828,949
*	Pioneer Power Solutions, Inc.	22,466	65,376
#	Pitney Bowes, Inc.	497,432	8,719,983
#*	Planet Labs PBC	502,402	10,289,193
#*	Plug Power, Inc.	1,849,468	3,809,904
#	Powell Industries, Inc.	269,907	56,324,193
*	Power Solutions International, Inc.	2,271	62,702
#	Preformed Line Products Co.	32,244	11,510,463
	Primoris Services Corp.	257,629	21,746,464
*	Proto Labs, Inc.	106,063	7,960,028
	Quad/Graphics, Inc.	161,068	1,673,497
#	Quanex Building Products Corp.	144,956	2,586,015
#*	QXO, Inc.	779,303	10,364,730
*	Radiant Logistics, Inc.	295,490	2,434,838
*	RBC Bearings, Inc.	5,739	3,163,968
#*	RCM Technologies, Inc.	34,631	979,711
	Regal Rexnord Corp.	132,940	27,283,276
*	Resideo Technologies, Inc.	590,428	20,251,680
	Resources Connection, Inc.	21,400	93,518
#	Robert Half, Inc.	9,762	369,004
#	Rush Enterprises, Inc. (RUSHA US), Class A	367,756	29,343,251
	Rush Enterprises, Inc. (RUSHB US), Class B	103,231	8,024,146
#*	RXO, Inc.	369,007	7,472,392
	Ryder System, Inc.	70,133	17,983,504
*	Saia, Inc.	59,922	20,830,685
	Schneider National, Inc., Class B	353,910	12,648,743
#	Science Applications International Corp.	191,475	22,427,467
	Sensata Technologies Holding PLC	528,729	24,474,865
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Shoals Technologies Group, Inc., Class A	607,585	$5,310,293
#*	SIFCO Industries, Inc.	12,885	332,175
	Simpson Manufacturing Co., Inc.	186,014	34,922,268
*	SiteOne Landscape Supply, Inc.	155,550	14,690,142
*	SkyWest, Inc.	180,562	19,314,717
*	SPX Technologies, Inc.	210,060	46,133,377
*	StandardAero, Inc.	279,166	8,182,355
#	Standex International Corp.	66,322	19,664,473
#	Stanley Black & Decker, Inc.	245,425	23,212,296
*	Sunrun, Inc.	996,721	9,777,833
#	TaskUS, Inc., Class A	82,370	499,986
*	Taylor Devices, Inc.	3,544	181,914
*	Team, Inc.	5,530	96,222
	Tecnoglass Holdings, Inc.	152,350	6,618,084
#	Tennant Co.	81,575	6,854,747
	Terex Corp.	516,993	32,487,840
	Tetra Tech, Inc.	740,438	24,552,924
#*	TIC Solutions, Inc.	544,920	3,983,365
	Timken Co.	319,569	43,956,716
*	Titan International, Inc.	284,086	2,051,101
*	Titan Machinery, Inc.	104,471	1,774,962
	Toro Co.	272,799	25,062,044
#*	Transcat, Inc.	41,134	3,511,610
	TransUnion	9,718	764,029
*	Trex Co., Inc.	423,673	18,370,461
	TriNet Group, Inc.	193,279	12,723,557
	Trinity Industries, Inc.	377,425	11,790,757
*	TrueBlue, Inc.	95,437	675,694
	Tutor Perini Corp.	274,287	22,971,536
	Twin Disc, Inc.	44,950	1,025,310
	UFP Industries, Inc.	268,583	23,296,889
*	U-Haul Holding Co. (UHAL US)	41,530	2,944,892
	U-Haul Holding Co. (UHAL/B US)	137,820	8,624,776
*	Ultralife Corp.	77,993	404,784
	UniFirst Corp.	66,958	19,617,355
#	Universal Logistics Holdings, Inc.	119,639	1,600,770
#*	Upwork, Inc.	566,705	5,191,018
*	V2X, Inc.	126,303	11,397,583
	Valmont Industries, Inc.	91,386	44,020,636
*	Verra Mobility Corp.	648,933	3,432,856
*	Vestis Corp.	119,294	1,724,991
*	Vicor Corp.	133,022	27,584,772
	Virco Mfg. Corp.	6,276	37,970

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	VSE Corp.	89,389	$17,376,328
	Wabash National Corp.	291,843	3,665,548
	Watts Water Technologies, Inc., Class A	121,950	42,169,090
#	Werner Enterprises, Inc.	328,793	12,303,434
	WESCO International, Inc.	153,587	52,755,599
*	Willdan Group, Inc.	55,140	3,778,744
#	Willis Lease Finance Corp.	96,144	6,857,952
#	WillScot Holdings Corp.	601,229	14,597,840
	Worthington Enterprises, Inc.	224,958	12,644,889
#*	Xometry, Inc., Class A	73,599	6,308,906
#	Zurn Elkay Water Solutions Corp., Class C	496,367	25,071,497
TOTAL INDUSTRIALS			4,037,143,956
INFORMATION TECHNOLOGY — (11.2%)
*	8x8, Inc.	122,325	232,418
*	908 Devices, Inc.	30,370	243,264
#	A10 Networks, Inc.	319,888	9,459,088
*	ACCESS Newswire, Inc.	11,217	73,920
#*	ACI Worldwide, Inc.	517,744	29,682,264
*	ACM Research, Inc., Class A	181,175	14,216,802
#	Adeia, Inc.	481,661	12,836,266
*	ADTRAN Holdings, Inc.	296,334	2,521,802
	Advanced Energy Industries, Inc.	167,459	48,482,730
*	Agilysys, Inc.	102,554	10,784,579
#*	Alarm.com Holdings, Inc.	229,503	12,565,289
#*	Alithya Group, Inc., Class A	46,354	36,564
#*	Alkami Technology, Inc.	87,026	1,581,262
#*	Allegro MicroSystems, Inc.	619,763	25,720,164
#*	Alpha & Omega Semiconductor Ltd.	132,838	4,216,278
#*	Ambarella, Inc.	161,916	13,924,776
#	Amdocs Ltd.	314,894	17,545,894
	Amkor Technology, Inc.	607,527	30,297,371
*	AmpliTech Group, Inc.	68,643	319,190
*	Amplitude, Inc., Class A	204,764	1,818,304
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Amtech Systems, Inc.	78,288	$1,200,938
#*	Appfolio, Inc., Class A	75,244	13,558,216
#*	Applied Optoelectronics, Inc.	125,632	11,849,610
#*	Arlo Technologies, Inc.	148,355	2,183,786
*	Arrow Electronics, Inc.	211,020	45,700,601
*	AstroNova, Inc.	35,679	1,032,907
#*	Aurora Innovation, Inc.	2,648,971	17,085,863
*	AvePoint, Inc.	845,004	11,010,402
*	Aviat Networks, Inc.	35,094	718,725
	Avnet, Inc.	454,132	40,345,087
*	Aware, Inc.	28,531	34,237
#*	Axcelis Technologies, Inc.	142,884	18,629,216
#*	AXT, Inc.	39,270	2,373,086
*	Backblaze, Inc., Class A	160,994	2,208,838
#	Badger Meter, Inc.	130,983	17,597,566
	Bel Fuse, Inc. (BELFA US), Class A	10,147	2,264,100
#	Bel Fuse, Inc. (BELFB US), Class B	48,977	13,320,275
#	Belden, Inc.	227,715	28,248,046
	Benchmark Electronics, Inc.	158,610	12,652,320
#	Bentley Systems, Inc., Class B	299,267	10,606,022
*	Bill Holdings, Inc.	434,685	19,617,334
*	BK Technologies Corp.	17,076	1,366,080
#*	Blackbaud, Inc.	114,759	4,911,685
*	BlackLine, Inc.	11,919	374,257
#*	Box, Inc., Class A	691,511	21,817,172
#*	Braze, Inc., Class A	359,516	8,959,139
*	Calix, Inc.	250,264	8,984,478
*	CCC Intelligent Solutions Holdings, Inc.	501,694	3,055,316
*	Cerence, Inc.	93,670	798,068
*	CEVA, Inc.	121,989	3,982,941
#*	Cipher Digital, Inc.	1,068,091	23,839,791
*	Cirrus Logic, Inc.	228,130	29,508,615
#*	Cleanspark, Inc.	1,058,778	14,568,785
	Clear Secure, Inc., Class A	359,737	19,871,872
#*	Clearfield, Inc.	59,981	1,815,025
#	Climb Global Solutions, Inc.	82,148	2,202,388
*	Coda Octopus Group, Inc.	8,061	81,739
	Cognex Corp.	515,901	33,657,381
#*	Cohu, Inc.	210,441	10,099,064
*	Commvault Systems, Inc.	172,343	20,302,005

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Comtech Telecommunications Corp.	38,946	$65,429
#*	Consensus Cloud Solutions, Inc.	77,296	2,813,574
#*	Corsair Gaming, Inc.	138,708	1,471,692
#*	CPS Technologies Corp.	23,724	92,998
#	Crane NXT Co.	243,490	12,649,305
*	Crexendo, Inc.	49,546	340,876
*	CS Disco, Inc.	130,576	509,246
	CSP, Inc.	50,132	396,544
	CTS Corp.	140,018	8,977,954
*	CVD Equipment Corp.	8,212	59,209
#*	Daily Journal Corp.	6,051	3,552,542
#*	Daktronics, Inc.	219,140	4,332,398
*	Data I/O Corp.	31,665	89,929
#*	Diebold Nixdorf, Inc.	126,862	9,335,775
*	Digi International, Inc.	191,295	13,337,087
*	Digital Turbine, Inc.	431,735	3,479,784
#*	DigitalOcean Holdings, Inc.	349,636	41,082,230
*	Diodes, Inc.	208,280	17,145,610
*	Docusign, Inc.	366,897	20,116,963
	Dolby Laboratories, Inc., Class A	243,904	14,343,994
*	Dropbox, Inc., Class A	721,056	23,477,583
#*	DXC Technology Co.	286,424	3,219,406
#*	Dynatrace, Inc.	369,539	16,377,968
*	Eastman Kodak Co.	366,809	3,081,196
*	eGain Corp.	121,667	829,769
*	Elastic NV	130,078	8,557,832
#*	Enphase Energy, Inc.	476,526	17,888,786
#*	EPAM Systems, Inc.	179,370	18,934,297
#	ePlus, Inc.	118,361	10,937,740
*	Everforth, Inc.	195,433	5,558,115
#*	Everspin Technologies, Inc.	80,257	1,166,134
#*	Fastly, Inc., Class A	657,173	14,891,540
*	Five9, Inc.	245,074	6,741,986
*	FormFactor, Inc.	342,769	36,402,068
*	Frequency Electronics, Inc.	43,447	2,518,623
*	Freshworks, Inc., Class A	791,415	8,986,517
#	Gen Digital, Inc.	412,489	11,322,823
*	Gitlab, Inc., Class A	114,210	3,941,387
#*	Grid Dynamics Holdings, Inc.	122,938	847,043
*	GSI Technology, Inc.	26,333	147,728
#*	Guidewire Software, Inc.	68,889	10,466,995
	Hackett Group, Inc.	192,896	2,067,845
*	Harmonic, Inc.	504,628	5,828,453
#*	Hut 8 Corp. (HUT US)	6,871	739,526
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	I3 Verticals, Inc., Class A	97,769	$2,059,015
*	Ichor Holdings Ltd.	156,678	11,793,153
#*	indie Semiconductor, Inc., Class A	227,951	736,282
	Information Services Group, Inc.	186,455	775,653
#*	Inseego Corp.	40,720	286,262
*	Insight Enterprises, Inc.	142,847	18,417,264
*	Intapp, Inc.	9,928	324,546
*	Intellicheck, Inc.	7,013	25,317
*	Intelligent Protection Management Corp.	3,698	6,656
#	InterDigital, Inc.	166,317	50,697,580
*	inTEST Corp.	57,279	707,396
#*	IPG Photonics Corp.	188,729	16,053,289
#*	Itron, Inc.	206,302	20,560,057
*	JFrog Ltd.	164,938	13,160,403
*	Key Tronic Corp.	48,645	191,661
*	Kimball Electronics, Inc.	107,714	2,663,767
#*	Klaviyo, Inc., Class A	430,794	7,685,365
#*	Knowles Corp.	497,617	18,207,806
	Kulicke & Soffa Industries, Inc.	214,318	19,117,166
*	KVH Industries, Inc.	112,689	1,043,500
#*	Kyndryl Holdings, Inc.	980,489	13,285,626
*	Lantronix, Inc.	175,793	945,766
*	LGL Group, Inc.	15,751	108,682
#*	Life360, Inc.	31,351	1,694,522
	Littelfuse, Inc.	87,473	38,674,437
*	Magnachip Semiconductor Corp.	156,700	510,842
*	Manhattan Associates, Inc.	118,055	22,591,005
#*	MARA Holdings, Inc.	1,327,323	15,025,296
#	Methode Electronics, Inc.	157,402	2,202,054
#*	Mirion Technologies, Inc.	941,381	14,101,887
*	Mitek Systems, Inc.	200,687	3,351,473
*	M-Tron Industries, Inc.	10,936	900,908
*	N-able, Inc.	272,317	1,274,444
	Napco Security Technologies, Inc.	157,487	5,839,618
#*	Navitas Semiconductor Corp.	228,563	2,482,194
#*	nCino, Inc.	516,664	9,537,617
#*	NCR Voyix Corp.	44,673	369,446
*	NETGEAR, Inc.	129,326	3,124,516
*	NetScout Systems, Inc.	324,714	13,206,118
	Network-1 Technologies, Inc.	135,577	219,635

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	nLight, Inc.	152,641	$10,501,701
#*	Novanta, Inc.	159,966	22,803,153
*	Nutanix, Inc., Class A	358,756	21,170,192
	NVE Corp.	21,567	2,507,595
*	One Stop Systems, Inc.	36,302	443,973
#	OneSpan, Inc.	166,883	2,583,349
*	Onto Innovation, Inc.	61,123	15,805,185
*	Ooma, Inc.	91,785	1,996,324
#*	Optical Cable Corp.	42,076	625,249
#*	OSI Systems, Inc.	77,783	17,220,378
#*	Ouster, Inc.	11,419	445,455
*	PagerDuty, Inc.	160,477	1,697,847
	PC Connection, Inc.	118,258	9,900,560
*	PDF Solutions, Inc.	174,058	8,022,333
#	Pegasystems, Inc.	584,470	17,855,558
#*	Penguin Solutions, Inc.	233,810	12,305,420
*	Photronics, Inc.	268,386	8,129,412
*	Plexus Corp.	140,129	35,220,023
#*	Porch Group, Inc.	504,509	7,290,155
#	Power Integrations, Inc.	251,163	15,248,106
#*	Powerfleet, Inc. NJ	596,092	2,336,681
#*	Procore Technologies, Inc.	195,839	10,726,102
#*	Progress Software Corp.	194,955	7,913,223
#*	Q2 Holdings, Inc.	235,647	14,343,833
*	Qorvo, Inc.	290,304	26,292,833
#*	Qualys, Inc.	161,547	23,383,928
	Ralliant Corp.	229,124	14,977,836
*	Rambus, Inc.	448,976	40,870,285
*	Red Violet, Inc.	45,088	3,128,205
*	RF Industries Ltd.	34,076	419,816
*	Ribbon Communications, Inc.	777,218	1,663,247
	Richardson Electronics Ltd.	55,605	1,017,015
#*	Rimini Street, Inc.	95,360	458,682
#	RingCentral, Inc., Class A	305,210	16,975,780
#*	Riot Platforms, Inc.	1,615,534	32,585,321
*	Rogers Corp.	82,657	10,205,660
#*	SailPoint, Inc.	361,641	6,064,720
*	Sanmina Corp.	258,701	48,004,558
*»	Sapiens International Corp. NV	21,554	937,599
*	ScanSource, Inc.	116,160	6,576,979
*	Semtech Corp.	110,351	13,001,555
*	SentinelOne, Inc., Class A	1,246,177	23,752,134
*††	Silicon Graphics, Inc.	146	0
*	Silicon Laboratories, Inc.	90,262	19,631,985
*	Silvaco Group, Inc.	14,655	114,016
*	SiTime Corp.	69	36,929
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	SkyWater Technology, Inc.	85,873	$2,814,917
#	Skyworks Solutions, Inc.	437,500	27,247,500
#*	SolarEdge Technologies, Inc.	98,139	4,043,327
*	SoundThinking, Inc.	7,383	57,218
#*	Sprinklr, Inc., Class A	363,158	2,309,685
#*	SPS Commerce, Inc.	107,194	7,866,968
»	SRAX, Inc.	70,653	7,065
#*	Synaptics, Inc.	171,987	18,457,645
	TD SYNNEX Corp.	83,032	21,231,282
*	Telos Corp.	288,474	1,280,825
*	Tenable Holdings, Inc.	284,159	9,274,950
#*	Teradata Corp.	402,374	12,469,570
*	TransAct Technologies, Inc.	9,470	49,055
*	Trimble, Inc.	138,920	7,860,094
#*	Trio-Tech International	25,480	254,290
*	TSS, Inc.	6,239	61,891
*	TTM Technologies, Inc.	568,946	65,679,126
*	Turtle Beach Corp.	75,602	926,124
*	Twilio, Inc., Class A	25	4,934
*	Tyler Technologies, Inc.	10,000	3,096,000
#*	UiPath, Inc., Class A	1,861,951	23,758,495
*	Ultra Clean Holdings, Inc.	147,335	12,274,479
#*	Unisys Corp.	187,501	538,128
*	Unity Software, Inc.	534,729	16,956,257
#	Universal Display Corp.	189,808	15,215,009
#*	Veeco Instruments, Inc.	271,273	13,563,650
#*	Vertex, Inc., Class A	43,338	559,494
*	Viant Technology, Inc., Class A	47,510	559,193
#*	Viasat, Inc.	240,376	18,492,126
*	Viavi Solutions, Inc.	696,900	25,750,455
#	Vishay Intertechnology, Inc.	558,686	19,118,235
*	Vishay Precision Group, Inc.	54,589	5,024,917
#	Vistance Networks, Inc.	838,602	9,845,187
#	Vontier Corp.	579,542	18,620,684
#*	WidePoint Corp.	25,315	257,454
*	Xperi, Inc.	207,727	1,601,575
*	Yext, Inc.	469,165	2,561,641
*	Zebra Technologies Corp., Class A	74,923	22,013,876

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Zeta Global Holdings Corp., Class A	847,744	$18,311,270
TOTAL INFORMATION TECHNOLOGY			2,369,279,405
MATERIALS — (4.3%)
	AdvanSix, Inc.	114,634	2,299,558
	Alcoa Corp.	555,778	25,154,512
#*	Alpha Metallurgical Resources, Inc.	57,734	7,918,795
*	Alto Ingredients, Inc.	165,762	789,027
#*	American Battery Technology Co.	296,207	619,073
*	American Vanguard Corp.	128,602	307,359
*	Ampco-Pittsburgh Corp.	11,324	91,045
	AptarGroup, Inc.	142,090	19,034,376
	Ardagh Metal Packaging SA	1,090,908	5,159,995
*	Arq, Inc.	98,429	193,905
*	Ascent Industries Co.	43,974	680,278
	Ashland, Inc.	200,571	14,563,460
*	Aspen Aerogels, Inc.	121,715	563,540
	Avery Dennison Corp.	107,735	18,285,862
	Avient Corp.	407,056	14,784,274
*	Axalta Coating Systems Ltd.	849,364	30,415,725
	Balchem Corp.	146,242	24,503,578
#	Cabot Corp.	265,626	23,380,401
#	Caledonia Mining Corp. PLC	60,080	1,104,871
	Celanese Corp.	269,065	12,032,587
*	Century Aluminum Co.	414,877	18,574,043
	Chemours Co.	608,405	10,105,607
*	Clearwater Paper Corp.	88,038	1,851,439
*	Cleveland-Cliffs, Inc.	2,316,144	26,681,979
	Coeur Mining, Inc. CDE US	434,407	6,477,008
	Commercial Metals Co.	507,959	34,906,943
*	Compass Minerals International, Inc.	178,063	5,224,368
*	Core Molding Technologies, Inc.	41,022	966,478
	Crown Holdings, Inc.	300,968	35,469,079
#*	Dakota Gold Corp.	243,483	1,105,413
#	Eagle Materials, Inc.	119,717	24,534,802
	Eastman Chemical Co.	311,154	21,765,222
*	Ecovyst, Inc.	505,470	6,095,968
	Element Solutions, Inc.	152,670	5,607,569
	Ferroglobe PLC	408,602	1,299,354
#*	Flotek Industries, Inc.	125,515	2,954,623
		Shares	Value†
MATERIALS — (Continued)
	Fortitude Gold Corp.	179,751	$859,210
	Friedman Industries, Inc.	62,791	2,087,801
	Greif, Inc. (GEF US), Class A	149,487	12,938,100
#	Greif, Inc. (GEF/B US), Class B	23,507	2,550,039
#	Hawkins, Inc.	97,378	12,467,305
	HB Fuller Co.	240,782	13,315,245
#	Hecla Mining Co.	2,720,675	38,415,931
	Huntsman Corp.	752,947	7,348,763
*	Idaho Strategic Resources, Inc.	3,352	94,091
*	Ingevity Corp.	153,922	11,253,237
	Innospec, Inc.	109,683	9,430,544
*	Intrepid Potash, Inc.	58,815	1,997,357
#*	Ivanhoe Electric, Inc.	187,261	1,713,438
	Kaiser Aluminum Corp.	71,987	11,494,884
*	Knife River Corp.	232,069	16,980,489
#	Koppers Holdings, Inc.	87,080	4,268,662
	Kronos Worldwide, Inc.	294,842	1,774,949
*	LSB Industries, Inc.	317,727	3,456,870
*	Magnera Corp.	40,694	539,196
	Materion Corp.	96,495	20,345,006
	Mativ Holdings, Inc.	233,984	2,042,680
#*	McEwen, Inc.	264,273	4,569,280
*	Metallus, Inc.	237,776	4,784,053
	Minerals Technologies, Inc.	141,586	10,794,517
	Mosaic Co.	1,155,564	25,561,076
#*	MP Materials Corp.	568,716	23,527,781
	Myers Industries, Inc.	165,232	5,644,325
	NewMarket Corp.	35,108	29,847,417
*	Nexa Resources SA	127,055	1,632,657
	Northern Technologies International Corp.	41,167	330,159
*	O-I Glass, Inc.	682,431	4,879,382
	Olin Corp.	507,374	9,391,493
	Orion SA	96,932	654,291
*	Perimeter Solutions, Inc.	450,081	13,776,979
#	Quaker Chemical Corp.	72,316	11,608,164
#*	Ramaco Resources, Inc. (METC US), Class A	248,690	2,280,487
*	Ramaco Resources, Inc. (METCB US), Class B	12,091	78,712
*	Ranpak Holdings Corp.	329,906	1,689,119
*	Rayonier Advanced Materials, Inc.	300,348	2,688,115
††	Resolute Forest Products, Inc.	595,780	158,656

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Royal Gold, Inc.	11,520	$2,284,992
	RPM International, Inc.	24,626	2,636,706
	Ryerson Holding Corp.	258,815	7,192,469
#	Scotts Miracle-Gro Co.	221,558	14,551,929
	Sensient Technologies Corp.	188,820	23,351,369
	Silgan Holdings, Inc.	543,152	21,715,217
*	Smith-Midland Corp.	13,502	366,377
	Solstice Advanced Materials, Inc.	197,948	11,910,531
#	Sonoco Products Co.	376,157	21,200,209
	Stepan Co.	105,330	6,755,866
	SunCoke Energy, Inc.	379,762	3,220,382
#	Sylvamo Corp.	158,159	5,916,728
*	Tredegar Corp.	154,125	1,169,809
	TriMas Corp.	181,385	7,242,703
#	Trinseo PLC	2,787	5
#	Tronox Holdings PLC	329,057	1,921,693
	U.S. Lime & Minerals, Inc.	132,855	14,653,907
#	Warrior Met Coal, Inc.	204,242	16,218,857
#	Westlake Corp.	105,734	7,454,247
#	Worthington Steel, Inc.	226,400	8,152,664
TOTAL MATERIALS			912,689,236
REAL ESTATE — (0.5%)
#	AGNT, Inc.	165,622	670,769
*	AMREP Corp.	13,793	320,549
*	CKX Lands, Inc.	5,107	55,360
#*	Compass, Inc., Class A	37,510	427,239
#*	Comstock Holding Cos., Inc.	31,929	450,199
#*	Cushman & Wakefield Ltd.	945,550	12,689,281
*	Douglas Elliman, Inc.	243,317	411,206
*	Five Point Holdings LLC, Class A	105,036	545,137
*	Forestar Group, Inc.	211,482	5,953,218
#*	FRP Holdings, Inc.	161,708	3,609,323
*	Howard Hughes Holdings, Inc.	212,871	13,606,714
*	Jones Lang LaSalle, Inc.	4,900	1,739,647
*»	JW Mays, Inc.	200	7,847
	Marcus & Millichap, Inc.	173,912	5,347,794
*	Maui Land & Pineapple Co., Inc.	48,452	840,158
	Newmark Group, Inc., Class A	642,786	9,638,576
		Shares	Value†
REAL ESTATE — (Continued)
#*	Opendoor Technologies, Inc.	3,419,091	$12,889,973
*	RE/MAX Holdings, Inc., Class A	50,993	461,997
#	RMR Group, Inc., Class A	34,088	649,036
*	Seaport Entertainment Group, Inc.	43,708	1,146,461
	St. Joe Co.	259,783	16,168,894
*	Star Holdings	6,852	64,203
*	Stratus Properties, Inc.	16,839	330,044
*	Tejon Ranch Co.	121,107	2,050,342
*	Zillow Group, Inc. (Z US), Class C	340,123	11,584,589
#*	Zillow Group, Inc. (ZG US), Class A	95,018	3,296,174
TOTAL REAL ESTATE			104,954,730
UTILITIES — (2.5%)
	AES Corp.	1,902,411	27,927,393
	American States Water Co.	171,522	14,689,144
	Artesian Resources Corp., Class A	58,594	2,012,704
	Avista Corp.	364,578	14,747,180
#	Black Hills Corp.	294,606	20,978,893
	California Water Service Group	263,158	13,186,847
	Chesapeake Utilities Corp.	103,981	13,806,597
#	Clearway Energy, Inc. (CWEN US), Class C	455,606	14,456,378
	Consolidated Water Co. Ltd.	71,408	2,085,114
	Essential Utilities, Inc.	478,146	19,054,118
	Genie Energy Ltd., Class B	164,390	2,286,665
	Global Water Resources, Inc.	39,122	280,114
#	H2O America	162,672	9,976,674
*	Hallador Energy Co.	194,054	2,759,448
#*	Hawaiian Electric Industries, Inc.	744,814	9,622,997
#	IDACORP, Inc.	178,716	25,540,304
	MDU Resources Group, Inc.	784,385	15,648,481
#	MGE Energy, Inc.	174,495	13,877,587
#	Middlesex Water Co.	81,974	4,697,110
*	Montauk Renewables, Inc.	16,807	28,740
	National Fuel Gas Co.	299,890	24,683,946
	New Jersey Resources Corp.	447,850	25,926,037

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Northwest Natural Holding Co.	168,335	$8,234,948
	Northwestern Energy Group, Inc.	277,717	19,090,267
	OGE Energy Corp.	636,610	30,143,483
	ONE Gas, Inc.	248,106	19,265,431
#	Ormat Technologies, Inc.	263,882	25,749,606
#	Otter Tail Corp.	225,432	19,932,697
#	Pinnacle West Capital Corp.	286,094	28,892,633
	Portland General Electric Co.	437,420	21,577,929
*	Pure Cycle Corp.	103,069	1,083,255
	RGC Resources, Inc.	32,430	694,002
	Southwest Gas Holdings, Inc.	283,813	25,372,882
#	Spire, Inc.	262,276	20,945,361
*	Spruce Power Holding Corp.	14,484	28,244
	UGI Corp.	662,509	23,929,825
	Unitil Corp.	85,122	4,591,481
	York Water Co.	94,105	2,914,432
TOTAL UTILITIES			530,718,947
TOTAL COMMON STOCKS			19,403,497,224
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
*»	TurnOnGreen, Inc. Warrants 06/26/2028	90,960	104
	Shares	Value†

INFORMATION TECHNOLOGY — (0.0%)
* LGL Group, Inc. Rights	15,751	$0
TOTAL RIGHTS/WARRANTS		104
TOTAL INVESTMENT SECURITIES (Cost $11,225,561,670)		19,403,497,328

SECURITIES LENDING COLLATERAL — (7.0%)
@§	The DFA Short Term Investment Fund	128,762,856	1,489,399,957
MONEY MARKET FUNDS — (1.4%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	292,891,757	292,891,757
TOTAL INVESTMENTS — (100.0%)
(Cost $13,007,652,489)^^			$21,185,789,042
As of July 31, 2026, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	804	09/18/26	$302,717,906	$302,273,850	$(444,056)
Total Futures Contracts			$302,717,906	$302,273,850	$(444,056)
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$472,768,690	$138,468	—	$472,907,158
Consumer Discretionary	2,602,701,122	—	—	2,602,701,122

U.S. Small Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Consumer Staples	$795,019,605	$809,176	—	$795,828,781
Energy	1,095,748,393	—	—	1,095,748,393
Financials	4,252,470,303	—	—	4,252,470,303
Health Care	2,227,932,846	59,580	$1,062,767	2,229,055,193
Industrials	4,037,141,908	2,048	—	4,037,143,956
Information Technology	2,365,519,824	3,759,581	—	2,369,279,405
Materials	912,530,580	—	158,656	912,689,236
Real Estate	104,946,883	7,847	—	104,954,730
Utilities	530,718,947	—	—	530,718,947
Rights/Warrants
Industrials	—	104	—	104
Securities Lending Collateral	—	1,489,399,957	—	1,489,399,957
Money Market Funds	292,891,757	—	—	292,891,757
Total Investments in Securities	$19,690,390,858	$1,494,176,761	$1,221,423˂˃	$21,185,789,042
Financial Instruments
Liabilities
Futures Contracts**	(444,056)	—	—	(444,056)
Total Financial Instruments	$(444,056)	—	—	$(444,056)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.5%)
COMMUNICATION SERVICES — (2.9%)
*	Advantage Solutions, Inc.	2,546	$99,905
#*	AMC Global Media, Inc.	107,879	1,208,245
#*	Anterix, Inc.	61,317	5,703,707
	Array Digital Infrastructure, Inc.	66,120	2,303,621
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	56,406	3,069,050
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	159,008	8,082,377
	ATN International, Inc.	54,961	1,308,621
*	Bandwidth, Inc., Class A	103,461	4,049,464
*	Boston Omaha Corp., Class A	98,467	1,396,262
*	Bumble, Inc., Class A	408,234	1,163,467
*	Cable One, Inc.	753	30,112
*	Cargurus, Inc.	322,909	11,702,222
*	Cars.com, Inc.	193,036	2,287,477
	Cinemark Holdings, Inc.	481,703	17,625,513
	CuriosityStream, Inc.	47,741	116,488
*	DHI Group, Inc.	70,842	298,245
*	DoubleVerify Holdings, Inc.	378,102	4,253,647
#	Entravision Communications Corp., Class A	464,648	5,213,351
*	EverQuote, Inc., Class A	110,122	2,777,277
*	EW Scripps Co., Class A	56,206	157,939
*	Gaia, Inc.	47,027	87,000
*	GCI Liberty, Inc. (GLBKV US), Class C	97,834	2,266,814
*	GCI Liberty, Inc. (GLIBA US)	10,312	243,776
*	Gogo, Inc.	212,047	886,356
	Gray Media, Inc. GTN US	249,872	1,009,483
#	Gray Media, Inc. GTNA US, Class A	3,666	25,369
#*	Grindr, Inc.	327,362	5,676,457
	IDT Corp., Class B	113,234	7,457,591
#*	IMAX Corp.	213,929	10,234,363
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Iridium Communications, Inc.	320,134	$15,155,144
	John Wiley & Sons, Inc. (WLY US), Class A	146,013	7,621,879
*	Liberty Broadband Corp. (LBRDA US), Class A	10,875	370,403
*	Liberty Broadband Corp. (LBRDK US), Class C	74,725	2,543,639
*	Liberty Global Ltd. (LBTYA US), Class A	442,136	4,691,063
*	Liberty Global Ltd. (LBTYK US), Class C	359,065	3,719,913
*	Liberty Latin America Ltd. (LILA US), Class A	126,648	1,032,181
*	Liberty Latin America Ltd. (LILAK US), Class C	667,761	5,388,831
*	Lionsgate Studios Corp.	67,497	896,360
*»	Machten, Inc.	97	620
*	Madison Square Garden Entertainment Corp.	131,144	10,132,185
*	Magnite, Inc.	435,680	8,408,624
	Marcus Corp.	87,454	2,544,911
*	MediaAlpha, Inc., Class A	138,256	1,711,609
	National CineMedia, Inc.	184,360	739,284
	Nexstar Media Group, Inc.	31,659	6,031,989
*	Nextdoor Holdings, Inc.	196,473	436,170
*»	Old Market Capital Corp.	52,302	222,022
#*	Optimum Communications, Inc., Class A	55,101	41,998
*	PodcastOne, Inc.	2,583	8,756
*	PubMatic, Inc., Class A	94,583	1,191,746
*	QuinStreet, Inc.	200,268	3,104,154

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*»	Reading International, Inc. (RDIB US), Class B	11,620	$96,446
*	Reservoir Media, Inc.	76,042	778,670
	Saga Communications, Inc., Class A	17,891	160,124
	Scholastic Corp.	83,468	3,392,974
	Shenandoah Telecommunications Co.	198,144	2,375,747
	Shutterstock, Inc.	133,369	720,193
#	Sinclair, Inc.	153,051	2,102,921
#*	Sphere Entertainment Co.	107,319	15,373,447
	Spok Holdings, Inc.	71,804	782,664
#*	Stagwell, Inc.	485,569	4,103,058
*	Starz Entertainment Corp.	4,499	117,064
#*	TechTarget, Inc.	143,678	645,114
	Telephone & Data Systems, Inc.	327,549	10,999,095
	Townsquare Media, Inc., Class A	14,233	84,259
*	Travelzoo	42,530	307,492
*	TripAdvisor, Inc.	313,261	4,437,342
#*	Uniti Group, Inc.	353,150	3,432,618
*	Urban One, Inc. UONEK US	4,788	24,132
*	USA TODAY Co., Inc.	504,380	4,383,062
	Versant Media Group, Inc.	71,372	2,568,678
*	Yelp, Inc.	186,108	4,918,834
	Zedge, Inc., Class B	24,863	73,346
*	Ziff Davis, Inc.	132,750	7,046,370
*	ZoomInfo Technologies, Inc.	353,326	1,165,976
TOTAL COMMUNICATION SERVICES			246,817,306
CONSUMER DISCRETIONARY — (12.3%)
#*	1-800-Flowers.com, Inc., Class A	94,635	369,077
*	1stdibs.com, Inc.	31,049	131,337
*	Abercrombie & Fitch Co., Class A	136,490	13,586,215
	Academy Sports & Outdoors, Inc.	202,103	9,589,787
*	Accel Entertainment, Inc.	225,559	2,711,219
#	Acushnet Holdings Corp.	171,900	17,408,313
*	Adient PLC	261,706	5,506,294
	ADT, Inc.	566,210	4,325,844
#	Advance Auto Parts, Inc.	197,993	10,996,531
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	AMCON Distributing Co.	8,655	$618,833
	American Eagle Outfitters, Inc.	540,696	9,289,157
*	American Outdoor Brands, Inc.	51,578	637,504
*	American Public Education, Inc.	64,711	3,139,131
#	Arhaus, Inc.	170,784	1,265,509
*	Ark Restaurants Corp.	33,977	191,970
#	Arko Corp.	221,311	1,768,275
*	Asbury Automotive Group, Inc.	54,780	12,692,526
#*	Bally's Corp.	7,282	101,438
*	Barnes & Noble Education, Inc.	8,555	106,424
	Bassett Furniture Industries, Inc.	73,869	1,401,295
	Bath & Body Works, Inc.	535,426	10,772,771
*	Beachbody Co., Inc.	5,558	54,191
*	Beazer Homes USA, Inc.	94,742	3,041,218
#*	Bed Bath & Beyond, Inc.	168,483	850,839
*	Biglari Holdings, Inc. (BH US), Class B	7,926	3,150,506
*	Biglari Holdings, Inc. (BH/A US), Class A	629	1,248,276
#*	BJ's Restaurants, Inc.	98,449	6,656,137
	Bloomin' Brands, Inc.	254,825	2,206,785
*	Boot Barn Holdings, Inc.	45,271	6,744,926
*»	Bowl America, Inc.	55,406	0
*	Bright Horizons Family Solutions, Inc.	133,319	9,937,598
#	Brightstar Lottery PLC	47,916	481,077
#	Brunswick Corp.	120,593	9,526,847
	Buckle, Inc.	198,584	8,692,022
#	Build-A-Bear Workshop, Inc.	48,889	1,658,315
	Caleres, Inc.	166,991	2,144,164
*	Callaway Golf Co.	612,292	11,302,910
	Camping World Holdings, Inc., Class A	5,515	34,138
	Canterbury Park Holding Corp.	10,905	166,956
*	Capri Holdings Ltd.	412,947	6,578,246
*	CarParts.com, Inc.	3,571	19,283
	Carriage Services, Inc.	118,291	4,775,408
	Carter's, Inc.	95,517	3,684,091
*	Cato Corp., Class A	56,954	194,783
*	Cavco Industries, Inc.	29,050	15,891,222

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Century Communities, Inc.	144,153	$9,681,315
*	Champion Homes, Inc.	106,175	8,452,592
#	Cheesecake Factory, Inc.	154,068	15,625,577
*	Citi Trends, Inc.	38,837	2,589,263
	Clarus Corp.	71,836	230,594
	Columbia Sportswear Co.	158,222	9,395,222
#*	Cooper-Standard Holdings, Inc.	63,482	1,870,815
*	Coursera, Inc.	657,075	3,489,068
*	Covista, Inc.	264,753	33,054,412
#	Cracker Barrel Old Country Store, Inc.	10,195	574,896
#	Cricut, Inc., Class A	140,405	658,499
*	Crocs, Inc.	97,734	12,510,929
*	Culp, Inc.	149,674	520,866
	Dana, Inc.	511,292	13,769,094
*	Dauch Corp.	591,839	3,343,890
*	Dave & Buster's Entertainment, Inc.	4,069	44,108
#	Designer Brands, Inc., Class A	109,889	663,730
*	Destination XL Group, Inc.	92,330	52,046
#	Dine Brands Global, Inc.	34,863	1,252,976
*	Dorman Products, Inc.	106,859	14,229,344
#*	Dream Finders Homes, Inc., Class A	86,931	1,111,848
*	Driven Brands Holdings, Inc.	222,376	3,173,306
*	Duluth Holdings, Inc., Class B	23,636	96,435
*	Educational Development Corp.	3,317	4,577
*	El Pollo Loco Holdings, Inc.	159,414	2,623,954
*	Envela Corp.	3,208	69,549
	Escalade, Inc.	51,673	1,026,226
	Ethan Allen Interiors, Inc.	181,668	4,069,363
*	Figs, Inc., Class A	525,119	5,618,773
*	First Watch Restaurant Group, Inc.	197,819	2,541,974
	Flanigan's Enterprises, Inc.	21,539	899,038
	Flexsteel Industries, Inc.	18,617	1,378,217
*	Floor & Decor Holdings, Inc., Class A	86,760	4,994,773
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Fossil Group, Inc.	33,351	$165,087
*	Fox Factory Holding Corp.	98,888	1,779,984
*	Frontdoor, Inc.	105,925	7,693,333
*	Full House Resorts, Inc.	29,198	64,528
#*	Funko, Inc., Class A	117,404	684,465
	Garrett Motion, Inc.	608,009	18,939,480
*	Genesco, Inc.	34,893	1,333,610
	Gentex Corp.	236,974	5,535,713
*	Gentherm, Inc.	108,287	4,394,286
#*	GigaCloud Technology, Inc., Class A	77,653	3,396,542
#	G-III Apparel Group Ltd.	295,525	10,760,065
*	Global Business Travel Group I	467,075	4,409,188
	Gold.com, Inc.	89,595	3,705,649
*	Goodyear Tire & Rubber Co.	889,727	6,183,603
	Graham Holdings Co., Class B	12,505	15,050,268
*	Grand Canyon Education, Inc.	51,686	7,512,043
*	Green Brick Partners, Inc.	151,865	10,741,411
	Group 1 Automotive, Inc.	10,702	3,069,013
#*	Groupon, Inc.	64,993	1,792,507
	H&R Block, Inc.	215,057	9,468,960
	Hamilton Beach Brands Holding Co., Class A	39,320	903,967
	Harley-Davidson, Inc.	350,009	8,589,221
	Haverty Furniture Cos., Inc. (HVT US)	81,285	2,002,862
#	Haverty Furniture Cos., Inc. (HVT/A US), Class A	18,389	552,773
*	Helen of Troy Ltd.	56,930	1,572,976
*	Hilton Grand Vacations, Inc.	197,888	9,130,552
*	Holley, Inc.	158,296	422,650
	Hooker Furnishings Corp.	28,005	391,230
*	Hovnanian Enterprises, Inc., Class A	18,395	2,279,141
*	Inspired Entertainment, Inc.	12,030	82,766
	Installed Building Products, Inc.	21,432	4,778,050
#	J Jill, Inc.	25,254	460,128
*	Jack in the Box, Inc.	5,365	87,825
	JAKKS Pacific, Inc.	32,525	856,383

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Jerash Holdings U.S., Inc.	10,624	$48,605
	Johnson Outdoors, Inc., Class A	50,741	2,380,260
	Kohl's Corp.	213,660	4,089,452
#	Kontoor Brands, Inc.	205,389	17,199,275
*	Koss Corp.	4,843	17,822
*	Krispy Kreme, Inc.	236,649	752,544
*	Kura Sushi USA, Inc., Class A	36,760	1,693,533
#	Lakeland Industries, Inc.	35,035	399,399
*	Lands' End, Inc.	107,687	1,294,398
*	Latham Group, Inc.	202,060	1,083,042
*	Laureate Education, Inc.	774,687	29,678,259
*††	Lazare Kaplan International, Inc.	81,643	0
	La-Z-Boy, Inc.	168,176	6,622,771
	LCI Industries	79,485	8,136,085
	Lear Corp.	6,224	813,103
#*††	Lear Corp.	498,411	0
*	Legacy Education, Inc.	3,259	38,424
*	Legacy Housing Corp.	54,606	1,433,954
	Leggett & Platt, Inc.	312,712	3,064,578
*	LGI Homes, Inc.	17,698	965,780
	Lifetime Brands, Inc.	67,974	568,942
*	Lincoln Educational Services Corp.	101,330	4,237,621
*	Lindblad Expeditions Holdings, Inc.	169,944	5,026,944
*	Live Ventures, Inc.	4,458	43,376
*	Lovesac Co.	36,524	587,671
*	M/I Homes, Inc.	91,152	13,320,042
	Macy's, Inc.	742,203	18,421,478
#*	Malibu Boats, Inc., Class A	67,935	1,872,968
*	MarineMax, Inc.	82,404	2,840,466
	Marriott Vacations Worldwide Corp.	113,724	11,089,227
*	MasterCraft Boat Holdings, Inc.	85,208	2,038,175
*	Mattel, Inc.	301,620	4,551,446
	Matthews International Corp., Class A	87,732	2,434,563
	Monarch Casino & Resort, Inc.	27,353	3,357,581
#	Monro, Inc.	75,727	927,656
*	Motorcar Parts of America, Inc.	69,827	935,682
	Movado Group, Inc.	59,065	2,255,102
*	National Vision Holdings, Inc.	298,728	6,583,965
	Newell Brands, Inc.	717,278	4,016,757
»	Nobility Homes, Inc.	2,100	59,010
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Ollie's Bargain Outlet Holdings, Inc.	30,446	$2,236,868
	OneSpaWorld Holdings Ltd.	363,994	9,376,485
*	OneWater Marine, Inc., Class A	19,729	241,680
*	Outdoor Holding Co.	20,080	42,971
#	Oxford Industries, Inc.	57,172	2,167,962
#	Papa John's International, Inc.	116,962	3,497,164
#	Patrick Industries, Inc.	117,856	9,729,013
*	Peloton Interactive, Inc., Class A	932,035	5,955,704
*	Penn Entertainment, Inc.	52,898	1,085,996
	Perdoceo Education Corp.	410,255	13,050,212
*	Petco Health & Wellness Co., Inc.	455,913	1,271,997
	Phinia, Inc.	117,339	8,634,977
*	Planet Fitness, Inc., Class A	21,941	1,226,721
	Polaris, Inc.	165,358	11,092,215
#*	Portillo's, Inc., Class A	108,269	494,789
*	Pursuit Attractions & Hospitality, Inc.	67,654	3,418,557
	PVH Corp.	146,988	12,737,980
#*	QuantumScape Corp.	1,172,603	6,120,988
*	Rave Restaurant Group, Inc.	23,757	74,835
#	RCI Hospitality Holdings, Inc.	27,891	699,785
*	Red Robin Gourmet Burgers, Inc.	24,818	194,573
*	Revolve Group, Inc.	137,304	3,447,703
#*	RH	43,112	7,135,898
	Rocky Brands, Inc.	27,022	1,319,754
*	Sabre Corp.	24,864	45,998
#*	Sally Beauty Holdings, Inc.	324,906	4,863,843
#*	Savers Value Village, Inc.	272,447	2,795,306
*	Shake Shack, Inc., Class A	97,335	6,107,771
	Shoe Station Group, Inc.	98,454	1,496,501
#	Signet Jewelers Ltd.	151,635	14,086,892
#*	Six Flags Entertainment Corp.	83,481	1,446,726
	Smith & Wesson Brands, Inc.	156,204	2,272,768
*	Smith Douglas Homes Corp.	1,493	22,141
#*	Solid Power, Inc.	577,691	1,190,043

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Sonic Automotive, Inc., Class A	81,639	$7,476,500
#*	Sonos, Inc.	388,717	5,698,591
	Standard Motor Products, Inc.	81,096	3,100,300
	Steven Madden Ltd.	241,920	11,147,674
*	Stitch Fix, Inc., Class A	385,486	1,549,654
*	Stoneridge, Inc.	173,113	1,196,211
#	Strategic Education, Inc.	93,035	7,628,870
*	Strattec Security Corp.	15,065	1,324,063
*	Stride, Inc.	102,930	8,264,250
	Sturm Ruger & Co., Inc.	44,671	1,660,421
	Superior Group of Cos., Inc.	57,759	684,444
*	Sweetgreen, Inc., Class A	167,652	1,081,355
*	Target Hospitality Corp.	217,077	3,299,570
#	Thor Industries, Inc.	101,253	7,590,937
#*	Tilly's, Inc., Class A	30,271	115,333
	Travel & Leisure Co.	262,595	19,962,472
#*	Under Armour, Inc. (UA US), Class C	582,720	3,781,853
#*	Under Armour, Inc. (UAA US), Class A	644,653	4,286,942
*	Unifi, Inc.	57,050	365,120
#*	United Parks & Resorts, Inc.	181,215	8,087,625
*	Universal Electronics, Inc.	38,422	175,973
#*	Universal Technical Institute, Inc.	190,013	7,469,411
	Upbound Group, Inc.	227,346	4,408,239
*	Urban Outfitters, Inc.	645	47,846
#	Vail Resorts, Inc.	72,877	10,886,366
#*	Valvoline, Inc.	278,808	10,709,015
*	Vera Bradley, Inc.	83,297	284,043
*	Versigent PLC	60,152	2,487,285
*	Victoria's Secret & Co.	243,354	21,580,633
*	Vince Holding Corp.	6,749	42,721
	Visteon Corp.	83,414	8,720,100
#*	Warby Parker, Inc., Class A	327,264	8,734,676
#	Wendy's Co.	247,565	1,822,078
	Weyco Group, Inc.	52,529	2,048,631
#	Wingstop, Inc.	42,724	5,532,331
#	Winmark Corp.	16,260	5,422,710
	Winnebago Industries, Inc.	90,103	2,728,319
	Wolverine World Wide, Inc.	254,834	5,015,133
*	WW International, Inc.	120	1,723
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wyndham Hotels & Resorts, Inc.	45,242	$3,386,816
#*	XPEL, Inc.	68,427	3,036,106
*	YETI Holdings, Inc.	248,936	12,182,928
*	Zumiez, Inc.	59,991	1,180,023
TOTAL CONSUMER DISCRETIONARY			1,034,724,979
CONSUMER STAPLES — (3.3%)
	Albertsons Cos., Inc., Class A	1,833	21,226
	Alico, Inc.	54,009	2,039,380
	Andersons, Inc.	118,049	8,355,508
#	B&G Foods, Inc.	197,793	698,209
*	Boston Beer Co., Inc. , Class A	24,096	4,414,387
*	Bridgford Foods Corp.	72,953	455,227
#	Cal-Maine Foods, Inc.	93,044	8,167,402
*	Central Garden & Pet Co. (CENT US)	23,849	1,026,699
*	Central Garden & Pet Co. (CENTA US), Class A	213,171	8,081,313
*	Chefs' Warehouse, Inc.	151,156	17,435,845
*	Coty, Inc., Class A	1,349,825	3,712,019
	Del Monte Corp.	176,209	5,235,169
	Dole PLC	252,787	3,574,408
	Edgewell Personal Care Co.	129,854	3,530,730
#*	elf Beauty, Inc.	113,330	9,393,924
#	Energizer Holdings, Inc.	206,582	4,332,024
#	Flowers Foods, Inc.	46,378	325,574
#*	Forafric Global PLC	5,000	53,550
*	Freshpet, Inc.	123,064	7,327,231
#*	Grocery Outlet Holding Corp.	216,195	1,986,832
*	Herbalife Ltd.	304,190	3,778,040
*	Honest Co., Inc.	265,966	970,776
	Ingles Markets, Inc., Class A	51,088	4,598,431
#	Interparfums, Inc.	92,545	11,526,480
	J&J Snack Foods Corp.	11,218	858,177
	John B Sanfilippo & Son, Inc.	32,181	2,663,300
	Lifevantage Corp.	26,845	172,613
*	Lifeway Foods, Inc.	43,788	1,304,007
	Limoneira Co.	57,754	749,069
#*	Mama's Creations, Inc.	103,668	1,910,601
	Marzetti Co.	60,078	6,420,536
*	Medifast, Inc.	23,018	226,267
	MGP Ingredients, Inc.	71,929	1,273,143
#*	Mission Produce, Inc.	292,063	3,682,914

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	National Beverage Corp.	216,640	$6,854,490
*	Natural Alternatives International, Inc.	67,137	153,744
	Natural Grocers by Vitamin Cottage, Inc., Class C	82,234	2,636,422
*	Nature's Sunshine Products, Inc.	120,262	2,423,279
*	Niagen Bioscience, Inc.	34,838	118,449
	Nu Skin Enterprises, Inc., Class A	111,692	579,681
	Oil-Dri Corp. of America	97,478	9,670,792
*	Post Holdings, Inc.	76,577	6,999,904
	PriceSmart, Inc.	117,343	22,753,981
	Reynolds Consumer Products, Inc.	272,098	6,786,124
*	Rocky Mountain Chocolate Factory, Inc.	50,677	42,589
	Seaboard Corp.	1,665	7,348,078
*	Seneca Foods Corp. (SENEA US), Class A	40,165	6,646,906
*»	Seneca Foods Corp. (SENEB US), Class B	11,120	1,833,466
*	Simply Good Foods Co.	22,384	227,869
	Spectrum Brands Holdings, Inc.	10,611	941,938
#	Tootsie Roll Industries, Inc.	159,340	6,217,447
»	TreeHouse Foods, Inc.	127,838	246,727
	Turning Point Brands, Inc.	88,044	6,568,963
*	United Natural Foods, Inc.	197,324	10,029,979
	United-Guardian, Inc.	32,274	227,532
	Universal Corp.	92,595	4,878,830
*	USANA Health Sciences, Inc.	36,096	798,083
	Utz Brands, Inc.	228,256	3,222,975
	Village Super Market, Inc., Class A	55,634	2,444,558
*	Vita Coco Co., Inc.	160,158	10,560,818
#*	Vital Farms, Inc.	169,909	2,162,942
	WD-40 Co.	47,334	10,751,445
	Weis Markets, Inc.	175,534	13,524,895
*	Willamette Valley Vineyards, Inc.	3,868	9,825
TOTAL CONSUMER STAPLES			277,963,742
		Shares	Value†
ENERGY — (6.2%)
*	Amplify Energy Corp.	102,451	$400,583
	Archrock, Inc.	672,069	24,033,187
	Ardmore Shipping Corp.	150,301	2,613,734
#	Atlas Energy Solutions, Inc.	200,453	2,162,888
*	BKV Corp.	173,638	4,247,186
#*	Borr Drilling Ltd.	1,067,162	4,300,663
	Bristow Group, Inc.	104,815	4,750,216
	Cactus, Inc., Class A	133,717	8,692,942
	California Resources Corp.	173,959	9,153,723
*	Calumet, Inc.	26,159	1,155,966
#*	Centrus Energy Corp., Class A	64,296	11,375,891
*	Clean Energy Fuels Corp.	704,454	1,366,641
*	CNX Resources Corp.	295,940	10,594,652
*	Comstock Resources, Inc.	194,557	2,579,826
*	Comstock, Inc.	69,306	189,898
	Core Laboratories, Inc.	35,289	375,475
	Core Natural Resources, Inc.	65,680	5,243,891
	Crescent Energy Co., Class A	834,720	9,574,238
	CVR Energy, Inc.	279,440	9,953,653
	Delek U.S. Holdings, Inc.	119,845	8,133,880
	DHT Holdings, Inc.	615,415	11,428,257
#	Diversified Energy Co. DEC US	20,046	269,819
*	DMC Global, Inc.	64,224	432,870
	Dorian LPG Ltd.	156,259	7,409,802
*	Drilling Tools International Corp.	27,721	65,144
	Energy Services of America Corp.	48,914	703,383
	Epsilon Energy Ltd.	76,282	427,179
	Evolution Petroleum Corp.	97,318	358,130
	Excelerate Energy, Inc., Class A	74,396	2,921,531
*	Expro Ltd.	313,178	4,995,189
#	Flowco Holdings, Inc., Class A	58,159	1,189,352
*	Forum Energy Technologies, Inc.	37,217	2,332,389
	FutureFuel Corp.	150,604	745,490
*	Geospace Technologies Corp.	106,860	781,147
#*	Gran Tierra Energy, Inc. (GTE US)	104,792	784,892
	Granite Ridge Resources, Inc.	224,731	1,067,472

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Green Plains, Inc.	235,256	$3,964,064
#*	Gulfport Energy Corp.	67,786	10,938,627
*	Helix Energy Solutions Group, Inc.	618,740	5,884,217
	Helmerich & Payne, Inc.	324,977	11,234,455
*	Innovex International, Inc.	223,305	6,270,404
	International Seaways, Inc.	181,843	17,489,660
*	KLX Energy Services Holdings, Inc.	14,542	31,847
	Kodiak Gas Services, Inc.	242,686	14,248,095
*	Kosmos Energy Ltd.	1,737,513	4,673,910
	Liberty Energy, Inc.	445,111	8,328,027
	Magnolia Oil & Gas Corp., Class A	378,057	9,719,846
*	Mammoth Energy Services, Inc.	84,048	222,727
	Matador Resources Co.	241	12,024
	Mexco Energy Corp.	1,906	16,544
*	MIND Technology, Inc.	4,943	24,616
	Murphy Oil Corp.	324,175	12,882,715
*	Nabors Industries Ltd.	48,222	4,131,179
	NACCO Industries, Inc., Class A	37,615	1,782,951
*	National Energy Services Reunited Corp.	278,434	7,506,581
	Natural Gas Services Group, Inc.	59,260	2,171,286
*	NCS Multistage Holdings, Inc.	1,336	62,792
#*††	Next Bridge Hydrocarbons, Inc.	18,077	0
	Noble Corp. PLC	151,793	6,436,023
	Nordic American Tankers Ltd.	699,840	4,569,955
#	Northern Oil & Gas, Inc.	313,188	6,623,926
*	Oceaneering International, Inc.	362,211	17,668,653
*	Oil States International, Inc.	212,595	1,724,145
*	OPAL Fuels, Inc., Class A	5,118	12,027
*	Par Pacific Holdings, Inc.	227,036	19,531,907
	Patterson-UTI Energy, Inc.	1,237,638	12,970,446
	PBF Energy, Inc., Class A	250,699	18,120,524
	Peabody Energy Corp.	408,289	8,704,722
		Shares	Value†
ENERGY — (Continued)
*	PEDEVCO Corp.	735	$7,945
*	PrimeEnergy Resources Corp.	5,025	925,103
*	ProFrac Holding Corp., Class A	174,187	703,716
#*	ProPetro Holding Corp.	410,739	4,559,203
	Ranger Energy Services, Inc., Class A	72,881	1,169,740
*	REX American Resources Corp.	135,805	5,845,047
	Riley Exploration Permian, Inc.	69,752	2,390,401
#	RPC, Inc.	728,145	4,084,893
*	Sable Offshore Corp.	23,353	123,537
	SandRidge Energy, Inc.	51,951	723,158
	Scorpio Tankers, Inc.	181,242	14,111,502
*	SEACOR Marine Holdings, Inc.	89,979	848,502
*	Seadrill Ltd.	205,432	9,211,571
	Select Water Solutions, Inc.	407,073	7,538,992
	SFL Corp. Ltd.	662,602	8,176,509
	SM Energy Co.	233,272	7,586,005
	Smart Sand, Inc.	112,744	485,927
#	Solaris Energy Infrastructure, Inc.	110,164	5,663,531
	Sunococorp LLC	47,307	3,616,147
*	Talos Energy, Inc.	563,974	8,561,125
	Teekay Corp. Ltd.	311,218	3,625,690
	Teekay Tankers Ltd., Class A	113,193	8,984,128
*	TETRA Technologies, Inc.	468,141	3,604,686
*	Tidewater, Inc.	183,563	13,778,239
*	Transocean Ltd.	425,664	2,264,533
*	Uranium Energy Corp.	12,043	115,613
	VAALCO Energy, Inc.	343,350	1,830,056
*	Valaris Ltd.	132,533	10,495,288
#	Vitesse Energy, Inc.	70,515	1,100,034
#	W&T Offshore, Inc.	248,590	892,438
	Weatherford International PLC	28,537	2,505,263
#	World Kinect Corp.	355,527	14,171,306
TOTAL ENERGY			524,469,902
FINANCIALS — (21.9%)
	1st Source Corp.	129,104	11,585,793
*	Acacia Research Corp.	184,736	818,380
	Acadian Asset Management, Inc.	146,922	12,707,284
	ACNB Corp.	31,974	2,061,684

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Affinity Bancshares, Inc.	1,853	$42,619
	Alerus Financial Corp.	87,437	2,909,029
*	AlTi Global, Inc.	43,561	156,820
	Amalgamated Financial Corp.	104,867	5,178,332
	Amerant Bancorp, Inc.	106,214	3,143,934
	American Coastal Insurance Corp., Class C	103,797	1,102,324
	Ameris Bancorp	128,092	11,170,903
	AMERISAFE, Inc.	68,886	2,000,449
	AmeriServ Financial, Inc.	111,291	508,600
	Ames National Corp.	30,073	919,933
	Arrow Financial Corp.	94,463	3,763,406
	Artisan Partners Asset Management, Inc., Class A	297,594	11,677,589
	Associated Banc-Corp.	509,195	15,723,942
	Associated Capital Group, Inc., Class A	6,467	216,256
	Assured Guaranty Ltd.	115,097	9,520,824
*	Atlantic American Corp.	7,131	10,982
	Atlantic Union Bankshares Corp.	529,930	22,484,930
*	Atlanticus Holdings Corp.	40,109	4,231,098
	Auburn National BanCorp, Inc.	12,735	333,530
*	Axos Financial, Inc.	174,576	17,703,752
*	Bakkt, Inc.	618	4,431
#*	Baldwin Insurance Group, Inc.	231,744	6,428,579
	Banc of California, Inc.	445,291	8,527,323
	BancFirst Corp.	186,286	21,016,787
*	Bancorp, Inc.	288,894	19,376,121
#	Bank First Corp.	25,931	3,960,701
#	Bank of Hawaii Corp.	128,423	10,260,998
	Bank of Marin Bancorp	59,211	1,726,593
	Bank of NT Butterfield & Son Ltd.	169,723	10,402,323
	Bank OZK	109,574	5,621,146
	Bank7 Corp.	15,000	754,200
	BankUnited, Inc.	259,798	12,119,577
	Bankwell Financial Group, Inc.	27,470	1,872,080
	Banner Corp.	169,519	11,935,833
		Shares	Value†
FINANCIALS — (Continued)
	Bar Harbor Bankshares	58,773	$2,333,876
	BayCom Corp.	45,730	1,380,131
	BCB Bancorp, Inc.	90,649	905,583
	Beacon Financial Corp.	275,572	8,683,274
	BGC Group, Inc., Class A	1,016,280	11,707,546
	Blue Ridge Bankshares, Inc.	67,710	237,662
*	Bowhead Specialty Holdings, Inc.	39,697	1,214,331
	Bread Financial Holdings, Inc.	193,285	20,888,310
*	Bridgewater Bancshares, Inc.	59,360	1,215,693
#*	Brighthouse Financial, Inc.	184,553	11,425,676
	Burke & Herbert Financial Services Corp.	39,890	2,921,942
	Business First Bancshares, Inc.	89,907	2,860,841
*	BV Financial, Inc.	12,190	250,383
	Byline Bancorp, Inc.	163,734	6,429,834
	C&F Financial Corp.	12,209	1,008,341
	California BanCorp	39,397	839,156
*	California First Leasing Corp.	106	152,905
	Camden National Corp.	62,760	3,633,176
	Capital Bancorp, Inc.	33,625	1,255,221
	Capital City Bank Group, Inc.	86,388	4,480,946
	Capitol Federal Financial, Inc.	472,016	4,172,621
	Carter Bankshares, Inc.	78,913	2,728,812
	Cass Information Systems, Inc.	47,474	2,654,746
	Cathay General Bancorp	213,069	13,463,830
	CB Financial Services, Inc.	2,538	92,967
	Central Pacific Financial Corp.	94,014	3,704,152
	CF Bankshares, Inc.	8,620	306,527
	Chemung Financial Corp.	14,033	1,143,549
	ChoiceOne Financial Services, Inc.	23,444	797,799
	Citizens & Northern Corp.	49,232	1,250,000
	Citizens Community Bancorp, Inc.	18,207	400,554
	Citizens Financial Services, Inc.	599	46,434

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Citizens, Inc.	84,504	$399,704
	City Holding Co.	56,960	8,265,466
	Civista Bancshares, Inc.	57,868	1,681,644
	CNB Financial Corp.	109,012	3,826,321
	CNO Financial Group, Inc.	95,064	5,237,076
*	Coastal Financial Corp.	53,208	2,180,996
	Cohen & Co., Inc.	639	8,467
	Cohen & Steers, Inc.	141,024	11,602,044
#	Colony Bankcorp, Inc.	59,858	1,312,087
#*	Columbia Financial, Inc.	752,926	8,139,127
	Community Bancorp/VT	331	13,389
	Community Financial System, Inc.	163,390	10,589,306
	Community Trust Bancorp, Inc.	109,404	8,582,744
	Community West Bancshares	94,240	2,358,827
	ConnectOne Bancorp, Inc.	182,840	6,022,750
*	Consumer Portfolio Services, Inc.	119,526	1,113,982
	Crawford & Co. (CRD/A US), Class A	213,078	2,324,681
	Crawford & Co. (CRD/B US), Class B	25,338	255,154
#*	Credit Acceptance Corp.	12,062	6,862,192
*	Customers Bancorp, Inc.	117,642	9,256,073
	CVB Financial Corp.	533,987	11,945,289
#*	Dave, Inc.	39,668	14,783,867
	DigitalBridge Group, Inc.	363,822	5,773,855
	Dime Community Bancshares, Inc.	162,092	6,606,870
	Donegal Group, Inc. (DGICA US), Class A	79,432	1,567,988
	Donegal Group, Inc. (DGICB US), Class B	34,951	761,932
*	Donnelley Financial Solutions, Inc.	94,546	4,472,026
	Eagle Bancorp Montana, Inc.	15,435	361,642
	Eagle Bancorp, Inc.	99,860	2,771,115
	Eagle Financial Services, Inc.	2,619	106,200
	Eastern Bankshares, Inc.	529,321	12,153,210
		Shares	Value†
FINANCIALS — (Continued)
	Employers Holdings, Inc.	115,445	$5,835,745
	Enact Holdings, Inc.	5,165	244,408
*	Encore Capital Group, Inc.	148,739	13,993,365
*	Enova International, Inc.	181,557	46,140,896
	Enterprise Financial Services Corp.	135,780	9,003,572
	Equity Bancshares, Inc., Class A	65,352	3,312,039
	Esquire Financial Holdings, Inc.	30,511	3,942,631
	Essent Group Ltd.	2,178	143,661
*	Euronet Worldwide, Inc.	121,519	8,667,950
	EVERTEC, Inc.	227,825	6,934,993
#*	EZCORP, Inc., Class A	200,662	5,973,708
	F&G Annuities & Life, Inc.	64,279	1,836,451
	Farmers & Merchants Bancorp, Inc.	16,816	560,982
	Farmers National Banc Corp.	157,934	2,504,833
*	FB Bancorp, Inc.	15,526	239,954
	FB Financial Corp.	170,096	10,270,396
#	Federal Agricultural Mortgage Corp. (AGM US), Class C	32,545	7,407,242
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	4,105	662,650
	Federated Hermes, Inc.	239,434	14,356,463
	Fidelity D&D Bancorp, Inc.	657	34,558
*	Finance of America Cos., Inc., Class A	9,961	226,613
	Financial Institutions, Inc.	70,420	2,919,613
	Finward Bancorp	1,002	44,549
*	Finwise Bancorp	14,049	193,314
	First BanCorp	1,330,998	38,505,772
	First Bancorp, Inc.	65,183	2,287,923
	First Bancorp/Southern Pines NC	152,903	9,613,012
	First Bank	76,927	1,425,457
	First Busey Corp.	325,296	10,038,635
	First Business Financial Services, Inc.	33,095	2,323,600
	First Capital, Inc.	1,364	86,314
	First Commonwealth Financial Corp.	570,127	12,274,834

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Community Bankshares, Inc.	90,732	$4,329,731
	First Community Corp.	27,406	936,189
	First Financial Bancorp	450,423	15,237,810
	First Financial Bankshares, Inc.	76,718	2,695,871
	First Financial Corp.	60,931	4,907,992
	First Hawaiian, Inc.	400,839	11,139,316
	First Internet Bancorp	32,248	950,026
	First Interstate BancSystem, Inc., Class A	320,601	12,189,250
	First Merchants Corp.	236,436	10,199,849
	First Mid Bancshares, Inc.	83,046	4,325,866
	First National Corp.	17,268	548,259
*	First Northern Community Bancorp	3,489	64,198
*	First Northwest Bancorp	25,627	293,685
	First United Corp.	24,024	1,060,419
*	First Western Financial, Inc.	15,192	473,231
*	Firstsun Capital Bancorp	72,195	2,792,503
	Five Star Bancorp	45,124	2,129,402
	Flagstar Bank NA	752,216	10,696,512
*	Flywire Corp.	379,917	6,082,471
	Franklin Financial Services Corp.	1,419	89,624
	FS Bancorp, Inc.	37,285	1,599,899
	Fulton Financial Corp.	727,562	17,701,583
	FVCBankcorp, Inc.	35,201	654,387
#*	GBank Financial Holdings, Inc.	2,958	61,586
	GCM Grosvenor, Inc., Class A	152,552	1,903,849
*	Genworth Financial, Inc.	1,730,073	17,006,618
	German American Bancorp, Inc.	132,825	6,758,136
	Glacier Bancorp, Inc.	146,144	7,203,438
#*	Goosehead Insurance, Inc., Class A	92,270	5,720,740
	Great Southern Bancorp, Inc.	80,425	6,458,932
*	Green Dot Corp., Class A	205,924	2,699,664
	Greene County Bancorp, Inc.	2,096	70,132
*	Greenlight Capital Re Ltd., Class A	125,248	2,085,379
		Shares	Value†
FINANCIALS — (Continued)
	HA Sustainable Infrastructure Capital, Inc.	1,043	$39,498
*	Hagerty, Inc., Class A	54,027	622,931
	Hamilton Insurance Group Ltd., Class B	117,322	4,218,899
	Hamilton Lane, Inc., Class A	26,271	2,335,755
	Hancock Whitney Corp.	140,900	10,849,300
	Hanmi Financial Corp.	105,828	3,373,797
	Hanover Bancorp, Inc.	2,711	71,150
*	Happen, Inc.	429,058	8,212,170
	Hawthorn Bancshares, Inc.	20,136	785,103
	HBT Financial, Inc.	98,887	3,544,110
	HCI Group, Inc.	43,402	7,595,784
	Heritage Financial Corp.	152,332	4,528,830
*	Heritage Global, Inc.	53,201	61,713
*	Heritage Insurance Holdings, Inc.	113,275	3,326,887
#	Hingham Institution For Savings	13,877	3,957,443
*	Hippo Holdings, Inc.	51,656	1,624,581
	Home Bancorp, Inc.	29,338	2,092,973
	Home BancShares, Inc.	104,512	3,247,188
	HomeTrust Bancshares, Inc.	60,932	3,119,109
	Hope Bancorp, Inc.	410,355	5,749,074
	Horace Mann Educators Corp.	227,243	11,841,633
	Horizon Bancorp, Inc.	167,898	3,433,514
	Independent Bank Corp. (IBCP US)	74,875	2,860,225
	Independent Bank Corp. (INDB US)	131,401	11,015,346
	International Bancshares Corp.	222,482	17,028,772
*	International Money Express, Inc.	68,594	813,525
	Investar Holding Corp.	36,866	1,110,404
	Investors Title Co.	6,798	1,966,593
	Isabella Bank Corp.	292	11,595
	James River Group Holdings, Inc.	80,898	363,232
	John Marshall Bancorp, Inc.	3,159	73,289
	Kearny Financial Corp.	220,263	2,112,322
	Kemper Corp.	59,777	1,696,471

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Kentucky First Federal Bancorp	40,640	$221,488
#*	Kestrel Group Ltd.	11,877	105,349
	Kingstone Cos., Inc.	40,352	805,829
	Lake Shore Bancorp, Inc.	5,706	97,972
	Lakeland Financial Corp.	96,343	6,035,889
	Landmark Bancorp, Inc.	22,569	707,312
	Lazard, Inc.	81,470	3,452,699
	LCNB Corp.	38,370	760,110
*	LendingTree, Inc.	47,641	1,517,842
	Live Oak Bancshares, Inc.	164,964	7,060,459
	Magyar Bancorp, Inc.	25,049	477,183
	MainStreet Bancshares, Inc.	13,156	303,377
	MarketAxess Holdings, Inc.	24,146	3,918,896
	MarketWise, Inc.	500	9,850
*	Marqeta, Inc., Class A	331,315	5,751,628
	Mechanics Bancorp, Class A	101,086	1,697,234
	Mercantile Bank Corp.	64,060	3,848,725
	Merchants Bancorp	140,224	7,737,560
	Mercury General Corp.	203,957	21,847,874
	Meridian Corp.	30,697	602,889
	Metrocity Bankshares, Inc.	68,299	2,416,419
	Metropolitan Bank Holding Corp.	34,023	3,146,447
	MGIC Investment Corp.	5,715	171,679
	Mid Penn Bancorp, Inc.	57,423	2,201,598
	Midland States Bancorp, Inc.	72,098	2,427,540
#	Moelis & Co., Class A	120,925	8,111,649
	Morningstar, Inc.	4,916	946,674
	MVB Financial Corp.	43,884	1,345,045
	National Bank Holdings Corp., Class A	192,203	8,301,248
	National Bankshares, Inc.	12,532	508,799
	Navient Corp.	316,862	2,658,472
	NB Bancorp, Inc.	59,420	1,367,254
	NBT Bancorp, Inc.	210,898	11,103,780
*	NCR Atleos Corp.	235,125	11,057,929
	Nelnet, Inc., Class A	63,483	8,625,435
*	NerdWallet, Inc., Class A	132,980	1,196,820
*	NI Holdings, Inc.	46,324	701,809
		Shares	Value†
FINANCIALS — (Continued)
	Nicolet Bankshares, Inc.	69,782	$11,927,139
*	NMI Holdings, Inc.	339,350	15,033,205
	Northeast Bank	30,654	3,806,307
	Northeast Community Bancorp, Inc.	26,881	717,723
	Northpointe Bancshares, Inc.	973	17,027
	Northrim BanCorp, Inc.	169,100	4,482,841
	Northwest Bancshares, Inc.	757,631	11,925,112
	Norwood Financial Corp.	26,526	901,619
	Oak Valley Bancorp	19,458	659,042
	OceanFirst Financial Corp.	311,171	6,008,712
*	Octave Specialty Group, Inc.	86,596	467,618
	OFG Bancorp	349,111	18,454,007
	Ohio Valley Banc Corp.	16,642	699,963
	Old Second Bancorp, Inc.	169,535	4,287,540
*	Onity Group, Inc.	28,093	1,029,889
	OP Bancorp	33,573	523,739
*	Oportun Financial Corp.	75,866	420,298
	Oppenheimer Holdings, Inc., Class A	37,205	3,967,541
*	OppFi, Inc.	120,151	1,125,815
*	OptimumBank Holdings, Inc.	3,264	24,806
	Orange County Bancorp, Inc.	15,450	590,962
	Origin Bancorp, Inc.	84,501	4,624,740
	Orrstown Financial Services, Inc.	63,727	2,723,055
*	Palomar Holdings, Inc.	90,523	12,111,072
	Park National Corp.	59,869	12,461,732
	Parke Bancorp, Inc.	34,556	1,180,087
	Pathfinder Bancorp, Inc.	100	1,598
	Pathward Financial, Inc.	206,620	18,232,149
*	Paymentus Holdings, Inc., Class A	147,336	5,024,158
*	Payoneer Global, Inc.	1,011,056	7,249,272
*	Paysafe Ltd.	151,069	1,220,638
*	Paysign, Inc.	123,947	1,110,565
	PCB Bancorp	39,345	1,096,545
	Peapack-Gladstone Financial Corp.	77,569	3,566,623
	Pelagos Insurance Capital Ltd.	207,859	5,256,754

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	PennyMac Financial Services, Inc.	15,590	$1,175,642
	Peoples Bancorp of North Carolina, Inc.	19,492	838,156
	Peoples Bancorp, Inc.	146,593	6,107,064
	Peoples Financial Services Corp.	24,133	1,697,998
	Perella Weinberg Partners	160,064	2,825,130
*	Pioneer Bancorp, Inc.	32,348	557,033
	Piper Sandler Cos.	98,854	7,493,133
	Plumas Bancorp	18,128	1,111,428
*	Ponce Financial Group, Inc.	65,193	1,315,595
*	PRA Group, Inc.	134,435	2,335,136
	Preferred Bank	54,089	5,649,055
	Primis Financial Corp.	85,572	1,370,863
	Princeton Bancorp, Inc.	5,991	247,069
*	Priority Technology Holdings, Inc.	99,987	649,915
	PROG Holdings, Inc.	162,107	7,135,950
	Prosperity Bancshares, Inc.	46,882	3,510,055
	Provident Financial Holdings, Inc.	63,677	1,130,904
	Provident Financial Services, Inc.	494,798	12,211,615
	QCR Holdings, Inc.	81,015	8,340,494
	Radian Group, Inc.	125,619	4,897,885
	RBB Bancorp	50,600	1,334,322
	Red River Bancshares, Inc.	14,979	1,506,138
	Regional Management Corp.	46,531	1,501,555
*	Remitly Global, Inc.	403,689	9,191,999
	Renasant Corp.	297,729	12,972,053
*	Repay Holdings Corp.	228,259	913,036
	Republic Bancorp, Inc., Class A	148,567	14,788,359
	Richmond Mutual BanCorp, Inc.	13,156	205,891
	Riverview Bancorp, Inc.	68,411	362,578
	RLI Corp.	9,281	568,368
*	Root, Inc., Class A	1,234	66,821
	S&T Bancorp, Inc.	160,153	8,351,979
	Safety Insurance Group, Inc.	84,073	8,692,307
	SB Financial Group, Inc.	12,825	337,041
	Seacoast Banking Corp. of Florida	316,624	10,999,518
*	Security National Financial Corp., Class A	82,305	771,198
		Shares	Value†
FINANCIALS — (Continued)
	Selective Insurance Group, Inc.	33,827	$3,206,461
	ServisFirst Bancshares, Inc.	45,735	4,093,282
*	Sezzle, Inc.	73,896	11,435,406
	Shore Bancshares, Inc.	100,572	2,464,014
*	Siebert Financial Corp.	11,146	18,168
	Sierra Bancorp	70,089	2,856,828
	Silvercrest Asset Management Group, Inc., Class A	23,134	237,818
	Simmons First National Corp., Class A	633,197	14,937,117
*	SiriusPoint Ltd.	538,469	12,734,792
*	Skyward Specialty Insurance Group, Inc.	115,582	6,929,141
	SLM Corp.	118,570	3,082,227
	SmartFinancial, Inc.	59,359	3,110,412
	Sound Financial Bancorp, Inc.	705	33,297
	South Plains Financial, Inc.	49,229	2,207,428
*	Southern First Bancshares, Inc.	34,794	2,171,146
	Southern Missouri Bancorp, Inc.	39,458	3,054,444
	Southside Bancshares, Inc.	108,839	3,538,356
	SR Bancorp, Inc.	17,783	347,658
	StepStone Group, Inc., Class A	9,761	428,117
*††	Sterling Bancorp, Inc.	108,433	0
	Stewart Information Services Corp.	165,191	11,165,260
	Stock Yards Bancorp, Inc.	144,346	12,283,845
*	StoneX Group, Inc.	56,000	4,287,920
*	Summit State Bank	3,397	42,089
	Texas Capital Bancshares, Inc.	181,652	17,956,300
#	TFS Financial Corp.	70,269	1,293,652
*	Third Coast Bancshares, Inc.	31,710	1,390,166
	Timberland Bancorp, Inc.	66,624	2,986,754
	Tiptree, Inc.	215,405	3,827,747
	Tompkins Financial Corp.	53,187	5,310,190
	Towne Bank	288,969	10,954,815
	TriCo Bancshares	119,514	6,876,836
*	Triumph Financial, Inc.	124,493	9,452,753

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Trupanion, Inc.	55,723	$1,364,656
	TrustCo Bank Corp.	64,809	3,692,817
	Trustmark Corp.	207,671	9,853,989
*	TWFG, Inc.	25,234	676,271
	U.S. Global Investors, Inc., Class A	10,779	30,828
*††	Unico American Corp.	95,372	1,240
	Union Bankshares, Inc.	15,310	352,589
	United Bancorp, Inc.	2,991	45,613
	United Bancshares, Inc.	5,483	213,837
	United Bankshares, Inc.	105,564	5,114,576
	United Community Banks, Inc.	229,727	8,141,525
	United Fire Group, Inc.	124,588	6,398,840
	Unity Bancorp, Inc.	35,569	2,094,658
	Universal Insurance Holdings, Inc.	180,246	7,878,553
	Univest Financial Corp.	105,158	4,652,190
#*	Upstart Holdings, Inc.	179,489	4,925,178
	USCB Financial Holdings, Inc.	31,354	688,847
#	UWM Holdings Corp.	80,296	146,139
	Valley National Bancorp	693,653	9,912,301
	Value Line, Inc.	6,872	234,954
#*	Velocity Financial, Inc.	51,700	906,818
	Victory Capital Holdings, Inc., Class A	247,583	24,518,144
	Virginia National Bankshares Corp.	8,834	404,553
	Virtus Investment Partners, Inc.	34,290	5,464,111
	WaFd, Inc.	331,666	12,195,359
	Walker & Dunlop, Inc.	122,481	6,086,081
	Washington Trust Bancorp, Inc.	70,836	2,761,187
	Waterstone Financial, Inc.	130,732	2,682,621
	WesBanco, Inc.	353,369	14,622,409
	West BanCorp, Inc.	83,604	2,345,092
	Westamerica BanCorp	105,115	6,322,667
	Western New England Bancorp, Inc.	113,002	1,461,116
#	Western Union Co.	1,045,358	6,648,477
	Westwood Holdings Group, Inc.	28,621	548,665
*	WEX, Inc.	49,570	9,267,607
		Shares	Value†
FINANCIALS — (Continued)
	White Mountains Insurance Group Ltd.	4,674	$9,804,790
	Wintrust Financial Corp.	1	160
#	WisdomTree, Inc.	644,705	12,487,936
#*	World Acceptance Corp.	35,228	6,334,347
	WSFS Financial Corp.	256,737	20,590,307
	WVS Financial Corp.	1,576	30,196
TOTAL FINANCIALS			1,842,616,444
HEALTH CARE — (11.9%)
#*	10X Genomics, Inc., Class A	386,474	18,268,626
#*	4D Molecular Therapeutics, Inc.	127,865	1,301,666
††	89bio, Inc.	353,147	120,070
#*	Absci Corp.	91,886	714,873
*	AC Immune SA	44,072	96,518
*	Acadia Healthcare Co., Inc.	229,853	6,808,246
*	ACADIA Pharmaceuticals, Inc.	502,213	12,992,250
*	Accendra Health, Inc.	3,980	12,298
*	Aclaris Therapeutics, Inc.	42,636	221,707
	Acme United Corp.	24,616	1,399,666
*	Acumen Pharmaceuticals, Inc.	38,820	83,463
*	AdaptHealth Corp.	412,394	4,453,855
*	Addus HomeCare Corp.	67,976	7,849,868
*	Adicet Bio, Inc.	14,264	129,945
*	ADMA Biologics, Inc.	837,269	7,083,296
#††	Aduro Biotech, Inc.	3,260	1,239
»	Adverum Biotechnologies, Inc.	9,092	7,274
*	Agios Pharmaceuticals, Inc.	245,365	7,365,857
*	AirSculpt Technologies, Inc.	6,174	29,697
††	Akero Therapeutics, Inc.	73,915	48,045
††	Albireo Pharma, Inc.	44,018	280,835
*	Aldeyra Therapeutics, Inc.	140,334	216,114
*	Alignment Healthcare, Inc.	241,090	3,580,186
#*	Aligos Therapeutics, Inc.	8,329	35,232
*	Alkermes PLC	310,562	15,214,432

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Allogene Therapeutics, Inc.	665,494	$1,251,129
#*	Altimmune, Inc.	210,694	598,371
*	Alto Neuroscience, Inc.	15,147	410,029
*	American Well Corp., Class A	11,083	119,142
*	AMN Healthcare Services, Inc.	103,831	3,491,837
*	Amneal Pharmaceuticals, Inc.	1,001,761	18,352,262
*	Amphastar Pharmaceuticals, Inc.	192,358	3,835,619
#*	Amylyx Pharmaceuticals, Inc.	245,512	4,986,349
#*	AN2 Therapeutics, Inc.	15,448	82,647
#*	AnaptysBio, Inc.	23,992	1,280,213
*	AngioDynamics, Inc.	143,620	2,124,140
*	ANI Pharmaceuticals, Inc.	80,803	6,402,830
*	Anika Therapeutics, Inc.	49,285	950,215
*	Annexon, Inc.	273,381	1,392,876
»	Apellis Pharmaceuticals, Inc.	243,155	7,295
#*	Arcturus Therapeutics Holdings, Inc.	69,508	400,366
#*	Arcus Biosciences, Inc.	338,311	9,536,987
*	Ardent Health, Inc.	29,274	312,354
#*	ArriVent Biopharma, Inc.	50,298	1,499,886
#*	ARS Pharmaceuticals, Inc.	11,985	61,483
#*	Artiva Biotherapeutics, Inc.	27,426	277,003
*	Artivion, Inc.	165,378	4,437,092
*	Arvinas, Inc.	123,675	993,110
*	Astrana Health, Inc.	136,765	4,863,363
*	Atea Pharmaceuticals, Inc.	234,809	1,103,602
*	AtriCure, Inc.	167,398	6,320,948
#*	Aura Biosciences, Inc.	81,616	572,128
*	Avantor, Inc.	138,144	1,903,624
*	Aveanna Healthcare Holdings, Inc.	476,140	4,470,955
*	Axogen, Inc.	127,795	5,394,227
*	Azenta, Inc.	39,497	1,111,051
#*	Beam Therapeutics, Inc.	326,024	8,320,132
*	Beta Bionics, Inc.	26,347	338,032
		Shares	Value†
HEALTH CARE — (Continued)
#*	Bicara Therapeutics, Inc.	82,383	$2,232,579
*	BioAge Labs, Inc.	64,198	580,350
#*	BioCryst Pharmaceuticals, Inc.	831,862	7,470,121
*	BioLife Solutions, Inc.	159,654	4,993,977
*	Biote Corp., Class A	124,373	279,839
*	Bioventus, Inc., Class A	211,233	2,781,939
*	Black Diamond Therapeutics, Inc.	69,382	117,256
#*	Brookdale Senior Living, Inc.	790,754	11,545,008
#*	Butterfly Network, Inc.	458,031	3,256,600
*	C4 Therapeutics, Inc.	202,991	706,409
#*	Cabaletta Bio, Inc.	80,701	216,279
*	CareCloud, Inc.	73,541	179,440
*	CareDx, Inc.	181,513	7,933,933
*	Caribou Biosciences, Inc.	109,650	160,089
*	Castle Biosciences, Inc.	107,575	3,012,100
*	Celldex Therapeutics, Inc.	170,131	6,475,186
*	Century Therapeutics, Inc.	26,905	54,348
*	Ceribell, Inc.	1,431	25,314
*	Certara, Inc.	179,876	1,456,996
#*	CG oncology, Inc.	38,500	2,740,815
	Chemed Corp.	8,820	4,694,445
*††	Chinook Therapeutics, Inc.	384,400	0
*	Climb Bio, Inc.	59,637	709,680
#*	Clover Health Investments Corp.	938,222	3,912,386
*	Codexis, Inc.	56,705	79,387
*	Coherus Oncology, Inc.	11,365	16,025
*	Collegium Pharmaceutical, Inc.	116,074	4,107,859
*	Community Health Systems, Inc.	473,828	1,321,980
*	Compass Therapeutics, Inc.	33,008	63,045
	Concentra Group Holdings Parent, Inc.	392,057	12,408,604
	CONMED Corp.	103,741	4,803,208
#*	Contineum Therapeutics, Inc., Class A	30,840	477,712
*	Corbus Pharmaceuticals Holdings, Inc.	31,546	282,968

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Corcept Therapeutics, Inc.	5,500	$629,695
*	CorVel Corp.	178,643	10,729,299
*	Coya Therapeutics, Inc.	37,158	155,692
*	Crinetics Pharmaceuticals, Inc.	126,036	10,526,527
*	CryoPort, Inc.	156,571	2,362,656
*	Cue Biopharma, Inc.	105	2,818
#*	Cullinan Therapeutics, Inc.	196,482	3,241,953
*	Cumberland Pharmaceuticals, Inc.	47,772	319,117
*	CVRx, Inc.	6,508	33,679
*	Cytek Biosciences, Inc.	342,798	1,446,608
*	CytomX Therapeutics, Inc.	135,648	420,509
*	DarioHealth Corp.	200	1,454
*	Definitive Healthcare Corp.	274,823	187,512
*	Delcath Systems, Inc.	69,314	847,017
#*	Denali Therapeutics, Inc.	506,524	11,660,182
	Dentsply Sirona, Inc.	587,007	7,848,284
*	Design Therapeutics, Inc.	113,325	1,380,298
#*	Dianthus Therapeutics, Inc.	52,406	5,603,250
*	Disc Medicine, Inc.	96,964	7,466,228
*	Doximity, Inc., Class A	49,149	1,027,706
#*	Dyne Therapeutics, Inc.	352,504	8,876,051
*	Edgewise Therapeutics, Inc.	259,486	9,972,047
*	Electromed, Inc.	29,778	1,212,858
*	Eledon Pharmaceuticals, Inc.	92,156	311,487
*	Emergent BioSolutions, Inc.	172,403	1,244,750
*	Enanta Pharmaceuticals, Inc.	47,740	601,524
*	Enliven Therapeutics, Inc.	101,773	5,578,178
*	Enovis Corp.	26,430	770,434
*	Entrada Therapeutics, Inc.	62,389	423,621
*	Envista Holdings Corp.	643,004	17,560,439
*	Equillium, Inc.	7,668	16,870
*	Erasca, Inc.	152,063	2,759,943
		Shares	Value†
HEALTH CARE — (Continued)
*	Eton Pharmaceuticals, Inc.	5,998	$278,427
*	Evolent Health, Inc., Class A	547	1,690
*	Exagen, Inc.	8,014	36,303
*	EyePoint, Inc.	182,095	2,230,664
*	Fate Therapeutics, Inc.	70,190	171,966
*	First Tracks Biotherapeutics, Inc.	7,488	329,772
*	Fortrea Holdings, Inc.	206,855	3,965,410
*	Fulcrum Therapeutics, Inc.	168,604	603,602
*	Fulgent Genetics, Inc.	102,809	1,701,489
*	GeneDx Holdings Corp.	71,590	4,661,225
*	Ginkgo Bioworks Holdings, Inc.	63,224	511,482
*	GoodRx Holdings, Inc., Class A	60,942	187,092
#*	GRAIL, Inc.	111,262	7,628,123
*	Guardian Pharmacy Services, Inc., Class A	88,795	3,510,066
*	Gyre Therapeutics, Inc.	9,892	56,879
*	Haemonetics Corp.	156,908	13,421,910
*	Harmony Biosciences Holdings, Inc.	187,204	6,597,069
#*	Harrow, Inc.	117,718	4,563,927
	HealthStream, Inc.	133,302	3,737,788
*	ICU Medical, Inc.	80,584	13,579,210
*	Ideaya Biosciences, Inc.	270,805	9,613,577
*	ImmuCell Corp.	1,763	19,763
#*	Immunome, Inc.	57,740	1,314,162
*	Indivior Pharmaceuticals, Inc.	253,277	10,133,613
*	InfuSystem Holdings, Inc.	63,868	583,754
*	Innovage Holding Corp.	76,007	863,440
*	Innoviva, Inc.	274,079	5,747,437
*	Inogen, Inc.	84,571	545,483
*	Integer Holdings Corp.	129,733	15,724,937
*	Integra LifeSciences Holdings Corp.	201,654	3,357,539
#*	Intellia Therapeutics, Inc.	382,436	4,084,416
#*	Iovance Biotherapeutics, Inc.	1,202,781	4,895,319
	iRadimed Corp.	44,359	4,030,459

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Ironwood Pharmaceuticals, Inc.	538,751	$2,278,917
*	Janux Therapeutics, Inc.	119,035	1,805,761
#*	Joint Corp.	24,937	206,728
*	Journey Medical Corp.	3,125	19,906
*	Keros Therapeutics, Inc.	58,103	585,097
*	Kewaunee Scientific Corp.	21,442	765,908
»	Kezar Life Sciences, Inc.	3,935	1,318
*	Kiniksa Pharmaceuticals International PLC	146,157	10,865,311
*	Korro Bio, Inc.	1,298	13,460
*	Kura Oncology, Inc.	157,321	1,417,462
*	Kyverna Therapeutics, Inc.	6,614	48,282
*	Lantheus Holdings, Inc.	161,792	16,120,955
*	Larimar Therapeutics, Inc.	134,273	512,923
#	LeMaitre Vascular, Inc.	79,082	8,012,588
*	LENSAR, Inc.	22,817	114,313
*	LeonaBio, Inc.	3,774	26,644
#*	Lexeo Therapeutics, Inc.	205,888	850,317
*	LifeStance Health Group, Inc.	1,077,929	11,296,696
#*	Ligand Pharmaceuticals, Inc.	77,487	22,280,612
*	Lipocine, Inc.	5,040	10,685
#*	Liquidia Corp.	24,448	2,056,321
*	LivaNova PLC	178,167	14,278,303
*	Lyell Immunopharma, Inc.	11,421	147,788
*	MacroGenics, Inc.	15,624	57,653
*	MannKind Corp.	9,541	37,305
*	Maravai LifeSciences Holdings, Inc., Class A	259,936	1,707,780
*	MBX Biosciences, Inc.	48,432	3,193,122
*	Merit Medical Systems, Inc.	105,351	8,955,889
*††	Merrimack Pharmaceuticals, Inc.	145,158	0
	Mesa Laboratories, Inc.	18,417	1,856,618
*	MiMedx Group, Inc.	174,969	722,622
		Shares	Value†
HEALTH CARE — (Continued)
*	Mineralys Therapeutics, Inc.	59,414	$1,516,245
††	Mirati Therapeutics, Inc.	65,800	196,084
#*	Monte Rosa Therapeutics, Inc.	189,197	3,125,534
*	Myriad Genetics, Inc.	180,742	516,922
	National HealthCare Corp.	92,566	20,922,693
*	Nautilus Biotechnology, Inc.	55,738	54,456
*	Neogen Corp.	544,034	6,550,169
*	NeoGenomics, Inc.	426,886	6,527,087
*††	Neoleukin Therapeutics, Inc.	2,887	0
*	Neumora Therapeutics, Inc.	16,208	26,095
#*	Neurogene, Inc.	12,271	403,593
*	Nexgel, Inc.	198	82
*	NextCure, Inc.	22	91
*	Nkarta, Inc.	63,171	132,027
*	Novocure Ltd.	254,546	3,777,463
	NRC Health	119,652	2,334,411
*	Nurix Therapeutics, Inc.	310,380	7,203,920
#*	Nutex Health, Inc.	829	122,219
#*	Nuvation Bio, Inc.	956,074	6,051,948
#*	Ocular Therapeutix, Inc.	487,840	3,985,653
*	Olema Pharmaceuticals, Inc.	234,578	2,685,918
*»	OmniAb, Inc. (2200963D US)	35,754	0
*»	OmniAb, Inc. (2200964D US)	35,754	0
*	OmniAb, Inc. (OABI UQ)	70,600	139,788
*	Omnicell, Inc.	147,276	5,209,152
#*††	Opiant Pharmaceuticals, Inc.	15,320	0
*	OptimizeRx Corp.	22,633	136,930
#*	Option Care Health, Inc.	494,307	11,383,890
*	OraSure Technologies, Inc.	243,672	986,872
*	Organogenesis Holdings, Inc.	239,079	566,617
	Organon & Co.	586,753	7,950,503
*	ORIC Pharmaceuticals, Inc.	298,286	3,302,026
*	Orthofix Medical, Inc.	120,099	1,417,168
*	OrthoPediatrics Corp.	66,693	1,346,532
#*	Oruka Therapeutics, Inc.	28,599	2,760,089

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Ovid therapeutics, Inc.	67,899	$150,736
*	Owlet, Inc.	11,221	57,676
#*	Pacific Biosciences of California, Inc.	189,044	264,662
*	Pacira BioSciences, Inc.	154,462	4,079,341
*	PACS Group, Inc.	40,628	1,869,294
#*††	PDL BioPharma, Inc.	616,320	191,059
*	Pediatrix Medical Group, Inc.	312,158	8,275,309
*	Pennant Group, Inc.	120,974	4,877,672
	Perrigo Co. PLC	112,049	1,132,815
*	Personalis, Inc.	238,853	3,023,879
*	Perspective Therapeutics, Inc.	237,159	690,133
	Phibro Animal Health Corp., Class A	73,924	2,685,659
††	Poseida Therapeutics, Inc.	65,427	93,561
#*	Precipio, Inc.	2,616	56,636
#*	Precision BioSciences, Inc.	16,887	118,040
*	Prelude Therapeutics, Inc.	8,690	39,974
*	Prestige Consumer Healthcare, Inc.	285,192	14,322,342
*	Prime Medicine, Inc.	10,367	30,272
*	Privia Health Group, Inc.	407,743	9,651,277
#*	Procept Biorobotics Corp.	13,916	259,116
*	Pro-Dex, Inc.	3,580	209,681
*	Progyny, Inc.	229,890	7,156,476
*	Protalix BioTherapeutics, Inc.	87,615	207,648
*	Protara Therapeutics, Inc.	131,860	516,891
#*	Prothena Corp. PLC	169,340	1,375,041
*	PTC Therapeutics, Inc.	1,950	132,620
*	Puma Biotechnology, Inc.	141,179	1,119,549
*	Pyxis Oncology, Inc.	10,263	27,197
*	Q32 Bio, Inc.	4,890	76,675
*	Quanterix Corp.	159,063	553,539
*	QuidelOrtho Corp.	12,322	206,640
#*	RadNet, Inc.	118,571	7,562,458
*	Rafael Holdings, Inc., Class B	92,711	179,859
*	Rallybio Corp.	4,605	73,358
*	Rapid Micro Biosystems, Inc., Class A	14,363	30,593
*	Rapport Therapeutics, Inc.	79,659	3,264,426
		Shares	Value†
HEALTH CARE — (Continued)
*	REGENXBIO, Inc.	111,081	$1,076,375
#*	Relay Therapeutics, Inc.	507,597	9,558,052
#*	Replimune Group, Inc.	85,481	957,387
*	Rezolute, Inc.	144,130	680,294
*	Rigel Pharmaceuticals, Inc.	32,238	1,186,681
*	Rocket Pharmaceuticals, Inc.	248,021	771,345
††	Sage Therapeutics, Inc.	87,430	271
#*	Sagimet Biosciences, Inc., Class A	67,035	476,619
*	Sana Biotechnology, Inc.	17,628	55,176
*	Sanara Medtech, Inc.	3,812	129,074
*	Sarepta Therapeutics, Inc.	271,149	4,029,274
*	Schrodinger, Inc.	170,746	2,585,094
*	SCYNEXIS, Inc.	4,831	23,382
*	Seer, Inc.	37,826	83,974
*	Senseonics Holdings, Inc.	3,513	17,670
*	Sensus Healthcare, Inc.	13,502	39,291
*	Septerna, Inc.	15,708	541,141
*	Seres Therapeutics, Inc.	7,662	37,007
#*	Shattuck Labs, Inc.	17,214	121,703
*	SI-BONE, Inc.	130,173	2,311,872
	SIGA Technologies, Inc.	255,849	836,626
#*	Sight Sciences, Inc.	83,670	440,104
#*	Simulations Plus, Inc.	8,467	154,353
#*	Solid Biosciences, Inc.	196,707	1,585,458
#*	Sonida Senior Living, Inc.	23,016	928,926
*	Sotera Health Co.	813,478	14,528,717
*	Spero Therapeutics, Inc.	46,660	54,592
*	Spruce Biosciences, Inc.	1,968	84,289
#*	Spyre Therapeutics, Inc.	46,121	4,535,078
*	STAAR Surgical Co.	147,726	3,598,605
*	Stoke Therapeutics, Inc.	158,378	4,570,789
*	Strata Critical Medical, Inc.	231,992	1,164,600
*	Supernus Pharmaceuticals, Inc.	210,569	9,397,694
#*	Surgery Partners, Inc.	264,238	4,069,265

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Tactile Systems Technology, Inc.	70,128	$1,975,506
*	Tango Therapeutics, Inc.	153,967	4,184,823
#*	Taysha Gene Therapies, Inc.	128,087	750,590
*	Tectonic Therapeutic, Inc.	2,930	82,128
*	Teladoc Health, Inc.	373,773	2,508,017
	Teleflex, Inc.	74,338	10,162,748
*	Tenax Therapeutics, Inc.	53,228	729,224
#*	TG Therapeutics, Inc.	109,785	5,712,114
*	Theravance Biopharma, Inc.	101,443	1,710,329
*††	Third Harmonic Bio, Inc.	11,106	0
*	Tonix Pharmaceuticals Holding Corp.	6,874	68,809
#*	TransMedics Group, Inc.	95,638	7,317,263
*	Twist Bioscience Corp.	61,060	5,590,043
#*	Tyra Biosciences, Inc.	48,076	1,532,663
	U.S. Physical Therapy, Inc.	53,996	4,268,924
#*	UFP Technologies, Inc.	29,298	7,464,544
#*	Unicycive Therapeutics, Inc.	16,397	82,149
*	Upstream Bio, Inc.	73,550	464,101
	Utah Medical Products, Inc.	30,301	2,136,827
*	Vanda Pharmaceuticals, Inc.	197,969	1,009,642
*	Varex Imaging Corp.	59,457	665,324
#*	Vera Therapeutics, Inc.	145,960	4,685,316
*	Veracyte, Inc.	287,184	13,302,363
#*	Verastem, Inc.	83,454	484,033
*	Vericel Corp.	185,377	8,519,927
*	Verrica Pharmaceuticals, Inc.	2,088	10,899
††	Verve Therapeutics, Inc.	75,441	140,320
#*	Viking Therapeutics, Inc.	350,016	11,109,508
*	Vir Biotechnology, Inc.	519,153	4,495,865
#*	Viridian Therapeutics, Inc.	284,689	5,386,316
*	Voyager Therapeutics, Inc.	27,398	83,016
*	WaVe Life Sciences Ltd.	284,955	1,570,102
		Shares	Value†
HEALTH CARE — (Continued)
*	Waystar Holding Corp.	251,195	$5,302,726
*	Xencor, Inc.	162,424	3,282,589
*	Xeris Biopharma Holdings, Inc.	258,428	2,088,098
»	XOMA Royalty Corp.	34,681	40,577
#*	Zenas Biopharma, Inc.	2,331	73,287
*	Zentalis Pharmaceuticals, Inc.	76,741	363,752
*	Zevra Therapeutics, Inc.	160,658	1,527,858
*	Zymeworks, Inc.	166,863	3,660,974
TOTAL HEALTH CARE			999,834,748
INDUSTRIALS — (15.7%)
#*	3D Systems Corp.	340,874	899,907
*	AAR Corp.	257,097	36,003,864
	ABM Industries, Inc.	236,650	11,337,902
	ACCO Brands Corp.	42,668	180,059
	Aebi Schmidt Holding AG	134,094	1,728,472
*	AerSale Corp.	61,041	378,454
*	AirJoule Technologies Corp.	12,151	51,399
	Alamo Group, Inc.	42,336	6,734,811
*	Alaska Air Group, Inc.	96,402	4,574,275
	Albany International Corp., Class A	106,298	7,920,264
*	Allegiant Travel Co.	68,197	6,688,762
	Allient, Inc.	61,232	5,355,351
#*	Alta Equipment Group, Inc.	46,262	304,404
*	Amentum Holdings, Inc.	23,997	532,733
#*	Ameresco, Inc., Class A	124,538	2,624,016
*	American Superconductor Corp.	99,520	2,922,902
	Apogee Enterprises, Inc.	76,289	3,021,044
	ArcBest Corp.	85,763	12,379,889
#*	Archer Aviation, Inc., Class A	54,990	255,154
	Arcosa, Inc.	85,946	12,479,359
	Argan, Inc.	92,711	52,885,136
	Astec Industries, Inc.	80,581	4,082,233
#*	Astronics Corp. (ATRO US)	129,981	9,032,380
#*	Astronics Corp. (ATROB US), Class B	69,367	4,787,710
*	Asure Software, Inc.	15,433	123,927
	Atkore, Inc.	97,099	7,084,343

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Atmus Filtration Technologies, Inc.	138,716	$7,161,907
*	Avis Budget Group, Inc.	616	84,663
	AZZ, Inc.	79,096	11,446,773
*	Babcock & Wilcox Enterprises, Inc.	144,828	1,349,797
	Barrett Business Services, Inc.	89,710	3,502,278
	BGSF, Inc.	11,230	62,327
#*	Blue Bird Corp.	81,770	6,082,870
*	BlueLinx Holdings, Inc.	31,581	1,712,322
	Boise Cascade Co.	207,152	15,822,270
*	Bowman Consulting Group Ltd.	29,619	795,270
	Brady Corp., Class A	122,283	11,527,618
*	BrightView Holdings, Inc.	228,908	2,984,960
#	Brink's Co.	94,605	11,205,962
*	Broadwind, Inc.	3,827	15,308
*	Cadeler AS (CDLR US), ADR	634	14,398
#	Cadre Holdings, Inc.	96,397	2,971,920
*	Casella Waste Systems, Inc., Class A	16,963	1,521,751
*	CBIZ, Inc.	77,904	4,290,952
*	CECO Environmental Corp.	268,951	17,721,181
*	Centuri Holdings, Inc.	230,169	6,407,905
	Chicago Rivet & Machine Co.	17,700	184,080
*	Cimpress PLC	87,544	8,640,593
#*	Civeo Corp.	40,247	1,268,183
#*	Clarivate PLC	736,001	1,457,282
	Columbus McKinnon Corp.	81,773	1,567,588
*	Commercial Vehicle Group, Inc.	44,616	202,110
	CompX International, Inc.	21,197	600,087
#	Concentrix Corp.	16,922	416,281
*	Concrete Pumping Holdings, Inc.	131,204	1,276,615
*	Conduent, Inc.	399,984	627,975
*	Construction Partners, Inc., Class A	367	37,929
	Copa Holdings SA, Class A	49,031	6,924,158
*	Costamare Bulkers Holdings Ltd.	105,497	2,063,521
	Costamare, Inc.	427,679	6,663,239
	Covenant Logistics Group, Inc.	75,045	2,665,598
*»	CPI Aerostructures, Inc.	2,670	13,377
		Shares	Value†
INDUSTRIALS — (Continued)
	CRA International, Inc.	30,651	$5,487,449
	CSW Industrials, Inc.	22,046	7,031,131
*	Custom Truck One Source, Inc.	267,547	2,715,602
	Deluxe Corp.	155,889	4,032,848
*	Distribution Solutions Group, Inc.	101,931	3,523,755
*	DLH Holdings Corp.	14,417	70,355
*	DNOW, Inc.	692,358	9,776,095
	Douglas Dynamics, Inc.	103,553	4,569,794
*	Ducommun, Inc.	55,074	9,859,347
*	DXP Enterprises, Inc.	106,385	16,704,573
	Eastern Co.	45,468	1,078,501
*	Energy Recovery, Inc.	75,669	654,537
	Enerpac Tool Group Corp.	199,206	7,119,622
	EnerSys	59,819	11,129,325
	Ennis, Inc.	93,050	2,028,490
	Enpro, Inc.	47,825	15,013,224
*	Enviri Corp.	96,342	2,136,866
	Esab Corp.	11,011	952,782
	ESCO Technologies, Inc.	29,130	9,184,398
	Espey Mfg. & Electronics Corp.	16,582	981,157
*	Everus Construction Group, Inc.	99,232	12,446,670
	EVI Industries, Inc.	36,137	508,448
*	ExlService Holdings, Inc.	145,446	4,934,983
	Exponent, Inc.	108,373	7,244,735
#*	First Advantage Corp.	234,324	4,648,988
#*	Fluence Energy, Inc.	319,423	4,449,562
#*	Forrester Research, Inc.	52,155	599,783
	Fortune Brands Innovations, Inc.	81,406	4,010,060
#*	Forward Air Corp.	28,787	404,457
#*	Franklin Covey Co.	62,592	1,342,598
	Franklin Electric Co., Inc.	57,114	5,980,978
*	FreightCar America, Inc.	23,330	185,940
#*	Frontier Group Holdings, Inc.	183,558	1,239,017
#	FTAI Infrastructure, Inc.	18,137	67,651
*	FTI Consulting, Inc.	19,907	3,172,778
#*	FuelCell Energy, Inc.	163,080	3,524,159
*	Gates Industrial Corp. Ltd.	20,801	582,012
	Genco Shipping & Trading Ltd.	151,996	3,881,978
*	Gencor Industries, Inc.	45,380	646,211
	Genpact Ltd.	118,934	4,182,909

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gibraltar Industries, Inc.	141,196	$5,966,943
	Global Industrial Co.	193,157	6,903,431
	Gorman-Rupp Co.	167,169	13,572,451
*	Graham Corp.	38,304	3,673,354
#	Granite Construction, Inc.	161,055	19,482,823
	Greenbrier Cos., Inc.	118,078	5,815,342
	Griffon Corp.	170,776	14,715,768
*	GXO Logistics, Inc.	77,835	3,904,204
*	Hayward Holdings, Inc.	566,632	8,573,142
*	Healthcare Services Group, Inc.	194,510	4,532,083
	Heartland Express, Inc.	188,982	2,311,250
	Helios Technologies, Inc.	119,563	9,315,153
	Herc Holdings, Inc.	34,877	5,236,433
	Hexcel Corp.	25,070	2,580,957
*	Hillman Solutions Corp.	462,819	3,642,386
	HNI Corp.	243,038	10,939,140
	Hub Group, Inc., Class A	353,341	16,440,957
*	Hudson Technologies, Inc.	135,260	816,970
*	Hurco Cos., Inc.	40,830	850,897
*	Huron Consulting Group, Inc.	159,461	24,201,396
*	Hyliion Holdings Corp.	111,850	398,186
	Hyster-Yale, Inc.	49,803	1,664,914
*	IBEX Holdings Ltd.	30,060	1,062,320
	ICF International, Inc.	68,737	5,562,198
#*	Innodata, Inc.	73,764	4,634,592
*	Innovative Solutions & Support, Inc.	62,336	1,140,125
	Insteel Industries, Inc.	72,342	2,217,282
	Interface, Inc.	205,580	7,043,171
*	Janus International Group, Inc.	162,615	834,215
*	JELD-WEN Holding, Inc.	112,922	160,349
*	JetBlue Airways Corp.	1,237,628	7,462,897
	Kadant, Inc.	43,362	13,333,815
	Karat Packaging, Inc.	25,392	1,021,774
	KBR, Inc.	185,726	6,799,429
	Kelly Services, Inc., Class A	253,843	3,767,030
	Kennametal, Inc.	240,588	8,172,774
	Kforce, Inc.	63,689	3,615,625
	Korn Ferry	148,752	12,237,827
*	L.B. Foster Co., Class A	68,362	2,811,729
	Landstar System, Inc.	37,260	6,511,930
*	Legalzoom.com, Inc.	426,205	3,354,233
		Shares	Value†
INDUSTRIALS — (Continued)
*	Limbach Holdings, Inc.	41,730	$2,992,041
	Lindsay Corp.	40,146	4,448,980
*	Liquidity Services, Inc.	106,808	4,163,376
	Louisiana-Pacific Corp.	43,969	3,184,675
	LSI Industries, Inc.	92,385	2,160,885
	Luxfer Holdings PLC	24,042	409,435
*	Lyft, Inc., Class A	260,374	4,129,532
*	Manitowoc Co., Inc.	97,096	1,344,780
	ManpowerGroup, Inc.	92,365	4,841,773
	Marten Transport Ltd.	290,128	4,290,993
*	Mastech Digital, Inc.	46,625	361,810
*	Masterbrand, Inc.	431,221	3,557,573
*	Matrix Service Co.	98,040	1,137,264
	Matson, Inc.	118,542	24,015,424
	Maximus, Inc.	140,432	8,461,028
#*	Mayville Engineering Co., Inc.	64,218	1,648,476
	McGrath RentCorp	85,879	9,888,967
*	Mercury Systems, Inc.	90,092	8,747,933
	Miller Industries, Inc.	42,243	2,124,823
	MillerKnoll, Inc.	231,535	5,214,168
*	Mistras Group, Inc.	106,653	1,622,192
	MSC Industrial Direct Co., Inc., Class A	100,371	12,385,781
	Mueller Water Products, Inc., Class A	576,931	14,561,738
*	MYR Group, Inc.	23,300	7,764,026
	National Presto Industries, Inc.	34,842	4,230,516
	NL Industries, Inc.	96,157	551,941
*	NN, Inc.	19,573	64,787
*	NPK International, Inc.	422,961	5,282,783
*	NWPX Infrastructure, Inc.	51,420	6,328,774
	Omega Flex, Inc.	57,373	1,690,209
#*	Onterris, Inc.	13,818	290,040
*	OPENLANE, Inc.	501,425	19,936,658
*	Optex Systems Holdings, Inc.	4,874	55,027
*	Orion Group Holdings, Inc.	139,092	1,360,320
*	PAMT Corp.	158,393	2,552,503
	Pangaea Logistics Solutions Ltd.	114,253	869,465
	Park Aerospace Corp.	80,005	2,712,170
	Park-Ohio Holdings Corp.	97,768	3,903,876
*	Parsons Corp.	11,644	514,781
*	Paylocity Holding Corp.	5,225	720,501
*»	Pegasus Cos., Inc. PEGX US	40	2,730

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Perma-Fix Environmental Services, Inc.	19,943	$331,054
*	Perma-Pipe International Holdings, Inc.	32,004	772,897
*	Pioneer Power Solutions, Inc.	6,733	19,593
	Pitney Bowes, Inc.	331,049	5,803,289
#*	Plug Power, Inc.	3,236,061	6,666,286
	Powell Industries, Inc.	149,700	31,239,396
*	Power Solutions International, Inc.	12,779	352,828
	Preformed Line Products Co.	46,482	16,593,144
	Primoris Services Corp.	2,720	229,595
*	Proto Labs, Inc.	69,865	5,243,368
	Quad/Graphics, Inc.	259,257	2,693,680
	Quanex Building Products Corp.	119,991	2,140,639
*	Radiant Logistics, Inc.	169,135	1,393,672
*	RCM Technologies, Inc.	21,550	609,650
*	Resideo Technologies, Inc.	344,798	11,826,571
#	Resources Connection, Inc.	12,641	55,241
#	Robert Half, Inc.	238,892	9,030,118
	Rush Enterprises, Inc. (RUSHA US), Class A	235,248	18,770,438
	Rush Enterprises, Inc. (RUSHB US), Class B	194,295	15,102,550
#*	RXO, Inc.	341,396	6,913,269
	Schneider National, Inc., Class B	121,298	4,335,191
	Science Applications International Corp.	72,676	8,512,540
	Sensata Technologies Holding PLC	227,532	10,532,456
*	Shoals Technologies Group, Inc., Class A	406,780	3,555,257
*	SIFCO Industries, Inc.	45,608	1,175,774
*	SiteOne Landscape Supply, Inc.	17,183	1,622,763
*	SkyWest, Inc.	185,529	19,846,037
#*	Spire Global, Inc.	5,166	59,202
	Standex International Corp.	54,731	16,227,742
*	Star Equity Holdings, Inc.	1,355	14,526
*	Sunrun, Inc.	731,809	7,179,046
#	TaskUS, Inc., Class A	44,290	268,840
		Shares	Value†
INDUSTRIALS — (Continued)
*	Taylor Devices, Inc.	3,413	$175,189
#	Tecnoglass Holdings, Inc.	174,672	7,587,752
#	Tennant Co.	64,983	5,460,522
	Terex Corp.	122,821	7,718,072
*	TIC Solutions, Inc.	431,231	3,152,299
*	Titan International, Inc.	239,076	1,726,129
*	Titan Machinery, Inc.	77,996	1,325,152
*	Transcat, Inc.	33,362	2,848,114
*	Trex Co., Inc.	120,681	5,232,728
	TriNet Group, Inc.	76,616	5,043,631
	Trinity Industries, Inc.	342,111	10,687,548
*	TrueBlue, Inc.	102,747	727,449
*	TTEC Holdings, Inc.	1,834	4,567
	Tutor Perini Corp.	225,294	18,868,373
	Twin Disc, Inc.	58,551	1,335,548
#*††	U.S. Airways Group, Inc.	5,375	0
	UFP Industries, Inc.	38,106	3,305,314
*	Ultralife Corp.	60,767	315,381
	UniFirst Corp.	37,634	11,026,009
	Universal Logistics Holdings, Inc.	78,796	1,054,290
#*	Upwork, Inc.	185,591	1,700,014
*	V2X, Inc.	86,024	7,762,806
*	Verra Mobility Corp.	249,684	1,320,828
*	Vestis Corp.	147,292	2,129,842
	Virco Mfg. Corp.	59,237	358,384
	VSE Corp.	45,880	8,918,613
	Wabash National Corp.	402,905	5,060,487
	Werner Enterprises, Inc.	188,844	7,066,542
*	Willdan Group, Inc.	49,534	3,394,565
	Willis Lease Finance Corp.	210,234	14,995,991
#	WillScot Holdings Corp.	373,421	9,066,662
	Worthington Enterprises, Inc.	181,141	10,181,936
TOTAL INDUSTRIALS			1,324,237,204
INFORMATION TECHNOLOGY — (10.8%)
*	8x8, Inc.	70,890	134,691
*	908 Devices, Inc.	6,110	48,941
#	A10 Networks, Inc.	258,635	7,647,837
*	ACI Worldwide, Inc.	143,219	8,210,745
*	ACM Research, Inc., Class A	126,982	9,964,278
	Adeia, Inc.	392,556	10,461,617
#*	ADTRAN Holdings, Inc.	208,784	1,776,752
#*	Agilysys, Inc.	58,353	6,136,401
*	Airgain, Inc.	31,855	184,440
*	Alarm.com Holdings, Inc.	182,870	10,012,132

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Alithya Group, Inc., Class A	48,099	$37,940
#*	Alkami Technology, Inc.	132,558	2,408,579
#*	Allegro MicroSystems, Inc.	66,380	2,754,770
*	Alpha & Omega Semiconductor Ltd.	113,504	3,602,617
#*	Ambarella, Inc.	87,596	7,533,256
	Amdocs Ltd.	29,316	1,633,488
*	AmpliTech Group, Inc.	24,288	112,939
*	Amplitude, Inc., Class A	118,896	1,055,796
*	Amtech Systems, Inc.	46,592	714,721
*	Appfolio, Inc., Class A	2,841	511,920
*	Arlo Technologies, Inc.	112,440	1,655,117
*	AstroNova, Inc.	56,863	1,646,184
*	AvePoint, Inc.	555,988	7,244,524
*	Aviat Networks, Inc.	37,457	767,119
	Avnet, Inc.	121,950	10,834,038
*	Aware, Inc.	75,640	90,768
*	Axcelis Technologies, Inc.	94,628	12,337,599
*	AXT, Inc.	72,907	4,405,770
*	Backblaze, Inc., Class A	129,860	1,781,679
#	Badger Meter, Inc.	60,107	8,075,375
	Bel Fuse, Inc. (BELFA US), Class A	19,220	4,288,559
#	Bel Fuse, Inc. (BELFB US), Class B	34,930	9,499,912
	Belden, Inc.	150,101	18,620,029
	Benchmark Electronics, Inc.	266,736	21,277,531
#*	Bill Holdings, Inc.	297,788	13,439,172
*	BK Technologies Corp.	10,653	852,240
#*	BlackLine, Inc.	69,891	2,194,577
*	Box, Inc., Class A	433,615	13,680,553
#*	Braze, Inc., Class A	231,630	5,772,220
*	Calix, Inc.	189,300	6,795,870
*	CCC Intelligent Solutions Holdings, Inc.	1,560,244	9,501,886
*	Cerence, Inc.	73,096	622,778
*	CEVA, Inc.	92,367	3,015,783
#*	Cipher Digital, Inc.	373,728	8,341,609
#*	Cleanspark, Inc.	839,112	11,546,181
	Clear Secure, Inc., Class A	57,982	3,202,926
*	Clearfield, Inc.	39,859	1,206,133
	Climb Global Solutions, Inc.	64,351	1,725,250
*	Coda Octopus Group, Inc.	2,199	22,298
#*	Cohu, Inc.	199,447	9,571,462
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Commvault Systems, Inc.	6,134	$722,585
*	Comtech Telecommunications Corp.	22,821	38,339
*	Consensus Cloud Solutions, Inc.	51,042	1,857,929
#*	Corsair Gaming, Inc.	224,785	2,384,969
*	CPI Card Group, Inc.	4,042	85,165
*	CPS Technologies Corp.	10,459	40,999
	Crane NXT Co.	162,753	8,455,018
*	Crexendo, Inc.	40,968	281,860
*	CS Disco, Inc.	163,485	637,591
	CSP, Inc.	96,376	762,334
	CTS Corp.	139,990	8,976,159
*	CVD Equipment Corp.	25,326	182,600
#*	Daily Journal Corp.	4,770	2,800,467
*	Daktronics, Inc.	179,862	3,555,872
*	Data I/O Corp.	46,137	131,029
*	Diebold Nixdorf, Inc.	90,006	6,623,542
*	Digi International, Inc.	186,138	12,977,541
*	Digital Turbine, Inc.	108,026	870,690
*	Diodes, Inc.	103,483	8,518,721
	Dolby Laboratories, Inc., Class A	660	38,815
*	DXC Technology Co.	384,180	4,318,183
*	Eastman Kodak Co.	286,279	2,404,744
*	eGain Corp.	80,756	550,756
*	Elastic NV	574	37,763
#*	Enphase Energy, Inc.	147,306	5,529,867
#*	EPAM Systems, Inc.	34,330	3,623,875
	ePlus, Inc.	92,164	8,516,875
*	Everforth, Inc.	91,731	2,608,830
*	Everspin Technologies, Inc.	64,277	933,945
*	Fastly, Inc., Class A	425,362	9,638,703
*	Five9, Inc.	153,866	4,232,854
*	Frequency Electronics, Inc.	36,406	2,110,456
*	Freshworks, Inc., Class A	834,189	9,472,216
*	Gitlab, Inc., Class A	47,690	1,645,782
*	Grid Dynamics Holdings, Inc.	59,853	412,387
*	GSI Technology, Inc.	6,523	36,594
	Hackett Group, Inc.	202,586	2,171,722
*	Harmonic, Inc.	408,947	4,723,338
#*	I3 Verticals, Inc., Class A	84,151	1,772,220
*	Ichor Holdings Ltd.	114,391	8,610,211
*	Identiv, Inc.	48,715	128,608
	Immersion Corp.	12,603	95,279
#*	indie Semiconductor, Inc., Class A	232,566	751,188
	Information Services Group, Inc.	145,438	605,022

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Inseego Corp.	48,043	$337,742
*	Insight Enterprises, Inc.	64,648	8,335,067
*	Intapp, Inc.	133,415	4,361,336
*	Intellicheck, Inc.	14,603	52,717
*	inTEST Corp.	45,956	567,557
*	IPG Photonics Corp.	90,303	7,681,173
*	Itron, Inc.	115,471	11,507,840
*	Keel Infrastructure Corp. KEEL US	1,344	5,336
*	Key Tronic Corp.	62,233	245,198
*	Kimball Electronics, Inc.	150,222	3,714,990
#*	Klaviyo, Inc., Class A	54,140	965,858
*	Knowles Corp.	428,309	15,671,826
	Kulicke & Soffa Industries, Inc.	194,312	17,332,630
*	KVH Industries, Inc.	71,639	663,377
*	Kyndryl Holdings, Inc.	183,058	2,480,436
*	Lantronix, Inc.	128,734	692,589
#*	LGL Group, Inc.	51,187	353,190
#*	Life360, Inc.	7,068	382,025
*	LiveRamp Holdings, Inc.	212,193	8,035,749
*	Magnachip Semiconductor Corp.	92,989	303,144
#*	MARA Holdings, Inc.	367,733	4,162,738
*	MaxLinear, Inc.	278,557	18,613,179
	Methode Electronics, Inc.	115,214	1,611,844
#*	Mirion Technologies, Inc.	257,044	3,850,519
*	Mitek Systems, Inc.	140,922	2,353,397
*	M-Tron Industries, Inc.	10,281	846,949
*	N-able, Inc.	83,941	392,844
	Napco Security Technologies, Inc.	124,324	4,609,934
*	nCino, Inc.	75,546	1,394,579
#*	NCR Voyix Corp.	238,481	1,972,238
*	NETGEAR, Inc.	93,891	2,268,407
*	NetScout Systems, Inc.	288,786	11,744,927
	Network-1 Technologies, Inc.	41,388	67,049
*	nLight, Inc.	129,257	8,892,882
#*	Novanta, Inc.	60,612	8,640,241
#	NVE Corp.	15,675	1,822,532
*	One Stop Systems, Inc.	12,335	150,857
	OneSpan, Inc.	99,590	1,541,653
*	Ooma, Inc.	66,281	1,441,612
#*	Optical Cable Corp.	27,967	415,590
#*	OSI Systems, Inc.	61,580	13,633,196
#*	Ouster, Inc.	46,405	1,810,259
*	PagerDuty, Inc.	77,180	816,564
	PC Connection, Inc.	131,357	10,997,208
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	PDF Solutions, Inc.	127,407	$5,872,189
	Pegasystems, Inc.	100,590	3,073,024
*	Penguin Solutions, Inc.	260,800	13,725,904
*	Photronics, Inc.	266,467	8,071,285
*	Pixelworks, Inc.	1,695	10,187
*	Plexus Corp.	175,122	44,015,163
#*	Porch Group, Inc.	265,568	3,837,458
	Power Integrations, Inc.	145,670	8,843,626
*	Powerfleet, Inc. NJ	332,211	1,302,267
*	Progress Software Corp.	161,405	6,551,429
*	Q2 Holdings, Inc.	159,972	9,737,496
*	Qualys, Inc.	97,491	14,111,822
*	QuickLogic Corp.	2,750	36,053
#*	Rackspace Technology, Inc.	427,930	1,767,351
*	Red Violet, Inc.	33,567	2,328,878
*	Research Solutions, Inc.	4,781	10,518
*	RF Industries Ltd.	38,238	471,092
*	Ribbon Communications, Inc.	537,371	1,149,974
	Richardson Electronics Ltd.	94,921	1,736,105
*	Rimini Street, Inc.	96,176	462,607
	RingCentral, Inc., Class A	245,840	13,673,621
#*	Riot Platforms, Inc.	418,065	8,432,371
*	Rogers Corp.	70,082	8,653,025
*	ScanSource, Inc.	134,692	7,626,261
*	SentinelOne, Inc., Class A	351,062	6,691,242
*	Silicon Laboratories, Inc.	43,615	9,486,262
*	Silvaco Group, Inc.	9,732	75,715
#*»	SkyWater Technology, Inc.	39,298	1,288,188
#*	SolarEdge Technologies, Inc.	34,771	1,432,565
*	SoundThinking, Inc.	27,367	212,094
#*	Sprinklr, Inc., Class A	334,104	2,124,901
*	SPS Commerce, Inc.	15,741	1,155,232
»	SRAX, Inc.	29,242	2,924
#*	Synaptics, Inc.	126,803	13,608,498
*	Tao Synergies, Inc.	800	2,632
*	Telos Corp.	214,658	953,082
*	Tenable Holdings, Inc.	293,056	9,565,348
#*	Teradata Corp.	291,935	9,047,066
*	TransAct Technologies, Inc.	35,252	182,605
#*	Trio-Tech International	28,538	284,809
*	TSS, Inc.	4,252	42,180
*	Tucows, Inc., Class A	1,059	16,351

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Turtle Beach Corp.	57,598	$705,575
#*	UiPath, Inc., Class A	317,192	4,047,370
*	Ultra Clean Holdings, Inc.	166,252	13,850,454
*	Unisys Corp.	222,361	638,176
	Universal Display Corp.	55,793	4,472,367
*	Varonis Systems, Inc.	30,477	1,217,556
#*	Veeco Instruments, Inc.	215,494	10,774,700
*	Viant Technology, Inc., Class A	45,117	531,027
#*	Viasat, Inc.	233,567	17,968,309
	Vishay Intertechnology, Inc.	183,363	6,274,682
*	Vishay Precision Group, Inc.	85,805	7,898,350
#	Vistance Networks, Inc.	665,534	7,813,369
	Vontier Corp.	230,915	7,419,299
*	WidePoint Corp.	4,907	49,904
*	Xperi, Inc.	115,504	890,536
*	Yext, Inc.	282,246	1,541,063
#*	Zeta Global Holdings Corp., Class A	372,781	8,052,070
TOTAL INFORMATION TECHNOLOGY			907,389,830
MATERIALS — (4.4%)
	AdvanSix, Inc.	87,015	1,745,521
*	Alpha Metallurgical Resources, Inc.	52,734	7,232,995
*	Alto Ingredients, Inc.	81,106	386,065
#*	American Battery Technology Co.	241,256	504,225
*	American Vanguard Corp.	23,302	55,692
*	Ampco-Pittsburgh Corp.	8,665	69,667
	Ardagh Metal Packaging SA	867,360	4,102,613
*	Arq, Inc.	10,382	20,452
*	Ascent Industries Co.	34,453	532,988
	Ashland, Inc.	151,785	11,021,109
*	Aspen Aerogels, Inc.	141,736	656,238
	Avient Corp.	273,802	9,944,489
	Balchem Corp.	8,471	1,419,358
	Cabot Corp.	100,769	8,869,687
	Caledonia Mining Corp. PLC	46,745	859,640
	Celanese Corp.	29,293	1,309,983
*	Century Aluminum Co.	345,214	15,455,231
	Chemours Co.	386,556	6,420,695
*	Clearwater Paper Corp.	91,424	1,922,647
		Shares	Value†
MATERIALS — (Continued)
*	Cleveland-Cliffs, Inc.	11,076	$127,595
*	Compass Minerals International, Inc.	137,882	4,045,458
*	Core Molding Technologies, Inc.	31,245	736,132
*	Dakota Gold Corp.	175,011	794,550
*	Ecovyst, Inc.	380,103	4,584,042
	Ferroglobe PLC	40,861	129,938
*	Flexible Solutions International, Inc.	1,551	7,817
#*	Flotek Industries, Inc.	101,371	2,386,273
	Fortitude Gold Corp.	56,138	268,340
	Friedman Industries, Inc.	60,273	2,004,077
#	Graphic Packaging Holding Co.	438,097	4,700,781
	Greif, Inc. (GEF US), Class A	95,064	8,227,789
#	Greif, Inc. (GEF/B US), Class B	20,426	2,215,812
	Hawkins, Inc.	94,522	12,101,652
	HB Fuller Co.	152,361	8,425,563
	Huntsman Corp.	525,709	5,130,920
*	Ingevity Corp.	105,616	7,721,586
	Innospec, Inc.	89,337	7,681,195
*	Intrepid Potash, Inc.	49,897	1,694,502
*	Ivanhoe Electric, Inc.	290,826	2,661,058
	Kaiser Aluminum Corp.	59,551	9,509,104
#*	Knife River Corp.	116,371	8,514,866
	Koppers Holdings, Inc.	71,308	3,495,518
	Kronos Worldwide, Inc.	219,683	1,322,492
*	LSB Industries, Inc.	76,850	836,128
*	Magnera Corp.	32,753	433,977
	Materion Corp.	99,969	21,077,464
	Mativ Holdings, Inc.	99,675	870,163
#*	McEwen, Inc.	189,195	3,271,181
	Mercer International, Inc.	134,142	84,778
*	Metallus, Inc.	195,878	3,941,065
	Minerals Technologies, Inc.	162,479	12,387,399
	Myers Industries, Inc.	131,983	4,508,539
*	Nexa Resources SA	111,253	1,429,601
	Northern Technologies International Corp.	62,762	503,351
*	O-I Glass, Inc.	588,518	4,207,904
	Olin Corp.	345,726	6,399,388
	Orion SA	101,162	682,843
*	Perimeter Solutions, Inc.	293,309	8,978,188
	Quaker Chemical Corp.	53,750	8,627,950
#*	Ramaco Resources, Inc. (METC US), Class A	185,901	1,704,712

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ramaco Resources, Inc. (METCB US), Class B	8,602	$55,999
*	Ranpak Holdings Corp.	273,006	1,397,791
*	Rayonier Advanced Materials, Inc.	235,767	2,110,115
††	Resolute Forest Products, Inc.	332,327	88,499
	Ryerson Holding Corp.	184,682	5,132,313
	Scotts Miracle-Gro Co.	152,620	10,024,082
	Sensient Technologies Corp.	115,219	14,249,134
	Silgan Holdings, Inc.	142,490	5,696,750
*	Smith-Midland Corp.	2,192	59,480
	Sonoco Products Co.	162,789	9,174,788
	Stepan Co.	79,828	5,120,168
	SunCoke Energy, Inc.	315,264	2,673,439
	Sylvamo Corp.	157,504	5,892,225
*	Tredegar Corp.	96,547	732,792
	TriMas Corp.	148,773	5,940,506
	Tronox Holdings PLC	382,908	2,236,183
	U.S. Lime & Minerals, Inc.	234,787	25,897,006
	Warrior Met Coal, Inc.	194,119	15,414,990
	Worthington Steel, Inc.	156,445	5,633,584
TOTAL MATERIALS			368,490,830
REAL ESTATE — (1.0%)
#	AGNT, Inc.	10,771	43,623
*	AMREP Corp.	52,125	1,211,385
*	CKX Lands, Inc.	11,773	127,619
*	Cushman & Wakefield Ltd.	682,046	9,153,057
*	Douglas Elliman, Inc.	66,287	112,025
*	Five Point Holdings LLC, Class A	63,851	331,387
*	Forestar Group, Inc.	170,267	4,793,016
*	FRP Holdings, Inc.	138,889	3,100,002
*	Howard Hughes Holdings, Inc.	235,578	15,058,146
#*	InterGroup Corp.	1,423	40,470
*»	JW Mays, Inc.	2,700	105,935
	Marcus & Millichap, Inc.	204,712	6,294,894
*	Maui Land & Pineapple Co., Inc.	18,873	327,258
	Newmark Group, Inc., Class A	497,297	7,456,969
#*	Opendoor Technologies, Inc.	2,172,736	8,191,215
*	RE/MAX Holdings, Inc., Class A	9,648	87,411
		Shares	Value†
REAL ESTATE — (Continued)
#	RMR Group, Inc., Class A	31,720	$603,949
*	Seaport Entertainment Group, Inc.	53,376	1,400,052
	St. Joe Co.	295,676	18,402,874
*	Star Holdings	11,397	106,790
*	Stratus Properties, Inc.	34,354	673,338
*	Tejon Ranch Co.	127,150	2,152,649
TOTAL REAL ESTATE			79,774,064
UTILITIES — (2.1%)
	American States Water Co.	127,635	10,930,661
	Artesian Resources Corp., Class A	33,665	1,156,393
	Avista Corp.	266,241	10,769,449
	Black Hills Corp.	139,530	9,935,931
	California Water Service Group	220,728	11,060,680
	Chesapeake Utilities Corp.	82,484	10,952,226
	Consolidated Water Co. Ltd.	55,536	1,621,651
	Genie Energy Ltd., Class B	149,582	2,080,686
	Global Water Resources, Inc.	28,505	204,096
#	H2O America	127,655	7,829,081
*	Hallador Energy Co.	154,301	2,194,160
*	Hawaiian Electric Industries, Inc.	472,373	6,103,059
	MDU Resources Group, Inc.	344,370	6,870,182
#	MGE Energy, Inc.	127,791	10,163,218
	Middlesex Water Co.	64,795	3,712,754
	New Jersey Resources Corp.	185,489	10,737,958
	Northwest Natural Holding Co.	146,473	7,165,459
	Northwestern Energy Group, Inc.	149,980	10,309,625
	ONE Gas, Inc.	104,301	8,098,973
	Ormat Technologies, Inc.	19,939	1,945,648
	Otter Tail Corp.	158,019	13,972,040
	Portland General Electric Co.	198,964	9,814,894
*	Pure Cycle Corp.	88,608	931,270
	RGC Resources, Inc.	25,186	538,980
	Southwest Gas Holdings, Inc.	11,540	1,031,676
	Spire, Inc.	110,973	8,862,304
	Unitil Corp.	63,495	3,424,920

U.S. Micro Cap Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
York Water Co.	53,152	$1,646,117
TOTAL UTILITIES		174,064,091
TOTAL COMMON STOCKS		7,780,383,140
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*» Bed Bath & Beyond, Inc. Warrants 10/07/2026	6,227	2,740
INFORMATION TECHNOLOGY — (0.0%)
*» LGL Group, Inc. Rights	51,187	0
*» Xerox Holdings Corp. Warrants 02/14/2028	94,651	29,219
TOTAL INFORMATION TECHNOLOGY		29,219
TOTAL RIGHTS/WARRANTS		31,959
TOTAL INVESTMENT SECURITIES (Cost $4,428,644,879)		7,780,415,099

		Shares	Value†
SECURITIES LENDING COLLATERAL — (6.5%)
@§	The DFA Short Term Investment Fund	47,724,897	$552,033,882
MONEY MARKET FUNDS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	82,883,311	82,883,311
TOTAL INVESTMENTS — (100.0%)
(Cost $5,063,494,194)^^			$8,415,332,292
As of July 31, 2026, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	189	09/18/26	$70,734,470	$71,056,913	$322,443
Total Futures Contracts			$70,734,470	$71,056,913	$322,443
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$246,498,218	$319,088	—	$246,817,306
Consumer Discretionary	1,034,665,969	59,010	—	1,034,724,979
Consumer Staples	275,883,549	2,080,193	—	277,963,742
Energy	524,469,902	—	—	524,469,902
Financials	1,842,615,204	—	$1,240	1,842,616,444
Health Care	998,706,800	56,464	1,071,484	999,834,748
Industrials	1,324,221,097	16,107	—	1,324,237,204
Information Technology	906,098,718	1,291,112	—	907,389,830

U.S. Micro Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Materials	$368,402,331	—	$88,499	$368,490,830
Real Estate	79,668,129	$105,935	—	79,774,064
Utilities	174,064,091	—	—	174,064,091
Rights/Warrants
Consumer Discretionary	—	2,740	—	2,740
Information Technology	—	29,219	—	29,219
Securities Lending Collateral	—	552,033,882	—	552,033,882
Money Market Funds	82,883,311	—	—	82,883,311
Total Investments in Securities	$7,858,177,319	$555,993,750	$1,161,223˂˃	$8,415,332,292
Financial Instruments
Assets
Futures Contracts**	322,443	—	—	322,443
Total Financial Instruments	$322,443	—	—	$322,443
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.5%)
REAL ESTATE — (94.5%)
	Acadia Realty Trust	619,576	$13,921,873
#	Agree Realty Corp.	636,300	49,504,140
#	Alexander's, Inc.	11,800	3,009,000
	Alexandria Real Estate Equities, Inc.	663,954	34,160,433
#	Alpine Income Property Trust, Inc.	76,385	1,541,449
	American Assets Trust, Inc.	187,605	4,425,602
#	American Healthcare REIT, Inc.	1,016,975	56,543,810
	American Homes 4 Rent, Class A	1,764,401	58,966,281
	American Tower Corp.	1,810,171	313,811,245
#	Americold Realty Trust, Inc.	585,868	8,254,880
#	Apple Hospitality REIT, Inc.	1,018,478	16,815,072
*	Ashford Hospitality Trust, Inc.	15,631	50,488
	AvalonBay Communities, Inc.	741,915	137,706,843
	Bluerock Homes Trust, Inc.	21,940	188,684
	Braemar Hotels & Resorts, Inc.	79,668	180,846
	Brandywine Realty Trust	771,204	2,344,460
	Brixmor Property Group, Inc.	1,671,642	52,673,439
#	Broadstone Net Lease, Inc.	1,038,545	22,235,248
#	BRT Apartments Corp.	53,052	791,005
	BXP, Inc.	774,539	54,310,675
	Camden Property Trust	547,224	60,637,891
	CareTrust REIT, Inc.	1,216,281	51,010,825
	CBL & Associates Properties, Inc.	83,810	4,920,485
	Centerspace	80,705	4,425,862
	Chatham Lodging Trust	38,345	511,139
#	Chiron Real Estate, Inc.	63,969	2,270,900
	Clipper Realty, Inc.	76,438	214,026
#	Community Healthcare Trust, Inc.	56,602	1,036,383
	COPT Defense Properties	618,226	23,467,859
	Cousins Properties, Inc.	746,900	23,564,695
	Crown Castle, Inc.	2,269,424	173,157,051
		Shares	Value†
REAL ESTATE — (Continued)
	CTO Realty Growth, Inc.	181,421	$3,985,819
	CubeSmart	1,209,949	50,164,486
#	Curbline Properties Corp.	541,317	16,585,953
#	DiamondRock Hospitality Co.	1,098,117	14,539,069
	Digital Realty Trust, Inc.	1,715,821	323,466,575
	Diversified Healthcare Trust	1,043,679	9,288,743
#	Douglas Emmett, Inc.	724,677	8,565,682
#	Easterly Government Properties, Inc.	118,414	2,884,565
#	EastGroup Properties, Inc.	281,091	58,750,830
#	Empire State Realty Trust, Inc., Class A	227,995	1,153,655
#	EPR Properties	400,564	24,863,007
	Equinix, Inc.	356,072	362,937,068
#	Equity LifeStyle Properties, Inc.	946,669	61,599,752
	Equity Residential	1,889,976	125,588,905
	Essential Properties Realty Trust, Inc.	1,061,248	33,206,450
	Essex Property Trust, Inc.	347,794	98,822,187
	Extra Space Storage, Inc.	1,098,405	162,607,876
	Federal Realty Investment Trust	446,032	55,348,111
	First Industrial Realty Trust, Inc.	693,222	45,641,736
#	Four Corners Property Trust, Inc.	522,999	13,388,774
	FrontView REIT, Inc.	29,149	592,891
	Gaming & Leisure Properties, Inc.	1,514,843	67,849,818
#	Getty Realty Corp.	298,188	10,180,138
#	Gladstone Commercial Corp.	250,123	3,126,538
#	Global Net Lease, Inc.	865,237	7,544,867
	Global Self Storage, Inc.	43,975	224,273
#	Healthcare Realty Trust, Inc.	1,759,213	36,961,065
	Healthpeak Properties, Inc.	3,360,728	73,364,692
#	Highwoods Properties, Inc.	527,823	17,486,776
	Host Hotels & Resorts, Inc.	3,731,290	93,767,318

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Hudson Pacific Properties, Inc.	30,650	$422,051
#	Independence Realty Trust, Inc.	1,062,754	17,673,599
	Industrial Logistics Properties Trust	56,081	482,857
#	Innovative Industrial Properties, Inc.	131,530	7,735,279
#	InvenTrust Properties Corp.	418,057	14,803,398
#	Invitation Homes, Inc.	2,996,979	89,070,216
	Iron Mountain, Inc.	1,614,260	197,456,283
#	JBG SMITH Properties	284,233	3,993,474
#	Kilroy Realty Corp.	471,953	18,321,215
#	Kimco Realty Corp.	3,681,147	93,795,626
	Kite Realty Group Trust	1,108,919	31,737,262
#	Lamar Advertising Co., Class A	472,788	75,627,169
#	Lineage, Inc.	356,895	15,121,641
	LTC Properties, Inc.	273,512	11,006,123
	LXP Industrial Trust	199,839	12,096,255
#	Macerich Co.	1,565,790	40,460,014
#	Medical Properties Trust, Inc.	735,198	3,403,967
	Mid-America Apartment Communities, Inc.	562,624	74,457,660
#	Modiv Industrial, Inc.	43,899	760,331
	National Health Investors, Inc.	240,609	18,442,680
	NET Lease Office Properties	68,842	805,451
#	NETSTREIT Corp.	511,262	10,966,570
#	NexPoint Residential Trust, Inc.	112,593	2,939,803
#	NNN REIT, Inc.	1,015,112	48,238,122
	Omega Healthcare Investors, Inc.	1,558,568	78,910,298
	One Liberty Properties, Inc.	85,292	2,073,449
	Orion Properties, Inc.	130,865	345,484
	Outfront Media, Inc.	814,952	25,972,520
	Park Hotels & Resorts, Inc.	432,778	6,517,637
#	Pebblebrook Hotel Trust	520,465	9,940,882
	Phillips Edison & Co., Inc.	682,541	29,001,167
*	Piedmont Realty Trust, Inc.	226,760	2,197,304
#	Postal Realty Trust, Inc., Class A	136,164	3,137,219
	Prologis, Inc.	3,320,482	480,174,902
	Public Storage	874,872	283,607,256
#	Realty Income Corp.	4,958,919	316,726,157
		Shares	Value†
REAL ESTATE — (Continued)
	Regency Centers Corp.	921,772	$74,009,074
#	Rexford Industrial Realty, Inc.	1,017,545	38,432,675
#	RLJ Lodging Trust	635,094	7,779,902
	Ryman Hospitality Properties, Inc.	321,742	43,000,818
	Sabra Health Care REIT, Inc.	1,263,802	26,754,688
#	Saul Centers, Inc.	71,999	2,453,006
	SBA Communications Corp.	578,235	104,648,970
	Simon Property Group, Inc.	1,525,632	349,934,212
#	SL Green Realty Corp.	370,833	19,628,191
	STAG Industrial, Inc.	993,049	37,994,055
	Strawberry Fields REIT, Inc.	16,403	233,251
	Summit Hotel Properties, Inc.	358,664	2,467,608
#	Sun Communities, Inc.	632,584	78,111,472
	Sunstone Hotel Investors, Inc.	918,344	10,808,909
#	Tanger, Inc.	620,856	25,244,005
	Terreno Realty Corp.	565,791	40,538,925
#	UDR, Inc.	1,680,040	64,110,326
	UMH Properties, Inc.	412,639	6,234,975
	Universal Health Realty Income Trust	70,810	3,074,570
	Urban Edge Properties	682,862	15,473,653
#	Ventas, Inc.	2,601,957	243,308,999
	VICI Properties, Inc.	5,682,461	149,732,847
	Vornado Realty Trust	778,197	30,653,180
	Welltower, Inc.	2,423,466	568,157,369
	WP Carey, Inc.	1,200,101	88,327,434
	Xenia Hotels & Resorts, Inc.	492,959	10,145,096
TOTAL REAL ESTATE			7,030,819,739
TOTAL COMMON STOCKS Cost ($3,887,250,903)			7,030,819,739

SECURITIES LENDING COLLATERAL — (4.5%)
@§	The DFA Short Term Investment Fund	28,964,927	335,037,312
MONEY MARKET FUNDS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	70,976,241	70,976,241
TOTAL INVESTMENTS — (100.0%)
(Cost $4,293,233,122)^^			$7,436,833,292

DFA Real Estate Securities Portfolio
CONTINUED
As of July 31, 2026, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	159	09/18/26	$59,526,390	$59,778,038	$251,648
Total Futures Contracts			$59,526,390	$59,778,038	$251,648
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Real Estate	$7,030,819,739	—	—	$7,030,819,739
Securities Lending Collateral	—	$335,037,312	—	335,037,312
Money Market Funds	70,976,241	—	—	70,976,241
Total Investments in Securities	$7,101,795,980	$335,037,312	—	$7,436,833,292
Financial Instruments
Assets
Futures Contracts**	251,648	—	—	251,648
Total Financial Instruments	$251,648	—	—	$251,648
** Valued at the unrealized appreciation/(depreciation) on the investment.

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.7%)
AUSTRALIA — (5.9%)
#	AGL Energy Ltd.	293,905	$1,710,183
	ALS Ltd.	254,328	3,838,632
	Ampol Ltd.	106,039	2,991,801
#	ANZ Group Holdings Ltd.	684,516	17,889,873
	APA Group	550,743	3,939,690
	Aristocrat Leisure Ltd.	143,495	6,449,389
	ASX Ltd.	53,180	2,051,350
#	Atlas Arteria Ltd.	396,660	1,400,878
	Aurizon Holdings Ltd.	913,635	2,686,782
	Bendigo & Adelaide Bank Ltd.	286,216	2,300,997
	BHP Group Ltd. (BHP AU)	1,212,466	51,106,115
#	BHP Group Ltd. (BHP LN), Class DI	242,396	10,322,912
#	BHP Group Ltd. (BHP US), Sponsored ADR	300,265	25,369,390
	BlueScope Steel Ltd.	232,410	5,330,617
	Brambles Ltd.	571,987	7,852,065
	Capricorn Metals Ltd.	175,435	1,555,135
	CAR Group Ltd.	126,772	2,314,714
	Challenger Ltd.	289,334	1,988,287
	Cleanaway Waste Management Ltd.	831,544	1,365,558
	Cochlear Ltd.	13,225	1,108,367
	Codan Ltd.	56,302	1,581,343
	Coles Group Ltd.	577,594	9,757,280
	Commonwealth Bank of Australia	372,709	46,590,418
	Computershare Ltd.	211,591	6,079,661
	CSL Ltd.	67,686	5,852,148
	Downer EDI Ltd.	56,598	307,916
	Dyno Nobel Ltd.	821,086	2,173,345
	Eagers Automotive Ltd.	78,890	1,297,010
#	Endeavour Group Ltd.	872,682	2,129,976
	Evolution Mining Ltd.	1,235,970	9,800,410
	Fortescue Ltd.	725,247	9,410,989
#*	Genesis Minerals Ltd.	431,023	1,726,673
*	Greatland Resources Ltd.	129,520	895,651
	Harvey Norman Holdings Ltd.	296,585	1,021,469
	HUB24 Ltd.	37,812	2,251,544
*	IGO Ltd.	240,481	1,157,392
	Insurance Australia Group Ltd.	1,347,639	8,029,486
	JB Hi-Fi Ltd.	66,225	3,809,731
*	Liontown Ltd.	491,183	332,229
	Lottery Corp. Ltd.	959,309	3,758,558
		Shares	Value»
AUSTRALIA — (Continued)
*	Lynas Rare Earths Ltd.	316,189	$3,103,322
	Macquarie Group Ltd.	78,535	13,941,505
	Medibank Pvt Ltd.	954,330	3,459,199
*	Mineral Resources Ltd.	89,575	3,640,510
#	National Australia Bank Ltd.	792,212	22,939,259
	Netwealth Group Ltd.	36,988	558,312
#*	NEXTDC Ltd.	231,823	2,180,434
	Northern Star Resources Ltd.	566,048	7,844,746
	Orica Ltd.	258,059	4,215,554
	Origin Energy Ltd.	650,781	4,909,765
#*	Paladin Energy Ltd.	25,200	166,589
	Perseus Mining Ltd.	808,204	2,766,702
#*	PLS Group Ltd.	775,054	2,252,019
	Pro Medicus Ltd.	22,446	2,553,432
	Qantas Airways Ltd.	311,858	2,170,224
	QBE Insurance Group Ltd.	708,832	12,294,523
	Ramelius Resources Ltd.	815,334	1,753,484
#	Ramsay Health Care Ltd.	90,310	2,806,632
#	REA Group Ltd.	18,766	2,119,328
#	Reece Ltd.	79,223	889,519
	Rio Tinto Ltd.	159,583	19,019,367
*	Sandfire Resources Ltd.	333,767	4,418,199
	Santos Ltd.	2,230,872	12,389,702
#	SGH Ltd.	107,212	3,315,594
	Sigma Healthcare Ltd.	594,654	1,226,174
#	Sims Ltd. (SGM AU)	36,534	652,556
	Sonic Healthcare Ltd.	181,610	2,779,450
	South32 Ltd. (S32 AU)	2,155,314	6,871,362
	Steadfast Group Ltd.	2,411	8,616
	Suncorp Group Ltd.	434,210	5,842,184
	Technology One Ltd.	173,263	3,778,972
	Telstra Group Ltd. (TLS AU)	1,417,464	5,004,176
	TPG Telecom Ltd.	265,674	666,994
	Transurban Group	991,946	10,301,121
	Wesfarmers Ltd.	328,349	20,566,249
	Westgold Resources Ltd.	274,323	914,418
#	Westpac Banking Corp.	748,445	19,846,716
	Whitehaven Coal Ltd.	494,234	2,440,799
#	WiseTech Global Ltd.	16,672	429,720
	Woodside Energy Group Ltd. (WDS AU)	710,183	16,621,780

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Woodside Energy Group Ltd. (WDS LN)	43,801	$1,015,538
#	Woodside Energy Group Ltd. (WDS US), ADR	68,532	1,607,761
	Woolworths Group Ltd.	361,523	10,088,520
	Worley Ltd.	223,023	1,655,373
#*	Xero Ltd.	19,672	982,125
#	Yancoal Australia Ltd.	297,444	1,172,022
TOTAL AUSTRALIA			521,716,510
AUSTRIA — (0.4%)
Ω	BAWAG Group AG	35,977	7,295,975
	Erste Group Bank AG	129,852	16,974,653
	OMV AG	87,316	6,384,995
	Verbund AG	31,927	2,191,438
TOTAL AUSTRIA			32,847,061
BELGIUM — (1.0%)
	Ageas SA	100,829	8,344,364
	Anheuser-Busch InBev SA (ABI BB)	360,455	31,306,946
*	Argenx SE (ARGX BB)	4,901	4,197,692
*	Argenx SE (ARGX US), ADR	5,845	4,990,578
	CMB Tech NV	26,813	438,102
#	Elia Group SA	20,073	2,876,154
	KBC Group NV	124,795	17,952,848
	UCB SA	61,645	15,823,248
TOTAL BELGIUM			85,929,932
CANADA — (11.9%)
	Agnico Eagle Mines Ltd. (AEM CN)	438	63,589
	Agnico Eagle Mines Ltd. (AEM US)	202,517	29,419,645
	Alamos Gold, Inc. (AGI US), Class A	283,272	7,883,460
	Alimentation Couche-Tard, Inc.	272,732	17,706,131
	AltaGas Ltd.	145,347	5,783,397
	ARC Resources Ltd.	145,322	3,475,869
*	Aritzia, Inc.	56,949	5,674,385
	AtkinsRealis Group, Inc.	73,331	4,545,230
#	Bank of Montreal (BMO CN)	41,107	7,373,954
	Bank of Montreal (BMO US)	158,839	28,503,659
	Bank of Nova Scotia (BNS CN)	159,145	13,960,167
	Bank of Nova Scotia (BNS US)	214,751	18,848,695
		Shares	Value»
CANADA — (Continued)
	Barrick Mining Corp.	141,262	$5,188,553
	Barrick Mining Corp. (B US)	635,176	23,330,014
	BCE, Inc. (BCE US)	191,069	4,142,376
*	Bombardier, Inc. (BBD/A CN), Class A	900	220,363
*	Bombardier, Inc. (BBD/B CN), Class B	40,943	9,864,171
	Brookfield Corp. (BN CN)	79,314	3,370,932
	Brookfield Corp. (BN US)	209,541	8,911,769
#	Brookfield Renewable Corp. BEPC US	65,657	2,189,661
	Brookfield Wealth Solutions Ltd.	594	25,655
#*	CAE, Inc. (CAE CN)	44	1,135
*	CAE, Inc. (CAE US)	105,273	2,718,149
	Cameco Corp. (CCJ US)	55,056	4,755,737
	Canadian Imperial Bank of Commerce (CM CN)	149,785	17,741,057
	Canadian Imperial Bank of Commerce (CM US)	171,159	20,290,899
	Canadian National Railway Co. (CNI US)	96,112	12,226,408
	Canadian National Railway Co. (CNR CN)	54,508	6,930,878
	Canadian Natural Resources Ltd. (CNQ CN)	5,672	270,197
	Canadian Natural Resources Ltd. (CNQ US)	907,703	43,279,279
	Canadian Pacific Kansas City Ltd. (CP CN)	21,065	1,871,109
	Canadian Pacific Kansas City Ltd. (CP US)	145,636	12,945,584
	Canadian Utilities Ltd., Class A	60,355	2,398,959
#	Capital Power Corp.	68,890	3,236,997
	CCL Industries, Inc., Class B	81,523	5,405,402
*	Celestica, Inc. (CLS CN)	1,600	529,438
*	Celestica, Inc. (CLS US)	64,270	21,301,649

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cenovus Energy, Inc. (CVE CN)	67,858	$2,046,123
	Cenovus Energy, Inc. (CVE US)	594,115	17,936,332
	CGI, Inc. (GIB US)	58,511	4,280,080
	CGI, Inc. (GIBA CN)	199	14,566
	Constellation Software, Inc.	5,232	11,207,792
	Dollarama, Inc.	116,011	15,803,845
	Element Fleet Management Corp.	78,169	1,754,251
#	Emera, Inc.	139,762	7,471,163
	Empire Co. Ltd., Class A	29,723	1,087,910
#	Enbridge, Inc. (ENB CN)	34,287	1,865,716
	Enbridge, Inc. (ENB US)	526,060	28,649,228
	Equinox Gold Corp. (EQX CN)	28,400	254,452
#	Equinox Gold Corp. (EQX US)	376,645	3,370,973
	Fairfax Financial Holdings Ltd.	10,194	17,071,032
	Finning International, Inc.	69,807	4,626,080
	First Majestic Silver Corp. (AG US)	255,949	3,846,913
*	First Quantum Minerals Ltd.	260,487	7,220,827
	Fortis, Inc. (FTS CN)	149,319	8,499,951
#	Fortis, Inc. (FTS US)	49,287	2,809,359
	Franco-Nevada Corp. (FNV US)	64,107	13,649,662
	George Weston Ltd.	72,644	5,429,191
	GFL Environmental, Inc.	67,426	2,786,042
#	Gildan Activewear, Inc. (GIL US)	78,278	4,335,036
	Great-West Lifeco, Inc.	60,178	3,989,687
	Hudbay Minerals, Inc. (HBM US)	219,806	5,000,587
Ω	Hydro One Ltd.	129,525	5,395,913
	iA Financial Corp., Inc.	51,669	7,639,500
*	IAMGOLD Corp. (IAG US)	362,134	5,138,681
	IGM Financial, Inc.	40,128	2,494,958
	Imperial Oil Ltd. (IMO US)	55,760	7,224,823
	Intact Financial Corp.	87,017	17,085,586
#*	Ivanhoe Mines Ltd., Class A	380,513	2,733,364
#	Keyera Corp.	92,879	3,946,124
	Kinross Gold Corp. (K CN)	219,064	5,050,575
		Shares	Value»
CANADA — (Continued)
	Kinross Gold Corp. (KGC US)	447,489	$10,336,996
	Loblaw Cos. Ltd.	154,765	7,265,456
	Lundin Gold, Inc.	23,422	1,311,405
	Lundin Mining Corp.	309,151	7,654,622
*	LunR Royalties Corp.	4,891	64,719
	Magna International, Inc. (MGA US)	159,131	10,916,387
	Manulife Financial Corp. (MFC CN)	180,801	8,029,868
	Manulife Financial Corp. (MFC US)	394,624	17,537,091
	Metro, Inc.	98,518	6,548,439
	National Bank of Canada	104,399	16,886,595
*	NexGen Energy Ltd.	130,040	1,189,223
	Nutrien Ltd. (NTR CN)	12,443	858,854
	Nutrien Ltd. (NTR US)	215,334	14,873,092
	Pan American Silver Corp. (PAAS US)	220,200	9,492,822
	Pembina Pipeline Corp. (PBA US)	241,339	11,808,717
	Pembina Pipeline Corp. (PPL CN)	2,200	107,564
#	Quebecor, Inc., Class B	90,372	4,181,925
	RB Global, Inc. (RBA CN)	11,649	1,277,705
#	RB Global, Inc. (RBA US)	50,010	5,488,097
#	Restaurant Brands International, Inc. (QSR CN)	58,971	4,361,460
	Restaurant Brands International, Inc. (QSR US)	77,474	5,734,625
	Rogers Communications, Inc. (RCI US), Class B	126,701	4,288,829
	Rogers Communications, Inc. (RCIB CN), Class B	80,994	2,742,073
	Royal Bank of Canada (RY CN)	200,111	41,883,631
	Royal Bank of Canada (RY US)	235,765	49,395,125
	Saputo, Inc.	122,821	3,454,601
*	Shopify, Inc. (SHOP CN), Class A	9,260	1,084,500
*	Shopify, Inc. (SHOP US), Class A	57,996	6,794,231
	Stantec, Inc. (STN CN)	16,878	1,191,098
	Stantec, Inc. (STN US)	17,500	1,233,575

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Sun Life Financial, Inc. (SLF CN)	114,819	$9,526,410
	Sun Life Financial, Inc. (SLF US)	118,355	9,817,547
	Suncor Energy, Inc. (SU US)	553,934	37,268,680
	TC Energy Corp. (TRP US)	195,287	13,168,202
	Teck Resources Ltd. (TECK US), Class B	201,224	12,121,734
	TELUS Corp.	85,807	818,988
	TFI International, Inc. (TFII CN)	20,950	2,830,346
	TFI International, Inc. (TFII US)	25,726	3,473,525
	Thomson Reuters Corp.	16,507	1,619,832
	TMX Group Ltd.	84,210	3,078,019
	Toromont Industries Ltd.	40,090	6,030,444
	Toronto-Dominion Bank (TD CN)	95,463	11,443,166
	Toronto-Dominion Bank (TD US)	431,249	51,715,380
	Tourmaline Oil Corp.	202,586	8,946,820
#	Waste Connections, Inc. (WCN CN)	25,531	4,277,022
	Waste Connections, Inc. (WCN US)	51,220	8,573,173
	Wheaton Precious Metals Corp. (WPM US)	76,021	8,288,570
	Whitecap Resources, Inc. WCP CN	886,314	10,457,348
	WSP Global, Inc.	45,755	5,590,084
TOTAL CANADA			1,055,139,489
DENMARK — (1.6%)
	AL Sydbank	31,645	3,047,218
	ALK-Abello AS	41,138	1,407,018
#	AP Moller - Maersk AS (MAERSKA DC), Class A	1,284	3,352,926
	AP Moller - Maersk AS (MAERSKB DC), Class B	1,731	4,661,431
	Carlsberg AS, Class B	49,267	7,254,795
	Coloplast AS, Class B	48,655	3,217,542
	Danske Bank AS	264,432	15,217,972
*	Demant AS	41,626	1,801,735
	DSV AS	52,173	11,275,675
#*	Genmab AS (GMAB DC)	26,584	7,651,896
*	Genmab AS (GMAB US), Sponsored ADR	1,009	29,130
		Shares	Value»
DENMARK — (Continued)
	H Lundbeck AS (HLUNB DC)	71,149	$455,200
#	ISS AS	38,187	1,692,498
	Jyske Bank AS	22,538	3,577,348
*	NKT AS	30,023	4,097,763
	Novo Nordisk AS (NOVOB DC), Class B	923,030	43,660,772
	Novonesis Novozymes B, Class B	177,193	11,539,356
*Ω	Orsted AS	219,370	4,890,931
	Rockwool AS ROCKB DC, Class B	11,004	351,589
	Tryg AS	201,083	4,785,292
#	Vestas Wind Systems AS	434,792	11,703,495
TOTAL DENMARK			145,671,582
FINLAND — (1.1%)
	Fortum OYJ	211,567	4,809,713
	Kone OYJ, Class B	124,704	7,195,040
	Metso OYJ	231,665	4,336,353
	Neste OYJ	192,739	6,830,358
	Nokia OYJ (NOK US), Sponsored ADR	111,936	1,023,095
	Nokia OYJ (NOKIA FH)	1,564,193	14,457,727
	Nokia OYJ (NOKIA FP)	268,823	2,466,926
	Nordea Bank Abp (NDA FH)	745,907	15,054,752
	Nordea Bank Abp (NDA SS)	598,154	12,081,335
	Sampo OYJ, Class A	1,143,408	12,659,521
	UPM-Kymmene OYJ	257,363	7,001,762
	Wartsila OYJ Abp	283,201	9,603,992
TOTAL FINLAND			97,520,574
FRANCE — (7.8%)
	Accor SA	32,500	1,690,195
#	Aeroports de Paris SA	14,111	1,955,863
	Air Liquide SA	130,066	25,624,103
	Airbus SE	125,847	29,543,652
Ω	Amundi SA	28,160	3,077,029
	AXA SA	388,518	20,136,733
	BNP Paribas SA	230,011	29,227,175
#	Bollore SE	356,077	1,590,202
	Bouygues SA	133,127	7,499,011
	Bureau Veritas SA	168,692	5,396,461
	Capgemini SE	60,438	7,183,704
	Carrefour SA	203,325	3,731,416
	Cie de Saint-Gobain SA	224,295	21,080,832
	Cie Generale des Etablissements Michelin SCA	390,422	15,781,033
	Credit Agricole SA	260,750	5,826,577

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Danone SA	166,668	$12,964,451
	Dassault Aviation SA	7,235	2,499,328
	Dassault Systemes SE	150,671	3,505,360
	Eiffage SA	37,543	5,335,970
	Engie SA	962,445	30,000,475
	EssilorLuxottica SA	56,708	10,736,060
	Eurofins Scientific SE	44,502	3,509,461
Ω	Euronext NV	37,614	6,877,564
	Getlink SE	45,160	963,386
	Hermes International SCA	9,337	16,543,982
	Ipsen SA	20,481	3,957,450
	Kering SA	21,294	7,028,581
	Legrand SA	100,536	15,284,410
	L'Oreal SA	60,525	26,957,545
	LVMH Moet Hennessy Louis Vuitton SE	96,699	53,100,803
	Orange SA (ORA FP)	1,251,477	23,905,305
	Pernod Ricard SA	65,633	5,114,995
	Publicis Groupe SA (PUB FP)	104,028	11,102,961
	Safran SA	106,656	41,913,812
	Sanofi SA (SAN FP)	216,767	18,666,164
	Sartorius Stedim Biotech	6,677	1,290,931
	Schneider Electric SE (0NWV LI)	935	316,897
	Schneider Electric SE (SU FP)	100,339	33,712,428
	Societe Generale SA	324,830	30,532,930
	Sodexo, Inc.	16,625	1,094,671
#	STMicroelectronics NV (STM FP)	178,896	9,556,338
	STMicroelectronics NV (STM US)	167,453	8,772,863
	Thales SA	38,026	10,825,259
#	TotalEnergies SE	4,831	424,452
	TotalEnergies SE (TTE FP)	877,774	77,384,957
#	Veolia Environnement SA (VEOEY US), ADR	29,691	593,523
	Veolia Environnement SA (VIE FP)	232,733	9,261,227
	Vinci SA	212,971	30,069,958
TOTAL FRANCE			693,148,483
GERMANY — (7.3%)
	adidas AG	70,805	13,100,556
	Allianz SE (ALIZY US), ADR	69,394	3,453,045
	Allianz SE (ALV GR)	138,742	69,107,655
	BASF SE	436,229	25,324,664
	Bayer AG	409,200	22,708,853
	Bayerische Motoren Werke AG	154,279	10,574,813
		Shares	Value»
GERMANY — (Continued)
#	Beiersdorf AG	42,872	$3,982,426
	Commerzbank AG	426,619	18,606,558
	Continental AG	61,286	5,096,743
	Daimler Truck Holding AG	260,984	14,761,428
	Deutsche Bank AG (DB US)	504,122	18,501,277
	Deutsche Bank AG (DBK GR)	82,501	3,036,530
	Deutsche Boerse AG	66,762	20,109,860
	Deutsche Lufthansa AG	346,934	3,640,389
	Deutsche Post AG	429,180	28,669,977
	Deutsche Telekom AG (DTE GR)	1,576,938	48,665,842
Ω	DWS Group GmbH & Co. KGaA	17,014	1,435,107
	E.ON SE	1,030,838	22,207,610
	Fresenius Medical Care AG (FME GR)	16,849	864,722
	Fresenius SE & Co. KGaA	186,413	9,581,109
	GEA Group AG	7,510	533,522
	Hannover Rueck SE	26,595	7,665,915
#Ω	Hapag-Lloyd AG	12,004	1,761,568
	Heidelberg Materials AG	77,789	14,481,581
	Henkel AG & Co. KGaA	43,293	3,547,439
	HOCHTIEF AG	8,769	4,494,326
	Infineon Technologies AG (IFX GR)	471,920	33,866,645
	Knorr-Bremse AG	37,399	4,448,077
	Mercedes-Benz Group AG	257,024	13,897,069
	Merck KGaA	39,301	6,495,205
	MTU Aero Engines AG	25,900	10,859,304
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	52,225	31,371,532
	Rheinmetall AG	19,758	26,119,060
	RWE AG	259,954	17,100,540
#	SAP SE, Sponsored ADR	24,601	4,517,236
	SAP SE (SAP GR)	121,405	22,252,943
	Siemens AG (SIE GR)	118,417	38,798,900
*	Siemens Energy AG	236,761	40,448,952
#Ω	Siemens Healthineers AG	132,609	5,647,099
	Symrise AG	22,610	2,320,238
*	Talanx AG	39,645	5,269,398
	Volkswagen AG	15,818	1,388,851
#	Vonovia SE	333,263	8,085,172
TOTAL GERMANY			648,799,736
HONG KONG — (1.5%)
	AIA Group Ltd.	3,249,000	32,752,812

Large Cap International Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	ASMPT Ltd.	89,100	$1,709,790
	BOC Hong Kong Holdings Ltd.	1,052,500	6,999,190
Ω	Budweiser Brewing Co. APAC Ltd.	113,000	94,661
	Cathay Pacific Airways Ltd.	1,108,000	2,061,286
	CK Asset Holdings Ltd.	718,486	4,376,311
	CK Hutchison Holdings Ltd.	829,962	7,776,142
#	CK Infrastructure Holdings Ltd.	200,500	1,599,297
	CLP Holdings Ltd.	556,900	5,536,891
*Ω	FIT Hon Teng Ltd.	926,000	553,923
	Galaxy Entertainment Group Ltd.	804,000	3,506,238
	Hang Lung Properties Ltd.	29,000	26,951
#	Henderson Land Development Co. Ltd.	572,571	2,075,780
	HK Electric Investments & HK Electric Investments Ltd.	1,094,000	900,981
	HKT Trust & HKT Ltd.	2,862,000	4,844,924
	Hong Kong & China Gas Co. Ltd.	3,666,661	3,282,530
	Hong Kong Exchanges & Clearing Ltd.	349,451	18,207,377
#	MTR Corp. Ltd.	356,814	1,505,458
	PCCW Ltd.	1,717,000	1,286,954
	Power Assets Holdings Ltd.	477,707	3,596,388
	PRADA SpA	199,300	1,094,676
	Sands China Ltd.	1,040,400	1,951,064
	Sino Land Co. Ltd.	1,739,584	2,369,385
	SITC International Holdings Co. Ltd.	627,000	3,161,205
	Sun Hung Kai Properties Ltd.	274,108	4,302,084
	Swire Pacific Ltd. (19 HK), Class A	195,000	2,476,384
	Swire Pacific Ltd. (87 HK), Class B	262,500	500,534
	Swire Properties Ltd.	358,200	1,090,923
	Techtronic Industries Co. Ltd.	458,000	7,694,380
Ω	WH Group Ltd.	5,480,735	5,897,095
	Wharf Real Estate Investment Co. Ltd.	705,609	2,386,359
	Xinyi Glass Holdings Ltd.	380,367	451,666
TOTAL HONG KONG			136,069,639
		Shares	Value»
IRELAND — (0.4%)
	AIB Group PLC	1,000,667	$11,901,551
	Bank of Ireland Group PLC	553,588	11,625,287
	Kerry Group PLC (KYGA ID), Class A	39,114	3,734,196
	Kerry Group PLC (KYGA LN), Class A	18,318	1,729,827
	Kingspan Group PLC (KSP ID)	66,776	6,206,412
TOTAL IRELAND			35,197,273
ISRAEL — (1.4%)
*	Airport City Ltd.	22,911	412,734
#	Alony Hetz Properties & Investments Ltd.	64,244	667,179
	Amot Investments Ltd.	82,276	499,918
	Ashtrom Group Ltd.	18,363	376,381
	Azrieli Group Ltd.	9,244	1,220,317
	Bank Hapoalim BM	588,607	14,290,177
	Bank Leumi Le-Israel BM	573,644	13,554,243
#*	Bet Shemesh Engines Holdings 1997 Ltd.	3,042	825,888
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,402,646	3,360,781
	Big Shopping Centers Ltd.	6,683	1,501,991
*	Camtek Ltd.	6,120	846,257
	Cellcom Israel Ltd. (CEL IT)	11,233	121,203
	Clal Insurance Enterprises Holdings Ltd.	36,921	2,794,093
	Delek Group Ltd.	63,390	1,673,515
*	Delek Yizum Nechasim Ltd.	6,339	139,887
*	Doral Group Renewable Energy Resources Ltd.	23,634	532,593
	El Al Israel Airlines	195,788	869,392
	Elbit Systems Ltd. (ESLT IT)	1,836	1,483,181
	Elbit Systems Ltd. (ESLT US)	1,409	1,139,388
	Electra Ltd.	20,539	799,800
	Energix-Renewable Energies Ltd.	93,195	675,337
*	Enlight Renewable Energy Ltd. (ENLT IT)	17,327	1,470,536
*	Enlight Renewable Energy Ltd. (ENLT US)	5,349	451,777
*	Fattal Holdings 1998 Ltd.	4,067	900,716

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	First International Bank of Israel Ltd.	30,269	$2,337,482
	Harel Insurance Investments & Financial Services Ltd.	76,379	4,378,623
	ICL Group Ltd.	186,839	954,759
	Israel Canada TR Ltd.	17,968	91,785
	Israel Discount Bank Ltd., Class A	583,055	6,085,051
*	Isrotel Ltd.	2,345	96,599
	Kenon Holdings Ltd.	8,559	583,579
	Matrix IT Ltd. MTRX IT	21,993	623,181
	Mega Or Holdings Ltd.	10,565	1,715,947
	Meitav Investment House Ltd.	21,490	929,854
	Melisron Ltd.	8,604	1,129,766
	Menora Mivtachim Holdings Ltd.	12,744	1,992,829
*	Meshek Energy Renewable Energies Ltd.	117,978	431,267
*	Migdal Insurance & Financial Holdings Ltd.	279,063	1,585,142
	Mivne Real Estate KD Ltd.	277,051	1,222,569
	Mizrahi Tefahot Bank Ltd.	57,619	4,287,895
*	Nayax Ltd.	304	20,631
	Next Vision Stabilized Systems Ltd.	25,973	2,019,042
#*	Nice Ltd. (NICE US), Sponsored ADR	4,996	493,555
*	Nova Ltd. (NVMI IT)	4,380	1,740,486
*	OPC Energy Ltd.	43,681	1,370,505
*	OY Nofar Energy Ltd.	6,373	374,723
	Partner Communications Co. Ltd.	60,527	744,305
	Paz Retail & Energy Ltd.	5,533	1,562,247
	Phoenix Financial Ltd.	125,395	7,030,831
	Shapir Engineering & Industry Ltd.	41,311	618,266
#*	Shikun & Binui Ltd.	138,858	794,711
	Shufersal Ltd.	120,348	1,721,534
	Strauss Group Ltd.	27,279	1,033,097
	Tel Aviv Stock Exchange Ltd.	46,918	1,807,140
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	64,613	2,298,881
		Shares	Value»
ISRAEL — (Continued)
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	409,357	$14,331,587
*	Tower Semiconductor Ltd. (TSEM IT)	20,979	4,595,791
	Turpaz Industries Ltd.	8,046	168,951
*	Veridis Environment Ltd.	6,319	104,256
	YH Dimri Construction & Development Ltd.	2,938	346,555
TOTAL ISRAEL			122,230,706
ITALY — (2.8%)
	Banca Mediolanum SpA	106,595	2,856,208
	Banca Monte dei Paschi di Siena SpA	713,453	9,555,544
	Banco BPM SpA	655,081	11,960,594
	BPER Banca SpA	578,600	9,401,789
	Enel SpA	2,618,188	29,568,240
	Eni SpA (ENI IM)	701,618	19,516,682
	Ferrari NV (RACE IM)	34,283	13,479,993
#	Ferrari NV (RACE US)	65	25,602
	FinecoBank Banca Fineco SpA	277,025	7,589,612
#	Generali	128,540	6,514,280
	Intesa Sanpaolo SpA	3,967,875	29,994,379
	Leonardo SpA	115,351	7,351,839
	Moncler SpA	96,093	5,465,649
#	Poste Italiane SpA	188,340	5,697,767
	Prysmian SpA	139,638	19,269,093
	Snam SpA	667,214	4,524,256
#*	Stellantis NV (STLA UX)	156,003	898,577
*	Stellantis NV (STLAM IM)	556,086	3,201,701
*	Technoprobe SpA	27,046	865,117
*	Telecom Italia SpA	475,418	4,037,180
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	29,746	254,328
	Tenaris SA (TEN IM)	115,521	3,314,253
	Tenaris SA (TS US), ADR	13,804	791,383
	Terna - Rete Elettrica Nazionale	650,013	7,451,831
	UniCredit SpA	488,772	46,096,973
	Unipol Assicurazioni SpA	114,698	3,588,843
TOTAL ITALY			253,271,713
JAPAN — (21.2%)
	77 Bank Ltd.	86,925	1,883,356
#	ABC-Mart, Inc.	39,700	679,298
	Acom Co. Ltd.	211,300	629,048

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Advantest Corp.	232,400	$45,918,043
	Aeon Co. Ltd.	884,233	7,586,471
	AGC, Inc.	105,400	3,974,949
	Air Water, Inc.	25,500	399,927
	Aisin Corp.	248,400	3,424,618
	Ajinomoto Co., Inc.	211,900	6,534,648
	Amada Co. Ltd.	164,800	2,827,334
	ANA Holdings, Inc.	64,600	1,261,752
	Asahi Group Holdings Ltd.	591,000	6,167,790
	Asahi Intecc Co. Ltd.	82,800	1,868,062
	Asahi Kasei Corp.	656,912	7,012,498
	Asics Corp.	261,500	7,710,176
	Astellas Pharma, Inc.	861,675	11,834,936
	Azbil Corp.	189,200	1,959,168
	Bandai Namco Holdings, Inc.	202,900	5,877,854
	BayCurrent, Inc.	61,700	2,782,923
	Bridgestone Corp.	421,826	10,417,169
	Brother Industries Ltd.	148,000	3,685,672
	Canon Marketing Japan, Inc.	57,200	1,285,333
#	Canon, Inc. (7751 JP)	287,200	7,994,242
	Canon, Inc. (CAJ US), Sponsored ADR	17,855	497,619
	Capcom Co. Ltd.	118,700	2,981,786
	Central Japan Railway Co.	308,465	7,676,102
	Chiba Bank Ltd.	198,137	3,220,728
	Chubu Electric Power Co., Inc.	244,799	4,238,710
	Chugai Pharmaceutical Co. Ltd.	183,900	7,979,668
	Chugin Financial Group, Inc.	13,500	278,173
	Citizen Watch Co. Ltd.	54,300	718,843
	Coca-Cola Bottlers Japan Holdings, Inc.	42,000	1,009,299
	Cosmo Energy Holdings Co. Ltd.	86,488	2,152,258
	Credit Saison Co. Ltd.	112,400	3,183,979
	CyberAgent, Inc.	194,200	1,774,270
	Dai Nippon Printing Co. Ltd.	161,200	2,922,913
	Daifuku Co. Ltd.	103,284	3,804,588
	Daiichi Life Group, Inc.	1,285,200	15,496,123
	Daiichi Sankyo Co. Ltd.	394,856	6,381,475
	Daikin Industries Ltd.	88,600	12,834,132
	Daishi Hokuetsu Financial Group, Inc.	98,100	1,409,195
	Daito Trust Construction Co. Ltd.	152,401	3,216,889
	Daiwa House Industry Co. Ltd.	312,900	9,188,790
		Shares	Value»
JAPAN — (Continued)
	Daiwa Securities Group, Inc.	513,300	$5,742,101
	Denso Corp.	502,300	6,167,693
*	Dentsu Group, Inc.	99,382	2,205,163
	Dexerials Corp.	60,300	1,217,207
	Disco Corp.	28,200	10,079,646
	East Japan Railway Co.	396,300	9,118,285
	Ebara Corp.	200,000	6,789,518
	Eisai Co. Ltd.	96,000	2,886,032
	Electric Power Development Co. Ltd., Class C	49,600	1,173,355
	ENEOS Holdings, Inc.	1,349,770	11,147,111
	FANUC Corp.	107,400	4,327,734
	Fast Retailing Co. Ltd.	52,500	25,707,637
	Food & Life Cos. Ltd.	98,800	3,449,448
	Fuji Corp. (6134 JP)	24,000	1,072,231
	Fuji Electric Co. Ltd.	57,400	5,009,256
	Fuji Media Holdings, Inc.	23,019	575,455
	FUJIFILM Holdings Corp.	352,100	8,288,301
	Fujikura Ltd.	510,600	12,957,161
	Fujitsu Ltd.	413,440	9,529,492
	Fukuoka Financial Group, Inc.	79,500	3,633,963
	Furukawa Electric Co. Ltd.	231,000	4,407,924
	GMO Payment Gateway, Inc.	17,702	1,103,069
	GS Yuasa Corp.	29,700	1,000,204
	Gunma Bank Ltd.	120,291	1,890,416
	Hachijuni Nagano Bank Ltd.	190,571	2,961,098
	Hamamatsu Photonics KK	56,100	798,700
	Hankyu Hanshin Holdings, Inc.	100,348	2,969,087
	Harmonic Drive Systems, Inc.	7,900	296,644
	Haseko Corp.	160,500	2,792,652
	Hikari Tsushin, Inc.	6,200	1,516,003
	Hirogin Holdings, Inc.	82,200	1,125,010
	Hirose Electric Co. Ltd.	14,700	2,477,078
	Hitachi Construction Machinery Co. Ltd.	64,600	2,153,136
	Hitachi Ltd. (6501 JP)	1,323,475	43,370,984
	Hokuhoku Financial Group, Inc.	47,584	2,201,654
	Honda Motor Co. Ltd. (7267 JP)	1,101,107	11,098,743
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	5,495	165,454
	Horiba Ltd.	14,500	2,275,794
	Hoshizaki Corp.	42,500	1,515,699

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hoya Corp.	107,200	$16,392,694
	Hulic Co. Ltd.	220,500	2,424,341
	Ibiden Co. Ltd.	102,716	10,276,001
	Idemitsu Kosan Co. Ltd.	502,795	4,116,146
	IHI Corp.	399,400	6,983,490
	INFRONEER Holdings, Inc.	93,300	1,509,461
	Inpex Corp.	501,917	11,568,518
	Isetan Mitsukoshi Holdings Ltd.	137,580	3,070,695
	Isuzu Motors Ltd.	424,293	6,330,256
	ITOCHU Corp.	1,220,000	15,310,525
	Iyogin Holdings, Inc.	105,300	2,369,193
	J Front Retailing Co. Ltd.	161,300	3,001,429
	Japan Airlines Co. Ltd.	86,400	1,593,608
	Japan Exchange Group, Inc.	405,400	5,514,699
	Japan Post Bank Co. Ltd.	330,000	6,380,592
	Japan Post Holdings Co. Ltd.	490,590	7,257,965
	Japan Post Insurance Co. Ltd.	196,500	2,163,681
	Japan Tobacco, Inc.	282,100	12,577,958
#	JFE Holdings, Inc.	310,596	3,524,060
	JGC Holdings Corp.	79,900	1,117,494
	JTEKT Corp.	72,964	999,110
	JX Advanced Metals Corp.	70,900	1,642,624
	Kajima Corp.	127,100	4,246,947
	Kakaku.com, Inc.	53,900	1,252,063
	Kandenko Co. Ltd.	43,000	1,430,267
	Kansai Electric Power Co., Inc.	356,000	5,391,433
#	Kao Corp.	369,800	7,601,631
	Kawasaki Heavy Industries Ltd.	365,500	6,244,440
	Kawasaki Kisen Kaisha Ltd.	171,600	3,057,712
	KDDI Corp.	1,248,300	22,998,324
	Keisei Electric Railway Co. Ltd.	47,473	381,533
	Kewpie Corp.	12,200	348,650
	Keyence Corp.	26,304	13,193,734
	Kikkoman Corp.	221,600	2,282,250
	Kinden Corp.	62,300	2,741,723
	Kintetsu Group Holdings Co. Ltd.	78,828	1,712,262
*	Kioxia Holdings Corp.	30,800	8,585,081
	Kirin Holdings Co. Ltd.	382,900	7,083,554
	Kobe Bussan Co. Ltd.	57,100	998,317
	Kobe Steel Ltd.	260,200	3,367,850
	Koito Manufacturing Co. Ltd.	69,800	1,166,568
	Kokusai Electric Corp.	50,600	2,277,745
	Komatsu Ltd.	298,500	12,951,984
		Shares	Value»
JAPAN — (Continued)
	Konami Group Corp.	38,000	$4,895,142
	Kubota Corp. (6326 JP)	405,645	6,881,964
	Kurita Water Industries Ltd.	50,400	2,708,361
	Kyocera Corp.	410,060	9,352,151
	Kyoto Financial Group, Inc.	111,152	3,063,791
	Kyowa Kirin Co. Ltd.	93,300	1,497,701
	Kyushu Electric Power Co., Inc.	197,200	2,184,785
	Kyushu Financial Group, Inc.	125,600	1,154,491
	Lasertec Corp.	31,300	7,190,616
	LY Corp.	949,900	2,646,652
	M3, Inc.	186,200	2,086,032
	Macnica Holdings, Inc.	3,400	68,832
	Makita Corp. (6586 JP)	79,100	2,547,843
	Marubeni Corp.	229,800	7,427,289
	Maruwa Co. Ltd.	2,400	812,653
	MatsukiyoCocokara & Co.	168,540	2,689,423
	Mazda Motor Corp.	177,672	1,295,333
	McDonald's Holdings Co. Japan Ltd.	41,599	2,114,136
	Mebuki Financial Group, Inc.	513,249	4,755,759
	MEIJI Holdings Co. Ltd.	124,268	2,955,496
	Meiko Electronics Co. Ltd.	7,300	916,950
*	Mercari, Inc.	48,400	1,309,698
	Micronics Japan Co. Ltd.	200	16,309
	Minebea Mitsumi, Inc.	165,900	3,778,227
	MISUMI Group, Inc.	121,200	2,883,463
	Mitsubishi Chemical Group Corp.	806,713	5,936,480
	Mitsubishi Corp.	498,400	14,898,556
	Mitsubishi Electric Corp.	309,600	11,152,748
	Mitsubishi Estate Co. Ltd.	255,053	6,191,965
	Mitsubishi Gas Chemical Co., Inc.	87,700	2,265,317
	Mitsubishi HC Capital, Inc.	613,970	5,652,945
	Mitsubishi Heavy Industries Ltd.	519,900	12,146,073
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	1,767,972	39,490,303
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	527,597	11,844,553

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui & Co. Ltd. (8031 JP)	537,210	$16,483,899
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	732	450,239
	Mitsui Chemicals, Inc.	221,200	2,908,288
	Mitsui Fudosan Co. Ltd.	978,300	9,530,020
	Mitsui Kinzoku Co. Ltd.	21,302	4,010,591
	Mitsui OSK Lines Ltd.	117,900	4,355,452
	Mizuho Financial Group, Inc. (8411 JP)	501,612	26,005,668
	Modec, Inc.	18,400	1,188,397
	MonotaRO Co. Ltd.	111,487	1,406,876
	MS&AD Insurance Group Holdings, Inc.	484,985	14,929,567
	Murata Manufacturing Co. Ltd.	385,300	17,555,932
	Nabtesco Corp.	29,100	836,420
	NEC Corp.	370,070	10,997,984
#	Nexon Co. Ltd.	106,800	1,673,817
	NGK Corp.	134,012	4,585,137
	NHK Spring Co. Ltd.	68,700	1,523,049
	Nichias Corp.	60,900	1,262,229
*	NIDEC Corp. (6594 JP)	207,844	3,337,524
#	Nikkon Holdings Co. Ltd.	35,693	1,126,577
	Nikon Corp.	122,400	1,454,399
	Nintendo Co. Ltd.	97,600	4,655,728
	Nippon Express Holdings, Inc.	162,000	5,346,510
#	Nippon Paint Holdings Co. Ltd.	447,600	3,377,560
	Nippon Sanso Holdings Corp.	83,000	2,983,787
#	Nippon Steel Corp.	1,624,610	6,618,368
	Nippon Television Holdings, Inc.	21,900	399,902
	Nippon Yusen KK	142,800	5,483,159
	Nishi-Nippon Financial Holdings, Inc.	44,458	1,174,928
	Nissan Chemical Corp.	58,167	2,703,754
#*	Nissan Motor Co. Ltd.	671,000	1,416,666
	Nissin Foods Holdings Co. Ltd.	84,900	1,534,838
	Niterra Co. Ltd.	94,800	5,536,189
	Nitori Holdings Co. Ltd.	181,525	2,928,542
#	Nitto Boseki Co. Ltd.	27,000	463,731
	Nitto Denko Corp.	342,200	7,226,035
	NOF Corp.	91,400	1,588,112
		Shares	Value»
JAPAN — (Continued)
	Nomura Holdings, Inc. (8604 JP)	731,100	$7,073,021
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	247,991	2,400,553
	Nomura Real Estate Holdings, Inc.	320,500	1,841,744
	Nomura Research Institute Ltd.	169,834	5,024,292
#	NS Solutions Corp.	32,800	809,011
	NTT, Inc.	8,369,700	8,022,468
	Obayashi Corp.	292,800	5,754,775
	Obic Co. Ltd.	99,900	2,865,488
	Oji Holdings Corp.	444,100	2,442,014
	Olympus Corp.	510,400	5,833,555
	Omron Corp.	66,100	2,210,346
	Ono Pharmaceutical Co. Ltd.	163,152	2,438,305
	Open House Group Co. Ltd.	48,000	2,550,605
	Oracle Corp. Japan	14,552	817,584
	Organo Corp.	9,593	863,094
	Oriental Land Co. Ltd.	191,500	3,822,274
	ORIX Corp. (8591 JP)	420,400	16,967,063
	Osaka Gas Co. Ltd.	131,100	4,497,898
	Otsuka Corp.	89,000	1,836,474
	Otsuka Holdings Co. Ltd.	143,400	9,943,270
	Pan Pacific International Holdings Corp.	777,460	4,411,927
	Panasonic Holdings Corp.	685,740	18,132,654
*	Rakuten Bank Ltd.	42,500	1,452,509
*	Rakuten Group, Inc.	724,013	3,775,111
	Recruit Holdings Co. Ltd.	381,000	30,129,791
	Renesas Electronics Corp.	467,200	9,364,441
	Resona Holdings, Inc.	537,931	7,294,774
	Resonac Holdings Corp.	112,700	9,387,806
	Ricoh Co. Ltd.	270,100	2,650,487
	Rohm Co. Ltd.	144,748	3,838,216
#	Rorze Corp.	32,927	792,981
	Ryohin Keikaku Co. Ltd.	238,400	6,253,295
#	Sanrio Co. Ltd.	390,700	3,135,024
	Santen Pharmaceutical Co. Ltd.	130,092	1,535,892
	Sanwa Holdings Corp.	119,500	2,561,610
	Sapporo Holdings Ltd.	132,100	1,667,984
	SBI Holdings, Inc.	224,900	4,245,724
	SCREEN Holdings Co. Ltd.	69,800	5,324,667
	Secom Co. Ltd.	114,200	4,919,283
	Seibu Holdings, Inc.	109,000	2,441,041
	Seiko Epson Corp.	163,400	2,993,006

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seiko Group Corp.	15,400	$752,954
	Sekisui Chemical Co. Ltd.	188,700	3,140,616
#	Sekisui House Ltd.	245,760	5,380,244
	Seven & i Holdings Co. Ltd.	890,228	11,804,527
	SG Holdings Co. Ltd.	170,100	1,692,366
	Shimadzu Corp.	90,300	2,296,556
	Shimamura Co. Ltd.	71,124	1,497,062
	Shimano, Inc.	21,000	2,650,833
	Shimizu Corp.	233,200	3,435,229
	Shin-Etsu Chemical Co. Ltd.	569,800	20,313,430
	Shionogi & Co. Ltd.	287,100	5,191,138
	Shiseido Co. Ltd.	138,591	2,737,675
	Shizuoka Financial Group, Inc.	202,870	4,001,614
	SKY Perfect JSAT Corp.	58,000	755,474
	Skylark Holdings Co. Ltd.	124,000	2,443,586
	SMC Corp.	12,400	5,357,547
	SoftBank Corp.	11,358,200	15,942,116
	SoftBank Group Corp.	1,593,004	49,618,057
	Sojitz Corp.	107,299	3,584,913
	Sompo Holdings, Inc.	250,782	11,133,868
	Sony Financial Group, Inc. 8729 JP	2,966,000	2,875,499
	Sony Group Corp. (6758 JP)	2,236,400	52,262,127
	Sony Group Corp. (SONY US), Sponsored ADR	30,400	707,104
	Square Enix Holdings Co. Ltd.	92,900	1,617,439
	Subaru Corp.	332,586	5,661,426
#	SUMCO Corp.	135,100	2,746,585
	Sumitomo Bakelite Co. Ltd.	25,400	1,017,060
	Sumitomo Chemical Co. Ltd.	675,649	2,186,271
	Sumitomo Corp.	960,000	9,964,759
	Sumitomo Electric Industries Ltd.	1,121,200	14,839,184
	Sumitomo Forestry Co. Ltd.	291,000	2,454,415
	Sumitomo Heavy Industries Ltd.	40,210	1,299,866
	Sumitomo Metal Mining Co. Ltd.	110,236	5,541,060
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	1,056,320	45,388,916
	Sumitomo Mitsui Trust Group, Inc.	780,320	8,023,785
*	Sumitomo Pharma Co. Ltd.	86,200	671,769
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Realty & Development Co. Ltd.	260,800	$5,845,656
	Suntory Beverage & Food Ltd.	71,700	2,078,729
	Suzuki Motor Corp.	754,200	9,844,983
	Sysmex Corp.	242,464	2,448,281
	T&D Holdings, Inc.	172,600	5,439,632
	Taiheiyo Cement Corp.	7,501	189,945
	Taisei Corp.	61,700	4,997,850
	Taiyo Yuden Co. Ltd.	47,400	2,931,269
	Takasago Thermal Engineering Co. Ltd.	31,489	833,900
	Takashimaya Co. Ltd.	86,300	1,233,732
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	483,197	16,590,871
	TBS Holdings, Inc.	17,600	662,430
	TDK Corp. (6762 JP)	673,510	12,950,558
	Terumo Corp.	520,600	7,637,147
	THK Co. Ltd.	35,500	1,460,806
	TIS, Inc.	103,199	2,474,129
	Toho Co. Ltd. (9602 JP)	195,000	1,872,535
	Tokio Marine Holdings, Inc. (8766 JP)	664,643	33,874,431
	Tokyo Century Corp.	122,900	2,008,322
*	Tokyo Electric Power Co. Holdings, Inc.	709,972	2,292,017
	Tokyo Electron Ltd.	131,100	43,831,587
	Tokyo Gas Co. Ltd.	126,400	4,879,654
#	Tokyo Metro Co. Ltd.	107,100	981,865
	Tokyo Ohka Kogyo Co. Ltd.	47,200	2,556,250
	Tokyo Seimitsu Co. Ltd.	16,600	1,728,529
	Tokyo Tatemono Co. Ltd.	108,019	2,279,337
	Tokyu Corp.	227,918	2,502,065
	Tokyu Fudosan Holdings Corp.	454,800	3,780,036
	TOPPAN Holdings, Inc.	100,000	2,804,085
	Toray Industries, Inc.	571,293	4,103,743
	Tosoh Corp.	133,800	2,250,312
	TOTO Ltd.	56,500	2,452,053
	Toyo Seikan Group Holdings Ltd.	24,000	609,815
	Toyo Suisan Kaisha Ltd.	41,900	2,718,693
	Toyoda Gosei Co. Ltd.	18,300	631,779
	Toyota Motor Corp. (7203 JP)	2,968,515	56,178,152
#	Toyota Motor Corp. (TM US), Sponsored ADR	15,100	2,853,749

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyota Tsusho Corp.	247,980	$10,292,493
	Trend Micro, Inc. (4704 JP)	55,900	2,252,315
	Tsuruha Holdings, Inc.	147,178	2,246,783
	Unicharm Corp.	411,497	2,610,106
	USS Co. Ltd.	206,100	2,602,811
	West Japan Railway Co.	168,500	3,179,563
	Workman Co. Ltd.	7,400	271,415
	Yakult Honsha Co. Ltd.	109,500	1,937,892
	Yamada Holdings Co. Ltd.	122,000	544,934
	Yamaguchi Financial Group, Inc.	83,530	1,544,572
	Yamaha Motor Co. Ltd.	567,900	4,750,415
	Yamato Holdings Co. Ltd.	95,800	1,243,212
	Yamato Kogyo Co. Ltd.	21,200	1,784,704
	Yamazaki Baking Co. Ltd.	49,900	1,054,526
	Yaskawa Electric Corp.	90,300	2,688,935
	Yokogawa Electric Corp.	84,400	3,010,100
	Yokohama Financial Group, Inc.	460,464	5,241,369
	Yokohama Rubber Co. Ltd.	91,300	4,336,828
	Zensho Holdings Co. Ltd.	45,000	2,809,867
	ZOZO, Inc.	196,600	1,417,626
TOTAL JAPAN			1,889,125,984
NETHERLANDS — (4.5%)
	ABN AMRO Bank NV	230,737	10,437,967
*Ω	Adyen NV	2,834	2,882,789
	Aegon Ltd. (AEG US)	145,976	1,378,013
#	ArcelorMittal SA (MT US)	191,470	13,429,748
	ASM International NV	19,135	17,721,856
	ASML Holding NV (ASML NA)	30,871	50,873,285
	ASML Holding NV (ASML US)	90,802	147,916,458
	ASR Nederland NV	128,528	10,508,043
	BE Semiconductor Industries NV	28,926	6,633,276
	Coca-Cola Europacific Partners PLC	102,049	11,303,000
#	DSM-Firmenich AG	57,854	6,237,110
	HAL Trust	10,960	2,087,634
	Heineken NV	121,147	10,968,687
	ING Groep NV (INGA NA)	811,477	28,516,556
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke Ahold Delhaize NV (AD NA)	477,963	$18,905,840
	Koninklijke KPN NV	2,306,511	10,890,975
#	Koninklijke Philips NV (PHG US)	175,457	4,614,519
	Koninklijke Philips NV (PHIA NA)	142,434	3,752,828
*	Magnum Ice Cream Co. NV	17,825	331,397
#*	Magnum Ice Cream Co. NV MICC US	4	74
	NN Group NV	178,801	16,853,985
	Prosus NV (PRX NA)	247,466	11,500,437
	Universal Music Group NV	405,450	6,689,743
	Wolters Kluwer NV	96,704	7,592,096
TOTAL NETHERLANDS			402,026,316
NEW ZEALAND — (0.2%)
#	a2 Milk Co. Ltd.	268,615	1,303,979
	Auckland International Airport Ltd.	568,682	2,915,751
#	Chorus Ltd. (CNU NZ)	354,083	1,963,885
	Contact Energy Ltd.	367,158	1,963,428
#	EBOS Group Ltd.	46,281	600,020
	Fisher & Paykel Healthcare Corp. Ltd., Class C	144,094	3,446,266
#*	Fletcher Building Ltd. (FBU NZ)	457,092	980,153
	Fonterra Co-Operative Group Ltd.	22,286	90,582
	Infratil Ltd.	205,086	1,780,304
	Mainfreight Ltd.	32,883	1,340,805
	Mercury NZ Ltd.	209,812	827,946
	Meridian Energy Ltd.	305,908	1,025,796
#	Port of Tauranga Ltd.	117,196	558,595
	Spark New Zealand Ltd.	572,894	647,692
	Vector Ltd.	65,942	192,183
TOTAL NEW ZEALAND			19,637,385
NORWAY — (0.9%)
	AF Gruppen ASA	8,667	173,455
#	Aker ASA, Class A	6,538	879,508
	Aker BP ASA	144,056	5,136,230
	Aker Solutions ASA	139,720	622,004
#*Ω	AutoStore Holdings Ltd.	283,455	361,739
	Bakkafrost P	17,738	847,054
Ω	BW LPG Ltd. BWLPG NO	74,997	1,719,242
#*	Cadeler AS (CADLR NO)	95,137	542,087
#*	Cadeler AS (CDLR US), ADR	5,232	118,819

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	DNB Bank ASA	244,056	$7,858,262
	DOF Group ASA	63,628	834,280
Ω	Entra ASA	18,738	209,381
	Equinor ASA	343,106	14,084,813
	Frontline PLC	61,270	2,443,375
#	Gjensidige Forsikring ASA	34,673	1,034,328
	Golar LNG Ltd.	6,906	339,430
	Hafnia Ltd.	151,063	1,158,843
	Hoegh Autoliners ASA	59,105	1,051,487
	Kitron ASA	61,541	562,980
	Kongsberg Gruppen ASA	88,595	2,760,932
*	Kongsberg Maritime AS	88,595	500,022
#	Leroy Seafood Group ASA	99,660	437,395
	Mowi ASA	107,837	2,309,356
*	Nordic Semiconductor ASA	17,507	295,797
	Norsk Hydro ASA	430,562	3,971,515
Ω	Okeanis Eco Tankers Corp. ECO US	7,305	440,711
	Orkla ASA	93,852	1,042,503
	Protector Forsikring ASA	21,986	1,144,030
#	Salmar ASA	15,426	840,997
	Sparebank 1 Oestlandet	11,416	234,628
	SpareBank 1 Sor-Norge ASA	74,743	1,674,387
	Storebrand ASA	229,427	4,883,429
	Subsea 7 SA	98,067	3,313,566
	Telenor ASA	138,566	1,958,822
	TGS ASA	119,656	1,621,531
	TOMRA Systems ASA	48,940	543,949
#	Var Energi ASA	255,175	1,282,001
	Veidekke ASA	77,541	1,542,754
#	Vend Marketplaces ASA	29,391	745,586
	Wallenius Wilhelmsen ASA	75,368	1,176,368
	Wilh Wilhelmsen Holding ASA, Class A	4,508	366,462
	Wilh Wilhelmsen Holding ASA, Class B	1,108	83,633
	Yara International ASA	67,445	3,181,502
TOTAL NORWAY			76,329,193
PORTUGAL — (0.2%)
#	Banco Comercial Portugues SA, Class R	3,972,593	4,894,651
#	EDP Renewables SA	152,725	2,369,824
	EDP SA (EDP PL)	1,367,668	7,042,534
		Shares	Value»
PORTUGAL — (Continued)
	Galp Energia SGPS SA	231,878	$5,266,090
	Jeronimo Martins SGPS SA	19,112	383,289
TOTAL PORTUGAL			19,956,388
SINGAPORE — (1.3%)
	CapitaLand Investment Ltd.	973,850	2,018,154
	City Developments Ltd.	132,200	808,526
	DBS Group Holdings Ltd.	567,148	32,722,567
#	Genting Singapore Ltd.	2,591,700	1,282,763
	Hongkong Land Holdings Ltd.	443,000	3,592,170
	Jardine Cycle & Carriage Ltd.	75,310	1,725,869
	Keppel Ltd.	509,300	4,548,536
	Oversea-Chinese Banking Corp. Ltd.	863,257	19,607,348
	Seatrium Ltd.	379,748	636,189
#	Sembcorp Industries Ltd.	511,720	2,200,951
	Singapore Airlines Ltd.	921,800	5,529,695
	Singapore Exchange Ltd.	346,800	6,611,461
	Singapore Technologies Engineering Ltd.	675,700	5,309,506
	Singapore Telecommunications Ltd.	2,535,750	8,773,434
	United Overseas Bank Ltd.	377,865	12,779,044
	UOL Group Ltd.	222,466	1,716,620
	Wilmar International Ltd.	903,900	2,764,216
	Yangzijiang Shipbuilding Holdings Ltd.	1,504,200	4,591,591
TOTAL SINGAPORE			117,218,640
SPAIN — (3.3%)
#	Acciona SA	15,899	4,372,940
	ACS Actividades de Construccion y Servicios SA	111,365	14,195,791
Ω	Aena SME SA	271,399	8,366,647
	Amadeus IT Group SA	160,860	9,927,792
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	1,582,320	44,355,421

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	625,839	$17,492,200
	Banco de Sabadell SA	2,511,975	9,644,030
	Banco Santander SA (SAN SM)	4,087,130	58,128,257
	Bankinter SA	294,914	5,424,918
	CaixaBank SA	1,480,865	21,511,529
Ω	Cellnex Telecom SA	194,122	6,030,216
	Endesa SA	124,881	6,081,071
	Ferrovial NV	127,137	8,320,289
	Iberdrola SA IBE SM	1,087,183	25,824,492
	Industria de Diseno Textil SA	311,793	20,348,734
	Mapfre SA	225,194	1,151,509
	Naturgy Energy Group SA	182,944	6,102,985
	Repsol SA (REP SM)	543,846	16,598,746
	Telefonica SA (TEF SM)	2,057,219	8,493,618
	Telefonica SA (TEF US), Sponsored ADR	51,360	210,576
TOTAL SPAIN			292,581,761
SWEDEN — (2.6%)
#	AAK AB	66,119	1,426,733
	AddTech AB, Class B	112,067	4,077,683
	Alfa Laval AB	60,529	3,581,989
	Alleima AB	12,040	143,091
*	Asmodee Group AB, Class B	57,393	895,659
	Assa Abloy AB, Class B	244,083	9,056,885
	Atlas Copco AB (ATCOA SS), Class A	671,935	14,197,865
	Atlas Copco AB (ATCOB SS), Class B	393,715	7,274,887
#	Avanza Bank Holding AB	75,308	3,090,342
	Axfood AB	43,385	1,107,245
	Beijer Ref AB, Class B	110,951	1,565,774
Ω	BioArctic AB	11,600	396,063
	Boliden AB	162,850	8,194,216
Ω	Bravida Holding AB	41,947	577,979
*	Camurus AB	12,768	832,936
	Castellum AB	136,246	1,912,254
	Catena AB	16,109	669,236
#	Clas Ohlson AB, Class B	16,120	710,221
	Elekta AB, Class B	67,465	343,221
	Epiroc AB (EPIA SS), Class A	177,442	4,549,014
		Shares	Value»
SWEDEN — (Continued)
	Epiroc AB (EPIB SS), Class B	99,521	$2,182,056
	EQT AB	33,946	1,153,002
	Essity AB (ESSITYA SS), Class A	8,605	251,252
	Essity AB (ESSITYB SS), Class B	258,136	7,499,029
*Ω	Evolution AB	50,712	3,870,405
	Fabege AB	92,014	721,641
*	Fastighets AB Balder, Class B	188,812	1,033,411
	Getinge AB, Class B	99,717	2,485,482
#	H & M Hennes & Mauritz AB, Class B	167,436	3,066,379
#	Hexagon AB, Class B	405,627	4,003,769
	Hexpol AB	1,274	11,858
	HMS Networks AB	8,879	459,880
	Holmen AB (HOLMB SS), Class B	30,769	1,043,471
	Hufvudstaden AB, Class A	9,910	126,196
	Husqvarna AB (HUSQA SS), Class A	12,600	51,145
	Indutrade AB	83,885	2,106,107
*	International Petroleum Corp. (IPCO SS)	21,077	481,194
	Lagercrantz Group AB, Class B	111,522	2,622,402
	Lifco AB, Class B	59,390	2,022,709
	Loomis AB	44,967	2,481,481
	Medicover AB, Class B	35,267	835,780
Ω	Munters Group AB	59,686	1,062,428
	Mycronic AB	85,274	2,817,623
	Nibe Industrier AB, Class B	370,190	1,483,919
	Nordnet AB publ	63,240	2,422,672
*	Octave Intelligence PLC, SDR	40,563	727,154
	Pandox AB	52,404	974,486
	Peab AB, Class B	85,791	849,800
	Saab AB, Class B	46,916	2,948,097
#	Sagax AB (SAGAB SS), Class B	72,944	1,282,240
	Sandvik AB	245,661	9,186,427
	Sectra AB, Class B	54,337	1,525,159
	Securitas AB, Class B	225,286	3,619,075
#*Ω	Sinch AB	8,611	36,418
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	442,167	10,361,078
	Skanska AB, Class B	148,452	4,165,600
	SKF AB (SKFA SS), Class A	5,065	137,535
	SKF AB (SKFB SS), Class B	161,381	4,368,138

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	SSAB AB (SSABA SS), Class A	135,094	$1,422,250
	SSAB AB (SSABB SS), Class B	307,719	3,241,155
	Svenska Cellulosa AB SCA (SCAA SS), Class A	8,605	97,532
	Svenska Cellulosa AB SCA (SCAB SS), Class B	204,523	2,325,252
	Svenska Handelsbanken AB (SHBA SS), Class A	292,444	4,471,632
#	Svenska Handelsbanken AB (SHBB SS), Class B	9,618	234,823
	Sweco AB, Class B	85,746	1,210,543
	Swedbank AB, Class A	244,840	9,793,590
*	Swedish Orphan Biovitrum AB	60,862	3,016,091
	Tele2 AB, Class B	288,823	5,003,594
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	17,870	176,709
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	1,205,058	11,853,776
#	Telia Co. AB	1,357,532	6,291,081
	Trelleborg AB, Class B	96,235	4,278,034
	Volvo AB (VOLVA SS), Class A	82,123	3,148,159
	Volvo AB (VOLVB SS), Class B	667,761	25,543,013
#*	Volvo Car AB, Class B	261,530	554,670
	Wallenstam AB, Class B	131,227	569,779
	Wihlborgs Fastigheter AB	108,561	882,944
TOTAL SWEDEN			235,194,418
SWITZERLAND — (7.9%)
	ABB Ltd.	340,373	33,580,825
	Alcon AG ALC SW	19,411	1,333,105
#	Alcon AG ALC US	172,799	11,912,777
	Amrize Ltd.	246,672	12,085,831
	Chocoladefabriken Lindt & Spruengli AG LISN SW	36	4,239,022
#	Chocoladefabriken Lindt & Spruengli AG LISP SW	200	2,308,413
	Cie Financiere Richemont SA, Class A	123,134	29,101,703
		Shares	Value»
SWITZERLAND — (Continued)
#	EMS-Chemie Holding AG	2,147	$2,174,134
	Galderma Group AG	57,637	12,542,463
	Geberit AG	15,624	10,294,660
	Givaudan SA	2,609	10,427,792
	Helvetia Baloise Holding AG	37,326	10,009,689
	Holcim AG (HOLN SW)	223,211	20,272,943
	Julius Baer Group Ltd.	99,323	8,732,535
	Kuehne & Nagel International AG	20,697	5,270,732
#	Logitech International SA (LOGI US)	21,971	2,251,588
	Logitech International SA (LOGN SW)	9,420	962,067
	Lonza Group AG	24,189	16,859,196
	Nestle SA	874,877	87,444,812
	Novartis AG (NOVN SW)	340,245	53,211,512
	Novartis AG (NVS US), Sponsored ADR	289,165	45,153,115
	Partners Group Holding AG	9,115	7,597,613
	Roche Holding AG	275,396	120,373,118
	Roche Holding AG (RO SW), Class BR	11,794	5,228,228
	Sandoz Group AG (SDZ SW)	192,877	15,722,915
	Sandoz Group AG (SDZNY US), ADR	39,056	3,182,250
	Schindler Holding AG SCHN SW	9,697	2,966,058
	Schindler Holding AG SCHP SW	12,952	4,077,031
	SGS SA	82,691	9,798,583
	Sika AG	48,315	10,870,421
	Sonova Holding AG	9,634	2,624,821
	Straumann Holding AG	45,172	5,594,110
	Swiss Life Holding AG	13,437	15,855,632
	Swiss Prime Site AG	6,008	979,905
	Swiss Re AG	147,397	24,529,075
	Swisscom AG	17,356	13,337,142
	UBS Group AG (UBS US)	255,910	13,496,713
	UBS Group AG (UBSG SW)	411,734	21,763,284
Ω	VAT Group AG	10,141	7,590,314
	Zurich Insurance Group AG	43,219	32,921,127
TOTAL SWITZERLAND			698,677,254
UNITED KINGDOM — (12.4%)
	3i Group PLC	302,358	11,640,115
	Admiral Group PLC	123,406	6,255,755
Ω	Airtel Africa PLC	583,935	2,635,822

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Anglo American PLC	235,220	$11,907,190
	Antofagasta PLC	154,972	7,723,924
	Associated British Foods PLC	142,156	3,993,803
	AstraZeneca PLC	222,990	37,828,024
	AstraZeneca PLC (AZN LN)	147,969	25,171,052
	Aviva PLC	959,090	8,976,318
	Babcock International Group PLC	104,716	1,589,645
	BAE Systems PLC	714,564	20,228,828
	Barclays PLC (BARC LN)	1,697,316	11,666,566
	Barclays PLC (BCS US), Sponsored ADR	319,418	8,783,995
	BP PLC (BP LN)	2,286,869	17,181,628
	BP PLC (BP US), Sponsored ADR	949,749	42,947,627
	British American Tobacco PLC (BATS LN)	442,204	26,824,507
	British American Tobacco PLC (BTI US), Sponsored ADR	39,325	2,385,061
	BT Group PLC	4,308,353	11,665,465
	Bunzl PLC	146,390	5,524,337
*	Canal & SA	25,935	91,929
	Centrica PLC	2,668,294	5,568,187
	Coca-Cola HBC AG, Class DI	77,054	5,195,736
	Compass Group PLC	579,065	18,388,702
#	Diageo PLC (DEO US), Sponsored ADR	151,913	13,377,459
	Diageo PLC (DGE LN)	169,923	3,732,926
	Diploma PLC	56,315	5,577,038
	easyJet PLC	41,783	355,721
	Endeavour Mining PLC EDV CN	109,934	5,202,426
	Endeavour Mining PLC EDV LN	82,778	3,948,958
	Experian PLC	341,478	12,883,867
	Fresnillo PLC	115,106	3,877,452
	Games Workshop Group PLC	13,421	3,459,691
	Glencore PLC	3,172,321	23,365,251
	GSK PLC (GSK LN)	727,744	18,923,428
#	GSK PLC (GSK US), Sponsored ADR	399,267	20,638,091
	Haleon PLC (HLN LN)	2,223,974	10,887,598
#	Haleon PLC (HLN US), ADR	201,265	1,986,486
	Halma PLC	104,822	5,008,099
	HSBC Holdings PLC (HSBA LN)	2,540,701	54,105,011
		Shares	Value»
UNITED KINGDOM — (Continued)
	HSBC Holdings PLC (HSBC US), Sponsored ADR	362,959	$38,626,097
	ICG PLC	64,794	1,654,317
	IMI PLC	105,000	4,172,545
	Imperial Brands PLC	378,415	14,361,176
	Informa PLC	527,634	6,320,856
	InterContinental Hotels Group PLC	56,200	9,087,939
	InterContinental Hotels Group PLC (IHG US), ADR	1,227	199,182
	International Consolidated Airlines Group SA, Class DI	119,677	701,536
	Intertek Group PLC	72,170	5,700,216
	Investec PLC	128,160	1,121,680
	J Sainsbury PLC	923,337	4,452,616
	Legal & General Group PLC	2,136,040	8,673,081
	Lloyds Banking Group PLC (LLOY LN)	16,927,339	26,163,154
	London Stock Exchange Group PLC	109,438	12,310,939
	M&G PLC	1,069,047	5,164,246
	Marks & Spencer Group PLC	1,232,960	6,739,816
	Melrose Industries PLC	81,485	501,237
	National Grid PLC (NG LN)	699,801	11,200,910
#	National Grid PLC (NGG US), Sponsored ADR	108,625	8,686,741
	NatWest Group PLC (NWG LN)	2,385,491	22,501,462
	Next PLC	46,121	9,236,102
#	Pearson PLC (PSO US), Sponsored ADR	28,664	485,568
	Pearson PLC (PSON LN)	136,630	2,305,583
	Prudential PLC (PRU LN)	804,379	12,088,648
	Prudential PLC (PUK US), ADR	119,515	3,616,524
	Reckitt Benckiser Group PLC	262,172	18,503,408
	RELX PLC (REL LN)	172,157	6,055,096
#	RELX PLC (RELX US), Sponsored ADR	106,664	3,778,041
	RELX PLC (REN NA)	200,352	7,075,789
	Rentokil Initial PLC RTO LN	720,911	3,319,981

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Rentokil Initial PLC RTO US, Sponsored ADR	1,759	$41,090
	Rio Tinto PLC (RIO LN)	154,229	14,986,373
	Rio Tinto PLC (RIO US), Sponsored ADR	205,167	19,870,424
	Rolls-Royce Holdings PLC	2,436,202	48,601,405
	Sage Group PLC	371,892	4,898,923
	Severn Trent PLC	127,429	5,167,748
	Shell PLC (SHEL LN)	77,031	3,525,817
	Shell PLC (SHEL US), ADR	1,313,356	120,802,485
	Smith & Nephew PLC (SN LN)	206,252	3,226,393
#	Smith & Nephew PLC (SNN US), Sponsored ADR	47,818	1,509,136
	Smiths Group PLC	131,756	4,704,952
	Spirax Group PLC	7,958	746,118
	SSE PLC	401,580	12,687,294
	St. James's Place PLC	64,436	915,564
	Standard Chartered PLC	669,258	19,788,358
	Standard Life PLC	266,596	3,322,135
	Sunbelt Rentals Holdings, Inc.	199,905	14,322,434
	Tesco PLC	2,917,617	19,204,219
	Unilever PLC UL US, Sponsored ADR	456,456	28,943,875
	Unilever PLC ULVRL IX	79,224	5,040,832
	Unilever PLC UNA NA	220,680	14,131,815
	United Utilities Group PLC	342,855	6,385,457
	Vodafone Group PLC (VOD LN)	7,626,953	12,103,897
	Vodafone Group PLC (VOD US), Sponsored ADR	21,712	342,621
	Weir Group PLC	77,916	2,779,833
*	Wise Group PLC, Class A	150,256	1,794,654
TOTAL UNITED KINGDOM			1,106,152,056
		Shares	Value»
UNITED STATES — (0.1%)
	International Paper Co.	106,683	$4,404,807
*	James Hardie Industries PLC (JHX AU), CDI	157,942	4,077,227
TOTAL UNITED STATES			8,482,034
TOTAL COMMON STOCKS			8,692,924,127
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
#	Dr. Ing hc F Porsche AG, 2.369%	37,708	1,846,047
	Henkel AG & Co. KGaA, 2.737%	73,100	6,372,762
#	Sartorius AG, 0.338%	6,587	1,660,146
#	Volkswagen AG, 7.076%	116,411	10,060,473
TOTAL GERMANY			19,939,428
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	6,143	0
TOTAL INVESTMENT SECURITIES (Cost $4,502,988,368)			8,712,863,555

			Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	16,179,522	187,148,532
TOTAL INVESTMENTS — (100.0%)
(Cost $4,690,106,431)^^			$8,900,012,087

Large Cap International Portfolio
CONTINUED
As of July 31, 2026, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	387	09/18/26	$144,226,856	$145,497,488	$1,270,632
Total Futures Contracts			$144,226,856	$145,497,488	$1,270,632
As of July 31, 2026, the value of Rule 144A securities amounted to $79,107,019 or 0.9% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$26,977,151	$494,739,359	—	$521,716,510
Austria	—	32,847,061	—	32,847,061
Belgium	4,990,578	80,939,354	—	85,929,932
Canada	1,049,950,936	5,188,553	—	1,055,139,489
Denmark	29,130	145,642,452	—	145,671,582
Finland	3,490,021	94,030,553	—	97,520,574
France	9,790,838	683,357,645	—	693,148,483
Germany	26,471,558	622,328,178	—	648,799,736
Hong Kong	—	136,069,639	—	136,069,639
Ireland	—	35,197,273	—	35,197,273
Israel	16,556,194	105,674,512	—	122,230,706
Italy	1,969,890	251,301,823	—	253,271,713
Japan	18,919,271	1,870,206,713	—	1,889,125,984
Netherlands	167,338,812	234,687,504	—	402,026,316
New Zealand	—	19,637,385	—	19,637,385
Norway	898,960	75,430,233	—	76,329,193
Portugal	—	19,956,388	—	19,956,388
Singapore	—	117,218,640	—	117,218,640
Spain	18,977,434	273,604,327	—	292,581,761
Sweden	727,154	234,467,264	—	235,194,418
Switzerland	78,426,683	620,250,571	—	698,677,254
United Kingdom	360,050,953	746,101,103	—	1,106,152,056
United States	—	8,482,034	—	8,482,034
Preferred Stocks
Germany	—	19,939,428	—	19,939,428
Rights/Warrants
Canada	—	—	—	—
Securities Lending Collateral	—	187,148,532	—	187,148,532
Total Investments in Securities	$1,785,565,563	$7,114,446,524	—	$8,900,012,087
Financial Instruments
Assets
Futures Contracts**	1,270,632	—	—	1,270,632
Total Financial Instruments	$1,270,632	—	—	$1,270,632
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.5%)
AUSTRALIA — (5.6%)
#*	29Metals Ltd.	591,914	$108,345
#	Accent Group Ltd.	558,913	272,089
	Acrow Ltd.	149,171	92,368
#	Acrow Ltd. ACF AU	1,245,179	770,910
#	Adairs Ltd.	624,970	628,258
#	AGL Energy Ltd.	1,195,118	6,954,186
*	AIC Mines Ltd.	36,934	18,928
*	Alkane Resources Ltd.	2,247,628	2,091,611
#	ALS Ltd.	1,199,746	18,108,045
#*	AMA Group Ltd.	507,501	158,654
	Amotiv Ltd.	627,267	3,095,606
	AMP Ltd.	8,749,061	13,182,892
*	Amplitude Energy Ltd.	1,080,871	1,154,351
	Ampol Ltd.	620,797	17,515,267
	Ansell Ltd.	594,026	13,642,262
	ANZ Group Holdings Ltd.	2,215,622	57,905,436
	APA Group	1,520,216	10,874,726
#*	Appen Ltd.	788,746	659,841
*	Arafura Rare Earths Ltd. (ARU AU)	425,367	53,538
#	ARB Corp. Ltd.	350,372	4,850,636
	Aristocrat Leisure Ltd.	632,117	28,410,527
#	ARN Media Ltd.	1,378,643	252,358
*	Articore Group Ltd.	321,992	64,465
	ASX Ltd.	149,644	5,772,326
#	Atlas Arteria Ltd.	1,041,357	3,677,746
#	AUB Group Ltd.	316,409	6,165,573
*	Aurelia Metals Ltd.	5,119,989	1,133,728
	Aurizon Holdings Ltd.	5,619,967	16,526,976
*	Ausgold Ltd.	119,326	71,810
#	Aussie Broadband Ltd.	746,467	2,489,705
*	Austal Ltd.	1,838,923	4,637,724
#*	Australian Agricultural Co. Ltd.	1,258,308	1,204,505
#	Australian Clinical Labs Ltd.	848,821	1,420,098
#	Australian Ethical Investment Ltd.	245,785	762,843
*	Australian Strategic Materials Ltd.	421,369	294,123
	Autosports Group Ltd.	10,383	11,607
*	Baby Bunting Group Ltd.	441,278	321,761
	Bank of Queensland Ltd.	2,091,061	9,739,868
#	Bapcor Ltd.	2,029,420	625,777
#	Beach Energy Ltd.	7,094,277	4,562,351
#	Beacon Lighting Group Ltd.	58,489	65,986
		Shares	Value»
AUSTRALIA — (Continued)
	Beacon Minerals Ltd.	11,261	$19,658
	Bega Cheese Ltd.	1,804,540	7,701,981
#	Bell Financial Group Ltd.	275,144	309,417
*	Bellevue Gold Ltd.	3,464,386	3,033,320
	Bendigo & Adelaide Bank Ltd.	1,487,748	11,960,558
#*	Betmakers Technology Group Ltd.	365,926	42,447
	BHP Group Ltd. (BHP AU)	3,147,083	132,651,298
#	BHP Group Ltd. (BHP LN), Class DI	338,292	14,406,833
#	BHP Group Ltd. (BHP US), Sponsored ADR	903,454	76,332,828
#	Bisalloy Steel Group Ltd.	5,274	18,132
#*	Black Cat Syndicate Ltd. (BC8 AU)	831,520	523,609
	BlueScope Steel Ltd.	1,150,500	26,388,162
#*	Boss Energy Ltd.	985,436	843,714
	Brambles Ltd.	2,189,246	30,053,308
#	Bravura Solutions Ltd.	878,658	1,569,044
#	Breville Group Ltd.	335,226	7,706,887
#*	Brightstar Resources Ltd.	78,294	17,578
	Capral Ltd.	34,762	289,611
	Capricorn Metals Ltd.	1,697,050	15,043,421
	CAR Group Ltd.	320,417	5,850,455
*	Carnaby Resources Ltd.	52,182	27,011
*	Carnarvon Energy Ltd.	3,920,645	265,594
	Cash Converters International Ltd.	794,550	187,612
#*	Catalyst Metals Ltd.	78,614	296,722
*	Catapult Sports Ltd.	196,182	462,421
	Cedar Woods Properties Ltd.	267,392	1,315,084
*	Centrebet International Ltd.	22,005	0
#*	Cettire Ltd.	75,630	11,396
	Challenger Ltd.	2,117,821	14,553,548
#	Champion Iron Ltd.	1,455,551	3,461,084
#*	Chrysos Corp. Ltd.	20,683	87,940
	Civmec Australia Ltd.	327,100	392,737
	Cleanaway Waste Management Ltd.	7,195,042	11,815,665
#	Clinuvel Pharmaceuticals Ltd.	47,436	302,064

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Coast Entertainment Holdings Ltd.	1,517,319	$553,433
	Cochlear Ltd.	60,740	5,090,527
	Codan Ltd.	531,345	14,923,783
	Cogstate Ltd.	43,213	76,046
	Coles Group Ltd.	1,823,775	30,808,984
	Collins Foods Ltd.	574,365	3,308,826
*	Comet Ridge Ltd.	393,758	24,092
	Commonwealth Bank of Australia	660,983	82,626,053
	Computershare Ltd.	703,248	20,206,481
#*	Core Lithium Ltd.	132,528	22,286
#*††	Corporate Travel Management Ltd.	252,724	535,266
	Credit Corp. Group Ltd.	153,321	1,483,378
	CSL Ltd.	100,806	8,715,712
	Dalrymple Bay Infrastructure Ltd.	895,693	3,518,731
#	Data#3 Ltd.	806,304	5,531,534
#*	Develop Global Ltd.	150,268	510,457
	Dicker Data Ltd.	362,770	3,193,217
#	Domino's Pizza Enterprises Ltd.	108,809	1,416,143
	Downer EDI Ltd.	3,119,314	16,970,302
*	DUG Technology Ltd.	63,975	91,468
#	Duratec Ltd.	259,561	387,066
	Dyno Nobel Ltd.	6,195,220	16,398,223
#	Eagers Automotive Ltd.	677,249	11,134,472
#	Elders Ltd.	739,719	2,918,869
#*	Electro Optic Systems Holdings Ltd.	30,093	141,501
*	Elevra Lithium Ltd.	7,836	40,997
*	Emeco Holdings Ltd.	1,564,437	1,064,636
*	Emerald Resources NL	2,289,609	8,591,378
#*	EML Payments Ltd.	1,157,830	264,260
#	Endeavour Group Ltd.	5,031,209	12,279,793
#	EQT Holdings Ltd.	59,292	701,007
	ESG Minerals Ltd.	4,224	476
	Eureka Group Holdings Ltd. (EGH AU)	190,431	99,766
#	Euroz Hartleys Group Ltd.	103,521	96,575
	Evolution Mining Ltd.	6,877,551	54,534,349
#	EVT Ltd.	368,816	3,314,472
#	Fenix Resources Ltd.	127,590	24,297
#	Fiducian Group Ltd.	9,015	53,218
*	FireFly Metals Ltd.	64,244	78,288
	FleetPartners Group Ltd.	777,149	1,541,495
#	Fleetwood Ltd.	207,177	343,660
#	Flight Centre Travel Group Ltd.	631,322	5,834,953
*	Focus Minerals Ltd.	5,833	7,428
		Shares	Value»
AUSTRALIA — (Continued)
	Fortescue Ltd.	2,338,084	$30,339,572
#	G8 Education Ltd.	1,469,952	154,522
	Generation Development Group Ltd.	257,530	734,600
#*	Genesis Minerals Ltd.	1,873,493	7,505,192
	GenusPlus Group Ltd.	15,075	92,618
*	Gorilla Gold Mines Ltd.	13,652	2,778
	GR Engineering Services Ltd.	250,568	1,000,945
	GrainCorp Ltd., Class A	1,099,366	4,313,448
*	Grange Resources Ltd.	1,170,308	114,908
#*	Great Boulder Resources Ltd. GBR AU	238,471	10,723
	Great Boulder Resources Ltd. GBRXX AU	58,845	2,650
	Great Boulder Resources Ltd. GBRYY AU	130,674	5,885
*	Greatland Resources Ltd.	410,530	2,838,878
	GWA Group Ltd.	857,371	1,440,010
	Hansen Technologies Ltd.	805,576	2,401,585
	Harvey Norman Holdings Ltd.	2,353,566	8,105,919
*	Havilah Resources Ltd.	48,264	27,232
#*	Healius Ltd.	2,255,421	592,555
	Helia Group Ltd.	2,111,355	7,426,313
*	Hillgrove Resources Ltd.	516,963	20,423
	Horizon Oil Ltd.	237,477	36,808
	HUB24 Ltd.	139,965	8,334,321
#	Humm Group Ltd.	1,172,269	347,347
#	IDP Education Ltd.	95,538	154,152
*	IGO Ltd.	1,384,004	6,660,962
	Iluka Resources Ltd.	1,621,223	6,855,135
	Imdex Ltd.	1,923,440	4,968,786
*	Immutep Ltd. (IMM AU)	406,561	13,140
*	Immutep Ltd. (IMMP US), Sponsored ADR	3,713	1,418
#	Inghams Group Ltd.	1,764,942	2,788,932
	Insurance Australia Group Ltd.	5,838,279	34,785,560
	Integral Diagnostics Ltd.	653,498	963,970
*	ioneer Ltd.	1,060,666	86,147
	IPD Group Ltd.	24,162	82,017

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	IPH Ltd.	868,076	$2,536,505
	IRESS Ltd.	544,275	2,608,564
#	IVE Group Ltd.	514,235	1,011,282
	JB Hi-Fi Ltd.	415,932	23,927,354
*	Judo Capital Holdings Ltd.	1,998,111	1,357,849
#	Jupiter Mines Ltd.	4,413,523	821,723
	Karoon Energy Ltd.	3,748,757	4,646,977
	Kelsian Group Ltd.	277,032	861,956
	Kingsgate Consolidated Ltd.	145,605	411,780
#	Kogan.com Ltd.	58,738	176,631
#	L1 Group Ltd.	1,485,642	1,074,231
	Lendlease Corp. Ltd.	1,461,514	3,099,436
#*	Lifestyle Communities Ltd.	328,363	1,172,880
	Lindsay Australia Ltd.	246,662	117,786
*	Liontown Ltd.	1,056,536	714,626
	Lottery Corp. Ltd.	3,159,237	12,377,842
	Lotus Resources Ltd.	593,269	100,189
#*	Lotus Resources Ltd. LOT AU	593,275	99,578
	Lovisa Holdings Ltd.	267,732	4,462,671
	Lycopodium Ltd.	97,952	1,224,932
#*	Lynas Rare Earths Ltd.	1,270,964	12,474,218
	MA Financial Group Ltd.	229,293	917,168
#	Maas Group Holdings Ltd.	70,298	245,459
	Macmahon Holdings Ltd.	6,034,036	3,911,086
	Macquarie Group Ltd.	187,842	33,345,466
#*	Macquarie Technology Group Ltd.	36,197	1,534,762
#	Mader Group Ltd.	24,395	118,140
#	Magellan Financial Group Ltd.	883,376	5,912,494
#*	Mayne Pharma Group Ltd.	280,148	524,878
	McMillan Shakespeare Ltd.	240,168	3,293,288
	Medibank Pvt Ltd.	3,885,523	14,084,016
*	Megaport Ltd.	353,377	4,516,713
#*	Mesoblast Ltd. (MSB AU)	1,052,838	1,510,877
#*	Metals X Ltd.	4,536,945	5,016,900
	Metcash Ltd.	3,771,953	8,053,885
*	Metro Mining Ltd.	48,912	48,554
*	MGX Resources Ltd.	2,629,045	601,075
#*	Michael Hill International Ltd. (MHJ NZ)	61,279	15,122
#*	Mineral Resources Ltd.	282,226	11,470,237
	Monadelphous Group Ltd.	350,353	7,173,153
		Shares	Value»
AUSTRALIA — (Continued)
#	Monash IVF Group Ltd.	818,421	$402,927
	MotorCycle Holdings Ltd.	76,502	136,842
#	Myer Holdings Ltd.	4,797,152	706,894
	MyState Ltd.	756,661	2,598,078
#*	Nanosonics Ltd.	174,411	384,954
#	National Australia Bank Ltd.	2,573,658	74,522,740
	Navigator Global Investments Ltd.	1,471,672	2,402,313
	Netwealth Group Ltd.	530,219	8,003,348
#*	Neuren Pharmaceuticals Ltd.	98,749	1,244,726
#	New Hope Corp. Ltd.	2,419,064	8,859,418
#*	NEXTDC Ltd.	1,279,768	12,036,981
	nib holdings Ltd.	2,387,169	12,561,352
	Nick Scali Ltd.	405,536	4,498,423
#*	Nickel Industries Ltd.	6,566,609	3,741,494
#	Nine Entertainment Co. Holdings Ltd.	3,954,435	2,658,668
	Northern Star Resources Ltd.	3,006,855	41,671,404
	NRW Holdings Ltd.	2,713,669	13,294,135
*	Nufarm Ltd.	993,231	2,088,109
*	Nuix Ltd.	29,272	26,311
#	Objective Corp. Ltd.	46,381	229,829
#*	OFX Group Ltd.	431,301	240,970
#	OM Holdings Ltd.	418,603	65,765
#*	Omni Bridgeway Ltd.	966,996	1,031,326
	oOh!media Ltd.	2,802,875	3,056,758
#*	Ora Banda Mining Ltd.	2,413,171	1,922,298
	Orica Ltd.	1,395,007	22,788,307
	Origin Energy Ltd.	2,632,725	19,862,380
	Orora Ltd.	3,357,327	3,427,187
	Pacific Current Group Ltd.	236,569	1,887,762
#*	Paladin Energy Ltd.	1,074,798	7,086,548
*	Pantoro Gold Ltd.	1,272,951	1,824,692
	Peet Ltd.	944,703	1,179,352
*	Peninsula Energy Ltd.	73,595	14,249
*	PeopleIN Ltd.	54,773	27,359
	Pepper Money Ltd.	91,705	113,034
	Perenti Ltd.	4,063,164	6,029,227
	Perpetual Ltd.	281,207	3,735,752
	Perseus Mining Ltd.	6,318,689	21,630,588
*	PEXA Group Ltd.	388,686	2,019,000
#	Pinnacle Investment Management Group Ltd.	41,401	462,068
#*	PLS Group Ltd.	4,718,533	13,710,304
*	PPK Mining Equipment Group Pty. Ltd.	3,734	0
	Praemium Ltd.	948,385	482,511

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Premier Investments Ltd.	301,058	$2,887,049
#	Pro Medicus Ltd.	129,219	14,699,808
#	Propel Funeral Partners Ltd.	118,760	268,283
#	PWR Holdings Ltd.	186,874	1,302,626
	Qantas Airways Ltd.	833,452	5,800,007
	QBE Insurance Group Ltd.	3,357,236	58,230,463
	Ramelius Resources Ltd.	5,389,732	11,591,333
#	Ramsay Health Care Ltd.	474,731	14,753,575
#	REA Group Ltd.	72,139	8,146,978
*	ReadyTech Holdings Ltd.	19,841	24,103
	Redox Ltd.	6,946	17,885
#	Reece Ltd.	274,216	3,078,909
	Regis Healthcare Ltd.	600,786	2,627,866
	Regis Resources Ltd.	3,985,514	17,078,735
	Reliance Worldwide Corp. Ltd.	3,496,266	8,599,240
	Resimac Group Ltd.	61,700	34,730
*	Resolute Mining Ltd.	11,124,063	7,278,391
	Ridley Corp. Ltd.	1,542,660	3,100,861
#	Rio Tinto Ltd.	683,883	81,506,323
*	Sandfire Resources Ltd.	2,243,286	29,695,218
	Santos Ltd.	7,920,967	43,991,060
	Saturn Metals Ltd. STNXX AU	23,007	6,799
	SEEK Ltd.	218,442	2,253,817
	Select Harvests Ltd.	706,852	2,082,640
	Servcorp Ltd.	215,765	979,079
	Service Stream Ltd.	2,922,631	4,995,422
#	SGH Ltd.	510,242	15,779,599
#	Shaver Shop Group Ltd.	489,740	496,364
	Sigma Healthcare Ltd.	7,073,444	14,585,407
#*	Silver Mines Ltd.	504,354	48,030
	Sims Ltd. (SGM AU)	799,499	14,280,329
#*	SiteMinder Ltd.	336,667	793,583
	SmartGroup Corp. Ltd.	338,350	3,046,880
	Solvar Ltd.	775,710	852,689
	Sonic Healthcare Ltd.	750,979	11,493,355
	South32 Ltd. (S32 AU)	6,961,382	22,193,600
	South32 Ltd. (SOUHY US), ADR	402,590	6,401,181
	Southern Cross Electrical Engineering Ltd.	814,932	2,480,505
#	Southern Cross Media Group Ltd.	969,688	367,565
	SRG Global Ltd.	2,521,078	5,932,425
#*	St Barbara Ltd.	2,680,201	855,376
		Shares	Value»
AUSTRALIA — (Continued)
	Stanmore Resources Ltd.	1,680,794	$2,722,174
	Steadfast Group Ltd.	2,627,192	9,388,927
*	Strickland Metals Ltd.	102,090	5,867
*	Strike Energy Ltd.	598,376	41,516
	Suncorp Group Ltd.	1,722,944	23,181,770
#	Super Retail Group Ltd.	967,320	9,021,863
*	Superloop Ltd.	1,970,686	4,416,810
#*	Syrah Resources Ltd.	5,128,811	396,465
	Tabcorp Holdings Ltd.	9,985,583	6,256,801
	Technology One Ltd.	1,011,227	22,055,479
	Telstra Group Ltd. (TLGPY US), ADR	26,567	469,439
	Telstra Group Ltd. (TLS AU)	5,019,947	17,722,284
#*	Temple & Webster Group Ltd.	18,482	71,575
#	Ten Sixty Four Ltd.	1,871,019	144,820
*	Titan Minerals Ltd.	22,187	8,564
#	TPG Telecom Ltd.	791,167	1,986,284
	Transurban Group	1,336,306	13,877,217
#	Treasury Wine Estates Ltd.	789,749	2,731,399
#*	Tuas Ltd.	786,950	1,188,706
#*	Tyro Payments Ltd.	819,752	484,871
#	Universal Store Holdings Ltd.	8,603	44,024
	Vault Minerals Ltd.	5,462,488	18,307,105
	Ventia Services Group Pty. Ltd.	3,687,213	15,037,610
*	Viridis Mining & Minerals Ltd.	24,539	57,806
Ω	Viva Energy Group Ltd.	5,059,866	10,173,276
#*	Vulcan Energy Resources Ltd.	8,660	15,459
*	Vysarn Ltd.	7,706	6,160
	Wagners Holding Co. Ltd.	10,397	29,547
	Washington H Soul Pattinson & Co. Ltd.	277,217	8,997,029
*	WEB Travel Group Ltd.	1,210,538	2,892,572
#	Webjet Group Ltd.	728,759	207,765
	Wesfarmers Ltd.	867,784	54,353,916
*	West African Resources Ltd.	5,719,049	11,397,586
*	West Wits Mining Ltd.	38,162	9,851
	Westgold Resources Ltd.	3,285,041	10,932,523
#	Westpac Banking Corp.	2,473,302	65,585,213
	Whitehaven Coal Ltd.	3,494,842	17,259,450
#	WiseTech Global Ltd.	46,005	1,185,776

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Woodside Energy Group Ltd. (WDS AU)	2,394,810	$56,050,351
	Woodside Energy Group Ltd. (WDS LN)	299,211	6,937,287
#	Woodside Energy Group Ltd. (WDS US), ADR	232,635	5,457,617
	Woolworths Group Ltd.	846,311	23,616,825
	Worley Ltd.	1,093,240	8,114,497
#*	Xero Ltd.	132,871	6,633,589
	XRF Scientific Ltd.	350,588	432,733
#	Yancoal Australia Ltd.	1,227,679	4,837,437
*	Zip Co. Ltd.	1,708,363	3,058,536
TOTAL AUSTRALIA			2,415,639,419
AUSTRIA — (0.8%)
*	Addiko Bank AG	10,150	312,059
	Agrana Beteiligungs AG	38,718	506,802
	ANDRITZ AG	335,732	31,625,205
*	AT&S Austria Technologie & Systemtechnik AG	101,998	15,620,100
Ω	BAWAG Group AG	277,366	56,248,585
#	CA Immobilien Anlagen AG	75,792	2,118,029
*	CPI Europe AG	89,201	1,600,248
	DO & Co. AG	34,540	8,065,274
	Erste Group Bank AG	374,745	48,987,819
*	Eurotelesites AG	148,219	772,578
	EVN AG	167,785	5,684,902
	FACC AG	31,442	602,526
	Frequentis AG	407	34,731
*	Immofinanz AG (IIA AV)	223,231	0
#*	Lenzing AG	56,260	1,528,648
	Mayr Melnhof Karton AG	21,912	2,100,556
	Oberbank AG	5,628	538,994
#	Oesterreichische Post AG	105,181	3,951,975
	OMV AG	527,444	38,569,421
	Palfinger AG	41,987	1,419,496
	POLYTEC Holding AG	42,606	230,090
	Porr AG	85,401	3,709,005
	Raiffeisen Bank International AG	367,971	25,264,354
#	SBO AG	22,274	755,655
*	Semperit AG Holding	16,965	0
	Strabag SE (STR AV), Class BR	63,447	6,123,789
	Telekom Austria AG	532,431	6,238,695
		Shares	Value»
AUSTRIA — (Continued)
#*	UBM Development AG	4,717	$92,471
	UNIQA Insurance Group AG	365,489	7,606,403
#	Verbund AG	88,805	6,095,489
	Vienna Insurance Group AG Wiener Versicherung Gruppe	182,465	14,952,940
	voestalpine AG	449,698	23,424,863
	Wienerberger AG	420,450	10,348,278
	Zumtobel Group AG	75,293	350,392
TOTAL AUSTRIA			325,480,372
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	113,643	35,270,024
	Ageas SA	666,438	55,152,469
*	AGFA-Gevaert NV	436,118	193,513
	Anheuser-Busch InBev SA (ABI BB)	937,276	81,406,138
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	59,509	5,146,338
*	Argenx SE (ARGX BB)	14,549	12,461,175
*	Argenx SE (ARGX US), ADR	1,393	1,189,371
*	Atenor	11,318	19,510
	Azelis Group NV	47,523	620,604
	Barco NV	59,953	543,210
	Bekaert SA	174,233	8,007,157
#*	bpost SA	443,053	767,833
	Cie d'Entreprises CFE	51,230	701,599
#*	CMB Tech NV	414,799	6,754,077
	Colruyt Group NV	174,748	7,834,036
	Deceuninck NV	255,639	646,042
	Deme Group NV	44,003	8,394,901
#	D'ieteren Group	70,655	14,583,550
	Econocom Group SA NV	259,849	430,585
#	Elia Group SA	87,154	12,487,836
#	EVS Broadcast Equipment SA	55,647	1,771,427
	Fagron	310,754	8,300,448
	Gimv NV	109,293	5,627,878
#*	Immobel SA	11,568	286,228
#	Ion Beam Applications	15,980	291,839
	Jensen-Group NV	9,952	973,266
	KBC Group NV	692,965	99,689,052
#	Kinepolis Group NV	52,332	2,440,409
*	Lakefront Biotherapeutics NV (LKFT BB)	152,486	4,195,523

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Lakefront Biotherapeutics NV (LKFT NA)	81,343	$2,231,412
#	Lotus Bakeries NV	1,423	18,251,687
	Melexis NV	69,102	5,426,172
#*	Ontex Group NV	288,957	769,692
*	Onward Medical NV	16,605	44,613
*	Orange Belgium SA	143,087	3,626,884
	Proximus SADP	516,575	3,826,126
#	Recticel SA	168,419	2,406,388
	Sipef NV	20,258	2,115,423
#	Solvay SA	311,505	9,547,452
#	Syensqo SA	220,032	19,573,432
#	Tessenderlo Group SA	72,324	1,780,972
	UCB SA	179,042	45,957,111
	Umicore SA	274,205	6,844,121
	Van de Velde NV	20,707	721,777
#	VGP NV	35,147	3,424,680
	Viohalco SA	161,025	3,287,648
TOTAL BELGIUM			506,021,628
CANADA — (11.3%)
*	5N Plus, Inc.	312,615	7,265,397
#	A&W Food Services of Canada, Inc.	1,400	37,161
#	Acadian Timber Corp.	39,164	498,961
*	ACT Energy Technologies Ltd.	11,543	49,239
#	ADENTRA, Inc.	63,968	1,584,313
	ADF Group, Inc.	47,577	530,123
#*	Advantage Energy Ltd.	1,099,233	8,625,433
	Aecon Group, Inc.	248,680	8,023,538
	AG Growth International, Inc.	22,786	218,294
	AGF Management Ltd., Class B	351,484	5,666,468
	Agnico Eagle Mines Ltd. (AEM CN)	161,422	23,435,173
	Agnico Eagle Mines Ltd. (AEM US)	446,401	64,848,673
#*	Aimia, Inc.	157,005	287,836
*	Air Canada	557,969	10,097,852
#	AirBoss of America Corp.	71,983	371,250
#*	AKITA Drilling Ltd., Class B	52,300	131,697
	Alamos Gold, Inc. (AGI CN), Class A	449,743	12,499,200
	Alamos Gold, Inc. (AGI US), Class A	433,517	12,064,777
	Algoma Central Corp.	18,060	296,051
*	Algoma Steel Group, Inc. (ASTL US)	1,073	4,131
		Shares	Value»
CANADA — (Continued)
#	Algonquin Power & Utilities Corp. (AQN CN)	571,641	$3,343,764
#	Algonquin Power & Utilities Corp. (AQN US)	965,842	5,640,517
	Alimentation Couche-Tard, Inc.	723,830	46,992,024
*	Allied Gold Corp.	85	1,543
	AltaGas Ltd.	1,197,126	47,633,975
	Altius Minerals Corp.	83,801	3,466,576
#	Altus Group Ltd.	54,053	1,805,301
#*	Americas Gold & Silver Corp. USAS US	44,758	170,976
	Amerigo Resources Ltd.	545,974	2,582,165
*	Anaergia, Inc.	51,900	84,411
	Andrew Peller Ltd., Class A	102,269	579,975
	ARC Resources Ltd.	2,858,825	68,378,490
*	Aritzia, Inc.	308,873	30,776,032
	Atco Ltd., Class I	159,186	9,062,763
*	Athabasca Oil Corp.	2,212,381	16,350,014
	AtkinsRealis Group, Inc.	234,030	14,505,736
#*	ATS Corp. (ATS CN)	176,730	4,822,144
#*	ATS Corp. (ATS US)	23,710	645,860
#*	AutoCanada, Inc.	161,032	2,676,496
*	Avino Silver & Gold Mines Ltd. (ASM CN)	19,541	103,431
#*	Avino Silver & Gold Mines Ltd. (ASM US)	21,300	113,529
	B2Gold Corp. (BTG US)	2,296,754	8,612,827
#	B2Gold Corp. (BTO CN)	5,547,754	20,776,623
	Badger Infrastructure Solutions Ltd.	161,647	10,246,426
*	Ballard Power Systems, Inc. (BLDP CN)	113,365	301,638
*	Ballard Power Systems, Inc. (BLDP US)	653,393	1,744,559
	Bank of Montreal (BMO US)	739,051	132,622,702
	Bank of Nova Scotia (BNS CN)	156,246	13,705,865
	Bank of Nova Scotia (BNS US)	933,185	81,905,647
	Barrick Mining Corp.	412,954	15,167,800
	Barrick Mining Corp. (B US)	2,123,968	78,013,345

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Bausch & Lomb Corp.	15,594	$263,695
*	Bausch Health Cos., Inc. (BHC US)	594,511	4,096,181
	Baytex Energy Corp.	3,029,193	13,807,856
#	BCE, Inc. (BCE CN)	146,964	3,188,055
	BCE, Inc. (BCE US)	398,980	8,649,886
	Birchcliff Energy Ltd.	1,204,629	5,491,015
	Bird Construction, Inc.	215,073	10,259,251
	Black Diamond Group Ltd.	267,713	3,343,906
*	BlackBerry Ltd. BB US	616,753	5,242,400
	BMTC Group, Inc.	7,200	64,817
*	Bombardier, Inc. (BBD/A CN), Class A	4,884	1,195,837
#*	Bombardier, Inc. (BBD/B CN), Class B	127,580	30,737,147
*	Bonterra Energy Corp.	62,562	253,488
	Boyd Group Services, Inc.	69,599	7,194,487
	Bridgemarq Real Estate Services	2,500	8,881
	Brookfield Corp. (BN US)	394,816	16,791,546
#	Brookfield Infrastructure Corp. BIPC CN, Class A	175,457	7,417,064
#	Brookfield Infrastructure Corp. BIPC US, Class A	114,871	4,859,043
#	Brookfield Renewable Corp. BEPC CN	17,100	570,630
#	Brookfield Renewable Corp. BEPC US	46,700	1,557,445
	Brookfield Wealth Solutions Ltd.	9,332	403,447
	BRP, Inc. (DOO CN)	82,108	5,073,435
	BRP, Inc. (DOOO US)	43,581	2,694,613
*	CAE, Inc. (CAE US)	644,999	16,653,874
*	Calfrac Well Services Ltd.	80,285	360,233
#	Calian Group Ltd.	42,336	2,368,291
	Cameco Corp. (CCJ US)	64,759	5,593,882
	Canaccord Genuity Group, Inc.	291,375	2,993,042
*	Canacol Energy Ltd.	16,774	0
*	Canada Goose Holdings, Inc. (GOOS CN)	47,682	426,191
		Shares	Value»
CANADA — (Continued)
*	Canada Goose Holdings, Inc. (GOOS US)	150,221	$1,341,474
	Canada Packers, Inc.	53,177	723,391
	Canadian Imperial Bank of Commerce (CM US)	751,848	89,131,580
	Canadian National Railway Co. (CNI US)	346,036	44,019,240
	Canadian National Railway Co. (CNR CN)	32,594	4,144,438
	Canadian Natural Resources Ltd. (CNQ US)	2,641,377	125,940,855
	Canadian Pacific Kansas City Ltd. (CP CN)	53,232	4,728,358
	Canadian Pacific Kansas City Ltd. (CP US)	318,736	28,332,443
#	Canadian Tire Corp. Ltd., Class A	216,450	31,590,876
#	Canadian Utilities Ltd., Class A	334,858	13,309,760
#*	Canfor Corp.	281,122	3,010,052
#*	Canopy Growth Corp.	35,450	32,622
#	Capital Power Corp.	372,842	17,519,066
*	Capstone Copper Corp.	3,028,449	28,753,901
#	Cardinal Energy Ltd.	620,843	5,097,478
	Cargojet, Inc.	7,533	454,017
	Cascades, Inc.	274,315	2,635,819
*	Cavvy Energy Ltd.	154,300	197,023
	CCL Industries, Inc., Class B	484,821	32,146,173
*	Celestica, Inc. (CLS CN)	47,287	15,647,195
*	Celestica, Inc. (CLS US)	191,904	63,604,662
#	Cenovus Energy, Inc. (CVE CN)	225,748	6,806,982
	Cenovus Energy, Inc. (CVE US)	2,678,350	80,859,386
	Centerra Gold, Inc.	1,299,098	22,333,532
	CES Energy Solutions Corp.	1,192,879	13,904,229
#	CGI, Inc. (GIB US)	100,983	7,386,906
	CGI, Inc. (GIBA CN)	174,898	12,801,857
*††	Chesswood Group Ltd.	24,123	0
*	Cineplex, Inc.	2,825	26,036
*	Cipher Pharmaceuticals, Inc.	5,529	66,379
	Clairvest Group, Inc.	516	29,176

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Cogeco Communications, Inc.	61,207	$2,580,400
	Cogeco, Inc.	21,557	895,588
#	Colliers International Group, Inc. (CIGI CN)	10,220	1,004,904
	Colliers International Group, Inc. (CIGI US)	103,562	10,206,035
	Computer Modelling Group Ltd.	154,688	432,555
	Constellation Software, Inc.	18,501	39,632,142
	Corby Spirit & Wine Ltd.	30,185	351,406
#*	Coveo Solutions, Inc.	4,400	14,281
#*	Cronos Group, Inc. (CRON CN)	13,503	38,047
#*	Cronos Group, Inc. (CRON US)	863,846	2,444,684
*	D-BOX Technologies, Inc.	59,600	51,869
	Definity Financial Corp.	380,576	21,726,645
*	Descartes Systems Group, Inc. (DSG CN)	66	4,957
*	Descartes Systems Group, Inc. (DSGX US)	24,068	1,808,951
	Dexterra Group, Inc.	101,855	1,132,003
#*	Docebo, Inc.	13,698	282,979
	Dollarama, Inc.	420,272	57,252,448
	Doman Building Materials Group Ltd.	350,077	2,809,406
	Dominion Lending Centres, Inc.	30,366	190,187
	DPM Metals, Inc.	798,287	28,062,620
	DREAM Unlimited Corp., Class A	91,051	1,286,022
*	Dye & Durham Ltd.	37,753	23,699
	Dynacor Group, Inc.	22,100	97,427
	E-L Financial Corp. Ltd.	71,500	861,968
	Eldorado Gold Corp. (EGO US)	125,814	3,798,325
#	Eldorado Gold Corp. (ELD CN)	738,275	22,282,282
#*	Electrovaya, Inc.	645	5,302
#	Element Fleet Management Corp.	1,666,607	37,401,617
*	Eloro Resources Ltd.	22,300	26,247
#	Emera, Inc.	432,011	23,085,169
	Empire Co. Ltd., Class A	613,194	22,443,902
		Shares	Value»
CANADA — (Continued)
#	Enbridge, Inc. (ENB CN)	22	$1,199
	Enbridge, Inc. (ENB US)	936,844	51,020,524
*	Endeavour Silver Corp.	425,313	3,198,354
	Enerflex Ltd. (EFX CN)	599,151	13,343,435
	Enerflex Ltd. (EFXT US)	8,430	187,820
	Enghouse Systems Ltd.	75,662	927,256
*	Ensign Energy Services, Inc.	511,000	1,272,169
#	EQB, Inc.	149,356	15,138,563
#	Equinox Gold Corp. (EQX CN)	199,796	1,790,090
#	Equinox Gold Corp. (EQX US)	1,543,557	13,814,835
*	ERO Copper Corp. (ERO CN)	67,234	1,805,249
*	ERO Copper Corp. (ERO US)	287,532	7,737,486
	Evertz Technologies Ltd.	79,304	907,964
#	Exchange Income Corp.	126,902	11,365,372
	Exco Technologies Ltd.	87,005	518,859
#	Extendicare, Inc.	318,637	8,064,515
	Fairfax Financial Holdings Ltd.	30,360	50,841,332
#	Fiera Capital Corp.	300,036	1,063,722
	Finning International, Inc.	538,184	35,665,224
*	Firan Technology Group Corp.	16,349	267,770
	Firm Capital Mortgage Investment Corp.	102,383	853,770
	First Majestic Silver Corp. (AG US)	150,896	2,267,967
	First Majestic Silver Corp. (FR CN)	540,655	8,114,549
*	First Quantum Minerals Ltd.	1,212,803	33,619,523
	FirstService Corp. (FSV CN)	4,407	620,787
	FirstService Corp. (FSV US)	78,004	10,989,984
*	Foraco International SA	236,650	389,957
#	Fortis, Inc. (FTS CN)	271,076	15,430,941
#	Fortis, Inc. (FTS US)	209,270	11,928,390
*	Fortuna Mining Corp. (FSM US)	320,089	2,698,350
*	Fortuna Mining Corp. (FVI CN)	1,265,000	10,657,098

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Franco-Nevada Corp. (FNV US)	130,556	$27,797,984
#*	Freegold Ltd.	110,400	76,390
	Freehold Royalties Ltd.	699,955	8,548,154
	Frontera Energy Corp.	88,139	562,088
*	Fury Gold Mines Ltd.	49,000	26,215
*	Galiano Gold, Inc. GAU CN	582,246	1,009,279
	George Weston Ltd.	344,631	25,756,671
#	GFL Environmental, Inc.	193,222	7,983,933
	Gibson Energy, Inc.	602,700	13,796,514
#	Gildan Activewear, Inc. (GIL US)	450,840	24,967,519
	goeasy Ltd.	68,791	2,336,789
#*	GoGold Resources, Inc.	238,229	492,823
*	GoldMoney, Inc.	9,239	95,040
	Great-West Lifeco, Inc.	121,216	8,036,391
*	Greenfire Resources Ltd.	19,447	123,294
#	Groupe Dynamite, Inc.	61,551	2,485,574
*	Haivision Systems, Inc.	61,600	187,193
	Hammond Manufacturing Co. Ltd., Class A	4,800	76,117
#	Hammond Power Solutions, Inc.	34,395	6,150,788
	Headwater Exploration, Inc.	915,126	8,649,584
	High Liner Foods, Inc.	54,621	573,543
#	Hudbay Minerals, Inc. (HBM CN)	2,453,016	55,662,468
Ω	Hydro One Ltd.	274,288	11,426,629
*	i-80 Gold Corp.	120,750	156,768
	iA Financial Corp., Inc.	416,897	61,640,148
*	IAMGOLD Corp. (IAG US)	15,714	222,982
*	IAMGOLD Corp. (IMG CN)	2,715,226	38,427,852
	IGM Financial, Inc.	285,377	17,743,310
*	Imperial Metals Corp.	144,567	742,506
	Imperial Oil Ltd. (IMO US)	212,990	27,597,114
	InPlay Oil Corp.	20,322	220,203
	Intact Financial Corp.	384,202	75,437,173
*	Interfor Corp.	166,463	1,461,754
*	International Tower Hill Mines Ltd.	8,923	15,615
		Shares	Value»
CANADA — (Continued)
#*	Ivanhoe Mines Ltd., Class A	167,059	$1,200,046
Ω	Jamieson Wellness, Inc.	80,513	2,374,871
*	Journey Energy, Inc.	115,608	371,107
*	K92 Mining, Inc.	931,584	14,972,064
#	K-Bro Linen, Inc.	44,692	1,511,147
*	Kelt Exploration Ltd.	623,748	4,440,564
#	Keyera Corp.	826,324	35,107,791
*	Kinaxis, Inc.	6,915	828,705
#	Kinross Gold Corp. (K CN)	3,017,051	69,558,860
*	KITS Eyecare Ltd.	1,200	11,137
*	Knight Therapeutics, Inc.	372,491	2,614,625
*	Kolibri Global Energy, Inc.	26,102	135,924
	KP Tissue, Inc.	31,040	286,520
	Labrador Iron Ore Royalty Corp.	185,961	3,548,494
*	Laramide Resources Ltd.	114,500	40,022
*	Largo, Inc. (LGO CN)	38,240	23,186
	Lassonde Industries, Inc., Class A	9,485	1,469,453
	Leon's Furniture Ltd.	147,942	2,597,177
#*	Lightspeed Commerce, Inc. (LSPD US)	325,396	3,289,754
*††	Lightstream Resources Ltd.	696,278	0
	Linamar Corp.	255,417	18,837,653
#*	Lithium Americas Corp.	314,805	903,490
	Loblaw Cos. Ltd.	589,479	27,673,134
#*	Lucara Diamond Corp.	1,703,013	188,299
	Lundin Gold, Inc.	227,376	12,730,850
	Lundin Mining Corp.	1,241,565	30,741,321
*	LunR Royalties Corp.	47,486	628,357
	Magellan Aerospace Corp.	67,414	1,666,775
#	Magna International, Inc. (MG CN)	353,072	24,213,962
	Magna International, Inc. (MGA US)	750,068	51,454,665
	Mainstreet Equity Corp.	17,173	2,172,948
*	Major Drilling Group International, Inc.	367,654	3,650,707
	Manulife Financial Corp. (MFC CN)	47	2,087
	Manulife Financial Corp. (MFC US)	994,039	44,175,093
	Maple Leaf Foods, Inc.	286,653	5,848,183

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Martinrea International, Inc.	436,000	$3,169,269
*	Mattr Corp.	142,941	1,751,775
*	Maxim Power Corp.	20,837	61,983
*	MDA Space Ltd.	163,045	4,936,070
*	Medexus Pharmaceuticals, Inc.	106,400	381,017
	Medical Facilities Corp.	136,805	1,703,902
*	Mega Uranium Ltd.	150,068	55,666
	Melcor Developments Ltd.	37,817	508,507
	Meren Energy, Inc.	6,747	9,722
	Methanex Corp. (MEOH US)	138,588	7,698,563
#	Methanex Corp. (MX CN)	122,100	6,785,898
	Metro, Inc.	444,908	29,572,730
#	Morguard Corp.	8,940	714,256
#	MTY Food Group, Inc.	59,022	1,442,025
#	Mullen Group Ltd.	372,611	7,317,460
#	National Bank of Canada	255,649	41,351,357
	Neo Performance Materials, Inc.	109,876	2,586,516
*	NFI Group, Inc.	91,127	1,639,421
	North American Construction Group Ltd. (NOA CN)	84,700	1,153,421
	North American Construction Group Ltd. (NOA US)	17,602	239,387
#	North West Co., Inc.	225,618	8,183,954
#	Northland Power, Inc.	935,654	14,563,591
	Nutrien Ltd. (NTR CN)	36,595	2,525,911
	Nutrien Ltd. (NTR US)	754,980	52,146,496
#*	Obsidian Energy Ltd. (OBE CN)	86,800	931,869
*	Obsidian Energy Ltd. (OBE US)	192,786	2,066,666
	OceanaGold Corp.	1,219,867	29,412,201
	Onex Corp.	283,035	21,672,060
#	Open Text Corp. (OTEX CN)	242,465	6,147,024
	Open Text Corp. (OTEX US)	880,515	22,312,250
	OR Royalties, Inc. (OR CN)	130,904	3,890,188
	OR Royalties, Inc. (OR US)	30,568	909,704
*††	Orbite Technologies, Inc.	174,500	0
		Shares	Value»
CANADA — (Continued)
*	Organigram Global, Inc.	9,052	$8,459
*	Orvana Minerals Corp.	38,600	51,766
	Pan American Silver Corp. (PAAS CN)	237,744	10,236,640
	Pan American Silver Corp. (PAAS US)	727,710	31,371,574
#	Paramount Resources Ltd., Class A	396,213	8,363,185
	Parex Resources, Inc.	405,249	7,018,901
	Pason Systems, Inc.	146,270	1,293,825
	Pembina Pipeline Corp. (PBA US)	926,431	45,330,269
#	Pembina Pipeline Corp. (PPL CN)	303,289	14,828,568
#	Pet Valu Holdings Ltd.	10,641	149,005
#	Peyto Exploration & Development Corp.	963,870	17,691,171
	PHX Energy Services Corp.	136,446	1,035,621
	Pine Cliff Energy Ltd.	410,100	160,898
#	Pizza Pizza Royalty Corp.	123,419	1,110,186
*	PMET Resources, Inc.	4,700	13,713
	Polaris Renewable Energy, Inc.	146,311	1,575,986
#	Pollard Banknote Ltd.	30,596	378,671
	PrairieSky Royalty Ltd.	491,807	12,163,176
*	Precision Drilling Corp. (PD CN)	51,487	4,003,333
*	Precision Drilling Corp. (PDS US)	8,311	646,022
#	Premium Brands Holdings Corp.	135,710	8,975,050
#*	Profound Medical Corp.	3,806	28,088
#*	Quarterhill, Inc.	417,181	830,285
	Quebecor, Inc., Class B	604,215	27,959,787
#*	Questerre Energy Corp., Class A	145,025	27,415
	RB Global, Inc. (RBA CN)	9	987
#	RB Global, Inc. (RBA US)	152,835	16,772,113
*	Real Matters, Inc.	47,305	161,975
	Restaurant Brands International, Inc. (QSR CN)	40,764	3,014,881
#	Restaurant Brands International, Inc. (QSR US)	330,486	24,462,574

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Richelieu Hardware Ltd.	210,825	$5,332,849
	Rogers Communications, Inc. (RCI US), Class B	390,142	13,206,307
#	Rogers Communications, Inc. (RCIB CN), Class B	536,369	18,158,913
#	Rogers Sugar, Inc.	484,683	2,409,844
	Royal Bank of Canada (RY CN)	420,130	87,934,047
	Royal Bank of Canada (RY US)	1,068,840	223,932,668
*	Rubellite Energy, Inc.	19,200	63,824
#	Russel Metals, Inc.	317,678	15,242,018
*	Sangoma Technologies Corp.	20,967	81,514
	Saputo, Inc.	675,940	19,012,244
*	Saturn Oil & Gas, Inc.	14,900	56,545
	Savaria Corp.	144,830	3,008,488
#*	Seabridge Gold, Inc. SA US	103,398	2,668,702
	Secure Waste Infrastructure Corp.	1,109,644	19,124,014
*	Shopify, Inc. (SHOP US), Class A	119,367	13,983,844
#	Sienna Senior Living, Inc.	241,785	3,844,482
#*	SNDL, Inc.	97,644	120,102
*	Source Energy Services Ltd.	9,700	79,919
	South Bow Corp. SOBO CN	246,437	9,137,779
	South Bow Corp. SOBO US	692,414	25,688,567
*	Spartan Delta Corp.	28,873	245,097
#	Sprott, Inc. (SII CN)	12,025	1,235,952
#	Sprott, Inc. (SII US)	57,660	5,939,557
*	SSR Mining, Inc. (SSRM CN)	741,042	18,945,649
*	SSR Mining, Inc. (SSRM US)	6,434	164,839
	Stantec, Inc. (STN CN)	175,524	12,386,910
	Stantec, Inc. (STN US)	94,401	6,654,326
	Stella-Jones, Inc.	249,792	13,781,013
	StorageVault Canada, Inc.	533,306	1,826,065
	Strathcona Resources Ltd.	86,363	2,619,506
	Sun Life Financial, Inc. (SLF CN)	429,189	35,609,354
	Sun Life Financial, Inc. (SLF US)	674,461	55,946,540
		Shares	Value»
CANADA — (Continued)
	Suncor Energy, Inc. (SU CN)	8	$568
	Suncor Energy, Inc. (SU US)	2,627,914	176,806,054
#	Superior Plus Corp.	1,115,419	6,349,498
#	Surge Energy, Inc.	361,025	2,665,482
	Sylogist Ltd.	14,800	34,840
*	Taiga Building Products Ltd.	19,400	50,235
	Tamarack Valley Energy Ltd.	2,222,185	21,257,268
	TC Energy Corp. (TRP US)	678,571	45,756,043
	Teck Resources Ltd. (TECK US), Class B	831,559	50,093,114
	Teck Resources Ltd. (TECK/A CN), Class A	4,700	283,271
	Teck Resources Ltd. (TECKB CN), Class B	70	4,212
	TECSYS, Inc.	2,000	47,680
	TELUS Corp.	296,392	2,828,922
*	TerrAscend Corp.	118,000	58,922
#	TerraVest Industries, Inc.	35,365	2,881,723
	TFI International, Inc. (TFII CN)	149,590	20,209,616
	TFI International, Inc. (TFII US)	38,893	5,251,333
††	Theratechnologies, Inc.	62,650	23,807
	Thomson Reuters Corp.	5,196	509,722
*	Tidewater Midstream & Infrastructure Ltd.	5,681	79,841
	Timbercreek Financial Corp.	564,937	2,438,113
*	Titan Mining Corp.	18,987	37,215
	TMX Group Ltd.	289,015	10,563,989
	Topaz Energy Corp.	269,153	6,076,750
	Torex Gold Resources, Inc.	435,575	16,763,043
	Toromont Industries Ltd.	157,550	23,699,089
	Toronto-Dominion Bank (TD CN)	457,066	54,788,580
	Toronto-Dominion Bank (TD US)	744,456	89,275,164
	Total Energy Services, Inc.	170,316	2,870,893
	Tourmaline Oil Corp.	1,068,393	47,183,507
	TransAlta Corp.	1,107,305	13,859,775
#*	Transat AT, Inc.	87,600	141,225

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Transcontinental, Inc., Class A	274,999	$1,047,541
*	Trekor Metals Ltd. TGB US	116,200	786,674
#*	Trekor Metals Ltd. TKO CN	50,203	338,781
*††	Trevali Mining Corp.	258,153	0
#	Trican Well Service Ltd.	1,202,913	5,079,889
#	Triple Flag Precious Metals Corp. (TFPM CN)	2,987	85,806
	Triple Flag Precious Metals Corp. (TFPM US)	99,776	2,870,544
*	Trisura Group Ltd. (TRRSF US)	231	6,992
*	Trisura Group Ltd. (TSU CN)	130,056	3,864,984
*	TRX Gold Corp.	30,600	24,011
*	Valeura Energy, Inc.	73,041	652,333
	Vecima Networks, Inc.	2,800	25,916
	Velan, Inc.	3,300	42,843
	Vermilion Energy, Inc. (VET CN)	16,279	193,697
	Vermilion Energy, Inc. (VET US)	521,505	6,216,340
	VersaBank (VBNK CN)	21,290	410,810
	VersaBank (VBNK US)	3,669	70,958
#*	Versamet Royalties Corp.	3,000	26,365
*††	Victoria Gold Corp./Vancouver	1,949	0
*	Vitalhub Corp.	22,200	108,320
*	Vizsla Silver Corp. VZLA CN	51,998	162,465
#*	Vizsla Silver Corp. VZLA US	278,407	874,198
	Wajax Corp.	98,918	2,289,752
#	Waste Connections, Inc. (WCN CN)	43,109	7,221,690
	Waste Connections, Inc. (WCN US)	171,878	28,769,017
#*	Well Health Technologies Corp.	487,620	1,405,275
*	Wesdome Gold Mines Ltd.	731,100	13,564,869
	West Fraser Timber Co. Ltd. (WFG CN)	190,292	12,322,790
	West Fraser Timber Co. Ltd. (WFG US)	19,314	1,252,517
#*	Western Forest Products, Inc.	15,435	199,074
		Shares	Value»
CANADA — (Continued)
#	Westshore Terminals Investment Corp.	172,750	$4,941,524
	Wheaton Precious Metals Corp. (WPM US)	114,525	12,486,661
#	Whitecap Resources, Inc. WCP CN	4,314,827	50,909,320
	Whitecap Resources, Inc. WCPRF US	595,213	7,023,519
	Winpak Ltd.	91,756	2,877,991
	WSP Global, Inc.	141,561	17,295,112
*	Yangarra Resources Ltd.	148,819	147,561
	Yellow Pages Ltd.	42,305	395,029
TOTAL CANADA			4,920,822,885
CHINA — (0.1%)
	China Gold International Resources Corp. Ltd. (CGG CN)	2,627,562	58,029,974
DENMARK — (2.0%)
	AL Sydbank	334,146	32,176,199
#	ALK-Abello AS	501,333	17,146,784
	Alm Brand AS	4,542,002	11,944,975
#	Ambu AS, Class B	970,638	10,848,835
#	AP Moller - Maersk AS (MAERSKA DC), Class A	3,745	9,779,368
	AP Moller - Maersk AS (MAERSKB DC), Class B	5,279	14,215,884
#*	Bang & Olufsen AS	317,426	456,269
*	Bavarian Nordic AS	328,207	8,996,746
	Carlsberg AS, Class B	299,541	44,108,806
#	cBrain AS	4,080	31,267
	Chemometec AS	16,720	1,115,939
	Coloplast AS, Class B	114,484	7,570,795
	Columbus AS	248,968	380,904
	D/S Norden AS	111,988	5,831,561
	Danske Bank AS	1,144,970	65,892,637
*	Demant AS	286,892	12,417,800
*	Dfds AS	58,100	1,114,445
	Djurslands Bank AS	1,040	172,008
	DSV AS	200,475	43,326,889
	FLSmidth & Co. AS	246,550	18,501,844
	Foroya Banki P	2,818	123,921
#*	Genmab AS (GMAB DC)	96,221	27,696,100
#*	GN Store Nord AS	698,405	10,536,695
	GronlandsBANKEN AS	33	5,640
	H Lundbeck AS (HLUNA DC), Class A	164,384	913,554

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	H Lundbeck AS (HLUNB DC)	1,070,956	$6,851,803
#*	H&H International AS, Class B	75,228	1,201,784
#	Harboes Bryggeri AS, Class B	2,462	44,150
#*	Huscompagniet AS	3,907	20,742
	ISS AS	480,480	21,295,507
	Jeudan AS	18,873	596,499
	Jyske Bank AS	251,563	39,929,386
#	Matas AS	166,755	2,323,729
#	MT Hoejgaard Holding AS	2,744	112,053
#*Ω	Netcompany Group AS	125,279	6,252,397
*	NKT AS	296,795	40,508,791
#*Ω	NNIT AS	23,570	138,401
	Novo Nordisk AS (NOVOB DC), Class B	1,773,052	83,868,152
	Novo Nordisk AS (NVO US), Sponsored ADR	928,818	43,728,751
	Novonesis Novozymes B, Class B	763,750	49,737,760
#*	NTG Nordic Transport Group AS, Class A	24,865	976,080
#*Ω	Orsted AS	317,614	7,081,315
	Pandora AS	342,430	42,882,000
	Parken Sport & Entertainment AS	7,909	247,073
	Per Aarsleff Holding AS	98,509	10,972,068
	Ringkjoebing Landbobank AS	148,235	39,831,961
#	Rockwool AS ROCKA DC, Class A	78,087	2,630,487
#	Rockwool AS ROCKB DC, Class B	440,722	14,081,521
#	Royal Unibrew AS	231,059	17,333,137
#*	RTX AS	25,439	378,227
#Ω	Scandinavian Tobacco Group AS, Class A	287,226	3,188,428
#	Schouw & Co. AS	69,765	6,674,419
	SJF Bank AS	15,860	1,024,305
	Skjern Bank	759	43,533
#*	Solar AS, Class B	6,785	229,197
	SP Group AS	13,129	962,610
	TCM Group AS	5,303	58,031
#	Tivoli AS	1,741	168,946
	TORM PLC, Class A	195,994	5,975,708
*	Trifork Group AG	6,849	118,312
#	Tryg AS	956,533	22,763,185
	UIE PLC	43,770	2,461,845
	Vestas Wind Systems AS	1,462,023	39,353,942
		Shares	Value»
DENMARK — (Continued)
*	Zealand Pharma AS	159,143	$7,481,196
TOTAL DENMARK			868,833,296
FINLAND — (1.6%)
	Aktia Bank OYJ	212,235	2,939,664
#	Alandsbanken Abp, Class B	1,250	63,086
	Alma Media OYJ	67,280	1,053,229
#	Anora Group OYJ	59,140	248,402
#	Apetit OYJ	3,389	49,317
	Aspo OYJ	26,751	194,020
	Atria OYJ	72,002	1,302,102
#	Bittium OYJ	75,464	2,483,201
	Digia OYJ	43,492	300,661
#	Elisa OYJ	469,306	18,926,543
#*	Endomines Finland OYJ	1,071	9,285
Ω	Enento Group OYJ	8,235	143,905
	eQ OYJ	7,039	77,519
#	Evli OYJ, Class B	1,367	39,275
	Finnair OYJ	572,020	3,176,862
#	Fiskars OYJ Abp	75,473	1,130,785
	Fortum OYJ	1,381,589	31,408,707
#	F-Secure OYJ	342,981	731,695
	Gofore OYJ	3,118	37,947
#	Harvia OYJ	53,100	2,533,310
	Hiab OYJ	197,332	13,410,149
#	HKFoods OYJ	111,013	208,465
	Huhtamaki OYJ	354,422	12,639,767
	Ilkka OYJ	3,982	18,346
#*	Incap OYJ	19,229	161,082
	Kalmar OYJ, Class B	197,492	8,782,222
#	Kemira OYJ	535,407	10,508,897
	Kesko OYJ (KESKOA FH), Class A	156,778	3,826,465
#	Kesko OYJ (KESKOB FH), Class B	1,296,571	32,307,079
	Kone OYJ, Class B	443,209	25,571,808
	Konecranes OYJ	1,090,488	34,018,606
	Lassila & Tikanoja OYJ	100,778	781,775
#*	Lindex Group OYJ	208,629	550,237
	Lumo Kodit OYJ	82,183	746,582
	Luotea PLC	30,141	66,367
#	Mandatum OYJ	753,640	5,163,321
	Marimekko OYJ	94,802	1,153,724
#*	Metsa Board OYJ (METSB FH), Class B	380,557	1,290,289
	Metso OYJ	1,935,338	36,226,058
	Neste OYJ	620,936	22,004,965
	Nokia OYJ (NOKIA FH)	3,558,891	32,894,583
	Nokia OYJ (NOKIA FP)	1,186,596	10,889,114
#	Nokian Renkaat OYJ	16,140	284,031
	Nordea Bank Abp (NDA FH)	3,209,891	64,785,708

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp (NDA SS)	2,414,342	$48,764,155
	Olvi OYJ, Class A	47,020	1,796,153
#	Oma Saastopankki OYJ	12,409	242,478
	Oriola OYJ (OKDBV FH), Class B	371,505	384,037
	Orion OYJ (ORNAV FH), Class A	31,511	2,941,675
	Orion OYJ (ORNBV FH), Class B	497,917	46,548,845
	Outokumpu OYJ	1,282,739	7,724,954
	Pihlajalinna OYJ	87,337	1,034,789
#	Ponsse OYJ	47,190	1,269,262
	Puuilo OYJ	193,516	3,819,775
#*	QT Group OYJ	12,862	373,242
	Raisio OYJ, Class V	258,500	768,467
#*	Revenio Group OYJ	53,746	757,593
	Sampo OYJ, Class A	4,896,139	54,123,685
	Sanoma OYJ	426,907	4,359,039
	Scanfil OYJ	38,082	504,454
	Stora Enso OYJ, Class R	1,529,526	17,588,879
#*	Suominen OYJ	24,193	20,104
	Taaleri PLC	15,574	130,158
	Teleste OYJ	20,343	77,948
#Ω	Terveystalo OYJ	320,483	2,795,161
#	Tieto OYJ	531,709	11,380,827
#	Tokmanni Group Corp.	86,229	726,729
	UPM-Kymmene OYJ	1,128,035	30,689,074
	Vaisala OYJ, Class A	62,943	3,991,458
#	Valmet OYJ	585,054	17,641,035
#	Verkkokauppa.com OYJ	12,856	52,217
	Wartsila OYJ Abp	953,765	32,344,333
*	YIT OYJ	227,051	767,265
TOTAL FINLAND			678,756,946
FRANCE — (7.0%)
*	74Software SA	38,165	1,673,383
	ABC arbitrage	70,586	421,840
	Accor SA	317,452	16,509,410
#	Aeroports de Paris SA	132,210	18,325,041
	Air Liquide SA	346,468	68,257,129
	Airbus SE	335,774	78,825,798
	AKWEL SADIR	38,247	291,193
*	Alstom SA	1,496,196	27,718,412
	Altamir	46,348	1,283,288
	Alten SA	108,218	9,410,984
Ω	Amundi SA	164,272	17,949,917
	Arkema SA	157,494	10,727,326
#	Assystem SA	31,250	1,512,996
#*	ATEME SA	2,799	38,735
	Aubay	20,613	1,317,174
	AXA SA	929,826	48,192,510
Ω	Ayvens SA	531,770	7,167,046
		Shares	Value»
FRANCE — (Continued)
#*	Bastide le Confort Medical	11,332	$306,033
#	Beneteau SACA	122,000	848,339
	BioMerieux	104,504	8,329,804
	BNP Paribas SA	765,928	97,325,392
	Boiron SA	27,994	886,218
#	Bollore SE	1,578,356	7,048,768
#	Bonduelle SCA	29,544	312,642
*††	Bourbon Corp. SA	56,660	0
	Bouygues SA	818,582	46,110,520
	Bureau Veritas SA	853,040	27,288,772
	Capgemini SE	146,960	17,467,770
	Carrefour SA	2,466,934	45,273,116
	CBo Territoria	2,301	10,367
*	Cegedim SA	2,756	32,013
	Cie de Saint-Gobain SA	974,614	91,601,125
	Cie des Alpes	103,368	2,435,401
	Cie Generale des Etablissements Michelin SCA	1,811,968	73,240,570
*	Claranova SE	29,598	21,572
*	Clariane SE	383,053	1,766,630
	Coface SA	656,019	11,973,669
	Credit Agricole SA	892,367	19,940,347
	Danone SA	476,408	37,057,913
	Dassault Aviation SA	18,669	6,449,200
	Dassault Systemes SE	87,319	2,031,476
	Derichebourg SA	617,319	6,646,070
	Edenred SE	341,148	11,232,218
	Eiffage SA	402,573	57,217,521
	Electricite de Strasbourg SA	2,249	423,798
#Ω	Elior Group SA	103,113	252,601
	Elis SA	1,003,894	28,795,590
*	Emeis SA	145,271	2,452,105
	Engie SA	5,074,850	158,188,690
#	Equasens	2,688	101,546
#*	Eramet SA	12,235	610,750
	EssilorLuxottica SA	106,225	20,110,707
	Etablissements Maurel et Prom SA	353,940	3,329,329
	Eurazeo SE	110,402	6,070,510
#*	Euroapi SA	30,958	35,023
	Eurofins Scientific SE	429,987	33,909,093
Ω	Euronext NV	223,162	40,804,246
#*	Eutelsat Communications SACA	1,222,327	2,891,244
	Exel Industries SA, Class A	2,618	59,241
	Exosens SAS	29,535	1,959,520
#	FDJ UNITED	224,338	5,676,195
#*	Figeac Aero	8,346	105,381
	Fnac Darty SA	3,099	123,452
	Fnac Darty SA (0QSH LI)	12,150	485,011

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Fnac Darty SA (FNAC FP)	33,588	$1,338,565
*	Forvia SE (1EO IM)	64,858	688,600
*	Forvia SE (FRVIA FP)	659,934	6,817,745
*	Gaumont SA	768	91,591
	Gaztransport Et Technigaz SA	151,177	34,168,902
	GEA	181	15,658
	Getlink SE	211,667	4,515,436
	GL Events SACA	44,209	1,608,846
	Groupe Crit SA	21,095	1,302,968
#*	Guerbet	13,657	127,090
	Hermes International SCA	23,367	41,403,366
*	ID Logistics Group SACA	13,520	5,631,859
	Imerys SA	78,207	2,129,435
	Infotel SA	5,589	270,421
	Interparfums SA	37,603	1,067,413
	Ipsen SA	155,431	30,033,221
	IPSOS SA	184,972	7,642,073
	Jacquet Metals SACA	61,081	1,494,822
	JCDecaux SE	288,972	7,570,234
	Kaufman & Broad SA	57,277	1,677,256
	Kering SA	51,835	17,109,351
	Laurent-Perrier	7,183	712,726
	Legrand SA	280,242	42,604,973
	Linedata Services	3,879	197,556
	LISI SA	40,903	3,004,105
	LNA Sante SA	23,428	938,931
	L'Oreal SA	128,812	57,372,247
	Lumibird	5,291	162,304
	LVMH Moet Hennessy Louis Vuitton SE	247,349	135,827,986
#	Maison Pommery & Associes SA	1,916	25,085
#*Ω	Maisons du Monde SA	65,863	12,560
	Manitou BF SA	26,084	665,985
	Mersen SA	86,219	3,713,950
#	Metropole Television SA	95,716	1,339,027
	Nexans SA	118,931	18,115,729
#*	Nexity SA	90,873	742,213
	North Atlantic Energies	10,884	838,145
#	NRJ Group	85,069	662,749
#	Oeneo SA	138,265	1,460,722
	Opmobility	207,985	3,088,541
	Orange SA (ORA FP)	6,835,313	130,565,915
*	OVH Groupe SA	5,095	88,510
	Pernod Ricard SA	243,737	18,995,226
*	Pierre Et Vacances SA	327,479	708,975
	Planisware SA	1,893	50,657
	Pluxee NV	102,711	1,686,204
		Shares	Value»
FRANCE — (Continued)
	Publicis Groupe SA (PUB FP)	578,383	$61,731,111
	Publicis Groupe SA (PUBGY US), ADR	28,265	750,718
	Quadient SA	78,554	1,231,033
	Renault SA	500,028	15,789,013
	Rexel SA	1,118,316	46,405,297
#	Robertet SA	1,796	1,653,408
	Rubis SCA	164,141	6,345,292
	SA d'Explosifs et de Produits Chimiques	44	13,423
	Safran SA	250,617	98,487,791
	Samse SACA	989	134,700
	Sanofi SA (SAN FP)	552,673	47,591,585
	Sanofi SA (SNY US), ADR	68,537	2,952,574
	Sartorius Stedim Biotech	17,277	3,340,335
	Savencia SA	18,124	1,325,868
	Schneider Electric SE (0NWV LI)	19,869	6,733,490
	Schneider Electric SE (SU FP)	154,363	51,863,697
	SCOR SE	635,994	25,160,652
	SEB SA	57,269	3,857,309
#	Seche Environnement SACA	12,569	1,177,494
	SES SA	1,563,524	10,379,932
*Ω	SMCP SA	143,043	1,101,818
	Societe BIC SA	67,298	5,276,545
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	787	127,276
	Societe Generale SA	1,071,889	100,753,968
	Societe LDC SADIR	7,314	964,640
	Sodexo SA	184,476	12,130,543
	Sodexo, Inc.	8,908	586,546
*	SOITEC	44,832	5,461,731
#*	Solutions 30 SE	15,634	10,167
	Sopra Steria Group	69,910	14,839,341
	SPIE SA	625,848	33,658,564
	Stef SA	22,312	3,492,827
#	STMicroelectronics NV (STM FP)	876,681	46,830,898
	STMicroelectronics NV (STM US)	553,066	28,975,128
#	Sword Group	23,497	850,552
	Synergie SE	41,044	1,395,616
	Technip Energies NV	613,753	21,227,703
#	Teleperformance SE	123,471	9,823,355
#	Television Francaise 1 SA	145,715	1,194,531
	Thales SA	133,389	37,973,241
	Thermador Groupe	11,691	1,021,797
#	Tikehau Capital SCA	23,057	422,757
#	TotalEnergies SE	215,223	18,909,493

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	TotalEnergies SE (TTE FP)	4,005,589	$353,134,387
	Trigano SA	44,962	7,853,919
#*	Ubisoft Entertainment SA	131,718	871,403
	Valeo SE	806,805	13,959,250
*	Vallourec SACA	802,756	19,355,316
	Veolia Environnement SA (VIE FP)	577,031	22,961,999
	Vetoquinol SA	5,836	491,415
	Vicat SACA	79,141	5,991,241
	VIEL & Cie SA	80,059	1,750,292
	Vinci SA	701,249	99,011,266
	Virbac SACA	13,467	5,244,141
*	Viridien	38,318	4,120,322
	Vivendi SE	1,662,233	3,067,628
#*	Voltalia SA	37,915	306,086
#	Vusion	9,747	1,465,078
#	Wavestone	21,323	799,392
#*Ω	Worldline SA	62,230	885,041
*Ω	X-Fab Silicon Foundries SE	89,552	670,395
TOTAL FRANCE			3,055,037,883
GERMANY — (7.0%)
	1&1 AG	166,280	3,798,925
*	7C Solarparken AG	192,822	378,816
	Adesso SE	10,081	682,422
	adidas AG	151,941	28,112,585
	Adtran Networks SE	25,248	675,506
	AIXTRON SE	145,050	6,118,379
	All for One Group SE	6,073	475,199
#	Allgeier SE	21,567	415,403
	Allianz SE (ALIZY US), ADR	50,320	2,503,923
	Allianz SE (ALV GR)	310,354	154,587,920
	Alzchem Group AG	22,911	4,083,335
*	Amadeus Fire AG	2,878	74,069
	Aroundtown SA	677,776	1,704,869
	Atoss Software SE	35,346	3,443,428
Ω	Aumann AG	4,986	79,991
*	Aumovio SE	169,750	7,837,874
	Aurubis AG	152,294	32,045,977
	BASF SE	2,256,371	130,990,458
	Basler AG	10,042	290,291
	Bayer AG	2,682,254	148,853,643
	Bayerische Motoren Werke AG	531,648	36,440,982
#*	BayWa AG (BYW6 GR)	185,901	584,552
	Bechtle AG	307,608	12,881,349
Ω	Befesa SA	81,074	3,269,429
#	Beiersdorf AG	198,598	18,447,979
#*	Bertrandt AG	4,915	50,303
#	Bijou Brigitte AG	15,229	844,460
	Bilfinger SE	133,177	12,736,507
#	Borussia Dortmund GmbH & Co. KGaA	192,547	673,589
		Shares	Value»
GERMANY — (Continued)
#*	BRANICKS Group AG	87,824	$95,472
	Brenntag SE	474,899	33,488,207
*Ω	Brockhaus Technologies AG	4,772	112,337
	CANCOM SE (COK GR)	65,734	1,817,651
#	Carl Zeiss Meditec AG	70,829	2,495,835
*	Ceconomy AG	503,707	2,470,915
*	CENIT AG	26,633	204,050
	Cewe Stiftung & Co. KGaA	34,614	3,833,714
	Commerzbank AG	1,576,057	68,738,134
	Continental AG	316,088	26,286,904
#	CTS Eventim AG & Co. KGaA	222,540	15,014,952
	Daimler Truck Holding AG	1,531,261	86,609,139
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	84,677
	Dermapharm Holding SE DMP GR	10,180	481,421
	Deutsche Bank AG (DB US)	429,871	15,776,266
	Deutsche Bank AG (DBK GR)	1,854,208	68,245,939
#	Deutsche Beteiligungs AG	50,208	1,227,874
	Deutsche Boerse AG	259,172	78,067,052
	Deutsche EuroShop AG	19,397	412,461
	Deutsche Lufthansa AG	1,409,207	14,786,850
#*Ω	Deutsche Pfandbriefbank AG	380,375	1,502,697
	Deutsche Post AG	2,262,064	151,109,845
	Deutsche Telekom AG (DTE GR)	5,657,728	174,602,996
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	4,026	124,122
	Deutsche Wohnen SE	71,545	1,527,966
#	Deutz AG	225,216	2,569,738
#	Douglas AG	12,583	116,975
	Draegerwerk AG & Co. KGaA	11,918	1,147,577
	Duerr AG	141,895	2,929,822
Ω	DWS Group GmbH & Co. KGaA	169,520	14,298,770
	E.ON SE	6,370,160	137,234,008
#	Eckert & Ziegler SE	155,142	2,440,996

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	EDAG Engineering Group AG	1,283	$4,687
	Elmos Semiconductor SE	32,846	5,550,426
	ElringKlinger AG	149,131	834,897
#	Energiekontor AG	20,042	792,095
	Evonik Industries AG	489,612	9,904,697
#*	Evotec SE	414,281	1,629,525
	Fabasoft AG	13,153	202,621
#	Fielmann Group AG	133,551	6,259,699
	flatexDEGIRO SE	374,012	15,747,811
#	Fraport AG Frankfurt Airport Services Worldwide	172,876	13,505,443
	Freenet AG	736,253	20,689,467
	Fresenius Medical Care AG (FME GR)	535,571	27,486,488
	Fresenius Medical Care AG (FMS US), ADR	1,074	27,559
	Fresenius SE & Co. KGaA	780,123	40,096,151
	Friedrich Vorwerk Group SE	27,449	2,084,904
	FUCHS SE	95,147	3,798,311
	GEA Group AG	645,850	45,882,150
#	Gerresheimer AG	10,268	326,622
	Gesco SE	25,057	388,262
#	GFT Technologies SE	89,405	2,359,106
	Grand City Properties SA	12,805	143,489
#	Grenke AG	107,322	1,457,951
	Hannover Rueck SE	99,105	28,566,669
#Ω	Hapag-Lloyd AG	50,502	7,411,088
	Hawesko Holding SE	2,489	51,162
	Heidelberg Materials AG	367,659	68,445,199
#*	Heidelberger Druckmaschinen AG	1,271,231	1,986,748
#*	HelloFresh SE	90,874	357,999
	Henkel AG & Co. KGaA	137,401	11,258,672
#	Hensoldt AG	255,371	23,458,094
	HOCHTIEF AG	63,548	32,569,900
*	Hoenle AG	4,366	39,771
	Hornbach Holding AG & Co. KGaA	40,352	3,887,282
#*	Hugo Boss AG	186,193	8,137,449
	Indus Holding AG	30,160	1,105,712
	Infineon Technologies AG (IFNNY US), ADR	160,350	11,421,731
	Infineon Technologies AG (IFX GR)	1,698,667	121,902,339
#	Init Innovation in Traffic Systems SE	16,129	880,904
		Shares	Value»
GERMANY — (Continued)
Ω	Instone Real Estate Group SE	106,875	$947,313
#*	IONOS Group SE	165,993	6,051,024
	IVU Traffic Technologies AG	28,696	763,270
	Jenoptik AG	134,178	5,813,406
Ω	JOST Werke SE	41,480	2,774,557
#	K&S AG	791,387	13,273,963
	KION Group AG	323,550	14,641,437
#*	Knaus Tabbert AG	5,914	84,403
	Knorr-Bremse AG	199,104	23,680,576
*	Koenig & Bauer AG	20,829	220,218
	Kontron AG	168,742	4,360,510
	Krones AG	57,689	7,434,717
	KSB SE & Co. KGaA	267	292,328
	KWS Saat SE & Co. KGaA	41,486	3,432,982
	Lanxess AG	150,306	2,871,075
	LEG Immobilien SE	141,653	8,504,633
#	Leifheit AG	18,720	284,310
*	LPKF Laser & Electronics SE	3,646	60,528
#*	Medios AG	4,186	52,884
	Mercedes-Benz Group AG	1,014,994	54,879,864
	Merck KGaA	50,718	8,382,072
	MLP SE	287,864	2,568,113
#	MTU Aero Engines AG	132,718	55,645,755
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	131,473	78,975,767
	Multitude AG	10,484	62,835
#	Mutares SE & Co. KGaA	55,709	1,715,923
	Nagarro SE	28,568	2,524,360
#	Nemetschek SE	195,375	13,169,196
*	Nordex SE	414,349	18,512,971
#	Norma Group SE	46,676	984,187
#	Patrizia SE	135,269	1,137,022
*	Pentixapharm Holding AG	39,879	87,430
	Pfeiffer Vacuum Technology AG	7,037	1,330,332
#	ProCredit Holding AG	37,858	358,630
#	ProSiebenSat.1 Media SE	79,649	333,298
*	Puma SE (PUM GR)	202,860	6,471,206
#*	PVA TePla AG	38,381	1,474,367
	PWO AG	5,903	155,005
*	Q Beyond Ag Konv Namens Aktien	84,886	344,620
#	Qiagen NV QGEN US	521,554	21,592,347
#	Qiagen NV QIA GR	131,117	5,395,305
*	R Stahl AG	4,599	72,231
	Rational AG	15,508	12,073,857
	RENK Group AG	142,424	7,904,032

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Rheinmetall AG	63,709	$84,220,021
#	RTL Group SA	133,217	4,987,210
	RWE AG	933,129	61,383,975
#	SAF-Holland SE	82,602	2,064,970
	Salzgitter AG	94,156	5,640,961
	SAP SE (SAP GR)	198,124	36,315,161
#	Schaeffler AG	671,422	5,534,315
#	Schott Pharma AG & Co. KGaA	3,770	95,754
Ω	Scout24 SE	217,620	18,657,347
#	Secunet Security Networks AG	4,685	969,676
*	SFC Energy AG, Class BR	2,564	59,607
*	SGL Carbon SE	247,986	1,075,526
	Siemens AG (SIE GR)	235,038	77,009,346
	Siemens AG (SIEGY US), Sponsored ADR	5,196	846,428
*	Siemens Energy AG	534,674	91,345,293
#Ω	Siemens Healthineers AG	638,217	27,178,207
*	Siltronic AG	35,587	3,145,327
	Sixt SE	43,893	3,633,457
#*	SMA Solar Technology AG	30,257	1,856,454
	Stabilus SE	80,244	1,334,948
	STRATEC SE	9,359	211,869
#	Stroeer SE & Co. KGaA	103,163	4,722,252
*	Suedzucker AG	171,584	2,241,805
	Surteco Group SE	27,406	267,233
	SUSS MicroTec SE	56,314	4,875,036
#	Symrise AG	249,198	25,572,697
	TAG Immobilien AG	645,478	10,314,330
#*	Takkt AG	39,567	104,217
#*	Talanx AG	198,352	26,363,870
	Technotrans SE	7,940	285,580
	thyssenkrupp AG	1,848,395	25,938,303
#*Ω	Thyssenkrupp Nucera AG & Co. KGaA	15,120	132,060
#	Traton SE	23,416	1,100,818
	TUI AG	1,711,812	14,908,667
	United Internet AG	323,160	8,828,123
*	Verbio SE	36,978	1,234,200
	Volkswagen AG	77,848	6,835,205
#	Vonovia SE	803,715	19,498,641
#	Vossloh AG	41,485	2,796,057
*	Wacker Chemie AG	118,186	12,105,108
	Wacker Neuson SE	121,142	3,059,995
	Washtec AG	51,324	2,308,581
*	Westwing Group SE	14,682	226,292
	Wuestenrot & Wuerttembergische AG	80,554	1,357,451
#*Ω	Zalando SE	820,089	26,747,360
		Shares	Value»
GERMANY — (Continued)
	Zeal Network SE	21,701	$1,087,129
TOTAL GERMANY			3,065,762,326
HONG KONG — (1.4%)
	Aeon Credit Service Asia Co. Ltd.	90,000	101,481
	AIA Group Ltd.	7,285,200	73,441,301
*††	Aidigong Maternal & Child Health Ltd.	67,466	2,151
	Allied Group Ltd.	1,806,000	513,670
	APAC Resources Ltd. 1104 HK	701,197	141,737
	Asia Financial Holdings Ltd.	400,000	238,050
*	Asia Standard International Group Ltd.	317,561	7,691
	ASMPT Ltd.	798,800	15,328,621
	Associated International Hotels Ltd.	79,000	53,122
	Bank of East Asia Ltd.	2,938,937	6,243,130
	Best Mart 360 Holdings Ltd.	634,000	132,312
*	Bitfire Group Holdings Ltd.	55,500	12,826
	BOC Hong Kong Holdings Ltd.	3,312,000	22,025,005
#*	Bright Smart Securities & Commodities Group Ltd.	3,018,000	2,462,624
#Ω	Budweiser Brewing Co. APAC Ltd.	4,047,500	3,390,637
	Build King Holdings Ltd.	960,000	179,819
	Cafe de Coral Holdings Ltd.	1,218,000	862,377
	Cathay Pacific Airways Ltd.	6,407,180	11,919,701
	Cheuk Nang Holdings Ltd.	104,488	17,743
	Chevalier International Holdings Ltd.	130,276	80,793
*	Chi Kan Holdings Ltd.	100,000	29,346
	China Motor Bus Co. Ltd.	6,800	51,146
#*	China Star Entertainment Ltd.	6,618,000	5,781,457
	Chinese Estates Holdings Ltd.	1,775,000	249,100
	Chow Sang Sang Holdings International Ltd.	1,319,000	1,956,627

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Chuang's Consortium International Ltd.	3,079,553	$96,720
	CITIC Telecom International Holdings Ltd.	7,901,000	2,801,022
	CK Asset Holdings Ltd.	1,873,624	11,412,276
	CK Hutchison Holdings Ltd.	2,034,408	19,060,928
	CK Infrastructure Holdings Ltd.	792,045	6,317,781
#*	CK Life Sciences International Holdings, Inc.	7,186,000	513,199
	CLP Holdings Ltd.	1,016,500	10,106,392
#	C-Mer Medical Holdings Ltd.	1,248,000	147,759
#††	Convoy, Inc.	23,823,171	95,081
	Cowell e Holdings, Inc.	831,000	2,185,990
*	CPBIO Holding Co. Ltd.	37,000	43,648
Ω	Crystal International Group Ltd.	2,597,500	2,141,483
*	CSC Holdings Ltd.	89,370,000	240,701
*	CSI Properties Ltd.	40,033,880	920,319
	CTF Services Ltd.	4,670,911	4,883,374
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	2,296,102	4,411,766
	Dah Sing Financial Holdings Ltd.	856,444	5,440,818
#*	Deep Source Holdings Ltd.	14,250,000	947,326
	Dickson Concepts International Ltd.	443,000	368,261
	Dream International Ltd.	537,500	477,516
	Dynamic Holdings Ltd.	140,000	171,702
	Eagle Nice International Holdings Ltd.	1,394,000	488,100
	Emperor Watch & Jewellery Ltd.	9,730,000	339,823
*	ENM Holdings Ltd.	1,504,000	101,413
*	Esprit Holdings Ltd.	493,096	30,899
	Fairwood Holdings Ltd.	267,000	153,949
*	Far East Consortium International Ltd.	6,742,465	583,444
	First Pacific Co. Ltd.	7,047,756	5,030,487
*Ω	FIT Hon Teng Ltd.	9,411,000	5,629,559
	Four Seas Mercantile Holdings Ltd.	36,000	11,485
		Shares	Value»
HONG KONG — (Continued)
*Ω	Frontage Holdings Corp.	1,256,000	$188,263
	FSE Lifestyle Services Ltd.	430,000	287,873
	Galaxy Entertainment Group Ltd.	2,090,000	9,114,475
	Get Nice Holdings Ltd.	159,764	77,042
#	Giordano International Ltd.	3,794,000	676,957
	Glorious Sun Enterprises Ltd.	1,763,000	301,086
#*	GR Life Style Co. Ltd.	2,540,000	533,801
	Great Eagle Holdings Ltd.	552,652	1,118,617
	G-Resources Group Ltd.	6,254,820	6,434,142
	Guoco Group Ltd.	27,000	241,870
#	Guotai Junan International Holdings Ltd.	11,122,000	2,949,832
	Hang Lung Group Ltd.	2,614,000	4,600,899
	Hang Lung Properties Ltd.	4,322,656	4,017,266
*	Hao Tian International Construction Investment Group Ltd.	15,992,000	32,627
*	Harbour Centre Development Ltd.	158,000	91,535
#	Henderson Land Development Co. Ltd.	1,439,104	5,217,280
*	HK AI Capital Ltd.	2,748,000	34,215
	HK Electric Investments & HK Electric Investments Ltd.	4,131,500	3,402,562
*	HKR International Ltd.	3,905,238	537,379
	HKT Trust & HKT Ltd.	12,580,000	21,295,995
	Hong Kong & China Gas Co. Ltd.	11,076,586	9,916,166
	Hong Kong Exchanges & Clearing Ltd.	812,318	42,324,046
	Hong Kong Ferry Holdings Co. Ltd.	486,000	300,746
*	Hong Kong Technology Venture Co. Ltd.	1,554,535	209,976
*	Hongkong & Shanghai Hotels Ltd.	2,104,226	1,603,159
*Ω	Honma Golf Ltd.	558,000	198,750

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,196,000	$626,298
	Hysan Development Co. Ltd.	1,027,215	2,442,638
	IGG, Inc.	2,879,000	1,225,893
Ω	Impro Precision Industries Ltd.	1,216,000	1,123,021
*	ITC Properties Group Ltd.	170,000	46,695
	Jacobson Pharma Corp. Ltd.	798,000	108,670
	JBM Healthcare Ltd.	300,000	73,447
	Johnson Electric Holdings Ltd.	1,662,318	3,943,358
	K Wah International Holdings Ltd.	3,069,000	810,388
	Karrie International Holdings Ltd.	2,444,000	570,881
	Kerry Properties Ltd.	1,491,083	3,720,404
	KLN Logistics Group Ltd.	984,291	751,413
	Kowloon Development Co. Ltd.	1,437,984	885,590
*	Lai Sun Development Co. Ltd.	1,641,880	144,845
	Lam Soon Hong Kong Ltd.	12,000	17,064
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	438,503	26,809
*	Lerado Financial Group Co. Ltd.	74,000	2,262
	Liu Chong Hing Investment Ltd.	766,000	430,864
	Luk Fook Holdings International Ltd.	1,689,000	5,294,445
#	Man Wah Holdings Ltd.	8,744,400	3,511,825
*	MECOM Power & Construction Ltd.	1,177,500	19,905
#*	Melco International Development Ltd.	2,825,000	1,326,182
	MGM China Holdings Ltd.	1,469,600	2,127,151
	Midland Holdings Ltd.	1,710,364	492,362
	Miramar Hotel & Investment	590,000	749,671
	Modern Dental Group Ltd.	1,402,000	1,374,880
*	Modern Innovative Digital Technology Co. Ltd.	2,656,000	26,491
*	Mongolian Mining Corp.	1,932,000	1,760,767
		Shares	Value»
HONG KONG — (Continued)
#	MTR Corp. Ltd.	1,259,632	$5,314,599
	NagaCorp Ltd.	4,570,192	2,021,104
	Nameson Holdings Ltd.	2,128,000	214,170
#*	New World Development Co. Ltd.	3,320,284	2,913,750
*††	NewOcean Energy Holdings Ltd.	4,088,000	0
#	Nissin Foods Co. Ltd.	848,000	724,478
	Orbusneich Medical Group Holdings Ltd.	15,500	7,304
	Oriental Watch Holdings	1,695,793	711,353
*	Oshidori International Holdings Ltd.	15,672,000	5,432,989
	Pacific Basin Shipping Ltd.	23,407,000	9,780,290
	Pacific Textiles Holdings Ltd.	2,028,000	261,673
	PAX Global Technology Ltd.	2,187,000	1,099,667
	PCCW Ltd.	16,086,308	12,057,275
#*††	Peace Mark Holdings Ltd.	232,000	0
#	Perfect Medical Health Management Ltd.	1,024,000	176,374
	Pico Far East Holdings Ltd.	3,112,000	892,678
	Playmates Holdings Ltd.	878,000	52,306
	Plover Bay Technologies Ltd.	1,115,000	1,185,112
	Power Assets Holdings Ltd.	1,129,000	8,499,607
	PRADA SpA	1,031,300	5,664,522
	Public Financial Holdings Ltd.	1,422,000	255,620
Ω	Regina Miracle International Holdings Ltd.	1,268,000	381,873
#	Sa Sa International Holdings Ltd.	2,956,000	347,489
Ω	Samsonite Group SA	4,244,700	7,638,602
	Sands China Ltd.	2,362,400	4,430,214
	SAS Dragon Holdings Ltd.	1,326,000	1,289,096
	SEA Holdings Ltd.	989,918	161,234
*	Shandong Hi-Speed Holdings Group Ltd.	140,000	8,228
	Shangri-La Asia Ltd.	4,032,166	2,126,303
*	Shenwan Hongyuan HK Ltd.	1,430,000	189,946
*	Shun Tak Holdings Ltd.	6,408,250	416,306

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Singamas Container Holdings Ltd.	3,704,000	$212,713
	Sino Land Co. Ltd.	6,023,156	8,203,785
	SITC International Holdings Co. Ltd.	4,284,000	21,599,049
#*	SJM Holdings Ltd.	6,148,125	1,245,947
	SmarTone Telecommunications Holdings Ltd.	1,306,430	816,981
*	Solomon Systech International Ltd.	4,368,000	150,375
	Soundwill Holdings Ltd.	147,500	118,087
*	Starcoin Group Ltd.	1,585,000	14,754
	Stella International Holdings Ltd.	2,269,500	4,217,709
	Sun Hung Kai & Co. Ltd.	2,467,787	1,296,493
	Sun Hung Kai Properties Ltd.	656,511	10,303,842
	SUNeVision Holdings Ltd.	2,264,000	1,395,396
	Swire Pacific Ltd. (19 HK), Class A	929,000	11,797,749
	Swire Pacific Ltd. (87 HK), Class B	1,617,500	3,084,243
	Swire Properties Ltd.	859,050	2,616,298
	TAI Cheung Holdings Ltd.	1,033,000	443,609
	Tai Hing Group Holdings Ltd.	1,453,000	218,552
	Tai Sang Land Development Ltd.	84,523	21,284
	Tan Chong International Ltd.	372,000	74,749
*	Taung Gold International Ltd.	1,140,000	72,841
	Techtronic Industries Co. Ltd.	1,513,500	25,426,733
*	Texhong International Group Ltd.	860,000	719,963
	Texwinca Holdings Ltd.	1,238,000	178,558
*	Tongda Group Holdings Ltd.	215,399	52,686
	Town Health International Medical Group Ltd.	2,602,000	71,842
	Tradelink Electronic Commerce Ltd.	1,506,000	221,176
#	Transport International Holdings Ltd.	1,016,697	1,229,772
*	TVB Ltd.	1,022,400	311,452
#	United Laboratories International Holdings Ltd.	5,269,500	5,995,843
		Shares	Value»
HONG KONG — (Continued)
*	Unity Group Holdings International Ltd.	1,868,000	$85,815
	Value Partners Group Ltd.	3,391,000	921,645
	Vedan International Holdings Ltd.	1,188,000	105,695
#	Vitasoy International Holdings Ltd.	2,190,000	1,808,294
	Viva Goods Co. Ltd.	752,000	33,127
#*	Vobile Group Ltd.	488,000	154,416
	VSTECS Holdings Ltd.	3,775,200	4,514,468
#	VTech Holdings Ltd.	653,800	4,310,298
Ω	WH Group Ltd.	26,649,234	28,673,718
	Wharf Real Estate Investment Co. Ltd.	1,846,750	6,245,681
	Wing On Co. International Ltd.	123,137	211,490
	Wing Tai Properties Ltd.	462,000	117,718
	Wynn Macau Ltd.	3,423,600	2,481,786
*	Xingye Alloy Materials Group Ltd.	279,000	31,882
	Xinyi Glass Holdings Ltd.	7,617,439	9,045,312
	YesAsia Holdings Ltd.	110,000	45,652
#	Yue Yuen Industrial Holdings Ltd.	2,936,500	5,314,514
*	ZO Future Group	396,000	91,463
TOTAL HONG KONG			620,276,083
IRELAND — (0.6%)
	AIB Group PLC	7,475,462	88,910,293
	Bank of Ireland Group PLC	4,603,361	96,670,079
	Cairn Homes PLC	2,919,293	8,218,655
	FBD Holdings PLC (FBD ID)	57,095	1,148,234
	FBD Holdings PLC (FBH LN)	18,709	377,550
	Glanbia PLC (GLB ID)	644,488	17,110,044
	Glanbia PLC (GLB LN)	74,909	2,001,600
*Ω	Glenveagh Properties PLC	2,334,727	6,453,742
	Irish Continental Group PLC (IR5B ID)	491,312	4,451,782
	Kerry Group PLC (KYGA ID), Class A	106,072	10,126,645
	Kerry Group PLC (KYGA LN), Class A	76,886	7,260,590
	Kingspan Group PLC (KGP LN)	19,320	1,753,397

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Kingspan Group PLC (KSP ID)	280,114	$26,034,846
	Permanent TSB Group Holdings PLC	128,943	440,841
TOTAL IRELAND			270,958,298
ISRAEL — (1.3%)
*	Abra Information Technologies Ltd.	2,156	3,070
*	Accel Solutions Group Ltd.	169,759	122,527
	Ackerstein Group Ltd.	51,004	152,739
#	Adgar Investment & Development Ltd.	104,587	129,712
	Afcon Holdings Ltd.	3,076	603,590
*	AFI Properties Ltd.	42,405	2,662,914
#	Africa Israel Residences Ltd.	14,057	996,894
*	Airport City Ltd.	131,447	2,367,975
	Albaad Massuot Yitzhak Ltd.	4,588	45,050
*	Allot Ltd.	36,543	277,833
#	Alony Hetz Properties & Investments Ltd.	178,824	1,857,101
	Alrov Properties & Lodgings Ltd.	27,535	2,299,609
#	Altshuler Shaham Finance Ltd.	259,851	543,244
	Amot Investments Ltd.	291,295	1,769,941
#	Analyst IMS Investment Management Services Ltd.	2,937	138,590
	Arad Ltd.	41,531	703,572
*	Argo Properties NV	24,552	1,017,690
#	Ari Real Estate Arena Investment Ltd.	90,628	134,739
*	Ashdod Refinery Ltd.	23,421	897,735
#	Ashtrom Group Ltd.	112,439	2,304,617
	AudioCodes Ltd. (AUDC IT)	9,004	84,107
	AudioCodes Ltd. (AUDC US)	44,770	428,897
#	Aura Investments Ltd.	200,438	1,046,938
	Automatic Bank Services Ltd.	47,980	349,745
*	Avgol Industries 1953 Ltd.	189,621	55,252
#	Ayalon Holdings Ltd.	42,854	1,974,915
#	Azorim-Investment Development & Construction Co. Ltd.	211,589	996,407
	Azrieli Group Ltd.	23,130	3,053,432
	Bank Hapoalim BM	1,475,639	35,825,498
		Shares	Value»
ISRAEL — (Continued)
	Bank Leumi Le-Israel BM	2,382,401	$56,292,129
#*	Baran Group Ltd.	14,717	115,542
*	Bet Shemesh Engines Holdings 1997 Ltd.	17,612	4,781,573
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,537,683	8,476,393
	Big Shopping Centers Ltd.	18,371	4,128,847
	Blue Square Real Estate Ltd.	19,248	2,023,051
*	C. MER Industries Ltd.	2,943	50,741
#*	Camtek Ltd.	10,598	1,465,462
	Carasso Motors Ltd.	131,166	1,311,459
*	Carasso Real Estate Ltd.	14,352	154,603
	Castro Model Ltd.	570	27,307
	Cellcom Israel Ltd. (CEL IT)	479,698	5,175,884
	Cellcom Israel Ltd. (CELJF US)	48,866	493,547
#*	Cielo-Blu Group Ltd.	75,006	73,467
	Clal Insurance Enterprises Holdings Ltd.	259,218	19,616,996
#	Cohen Development Gas & Oil Ltd.	2,173	118,690
*	Compugen Ltd.	71,228	160,254
	Danel Adir Yeoshua Ltd.	14,393	2,024,161
	Danya Cebus Ltd.	26,090	1,001,688
#	Delek Automotive Systems Ltd.	87,711	485,703
	Delek Group Ltd.	335,970	8,869,712
*	Delek Yizum Nechasim Ltd.	33,597	741,409
#	Delta Galil Ltd.	49,786	2,878,172
	Delta Israel Brands Ltd.	10,410	389,770
#	Diplomat Holdings Ltd.	21,354	331,389
#	Direct Finance of Direct Group 2006 Ltd.	5,026	1,041,329
	Dor Alon Energy in Israel 1988 Ltd.	1,634	99,104
*	Doral Group Renewable Energy Resources Ltd.	276,319	6,226,858
#*	Duniec Brothers Ltd.	6,833	562,660
#	El Al Israel Airlines	923,956	4,102,807
	Elbit Systems Ltd. (ESLT IT)	1,279	1,033,218
	Elbit Systems Ltd. (ESLT US)	2,124	1,717,573

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Electra Consumer Products 1970 Ltd.	34,561	$812,468
	Electra Ltd.	142,780	5,559,931
*	Ellomay Capital Ltd.	2,636	52,058
#	Energix-Renewable Energies Ltd.	201,482	1,460,037
*	Enlight Renewable Energy Ltd. (ENLT IT)	27,899	2,367,778
*	Enlight Renewable Energy Ltd. (ENLT US)	5,018	423,820
*	Equital Ltd.	110,684	4,150,113
*	Fattal Holdings 1998 Ltd.	23,494	5,203,201
	First International Bank of Israel Ltd.	163,656	12,638,112
#	FMS Enterprises Migun Ltd.	12,696	804,640
#	Formula Systems 1985 Ltd. (FORTY IT)	49,097	5,177,479
#	Fox Wizel Ltd.	45,474	4,507,292
#*	Gilat Satellite Networks Ltd.	146,280	1,611,126
#	Hagag Group Real Estate Development	79,264	562,338
	Hamat Group Ltd.	17,924	89,506
#	Harel Insurance Investments & Financial Services Ltd.	463,049	26,545,478
#	Hilan Ltd.	69,162	4,956,963
	IBI MANAGING&UNDERWRITING Ltd.	4,528	16,540
	ICL Group Ltd.	528,098	2,698,613
	IDI Insurance Co. Ltd.	38,883	3,070,753
*	IES Holdings Ltd.	5,969	1,492,319
	Ilex Medical Ltd.	11,771	192,704
	Inrom Construction Industries Ltd.	382,397	3,055,993
*	Isracard Ltd.	760,261	2,657,647
	Israel Canada TR Ltd.	350,835	1,792,162
	Israel Discount Bank Ltd., Class A	1,850,248	19,310,105
#	Israel Shipyards Industries Ltd.	7,736	290,835
#*	Israir Group Ltd.	136,769	61,260
	Isras Investment Co. Ltd.	6,159	1,702,707
*	Isrotel Ltd.	10,805	445,097
	Issta Ltd.	33,293	971,960
#	Kamada Ltd. (KMDA IT)	38,092	276,460
		Shares	Value»
ISRAEL — (Continued)
*	Kamada Ltd. (KMDA US)	60,456	$431,656
#	Kardan Real Estate Enterprise & Development Ltd.	249,672	410,341
	Kenon Holdings Ltd.	57,414	3,914,664
	Kerur Holdings Ltd.	23,328	630,090
#	Klil Industries Ltd.	3,042	188,480
*	Kvutzat Acro Ltd.	42,396	569,113
	Lahav L.R. Real Estate Ltd.	79,720	293,421
	Land Development Nimrodi Group Ltd.	82,178	1,071,852
#	Lapidoth Capital Ltd.	26,468	697,403
	Libra Insurance Co. Ltd.	60,294	426,718
	M Yochananof & Sons Ltd.	20,044	2,293,016
*	Malam-Team Holding Ltd.	1,900	83,681
	Matrix IT Ltd.	47,139	1,334,050
	Matrix IT Ltd. MTRX IT	171,419	4,857,232
	Max Stock Ltd.	321,501	3,666,403
#*	Maytronics Ltd.	51,707	30,011
	Mediterranean Towers Ltd.	331,622	1,629,634
	Mega Or Holdings Ltd.	65,529	10,643,096
	Meitav Investment House Ltd.	166,540	7,206,042
	Melisron Ltd.	30,484	4,002,698
#	MENIF - Financial Services Ltd.	63,953	483,674
	Menora Mivtachim Holdings Ltd.	101,172	15,820,657
*	Meshek Energy Renewable Energies Ltd.	192,166	702,460
	Meshulam Levinstein Contracting & Engineering Ltd.	6,583	822,677
*	Migdal Insurance & Financial Holdings Ltd.	1,676,481	9,522,795
	Mivne Real Estate KD Ltd.	839,510	3,704,584
	Mivtach Shamir Holdings Ltd.	20,913	2,936,250
	Mizrahi Tefahot Bank Ltd.	271,604	20,212,248
	Nawi Group Ltd.	61,800	929,797
#*	Nayax Ltd.	15,639	1,061,350
#	Neto Malinda Trading Ltd.	31,015	1,430,461
#*	Neto ME Holdings Ltd.	7,417	533,753

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Next Vision Stabilized Systems Ltd.	166,916	$12,975,416
#*	Nice Ltd. (NICE US), Sponsored ADR	6,170	609,534
*	Nova Ltd. (NVMI IT)	16,733	6,649,212
	Novolog Ltd.	615,015	163,101
	Oil Refineries Ltd.	6,792,099	4,332,615
	One Software Technologies Ltd.	138,704	2,974,098
*	OPC Energy Ltd.	126,781	3,977,780
#*	OY Nofar Energy Ltd.	17,521	1,030,209
#	Palram Industries 1990 Ltd.	26,778	360,019
	Partner Communications Co. Ltd.	554,511	6,818,865
	Paz Retail & Energy Ltd.	41,742	11,785,918
*	Perion Network Ltd.	67,685	642,161
	Phoenix Financial Ltd.	457,803	25,668,770
#	Plasson Industries Ltd.	11,419	599,616
	Polyram Plastic Industries Ltd.	33,733	89,889
#	Prashkovsky Investments & Construction Ltd.	29,967	1,301,690
	Qualitau Ltd.	11,593	1,902,118
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	4,260,562
#	Rani Zim Shopping Centers Ltd.	107,874	166,454
*	Rapac Communication & Infrastructure Ltd.	360	9,997
#*	Retailors Ltd.	30,877	235,259
	Sano-Brunos Enterprises Ltd.	367	41,943
	Scope Metals Group Ltd.	33,609	3,191,903
	Shapir Engineering & Industry Ltd.	107,995	1,616,267
#*	Shikun & Binui Ltd.	787,838	4,508,953
*	Shikun & Binui Soltec Renewable Energy	370,461	496,245
	Shufersal Ltd.	538,261	7,699,625
#	Strauss Group Ltd.	65,267	2,471,760
	Summit Real Estate Holdings Ltd.	173,107	2,827,762
	Suny Cellular Communication Ltd.	79,718	34,674
#*	Tadiran Group Ltd.	11,528	711,101
#Ω	Tamar Petroleum Ltd.	91,788	897,082
		Shares	Value»
ISRAEL — (Continued)
#*	TAT Technologies Ltd.	10,899	$447,745
	Tel Aviv Stock Exchange Ltd.	210,456	8,106,132
	Telsys Ltd.	11,833	1,340,516
*	Tera Light Ltd.	1,738	10,587
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	314,182	11,178,356
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	556,446	19,481,174
	Tiv Taam Holdings 1 Ltd.	214,564	809,426
*	Tower Semiconductor Ltd. (TSEM IT)	600	131,440
*	Tower Semiconductor Ltd. (TSEM US)	15,892	3,490,996
	Turpaz Industries Ltd.	29,072	610,459
*	Veridis Environment Ltd.	67,209	1,108,870
	Victory Supermarket Chain Ltd.	102	1,529
	Villar International Ltd.	3,774	213,857
#	Wesure Global Tech Ltd.	4,943	24,525
#	YD More Investments Ltd.	89,885	1,252,155
#	YH Dimri Construction & Development Ltd.	15,565	1,835,989
TOTAL ISRAEL			577,407,987
ITALY — (3.6%)
	A2A SpA	7,218,954	18,857,221
	ACEA SpA	221,961	5,393,507
#	Aeroporto Guglielmo Marconi Di Bologna SpA	1,089	12,177
#*	Altea Green Power SpA	8,867	71,926
#	Amplifon SpA	285,153	3,991,913
	Ariston Holding NV	117,562	493,025
	Arnoldo Mondadori Editore SpA	694,464	1,681,367
	Ascopiave SpA	309,698	963,439
#	Avio SpA	5,224	175,731
	Azimut Holding SpA	502,932	21,362,016
	Banca Generali SpA	294,523	22,250,362
#	Banca IFIS SpA	119,092	2,027,854
	Banca Mediolanum SpA	636,988	17,068,061
	Banca Monte dei Paschi di Siena SpA	6,979,209	93,475,213
#	Banca Profilo SpA	65,912	124,616

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Banco BPM SpA	4,773,661	$87,158,411
	Banco di Desio e della Brianza SpA	123,735	2,407,972
	BasicNet SpA	4,285	30,439
#*	Biesse SpA	19,053	111,428
	BPER Banca SpA	8,255,460	134,144,647
	Brembo NV	329,152	4,030,465
#	Brunello Cucinelli SpA	130,106	13,268,244
#	Buzzi SpA	323,795	15,359,324
#	Cairo Communication SpA	249,371	674,868
	Cembre SpA	6,702	632,360
	Cementir Holding NV	203,196	3,549,448
*	CIR SpA-Compagnie Industriali	2,238,490	1,853,288
	Comer Industries SpA	993	57,612
	Credito Emiliano SpA	406,582	8,940,566
*	Cy4gate SpA	1,547	17,372
	d'Amico International Shipping SA	228,606	1,904,610
	Danieli & C Officine Meccaniche SpA (DAN IM)	55,127	4,139,554
	Danieli & C Officine Meccaniche SpA (DANR IM)	178,193	9,161,750
#	Davide Campari-Milano NV	1,095,820	7,463,315
	De' Longhi SpA	169,167	7,940,584
#Ω	doValue SpA	117,433	313,310
#	Emak SpA	193,706	194,244
Ω	Enav SpA	107,033	625,077
#	Enel SpA	7,879,569	88,987,108
	Eni SpA (E US), Sponsored ADR	20,947	1,163,815
	Eni SpA (ENI IM)	4,730,086	131,575,279
#	ERG SpA	121,150	3,075,374
	Esprinet SpA	100,512	823,022
*	Eurotech SpA	35,293	47,939
#	Ferrari NV (RACE IM)	106,547	41,893,613
#	Ferretti SpA	391,410	1,304,479
	Fiera Milano SpA	40,630	395,518
	Fila SpA	75,086	812,712
#*	Fincantieri SpA	259,491	4,078,913
#	FinecoBank Banca Fineco SpA	1,740,117	47,673,724
	FNM SpA	327,405	172,875
	Garofalo Health Care SpA	32,158	209,435
	Gefran SpA	22,463	282,981
#	Generali	174,768	8,857,070
#	GPI SpA	4,446	70,447
#*Ω	GVS SpA	16,461	82,360
	Hera SpA	3,756,739	16,398,919
#*	IMMSI SpA	422,490	257,289
	Industrie De Nora SpA	7,974	59,081
		Shares	Value»
ITALY — (Continued)
#Ω	Infrastrutture Wireless Italiane SpA	391,020	$2,901,156
#	Intercos SpA	82,865	1,278,386
#	Interpump Group SpA	46,685	1,879,406
	Intesa Sanpaolo SpA	8,812,451	66,616,008
	Iren SpA	1,706,523	4,962,900
	Italgas SpA	2,079,472	21,444,210
#	Italmobiliare SpA	44,882	1,351,936
	Iveco Group NV	363,462	5,827,927
*	Kruso Kapital SpA	2,007,026	40,287
	Leonardo SpA	226,762	14,452,564
	Lottomatica Group SpA	604,997	16,355,581
#	LU-VE SpA	14,085	926,502
	Maire SpA	626,222	9,358,500
#*††	Mariella Burani Fashion Group SpA	2,868	0
#	MARR SpA	16,660	122,517
	MFE-MediaForEurope NV, Class A	813,705	2,507,201
#	MFE-MediaForEurope NV (MFEA IM), Class A	193,411	587,825
#	Moltiply Group SpA	61,269	2,580,997
	Moncler SpA	396,393	22,546,337
#*	NewPrinces SpA	37,066	686,230
	Orsero SpA	34,768	646,515
Ω	OVS SpA	1,316,673	9,518,168
#	Pharmanutra SpA	10,709	1,028,205
#	Piaggio & C SpA	527,512	1,183,167
Ω	Pirelli & C SpA	2,119,485	16,145,422
#	Poste Italiane SpA	532,813	16,118,956
	Prysmian SpA	502,780	69,380,213
Ω	RAI Way SpA	435,053	2,332,301
	Recordati Industria Chimica e Farmaceutica SpA	259,486	15,457,322
#	Reply SpA	45,645	5,792,436
#*	Revo Insurance SpA	3,895	115,672
#	Rizzoli Corriere Della Sera Mediagroup SpA	467,627	500,638
	Sabaf SpA	28,832	411,374
*	Safilo Group SpA	417,366	796,633
#	Saipem SpA	5,495,841	26,662,779
*	Salvatore Ferragamo SpA	26,577	312,368
#	Sanlorenzo SpA	41,903	1,835,489
	Sesa SpA	32,319	3,452,091
	Snam SpA	2,079,886	14,103,327
*	Sogefi SpA	234,267	520,836
	SOL SpA	145,703	9,548,497
#*	Stellantis NV (STLA UX)	795,955	4,584,701
#*	Stellantis NV (STLAM IM)	2,361,016	13,593,704

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Tamburi Investment Partners SpA	234,130	$2,519,807
Ω	Technogym SpA	484,055	7,573,267
*	Technoprobe SpA	48,161	1,540,520
*	Telecom Italia SpA	5,813,477	49,367,199
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	164,341	1,405,116
	Tenaris SA (TEN IM)	417,015	11,963,999
	Tenaris SA (TS US), ADR	119,719	6,863,490
#	Terna - Rete Elettrica Nazionale	2,080,599	23,852,248
*	Tesmec SpA	216,918	83,739
#*	TREVI - Finanziaria Industriale SpA	103,363	546,386
	TXT e-solutions SpA	17,157	916,874
	UniCredit SpA	1,613,223	152,146,015
	Unipol Assicurazioni SpA	2,005,427	62,748,802
#	Webuild SpA	1,298,912	3,372,023
#	Wiit SpA	48,142	1,560,652
#	Zignago Vetro SpA	22,251	190,776
TOTAL ITALY			1,557,267,466
JAPAN — (22.2%)
	& ST HD Co. Ltd.	163,100	3,460,393
#	&Do Holdings Co. Ltd.	22,100	129,424
	77 Bank Ltd.	869,023	18,828,632
	A&D HOLON Holdings Co. Ltd.	107,100	1,990,712
	AB & Company Co. Ltd.	13,700	117,335
#	ABC-Mart, Inc.	302,800	5,181,141
	Achilles Corp.	57,900	467,160
	Acom Co. Ltd.	809,700	2,410,507
#	AD Works Group Co. Ltd.	187,399	478,171
	ADEKA Corp.	369,800	9,025,784
#	Ad-sol Nissin Corp.	60,600	571,406
	Advan Group Co. Ltd.	48,000	280,274
#	Advanced Media, Inc.	36,300	249,153
	Advantest Corp.	654,100	129,238,349
	Aeon Co. Ltd.	2,165,560	18,579,896
#	Aeon Fantasy Co. Ltd.	28,300	490,011
	AEON Financial Service Co. Ltd.	167,400	1,645,900
#	Aeon Hokkaido Corp.	134,100	710,720
#	Aeon Kyushu Co. Ltd.	7,100	126,211
	AFC-HD AMS Life Science Co. Ltd.	25,271	136,064
	AGC, Inc.	260,200	9,812,921
#	Ahresty Corp.	65,600	286,580
	Ai Holdings Corp.	73,800	1,359,177
	Aica Kogyo Co. Ltd.	190,600	4,394,523
		Shares	Value»
JAPAN — (Continued)
	Aichi Corp.	141,700	$1,283,160
	Aichi Financial Group, Inc.	457,755	4,934,299
	Aichi Steel Corp.	229,900	4,218,006
	Aichi Tokei Denki Co. Ltd.	34,800	607,869
	Aida Engineering Ltd.	125,700	934,614
#	AIMECHATEC Ltd.	29,700	1,197,985
	Ain Holdings, Inc.	116,298	4,293,181
	Aiphone Co. Ltd.	48,800	861,098
	Air Water, Inc.	638,700	10,016,992
#	Airman Corp.	92,700	1,469,073
	Airport Facilities Co. Ltd.	123,000	722,825
	Airtrip Corp.	21,600	120,281
	Aisan Industry Co. Ltd.	198,800	2,966,420
	Aisin Corp.	1,216,546	16,772,162
#	AIT Corp.	35,800	527,444
#	Aizawa Securities Group Co. Ltd.	37,900	404,197
	Ajinomoto Co., Inc.	659,000	20,322,479
	Akatsuki Corp.	80,800	303,360
	Akatsuki, Inc.	20,700	395,334
#*	Akebono Brake Industry Co. Ltd.	322,524	220,882
	Akita Bank Ltd.	48,000	2,165,874
#	Albis Co. Ltd.	32,900	524,665
#	Alconix Corp.	102,735	1,662,426
	Alfresa Holdings Corp.	588,700	8,539,097
#	Alinco, Inc.	65,700	454,302
	Allied Telesis Holdings KK	36,900	53,887
#	Alpen Co. Ltd.	64,791	900,850
	Alpha Corp.	28,109	215,394
#	Alpha Systems, Inc.	15,220	313,518
	AlphaPolis Co. Ltd.	17,600	116,957
	Alps Alpine Co. Ltd.	616,604	8,446,213
	ALSOK Co. Ltd.	1,091,200	8,020,879
#	Altech Corp.	263,430	1,361,445
	Amada Co. Ltd.	1,035,300	17,761,764
	Amano Corp.	197,700	4,789,058
	Amiya Corp.	4,600	125,187
#	Amiyaki Tei Co. Ltd.	35,700	304,408
	Amuse, Inc.	33,779	412,950
#	Amvis Holdings, Inc.	227,500	544,492
	ANA Holdings, Inc.	143,773	2,808,141
	Anabuki Kosan, Inc.	10,600	151,019
	Anest Iwata Corp.	140,700	1,581,659
	Anicom Holdings, Inc.	243,700	1,827,727
	Anrakutei Co. Ltd.	5,900	140,461
#	Anycolor, Inc.	86,023	1,415,574
	AOI Electronics Co. Ltd.	8,300	120,864
#	AOKI Holdings, Inc.	130,900	1,414,308
	Aoyama Trading Co. Ltd.	321,000	1,509,246

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Aoyama Zaisan Networks Co. Ltd.	81,800	$652,171
#	Aozora Bank Ltd.	122,800	2,330,215
#	Appier Group, Inc.	198,400	1,188,364
	Arakawa Chemical Industries Ltd.	56,704	638,171
	Arata Corp.	95,900	1,569,654
	Araya Industrial Co. Ltd.	35,200	587,873
#*	ARCHION Corp.	1,272,589	2,149,881
#	ARCLANDS Corp.	214,186	2,572,472
	Arcs Co. Ltd.	162,973	3,700,548
	ARE Holdings, Inc.	263,800	5,076,114
#	Arealink Co. Ltd.	144,500	898,125
#*	Arent, Inc.	2,900	80,862
	Argo Graphics, Inc.	192,800	1,645,526
	Ariake Japan Co. Ltd.	5,600	188,375
	Arisawa Manufacturing Co. Ltd.	144,900	2,186,289
	Artience Co. Ltd.	156,700	4,341,340
#	Artnature, Inc.	43,100	239,129
#	Artner Co. Ltd.	45,800	273,228
	As One Corp.	259,560	3,911,052
#	Asahi Co. Ltd.	34,900	297,668
#	Asahi Diamond Industrial Co. Ltd.	152,227	1,039,104
	Asahi Group Holdings Ltd.	1,878,100	19,600,215
	Asahi Intecc Co. Ltd.	478,500	10,795,506
	Asahi Kasei Corp.	3,832,100	40,907,446
#	Asahi Kogyosha Co. Ltd.	72,600	1,715,932
#	Asahi Net, Inc.	74,500	296,134
	Asahi Yukizai Corp.	42,200	1,594,664
	Asanuma Corp.	315,600	1,712,340
	Asax Co. Ltd.	6,600	34,571
	Asia Pile Holdings Corp.	189,500	1,756,144
	Asics Corp.	894,500	26,373,815
	ASKA Pharmaceutical Holdings Co. Ltd.	83,900	1,125,316
	Astellas Pharma, Inc.	3,129,300	42,980,319
#	Astena Holdings Co. Ltd.	129,700	409,228
	Asti Corp.	3,099	45,755
#*	Atom Corp.	8,900	21,266
#	Atrae, Inc.	50,800	273,940
#*	Atsugi Co. Ltd.	12,200	82,883
#*	Aucnet, Inc.	172,000	1,433,055
	Autobacs Seven Co. Ltd.	138,700	1,352,095
	Aval Data Corp.	12,800	248,040
#	Avant Group Corp.	91,100	723,431
	Avex, Inc.	92,915	769,516
	Awa Bank Ltd.	247,522	12,779,457
	Axell Corp.	15,600	106,884
	Axial Retailing, Inc.	207,756	1,652,034
		Shares	Value»
JAPAN — (Continued)
	Axyz Co. Ltd.	500	$10,865
	Azbil Corp.	1,086,520	11,250,928
#	AZ-COM MARUWA Holdings, Inc.	217,999	1,258,641
#	AZOOM Co. Ltd.	17,300	504,198
	Bandai Namco Holdings, Inc.	666,900	19,319,572
	Bando Chemical Industries Ltd.	150,900	2,276,548
	Bank of Iwate Ltd.	175,600	2,348,394
	Bank of Nagoya Ltd.	164,097	6,622,545
	Bank of Saga Ltd.	53,580	1,863,651
#	Bank of the Ryukyus Ltd.	277,500	5,070,222
#	Base Co. Ltd.	24,999	502,637
#	baudroie, Inc.	15,600	280,968
	BayCurrent, Inc.	337,102	15,204,681
#	Beauty Garage, Inc.	14,700	127,979
	Belc Co. Ltd.	45,538	1,909,430
	Bell System24 Holdings, Inc.	101,900	873,231
#	Bell-Park Co. Ltd.	5,000	90,419
	Belluna Co. Ltd.	203,808	1,369,617
#*	Bengo4.com, Inc.	1,300	18,804
#	Bewith, Inc.	13,700	138,080
#	Bic Camera, Inc.	314,300	3,438,148
	BIPROGY, Inc.	299,900	9,203,156
	B-Lot Co. Ltd.	43,600	396,043
	Blue Zones Holdings Co. Ltd.	470,000	5,275,506
	BML, Inc.	104,400	2,341,600
#	Bookoff Group Holdings Ltd.	42,000	739,892
	Bourbon Corp.	4,200	83,385
	B-R31 Ice Cream Co. Ltd.	4,200	107,329
	Bridgestone Corp.	1,727,000	42,648,985
	Broadleaf Co. Ltd.	194,600	537,776
	Broadmedia Corp.	3,200	35,187
	BRONCO BILLY Co. Ltd.	13,600	229,633
	Brother Industries Ltd.	683,100	17,011,370
#	Buffalo, Inc.	49,400	847,893
	Bunka Shutter Co. Ltd.	243,600	2,895,659
	Business Brain Showa-Ota, Inc.	62,700	406,163
#	Business Engineering Corp.	81,600	624,696
	BuySell Technologies Co. Ltd.	54,300	1,002,985
	C Uyemura & Co. Ltd.	22,100	3,067,123
#	CAC Holdings Corp.	48,200	558,717
	Calbee, Inc.	289,800	5,285,470
#	Can Do Co. Ltd.	2,300	52,098

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Canon Marketing Japan, Inc.	297,800	$6,691,822
	Canon, Inc. (7751 JP)	490,134	13,642,930
	Canon, Inc. (CAJ US), Sponsored ADR	21,579	601,407
	Capcom Co. Ltd.	622,300	15,632,398
	Career Design Center Co. Ltd.	16,300	297,551
#	Careerlink Co. Ltd.	17,000	251,490
#	Carlit Co. Ltd.	76,900	1,100,453
	Cawachi Ltd.	72,600	1,513,080
	CCI Group, Inc.	1,005,000	6,903,919
#	CDS Co. Ltd.	5,900	63,491
	CE Holdings Co. Ltd.	5,000	52,342
#	Celsys, Inc.	170,800	1,843,553
	Central Automotive Products Ltd.	111,900	1,437,479
	Central Glass Co. Ltd.	124,100	3,070,596
	Central Japan Railway Co.	493,300	12,275,691
#	Central Security Patrols Co. Ltd.	29,100	508,602
#	Central Sports Co. Ltd.	11,406	174,076
#	Ceres, Inc.	23,400	309,133
#	Change Holdings, Inc.	45,800	275,310
#	Charm Care Corp. KK	67,715	574,114
	Chiba Bank Ltd.	893,763	14,528,167
	Chiba Kogyo Bank Ltd.	204,900	3,312,854
#	Chikaranomoto Holdings Co. Ltd.	30,300	312,740
#	Chino Corp.	64,100	638,997
	Chiyoda Co. Ltd.	35,800	223,875
#*	Chiyoda Corp.	698,600	2,837,355
	Chiyoda Integre Co. Ltd.	54,000	1,100,878
	Chofu Seisakusho Co. Ltd.	26,300	346,092
	Chori Co. Ltd.	47,000	1,146,511
#	Choushimaru Co. Ltd.	6,100	65,910
	Chubu Electric Power Co., Inc.	538,900	9,331,088
	Chubu Shiryo Co. Ltd.	112,498	1,330,861
#	Chubu Steel Plate Co. Ltd.	13,900	184,876
	Chudenko Corp.	151,000	4,650,928
	Chuetsu Pulp & Paper Co. Ltd.	25,911	339,163
	Chugai Pharmaceutical Co. Ltd.	439,200	19,057,478
#	Chugai Ro Co. Ltd.	23,200	558,103
		Shares	Value»
JAPAN — (Continued)
	Chugin Financial Group, Inc.	471,300	$9,711,315
	Chugoku Electric Power Co., Inc.	556,072	3,258,721
	Chugoku Marine Paints Ltd.	139,900	3,120,083
	Chuo Gyorui Co. Ltd.	3,800	86,691
	Chuo Spring Co. Ltd.	85,869	1,977,397
	Chuo Warehouse Co. Ltd.	8,400	94,442
	Citizen Watch Co. Ltd.	907,450	12,013,145
	CKD Corp.	147,900	5,397,292
#	CK-San-Etsu Co. Ltd.	7,600	246,196
#	Cleanup Corp.	135,600	787,676
#	CMK Corp.	232,600	902,408
	Coca-Cola Bottlers Japan Holdings, Inc.	347,852	8,359,212
#	COLOPL, Inc.	275,499	676,326
#	Colowide Co. Ltd.	309,900	4,007,734
	Computer Engineering & Consulting Ltd.	94,300	1,319,872
#	Computer Institute of Japan Ltd.	143,970	463,356
	COMSYS Holdings Corp.	309,194	10,148,827
#	Comture Corp.	92,700	832,544
	Copro-Holdings Co. Ltd.	33,400	170,053
#	Core Corp.	17,200	217,338
	Corona Corp.	52,100	324,280
	Cosel Co. Ltd.	45,600	352,365
	Cosmo Energy Holdings Co. Ltd.	531,600	13,228,890
	Cosmos Initia Co. Ltd.	46,200	380,461
	Cosmos Pharmaceutical Corp.	161,700	6,522,163
#	Cota Co. Ltd.	71,905	548,989
#	Create Restaurants Holdings, Inc.	979,280	4,787,512
	Create SD Holdings Co. Ltd.	91,500	1,911,335
	Credit Saison Co. Ltd.	590,500	16,727,218
#	Creek & River Co. Ltd.	41,500	375,338
	Cresco Ltd.	134,600	1,363,005
#	Cross Cat Co. Ltd.	23,700	147,931
*	CrowdWorks, Inc.	6,999	30,524
#	CTI Engineering Co. Ltd.	107,200	2,126,422
#	CTS Co. Ltd.	47,900	252,774
#*	CUC, Inc.	18,100	89,438

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Curves Holdings Co. Ltd.	160,000	$960,428
	CyberAgent, Inc.	1,281,000	11,703,601
#	Cybozu, Inc.	112,900	1,933,446
	Dai Nippon Printing Co. Ltd.	568,800	10,313,603
	Dai Nippon Toryo Co. Ltd.	107,600	940,793
	Daicel Corp.	932,500	8,414,052
	Dai-Dan Co. Ltd.	331,800	5,003,105
#	Daido Metal Co. Ltd.	171,824	1,452,024
	Daido Steel Co. Ltd.	503,500	7,076,986
	Daiei Kankyo Co. Ltd.	44,100	1,031,683
	Daifuku Co. Ltd.	323,200	11,905,455
	Daihatsu Infinearth Mfg Co. Ltd.	76,100	1,300,300
	Daiho Corp.	143,000	711,010
	Dai-Ichi Cutter Kogyo KK	25,300	220,884
	Daiichi Jitsugyo Co. Ltd.	78,000	1,547,975
	Daiichi Life Group, Inc.	3,257,152	39,272,665
	Daiichi Sankyo Co. Ltd.	891,700	14,411,232
	Daiichikosho Co. Ltd.	236,990	2,693,199
	Daiken Medical Co. Ltd.	38,600	102,967
	Daiki Aluminium Industry Co. Ltd.	158,400	1,456,951
	Daikin Industries Ltd.	174,100	25,219,215
#	Daikoku Denki Co. Ltd.	29,500	455,375
#	Daikokutenbussan Co. Ltd.	24,600	697,208
	Daikyonishikawa Corp.	162,900	1,046,108
	Dainichi Co. Ltd.	14,200	93,460
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	243,536	1,690,432
#	Daio Paper Corp.	363,100	2,259,858
	Daiseki Co. Ltd.	138,947	3,303,989
	Daishi Hokuetsu Financial Group, Inc.	1,104,144	15,860,899
#	Daishinku Corp.	162,200	730,688
	Daisue Construction Co. Ltd.	42,100	912,234
#	Daisyo Corp.	16,200	113,894
#	Daito Pharmaceutical Co. Ltd.	97,868	766,885
	Daito Trust Construction Co. Ltd.	679,694	14,347,021
	Daitron Co. Ltd.	88,200	1,802,591
		Shares	Value»
JAPAN — (Continued)
	Daiwa House Industry Co. Ltd.	1,443,900	$42,402,344
	Daiwa Ltd.	108,100	1,165,430
	Daiwa Securities Group, Inc.	1,774,500	19,850,687
	Daiwabo Holdings Co. Ltd.	442,200	9,856,204
	DCM Holdings Co. Ltd.	532,280	5,126,793
	Dear Life Co. Ltd.	135,400	924,225
	Delica Foods Holdings Co. Ltd.	22,500	117,209
	DeNA Co. Ltd.	310,400	4,823,451
	Denka Co. Ltd.	428,800	9,083,659
	Densan System Holdings Co. Ltd.	6,900	126,075
	Denso Corp.	958,200	11,765,646
*	Dentsu Group, Inc.	524,300	11,633,563
	Dentsu Soken, Inc.	299,100	5,068,733
#	Denyo Co. Ltd.	75,900	1,894,791
	Dexerials Corp.	770,300	15,549,161
	DIC Corp.	349,781	9,618,962
	Digital Arts, Inc.	31,300	799,385
	Digital Garage, Inc.	61,600	934,625
#	Digital Hearts Holdings Co. Ltd.	23,700	111,491
#	Digital Information Technologies Corp.	83,000	492,905
#	Dip Corp.	95,686	1,118,748
	Disco Corp.	80,600	28,809,201
	DKK Co. Ltd.	16,700	321,294
	DKS Co. Ltd.	41,453	3,203,233
	DMG Mori Co. Ltd.	532,400	12,181,259
	DMW Corp.	900	29,807
	Doshisha Co. Ltd.	89,300	1,667,234
	Doutor Nichires Holdings Co. Ltd.	133,123	2,670,636
	Dowa Holdings Co. Ltd.	211,900	10,811,378
	DTS Corp.	689,600	5,015,261
	Duskin Co. Ltd.	168,600	4,707,872
#	DyDo Group Holdings, Inc.	64,200	1,213,118
#	Eagle Industry Co. Ltd.	93,500	1,741,804
	Earth Corp.	17,100	507,520
	East Japan Railway Co.	561,300	12,914,694
#	EAT&HOLDINGS Co. Ltd.	15,200	194,484
	Ebara Corp.	926,000	31,435,467
#	Ebara Foods Industry, Inc.	17,700	274,152
	Ebara Jitsugyo Co. Ltd.	51,800	775,473
#	Ebase Co. Ltd.	44,962	119,489
#	Eco's Co. Ltd.	42,100	649,619
	EDION Corp.	436,100	6,627,412

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	eGuarantee, Inc.	99,200	$1,141,711
	Ehime Bank Ltd.	135,298	2,337,747
	Eisai Co. Ltd.	243,287	7,313,898
	Eizo Corp.	138,900	2,507,622
	EJ Holdings, Inc.	44,500	485,820
#	Elan Corp.	60,200	289,757
	Elecom Co. Ltd.	145,700	1,695,342
	Electric Power Development Co. Ltd., Class C	184,300	4,359,865
#	EM Systems Co. Ltd.	145,500	506,333
	en, Inc.	70,957	570,690
	Endo Lighting Corp.	54,000	875,590
	ENEOS Holdings, Inc.	6,598,020	54,489,920
#	Enomoto Co. Ltd.	32,800	477,858
	Ensuiko Sugar Refining Co. Ltd.	13,300	37,226
	Entrust, Inc.	26,700	187,873
	eRex Co. Ltd.	44,800	236,379
#	ERI Holdings Co. Ltd.	36,300	357,797
#	ES-Con Japan Ltd.	125,900	846,034
#	Eslead Corp.	38,800	1,263,811
	ESPEC Corp.	68,000	1,633,108
#	Eternal Hospitality Group Co. Ltd.	31,800	275,214
#	euglena Co. Ltd.	132,800	283,535
#	eWeLL Co. Ltd.	8,900	117,597
#*	ExaWizards, Inc.	73,200	354,328
	Exedy Corp.	149,100	5,618,256
	EXEO Group, Inc.	707,195	11,547,685
	Ezaki Glico Co. Ltd.	109,400	3,468,578
#	F&M Co. Ltd.	22,200	362,169
	FaithNetwork Co. Ltd.	46,900	229,899
#	FALCO HOLDINGS Co. Ltd.	40,100	666,734
	FANUC Corp.	123,066	4,959,003
	Fast Retailing Co. Ltd.	125,800	61,600,394
	FCC Co. Ltd.	156,800	3,644,194
#*	f-code, Inc.	13,900	116,744
	Feed One Co. Ltd.	70,716	568,667
	Ferrotec Corp.	305,100	15,389,000
#	FFRI Security, Inc.	13,600	438,543
#	FIDEA Holdings Co. Ltd.	119,140	1,601,716
	Financial Partners Group Co. Ltd.	235,700	2,530,635
#	FINDEX, Inc.	17,800	93,898
#	Fintech Global, Inc.	632,200	520,343
#	First Bank of Toyama Ltd.	54,000	974,808
#	Fit Easy, Inc.	21,100	361,913
#	Fixstars Corp.	52,200	677,823
	FJ Next Holdings Co. Ltd.	90,900	1,082,143
#	Focus Systems Corp.	30,500	332,766
	Food & Life Cos. Ltd.	718,200	25,074,833
		Shares	Value»
JAPAN — (Continued)
#	Forval Corp.	4,000	$25,620
#	Foster Electric Co. Ltd.	92,510	1,637,588
	FP Corp.	147,300	2,336,548
#	FP Partner, Inc.	8,500	116,850
#	France Bed Holdings Co. Ltd.	104,100	830,819
#	Freebit Co. Ltd.	55,800	544,745
#*	Fronteo, Inc.	17,100	67,712
#	F-Tech, Inc.	69,800	295,462
	Fudo Tetra Corp.	65,820	1,100,010
#	Fuji Co. Ltd.	41,300	526,153
	Fuji Corp. (6134 JP)	51,800	2,314,233
#	Fuji Corp. Ltd.	141,955	657,627
	Fuji Electric Co. Ltd.	284,760	24,850,797
#	Fuji Kyuko Co. Ltd.	62,800	1,081,604
	Fuji Media Holdings, Inc.	132,100	3,302,387
#	Fuji Nihon Corp.	10,800	43,126
	Fuji Oil Co. Ltd.	195,600	4,862,529
#	Fuji Pharma Co. Ltd.	63,400	736,626
	Fuji Seal International, Inc.	142,107	2,677,207
	Fuji United Holdings Co. Ltd.	6,500	48,073
	Fujibo Holdings, Inc.	142,200	3,056,291
#	Fujicco Co. Ltd.	36,800	368,215
	FUJIFILM Holdings Corp.	797,425	18,771,083
#	Fujikura Composites, Inc.	101,100	1,575,015
	Fujikura Kasei Co. Ltd.	88,200	474,638
	Fujikura Ltd.	2,053,800	52,117,933
	Fujimi, Inc.	105,800	2,476,542
	Fujishoji Co. Ltd.	14,700	95,317
#	Fujita Kanko, Inc.	127,800	1,610,971
	Fujitsu Ltd.	1,360,790	31,365,221
#	Fujiya Co. Ltd.	46,700	717,107
#	FuKoKu Co. Ltd.	45,600	535,311
	Fukuda Corp.	52,800	1,273,870
	Fukuda Denshi Co. Ltd.	82,100	5,829,186
	Fukui Bank Ltd.	56,242	1,982,640
	Fukui Computer Holdings, Inc.	26,500	532,194
	Fukuoka Financial Group, Inc.	312,656	14,291,576
	Fukuyama Transporting Co. Ltd.	78,100	2,910,923
#	FULLCAST Holdings Co. Ltd.	54,900	594,487
	Fumakilla Ltd.	15,101	115,249
#	Funai Soken Holdings, Inc.	231,740	1,604,878
	Furukawa Co. Ltd.	133,164	2,918,176

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Furukawa Electric Co. Ltd.	2,035,877	$38,848,437
#	Furuno Electric Co. Ltd.	108,000	4,862,566
	Furuya Metal Co. Ltd.	46,300	1,890,328
#	Furyu Corp.	39,500	342,421
	Fuso Chemical Co. Ltd.	324,600	7,430,281
#	Fuso Pharmaceutical Industries Ltd.	27,198	370,057
	Futaba Corp.	3,600	13,719
	Futaba Industrial Co. Ltd.	240,100	1,549,910
	Future Corp.	216,100	3,329,153
	Fuyo General Lease Co. Ltd.	283,500	8,048,250
	G-7 Holdings, Inc.	126,400	1,153,287
#	GA Technologies Co. Ltd.	100,018	904,290
#	Gakken Holdings Co. Ltd.	102,900	655,612
#	Gakkyusha Co. Ltd.	25,300	427,362
#	Gakujo Co. Ltd.	32,900	334,807
	Galilei Holdings Co. Ltd.	113,600	2,450,025
	Gecoss Corp.	56,149	611,562
#	Genki Global Dining Concepts Corp.	56,600	1,254,109
#	Genky DrugStores Co. Ltd.	81,600	1,911,278
	Geo Holdings Corp.	113,200	1,478,066
#	Gift Holdings, Inc.	35,700	1,151,885
#	Giftee Group, Inc.	26,300	172,945
#	Giken Ltd.	26,400	312,559
	Global Link Management KK	25,000	301,694
#	Global Security Experts, Inc.	5,000	143,787
	GLOBERIDE, Inc.	91,298	1,456,499
	Glory Ltd.	181,245	5,152,516
	GLtechno Holdings, Inc.	32,400	1,147,611
#	GMO Financial Gate, Inc.	9,100	366,507
#	GMO Financial Holdings, Inc.	158,500	1,078,771
#	GMO GlobalSign Holdings KK	13,800	197,151
	GMO internet group, Inc.	262,700	7,013,220
#	GMO Payment Gateway, Inc.	99,100	6,175,242
#	GMS Group Co. Ltd.	233,381	522,150
#	Godo Steel Ltd.	46,300	821,543
#	Gokurakuyu Holdings Co. Ltd.	39,100	123,104
	Goldcrest Co. Ltd.	79,030	1,603,423
		Shares	Value»
JAPAN — (Continued)
	Goldwin, Inc.	226,000	$3,246,260
#	Good Com Asset Co. Ltd.	17,100	164,955
#	Gourmet Kineya Co. Ltd.	4,700	28,877
#	Grandy House Corp.	64,100	217,515
	GREE Holdings, Inc.	164,000	413,498
#	Greens Co. Ltd.	35,700	492,636
	grems, Inc.	28,400	457,343
	GS Yuasa Corp.	361,699	12,180,898
	GSI Creos Corp.	43,900	730,325
	G-Tekt Corp.	90,989	1,225,765
	Gun-Ei Chemical Industry Co. Ltd.	16,400	447,137
	GungHo Online Entertainment, Inc.	67,758	1,031,901
	Gunma Bank Ltd.	1,197,801	18,823,872
	Gunze Ltd.	147,600	3,713,838
	H.U. Group Holdings, Inc.	192,600	4,116,028
	H2O Retailing Corp.	393,560	7,040,758
	Hachijuni Nagano Bank Ltd.	1,450,673	22,540,600
#	Hagihara Industries, Inc.	42,900	479,097
	Hagoromo Foods Corp.	1,500	34,675
#	Hakudo Co. Ltd.	16,300	353,908
#	Hakuhodo DY Holdings, Inc.	839,100	6,848,258
#	Hakuto Co. Ltd.	9,700	299,078
	Halows Co. Ltd.	53,000	1,273,339
	Hamakyorex Co. Ltd.	356,400	4,088,633
	Hamamatsu Photonics KK	285,798	4,068,928
	Hankyu Hanshin Holdings, Inc.	318,600	9,426,706
	Hanwa Co. Ltd.	819,000	8,698,646
	Happinet Corp.	157,600	3,262,365
	Hard Off Corp. Co. Ltd.	44,600	809,419
#	Harima Chemicals Group, Inc.	67,600	471,411
	Haseko Corp.	1,089,900	18,963,935
	Hazama Ando Corp.	644,280	7,340,465
	Heiwa Real Estate Co. Ltd.	105,500	1,554,147
	Heiwado Co. Ltd.	162,196	2,709,965
#	Hibino Corp.	13,300	221,427
	Hibiya Engineering Ltd.	141,800	2,453,546
	Hiday Hidaka Corp.	49,600	898,137
#	Hikari Tsushin, Inc.	19,553	4,781,034
	HI-LEX Corp.	71,600	1,018,375
	Himaraya Co. Ltd.	6,600	36,354
	Hioki EE Corp.	28,700	1,987,050
	Hirakawa Hewtech Corp.	53,645	1,057,244

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hirano Tecseed Co. Ltd.	26,600	$267,596
	Hirata Corp.	83,600	1,462,778
	Hirogin Holdings, Inc.	984,300	13,471,384
	Hirose Electric Co. Ltd.	75,325	12,692,920
#	Hirose Tusyo, Inc.	5,200	127,295
#	Hiroshima Gas Co. Ltd.	155,100	416,325
#	HIS Co. Ltd.	236,315	1,518,808
	Hisaka Works Ltd.	72,800	724,125
	Hitachi Construction Machinery Co. Ltd.	361,200	12,038,897
	Hitachi Ltd. (6501 JP)	3,959,625	129,759,031
#	Hitachi Ltd. (HTHIY US), ADR	516,300	16,883,010
#	Hochiki Corp.	188,400	2,252,230
#	Hoden Seimitsu Kako Kenkyusho Co. Ltd.	3,200	51,057
	Hodogaya Chemical Co. Ltd.	52,883	674,302
#	Hokkaido Electric Power Co., Inc.	420,300	2,680,708
	Hokkaido Gas Co. Ltd.	236,800	1,139,800
#	Hokkan Holdings Ltd.	63,400	947,942
#	Hokko Chemical Industry Co. Ltd.	94,000	1,078,195
#	Hokuetsu Corp.	487,495	2,789,923
	Hokuhoku Financial Group, Inc.	604,310	27,960,692
#	Hokuriku Electric Industry Co. Ltd.	27,993	409,367
	Hokuriku Electric Power Co.	444,729	2,661,467
	Hokuriku Electrical Construction Co. Ltd.	36,020	333,032
	Hokuryo Co. Ltd.	4,600	58,066
	Hokuto Corp.	22,376	274,086
	Honda Motor Co. Ltd. (7267 JP)	1,967,669	19,833,360
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	207,719	6,254,419
	H-One Co. Ltd.	115,705	1,115,000
#	Honeys Holdings Co. Ltd.	58,830	528,435
#	Hoosiers Holdings Co. Ltd.	138,900	1,078,740
	Horiba Ltd.	116,200	18,237,741
#	Hoshizaki Corp.	228,500	8,149,111
	Hosiden Corp.	230,100	4,085,677
	Hosokawa Micron Corp.	63,100	1,979,542
#	Hotland Holdings Co. Ltd.	45,000	463,660
		Shares	Value»
JAPAN — (Continued)
	House Foods Group, Inc.	236,800	$5,759,719
#	Howa Machinery Ltd.	66,800	570,692
	Hoya Corp.	298,900	45,706,867
	HS Holdings Co. Ltd.	84,558	603,649
#	Hulic Co. Ltd.	1,080,017	11,874,511
	Human Technologies, Inc.	5,600	59,839
	Hyakugo Bank Ltd.	1,067,698	13,347,064
	Hyakujushi Bank Ltd.	513,600	9,049,538
	Ibiden Co. Ltd.	427,010	42,719,295
	IBJ, Inc.	42,300	218,597
#	Ichibanya Co. Ltd.	150,160	883,053
	Ichigo, Inc.	195,700	506,441
	Ichiken Co. Ltd.	36,600	602,714
	Ichikoh Industries Ltd.	204,000	673,598
	Ichinen Holdings Co. Ltd.	113,472	1,681,427
#	Ichiyoshi Securities Co. Ltd.	66,600	645,678
	Icom, Inc.	25,900	531,169
	ID Holdings Corp.	102,450	653,827
#	IDEA Consultants, Inc.	2,900	64,829
	Idec Corp.	82,100	1,801,398
	Idemitsu Kosan Co. Ltd.	1,913,555	15,665,375
#	IDOM, Inc.	387,300	3,113,314
	IHI Corp.	995,400	17,404,521
	Iida Group Holdings Co. Ltd.	411,495	5,891,312
#	Iino Kaiun Kaisha Ltd.	388,500	3,602,541
#	IKK Holdings, Inc.	37,700	190,101
#	I'll, Inc.	36,400	516,543
#	Imasen Electric Industrial	11,400	65,132
#	i-mobile Co. Ltd.	106,000	319,547
#	Imuraya Group Co. Ltd.	28,402	423,715
	Inaba Denki Sangyo Co. Ltd.	338,800	6,042,117
#	Inaba Seisakusho Co. Ltd.	39,100	417,675
	Inabata & Co. Ltd.	212,200	5,247,845
#	Ines Corp.	92,300	1,230,159
	Infomart Corp.	461,600	1,653,726
	INFRONEER Holdings, Inc.	669,008	10,823,595
	Innotech Corp.	64,600	1,338,345
	Inpex Corp.	3,030,900	69,858,204
#	Insource Co. Ltd.	156,596	742,327
#	Intage Holdings, Inc.	44,800	537,011
#	Intelligent Wave, Inc.	35,100	219,128
	Internet Initiative Japan, Inc.	387,699	8,510,743
#	Inui Global Logistics Co. Ltd.	20,000	236,517
#	IPS, Inc.	23,001	500,130

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iriso Electronics Co. Ltd.	55,714	$949,159
#	ISB Corp.	38,300	566,598
#	Ise Chemicals Corp.	78,000	1,636,184
#	Iseki & Co. Ltd.	65,600	754,174
	Isetan Mitsukoshi Holdings Ltd.	654,740	14,613,367
#	Ishihara Chemical Co. Ltd.	8,100	145,936
	Ishihara Sangyo Kaisha Ltd.	171,600	3,157,807
#	Ishizuka Glass Co. Ltd.	7,699	143,022
#	Istyle, Inc.	328,530	908,955
	Isuzu Motors Ltd.	1,801,407	26,876,163
	Itfor, Inc.	97,200	1,047,044
#	ITmedia, Inc.	19,800	146,730
#	Ito En Ltd.	300,595	5,623,955
	ITOCHU Corp.	1,918,500	24,076,428
	Itochu Enex Co. Ltd.	288,100	3,907,803
	Itoham Yonekyu Holdings, Inc.	162,929	5,014,306
#	Itoki Corp.	211,500	3,874,880
	IwaiCosmo Holdings, Inc.	94,800	2,471,017
#	Iwaki Co. Ltd.	23,700	758,596
	Iwatani Corp.	862,000	10,972,395
	Iwatsuka Confectionery Co. Ltd.	1,000	19,452
	Iyogin Holdings, Inc.	915,257	20,592,791
	Izumi Co. Ltd.	283,500	1,780,219
	J Front Retailing Co. Ltd.	994,301	18,501,696
#	J Trust Co. Ltd.	137,419	699,846
	JAC Recruitment Co. Ltd.	309,600	1,833,303
	Jaccs Co. Ltd.	105,400	2,471,578
#	Jade Group, Inc.	20,100	207,574
	JAFCO Group Co. Ltd.	258,700	3,630,166
	JANOME Corp.	64,699	526,542
	Japan Airlines Co. Ltd.	413,100	7,619,439
	Japan Airport Terminal Co. Ltd.	248,499	8,790,794
#	Japan Animal Referral Medical Center Co. Ltd.	39,300	243,508
	Japan Aviation Electronics Industry Ltd.	238,700	3,522,044
#	Japan Business Systems, Inc.	31,100	312,484
	Japan Cash Machine Co. Ltd.	14,900	105,322
		Shares	Value»
JAPAN — (Continued)
#*	Japan Communications, Inc.	223,400	$159,366
	Japan Electronic Materials Corp.	42,600	1,575,690
	Japan Elevator Service Holdings Co. Ltd.	538,800	5,710,412
	Japan Engine Corp.	900	52,144
	Japan Exchange Group, Inc.	1,469,400	19,988,402
	Japan Eyewear Holdings Co. Ltd.	16,400	259,184
#	Japan Foundation Engineering Co. Ltd.	67,200	307,027
#	Japan Investment Adviser Co. Ltd.	105,800	1,417,835
	Japan Lifeline Co. Ltd.	151,000	1,487,029
	Japan Material Co. Ltd.	183,100	2,518,034
#	Japan Medical Dynamic Marketing, Inc.	27,541	149,222
	Japan Oil Transportation Co. Ltd.	4,179	139,003
	Japan Petroleum Exploration Co. Ltd.	361,800	4,025,727
	Japan Post Bank Co. Ltd.	563,500	10,895,344
	Japan Post Holdings Co. Ltd.	826,100	12,221,621
	Japan Post Insurance Co. Ltd.	693,900	7,640,602
#	Japan Property Management Center Co. Ltd.	33,500	382,203
	Japan Pulp & Paper Co. Ltd.	581,100	4,049,933
	Japan Securities Finance Co. Ltd.	397,500	5,919,006
#	Japan Steel Works Ltd.	124,400	5,763,793
#	Japan System Techniques Co. Ltd.	46,600	546,784
	Japan Tobacco, Inc.	711,600	31,728,022
#	Japan Transcity Corp.	160,200	1,350,102
	Japan Wool Textile Co. Ltd.	227,600	2,714,294
	JBCC Holdings, Inc.	216,400	2,194,877
	JCU Corp.	105,600	3,840,408
#	JDC Corp.	165,300	530,625
	Jeol Ltd.	171,800	8,721,740

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	JFE Holdings, Inc.	767,308	$8,705,970
	JFE Systems, Inc.	23,400	280,328
	JGC Holdings Corp.	549,100	7,679,802
	Jichodo Co. Ltd.	100	5,639
*	JIG-SAW, Inc.	3,400	51,785
#	JINS Holdings, Inc.	42,200	1,684,244
	JINUSHI Co. Ltd.	58,600	1,065,965
	JK Holdings Co. Ltd.	66,600	576,845
	J-Lease Co. Ltd.	55,200	472,685
#	JM Holdings Co. Ltd.	136,500	1,171,072
#	JMS Co. Ltd.	56,640	160,791
	J-Oil Mills, Inc.	68,500	897,651
	Joshin Corp.	62,117	1,532,669
	Joyful Honda Co. Ltd.	114,000	1,785,011
#	JP-Holdings, Inc.	251,200	999,485
	JSB Co. Ltd.	29,400	1,646,141
	JSP Corp.	50,600	799,488
	JTEKT Corp.	451,499	6,182,464
#	Juki Corp.	92,699	300,274
	Juroku Financial Group, Inc.	698,000	10,244,644
	Justsystems Corp.	155,199	3,937,759
	JVCKenwood Corp.	847,570	5,957,386
	JX Advanced Metals Corp.	215,419	4,990,866
	K&O Energy Group, Inc.	117,800	1,335,080
#	Kadoya Sesame Mills, Inc.	21,500	240,860
	Kaga Electronics Co. Ltd.	180,200	5,233,536
#	Kagome Co. Ltd.	287,700	4,712,356
	Kajima Corp.	516,000	17,241,737
	Kakaku.com, Inc.	270,500	6,283,543
	Kaken Pharmaceutical Co. Ltd.	78,700	1,872,584
#	Kamakura Shinsho Ltd.	84,200	281,227
	Kameda Seika Co. Ltd.	87,800	701,580
	Kamei Corp.	112,500	2,726,192
	Kamigumi Co. Ltd.	279,000	9,060,331
#	Kanaden Corp.	81,200	1,242,405
	Kanadevia Corp.	839,000	6,171,820
#	Kanagawa Chuo Kotsu Co. Ltd.	17,300	419,961
	Kanamic Network Co. Ltd.	64,234	199,868
	Kanamoto Co. Ltd.	119,159	3,882,057
	Kandenko Co. Ltd.	341,600	11,362,310
	Kaneka Corp.	137,100	4,877,512
#	Kaneko Seeds Co. Ltd.	18,900	179,941
	Kanematsu Corp.	840,800	10,975,061
	Kanemi Co. Ltd.	3,900	97,716
#	Kanro, Inc.	52,200	361,224
	Kansai Electric Power Co., Inc.	786,600	11,912,644
		Shares	Value»
JAPAN — (Continued)
#	Kansai Paint Co. Ltd.	559,600	$9,905,794
	Kanto Denka Kogyo Co. Ltd.	190,618	3,109,845
#	Kao Corp.	1,135,798	23,347,532
#*	Kappa Create Co. Ltd.	27,000	275,938
	Katakura Industries Co. Ltd.	108,400	1,910,162
	Katitas Co. Ltd.	149,977	3,177,693
	Kato Sangyo Co. Ltd.	92,100	3,677,512
	Kato Works Co. Ltd.	16,526	137,289
#	Kawada Technologies, Inc.	229,200	1,807,030
	Kawaden Corp.	5,100	55,058
	Kawagishi Bridge Works Co. Ltd.	2,500	64,649
	Kawai Musical Instruments Manufacturing Co. Ltd.	19,900	433,513
	Kawasaki Heavy Industries Ltd.	783,000	13,377,281
	Kawasaki Kisen Kaisha Ltd.	477,598	8,510,241
	KDDI Corp.	3,813,300	70,255,155
#	KeePer Technical Laboratory Co. Ltd.	58,200	1,023,891
	Keihan Holdings Co. Ltd.	324,977	6,660,377
#	Keihanshin Building Co. Ltd.	219,600	1,572,884
	Keihin Co. Ltd.	8,900	158,411
	Keikyu Corp.	314,200	3,067,117
	Keio Corp.	1,067,955	5,425,705
	Keisei Electric Railway Co. Ltd.	618,740	4,972,720
	KEIWA, Inc.	37,100	285,822
	Keiyo Bank Ltd.	588,355	9,637,039
	Keiyo Gas Co. Ltd.	1,300	11,871
	KEL Corp.	7,000	62,098
	Kenko Mayonnaise Co. Ltd.	21,630	276,941
	Kewpie Corp.	230,400	6,584,339
	Keyence Corp.	42,520	21,327,463
	KH Neochem Co. Ltd.	130,899	2,693,411
#	Kibun Foods, Inc.	43,300	295,457
	Kikkoman Corp.	725,550	7,472,413
#	Kimura Chemical Plants Co. Ltd.	73,400	550,553
#	Kimura Kohki Co. Ltd.	200	14,442
	Kimura Unity Co. Ltd.	34,000	197,402
	Kinden Corp.	285,500	12,564,398
#	Kintetsu Department Store Co. Ltd.	33,024	383,105
	Kintetsu Group Holdings Co. Ltd.	321,623	6,986,132
	Kirin Holdings Co. Ltd.	1,282,680	23,729,260

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kissei Pharmaceutical Co. Ltd.	144,700	$3,694,791
	Ki-Star Real Estate Co. Ltd.	93,600	2,068,725
	Kitagawa Corp.	33,481	343,881
#	Kita-Nippon Bank Ltd.	38,400	1,588,556
	Kitano Construction Corp.	60,400	434,963
#	Kitoku Shinryo Co. Ltd.	8,100	87,363
	Kitz Corp.	374,100	5,078,955
	Kiyo Bank Ltd.	464,500	13,509,305
#	KNT-CT Holdings Co. Ltd.	30,400	364,399
	Koa Corp.	125,121	1,716,817
#	Koa Shoji Holdings Co. Ltd.	31,800	154,295
#	Koatsu Gas Kogyo Co. Ltd.	135,586	907,391
	Kobe Bussan Co. Ltd.	296,700	5,187,400
#	Kobe Electric Railway Co. Ltd.	5,100	78,606
	Kobe Steel Ltd.	1,331,082	17,228,610
	Kohnan Shoji Co. Ltd.	125,900	3,313,687
#	Kohoku Kogyo Co. Ltd.	8,700	233,956
	Kohsoku Corp.	31,500	815,828
	Koike Sanso Kogyo Co. Ltd.	19,000	180,843
#	Koike-ya, Inc.	4,500	134,697
	Koito Manufacturing Co. Ltd.	583,899	9,758,711
#	Kojima Co. Ltd.	160,400	1,387,510
	Kokusai Electric Corp.	369,600	16,637,440
	Kokuyo Co. Ltd.	1,175,356	6,692,043
	Komatsu Ltd.	1,366,800	59,305,766
	Komatsu Matere Co. Ltd.	104,000	462,267
	Komatsu Wall Industry Co. Ltd.	73,900	1,288,165
	KOMEDA Holdings Co. Ltd.	196,500	3,567,826
#	Komehyo Holdings Co. Ltd.	34,900	1,093,580
	Komeri Co. Ltd.	104,200	2,521,204
	Komori Corp.	157,613	1,830,386
	Konaka Co. Ltd.	26,580	39,112
	Konami Group Corp.	125,762	16,200,600
	Kondotec, Inc.	68,700	660,254
	Konica Minolta, Inc.	1,800,100	6,576,890
	Konishi Co. Ltd.	218,500	1,926,152
	Konoike Transport Co. Ltd.	118,200	2,210,404
#	Konoshima Chemical Co. Ltd.	23,500	231,799
#	Kosaido Holdings Co. Ltd.	421,400	1,325,357
		Shares	Value»
JAPAN — (Continued)
#	Kose Holdings Corp.	156,064	$5,554,410
#	Koshidaka Holdings Co. Ltd.	232,224	1,527,277
#	Kotobuki Spirits Co. Ltd.	333,206	5,312,428
#	Kourakuen Corp.	14,500	102,413
	Kozo Keikaku Engineering Holdings, Inc.	19,500	354,049
	KPP Group Holdings Co. Ltd.	160,400	1,111,544
	Kraftia Corp.	176,800	9,297,512
#	KRS Corp.	58,467	1,053,960
	K's Holdings Corp.	713,580	8,452,616
	KSK Co. Ltd.	700	19,584
#	KU Holdings Co. Ltd.	37,200	281,069
	Kubota Corp. (6326 JP)	830,699	14,093,210
#	Kubota Corp. (KUBTY US), Sponsored ADR	39,134	3,345,761
	Kumagai Gumi Co. Ltd.	778,800	6,935,719
	Kumiai Chemical Industry Co. Ltd.	211,465	970,783
#	Kura Sushi, Inc.	67,398	705,966
	Kurabo Industries Ltd.	66,814	4,120,429
	Kuraray Co. Ltd.	1,155,315	13,250,847
	Kureha Corp.	216,200	5,782,929
#	Kurimoto Ltd.	250,000	2,363,695
	Kurita Water Industries Ltd.	285,700	15,352,754
	Kuriyama Holdings Corp.	66,800	686,433
#	Kusuri No. Aoki Holdings Co. Ltd.	206,300	5,203,881
	KYB Corp.	194,400	5,454,531
	Kyocera Corp.	1,536,620	35,045,364
	Kyodo Printing Co. Ltd.	145,700	1,491,800
	Kyoei Steel Ltd.	69,576	842,002
	Kyokuto Boeki Kaisha Ltd.	45,618	505,820
	Kyokuto Kaihatsu Kogyo Co. Ltd.	142,600	2,095,008
	Kyokuto Securities Co. Ltd.	65,943	731,062
	Kyokuyo Co. Ltd.	44,800	1,275,425
	Kyorin Pharmaceutical Co. Ltd.	178,023	1,273,672
#	Kyoritsu Maintenance Co. Ltd.	418,273	9,090,076
	Kyosan Electric Manufacturing Co. Ltd.	150,500	812,687
	Kyoto Financial Group, Inc.	480,644	13,248,459

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kyowa Electronic Instruments Co. Ltd.	37,700	$186,605
	Kyowa Kirin Co. Ltd.	206,863	3,320,674
	Kyowa Leather Cloth Co. Ltd.	38,524	215,906
	Kyushu Electric Power Co., Inc.	586,800	6,501,176
	Kyushu Financial Group, Inc.	1,198,848	11,019,581
	Kyushu Leasing Service Co. Ltd.	3,300	32,597
	Kyushu Railway Co.	215,700	4,867,430
#	LA Holdings Co. Ltd.	69,600	1,193,706
#	Lacto Japan Co. Ltd.	44,000	933,789
	Lasertec Corp.	82,300	18,906,956
#	LEC, Inc.	92,600	560,745
	Leopalace21 Corp.	751,000	3,177,294
	Life Corp.	234,100	3,791,143
#	Lifedrink Co., Inc.	153,700	1,396,676
*	Lifenet Insurance Co.	10,700	111,676
	LIFULL Co. Ltd.	363,600	461,378
#	LIKE, Inc.	24,300	231,451
#	Link & Motivation, Inc.	179,000	708,531
	Lintec Corp.	174,200	6,678,008
	Lion Corp.	869,240	9,318,354
#	LITALICO, Inc.	63,300	632,536
	Lixil Corp.	307,019	3,334,482
	Loadstar Capital KK	34,680	583,566
#	Look Holdings, Inc.	31,700	515,833
#	Luckland Co. Ltd.	3,200	25,548
	LY Corp.	2,904,783	8,093,430
#	M&A Capital Partners Co. Ltd.	48,600	1,178,726
#	M3, Inc.	679,959	7,617,702
	Mabuchi Motor Co. Ltd.	430,700	4,461,526
	Macnica Holdings, Inc.	89,350	1,808,857
	Maeda Kosen Co. Ltd.	203,200	2,502,815
#	Maezawa Holdings Co. Ltd.	113,838	1,284,304
#	Maezawa Kyuso Industries Co. Ltd.	82,500	811,095
	Makino Milling Machine Co. Ltd.	113,188	9,832,796
	Makita Corp. (6586 JP)	237,591	7,652,902
	Makita Corp. (MKTAY US), Sponsored ADR	800	25,730
#	Mammy Mart Holdings Corp.	36,900	248,873
#	Management Solutions Co. Ltd.	16,700	149,677
#	Mani, Inc.	223,200	2,104,195
		Shares	Value»
JAPAN — (Continued)
	MarkLines Co. Ltd.	28,900	$243,373
	Mars Group Holdings Corp.	34,500	679,505
	Marubeni Corp.	680,959	22,009,048
	Marubun Corp.	71,100	749,065
#	Marudai Food Co. Ltd.	101,114	1,454,768
	Marui Group Co. Ltd.	494,340	9,209,323
	Maruichi Steel Tube Ltd.	578,300	6,458,137
	Marusan Securities Co. Ltd.	174,800	1,328,351
	Maruwa Co. Ltd.	23,000	7,787,922
	Maruyama Manufacturing Co., Inc.	2,200	37,011
#	Maruzen CHI Holdings Co. Ltd.	50,000	114,121
	Maruzen Co. Ltd.	26,400	670,341
	Maruzen Showa Unyu Co. Ltd.	57,400	2,754,546
#	Marvelous, Inc.	84,220	246,531
#	Matching Service Japan Co. Ltd.	3,500	21,742
	Matsuda Sangyo Co. Ltd.	63,362	2,130,337
	Matsui Construction Co. Ltd.	73,100	666,757
	Matsui Securities Co. Ltd.	366,599	2,401,448
	MatsukiyoCocokara & Co.	983,955	15,701,146
	Matsuoka Corp.	11,900	183,205
#	Matsuyafoods Holdings Co. Ltd.	29,901	941,444
	Max Co. Ltd.	330,800	3,792,346
	Maxell Ltd.	247,542	3,182,561
	Maxvalu Tokai Co. Ltd.	31,300	642,889
	Mazda Motor Corp.	871,341	6,352,588
	McDonald's Holdings Co. Japan Ltd.	195,800	9,950,910
	Mebuki Financial Group, Inc.	3,021,591	27,998,027
	MEC Co. Ltd.	52,600	2,730,098
#	Media Do Co. Ltd.	5,917	47,900
#	Medical System Network Co. Ltd.	51,300	155,773
	Medikit Co. Ltd.	3,300	58,040
	Medipal Holdings Corp.	452,800	8,153,342
#	Medius Holdings Co. Ltd.	35,800	174,805
*	Medley, Inc.	9,400	120,700
	Megachips Corp.	18,500	1,032,426
	Megmilk Snow Brand Co. Ltd.	138,900	3,274,337

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meidensha Corp.	165,300	$9,745,945
#	Meiho Facility Works Ltd.	19,600	116,491
	Meiji Electric Industries Co. Ltd.	17,300	237,438
	MEIJI Holdings Co. Ltd.	618,940	14,720,399
#	Meiji Shipping Group Co. Ltd.	60,800	309,817
	Meiko Electronics Co. Ltd.	120,900	15,186,197
#	Meiko Network Japan Co. Ltd.	12,000	58,605
	Meisei Industrial Co. Ltd.	139,200	1,766,903
	MEITEC Group Holdings, Inc.	334,900	7,010,182
	Meito Co. Ltd.	33,800	677,246
#	Meiwa Corp.	106,000	596,643
#	Meiwa Estate Co. Ltd.	46,300	241,877
	Members Co. Ltd.	11,000	61,134
	Menicon Co. Ltd.	267,199	2,904,245
*	Mercari, Inc.	364,599	9,866,006
	Mercuria Holdings Co. Ltd.	20,100	98,002
	METAWATER Co. Ltd.	60,400	1,158,501
	Micronics Japan Co. Ltd.	109,300	8,912,602
#	Midac Holdings Co. Ltd.	34,100	467,045
#	Mie Kotsu Group Holdings, Inc.	182,461	632,378
#	Mikuni Corp.	59,378	136,204
	Milbon Co. Ltd.	35,472	618,659
	MIMAKI ENGINEERING Co. Ltd.	87,300	1,147,633
	Minebea Mitsumi, Inc.	820,725	18,691,292
#	Mirai Industry Co. Ltd.	14,100	299,823
#	Miraial Co. Ltd.	9,100	88,183
	Miraini Holdings Co. Ltd.	99,850	1,437,039
	Mirait One Corp.	359,210	7,934,901
#	Mirarth Holdings, Inc.	389,711	1,000,808
	Miroku Jyoho Service Co. Ltd.	51,300	586,682
	MISUMI Group, Inc.	357,500	8,505,264
#	Mitachi Co. Ltd.	4,800	46,271
	Mitani Corp.	145,600	2,643,968
	Mitani Sekisan Co. Ltd.	49,100	585,296
	Mito Securities Co. Ltd.	286,700	1,457,881
	Mitsuba Corp.	133,500	993,499
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Chemical Group Corp.	4,062,060	$29,892,090
	Mitsubishi Corp.	1,184,700	35,413,962
	Mitsubishi Electric Corp.	693,600	24,985,614
	Mitsubishi Estate Co. Ltd.	594,320	14,428,407
	Mitsubishi Gas Chemical Co., Inc.	398,800	10,301,122
	Mitsubishi HC Capital, Inc.	3,508,370	32,302,269
	Mitsubishi Heavy Industries Ltd.	853,000	19,928,064
#	Mitsubishi Kakoki Kaisha Ltd.	89,100	1,740,555
	Mitsubishi Logistics Corp.	665,495	6,672,609
	Mitsubishi Materials Corp.	421,278	10,934,043
#	Mitsubishi Motors Corp.	1,898,899	4,347,562
#	Mitsubishi Paper Mills Ltd.	74,400	520,868
#	Mitsubishi Pencil Co. Ltd.	93,700	1,625,236
	Mitsubishi Research Institute, Inc.	37,700	1,136,825
	Mitsubishi Steel Manufacturing Co. Ltd.	6,800	92,211
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	6,195,400	138,383,539
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	296,799	6,663,138
	Mitsuboshi Belting Ltd.	97,400	2,487,383
	Mitsui & Co. Ltd. (8031 JP)	1,170,590	35,918,705
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,547	11,407,889
	Mitsui Chemicals, Inc.	870,878	11,450,108
	Mitsui DM Sugar Co. Ltd.	74,200	1,597,064
	Mitsui E&S Co. Ltd.	386,519	11,657,153
	Mitsui Fudosan Co. Ltd.	1,782,600	17,365,035
#	Mitsui High-Tec, Inc.	378,000	2,112,413
	Mitsui Kinzoku Co. Ltd.	183,200	34,491,612
#	Mitsui Matsushima Holdings Co. Ltd., Class C	248,500	3,602,352
	Mitsui OSK Lines Ltd.	519,600	19,195,022

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mitsui-Soko Holdings Co. Ltd.	362,400	$8,179,778
	Mitsuuroko Group Holdings Co. Ltd.	128,700	1,699,837
	Miura Co. Ltd.	296,000	5,934,918
	MIXI, Inc.	116,500	2,119,697
#	Miyaji Engineering Group, Inc.	108,000	1,071,868
	Miyazaki Bank Ltd.	509,500	7,405,924
#	Miyoshi Oil & Fat Co. Ltd.	30,045	360,669
	Mizuho Financial Group, Inc. (8411 JP)	1,707,696	88,534,118
	Mizuho Leasing Co. Ltd.	803,600	6,870,177
#	Mizuho Medy Co. Ltd.	56,800	596,659
	Mizuno Corp.	206,363	4,758,903
	Mochida Pharmaceutical Co. Ltd.	58,773	1,146,471
	Modec, Inc.	97,700	6,310,129
	Monex Group, Inc.	140,000	616,395
	Monogatari Corp.	122,600	4,211,734
	MonotaRO Co. Ltd.	511,924	6,460,069
#	MORESCO Corp.	5,000	67,263
	Morinaga & Co. Ltd.	320,700	5,315,219
	Morinaga Milk Industry Co. Ltd.	1,528,800	11,432,439
	Moriroku Co. Ltd.	23,162	363,568
	Morita Holdings Corp.	133,600	2,102,545
	Morito Co. Ltd.	74,100	835,564
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	18,400	266,769
#	Morozoff Ltd.	14,394	135,690
#	Mory Industries, Inc.	111,400	668,291
	MOS Food Services, Inc.	62,400	1,511,488
#	MrMax Holdings Ltd.	119,400	586,554
	MS&AD Insurance Group Holdings, Inc.	1,195,522	36,802,429
	MTG Co. Ltd.	27,900	1,330,512
#	MTI Ltd.	24,700	94,361
#	Mugen Estate Co. Ltd.	57,251	695,163
	Muninova Holdings, Inc.	1,007,600	2,809,420
	m-up Holdings, Inc.	223,400	1,111,692
	Murakami Corp.	2,100	87,508
	Murata Manufacturing Co. Ltd.	867,360	39,520,667
	Musashi Seimitsu Industry Co. Ltd.	267,800	5,291,840
	Musashino Bank Ltd.	429,903	6,859,708
		Shares	Value»
JAPAN — (Continued)
	Muto Seiko Co.	6,100	$86,890
#	NAC Co. Ltd.	43,900	147,627
	Nachi-Fujikoshi Corp.	66,564	2,251,083
#	Nafco Co. Ltd.	32,200	452,304
#	Nagaileben Co. Ltd.	30,000	335,666
#	Nagano Keiki Co. Ltd.	66,600	1,549,989
	Nagase & Co. Ltd.	1,817,600	12,820,007
#	Nagase Brothers, Inc.	24,800	363,784
	Nagoya Railroad Co. Ltd.	307,699	3,657,693
	Nakabayashi Co. Ltd.	135,300	491,021
#	Nakakita Seisakusho Co. Ltd.	1,900	60,750
#	Nakamoto Packs Co. Ltd.	14,000	166,336
#	Nakamuraya Co. Ltd.	14,300	287,965
	Nakanishi, Inc.	128,400	2,440,081
	Nakano Corp.	14,800	122,648
	Nakayama Steel Works Ltd.	126,000	517,063
	Namura Shipbuilding Co. Ltd.	162,548	4,359,219
	NANKAI Co. Ltd.	258,700	4,843,296
	Nanto Bank Ltd.	755,505	8,067,503
	Narasaki Sangyo Co. Ltd.	13,400	353,984
#	Nareru Group, Inc.	5,700	82,554
	Nasu Denki Tekko Co. Ltd.	1,000	124,980
#	Natori Co. Ltd.	27,200	336,815
#	NCD Co. Ltd./Shinagawa	12,900	199,430
	NCS&A Co. Ltd.	4,700	40,508
	NEC Capital Solutions Ltd.	53,100	1,378,368
	NEC Corp.	799,400	23,757,095
	NEOJAPAN, Inc.	12,700	130,373
#*	Net Protections Holdings, Inc.	253,185	694,365
	Neturen Co. Ltd.	138,400	1,193,379
#	New Art Holdings Co. Ltd.	18,059	153,081
#	Nexon Co. Ltd.	292,900	4,590,459
	Nextage Co. Ltd.	189,600	3,950,886
#	NexTone, Inc.	25,100	238,402
	NGK Corp.	612,288	20,949,051
	NH Foods Ltd.	266,699	10,474,081
	NHK Spring Co. Ltd.	824,637	18,281,839
#	Nicca Chemical Co. Ltd.	36,401	456,271
	Nice Corp.	21,761	263,140
	Nichia Steel Works Ltd.	91,501	215,965
	Nichias Corp.	938,900	19,459,883
#	Nichiban Co. Ltd.	36,800	449,182
	Nichicon Corp.	69,400	1,233,294
	Nichiden Corp.	41,600	803,285
	Nichiha Corp.	97,000	1,866,253

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nichimo Co. Ltd.	18,459	$275,771
	Nichirei Corp.	1,024,941	14,255,969
#	Nichireki Group Co. Ltd.	108,000	1,490,985
	Nichirin Co. Ltd.	54,130	1,396,330
*	NIDEC Corp. (6594 JP)	111,587	1,791,842
	Nifco, Inc.	304,300	9,850,885
#	Nihon Dempa Kogyo Co. Ltd.	54,200	846,495
	Nihon Dengi Co. Ltd.	63,600	829,712
	Nihon Denkei Co. Ltd.	27,100	448,362
	Nihon Flush Co. Ltd.	45,800	204,745
#	Nihon House Holdings Co. Ltd.	145,977	283,469
	Nihon Kagaku Sangyo Co. Ltd.	53,700	704,178
	Nihon M&A Center Holdings, Inc.	1,398,799	5,585,502
	Nihon Nohyaku Co. Ltd.	192,600	1,294,226
	Nihon Parkerizing Co. Ltd.	234,600	2,429,019
	Nihon Tokushu Toryo Co. Ltd.	76,300	1,179,264
#	Nihon Yamamura Glass Co. Ltd.	18,100	311,239
	Niitaka Co. Ltd.	7,400	105,990
	Nikkiso Co. Ltd.	192,700	4,455,163
#	Nikko Co. Ltd.	106,400	653,446
#	Nikkon Holdings Co. Ltd.	473,300	14,938,748
	Nikon Corp.	570,500	6,778,876
	Nintendo Co. Ltd.	151,711	7,236,938
	Nippi, Inc.	8,500	648,055
	Nippn Corp.	268,000	4,723,068
#	Nippon Air Conditioning Services Co. Ltd.	91,700	910,601
	Nippon Aqua Co. Ltd.	50,000	235,780
#	Nippon Avionics Co. Ltd.	26,000	854,998
#	Nippon Beet Sugar Manufacturing Co. Ltd.	51,541	1,623,866
	Nippon Carbide Industries Co., Inc.	32,000	635,756
	Nippon Carbon Co. Ltd.	18,100	535,073
#	Nippon Chemical Industrial Co. Ltd.	31,700	1,158,214
	Nippon Chemi-Con Corp.	71,800	1,368,692
#*	Nippon Coke & Engineering Co. Ltd.	698,955	412,268
		Shares	Value»
JAPAN — (Continued)
#	Nippon Concrete Industries Co. Ltd.	193,601	$412,460
#	Nippon Denko Co. Ltd.	505,950	1,342,585
	Nippon Densetsu Kogyo Co. Ltd.	116,300	2,909,636
	Nippon Electric Glass Co. Ltd.	323,501	10,656,990
	Nippon Express Holdings, Inc.	824,028	27,195,526
#	Nippon Fine Chemical Co. Ltd.	43,300	697,198
	Nippon Gas Co. Ltd.	544,500	9,701,517
	Nippon Hume Corp.	200,100	1,307,724
	Nippon Kayaku Co. Ltd.	436,300	5,243,071
#	Nippon Kodoshi Corp.	17,900	732,540
	Nippon Light Metal Holdings Co. Ltd.	173,028	2,910,697
#	Nippon Paint Holdings Co. Ltd.	1,417,700	10,697,871
	Nippon Paper Industries Co. Ltd.	157,996	1,360,707
#	Nippon Parking Development Co. Ltd., Class C	957,100	1,476,211
	Nippon Rietec Co. Ltd.	20,800	313,529
	Nippon Sanso Holdings Corp.	356,500	12,815,905
	Nippon Seiki Co. Ltd.	250,400	3,791,653
#	Nippon Seisen Co. Ltd.	41,500	345,529
#	Nippon Sharyo Ltd.	18,599	391,499
#*	Nippon Sheet Glass Co. Ltd.	412,960	1,237,200
	Nippon Shinyaku Co. Ltd.	154,294	3,281,942
	Nippon Shokubai Co. Ltd.	418,618	5,631,295
	Nippon Signal Co. Ltd.	253,050	2,523,373
	Nippon Soda Co. Ltd.	216,600	5,171,749
#	Nippon Steel Corp.	5,296,890	21,578,573
	Nippon Television Holdings, Inc.	100,300	1,831,515
	Nippon Thompson Co. Ltd.	323,800	3,533,539
#	Nippon Yakin Kogyo Co. Ltd.	61,660	1,936,268
	Nippon Yusen KK	626,390	24,051,794
	Nipro Corp.	711,701	7,260,471
	Nishikawa Rubber Co. Ltd.	6,800	139,499
	Nishimatsu Construction Co. Ltd.	150,000	4,970,808

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nishimatsuya Chain Co. Ltd.	63,400	$793,949
	Nishi-Nippon Financial Holdings, Inc.	635,014	16,782,035
	Nishi-Nippon Railroad Co. Ltd.	133,000	2,601,631
	Nishio Holdings Co. Ltd.	71,600	1,920,675
	Nissan Chemical Corp.	324,030	15,061,763
#*	Nissan Motor Co. Ltd.	2,158,913	4,558,061
#	Nissan Shatai Co. Ltd.	337,100	2,036,959
	Nissan Tokyo Sales Holdings Co. Ltd.	114,000	388,234
	Nissei ASB Machine Co. Ltd.	27,200	1,528,794
#	Nissha Co. Ltd.	208,583	1,718,184
	Nisshin Group Holdings Co. Ltd.	119,300	498,790
	Nisshin Oillio Group Ltd.	410,700	4,903,183
	Nisshin Seifun Group, Inc.	489,445	6,195,970
	Nisshinbo Holdings, Inc.	583,741	7,842,806
#	Nissin Foods Holdings Co. Ltd.	392,381	7,093,537
#	Nisso Holdings Co. Ltd.	35,200	137,272
	Nissui Corp.	1,451,900	11,449,048
	Niterra Co. Ltd.	505,400	29,514,664
#	Nitori Holdings Co. Ltd.	917,900	14,808,474
	Nitta Corp.	71,400	2,841,429
	Nitta Gelatin, Inc.	60,563	490,878
	Nittetsu Mining Co. Ltd.	307,010	5,751,552
#	Nitto Boseki Co. Ltd.	45,000	772,886
	Nitto Denko Corp.	1,604,600	33,883,390
#	Nitto Fuji Flour Milling Co. Ltd.	17,300	199,640
	Nitto Kogyo Corp.	118,100	3,185,519
	Nitto Kohki Co. Ltd.	58,900	629,961
	Nitto Seiko Co. Ltd.	106,305	520,632
#	Nittoc Construction Co. Ltd.	84,949	606,599
#	Nittoku Co. Ltd.	38,500	625,957
	Noda Corp.	15,052	61,078
#	Noevir Holdings Co. Ltd.	28,909	902,388
	NOF Corp.	491,900	8,546,960
	Nojima Corp.	1,202,600	9,846,216
	NOK Corp.	356,700	6,740,687
	Nomura Co. Ltd.	46,900	343,155
	Nomura Holdings, Inc. (8604 JP)	2,202,698	21,309,982
		Shares	Value»
JAPAN — (Continued)
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	122,223	$1,183,119
#	Nomura Micro Science Co. Ltd.	13,600	333,040
	Nomura Real Estate Holdings, Inc.	1,775,200	10,201,136
	Nomura Research Institute Ltd.	464,085	13,729,280
	Noritake Co. Ltd.	192,000	4,031,798
	Noritsu Koki Co. Ltd.	289,800	3,525,060
#	Noritz Corp.	138,700	2,063,594
	North Pacific Bank Ltd.	1,264,600	9,066,525
#	NPC, Inc.	27,000	109,998
	NPR-RIKEN Corp.	115,180	2,913,967
#	NS Solutions Corp.	138,200	3,408,700
#	NS Tool Co. Ltd.	43,400	261,117
#	NS United Kaiun Kaisha Ltd.	60,800	3,049,921
	NSD Co. Ltd.	213,278	3,810,348
	NSK Ltd.	859,246	6,120,362
#	NSW, Inc.	31,900	498,669
	NTN Corp.	1,894,000	4,579,021
	NTT, Inc.	14,737,500	14,126,088
*	Nxera Pharma Co. Ltd.	168,891	924,849
#	Oat Agrio Co. Ltd.	26,500	403,178
#	Obara Group, Inc.	21,700	777,172
	Obayashi Corp.	884,000	17,374,388
	Obic Co. Ltd.	319,000	9,150,056
	Odakyu Electric Railway Co. Ltd.	453,999	5,024,868
#	Oenon Holdings, Inc.	197,900	606,103
#	Ogaki Kyoritsu Bank Ltd.	207,846	9,250,330
	Ohara, Inc.	22,900	204,716
	Ohashi Technica, Inc.	83,200	597,848
#	Ohba Co. Ltd.	19,400	137,639
	Ohki Healthcare Holdings Co. Ltd.	3,100	20,714
	Ohsho Food Service Corp.	111,000	2,106,965
	OIE Sangyo Co. Ltd.	13,200	205,029
	Oiles Corp.	69,901	1,244,438
	Oita Bank Ltd.	255,000	4,056,087
	Oji Holdings Corp.	2,263,100	12,444,318
#	Okabe Co. Ltd.	115,400	664,060
#	Okada Aiyon Corp.	22,200	278,633
#	Okamoto Industries, Inc.	29,900	1,118,264
	Okamoto Machine Tool Works Ltd.	20,561	636,687
	Okamura Corp.	260,400	3,801,367
	Okasan Securities Group, Inc.	408,378	2,823,853
	Oki Electric Industry Co. Ltd.	404,678	6,835,487

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okinawa Cellular Telephone Co.	165,400	$4,010,665
#	Okinawa Electric Power Co., Inc.	106,058	697,045
	Okinawa Financial Group, Inc.	75,732	3,448,029
	OKUMA Corp.	221,500	6,765,049
	Okumura Corp.	130,400	4,705,272
	Okura Industrial Co. Ltd.	42,451	1,472,945
#	Okuwa Co. Ltd.	85,573	433,614
	Olympus Corp.	1,758,200	20,095,133
	Omron Corp.	448,400	14,994,237
	Ono Pharmaceutical Co. Ltd.	583,759	8,724,274
#	Onoken Co. Ltd.	107,900	970,574
	Onward Holdings Co. Ltd.	304,396	1,454,445
#	Ootoya Holdings Co. Ltd.	10,300	554,945
	Open House Group Co. Ltd.	298,598	15,866,780
	Open Up Group, Inc.	243,700	3,075,572
	Optex Group Co. Ltd.	80,760	1,727,800
*	Optim Corp.	13,700	35,213
#	Optimus Group Co. Ltd.	16,300	42,741
	Oracle Corp. Japan	33,273	1,869,397
#	Organo Corp.	97,500	8,772,199
	Orient Corp.	199,834	1,128,591
	Oriental Land Co. Ltd.	667,900	13,331,053
	Oriental Shiraishi Corp.	514,300	1,177,601
	ORIX Corp. (8591 JP)	1,082,300	43,680,904
#	Oro Co. Ltd.	10,400	144,004
	Osaka Gas Co. Ltd.	346,400	11,884,607
	Osaka Organic Chemical Industry Ltd.	74,500	2,079,453
#*	Osaka Steel Co. Ltd.	44,500	694,375
#	OSAKA Titanium Technologies Co. Ltd.	60,900	1,066,964
	Osaki Electric Co. Ltd.	191,300	1,770,695
#	OSG Corp.	166,900	3,807,758
	Otsuka Corp.	308,900	6,374,011
	Otsuka Holdings Co. Ltd.	263,200	18,250,131
	OUG Holdings, Inc.	3,900	108,094
#	Oval Corp.	6,200	28,082
	Oyo Corp.	96,600	1,682,534
	Ozu Corp.	5,400	60,561
	Pacific Metals Co. Ltd.	82,858	1,270,104
#	Pack Corp.	158,900	1,441,372
		Shares	Value»
JAPAN — (Continued)
	PAL GROUP Holdings Co. Ltd.	421,200	$3,974,626
	Pan Pacific International Holdings Corp.	2,204,300	12,508,952
	Panasonic Holdings Corp.	2,188,742	57,875,727
#	Paraca, Inc.	8,422	107,961
	Park24 Co. Ltd.	302,901	3,749,074
	Parker Corp.	7,400	72,497
	Pasona Group, Inc.	95,400	925,556
#	Pegasus Co. Ltd.	115,156	374,874
	Penta-Ocean Construction Co. Ltd.	1,444,700	13,447,159
	People Dreams & Technologies Group Co. Ltd.	10,900	106,906
	Persol Holdings Co. Ltd.	5,746,301	9,540,151
	PHC Holdings Corp.	95,100	656,952
#	PIA Corp.	12,700	226,034
#	Pickles Holdings Co. Ltd.	33,282	239,993
	Pigeon Corp.	379,000	4,803,645
#	PILLAR Corp.	97,200	5,618,309
#	Pilot Corp.	335,100	3,806,242
	Piolax, Inc.	87,800	956,983
#*	PKSHA Technology, Inc.	2,600	45,596
#	Plus Alpha Consulting Co. Ltd.	78,700	1,133,962
	Polaris Holdings Co. Ltd.	14,800	18,109
#	Pole To Win Holdings, Inc.	34,800	72,463
#	Port, Inc.	20,900	319,457
	PR Times Corp.	21,526	281,976
	Premium Group Co. Ltd.	161,200	2,067,689
	Premium Water Holdings, Inc.	9,200	212,986
	Press Kogyo Co. Ltd.	379,700	2,038,456
	Prestige International, Inc.	268,000	1,191,505
	Prima Meat Packers Ltd.	118,499	1,843,916
	Procrea Holdings, Inc.	88,527	2,202,799
#	Pronexus, Inc.	39,300	292,115
#	Pro-Ship, Inc.	59,600	689,257
	PS Construction Co. Ltd.	45,817	648,242
#	QB Net Holdings Co. Ltd.	33,121	268,207
#	Qol Holdings Co. Ltd.	84,800	1,112,502
	Quick Co. Ltd.	126,700	616,116

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Raccoon Holdings, Inc.	37,700	$151,692
	Raito Kogyo Co. Ltd.	201,800	4,754,395
#	Raiznext Corp.	123,700	2,240,812
	Rakumachi, Inc.	2,500	15,736
#	Rakus Co. Ltd.	535,798	3,618,544
*	Rakuten Bank Ltd.	218,200	7,457,354
*	Rakuten Group, Inc.	1,581,300	8,245,133
#	Rasa Corp.	34,900	409,054
#	Rasa Industries Ltd.	188,995	2,116,006
	Recruit Holdings Co. Ltd.	1,047,700	82,852,970
	Relo Group, Inc.	353,099	4,455,011
#	Renaissance, Inc.	31,700	211,801
	Renesas Electronics Corp.	921,299	18,466,289
	Rengo Co. Ltd.	1,290,810	12,065,355
#*	RENOVA, Inc.	201,900	1,172,435
#*	ReproCELL, Inc.	28,500	22,546
#	Resol Holdings Co. Ltd.	4,700	231,541
	Resona Holdings, Inc.	1,500,590	20,349,203
	Resonac Holdings Corp.	576,300	48,005,256
	Resorttrust, Inc.	604,700	6,782,369
	Restar Corp.	99,000	2,530,372
#	Retail Partners Co. Ltd.	173,000	1,483,930
	Rheon Automatic Machinery Co. Ltd.	68,100	644,320
#	Rhythm Co. Ltd.	40,300	974,528
	Ricoh Co. Ltd.	2,038,319	20,001,990
	Ricoh Leasing Co. Ltd.	77,500	3,257,415
	Ride On Express Holdings Co. Ltd.	18,200	113,422
	Riken Keiki Co. Ltd.	88,900	1,921,012
	Riken Technos Corp.	190,900	2,626,666
	Riken Vitamin Co. Ltd.	66,900	1,346,809
#	Ringer Hut Co. Ltd.	22,900	337,041
	Rinnai Corp.	193,800	4,333,814
	Rion Co. Ltd.	23,800	492,235
	Riso Kagaku Corp.	29,416	192,531
#	Riso Kyoiku Group Corp.	131,093	171,024
#	Rix Corp.	8,000	179,887
#	Rock Field Co. Ltd.	55,900	480,058
	Rohm Co. Ltd.	751,799	19,935,106
	Rohto Pharmaceutical Co. Ltd.	526,300	7,881,977
#	Rokko Butter Co. Ltd.	26,712	178,145
	Roland Corp.	24,800	651,602
#	Rorze Corp.	419,500	10,102,818
	Round One Corp.	770,641	5,855,769
#	Royal Holdings Co. Ltd.	201,100	1,679,951
	Ryobi Ltd.	83,767	1,329,235
		Shares	Value»
JAPAN — (Continued)
	RYODEN Corp.	68,800	$1,873,478
	Ryohin Keikaku Co. Ltd.	996,100	26,127,965
	Ryoyo Ryosan Holdings, Inc.	94,360	1,723,944
#	Ryoyu Systems Co. Ltd.	10,100	181,354
	S Foods, Inc.	54,200	932,210
#	S&B Foods, Inc.	12,400	511,252
#	Sac's Bar Holdings, Inc.	19,300	93,536
#	Sagami Holdings Corp.	4,600	59,839
	Sagami Rubber Industries Co. Ltd.	16,200	65,212
	Saibu Gas Holdings Co. Ltd.	45,500	670,702
	Saizeriya Co. Ltd.	101,300	5,026,271
	Sakai Chemical Industry Co. Ltd.	81,800	2,022,137
	Sakai Heavy Industries Ltd.	29,900	406,755
	Sakai Moving Service Co. Ltd.	73,200	1,365,082
	Sakata INX Corp.	197,200	3,075,966
	Sakata Seed Corp.	85,800	2,314,256
	Sala Corp.	199,660	1,429,504
#	Samco, Inc.	4,300	222,901
#	San Holdings, Inc.	97,900	887,981
	San ju San Financial Group, Inc.	333,268	3,941,599
	San-A Co. Ltd.	139,500	2,855,687
	San-Ai Obbli Co. Ltd.	259,200	3,769,832
	Sangetsu Corp.	181,500	3,516,112
	San-In Godo Bank Ltd.	677,997	9,826,325
*	Sanken Electric Co. Ltd.	80,900	4,135,347
	Sanki Engineering Co. Ltd.	485,100	6,900,384
	Sanko Gosei Ltd.	84,752	513,062
	Sanko Metal Industrial Co. Ltd.	56,500	449,654
	Sankyo Co. Ltd.	808,850	9,386,544
	Sankyo Frontier Co. Ltd.	22,300	322,434
	Sankyo Seiko Co. Ltd.	115,800	582,314
#	Sankyo Tateyama, Inc.	102,235	417,069
	Sankyu, Inc.	252,000	14,906,499
#	Sanoh Industrial Co. Ltd.	64,600	322,194
	Sanoyas Holdings Corp.	9,600	18,950
#	Sanrio Co. Ltd.	1,606,600	12,891,551
	Sansan, Inc.	226,900	2,883,754

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sansei Landic Co. Ltd.	12,800	$51,414
	Sansei Technologies, Inc.	44,700	652,846
#	Sansha Electric Manufacturing Co. Ltd.	26,500	183,095
	Sanshin Electronics Co. Ltd.	38,700	702,003
#	Santec Holdings Corp.	18,700	1,946,459
	Santen Pharmaceutical Co. Ltd.	862,205	10,179,364
	Sanwa Holdings Corp.	529,546	11,351,382
	Sanyo Chemical Industries Ltd.	53,900	1,631,434
	Sanyo Denki Co. Ltd.	98,700	3,341,234
#	Sanyo Electric Railway Co. Ltd.	17,800	223,792
	Sanyo Engineering & Construction, Inc.	32,400	292,552
	Sanyo Industries Ltd.	1,500	43,936
	Sanyo Shokai Ltd.	42,299	1,289,908
	Sanyo Trading Co. Ltd.	161,200	871,889
	Sapporo Holdings Ltd.	650,000	8,207,340
	Sata Construction Co. Ltd.	42,500	294,189
	Sato Corp.	79,882	1,220,487
#	Sato Shoji Corp.	48,400	976,451
	Sawai Group Holdings Co. Ltd.	396,100	4,091,430
	SAXA, Inc.	68,100	863,432
	SBI Holdings, Inc.	1,163,060	21,956,567
	SBS Holdings, Inc.	102,800	2,864,682
	SCREEN Holdings Co. Ltd.	290,800	22,183,568
	Scroll Corp.	141,300	1,505,526
	SEC Carbon Ltd.	14,000	213,879
	Secom Co. Ltd.	182,800	7,874,298
#	Seed Co. Ltd.	45,300	151,969
	Sega Sammy Holdings, Inc.	318,912	5,509,248
	Segue Group Co. Ltd.	47,500	176,999
#	Seibu Giken Co. Ltd.	5,400	67,737
#	Seibu Holdings, Inc.	517,900	11,598,305
	Seika Corp.	108,402	1,763,903
	Seikagaku Corp.	91,900	428,897
#	Seikitokyu Kogyo Co. Ltd.	95,399	897,596
	Seiko Electric Co. Ltd.	12,500	159,850
	Seiko Epson Corp.	1,112,332	20,374,643
	Seiko Group Corp.	265,000	12,956,670
		Shares	Value»
JAPAN — (Continued)
#	Seikoh Giken Co. Ltd.	700	$79,799
	Seino Holdings Co. Ltd.	381,400	6,297,694
	Seiren Co. Ltd.	182,200	3,603,890
	Sekisui Chemical Co. Ltd.	895,000	14,895,872
#	Sekisui House Ltd.	628,700	13,763,668
	Sekisui Jushi Corp.	84,100	1,548,753
	Sekisui Kasei Co. Ltd.	88,221	290,525
	SEMITEC Corp.	30,000	373,387
	Senko Group Holdings Co. Ltd.	605,000	8,362,691
	Senshu Electric Co. Ltd.	43,900	1,663,807
	Senshu Ikeda Holdings, Inc.	996,460	5,841,570
#	Septeni Holdings Co. Ltd.	109,500	353,969
#	SERAKU Co. Ltd.	12,100	100,840
	Seria Co. Ltd.	141,600	3,430,871
	Seven & i Holdings Co. Ltd.	3,399,056	45,071,878
	Seven Bank Ltd.	1,406,072	2,807,000
	SG Holdings Co. Ltd.	775,530	7,715,935
#	Sharingtechnology, Inc.	79,200	664,593
#*	Sharp Corp.	850,734	3,286,443
	Shibaura Machine Co. Ltd.	97,000	2,485,727
	Shibaura Mechatronics Corp.	245,200	6,532,725
	Shibusawa Logistics Corp.	150,000	1,708,015
#	Shibuya Corp.	50,300	1,370,988
#*	SHIFT, Inc.	788,785	4,432,153
	Shiga Bank Ltd.	976,680	14,512,167
#	Shikibo Ltd.	58,200	380,167
	Shikoku Bank Ltd.	225,500	4,663,715
	Shikoku Electric Power Co., Inc.	378,800	3,930,895
	Shikoku Kasei Holdings Corp.	235,200	4,024,778
#	Shima Seiki Manufacturing Ltd.	92,769	535,132
#	Shimadaya Corp.	11,500	119,423
	Shimadzu Corp.	357,400	9,089,580
	Shimamura Co. Ltd.	416,676	8,770,457
	Shimano, Inc.	51,707	6,526,981
#	Shimizu Bank Ltd.	22,300	373,962
	Shimizu Corp.	792,900	11,680,072
#	Shimojima Co. Ltd.	15,000	129,419
	Shin Maint Holdings Co. Ltd.	17,100	111,713
	Shin Nippon Air Technologies Co. Ltd.	89,600	1,799,405

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Shin Nippon Biomedical Laboratories Ltd.	19,300	$153,965
	Shinagawa Refra Co. Ltd.	141,400	1,818,012
	Shindengen Electric Manufacturing Co. Ltd.	23,100	482,981
	Shin-Etsu Chemical Co. Ltd.	1,116,800	39,814,038
	Shin-Etsu Polymer Co. Ltd.	195,900	2,591,085
	Shinko Shoji Co. Ltd.	98,600	962,454
	Shinmaywa Industries Ltd.	287,100	3,516,861
	Shinnihon Corp.	141,400	1,864,049
#	Shinnihonseiyaku Co. Ltd.	22,600	286,437
	Shinsho Corp.	76,500	1,228,533
	Shinwa Co. Ltd. (3447 JP)	39,600	246,235
#	Shinwa Co. Ltd. (7607 JP)	34,200	678,210
	Shionogi & Co. Ltd.	720,800	13,032,993
	Ship Healthcare Holdings, Inc.	386,400	6,190,119
	Shirai Electronics Industrial Co. Ltd.	12,000	32,531
	Shiseido Co. Ltd.	522,104	10,313,449
#	Shizuki Electric Co., Inc.	18,500	116,816
	Shizuoka Financial Group, Inc.	823,630	16,246,113
	Shizuoka Gas Co. Ltd.	222,200	1,751,692
	SHO-BOND Holdings Co. Ltd.	410,000	3,393,438
#	Shochiku Co. Ltd.	4,700	339,947
#	Shoei Co. Ltd.	209,748	2,556,498
#	Shoei Foods Corp.	32,800	908,814
	Shofu, Inc.	24,300	320,599
	Showa Sangyo Co. Ltd.	50,228	1,116,324
#	SIGMAXYZ Holdings, Inc.	272,500	1,023,420
	Siix Corp.	108,679	946,340
*	Simplex Holdings, Inc.	462,000	3,304,232
#	Sinanen Holdings Co. Ltd.	26,400	1,094,821
	Sinfonia Technology Co. Ltd.	111,500	9,071,822
	Sinko Industries Ltd.	172,500	1,320,071
	Sintokogio Ltd.	106,500	763,327
	SK Kaken Co. Ltd.	2,500	137,472
#	SK-Electronics Co. Ltd.	34,722	747,309
		Shares	Value»
JAPAN — (Continued)
	SKY Perfect JSAT Corp.	736,700	$9,595,820
#	Skylark Holdings Co. Ltd.	722,000	14,227,979
#	Smaregi, Inc.	22,100	442,677
	SMC Corp.	32,900	14,214,783
#	SMK Corp.	7,999	152,501
#	SMS Co. Ltd.	201,700	2,800,505
#	Socionext, Inc.	463,821	5,445,733
#	Soda Nikka Co. Ltd.	66,500	500,925
	Sodick Co. Ltd.	262,134	2,707,625
	SoftBank Corp.	20,758,500	29,136,167
	SoftBank Group Corp.	5,568,448	173,443,113
#	Softcreate Holdings Corp.	63,000	821,779
	Software Service, Inc.	9,600	660,369
	Sojitz Corp.	439,519	14,684,548
	Soken Chemical & Engineering Co. Ltd.	55,300	1,069,771
#	Soliton Systems KK	27,400	332,053
	Sompo Holdings, Inc.	1,157,100	51,371,307
	Sony Financial Group, Inc. 8729 JP	12,781,700	12,391,696
	Sony Financial Group, Inc. SFGYY US, ADR	274,721	1,324,155
	Sony Group Corp. (6758 JP)	5,644,000	131,893,869
#	Sony Group Corp. (SONY US), Sponsored ADR	1,305,723	30,371,117
	Sotetsu Holdings, Inc.	173,300	2,863,437
#	Space Co. Ltd.	48,660	441,031
	Sparx Group Co. Ltd.	92,139	1,297,663
	SPK Corp.	63,200	548,479
#	S-Pool, Inc.	207,999	353,155
#	Sprix, Inc.	3,700	25,545
	Square Enix Holdings Co. Ltd.	441,600	7,688,494
#	SRA Holdings	51,500	1,501,162
#	SRE Holdings Corp.	32,600	558,345
#	SRS Holdings Co. Ltd.	42,700	383,904
#	ST Corp.	18,000	170,862
	St. Marc Holdings Co. Ltd.	41,500	668,777
	Stanley Electric Co. Ltd.	295,800	6,445,690
	Star Mica Holdings Co. Ltd.	82,800	788,180
	Startia Holdings, Inc.	10,500	202,262
	Starts Corp., Inc.	200,000	5,930,533
	Starzen Co. Ltd.	208,094	1,755,395
#	Stella Chemifa Corp.	42,300	1,347,819
#	Step Co. Ltd.	27,700	390,967

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	STI Foods Holdings, Inc.	28,200	$197,844
#	Strike Group Co. Ltd.	105,100	871,393
#	Studio Alice Co. Ltd.	35,900	446,607
	Subaru Corp.	1,296,900	22,076,404
#	Subaru Enterprise Co. Ltd.	32,000	731,715
	Sugi Holdings Co. Ltd.	337,300	5,977,658
#	Sugimoto & Co. Ltd.	88,700	719,244
#	Sukegawa Electric Co. Ltd.	1,300	34,072
#	SUMCO Corp.	1,167,860	23,742,612
#	Sumida Corp.	144,600	1,155,368
#	Suminoe Co. Ltd.	16,900	123,370
	Sumitomo Bakelite Co. Ltd.	47,800	1,913,995
	Sumitomo Chemical Co. Ltd.	3,088,952	9,995,256
	Sumitomo Corp.	2,510,800	26,061,996
	Sumitomo Electric Industries Ltd.	5,471,600	72,417,123
#	Sumitomo Forestry Co. Ltd.	1,502,900	12,676,084
	Sumitomo Heavy Industries Ltd.	322,763	10,433,936
	Sumitomo Metal Mining Co. Ltd.	323,500	16,260,867
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	2,617,410	112,467,247
	Sumitomo Mitsui Trust Group, Inc.	2,554,584	26,267,973
	Sumitomo Osaka Cement Co. Ltd.	66,599	2,251,436
*	Sumitomo Pharma Co. Ltd.	181,600	1,415,235
	Sumitomo Realty & Development Co. Ltd.	760,600	17,048,337
#	Sumitomo Rubber Industries Ltd.	416,563	5,893,838
	Sumitomo Seika Chemicals Co. Ltd.	194,005	1,481,015
	Sumitomo Warehouse Co. Ltd.	266,300	6,774,570
	Sun Frontier Fudousan Co. Ltd.	23,400	367,094
#	Suncall Corp.	138,900	1,087,639
	Sundrug Co. Ltd.	256,000	6,085,184
	Suntory Beverage & Food Ltd.	179,400	5,201,172
#	Sun-Wa Technos Corp.	44,900	1,005,200
	Suruga Bank Ltd.	431,800	6,992,751
	Suzuden Corp.	3,900	60,283
	Suzuken Co. Ltd.	261,299	8,336,220
		Shares	Value»
JAPAN — (Continued)
	Suzuki Co. Ltd.	56,200	$1,043,368
	Suzuki Motor Corp.	2,781,000	36,301,907
	SWCC Corp.	184,800	12,738,673
	Sysmex Corp.	1,714,700	17,314,189
#	System Research Co. Ltd.	21,400	245,445
	System Support Holdings, Inc.	37,400	261,811
#	Systems Engineering Consultants Co. Ltd.	17,200	315,276
	Systena Corp.	958,400	2,524,545
#	Syuppin Co. Ltd.	25,700	216,189
	T Hasegawa Co. Ltd.	103,492	2,101,426
#	T RAD Co. Ltd.	211,000	1,943,756
	T&D Holdings, Inc.	654,210	20,617,970
#	Tachibana Eletech Co. Ltd.	78,580	1,688,870
	Tachikawa Corp.	52,039	858,275
	Tachi-S Co. Ltd.	101,500	1,430,347
	Tadano Ltd.	202,245	1,680,735
	Taihei Dengyo Kaisha Ltd.	171,600	2,574,751
	Taiheiyo Cement Corp.	470,591	11,916,635
#	Taiho Kogyo Co. Ltd.	79,800	546,077
	Taikisha Ltd.	155,700	4,080,080
	Taiko Bank Ltd.	13,500	217,764
	Taisei Corp.	120,480	9,759,156
#	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	22,200	352,188
	Taiyo Holdings Co. Ltd.	257,800	7,604,526
	Taiyo Yuden Co. Ltd.	490,599	30,339,191
	Takamatsu Construction Group Co. Ltd.	67,700	1,577,628
#	Takamiya Co. Ltd.	73,343	192,924
	Takaoka Toko Co. Ltd.	49,974	2,138,961
#	Takara & Co. Ltd.	25,600	682,032
	Takara Holdings, Inc.	344,900	4,499,544
	Takara Standard Co. Ltd.	189,445	3,567,670
	Takasago International Corp.	348,200	2,624,065
	Takasago Thermal Engineering Co. Ltd.	229,700	6,082,973
#	Takashima & Co. Ltd.	136,800	694,850
#	Takashimaya Co. Ltd.	1,059,800	15,150,747
#	TAKEBISHI Corp.	28,200	429,053
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	1,299,907	44,633,119

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takemoto Yohki Co. Ltd.	12,900	$71,162
	Takeuchi Manufacturing Co. Ltd.	173,000	8,010,984
#	Taki Chemical Co. Ltd.	9,800	304,203
#	Tama Home Co. Ltd.	92,800	1,769,574
	Tamron Co. Ltd.	626,000	5,623,220
	Tamura Corp.	258,200	1,282,770
	Tanabe Engineering Corp.	23,900	340,805
#	Tanseisha Co. Ltd.	108,949	948,827
#	Tauns Laboratories, Inc.	16,800	49,842
#	Tayca Corp.	52,600	726,826
	Tazmo Co. Ltd.	14,200	346,562
#	Tbk Co. Ltd.	79,201	164,863
	TBS Holdings, Inc.	103,900	3,910,593
#	TDC Soft, Inc.	98,000	651,945
	TDK Corp. (6762 JP)	2,302,500	44,273,521
	TDK Corp. (TTDKY US), Sponsored ADR	597,870	11,694,337
	TechMatrix Corp.	141,200	1,820,161
	Techno Medica Co. Ltd.	14,900	186,515
	Techno Ryowa Ltd.	24,270	845,835
	Techno Smart Corp.	27,000	314,803
	Teijin Ltd.	580,168	5,912,795
#	Teikoku Corp.	48,900	1,023,710
	Teikoku Sen-I Co. Ltd.	70,100	1,497,646
	Teikoku Tsushin Kogyo Co. Ltd.	39,800	686,597
#	Tekken Corp.	51,899	1,420,369
	Temairazu, Inc.	2,099	31,794
#	Tenpos Holdings Co. Ltd.	2,000	47,986
#	Tera Probe, Inc.	11,100	689,987
	Terumo Corp.	1,310,100	19,219,029
#	Tess Holdings Co. Ltd.	99,188	413,622
	THK Co. Ltd.	169,400	6,970,720
	Tigers Polymer Corp.	6,600	41,140
	TIS, Inc.	527,101	12,636,906
	TKC Corp.	88,300	2,142,895
*	TKP Corp.	5,000	60,203
	Toa Corp. (1885 JP)	278,400	3,492,464
	Toa Corp. (6809 JP)	149,716	1,519,432
#	TOA ROAD Corp.	74,800	760,967
	Toagosei Co. Ltd.	479,350	5,358,480
	TOBISHIMA HOLDINGS, Inc.	80,240	1,035,542
	Tobu Railway Co. Ltd.	305,900	5,933,699
	TOC Co. Ltd.	118,700	683,965
	Tocalo Co. Ltd.	303,700	5,447,182
	Tochigi Bank Ltd.	548,501	3,223,666
		Shares	Value»
JAPAN — (Continued)
	Toda Corp.	878,600	$8,156,433
	Toei Animation Co. Ltd.	208,400	3,859,166
	Toei Co. Ltd.	54,000	2,052,966
	Toell Co. Ltd.	8,400	46,133
	Toenec Corp.	194,800	2,480,855
	Togami Electric Manufacturing Co. Ltd.	11,600	390,595
	Toho Bank Ltd.	830,855	4,434,435
	Toho Chemical Industry Co. Ltd.	23,000	106,894
#	Toho Co. Ltd. (8142 JP)	121,200	1,027,614
	Toho Co. Ltd. (9602 JP)	809,500	7,773,421
	Toho Gas Co. Ltd.	595,820	4,315,210
#	Toho Holdings Co. Ltd.	200,800	5,063,835
#*	Toho Zinc Co. Ltd.	41,599	226,470
#	Tohoku Bank Ltd.	60,500	546,682
	Tohoku Electric Power Co., Inc.	936,600	6,882,386
	Tohokushinsha Film Corp.	47,900	149,376
	Tokai Carbon Co. Ltd.	458,300	4,370,773
	Tokai Corp.	62,402	954,997
	TOKAI Holdings Corp.	345,800	2,516,981
	Tokai Rika Co. Ltd.	215,467	4,248,902
	Tokai Tokyo Financial Holdings, Inc.	481,017	2,402,342
	Token Corp.	23,870	2,000,556
	Tokio Marine Holdings, Inc. (8766 JP)	1,440,936	73,439,254
#	Tokio Marine Holdings, Inc. (TKOMY US), ADR	167,916	8,506,625
#	Tokushu Tokai Paper Co. Ltd.	101,214	1,320,858
	Tokuyama Corp.	307,312	7,208,475
	Tokyo Base Co. Ltd.	110,200	263,944
	Tokyo Century Corp.	675,420	11,037,110
*	Tokyo Electric Power Co. Holdings, Inc.	1,897,212	6,124,809
#	Tokyo Electron Device Ltd.	107,400	2,659,911
	Tokyo Electron Ltd.	393,800	131,661,931
	Tokyo Energy & Systems, Inc.	88,900	1,101,266
	Tokyo Gas Co. Ltd.	343,500	13,260,770
	Tokyo Kiraboshi Financial Group, Inc.	1,077,392	11,326,867
#	Tokyo Metro Co. Ltd.	659,700	6,047,961

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Ohka Kogyo Co. Ltd.	210,900	$11,421,889
	Tokyo Printing Ink Manufacturing Co. Ltd.	9,900	86,347
	Tokyo Rope Manufacturing Co. Ltd.	26,599	323,490
#	Tokyo Sangyo Co. Ltd.	78,400	405,717
	Tokyo Seimitsu Co. Ltd.	126,200	13,140,987
	Tokyo Steel Manufacturing Co. Ltd.	298,100	3,308,163
	Tokyo Tatemono Co. Ltd.	708,600	14,952,354
#	Tokyo Tekko Co. Ltd.	121,200	1,456,688
#	Tokyo Theatres Co., Inc.	17,900	183,642
	Tokyotokeiba Co. Ltd.	56,100	1,767,856
	Tokyu Construction Co. Ltd.	346,580	2,516,997
	Tokyu Corp.	585,906	6,432,042
	Tokyu Fudosan Holdings Corp.	2,119,694	17,617,677
	Toli Corp.	183,400	764,794
	Tomato Bank Ltd.	29,600	302,692
#	Tomen Devices Corp.	12,400	1,606,453
	Tomoe Corp.	119,600	1,367,836
#	Tomoe Engineering Co. Ltd.	86,400	1,044,417
	Tomoku Co. Ltd.	52,600	1,482,448
	TOMONY Holdings, Inc.	1,084,760	6,718,271
#	Tomy Co. Ltd.	313,025	7,120,673
	TOPPAN Holdings, Inc.	325,020	9,113,838
	Topre Corp.	131,836	2,309,391
#	Topy Industries Ltd.	77,000	1,410,019
	Toranvia Co. Ltd.	2,286	13,317
	Toray Industries, Inc.	2,517,900	18,086,714
#	Torex Semiconductor Ltd.	15,200	167,583
#	Toridoll Holdings Corp.	181,300	4,952,436
	Torigoe Co. Ltd.	47,600	322,524
#	Torishima Pump Manufacturing Co. Ltd.	42,800	735,207
	Tosei Corp.	339,400	3,850,940
	Toshiba TEC Corp.	110,500	2,168,374
#	Tosho Co. Ltd.	61,900	296,804
	Tosoh Corp.	757,413	12,738,530
	Totech Corp.	91,200	2,198,206
	Totetsu Kogyo Co. Ltd.	91,500	2,383,875
		Shares	Value»
JAPAN — (Continued)
	TOTO Ltd.	191,898	$8,328,214
#	Tottori Bank Ltd.	15,200	166,627
#	Toumei Co. Ltd.	19,100	90,910
	Tow Co. Ltd.	120,100	252,777
	Towa Bank Ltd.	74,700	614,360
	Towa Pharmaceutical Co. Ltd.	148,500	3,714,534
	Toyo Denki Seizo KK	15,200	223,087
	Toyo Gosei Co. Ltd.	27,500	2,180,066
#	Toyo Kanetsu KK	68,200	1,037,192
	Toyo Seikan Group Holdings Ltd.	429,600	10,915,693
	Toyo Suisan Kaisha Ltd.	114,000	7,396,921
#	Toyo Tanso Co. Ltd.	54,800	2,223,882
	Toyo Tire Corp.	606,300	16,081,747
	Toyobo Co. Ltd.	146,578	1,378,842
	Toyoda Gosei Co. Ltd.	400,000	13,809,379
	Toyota Boshoku Corp.	361,200	5,040,064
	Toyota Motor Corp. (7203 JP)	11,662,491	220,708,737
	Toyota Tsusho Corp.	1,237,638	51,368,579
	TPR Co. Ltd.	138,234	1,283,955
#	Traders Holdings Co. Ltd.	84,219	656,107
#	Transaction Co. Ltd.	115,900	870,731
	Transcosmos, Inc.	52,900	1,258,318
	TRE Holdings Corp.	157,212	1,977,638
#	Treasure Factory Co. Ltd.	46,700	610,163
	Trend Micro, Inc. (4704 JP)	185,500	7,474,141
	Trend Micro, Inc. (TMICY US), Sponsored ADR	3,140	125,600
#	Tri Chemical Laboratories, Inc.	147,200	2,945,320
	Trinity Industrial Corp.	7,900	60,515
	Trusco Nakayama Corp.	104,522	1,576,002
	TS Tech Co. Ltd.	345,900	3,967,759
	TSI Holdings Co. Ltd.	265,890	2,049,435
#*	Tsubaki Nakashima Co. Ltd.	179,225	399,407
	Tsubakimoto Chain Co.	393,000	6,305,659
#	Tsubakimoto Kogyo Co. Ltd.	52,200	935,175
#	Tsuburaya Fields Holdings, Inc.	139,200	2,104,912
	Tsugami Corp.	191,300	7,020,031
#	Tsukada Global Holdings, Inc.	32,400	122,875
	Tsukishima Holdings Co. Ltd.	117,600	2,003,290
#	Tsukuba Bank Ltd.	243,300	932,951

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsumura & Co.	183,635	$4,394,600
#	Tsuruha Holdings, Inc.	1,004,690	15,337,350
#	Tsurumi Manufacturing Co. Ltd.	130,200	1,797,627
	Tsutsumi Jewelry Co. Ltd.	21,400	341,089
	Tsuzuki Denki Co. Ltd.	23,900	568,409
	TV Asahi Holdings Corp.	128,800	2,524,898
	Tv Tokyo Holdings Corp.	31,200	673,443
	TYK Corp.	55,000	238,374
	UACJ Corp.	665,156	9,708,841
	UBE Corp.	183,365	3,631,195
#	Ubicom Holdings, Inc.	12,126	75,963
	Uchida Yoko Co. Ltd.	201,000	2,694,399
	Ukai Co. Ltd.	1,000	21,339
#	ULS Group, Inc.	103,300	364,896
	Ultrafabrics Holdings Co. Ltd.	18,900	83,323
	Umios Corp.	542,088	4,442,166
#	U-Next Holdings Co. Ltd.	230,900	2,478,840
	Unicharm Corp.	951,399	6,034,678
	Unipres Corp.	124,741	1,037,032
#	UNISOL Holdings Corp.	70,176	1,259,589
#	United Arrows Ltd.	88,400	1,346,969
#	United Super Markets Holdings, Inc.	247,159	1,275,174
	Univance Corp.	7,200	36,167
#*	Universal Entertainment Corp.	52,400	218,858
#	Urbanet Corp. Co. Ltd.	111,900	351,884
	Ushio, Inc.	213,300	4,950,078
	USS Co. Ltd.	888,200	11,216,966
	UT Group Co. Ltd.	1,640,800	1,889,639
	Valor Holdings Co. Ltd.	156,813	3,200,746
#	Valqua Ltd.	78,700	3,146,259
#	Value HR Co. Ltd.	63,000	598,909
	ValueCommerce Co. Ltd.	99,800	296,355
	Vector, Inc.	80,855	898,592
	Vertex Corp.	213,360	1,754,497
	Vision, Inc.	147,100	951,763
#*	Visional, Inc.	92,100	5,074,743
	Vital KSK Holdings, Inc.	196,385	2,057,484
	VT Holdings Co. Ltd.	161,600	498,273
#	Wacoal Holdings Corp.	168,500	4,646,428
	Wacom Co. Ltd.	260,500	1,256,530
		Shares	Value»
JAPAN — (Continued)
#	Wakachiku Construction Co. Ltd.	33,200	$746,225
	Wakita & Co. Ltd.	182,100	2,187,898
	Warabeya Nichiyo Holdings Co. Ltd.	73,232	1,276,955
#	Waseda Academy Co. Ltd.	26,700	416,504
#	Washington Hotel Corp.	1,400	18,774
#	Watahan & Co. Ltd.	50,800	418,023
	WATAMI Co. Ltd.	68,800	406,976
#	WDB Holdings Co. Ltd.	9,000	102,450
	WDI Corp.	4,000	75,325
	Wealth Management, Inc.	5,800	38,137
	Weathernews, Inc.	68,200	863,419
#	Wellneo Sugar Co. Ltd.	54,500	944,546
	Wellnet Corp.	67,900	273,819
#	West Holdings Corp.	138,406	2,174,229
#	West Japan Railway Co.	311,100	5,870,398
#	Will Group, Inc.	36,100	245,233
#*	WingArc1st, Inc.	69,500	1,394,883
	Workman Co. Ltd.	52,400	1,921,912
	World Co. Ltd.	241,700	2,430,943
	World Holdings Co. Ltd.	28,300	469,368
	Xebio Holdings Co. Ltd.	78,539	540,538
#	YAC Holdings Co. Ltd.	69,224	487,802
	Yahagi Construction Co. Ltd.	113,600	1,351,094
	Yakult Honsha Co. Ltd.	487,300	8,624,062
#	YAKUODO Holdings Co. Ltd.	39,800	430,289
	YAMABIKO Corp.	168,640	4,060,250
#	YAMADA Consulting Group Co. Ltd.	17,400	184,671
	Yamada Holdings Co. Ltd.	1,862,438	8,318,908
#	Yamae Group Holdings Co. Ltd.	64,600	1,135,049
	Yamagata Bank Ltd.	47,699	1,104,833
	Yamaguchi Financial Group, Inc.	651,900	12,054,431
	Yamaha Corp.	960,097	7,442,310
	Yamaha Motor Co. Ltd.	2,659,500	22,246,398
	Yamaichi Electronics Co. Ltd.	126,500	6,567,114
#	Yamami Co.	11,800	367,692

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamanashi Chuo Bank Ltd.	119,000	$4,737,035
#	Yamatane Corp.	91,800	1,211,807
	Yamato Corp.	80,400	1,002,244
#	Yamato Holdings Co. Ltd.	539,100	6,995,990
	Yamato Kogyo Co. Ltd.	111,300	9,369,696
#	Yamaura Corp.	33,500	314,051
#	Yamaya Corp.	8,810	115,101
	Yamazaki Baking Co. Ltd.	436,590	9,226,364
	Yamazen Corp.	214,700	2,378,515
#	Yashima Denki Co. Ltd.	42,800	803,113
	Yaskawa Electric Corp.	149,900	4,463,691
	Yasuda Logistics Corp.	74,200	1,176,944
#	YE DIGITAL Corp.	31,400	242,298
	Yellow Hat Ltd.	300,400	3,401,482
	Yodoko Ltd.	526,000	4,555,357
	Yokogawa Bridge Holdings Corp.	140,100	2,592,089
	Yokogawa Electric Corp.	306,300	10,924,097
	Yokohama Financial Group, Inc.	1,891,211	21,527,273
	Yokohama Rubber Co. Ltd.	532,300	25,284,704
#	Yokorei Co. Ltd.	207,700	2,763,983
	Yokowo Co. Ltd.	32,900	810,066
	Yondenko Corp.	118,380	1,483,152
#	Yondoshi Holdings, Inc.	34,600	449,199
#	Yonex Co. Ltd.	204,100	3,321,052
#	Yorozu Corp.	55,210	308,664
	Yoshicon Co. Ltd.	1,200	17,456
#	Yoshinoya Holdings Co. Ltd.	222,800	5,380,151
#	Yossix Holdings Co. Ltd.	15,300	311,445
#	Yotai Refractories Co. Ltd.	3,400	37,345
	Yuasa Co. Ltd.	72,700	2,637,035
	Yuasa Funashoku Co. Ltd.	11,600	120,089
	Yuken Kogyo Co. Ltd.	4,500	85,365
#	Yukiguni Factory Co. Ltd.	57,718	422,593
	Yurtec Corp.	196,400	2,925,160
#	Yushin Co.	24,800	103,449
	Yushiro, Inc.	36,200	647,620
	Zacros Corp.	237,800	1,998,938
	Zaoh Co. Ltd.	18,400	287,193
	Zenitaka Corp.	9,237	482,787
	Zenkoku Hosho Co. Ltd.	412,993	8,111,615
		Shares	Value»
JAPAN — (Continued)
	Zenrin Co. Ltd.	122,049	$693,548
	Zensho Holdings Co. Ltd.	172,797	10,789,701
	Zeon Corp.	593,500	8,322,956
	ZERIA Pharmaceutical Co. Ltd.	94,900	1,243,326
#	Zero Co. Ltd.	1,500	33,344
#	ZIGExN Co. Ltd.	222,500	586,114
#	Zojirushi Corp.	38,100	344,009
	ZOZO, Inc.	877,900	6,330,282
#	Zuiko Corp.	22,735	130,595
	Zuken, Inc.	400	12,133
TOTAL JAPAN			9,646,476,810
NETHERLANDS — (3.6%)
	Aalberts NV	454,850	22,526,964
	ABN AMRO Bank NV	1,041,648	47,121,560
#	Acomo NV	86,790	2,381,377
*Ω	Adyen NV	5,582	5,678,098
	Aegon Ltd. (AEG US)	532,037	5,022,430
#	Aegon Ltd. (AGN NA)	5,170,780	49,139,994
#	Akzo Nobel NV	462,528	32,396,604
	Allfunds Group PLC	773,184	7,893,374
	AMG Critical Materials NV	126,508	4,330,554
	Aperam SA	247,713	13,084,893
#	Arcadis NV	312,262	14,695,583
#	ArcelorMittal SA (MT US)	803,577	56,362,906
	ASM International NV	65,587	60,743,317
	ASML Holding NV (ASML NA)	119,915	197,613,308
	ASML Holding NV (ASML US)	179,801	292,895,829
	ASR Nederland NV	630,540	51,550,956
#*Ω	Basic-Fit NV	178,098	7,125,423
	BE Semiconductor Industries NV	157,088	36,023,235
#	Brunel International NV	14,470	125,121
*	CM.com NV	12,593	101,979
#	Coca-Cola Europacific Partners PLC	270,395	29,949,090
	Corbion NV	164,165	3,587,656
Ω	CTP NV	219,735	3,970,518
#	DSM-Firmenich AG	174,898	18,855,362
*	Fastned BV	733	27,752
*	Flow Traders Ltd.	145,623	4,443,501
	ForFarmers NV	103,672	703,127
#	Fugro NV	451,136	4,410,024
	HAL Trust	8,028	1,529,154
	Havas NV	209,666	4,489,530
	Heineken NV	319,085	28,890,055
	IMCD NV	115,373	12,639,791
	ING Groep NV (ING US), Sponsored ADR	17,787	621,299

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	ING Groep NV (INGA NA)	2,231,490	$78,418,008
	Kendrion NV	32,984	727,067
	Koninklijke Ahold Delhaize NV (AD NA)	1,866,433	73,826,810
	Koninklijke BAM Groep NV	1,590,527	21,329,890
	Koninklijke Heijmans NV	143,047	15,474,619
	Koninklijke KPN NV	14,717,370	69,493,059
#	Koninklijke Philips NV (PHG US)	1,017,635	26,763,801
	Koninklijke Vopak NV	309,427	17,516,557
#*	Magnum Ice Cream Co. NV	50,656	941,780
#*	Magnum Ice Cream Co. NV MICC NA	298,222	5,573,143
#*	Magnum Ice Cream Co. NV MICC US	252,949	4,707,381
	Nedap NV	22,891	2,541,801
	NN Group NV	899,946	84,829,928
#*	Pharming Group NV	1,846,838	1,874,315
#	PostNL NV	1,209,036	1,254,582
#	Prosus NV (PRX NA)	778,407	36,174,751
	Randstad NV	357,989	15,134,299
	SBM Offshore NV	886,185	33,095,372
Ω	Signify NV	837,562	14,316,104
#	Sligro Food Group NV	2,304	28,025
	TKH Group NV	186,987	9,219,558
*	TomTom NV	182,570	815,101
	Universal Music Group NV	309,536	5,107,205
#	Van Lanschot Kempen NV	113,840	8,555,115
	Wolters Kluwer NV	410,028	32,190,725
TOTAL NETHERLANDS			1,580,839,360
NEW ZEALAND — (0.2%)
#	a2 Milk Co. Ltd.	588,207	2,855,423
#	Air New Zealand Ltd.	5,943,965	1,448,582
	Auckland International Airport Ltd.	1,028,817	5,274,960
#	Briscoe Group Ltd.	7,879	21,367
#	Channel Infrastructure NZ Ltd.	1,287,177	2,587,341
	Chorus Ltd. (CHRYY US), ADR	10,086	278,878
#	Chorus Ltd. (CNU NZ)	2,046,206	11,349,072
	Contact Energy Ltd.	1,360,797	7,277,049
#	EBOS Group Ltd.	268,881	3,485,963
*	Eroad Ltd.	31,578	18,519
	Fisher & Paykel Healthcare Corp. Ltd., Class C	349,622	8,361,836
		Shares	Value»
NEW ZEALAND — (Continued)
*	Fletcher Building Ltd. (FBU AU)	46,679	$99,399
#*	Fletcher Building Ltd. (FBU NZ)	2,939,911	6,304,121
	Fonterra Co-Operative Group Ltd.	186,409	757,664
	Freightways Group Ltd.	675,882	5,507,889
	Genesis Energy Ltd.	2,036,956	3,066,779
#*	Gentrack Group Ltd.	111,983	237,847
	Hallenstein Glasson Holdings Ltd.	178,358	1,118,967
#	Heartland Group Holdings Ltd.	1,459,743	1,066,152
	Infratil Ltd.	535,959	4,652,537
	Investore Property Ltd.	528,179	331,045
#*	KMD Brands Ltd.	306,460	325,765
	Mainfreight Ltd.	99,886	4,072,853
	Mercury NZ Ltd.	455,357	1,796,899
	Meridian Energy Ltd.	208,650	699,662
	Napier Port Holdings Ltd.	25,719	54,503
#	NZME Ltd. (NZM AU)	832,068	518,120
	NZX Ltd.	1,086,474	953,156
*	Oceania Healthcare Ltd.	1,736,100	771,394
*	Pacific Edge Ltd.	101,401	16,101
#	Port of Tauranga Ltd.	383,990	1,830,222
*	Ryman Healthcare Ltd.	1,835,239	2,316,171
#	Sanford Ltd.	268,979	1,068,513
	Scales Corp. Ltd.	510,290	1,951,945
*	Serko Ltd.	66,043	57,400
	Skellerup Holdings Ltd.	738,143	3,022,063
#	SKY Network Television Ltd.	795,781	1,523,130
#*	SKYCITY Entertainment Group Ltd.	2,860,596	1,042,940
	Spark New Zealand Ltd.	1,118,577	1,264,620
*	Steel & Tube Holdings Ltd.	174,705	36,070
	Summerset Group Holdings Ltd.	1,074,711	5,270,423
#	Tourism Holdings Ltd.	646,037	1,088,018
	TOWER Ltd.	1,170,531	1,284,642
	Turners Automotive Group Ltd.	22,605	108,411
	Vector Ltd.	284,783	829,980
#*	Vista Group International Ltd.	312,811	453,674
#*	Warehouse Group Ltd.	366,083	125,036
TOTAL NEW ZEALAND			98,583,101

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	1,407,891	$1,070,103
	AF Gruppen ASA	97,384	1,948,972
	Akastor ASA	389,123	535,392
#	Aker ASA, Class A	11,151	1,500,060
*	Aker BioMarine ASA	8,568	99,636
	Aker BP ASA	422,563	15,066,214
	Aker Solutions ASA	1,330,206	5,921,800
	Archer Ltd.	252,042	661,144
*	ArcticZymes Technologies ASA	18,097	37,710
	Atea ASA	310,060	5,626,301
	Austevoll Seafood ASA	393,799	3,536,795
*Ω	AutoStore Holdings Ltd.	377,240	481,426
#*	Axactor ASA	342,363	175,988
	B2 Impact ASA	1,001,098	2,570,484
#	Bakkafrost P	52,934	2,527,791
	Bluenord ASA	75,705	4,127,925
	Bonheur ASA	100,934	2,397,838
	Borregaard ASA	318,843	5,313,793
	Bouvet ASA	153,093	731,921
*	BW Energy Ltd.	94,741	520,435
#Ω	BW LPG Ltd. BWLPG NO	471,056	10,798,554
	BW Offshore Ltd.	532,582	2,624,253
#*	Cadeler AS (CADLR NO)	306,902	1,748,717
#*	Cadeler AS (CDLR US), ADR	6,566	149,114
*	Circio Holding ASA	278,128	241,388
*	Cloudberry Clean Energy ASA	735,801	1,003,020
	DNB Bank ASA	682,028	21,960,348
	DNO ASA	2,226,670	3,959,712
	DOF Group ASA	422,895	5,544,930
*Ω	Elkem ASA	893,455	2,933,821
Ω	Elmera Group ASA	337,492	1,622,236
	Elopak ASA	374,310	1,437,390
Ω	Entra ASA	63,908	714,116
	Equinor ASA	1,136,966	46,673,486
Ω	Europris ASA	634,066	5,712,428
*	FLEX LNG Ltd. (FLNG NO)	68,867	2,149,336
#	FLEX LNG Ltd. (FLNG US)	4,783	149,277
	Frontline PLC	178,564	7,120,905
	Gjensidige Forsikring ASA	54,708	1,631,990
	Golar LNG Ltd.	19,800	973,170
#	Grieg Seafood ASA	236,759	755,276
	Hafnia Ltd.	565,512	4,338,186
	Himalaya Shipping Ltd. HSHP NO	11,065	174,699
	Himalaya Shipping Ltd. HSHP US	21,492	337,639
		Shares	Value»
NORWAY — (Continued)
	Hoegh Autoliners ASA	408,163	$7,261,281
Ω	Kid ASA	115,577	1,590,255
	Kitron ASA	557,120	5,096,562
Ω	Klaveness Combination Carriers ASA	70,139	743,873
*	Kongsberg Automotive ASA	3,499,532	801,119
	Kongsberg Gruppen ASA	214,860	6,695,794
*	Kongsberg Maritime AS	214,860	1,212,651
#	Leroy Seafood Group ASA	590,833	2,593,090
#*	LINK Mobility Group Holding ASA	797,615	2,159,243
	Magnora ASA	165,290	390,686
	Medistim ASA	11,673	279,684
	Mowi ASA	201,018	4,304,841
	MPC Container Ships ASA	2,104,590	5,409,635
#Ω	Multiconsult ASA	32,279	515,684
*	Napatech AS	5,952	24,261
*	Nekkar ASA	115,588	181,305
#*	NEL ASA	934,889	212,816
#	Norbit ASA	102,991	1,911,089
#	Norconsult Norge AS	87,440	358,540
*	Nordic Mining ASA	39,258	26,544
*	Nordic Semiconductor ASA	53,268	900,012
	Norsk Hydro ASA	817,996	7,545,216
*Ω	Norske Skog ASA	99,675	423,868
*	Northern Ocean Ltd.	39,056	31,002
	Norwegian Air Shuttle ASA	150,444	207,611
#*	NRC Group ASA	78,283	64,195
	Odfjell Drilling Ltd.	499,918	4,815,129
	Odfjell SE, Class A	73,800	890,771
	Odfjell Technology Ltd.	85,243	523,598
*	OKEA ASA	135,045	490,339
Ω	Okeanis Eco Tankers Corp. OET NO	63,287	3,845,947
	Orkla ASA	151,121	1,678,643
*	Otello Corp. ASA	204,267	389,264
	Panoro Energy ASA	429,899	1,273,876
	Paratus Energy Services Ltd.	96,485	487,414
	Pareto Bank ASA	75,278	487,621
	Petronor E&P ASA	197,540	217,218
	Pexip Holding ASA	120,836	1,028,803
*	PhotoCure ASA	37,584	210,918
*Ω	poLight ASA	46,889	51,608
#	Protector Forsikring ASA	144,955	7,542,658
*	Reach Subsea ASA	86,000	46,879
	Rogaland Sparebank	647	10,254

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#	Salmar ASA	17,953	$978,788
#*	Salmon Evolution ASA	345,301	147,461
	SATS ASA	392,063	1,731,858
*Ω	Scatec ASA	420,364	4,064,933
	Sea1 offshore, Inc.	206,599	586,968
#	SED Energy Holdings PLC	448,830	376,421
	Selvaag Bolig ASA	188,030	663,725
	Solstad Maritime ASA	291,014	865,161
	Solstad Offshore ASA	128,604	924,333
	SpareBank 1 Helgeland	808	13,374
	Sparebank 1 Oestlandet	33,785	694,368
	SpareBank 1 Sor-Norge ASA	354,103	7,932,580
	Sparebanken More	20,212	237,625
	Sparebanken Norge	1,063	22,106
	Stolt-Nielsen Ltd.	126,398	4,244,092
	Storebrand ASA	963,151	20,500,986
	Subsea 7 SA	494,470	16,707,548
	Telenor ASA	349,080	4,934,728
	TGS ASA	699,328	9,477,020
#*	Thor Medical ASA	434,307	265,860
	TOMRA Systems ASA	96,069	1,067,769
#	Var Energi ASA	593,287	2,980,678
	Veidekke ASA	379,003	7,540,637
	Vend Marketplaces ASA	41,916	1,063,318
*	Vow ASA	240,816	54,880
	Wallenius Wilhelmsen ASA	287,819	4,492,373
	Wilh Wilhelmsen Holding ASA, Class A	50,865	4,134,891
	Yara International ASA	180,128	8,496,963
*	Zaptec ASA	66,282	317,567
TOTAL NORWAY			360,056,527
PORTUGAL — (0.4%)
#	Altri SGPS SA	345,107	1,885,895
#	Banco Comercial Portugues SA, Class R	43,547,651	53,655,272
#	Corticeira Amorim SGPS SA	77,842	594,158
	CTT-Correios de Portugal SA	261,986	1,863,301
	EDP Renewables SA	831,849	12,907,749
	EDP SA (EDP PL)	3,481,135	17,925,411
	EDP SA (EDPFY US), Sponsored ADR	6,700	345,050
	Galp Energia SGPS SA	1,746,365	39,661,007
		Shares	Value»
PORTUGAL — (Continued)
#	Ibersol SGPS SA	33,607	$371,015
#	Jeronimo Martins SGPS SA	360,889	7,237,591
#	Mota-Engil SGPS SA	266,220	1,422,791
#	Navigator Co. SA	838,865	3,153,273
	NOS SGPS SA	927,444	5,162,008
	REN - Redes Energeticas Nacionais SGPS SA	1,159,548	4,615,986
	Semapa-Sociedade de Investimento e Gestao	13,916	323,035
	Sonae SGPS SA	4,681,377	10,996,391
#*	Teixeira Duarte SA	378,814	214,491
TOTAL PORTUGAL			162,334,424
SINGAPORE — (1.3%)
*††	Abterra Ltd.	189,000	0
	AEM Holdings Ltd.	1,056,312	6,795,202
	ASL Marine Holdings Ltd.	493,700	123,227
	Aztech Global Ltd.	725,200	378,295
#	Banyan Tree Holdings Ltd.	733,700	314,627
	Bonvests Holdings Ltd.	51,600	39,435
	Boustead Singapore Ltd.	1,463,142	2,259,057
	BRC Asia Ltd.	84,000	278,881
	Bukit Sembawang Estates Ltd.	551,400	2,117,564
#	Bund Center Investment Ltd.	316,000	106,521
	Capitaland India Trust	2,797,421	2,311,231
	CapitaLand Investment Ltd.	4,241,500	8,789,855
	Centurion Accommodation REIT	90,979	80,093
	Centurion Corp. Ltd.	909,800	1,106,446
	China Aviation Oil Singapore Corp. Ltd.	1,061,500	1,439,128
	China Sunsine Chemical Holdings Ltd.	3,068,700	1,614,541
	City Developments Ltd.	1,898,500	11,611,092
#	ComfortDelGro Corp. Ltd.	5,031,669	5,259,404
#	COSCO Shipping International Singapore Co. Ltd.	3,810,400	353,209
#	CSE Global Ltd.	1,992,263	1,861,718

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	DBS Group Holdings Ltd.	1,692,847	$97,671,680
*	Del Monte Pacific Ltd.	197,982	10,968
	Delfi Ltd.	769,100	524,980
	DFI Retail Group Holdings Ltd.	684,600	2,706,733
#*††	Ezion Holdings Ltd.	4,315,348	0
#*††	Ezra Holdings Ltd.	3,719,565	0
	Far East Orchard Ltd.	833,373	687,863
	First Resources Ltd.	2,290,600	6,052,517
	Food Empire Holdings Ltd.	1,235,280	2,341,328
	Fraser & Neave Ltd.	32,900	37,215
#	Frasers Property Ltd.	1,198,100	971,098
	Frencken Group Ltd.	1,966,100	3,787,986
*	Fu Yu Corp. Ltd.	1,061,200	78,570
#*	Gallant Venture Ltd.	1,774,100	85,769
#	Genting Singapore Ltd.	12,786,900	6,328,880
#	Geo Energy Resources Ltd.	3,320,700	1,280,957
	Golden Agri-Resources Ltd.	26,803,669	5,954,994
	GSH Corp. Ltd.	52,560	6,803
	GuocoLand Ltd.	1,016,421	1,806,356
	Haw Par Corp. Ltd.	426,000	5,344,852
	Ho Bee Land Ltd.	920,000	1,468,956
	Hong Fok Corp. Ltd.	1,628,488	1,116,381
	Hong Leong Asia Ltd.	2,480,200	5,548,634
#	Hong Leong Finance Ltd.	263,400	513,166
	Hongkong Land Holdings Ltd.	1,593,100	12,918,029
	Hotel Grand Central Ltd.	151,873	84,578
	Hour Glass Ltd.	726,300	1,560,338
	Hutchison Port Holdings Trust	18,552,800	3,582,954
#*††	Hyflux Ltd.	2,064,700	0
#	iFAST Corp. Ltd.	614,600	4,355,166
	Indofood Agri Resources Ltd.	10,388,800	2,877,741
	InnoTek Ltd.	225,100	89,540
	ISDN Holdings Ltd.	598,506	301,198
	Jardine Cycle & Carriage Ltd.	271,697	6,226,445
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
	Keppel Infrastructure Trust	9,191,257	3,903,366
	Keppel Ltd.	2,450,200	21,882,631
	KSH Holdings Ltd.	150,300	36,899
#	LHN Ltd.	357,900	154,860
#	Marco Polo Marine Ltd.	7,705,400	798,563
	Mermaid Maritime PCL	562,700	45,259
		Shares	Value»
SINGAPORE — (Continued)
	Metro Holdings Ltd.	1,729,200	$620,945
	Mewah International, Inc.	47,900	11,031
#*††	Midas Holdings Ltd.	4,664,147	0
#	Nanofilm Technologies International Ltd.	435,700	360,558
	Netlink NBN Trust	6,184,400	4,866,322
*	Oceanus Group Ltd.	1,015,400	2,363
	Oiltek International Ltd.	147,500	172,385
	OKP Holdings Ltd.	311,700	186,059
	Olam Group Ltd.	2,298,975	2,509,114
#	OUE Ltd.	1,072,000	836,549
	Oversea-Chinese Banking Corp. Ltd.	2,122,568	48,210,359
*	Oxley Holdings Ltd.	3,196,596	179,343
	Pan-United Corp. Ltd.	566,600	710,703
	Propnex Ltd.	604,600	871,782
#	Q&M Dental Group Singapore Ltd.	995,240	430,888
	QAF Ltd.	917,865	701,051
	Raffles Medical Group Ltd.	2,232,763	1,532,651
#	Riverstone Holdings Ltd.	1,801,300	1,180,072
	Samudera Shipping Line Ltd.	930,700	682,332
	SATS Ltd.	1,787,621	6,590,798
#	SBS Transit Ltd.	170,000	476,017
#	Seatrium Ltd.	9,520,491	15,949,608
#	Sembcorp Industries Ltd.	3,168,700	13,628,847
	Sheng Siong Group Ltd.	2,739,200	7,129,028
	SIA Engineering Co. Ltd.	464,800	1,123,887
#	Sing Holdings Ltd.	640,125	217,115
	Sing Investments & Finance Ltd.	45,200	55,653
	Singapore Airlines Ltd.	4,778,800	28,667,069
	Singapore Exchange Ltd.	1,399,400	26,678,427
	Singapore Land Group Ltd.	577,923	1,487,442
	Singapore Post Ltd.	4,571,316	1,211,772
	Singapore Technologies Engineering Ltd.	2,257,000	17,735,022
	Singapore Telecommunications Ltd.	3,603,950	12,469,296
	Stamford Land Corp. Ltd.	2,206,776	826,308
#	StarHub Ltd.	1,634,910	1,401,196
	Straits Trading Co. Ltd.	469,423	584,791

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#*††	Swiber Holdings Ltd.	1,301,500	$0
	Tai Sin Electric Ltd.	48,100	19,670
#*	Thomson Medical Group Ltd.	4,025,600	166,235
	Tiong Woon Corp. Holding Ltd.	199,750	161,953
#	Tuan Sing Holdings Ltd.	3,168,022	753,082
	UMS Integration Ltd.	2,753,635	4,889,442
	United Overseas Bank Ltd.	1,510,989	51,100,246
	United Overseas Insurance Ltd.	1,900	12,509
	UOB-Kay Hian Holdings Ltd.	1,594,137	5,101,834
	UOL Group Ltd.	1,539,188	11,876,876
	Valuetronics Holdings Ltd.	2,397,560	2,000,879
	Venture Corp. Ltd.	810,500	10,098,652
	Vicom Ltd.	81,600	115,259
#	Wee Hur Holdings Ltd.	2,466,300	1,307,378
	Wilmar International Ltd.	2,287,700	6,996,015
	Wing Tai Holdings Ltd.	2,028,824	2,480,310
	Yangzijiang Shipbuilding Holdings Ltd.	7,940,900	24,239,705
	Yeo Hiap Seng Ltd.	64,554	29,167
TOTAL SINGAPORE			571,629,774
SPAIN — (3.2%)
	Acciona SA	92,587	25,465,589
#	Acerinox SA	933,009	18,786,572
	ACS Actividades de Construccion y Servicios SA	798,049	101,727,984
Ω	Aena SME SA	897,990	27,683,098
	Alantra Partners SA	8,871	104,392
	Almirall SA	226,998	2,913,629
	Amadeus IT Group SA	603,233	37,229,715
#*	Amper SA	129,990	710,996
	Atresmedia Corp. de Medios de Comunicacion SA	220,945	1,325,128
#	Audax Renovables SA	168,531	233,545
#	Azkoyen SA	55,415	677,196
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	6,497,154	182,127,498
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	1,836,298	51,324,529
		Shares	Value»
SPAIN — (Continued)
	Banco de Sabadell SA	20,339,535	$78,087,993
	Banco Santander SA (SAN SM)	11,550,342	164,272,065
#	Banco Santander SA (SAN US), Sponsored ADR	93,721	1,321,466
	Bankinter SA	3,101,692	57,055,363
	CaixaBank SA	6,073,288	88,222,604
#Ω	Cellnex Telecom SA	655,912	20,375,286
	CIE Automotive SA	228,491	6,977,942
	Construcciones y Auxiliar de Ferrocarriles SA	85,510	6,762,277
	Corp. ACCIONA Energias Renovables SA	180,165	4,510,487
*	Distribuidora Internacional de Alimentacion SA	44,413	2,034,297
	Ebro Foods SA	190,414	4,021,232
#*	eDreams ODIGEO SA	127,606	803,964
	Elecnor SA	103,773	4,103,690
	Enagas SA	519,218	10,120,910
#*	Ence Energia y Celulosa SA	470,975	1,398,537
#	Endesa SA	621,334	30,255,813
	Faes Farma SA	1,086,181	5,703,845
	Ferrovial NV	457,657	29,979,285
#	Fluidra SA	206,741	4,597,152
Ω	Gestamp Automocion SA	452,163	1,526,231
#Ω	Global Dominion Access SA	349,537	1,141,163
*	Grenergy Renovables SA	31,395	3,331,147
#	Grifols SA	536,468	6,165,495
	Grupo Empresarial San Jose SA	79,303	761,596
	Iberdrola SA IBE SM	1,833,166	43,544,261
	Iberpapel Gestion SA (IBG SM)	7,420	158,814
#	Indra Sistemas SA	469,803	30,887,945
	Industria de Diseno Textil SA	873,477	57,006,255
#	Laboratorio Reig Jofre SA	7,501	23,024
	Laboratorios Farmaceuticos Rovi SA	93,309	6,299,829
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	946,821	1,398,379
	Logista Integral SA	315,807	13,472,830
#	Mapfre SA	3,959,364	20,245,847

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Melia Hotels International SA	368,417	$4,395,471
	Miquel y Costas & Miquel SA	134,649	2,096,143
	Naturgy Energy Group SA	374,342	12,487,994
Ω	Neinor Homes SA	89,940	1,647,112
*	Nueva Expresion Textil SA	197,005	241,206
*	Obrascon Huarte Lain SA	1,015,896	506,964
*	Oryzon Genomics SA	72,386	240,447
	Pharma Mar SA	16,910	1,542,077
	Prim SA	7,234	111,480
*	Promotora de Informaciones SA, Class A	71,585	250,679
Ω	Prosegur Cash SA	637,255	491,375
	Prosegur Cia de Seguridad SA	78,467	273,264
*	Realia Business SA	620,075	728,330
#	Redeia Corp. SA	673,411	11,876,973
	Repsol SA (REP SM)	3,125,645	95,397,890
	Repsol SA (REPYY US), Sponsored ADR	74,826	2,288,911
	Sacyr SA	1,743,196	9,476,189
*	Solaria Energia y Medio Ambiente SA	327,182	6,331,388
#*Ω	Talgo SA	26,878	84,621
*	Tecnicas Reunidas SA	192,454	6,266,078
	Telefonica SA (TEF SM)	7,668,812	31,662,141
	Telefonica SA (TEF US), Sponsored ADR	32,694	134,045
#	Tubacex SA	422,280	1,481,925
Ω	Unicaja Banco SA	4,224,784	16,245,344
	Vidrala SA	80,633	8,155,241
	Viscofan SA	196,020	12,988,331
TOTAL SPAIN			1,384,278,514
SWEDEN — (2.6%)
#	AAK AB	203,576	4,392,816
Ω	AcadeMedia AB	437,434	4,590,771
	AddLife AB, Class B	291,692	4,958,291
	Addnode Group AB	479,696	1,932,498
	AddTech AB, Class B	358,034	13,027,468
	AFRY AB	503,406	5,441,688
	Alfa Laval AB	191,992	11,361,714
Ω	Alimak Group AB	154,649	2,076,665
	Alleima AB	791,614	9,408,064
	Alligo AB, Class B	112,479	1,634,222
	Altra Fastigheter AB	465,491	3,811,109
#Ω	Ambea AB	450,464	6,828,100
		Shares	Value»
SWEDEN — (Continued)
*	Annehem Fastigheter AB, Class B	305,153	$515,013
	Apotea AB	13,054	100,611
#	AQ Group AB	156,164	3,364,745
	Arjo AB, Class B	554,663	1,577,702
*	Asmodee Group AB, Class B	256,875	4,008,719
	Assa Abloy AB, Class B	349,304	12,961,190
	Atlas Copco AB (ATCOA SS), Class A	2,042,559	43,158,901
	Atlas Copco AB (ATCOB SS), Class B	1,164,748	21,521,685
	Atrium Ljungberg AB, Class B	577,670	1,613,759
Ω	Attendo AB	616,096	7,086,226
#	Avanza Bank Holding AB	333,339	13,678,913
	Avarda Bank AB	99,368	1,964,905
	Axfood AB	223,360	5,700,456
	Beijer Alma AB	148,925	4,661,597
#	Beijer Ref AB, Class B	210,000	2,963,583
	Bergman & Beving AB	131,120	3,776,899
	Betsson AB, Class B	679,201	6,564,692
#*	Better Collective AS	73,643	936,858
*	BHG Group AB	363,937	738,707
	Bilia AB, Class A	368,992	5,977,689
	Billerud AB	757,663	6,041,418
Ω	BioArctic AB	84,066	2,870,299
	BioGaia AB, Class B	236,551	2,873,281
	Bjorn Borg AB	94,604	644,262
	Boliden AB	672,140	33,820,449
*	Bonava AB, Class B	1,293,003	1,365,651
*Ω	BoneSupport Holding AB	26,460	612,716
#*Ω	Boozt AB	42,481	745,712
Ω	Bravida Holding AB	404,790	5,577,520
	BTS Group AB, Class B	1,485	29,376
#	Bufab AB	552,281	7,802,179
*	Bulten AB	51,378	306,902
	Bure Equity AB	287,877	7,879,470
	Byggmax Group AB	207,641	1,126,901
#*	Camurus AB	46,160	3,011,302
*	Cantargia AB	66,563	12,784
*	Carasent AB	30,019	77,680
	Castellum AB	508,419	7,135,814
	Catella AB	42,382	89,291
	Catena AB	65,445	2,718,861
#	Cellavision AB	52,803	813,787
#	Cibus Real Estate AB publ	119,037	1,796,106
	Clas Ohlson AB, Class B	191,027	8,416,336

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Cloetta AB, Class B	1,079,119	$6,480,061
Ω	Coor Service Management Holding AB	334,743	1,664,250
#	Corem Property Group AB (COREB SS), Class B	1,053,732	280,308
	Corem Property Group AB (CORED SS), Class D	6,348	152,814
	Dios Fastigheter AB	327,610	2,264,244
*Ω	Dometic Group AB	974,448	2,434,189
	Duni AB	14,420	119,553
*Ω	Dustin Group AB	2,450,458	466,423
#	Dynavox Group AB	80,304	605,747
	Eastnine AB	379,021	1,865,341
	Elanders AB, Class B	21,012	112,607
*	Electrolux AB, Class B	2,300,610	6,735,789
#	Electrolux Professional AB, Class B	836,282	4,169,086
	Elekta AB, Class B	823,778	4,190,883
#*	Embracer Group AB	337,139	2,390,420
*	Enad Global 7 AB	72,847	155,954
*	Enea AB	29,504	182,865
	Engcon AB	27,535	190,283
	Ependion AB	18,222	297,933
	Epiroc AB (EPIA SS), Class A	489,587	12,551,359
	Epiroc AB (EPIB SS), Class B	292,831	6,420,491
	EQT AB	73,473	2,495,566
	Essity AB (ESSITYA SS), Class A	34,284	1,001,036
	Essity AB (ESSITYB SS), Class B	776,357	22,553,706
*Ω	Evolution AB	157,600	12,028,234
	Ework Group AB	26,087	162,667
	Fabege AB	314,354	2,465,394
	Fagerhult Group AB	23,652	43,268
*	Fastighets AB Balder, Class B	678,942	3,716,005
	Fastighets AB Trianon	22,091	42,432
*	Fastighetsbolaget Emilshus AB, Class B	17,707	96,807
#	FastPartner AB (FPARA SS), Class A	21,000	94,034
	FastPartner AB (FPARD SS), Class D	8,495	63,730
	Fenix Outdoor International AG	7,741	297,858
	G5 Entertainment AB	4,416	30,757
	Getinge AB, Class B	622,098	15,506,013
		Shares	Value»
SWEDEN — (Continued)
	Granges AB	538,929	$10,149,657
#	H & M Hennes & Mauritz AB, Class B	520,939	9,540,341
	Hanza AB	97,222	1,371,960
	Heba Fastighets AB, Class B	116,877	300,524
	Hemnet Group AB	69,454	613,193
	Hexagon AB, Class B	745,702	7,360,502
*	Hexatronic Group AB	241,004	960,023
	Hexpol AB	622,172	5,791,156
	HMS Networks AB	100,558	5,208,311
#Ω	Hoist Finance AB	274,303	6,220,464
#	Holmen AB (HOLMB SS), Class B	155,781	5,283,011
	Hufvudstaden AB, Class A	156,396	1,991,577
	Humana AB	169,387	1,122,741
*	Humble Group AB	38,649	23,103
	Husqvarna AB (HUSQA SS), Class A	45,165	183,330
	Husqvarna AB (HUSQB SS), Class B	383,697	1,568,475
	Indutrade AB	370,294	9,297,000
	Instalco AB	268,971	1,057,358
#*	International Petroleum Corp. (IPCO CN)	23,432	528,195
*	International Petroleum Corp. (IPCO SS)	414,659	9,466,785
	INVISIO AB	62,194	1,358,903
#	Inwido AB	374,960	6,762,167
#	JM AB	414,492	5,363,507
	John Mattson Fastighetsforetagen AB	34,420	215,961
*	Karnell Group AB	43,958	413,782
*	Karnov Group AB	158,183	1,166,073
#*	K-fast Holding AB	92,720	115,534
	KNOW IT AB	43,797	424,411
	Lagercrantz Group AB, Class B	631,476	14,848,943
	Lifco AB, Class B	148,544	5,059,123
	Lime Technologies AB	14,269	333,619
	Lindab International AB	316,505	4,124,990
	Logistea AB, Class B	186,093	261,067
	Loomis AB	367,201	20,263,800
#*	Medcap AB	29,656	1,711,860
	Medicover AB, Class B	194,045	4,598,604
	MEKO AB	68,951	556,649

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Micro Systemation AB, Class B	47,356	$447,546
*	Modern Times Group MTG AB, Class B	581,939	7,994,576
	Momentum Group AB	124,592	1,861,012
*	Morrow Bank AB	133,739	175,745
Ω	Munters Group AB	286,208	5,094,584
	Mycronic AB	385,770	12,746,611
	NCAB Group AB	322,608	2,329,003
	NCC AB, Class B	413,256	7,376,784
	Nederman Holding AB	16,719	225,534
*	Neobo Fastigheter AB	211,779	412,908
#*	Net Insight AB, Class B	609,340	141,318
	New Wave Group AB, Class B	471,376	4,676,770
	Nibe Industrier AB, Class B	913,712	3,662,644
	Nivika Fastigheter AB, Class B	52,481	205,344
#*	Nobia AB	168,346	259,656
	Nolato AB, Class B	813,297	4,166,579
	Nordnet AB publ	273,288	10,469,436
*	Norion Bank AB	313,143	1,924,882
*	Note AB	60,623	916,496
#	NP3 Fastigheter AB	69,650	1,936,620
*	Octave Intelligence PLC, SDR	74,570	1,336,781
	OEM International AB, Class B	251,127	4,634,719
*	Orexo AB	7,706	11,912
#*	Orron Energy AB	505,351	384,032
*	Ovzon AB	103,320	408,158
#	Pandox AB	261,307	4,859,170
	Peab AB, Class B	849,010	8,409,837
	Platzer Fastigheter Holding AB, Class B	97,339	752,807
	PPI Public Property Invest AB, Class A	151,000	303,992
	Prevas AB, Class B	14,702	108,467
*	Pricer AB, Class B	129,902	62,129
	Proact IT Group AB	146,168	1,893,276
#	Ratos AB, Class B	975,071	3,685,810
	RaySearch Laboratories AB	131,837	2,481,156
	Rejlers AB	9,685	160,460
*	Rottneros AB	487,376	106,626
#	Rusta AB	119,244	1,103,183
#	Rvrc Holding AB	333,191	2,129,540
	Saab AB, Class B	64,958	4,081,816
	Sagax AB (SAGAA SS), Class A	758	13,380
#	Sagax AB (SAGAB SS), Class B	151,558	2,664,149
*	Salix Group AB	33,040	210,616
		Shares	Value»
SWEDEN — (Continued)
#*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	2,268,391	$781,821
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	100,907	65,150
	Sandvik AB	916,907	34,287,489
#	Scandi Standard AB	247,184	3,711,639
Ω	Scandic Hotels Group AB	744,928	6,628,424
*	Sdiptech AB, Class B	81,476	2,071,149
	Sectra AB, Class B	303,136	8,508,577
	Securitas AB, Class B	846,191	13,593,515
*Ω	Sinch AB	2,072,803	8,766,418
	SinterCast AB	725	8,232
#*	Sivers Semiconductors AB	560,818	1,829,345
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	1,517,986	35,570,207
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,509	345,702
	Skanska AB, Class B	581,598	16,319,782
	SKF AB (SKFA SS), Class A	44,341	1,204,037
	SKF AB (SKFB SS), Class B	557,621	15,093,261
	SkiStar AB	206,381	3,616,119
*	Smartcraft Group AB	36,787	60,102
	Softronic AB, Class B	84,880	199,373
	Solid Forsakring AB	58,918	659,407
	SSAB AB (SSABA SS), Class A	408,509	4,300,724
	SSAB AB (SSABAH FH), Class A	89,315	943,866
#	SSAB AB (SSABB SS), Class B	936,891	9,868,124
	SSAB AB (SSABBH FH), Class B	505,629	5,346,074
*	Stendorren Fastigheter AB	20,007	384,031
	Stenhus Fastigheter I Norden AB	128,580	166,765
*	Stillfront Group AB	918,449	639,920
	Storskogen Group AB, Class B	2,590,902	2,904,742
	Svedbergs Group AB	24,990	151,656
	Svenska Cellulosa AB SCA (SCAA SS), Class A	36,564	414,429
	Svenska Cellulosa AB SCA (SCAB SS), Class B	762,362	8,667,407

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Svenska Handelsbanken AB (SHBA SS), Class A	1,037,400	$15,862,425
#	Svenska Handelsbanken AB (SHBB SS), Class B	28,441	694,386
	Sweco AB, Class B	440,044	6,212,443
	Swedbank AB, Class A	692,195	27,687,771
*	Swedish Logistic Property AB, Class B	123,037	476,761
*	Swedish Orphan Biovitrum AB	172,977	8,572,087
	Synsam AB	320,426	1,907,598
	Systemair AB	272,642	2,393,588
	Tele2 AB, Class B	1,097,324	19,010,132
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	51,668	510,922
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	4,222,272	41,533,161
#	Telia Co. AB	5,481,769	25,403,639
#Ω	Thule Group AB	188,904	4,348,609
	Trelleborg AB, Class B	288,337	12,817,744
#	Troax Group AB	98,981	1,460,966
	Truecaller AB, Class B	378,610	700,134
	VBG Group AB, Class B	48,932	1,677,627
*	Vestum AB	11,637	19,592
#*	Vimian Group AB	14,818	52,819
#	Vitec Software Group AB, Class B	47,112	1,139,917
	Vitrolife AB	136,217	1,231,525
	Volati AB	33,040	85,210
	Volvo AB (VOLVA SS), Class A	313,529	12,019,036
	Volvo AB (VOLVB SS), Class B	2,244,131	85,841,892
#*	Volvo Car AB, Class B	908,613	1,927,045
#	Wallenstam AB, Class B	551,705	2,395,467
	Wihlborgs Fastigheter AB	637,411	5,184,168
	XANO Industri AB, Class B	8,933	46,513
TOTAL SWEDEN			1,143,195,887
		Shares	Value»
SWITZERLAND — (7.2%)
	ABB Ltd.	970,080	$95,707,024
	Accelleron Industries AG (ACLN SW)	370,181	33,514,857
	Adecco Group AG	455,652	12,736,037
	Alcon AG ALC SW	410,004	28,158,753
#	Alcon AG ALC US	332,251	22,905,356
	Allreal Holding AG	86,380	22,596,077
	ALSO Holding AG	30,812	7,371,952
	Amrize Ltd.	1,349,369	66,112,372
*	ams-OSRAM AG	194,532	3,864,859
	APG SGA SA	3,485	860,546
*	Arbonia AG	143,984	685,857
*	Aryzta AG	51,933	3,411,818
	Ascom Holding AG	92,663	585,662
	Autoneum Holding AG	14,565	2,356,839
	Avolta AG	429,066	25,758,668
	Banque Cantonale de Geneve	51,876	2,084,805
#	Banque Cantonale Vaudoise	156,817	24,600,206
#	Barry Callebaut AG	11,083	15,441,087
*	Basilea Pharmaceutica Ag Allschwil	39,274	2,523,385
	Belimo Holding AG	18,488	19,279,153
	Bell Food Group AG	8,821	1,982,416
#	Bellevue Group AG	22,171	200,514
	Berner Kantonalbank AG	14,038	6,680,001
	BKW AG	51,778	8,553,824
	Bossard Holding AG, Class A	34,927	9,785,677
	Bucher Industries AG	39,851	15,657,132
	Burckhardt Compression Holding AG	12,237	7,335,111
	Burkhalter Holding AG	24,265	4,108,865
#	Bystronic AG	4,428	764,041
*	Carlo Gavazzi Holding AG	1,409	272,463
	Cembra Money Bank AG	152,081	16,908,255
	Cham Swiss Properties AG	7,519	223,528
	Chocoladefabriken Lindt & Spruengli AG LISN SW	141	16,602,836
#	Chocoladefabriken Lindt & Spruengli AG LISP SW	732	8,448,793
#*	Cicor Technologies Ltd.	12,985	1,889,337
	Cie Financiere Richemont SA, Class A	366,231	86,555,669

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Cie Financiere Tradition SA, Class BR	6,037	$2,210,684
	Clariant AG	506,503	5,755,588
#	Coltene Holding AG	9,472	574,595
#	Cosmo NV	17,825	1,325,821
	CPH Group AG	211	15,180
	Daetwyler Holding AG, Class BR	22,878	3,892,986
	DKSH Holding AG	115,543	9,591,882
	dormakaba Holding AG	119,010	8,575,316
	EFG International AG	589,328	11,725,316
	Emmi AG	9,210	9,893,002
#	EMS-Chemie Holding AG	7,392	7,485,422
#*	Feintool International Holding AG	23,645	287,130
	Flughafen Zurich AG	114,514	33,661,633
#	Forbo Holding AG	2,966	3,361,210
	Fundamenta Real Estate AG	6,106	129,259
	Galderma Group AG	116,457	25,342,360
Ω	Galenica AG	252,409	26,813,819
	Geberit AG	73,596	48,492,434
	Georg Fischer AG	374,190	23,993,257
#	Givaudan SA	5,753	22,993,900
#*	Gurit Holding AG, Class BR	10,600	364,687
	Helvetia Baloise Holding AG	407,647	109,318,434
	Hiag Immobilien Holding AG	6,753	1,103,636
	Holcim AG (HOLN SW)	798,920	72,561,207
	Huber & Suhner AG	84,965	20,027,612
	Implenia AG	57,559	4,566,994
	Inficon Holding AG	79,750	16,089,298
	Interroll Holding AG	2,151	3,606,817
	Intershop Holding AG	18,712	3,984,970
	Investis Holding SA	6,553	1,233,498
	Julius Baer Group Ltd.	583,408	51,293,564
	Jungfraubahn Holding AG	13,410	4,330,354
	Kardex Holding AG	22,816	6,714,443
#*	Komax Holding AG	6,180	399,386
#*	Kudelski SA, Class BR	169,805	256,570
	Kuehne & Nagel International AG	97,473	24,822,636
	Landis & Gyr Group AG	110,335	6,250,283
*	LEM Holding SA	2,269	1,421,825
	Liechtensteinische Landesbank AG	46,137	6,441,733
#	Logitech International SA (LOGI US)	144,387	14,796,780
		Shares	Value»
SWITZERLAND — (Continued)
	Logitech International SA (LOGN SW)	123,141	$12,576,425
	Lonza Group AG	74,254	51,753,389
	Luzerner Kantonalbank AG	59,070	8,147,281
Ω	Medacta Group SA	23,627	3,873,023
Ω	Medmix AG	41,065	450,046
#	Meier Tobler Group AG	19,650	821,796
#*	Metall Zug AG, Class B	669	654,176
	Mikron Holding AG	51,620	1,087,388
	Mobilezone Holding AG	163,151	2,889,170
	Mobimo Holding AG	43,511	18,822,469
*Ω	Montana Aerospace AG	43,016	1,290,285
	Naturenergie Holding AG	17,862	689,069
	Nestle SA	2,146,275	214,522,285
	Novartis AG (NOVN SW)	119,002	18,610,931
#	Novartis AG (NVS US), Sponsored ADR	1,978,397	308,926,692
	Novavest Real Estate AG	1,797	88,706
	OC Oerlikon Corp. AG Pfaeffikon	350,611	2,068,284
	Orell Fuessli AG	391	68,076
#*	Orior AG	5,403	95,837
	Partners Group Holding AG	35,725	29,777,807
	Phoenix Mecano AG	1,761	920,340
	Plazza AG, Class A	2,787	1,496,598
*Ω	PolyPeptide Group AG	15,119	821,655
	PSP Swiss Property AG	143,815	25,946,509
#*	Rieter Holding AG	222,872	840,097
	Roche Holding AG	607,318	265,454,067
	Roche Holding AG (RO SW), Class BR	29,069	12,886,160
	Romande Energie Holding SA	14,452	888,103
	Sandoz Group AG (SDZ SW)	849,331	69,235,591
	Sandoz Group AG (SDZNY US), ADR	324,425	26,434,165
	Schindler Holding AG SCHN SW	29,498	9,022,666
	Schindler Holding AG SCHP SW	36,144	11,377,409
	Schweiter Technologies AG	2,099	906,649
*Ω	Sensirion Holding AG	9,358	849,552

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	SF Urban Properties AG	84	$10,606
	SFS Group AG	88,242	14,446,044
	SGS SA	372,683	44,161,582
#	Siegfried Holding AG	219,180	20,565,090
*	SIG Group AG	623,564	11,331,115
	Sika AG	111,420	25,068,452
	Softwareone Holding AG SWON NO	86,308	944,240
	Softwareone Holding AG SWON SW	197,216	2,147,165
	Sonova Holding AG	56,117	15,289,293
	St. Galler Kantonalbank AG	12,121	9,752,023
#	Stadler Rail AG	91,636	2,782,634
	StarragTornos Group AG	2,190	93,762
	Straumann Holding AG	99,897	12,371,265
	Sulzer AG	108,989	19,793,637
	Sunrise Communications AG, Class A	185,217	9,782,378
	Swatch Group AG (UHR SW), Class BR	100,190	22,400,125
#	Swatch Group AG (UHRN SW)	136,458	6,114,487
	Swiss Life Holding AG	51,237	60,459,554
	Swiss Prime Site AG	374,950	61,154,373
	Swiss Re AG	526,787	87,665,271
	Swisscom AG	82,025	63,031,753
	Swissquote Group Holding SA	551,010	28,707,292
	Tecan Group AG	2,005	463,351
	Temenos AG	178,578	14,854,943
	Thurgauer Kantonalbank	1,440	292,303
	TX Group AG	12,309	2,106,046
	UBS Group AG (UBS US)	757,484	39,949,733
	UBS Group AG (UBSG SW)	1,736,683	91,796,959
	Valiant Holding AG	86,433	16,895,794
*	Varia U.S. Properties AG	3,496	56,345
Ω	VAT Group AG	39,226	29,359,792
	Vaudoise Assurances Holding SA	4,504	4,476,169
#	Vetropack Holding AG	32,726	771,758
#	Vontobel Holding AG	158,833	16,997,088
	VP Bank AG, Class A	11,897	1,408,757
	VZ Holding AG	43,161	8,280,799
#	V-ZUG Holding AG	5,057	267,382
	Walliser Kantonalbank	3,240	650,152
	Warteck Invest AG	347	835,001
		Shares	Value»
SWITZERLAND — (Continued)
#	Ypsomed Holding AG	12,174	$5,809,962
	Zehnder Group AG	47,747	4,006,838
	Zug Estates Holding AG, Class B	466	1,278,729
	Zuger Kantonalbank, Class BR	235	3,038,557
#	Zurich Insurance Group AG	137,791	104,959,278
TOTAL SWITZERLAND			3,143,149,869
UNITED KINGDOM — (11.3%)
	3i Group PLC	1,059,069	40,771,818
	4imprint Group PLC	85,559	4,766,810
	Aberdeen Group PLC	4,917,898	16,008,110
*	Accesso Technology Group PLC	6,588	28,316
	Admiral Group PLC	545,817	27,668,813
	Advanced Medical Solutions Group PLC	277,715	1,054,563
	AEP Plantations PLC	602,940	1,459,960
*	Afentra PLC	397,740	331,944
	AG Barr PLC	311,900	2,741,822
Ω	Airtel Africa PLC	3,878,871	17,508,820
	AJ Bell PLC	1,105,193	8,739,537
Ω	Alfa Financial Software Holdings PLC	402,945	893,031
*	AltynGold PLC	2,930	32,629
	Anglo American PLC	1,086,392	54,994,795
	Antofagasta PLC	530,746	26,452,789
*	AO World PLC	472,829	624,172
	Ashmore Group PLC	1,237,428	3,442,802
	Ashtead Technology Holdings PLC	65,067	359,478
#	Associated British Foods PLC	463,061	13,009,470
	AstraZeneca PLC	607,845	103,114,826
	AstraZeneca PLC (AZN LN)	241,813	41,134,883
	Atalaya Mining Copper SA	396,333	4,780,065
Ω	Autotrader Group PLC	1,604,440	11,329,246
	Aviva PLC	3,740,005	35,003,449
	B&M European Value Retail PLC	3,572,082	10,737,838
	Babcock International Group PLC	2,465,972	37,434,768
	BAE Systems PLC	1,800,154	50,961,154
	Balfour Beatty PLC	2,021,799	23,569,596
	Barclays PLC (BARC LN)	8,137,027	55,930,163
	Barclays PLC (BCS US), Sponsored ADR	896,402	24,651,055
	Barratt Redrow PLC	5,325,331	21,164,007

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bellway PLC	519,020	$13,984,291
*	Berkeley Group Holdings PLC	318,846	15,059,953
	Bloomsbury Publishing PLC	248,567	2,036,237
	Bodycote PLC	730,861	7,133,717
#*	boohoo Group PLC	1,333,781	402,347
	BP PLC (BP LN)	10,974,429	82,452,716
	BP PLC (BP US), Sponsored ADR	2,219,664	100,373,206
#	Braemar PLC	63,278	195,451
	BRCK Group PLC	235,326	162,642
	Breedon Group PLC	1,059,548	4,744,114
	British American Tobacco PLC (BATS LN)	859,141	52,116,293
	British American Tobacco PLC (BTI US), Sponsored ADR	47,984	2,910,230
#	Brooks Macdonald Group PLC	5,495	105,009
	BT Group PLC	21,381,197	57,892,567
	BTG Consulting PLC	64,428	92,110
	Bunzl PLC	434,095	16,381,496
*	Burberry Group PLC	840,789	13,552,182
#	Burford Capital Ltd.	446,738	1,817,039
#	Bytes Technology Group PLC (BYIT LN)	623,534	3,391,407
#	C&C Group PLC	1,185,429	1,624,174
*	Canal & SA	2,067,843	7,331,222
#*	Capita PLC	162,760	565,315
	Capital Ltd.	242,028	319,863
*	Capricorn Energy PLC	371,557	1,834,180
*	Carclo PLC	64,255	32,314
	Card Factory PLC	1,577,915	1,602,863
	Castings PLC	62,771	248,442
	Central Asia Metals PLC	1,117,153	2,217,200
	Centrica PLC	17,265,387	36,029,349
	Chemring Group PLC	807,172	6,434,014
	Chesnara PLC	835,439	3,889,852
	Clarkson PLC	83,670	5,342,423
*	Close Brothers Group PLC	752,130	4,317,210
Ω	CMC Markets PLC	479,654	4,331,825
	Coats Group PLC	4,890,990	5,300,317
	Coca-Cola HBC AG, Class DI	235,914	15,907,635
	Compass Group PLC	1,457,739	46,291,739
	Computacenter PLC	316,441	19,601,270
	Conduit Holdings Ltd.	165,496	968,864
Ω	Convatec Group PLC	3,612,485	10,915,744
	Costain Group PLC	429,837	1,225,922
	Cranswick PLC	172,790	12,440,475
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Crest Nicholson Holdings PLC	1,472,592	$1,226,169
	Croda International PLC	236,328	10,231,233
	Currys PLC	8,430,378	19,086,126
	CVS Group PLC	195,961	3,311,359
	DCC Energy PLC	251,113	21,471,609
	DFS Furniture PLC	678,310	1,286,826
#	Diageo PLC (DEO US), Sponsored ADR	362,649	31,934,871
	Diageo PLC (DGE LN)	319,548	7,019,939
	Diploma PLC	167,116	16,549,983
	DiscoverIE Group PLC	271,212	2,868,507
#	Domino's Pizza Group PLC	288,563	786,834
	dotdigital group PLC	203,979	142,039
#	Dr. Martens PLC	1,699,897	1,777,737
	Drax Group PLC	1,827,637	18,188,237
	Dunelm Group PLC	444,301	5,196,645
††	Dyson Group PLC	3,999	107
	easyJet PLC	866,636	7,378,129
	Ecora Royalties PLC	1,342,836	2,521,868
	Elementis PLC	1,761,819	4,246,911
	Endeavour Mining PLC EDV CN	816,361	38,632,807
	Endeavour Mining PLC EDV LN	164,561	7,850,449
#	Energean PLC	546,608	5,622,927
	EnQuest PLC	9,446,991	3,019,197
	Essentra PLC	1,203,037	1,691,206
	Eurocell PLC	29,160	46,342
	Everplay Group PLC	17,622	55,788
	Experian PLC	1,037,574	39,147,372
	FDM Group Holdings PLC	100,910	168,441
	Fevara PLC	28,408	49,194
#	Fintel PLC	9,757	26,015
	Firstgroup PLC	3,244,081	8,109,540
	Foresight Group Holdings Ltd.	236,965	1,480,834
Ω	Forterra PLC	240,341	454,092
	Foxtons Group PLC	812,247	428,951
*	Frasers Group PLC	480,990	5,250,205
	Fresnillo PLC	676,778	22,797,894
*	Frontier Developments PLC	53,085	311,560
	Fuller Smith & Turner PLC, Class A	99,792	958,249
*Ω	Funding Circle Holdings PLC	173,139	515,127
	Future PLC	71,066	292,095
	Galliford Try Holdings PLC	477,687	3,796,422
	Games Workshop Group PLC	121,379	31,289,312

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Gaming Realms PLC	673,076	$280,887
	Gamma Communications PLC	255,469	3,223,665
	GB Group PLC	781,903	2,327,793
*	Genel Energy PLC	566,317	384,543
	Genuit Group PLC	891,507	3,278,902
*	Georgia Capital PLC	196,756	10,520,502
	Glencore PLC	7,357,053	54,187,270
	Gooch & Housego PLC	40,943	673,750
#	Goodwin PLC	2,964	695,618
	Grafton Group PLC, CDI	761,307	9,961,605
	Grainger PLC	2,209,178	5,213,140
	Greencore Group PLC	792,402	103,789
	Greencore Group PLC GNC LN	2,436,187	8,547,967
#	Greggs PLC	503,661	12,748,384
*	Griffin Mining Ltd.	52,130	208,304
	GSK PLC (GSK LN)	2,312,925	60,142,655
#	GSK PLC (GSK US), Sponsored ADR	592,289	30,615,439
	Gulf Keystone Petroleum Ltd.	1,348,240	3,089,023
*	Gulf Marine Services PLC	321,392	79,845
*Ω	Gym Group PLC	454,080	1,244,441
	Haleon PLC (HLN LN)	8,302,406	40,644,928
	Halfords Group PLC	1,497,621	4,931,902
	Halma PLC	276,081	13,190,371
	Hargreaves Services PLC	37,236	400,179
	Harworth Group PLC	287,833	506,123
	Hays PLC	2,219,110	1,694,507
*	Headlam Group PLC	182,403	17,124
	Helical PLC	974,560	2,609,859
*	Helios Towers PLC	2,459,247	6,506,925
	Henry Boot PLC	461,050	940,367
	Hikma Pharmaceuticals PLC	372,369	7,949,280
	Hill & Smith PLC	309,216	11,937,469
	Hilton Food Group PLC	128,696	1,035,474
	Hiscox Ltd.	1,246,092	30,421,962
	Hochschild Mining PLC	1,594,628	9,362,693
	Hollywood Bowl Group PLC	542,263	2,091,843
Ω	Hostelworld Group PLC	152,589	213,580
	Howden Joinery Group PLC	2,111,292	22,497,060
	HSBC Holdings PLC (HSBA LN)	1,656,655	35,278,979
		Shares	Value»
UNITED KINGDOM — (Continued)
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,070,328	$220,324,306
	Hunting PLC	597,178	3,565,234
Ω	Ibstock PLC	2,200,590	2,765,771
	ICG PLC	454,706	11,609,520
	IG Group Holdings PLC	1,429,024	28,159,822
	IMI PLC	1,060,808	42,154,937
	Impax Asset Management Group PLC	365,434	540,899
	Imperial Brands PLC	1,665,881	63,221,621
	Inchcape PLC	1,762,353	19,945,611
	Informa PLC	2,275,912	27,264,565
	IntegraFin Holdings PLC	462,145	2,299,384
	InterContinental Hotels Group PLC	102,390	16,557,112
#	InterContinental Hotels Group PLC (IHG US), ADR	70,112	11,377,792
	International Consolidated Airlines Group SA, Class DI	937,841	5,497,543
	International Personal Finance PLC	1,369,001	4,611,293
	International Workplace Group PLC	1,494,611	3,986,122
	Intertek Group PLC	331,576	26,188,925
	Investec PLC	2,477,943	21,687,409
*	IP Group PLC	2,673,056	2,266,245
*	IQE PLC	470,999	250,466
	Ithaca Energy PLC	850,248	2,776,562
	ITV PLC	9,971,949	9,997,538
#	J D Wetherspoon PLC	335,963	3,538,321
	J Sainsbury PLC	6,993,227	33,723,498
*	James Fisher & Sons PLC	137,879	826,332
#	James Halstead PLC	120,351	194,331
	JD Sports Fashion PLC	7,683,928	9,316,006
	JET2 PLC	172,775	3,585,785
	Johnson Matthey PLC	526,343	14,218,886
	Johnson Service Group PLC	1,540,268	3,137,453
	Jupiter Fund Management PLC	937,398	1,990,035
	Kainos Group PLC	153,461	1,805,156
	Keller Group PLC	550,033	22,480,933
	Kier Group PLC	1,579,467	5,144,217
	Kingfisher PLC	6,227,196	25,979,484

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Knights Group Holdings PLC	59,372	$143,613
	Lancashire Holdings Ltd.	1,072,210	8,709,160
	Legal & General Group PLC	7,305,481	29,662,846
	Lion Finance Group PLC	237,307	37,276,451
	Liontrust Asset Management PLC	168,067	641,606
	Lloyds Banking Group PLC (LLOY LN)	65,713,474	101,567,750
	London Investment Group PLC	17,849	114,180
	London Stock Exchange Group PLC	236,253	26,576,743
	LSL Property Services PLC	233,944	771,665
Ω	Luceco PLC	190,064	549,083
*	M&C Saatchi PLC	41,806	78,557
	M&G PLC	7,170,029	34,636,266
	Macfarlane Group PLC	199,452	197,096
	Man Group PLC	4,665,938	19,104,929
	Marks & Spencer Group PLC	8,724,891	47,693,485
	Marshalls PLC	1,090,334	2,368,161
*	Marston's PLC	1,853,945	1,275,079
	McBride PLC	700,942	1,531,167
	Me Group International PLC	1,149,534	1,723,848
	Mears Group PLC	770,592	4,473,797
	Melrose Industries PLC	2,235,092	13,748,668
*	Metro Bank Holdings PLC	210,060	501,711
*	Mitchells & Butlers PLC	1,846,163	6,834,715
	Mitie Group PLC	5,748,755	16,115,763
#	MJ Gleeson PLC	321,813	1,190,407
	Mondi PLC	1,299,937	15,673,299
	MONY Group PLC	1,913,407	5,089,248
	Moonpig Group PLC	720,587	2,670,698
	Morgan Advanced Materials PLC	532,025	1,621,576
	Morgan Sindall Group PLC	204,478	12,304,353
	Mortgage Advice Bureau Holdings PLC	52,223	365,157
	MP Evans Group PLC	46,088	1,011,053
*	Naked Wines PLC	123,440	120,301
	National Grid PLC (NG LN)	963,362	15,419,428
		Shares	Value»
UNITED KINGDOM — (Continued)
#	National Grid PLC (NGG US), Sponsored ADR	284,663	$22,764,500
	NatWest Group PLC (NWG LN)	8,042,886	75,865,595
	NatWest Group PLC (NWG US), Sponsored ADR	386,878	7,327,469
#	NCC Group PLC	908,428	1,731,504
#	Next 15 Group PLC	145,645	577,676
	Next PLC	204,305	40,913,722
	Nichols PLC	965	13,725
	Ninety One PLC	1,714,748	4,940,957
	Norcros PLC	162,118	692,510
*	Ocado Group PLC	1,486,046	4,247,574
Ω	On the Beach Group PLC	432,304	1,093,443
	OSB Group PLC	1,837,819	13,835,042
	Oxford Metrics PLC	33,767	17,300
#*	Oxford Nanopore Technologies PLC	250,953	385,179
	Pagegroup PLC	878,839	2,160,091
	Pan African Resources PLC	7,558,233	9,452,627
	Paragon Banking Group PLC	1,246,947	14,128,884
#	PayPoint PLC	168,833	1,409,333
#	Pearson PLC (PSO US), Sponsored ADR	349,430	5,919,344
	Pearson PLC (PSON LN)	688,549	11,619,020
	Pennon Group PLC	925,448	5,764,685
	Persimmon PLC	951,941	14,288,801
	Pets at Home Group PLC	2,913,001	8,315,933
	Pharos Energy PLC	767,788	326,317
*	Phoenix Spree Deutschland Ltd.	72,666	156,440
#*	Pinewood Technologies Group PLC	211,374	1,224,251
*	Playtech PLC	800,613	4,096,298
	Plus500 Ltd.	382,422	20,085,625
	Polar Capital Holdings PLC	250,269	2,618,820
	Pollen Street Group Ltd.	22,924	265,027
	Porvair PLC	20,454	234,311
	PPHE Hotel Group Ltd.	34,216	725,467
	Premier Foods PLC	4,477,015	11,749,096
	Prudential PLC (PRU LN)	2,904,837	43,655,482
	Prudential PLC (PUK US), ADR	543,346	16,441,650

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	PureTech Health PLC (PRTC LN)	384,342	$618,687
	PZ Cussons PLC	199,619	297,630
	QinetiQ Group PLC	1,772,137	12,132,660
Ω	Quilter PLC	4,076,482	10,651,068
	Rank Group PLC	643,933	838,448
	Rathbones Group PLC	159,596	3,590,679
*††	Raven Property Group Ltd.	96,453	0
	Reach PLC	2,168,428	1,301,854
	Reckitt Benckiser Group PLC	807,914	57,020,437
#	Record PLC	304,645	181,054
	RELX PLC (REL LN)	596,581	20,982,913
#	RELX PLC (RELX US), Sponsored ADR	366,786	12,991,557
	RELX PLC (REN NA)	437,454	15,449,471
	Renew Holdings PLC	140,883	1,720,776
	Rentokil Initial PLC RTO LN	1,766,971	8,137,356
#	Rentokil Initial PLC RTO US, Sponsored ADR	49,587	1,158,352
	RHI Magnesita NV	18,783	715,740
	Rightmove PLC	2,481,164	15,555,739
	Rio Tinto PLC (RIO LN)	584,468	56,792,533
	Rio Tinto PLC (RIO US), Sponsored ADR	588,575	57,003,489
#*	Robert Walters PLC	172,648	261,237
	Rolls-Royce Holdings PLC	6,048,245	120,660,440
	Rotork PLC	2,452,946	16,159,762
	RS Group PLC	1,290,204	12,285,156
#	RWS Holdings PLC	638,553	830,602
	S&U PLC	7,895	207,408
Ω	Sabre Insurance Group PLC	420,071	1,039,548
*	Saga PLC	671,225	6,095,073
	Sage Group PLC	1,233,895	16,254,064
*	Savannah Energy PLC	547,478	40,583
	Savills PLC	614,348	7,624,131
	Secure Trust Bank PLC	37,120	793,833
	Senior PLC	822,257	3,213,644
	Serco Group PLC	4,676,711	15,257,165
	Serica Energy PLC	1,215,357	3,853,926
*	Severfield PLC	1,429,502	711,315
	Severn Trent PLC	465,562	18,880,375
	Shell PLC (SHEL LN)	1,472,115	67,381,193
#	Shell PLC (SHEL US), ADR	3,286,418	302,284,548
*	SIG PLC	3,581,814	423,652
*	SigmaRoc PLC	647,950	1,078,636
		Shares	Value»
UNITED KINGDOM — (Continued)
	Smith & Nephew PLC (SN LN)	986,625	$15,433,741
#	Smith & Nephew PLC (SNN US), Sponsored ADR	273,638	8,636,015
	Smiths Group PLC	411,883	14,708,172
	Smiths News PLC	665,077	656,391
	Softcat PLC	570,660	14,974,338
	Speedy Hire PLC	2,750,578	702,943
	Spirax Group PLC	62,656	5,874,417
Ω	Spire Healthcare Group PLC	1,630,311	5,138,122
	SSE PLC	1,223,377	38,650,690
	SSP Group PLC	2,703,171	7,268,229
	St. James's Place PLC	1,730,659	24,590,742
	Standard Chartered PLC	3,584,275	105,978,438
	Standard Life PLC	959,532	11,957,024
	SThree PLC	449,194	1,544,660
*	Strix Group PLC	46,661	22,654
*	STV Group PLC	69,518	98,157
	Sunbelt Rentals Holdings, Inc.	726,910	52,080,340
#*	Synthomer PLC	268,671	321,396
	Tate & Lyle PLC	67,020	499,428
	Tatton Asset Management PLC	4,130	39,614
	Taylor Wimpey PLC	12,595,366	13,261,685
	TBC Bank Group PLC	130,061	8,445,860
*	Team Internet Group PLC	344,329	195,163
	Telecom Plus PLC	295,591	3,387,059
	Tesco PLC	13,419,289	88,327,883
#*	THG PLC	731,420	299,365
	Topps Tiles PLC	555,698	264,949
	TP ICAP Group PLC	5,587,570	25,806,819
*Ω	Trainline PLC	358,351	1,144,116
	Travis Perkins PLC	928,546	6,956,927
	Trifast PLC	721,492	788,015
*Ω	Trustpilot Group PLC	252,008	918,647
*	TT Electronics PLC	830,665	1,427,257
	Unilever PLC UL US, Sponsored ADR	602,427	38,199,896
	Unilever PLC ULVRL IX	194,850	12,397,836
	Unilever PLC UNA NA	653,215	41,830,315
	United Utilities Group PLC	1,249,337	23,268,112
*	Vanquis Banking Group PLC	901,984	954,058
	Vertu Motors PLC	939,557	1,034,791
	Vesuvius PLC	1,072,606	5,364,123
	Victorian Plumbing Group PLC	23,100	23,867
	Victrex PLC	140,882	1,486,507

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Vistry Group PLC	2,191,414	$8,674,444
	Vodafone Group PLC (VOD LN)	21,009,828	33,342,384
	Volex PLC	321,436	2,215,124
	Volution Group PLC	424,955	3,585,787
	Vp PLC	15,603	101,385
	WAG Payment Solutions PLC	74,369	110,655
*Ω	Watches of Switzerland Group PLC	798,704	7,888,971
*	Watkin Jones PLC	495,447	119,364
	Weir Group PLC	330,612	11,795,345
	WH Smith PLC	527,806	3,088,929
	Whitbread PLC	540,853	18,323,054
	Wickes Group PLC	1,327,697	3,546,725
#	Wilmington PLC	150,130	577,268
*	Wise Group PLC, Class A	167,012	1,994,787
	WPP PLC (WPP LN)	430,273	1,737,994
#	WPP PLC (WPP US), Sponsored ADR	127,612	2,579,039
*	Xaar PLC	268,638	433,183
*	XP Power Ltd.	776	16,917
	XPS Pensions Group PLC	374,222	1,672,769
	Young & Co.'s Brewery PLC (YNGA LN), Class A	114,199	1,412,137
	Young & Co.'s Brewery PLC (YNGN LN)	23,422	235,250
	Zegona Communications PLC	18,998	374,928
	Zigup PLC	1,029,420	6,445,089
	Zotefoams PLC	67,474	418,438
TOTAL UNITED KINGDOM			4,913,173,375
UNITED STATES — (0.2%)
#*	Aura Consolidated Group, Inc., CDI	18,332	41,278
*	Coeur Mining, Inc. CDE CN	2,344,338	34,901,262
*	Dauch Corp.	50,775	288,037
#	Diversified Energy Co. DEC LN	36,210	481,068
	International Paper Co.	675,572	27,893,516
*	James Hardie Industries PLC (JHX AU), CDI	405,300	10,462,703
#*	Keel Infrastructure Corp. KEEL US	550,920	2,187,152
	Ovintiv, Inc.	134,642	8,403,039
		Shares	Value»
UNITED STATES — (Continued)
	Sunococorp LLC	2,603	$198,973
#*	Valor Gold Corp. VLGDF US	52,840	125,231
TOTAL UNITED STATES			84,982,259
TOTAL COMMON STOCKS			42,008,994,463
PREFERRED STOCKS — (0.3%)
CANADA — (0.0%)
#*	Questerre Energy Corp.Series 2	14,502	1,035
GERMANY — (0.3%)
#	Dr. Ing hc F Porsche AG, 2.369%	249,522	12,215,691
#	Draegerwerk AG & Co. KGaA, 2.083%	41,380	5,246,321
	Einhell Germany AG, 2.699%	13,264	1,080,498
#	FUCHS SE, 3.058%	259,639	12,034,472
	Henkel AG & Co. KGaA, 2.737%	227,937	19,871,249
	Jungheinrich AG, 1.191%	235,593	6,637,045
	Porsche Automobil Holding SE, 5.258%	448,669	14,891,819
#	Sartorius AG, 0.338%	17,957	4,525,770
	Sixt SE, 5.340%	89,513	6,196,255
	STO SE & Co. KGaA, 3.477%	6,399	716,968
	Villeroy & Boch AG, 5.520%	53,525	961,103
#	Volkswagen AG, 7.076%	573,800	49,588,951
TOTAL GERMANY			133,966,142
TOTAL PREFERRED STOCKS			133,967,177
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Lotus Resources Ltd. Rights 08/13/2026	593,275	0
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	20,401	0
HONG KONG — (0.0%)
*	APAC Resources Ltd. Rights	350,598	0

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»

HONG KONG — (Continued)
*	HK AI Capital Ltd. Rights	1,374,000	$0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	66,474	0
UNITED KINGDOM — (0.0%)
*	CENIT AG Rights	26,633	860
TOTAL RIGHTS/WARRANTS			860
TOTAL INVESTMENT SECURITIES (Cost $22,103,399,705)			42,142,962,500

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	118,850,170	$1,374,739,913
TOTAL INVESTMENTS — (100.0%)
(Cost $23,477,916,978)^^			$43,517,702,413
As of July 31, 2026, International Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	666	09/18/26	$249,377,770	$250,391,025	$1,013,255
Total Futures Contracts			$249,377,770	$250,391,025	$1,013,255
As of July 31, 2026, the value of Rule 144A securities amounted to $721,861,112 or 1.7% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$91,184,816	$2,323,919,337	$535,266	$2,415,639,419
Austria	—	325,480,372	—	325,480,372
Belgium	8,448,354	497,573,274	—	506,021,628
Canada	4,905,446,359	15,352,719	23,807	4,920,822,885
China	58,029,974	—	—	58,029,974
Denmark	43,728,751	825,104,545	—	868,833,296
Finland	10,889,114	667,867,832	—	678,756,946
France	51,587,913	3,003,449,970	—	3,055,037,883
Germany	60,429,825	3,005,332,501	—	3,065,762,326
Hong Kong	—	620,178,851	97,232	620,276,083
Ireland	—	270,958,298	—	270,958,298
Israel	27,818,606	549,589,381	—	577,407,987
Italy	16,524,323	1,540,743,143	—	1,557,267,466
Japan	99,670,611	9,546,806,199	—	9,646,476,810
Netherlands	386,373,646	1,194,465,714	—	1,580,839,360
New Zealand	278,878	98,304,223	—	98,583,101
Norway	1,609,200	358,447,327	—	360,056,527
Portugal	345,050	161,989,374	—	162,334,424

International Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	$6,803	$571,622,971	—	$571,629,774
Spain	55,068,951	1,329,209,563	—	1,384,278,514
Sweden	2,379,584	1,140,816,303	—	1,143,195,887
Switzerland	426,629,025	2,716,520,844	—	3,143,149,869
United Kingdom	1,039,240,391	3,873,932,877	$107	4,913,173,375
United States	45,856,935	39,125,324	—	84,982,259
Preferred Stocks
Canada	—	1,035	—	1,035
Germany	—	133,966,142	—	133,966,142
Rights/Warrants
Australia	—	—	—	—
Canada	—	—	—	—
Hong Kong	—	—	—	—
Italy	—	—	—	—
United Kingdom	—	860	—	860
Securities Lending Collateral	—	1,374,739,913	—	1,374,739,913
Total Investments in Securities	$7,331,547,109	$36,185,498,892	$656,412˂˃	$43,517,702,413
Financial Instruments
Assets
Futures Contracts**	1,013,255	—	—	1,013,255
Total Financial Instruments	$1,013,255	—	—	$1,013,255
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (99.0%)
The Continental Small Company Series	$6,745,835,378
The Japanese Small Company Series	3,725,496,187
The Canadian Small Company Series	2,006,762,441
The United Kingdom Small Company Series	1,925,951,085
The Asia Pacific Small Company Series	1,478,244,447
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$15,882,289,538

	Shares
MONEY MARKET FUNDS — (1.0%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.620%	153,416,051	153,416,051
TOTAL INVESTMENTS — (100.0%) (Cost $10,252,586,612)^^		$16,035,705,589
As of July 31, 2026, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	398	09/18/26	$148,932,764	$149,633,075	$700,311
Total Futures Contracts			$148,932,764	$149,633,075	$700,311
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$15,882,289,538	—	—	$15,882,289,538
Money Market Funds	153,416,051	—	—	153,416,051
Total Investments in Securities	$16,035,705,589	—	—	$16,035,705,589
Financial Instruments
Assets
Futures Contracts**	700,311	—	—	700,311
Total Financial Instruments	$700,311	—	—	$700,311
** Valued at the unrealized appreciation/(depreciation) on the investment.

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (63.0%)
U.S. Small Cap Portfolio	1,545,964	$94,643,940
INTERNATIONAL EQUITIES — (37.0%)
The Emerging Markets Small Cap Series		17,728,197
The Continental Small Company Series		16,031,041
The Japanese Small Company Series		8,946,152
The United Kingdom Small Company Series		4,682,918
The Canadian Small Company Series		4,490,227
The Asia Pacific Small Company Series		3,694,422
TOTAL INTERNATIONAL EQUITIES		55,572,957
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $99,027,103)^^		$150,216,897
Summary of the Portfolio’s investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$150,216,897	—	—	$150,216,897
Total Investments in Securities	$150,216,897	—	—	$150,216,897

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Japanese Small Company Series	$272,409,615
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$272,409,615
Summary of the Portfolio's Master Fund's investments as of July 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Asia Pacific Small Company Series	$245,964,174
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$245,964,174
Summary of the Portfolio's Master Fund's investments as of July 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The United Kingdom Small Company Series	$25,088,667
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$25,088,667
Summary of the Portfolio's Master Fund's investments as of July 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Continental Small Company Series	$119,264,036
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$119,264,036
Summary of the Portfolio's Master Fund's investments as of July 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.2%)
AUSTRALIA — (22.6%)
	Abacus Group	3,075,325	$2,046,242
	Arena REIT	2,991,428	6,681,902
#	Aspen Group Ltd.	1,364,238	4,867,043
	BWP Property Group Ltd.	4,175,897	11,394,779
	Carindale Property Trust	259,419	1,012,229
#	Centuria Capital Group	5,628,605	5,773,055
	Centuria Industrial REIT	3,564,482	7,528,785
	Centuria Office REIT	2,772,466	1,783,596
	Charter Hall Group	3,138,713	51,323,156
	Charter Hall Long Wale REIT	4,451,775	11,902,425
	Charter Hall Retail REIT	3,525,819	9,965,654
	Charter Hall Social Infrastructure REIT	2,269,076	4,104,436
	Cromwell Property Group	11,525,866	3,489,971
	Dexus	7,155,178	30,049,078
#	Dexus Convenience Retail REIT	691,847	1,274,708
#	Dexus Industria REIT	1,851,193	3,204,991
	Garda Property Group	323,917	246,792
	GDI Property Group Partnership	5,355,848	2,392,839
	Goodman Group	13,541,105	281,911,142
	GPT Group	12,872,589	46,365,545
	Growthpoint Properties Australia Ltd.	1,878,029	2,940,996
#*	HealthCo REIT	1,730,868	905,614
	HMC Capital Ltd.	204,931	413,896
	HomeCo Daily Needs REIT	11,820,490	10,502,825
	Ingenia Communities Group	2,746,618	8,378,951
*	Kyron Capital Group	67,755	3,385
	LDR Capital Property Fund	54,174	20,155
	Mirvac Group	26,687,118	33,470,211
	RAM Essential Services Property Fund	1,997,605	618,053
	Region Group	7,758,557	12,971,154
	Scentre Group	35,252,420	96,786,052
#	Stockland	16,622,761	49,758,066
	Storage King Group	3,847,301	3,480,601
	Vicinity Ltd.	26,897,666	50,550,017
		Shares	Value»
AUSTRALIA — (Continued)
	Waypoint REIT Ltd.	4,244,649	$7,420,691
TOTAL AUSTRALIA			765,539,035
BELGIUM — (3.4%)
	Aedifica SA	440,552	35,624,910
	Ascencio	38,113	2,303,196
	Care Property Invest NV	285,230	4,146,035
	Home Invest Belgium SA	51,419	1,195,242
	Montea NV	133,270	10,444,908
#	Nextensa SA	29,489	1,526,132
	Retail Estates NV	103,158	7,842,823
	Shurgard Self Storage Ltd.	101,263	2,958,752
	Vastned NV	110,488	3,787,308
	Warehouses De Pauw CVA	1,379,462	35,500,396
#	Wereldhave Belgium Comm VA	48,341	2,969,829
	Xior Student Housing NV	258,923	8,240,050
TOTAL BELGIUM			116,539,581
CANADA — (4.2%)
#	Allied Properties Real Estate Investment Trust	574,776	4,026,323
	Automotive Properties Real Estate Investment Trust	139,220	1,216,567
	Boardwalk Real Estate Investment Trust	162,033	7,657,514
	BSR Real Estate Investment Trust	198,082	2,319,540
#	BTB Real Estate Investment Trust	284,909	774,336
#	Canadian Apartment Properties REIT	497,101	12,290,559
#	Choice Properties Real Estate Investment Trust	1,046,885	11,918,743
	Crombie Real Estate Investment Trust	364,092	4,537,352
#	CT Real Estate Investment Trust	347,376	4,618,960
#	Dream Industrial Real Estate Investment Trust	917,494	9,418,082

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Dream Office Real Estate Investment Trust	54,115	$707,964
	Firm Capital Property Trust	72,300	363,086
#	First Capital Real Estate Investment Trust	698,388	11,423,502
	Flagship Communities REIT	1,800	38,700
	Granite Real Estate Investment Trust	196,205	13,465,694
#	H&R Real Estate Investment Trust	912,212	7,170,938
#	Killam Apartment Real Estate Investment Trust	397,865	5,276,107
	Morguard North American Residential Real Estate Investment Trust	128,298	1,487,208
#	Morguard Real Estate Investment Trust	330,656	1,606,283
#	Nexus Industrial REIT	225,542	1,314,462
#	Plaza Retail REIT	364,030	1,352,923
#	Primaris Real Estate Investment Trust	391,123	6,391,995
	PRO Real Estate Investment Trust	207,882	1,052,868
#	RFA Financial, Inc.	114,971	2,090,531
#	RioCan Real Estate Investment Trust	938,731	14,852,555
	Slate Grocery REIT, Class U	192,364	2,395,888
#	SmartCentres Real Estate Investment Trust	465,976	9,822,442
	True North Commercial Real Estate Investment Trust	47,123	287,407
#	Vital Infrastructure Property Trust	824,842	3,289,130
TOTAL CANADA			143,167,659
CHINA — (0.1%)
	China Merchants Commercial Real Estate Investment Trust	310,000	41,150
	Spring Real Estate Investment Trust	5,882,000	876,100
		Shares	Value»
CHINA — (Continued)
	Yuexiu Real Estate Investment Trust	14,212,250	$1,214,555
TOTAL CHINA			2,131,805
FRANCE — (7.1%)
#	Altarea SCA	37,801	4,399,430
	ARGAN SA	84,261	7,379,246
	Carmila SA	404,574	7,900,106
	Covivio Hotels SACA	6,721	177,017
	Covivio SA	387,935	23,682,296
	Gecina SA	297,517	25,774,759
	ICADE	228,553	5,098,551
	Klepierre SA	1,402,547	63,705,129
	Mercialys SA	605,826	8,397,960
	Unibail-Rodamco-Westfield (URW FP)	784,302	95,558,128
TOTAL FRANCE			242,072,622
GERMANY — (0.1%)
#*	Deutsche Konsum Real Estate AG	11,682	17,334
#	Hamborner REIT AG	542,440	2,746,762
TOTAL GERMANY			2,764,096
HONG KONG — (3.2%)
#	Champion REIT	17,562,012	5,211,312
	Fortune Real Estate Investment Trust	10,496,000	6,463,718
	Link REIT	18,315,242	91,292,191
	Prosperity REIT	11,233,000	2,177,127
	Regal Real Estate Investment Trust	9,834,000	495,641
	SF Real Estate Investment Trust	1,045,000	355,782
	Sunlight Real Estate Investment Trust	8,465,000	2,513,689
TOTAL HONG KONG			108,509,460
INDIA — (0.3%)
Ω	Brookfield India Real Estate Trust	717,879	2,569,606
	Embassy Office Parks REIT	1,180,989	5,432,937
Ω	Mindspace Business Parks REIT	457,467	2,358,495
	Nexus Select Trust	402,947	705,310
TOTAL INDIA			11,066,348
IRELAND — (0.1%)
	Irish Residential Properties REIT PLC	3,695,021	4,628,698

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
ITALY — (0.1%)
	Immobiliare Grande Distribuzione SIIQ SpA	347,596	$1,679,393
JAPAN — (18.1%)
	Activia Properties, Inc.	13,318	11,928,559
	Advance Residence Investment Corp.	19,467	18,062,121
#	AEON REIT Investment Corp.	10,669	8,155,196
	CENTRAL REIT Investment Corp.	1,730	1,143,911
#	Comforia Residential REIT, Inc.	13,481	8,640,400
#	CRE Logistics REIT, Inc.	3,992	3,530,964
	Daiwa House REIT Investment Corp.	29,835	23,099,865
	Daiwa Office Investment Corp.	3,684	7,878,882
	Daiwa Securities Living Investments Corp.	13,535	8,250,082
#	ESCON Japan REIT Investment Corp.	2,102	1,476,196
	Frontier Real Estate Investment Corp.	16,579	8,530,563
#	Fukuoka REIT Corp.	4,804	5,392,035
	Global One Real Estate Investment Corp.	6,468	4,544,504
	GLP J-Reit	30,752	27,945,952
#	Hankyu Hanshin REIT, Inc.	4,309	3,899,962
#	Health Care & Medical Investment Corp.	2,490	1,645,095
	Heiwa Real Estate REIT, Inc.	7,452	6,279,872
	Hoshino Resorts REIT, Inc.	3,931	6,013,848
#	Hulic Reit, Inc.	8,895	8,792,987
#	Ichigo Hotel REIT Investment Corp.	1,577	1,127,843
	Ichigo Office REIT Investment Corp.	6,778	4,093,595
#	Industrial & Infrastructure Fund Investment Corp.	15,891	14,060,592
	Invincible Investment Corp.	51,735	19,826,184
	Japan Excellent, Inc.	7,638	6,905,612
	Japan Hotel REIT Investment Corp.	35,559	18,119,654
#	Japan Logistics Fund, Inc.	16,861	10,455,522
		Shares	Value»
JAPAN — (Continued)
	Japan Metropolitan Fund Invest	48,807	$36,052,101
	Japan Prime Realty Investment Corp.	22,921	14,084,187
	Japan Real Estate Investment Corp.	43,190	33,051,138
	KDX Realty Investment Corp.	27,634	27,008,675
	LaSalle Logiport REIT	11,878	11,362,350
#	Marimo Regional Revitalization REIT, Inc.	1,650	1,081,755
	Mirai Corp.	12,839	3,362,432
	MIRARTH Real Estate Investment Corp.	5,976	3,099,421
	Mitsubishi Estate Logistics REIT Investment Corp.	9,571	7,475,300
	Mitsui Fudosan Accommodations Fund, Inc.	16,195	12,477,433
#	Mitsui Fudosan Logistics Park, Inc.	21,653	14,666,312
#	Mori Hills REIT Investment Corp., Class C	9,507	7,752,548
	Mori Trust Reit, Inc.	18,217	8,717,387
#	Nippon Building Fund, Inc.	53,544	45,164,696
	Nippon Hotel & Residential Investment Corp.	2,045	842,365
	Nippon Prologis REIT, Inc.	45,113	25,637,993
	NIPPON REIT Investment Corp.	12,005	6,313,933
	Nomura Real Estate Master Fund, Inc.	26,838	25,668,992
	NTT UD REIT Investment Corp.	9,599	8,263,788
	One REIT, Inc.	4,934	2,452,687
	Orix JREIT, Inc.	35,926	23,247,680
#	Samty Residential Investment Corp.	2,479	1,421,394
#	Sankei Real Estate, Inc.	3,073	2,060,880
	Sekisui House Reit, Inc.	27,568	13,111,375
	SOSiLA Logistics REIT, Inc.	4,768	3,255,659
#	Star Asia Investment Corp.	17,590	5,907,984
#	Starts Proceed Investment Corp.	1,537	1,780,715
	Tokaido REIT, Inc.	131	81,699
#	Tokyu REIT, Inc.	5,272	6,276,521

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tosei REIT Investment Corp.	2,113	$1,770,864
	United Urban Investment Corp.	20,956	21,415,101
TOTAL JAPAN			614,665,361
MALAYSIA — (1.0%)
	Al-'Aqar Healthcare REIT	295,700	84,692
#	Axis Real Estate Investment Trust	10,103,820	4,752,900
	Capitaland Malaysia Trust	12,978,624	1,951,520
	IGB Real Estate Investment Trust	11,996,400	8,069,046
#	KIP REIT	1,250,000	266,172
#	KLCCP Stapled Group	2,511,700	5,419,625
	Pavilion Real Estate Investment Trust	7,115,700	3,097,113
	Sunway Real Estate Investment Trust	12,900,000	7,004,187
#	YTL Hospitality REIT	5,143,900	1,347,344
TOTAL MALAYSIA			31,992,599
MEXICO — (3.3%)
	Asesor de Activos Prisma SAPI de CV	8,106,346	2,199,823
	Concentradora Fibra Danhos SA de CV	2,228,006	3,752,472
#Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,228,343	1,872,536
#	Fibra MTY SAPI de CV	35,812,362	30,954,188
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,514,127	1,031,594
	Fibra Uno Administracion SA de CV	18,643,318	33,595,540
#	Prologis Property Mexico SA de CV	8,601,483	38,499,204
TOTAL MEXICO			111,905,357
NETHERLANDS — (0.6%)
	Eurocommercial Properties NV	393,676	12,734,323
#	NSI NV	125,661	2,410,724
	Wereldhave NV	250,422	5,534,183
TOTAL NETHERLANDS			20,679,230
NEW ZEALAND — (1.4%)
	Argosy Property Ltd.	8,753,371	5,364,966
		Shares	Value»
NEW ZEALAND — (Continued)
	Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	10,360,134	$12,247,759
	Kiwi Property Group Ltd.	16,229,418	8,894,116
	Precinct Properties Group	13,726,972	8,503,224
#	Property for Industry Ltd.	3,361,128	4,661,203
	Stride Property Group	3,928,432	2,665,358
#	Vital Healthcare Property Trust	5,271,764	5,858,728
TOTAL NEW ZEALAND			48,195,354
PHILIPPINES — (0.1%)
	AREIT, Inc.	3,260,900	2,023,835
	DDMP Reit, Inc.	7,381,000	125,495
	MREIT, Inc.	3,573,700	823,077
	Real Commercial REIT, Inc.	3,982,300	474,969
TOTAL PHILIPPINES			3,447,376
SAUDI ARABIA — (0.1%)
	Al Rajhi REIT	818,379	1,761,857
	Alinma Retail REIT Fund	24,282	30,508
	Derayah REIT	124,460	175,457
	Jadwa REIT Saudi Fund	439,130	1,193,495
	Riyad REIT Fund	496,201	632,100
	Sedco Capital REIT Fund	29,812	61,185
TOTAL SAUDI ARABIA			3,854,602
SINGAPORE — (10.6%)
	Acrophyte Hospitality Trust	143,100	36,481
	AIMS APAC REIT	5,012,715	6,256,362
	CapitaLand Ascendas REIT	27,093,125	54,266,888
	CapitaLand Ascott Trust	18,274,521	12,892,454
#	CapitaLand China Trust	8,442,900	4,345,409
	CapitaLand Integrated Commercial Trust	41,095,891	79,756,247
	CDL Hospitality Trusts	6,921,580	4,291,579
	Daiwa House Logistics Trust	462,700	174,887
	Digital Core REIT Management Pte. Ltd.	1,518,500	744,196
#*††	EC World Real Estate Investment Trust	2,427,600	0

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	ESR-REIT	4,564,554	$9,325,845
	Far East Hospitality Trust	8,613,821	3,862,252
#	First Real Estate Investment Trust	15,864,903	2,843,955
	Frasers Centrepoint Trust	8,957,016	15,845,038
	Frasers Logistics & Commercial Trust	19,313,832	14,908,706
#	IREIT Global	2,806,934	402,949
	Keppel DC REIT	13,300,973	23,129,671
#	Keppel REIT	19,593,526	14,055,408
	KORE U.S. REIT	6,429,200	1,150,692
*	Landmark REIT	117,100,098	632,137
	Lendlease Global Commercial REIT	16,181,603	7,440,736
*	Manulife U.S. Real Estate Investment Trust	13,293,786	663,918
	Mapletree Industrial Trust	14,556,458	21,904,697
	Mapletree Logistics Trust	24,031,647	23,215,682
	Mapletree Pan Asia Commercial Trust	15,408,206	15,979,071
	OUE Real Estate Investment Trust	14,598,754	4,038,702
	Parkway Life Real Estate Investment Trust	3,091,800	10,174,465
	Prime U.S. REIT	5,325,200	834,400
#	Sasseur Real Estate Investment Trust	3,983,900	2,142,105
#	Starhill Global REIT	21,157,307	9,158,015
	Suntec Real Estate Investment Trust	14,072,200	16,236,858
	United Hampshire U.S. REIT	228,317	119,833
TOTAL SINGAPORE			360,829,638
SOUTH AFRICA — (3.0%)
	Attacq Ltd.	3,884,991	4,134,273
	Burstone Group Ltd.	4,752,538	2,822,594
	Emira Property Fund Ltd.	453,272	358,399
	Equites Property Fund Ltd.	5,952,533	6,426,169
	Fairvest Ltd., Class B	9,023,415	4,028,148
	Growthpoint Properties Ltd.	23,482,167	25,116,343
	Hyprop Investments Ltd.	2,792,983	10,307,920
	Octodec Investments Ltd.	555,360	585,185
	Redefine Properties Ltd.	47,167,416	18,661,998
	Resilient REIT Ltd.	1,996,120	10,063,664
	Shares	Value»
SOUTH AFRICA — (Continued)
SA Corporate Real Estate Ltd.	20,653,194	$4,379,196
Stor-Age Property REIT Ltd.	1,188,618	1,181,701
Vukile Property Fund Ltd.	8,913,448	13,638,998
TOTAL SOUTH AFRICA		101,704,588
SOUTH KOREA — (0.6%)
D&D Platform REIT Co. Ltd.	300,353	416,100
E KOCREF CR-REIT Co. Ltd.	251,051	517,726
ESR Kendall Square REIT Co. Ltd.	775,890	1,790,508
IGIS Residence REIT Co. Ltd.	218,392	499,977
IGIS Value Plus REIT Co. Ltd.	456,157	1,117,150
JR Global Reit	1,568,046	1,300,014
KB Star Real Estate Investment Trust, Inc.	252,904	235,982
Koramco Life Infra Reit Co. Ltd.	462,742	1,346,274
Koramco One REIT	78,721	590,886
LOTTE REIT Co. Ltd.	889,599	2,254,969
Mirae Asset Global REIT Co. Ltd.	172,827	195,568
NH All-One REIT Co. Ltd.	345,443	715,951
Shinhan Alpha REIT Co. Ltd.	705,974	2,581,144
Shinhan Seobu T&D REIT Co. Ltd.	216,027	591,161
SK REITs Co. Ltd.	1,072,544	4,118,739
TOTAL SOUTH KOREA		18,272,149
SPAIN — (1.8%)
# Colonial SFL Socimi SA (COL SM)	2,006,525	12,843,597
Merlin Properties Socimi SA	2,745,700	47,720,598
TOTAL SPAIN		60,564,195
TAIWAN — (0.2%)
Cathay No. 1 REIT	10,846,000	4,533,646
Cathay No. 2 REIT	4,142,000	1,564,706
Fubon No. 1 REIT	1,308,000	459,128
Fubon No. 2 REIT	4,032,000	1,281,288
TOTAL TAIWAN		7,838,768
THAILAND — (0.1%)
CPN Retail Growth Leasehold REIT	662,500	265,363

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	4,761,800	$1,850,100
	IMPACT Growth Real Estate Investment Trust	2,133,500	810,135
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F	4,530,400	1,544,154
TOTAL THAILAND			4,469,752
TURKEY — (1.2%)
*	Adra Gayrimenkul Yatirim Ortakligi AS	110,982	113,200
*	Akfen Gayrimenkul Yatirim Ortakligi AS	2,374,672	138,377
	AKIS Gayrimenkul Yatirimi AS	8,299,703	1,623,872
	Alarko Gayrimenkul Yatirim Ortakligi AS	5,861,265	409,744
	Asce Gayrimenkul Yatirim Ortakligi AS	143,748	32,736
	Avrupakent Gayrimenkul Yatirim Ortakligi AS	9,512	10,405
#	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	12,595,378	4,743,643
*	Fuzul Gayrimenkul Yatirim Ortakligi AS	1,742,463	406,463
	Halk Gayrimenkul Yatirim Ortakligi AS	6,622,187	643,385
	Is Gayrimenkul Yatirim Ortakligi AS	3,042,236	1,694,167
*	Kiler Gayrimenkul Yatirim Ortakligi AS	3,818,992	359,668
#*	Kuyumcukent Gayrimenkul Yatirimlari AS	2,429,896	3,621,803
*	Marti Gayrimenkul Yatirim Ortakligi AS	1,123,603	31,025
	Ozak Gayrimenkul Yatirim Ortakligi	2,755,502	736,425
	Panora Gayrimenkul Yatirim Ortakligi	405,955	1,419,995
*	Peker Gayrimenkul Yatirim Ortakligi AS	19,334,645	5,983,382
*	Reysas Gayrimenkul Yatirim Ortakligi AS	3,938,787	3,177,825
	Servet Gayrimenkul Yatirim Ortakligi AS	5,113,782	259,744
		Shares	Value»
TURKEY — (Continued)
*	Tera Yatirim Teknoloji Holding AS	8,098,315	$8,205,052
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,349,449	2,662,516
	Vakif Gayrimenkul Yatirim Ortakligi AS	7,453,138	390,235
*	Yapi Kredi Koray Gayrimenkul Yatirim Ortakligi AS	243,646	54,302
	Yeni Gimat Gayrimenkul Ortakligi AS	1,043,169	4,640,354
††	Yesil Gayrimenkul Yatirim Ortakligi AS	1,209,895	34,373
TOTAL TURKEY			41,392,691
UNITED KINGDOM — (13.9%)
	AEW U.K. REIT PLC	372,583	537,448
	Big Yellow Group PLC	1,378,865	16,508,256
	British Land Co. PLC	6,899,824	41,258,386
	CLS Holdings PLC	1,170,523	829,510
	Custodian Property Income REIT PLC	3,383,950	3,950,633
	Derwent London PLC	718,664	20,394,286
	Grainger PLC	2,342,290	5,527,253
	Great Portland Estates PLC	2,774,607	13,097,462
	Hammerson PLC	3,284,336	16,996,555
	Helical PLC	199,827	535,134
	Land Securities Group PLC	4,887,208	46,550,334
Ω	Living REIT PLC	1,382,218	1,437,413
	LondonMetric Property PLC	15,186,225	40,146,399
	NewRiver REIT PLC	3,359,207	3,720,776
	Palace Capital PLC	17,865	43,467
	Picton Property Income Ltd.	2,617,103	2,627,928
	Primary Health Properties PLC	17,298,217	22,047,005
#Ω	Regional REIT Ltd.	1,165,352	1,558,897
Ω	Residential Secure Income PLC	303,494	113,024
	Safestore Holdings PLC	1,539,288	12,840,574
	Schroder European Real Estate Investment Trust PLC	203,580	173,597
	Schroder Real Estate Investment Trust Ltd.	4,349,482	2,631,037
	Segro PLC	8,720,779	113,916,979
	Shaftesbury Capital PLC	9,756,603	18,991,593

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Sirius Real Estate Ltd.	5,792,214	$7,755,984
#	Supermarket Income REIT PLC	4,848,379	5,631,443
	Target Healthcare REIT PLC	4,846,138	7,413,985
	Town Centre Securities PLC	222	391
	Tritax Big Box REIT PLC	16,517,502	37,975,694
	UNITE Group PLC	2,955,266	21,467,590
#	Workspace Group PLC	1,029,175	4,878,280
TOTAL UNITED KINGDOM			471,557,313
TOTAL COMMON STOCKS Cost ($2,870,510,537)			3,299,467,670

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	8,220,265	$95,083,800
TOTAL INVESTMENTS — (100.0%)
(Cost $2,965,582,895)^^			$3,394,551,470
As of July 31, 2026, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	60	09/18/26	$22,298,674	$22,557,750	$259,076
Total Futures Contracts			$22,298,674	$22,557,750	$259,076
As of July 31, 2026, the value of Rule 144A securities amounted to $9,909,971 or 0.3% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$3,385	$765,535,650	—	$765,539,035
Belgium	—	116,539,581	—	116,539,581
Canada	143,167,659	—	—	143,167,659
China	—	2,131,805	—	2,131,805
France	—	242,072,622	—	242,072,622
Germany	—	2,764,096	—	2,764,096
Hong Kong	—	108,509,460	—	108,509,460
India	—	11,066,348	—	11,066,348
Ireland	—	4,628,698	—	4,628,698
Italy	—	1,679,393	—	1,679,393
Japan	—	614,665,361	—	614,665,361
Malaysia	—	31,992,599	—	31,992,599
Mexico	111,905,357	—	—	111,905,357
Netherlands	—	20,679,230	—	20,679,230

DFA International Real Estate Securities Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
New Zealand	—	$48,195,354	—	$48,195,354
Philippines	—	3,447,376	—	3,447,376
Saudi Arabia	—	3,854,602	—	3,854,602
Singapore	—	360,829,638	—	360,829,638
South Africa	—	101,704,588	—	101,704,588
South Korea	—	18,272,149	—	18,272,149
Spain	—	60,564,195	—	60,564,195
Taiwan	—	7,838,768	—	7,838,768
Thailand	—	4,469,752	—	4,469,752
Turkey	—	41,358,318	$34,373	41,392,691
United Kingdom	—	471,557,313	—	471,557,313
Securities Lending Collateral	—	95,083,800	—	95,083,800
Total Investments in Securities	$255,076,401	$3,139,440,696	$34,373˂˃	$3,394,551,470
Financial Instruments
Assets
Futures Contracts**	$259,076	—	—	259,076
Total Financial Instruments	$259,076	—	—	$259,076
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (72.2%)
UNITED STATES — (72.2%)
#	Acadia Realty Trust	506,514	$11,381,370
#	Agree Realty Corp.	449,779	34,992,806
	Alexander's, Inc.	8,437	2,151,435
	Alexandria Real Estate Equities, Inc.	584,057	30,049,733
	Alpine Income Property Trust, Inc.	49,406	997,013
	American Assets Trust, Inc.	187,966	4,434,118
	American Healthcare REIT, Inc.	781,964	43,477,198
	American Homes 4 Rent, Class A	1,174,237	39,243,000
	American Tower Corp.	1,751,018	303,556,480
#	Americold Realty Trust, Inc.	1,061,459	14,955,957
	Apple Hospitality REIT, Inc.	831,027	13,720,256
	AvalonBay Communities, Inc.	536,524	99,584,220
	Bluerock Homes Trust, Inc.	14,660	126,079
	Braemar Hotels & Resorts, Inc.	190,803	433,123
	Brandywine Realty Trust	606,390	1,843,426
	Brixmor Property Group, Inc.	1,124,917	35,446,135
	Broadstone Net Lease, Inc.	701,532	15,019,800
#	BRT Apartments Corp.	40,635	605,868
	BXP, Inc.	560,892	39,329,747
	Camden Property Trust	353,007	39,116,706
	CareTrust REIT, Inc.	871,783	36,562,579
	CBL & Associates Properties, Inc.	38,143	2,239,375
#	Centerspace	62,442	3,424,319
	Chatham Lodging Trust	169,413	2,258,275
#	Chiron Real Estate, Inc.	45,980	1,632,290
#	Clipper Realty, Inc.	24,998	69,994
	Community Healthcare Trust, Inc.	97,797	1,790,663
	COPT Defense Properties	418,141	15,872,632
	Cousins Properties, Inc.	620,772	19,585,357
	Crown Castle, Inc.	1,664,872	127,029,734
	CTO Realty Growth, Inc.	119,326	2,621,592
		Shares	Value†
UNITED STATES — (Continued)
	CubeSmart	836,623	$34,686,390
	Curbline Properties Corp.	339,849	10,412,973
	DiamondRock Hospitality Co.	765,558	10,135,988
	Digital Realty Trust, Inc.	1,402,619	264,421,734
#	Diversified Healthcare Trust	642,922	5,722,006
#	Douglas Emmett, Inc.	601,198	7,106,160
	Easterly Government Properties, Inc.	165,184	4,023,882
	EastGroup Properties, Inc.	200,911	41,992,408
	Empire State Realty Trust, Inc., Class A	511,642	2,588,908
	EPR Properties	287,705	17,857,849
	Equinix, Inc.	373,896	381,104,715
	Equity LifeStyle Properties, Inc.	689,132	44,841,819
	Equity Residential	1,256,247	83,477,613
	Essential Properties Realty Trust, Inc.	802,623	25,114,074
	Essex Property Trust, Inc.	242,012	68,765,290
	Extra Space Storage, Inc.	801,451	118,646,837
	Federal Realty Investment Trust	298,537	37,045,456
	First Industrial Realty Trust, Inc.	487,027	32,065,858
	Four Corners Property Trust, Inc.	410,441	10,507,290
	Franklin Street Properties Corp., Class C	336,293	152,744
	FrontView REIT, Inc.	26,176	532,420
	Gaming & Leisure Properties, Inc.	1,010,723	45,270,283
#	Getty Realty Corp.	209,085	7,138,162
#	Gladstone Commercial Corp.	182,375	2,279,687
	Global Net Lease, Inc.	700,282	6,106,455
	Healthcare Realty Trust, Inc.	1,239,079	26,033,050
	Healthpeak Properties, Inc.	2,613,593	57,054,740
#	Highwoods Properties, Inc.	406,149	13,455,716
	Host Hotels & Resorts, Inc.	2,547,746	64,024,857
*	Hudson Pacific Properties, Inc.	192,317	2,648,205

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Independence Realty Trust, Inc.	882,455	$14,675,227
	Industrial Logistics Properties Trust	204,683	1,762,321
#	Innovative Industrial Properties, Inc.	107,926	6,347,128
	InvenTrust Properties Corp.	287,547	10,182,039
	Invitation Homes, Inc.	1,978,997	58,815,791
	Iron Mountain, Inc.	1,146,999	140,300,918
#	JBG SMITH Properties	224,079	3,148,310
#	Kilroy Realty Corp.	389,765	15,130,677
	Kimco Realty Corp.	2,497,661	63,640,405
	Kite Realty Group Trust	755,280	21,616,114
#	Lamar Advertising Co., Class A	326,428	52,215,423
	Lineage, Inc.	216,683	9,180,859
	LTC Properties, Inc.	184,860	7,438,766
	LXP Industrial Trust	220,235	13,330,824
#	Macerich Co.	1,092,615	28,233,172
#	Medical Properties Trust, Inc.	1,848,377	8,557,985
	Mid-America Apartment Communities, Inc.	441,200	58,388,408
#	Modiv Industrial, Inc.	15,027	260,268
	National Health Investors, Inc.	170,368	13,058,707
	NET Lease Office Properties	54,858	641,839
#	NETSTREIT Corp.	351,296	7,535,299
	NexPoint Residential Trust, Inc.	76,616	2,000,444
	NNN REIT, Inc.	708,011	33,644,683
	Omega Healthcare Investors, Inc.	1,127,795	57,100,261
	One Liberty Properties, Inc.	59,627	1,449,532
#	Orion Properties, Inc.	186,691	492,864
	Outfront Media, Inc.	596,603	19,013,734
#	Park Hotels & Resorts, Inc.	728,244	10,967,355
#	Pebblebrook Hotel Trust	418,668	7,996,559
	Phillips Edison & Co., Inc.	461,587	19,612,832
*	Piedmont Realty Trust, Inc.	467,177	4,526,945
	Postal Realty Trust, Inc., Class A	96,175	2,215,872
	Prologis, Inc.	3,540,660	512,014,843
	Public Storage	630,152	204,276,374
#	Realty Income Corp.	3,470,460	221,658,270
	Regency Centers Corp.	614,996	49,378,029
		Shares	Value†
UNITED STATES — (Continued)
#	Rexford Industrial Realty, Inc.	845,935	$31,950,965
	RLJ Lodging Trust	456,011	5,586,135
	Ryman Hospitality Properties, Inc.	222,568	29,746,213
#	Sabra Health Care REIT, Inc.	915,364	19,378,256
	Saul Centers, Inc.	51,468	1,753,515
	SBA Communications Corp.	392,932	71,112,833
	Service Properties Trust	150,134	1,205,576
	Simon Property Group, Inc.	1,232,029	282,590,492
#	SL Green Realty Corp.	264,258	13,987,176
	STAG Industrial, Inc.	720,908	27,581,940
	Strawberry Fields REIT, Inc.	6,355	90,368
	Summit Hotel Properties, Inc.	367,899	2,531,145
	Sun Communities, Inc.	460,305	56,838,461
	Sunstone Hotel Investors, Inc.	666,127	7,840,315
	Tanger, Inc.	426,330	17,334,578
	Terreno Realty Corp.	402,360	28,829,094
	UDR, Inc.	1,086,929	41,477,211
	UMH Properties, Inc.	302,589	4,572,120
	Universal Health Realty Income Trust	49,650	2,155,803
	Urban Edge Properties	471,493	10,684,031
	Ventas, Inc.	1,795,892	167,933,861
	VICI Properties, Inc.	4,151,086	109,381,116
	Vornado Realty Trust	603,169	23,758,827
	Welltower, Inc.	2,545,268	596,712,630
	WP Carey, Inc.	838,670	61,726,112
	Xenia Hotels & Resorts, Inc.	346,392	7,128,747
TOTAL UNITED STATES			5,673,461,446
AFFILIATED INVESTMENT COMPANIES — (25.9%)
UNITED STATES — (25.9%)
	Investment in DFA International Real Estate Securities Portfolio	521,946,067	2,040,809,121
TOTAL INVESTMENT SECURITIES (Cost $6,159,431,902)			7,714,270,567

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	12,829,272	$148,396,194
TOTAL INVESTMENTS — (100.0%)
(Cost $6,307,810,961)^^			$7,862,666,761
As of July 31, 2026, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	168	09/18/26	$62,550,832	$63,161,700	$610,868
Total Futures Contracts			$62,550,832	$63,161,700	$610,868
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$5,673,461,446	—	—	$5,673,461,446
Affiliated Investment Company	2,040,809,121	—	—	2,040,809,121
Securities Lending Collateral	—	$148,396,194	—	148,396,194
Total Investments in Securities	$7,714,270,567	$148,396,194	—	$7,862,666,761
Financial Instruments
Assets
Futures Contracts**	610,868	—	—	610,868
Total Financial Instruments	$610,868	—	—	$610,868
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.5%)
AUSTRALIA — (6.6%)
#*	29Metals Ltd.	5,296,506	$969,479
	Acrow Ltd.	66,962	41,464
#	Acrow Ltd. ACF AU	558,961	346,061
#	Adairs Ltd.	2,116,211	2,127,345
*	AIC Mines Ltd.	2,934,366	1,503,821
*	Alkane Resources Ltd.	4,940,279	4,604,873
#	Amotiv Ltd.	1,214,882	5,995,526
	AMP Ltd.	12,706,827	19,146,366
*	Amplitude Energy Ltd.	1,012,986	1,081,851
#	Ansell Ltd.	1,390,338	31,930,177
*	Appen Ltd.	663,273	554,874
*	Argosy Minerals Ltd.	159,524	4,714
	ARN Media Ltd.	851,294	155,828
*	Aurelia Metals Ltd.	7,496,742	1,660,016
	Aurizon Holdings Ltd.	1,559,918	4,587,345
*	Austal Ltd.	5,842,051	14,733,525
#*	Australian Agricultural Co. Ltd.	1,749,303	1,674,506
*	Baby Bunting Group Ltd.	211,085	153,914
	Bank of Queensland Ltd.	8,158,009	37,998,858
#	Bapcor Ltd.	2,012,049	620,421
*	BCI Minerals Ltd.	1,442,150	436,901
#	Beach Energy Ltd.	18,675,741	12,010,426
	Bega Cheese Ltd.	907,747	3,874,367
	Bell Financial Group Ltd.	64,120	72,107
#*	Boss Energy Ltd.	1,916,689	1,641,038
	Capral Ltd.	38,454	320,370
*	Carnarvon Energy Ltd.	783,704	53,090
	Cedar Woods Properties Ltd.	917,313	4,511,518
	Challenger Ltd.	3,691,163	25,365,466
#	Champion Iron Ltd.	1,255,239	2,984,772
	Civmec Australia Ltd.	86,532	103,989
	Cleanaway Waste Management Ltd.	282,380	463,723
#	Clinuvel Pharmaceuticals Ltd.	97,682	622,021
*	Coast Entertainment Holdings Ltd.	1,015,635	370,447
#*††	Corporate Travel Management Ltd.	617,157	1,307,130
	Count Ltd.	65,397	51,315
	Credit Corp. Group Ltd.	522,660	5,056,728
*	Develop Global Ltd.	318,309	1,081,289
	Downer EDI Ltd.	9,975,564	54,271,014
		Shares	Value»
AUSTRALIA — (Continued)
	Dyno Nobel Ltd.	7,373,287	$19,516,467
#	Elders Ltd.	2,147,344	8,473,242
*	Emeco Holdings Ltd.	4,125,242	2,807,323
	EQT Holdings Ltd.	31,926	377,460
#	EVT Ltd.	551,193	4,953,456
#	Fenix Resources Ltd.	543,160	103,433
#	Finbar Group Ltd.	11,796	5,608
	FleetPartners Group Ltd.	3,098,657	6,146,265
#	Fleetwood Ltd.	800,451	1,327,768
#	G8 Education Ltd.	8,233,052	865,462
	GrainCorp Ltd., Class A	4,649,634	18,243,202
*	Grange Resources Ltd.	6,217,623	610,483
	GWA Group Ltd.	1,319,435	2,216,076
	Harvey Norman Holdings Ltd.	2,933,946	10,104,806
#*	Healius Ltd.	5,438,591	1,428,852
	Helia Group Ltd.	6,335,205	22,282,953
#	Humm Group Ltd.	2,845,591	843,157
#	IDP Education Ltd.	180,035	290,489
*	IGO Ltd.	1,407,555	6,774,309
#	Iluka Resources Ltd.	2,931,018	12,393,436
	Imdex Ltd.	360,286	930,720
	Integral Diagnostics Ltd.	2,602,361	3,838,721
#	IPH Ltd.	1,220,136	3,565,219
	IVE Group Ltd.	1,517,990	2,985,241
*	Judo Capital Holdings Ltd.	5,742,955	3,902,718
#	Jupiter Mines Ltd.	6,493,059	1,208,897
	Karoon Energy Ltd.	5,866,021	7,271,548
	Kelsian Group Ltd.	903,207	2,810,235
*	Kingston Resources Ltd.	118,590	2,737
*	Kyron Capital Group	68,066	3,400
	Lendlease Corp. Ltd.	860,581	1,825,036
	Maas Group Holdings Ltd.	569,260	1,987,682
	Macmahon Holdings Ltd.	9,618,916	6,234,700
#	Magellan Financial Group Ltd.	2,577,769	17,253,177
*	Mayne Pharma Group Ltd.	41,255	77,294
#*	Metals X Ltd.	3,849,304	4,256,515
	Metcash Ltd.	64,159	136,992
*	MGX Resources Ltd.	6,882,309	1,573,492
#	Monash IVF Group Ltd.	1,495,509	736,273
#	MotorCycle Holdings Ltd.	311,174	556,610
#	Myer Holdings Ltd.	9,034,550	1,331,304

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	MyState Ltd.	1,351,173	$4,639,401
	Navigator Global Investments Ltd.	2,547,175	4,157,931
#	New Hope Corp. Ltd.	3,854,431	14,116,210
#*	Nickel Industries Ltd.	19,506,316	11,114,225
#	Nine Entertainment Co. Holdings Ltd.	8,894,613	5,980,076
	NRW Holdings Ltd.	6,025,567	29,518,966
*	Nufarm Ltd.	1,315,245	2,765,092
	OM Holdings Ltd.	97,211	15,272
#*	Omni Bridgeway Ltd.	46,278	49,357
	oOh!media Ltd.	2,170,709	2,367,331
	Orora Ltd.	7,570,129	7,727,651
	Pacific Current Group Ltd.	70,198	560,163
#	Peet Ltd.	3,011,137	3,759,054
	Pepper Money Ltd.	66,799	82,335
	Perenti Ltd.	7,399,494	10,979,923
	Perpetual Ltd.	182,030	2,418,211
	Perseus Mining Ltd.	14,332,905	49,065,426
#	Peter Warren Automotive Holdings Ltd.	176,215	117,470
*	PEXA Group Ltd.	587,906	3,053,833
#	Propel Funeral Partners Ltd.	196,206	443,236
	Ramelius Resources Ltd.	10,617,198	22,833,691
	Regis Resources Ltd.	10,172,140	43,589,682
	Reliance Worldwide Corp. Ltd.	4,971,891	12,228,613
*	Resolute Mining Ltd.	35,105,079	22,968,990
	Ridley Corp. Ltd.	4,339,099	8,721,911
*	Sandfire Resources Ltd.	6,189,481	81,932,481
#	Select Harvests Ltd.	857,799	2,527,384
	Servcorp Ltd.	87,626	397,621
	Service Stream Ltd.	6,502,857	11,114,819
#	Shaver Shop Group Ltd.	1,408,271	1,427,319
	Sims Ltd. (SGM AU)	2,897,689	51,757,353
	Solvar Ltd.	1,961,630	2,156,295
	Stanmore Resources Ltd.	1,140,644	1,847,360
#*	Strike Energy Ltd.	1,066,926	74,024
*	Sunstone Metals Ltd.	34,316	4,225
	Super Retail Group Ltd.	836,684	7,803,466
*	Superloop Ltd.	799,860	1,792,690
	Tabcorp Holdings Ltd.	16,060,588	10,063,299
	Ten Sixty Four Ltd.	500,279	38,722
#	Treasury Wine Estates Ltd.	13,631	47,144
	Tribune Resources Ltd.	18,272	61,667
#*	Tuas Ltd.	227,762	344,040
#*	Tyro Payments Ltd.	400,968	237,166
	Vault Minerals Ltd.	2,726,327	9,137,074
		Shares	Value»
AUSTRALIA — (Continued)
*	Viva Leisure Ltd.	9,721	$10,428
#	Washington H Soul Pattinson & Co. Ltd.	792,328	25,714,867
*	WEB Travel Group Ltd.	416,742	995,802
#	Webjet Group Ltd.	467,932	133,404
#*	West African Resources Ltd.	6,881,484	13,714,222
	Westgold Resources Ltd.	4,023,498	13,411,781
	Whitehaven Coal Ltd.	7,469,306	36,887,532
	Worley Ltd.	81,317	603,570
TOTAL AUSTRALIA			964,251,238
AUSTRIA — (1.0%)
#	Agrana Beteiligungs AG	109,549	1,433,949
Ω	BAWAG Group AG	114,429	23,205,690
	EVN AG	20,143	682,486
#	Mayr Melnhof Karton AG	12,728	1,220,148
	Oberbank AG	16,737	1,602,904
	Palfinger AG	31,375	1,060,726
	POLYTEC Holding AG	11,240	60,700
	Porr AG	84,205	3,657,062
#	SBO AG	84,123	2,853,909
*	Semperit AG Holding	24,441	0
	Telekom Austria AG	36,977	433,273
	UNIQA Insurance Group AG	309,466	6,440,476
	Vienna Insurance Group AG Wiener Versicherung Gruppe	466,221	38,206,642
	voestalpine AG	1,060,403	55,236,615
	Wienerberger AG	367,496	9,044,953
	Zumtobel Group AG	168,264	783,053
TOTAL AUSTRIA			145,922,586
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	292,947	90,918,471
	Azelis Group NV	151,990	1,984,839
	Barco NV	221,852	2,010,111
	Bekaert SA	882,197	40,542,779
*	bpost SA	263,701	457,007
	Cie d'Entreprises CFE	57,150	782,674
	CMB Tech NV	199,086	3,252,917
	Colruyt Group NV	19,163	859,086
	Deceuninck NV	1,560,281	3,943,089
	Deme Group NV	678	129,349
	Econocom Group SA NV	23,550	39,024
	Gimv NV	272,128	14,012,821

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Lakefront Biotherapeutics NV (LKFT BB)	129,461	$3,562,010
*	Lakefront Biotherapeutics NV (LKFT NA)	104,539	2,867,728
#*	Ontex Group NV	308,717	822,327
	Proximus SADP	1,759,701	13,033,612
#	Recticel SA	363,772	5,197,612
	Sipef NV	89,494	9,345,328
	Syensqo SA	1,314	116,890
#	Tessenderlo Group SA	219,280	5,399,741
#	VGP NV	81,079	7,900,236
	Viohalco SA	35,319	721,108
TOTAL BELGIUM			207,898,759
CANADA — (9.8%)
#	Acadian Timber Corp.	106,677	1,359,098
*	ACT Energy Technologies Ltd.	45,300	193,240
#	ADENTRA, Inc.	232,097	5,748,409
#*	Advantage Energy Ltd.	2,587,967	20,307,192
	Aecon Group, Inc.	221,852	7,157,946
	AGF Management Ltd., Class B	1,174,245	18,930,654
*	Aimia, Inc.	11,669	21,393
*	Air Canada	1,281,729	23,196,108
#*	AKITA Drilling Ltd., Class B	156,625	394,398
	Alaris Equity Partners Income	232,019	4,076,490
	Algoma Central Corp.	312,931	5,129,760
	AltaGas Ltd.	110,900	4,412,742
	Andrew Peller Ltd., Class A	18,265	103,582
*	Athabasca Oil Corp.	914,350	6,757,261
#*	ATS Corp. (ATS CN)	56,300	1,536,166
#*	ATS Corp. (ATS US)	7,770	211,655
#*	AutoCanada, Inc.	47,139	783,492
	B2Gold Corp. (BTG US)	13,587,830	50,954,366
	B2Gold Corp. (BTO CN)	2,133,941	7,991,718
*	Bausch Health Cos., Inc. (BHC US)	35,680	245,835
	Baytex Energy Corp.	9,687,927	44,160,112
#	Birchcliff Energy Ltd.	6,106,809	27,836,437
	Black Diamond Group Ltd.	567,646	7,090,260
*	Bonterra Energy Corp.	29,284	118,653
	Boralex, Inc., Class A	102,723	2,717,102
	Boyd Group Services, Inc.	24,285	2,515,440
*	CAE, Inc. (CAE US)	74,250	1,917,135
		Shares	Value»
CANADA — (Continued)
*	Calfrac Well Services Ltd.	8,902	$39,943
	Calian Group Ltd.	36,699	2,052,955
	Canaccord Genuity Group, Inc.	874,490	8,982,884
*	Canada Goose Holdings, Inc. (GOOS US)	54,791	489,284
#	Canadian Tire Corp. Ltd., Class A	130,972	19,115,363
*	Capstone Copper Corp.	2,933,206	27,849,607
#	Cardinal Energy Ltd.	1,921,516	15,776,758
	Cascades, Inc.	1,276,149	12,262,173
	Centerra Gold, Inc.	4,374,846	75,210,464
	CES Energy Solutions Corp.	33	385
*††	Chesswood Group Ltd.	30,800	0
*	Clarke, Inc.	2,700	45,242
	Cogeco Communications, Inc.	172,568	7,275,221
	Cogeco, Inc.	56,931	2,365,204
	Dexterra Group, Inc.	187,888	2,088,168
#	Doman Building Materials Group Ltd.	886,795	7,116,627
	DPM Metals, Inc.	1,086,398	38,190,743
	DREAM Unlimited Corp., Class A	201,164	2,841,272
	Dynacor Group, Inc.	80,864	356,486
	E-L Financial Corp. Ltd.	662,200	7,983,151
#	Eldorado Gold Corp. (EGO US)	2,130,074	64,306,934
	Eldorado Gold Corp. (ELD CN)	541,070	16,330,329
	Empire Co. Ltd., Class A	226,677	8,296,748
	Enerflex Ltd. (EFX CN)	217,439	4,842,491
	Enerflex Ltd. (EFXT US)	473,385	10,547,018
	Enghouse Systems Ltd.	45,063	552,258
*	Ensign Energy Services, Inc.	1,103,703	2,747,743
*	Enterprise Group, Inc.	32,142	35,310
#	EQB, Inc.	503,354	51,019,417
	Exco Technologies Ltd.	392,699	2,341,879
#	Fiera Capital Corp.	212,046	751,770
	Firm Capital Mortgage Investment Corp.	147,032	1,226,097
	First Majestic Silver Corp. (FR CN)	37	555

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Foraco International SA	32,000	$52,730
#*	Fortuna Mining Corp. (FSM US)	3,393,862	28,610,257
*	Fortuna Mining Corp. (FVI CN)	1,560,413	13,145,827
	Freehold Royalties Ltd.	77,121	941,835
	Frontera Energy Corp.	264,788	1,688,629
#*	GoGold Resources, Inc.	680,806	1,408,380
*	GoldMoney, Inc.	21,135	217,403
*	Greenfire Resources Ltd.	202,029	1,280,864
*	Haivision Systems, Inc.	91,549	278,203
	High Liner Foods, Inc.	269,296	2,827,718
#*	Hive Digital Technologies Ltd.	2,820,100	7,980,883
	Hudbay Minerals, Inc. (HBM US)	2,174,428	49,468,237
	iA Financial Corp., Inc.	17	2,514
*	IAMGOLD Corp. (IAG US)	81,322	1,153,959
*	IAMGOLD Corp. (IMG CN)	1,509,773	21,367,405
*	Imperial Metals Corp.	142,400	731,376
*	Journey Energy, Inc.	194,056	622,928
	K-Bro Linen, Inc.	31,500	1,065,093
*	Kelt Exploration Ltd.	2,299,629	16,371,439
*	Knight Therapeutics, Inc.	841,363	5,905,776
*	Kolibri Global Energy, Inc.	7,063	36,751
	KP Tissue, Inc.	7,820	72,184
	Lassonde Industries, Inc., Class A	20,128	3,118,307
	Leon's Furniture Ltd.	44,251	776,843
#*††	Lightstream Resources Ltd.	2,048,004	0
	Linamar Corp.	916,604	67,601,874
	Magellan Aerospace Corp.	112,694	2,786,300
*	Major Drilling Group International, Inc.	242,859	2,411,526
	Martinrea International, Inc.	1,188,108	8,636,317
*	Mattr Corp.	376,078	4,608,924
*	MDA Space Ltd.	13	394
*	Medexus Pharmaceuticals, Inc.	4,300	15,398
	Medical Facilities Corp.	7,700	95,903
		Shares	Value»
CANADA — (Continued)
	Melcor Developments Ltd.	145,325	$1,954,115
	Methanex Corp. (MEOH US)	316,854	17,601,240
#	Methanex Corp. (MX CN)	71,170	3,955,384
#	MTY Food Group, Inc.	140,384	3,429,862
	Mullen Group Ltd.	1,444,156	28,360,819
	Neo Performance Materials, Inc.	38,468	905,549
	North American Construction Group Ltd. (NOA CN)	4,784	65,147
	North American Construction Group Ltd. (NOA US)	104,468	1,420,765
	Northland Power, Inc.	2,613,784	40,683,930
#*	Obsidian Energy Ltd. (OBE CN)	35,400	380,048
#*	Obsidian Energy Ltd. (OBE US)	263,424	2,823,905
	OceanaGold Corp.	287,378	6,928,977
	Onex Corp.	425,600	32,588,297
#	Open Text Corp. (OTEX CN)	1,800	45,634
	Open Text Corp. (OTEX US)	308,524	7,817,998
	Paramount Resources Ltd., Class A	1,070,650	22,599,085
	Parex Resources, Inc.	1,185,134	20,526,485
#	Pason Systems, Inc.	384,681	3,402,678
	Petrus Resources Ltd.	54,400	67,134
#	Peyto Exploration & Development Corp.	2,837,128	52,073,548
#	Pizza Pizza Royalty Corp.	535,674	4,818,525
	Polaris Renewable Energy, Inc.	243,812	2,626,216
#	Pollard Banknote Ltd.	3,700	45,793
*	Precision Drilling Corp. (PD CN)	74,846	5,819,640
*	Precision Drilling Corp. (PDS US)	113,110	8,792,040
	Richelieu Hardware Ltd.	53,710	1,358,602
#	Rogers Sugar, Inc.	713,106	3,545,564
	Russel Metals, Inc.	884,841	42,454,190
*	Saturn Oil & Gas, Inc.	54,000	204,929
#*	SNDL, Inc.	172,438	212,099
*	Source Energy Services Ltd.	5,900	48,611
*	Spartan Delta Corp.	31	263
Ω	Spin Master Corp.	74,031	1,086,820

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	SSR Mining, Inc. (SSRM CN)	885,160	$22,630,203
	Stella-Jones, Inc.	109,951	6,065,992
#*	Steppe Gold Ltd.	272,918	235,568
#	Superior Plus Corp.	1,450,432	8,256,552
	Supremex, Inc.	16,500	43,550
#	Surge Energy, Inc.	1,165,311	8,603,609
	Tamarack Valley Energy Ltd.	3,171,878	30,341,965
*	TerrAscend Corp.	49,000	24,468
#	Timbercreek Financial Corp.	260,149	1,122,732
	Torex Gold Resources, Inc.	921,936	35,480,577
	Total Energy Services, Inc.	503,863	8,493,266
#	Transcontinental, Inc., Class A	1,131,120	4,308,721
	Trican Well Service Ltd.	785,496	3,317,143
*	Trisura Group Ltd. (TSU CN)	21,850	649,335
*	Valeura Energy, Inc.	270,782	2,418,369
#	Vermilion Energy, Inc. (VET CN)	104,311	1,241,151
	Vermilion Energy, Inc. (VET US)	2,141,623	25,528,146
	VersaBank (VBNK CN)	20,329	392,267
	VersaBank (VBNK US)	4,819	93,199
*††	Victoria Gold Corp./Vancouver	1,811	0
	Wajax Corp.	323,177	7,480,896
#*	Well Health Technologies Corp.	1,976,551	5,696,234
	West Fraser Timber Co. Ltd. (WFG US)	2,234	144,875
*	Western Forest Products, Inc.	17,532	226,114
	Westshore Terminals Investment Corp.	10,230	292,630
	Whitecap Resources, Inc. WCP CN	59	696
	Whitecap Resources, Inc. WCPRF US	3,715,782	43,846,228
	Winpak Ltd.	88,479	2,775,205
*	Yangarra Resources Ltd.	172,349	170,892
TOTAL CANADA			1,422,713,775
CHINA — (0.4%)
	China Gold International Resources Corp. Ltd. (CGG CN)	2,920,833	64,506,894
		Shares	Value»
DENMARK — (3.7%)
#	AL Sydbank	1,460,735	$140,659,765
	Alm Brand AS	1,605,613	4,222,589
#*	Bavarian Nordic AS	467,175	12,806,110
	D/S Norden AS	425,024	22,132,313
*	Dfds AS	137,750	2,642,250
	Djurslands Bank AS	3,212	531,239
	FLSmidth & Co. AS	208,126	15,618,393
#	Foroya Banki P	2,875	126,428
#*	GN Store Nord AS	678,849	10,241,657
#	GronlandsBANKEN AS	831	142,028
	H Lundbeck AS (HLUNA DC), Class A	329,924	1,833,533
	H Lundbeck AS (HLUNB DC)	3,282,250	20,999,303
#*	H&H International AS, Class B	22,316	356,503
#	Harboes Bryggeri AS, Class B	3,226	57,851
#	Jyske Bank AS	1,071,483	170,071,346
#	Matas AS	698,966	9,740,084
#*	NTG Nordic Transport Group AS, Class A	43,209	1,696,177
	Per Aarsleff Holding AS	445,276	49,595,452
#	Rockwool AS ROCKA DC, Class A	21,846	735,918
	Rockwool AS ROCKB DC, Class B	15,324	489,617
#Ω	Scandinavian Tobacco Group AS, Class A	461,666	5,124,845
	Schouw & Co. AS	349,915	33,476,376
	SJF Bank AS	99,692	6,438,526
	Skjern Bank	4,764	273,242
#*	Solar AS, Class B	16,672	563,180
	SP Group AS	22,623	1,658,705
	TORM PLC, Class A	367,921	11,217,631
*	Trifork Group AG	4,454	76,940
	UIE PLC	129,761	7,298,411
*	Zealand Pharma AS	124,272	5,841,936
TOTAL DENMARK			536,668,348
FINLAND — (2.4%)
	Aktia Bank OYJ	542,939	7,520,240
	Anora Group OYJ	86,514	363,379
	Aspo OYJ	18,087	131,181
	Atria OYJ	271,974	4,918,445
	Digia OYJ	13,441	92,918
Ω	Enento Group OYJ	57,007	996,183
#	Fiskars OYJ Abp	263,445	3,947,102
	Hiab OYJ	541,829	36,821,234
#	HKFoods OYJ	334,144	627,470
	Huhtamaki OYJ	675,031	24,073,660
	Kalmar OYJ, Class B	526,084	23,394,297
#	Kemira OYJ	2,858,140	56,099,192
	Konecranes OYJ	130,916	4,084,025

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Lassila & Tikanoja OYJ	60,163	$466,708
*	Lindex Group OYJ	289,468	763,442
	Luotea PLC	97,525	214,740
	Mandatum OYJ	2,351,249	16,108,823
#*	Metsa Board OYJ (METSB FH), Class B	3,026,556	10,261,623
#	Nokian Renkaat OYJ	1,999,922	35,194,522
	Olvi OYJ, Class A	29,215	1,116,006
#	Oma Saastopankki OYJ	22,095	431,747
	Oriola OYJ (OKDBV FH), Class B	128,335	132,664
#	Orthex OYJ	4,121	21,309
	Outokumpu OYJ	874,912	5,268,925
	Pihlajalinna OYJ	5,948	70,473
	Ponsse OYJ	3,363	90,454
	Raisio OYJ, Class V	1,259,363	3,743,825
	Sanoma OYJ	81,385	831,002
	Scanfil OYJ	2,985	39,541
#	Stora Enso OYJ, Class R	4,428,145	50,921,727
	Taaleri PLC	1,528	12,770
#Ω	Terveystalo OYJ	190,421	1,660,797
#	Tieto OYJ	1,161,959	24,870,849
#	Tokmanni Group Corp.	126,351	1,064,873
#	Valmet OYJ	1,000,844	30,178,282
*	YIT OYJ	956,043	3,230,717
TOTAL FINLAND			349,765,145
FRANCE — (4.4%)
*	74Software SA	3,947	173,060
	AKWEL SADIR	120,589	918,101
*	Alstom SA	1,240,275	22,977,239
	Altamir	311,054	8,612,496
	Alten SA	268,751	23,371,447
	Arkema SA	420,584	28,647,071
#	Assystem SA	8,656	419,088
Ω	Ayvens SA	814,427	10,976,617
#	Beneteau SACA	257,587	1,791,156
#	Bonduelle SCA	57,085	604,089
	Carrefour SA	1,507,988	27,674,561
	CBo Territoria	4,987	22,468
*	Cegedim SA	2,529	29,376
	Cie des Alpes	394,295	9,289,783
*	Clariane SE	1,134,733	5,233,357
	Coface SA	1,585,175	28,932,640
	Derichebourg SA	1,691,216	18,207,668
#Ω	Elior Group SA	1,458,296	3,572,466
	Elis SA	1,238,926	35,537,223
	Etablissements Maurel et Prom SA	860,499	8,094,266
	Eurazeo SE	17,713	973,958
#*	Eutelsat Communications SACA	866,065	2,048,556
		Shares	Value»
FRANCE — (Continued)
	Exel Industries SA, Class A	525	$11,880
	Fnac Darty SA (FNAC FP)	35,771	1,425,563
*	Forvia SE (FRVIA FP)	1,091,130	11,272,409
*	Gaumont SA	11,739	1,399,983
	GL Events SACA	160,989	5,858,683
	Groupe Crit SA	13,706	846,574
#	Groupe SFPI	145,187	349,236
*	Guerbet	9,141	85,065
	Imerys SA	153,919	4,190,935
	IPSOS SA	290,532	12,003,258
#	Jacquet Metals SACA	302,909	7,413,027
	LNA Sante SA	6,284	251,846
#*Ω	Maisons du Monde SA	45,882	8,750
	Manitou BF SA	93,344	2,383,289
	Mersen SA	273,018	11,760,463
#	Metropole Television SA	196,545	2,749,583
#*	Nexity SA	92,747	757,520
	North Atlantic Energies	12,895	993,007
	Opmobility	595,095	8,837,056
	Quadient SA	294,456	4,614,471
#	Remy Cointreau SA	106,012	5,921,686
	Renault SA	432,938	13,670,562
	Rexel SA	1,840,293	76,364,233
	Samse SACA	990	134,836
	Savencia SA	114,234	8,356,833
	SCOR SE	1,279,781	50,629,604
	SEB SA	13,052	879,107
#	Seche Environnement SACA	16,021	1,500,885
	SES SA	5,032,566	33,410,228
*Ω	SMCP SA	222,511	1,713,936
	Societe BIC SA	19,187	1,504,370
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	1,285	207,815
	Societe LDC SADIR	1,015	133,868
*	SOITEC	849	103,430
	Sopra Steria Group	141,050	29,939,552
	Stef SA	10,033	1,570,614
#	Teleperformance SE	153,127	12,182,787
#	Television Francaise 1 SA	617,407	5,061,332
	Trigano SA	37,651	6,576,840
#*	Ubisoft Entertainment SA	246,150	1,628,448
	Valeo SE	1,768,735	30,602,454
	Vicat SACA	272,967	20,664,523
	VIEL & Cie SA	15,999	349,779
*	Viridien	109,628	11,788,263
#*	Voltalia SA	16,369	132,146

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*Ω	X-Fab Silicon Foundries SE	451,149	$3,377,344
TOTAL FRANCE			633,724,759
GERMANY — (3.9%)
	1&1 AG	466,027	10,647,111
*	7C Solarparken AG	83,375	163,798
	All for One Group SE	690	53,991
	Allgeier SE	11,352	218,652
Ω	Aumann AG	5,557	89,152
*	Aumovio SE	38,913	1,796,732
#	Aurubis AG	388,748	81,801,051
#*	BayWa AG (BYW6 GR)	177,120	556,941
Ω	Befesa SA	302,591	12,202,432
	Bijou Brigitte AG	44,273	2,454,971
	Bilfinger SE	182,204	17,425,250
#	Borussia Dortmund GmbH & Co. KGaA	1,014,840	3,550,227
	Brenntag SE	101,182	7,134,999
	CANCOM SE (COK GR)	98,902	2,734,800
*	CENIT AG	2,147	16,449
	Cewe Stiftung & Co. KGaA	22,301	2,469,973
#	Deutsche Beteiligungs AG	167,999	4,108,541
#	Deutz AG	1,903,378	21,717,741
	Draegerwerk AG & Co. KGaA	44,281	4,263,790
	Duerr AG	426,383	8,803,877
Ω	DWS Group GmbH & Co. KGaA	22,619	1,907,880
	ElringKlinger AG	100,563	562,993
#	Evonik Industries AG	393,613	7,962,667
#*	Evotec SE	477,830	1,879,487
#	FORTEC Elektronik AG	1,201	15,107
#	Fraport AG Frankfurt Airport Services Worldwide	547,578	42,777,965
#	Freenet AG	33,262	934,696
	Fresenius Medical Care AG (FME GR)	114,048	5,853,153
	Gesco SE	103,129	1,597,998
	GFT Technologies SE	48,507	1,279,941
#	Grenke AG	206,043	2,799,059
#*	Heidelberger Druckmaschinen AG	1,433,619	2,240,537
#*	HelloFresh SE	953,112	3,754,796
	Hornbach Holding AG & Co. KGaA	129,384	12,464,119
#*	Hugo Boss AG	85,917	3,754,949
	Indus Holding AG	234,081	8,581,765
Ω	Instone Real Estate Group SE	34,887	309,230
		Shares	Value»
GERMANY — (Continued)
	Jenoptik AG	201,319	$8,722,362
	K&S AG	3,549	59,527
	KION Group AG	1,005,529	45,502,673
*	Koenig & Bauer AG	22,306	235,834
	Kontron AG	47,136	1,218,055
	Krones AG	32,181	4,147,353
#	KSB SE & Co. KGaA	5,653	6,189,258
	KWS Saat SE & Co. KGaA	72,641	6,011,070
	Lanxess AG	535,791	10,234,431
#*	Medios AG	6,020	76,054
#	MLP SE	1,297,480	11,575,174
	Multitude AG	9,991	59,881
#	Mutares SE & Co. KGaA	143,281	4,413,275
#	Norma Group SE	112,229	2,366,408
#	Patrizia SE	178,557	1,500,880
	ProCredit Holding AG	68,770	651,460
#	ProSiebenSat.1 Media SE	89,840	375,943
*	Puma SE (PUM GR)	173,005	5,518,835
	PWO AG	5,055	132,738
#*	Q Beyond Ag Konv Namens Aktien	170,958	694,054
#	RTL Group SA	229,010	8,573,387
	SAF-Holland SE	750,702	18,766,824
	Salzgitter AG	217,848	13,051,448
#	Schaeffler AG	449,157	3,702,256
*	Siltronic AG	117,155	10,354,647
#	Sixt SE	107,232	8,876,652
	STRATEC SE	32,468	735,011
*	Suedzucker AG	787,627	10,290,623
	Surteco Group SE	36,950	360,296
*	Takkt AG	203,341	535,587
	Technotrans SE	12,274	441,462
#	thyssenkrupp AG	2,028,899	28,471,293
	TUI AG	726,345	6,325,949
	United Internet AG	1,042,606	28,482,033
#	Vossloh AG	70,901	4,778,672
*	Wacker Chemie AG	57,140	5,852,520
	Wacker Neuson SE	689,817	17,424,482
	Wuestenrot & Wuerttembergische AG	203,259	3,425,207
TOTAL GERMANY			561,020,434
HONG KONG — (1.6%)
	Aeon Credit Service Asia Co. Ltd.	1,424,000	1,605,661
	Allied Group Ltd.	31,060,000	8,834,206
	APAC Resources Ltd. 1104 HK	2,160,000	436,614
	Asia Financial Holdings Ltd.	3,250,106	1,934,222
*	Asia Standard International Group Ltd.	1,061,503	25,709

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Bank of East Asia Ltd.	6,200,773	$13,172,188
	Build King Holdings Ltd.	230,000	43,082
	Chen Hsong Holdings	1,450,000	290,284
	Cheuk Nang Holdings Ltd.	3,139,016	533,038
	Chevalier International Holdings Ltd.	1,134,858	703,801
	Chow Sang Sang Holdings International Ltd.	3,318,000	4,921,977
*	Chuang's Consortium International Ltd.	11,001,520	345,526
	CITIC Telecom International Holdings Ltd.	12,661,000	4,488,512
*	CSI Properties Ltd.	109,163,666	2,509,509
	CTF Services Ltd.	11,170,116	11,678,204
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	2,153,888	4,138,514
	Dah Sing Financial Holdings Ltd.	2,206,156	14,015,270
	Dickson Concepts International Ltd.	2,048,500	1,702,897
	Eagle Nice International Holdings Ltd.	738,000	258,406
*	Emperor Capital Group Ltd.	6,270,000	54,201
	Emperor Watch & Jewellery Ltd.	52,780,000	1,843,356
*	Far East Consortium International Ltd.	22,392,679	1,937,702
	First Pacific Co. Ltd.	25,376,000	18,112,664
	Get Nice Holdings Ltd.	1,049,864	506,272
	Glorious Sun Enterprises Ltd.	3,138,000	535,910
	Gold Peak Technology Group Ltd.	6,249,907	551,535
	Golden Resources Development International Ltd.	3,349,000	151,454
	Great Eagle Holdings Ltd.	2,479,240	5,018,203
	G-Resources Group Ltd.	374,000	384,722
#	Guotai Junan International Holdings Ltd.	9,831,000	2,607,426
	Hang Lung Group Ltd.	4,540,000	7,990,850
	Hang Lung Properties Ltd.	9,999,364	9,292,922
		Shares	Value»
HONG KONG — (Continued)
*	Harbour Centre Development Ltd.	1,779,000	$1,030,639
*	HK AI Capital Ltd.	5,488,000	68,331
*	HKR International Ltd.	8,086,400	1,112,727
	Hon Kwok Land Investment Co. Ltd.	4,440,935	416,111
	Hong Kong Ferry Holdings Co. Ltd.	1,820,000	1,126,249
*	Hong Kong Technology Venture Co. Ltd.	608,000	82,124
*	Hongkong & Shanghai Hotels Ltd.	6,683,341	5,091,878
*	Hongkong Chinese Ltd.	5,469,090	317,663
	Hung Hing Printing Group Ltd.	6,999,275	684,046
	Hutchison Telecommunications Hong Kong Holdings Ltd.	9,810,000	1,464,249
	IGG, Inc.	257,000	109,432
	Johnson Electric Holdings Ltd.	4,209,614	9,986,064
	K Wah International Holdings Ltd.	5,839,000	1,541,824
	Keck Seng Investments Hong Kong Ltd.	520,000	153,980
	Kerry Properties Ltd.	4,648,500	11,598,480
	KLN Logistics Group Ltd.	1,251,000	955,020
#	Kowloon Development Co. Ltd.	6,872,128	4,232,235
*	Lai Sun Development Co. Ltd.	7,026,996	619,917
*	Lai Sun Garment International Ltd.	5,331,359	387,228
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	331,165	20,246
*	Lerado Financial Group Co. Ltd.	65,840	2,012
	Liu Chong Hing Investment Ltd.	2,122,000	1,193,595
	Luk Fook Holdings International Ltd.	1,147,000	3,595,458
	Man Yue Technology Holdings Ltd.	306,000	60,525
	Miramar Hotel & Investment	2,135,000	2,712,794
*	Mongolian Mining Corp.	1,389,000	1,265,893

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Nanyang Holdings Ltd.	98,350	$356,892
	National Electronics Holdings	1,025,648	47,844
	Oriental Watch Holdings	5,658,587	2,373,668
	Pacific Basin Shipping Ltd.	30,087,000	12,571,435
	Pacific Textiles Holdings Ltd.	2,052,000	264,770
	PAX Global Technology Ltd.	5,382,000	2,706,175
	Pico Far East Holdings Ltd.	492,000	141,130
	Playmates Holdings Ltd.	19,241,000	1,146,268
	Safety Godown Co. Ltd.	74,000	20,295
	SAS Dragon Holdings Ltd.	36,000	34,998
	SEA Holdings Ltd.	2,129,368	346,824
	Shangri-La Asia Ltd.	2,194,000	1,156,974
	Singamas Container Holdings Ltd.	9,612,000	551,998
#*	SJM Holdings Ltd.	4,745,000	961,597
	SmarTone Telecommunications Holdings Ltd.	1,975,500	1,235,387
*	Solomon Systech International Ltd.	306,000	10,534
	Sun Hung Kai & Co. Ltd.	4,199,688	2,206,376
	TAI Cheung Holdings Ltd.	2,274,000	976,541
	Tan Chong International Ltd.	3,723,000	748,094
	Tern Properties Co. Ltd.	134,000	19,642
*	Texhong International Group Ltd.	566,500	474,255
	Texwinca Holdings Ltd.	5,106,000	736,443
	Tian Teck Land Ltd.	384,000	96,911
	Transport International Holdings Ltd.	1,283,829	1,552,888
	Truly International Holdings Ltd.	1,510,000	163,424
*	TVB Ltd.	875,400	266,672
#	United Laboratories International Holdings Ltd.	4,282,000	4,872,227
	Upbest Group Ltd.	4,476,000	371,297
	Value Partners Group Ltd.	461,000	125,296
	Vedan International Holdings Ltd.	5,252,000	467,264
	Viva Goods Co. Ltd.	1,504,000	66,253
		Shares	Value»
HONG KONG — (Continued)
	VSTECS Holdings Ltd.	1,944,000	$2,324,678
	Wing On Co. International Ltd.	2,095,500	3,599,055
	Wing Tai Properties Ltd.	172,749	44,017
*	Xingye Alloy Materials Group Ltd.	1,406,000	160,666
#	Yue Yuen Industrial Holdings Ltd.	7,360,000	13,320,219
#*	Yunfeng Financial Group Ltd.	898,000	184,324
TOTAL HONG KONG			227,156,888
IRELAND — (0.1%)
	Cairn Homes PLC	2,349,957	6,615,810
	FBD Holdings PLC (FBD ID)	5,645	113,526
*Ω	Glenveagh Properties PLC	4,729,028	13,072,161
	Permanent TSB Group Holdings PLC	115,799	395,904
TOTAL IRELAND			20,197,401
ISRAEL — (1.2%)
#	Ackerstein Group Ltd.	90,409	270,743
#	Africa Israel Residences Ltd.	16,419	1,164,403
#	Albaad Massuot Yitzhak Ltd.	29,230	287,010
	Alrov Properties & Lodgings Ltd.	13,259	1,107,334
#	Arad Ltd.	13,128	222,400
*	Ashdod Refinery Ltd.	4,585	175,744
	AudioCodes Ltd. (AUDC US)	6,798	65,125
	Ayalon Holdings Ltd.	6,846	315,496
#	Azorim-Investment Development & Construction Co. Ltd.	805,226	3,791,939
#*	Baran Group Ltd.	8,314	65,273
	Carasso Motors Ltd.	387,450	3,873,906
*	Carasso Real Estate Ltd.	51,022	549,622
	Castro Model Ltd.	1,028	49,248
	Cellcom Israel Ltd. (CEL IT)	365,186	3,940,314
	Cellcom Israel Ltd. (CELJF US)	29,907	302,061
*	Cielo-Blu Group Ltd.	129,323	126,669
	Clal Insurance Enterprises Holdings Ltd.	137,915	10,437,076
*	Compugen Ltd.	16,001	36,000

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Delek Automotive Systems Ltd.	39,884	$220,859
#	Delta Galil Ltd.	8,866	512,551
#	Diplomat Holdings Ltd.	4,967	77,082
	Direct Finance of Direct Group 2006 Ltd.	4,455	923,025
#	Dor Alon Energy in Israel 1988 Ltd.	22,296	1,352,283
*	Ellomay Capital Ltd.	536	10,585
*	Equital Ltd.	394,618	14,796,271
	Formula Systems 1985 Ltd. (FORTY IT)	2,871	302,759
#*	Gilat Satellite Networks Ltd.	144,711	1,593,842
#	Hagag Group Real Estate Development	87,519	620,903
	Hamat Group Ltd.	1,993	9,952
	Harel Insurance Investments & Financial Services Ltd.	23,514	1,348,001
*	IES Holdings Ltd.	11,496	2,874,132
*	Isracard Ltd.	1,066,468	3,728,054
	Isras Investment Co. Ltd.	13,744	3,799,643
	Issta Ltd.	25,726	751,048
*	Kamada Ltd. (KMDA US)	45,903	327,747
	Kardan Real Estate Enterprise & Development Ltd.	10,908	17,928
	Kerur Holdings Ltd.	13,040	352,211
	Klil Industries Ltd.	477	29,555
#	Land Development Nimrodi Group Ltd.	41,774	544,860
	Lapidoth Capital Ltd.	2,794	73,619
	Mediterranean Towers Ltd.	446,463	2,193,977
	MENIF - Financial Services Ltd.	10,459	79,101
	Menora Mivtachim Holdings Ltd.	331,829	51,889,385
	Meshulam Levinstein Contracting & Engineering Ltd.	5,436	679,315
*	Migdal Insurance & Financial Holdings Ltd.	728,998	4,140,875
	Mivtach Shamir Holdings Ltd.	11,585	1,626,570
	Nawi Group Ltd.	85,435	1,285,394
#	Neto Malinda Trading Ltd.	2,290	105,618
		Shares	Value»
ISRAEL — (Continued)
*	Neto ME Holdings Ltd.	1,776	$127,807
	Oil Refineries Ltd.	21,723,719	13,857,352
#	Palram Industries 1990 Ltd.	58,148	781,775
	Paz Retail & Energy Ltd.	75,130	21,213,015
*	Perion Network Ltd.	8,750	83,015
#	Plasson Industries Ltd.	13,894	729,579
#	Prashkovsky Investments & Construction Ltd.	54,397	2,362,867
	Scope Metals Group Ltd.	23,469	2,228,890
	Summit Real Estate Holdings Ltd.	545,146	8,905,145
#Ω	Tamar Petroleum Ltd.	219,905	2,149,221
*	Tera Light Ltd.	38,002	231,492
	Villar International Ltd.	4,273	242,134
*	Willi Food Investments Ltd.	461	9,125
TOTAL ISRAEL			175,968,925
ITALY — (4.7%)
#	A2A SpA	8,039,106	20,999,607
	ACEA SpA	43,978	1,068,637
#	Aeroporto Guglielmo Marconi Di Bologna SpA	5,582	62,419
#*	Aquafil SpA	118,283	187,568
	Ariston Holding NV	724,365	3,037,799
	Arnoldo Mondadori Editore SpA	269,218	651,804
	Ascopiave SpA	164,644	512,191
#	Banca IFIS SpA	368,711	6,278,295
	Banco di Desio e della Brianza SpA	516,804	10,057,375
	BPER Banca SpA	3,087,682	50,172,381
	Brembo NV	860,462	10,536,354
#	Buzzi SpA	1,563,705	74,174,868
#	Cairo Communication SpA	786,092	2,127,386
	Cementir Holding NV	1,264,274	22,084,464
*	CIR SpA-Compagnie Industriali	8,015,997	6,636,595
	Credito Emiliano SpA	1,477,196	32,482,915
	d'Amico International Shipping SA	835,332	6,959,492
#	Danieli & C Officine Meccaniche SpA (DAN IM)	291,919	21,920,556
	Danieli & C Officine Meccaniche SpA (DANR IM)	398,888	20,508,731
	Emak SpA	636,387	638,153

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	ERG SpA	276,607	$7,021,625
	Esprinet SpA	385,460	3,156,262
#	Ferretti SpA	834,551	2,781,366
	Fila SpA	86,214	933,159
	FNM SpA	2,085,479	1,101,168
	Garofalo Health Care SpA	25,820	168,157
	Gefran SpA	8,667	109,184
#	GPI SpA	11,826	187,382
#*Ω	GVS SpA	45,642	228,363
#	Hera SpA	1,987,619	8,676,355
*	IMMSI SpA	2,171,429	1,322,363
	Industrie De Nora SpA	167,772	1,243,067
#	Italmobiliare SpA	114,256	3,441,620
	Iveco Group NV	1,017,437	16,314,098
*	Kruso Kapital SpA	12,488,678	250,684
#	MARR SpA	107,165	788,086
	MFE-MediaForEurope NV, Class A	1,883,089	5,802,205
#	MFE-MediaForEurope NV (MFEA IM), Class A	1,991,738	6,053,401
#	MFE-MediaForEurope NV (MFEB IM), Class B	590,959	2,401,322
#Ω	Nexi SpA	2,805,927	13,751,530
	Orsero SpA	92,392	1,718,040
#Ω	OVS SpA	5,039,445	36,429,912
#Ω	Pirelli & C SpA	4,985,116	37,974,697
	Rizzoli Corriere Della Sera Mediagroup SpA	1,589,205	1,701,391
	Sabaf SpA	3,876	55,303
*	Safilo Group SpA	1,504,300	2,871,281
*	Salvatore Ferragamo SpA	151,346	1,778,821
*	Sogefi SpA	419,445	932,535
*	Telecom Italia SpA	18,448,975	156,666,057
#*	TREVI - Finanziaria Industriale SpA	211,640	1,118,749
	Unipol Assicurazioni SpA	2,130,474	66,661,458
#	Webuild SpA	2,045,964	5,311,397
#	Zignago Vetro SpA	20,569	176,354
TOTAL ITALY			680,224,982
JAPAN — (27.8%)
	77 Bank Ltd.	2,694,300	58,375,921
	Achilles Corp.	42,600	343,713
#	AD Works Group Co. Ltd.	384,599	981,351
	ADEKA Corp.	92,100	2,247,903
	AEON Financial Service Co. Ltd.	1,100,014	10,815,488
#	Ahresty Corp.	71,400	311,918
	Aichi Corp.	224,000	2,028,425
		Shares	Value»
JAPAN — (Continued)
	Aichi Steel Corp.	323,336	$5,932,289
	Aichi Tokei Denki Co. Ltd.	112,363	1,962,701
	Aida Engineering Ltd.	216,522	1,609,900
	Ainavo Holdings Co. Ltd.	39,200	189,193
	Aiphone Co. Ltd.	187,000	3,299,700
#	Airport Facilities Co. Ltd.	400,400	2,353,002
	Aisan Industry Co. Ltd.	766,630	11,439,371
	Akatsuki Corp.	30,400	114,136
	Akatsuki, Inc.	28,600	546,210
#*	Akebono Brake Industry Co. Ltd.	186,799	127,930
#	Albis Co. Ltd.	35,288	562,747
	Alconix Corp.	415,925	6,730,370
	Alfresa Holdings Corp.	133,500	1,936,418
#	Alinco, Inc.	70,200	485,419
#	Alpen Co. Ltd.	331,412	4,607,932
	Alpha Corp.	12,100	92,720
#	Alps Alpine Co. Ltd.	2,945,480	40,347,048
	Amuse, Inc.	22,000	268,951
#	Amvis Holdings, Inc.	7,500	17,950
#	Anabuki Kosan, Inc.	27,900	397,494
#	AOKI Holdings, Inc.	467,200	5,047,858
	Aoyama Trading Co. Ltd.	1,200,357	5,643,721
#	Arakawa Chemical Industries Ltd.	108,053	1,216,074
	Arata Corp.	201,900	3,304,622
#	Araya Industrial Co. Ltd.	50,200	838,388
#*	ARCHION Corp.	715,487	1,208,726
#	ARCLANDS Corp.	259,500	3,116,714
	Arcs Co. Ltd.	433,400	9,841,001
	Arisawa Manufacturing Co. Ltd.	421,782	6,363,958
	Artience Co. Ltd.	526,200	14,578,257
#	Artnature, Inc.	33,100	183,647
	Asahi Co. Ltd.	23,100	197,024
#	Asahi Diamond Industrial Co. Ltd.	472,836	3,227,587
#	Asahi Kogyosha Co. Ltd.	322,296	7,617,603
	Asahi Printing Co. Ltd.	6,200	34,346
	Asia Pile Holdings Corp.	544,800	5,048,798
	ASKA Pharmaceutical Holdings Co. Ltd.	332,000	4,452,978
#	Astena Holdings Co. Ltd.	600,900	1,895,953
#	Asti Corp.	5,400	79,728
	Autobacs Seven Co. Ltd.	70,900	691,157

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Awa Bank Ltd.	261,901	$13,521,839
	Bando Chemical Industries Ltd.	554,600	8,366,956
	Bank of Nagoya Ltd.	472,512	19,069,403
#	Bank of Saga Ltd.	163,934	5,702,047
	Bank of the Ryukyus Ltd.	129,813	2,371,823
	Belc Co. Ltd.	300	12,579
	Belluna Co. Ltd.	781,952	5,254,821
	BML, Inc.	17,900	401,481
#	Buffalo, Inc.	3,200	54,924
	Bunka Shutter Co. Ltd.	257,600	3,062,076
	Business Brain Showa-Ota, Inc.	2,400	15,547
	CAC Holdings Corp.	10,600	122,871
#	Carlit Co. Ltd.	348,500	4,987,100
#	Cawachi Ltd.	292,400	6,094,004
	CCI Group, Inc.	4,359,150	29,945,492
	Central Glass Co. Ltd.	539,000	13,336,431
	Chiba Kogyo Bank Ltd.	878,442	14,202,782
#	Chino Corp.	10,800	107,662
	Chiyoda Integre Co. Ltd.	154,500	3,149,735
	Chori Co. Ltd.	119,300	2,910,186
	Chubu Shiryo Co. Ltd.	489,284	5,788,272
#	Chubu Steel Plate Co. Ltd.	7,800	103,743
	Chudenko Corp.	235,560	7,255,448
	Chuetsu Pulp & Paper Co. Ltd.	82,600	1,081,196
	Chugai Ro Co. Ltd.	16,100	387,304
	Chugin Financial Group, Inc.	1,022,200	21,062,817
	Chuo Gyorui Co. Ltd.	44,200	1,008,348
	Chuo Spring Co. Ltd.	117,431	2,704,209
	Chuo Warehouse Co. Ltd.	50,500	567,774
	Citizen Watch Co. Ltd.	2,021,600	26,762,658
#	CK-San-Etsu Co. Ltd.	9,500	307,745
#	Cleanup Corp.	143,000	830,661
	CMK Corp.	537,800	2,086,479
	Cosel Co. Ltd.	107,600	831,458
	Cosmo Energy Holdings Co. Ltd.	5,700	141,845
	Cosmos Initia Co. Ltd.	3,000	24,705
#	CTI Engineering Co. Ltd.	150,300	2,981,354
#	Dai Nippon Toryo Co. Ltd.	202,750	1,772,731
#	Daido Metal Co. Ltd.	233,370	1,972,127
	Daido Steel Co. Ltd.	1,835,500	25,799,021
		Shares	Value»
JAPAN — (Continued)
	Daihatsu Infinearth Mfg Co. Ltd.	367,700	$6,282,790
	Daiho Corp.	533,800	2,654,105
#	Daiichi Jitsugyo Co. Ltd.	391,000	7,759,719
	Daiichi Kensetsu Corp.	12,800	275,244
	Daiki Aluminium Industry Co. Ltd.	49,399	454,368
	Daikyonishikawa Corp.	280,849	1,803,551
	Dainichi Co. Ltd.	207,300	1,364,386
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	582,828	4,045,525
	Daio Paper Corp.	108,499	675,275
	Daishi Hokuetsu Financial Group, Inc.	3,254,158	46,745,602
#	Daishinku Corp.	84,225	379,422
	Daisue Construction Co. Ltd.	115,300	2,498,352
#	Daito Pharmaceutical Co. Ltd.	248,164	1,944,591
	Daiwa Ltd.	17,700	190,824
#	DCM Holdings Co. Ltd.	1,772,510	17,072,390
#	Denka Co. Ltd.	177,550	3,761,203
#	Denyo Co. Ltd.	327,400	8,173,316
	DIC Corp.	1,092,182	30,034,955
#	DKS Co. Ltd.	89,979	6,953,024
	DMW Corp.	45,400	1,503,598
	Doshisha Co. Ltd.	136,200	2,542,859
	Dowa Holdings Co. Ltd.	248,600	12,683,853
#	DyDo Group Holdings, Inc.	16,200	306,114
#	Eagle Industry Co. Ltd.	407,899	7,598,720
#	EDION Corp.	2,078,900	31,593,047
#	Ehime Bank Ltd.	193,870	3,349,784
	Eizo Corp.	39,600	714,916
	EJ Holdings, Inc.	68,300	745,652
	Endo Lighting Corp.	187,200	3,035,378
#	Enomoto Co. Ltd.	46,417	676,242
#	Eslead Corp.	182,700	5,950,986
	Exedy Corp.	340,836	12,843,085
	EXEO Group, Inc.	79,800	1,303,043
#	FALCO HOLDINGS Co. Ltd.	11,900	197,859
	FCC Co. Ltd.	519,945	12,084,058
	Feed One Co. Ltd.	358,280	2,881,129
	Ferrotec Corp.	276,414	13,942,101
#	FIDEA Holdings Co. Ltd.	23,996	322,602
#	First Bank of Toyama Ltd.	612,100	11,049,633

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FJ Next Holdings Co. Ltd.	434,760	$5,175,714
#	Foster Electric Co. Ltd.	112,190	1,985,958
#	F-Tech, Inc.	8,300	35,134
#	Fuji Co. Ltd.	12,300	156,699
#	Fuji Corp. Ltd.	114,946	532,504
#	Fuji Die Co. Ltd.	10,200	60,678
#	Fuji Pharma Co. Ltd.	151,200	1,756,749
	Fuji Seal International, Inc.	278,670	5,249,969
#	Fujicco Co. Ltd.	46,200	462,270
#	Fujikura Composites, Inc.	400,700	6,242,418
	Fujikura Kasei Co. Ltd.	83,500	449,346
#	FuKoKu Co. Ltd.	188,600	2,214,026
	Fukuda Corp.	209,600	5,056,877
#	Fukui Bank Ltd.	33,600	1,184,466
	Fukuyama Transporting Co. Ltd.	285,162	10,628,484
	Furukawa Co. Ltd.	436,056	9,555,799
#	Furuno Electric Co. Ltd.	320,200	14,416,609
#	Fuso Pharmaceutical Industries Ltd.	36,001	489,831
	Futaba Industrial Co. Ltd.	1,140,900	7,364,816
	Fuyo General Lease Co. Ltd.	618,600	17,561,367
	Gakken Holdings Co. Ltd.	206,200	1,313,772
#	Gecoss Corp.	282,700	3,079,106
	Geo Holdings Corp.	357,800	4,671,839
#	GLOBERIDE, Inc.	38,300	611,009
	Glory Ltd.	380,752	10,824,192
#	GMS Group Co. Ltd.	381,744	854,087
#	Godo Steel Ltd.	119,000	2,111,525
	Goldcrest Co. Ltd.	157,930	3,204,209
#	Grandy House Corp.	194,800	661,028
	GS Yuasa Corp.	365,700	12,315,639
#	GSI Creos Corp.	179,414	2,984,752
	G-Tekt Corp.	453,549	6,110,018
	Gun-Ei Chemical Industry Co. Ltd.	31,300	853,377
	Gunma Bank Ltd.	5,359,796	84,231,113
	Gunze Ltd.	622,992	15,675,415
	H.U. Group Holdings, Inc.	2,971	63,493
	H2O Retailing Corp.	1,135,939	20,321,862
#	Hagihara Industries, Inc.	64,105	715,909
	Hamakyorex Co. Ltd.	325,100	3,729,558
	Hanwa Co. Ltd.	3,155,000	33,509,438
	Harima Chemicals Group, Inc.	68,000	474,201
		Shares	Value»
JAPAN — (Continued)
#	Hashimoto Sogyo Holdings Co. Ltd.	6,300	$55,637
	Heiwado Co. Ltd.	441,010	7,368,381
	Hibiya Engineering Ltd.	107,800	1,865,249
	Hirakawa Hewtech Corp.	39,984	788,011
#	Hirano Tecseed Co. Ltd.	20,400	205,224
	Hirata Corp.	32,496	568,594
	Hirogin Holdings, Inc.	3,637,581	49,784,875
	Hisaka Works Ltd.	145,400	1,446,260
#	Hodogaya Chemical Co. Ltd.	103,648	1,321,597
#	Hokkaido Coca-Cola Bottling Co. Ltd.	130,098	3,271,337
#	Hokkan Holdings Ltd.	79,500	1,188,666
#	Hokko Chemical Industry Co. Ltd.	361,100	4,141,873
#	Hokuetsu Corp.	2,414,074	13,815,692
	Hokuhoku Financial Group, Inc.	1,279,210	59,187,498
	Hokuriku Electric Industry Co. Ltd.	112,268	1,641,798
	Hokuriku Electrical Construction Co. Ltd.	184,720	1,707,877
	H-One Co. Ltd.	5,100	49,147
#	Hoosiers Holdings Co. Ltd.	264,300	2,052,636
	Hosiden Corp.	944,500	16,770,630
	Hosokawa Micron Corp.	2,300	72,154
#	Howa Machinery Ltd.	67,620	577,698
	Hyakugo Bank Ltd.	2,616,190	32,704,430
	Hyakujushi Bank Ltd.	448,396	7,900,656
	Ichikawa Co. Ltd.	3,800	78,204
	Ichiken Co. Ltd.	104,406	1,719,317
	Ichikoh Industries Ltd.	287,700	949,972
	Ichinen Holdings Co. Ltd.	185,800	2,753,183
	Icom, Inc.	4,300	88,186
#	Iino Kaiun Kaisha Ltd.	574,600	5,328,237
#	Inaba Seisakusho Co. Ltd.	108,900	1,163,293
	Inabata & Co. Ltd.	611,100	15,112,903
#	Ines Corp.	427,100	5,692,317
	INFRONEER Holdings, Inc.	755,900	12,229,383
#	Innotech Corp.	320,700	6,644,074
	Iriso Electronics Co. Ltd.	101,499	1,729,165
#	Iseki & Co. Ltd.	101,613	1,168,200
	Ishihara Sangyo Kaisha Ltd.	760,400	13,992,985
	Ishizuka Glass Co. Ltd.	15,199	282,346
	Itochu Enex Co. Ltd.	507,700	6,886,469

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itoham Yonekyu Holdings, Inc.	289,940	$8,923,188
	IwaiCosmo Holdings, Inc.	426,000	11,103,938
	Iwatani Corp.	338,500	4,308,765
	Iyogin Holdings, Inc.	1,439,200	32,381,227
	Izumi Co. Ltd.	300,300	1,885,714
	J Trust Co. Ltd.	34,800	177,229
	Jaccs Co. Ltd.	437,900	10,268,539
	JAFCO Group Co. Ltd.	447,500	6,279,471
	JANOME Corp.	261,100	2,124,919
#	Japan Cash Machine Co. Ltd.	10,000	70,686
#	Japan Foundation Engineering Co. Ltd.	225,300	1,029,364
#	Japan Medical Dynamic Marketing, Inc.	57,400	311,003
	Japan Oil Transportation Co. Ltd.	35,321	1,174,857
	Japan Pulp & Paper Co. Ltd.	2,185,500	15,231,680
	Japan Securities Finance Co. Ltd.	342,100	5,094,068
	Japan Transcity Corp.	844,100	7,113,741
#	Japan Wool Textile Co. Ltd.	781,900	9,324,722
#	JK Holdings Co. Ltd.	260,000	2,251,948
#	JMS Co. Ltd.	79,661	226,144
	J-Oil Mills, Inc.	309,100	4,050,566
	Joshin Corp.	140,639	3,470,112
	JSP Corp.	149,099	2,355,787
	JTEKT Corp.	614,079	8,408,704
	Juroku Financial Group, Inc.	2,124,500	31,181,586
	K&O Energy Group, Inc.	506,000	5,734,723
	Kamei Corp.	564,500	13,679,428
#	Kanaden Corp.	340,900	5,215,959
	Kanadevia Corp.	18,400	135,353
#	Kanagawa Chuo Kotsu Co. Ltd.	1,600	38,840
	Kanamoto Co. Ltd.	374,941	12,215,128
	Kandenko Co. Ltd.	269,577	8,966,679
	Kaneka Corp.	680,600	24,213,234
	Kanematsu Corp.	624,660	8,153,760
	Kanto Denka Kogyo Co. Ltd.	168,929	2,755,999
	Katakura Industries Co. Ltd.	133,500	2,352,460
#	Kawada Technologies, Inc.	853,500	6,729,058
		Shares	Value»
JAPAN — (Continued)
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,808	$61,171
	Keihin Co. Ltd.	31,700	564,229
	KEIWA, Inc.	14,100	108,628
	Keiyo Bank Ltd.	1,178,570	19,304,544
	KEL Corp.	4,000	35,484
	Kenko Mayonnaise Co. Ltd.	141,130	1,806,968
	Kimoto Co. Ltd.	49,900	71,195
	Kimura Unity Co. Ltd.	193,200	1,121,707
#	Kitagawa Corp.	28,619	293,944
	Kita-Nippon Bank Ltd.	10,643	440,286
	Kitano Construction Corp.	346,108	2,492,453
	Kitz Corp.	379,300	5,149,553
	Kiyo Bank Ltd.	323,800	9,417,251
#	KNT-CT Holdings Co. Ltd.	2,848	34,138
	Koa Corp.	151,678	2,081,212
#	Koatsu Gas Kogyo Co. Ltd.	211,400	1,414,767
	Kohnan Shoji Co. Ltd.	189,376	4,984,374
	Koike Sanso Kogyo Co. Ltd.	21,400	203,687
#	Kojima Co. Ltd.	112,200	970,565
	Komatsu Matere Co. Ltd.	5,035	22,380
	Komatsu Wall Industry Co. Ltd.	308,800	5,382,754
	Komeri Co. Ltd.	474,800	11,488,171
	Komori Corp.	208,371	2,419,848
	Konica Minolta, Inc.	1,148,690	4,196,882
	Konoike Transport Co. Ltd.	387,600	7,248,330
#	Konoshima Chemical Co. Ltd.	12,588	124,165
#	KPP Group Holdings Co. Ltd.	494,812	3,428,960
#	KRS Corp.	213,300	3,845,071
	K's Holdings Corp.	556,700	6,594,315
	KU Holdings Co. Ltd.	213,600	1,613,879
	Kumagai Gumi Co. Ltd.	424,040	3,776,351
#	Kumiai Chemical Industry Co. Ltd.	227,700	1,045,314
#	Kurabo Industries Ltd.	271,400	16,737,278
	Kureha Corp.	283,700	7,588,422
#	Kurimoto Ltd.	893,000	8,443,118
	Kuriyama Holdings Corp.	109,370	1,123,880
	KVK Corp.	2,500	36,402
	KYB Corp.	605,600	16,992,100
#	Kyodo Printing Co. Ltd.	313,200	3,206,806
#	Kyoei Steel Ltd.	280,843	3,398,735

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyokuto Boeki Kaisha Ltd.	9,400	$104,228
	Kyokuto Kaihatsu Kogyo Co. Ltd.	586,750	8,620,239
	Kyokuto Securities Co. Ltd.	87,957	975,116
#	Kyokuyo Co. Ltd.	62,799	1,787,844
	Kyorin Pharmaceutical Co. Ltd.	145,799	1,043,124
	Kyosan Electric Manufacturing Co. Ltd.	853,900	4,610,989
#	Kyowa Electronic Instruments Co. Ltd.	232,900	1,152,792
	Kyowa Leather Cloth Co. Ltd.	122,300	685,425
	Kyushu Financial Group, Inc.	223,780	2,056,943
	Kyushu Leasing Service Co. Ltd.	85,000	839,616
	Lintec Corp.	89,000	3,411,841
#	Look Holdings, Inc.	127,599	2,076,333
	Mabuchi Motor Co. Ltd.	221,000	2,289,290
#	Maezawa Holdings Co. Ltd.	335,394	3,783,867
#	Maezawa Kyuso Industries Co. Ltd.	317,000	3,116,573
	Makino Milling Machine Co. Ltd.	301,512	26,192,760
#	Mamiya-Op Co. Ltd.	13,600	92,961
	Mars Group Holdings Corp.	20,000	393,916
#	Marubun Corp.	360,600	3,799,057
#	Marudai Food Co. Ltd.	339,574	4,885,587
	Maruichi Steel Tube Ltd.	646,500	7,219,757
#	Maruyama Manufacturing Co., Inc.	14,300	240,572
#	Maruzen CHI Holdings Co. Ltd.	16,900	38,573
	Maruzen Showa Unyu Co. Ltd.	291,200	13,974,281
	Marvelous, Inc.	4,600	13,465
	Matsuda Sangyo Co. Ltd.	182,000	6,119,145
	Matsui Construction Co. Ltd.	272,400	2,484,605
	Maxell Ltd.	276,958	3,560,752
	Medipal Holdings Corp.	5,400	97,235
#	Medius Holdings Co. Ltd.	10,800	52,734
		Shares	Value»
JAPAN — (Continued)
	Megmilk Snow Brand Co. Ltd.	628,169	$14,808,042
#	Meiji Electric Industries Co. Ltd.	67,300	923,673
#	Meiji Shipping Group Co. Ltd.	15,400	78,473
	Meisei Industrial Co. Ltd.	454,000	5,762,743
#	Meiwa Corp.	112,500	633,229
#	Meiwa Estate Co. Ltd.	191,600	1,000,941
	Menicon Co. Ltd.	50,390	547,700
#	Mie Kotsu Group Holdings, Inc.	84,846	294,061
#	Mikuni Corp.	21,352	48,978
#	Miraial Co. Ltd.	59,462	576,213
	Miraini Holdings Co. Ltd.	247,996	3,569,154
	Mirait One Corp.	902,609	19,938,512
#	Mirarth Holdings, Inc.	656,546	1,686,061
	Mitani Sangyo Co. Ltd.	146,500	637,820
	Mito Securities Co. Ltd.	214,771	1,092,119
	Mitsuba Corp.	339,641	2,527,588
	Mitsubishi Kakoki Kaisha Ltd.	300,300	5,866,314
	Mitsubishi Materials Corp.	1,758,976	45,653,273
#	Mitsubishi Paper Mills Ltd.	100,035	700,337
#	Mitsubishi Pencil Co. Ltd.	34,300	594,937
	Mitsubishi Steel Manufacturing Co. Ltd.	169,116	2,293,296
	Mitsui DM Sugar Co. Ltd.	207,506	4,466,311
	Mitsuuroko Group Holdings Co. Ltd.	443,400	5,856,315
	Miyazaki Bank Ltd.	341,130	4,958,553
#	Miyoshi Oil & Fat Co. Ltd.	22,600	271,297
	Mizuho Leasing Co. Ltd.	1,902,300	16,263,238
	Mizuno Corp.	73,037	1,684,294
#	MORESCO Corp.	6,100	82,061
	Moriroku Co. Ltd.	77,699	1,219,622
	Morita Holdings Corp.	140,100	2,204,840
	Morito Co. Ltd.	156,500	1,764,721
#	Mory Industries, Inc.	599,500	3,596,413
	MrMax Holdings Ltd.	133,475	655,697
	Muninova Holdings, Inc.	464,000	1,293,738
	Murakami Corp.	58,700	2,446,055
	Musashi Seimitsu Industry Co. Ltd.	109,500	2,163,766

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Musashino Bank Ltd.	1,012,134	$16,150,024
	Muto Seiko Co.	5,100	72,646
	Nachi-Fujikoshi Corp.	89,888	3,039,861
	Nadex Co. Ltd.	4,300	32,158
#	Nafco Co. Ltd.	63,200	887,752
#	Nagano Keiki Co. Ltd.	44,000	1,024,017
	Nagase & Co. Ltd.	5,872,800	41,422,392
#	Nakabayashi Co. Ltd.	226,600	822,360
	Nakano Corp.	24,800	205,518
	Nakayama Steel Works Ltd.	398,900	1,636,957
	Nanto Bank Ltd.	556,730	5,944,925
	Narasaki Sangyo Co. Ltd.	34,900	921,943
	Nasu Denki Tekko Co. Ltd.	6,600	824,868
#	Natori Co. Ltd.	6,400	79,251
	NEC Capital Solutions Ltd.	222,900	5,786,031
	Neturen Co. Ltd.	681,800	5,878,945
	NHK Spring Co. Ltd.	2,209,000	48,972,556
	Nicca Chemical Co. Ltd.	37,899	475,048
	Nice Corp.	13,500	163,246
	Nichicon Corp.	23,900	424,722
	Nichiden Corp.	47,100	909,488
	Nichiha Corp.	54,300	1,044,717
#	Nichimo Co. Ltd.	115,100	1,719,551
#	Nichireki Group Co. Ltd.	461,800	6,375,341
	Nichirin Co. Ltd.	113,560	2,929,379
	Nihon Denkei Co. Ltd.	75,950	1,256,571
#	Nihon House Holdings Co. Ltd.	39,297	76,310
	Nihon Kagaku Sangyo Co. Ltd.	86,300	1,131,668
	Nihon Nohyaku Co. Ltd.	595,900	4,004,306
	Nihon Parkerizing Co. Ltd.	78,800	815,885
	Nihon Tokushu Toryo Co. Ltd.	146,300	2,261,158
#	Nihon Yamamura Glass Co. Ltd.	31,599	543,362
	Nikkiso Co. Ltd.	814,204	18,824,140
#	Nikko Co. Ltd.	479,200	2,942,964
#	Nikkon Holdings Co. Ltd.	1,357,500	42,846,716
	Nippi, Inc.	14,300	1,090,258
	Nippn Corp.	588,900	10,378,413
	Nippon Beet Sugar Manufacturing Co. Ltd.	54,999	1,732,815
	Nippon Carbide Industries Co., Inc.	66,406	1,319,313
#	Nippon Carbon Co. Ltd.	8,900	263,102
		Shares	Value»
JAPAN — (Continued)
#	Nippon Chemical Industrial Co. Ltd.	52,083	$1,902,941
	Nippon Chemi-Con Corp.	124,884	2,380,609
#	Nippon Concrete Industries Co. Ltd.	150,099	319,781
	Nippon Denko Co. Ltd.	736,100	1,953,309
	Nippon Densetsu Kogyo Co. Ltd.	366,299	9,164,203
	Nippon Electric Glass Co. Ltd.	1,185,900	39,066,725
	Nippon Hume Corp.	325,800	2,129,218
	Nippon Kayaku Co. Ltd.	994,000	11,945,021
	Nippon Kodoshi Corp.	1,000	40,924
	Nippon Light Metal Holdings Co. Ltd.	446,517	7,511,359
#	Nippon Paper Industries Co. Ltd.	1,291,857	11,125,843
	Nippon Rietec Co. Ltd.	27,640	416,632
	Nippon Seiki Co. Ltd.	497,000	7,525,765
	Nippon Seisen Co. Ltd.	238,400	1,984,920
#	Nippon Sharyo Ltd.	37,899	797,754
#*	Nippon Sheet Glass Co. Ltd.	739,307	2,214,913
	Nippon Shinyaku Co. Ltd.	15,400	327,569
	Nippon Shokubai Co. Ltd.	1,220,300	16,415,610
	Nippon Signal Co. Ltd.	473,609	4,722,750
	Nippon Soda Co. Ltd.	881,800	21,054,701
	Nippon Thompson Co. Ltd.	400,363	4,369,050
#	Nippon Yakin Kogyo Co. Ltd.	261,546	8,213,154
	Nipro Corp.	972,796	9,924,051
	Nishikawa Rubber Co. Ltd.	36,900	756,985
	Nishi-Nippon Financial Holdings, Inc.	1,992,400	52,654,803
	Nishio Holdings Co. Ltd.	196,700	5,276,490
	Nissan Shatai Co. Ltd.	31,100	187,925
	Nissan Tokyo Sales Holdings Co. Ltd.	504,200	1,717,082
	Nissha Co. Ltd.	34,115	281,019
	Nisshin Group Holdings Co. Ltd.	695,400	2,907,448
	Nisshin Oillio Group Ltd.	1,857,600	22,177,144
	Nisshinbo Holdings, Inc.	1,850,374	24,860,554

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissui Corp.	1,329,700	$10,485,433
	Nitta Corp.	135,096	5,376,269
	Nitta Gelatin, Inc.	99,437	805,961
	Nittetsu Mining Co. Ltd.	1,437,990	26,939,429
#	Nitto Fuji Flour Milling Co. Ltd.	250,000	2,884,966
	Nitto Kohki Co. Ltd.	23,400	250,273
	Nitto Seiko Co. Ltd.	483,147	2,366,227
	Nittoku Co. Ltd.	25,900	421,098
	NOK Corp.	894,320	16,900,283
	Noritake Co. Ltd.	834,200	17,517,320
	Noritsu Koki Co. Ltd.	580,200	7,057,419
#	Noritz Corp.	269,062	4,003,134
	North Pacific Bank Ltd.	4,002,800	28,697,996
	NPR-RIKEN Corp.	315,445	7,980,520
#	NS United Kaiun Kaisha Ltd.	224,700	11,271,665
	NSK Ltd.	506,200	3,605,635
	NTN Corp.	6,022,348	14,559,905
#	Ogaki Kyoritsu Bank Ltd.	53,330	2,373,489
	Ohara, Inc.	17,700	158,230
	Ohashi Technica, Inc.	367,600	2,641,454
	Oiles Corp.	39,800	708,554
	Oita Bank Ltd.	6,000	95,437
#	Okabe Co. Ltd.	220,659	1,269,764
	Okamoto Industries, Inc.	400	14,960
	Okamoto Machine Tool Works Ltd.	16,300	504,742
	Okasan Securities Group, Inc.	1,210,300	8,368,984
	Oki Electric Industry Co. Ltd.	992,285	16,760,860
	Okinawa Financial Group, Inc.	172,328	7,845,981
	OKUMA Corp.	70,900	2,165,427
	Okumura Corp.	306,400	11,055,946
#	Okura Industrial Co. Ltd.	141,749	4,918,341
#	Okuwa Co. Ltd.	61,592	312,098
	Onamba Co. Ltd.	6,800	66,902
#	Onoken Co. Ltd.	215,049	1,934,393
	Orient Corp.	152,452	860,994
	Oriental Shiraishi Corp.	791,600	1,812,540
#*	Osaka Steel Co. Ltd.	314,600	4,908,998
	Osaki Electric Co. Ltd.	313,760	2,904,199
	OUG Holdings, Inc.	24,500	679,052
	Oyo Corp.	30,500	531,235
#	Pack Corp.	78,900	715,697
	Parker Corp.	31,800	311,540
#	Pegasus Co. Ltd.	81,979	266,871
	PHC Holdings Corp.	31,800	219,675
		Shares	Value»
JAPAN — (Continued)
#	Pickles Holdings Co. Ltd.	2,995	$21,597
	Piolax, Inc.	417,387	4,549,341
	Press Kogyo Co. Ltd.	1,813,900	9,738,098
	Prima Meat Packers Ltd.	12,400	192,952
	Procrea Holdings, Inc.	42,746	1,063,640
#	PS Construction Co. Ltd.	135,129	1,911,874
#	Rasa Corp.	105,200	1,233,021
#	Rasa Industries Ltd.	466,900	5,227,456
	Rengo Co. Ltd.	1,471,700	13,756,155
#*	RENOVA, Inc.	200,345	1,163,405
	Restar Corp.	127,700	3,263,924
#	Retail Partners Co. Ltd.	55,800	478,632
	Rheon Automatic Machinery Co. Ltd.	6,499	61,489
#	Rhythm Co. Ltd.	124,300	3,005,804
	Ricoh Leasing Co. Ltd.	358,800	15,080,780
	Riken Technos Corp.	926,300	12,745,315
	Rion Co. Ltd.	9,500	196,480
#	Rokko Butter Co. Ltd.	11,400	76,028
	Ryobi Ltd.	378,132	6,000,291
	RYODEN Corp.	367,300	10,001,867
	S Foods, Inc.	33,200	571,021
#	Sac's Bar Holdings, Inc.	5,800	28,109
#	Sakai Chemical Industry Co. Ltd.	248,584	6,145,122
#	Sakai Heavy Industries Ltd.	130,500	1,775,301
	Sakata INX Corp.	367,030	5,725,009
#	Sala Corp.	661,540	4,736,421
#	San Holdings, Inc.	380,500	3,451,245
	San ju San Financial Group, Inc.	430,920	5,096,540
	San-Ai Obbli Co. Ltd.	688,300	10,010,708
	San-In Godo Bank Ltd.	2,961,500	42,921,520
	Sanki Engineering Co. Ltd.	259,500	3,691,300
#	Sanko Gosei Ltd.	363,747	2,202,010
	Sanko Metal Industrial Co. Ltd.	205,500	1,635,467
	Sankyo Seiko Co. Ltd.	296,700	1,491,992
#	Sankyo Tateyama, Inc.	119,136	486,017
#	Sanoh Industrial Co. Ltd.	244,400	1,218,951
	Sansei Technologies, Inc.	94,723	1,383,434

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sansha Electric Manufacturing Co. Ltd.	142,400	$983,878
	Sanshin Electronics Co. Ltd.	7,400	134,233
	Sanyo Chemical Industries Ltd.	80,600	2,439,584
	Sanyo Denki Co. Ltd.	126,800	4,292,487
	Sanyo Industries Ltd.	42,000	1,230,216
	Sanyo Shokai Ltd.	25,900	789,820
	Sanyo Trading Co. Ltd.	307,200	1,661,565
	Sata Construction Co. Ltd.	8,900	61,607
	Sato Corp.	22,800	348,353
#	Sato Shoji Corp.	236,800	4,777,349
#	SAXA, Inc.	193,797	2,457,131
*	SBI ARUHI Corp.	7,100	36,185
	Scroll Corp.	4,900	52,209
	SEC Carbon Ltd.	19,700	300,959
	Seibu Electric & Machinery Co. Ltd.	5,500	109,836
	Seika Corp.	236,898	3,854,772
	Seiko Group Corp.	435,128	21,274,754
	Sekisui Jushi Corp.	240,013	4,419,986
	Sekisui Kasei Co. Ltd.	12,397	40,825
	Senshu Ikeda Holdings, Inc.	4,018,444	23,557,414
	Shibaura Machine Co. Ltd.	215,400	5,519,851
	Shibusawa Logistics Corp.	605,200	6,891,270
#	Shibuya Corp.	45,600	1,242,883
	Shiga Bank Ltd.	815,000	12,109,817
	Shikibo Ltd.	4,570	29,852
	Shikoku Bank Ltd.	277,699	5,743,277
#	Shinagawa Refra Co. Ltd.	527,900	6,787,331
#	Shindengen Electric Manufacturing Co. Ltd.	40,199	840,491
	Shinko Shoji Co. Ltd.	37,400	365,069
	Shinmaywa Industries Ltd.	233,600	2,861,507
	Shinnihon Corp.	492,000	6,485,941
	Shinsho Corp.	342,197	5,495,430
	Shinwa Co. Ltd. (3447 JP)	52,300	325,204
#	Shinwa Co. Ltd. (7607 JP)	2,700	53,543
	Shizuoka Gas Co. Ltd.	729,000	5,747,001
	Showa Sangyo Co. Ltd.	111,063	2,468,390
	Siix Corp.	242,920	2,115,265
		Shares	Value»
JAPAN — (Continued)
#	Sinanen Holdings Co. Ltd.	119,700	$4,964,017
	Sintokogio Ltd.	276,362	1,980,793
	SK-Electronics Co. Ltd.	18,563	399,525
	SKY Perfect JSAT Corp.	2,522,000	32,850,087
#	SMK Corp.	11,549	220,181
#	Soda Nikka Co. Ltd.	150,900	1,136,684
	Sodick Co. Ltd.	182,366	1,883,688
#	Soken Chemical & Engineering Co. Ltd.	172,000	3,327,318
	Space Co. Ltd.	7,400	67,070
#	SPK Corp.	220,472	1,913,357
	Stanley Electric Co. Ltd.	9,300	202,654
	Star Mica Holdings Co. Ltd.	21,529	204,936
	Starzen Co. Ltd.	544,270	4,591,237
#	Stella Chemifa Corp.	29,600	943,154
#	Subaru Enterprise Co. Ltd.	54,200	1,239,343
#	Sugimoto & Co. Ltd.	267,838	2,171,824
	SUMCO Corp.	1,281,554	26,054,013
#	Sumida Corp.	296,216	2,366,795
#	Suminoe Co. Ltd.	114,100	832,933
	Sumitomo Heavy Industries Ltd.	132,300	4,276,852
	Sumitomo Osaka Cement Co. Ltd.	408,324	13,803,738
#	Sumitomo Seika Chemicals Co. Ltd.	633,570	4,836,611
	Sumitomo Warehouse Co. Ltd.	1,109,800	28,232,887
	Sun Frontier Fudousan Co. Ltd.	69,800	1,095,008
#	Suncall Corp.	40,800	319,479
#	Sun-Wa Technos Corp.	257,700	5,769,265
	Suruga Bank Ltd.	2,652,300	42,952,462
	Suzuken Co. Ltd.	23,538	750,933
#	Suzuki Co. Ltd.	189,523	3,518,546
	T Hasegawa Co. Ltd.	54,900	1,114,756
#	T RAD Co. Ltd.	649,000	5,978,662
#	Tachibana Eletech Co. Ltd.	368,520	7,920,365
	Tachikawa Corp.	207,261	3,418,340
	Tachi-S Co. Ltd.	219,100	3,087,576
	Tadano Ltd.	268,900	2,234,665
	Taihei Dengyo Kaisha Ltd.	716,300	10,747,633
	Taiheiyo Cement Corp.	1,120,921	28,384,731
#	Taiho Kogyo Co. Ltd.	39,299	268,926
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	5,600	88,840

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiyo Yuden Co. Ltd.	642,815	$39,752,399
	Takamatsu Construction Group Co. Ltd.	166,800	3,886,978
#	Takamiya Co. Ltd.	43,800	115,213
#	Takaoka Toko Co. Ltd.	221,344	9,473,852
	Takara Holdings, Inc.	50,400	657,515
	Takara Standard Co. Ltd.	549,853	10,354,970
	Takasago International Corp.	837,550	6,311,849
#	Takashima & Co. Ltd.	401,200	2,037,820
	Takashimaya Co. Ltd.	1,745,934	24,959,619
#	TAKEBISHI Corp.	66,700	1,014,816
	Tamura Corp.	479,838	2,383,896
	Tanabe Engineering Corp.	26,400	376,455
#	Tayca Corp.	100,383	1,387,091
#	Tbk Co. Ltd.	36,400	75,769
#	Techno Ryowa Ltd.	201,570	7,024,925
	Teijin Ltd.	986,626	10,055,221
	Teikoku Tsushin Kogyo Co. Ltd.	158,200	2,729,139
#	Tera Probe, Inc.	24,296	1,510,263
#	Terasaki Electric Co. Ltd.	19,800	498,596
#	Tess Holdings Co. Ltd.	230,400	960,787
	Tigers Polymer Corp.	212,200	1,322,726
	Toa Corp. (1885 JP)	1,006,400	12,625,056
	Toa Corp. (6809 JP)	151,167	1,534,158
#	TOA ROAD Corp.	22,800	231,953
	Toagosei Co. Ltd.	1,609,200	17,988,662
	TOBISHIMA HOLDINGS, Inc.	232,576	3,001,524
	Toda Corp.	1,960,100	18,196,478
	Toenec Corp.	1,074,700	13,686,730
	Togami Electric Manufacturing Co. Ltd.	13,600	457,939
	Toho Bank Ltd.	1,006,945	5,374,261
#	Toho Holdings Co. Ltd.	36,600	922,990
#	Tohoku Bank Ltd.	50,670	457,858
	Tokai Carbon Co. Ltd.	790,971	7,543,432
#	Tokai Corp.	92,163	1,410,458
	Tokai Rika Co. Ltd.	809,900	15,970,825
	Tokai Tokyo Financial Holdings, Inc.	2,663,365	13,301,635
#	Tokushu Tokai Paper Co. Ltd.	484,143	6,318,138
	Tokuyama Corp.	966,667	22,674,660
#	Tokyo Energy & Systems, Inc.	432,110	5,352,845
	Tokyo Kiraboshi Financial Group, Inc.	2,703,104	28,418,347
		Shares	Value»
JAPAN — (Continued)
#	Tokyo Rope Manufacturing Co. Ltd.	161,100	$1,959,254
#	Tokyo Sangyo Co. Ltd.	298,700	1,545,760
	Tokyo Steel Manufacturing Co. Ltd.	48,800	541,558
#	Tokyo Tekko Co. Ltd.	364,500	4,380,880
	Tokyu Construction Co. Ltd.	154,300	1,120,586
	Toli Corp.	929,700	3,876,930
	Tomato Bank Ltd.	37,900	387,568
#	Tomen Devices Corp.	3,400	440,479
	Tomoe Corp.	634,100	7,252,045
#	Tomoe Engineering Co. Ltd.	284,700	3,441,498
#	Tomoku Co. Ltd.	233,164	6,571,357
	TOMONY Holdings, Inc.	666,786	4,129,622
	Topre Corp.	357,299	6,258,860
	Topy Industries Ltd.	94,899	1,737,784
	Tosho Co. Ltd.	53,299	255,563
	Towa Bank Ltd.	255,402	2,100,519
	Towa Pharmaceutical Co. Ltd.	154,340	3,860,614
	Toyo Kanetsu KK	179,000	2,722,248
	Toyo Logistics Co. Ltd.	1,499	18,924
#	Toyo Tanso Co. Ltd.	18,575	753,807
	Toyo Tire Corp.	1,180,692	31,317,154
#	Toyo Wharf & Warehouse Co. Ltd.	11,799	136,717
	Toyobo Co. Ltd.	318,573	2,996,772
	Toyoda Gosei Co. Ltd.	318,601	10,999,205
	Toyota Boshoku Corp.	172,700	2,409,798
	TPR Co. Ltd.	452,942	4,207,047
	Trinity Industrial Corp.	12,100	92,688
	Trusco Nakayama Corp.	31,500	474,963
	TS Tech Co. Ltd.	1,113,800	12,776,208
	TSI Holdings Co. Ltd.	623,305	4,804,329
	Tsubakimoto Chain Co.	1,219,563	19,567,809
	Tsubakimoto Kogyo Co. Ltd.	62,100	1,112,536
	Tsukishima Holdings Co. Ltd.	462,530	7,879,095
	Tsukuba Bank Ltd.	297,767	1,141,808
	Tsumura & Co.	112,338	2,688,379
#	Tsurumi Manufacturing Co. Ltd.	382,600	5,282,427
	TV Asahi Holdings Corp.	168,700	3,307,067

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tv Tokyo Holdings Corp.	128,400	$2,771,476
	TYK Corp.	467,200	2,024,876
	UACJ Corp.	2,597,076	37,907,798
	UBE Corp.	1,270,355	25,156,966
	Ueki Corp.	29,200	495,415
	Umios Corp.	1,824,612	14,951,869
	Unipres Corp.	269,639	2,241,638
#	UNISOL Holdings Corp.	126,014	2,261,825
#	United Super Markets Holdings, Inc.	240,600	1,241,334
	Ushio, Inc.	19,400	450,218
	Valor Holdings Co. Ltd.	325,830	6,650,592
	Vital KSK Holdings, Inc.	142,600	1,493,990
	VT Holdings Co. Ltd.	197,564	609,164
#	Wakachiku Construction Co. Ltd.	148,800	3,344,525
	Wakita & Co. Ltd.	832,300	9,999,932
	Warabeya Nichiyo Holdings Co. Ltd.	162,768	2,838,206
#	Wellneo Sugar Co. Ltd.	177,200	3,071,075
	World Co. Ltd.	557,000	5,602,132
	World Holdings Co. Ltd.	4,300	71,317
	Wowow, Inc.	1,900	12,051
	Xebio Holdings Co. Ltd.	133,846	921,184
	Yahagi Construction Co. Ltd.	226,300	2,691,484
	YAKUODO Holdings Co. Ltd.	1,900	20,541
	YAMABIKO Corp.	353,145	8,502,474
	Yamae Group Holdings Co. Ltd.	20,736	364,340
	Yamaguchi Financial Group, Inc.	230,247	4,257,550
#	Yamatane Corp.	406,198	5,362,019
	Yamato Corp.	337,500	4,207,180
#	Yamaya Corp.	48,400	632,337
	Yamazen Corp.	219,500	2,431,691
	Yasuda Logistics Corp.	316,700	5,023,424
	Yellow Hat Ltd.	503,600	5,702,352
#	Yodoko Ltd.	2,169,300	18,786,949
	Yokogawa Bridge Holdings Corp.	223,000	4,125,881
#	Yokorei Co. Ltd.	883,400	11,755,910
	Yokowo Co. Ltd.	11,175	275,152
	Yondenko Corp.	430,100	5,388,609
#	Yorozu Corp.	53,407	298,584
	Yotai Refractories Co. Ltd.	7,800	85,673
	Yuasa Co. Ltd.	48,900	1,773,742
		Shares	Value»
JAPAN — (Continued)
	Yuasa Funashoku Co. Ltd.	157,196	$1,627,366
	Yuken Kogyo Co. Ltd.	6,300	119,511
	Yurtec Corp.	1,000,000	14,893,889
	Yushiro, Inc.	154,200	2,758,645
	Zacros Corp.	266,400	2,239,349
	Zeon Corp.	590,900	8,286,495
TOTAL JAPAN			4,030,671,352
NETHERLANDS — (2.9%)
	Aalberts NV	226,388	11,212,124
#	Acomo NV	10,698	293,536
	Aegon Ltd. (AEG US)	1,068,205	10,083,855
	Aegon Ltd. (AGN NA)	900,095	8,553,963
#	Aperam SA	869,376	45,922,876
#	Brunel International NV	42,825	370,305
	Corbion NV	347,283	7,589,511
*	Flow Traders Ltd.	332,050	10,132,083
	ForFarmers NV	466,349	3,162,886
#	Fugro NV	439,529	4,296,561
	Havas NV	243,156	5,206,643
	Kendrion NV	66,888	1,474,414
	Koninklijke BAM Groep NV	4,960,727	66,526,227
	Koninklijke Heijmans NV	532,288	57,582,150
#	Koninklijke Vopak NV	623,560	35,299,520
#	Randstad NV	227,757	9,628,628
	SBM Offshore NV	3,105,767	115,987,649
Ω	Signify NV	1,127,211	19,266,955
#	Sligro Food Group NV	365,964	4,451,484
#	Van Lanschot Kempen NV	114,111	8,575,481
TOTAL NETHERLANDS			425,616,851
NEW ZEALAND — (0.1%)
#	Chorus Ltd. (CNU NZ)	339,614	1,883,634
#	Colonial Motor Co. Ltd.	239,270	997,965
*	Fletcher Building Ltd. (FBU NZ)	178,901	383,622
	Heartland Group Holdings Ltd.	312,869	228,510
#*	KMD Brands Ltd.	167,927	178,505
#	NZME Ltd. (NZM AU)	1,012,279	630,335
#*	Oceania Healthcare Ltd.	722,028	320,816
	PGG Wrightson Ltd.	29,915	38,908
*	Ryman Healthcare Ltd.	311,853	393,575
#	Sanford Ltd.	829,239	3,294,133
	SKY Network Television Ltd.	737,308	1,411,212

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	SKYCITY Entertainment Group Ltd.	251,266	$91,609
	Summerset Group Holdings Ltd.	159,507	782,228
TOTAL NEW ZEALAND			10,635,052
NORWAY — (0.9%)
	Akastor ASA	691,507	951,441
	Archer Ltd.	163,022	427,632
	Austevoll Seafood ASA	54,350	488,129
#*	Axactor ASA	161,238	82,883
#	B2 Impact ASA	2,324,453	5,968,416
	Bonheur ASA	168,337	3,999,091
*	BW Energy Ltd.	20,534	112,798
Ω	BW LPG Ltd. BWLPG NO	460,061	10,546,504
	BW Offshore Ltd.	1,239,962	6,109,809
*	Cloudberry Clean Energy ASA	639,386	871,590
	DNO ASA	6,922,102	12,309,650
*Ω	Elkem ASA	2,162,750	7,101,781
#*	FLEX LNG Ltd. (FLNG NO)	2,164	67,538
Ω	Klaveness Combination Carriers ASA	100,304	1,063,795
*	Kongsberg Automotive ASA	4,093,549	937,102
#*	LINK Mobility Group Holding ASA	1,799,831	4,872,367
	MPC Container Ships ASA	4,576,780	11,764,148
*Ω	Norske Skog ASA	478,823	2,036,193
*	Northern Ocean Ltd.	45,361	36,007
#*	NRC Group ASA	585,387	480,039
	Odfjell Drilling Ltd.	1,919,859	18,491,770
	Odfjell SE, Class A	319,298	3,853,950
*	Otello Corp. ASA	6,182	11,781
	Panoro Energy ASA	596,786	1,768,396
	Pareto Bank ASA	237,257	1,536,857
	Petronor E&P ASA	403,194	443,359
	Rogaland Sparebank	8,572	135,852
*Ω	Scatec ASA	275,485	2,663,949
	Sea1 offshore, Inc.	460,036	1,307,008
#	SED Energy Holdings PLC	896,528	751,893
	Selvaag Bolig ASA	16,485	58,190
	Solstad Maritime ASA	684,370	2,034,576
	Solstad Offshore ASA	175,176	1,259,066
	Sparebank 1 Oestlandet	77,552	1,593,890
	Sparebanken More	71,615	841,951
	Sparebanken Norge	2,031	42,210
	Stolt-Nielsen Ltd.	177,687	5,966,234
	TGS ASA	642,328	8,704,580
		Shares	Value»
NORWAY — (Continued)
	Wilh Wilhelmsen Holding ASA, Class A	188,086	$15,289,788
TOTAL NORWAY			136,982,213
PORTUGAL — (0.3%)
#	Banco Comercial Portugues SA, Class R	10,681,770	13,161,061
#	Corticeira Amorim SGPS SA	104,770	799,695
#	Ibersol SGPS SA	15,285	168,743
#	Navigator Co. SA	319,294	1,200,218
	Semapa-Sociedade de Investimento e Gestao	69,515	1,613,667
	Sonae SGPS SA	10,400,396	24,430,167
#*	Teixeira Duarte SA	854,385	483,768
TOTAL PORTUGAL			41,857,319
SINGAPORE — (0.8%)
	Banyan Tree Holdings Ltd.	2,331,000	999,586
	Bonvests Holdings Ltd.	949,780	725,871
	Bukit Sembawang Estates Ltd.	107,000	410,916
	China Aviation Oil Singapore Corp. Ltd.	1,716,100	2,326,602
	China Sunsine Chemical Holdings Ltd.	859,600	452,263
	Chuan Hup Holdings Ltd.	1,032,000	209,447
	City Developments Ltd.	1,233,900	7,546,446
#	COSCO Shipping International Singapore Co. Ltd.	3,043,900	282,157
*	Del Monte Pacific Ltd.	14,600	809
	Delfi Ltd.	187,000	127,644
#*††	Ezra Holdings Ltd.	12,978,893	0
#	Far East Orchard Ltd.	3,070,407	2,534,304
	First Sponsor Group Ltd.	1,009,855	783,400
#	Geo Energy Resources Ltd.	3,381,000	1,304,218
	Golden Agri-Resources Ltd.	53,177,200	11,814,423
	GuocoLand Ltd.	2,392,900	4,252,596
	Haw Par Corp. Ltd.	751,800	9,432,534
	Ho Bee Land Ltd.	5,392,300	8,609,840
#	Hong Fok Corp. Ltd.	5,058,060	3,467,464
	Hong Leong Asia Ltd.	2,894,800	6,476,165

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Hong Leong Finance Ltd.	1,317,100	$2,566,027
#	Hotel Grand Central Ltd.	2,266,449	1,262,190
	Hutchison Port Holdings Trust	29,446,700	5,686,806
#*††	Hyflux Ltd.	5,949,038	0
	Indofood Agri Resources Ltd.	423,200	117,228
#	ISDN Holdings Ltd.	543,044	273,287
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Koh Brothers Group Ltd.	510,100	125,519
#	LHN Ltd.	198,400	85,846
	Mermaid Maritime PCL	259,500	20,872
	Metro Holdings Ltd.	1,584,960	569,150
*††	Midas Holdings Ltd.	29,676,800	0
	Olam Group Ltd.	4,511,000	4,923,330
	OUE Ltd.	2,078,200	1,621,750
	QAF Ltd.	3,152,608	2,407,912
	Raffles Medical Group Ltd.	558,500	383,375
	Samudera Shipping Line Ltd.	1,149,100	842,449
	Seatrium Ltd.	1,227,300	2,056,087
#	Sing Holdings Ltd.	2,017,075	684,143
	Sing Investments & Finance Ltd.	363,900	448,055
#	Singapore Land Group Ltd.	2,019,821	5,198,561
	Singapore Post Ltd.	7,728,900	2,048,790
	Stamford Land Corp. Ltd.	6,012,967	2,251,502
#*††	Swiber Holdings Ltd.	10,173,200	0
	Tai Sin Electric Ltd.	70,100	28,667
	Tiong Woon Corp. Holding Ltd.	2,199,950	1,783,674
#	Tuan Sing Holdings Ltd.	7,362,163	1,750,087
	UOB-Kay Hian Holdings Ltd.	539,190	1,725,609
	UOL Group Ltd.	870,600	6,717,833
#	Wee Hur Holdings Ltd.	2,717,100	1,440,327
	Wing Tai Holdings Ltd.	4,558,854	5,573,362
	Yeo Hiap Seng Ltd.	309,763	139,957
TOTAL SINGAPORE			114,489,080
SPAIN — (3.1%)
	Acerinox SA	2,991,438	60,233,975
*	Airtificial Intelligence Structures SA	206,026	21,882
	Almirall SA	356,238	4,572,487
		Shares	Value»
SPAIN — (Continued)
#	Atresmedia Corp. de Medios de Comunicacion SA	340,519	$2,042,278
	Banco de Sabadell SA	20,785,791	79,801,268
	Bankinter SA	7,238,215	133,146,355
	CIE Automotive SA	4,852	148,176
	Corp. ACCIONA Energias Renovables SA	179,971	4,505,630
*	Deoleo SA	644,115	242,386
	Ebro Foods SA	1,347,027	28,447,033
	Enagas SA	415,882	8,106,622
#*	Ence Energia y Celulosa SA	263,762	783,228
Ω	Gestamp Automocion SA	1,183,166	3,993,658
#Ω	Global Dominion Access SA	169,733	554,142
#	Grifols SA	1,457,379	16,749,298
	Iberpapel Gestion SA (IBG SM)	65,151	1,394,525
	Mapfre SA	12,150,138	62,128,623
	Miquel y Costas & Miquel SA	3,304	51,435
#Ω	Neinor Homes SA	229,357	4,200,320
*	Obrascon Huarte Lain SA	6,124,835	3,056,485
	Prosegur Cia de Seguridad SA	73,428	255,716
#	Tubacex SA	1,167,450	4,096,982
Ω	Unicaja Banco SA	9,148,720	35,179,101
	Vidrala SA	4,223	427,117
*	Vocento SA	18,019	17,211
TOTAL SPAIN			454,155,933
SWEDEN — (2.6%)
Ω	AcadeMedia AB	1,016,420	10,667,098
	AFRY AB	333,149	3,601,254
Ω	Alimak Group AB	536,764	7,207,798
	Alleima AB	1,135,658	13,496,900
	Alligo AB, Class B	299,027	4,344,602
Ω	Ambea AB	713,417	10,813,922
	Arjo AB, Class B	2,412,477	6,862,129
Ω	Attendo AB	890,849	10,246,385
	Bergman & Beving AB	351,238	10,117,377
	Betsson AB, Class B	810,553	7,834,251
#*	Better Collective AS	55,831	710,260
*	BHG Group AB	464,497	942,820
	Billerud AB	279,832	2,231,311
Ω	Bravida Holding AB	13,230	182,294
*	Bulten AB	37,083	221,512
	Bure Equity AB	364,403	9,974,059
	Byggmax Group AB	909,067	4,933,651
	Catella AB	65,550	138,101
	Cloetta AB, Class B	2,282,625	13,707,061
*	Ctek AB	24,426	36,046

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Dometic Group AB	909,590	$2,272,173
	Duni AB	35,238	292,149
	Eastnine AB	352,024	1,732,476
	Elanders AB, Class B	109,549	587,092
*	Electrolux AB, Class B	72,879	213,377
*	Embracer Group AB	52,733	373,893
*	Enad Global 7 AB	148,077	317,010
*	Enea AB	35,546	220,313
	Eolus AB, Class B	22,436	85,597
	Fagerhult Group AB	229,417	419,684
#*	Fasadgruppen Group AB FG SS	100,105	223,426
	Granges AB	2,206,299	41,551,257
	Hanza AB	2,529	35,688
*	Hexatronic Group AB	646,060	2,573,535
Ω	Hoist Finance AB	942,228	21,367,230
	Humana AB	161,138	1,068,064
*	Humble Group AB	681,060	407,114
#	Husqvarna AB (HUSQB SS), Class B	15,045	61,501
*	International Petroleum Corp. (IPCO CN)	37,012	834,316
#*	International Petroleum Corp. (IPCO SS)	1,043,919	23,832,972
*	Intrum AB	5,642,240	1,899,098
	Inwido AB	1,049,433	18,925,861
#	JM AB	219,439	2,839,530
	KNOW IT AB	117,692	1,140,483
	Lindab International AB	818,016	10,661,151
	Loomis AB	334,621	18,465,889
	MEKO AB	516,812	4,172,279
	Midsona AB, Class B	201,841	250,531
*	Modern Times Group MTG AB, Class B	328,324	4,510,458
	Momentum Group AB	80,973	1,209,481
	NCC AB, Class B	591,760	10,563,152
#	New Wave Group AB, Class B	1,145,913	11,369,207
*	Norion Bank AB	669,859	4,117,607
	Peab AB, Class B	2,112,913	20,929,382
	Prevas AB, Class B	24,519	180,894
	Ratos AB, Class B	2,820,309	10,660,888
	Rejlers AB	11,585	191,940
*	Rottneros AB	1,988,145	434,956
	Scandi Standard AB	27,990	420,289
*	Sdiptech AB, Class B	123,889	3,149,303
*	Sensys Gatso Group AB	11,491	49,227
*Ω	Sinch AB	5,259,522	22,243,873
	Storskogen Group AB, Class B	4,913,717	5,508,923
	VBG Group AB, Class B	71,398	2,447,871
		Shares	Value»
SWEDEN — (Continued)
*	Vestum AB	260,491	$438,561
	Vitrolife AB	64,139	579,875
	XANO Industri AB, Class B	6,648	34,615
TOTAL SWEDEN			374,133,022
SWITZERLAND — (5.9%)
	Adecco Group AG	1,139,999	31,864,381
	Allreal Holding AG	209,199	54,724,205
*	ams-OSRAM AG	399,290	7,932,884
#*	Arbonia AG	559,362	2,664,478
	Ascom Holding AG	7,044	44,520
	Autoneum Holding AG	55,686	9,010,844
	Banque Cantonale de Geneve	373,526	15,011,354
	Banque Cantonale du Jura SA	3,334	328,952
	Banque Cantonale Vaudoise	15,243	2,391,201
#	Barry Callebaut AG	1,524	2,123,271
	Bell Food Group AG	30,493	6,852,944
#	Bellevue Group AG	6,424	58,099
	Berner Kantonalbank AG	55,644	26,478,272
	Bucher Industries AG	16,042	6,302,771
#	Bystronic AG	5,283	911,569
*	Carlo Gavazzi Holding AG	7,703	1,489,555
	Cembra Money Bank AG	184,921	20,559,383
#*	Cicor Technologies Ltd.	13,364	1,944,482
	Cie Financiere Tradition SA, Class BR	15,646	5,729,395
	Clariant AG	1,823,495	20,721,074
	Cosmo NV	400	29,752
	DKSH Holding AG	3,463	287,483
	EFG International AG	1,857,857	36,964,067
#*	Feintool International Holding AG	15,031	182,527
	Flughafen Zurich AG	20,622	6,061,880
#	Forbo Holding AG	3,240	3,671,719
	Glarner Kantonalbank	1,279	39,845
*	Gurit Holding AG, Class BR	455	15,654
#	Helvetia Baloise Holding AG	179,792	48,214,705
	Hypothekarbank Lenzburg AG	6	31,033
	Implenia AG	331,553	26,306,928
	Investis Holding SA	24,230	4,560,912
	Jungfraubahn Holding AG	37,120	11,986,783
#*	Komax Holding AG	1,260	81,428

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Landis & Gyr Group AG	328,903	$18,631,775
	Liechtensteinische Landesbank AG	203,389	28,397,548
	Luzerner Kantonalbank AG	179,161	24,710,936
#Ω	Medmix AG	156,230	1,712,182
#	Meier Tobler Group AG	583	24,382
#*	Metall Zug AG, Class B	985	963,173
	Mikron Holding AG	7,795	164,204
	Mobimo Holding AG	113,490	49,094,757
#*Ω	Montana Aerospace AG	126,384	3,790,946
	Naturenergie Holding AG	36,521	1,408,885
	OC Oerlikon Corp. AG Pfaeffikon	1,942,998	11,461,907
	Orell Fuessli AG	244	42,482
	Phoenix Mecano AG	7,978	4,169,489
#*	Rieter Holding AG	333,034	1,255,343
#	Schweiter Technologies AG	6,191	2,673,479
	Siegfried Holding AG	515,107	48,331,151
*	SIG Group AG	30,128	547,472
	Softwareone Holding AG SWON SW	279,159	3,039,310
	St. Galler Kantonalbank AG	51,311	41,282,573
#	Sunrise Communications AG, Class A	157,688	8,328,413
	Swatch Group AG (UHR SW), Class BR	137,465	30,733,938
#	Swatch Group AG (UHRN SW)	71,099	3,185,844
	Swiss Prime Site AG	491,366	80,141,831
	Tecan Group AG	48,514	11,211,489
	Thurgauer Kantonalbank	11,153	2,263,927
	TX Group AG	18,539	3,171,987
	Valiant Holding AG	119,165	23,294,197
	Vaudoise Assurances Holding SA	22,526	22,386,809
#	Vetropack Holding AG	103,530	2,441,488
	Vontobel Holding AG	339,957	36,379,587
	VP Bank AG, Class A	56,099	6,642,840
#	V-ZUG Holding AG	8,856	468,250
	Walliser Kantonalbank	23,204	4,656,212
	Zehnder Group AG	113,460	9,521,348
	Zug Estates Holding AG, Class B	1,068	2,930,650
		Shares	Value»
SWITZERLAND — (Continued)
	Zuger Kantonalbank, Class BR	485	$6,271,064
TOTAL SWITZERLAND			851,310,218
UNITED KINGDOM — (10.8%)
	Aberdeen Group PLC	7,556,510	24,596,978
*	Accesso Technology Group PLC	17,544	75,407
	AEP Plantations PLC	3,796,670	9,193,266
	Ashmore Group PLC	1,276,846	3,552,471
	Atalaya Mining Copper SA	20,781	250,634
*	Auction Technology Group PLC	408,655	2,494,057
	Balfour Beatty PLC	6,912,549	80,584,662
	Barratt Redrow PLC	278,650	1,107,415
	Bellway PLC	2,126,722	57,301,646
*	Berkeley Group Holdings PLC	360,574	17,030,880
#	Bloomsbury Publishing PLC	416,037	3,408,134
	Bodycote PLC	2,576,437	25,147,836
#	BRCK Group PLC	248,224	171,556
	Breedon Group PLC	2,761,873	12,366,255
#	Burford Capital Ltd.	670,088	2,725,481
	C&C Group PLC	2,628,480	3,601,321
*	Canal & SA	838,624	2,983,286
	Capital Ltd.	521,006	688,560
*	Capricorn Energy PLC	954,047	4,709,625
	Card Factory PLC	2,166,135	2,200,383
	Castings PLC	494,706	1,958,003
	Central Asia Metals PLC	574,641	1,140,483
	Chemring Group PLC	272,258	2,170,184
	Chesnara PLC	1,757,891	8,184,843
*	Close Brothers Group PLC	154,236	885,311
	Conduit Holdings Ltd.	1,312,991	7,686,652
	Costain Group PLC	216,152	616,479
	Crest Nicholson Holdings PLC	248,366	206,805
	Currys PLC	10,174,749	23,035,332
	DCC Energy PLC	7,591	649,074
	DFS Furniture PLC	969,848	1,839,904
	dotdigital group PLC	72,798	50,692
	Drax Group PLC	4,360,712	43,396,835
	Ecora Royalties PLC	1,859,886	3,492,896
	Elementis PLC	3,843,061	9,263,799
	EnQuest PLC	17,738,168	5,669,003
	Essentra PLC	1,836,317	2,581,459
	Eurocell PLC	52,788	83,892
	Everplay Group PLC	532,354	1,685,335
#	Fevara PLC	208,864	361,689
	Firstgroup PLC	10,565,467	26,411,510
Ω	Forterra PLC	1,471,168	2,779,573
	Foxtons Group PLC	3,344,117	1,766,041
#*	Frasers Group PLC	2,381,049	25,990,135

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Frontier Developments PLC	87,696	$514,695
	Fuller Smith & Turner PLC, Class A	32,157	308,786
	Future PLC	622,874	2,560,130
	FW Thorpe PLC	18,343	62,608
	Galliford Try Holdings PLC	421,414	3,349,194
	GB Group PLC	647,326	1,927,146
	Genuit Group PLC	1,507,347	5,543,920
*	Georgia Capital PLC	377,611	20,190,782
	Gooch & Housego PLC	1,399	23,022
	Grafton Group PLC, CDI	5,219,892	68,301,618
	Grainger PLC	4,064,046	9,590,192
	Greencore Group PLC	2,597,844	340,265
	Greencore Group PLC GNC LN	5,346,346	18,758,986
#	Gulf Keystone Petroleum Ltd.	2,523,815	5,782,444
*	Gulf Marine Services PLC	783,363	194,615
	Halfords Group PLC	650,550	2,142,364
	Hargreaves Services PLC	35,859	385,380
#	Harworth Group PLC	781,320	1,373,867
*	Headlam Group PLC	149,848	14,068
	Helical PLC	326,581	874,580
#	Henry Boot PLC	1,132,367	2,309,598
	Hikma Pharmaceuticals PLC	127,789	2,728,021
	Hilton Food Group PLC	233,190	1,876,222
	Hiscox Ltd.	866,202	21,147,364
	Hochschild Mining PLC	467,789	2,746,575
	Hunting PLC	1,161,946	6,936,976
Ω	Ibstock PLC	393,753	494,881
	IG Group Holdings PLC	135,114	2,662,507
#	Impax Asset Management Group PLC	57,985	85,827
	International Personal Finance PLC	2,184,518	7,358,250
	Investec PLC	1,040,874	9,109,920
*	IP Group PLC	3,294,286	2,792,931
	ITV PLC	4,726,683	4,738,812
*	James Fisher & Sons PLC	64,398	385,948
	JD Sports Fashion PLC	2,064,722	2,503,272
	Johnson Matthey PLC	1,322,126	35,716,579
		Shares	Value»
UNITED KINGDOM — (Continued)
	Jupiter Fund Management PLC	6,261,584	$13,292,936
	Keller Group PLC	1,229,066	50,234,351
	Kier Group PLC	4,368,735	14,228,675
	Kingfisher PLC	3,944,549	16,456,419
	Lancashire Holdings Ltd.	2,231,735	18,127,547
	Lion Finance Group PLC	848,550	133,291,191
	Liontrust Asset Management PLC	161,119	615,082
	London Investment Group PLC	8,346	53,389
	Macfarlane Group PLC	221,032	218,421
	Marks & Spencer Group PLC	11,111,335	60,738,671
	Marshalls PLC	24,813	53,893
*	Marston's PLC	5,746,569	3,952,290
	Me Group International PLC	44,342	66,496
	Mears Group PLC	1,697,364	9,854,322
*	Metro Bank Holdings PLC	865,151	2,066,341
*	Mitchells & Butlers PLC	5,377,130	19,906,774
#	MJ Gleeson PLC	303,995	1,124,497
	Mondi PLC	35,562	428,770
	Morgan Advanced Materials PLC	152,444	464,639
	Morgan Sindall Group PLC	9,744	586,340
	MP Evans Group PLC	141,581	3,105,924
	Next 15 Group PLC	14,660	58,146
	Norcros PLC	311,799	1,331,894
Ω	On the Beach Group PLC	499,757	1,264,055
	OSB Group PLC	7,202,742	54,222,010
	Oxford Metrics PLC	187,866	96,248
	Paragon Banking Group PLC	6,508,032	73,741,086
	Persimmon PLC	2,324,578	34,892,324
	Pets at Home Group PLC	6,282,028	17,933,714
	Pharos Energy PLC	1,980,957	841,925
#*	Pinewood Technologies Group PLC	207,993	1,204,670
*	Playtech PLC	2,351,612	12,031,911
	Pollen Street Group Ltd.	145,485	1,681,968
	Premier Foods PLC	16,958,900	44,505,487
	PZ Cussons PLC	1,491,856	2,224,342
Ω	Quilter PLC	12,883,079	33,661,022
	Rank Group PLC	271,782	353,880

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Rathbones Group PLC	83,003	$1,867,448
#	Reach PLC	2,871,686	1,724,067
	RHI Magnesita NV	41,338	1,575,214
#	RWS Holdings PLC	1,216,623	1,582,530
	S&U PLC	15,872	416,970
Ω	Sabre Insurance Group PLC	1,275,322	3,156,035
*	Saga PLC	169,392	1,538,167
	Savills PLC	501,593	6,224,828
	Secure Trust Bank PLC	179,527	3,839,291
	Senior PLC	2,420,507	9,460,117
	Serica Energy PLC	281,461	892,520
*	Severfield PLC	351,390	174,850
#*	SIG PLC	2,947,020	348,569
*	SigmaRoc PLC	3,874,599	6,450,008
	Speedy Hire PLC	3,964,265	1,013,115
Ω	Spire Healthcare Group PLC	3,897,278	12,282,742
	SThree PLC	27,152	93,369
	Tate & Lyle PLC	3,128,420	23,312,612
	Taylor Wimpey PLC	18,402,019	19,375,521
	TBC Bank Group PLC	440,442	28,601,283
	TP ICAP Group PLC	7,946,703	36,702,739
	Travis Perkins PLC	1,017,375	7,622,458
	Trifast PLC	173,240	189,213
*	TT Electronics PLC	1,262,566	2,169,353
*	Vanquis Banking Group PLC	874,415	924,897
	Vertu Motors PLC	3,983,854	4,387,659
	Vesuvius PLC	6,084,164	30,427,019
#	Victrex PLC	592,437	6,251,058
#*	Vistry Group PLC	2,463,514	9,751,518
	Vp PLC	275,589	1,790,715
	Whitbread PLC	115,329	3,907,124
	WPP PLC (WPP LN)	222,218	897,601
#	YouGov PLC	539,153	1,867,786
	Young & Co.'s Brewery PLC (YNGA LN), Class A	158,190	1,956,112
	Young & Co.'s Brewery PLC (YNGN LN)	8,546	85,836
	Zigup PLC	4,554,877	28,517,588
	Zotefoams PLC	34,009	210,906
TOTAL UNITED KINGDOM			1,562,428,615
UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	221,989	1,899,398
		Shares	Value»
UNITED STATES — (Continued)
	Diversified Energy Co. DEC LN	1,536	$20,406
	Ovintiv, Inc.	289,305	18,055,605
TOTAL UNITED STATES			19,975,409
TOTAL COMMON STOCKS			14,012,275,198
PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
#	Draegerwerk AG & Co. KGaA, 2.083%	26,622	3,375,243
	Einhell Germany AG, 2.699%	1,305	106,307
	Jungheinrich AG, 1.191%	235,400	6,631,608
	Porsche Automobil Holding SE, 5.258%	33,178	1,101,214
	Sixt SE, 5.340%	33,081	2,289,928
	STO SE & Co. KGaA, 3.477%	25,797	2,890,391
TOTAL GERMANY			16,394,691
RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*	APAC Resources Ltd. Rights	1,190,000	0
*	HK AI Capital Ltd. Rights	2,744,000	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	347,241	0
UNITED KINGDOM — (0.0%)
*	CENIT AG Rights	2,147	69
TOTAL RIGHTS/WARRANTS			69
TOTAL INVESTMENT SECURITIES (Cost $7,720,301,221)			14,028,669,958

			Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	42,129,579	487,312,838
TOTAL INVESTMENTS — (100.0%)
(Cost $8,207,548,535)^^			$14,515,982,796

DFA International Small Cap Value Portfolio
CONTINUED
As of July 31, 2026, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	357	09/18/26	$133,822,981	$134,218,613	$395,632
Total Futures Contracts			$133,822,981	$134,218,613	$395,632
As of July 31, 2026, the value of Rule 144A securities amounted to $400,586,633 or 2.8% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$109,912	$962,834,196	$1,307,130	$964,251,238
Austria	—	145,922,586	—	145,922,586
Belgium	—	207,898,759	—	207,898,759
Canada	1,422,501,676	212,099	—	1,422,713,775
China	64,506,894	—	—	64,506,894
Denmark	—	536,668,348	—	536,668,348
Finland	—	349,765,145	—	349,765,145
France	—	633,724,759	—	633,724,759
Germany	3,754,949	557,265,485	—	561,020,434
Hong Kong	—	227,156,888	—	227,156,888
Ireland	—	20,197,401	—	20,197,401
Israel	694,933	175,273,992	—	175,968,925
Italy	5,802,205	674,422,777	—	680,224,982
Japan	3,783,867	4,026,887,485	—	4,030,671,352
Netherlands	10,083,855	415,532,996	—	425,616,851
New Zealand	—	10,635,052	—	10,635,052
Norway	—	136,982,213	—	136,982,213
Portugal	—	41,857,319	—	41,857,319
Singapore	—	114,489,080	—	114,489,080
Spain	—	454,155,933	—	454,155,933
Sweden	834,316	373,298,706	—	374,133,022
Switzerland	—	851,310,218	—	851,310,218
United Kingdom	—	1,562,428,615	—	1,562,428,615
United States	18,055,605	1,919,804	—	19,975,409
Preferred Stocks
Germany	—	16,394,691	—	16,394,691
Rights/Warrants
Hong Kong	—	—	—	—
Italy	—	—	—	—
United Kingdom	—	69	—	69
Securities Lending Collateral	—	487,312,838	—	487,312,838
Total Investments in Securities	$1,530,128,212	$12,984,547,454	$1,307,130˂˃	$14,515,982,796
Financial Instruments
Assets
Futures Contracts**	395,632	—	—	395,632
Total Financial Instruments	$395,632	—	—	$395,632
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA International Small Cap Value Portfolio
CONTINUED
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.1%)
AUSTRALIA — (5.9%)
	Acrow Ltd.	25,359	$15,703
#	Acrow Ltd. ACF AU	211,685	131,057
#	Adairs Ltd.	35,006	35,190
*	AIC Mines Ltd.	111,679	57,234
*	Alkane Resources Ltd.	676,806	627,373
	ALS Ltd.	22,122	333,892
*	AMA Group Ltd.	258,516	80,817
#	Amotiv Ltd.	212,824	1,050,301
	AMP Ltd.	1,395,553	2,102,788
*	Amplitude Energy Ltd.	196,369	209,719
	Ampol Ltd.	49,264	1,389,942
	Ansell Ltd.	60,760	1,395,400
#	ANZ Group Holdings Ltd.	123,573	3,229,589
*	Arafura Rare Earths Ltd. (ARU AU)	82,671	10,405
	ARB Corp. Ltd.	18,722	259,192
	Aristocrat Leisure Ltd.	61,709	2,773,514
#	ARN Media Ltd.	200,589	36,717
	ASX Ltd.	1,362	52,537
	AUB Group Ltd.	18,338	357,336
*	Aurelia Metals Ltd.	1,614,979	357,607
	Aurizon Holdings Ltd.	616,767	1,813,764
#	Aussie Broadband Ltd.	105,298	351,203
*	Austal Ltd.	314,822	793,974
#*	Australian Agricultural Co. Ltd.	139,854	133,874
#	Australian Clinical Labs Ltd.	51,084	85,465
#	Australian Ethical Investment Ltd.	54,093	167,888
*	Australian Strategic Materials Ltd.	85,552	59,717
#††	AVZ Minerals Ltd.	100,493	10,537
*	Baby Bunting Group Ltd.	27,518	20,065
	Bank of Queensland Ltd.	228,078	1,062,355
#	Bapcor Ltd.	335,253	103,376
*	BCI Minerals Ltd.	84,345	25,552
#	Beach Energy Ltd.	753,683	484,696
	Bega Cheese Ltd.	282,359	1,205,140
	Bell Financial Group Ltd.	78,973	88,810
*	Bellevue Gold Ltd.	154,007	134,844
	Bendigo & Adelaide Bank Ltd.	151,007	1,214,001
	BHP Group Ltd. (BHP AU)	731,636	30,838,864
		Shares	Value»
AUSTRALIA — (Continued)
#	Bisalloy Steel Group Ltd.	14,762	$50,751
	BlueScope Steel Ltd.	226,025	5,184,157
	Brambles Ltd.	435,330	5,976,079
	Bravura Solutions Ltd.	268,444	479,368
#	Breville Group Ltd.	20,925	481,068
	Capral Ltd.	24,627	205,174
	Capricorn Metals Ltd.	161,889	1,435,058
	CAR Group Ltd.	1,367	24,960
	Cedar Woods Properties Ltd.	54,041	265,784
*	Centrebet International Ltd.	6,648	0
	Challenger Ltd.	441,287	3,032,500
#	Champion Iron Ltd.	141,084	335,477
#	Civmec Australia Ltd.	180,389	216,602
	Cleanaway Waste Management Ltd.	802,099	1,317,203
*	Coast Entertainment Holdings Ltd.	219,442	80,040
	Cobram Estate Olives Ltd.	45,151	102,788
	Cochlear Ltd.	2,225	186,474
	Codan Ltd.	41,367	1,161,867
	Coles Group Ltd.	309,984	5,236,552
	Collins Foods Ltd.	167,927	967,401
	Commonwealth Bank of Australia	57,907	7,238,654
	Computershare Ltd.	98,078	2,818,083
#*††	Corporate Travel Management Ltd.	18,446	39,068
	Credit Corp. Group Ltd.	3,603	34,859
	Data#3 Ltd.	128,978	884,835
#*	Develop Global Ltd.	12,805	43,498
	Dicker Data Ltd.	12,943	113,928
	Domino's Pizza Enterprises Ltd.	7,206	93,786
	Downer EDI Ltd.	464,048	2,524,605
#	Duratec Ltd.	86,576	129,105
	Dyno Nobel Ltd.	871,995	2,308,097
	Eagers Automotive Ltd.	72,117	1,185,656
#	Elders Ltd.	96,405	380,406
#*	Electro Optic Systems Holdings Ltd.	21,447	100,846
*	Emeco Holdings Ltd.	365,001	248,392
*	Emerald Resources NL	148,439	556,993
#*	EML Payments Ltd.	88,850	20,279
#	Endeavour Group Ltd.	537,240	1,311,255
	Evolution Mining Ltd.	611,015	4,844,938

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	EVT Ltd.	72,414	$650,769
#	Fenix Resources Ltd.	461,100	87,806
#	Fiducian Group Ltd.	1,933	11,411
	FleetPartners Group Ltd.	197,404	391,556
#	Flight Centre Travel Group Ltd.	83,156	768,564
	Fortescue Ltd.	161,413	2,094,536
	Generation Development Group Ltd.	35,355	100,850
	GR Engineering Services Ltd.	60,276	240,785
	GrainCorp Ltd., Class A	206,682	810,933
*	Grange Resources Ltd.	155,124	15,231
*	Greatland Resources Ltd.	29,739	205,650
	GWA Group Ltd.	96,843	162,654
	Hansen Technologies Ltd.	118,525	353,347
	Harvey Norman Holdings Ltd.	251,673	866,787
	Helia Group Ltd.	399,142	1,403,912
	Horizon Oil Ltd.	293,270	45,455
	HUB24 Ltd.	13,372	796,246
	Humm Group Ltd.	430,661	127,606
*	IGO Ltd.	160,504	772,477
	Iluka Resources Ltd.	171,472	725,047
	Imdex Ltd.	371,057	958,544
	Insurance Australia Group Ltd.	511,133	3,045,428
	Integral Diagnostics Ltd.	141,830	209,212
	IPD Group Ltd.	10,358	35,160
	IPH Ltd.	239,273	699,152
	IRESS Ltd.	10,864	52,068
	IVE Group Ltd.	162,052	318,687
	JB Hi-Fi Ltd.	53,059	3,052,329
*	Judo Capital Holdings Ltd.	155,554	105,709
#	Jupiter Mines Ltd.	707,510	131,726
	Karoon Energy Ltd.	142,695	176,885
#*	Kelly Partners Group Holdings Ltd.	11,361	32,748
	Kelsian Group Ltd.	59,145	184,024
*	Kyron Capital Group	45,594	2,278
	L1 Group Ltd.	70,109	50,694
	Lendlease Corp. Ltd.	7,135	15,131
#*	Lifestyle Communities Ltd.	24,906	88,962
	Lottery Corp. Ltd.	547,387	2,144,654
	Lovisa Holdings Ltd.	25,361	422,728
#	Lycopodium Ltd.	17,864	223,397
*	Lynas Rare Earths Ltd.	19,443	190,829
		Shares	Value»
AUSTRALIA — (Continued)
	Maas Group Holdings Ltd.	32,219	$112,499
	Macmahon Holdings Ltd.	1,383,053	896,454
	Macquarie Group Ltd.	10,696	1,898,753
*	Macquarie Technology Group Ltd.	7,232	306,639
#	Mader Group Ltd.	8,058	39,023
#	Magellan Financial Group Ltd.	213,325	1,427,798
*	Mayne Pharma Group Ltd.	14,630	27,410
#	McMillan Shakespeare Ltd.	40,621	557,013
	Medibank Pvt Ltd.	415,793	1,507,142
#*	Mesoblast Ltd. (MSB AU)	98,564	141,444
#*	Metals X Ltd.	1,244,738	1,376,417
	Metcash Ltd.	349,021	745,231
#*	Metro Mining Ltd.	113,325	112,496
*	MGX Resources Ltd.	354,215	80,984
*	Mineral Resources Ltd.	18,140	737,246
	Monadelphous Group Ltd.	84,718	1,734,523
#	Monash IVF Group Ltd.	103,475	50,943
	MyState Ltd.	169,191	580,936
	National Australia Bank Ltd.	218,050	6,313,847
	Navigator Global Investments Ltd.	296,726	484,366
	Netwealth Group Ltd.	66,573	1,004,881
#*	Neuren Pharmaceuticals Ltd.	17,816	224,570
#	New Hope Corp. Ltd.	374,105	1,370,097
#*	NEXTDC Ltd.	26,002	244,564
#	nib holdings Ltd.	217,185	1,142,834
	Nick Scali Ltd.	64,145	711,531
#*	Nickel Industries Ltd.	650,421	370,594
#	Nine Entertainment Co. Holdings Ltd.	531,423	357,289
	Northern Star Resources Ltd.	277,753	3,849,323
	NRW Holdings Ltd.	502,936	2,463,859
*	Nufarm Ltd.	28,261	59,414
#*	Nuix Ltd.	36,942	33,205
#*	Omni Bridgeway Ltd.	91,367	97,445
	oOh!media Ltd.	197,139	214,996
#*	Ora Banda Mining Ltd.	286,095	227,899
	Orica Ltd.	175,440	2,865,922
	Origin Energy Ltd.	78,122	589,385
	Orora Ltd.	28,317	28,906
	Pacific Current Group Ltd.	51,154	408,196
#*	Paladin Energy Ltd.	13,600	88,670

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Pantoro Gold Ltd.	261,207	$374,423
	Peet Ltd.	288,046	359,592
*	Peninsula Energy Ltd.	57,177	11,070
	Pepper Money Ltd.	59,602	73,464
	Perenti Ltd.	1,146,997	1,702,000
	Perseus Mining Ltd.	1,502,020	5,141,822
*	PEXA Group Ltd.	8,059	41,862
#	Pinnacle Investment Management Group Ltd.	5,020	56,027
#*	PLS Group Ltd.	173,979	505,518
	Premier Investments Ltd.	43,181	414,092
	Pro Medicus Ltd.	19,738	2,245,373
	QBE Insurance Group Ltd.	269,671	4,677,380
	Ramelius Resources Ltd.	1,288,200	2,770,444
#	Ramsay Health Care Ltd.	11,148	346,455
#	REA Group Ltd.	3,453	389,963
#	Reece Ltd.	20,461	229,737
	Regis Resources Ltd.	1,107,573	4,746,175
	Reliance Worldwide Corp. Ltd.	277,536	682,614
*	Resolute Mining Ltd.	2,578,369	1,687,008
	Ridley Corp. Ltd.	269,883	542,485
	Rio Tinto Ltd.	46,130	5,497,851
*	Sandfire Resources Ltd.	393,692	5,211,449
	Santos Ltd.	491,938	2,732,100
	SEEK Ltd.	9,124	94,139
	Select Harvests Ltd.	95,547	281,516
	Servcorp Ltd.	48,455	219,875
	Service Stream Ltd.	648,270	1,108,036
#	SGH Ltd.	49,193	1,521,339
	Shaver Shop Group Ltd.	136,824	138,675
	Sigma Healthcare Ltd.	890,341	1,835,879
*	Silver Mines Ltd.	24,134	2,298
	Sims Ltd. (SGM AU)	99,760	1,781,873
	SmartGroup Corp. Ltd.	69,278	623,856
	Solvar Ltd.	155,900	171,371
	Sonic Healthcare Ltd.	72,362	1,107,464
	South32 Ltd. (S32 AU)	652,522	2,080,307
	Southern Cross Electrical Engineering Ltd.	291,737	887,994
	Southern Cross Media Group Ltd.	235,802	89,382
	SRG Global Ltd.	584,627	1,375,703
#*	St Barbara Ltd.	362,501	115,691
	Stanmore Resources Ltd.	219,017	354,715
	Steadfast Group Ltd.	327,108	1,169,002
		Shares	Value»
AUSTRALIA — (Continued)
	Suncorp Group Ltd.	229,899	$3,093,232
	Super Retail Group Ltd.	160,643	1,498,262
*	Superloop Ltd.	199,793	447,787
	Supply Network Ltd.	505	11,985
	Tabcorp Holdings Ltd.	1,038,934	650,979
	Technology One Ltd.	95,715	2,087,603
	Telstra Group Ltd. (TLS AU)	373,408	1,318,269
#	Ten Sixty Four Ltd.	189,882	14,697
	TPG Telecom Ltd.	35,732	89,708
#*	Tuas Ltd.	17,051	25,756
	Vault Minerals Ltd.	626,820	2,100,739
	Ventia Services Group Pty. Ltd.	450,729	1,838,214
Ω	Viva Energy Group Ltd.	649,113	1,305,095
*	Vysarn Ltd.	40,546	32,411
	Washington H Soul Pattinson & Co. Ltd.	45,044	1,461,895
*	WEB Travel Group Ltd.	18,984	45,362
	Wesfarmers Ltd.	116,165	7,276,049
*	West African Resources Ltd.	1,368,888	2,728,079
	Westgold Resources Ltd.	647,422	2,151,716
	Westpac Banking Corp.	144,961	3,843,970
	Whitehaven Coal Ltd.	572,267	2,826,169
	Woodside Energy Group Ltd. (WDS AU)	158,335	3,705,819
	Worley Ltd.	95,808	711,128
#*	Xero Ltd.	2,032	101,448
#	XRF Scientific Ltd.	64,487	79,597
#	Yancoal Australia Ltd.	229,976	906,177
TOTAL AUSTRALIA			258,723,900
AUSTRIA — (0.9%)
*	Addiko Bank AG	8,740	268,709
	Agrana Beteiligungs AG	5,562	72,804
	ANDRITZ AG	32,599	3,070,753
*	AT&S Austria Technologie & Systemtechnik AG	18,600	2,848,427
Ω	BAWAG Group AG	23,691	4,804,429
	DO & Co. AG	5,776	1,348,727
	Erste Group Bank AG	34,137	4,462,493
*	Eurotelesites AG	23,962	124,900
	EVN AG	24,912	844,070
	Frequentis AG	990	84,481
*	Immofinanz AG (IIA AV)	7,951	0
#*	Lenzing AG	11,372	308,990

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Mayr Melnhof Karton AG	1,052	$100,848
	Oberbank AG	1,137	108,891
#	Oesterreichische Post AG	10,826	406,766
	OMV AG	60,881	4,451,932
	Palfinger AG	11,715	396,061
	Porr AG	23,162	1,005,937
	Raiffeisen Bank International AG	83,542	5,735,872
#	SBO AG	6,931	235,137
*	Semperit AG Holding	1,601	0
	Strabag SE (STR AV), Class BR	5,744	554,398
	Telekom Austria AG	92,515	1,084,033
	UNIQA Insurance Group AG	59,509	1,238,476
#	Verbund AG	1,188	81,543
	Vienna Insurance Group AG Wiener Versicherung Gruppe	23,493	1,925,243
	voestalpine AG	45,346	2,362,083
	Wienerberger AG	17,365	427,394
	Zumtobel Group AG	8,686	40,422
TOTAL AUSTRIA			38,393,819
BELGIUM — (1.5%)
	Ackermans & van Haaren NV	15,891	4,931,900
	Ageas SA	110,156	9,116,174
*	AGFA-Gevaert NV	19,500	8,653
	Anheuser-Busch InBev SA (ABI BB)	83,775	7,276,191
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	3,763	325,424
*	Argenx SE (ARGX BB)	66	56,529
*	Atenor	3,530	6,085
	Barco NV	9,891	89,618
	Bekaert SA	42,706	1,962,623
*	bpost SA	46,179	80,031
	Cie d'Entreprises CFE	8,983	123,023
*	CMB Tech NV	27,057	437,241
	Colruyt Group NV	44,480	1,994,060
	Deceuninck NV	103,359	261,205
	Deme Group NV	6,977	1,331,073
	Econocom Group SA NV	56,588	93,770
	EVS Broadcast Equipment SA	13,063	415,838
	Fagron	51,445	1,374,131
	Gimv NV	21,565	1,110,457
	KBC Group NV	111,942	16,103,832
		Shares	Value»
BELGIUM — (Continued)
#	Kinepolis Group NV	5,948	$277,374
*	Lakefront Biotherapeutics NV (LKFT BB)	31,943	878,885
*	Lakefront Biotherapeutics NV (LKFT NA)	28,000	768,100
#	Lotus Bakeries NV	202	2,590,893
	Melexis NV	7,283	571,891
#*	Ontex Group NV	35,636	94,923
*	Orange Belgium SA	6,976	176,823
	Proximus SADP	170,402	1,262,120
#	Recticel SA	27,025	386,136
	Sipef NV	5,352	558,878
	Solvay SA	72,824	2,232,015
#	Syensqo SA	12,683	1,128,244
	Tessenderlo Group SA	17,972	442,574
	UCB SA	18,616	4,778,418
	Umicore SA	10,808	269,766
	Van de Velde NV	2,440	85,050
	VGP NV	6,778	660,440
	Viohalco SA	29,708	606,548
TOTAL BELGIUM			64,866,936
CANADA — (10.9%)
*	5N Plus, Inc.	82,974	1,928,375
#	A&W Food Services of Canada, Inc.	600	15,926
#	Acadian Timber Corp.	6,576	83,780
*	ACT Energy Technologies Ltd.	17,600	75,078
#	ADENTRA, Inc.	22,258	551,270
	ADF Group, Inc.	23,843	265,669
*	Advantage Energy Ltd.	123,603	969,885
	Aecon Group, Inc.	9	290
	AG Growth International, Inc.	2,004	19,199
	AGF Management Ltd., Class B	71,437	1,151,675
	Agnico Eagle Mines Ltd. (AEM CN)	22,204	3,223,562
	Agnico Eagle Mines Ltd. (AEM US)	24,611	3,575,240
#*	Aimia, Inc.	62,327	114,264
*	Air Canada	147,543	2,670,162
	AirBoss of America Corp.	5,431	28,010
*	AKITA Drilling Ltd., Class B	18,132	45,658
	Alamos Gold, Inc. (AGI CN), Class A	86,959	2,416,751
	Algoma Central Corp.	4,796	78,619
	Alimentation Couche-Tard, Inc.	56,022	3,637,024
*	Allied Gold Corp.	2	36

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	AltaGas Ltd.	90,505	$3,601,219
	Altius Minerals Corp.	7	290
#	Altus Group Ltd.	66	2,204
	Amerigo Resources Ltd.	132,794	628,045
#*	Andean Precious Metals Corp.	34,866	138,534
	Andrew Peller Ltd., Class A	13,700	77,694
	ARC Resources Ltd.	345,494	8,263,655
*	Aritzia, Inc.	44,552	4,439,151
*	Athabasca Oil Corp.	454,119	3,356,046
*	ATS Corp. (ATS CN)	2,758	75,253
#*	AutoCanada, Inc.	17,162	285,248
	B2Gold Corp. (BTG US)	754,887	2,830,826
	B2Gold Corp. (BTO CN)	539,008	2,018,613
	Badger Infrastructure Solutions Ltd.	27,487	1,742,337
#	Bank of Montreal (BMO CN)	85	15,248
	Bank of Montreal (BMO US)	52,639	9,446,069
	Bank of Nova Scotia (BNS CN)	1,321	115,878
	Bank of Nova Scotia (BNS US)	43,518	3,819,575
	Barrick Mining Corp.	45,774	1,681,279
	Barrick Mining Corp. (B US)	103,697	3,808,791
*	Bausch Health Cos., Inc. (BHC US)	11,391	78,484
	Baytex Energy Corp.	865,864	3,946,835
#	BCE, Inc. (BCE CN)	13,146	285,173
	BCE, Inc. (BCE US)	43,581	944,836
	Birchcliff Energy Ltd.	340,266	1,551,022
	Bird Construction, Inc.	1,574	75,082
	Black Diamond Group Ltd.	53,397	666,963
	Brookfield Wealth Solutions Ltd.	250	10,798
	BRP, Inc. (DOO CN)	4,900	302,770
	BRP, Inc. (DOOO US)	300	18,549
*	CAE, Inc. (CAE CN)	175	4,514
*	CAE, Inc. (CAE US)	26,772	691,253
	Calian Group Ltd.	11,160	624,294
	Canaccord Genuity Group, Inc.	2,593	26,641
	Canada Packers, Inc.	8,586	116,799
	Canadian Imperial Bank of Commerce (CM CN)	19,372	2,294,487
		Shares	Value»
CANADA — (Continued)
	Canadian Imperial Bank of Commerce (CM US)	53,924	$6,392,690
	Canadian National Railway Co. (CNI US)	200	25,442
	Canadian Natural Resources Ltd. (CNQ US)	238,383	11,366,101
	Canadian Pacific Kansas City Ltd. (CP CN)	5,103	453,276
	Canadian Pacific Kansas City Ltd. (CP US)	3,549	315,471
#	Canadian Tire Corp. Ltd., Class A	34,403	5,021,118
#*	Canfor Corp.	90,886	973,142
*	Capstone Copper Corp.	678,248	6,439,691
#	Cardinal Energy Ltd.	107,283	880,853
	CareRx Corp.	3,800	9,840
	Cargojet, Inc.	1,500	90,406
	Cascades, Inc.	119,012	1,143,554
*	Cavvy Energy Ltd.	62,000	79,167
	CCL Industries, Inc., Class B	26,567	1,761,531
*	Celestica, Inc. (CLS CN)	77	25,479
*	Celestica, Inc. (CLS US)	31,881	10,566,639
	Cenovus Energy, Inc. (CVE CN)	51	1,538
	Cenovus Energy, Inc. (CVE US)	247,998	7,487,060
	Centerra Gold, Inc.	272,862	4,690,919
	CES Energy Solutions Corp.	277,595	3,235,655
	CGI, Inc. (GIB US)	7,494	548,186
	CGI, Inc. (GIBA CN)	14,980	1,096,478
*††	Chesswood Group Ltd.	4,397	0
*	Cipher Pharmaceuticals, Inc.	100	1,201
#	Cogeco Communications, Inc.	25,138	1,059,782
	Cogeco, Inc.	21,702	901,612
	Computer Modelling Group Ltd.	10,552	29,507
	Constellation Software, Inc.	1,000	2,142,162
*	Cronos Group, Inc. (CRON US)	203,179	574,997

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	DATA Communications Management Corp.	9,900	$20,339
*	D-BOX Technologies, Inc.	52,000	45,255
	Definity Financial Corp.	37,708	2,152,706
	Dexterra Group, Inc.	21,771	241,956
	Dollarama, Inc.	66,512	9,060,739
	Doman Building Materials Group Ltd.	86,605	695,015
	Dominion Lending Centres, Inc.	10,300	64,510
	DPM Metals, Inc.	65,004	2,285,121
	DREAM Unlimited Corp., Class A	24,324	343,557
	Dynacor Group, Inc.	54,717	241,218
	E-L Financial Corp. Ltd.	97,700	1,177,822
	Eldorado Gold Corp. (EGO US)	134,774	4,068,827
	Eldorado Gold Corp. (ELD CN)	67,605	2,040,411
	Element Fleet Management Corp.	140,093	3,143,935
	Empire Co. Ltd., Class A	94,004	3,440,700
*	Endeavour Silver Corp.	96,959	727,507
	Enerflex Ltd. (EFX CN)	137,475	3,061,647
	Enerflex Ltd. (EFXT US)	32,119	715,611
	Enghouse Systems Ltd.	3,600	44,119
*	Ensign Energy Services, Inc.	246,125	612,745
#	EQB, Inc.	27,013	2,738,008
#	Equinox Gold Corp. (EQX CN)	29	258
#	Equinox Gold Corp. (EQX US)	65,751	588,471
*	ERO Copper Corp. (ERO CN)	55,620	1,493,410
*	ERO Copper Corp. (ERO US)	71,926	1,935,529
	Evertz Technologies Ltd.	6,356	72,771
	Exchange Income Corp.	19,417	1,738,991
	Exco Technologies Ltd.	15,617	93,133
#	Extendicare, Inc.	50,936	1,289,160
	Fairfax Financial Holdings Ltd.	4,173	6,988,171
#	Fiera Capital Corp.	27,336	96,915
		Shares	Value»
CANADA — (Continued)
	Finning International, Inc.	65,809	$4,361,134
*	Firan Technology Group Corp.	1,300	21,292
	Firm Capital Mortgage Investment Corp.	13,335	111,200
	First Majestic Silver Corp. (AG US)	10	150
*	First Quantum Minerals Ltd.	11,432	316,902
	FirstService Corp. (FSV CN)	919	129,454
*	Foraco International SA	56,346	92,848
#*	Fortuna Mining Corp. (FSM US)	438,285	3,694,743
*	Fortuna Mining Corp. (FVI CN)	69,249	583,395
	Franco-Nevada Corp. (FNV CN)	58	12,339
	Franco-Nevada Corp. (FNV US)	2,083	443,512
#	Freehold Royalties Ltd.	162,595	1,985,681
*	Galiano Gold, Inc. GAU CN	57,113	99,001
#*	Galiano Gold, Inc. GAU US	194,151	337,823
	George Weston Ltd.	42,090	3,145,678
	Gibson Energy, Inc.	78,274	1,791,784
	Gildan Activewear, Inc. (GIL CN)	46	2,546
#	Gildan Activewear, Inc. (GIL US)	16,233	898,984
	goeasy Ltd.	8,843	300,391
*	GoGold Resources, Inc.	81,265	168,113
*	GoldMoney, Inc.	4,200	43,203
	Great-West Lifeco, Inc.	28	1,856
*	Greenfire Resources Ltd.	17,340	109,936
*	Haivision Systems, Inc.	3,900	11,851
	Hammond Manufacturing Co. Ltd., Class A	2,800	44,401
#	Hammond Power Solutions, Inc.	11,279	2,017,001
	Headwater Exploration, Inc.	208,001	1,965,983
	High Liner Foods, Inc.	5,997	62,971
	Hudbay Minerals, Inc. (HBM CN)	143,039	3,245,760
	Hudbay Minerals, Inc. (HBM US)	162,231	3,690,755

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	iA Financial Corp., Inc.	50,348	$7,444,184
#*	IAMGOLD Corp. (IAG US)	118,929	1,687,603
*	IAMGOLD Corp. (IMG CN)	297,651	4,212,573
	IGM Financial, Inc.	18,591	1,155,895
*	Imperial Metals Corp.	94,497	485,343
	Imperial Oil Ltd. (IMO CN)	94	12,187
	Imperial Oil Ltd. (IMO US)	18,803	2,436,305
	InPlay Oil Corp.	19,972	216,410
	Intact Financial Corp.	14,161	2,780,480
*	Interfor Corp.	18,582	163,173
#*	Ivanhoe Mines Ltd., Class A	3	22
Ω	Jamieson Wellness, Inc.	1,409	41,561
*	Journey Energy, Inc.	32,892	105,585
*	K92 Mining, Inc.	81,702	1,313,083
	K-Bro Linen, Inc.	13,218	446,933
*	Kelt Exploration Ltd.	247,621	1,762,852
#	Keyera Corp.	70,498	2,995,228
	Kinross Gold Corp. (K CN)	91,485	2,109,209
	Kinross Gold Corp. (KGC US)	232,737	5,376,225
*	Knight Therapeutics, Inc.	55,268	387,942
*	Kolibri Global Energy, Inc.	12,434	64,749
*	Laramide Resources Ltd.	49,004	17,129
	Lassonde Industries, Inc., Class A	2,903	449,744
	Leon's Furniture Ltd.	25,525	448,101
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	55,357	4,082,719
#*	Lithium Americas Corp.	397,249	1,140,105
	Loblaw Cos. Ltd.	27,094	1,271,954
	Loblaw Cos. Ltd. LBLCF US	1	72
	Lundin Gold, Inc.	47,314	2,649,125
	Lundin Mining Corp.	13,816	342,086
*	LunR Royalties Corp.	9,880	130,741
	Magellan Aerospace Corp.	4,893	120,977
#	Magna International, Inc. (MG CN)	7,174	491,999
	Magna International, Inc. (MGA US)	124,627	8,549,412
*	Major Drilling Group International, Inc.	41,784	414,904
		Shares	Value»
CANADA — (Continued)
	Manulife Financial Corp. (MFC US)	2,156	$95,813
	Maple Leaf Foods, Inc.	66,194	1,350,464
	Martinrea International, Inc.	141,354	1,027,497
*	Mattr Corp.	31,693	388,405
*	MDA Space Ltd.	66	1,998
*	Medexus Pharmaceuticals, Inc.	5,900	21,128
	Medical Facilities Corp.	19,882	247,630
*	Mega Uranium Ltd.	136,518	50,640
	Melcor Developments Ltd.	6,653	89,460
#	Meren Energy, Inc.	149,985	216,121
	Methanex Corp. (MEOH US)	31,953	1,774,989
	Methanex Corp. (MX CN)	36,170	2,010,204
	Metro, Inc.	27,751	1,844,613
#	MTY Food Group, Inc.	18,646	455,573
#	Mullen Group Ltd.	131,324	2,578,985
	National Bank of Canada	34,447	5,571,781
	Neo Performance Materials, Inc.	56	1,318
*	NFI Group, Inc.	145	2,609
	North American Construction Group Ltd. (NOA CN)	10,246	139,527
	North American Construction Group Ltd. (NOA US)	13,226	179,874
	North West Co., Inc.	48,708	1,766,809
	Northland Power, Inc.	13,850	215,577
	Nutrien Ltd. (NTR US)	107,330	7,413,302
#*	Obsidian Energy Ltd. (OBE CN)	27,709	297,479
#*	Obsidian Energy Ltd. (OBE US)	33,064	354,446
	OceanaGold Corp.	254,975	6,147,693
	Onex Corp.	19,904	1,524,054
#	Open Text Corp. (OTEX CN)	14,926	378,407
	Open Text Corp. (OTEX US)	78,003	1,976,596
	OR Royalties, Inc. (OR CN)	39	1,159
*††	Orbite Technologies, Inc.	121,500	0
	Pan American Silver Corp. (PAAS CN)	50,331	2,167,129

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Paramount Resources Ltd., Class A	137,369	$2,899,556
	Parex Resources, Inc.	148,127	2,565,555
	Pason Systems, Inc.	103,380	914,443
	Pembina Pipeline Corp. (PBA US)	15,871	776,568
	Pembina Pipeline Corp. (PPL CN)	1,774	86,735
#	Petrus Resources Ltd.	22,500	27,767
#	Peyto Exploration & Development Corp.	273,197	5,014,345
	PHX Energy Services Corp.	43,970	333,731
#	Pizza Pizza Royalty Corp.	25,313	227,697
*	PMET Resources, Inc.	71	207
	Polaris Renewable Energy, Inc.	23,154	249,403
*	Precision Drilling Corp. (PD CN)	9,316	724,329
*	Precision Drilling Corp. (PDS US)	15,917	1,237,260
#	Premium Brands Holdings Corp.	3,673	242,910
	Propel Holdings, Inc.	4,194	73,687
#*	Quarterhill, Inc.	66,978	133,301
	Quebecor, Inc., Class B	85,800	3,970,358
#	RB Global, Inc. (RBA US)	8,596	943,325
*	Real Matters, Inc.	29	99
	Restaurant Brands International, Inc. (QSR US)	30,600	2,265,012
	Richelieu Hardware Ltd.	44,067	1,114,681
	Rogers Communications, Inc. (RCI US), Class B	84,468	2,859,242
	Rogers Communications, Inc. (RCIB CN), Class B	29,096	985,053
#	Rogers Sugar, Inc.	125,784	625,398
	Royal Bank of Canada (RY CN)	63,580	13,307,421
	Royal Bank of Canada (RY US)	32,014	6,707,253
	Russel Metals, Inc.	69,280	3,324,017
*	Sangoma Technologies Corp.	15,903	61,826
	Saputo, Inc.	6,800	191,264
*	Saturn Oil & Gas, Inc.	90,704	344,220
		Shares	Value»
CANADA — (Continued)
	Savaria Corp.	5,271	$109,492
#	Secure Waste Infrastructure Corp.	175,502	3,024,662
#	Sienna Senior Living, Inc.	99	1,574
*	SNDL, Inc.	23,678	29,124
*	Source Energy Services Ltd.	3,200	26,365
	South Bow Corp. SOBO CN	692	25,666
	South Bow Corp. SOBO US	53,042	1,967,843
*	Spartan Delta Corp.	31,548	267,804
	Sprott, Inc. (SII CN)	86	8,824
*	SSR Mining, Inc. (SSRM CN)	108,027	2,761,847
	Stantec, Inc. (STN CN)	2,317	163,513
	Stella-Jones, Inc.	63,798	3,519,733
#*	Steppe Gold Ltd.	43,754	37,766
*	STLLR Gold, Inc.	9,400	8,650
	Strathcona Resources Ltd.	31,295	949,220
	Sun Life Financial, Inc. (SLF CN)	67,322	5,585,635
	Suncor Energy, Inc. (SU US)	274,880	18,493,926
#	Superior Plus Corp.	368,547	2,097,946
	Supremex, Inc.	17,058	45,022
	Surge Energy, Inc.	174,524	1,288,525
	Tamarack Valley Energy Ltd.	758,162	7,252,525
#	TC Energy Corp. (TRP CN)	161	10,842
	TC Energy Corp. (TRP US)	395	26,635
	Teck Resources Ltd. (TECK US), Class B	96,249	5,798,040
	Teck Resources Ltd. (TECK/A CN), Class A	1,200	72,324
	Teck Resources Ltd. (TECKB CN), Class B	96	5,777
	TELUS Corp.	32,471	309,920
#	TerraVest Industries, Inc.	6,033	491,600
	TFI International, Inc. (TFII CN)	11,970	1,617,148
	TFI International, Inc. (TFII US)	2,101	283,677
	Thomson Reuters Corp.	24	2,354
*	Tidewater Renewables Ltd.	2,300	27,153

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Timbercreek Financial Corp.	142,200	$613,696
	TMX Group Ltd.	205	7,493
	Torex Gold Resources, Inc.	100,128	3,853,427
	Toromont Industries Ltd.	1,733	260,682
	Toronto-Dominion Bank (TD CN)	45,933	5,505,997
	Toronto-Dominion Bank (TD US)	45,361	5,439,691
	Total Energy Services, Inc.	63,160	1,064,645
	Tourmaline Oil Corp.	122,751	5,421,073
	TransAlta Corp.	134,821	1,687,006
#	Transcontinental, Inc., Class A	125,738	478,968
#*	Trekor Metals Ltd. TKO CN	1,276	8,611
*††	Trevali Mining Corp.	33,236	0
	Trican Well Service Ltd.	375,396	1,585,294
#	Triple Flag Precious Metals Corp. (TFPM CN)	33	948
*	Trisura Group Ltd. (TSU CN)	8,610	255,871
*	Valeura Energy, Inc.	97,453	870,358
	Vecima Networks, Inc.	1,100	10,181
	Vermilion Energy, Inc. (VET US)	95,695	1,140,684
	VersaBank (VBNK CN)	3,600	69,465
	VersaBank (VBNK US)	2,787	53,901
*††	Victoria Gold Corp./Vancouver	2,102	0
*	Viemed Healthcare, Inc.	23,412	273,218
	Wajax Corp.	29,639	686,083
#*	Well Health Technologies Corp.	51,574	148,631
*	Wesdome Gold Mines Ltd.	139,249	2,583,633
	West Fraser Timber Co. Ltd. (WFG CN)	48,626	3,148,908
#	West Fraser Timber Co. Ltd. (WFG US)	16,500	1,070,025
#	Westshore Terminals Investment Corp.	52	1,487
	Whitecap Resources, Inc. WCP CN	263,368	3,107,398
	Whitecap Resources, Inc. WCPRF US	533,848	6,299,401
	Winpak Ltd.	22,415	703,062
	WSP Global, Inc.	3,939	481,244
		Shares	Value»
CANADA — (Continued)
*	Yangarra Resources Ltd.	62,901	$62,369
	Yellow Pages Ltd.	1,818	16,975
TOTAL CANADA			478,083,779
CHINA — (0.1%)
	China Gold International Resources Corp. Ltd. (CGG CN)	243,398	5,375,470
DENMARK — (2.1%)
	AL Sydbank	55,576	5,351,682
	ALK-Abello AS	38,478	1,316,039
	Alm Brand AS	742,648	1,953,084
	AP Moller - Maersk AS (MAERSKA DC), Class A	382	997,522
	AP Moller - Maersk AS (MAERSKB DC), Class B	327	880,582
*	Bavarian Nordic AS	46,329	1,269,962
	Carlsberg AS, Class B	29,024	4,273,919
	Columbus AS	23,683	36,233
	D/S Norden AS	32,817	1,708,883
	Danske Bank AS	128,707	7,407,044
*	Demant AS	2,364	102,323
*	Dfds AS	7,295	139,929
	DSV AS	11,415	2,466,939
	FLSmidth & Co. AS	45,813	3,437,944
#	Foroya Banki P	3,602	158,398
*	Genmab AS (GMAB DC)	3,044	876,180
*	GN Store Nord AS	81,624	1,231,445
#	GronlandsBANKEN AS	75	12,818
	H Lundbeck AS (HLUNA DC), Class A	33,531	186,347
	H Lundbeck AS (HLUNB DC)	168,361	1,077,146
#*	H&H International AS, Class B	16,762	267,777
	ISS AS	100,266	4,443,921
	Jyske Bank AS	40,764	6,470,274
#	Matas AS	33,484	466,599
#	MT Hoejgaard Holding AS	1,701	69,461
#*Ω	Netcompany Group AS	31,620	1,578,084
#*	NKT AS	50,390	6,877,602
	Novo Nordisk AS (NOVOB DC), Class B	95,182	4,502,259

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Novonesis Novozymes B, Class B	88,871	$5,787,554
	Pandora AS	22,162	2,775,314
	Parken Sport & Entertainment AS	3,314	103,528
	Per Aarsleff Holding AS	19,250	2,144,091
	Ringkjoebing Landbobank AS	29,027	7,799,793
#	Rockwool AS ROCKA DC, Class A	25,850	870,799
	Rockwool AS ROCKB DC, Class B	85,150	2,720,630
	Royal Unibrew AS	22,020	1,651,854
*	RTX AS	4,831	71,827
Ω	Scandinavian Tobacco Group AS, Class A	61,654	684,406
	Schouw & Co. AS	11,084	1,060,407
	SJF Bank AS	12,657	817,442
	SP Group AS	2,013	147,592
#	Tivoli AS	261	25,327
	TORM PLC, Class A	52,874	1,612,088
*	Trifork Group AG	1,136	19,624
	Tryg AS	116,659	2,776,204
	UIE PLC	12,391	696,932
	Vestas Wind Systems AS	26,513	713,663
*	Zealand Pharma AS	24,514	1,152,385
TOTAL DENMARK			93,191,856
FINLAND — (1.8%)
	Aktia Bank OYJ	45,889	635,608
#	Alandsbanken Abp, Class B	1,791	90,390
	Alma Media OYJ	17,628	275,956
#	Apetit OYJ	2,895	42,128
	Aspo OYJ	11,569	83,908
	Atria OYJ	11,213	202,779
#	Bittium OYJ	6,294	207,109
	Digia OYJ	9,042	62,508
	Elisa OYJ	33,320	1,343,755
#	Evli OYJ, Class B	1,283	36,862
	Finnair OYJ	26,021	144,515
#	Fiskars OYJ Abp	31,916	478,186
	Fortum OYJ	151,462	3,443,300
	F-Secure OYJ	37,351	79,682
#	Harvia OYJ	7,944	378,995
	Hiab OYJ	22,436	1,524,690
	HKFoods OYJ	43,382	81,465
	Huhtamaki OYJ	41,806	1,490,929
#	Kalmar OYJ, Class B	31,343	1,393,784
#	Kemira OYJ	108,554	2,130,683
	Kesko OYJ (KESKOA FH), Class A	30,565	745,997
#	Kesko OYJ (KESKOB FH), Class B	152,063	3,789,003
	Kone OYJ, Class B	71,787	4,141,891
		Shares	Value»
FINLAND — (Continued)
	Konecranes OYJ	139,128	$4,340,204
	Lassila & Tikanoja OYJ	12,200	94,640
#*	Lindex Group OYJ	49,180	129,707
	Luotea PLC	47,289	104,126
#	Mandatum OYJ	131,902	903,684
	Marimekko OYJ	3,787	46,087
#*	Metsa Board OYJ (METSB FH), Class B	51,427	174,365
	Metso OYJ	286,680	5,366,136
	Neste OYJ	15,206	538,876
	Nokia OYJ (NOKIA FH)	473,305	4,374,725
	Nokia OYJ (NOKIA FP)	143,713	1,318,821
#	Nokian Renkaat OYJ	44,735	787,244
	Nordea Bank Abp (NDA FH)	605,343	12,217,728
	Nordea Bank Abp (NDA SS)	212,648	4,295,000
	Olvi OYJ, Class A	11,713	447,434
#	Oriola OYJ (OKDBV FH), Class B	36,534	37,766
	Orion OYJ (ORNAV FH), Class A	11,860	1,107,177
	Orion OYJ (ORNBV FH), Class B	44,894	4,197,012
	Outokumpu OYJ	198,234	1,193,812
	Pihlajalinna OYJ	13,721	162,570
	Ponsse OYJ	2,825	75,984
	Puuilo OYJ	34,014	671,396
#*	QT Group OYJ	4,025	116,801
	Raisio OYJ, Class V	80,158	238,293
#*	Revenio Group OYJ	5,435	76,611
	Sampo OYJ, Class A	389,693	4,304,657
	Sanoma OYJ	77,621	792,568
	Scanfil OYJ	12,178	161,316
	Stora Enso OYJ, Class R	104,660	1,203,544
	Taaleri PLC	4,176	34,901
#Ω	Terveystalo OYJ	38,582	336,501
	Tieto OYJ	59,770	1,279,331
#	Tokmanni Group Corp.	5,610	47,280
	UPM-Kymmene OYJ	26,349	716,845
	Vaisala OYJ, Class A	9,903	627,987
#	Valmet OYJ	57,181	1,724,169
	Wartsila OYJ Abp	19,117	648,301
*	YIT OYJ	66,609	225,089
TOTAL FINLAND			77,922,811
FRANCE — (6.6%)
*	74Software SA	6,447	282,675
	ABC arbitrage	6,384	38,152
	Accor SA	8,446	439,243
#	Aeroports de Paris SA	833	115,458

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Air Liquide SA	19,305	$3,803,248
	Airbus SE	10,855	2,548,303
	AKWEL SADIR	6,577	50,074
*	Alstom SA	45,037	834,352
	Altamir	17,275	478,312
	Alten SA	9,990	868,762
Ω	Amundi SA	17,468	1,908,719
	Arkema SA	30,408	2,071,168
	Assystem SA	1,977	95,718
	Aubay	2,118	135,340
	AXA SA	28,216	1,462,424
Ω	Ayvens SA	62,492	842,250
*	Bastide le Confort Medical	2,023	54,633
#	Beneteau SACA	25,061	174,264
	BioMerieux	1,920	153,039
	BNP Paribas SA	55,287	7,025,240
	Boiron SA	1,336	42,294
#	Bollore SE	104,584	467,059
	Bonduelle SCA	9,348	98,923
*††	Bourbon Corp. SA	9,346	0
	Bouygues SA	122,374	6,893,297
	Bureau Veritas SA	79,293	2,536,585
	Capgemini SE	4,741	563,519
	Carrefour SA	436,154	8,004,288
	CBo Territoria	13,564	61,111
*	Cegedim SA	1,399	16,250
	Cie de Saint-Gobain SA	90,983	8,551,227
	Cie des Alpes	27,948	658,469
	Cie Generale des Etablissements Michelin SCA	301,482	12,186,039
*	Clariane SE	54,271	250,296
	Coface SA	98,295	1,794,082
	Credit Agricole SA	82,436	1,842,070
	Danone SA	45,098	3,507,997
	Dassault Aviation SA	435	150,271
	Derichebourg SA	108,712	1,170,396
	Eiffage SA	49,878	7,089,138
#Ω	Elior Group SA	12,533	30,703
#	Elis SA	172,867	4,958,499
*	Emeis SA	5,978	100,906
	Engie SA	786,240	24,507,971
#	Equasens	353	13,335
#*	Eramet SA	3,227	161,086
	EssilorLuxottica SA	2,183	413,289
#	Etablissements Maurel et Prom SA	85,985	808,816
#	Eurazeo SE	2,650	145,712
	Eurofins Scientific SE	41,347	3,260,655
Ω	Euronext NV	9,721	1,777,445
*	Eutelsat Communications SACA	81,094	191,817
*	Figeac Aero	7,355	92,868
	Fnac Darty SA (0QSH LI)	2,700	107,777
		Shares	Value»
FRANCE — (Continued)
	Fnac Darty SA (FNAC FP)	6,629	$264,182
*	Forvia SE (FRVIA FP)	129,950	1,342,507
	Gaztransport Et Technigaz SA	16,426	3,712,591
	Getlink SE	1,182	25,215
	GL Events SACA	10,298	374,763
	Groupe Crit SA	2,535	156,578
*	ID Logistics Group SACA	2,283	951,001
	Imerys SA	20,272	551,970
	Infotel SA	324	15,677
	Ipsen SA	13,284	2,566,807
#	IPSOS SA	40,548	1,675,231
#	Jacquet Metals SACA	6,822	166,953
	JCDecaux SE	55,756	1,460,647
	Kaufman & Broad SA	6,823	199,800
	Laurent-Perrier	1,526	151,416
	Legrand SA	10,936	1,662,592
	Linedata Services	862	43,901
	LISI SA	7,074	519,547
	LNA Sante SA	4,672	187,241
	L'Oreal SA	3,263	1,453,325
	LVMH Moet Hennessy Louis Vuitton SE	15,131	8,308,961
*Ω	Maisons du Monde SA	6,173	1,177
	Manitou BF SA	5,811	148,368
	Mersen SA	7,486	322,465
	Metropole Television SA	28,452	398,032
	Nexans SA	13,265	2,020,543
#*	Nexity SA	8,878	72,512
	North Atlantic Energies	2,477	190,747
	NRJ Group	17,425	135,753
	Oeneo SA	12,484	131,889
	Opmobility	76,682	1,138,714
	Orange SA (ORA FP)	1,286,762	24,579,307
#*	OVH Groupe SA	4,023	69,887
	Publicis Groupe SA (PUB FP)	27,802	2,967,322
#	Quadient SA	4,750	74,438
#	Remy Cointreau SA	1,616	90,268
	Renault SA	32,566	1,028,312
	Rexel SA	108,458	4,500,540
	Robertet SA	230	211,739
	SA d'Explosifs et de Produits Chimiques	117	35,694
	Safran SA	20,936	8,227,456
	Samse SACA	314	42,766
	Sanofi SA (SAN FP)	27,247	2,346,284
#	Sartorius Stedim Biotech	436	84,296
	Savencia SA	3,513	256,995
	Schneider Electric SE (0NWV LI)	1,883	638,138

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Schneider Electric SE (SU FP)	11,379	$3,823,177
	SCOR SE	92,243	3,649,239
	SEB SA	2,698	181,722
#	Seche Environnement SACA	4,299	402,740
	SES SA	455,350	3,022,980
*Ω	SMCP SA	17,606	135,614
	Societe BIC SA	16,367	1,283,266
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	86,684
	Societe Generale SA	86,638	8,143,680
	Societe LDC SADIR	3,690	486,672
#	Sodexo SA	23,601	1,551,925
*	SOITEC	401	48,822
	Sopra Steria Group	11,331	2,405,247
	SPIE SA	81,284	4,371,513
	Stef SA	4,135	647,313
	STMicroelectronics NV (STM FP)	33,324	1,780,115
	Sword Group	4,261	154,241
	Synergie SE	7,052	239,789
	Technip Energies NV	99,599	3,444,803
	Teleperformance SE	24,006	1,909,918
	Television Francaise 1 SA	30,123	246,940
	Thales SA	10,190	2,900,894
	Thermador Groupe	3,866	337,889
#	Tikehau Capital SCA	536	9,828
	TotalEnergies SE (TTE FP)	378,407	33,360,534
	Trigano SA	10,716	1,871,860
#*	Ubisoft Entertainment SA	10,116	66,924
	Valeo SE	378,795	6,553,869
#*	Vallourec SACA	192,412	4,639,261
	Vetoquinol SA	2,062	173,629
	Vicat SACA	14,931	1,130,327
	VIEL & Cie SA	16,841	368,187
	Vinci SA	41,979	5,927,130
	Virbac SACA	1,957	762,069
*	Viridien	15,457	1,662,086
#	Wavestone	2,585	96,911
*Ω	X-Fab Silicon Foundries SE	18,120	135,648
TOTAL FRANCE			289,353,557
GERMANY — (7.7%)
	1&1 AG	33,655	768,901
	Adesso SE	1,526	103,301
	adidas AG	3,691	682,920
	AIXTRON SE	20,767	875,976
	Allgeier SE	4,754	91,567
	Allianz SE (ALV GR)	9,813	4,887,874
#	Alzchem Group AG	5,513	982,560
	Atoss Software SE	3,893	379,258
		Shares	Value»
GERMANY — (Continued)
Ω	Aumann AG	3,215	$51,578
*	Aumovio SE	21,779	1,005,626
	Aurubis AG	25,680	5,403,632
	BASF SE	325,719	18,909,160
	Basler AG	1,013	29,284
	Bayer AG	434,725	24,125,381
	Bayerische Motoren Werke AG	34,928	2,394,085
#*	BayWa AG (BYW6 GR)	15,013	47,207
	Bechtle AG	16,973	710,759
Ω	Befesa SA	13,346	538,197
	Bijou Brigitte AG	5,897	326,993
*	Bike24 Holding AG	2,531	7,670
	Bilfinger SE	24,182	2,312,668
#	Borussia Dortmund GmbH & Co. KGaA	44,200	154,625
	Brenntag SE	53,542	3,775,593
	CANCOM SE (COK GR)	17,550	485,286
#	Carl Zeiss Meditec AG	309	10,888
*	Ceconomy AG	104,282	511,551
*	CENIT AG	3,550	27,198
	Cewe Stiftung & Co. KGaA	6,736	746,053
	Commerzbank AG	306,138	13,351,892
	Continental AG	43,559	3,622,508
#	CTS Eventim AG & Co. KGaA	20,981	1,415,605
#	Daimler Truck Holding AG	218,320	12,348,324
#	Dermapharm Holding SE DMP GR	1,992	94,194
	Deutsche Bank AG (DB US)	114,383	4,197,856
	Deutsche Bank AG (DBK GR)	18,884	695,044
#	Deutsche Beteiligungs AG	8,439	206,382
	Deutsche Boerse AG	65,241	19,651,708
#	Deutsche Lufthansa AG	366,551	3,846,230
#*Ω	Deutsche Pfandbriefbank AG	77,046	304,375
	Deutsche Post AG	339,804	22,699,504
	Deutsche Telekom AG (DTE GR)	713,773	22,027,730
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	5,867	180,880
#	Deutz AG	81,056	924,857
	Draegerwerk AG & Co. KGaA	2,155	207,504
	Duerr AG	57,396	1,185,102
Ω	DWS Group GmbH & Co. KGaA	26,592	2,242,997
	E.ON SE	482,173	10,387,578

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Eckert & Ziegler SE	41,630	$655,004
	Elmos Semiconductor SE	7,963	1,345,614
	ElringKlinger AG	53,999	302,309
#*	Evotec SE	16,930	66,592
	Fielmann Group AG	2,274	106,585
	flatexDEGIRO SE	117,214	4,935,307
	Fraport AG Frankfurt Airport Services Worldwide	28,184	2,201,794
	Freenet AG	100,594	2,826,795
	Fresenius Medical Care AG (FME GR)	57,570	2,954,598
	Fresenius SE & Co. KGaA	41,103	2,112,580
	Friedrich Vorwerk Group SE	6,850	520,296
	FUCHS SE	12,719	507,748
	GEA Group AG	75,384	5,355,392
#	Gerresheimer AG	1,296	41,225
	Gesco SE	1,263	19,570
	GFT Technologies SE	21,811	575,521
	Hannover Rueck SE	11,492	3,312,529
#Ω	Hapag-Lloyd AG	2,969	435,696
	Heidelberg Materials AG	72,839	13,560,065
#*	Heidelberger Druckmaschinen AG	187,597	293,187
	Henkel AG & Co. KGaA	10,555	864,879
	Hensoldt AG	12,068	1,108,553
	HOCHTIEF AG	10,531	5,397,394
	Hornbach Holding AG & Co. KGaA	16,851	1,623,330
#*	Hugo Boss AG	41,652	1,820,375
	Indus Holding AG	16,107	590,507
	Infineon Technologies AG (IFNNY US), ADR	15,915	1,133,625
	Infineon Technologies AG (IFX GR)	173,391	12,443,150
#	Init Innovation in Traffic Systems SE	4,242	231,682
Ω	Instone Real Estate Group SE	7,972	70,662
	IVU Traffic Technologies AG	6,118	162,730
	Jenoptik AG	35,067	1,519,315
Ω	JOST Werke SE	15,047	1,006,479
#	K&S AG	127,886	2,145,037
	KION Group AG	56,418	2,553,054
	Knorr-Bremse AG	24,318	2,892,279
	Kontron AG	38,571	996,724
	Krones AG	12,389	1,596,643
	KSB SE & Co. KGaA	83	90,874
	KWS Saat SE & Co. KGaA	12,023	994,908
		Shares	Value»
GERMANY — (Continued)
#	Leifheit AG	4,622	$70,197
#*	MAX Automation SE	1,669	7,145
	Mercedes-Benz Group AG	46,158	2,495,724
	Merck KGaA	1,336	220,798
	MLP SE	72,501	646,801
#	MTU Aero Engines AG	10,646	4,463,635
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,913	7,156,133
	Mutares SE & Co. KGaA	18,897	582,057
	Nagarro SE	4,085	360,964
	Nemetschek SE	13,845	933,218
#*	Nordex SE	18,667	834,035
	Norma Group SE	3,018	63,634
	Patrizia SE	20,053	168,557
*	Pentixapharm Holding AG	11,226	24,612
	Pfeiffer Vacuum Technology AG	658	124,394
	ProCredit Holding AG	21,344	202,192
*	PVA TePla AG	5,193	199,484
*	Q Beyond Ag Konv Namens Aktien	8,000	32,478
	Qiagen NV QGEN US	15,098	625,076
#	Qiagen NV QIA GR	2,137	87,917
*	R Stahl AG	341	5,356
	Rational AG	1,342	1,044,823
	Rheinmetall AG	10,704	14,150,137
#	RTL Group SA	9,051	338,840
	RWE AG	51,752	3,404,399
	SAF-Holland SE	27,426	685,624
	Salzgitter AG	6,973	417,758
#	Schaeffler AG	73,689	607,395
	Schott Pharma AG & Co. KGaA	2,416	61,364
Ω	Scout24 SE	4,867	417,265
#	Secunet Security Networks AG	917	189,796
	Siemens AG (SIE GR)	11,911	3,902,596
*	Siemens Energy AG	12,852	2,195,674
#*	Siltronic AG	4,992	441,214
#	Sixt SE	23,841	1,973,555
#*	SMA Solar Technology AG	5,937	364,272
	Stroeer SE & Co. KGaA	10,357	474,088
*	Suedzucker AG	19,777	258,393
	SUSS MicroTec SE	6,023	521,404
	Symrise AG	1,250	128,275
*	Takkt AG	7,908	20,829
*	Talanx AG	24,927	3,313,161
#	Technotrans SE	3,925	141,171
	thyssenkrupp AG	270,236	3,792,189

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Traton SE	5,340	$251,041
	TUI AG	485,134	4,225,173
	United Internet AG	58,122	1,587,784
*	Verbio SE	15,266	509,527
	Volkswagen AG	7,398	649,559
#	Vossloh AG	15,168	1,022,311
*	Wacker Chemie AG	4,115	421,476
	Wacker Neuson SE	26,310	664,579
	Washtec AG	5,350	240,646
#*	Westwing Group SE	1,744	26,880
	Wuestenrot & Wuerttembergische AG	18,723	315,510
*Ω	Zalando SE	22,540	735,146
	Zeal Network SE	2,178	109,109
TOTAL GERMANY			340,214,038
HONG KONG — (1.3%)
	Aeon Credit Service Asia Co. Ltd.	64,000	72,165
	AIA Group Ltd.	483,800	4,877,135
	Allied Group Ltd.	160,000	45,508
	APAC Resources Ltd. 1104 HK	230,902	46,674
	Asia Financial Holdings Ltd.	136,000	80,937
	ASMPT Ltd.	29,000	556,497
	Bank of East Asia Ltd.	324,300	688,905
	Best Mart 360 Holdings Ltd.	50,000	10,435
	BOC Hong Kong Holdings Ltd.	238,000	1,582,715
#*	Bright Smart Securities & Commodities Group Ltd.	650,000	530,386
#Ω	Budweiser Brewing Co. APAC Ltd.	122,400	102,536
	Build King Holdings Ltd.	240,000	44,955
	Cafe de Coral Holdings Ltd.	124,000	87,795
	Cathay Pacific Airways Ltd.	849,000	1,579,451
	Chevalier International Holdings Ltd.	30,055	18,639
#*	China Star Entertainment Ltd.	694,000	606,276
	Chow Sang Sang Holdings International Ltd.	329,000	488,044
	CITIC Telecom International Holdings Ltd.	1,839,000	651,953
	CK Hutchison Holdings Ltd.	76,460	716,375
		Shares	Value»
HONG KONG — (Continued)
	CK Infrastructure Holdings Ltd.	17,500	$139,589
*	CK Life Sciences International Holdings, Inc.	258,000	18,425
#††	Convoy, Inc.	5,166,000	20,618
	Cowell e Holdings, Inc.	35,000	92,069
Ω	Crystal International Group Ltd.	519,000	427,884
	CTF Services Ltd.	771,503	806,596
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	311,795	599,088
	Dah Sing Financial Holdings Ltd.	128,266	814,848
#*	Deep Source Holdings Ltd.	870,000	57,837
	Dickson Concepts International Ltd.	76,000	63,178
	Dream International Ltd.	77,000	68,407
	Eagle Nice International Holdings Ltd.	242,000	84,735
*	Far East Consortium International Ltd.	512,938	44,386
	First Pacific Co. Ltd.	1,837,200	1,311,341
*Ω	FIT Hon Teng Ltd.	1,215,000	726,800
	FSE Lifestyle Services Ltd.	105,000	70,294
	Galaxy Entertainment Group Ltd.	67,000	292,187
	Get Nice Holdings Ltd.	30,430	14,674
	Giordano International Ltd.	964,000	172,005
	Glorious Sun Enterprises Ltd.	175,000	29,887
	Great Eagle Holdings Ltd.	36,003	72,873
	G-Resources Group Ltd.	220,930	227,264
	Guoco Group Ltd.	3,000	26,874
#	Guotai Junan International Holdings Ltd.	2,101,000	557,238
	Hang Lung Group Ltd.	384,000	675,878
	Hang Lung Properties Ltd.	107,571	99,971
	Henderson Land Development Co. Ltd.	80,575	292,114
*	HKR International Ltd.	265,188	36,491

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	HKT Trust & HKT Ltd.	1,262,000	$2,136,371
	Hong Kong & China Gas Co. Ltd.	135,735	121,515
	Hong Kong Exchanges & Clearing Ltd.	74,500	3,881,659
*	Hongkong & Shanghai Hotels Ltd.	257,220	195,970
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,114,000	166,277
	IGG, Inc.	51,000	21,716
Ω	Impro Precision Industries Ltd.	321,000	296,455
	Jacobson Pharma Corp. Ltd.	112,000	15,252
	JBM Healthcare Ltd.	70,000	17,138
#	Johnson Electric Holdings Ltd.	464,085	1,100,904
	K Wah International Holdings Ltd.	501,000	132,292
	Karrie International Holdings Ltd.	182,000	42,512
	Kerry Properties Ltd.	270,500	674,925
	KLN Logistics Group Ltd.	250,250	191,042
	Kowloon Development Co. Ltd.	124,504	76,676
	Liu Chong Hing Investment Ltd.	34,000	19,125
	Luk Fook Holdings International Ltd.	222,000	695,895
#	Man Wah Holdings Ltd.	1,069,200	429,400
*	Melco International Development Ltd.	77,000	36,147
	MGM China Holdings Ltd.	19,200	27,791
	Midland Holdings Ltd.	304,000	87,512
	Miramar Hotel & Investment	48,000	60,990
	Modern Dental Group Ltd.	345,000	338,326
*	Modern Innovative Digital Technology Co. Ltd.	208,000	2,075
*	Mongolian Mining Corp.	810,000	738,210
#	MTR Corp. Ltd.	12,216	51,541
	NagaCorp Ltd.	223,784	98,965
	Nameson Holdings Ltd.	714,000	71,860
#*	New World Development Co. Ltd.	152,000	133,389
		Shares	Value»
HONG KONG — (Continued)
*††	NewOcean Energy Holdings Ltd.	788,000	$0
	Nissin Foods Co. Ltd.	135,000	115,336
	Oriental Watch Holdings	440,368	184,726
*	Oshidori International Holdings Ltd.	1,998,000	692,644
	Pacific Basin Shipping Ltd.	5,497,000	2,296,845
	Pacific Textiles Holdings Ltd.	227,000	29,290
	PAX Global Technology Ltd.	386,000	194,088
	PCCW Ltd.	281,415	210,931
	Pico Far East Holdings Ltd.	798,000	228,907
	Plover Bay Technologies Ltd.	144,000	153,055
	PRADA SpA	39,500	216,958
Ω	Regina Miracle International Holdings Ltd.	164,000	49,390
	Sa Sa International Holdings Ltd.	94,000	11,050
Ω	Samsonite Group SA	479,400	862,710
	SAS Dragon Holdings Ltd.	294,000	285,818
	Shangri-La Asia Ltd.	575,666	303,569
*	Shenwan Hongyuan HK Ltd.	85,000	11,290
	Singamas Container Holdings Ltd.	536,000	30,781
	Sino Land Co. Ltd.	338,451	460,984
	SITC International Holdings Co. Ltd.	793,000	3,998,143
#*	SJM Holdings Ltd.	858,000	173,878
	SmarTone Telecommunications Holdings Ltd.	348,166	217,727
*	Solomon Systech International Ltd.	250,000	8,607
#	Stella International Holdings Ltd.	436,000	810,276
	Sun Hung Kai & Co. Ltd.	447,341	235,018
	Sun Hung Kai Properties Ltd.	31,282	490,966
	Sundart Holdings Ltd.	126,000	9,973
	SUNeVision Holdings Ltd.	404,000	249,002
	Swire Pacific Ltd. (19 HK), Class A	120,000	1,523,929
	Swire Pacific Ltd. (87 HK), Class B	157,500	300,320
	TAI Cheung Holdings Ltd.	45,000	19,325

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Tai Hing Group Holdings Ltd.	357,000	$53,698
	Techtronic Industries Co. Ltd.	111,000	1,864,795
*	Texhong International Group Ltd.	302,500	253,243
	Texwinca Holdings Ltd.	304,000	43,846
	Transport International Holdings Ltd.	37,478	45,332
	Truly International Holdings Ltd.	202,000	21,862
*	TVB Ltd.	59,600	18,156
	United Laboratories International Holdings Ltd.	1,143,000	1,300,550
	Value Partners Group Ltd.	152,000	41,312
#	Vitasoy International Holdings Ltd.	304,000	251,014
#*	Vobile Group Ltd.	82,000	25,947
	VSTECS Holdings Ltd.	745,200	891,127
#	VTech Holdings Ltd.	86,300	568,949
Ω	WH Group Ltd.	2,112,568	2,273,055
	Wing On Co. International Ltd.	30,000	51,525
*	Xingye Alloy Materials Group Ltd.	121,000	13,827
	Xinyi Glass Holdings Ltd.	1,085,286	1,288,721
	YesAsia Holdings Ltd.	47,000	19,506
#	Yue Yuen Industrial Holdings Ltd.	522,000	944,722
TOTAL HONG KONG			56,839,585
IRELAND — (0.6%)
	AIB Group PLC	702,702	8,357,669
	Bank of Ireland Group PLC	505,940	10,624,678
	Cairn Homes PLC	503,745	1,418,188
	FBD Holdings PLC (FBD ID)	15,573	313,188
	Glanbia PLC (GLB ID)	110,733	2,939,770
*Ω	Glenveagh Properties PLC	447,987	1,238,343
	Irish Continental Group PLC (IR5B ID)	94,874	859,654
	Kerry Group PLC (KYGA ID), Class A	1,235	117,905
	Kingspan Group PLC (KSP ID)	21,865	2,032,215
		Shares	Value»
IRELAND — (Continued)
	Permanent TSB Group Holdings PLC	67,724	$231,540
TOTAL IRELAND			28,133,150
ISRAEL — (1.4%)
*	AFI Properties Ltd.	2,858	179,495
#	Albaad Massuot Yitzhak Ltd.	6,255	61,418
	Alrov Properties & Lodgings Ltd.	3,510	293,168
	Altshuler Shaham Finance Ltd.	40,406	84,473
	Amos Luzon Development & Energy Group Ltd.	28,031	42,487
#	Arad Ltd.	8,947	151,570
*	Ashdod Refinery Ltd.	4,986	191,114
#	Ashtrom Group Ltd.	6,397	131,119
	AudioCodes Ltd. (AUDC US)	5,277	50,554
	Automatic Bank Services Ltd.	11,018	80,315
	Ayalon Holdings Ltd.	5,993	276,186
	Azorim-Investment Development & Construction Co. Ltd.	22,180	104,449
	Azrieli Group Ltd.	201	26,534
	Bank Hapoalim BM	99,621	2,418,594
	Bank Leumi Le-Israel BM	199,102	4,704,446
#*	Baran Group Ltd.	3,982	31,262
*	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	1,004,261
	Bezeq The Israeli Telecommunication Corp. Ltd.	347,782	833,296
#*	C. MER Industries Ltd.	969	16,707
	Carasso Motors Ltd.	39,443	394,370
*	Carasso Real Estate Ltd.	6,653	71,668
	Castro Model Ltd.	588	28,169
	Cellcom Israel Ltd. (CEL IT)	34,817	375,671
	Cellcom Israel Ltd. (CELJF US)	44,794	452,419
	Clal Insurance Enterprises Holdings Ltd.	46,879	3,547,690
*	Compugen Ltd.	13,486	30,342
	Danel Adir Yeoshua Ltd.	2,211	310,944
	Danya Cebus Ltd.	1,721	66,075
	Delek Group Ltd.	53,878	1,422,391

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#*	Delek Yizum Nechasim Ltd.	5,387	$118,879
	Delta Galil Ltd.	7,154	413,579
	Delta Israel Brands Ltd.	2,879	107,795
#	Diplomat Holdings Ltd.	7,551	117,183
#	Direct Finance of Direct Group 2006 Ltd.	1,452	300,838
	Dor Alon Energy in Israel 1988 Ltd.	3,031	183,834
*	Doral Group Renewable Energy Resources Ltd.	11,168	251,671
#*	Duniec Brothers Ltd.	1,023	84,239
	El Al Israel Airlines	105,159	466,956
	Electra Ltd.	10,240	398,751
*	Ellomay Capital Ltd.	1,804	35,627
*	Equital Ltd.	17,929	672,248
*	Fattal Holdings 1998 Ltd.	2,508	555,445
	First International Bank of Israel Ltd.	11,171	862,634
#	FMS Enterprises Migun Ltd.	2,031	128,720
	Formula Systems 1985 Ltd. (FORTY IT)	4,452	469,482
#	Fox Wizel Ltd.	4,573	453,267
#*	Gilat Satellite Networks Ltd.	8,091	89,119
#	Hagag Group Real Estate Development	16,156	114,619
	Hamat Group Ltd.	6,087	30,396
	Harel Insurance Investments & Financial Services Ltd.	90,237	5,173,069
#	Hilan Ltd.	8,281	593,514
	ICL Group Ltd.	1,654	8,452
	IDI Insurance Co. Ltd.	6,733	531,733
*	IES Holdings Ltd.	288	72,003
	Inrom Construction Industries Ltd.	91,982	735,090
*	Isracard Ltd.	95,782	334,824
	Israel Discount Bank Ltd., Class A	230,839	2,409,150
	Isras Investment Co. Ltd.	966	267,059
	Issta Ltd.	6,350	185,383
#	Kamada Ltd. (KMDA IT)	8,369	60,740
	Kardan Real Estate Enterprise & Development Ltd.	24,161	39,709
		Shares	Value»
ISRAEL — (Continued)
	Kenon Holdings Ltd.	1,132	$77,183
	Land Development Nimrodi Group Ltd.	8,877	115,783
	Libra Insurance Co. Ltd.	12,993	91,955
	M Yochananof & Sons Ltd.	2,321	265,520
*	Malam-Team Holding Ltd.	1,557	68,574
	Matrix IT Ltd. MTRX IT	18,486	523,809
	Max Stock Ltd.	45,083	514,127
	Mediterranean Towers Ltd.	78,469	385,607
	Meitav Investment House Ltd.	36,615	1,584,299
	MENIF - Financial Services Ltd.	16,105	121,801
	Menora Mivtachim Holdings Ltd.	20,160	3,152,497
*	Meshek Energy Renewable Energies Ltd.	71,331	260,750
#	Meshulam Levinstein Contracting & Engineering Ltd.	1,509	188,574
*	Migdal Insurance & Financial Holdings Ltd.	202,108	1,148,020
	Mivtach Shamir Holdings Ltd.	433	60,795
	Mizrahi Tefahot Bank Ltd.	11,602	863,407
	Naphtha Israel Petroleum Corp. Ltd.	10,721	85,175
	Nawi Group Ltd.	13,598	204,590
	Neto Malinda Trading Ltd.	2,521	116,273
*	Neto ME Holdings Ltd.	1,415	101,828
	Next Vision Stabilized Systems Ltd.	23,238	1,806,434
*	Nova Ltd. (NVMI IT)	194	77,090
	Oil Refineries Ltd.	1,351,516	862,119
	One Software Technologies Ltd.	15,311	328,299
	Palram Industries 1990 Ltd.	11,175	150,243
	Partner Communications Co. Ltd.	97,735	1,201,855
	Paz Retail & Energy Ltd.	7,318	2,066,243
*	Perion Network Ltd.	7,700	73,054
	Phoenix Financial Ltd.	52,640	2,951,497

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Plasson Industries Ltd.	1,335	$70,101
	Polyram Plastic Industries Ltd.	21,213	56,526
	Prashkovsky Investments & Construction Ltd.	178	7,732
#	Qualitau Ltd.	1,674	274,661
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,030	453,359
	Rani Zim Shopping Centers Ltd.	41,874	64,613
*	Rapac Communication & Infrastructure Ltd.	788	21,883
	Scope Metals Group Ltd.	5,426	515,316
*	Shikun & Binui Soltec Renewable Energy	71,775	96,145
	Shufersal Ltd.	67,433	964,604
	Summit Real Estate Holdings Ltd.	21,310	348,106
#*	Tadiran Group Ltd.	2,028	125,097
Ω	Tamar Petroleum Ltd.	12,970	126,761
#*	TAT Technologies Ltd.	1,157	47,531
	Tel Aviv Stock Exchange Ltd.	679	26,153
	Telsys Ltd.	1,595	180,651
*	Tera Light Ltd.	10,833	65,990
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	114,334	4,002,833
	Tiv Taam Holdings 1 Ltd.	48,240	181,982
*	Tower Semiconductor Ltd. (TSEM IT)	377	82,587
	Victory Supermarket Chain Ltd.	4,434	66,449
	YD More Investments Ltd.	11,785	164,173
	YH Dimri Construction & Development Ltd.	233	27,484
TOTAL ISRAEL			61,065,333
ITALY — (3.2%)
	A2A SpA	1,115,935	2,915,025
	ACEA SpA	23,610	573,708
#	Amplifon SpA	25,120	351,660
#	Arnoldo Mondadori Editore SpA	127,018	307,523
	Ascopiave SpA	28,986	90,172
	Azimut Holding SpA	55,894	2,374,095
		Shares	Value»
ITALY — (Continued)
#	Banca Generali SpA	25,451	$1,922,750
#	Banca IFIS SpA	21,001	357,598
	Banca Mediolanum SpA	64,894	1,738,831
	Banca Monte dei Paschi di Siena SpA	459,257	6,151,004
	Banco BPM SpA	508,021	9,275,544
	Banco di Desio e della Brianza SpA	29,074	565,801
	BPER Banca SpA	1,125,069	18,281,475
#	Brunello Cucinelli SpA	17,481	1,782,717
#	Buzzi SpA	10,799	512,281
#	Cairo Communication SpA	58,253	157,649
	Cembre SpA	1,846	174,177
	Cementir Holding NV	23,656	413,225
*	CIR SpA-Compagnie Industriali	731,369	605,514
	Credito Emiliano SpA	87,133	1,916,018
*	Cy4gate SpA	1,980	22,235
	d'Amico International Shipping SA	58,379	486,379
	Danieli & C Officine Meccaniche SpA (DAN IM)	4,867	365,469
	Danieli & C Officine Meccaniche SpA (DANR IM)	19,287	991,636
#Ω	doValue SpA	32,948	87,905
Ω	Enav SpA	94,202	550,143
	Enel SpA	1,243,802	14,046,749
	Eni SpA (ENI IM)	358,819	9,981,153
	Equita Group SpA	3,783	25,654
	ERG SpA	4,733	120,146
	Esprinet SpA	22,669	185,621
#	Ferretti SpA	85,222	284,025
	Fiera Milano SpA	17,420	169,577
	Fila SpA	20,287	219,581
	FinecoBank Banca Fineco SpA	36,826	1,008,916
	FNM SpA	170,685	90,125
	Garofalo Health Care SpA	11,922	77,644
	Gefran SpA	1,088	13,706
#	Generali	2,406	121,934
#	GPI SpA	1,425	22,579
	Hera SpA	575,691	2,513,007
*	IMMSI SpA	149,021	90,751
#	Intercos SpA	1,239	19,114
	Intesa Sanpaolo SpA	573,096	4,332,205
	Italmobiliare SpA	13,132	395,562
	Iveco Group NV	82,909	1,329,405
	Maire SpA	127,750	1,909,145
	MFE-MediaForEurope NV, Class A	91,495	281,917

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	MFE-MediaForEurope NV (MFEA IM), Class A	128,938	$391,876
#	MFE-MediaForEurope NV (MFEB IM), Class B	59,202	240,563
#	Moltiply Group SpA	11,449	482,297
	Moncler SpA	22,835	1,298,826
#*	NewPrinces SpA	10,349	191,599
	Orsero SpA	9,735	181,023
Ω	OVS SpA	344,563	2,490,830
	Pharmanutra SpA	928	89,100
#	Piaggio & C SpA	108,911	244,279
#Ω	Pirelli & C SpA	220,920	1,682,884
#	Poste Italiane SpA	107,568	3,254,207
	Prysmian SpA	17,495	2,414,190
Ω	RAI Way SpA	81,110	434,827
	Reply SpA	5,989	760,015
#	Rizzoli Corriere Della Sera Mediagroup SpA	132,249	141,585
*	Safilo Group SpA	107,997	206,136
#	Saipem SpA	513,697	2,492,174
#	Sanlorenzo SpA	3,827	167,635
	Sesa SpA	5,848	624,643
*	Sogefi SpA	61,747	137,280
	SOL SpA	26,121	1,711,813
*	Stellantis NV (STLAM IM)	169,311	974,819
#	Tamburi Investment Partners SpA	41,568	447,373
Ω	Technogym SpA	59,339	928,386
*	Telecom Italia SpA	1,186,594	10,076,383
	Tenaris SA (TS US), ADR	2	115
#*	TREVI - Finanziaria Industriale SpA	56,946	301,022
	TXT e-solutions SpA	872	46,600
	UniCredit SpA	147,245	13,886,917
	Unipol Assicurazioni SpA	171,964	5,380,667
#	Webuild SpA	155,426	403,492
#	Wiit SpA	3,370	109,248
#	Zignago Vetro SpA	7,004	60,048
TOTAL ITALY			142,461,902
JAPAN — (23.3%)
#	& ST HD Co. Ltd.	24,760	525,318
#	&Do Holdings Co. Ltd.	10,900	63,834
	77 Bank Ltd.	134,400	2,911,971
	A&D HOLON Holdings Co. Ltd.	22,300	414,499
	AB & Company Co. Ltd.	7,300	62,522
	ABC-Mart, Inc.	3,900	66,732
	Achilles Corp.	10,000	80,684
		Shares	Value»
JAPAN — (Continued)
#	AD Works Group Co. Ltd.	36,760	$93,798
	ADEKA Corp.	71,300	1,740,234
#	Ad-sol Nissin Corp.	8,800	82,976
	Advan Group Co. Ltd.	11,600	67,733
	Advantest Corp.	27,500	5,433,503
	Aeon Co. Ltd.	442,242	3,794,312
#	Aeon Fantasy Co. Ltd.	5,700	98,695
	AEON Financial Service Co. Ltd.	27,186	267,296
#	Aeon Hokkaido Corp.	15,500	82,149
	AFC-HD AMS Life Science Co. Ltd.	10,400	55,996
	AGC, Inc.	52,100	1,964,847
#	Ahresty Corp.	32,200	140,669
	Ai Holdings Corp.	1,500	27,626
	Aica Kogyo Co. Ltd.	9,800	225,951
	Aichi Corp.	23,700	214,615
	Aichi Financial Group, Inc.	48,195	519,511
	Aichi Steel Corp.	45,200	829,290
	Aichi Tokei Denki Co. Ltd.	6,700	117,032
	Aida Engineering Ltd.	35,278	262,302
	Ain Holdings, Inc.	9,471	349,625
	Aiphone Co. Ltd.	6,500	114,695
	Air Water, Inc.	99,200	1,555,794
#	Airman Corp.	18,500	293,181
	Airport Facilities Co. Ltd.	15,000	88,149
	Airtrip Corp.	6,000	33,412
	Aisan Industry Co. Ltd.	40,300	601,342
	Aisin Corp.	161,118	2,221,287
#	AIT Corp.	5,900	86,925
#	Aizawa Securities Group Co. Ltd.	5,800	61,856
	Ajinomoto Co., Inc.	94,600	2,917,309
	Akatsuki Corp.	30,500	114,511
	Akatsuki, Inc.	3,000	57,295
#*	Akebono Brake Industry Co. Ltd.	8,240	5,643
	Akita Bank Ltd.	2,200	99,269
#	Albis Co. Ltd.	3,700	59,005
	Alconix Corp.	27,500	444,996
	Alfresa Holdings Corp.	39,000	565,695
#	Alpen Co. Ltd.	6,300	87,595
	Alpha Corp.	1,400	10,728
	Alpha Systems, Inc.	4,300	88,576
	Alps Alpine Co. Ltd.	154,915	2,122,018
	ALSOK Co. Ltd.	85,000	624,794
#	Altech Corp.	25,860	133,648
	Amada Co. Ltd.	108,900	1,868,305
	Amano Corp.	19,000	460,253
	Amuse, Inc.	2,500	30,563
#	Amvis Holdings, Inc.	71,800	171,844

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Anabuki Kosan, Inc.	3,600	$51,290
	Anest Iwata Corp.	27,400	308,013
#	Anicom Holdings, Inc.	33,600	251,997
	Anrakutei Co. Ltd.	800	19,046
	Anycolor, Inc.	9,000	148,102
	AOKI Holdings, Inc.	29,378	317,414
	Aoyama Trading Co. Ltd.	79,943	375,868
#	Aoyama Zaisan Networks Co. Ltd.	21,200	169,022
	Aozora Bank Ltd.	2,916	55,333
	Appier Group, Inc.	13,100	78,466
	Arata Corp.	22,566	369,352
#	Araya Industrial Co. Ltd.	7,200	120,247
#*	ARCHION Corp.	335,200	566,279
#	ARCLANDS Corp.	60,748	729,611
	Arcs Co. Ltd.	29,696	674,292
	ARE Holdings, Inc.	38,900	748,525
	Arealink Co. Ltd.	29,708	184,647
	Argo Graphics, Inc.	50,400	430,158
	Ariake Japan Co. Ltd.	2,800	94,188
	Arisawa Manufacturing Co. Ltd.	18,400	277,624
	Artience Co. Ltd.	22,200	615,046
#	Artner Co. Ltd.	3,800	22,670
	As One Corp.	11,200	168,762
	Asahi Co. Ltd.	3,644	31,080
#	Asahi Diamond Industrial Co. Ltd.	44,843	306,099
	Asahi Group Holdings Ltd.	83,400	870,379
	Asahi Intecc Co. Ltd.	12,400	279,758
	Asahi Kasei Corp.	362,900	3,873,937
	Asahi Kogyosha Co. Ltd.	15,600	368,713
#	Asahi Net, Inc.	14,000	55,649
	Asahi Yukizai Corp.	4,600	173,826
	Asanuma Corp.	80,000	434,053
	Asia Pile Holdings Corp.	34,300	317,867
	Asics Corp.	151,000	4,452,148
	ASKA Pharmaceutical Holdings Co. Ltd.	19,800	265,569
	Astellas Pharma, Inc.	433,646	5,956,042
#	Astena Holdings Co. Ltd.	27,300	86,137
#	Atrae, Inc.	2,900	15,638
#*	Aucnet, Inc.	43,200	359,930
	Autobacs Seven Co. Ltd.	17,100	166,697
	Aval Data Corp.	800	15,502
#	Avant Group Corp.	13,900	110,381
	Avex, Inc.	15,100	125,057
	Awa Bank Ltd.	32,497	1,677,807
	Axial Retailing, Inc.	66,044	525,169
	Azbil Corp.	52,300	541,567
		Shares	Value»
JAPAN — (Continued)
#	AZ-COM MARUWA Holdings, Inc.	15,801	$91,229
	AZOOM Co. Ltd.	2,400	69,947
	Bandai Namco Holdings, Inc.	36,600	1,060,273
	Bando Chemical Industries Ltd.	27,700	417,895
	Bank of Iwate Ltd.	16,000	213,977
	Bank of Nagoya Ltd.	23,403	944,487
#	Bank of Saga Ltd.	5,571	193,774
	Bank of the Ryukyus Ltd.	37,600	686,992
#	Base Co. Ltd.	3,000	60,319
#	baudroie, Inc.	3,500	63,038
	BayCurrent, Inc.	39,200	1,768,080
#	Belc Co. Ltd.	7,500	314,479
	Bell System24 Holdings, Inc.	18,700	160,250
#	Bell-Park Co. Ltd.	1,800	32,551
	Belluna Co. Ltd.	37,679	253,208
	Bic Camera, Inc.	1,200	13,127
	BIPROGY, Inc.	20,000	613,748
	B-Lot Co. Ltd.	8,200	74,485
	Blue Zones Holdings Co. Ltd.	44,500	499,489
	BML, Inc.	10,792	242,055
#	Bookoff Group Holdings Ltd.	9,200	162,072
	Bridgestone Corp.	97,400	2,405,334
	Broadleaf Co. Ltd.	21,000	58,033
	Brother Industries Ltd.	121,500	3,025,738
#	Buffalo, Inc.	14,800	254,025
	Bunka Shutter Co. Ltd.	59,800	710,839
#	Bushiroad, Inc.	12,300	28,843
	Business Brain Showa-Ota, Inc.	14,700	95,225
#	Business Engineering Corp.	12,000	91,867
	C Uyemura & Co. Ltd.	3,400	471,865
	CAC Holdings Corp.	6,900	79,982
	Canon Marketing Japan, Inc.	32,800	737,044
	Canon, Inc. (7751 JP)	5,400	150,310
#	Canon, Inc. (CAJ US), Sponsored ADR	16,888	470,669
	Capcom Co. Ltd.	40,800	1,024,911
	Career Design Center Co. Ltd.	1,300	23,731
#	Careerlink Co. Ltd.	2,700	39,942
	Carlit Co. Ltd.	17,700	253,290
	Cawachi Ltd.	9,291	193,637
	CCI Group, Inc.	115,000	790,001
	CDS Co. Ltd.	2,600	27,979
	Celsys, Inc.	16,443	177,480

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Central Automotive Products Ltd.	30,600	$393,091
	Central Glass Co. Ltd.	34,000	841,259
#	Central Security Patrols Co. Ltd.	3,000	52,433
#	Ceres, Inc.	1,300	17,174
#	Charm Care Corp. KK	13,100	111,067
	Chiba Bank Ltd.	86,900	1,412,564
	Chiba Kogyo Bank Ltd.	35,000	565,885
#	Chikaranomoto Holdings Co. Ltd.	3,400	35,093
#	Chino Corp.	11,800	117,631
	Chiyoda Co. Ltd.	3,782	23,651
	Chiyoda Integre Co. Ltd.	7,000	142,706
	Chofu Seisakusho Co. Ltd.	7,255	95,471
	Chori Co. Ltd.	10,100	246,378
	Choushimaru Co. Ltd.	1,400	15,127
	Chubu Shiryo Co. Ltd.	17,700	209,392
#	Chubu Steel Plate Co. Ltd.	8,600	114,384
	Chudenko Corp.	13,600	418,892
	Chuetsu Pulp & Paper Co. Ltd.	13,289	173,947
	Chugai Pharmaceutical Co. Ltd.	68,900	2,989,664
	Chugai Ro Co. Ltd.	4,600	110,658
	Chugin Financial Group, Inc.	69,500	1,432,074
	Chugoku Marine Paints Ltd.	39,000	869,787
	Chuo Spring Co. Ltd.	11,700	269,428
	Chuo Warehouse Co. Ltd.	7,300	82,074
	Citizen Watch Co. Ltd.	94,300	1,248,377
	CKD Corp.	19,000	693,364
#	CK-San-Etsu Co. Ltd.	4,600	149,013
#	Cleanup Corp.	6,900	40,081
	CMK Corp.	32,100	124,537
	Coca-Cola Bottlers Japan Holdings, Inc.	27,685	665,296
	Computer Engineering & Consulting Ltd.	9,700	135,766
#	Computer Institute of Japan Ltd.	12,520	40,295
	COMSYS Holdings Corp.	28,459	934,124
#	Comture Corp.	8,500	76,339
#	Core Corp.	900	11,372
		Shares	Value»
JAPAN — (Continued)
	Cosel Co. Ltd.	8,063	$62,305
	Cosmo Energy Holdings Co. Ltd.	152,200	3,787,504
	Cosmos Initia Co. Ltd.	15,500	127,644
	Cosmos Pharmaceutical Corp.	13,900	560,656
#	Cota Co. Ltd.	1,038	7,925
#	Create Restaurants Holdings, Inc.	132,720	648,843
	Create SD Holdings Co. Ltd.	6,600	137,867
	Credit Saison Co. Ltd.	68,600	1,943,247
#	Creek & River Co. Ltd.	6,000	54,266
	Cresco Ltd.	19,800	200,502
	CTI Engineering Co. Ltd.	26,000	515,737
	CTS Co. Ltd.	8,000	42,217
	Curves Holdings Co. Ltd.	22,900	137,461
	CyberAgent, Inc.	41,770	381,623
#*	CYBERDYNE, Inc.	14,700	20,022
#	Cybozu, Inc.	13,800	236,329
	Dai Nippon Printing Co. Ltd.	18,000	326,380
	Dai Nippon Toryo Co. Ltd.	17,450	152,573
	Daicel Corp.	153,200	1,382,341
#	Daido Metal Co. Ltd.	44,606	376,949
	Daido Steel Co. Ltd.	92,800	1,304,358
	Daiei Kankyo Co. Ltd.	8,500	198,850
	Daifuku Co. Ltd.	32,000	1,178,758
	Daihatsu Infinearth Mfg Co. Ltd.	29,100	497,224
	Daiho Corp.	36,500	181,482
	Dai-Ichi Cutter Kogyo KK	6,200	54,130
	Daiichi Jitsugyo Co. Ltd.	19,700	390,963
	Daiichi Kensetsu Corp.	2,200	47,308
	Daiichi Life Group, Inc.	348,700	4,204,403
	Daiichikosho Co. Ltd.	23,500	267,058
	Daiki Aluminium Industry Co. Ltd.	25,600	235,467
	Daikin Industries Ltd.	2,100	304,195
#	Daikoku Denki Co. Ltd.	4,900	75,639
#	Daikokutenbussan Co. Ltd.	2,799	79,329
	Daikyonishikawa Corp.	46,716	300,000
	Dainichi Co. Ltd.	2,000	13,163

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,636	$247,357
	Daio Paper Corp.	15,500	96,469
	Daiseki Co. Ltd.	12,100	287,723
	Daishi Hokuetsu Financial Group, Inc.	148,200	2,128,876
#	Daishinku Corp.	26,100	117,577
	Daisue Construction Co. Ltd.	7,800	169,012
#	Daisyo Corp.	1,700	11,952
	Daito Pharmaceutical Co. Ltd.	19,658	154,038
	Daito Trust Construction Co. Ltd.	2,000	42,216
	Daitron Co. Ltd.	20,800	425,101
	Daiwa House Industry Co. Ltd.	161,500	4,742,696
	Daiwa Ltd.	22,600	243,651
	Daiwa Securities Group, Inc.	136,500	1,526,976
	Daiwabo Holdings Co. Ltd.	64,800	1,444,328
	DCM Holdings Co. Ltd.	95,290	917,810
	Dear Life Co. Ltd.	28,000	191,125
	Delica Foods Holdings Co. Ltd.	4,900	25,526
	DeNA Co. Ltd.	19,000	295,250
#	Denka Co. Ltd.	31,800	673,648
	Densan System Holdings Co. Ltd.	1,100	20,099
	Denso Corp.	44,100	541,500
*	Dentsu Group, Inc.	5,600	124,257
	Dentsu Soken, Inc.	24,900	421,971
#	Denyo Co. Ltd.	13,100	327,032
	Dexerials Corp.	93,000	1,877,284
	DIC Corp.	47,069	1,294,395
	Digital Arts, Inc.	1,800	45,971
	Digital Garage, Inc.	3,100	47,035
#	Digital Information Technologies Corp.	7,900	46,915
	Disco Corp.	3,200	1,143,790
	DKS Co. Ltd.	7,153	552,740
	DMG Mori Co. Ltd.	70,500	1,613,033
	Doshisha Co. Ltd.	20,700	386,470
	Doutor Nichires Holdings Co. Ltd.	24,800	497,523
	Dowa Holdings Co. Ltd.	19,400	989,810
	DTS Corp.	89,800	653,089
	Duskin Co. Ltd.	13,087	365,432
#	DyDo Group Holdings, Inc.	17,900	338,237
		Shares	Value»
JAPAN — (Continued)
	Eagle Industry Co. Ltd.	24,001	$447,113
	Earth Corp.	4,700	139,494
#	EAT&HOLDINGS Co. Ltd.	3,500	44,782
	Ebara Corp.	133,000	4,515,029
	Ebara Foods Industry, Inc.	800	12,391
	Ebara Jitsugyo Co. Ltd.	18,400	275,458
#	Eco's Co. Ltd.	10,500	162,019
	EDION Corp.	31,000	471,107
	eGuarantee, Inc.	11,401	131,216
#	Ehime Bank Ltd.	22,029	380,628
	Eizo Corp.	18,800	339,405
	EJ Holdings, Inc.	11,100	121,182
#	Elan Corp.	11,000	52,946
	Elecom Co. Ltd.	18,500	215,263
#	EM Systems Co. Ltd.	24,500	85,259
	en, Inc.	6,700	53,886
	Endo Lighting Corp.	13,700	222,140
	ENEOS Holdings, Inc.	1,351,570	11,161,976
#	Enomoto Co. Ltd.	2,200	32,051
#	ERI Holdings Co. Ltd.	10,200	100,538
#	ES-Con Japan Ltd.	30,100	202,269
#	Eslead Corp.	9,300	302,924
	ESPEC Corp.	13,900	333,826
	Exedy Corp.	26,864	1,012,266
	EXEO Group, Inc.	115,708	1,889,380
	Ezaki Glico Co. Ltd.	15,400	488,264
	F&M Co. Ltd.	3,700	60,362
	FaithNetwork Co. Ltd.	11,900	58,332
#	FALCO HOLDINGS Co. Ltd.	5,800	96,435
	Fast Retailing Co. Ltd.	17,800	8,716,113
	FCC Co. Ltd.	33,055	768,232
#*	f-code, Inc.	1,700	14,278
	Feed One Co. Ltd.	30,848	248,066
	Ferrotec Corp.	41,000	2,068,007
#	FFRI Security, Inc.	2,500	80,615
	FIDEA Holdings Co. Ltd.	11,420	153,530
	Financial Partners Group Co. Ltd.	42,200	453,088
#	FINDEX, Inc.	4,500	23,738
#	Fintech Global, Inc.	118,000	97,122
#	First Bank of Toyama Ltd.	39,200	707,639
#	First-Corp., Inc.	1,600	10,048
#	Fit Easy, Inc.	600	10,291
#	Fixstars Corp.	8,000	103,881
	FJ Next Holdings Co. Ltd.	18,900	225,000
#	Focus Systems Corp.	5,600	61,098
	Food & Life Cos. Ltd.	87,600	3,058,417

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Foster Electric Co. Ltd.	18,240	$322,880
	FP Corp.	31,603	501,303
#	France Bed Holdings Co. Ltd.	23,100	184,360
	Freebit Co. Ltd.	10,200	99,577
	Fudo Tetra Corp.	13,276	221,874
#	Fuji Co. Ltd.	24,800	315,947
	Fuji Corp. (6134 JP)	2,400	107,223
	Fuji Corp. Ltd.	10,899	50,491
#	Fuji Die Co. Ltd.	2,200	13,088
	Fuji Electric Co. Ltd.	21,602	1,885,191
#	Fuji Kyuko Co. Ltd.	9,500	163,618
	Fuji Media Holdings, Inc.	11,200	279,990
	Fuji Nihon Corp.	6,800	27,153
	Fuji Oil Co. Ltd.	28,138	699,498
	Fuji Pharma Co. Ltd.	15,900	184,737
	Fuji Seal International, Inc.	36,272	683,342
	Fujibo Holdings, Inc.	25,800	554,517
	FUJIFILM Holdings Corp.	36,000	847,426
	Fujikura Composites, Inc.	18,600	289,765
	Fujikura Kasei Co. Ltd.	7,600	40,898
	Fujikura Ltd.	781,800	19,839,225
#	Fujita Kanko, Inc.	21,600	272,277
	Fujitsu Ltd.	68,500	1,578,875
	FuKoKu Co. Ltd.	14,100	165,524
	Fukuda Corp.	9,800	236,438
	Fukuda Denshi Co. Ltd.	13,000	923,014
	Fukui Computer Holdings, Inc.	6,800	136,563
	Fukuoka Financial Group, Inc.	36,308	1,659,647
	Fukuyama Transporting Co. Ltd.	14,461	538,987
#	FULLCAST Holdings Co. Ltd.	7,400	80,131
	Funai Soken Holdings, Inc.	27,120	187,815
	Furukawa Co. Ltd.	27,100	593,874
	Furukawa Electric Co. Ltd.	176,000	3,358,418
#	Furuno Electric Co. Ltd.	24,800	1,116,589
	Furuya Metal Co. Ltd.	13,499	551,135
#	Furyu Corp.	6,200	53,747
	Fuso Chemical Co. Ltd.	44,400	1,016,342
	Futaba Industrial Co. Ltd.	82,800	534,496
	Future Corp.	30,600	471,412
		Shares	Value»
JAPAN — (Continued)
	Fuyo General Lease Co. Ltd.	68,400	$1,941,800
	G-7 Holdings, Inc.	18,000	164,234
#	GA Technologies Co. Ltd.	7,900	71,426
	Gakken Holdings Co. Ltd.	18,800	119,781
	Gakkyusha Co. Ltd.	3,300	55,743
	Gakujo Co. Ltd.	7,000	71,235
	Galilei Holdings Co. Ltd.	14,600	314,880
	Gamecard Holdings, Inc.	4,600	76,041
	Gecoss Corp.	9,759	106,293
#	Genki Global Dining Concepts Corp.	9,800	217,142
#	Genky DrugStores Co. Ltd.	16,800	393,498
	Geo Holdings Corp.	34,300	447,859
#	Gift Holdings, Inc.	6,400	206,500
	Global Link Management KK	7,200	86,888
	GLOBERIDE, Inc.	17,800	283,968
	Glory Ltd.	32,373	920,314
	GLtechno Holdings, Inc.	2,700	95,634
#	GMO Financial Gate, Inc.	1,400	56,386
#	GMO Financial Holdings, Inc.	33,800	230,047
	GMO GlobalSign Holdings KK	1,000	14,286
	GMO internet group, Inc.	37,700	1,006,465
	GMO Payment Gateway, Inc.	6,200	386,342
	GMS Group Co. Ltd.	29,519	66,044
#	Godo Steel Ltd.	14,000	248,415
	Goldcrest Co. Ltd.	13,690	277,754
	Goldwin, Inc.	2,400	34,474
	GREE Holdings, Inc.	8,600	21,683
#	Greens Co. Ltd.	4,400	60,717
	grems, Inc.	3,900	62,804
	GS Yuasa Corp.	54,700	1,842,126
	GSI Creos Corp.	10,100	168,025
	G-Tekt Corp.	11,932	160,743
	Gun-Ei Chemical Industry Co. Ltd.	3,300	89,973
	Gunma Bank Ltd.	200,100	3,144,643
	Gunze Ltd.	30,208	760,079
	H.U. Group Holdings, Inc.	28,600	611,207
	H2O Retailing Corp.	88,499	1,583,249
	Hachijuni Nagano Bank Ltd.	124,250	1,930,600
#	Hagihara Industries, Inc.	12,795	142,891
#	Hakudo Co. Ltd.	4,600	99,876

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hakuhodo DY Holdings, Inc.	101,000	$824,305
#	Hakuto Co. Ltd.	4,800	147,997
	Halows Co. Ltd.	9,000	216,227
	Hamakyorex Co. Ltd.	69,200	793,865
	Hankyu Hanshin Holdings, Inc.	42,752	1,264,942
	Hanwa Co. Ltd.	172,000	1,826,822
	Happinet Corp.	39,200	811,451
	Hard Off Corp. Co. Ltd.	8,200	148,817
	Harima Chemicals Group, Inc.	6,700	46,723
	Haseko Corp.	166,400	2,895,310
	Hazama Ando Corp.	69,550	792,403
	Heiwa Real Estate Co. Ltd.	22,434	330,481
	Heiwado Co. Ltd.	24,167	403,781
	Hibiya Engineering Ltd.	14,800	256,082
#	Hiday Hidaka Corp.	11,200	202,805
	Hikari Tsushin, Inc.	189	46,214
	HI-LEX Corp.	11,600	164,988
	Hioki EE Corp.	6,700	463,876
	Hirakawa Hewtech Corp.	2,958	58,297
#	Hirano Tecseed Co. Ltd.	8,800	88,528
	Hirata Corp.	18,600	325,451
	Hirogin Holdings, Inc.	151,500	2,073,468
	Hirose Electric Co. Ltd.	1,200	202,210
	Hirose Tusyo, Inc.	1,900	46,512
	HIS Co. Ltd.	53,500	343,847
	Hisaka Works Ltd.	12,000	119,361
	Hitachi Construction Machinery Co. Ltd.	60,000	1,999,817
	Hitachi Ltd. (6501 JP)	161,100	5,279,333
	Hochiki Corp.	34,200	408,844
	Hodogaya Chemical Co. Ltd.	10,450	133,246
#	Hokkaido Coca-Cola Bottling Co. Ltd.	3,700	93,037
#	Hokkan Holdings Ltd.	11,600	173,441
	Hokko Chemical Industry Co. Ltd.	17,500	200,728
#	Hokuetsu Corp.	61,200	350,246
	Hokuhoku Financial Group, Inc.	95,437	4,415,754
	Hokuriku Electric Industry Co. Ltd.	6,200	90,668
	Hokuriku Electrical Construction Co. Ltd.	6,699	61,937
	Hokuryo Co. Ltd.	1,500	18,935
	Hokuto Corp.	5,700	69,820
	Honda Motor Co. Ltd. (7267 JP)	129,705	1,307,377
		Shares	Value»
JAPAN — (Continued)
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	16,859	$507,624
	H-One Co. Ltd.	17,200	165,749
#	Honeys Holdings Co. Ltd.	6,570	59,014
#	Hoosiers Holdings Co. Ltd.	39,900	309,876
	Horiba Ltd.	20,900	3,280,282
#	Hoshizaki Corp.	1,000	35,663
	Hosiden Corp.	29,100	516,702
	Hosokawa Micron Corp.	13,300	417,241
	House Foods Group, Inc.	5,100	124,048
#	Howa Machinery Ltd.	9,000	76,890
	Hoya Corp.	32,800	5,015,675
	HS Holdings Co. Ltd.	6,400	45,689
	Hulic Co. Ltd.	58,667	645,029
	Hyakugo Bank Ltd.	100,467	1,255,916
	Hyakujushi Bank Ltd.	75,204	1,325,081
	Ibiden Co. Ltd.	51,800	5,182,219
	IBJ, Inc.	5,100	26,356
	Ichiken Co. Ltd.	6,600	108,686
	Ichikoh Industries Ltd.	33,800	111,606
	Ichinen Holdings Co. Ltd.	20,600	305,251
#	Ichiyoshi Securities Co. Ltd.	11,500	111,491
	Icom, Inc.	4,200	86,136
	ID Holdings Corp.	13,600	86,794
#	IDEA Consultants, Inc.	1,100	24,590
	Idec Corp.	25,400	557,314
	Idemitsu Kosan Co. Ltd.	529,835	4,337,510
#	IDOM, Inc.	52,300	420,414
	IHI Corp.	93,800	1,640,089
	Iida Group Holdings Co. Ltd.	21,265	304,448
#	Iino Kaiun Kaisha Ltd.	95,700	887,421
#	IKK Holdings, Inc.	5,700	28,742
#	I'll, Inc.	3,700	52,506
#	Imasen Electric Industrial	4,500	25,710
#	i-mobile Co. Ltd.	11,200	33,763
	Inaba Denki Sangyo Co. Ltd.	54,600	973,730
#	Inaba Seisakusho Co. Ltd.	6,700	71,571
	Inabata & Co. Ltd.	45,600	1,127,718
#	Ines Corp.	18,500	246,565
	Infomart Corp.	11,200	40,125
	INFRONEER Holdings, Inc.	193,468	3,130,036
	Innotech Corp.	12,900	267,255
	Inpex Corp.	435,200	10,030,780
	Insource Co. Ltd.	11,200	53,092

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Intelligent Wave, Inc.	4,100	$25,596
	Internet Initiative Japan, Inc.	32,900	722,219
#	Inui Global Logistics Co. Ltd.	3,600	42,573
#	IPS, Inc.	4,000	86,975
	Iriso Electronics Co. Ltd.	7,323	124,757
#	ISB Corp.	6,700	99,118
#	Ise Chemicals Corp.	16,000	335,627
#	Iseki & Co. Ltd.	10,608	121,955
	Isetan Mitsukoshi Holdings Ltd.	35,500	792,337
	Ishihara Chemical Co. Ltd.	3,300	59,455
	Ishihara Sangyo Kaisha Ltd.	26,500	487,657
	Ishizuka Glass Co. Ltd.	1,100	20,434
	Istyle, Inc.	54,100	149,680
	Isuzu Motors Ltd.	209,500	3,125,643
	Itfor, Inc.	19,000	204,669
	ITmedia, Inc.	3,400	25,196
	Ito En Ltd.	2,981	55,773
	ITOCHU Corp.	297,000	3,727,234
	Itochu Enex Co. Ltd.	66,100	896,584
	Itoham Yonekyu Holdings, Inc.	14,085	433,480
	Itoki Corp.	29,353	537,775
	IwaiCosmo Holdings, Inc.	15,200	396,197
#	Iwaki Co. Ltd.	9,600	307,279
	Iwatani Corp.	116,000	1,476,564
	Iwatsuka Confectionery Co. Ltd.	900	17,507
	Iyogin Holdings, Inc.	73,982	1,664,555
	Izumi Co. Ltd.	29,500	185,243
#	J Front Retailing Co. Ltd.	92,969	1,729,943
	J Trust Co. Ltd.	43,500	221,536
	JAC Recruitment Co. Ltd.	48,800	288,970
	Jaccs Co. Ltd.	17,600	412,711
#	Jade Group, Inc.	6,300	65,060
	JAFCO Group Co. Ltd.	28,800	404,131
	JANOME Corp.	12,700	103,357
	Japan Airlines Co. Ltd.	56,100	1,034,739
	Japan Aviation Electronics Industry Ltd.	55,100	813,006
	Japan Business Systems, Inc.	8,100	81,386
#	Japan Cash Machine Co. Ltd.	10,000	70,686
		Shares	Value»
JAPAN — (Continued)
*	Japan Communications, Inc.	15,900	$11,343
	Japan Electronic Materials Corp.	7,900	292,205
	Japan Elevator Service Holdings Co. Ltd.	57,200	606,228
	Japan Engine Corp.	1,800	104,287
	Japan Exchange Group, Inc.	157,000	2,135,687
#	Japan Eyewear Holdings Co. Ltd.	1,500	23,706
#	Japan Investment Adviser Co. Ltd.	14,000	187,615
	Japan Lifeline Co. Ltd.	32,300	318,086
	Japan Material Co. Ltd.	16,100	221,411
	Japan Post Holdings Co. Ltd.	36,300	537,035
	Japan Post Insurance Co. Ltd.	54,300	597,903
	Japan Property Management Center Co. Ltd.	1,500	17,114
	Japan Pulp & Paper Co. Ltd.	97,600	680,216
	Japan Securities Finance Co. Ltd.	47,900	713,259
	Japan Steel Works Ltd.	4,600	213,131
#	Japan System Techniques Co. Ltd.	6,800	79,788
	Japan Tobacco, Inc.	42,300	1,886,025
#	Japan Transcity Corp.	35,900	302,551
#	Japan Wool Textile Co. Ltd.	46,500	554,546
	JBCC Holdings, Inc.	60,400	612,618
	JCU Corp.	16,700	607,337
	JDC Corp.	25,400	81,536
	Jeol Ltd.	24,000	1,218,404
#	JFE Holdings, Inc.	51,660	586,141
	JFE Systems, Inc.	5,000	59,899
	JGC Holdings Corp.	47,200	660,147
	Jichodo Co. Ltd.	300	16,918
#	JINS Holdings, Inc.	4,700	187,582
	JINUSHI Co. Ltd.	8,900	161,896
	JK Holdings Co. Ltd.	16,800	145,511
	J-Lease Co. Ltd.	4,600	39,390
#	JM Holdings Co. Ltd.	12,900	110,673
	J-Oil Mills, Inc.	5,382	70,528
	Joshin Corp.	18,001	444,155
	Joyful Honda Co. Ltd.	4,900	76,724
	JP-Holdings, Inc.	41,800	166,316
	JSP Corp.	15,801	249,658

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JTEKT Corp.	97,400	$1,333,717
#	Juki Corp.	28,400	91,994
	Juroku Financial Group, Inc.	64,000	939,337
	Justsystems Corp.	8,800	223,276
	JVCKenwood Corp.	146,001	1,026,209
	JX Advanced Metals Corp.	20,720	480,045
	K&O Energy Group, Inc.	21,616	244,984
	Kadoya Sesame Mills, Inc.	5,100	57,134
	Kaga Electronics Co. Ltd.	37,400	1,086,206
#	Kagome Co. Ltd.	15,600	255,519
	Kajima Corp.	17,222	575,443
	Kakaku.com, Inc.	25,700	596,995
	Kaken Pharmaceutical Co. Ltd.	1,800	42,829
#	Kamakura Shinsho Ltd.	10,800	36,072
	Kameda Seika Co. Ltd.	7,400	59,131
	Kamei Corp.	19,600	474,963
	Kamigumi Co. Ltd.	21,600	701,445
#	Kanaden Corp.	14,900	227,978
	Kanadevia Corp.	190,240	1,399,436
#	Kanagawa Chuo Kotsu Co. Ltd.	1,400	33,985
	Kanamic Network Co. Ltd.	11,800	36,716
	Kanamoto Co. Ltd.	40,975	1,334,916
	Kandenko Co. Ltd.	75,400	2,507,957
	Kaneka Corp.	33,100	1,177,576
	Kaneko Seeds Co. Ltd.	700	6,664
	Kanematsu Corp.	160,600	2,096,331
#	Kanro, Inc.	12,000	83,040
#	Kansai Paint Co. Ltd.	42,000	743,466
	Kanto Denka Kogyo Co. Ltd.	45,405	740,762
	Katakura Industries Co. Ltd.	18,600	327,758
	Katitas Co. Ltd.	15,623	331,018
	Kato Sangyo Co. Ltd.	19,100	762,655
	Kawada Technologies, Inc.	35,500	279,885
	Kawai Musical Instruments Manufacturing Co. Ltd.	4,792	104,392
	Kawasaki Heavy Industries Ltd.	56,000	956,740
#	Kawasaki Kisen Kaisha Ltd.	45,291	807,033
	KDDI Corp.	448,600	8,264,879
		Shares	Value»
JAPAN — (Continued)
#	KeePer Technical Laboratory Co. Ltd.	8,300	$146,019
	Keihan Holdings Co. Ltd.	13,600	278,731
	KEIWA, Inc.	20,200	155,623
	Keiyo Bank Ltd.	98,900	1,619,946
	Kenko Mayonnaise Co. Ltd.	9,896	126,704
	Kewpie Corp.	22,377	639,487
	KH Neochem Co. Ltd.	21,100	434,159
#	Kibun Foods, Inc.	7,900	53,906
#	Kimura Chemical Plants Co. Ltd.	18,500	138,763
	Kimura Unity Co. Ltd.	13,200	76,638
	Kinden Corp.	16,500	726,139
*	Kioxia Holdings Corp.	1,500	418,105
	Kirin Holdings Co. Ltd.	16,780	310,426
	Kissei Pharmaceutical Co. Ltd.	16,000	408,546
	Ki-Star Real Estate Co. Ltd.	22,600	499,500
	Kitagawa Corp.	2,700	27,731
	Kita-Nippon Bank Ltd.	6,400	264,759
	Kitano Construction Corp.	9,400	67,693
#	Kitoku Shinryo Co. Ltd.	2,000	21,571
	Kitz Corp.	126,100	1,711,992
	Kiyo Bank Ltd.	64,133	1,865,215
#	KNT-CT Holdings Co. Ltd.	7,652	91,723
	Koa Corp.	22,600	310,100
#	Koa Shoji Holdings Co. Ltd.	7,400	35,905
#	Koatsu Gas Kogyo Co. Ltd.	21,000	140,540
	Kobe Bussan Co. Ltd.	16,800	293,725
	Kobe Steel Ltd.	272,680	3,529,382
	Kohnan Shoji Co. Ltd.	31,900	839,608
	Kohsoku Corp.	2,500	64,748
	Koike Sanso Kogyo Co. Ltd.	1,200	11,422
	Koito Manufacturing Co. Ltd.	16,900	282,450
#	Kojima Co. Ltd.	1,300	11,245
	Kokuyo Co. Ltd.	23,600	134,370
	Komatsu Ltd.	57,900	2,512,294
	Komatsu Matere Co. Ltd.	8,200	36,448
	Komatsu Wall Industry Co. Ltd.	9,000	156,881
	KOMEDA Holdings Co. Ltd.	27,300	495,683
	Komehyo Holdings Co. Ltd.	5,500	172,341
	Komeri Co. Ltd.	21,427	518,444
	Komori Corp.	20,411	237,036

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konami Group Corp.	9,800	$1,262,431
#	Kondotec, Inc.	17,600	169,148
	Konica Minolta, Inc.	72,600	265,253
	Konishi Co. Ltd.	54,700	482,199
	Konoike Transport Co. Ltd.	25,700	480,604
#	Konoshima Chemical Co. Ltd.	9,100	89,760
#	Kosaido Holdings Co. Ltd.	34,000	106,934
	Kose Holdings Corp.	600	21,354
#	Koshidaka Holdings Co. Ltd.	49,300	324,233
#	Kotobuki Spirits Co. Ltd.	45,400	723,829
#	Kourakuen Corp.	3,300	23,308
	Kozo Keikaku Engineering Holdings, Inc.	6,400	116,201
#	KPP Group Holdings Co. Ltd.	67,200	465,684
	Kraftia Corp.	24,000	1,262,106
#	KRS Corp.	10,500	189,279
	K's Holdings Corp.	92,020	1,090,011
	KU Holdings Co. Ltd.	15,600	117,868
	Kubota Corp. (6326 JP)	42,600	722,730
	Kumagai Gumi Co. Ltd.	62,528	556,852
#	Kumiai Chemical Industry Co. Ltd.	11,274	51,756
	Kurabo Industries Ltd.	13,300	820,213
	Kuraray Co. Ltd.	120,200	1,378,630
	Kureha Corp.	18,900	505,538
	Kurimoto Ltd.	41,500	392,373
	Kurita Water Industries Ltd.	17,400	935,029
	Kuriyama Holdings Corp.	11,200	115,091
	Kusuri No. Aoki Holdings Co. Ltd.	24,900	628,098
	KYB Corp.	30,200	847,360
	Kyocera Corp.	13,040	297,400
	Kyodo Printing Co. Ltd.	16,300	166,893
	Kyoei Steel Ltd.	12,600	152,484
	Kyokuto Boeki Kaisha Ltd.	11,000	121,969
	Kyokuto Kaihatsu Kogyo Co. Ltd.	25,300	371,695
	Kyokuto Securities Co. Ltd.	10,901	120,851
	Kyokuyo Co. Ltd.	13,800	392,876
#	Kyoritsu Maintenance Co. Ltd.	8,500	184,725
		Shares	Value»
JAPAN — (Continued)
	Kyosan Electric Manufacturing Co. Ltd.	24,000	$129,598
	Kyoto Financial Group, Inc.	41,100	1,132,879
#	Kyowa Electronic Instruments Co. Ltd.	4,800	23,759
	Kyowa Kirin Co. Ltd.	12,000	192,630
	Kyowa Leather Cloth Co. Ltd.	4,900	27,462
	Kyushu Financial Group, Inc.	161,580	1,485,212
	Kyushu Leasing Service Co. Ltd.	1,900	18,768
	LA Holdings Co. Ltd.	12,300	210,957
#	Lacto Japan Co. Ltd.	7,300	154,924
	Lasertec Corp.	3,600	827,036
#	LEC, Inc.	17,400	105,367
	Leopalace21 Corp.	105,700	447,190
	Life Corp.	33,600	544,137
#	Lifedrink Co., Inc.	16,100	146,301
	LIFULL Co. Ltd.	59,700	75,754
#	LIKE, Inc.	3,900	37,146
#	Link & Motivation, Inc.	20,000	79,165
	Lintec Corp.	13,500	517,526
	Lion Corp.	23,900	256,211
	Lixil Corp.	39,700	431,175
#	Look Holdings, Inc.	5,800	94,380
#	Luckland Co. Ltd.	8,000	63,871
	LY Corp.	130,800	364,441
	M&A Capital Partners Co. Ltd.	1,700	41,231
	M3, Inc.	19,700	220,703
#	Mabuchi Motor Co. Ltd.	83,200	861,850
	Macnica Holdings, Inc.	7,850	158,920
	Maeda Kosen Co. Ltd.	31,500	387,986
#	Maezawa Holdings Co. Ltd.	29,042	327,648
	Maezawa Kyuso Industries Co. Ltd.	13,500	132,725
	Makino Milling Machine Co. Ltd.	13,489	1,171,808
	Makita Corp. (6586 JP)	3,343	107,679
	Makita Corp. (MKTAY US), Sponsored ADR	2,776	89,282
#	Mammy Mart Holdings Corp.	6,000	40,467
#	Management Solutions Co. Ltd.	2,400	21,510
#	Mani, Inc.	30,800	290,364

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mars Group Holdings Corp.	7,380	$145,355
	Marubeni Corp.	41,200	1,331,611
	Marubun Corp.	17,900	188,583
#	Maruchiyo Yamaokaya Corp.	5,600	122,237
	Marudai Food Co. Ltd.	9,500	136,680
	Marui Group Co. Ltd.	31,300	583,104
	Maruichi Steel Tube Ltd.	65,900	735,935
	Maruwa Co. Ltd.	4,300	1,456,003
	Maruzen Co. Ltd.	4,686	118,986
	Maruzen Showa Unyu Co. Ltd.	13,300	638,248
#	Marvelous, Inc.	4,000	11,709
	Matsuda Sangyo Co. Ltd.	13,700	460,617
	Matsui Construction Co. Ltd.	9,800	89,387
	MatsukiyoCocokara & Co.	37,280	594,884
	Matsuoka Corp.	4,400	67,740
	Matsuyafoods Holdings Co. Ltd.	1,900	59,822
	Max Co. Ltd.	20,800	238,455
	Maxell Ltd.	39,000	501,409
	Maxvalu Tokai Co. Ltd.	5,900	121,184
	Mazda Motor Corp.	110,300	804,152
	McDonald's Holdings Co. Japan Ltd.	13,400	681,012
	Mebuki Financial Group, Inc.	385,923	3,575,960
	MEC Co. Ltd.	5,200	269,896
#	Medical System Network Co. Ltd.	24,155	73,347
	Medikit Co. Ltd.	1,900	33,417
	Medipal Holdings Corp.	35,100	632,028
#	Medius Holdings Co. Ltd.	14,000	68,359
*	Medley, Inc.	1,200	15,409
	Megachips Corp.	900	50,226
	Megmilk Snow Brand Co. Ltd.	38,757	913,632
	Meidensha Corp.	32,100	1,892,588
#	Meiji Electric Industries Co. Ltd.	6,100	83,721
	MEIJI Holdings Co. Ltd.	4,500	107,025
#	Meiji Shipping Group Co. Ltd.	17,800	90,703
	Meiko Electronics Co. Ltd.	21,000	2,637,801
	Meisei Industrial Co. Ltd.	33,800	429,032
		Shares	Value»
JAPAN — (Continued)
	MEITEC Group Holdings, Inc.	38,700	$810,075
	Meito Co. Ltd.	5,200	104,192
	Meiwa Corp.	20,400	114,826
#	Meiwa Estate Co. Ltd.	10,900	56,943
	Members Co. Ltd.	1,700	9,448
	Menicon Co. Ltd.	48,100	522,810
*	Mercari, Inc.	11,300	305,777
	METAWATER Co. Ltd.	13,400	257,018
	Micronics Japan Co. Ltd.	12,100	986,665
#	Midac Holdings Co. Ltd.	4,400	60,264
#	Mie Kotsu Group Holdings, Inc.	33,035	114,493
#	Mikuni Corp.	9,300	21,333
	Milbon Co. Ltd.	10,100	176,152
	MIMAKI ENGINEERING Co. Ltd.	14,700	193,244
	Minebea Mitsumi, Inc.	56,439	1,285,349
#	Mirai Industry Co. Ltd.	6,700	142,469
	Miraini Holdings Co. Ltd.	19,716	283,752
	Mirait One Corp.	39,610	874,980
	Mirarth Holdings, Inc.	172,000	441,709
	Miroku Jyoho Service Co. Ltd.	6,600	75,479
	MISUMI Group, Inc.	11,300	268,838
	Mitani Corp.	32,000	581,092
	Mitani Sangyo Co. Ltd.	22,200	96,653
	Mitani Sekisan Co. Ltd.	23,700	282,516
	Mito Securities Co. Ltd.	48,000	244,082
#	Mitsuba Corp.	43,259	321,931
	Mitsubishi Chemical Group Corp.	497,680	3,662,352
	Mitsubishi Corp.	137,300	4,104,277
	Mitsubishi Electric Corp.	76,200	2,744,959
	Mitsubishi Estate Co. Ltd.	27,800	674,905
	Mitsubishi Gas Chemical Co., Inc.	50,891	1,314,517
	Mitsubishi HC Capital, Inc.	442,670	4,075,752
	Mitsubishi Heavy Industries Ltd.	32,500	759,276
	Mitsubishi Kakoki Kaisha Ltd.	17,700	345,767
	Mitsubishi Logistics Corp.	91,495	917,378

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Materials Corp.	49,380	$1,281,631
#	Mitsubishi Motors Corp.	394,700	903,672
#	Mitsubishi Paper Mills Ltd.	10,700	74,910
	Mitsubishi Pencil Co. Ltd.	12,350	214,212
	Mitsubishi Research Institute, Inc.	5,100	153,788
	Mitsubishi Steel Manufacturing Co. Ltd.	6,700	90,855
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	468,400	10,462,416
#	Mitsuboshi Belting Ltd.	11,600	296,239
	Mitsui & Co. Ltd. (8031 JP)	58,400	1,791,962
	Mitsui Chemicals, Inc.	135,200	1,777,579
	Mitsui DM Sugar Co. Ltd.	13,699	294,854
	Mitsui E&S Co. Ltd.	47,100	1,420,504
	Mitsui Fudosan Co. Ltd.	32,400	315,622
#	Mitsui High-Tec, Inc.	111,598	623,654
	Mitsui Kinzoku Co. Ltd.	55,200	10,392,669
#	Mitsui Matsushima Holdings Co. Ltd., Class C	77,000	1,116,222
	Mitsui OSK Lines Ltd.	14,100	520,881
#	Mitsui-Soko Holdings Co. Ltd.	84,900	1,916,289
	Mitsuuroko Group Holdings Co. Ltd.	30,400	401,516
	Miura Co. Ltd.	2,500	50,126
	MIXI, Inc.	8,400	152,837
#	Miyaji Engineering Group, Inc.	23,200	230,253
	Miyazaki Bank Ltd.	76,500	1,111,979
	Miyoshi Oil & Fat Co. Ltd.	10,155	121,904
	Mizuho Financial Group, Inc. (8411 JP)	159,305	8,259,039
	Mizuho Leasing Co. Ltd.	95,800	819,018
	Mizuho Medy Co. Ltd.	9,700	101,894
	Mizuno Corp.	22,000	507,338
	Mochida Pharmaceutical Co. Ltd.	10,775	210,185
	Monogatari Corp.	15,300	525,608
	MonotaRO Co. Ltd.	32,700	412,648
	Morinaga & Co. Ltd.	48,600	805,487
		Shares	Value»
JAPAN — (Continued)
	Morinaga Milk Industry Co. Ltd.	254,400	$1,902,415
	Moriroku Co. Ltd.	5,600	87,902
	Morita Holdings Corp.	24,700	388,719
	Morito Co. Ltd.	13,100	147,718
#	Morozoff Ltd.	1,400	13,198
#	Mory Industries, Inc.	24,000	143,976
	MOS Food Services, Inc.	4,100	99,313
	MrMax Holdings Ltd.	18,800	92,355
	MS&AD Insurance Group Holdings, Inc.	118,246	3,640,033
	MTG Co. Ltd.	700	33,382
#	Mugen Estate Co. Ltd.	12,700	154,208
	Muninova Holdings, Inc.	232,800	649,100
	m-up Holdings, Inc.	25,000	124,406
	Murakami Corp.	4,200	175,016
	Murata Manufacturing Co. Ltd.	57,900	2,638,174
	Musashi Co. Ltd.	900	14,922
	Musashi Seimitsu Industry Co. Ltd.	44,200	873,411
	Musashino Bank Ltd.	69,600	1,110,566
	Muto Seiko Co.	5,800	82,617
	Nachi-Fujikoshi Corp.	12,926	437,136
	Nafco Co. Ltd.	4,800	67,424
	Nagaileben Co. Ltd.	2,900	32,448
	Nagano Keiki Co. Ltd.	18,700	435,207
	Nagase & Co. Ltd.	209,600	1,478,364
#	Nagase Brothers, Inc.	6,100	89,479
	Nakakita Seisakusho Co. Ltd.	500	15,987
#	Nakamuraya Co. Ltd.	2,008	40,442
	Nakanishi, Inc.	6,000	114,022
	Nakano Corp.	5,600	46,407
	Nakayama Steel Works Ltd.	9,000	36,933
	Namura Shipbuilding Co. Ltd.	34,900	935,950
	Nanto Bank Ltd.	83,265	889,128
	Nanyo Corp.	13,400	163,581
	Narasaki Sangyo Co. Ltd.	2,400	63,400
	Natori Co. Ltd.	1,000	12,383
	NCD Co. Ltd./Shinagawa	2,900	44,833
	NEC Capital Solutions Ltd.	14,600	378,986
	NEC Corp.	46,000	1,367,058
*	Net Protections Holdings, Inc.	10,800	29,619
	Neturen Co. Ltd.	14,900	128,478
	Nextage Co. Ltd.	37,600	783,509
	NGK Corp.	85,100	2,911,643
	NH Foods Ltd.	25,000	981,826

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NHK Spring Co. Ltd.	122,769	$2,721,735
	Nicca Chemical Co. Ltd.	6,100	76,461
	Nichias Corp.	126,117	2,613,933
#	Nichiban Co. Ltd.	9,200	112,295
	Nichicon Corp.	8,200	145,721
	Nichiden Corp.	6,800	131,306
	Nichiha Corp.	21,900	421,350
	Nichimo Co. Ltd.	5,100	76,192
	Nichirei Corp.	76,000	1,057,089
#	Nichireki Group Co. Ltd.	25,300	349,277
	Nichirin Co. Ltd.	13,920	359,078
	Nifco, Inc.	26,000	841,679
#	Nihon Dempa Kogyo Co. Ltd.	20,101	313,937
	Nihon Dengi Co. Ltd.	10,700	139,590
	Nihon Denkei Co. Ltd.	6,600	109,195
	Nihon Kagaku Sangyo Co. Ltd.	8,900	116,707
	Nihon M&A Center Holdings, Inc.	35,400	141,355
	Nihon Nohyaku Co. Ltd.	28,800	193,529
	Nihon Parkerizing Co. Ltd.	31,106	322,068
	Nihon Tokushu Toryo Co. Ltd.	10,800	166,921
#	Nihon Yamamura Glass Co. Ltd.	5,000	85,978
	Nikkiso Co. Ltd.	41,734	964,877
#	Nikko Co. Ltd.	24,500	150,465
#	Nikkon Holdings Co. Ltd.	94,000	2,966,918
	Nikon Corp.	96,000	1,140,705
	Nippi, Inc.	1,599	121,911
	Nippn Corp.	40,900	720,797
#	Nippon Air Conditioning Services Co. Ltd.	16,100	159,876
	Nippon Beet Sugar Manufacturing Co. Ltd.	7,400	233,147
	Nippon Carbide Industries Co., Inc.	9,100	180,793
	Nippon Carbon Co. Ltd.	8,754	258,786
	Nippon Care Supply Co. Ltd.	100	2,441
#	Nippon Chemical Industrial Co. Ltd.	6,100	222,874
	Nippon Chemi-Con Corp.	18,818	358,719
#*	Nippon Coke & Engineering Co. Ltd.	53,600	31,615
		Shares	Value»
JAPAN — (Continued)
	Nippon Denko Co. Ltd.	95,873	$254,408
	Nippon Densetsu Kogyo Co. Ltd.	20,000	500,367
	Nippon Electric Glass Co. Ltd.	38,500	1,268,293
	Nippon Express Holdings, Inc.	108,000	3,564,340
#	Nippon Fine Chemical Co. Ltd.	9,700	156,185
	Nippon Gas Co. Ltd.	68,400	1,218,703
	Nippon Hume Corp.	28,200	184,297
	Nippon Kanzai Holdings Co. Ltd.	1,500	26,359
	Nippon Kayaku Co. Ltd.	59,900	719,826
	Nippon Kodoshi Corp.	3,100	126,864
	Nippon Light Metal Holdings Co. Ltd.	62,130	1,045,158
#	Nippon Paint Holdings Co. Ltd.	62,700	473,130
	Nippon Paper Industries Co. Ltd.	79,519	684,840
#	Nippon Parking Development Co. Ltd., Class C	127,800	197,116
	Nippon Rietec Co. Ltd.	11,303	170,376
	Nippon Sanso Holdings Corp.	44,100	1,585,362
	Nippon Seiki Co. Ltd.	46,100	698,064
	Nippon Seisen Co. Ltd.	11,000	91,586
#*	Nippon Sheet Glass Co. Ltd.	93,000	278,622
	Nippon Shinyaku Co. Ltd.	25,300	538,149
	Nippon Shokubai Co. Ltd.	42,000	564,989
	Nippon Signal Co. Ltd.	28,976	288,944
	Nippon Soda Co. Ltd.	32,400	773,613
#	Nippon Steel Corp.	633,750	2,581,783
	Nippon Thompson Co. Ltd.	45,500	496,529
#	Nippon Yakin Kogyo Co. Ltd.	19,100	599,785
	Nippon Yusen KK	7,763	298,080
	Nipro Corp.	103,900	1,059,944
	Nishikawa Rubber Co. Ltd.	7,600	155,910
#	Nishimatsuya Chain Co. Ltd.	20,600	257,971
	Nishi-Nippon Financial Holdings, Inc.	81,600	2,156,511
	Nishio Holdings Co. Ltd.	20,516	550,343

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissan Chemical Corp.	42,600	$1,980,160
	Nissan Shatai Co. Ltd.	28,999	175,229
	Nissan Tokyo Sales Holdings Co. Ltd.	48,200	164,148
	Nissei ASB Machine Co. Ltd.	6,200	348,475
#	Nissha Co. Ltd.	67,400	555,201
	Nisshin Group Holdings Co. Ltd.	21,800	91,145
	Nisshin Oillio Group Ltd.	69,600	830,927
	Nisshin Seifun Group, Inc.	21,300	269,640
	Nisshinbo Holdings, Inc.	110,408	1,483,378
#	Nisso Holdings Co. Ltd.	10,600	41,338
	Nissui Corp.	226,400	1,785,291
	Niterra Co. Ltd.	69,100	4,035,345
#	Nitori Holdings Co. Ltd.	89,100	1,437,450
	Nitta Corp.	16,604	660,771
	Nitta Gelatin, Inc.	16,200	131,305
	Nittetsu Mining Co. Ltd.	36,800	689,414
	Nitto Denko Corp.	132,400	2,795,813
#	Nitto Fuji Flour Milling Co. Ltd.	10,400	120,015
	Nitto Kogyo Corp.	25,500	687,813
	Nitto Kohki Co. Ltd.	5,600	59,894
	Nitto Seiko Co. Ltd.	24,300	119,010
#	Nittoc Construction Co. Ltd.	27,600	197,084
#	Nittoku Co. Ltd.	7,800	126,817
#	Noevir Holdings Co. Ltd.	6,185	193,063
	NOF Corp.	16,000	278,006
	Nojima Corp.	186,900	1,530,233
	NOK Corp.	39,400	744,556
	Nomura Co. Ltd.	27,000	197,552
	Nomura Holdings, Inc. (8604 JP)	120,000	1,160,939
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	8,048	77,905
#	Nomura Micro Science Co. Ltd.	1,900	46,528
	Nomura Real Estate Holdings, Inc.	157,500	905,069
	Nomura Research Institute Ltd.	46,400	1,372,677
	Noritake Co. Ltd.	37,600	789,560
	Noritsu Koki Co. Ltd.	48,600	591,159
#	Noritz Corp.	24,738	368,055
		Shares	Value»
JAPAN — (Continued)
	North Pacific Bank Ltd.	127,900	$916,977
	NPR-RIKEN Corp.	21,024	531,891
#	NS Solutions Corp.	10,400	256,516
	NS Tool Co. Ltd.	8,500	51,140
#	NS United Kaiun Kaisha Ltd.	14,200	712,317
	NSD Co. Ltd.	28,480	508,813
	NSK Ltd.	82,093	584,744
	NSW, Inc.	8,700	136,001
	NTN Corp.	469,231	1,134,434
*	Nxera Pharma Co. Ltd.	9,900	54,213
#	Oat Agrio Co. Ltd.	4,300	65,421
#	Obara Group, Inc.	7,300	261,445
	Obayashi Corp.	35,600	699,693
#	Oenon Holdings, Inc.	49,200	150,684
	Ogaki Kyoritsu Bank Ltd.	24,000	1,068,137
	Ohashi Technica, Inc.	16,100	115,689
	Ohmoto Gumi Co. Ltd.	4,200	51,857
	Ohsho Food Service Corp.	3,000	56,945
	OIE Sangyo Co. Ltd.	4,100	63,683
	Oiles Corp.	19,216	342,100
	Oita Bank Ltd.	51,000	811,217
	Oji Holdings Corp.	238,900	1,313,662
	Okabe Co. Ltd.	32,741	188,405
#	Okada Aiyon Corp.	2,400	30,122
	Okamoto Industries, Inc.	7,100	265,541
	Okamoto Machine Tool Works Ltd.	5,237	162,168
	Okamura Corp.	35,100	512,396
	Okasan Securities Group, Inc.	66,400	459,143
	Oki Electric Industry Co. Ltd.	133,558	2,255,952
	Okinawa Cellular Telephone Co.	32,400	785,644
	Okinawa Financial Group, Inc.	16,100	733,022
	OKUMA Corp.	35,000	1,068,969
	Okumura Corp.	18,900	681,976
	Okura Industrial Co. Ltd.	8,100	281,050
#	Okuwa Co. Ltd.	3,400	17,228
	Omron Corp.	8,700	290,923
	Onamba Co. Ltd.	400	3,935
	One Career, Inc.	3,600	47,770
	Ono Pharmaceutical Co. Ltd.	4,200	62,769
	Onoken Co. Ltd.	5,900	53,071
	Onward Holdings Co. Ltd.	144,800	691,874
#	Ootoya Holdings Co. Ltd.	2,100	113,144

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Open House Group Co. Ltd.	27,500	$1,461,284
	Optex Group Co. Ltd.	24,600	526,299
	Oracle Corp. Japan	2,700	151,696
	Organo Corp.	10,100	908,710
	Oriental Shiraishi Corp.	51,600	118,149
	ORIX Corp. (8591 JP)	106,100	4,282,125
#	Oro Co. Ltd.	2,500	34,616
	Osaka Organic Chemical Industry Ltd.	10,300	287,495
#*	Osaka Steel Co. Ltd.	8,600	134,194
	Osaki Electric Co. Ltd.	33,900	313,782
#	OSG Corp.	45,400	1,035,783
	Otsuka Corp.	20,400	420,945
	Otsuka Holdings Co. Ltd.	20,400	1,414,524
	OUG Holdings, Inc.	3,500	97,007
#	Oval Corp.	8,600	38,953
	Oyo Corp.	13,800	240,362
	Ozu Corp.	2,900	32,524
	Pacific Metals Co. Ltd.	10,755	164,860
	Pack Corp.	35,200	319,297
	PAL GROUP Holdings Co. Ltd.	79,200	747,365
	Pan Pacific International Holdings Corp.	443,000	2,513,935
	Panasonic Holdings Corp.	207,181	5,478,376
	Park24 Co. Ltd.	36,800	455,482
	Parker Corp.	7,900	77,395
	Pasona Group, Inc.	12,000	116,422
	Pegasus Co. Ltd.	16,500	53,713
	Penta-Ocean Construction Co. Ltd.	157,800	1,468,791
#	People Dreams & Technologies Group Co. Ltd.	5,100	50,020
	Persol Holdings Co. Ltd.	668,800	1,110,358
	PHC Holdings Corp.	14,100	97,403
	Pigeon Corp.	8,400	106,466
#	PILLAR Corp.	21,300	1,231,173
#	Pilot Corp.	36,000	408,907
	Piolax, Inc.	8,713	94,968
#	Plus Alpha Consulting Co. Ltd.	12,200	175,786
	Polaris Holdings Co. Ltd.	9,900	12,113
#	Port, Inc.	3,400	51,969
	PR Times Corp.	2,000	26,199
		Shares	Value»
JAPAN — (Continued)
	Premium Group Co. Ltd.	24,500	$314,258
	Premium Water Holdings, Inc.	1,400	32,411
#	Press Kogyo Co. Ltd.	97,100	521,291
	Prestige International, Inc.	37,400	166,277
	Prima Meat Packers Ltd.	27,300	424,805
	Procrea Holdings, Inc.	7,034	175,021
#	Pronexus, Inc.	6,000	44,598
#	Pro-Ship, Inc.	10,200	117,960
	PS Construction Co. Ltd.	25,700	363,617
	QB Net Holdings Co. Ltd.	17,508	141,776
#	Qol Holdings Co. Ltd.	23,600	309,611
	Quick Co. Ltd.	14,400	70,024
#	Raccoon Holdings, Inc.	3,700	14,888
	Raito Kogyo Co. Ltd.	29,500	695,018
	Raiznext Corp.	22,600	409,396
	Rakus Co. Ltd.	11,800	79,692
*	Rakuten Bank Ltd.	8,600	293,920
*	Rakuten Group, Inc.	21,500	112,104
#	Rasa Corp.	7,200	84,389
#	Rasa Industries Ltd.	62,500	699,756
	Recruit Holdings Co. Ltd.	6,000	474,485
	Relo Group, Inc.	38,600	487,012
#	Renaissance, Inc.	7,800	52,115
	Renesas Electronics Corp.	58,500	1,172,559
	Rengo Co. Ltd.	138,100	1,290,837
	Resona Holdings, Inc.	210,889	2,859,829
	Resonac Holdings Corp.	65,417	5,449,176
	Resorttrust, Inc.	55,800	625,858
	Restar Corp.	15,600	398,725
#	Retail Partners Co. Ltd.	8,000	68,621
	Rheon Automatic Machinery Co. Ltd.	16,600	157,059
#	Rhythm Co. Ltd.	4,800	116,073
	Ricoh Co. Ltd.	198,400	1,946,896
	Ricoh Leasing Co. Ltd.	15,000	630,467
	Riken Keiki Co. Ltd.	4,799	103,700
	Riken Technos Corp.	39,800	547,623
	Riken Vitamin Co. Ltd.	15,900	320,094
	Rinnai Corp.	15,300	342,143
	Rion Co. Ltd.	7,300	150,980
	Riso Kagaku Corp.	4,316	28,249
	Rix Corp.	1,400	31,480
#	Rock Field Co. Ltd.	10,300	88,454

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rohto Pharmaceutical Co. Ltd.	14,200	$212,662
	Rokko Butter Co. Ltd.	1,600	10,671
	Roland Corp.	8,300	218,077
	Rorze Corp.	76,000	1,830,308
	Round One Corp.	111,300	845,721
#	Royal Holdings Co. Ltd.	31,200	260,639
	Ryobi Ltd.	22,700	360,209
	RYODEN Corp.	11,500	313,154
	Ryohin Keikaku Co. Ltd.	189,600	4,973,258
	Ryoyo Ryosan Holdings, Inc.	8,724	159,386
	S Foods, Inc.	11,400	196,074
	S&B Foods, Inc.	12,800	527,744
	Sagami Holdings Corp.	1,300	16,911
	Saizeriya Co. Ltd.	5,700	282,821
	Sakai Chemical Industry Co. Ltd.	12,700	313,950
	Sakai Heavy Industries Ltd.	3,600	48,974
	Sakai Moving Service Co. Ltd.	11,400	212,595
	Sakata INX Corp.	44,600	695,680
	Sakata Seed Corp.	7,500	202,295
	Sala Corp.	50,200	359,416
#	Samco, Inc.	1,600	82,940
#	San Holdings, Inc.	18,800	170,521
	San ju San Financial Group, Inc.	26,240	310,343
	San-A Co. Ltd.	19,000	388,947
	San-Ai Obbli Co. Ltd.	56,500	821,742
	Sangetsu Corp.	31,100	602,485
	San-In Godo Bank Ltd.	80,177	1,162,019
*	Sanken Electric Co. Ltd.	8,100	414,046
	Sanki Engineering Co. Ltd.	118,200	1,681,355
	Sanko Gosei Ltd.	42,101	254,866
#	Sanko Metal Industrial Co. Ltd.	16,500	131,315
	Sankyo Co. Ltd.	126,300	1,465,686
	Sankyo Frontier Co. Ltd.	4,100	59,282
	Sankyo Seiko Co. Ltd.	25,500	128,230
	Sankyu, Inc.	33,500	1,981,618
#	Sanoh Industrial Co. Ltd.	31,700	158,105
#	Sanrio Co. Ltd.	159,500	1,279,847
	Sansan, Inc.	13,200	167,764
	Sansei Technologies, Inc.	9,200	134,366
		Shares	Value»
JAPAN — (Continued)
#	Sansha Electric Manufacturing Co. Ltd.	2,100	$14,509
	Sanshin Electronics Co. Ltd.	9,400	170,512
#	Santec Holdings Corp.	4,100	426,764
	Santen Pharmaceutical Co. Ltd.	35,800	422,662
	Sanwa Holdings Corp.	112,300	2,407,270
	Sanyo Chemical Industries Ltd.	8,608	260,545
	Sanyo Denki Co. Ltd.	10,200	345,295
	Sanyo Shokai Ltd.	7,837	238,995
	Sanyo Trading Co. Ltd.	38,800	209,859
	Sapporo Holdings Ltd.	66,500	839,674
	Sato Corp.	22,600	345,297
	Sato Foods Co. Ltd.	800	42,905
#	Sato Shoji Corp.	9,500	191,659
	Sawai Group Holdings Co. Ltd.	26,083	269,419
#	SAXA, Inc.	5,700	72,270
	SBI Holdings, Inc.	82,102	1,549,944
	SBS Holdings, Inc.	17,900	498,811
	SCREEN Holdings Co. Ltd.	35,600	2,715,733
	Scroll Corp.	40,400	430,455
	SEC Carbon Ltd.	4,200	64,164
	Secom Co. Ltd.	7,110	306,271
	Seed Co. Ltd.	8,700	29,186
	Seibu Giken Co. Ltd.	2,200	27,596
	Seibu Holdings, Inc.	56,900	1,274,268
	Seika Corp.	21,000	341,709
	Seikagaku Corp.	20,800	97,074
#	Seikitokyu Kogyo Co. Ltd.	10,700	100,675
	Seiko Electric Co. Ltd.	1,000	12,788
	Seiko Epson Corp.	62,900	1,152,143
	Seiko Group Corp.	46,472	2,272,160
	Seino Holdings Co. Ltd.	30,000	495,361
	Seiren Co. Ltd.	20,900	413,399
	Sekisui Chemical Co. Ltd.	42,500	707,346
#	Sekisui House Ltd.	39,140	856,863
	Sekisui Jushi Corp.	19,386	357,005
	SEMITEC Corp.	6,300	78,411
	Senko Group Holdings Co. Ltd.	99,500	1,375,352
	Senshu Electric Co. Ltd.	12,500	473,749
	Senshu Ikeda Holdings, Inc.	133,600	783,206

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seria Co. Ltd.	15,200	$368,286
	Seven & i Holdings Co. Ltd.	452,400	5,998,877
	Seven Bank Ltd.	92,300	184,262
	SG Holdings Co. Ltd.	102,100	1,015,817
	Sharingtechnology, Inc.	12,100	101,535
#*	Sharp Corp.	123,000	475,157
	Shibaura Machine Co. Ltd.	21,200	543,272
	Shibaura Mechatronics Corp.	70,500	1,878,292
	Shibusawa Logistics Corp.	30,100	342,742
	Shibuya Corp.	13,100	357,056
	Shiga Bank Ltd.	102,330	1,520,488
	Shikoku Bank Ltd.	31,901	659,766
	Shikoku Kasei Holdings Corp.	58,800	1,006,194
	Shimadaya Corp.	5,200	54,000
	Shimadzu Corp.	10,800	274,671
	Shimamura Co. Ltd.	2,900	61,041
	Shimizu Corp.	38,900	573,029
#	Shimojima Co. Ltd.	3,100	26,747
	Shin Nippon Air Technologies Co. Ltd.	19,600	393,620
	Shinagawa Refra Co. Ltd.	34,500	443,574
	Shindengen Electric Manufacturing Co. Ltd.	3,300	68,997
	Shin-Etsu Chemical Co. Ltd.	59,800	2,131,876
	Shin-Etsu Polymer Co. Ltd.	30,100	398,120
	Shinko Shoji Co. Ltd.	27,400	267,457
	Shinmaywa Industries Ltd.	50,000	612,480
	Shinnihon Corp.	24,900	328,252
#	Shinnihonseiyaku Co. Ltd.	2,100	26,616
	Shinobu Foods Products Co. Ltd.	7,000	75,025
	Shinsho Corp.	14,400	231,253
	Shinwa Co. Ltd. (3447 JP)	8,800	54,719
#	Shinwa Co. Ltd. (7607 JP)	6,900	136,832
	Shionogi & Co. Ltd.	26,900	486,387
	Ship Healthcare Holdings, Inc.	40,800	653,615
	Shizuoka Financial Group, Inc.	83,400	1,645,066
	Shizuoka Gas Co. Ltd.	42,600	335,833
	Shochiku Co. Ltd.	200	14,466
		Shares	Value»
JAPAN — (Continued)
	Shoei Co. Ltd.	24,800	$302,273
#	Shoei Foods Corp.	3,300	91,436
	Shofu, Inc.	4,100	54,093
	Showa Sangyo Co. Ltd.	20,609	458,038
	SIGMAXYZ Holdings, Inc.	49,300	185,154
	Siix Corp.	37,200	323,925
*	Simplex Holdings, Inc.	36,400	260,333
#	Sinanen Holdings Co. Ltd.	7,300	302,735
	Sinfonia Technology Co. Ltd.	26,000	2,115,402
	Sinko Industries Ltd.	24,900	190,549
	Sintokogio Ltd.	9,000	64,506
	SK Kaken Co. Ltd.	3,900	214,457
	SK-Electronics Co. Ltd.	10,000	215,226
	SKY Perfect JSAT Corp.	128,700	1,676,370
#	Skylark Holdings Co. Ltd.	86,000	1,694,745
#	Smaregi, Inc.	3,100	62,095
#	SMS Co. Ltd.	25,100	348,501
#	Soda Nikka Co. Ltd.	17,600	132,576
	Sodick Co. Ltd.	28,000	289,217
	SoftBank Corp.	2,895,000	4,063,357
	SoftBank Group Corp.	537,600	16,744,884
	Softcreate Holdings Corp.	2,500	32,610
	Software Service, Inc.	1,500	103,183
	Sojitz Corp.	102,540	3,425,912
	Soken Chemical & Engineering Co. Ltd.	21,900	423,653
	Soliton Systems KK	5,800	70,289
	Solvvy, Inc.	1,100	10,433
	Sompo Holdings, Inc.	74,650	3,314,206
#	Sony Financial Group, Inc. SFGYY US, ADR	31,527	151,960
	Sony Group Corp. (6758 JP)	835,000	19,513,001
	Sony Group Corp. (SONY US), Sponsored ADR	106,303	2,472,608
	Space Co. Ltd.	14,200	128,702
	Sparx Group Co. Ltd.	13,779	194,060
	SPK Corp.	16,728	145,173
#	S-Pool, Inc.	33,100	56,199
	Square Enix Holdings Co. Ltd.	1,500	26,116
	SRA Holdings	5,400	157,403
	SRS Holdings Co. Ltd.	5,900	53,045

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	St. Marc Holdings Co. Ltd.	2,400	$38,676
	Stanley Electric Co. Ltd.	67,000	1,459,977
	Star Mica Holdings Co. Ltd.	23,400	222,747
	Startia Holdings, Inc.	4,900	94,389
	Starts Corp., Inc.	25,000	741,317
	Starzen Co. Ltd.	42,500	358,512
	Stella Chemifa Corp.	4,700	149,758
#	Step Co. Ltd.	8,900	125,617
	STI Foods Holdings, Inc.	4,500	31,571
	Strike Group Co. Ltd.	13,800	114,417
	Subaru Corp.	113,500	1,932,047
#	Subaru Enterprise Co. Ltd.	7,900	180,642
	Sugi Holdings Co. Ltd.	32,818	581,603
#	Sugimoto & Co. Ltd.	15,000	121,631
	SUMCO Corp.	139,300	2,831,971
	Sumida Corp.	43,913	350,869
	Sumitomo Bakelite Co. Ltd.	600	24,025
	Sumitomo Chemical Co. Ltd.	358,300	1,159,390
	Sumitomo Corp.	354,400	3,678,657
	Sumitomo Electric Industries Ltd.	886,332	11,730,684
	Sumitomo Forestry Co. Ltd.	179,100	1,510,604
	Sumitomo Heavy Industries Ltd.	43,600	1,409,454
	Sumitomo Metal Mining Co. Ltd.	6,400	321,699
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	296,823	12,754,160
	Sumitomo Mitsui Trust Group, Inc.	354,800	3,648,295
	Sumitomo Osaka Cement Co. Ltd.	14,700	496,946
	Sumitomo Realty & Development Co. Ltd.	125,400	2,810,757
	Sumitomo Rubber Industries Ltd.	98,153	1,388,737
	Sumitomo Seika Chemicals Co. Ltd.	45,500	347,342
	Sumitomo Warehouse Co. Ltd.	31,900	811,524
	Sun Frontier Fudousan Co. Ltd.	15,100	236,886
#	Suncall Corp.	16,900	132,333
	Sundrug Co. Ltd.	15,800	375,570
	Suntory Beverage & Food Ltd.	4,600	133,363
		Shares	Value»
JAPAN — (Continued)
#	Sun-Wa Technos Corp.	11,800	$264,173
	Suruga Bank Ltd.	117,700	1,906,083
	Suzuken Co. Ltd.	18,246	582,102
	Suzuki Co. Ltd.	14,700	272,909
	Suzuki Motor Corp.	168,300	2,196,912
	SWCC Corp.	28,700	1,978,354
	Sysmex Corp.	18,200	183,775
#	System Research Co. Ltd.	4,500	51,612
	System Support Holdings, Inc.	4,800	33,601
#	Systems Engineering Consultants Co. Ltd.	1,800	32,994
	Systena Corp.	124,000	326,631
#	Syuppin Co. Ltd.	15,300	128,704
	T Hasegawa Co. Ltd.	15,200	308,639
#	T RAD Co. Ltd.	63,000	580,363
	T&D Holdings, Inc.	34,500	1,087,296
	Tachibana Eletech Co. Ltd.	16,820	361,502
	Tachikawa Corp.	10,900	179,773
	Tachi-S Co. Ltd.	29,100	410,080
	Tadano Ltd.	79,300	659,014
	Taihei Dengyo Kaisha Ltd.	25,900	388,613
	Taiheiyo Cement Corp.	65,789	1,665,942
#	Taiho Kogyo Co. Ltd.	11,500	78,695
	Taikisha Ltd.	15,800	414,035
	Taisei Corp.	6,800	550,816
	Taisei Oncho Co. Ltd.	400	12,668
	Taiyo Holdings Co. Ltd.	43,608	1,286,339
	Taiyo Yuden Co. Ltd.	38,900	2,405,620
	Takamatsu Construction Group Co. Ltd.	10,900	254,005
#	Takamiya Co. Ltd.	15,600	41,035
#	Takaoka Toko Co. Ltd.	9,464	405,073
	Takara & Co. Ltd.	8,500	226,456
#	Takara Holdings, Inc.	24,700	322,235
	Takara Standard Co. Ltd.	18,900	355,930
	Takasago International Corp.	43,100	324,805
	Takasago Thermal Engineering Co. Ltd.	12,000	317,787
#	Takashima & Co. Ltd.	23,800	120,888
	Takashimaya Co. Ltd.	189,200	2,704,776
#	TAKEBISHI Corp.	6,900	104,981
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	96,352	3,308,306

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takeuchi Manufacturing Co. Ltd.	20,700	$958,540
#	Taki Chemical Co. Ltd.	2,500	77,603
#	Tama Home Co. Ltd.	10,100	192,594
	Tamron Co. Ltd.	115,200	1,034,816
#	Tamura Corp.	69,000	342,801
	Tanabe Consulting Group Co. Ltd.	2,700	12,979
	Tanabe Engineering Corp.	3,100	44,205
#	Tanseisha Co. Ltd.	26,250	228,609
	TASUKI Holdings, Inc.	10,900	75,266
	Tayca Corp.	11,200	154,761
	Tazmo Co. Ltd.	7,000	170,841
	TBS Holdings, Inc.	10,600	398,963
#	TDC Soft, Inc.	11,100	73,843
	TDK Corp. (6762 JP)	252,500	4,855,185
	TechMatrix Corp.	25,000	322,266
	Techno Ryowa Ltd.	7,000	243,957
	Techno Smart Corp.	8,600	100,270
	Teijin Ltd.	26,736	272,481
	Teikoku Sen-I Co. Ltd.	8,000	170,915
	Teikoku Tsushin Kogyo Co. Ltd.	4,600	79,355
#	Tekken Corp.	9,300	254,522
#	Tera Probe, Inc.	6,800	422,695
#	Terasaki Electric Co. Ltd.	2,300	57,918
#	Tess Holdings Co. Ltd.	11,400	47,539
	THK Co. Ltd.	11,400	469,104
	Tigers Polymer Corp.	8,300	51,737
	TIS, Inc.	47,500	1,138,782
	TKC Corp.	4,500	109,208
#*	TKP Corp.	3,800	45,754
	Toa Corp. (1885 JP)	82,300	1,032,435
	Toa Corp. (6809 JP)	17,300	175,574
#	TOA ROAD Corp.	8,400	85,456
	Toagosei Co. Ltd.	65,600	733,319
	TOBISHIMA HOLDINGS, Inc.	6,673	86,119
	TOC Co. Ltd.	27,500	158,459
	Tocalo Co. Ltd.	51,600	925,501
	Tochigi Bank Ltd.	35,400	208,054
	Toda Corp.	132,200	1,227,271
	Toei Animation Co. Ltd.	6,200	114,812
	Toenec Corp.	54,600	695,353
	Togami Electric Manufacturing Co. Ltd.	1,300	43,774
	Toho Bank Ltd.	71,700	382,677
#	Toho Co. Ltd. (8142 JP)	37,800	320,493
		Shares	Value»
JAPAN — (Continued)
	Toho Co. Ltd. (9602 JP)	10,500	$100,829
#	Toho Holdings Co. Ltd.	18,900	476,626
#*	Toho Zinc Co. Ltd.	19,957	108,648
	Tohokushinsha Film Corp.	28,300	88,254
	Tokai Carbon Co. Ltd.	84,902	809,704
	Tokai Corp.	14,967	229,054
	TOKAI Holdings Corp.	78,800	573,563
	Tokai Rika Co. Ltd.	32,300	636,940
	Tokai Tokyo Financial Holdings, Inc.	118,052	589,587
	Token Corp.	2,120	177,678
	Tokio Marine Holdings, Inc. (8766 JP)	116,048	5,914,543
#	Tokushu Tokai Paper Co. Ltd.	16,123	210,408
	Tokuyama Corp.	42,425	995,144
	Tokyo Century Corp.	115,600	1,889,032
	Tokyo Electron Device Ltd.	15,900	393,786
	Tokyo Electron Ltd.	3,700	1,237,047
#	Tokyo Energy & Systems, Inc.	16,900	209,352
	Tokyo Kiraboshi Financial Group, Inc.	163,992	1,724,085
#	Tokyo Metro Co. Ltd.	20,000	183,355
	Tokyo Ohka Kogyo Co. Ltd.	3,400	184,137
	Tokyo Rope Manufacturing Co. Ltd.	13,000	158,102
	Tokyo Sangyo Co. Ltd.	14,000	72,449
	Tokyo Seimitsu Co. Ltd.	3,400	354,036
	Tokyo Steel Manufacturing Co. Ltd.	36,500	405,059
	Tokyo Tatemono Co. Ltd.	124,700	2,631,327
#	Tokyo Tekko Co. Ltd.	30,600	367,778
	Tokyotokeiba Co. Ltd.	8,447	266,187
	Tokyu Construction Co. Ltd.	49,330	358,253
	Tokyu Fudosan Holdings Corp.	457,982	3,806,483
	Toli Corp.	42,200	175,978
#	Tomen Devices Corp.	1,500	194,329
	Tomoe Corp.	18,100	207,005
#	Tomoe Engineering Co. Ltd.	20,700	250,225
#	Tomoku Co. Ltd.	12,436	350,489

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TOMONY Holdings, Inc.	147,800	$915,373
	Tomy Co. Ltd.	61,000	1,387,624
	TOPPAN Holdings, Inc.	27,900	782,340
	Topre Corp.	50,301	881,130
	Topy Industries Ltd.	13,800	252,705
	Toray Industries, Inc.	175,600	1,261,379
#	Toridoll Holdings Corp.	15,600	426,133
	Torigoe Co. Ltd.	7,700	52,173
#	Torishima Pump Manufacturing Co. Ltd.	5,500	94,477
	Tosei Corp.	57,800	655,817
	Toshiba TEC Corp.	22,900	449,374
	Tosho Co. Ltd.	9,600	46,031
	Tosoh Corp.	133,600	2,246,948
	Totech Corp.	11,100	267,545
	Totetsu Kogyo Co. Ltd.	17,466	455,047
	TOTO Ltd.	26,299	1,141,355
	Tow Co. Ltd.	24,100	50,724
	Towa Pharmaceutical Co. Ltd.	35,300	882,984
	Toyo Corp.	4,300	52,458
	Toyo Denki Seizo KK	1,000	14,677
	Toyo Gosei Co. Ltd.	3,500	277,463
	Toyo Kanetsu KK	11,200	170,331
	Toyo Seikan Group Holdings Ltd.	34,000	863,905
	Toyo Suisan Kaisha Ltd.	7,000	454,197
	Toyo Tanso Co. Ltd.	6,200	251,607
	Toyo Tire Corp.	95,700	2,538,386
	Toyobo Co. Ltd.	89,302	840,051
	Toyoda Gosei Co. Ltd.	50,100	1,729,625
	Toyota Boshoku Corp.	56,100	782,801
	Toyota Motor Corp. (7203 JP)	511,290	9,675,992
#	Toyota Motor Corp. (TM US), Sponsored ADR	8,262	1,561,435
	Toyota Tsusho Corp.	147,200	6,109,585
	TPR Co. Ltd.	37,100	344,595
	Traders Holdings Co. Ltd.	20,039	156,114
#	Transaction Co. Ltd.	26,200	196,835
	Transcosmos, Inc.	13,900	330,635
	TRE Holdings Corp.	63,551	799,435
#	Treasure Factory Co. Ltd.	8,600	112,364
	Trend Micro, Inc. (4704 JP)	4,200	169,226
	Tri Chemical Laboratories, Inc.	12,000	240,108
		Shares	Value»
JAPAN — (Continued)
	Trinity Industrial Corp.	1,400	$10,724
	Trusco Nakayama Corp.	29,800	449,330
	TS Tech Co. Ltd.	39,700	455,392
	TSI Holdings Co. Ltd.	32,000	246,651
	Tsubakimoto Chain Co.	60,900	977,137
	Tsubakimoto Kogyo Co. Ltd.	8,700	155,862
	Tsuburaya Fields Holdings, Inc.	20,300	306,966
	Tsugami Corp.	36,200	1,328,412
#	Tsukada Global Holdings, Inc.	8,900	33,753
	Tsukishima Holdings Co. Ltd.	27,270	464,538
	Tsumura & Co.	21,463	513,635
	Tsuruha Holdings, Inc.	135,620	2,070,341
	Tsurumi Manufacturing Co. Ltd.	24,600	339,644
	Tsutsumi Jewelry Co. Ltd.	2,400	38,253
	Tsuzuki Denki Co. Ltd.	4,100	97,509
	TV Asahi Holdings Corp.	10,500	205,834
	Tv Tokyo Holdings Corp.	5,200	112,240
	TYK Corp.	7,100	30,772
	UACJ Corp.	120,428	1,757,808
	UBE Corp.	52,220	1,034,118
#	Uchida Yoko Co. Ltd.	41,000	549,604
	Umios Corp.	93,204	763,765
#	U-Next Holdings Co. Ltd.	26,400	283,419
	Unipres Corp.	44,238	367,772
#	UNISOL Holdings Corp.	8,669	155,600
	United Arrows Ltd.	19,100	291,031
#	United Super Markets Holdings, Inc.	22,855	117,916
#*	Universal Entertainment Corp.	16,800	70,168
#	Urbanet Corp. Co. Ltd.	45,000	141,508
	Ushio, Inc.	13,000	301,693
	USS Co. Ltd.	125,800	1,588,712
	UT Group Co. Ltd.	406,700	468,379
	Valor Holdings Co. Ltd.	54,105	1,104,350
#	Valqua Ltd.	12,400	495,726
#	Value HR Co. Ltd.	8,100	77,003
	ValueCommerce Co. Ltd.	23,900	70,971
	Vector, Inc.	14,300	158,925

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Vertex Corp.	42,960	$353,268
	Vision, Inc.	9,200	59,526
#*	Visional, Inc.	12,500	688,754
	Vital KSK Holdings, Inc.	29,854	312,774
	VT Holdings Co. Ltd.	43,101	132,896
	Wacoal Holdings Corp.	9,000	248,177
	Wacom Co. Ltd.	6,800	32,800
#	Wakachiku Construction Co. Ltd.	10,000	224,766
	Wakita & Co. Ltd.	32,400	389,280
	Warabeya Nichiyo Holdings Co. Ltd.	18,400	320,843
#	Waseda Academy Co. Ltd.	6,100	95,156
#	Watahan & Co. Ltd.	8,300	68,299
	WATAMI Co. Ltd.	14,300	84,589
#	Wealth Management, Inc.	1,900	12,493
	Weathernews, Inc.	8,400	106,345
	Wellneo Sugar Co. Ltd.	13,300	230,504
	Wellnet Corp.	5,400	21,777
#	West Holdings Corp.	8,881	139,512
#	Will Group, Inc.	9,800	66,573
#*	WingArc1st, Inc.	13,567	272,293
	Workman Co. Ltd.	3,234	118,616
	World Co. Ltd.	78,400	788,523
	World Holdings Co. Ltd.	12,100	200,684
	Xebio Holdings Co. Ltd.	13,101	90,167
#	YAC Holdings Co. Ltd.	9,600	67,648
	Yagi & Co. Ltd.	2,400	27,279
	Yahagi Construction Co. Ltd.	24,500	291,389
#	Yakult Honsha Co. Ltd.	6,500	115,035
	YAMABIKO Corp.	37,551	904,094
	YAMADA Consulting Group Co. Ltd.	2,300	24,411
	Yamada Holdings Co. Ltd.	86,000	384,134
#	Yamae Group Holdings Co. Ltd.	21,700	381,278
	Yamagata Bank Ltd.	8,899	206,124
	Yamaguchi Financial Group, Inc.	62,801	1,161,268
	Yamaha Motor Co. Ltd.	217,800	1,821,871
	Yamaichi Electronics Co. Ltd.	19,900	1,033,088
#	Yamami Co.	1,400	43,624
		Shares	Value»
JAPAN — (Continued)
	Yamanashi Chuo Bank Ltd.	10,900	$433,896
#	Yamatane Corp.	18,300	241,569
	Yamato Corp.	13,500	168,287
#	Yamato Holdings Co. Ltd.	34,900	452,903
	Yamato Kogyo Co. Ltd.	7,500	631,381
	Yamau Holdings Co. Ltd.	2,900	41,959
	Yamaya Corp.	3,200	41,807
	Yamazaki Baking Co. Ltd.	54,800	1,158,077
	Yamazen Corp.	45,300	501,848
#	Yashima Denki Co. Ltd.	12,500	234,554
#	Yaskawa Electric Corp.	3,200	95,289
	Yasuda Logistics Corp.	10,100	160,204
	Yellow Hat Ltd.	61,400	695,243
	Yodoko Ltd.	85,000	736,132
	Yokogawa Bridge Holdings Corp.	30,700	568,002
	Yokogawa Electric Corp.	33,500	1,194,767
	Yokohama Financial Group, Inc.	231,738	2,637,827
	Yokohama Rubber Co. Ltd.	86,099	4,089,776
	Yokorei Co. Ltd.	46,023	612,454
	Yokowo Co. Ltd.	4,100	100,950
	Yondenko Corp.	28,200	353,310
#	Yondoshi Holdings, Inc.	7,000	90,878
#	Yonex Co. Ltd.	12,100	196,887
#	Yoshinoya Holdings Co. Ltd.	24,300	586,794
	Yotai Refractories Co. Ltd.	1,000	10,984
	Yuasa Co. Ltd.	17,400	631,147
	Yurtec Corp.	29,700	442,348
	Yushin Co.	2,500	10,428
	Yushiro, Inc.	5,900	105,551
	Zacros Corp.	57,500	483,343
	Zaoh Co. Ltd.	2,800	43,703
	Zenitaka Corp.	300	15,680
	Zenkoku Hosho Co. Ltd.	7,400	145,344
	Zenrin Co. Ltd.	2,900	16,479
	Zensho Holdings Co. Ltd.	22,650	1,414,300
	Zeon Corp.	66,200	928,357
	ZERIA Pharmaceutical Co. Ltd.	21,300	279,060
#	Zero Co. Ltd.	900	20,006
#	ZIGExN Co. Ltd.	26,200	69,017
	Zojirushi Corp.	4,200	37,922

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ZOZO, Inc.	42,300	$305,013
TOTAL JAPAN			1,027,826,018
NETHERLANDS — (3.5%)
#	Aalberts NV	88,378	4,377,021
	ABN AMRO Bank NV	116,605	5,274,920
#	Acomo NV	16,736	459,209
	Aegon Ltd. (AEG US)	1,405	13,261
	Aegon Ltd. (AGN NA)	431,223	4,098,085
#	Akzo Nobel NV	8,366	586,007
	Allfunds Group PLC	184,663	1,885,210
	AMG Critical Materials NV	31,774	1,087,670
	Aperam SA	30,700	1,621,660
#	Arcadis NV	54,043	2,543,356
#	ArcelorMittal SA (MT US)	55,154	3,868,543
	ASM International NV	4,555	4,218,607
	ASML Holding NV (ASML US)	22,405	36,497,207
#	ASR Nederland NV	123,220	10,074,078
#*Ω	Basic-Fit NV	66,238	2,650,079
	BE Semiconductor Industries NV	4,610	1,057,160
#	Brunel International NV	5,047	43,641
	Coca-Cola Europacific Partners PLC	21,542	2,386,003
	Corbion NV	48,698	1,064,244
	DSM-Firmenich AG	6,231	671,750
*	Flow Traders Ltd.	16,133	492,278
	ForFarmers NV	48,237	327,154
	Fugro NV	27,639	270,182
	HAL Trust	799	152,192
	Havas NV	35,857	767,798
	Heineken NV	6,899	624,638
	IMCD NV	17,545	1,922,158
	ING Groep NV (INGA NA)	269,172	9,459,120
	Kendrion NV	8,509	187,564
	Koninklijke Ahold Delhaize NV (AD NA)	320,272	12,668,368
	Koninklijke Ahold Delhaize NV (ADRNY US), Sponsored ADR	2,505	98,336
	Koninklijke BAM Groep NV	344,750	4,623,297
	Koninklijke Heijmans NV	34,266	3,706,847
	Koninklijke KPN NV	1,328,152	6,271,321
	Koninklijke Philips NV (PHG US)	26,368	693,481
	Koninklijke Philips NV (PHIA NA)	65,477	1,725,177
	Koninklijke Vopak NV	35,338	2,000,472
		Shares	Value»
NETHERLANDS — (Continued)
#*	Magnum Ice Cream Co. NV MICC US	67,292	$1,252,304
	Nedap NV	4,008	445,046
	NN Group NV	127,886	12,054,679
#	Prosus NV (PRX NA)	20,259	941,492
	Randstad NV	6,559	277,287
	SBM Offshore NV	119,842	4,475,607
Ω	Signify NV	25,739	439,946
#	Sligro Food Group NV	9,750	118,596
	TKH Group NV	30,012	1,479,768
	Universal Music Group NV	2,157	35,590
	Van Lanschot Kempen NV	27,463	2,063,854
	Wolters Kluwer NV	11,555	907,167
TOTAL NETHERLANDS			154,959,430
NEW ZEALAND — (0.2%)
#	Air New Zealand Ltd.	758,267	184,795
	Auckland International Airport Ltd.	59,435	304,738
	Channel Infrastructure NZ Ltd.	466,226	937,156
	Chorus Ltd. (CHRYY US), ADR	462	12,774
#	Chorus Ltd. (CNU NZ)	296,781	1,646,065
	Contact Energy Ltd.	163,967	876,835
	EBOS Group Ltd.	9,553	123,852
	Fisher & Paykel Healthcare Corp. Ltd., Class C	12,036	287,863
*	Fletcher Building Ltd. (FBU NZ)	17,032	36,522
	Fonterra Co-Operative Group Ltd.	47,681	193,801
	Freightways Group Ltd.	108,164	881,449
	Genesis Energy Ltd.	174,886	263,303
#*	Gentrack Group Ltd.	12,020	25,530
	Hallenstein Glasson Holdings Ltd.	43,112	270,472
#	Heartland Group Holdings Ltd.	591,104	431,724
	Infratil Ltd.	23,357	202,757
*	KMD Brands Ltd.	26,739	28,423
	Mainfreight Ltd.	5,267	214,762
	Mercury NZ Ltd.	9,560	37,725
	Meridian Energy Ltd.	43,629	146,300
	NZME Ltd. (NZM AU)	54,625	34,015
	NZX Ltd.	205,688	180,449
*	Oceania Healthcare Ltd.	280,993	124,852
#	Port of Tauranga Ltd.	11,458	54,613
*	Ryman Healthcare Ltd.	2,707	3,416

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Sanford Ltd.	28,829	$114,523
#	Scales Corp. Ltd.	119,759	458,098
	Skellerup Holdings Ltd.	138,511	567,084
	SKY Network Television Ltd.	250,996	480,408
	Spark New Zealand Ltd.	140,376	158,704
	Summerset Group Holdings Ltd.	134,438	659,289
#	Tourism Holdings Ltd.	61,904	104,255
	TOWER Ltd.	236,293	259,328
#	Turners Automotive Group Ltd.	38,354	183,942
#*	Vista Group International Ltd.	33,997	49,306
TOTAL NEW ZEALAND			10,539,128
NORWAY — (1.0%)
	ABG Sundal Collier Holding ASA	110,906	84,297
	AF Gruppen ASA	3,992	79,893
	Akastor ASA	78,741	108,339
*	Aker BioMarine ASA	6,059	70,459
	Aker BP ASA	84,240	3,003,527
	Aker Solutions ASA	126,553	563,387
	Archer Ltd.	74,965	196,645
	Atea ASA	7,000	127,021
	Austevoll Seafood ASA	42,169	378,729
	B2 Impact ASA	137,498	353,049
	Bluenord ASA	11,545	629,508
	Bonheur ASA	15,677	372,426
	Borregaard ASA	13,213	220,206
*	BW Energy Ltd.	24,279	133,370
Ω	BW LPG Ltd. BWLPG NO	65,805	1,508,523
	BW Offshore Ltd.	71,906	354,311
#*	Cadeler AS (CADLR NO)	6,861	39,094
*	Cloudberry Clean Energy ASA	136,617	186,232
#	DNB Bank ASA	72,761	2,342,803
	DNO ASA	441,180	784,555
	DOF Group ASA	38,280	501,921
*Ω	Elkem ASA	21,098	69,279
Ω	Elmera Group ASA	31,350	150,691
	Elopak ASA	5,465	20,986
	Equinor ASA	170,382	6,994,336
Ω	Europris ASA	48,152	433,811
*	FLEX LNG Ltd. (FLNG NO)	8,683	271,000
	Frontline PLC	17,269	688,651
#	Grieg Seafood ASA	22,486	71,732
	Hafnia Ltd.	98,686	757,045
	Hoegh Autoliners ASA	37,626	669,372
Ω	Kid ASA	15,498	213,241
		Shares	Value»
NORWAY — (Continued)
Ω	Klaveness Combination Carriers ASA	21,372	$226,665
*	Kongsberg Automotive ASA	580,364	132,858
#	Kongsberg Gruppen ASA	12,485	389,077
*	Kongsberg Maritime AS	12,485	70,464
#*	LINK Mobility Group Holding ASA	177,824	481,392
	Medistim ASA	2,445	58,582
	Moreld AS	10,577	22,160
	Mowi ASA	9,964	213,390
	MPC Container Ships ASA	459,649	1,181,481
Ω	Multiconsult ASA	4,663	74,495
	Norbit ASA	7,486	138,909
	Norsk Hydro ASA	68,832	634,908
	Norwegian Air Shuttle ASA	23,557	32,508
*	NRC Group ASA	17,504	14,354
*	Nykode Therapeutics ASA	38,010	13,581
	Odfjell Drilling Ltd.	130,474	1,256,704
	Odfjell SE, Class A	16,596	200,315
	Odfjell Technology Ltd.	18,940	116,334
Ω	Okeanis Eco Tankers Corp. OET NO	8,821	536,052
*	Otello Corp. ASA	30,522	58,165
	Panoro Energy ASA	85,563	253,540
	Pareto Bank ASA	29,323	189,943
	Petronor E&P ASA	34,774	38,238
	Pexip Holding ASA	11,294	96,158
	Protector Forsikring ASA	3,303	171,870
	Salmar ASA	2,144	116,903
	SATS ASA	94,948	419,413
*Ω	Scatec ASA	49,993	483,434
	Sea1 offshore, Inc.	94,163	267,526
#	SED Energy Holdings PLC	39,026	32,730
	Selvaag Bolig ASA	13,851	48,892
	Solstad Maritime ASA	80,173	238,348
	Solstad Offshore ASA	45,618	327,877
	SpareBank 1 Helgeland	1,689	27,956
	Sparebank 1 Oestlandet	19,094	392,430
	SpareBank 1 Sor-Norge ASA	58,908	1,319,661
	Sparebanken More	18,411	216,451
	Sparebanken Norge	9,734	202,352
	Stolt-Nielsen Ltd.	26,310	883,416
	Storebrand ASA	145,754	3,102,422
	Subsea 7 SA	41,782	1,411,764
	Telenor ASA	27,833	393,458

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	TGS ASA	58,263	$789,557
	TOMRA Systems ASA	15,468	171,921
	Var Energi ASA	69,151	347,415
	Veidekke ASA	40,659	808,951
	Wallenius Wilhelmsen ASA	55,034	858,989
	Wilh Wilhelmsen Holding ASA, Class A	10,620	863,315
	Yara International ASA	13,973	659,132
TOTAL NORWAY			43,364,895
PORTUGAL — (0.4%)
#	Altri SGPS SA	72,816	397,915
	Banco Comercial Portugues SA, Class R	7,922,217	9,761,002
	CTT-Correios de Portugal SA	77,262	549,504
	EDP Renewables SA	36,038	559,199
#	Galp Energia SGPS SA	169,190	3,842,407
#	Ibersol SGPS SA	18,452	203,707
#	Mota-Engil SGPS SA	62,031	331,520
#	Navigator Co. SA	221,246	831,657
	NOS SGPS SA	258,127	1,436,696
	Semapa-Sociedade de Investimento e Gestao	13,836	321,178
	Sonae SGPS SA	678,187	1,593,038
TOTAL PORTUGAL			19,827,823
SINGAPORE — (1.3%)
	AEM Holdings Ltd.	159,800	1,027,985
	ASL Marine Holdings Ltd.	90,800	22,664
	Aztech Global Ltd.	115,300	60,145
	Banyan Tree Holdings Ltd.	154,900	66,425
	Boustead Singapore Ltd.	232,252	358,592
	BRC Asia Ltd.	35,100	116,532
	Bukit Sembawang Estates Ltd.	81,800	314,140
	Bund Center Investment Ltd.	22,000	7,416
	CapitaLand Investment Ltd.	88,101	182,576
#	China Aviation Oil Singapore Corp. Ltd.	191,200	259,219
	China Sunsine Chemical Holdings Ltd.	307,700	161,891
		Shares	Value»
SINGAPORE — (Continued)
	City Developments Ltd.	72,500	$443,405
	COSCO Shipping International Singapore Co. Ltd.	859,000	79,626
#	CSE Global Ltd.	698,069	652,327
	DBS Group Holdings Ltd.	101,027	5,828,924
	Delfi Ltd.	369,700	252,353
	DFI Retail Group Holdings Ltd.	81,700	323,021
*††	Ezion Holdings Ltd.	70,344	0
#*††	Ezra Holdings Ltd.	730,927	0
	Far East Orchard Ltd.	107,220	88,499
	First Resources Ltd.	537,400	1,419,987
	Food Empire Holdings Ltd.	207,000	392,344
	Fraser & Neave Ltd.	10,400	11,764
	Frasers Property Ltd.	115,500	93,616
	Frencken Group Ltd.	416,100	801,679
	Genting Singapore Ltd.	154,700	76,569
#	Geo Energy Resources Ltd.	537,300	207,263
	Golden Agri-Resources Ltd.	3,824,200	849,626
	GuocoLand Ltd.	157,833	280,496
	Haw Par Corp. Ltd.	62,800	787,927
	Ho Bee Land Ltd.	141,800	226,411
	Hong Fok Corp. Ltd.	293,080	200,916
	Hong Leong Asia Ltd.	224,400	502,021
	Hong Leong Finance Ltd.	177,700	346,202
	Hongkong Land Holdings Ltd.	138,100	1,119,817
	Hotel Grand Central Ltd.	24,500	13,644
	Hour Glass Ltd.	225,000	483,376
	Hutchison Port Holdings Trust	3,773,900	728,823
*††	Hyflux Ltd.	455,600	0
#	iFAST Corp. Ltd.	62,200	440,760
	ISDN Holdings Ltd.	159,169	80,102
	Jardine Cycle & Carriage Ltd.	46,444	1,064,351
	Keppel Ltd.	38,300	342,056
	LHN Ltd.	55,600	24,058
#	Marco Polo Marine Ltd.	2,024,500	209,813
	Mermaid Maritime PCL	531,400	42,742
#*††	Midas Holdings Ltd.	1,120,000	0
	Nanofilm Technologies International Ltd.	11,500	9,517
	Netlink NBN Trust	125,100	98,437
*	Oceanus Group Ltd.	2,050,000	4,770
	Olam Group Ltd.	254,035	277,255

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	OUE Ltd.	114,700	$89,508
	Oversea-Chinese Banking Corp. Ltd.	188,346	4,277,944
	Pan-United Corp. Ltd.	84,950	106,555
#	Propnex Ltd.	72,000	103,818
	QAF Ltd.	150,253	114,761
	Raffles Medical Group Ltd.	237,198	162,821
	Riverstone Holdings Ltd.	229,300	150,220
	Samudera Shipping Line Ltd.	317,300	232,625
	SATS Ltd.	211,692	780,489
	Seatrium Ltd.	743,922	1,246,287
#	Sembcorp Industries Ltd.	330,100	1,419,788
	Sheng Siong Group Ltd.	408,200	1,062,379
	Singapore Airlines Ltd.	1,078,950	6,472,406
	Singapore Exchange Ltd.	175,700	3,349,578
	Singapore Land Group Ltd.	104,584	269,175
	Singapore Post Ltd.	392,900	104,151
	Singapore Technologies Engineering Ltd.	220,100	1,729,499
	Singapore Telecommunications Ltd.	23,200	80,270
	Stamford Land Corp. Ltd.	471,811	176,665
#	StarHub Ltd.	115,200	98,732
	Straits Trading Co. Ltd.	97,340	121,263
#*††	Swiber Holdings Ltd.	189,500	0
	Tai Sin Electric Ltd.	54,300	22,206
	Tiong Woon Corp. Holding Ltd.	71,100	57,646
	Tuan Sing Holdings Ltd.	137,557	32,699
	UMS Integration Ltd.	382,283	678,794
	United Overseas Bank Ltd.	142,582	4,821,991
	UOB-Kay Hian Holdings Ltd.	323,004	1,033,733
	UOL Group Ltd.	94,587	729,864
	Valuetronics Holdings Ltd.	250,600	209,138
	Venture Corp. Ltd.	66,200	824,838
	Vicom Ltd.	17,200	24,295
	Wee Hur Holdings Ltd.	169,300	89,745
	Wilmar International Ltd.	93,600	286,238
		Shares	Value»
SINGAPORE — (Continued)
	Wing Tai Holdings Ltd.	281,768	$344,471
	Yangzijiang Shipbuilding Holdings Ltd.	1,009,700	3,082,123
TOTAL SINGAPORE			55,768,797
SPAIN — (3.3%)
#	Acciona SA	9,885	2,718,820
	Acerinox SA	117,835	2,372,662
	ACS Actividades de Construccion y Servicios SA	56,379	7,186,679
Ω	Aena SME SA	145,600	4,488,534
	Alantra Partners SA	5,810	68,371
	Almirall SA	27,149	348,470
	Amadeus IT Group SA	45,109	2,783,991
#*	Amper SA	10,295	56,310
#	Atresmedia Corp. de Medios de Comunicacion SA	51,849	310,967
#	Audax Renovables SA	28,289	39,202
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	638,886	17,909,178
	Banco de Sabadell SA	4,364,413	16,755,951
	Banco Santander SA (SAN SM)	589,465	8,383,529
	Bankinter SA	579,148	10,653,379
	CaixaBank SA	621,280	9,024,920
Ω	Cellnex Telecom SA	4,358	135,377
	CIE Automotive SA	32,774	1,000,893
	Construcciones y Auxiliar de Ferrocarriles SA	15,777	1,247,672
	Corp. ACCIONA Energias Renovables SA	37,181	930,838
*	Distribuidora Internacional de Alimentacion SA	7,724	353,792
	Ebro Foods SA	32,178	679,555
#*	eDreams ODIGEO SA	21,506	135,496
	Elecnor SA	21,392	845,944
#*	Ence Energia y Celulosa SA	74,969	222,615
	Endesa SA	103,428	5,036,419
	Faes Farma SA	178,154	935,536
	Ferrovial NV	6,570	430,375
	Fluidra SA	5,471	121,655
Ω	Gestamp Automocion SA	76,081	256,804

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
Ω	Global Dominion Access SA	65,698	$214,489
	Grifols SA	28,653	329,302
	Grupo Empresarial San Jose SA	8,089	77,684
	Iberdrola SA IBE SM	40,045	951,212
	Iberpapel Gestion SA (IBG SM)	7,699	164,799
	Indra Sistemas SA	80,889	5,318,147
	Industria de Diseno Textil SA	104,163	6,798,053
#	Laboratorio Reig Jofre SA	5,968	18,319
	Laboratorios Farmaceuticos Rovi SA	8,299	560,313
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	19,991	29,525
	Logista Integral SA	33,132	1,413,464
	Mapfre SA	384,648	1,966,862
	Melia Hotels International SA	102,385	1,221,524
	Miquel y Costas & Miquel SA	12,334	192,009
	Naturgy Energy Group SA	8,341	278,255
Ω	Neinor Homes SA	23,065	422,400
*	Obrascon Huarte Lain SA	143,384	71,553
Ω	Prosegur Cash SA	141,122	108,817
	Prosegur Cia de Seguridad SA	16,254	56,605
	Repsol SA (REP SM)	392,409	11,976,725
	Sacyr SA	401,581	2,183,035
*	Solaria Energia y Medio Ambiente SA	48,280	934,279
*	Tecnicas Reunidas SA	40,468	1,317,591
	Telefonica SA (TEF SM)	1,298,032	5,359,172
#	Tubacex SA	105,064	368,706
Ω	Unicaja Banco SA	915,509	3,520,361
#	Vidrala SA	12,410	1,255,140
	Viscofan SA	23,773	1,575,204
TOTAL SPAIN			144,117,479
SWEDEN — (2.6%)
	AAK AB	6,365	137,346
Ω	AcadeMedia AB	148,168	1,554,990
#	AddLife AB, Class B	4,638	78,838
	Addnode Group AB	35,044	141,178
	AddTech AB, Class B	24,659	897,245
	AFRY AB	51,881	560,820
	Alfa Laval AB	13,370	791,211
		Shares	Value»
SWEDEN — (Continued)
Ω	Alimak Group AB	5,105	$68,551
	Alleima AB	102,120	1,213,658
	Alligo AB, Class B	23,010	334,315
Ω	Ambea AB	149,513	2,266,307
	AQ Group AB	36,184	779,629
	Assa Abloy AB, Class B	17,058	632,950
	Atlas Copco AB (ATCOA SS), Class A	60,953	1,287,926
	Atlas Copco AB (ATCOB SS), Class B	39,847	736,275
Ω	Attendo AB	233,959	2,690,954
	Avanza Bank Holding AB	19,515	800,818
	Avarda Bank AB	17,481	345,670
	Axfood AB	25,059	639,540
	Beijer Alma AB	23,618	739,282
	Beijer Ref AB, Class B	1,784	25,176
	Bergman & Beving AB	26,014	749,331
	Betsson AB, Class B	111,000	1,072,850
#*	Better Collective AS	11,415	145,217
*	BHG Group AB	121,452	246,519
#	Bilia AB, Class A	73,360	1,188,436
	Billerud AB	50,648	403,855
	Bjorn Borg AB	12,770	86,965
	Boliden AB	34,676	1,744,812
*	Bonava AB, Class B	285,309	301,339
*Ω	Boozt AB	23,628	414,766
Ω	Bravida Holding AB	63,022	868,367
	Bufab AB	31,115	439,567
#	Bure Equity AB	35,321	966,770
	Byggmax Group AB	73,876	400,937
*	Carasent AB	5,373	13,904
	Cellavision AB	1,475	22,732
	Clas Ohlson AB, Class B	53,721	2,366,859
	Cloetta AB, Class B	172,079	1,033,327
Ω	Coor Service Management Holding AB	34,058	169,327
*Ω	Dometic Group AB	99,106	247,569
	Duni AB	4,058	33,644
#	Dynavox Group AB	36,809	277,656
	Eastnine AB	50,738	249,706
*	Electrolux AB, Class B	358,350	1,049,187
	Electrolux Professional AB, Class B	24,801	123,639
	Elekta AB, Class B	17,723	90,164
#*	Embracer Group AB	17,854	126,590
*	Enad Global 7 AB	25,501	54,594
	Engcon AB	5,725	39,563
	Ependion AB	18,185	297,328

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Epiroc AB (EPIA SS), Class A	18,178	$466,023
	Epiroc AB (EPIB SS), Class B	10,758	235,875
	Essity AB (ESSITYA SS), Class A	1,404	40,994
	Essity AB (ESSITYB SS), Class B	28,385	824,604
*	Fastighetsbolaget Emilshus AB, Class B	817	4,467
	Getinge AB, Class B	20,594	513,313
	Granges AB	85,123	1,603,122
	H & M Hennes & Mauritz AB, Class B	81,909	1,500,060
	Hanza AB	20,067	283,178
	Hexpol AB	30,256	281,622
	HMS Networks AB	5,349	277,047
Ω	Hoist Finance AB	38,223	866,796
#	Holmen AB (HOLMB SS), Class B	9,585	325,057
	Humana AB	63,418	420,351
*	Humble Group AB	16,774	10,027
	Husqvarna AB (HUSQA SS), Class A	5,896	23,933
	Husqvarna AB (HUSQB SS), Class B	45,959	187,871
	Indutrade AB	10,461	262,645
	Instalco AB	133,055	523,056
*	International Petroleum Corp. (IPCO CN)	4,171	94,020
*	International Petroleum Corp. (IPCO SS)	99,030	2,260,883
#	INVISIO AB	1,764	38,542
	Inwido AB	64,392	1,161,269
#	JM AB	87,159	1,127,833
	Kabe Group AB, Class B	1,337	26,390
*	Karnov Group AB	18,607	137,165
	KNOW IT AB	14,517	140,676
	Lagercrantz Group AB, Class B	52,614	1,237,200
	Lifco AB, Class B	7,820	266,334
	Lindab International AB	30,973	403,669
	Loomis AB	49,045	2,706,523
*	Medcap AB	4,609	266,049
	Medicover AB, Class B	8,019	190,039
	MEKO AB	20,610	166,387
	Micro Systemation AB, Class B	1,699	16,057
		Shares	Value»
SWEDEN — (Continued)
	Midsona AB, Class B	14,941	$18,545
*	Modern Times Group MTG AB, Class B	48,652	668,373
	Momentum Group AB	21,198	316,631
Ω	Munters Group AB	39,397	701,278
	Mycronic AB	29,374	970,576
	NCC AB, Class B	86,929	1,551,717
	Nederman Holding AB	1,725	23,270
	New Wave Group AB, Class B	60,213	597,405
	Nibe Industrier AB, Class B	9,620	38,562
	Nolato AB, Class B	72,214	369,957
	Nordnet AB publ	31,491	1,206,394
*	Norion Bank AB	34,174	210,067
*	Note AB	2,101	31,763
	OEM International AB, Class B	10,320	190,463
*	Orron Energy AB	7,830	5,950
	Pandox AB	13,643	253,700
	Peab AB, Class B	140,435	1,391,074
	Proact IT Group AB	22,638	293,224
	Ratos AB, Class B	236,361	893,455
	RaySearch Laboratories AB	24,827	467,241
	Rejlers AB	9,352	154,943
	Rvrc Holding AB	40,154	256,638
	Saab AB, Class B	1,715	107,767
*	Salix Group AB	2,359	15,038
	Sandvik AB	58,321	2,180,898
#	Scandi Standard AB	50,561	759,208
Ω	Scandic Hotels Group AB	139,436	1,240,712
*	Sdiptech AB, Class B	18,572	472,107
	Sectra AB, Class B	24,127	677,209
	Securitas AB, Class B	86,558	1,390,499
*	Sedana Medical AB	52,115	53,667
*Ω	Sinch AB	386,738	1,635,615
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	163,787	3,837,939
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	2,134	50,846
	Skanska AB, Class B	32,847	921,695
	SKF AB (SKFA SS), Class A	6,538	177,533
	SKF AB (SKFB SS), Class B	75,257	2,036,999
	SkiStar AB	28,609	501,275
*	Smartcraft Group AB	2,025	3,308
	Softronic AB, Class B	12,877	30,247
	Solid Forsakring AB	14,851	166,210
	SSAB AB (SSABA SS), Class A	91,373	961,962

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	SSAB AB (SSABAH FH), Class A	19,797	$209,210
	SSAB AB (SSABB SS), Class B	189,962	2,000,840
	SSAB AB (SSABBH FH), Class B	112,074	1,184,969
	Storskogen Group AB, Class B	556,612	624,035
	Svedbergs Group AB	4,526	27,467
	Svenska Cellulosa AB SCA (SCAA SS), Class A	4,829	54,734
	Svenska Cellulosa AB SCA (SCAB SS), Class B	77,203	877,732
	Svenska Handelsbanken AB (SHBA SS), Class A	49,338	754,405
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,033	25,221
	Sweco AB, Class B	28,288	399,371
	Swedbank AB, Class A	70,453	2,818,117
*	Swedish Orphan Biovitrum AB	2,644	131,027
	Synsam AB	70,331	418,703
	Systemair AB	52,762	463,210
	Tele2 AB, Class B	246,030	4,262,247
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	6,776	67,005
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	647,254	6,366,834
#	Telia Co. AB	775,558	3,594,094
#Ω	Thule Group AB	4,392	101,105
	Trelleborg AB, Class B	5,210	231,605
#	Troax Group AB	10,154	149,874
	VBG Group AB, Class B	15,984	548,009
*	Vestum AB	10,718	18,045
	Vitrolife AB	5,298	47,899
	Volati AB	2,359	6,084
	Volvo AB (VOLVA SS), Class A	39,312	1,507,013
	Volvo AB (VOLVB SS), Class B	276,710	10,584,636
#*	Volvo Car AB, Class B	67,085	142,278
		Shares	Value»
SWEDEN — (Continued)
	XANO Industri AB, Class B	499	$2,598
TOTAL SWEDEN			116,287,603
SWITZERLAND — (7.3%)
	ABB Ltd.	58,185	5,740,468
	Accelleron Industries AG (ACLN SW)	43,933	3,977,571
	Alcon AG ALC SW	33,230	2,282,210
#	Alcon AG ALC US	50,939	3,511,735
	Allreal Holding AG	11,150	2,916,720
#	ALSO Holding AG	5,361	1,282,651
	Amrize Ltd.	114,220	5,598,737
*	ams-OSRAM AG	6	119
	APG SGA SA	749	184,950
#*	Arbonia AG	4,518	21,521
*	Aryzta AG	20,870	1,371,086
	Ascom Holding AG	17,907	113,178
	Autoneum Holding AG	4,343	702,764
	Avolta AG	104,846	6,294,354
	Banque Cantonale de Geneve	18,920	760,362
#	Banque Cantonale Vaudoise	12,534	1,966,234
#	Barry Callebaut AG	116	161,614
*	Basilea Pharmaceutica Ag Allschwil	4,005	257,324
	Belimo Holding AG	555	578,750
	Bell Food Group AG	1,023	229,907
	Berner Kantonalbank AG	5,413	2,575,783
	Bossard Holding AG, Class A	6,265	1,755,297
	Bucher Industries AG	7,246	2,846,894
	Burckhardt Compression Holding AG	2,869	1,719,738
	Burkhalter Holding AG	4,194	710,183
*	Carlo Gavazzi Holding AG	2	387
	Cembra Money Bank AG	28,673	3,187,843
	Chocoladefabriken Lindt & Spruengli AG LISN SW	6	706,504
#*	Cicor Technologies Ltd.	2,328	338,728
	Cie Financiere Richemont SA, Class A	23,249	5,494,709
	Cie Financiere Tradition SA, Class BR	1,519	556,241
	Clariant AG	46,231	525,341

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Coltene Holding AG	2,682	$162,697
	Cosmo NV	5,288	393,321
	CPH Group AG	566	40,720
	Daetwyler Holding AG, Class BR	3,481	592,337
	DKSH Holding AG	25,623	2,127,111
	dormakaba Holding AG	21,670	1,561,441
	EFG International AG	90,269	1,795,999
	Emmi AG	1,461	1,569,346
#	EMS-Chemie Holding AG	172	174,174
	Flughafen Zurich AG	15,555	4,572,425
	Forbo Holding AG	252	285,578
Ω	Galenica AG	42,842	4,551,175
#	Geberit AG	8,236	5,426,704
#	Georg Fischer AG	58,377	3,743,164
#	Glarner Kantonalbank	2,221	69,191
	Helvetia Baloise Holding AG	52,648	14,118,580
	Holcim AG (HOLN SW)	114,677	10,415,438
	Huber & Suhner AG	16,328	3,848,771
	Hypothekarbank Lenzburg AG	6	31,033
	Implenia AG	14,151	1,122,805
	Inficon Holding AG	4,890	986,541
	Interroll Holding AG	430	721,028
	Investis Holding SA	2,127	400,374
	Julius Baer Group Ltd.	66,248	5,824,562
	Jungfraubahn Holding AG	3,969	1,281,669
	Kardex Holding AG	4,164	1,225,409
*	Komax Holding AG	595	38,452
	Kuehne & Nagel International AG	4,892	1,245,805
	Landis & Gyr Group AG	19,408	1,099,429
	Lastminute.com NV	2,178	35,182
	Liechtensteinische Landesbank AG	13,091	1,827,790
	Logitech International SA (LOGN SW)	4,072	415,875
	Lonza Group AG	1,341	934,647
	Luzerner Kantonalbank AG	13,887	1,915,376
Ω	Medacta Group SA	2,376	389,483
Ω	Medmix AG	9,596	105,166
#	Meier Tobler Group AG	4,847	202,710
#*	Metall Zug AG, Class B	83	81,161
	Mikron Holding AG	6,796	143,159
	Mobimo Holding AG	8,741	3,781,278
*Ω	Montana Aerospace AG	3,676	110,263
		Shares	Value»
SWITZERLAND — (Continued)
	Naturenergie Holding AG	2,042	$78,775
	Nestle SA	162,887	16,280,715
	Novartis AG (NOVN SW)	23,271	3,639,393
	Novartis AG (NVS US), Sponsored ADR	178,679	27,900,077
	Partners Group Holding AG	2,076	1,730,405
	Phoenix Mecano AG	626	327,162
*Ω	PolyPeptide Group AG	6,394	347,487
#*	Rieter Holding AG	9,805	36,959
	Roche Holding AG	72,892	31,859,696
	Roche Holding AG (RO SW), Class BR	4,253	1,885,336
	Sandoz Group AG (SDZ SW)	65,204	5,315,305
	Sandoz Group AG (SDZNY US), ADR	20,034	1,632,338
	Schindler Holding AG SCHN SW	1,913	585,137
	Schweizerische Nationalbank	1	3,787
*Ω	Sensirion Holding AG	156	14,162
	SFS Group AG	15,315	2,507,209
	SGS SA	28,808	3,413,643
	Siegfried Holding AG	29,533	2,771,005
	Sika AG	1,591	357,960
#	Softwareone Holding AG SWON SW	4,115	44,802
	Sonova Holding AG	231	62,937
	St. Galler Kantonalbank AG	2,464	1,982,426
#	Stadler Rail AG	4,821	146,395
	Sulzer AG	19,275	3,500,558
	Sunrise Communications AG, Class A	12,792	675,619
	Swatch Group AG (UHR SW), Class BR	4,663	1,042,537
	Swatch Group AG (UHRN SW)	13,245	593,489
	Swiss Life Holding AG	7,783	9,183,924
	Swiss Prime Site AG	49,392	8,055,839
	Swiss Re AG	60,123	10,005,370
	Swisscom AG	14,133	10,860,442
	Swissquote Group Holding SA	109,160	5,687,171
	Tecan Group AG	373	86,200
	Temenos AG	5,375	447,117
	Thurgauer Kantonalbank	163	33,087

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	TX Group AG	2,149	$367,690
	UBS Group AG (UBSG SW)	194,963	10,305,282
	Valiant Holding AG	13,439	2,627,036
Ω	VAT Group AG	852	637,703
	Vaudoise Assurances Holding SA	652	647,971
	Vetropack Holding AG	1,595	37,614
	Vontobel Holding AG	27,971	2,993,242
	VP Bank AG, Class A	1,813	214,682
	VZ Holding AG	5,852	1,122,755
	V-ZUG Holding AG	879	46,476
	Walliser Kantonalbank	1,868	374,841
	Zehnder Group AG	8,624	723,710
	Zug Estates Holding AG, Class B	260	713,454
	Zuger Kantonalbank, Class BR	98	1,267,143
	Zurich Insurance Group AG	8,447	6,434,317
TOTAL SWITZERLAND			319,345,652
UNITED KINGDOM — (9.9%)
	3i Group PLC	2,709	104,291
	4imprint Group PLC	12,767	711,297
	Aberdeen Group PLC	757,995	2,467,329
	Admiral Group PLC	36,363	1,843,330
	Advanced Medical Solutions Group PLC	73,304	278,356
	AEP Plantations PLC	167,320	405,149
*	Afentra PLC	72,541	60,541
	AG Barr PLC	35,597	312,923
Ω	Airtel Africa PLC	454,430	2,051,250
	AJ Bell PLC	208,743	1,650,677
Ω	Alfa Financial Software Holdings PLC	34,046	75,455
*	AltynGold PLC	2,944	32,785
	Anglo American PLC	44,122	2,233,522
	Antofagasta PLC	20,470	1,020,241
*	AO World PLC	99,616	131,501
	Ashmore Group PLC	10,809	30,073
	Ashtead Technology Holdings PLC	7,827	43,242
	Associated British Foods PLC	37,964	1,066,580
	AstraZeneca PLC	46,272	7,849,582
	Atalaya Mining Copper SA	94,163	1,135,674
*	Auction Technology Group PLC	24,077	146,944
Ω	Autotrader Group PLC	61,486	434,164
	Aviva PLC	204,514	1,914,088
		Shares	Value»
UNITED KINGDOM — (Continued)
	Babcock International Group PLC	295,445	$4,485,012
	BAE Systems PLC	91,186	2,581,415
	Balfour Beatty PLC	168,944	1,969,504
	Barclays PLC (BARC LN)	674,450	4,635,858
	Barclays PLC (BCS US), Sponsored ADR	59,610	1,639,275
	Barratt Redrow PLC	227,161	902,787
	Bellway PLC	51,225	1,380,188
*	Berkeley Group Holdings PLC	13,425	634,106
	Bloomsbury Publishing PLC	54,797	448,892
	Bodycote PLC	147,671	1,441,373
*	Borders & Southern Petroleum PLC	16,010	2,418
	BP PLC (BP LN)	1,487,940	11,179,141
	BP PLC (BP US), Sponsored ADR	194,629	8,801,123
	Breedon Group PLC	38,245	171,240
	British American Tobacco PLC (BATS LN)	144,281	8,752,220
	British American Tobacco PLC (BTI US), Sponsored ADR	1,755	106,441
	BT Group PLC	3,828,974	10,367,480
	BTG Consulting PLC	14,354	20,521
	Bunzl PLC	15,944	601,681
*	Burberry Group PLC	150,677	2,428,674
#	Burford Capital Ltd.	15,427	62,747
	Bytes Technology Group PLC (BYIT LN)	51,300	279,021
*	Canal & SA	175,504	622,264
*	Capita PLC	12,464	43,291
	Capital Ltd.	117,538	155,338
*	Capricorn Energy PLC	48,514	239,488
	Card Factory PLC	444,201	451,224
	Central Asia Metals PLC	175,237	347,791
	Centrica PLC	2,083,514	4,347,870
	Chemring Group PLC	44,535	354,991
	Chesnara PLC	145,725	678,504
	Clarkson PLC	9,728	621,144
*	Close Brothers Group PLC	80,344	461,173
Ω	CMC Markets PLC	101,905	920,319
	Coats Group PLC	1,063,237	1,152,219
	Coca-Cola HBC AG, Class DI	37,278	2,513,648
	Compass Group PLC	20,186	641,024
	Computacenter PLC	25,723	1,593,338
	Conduit Holdings Ltd.	19,301	112,994

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Convatec Group PLC	41,872	$126,523
	Costain Group PLC	162,915	464,644
	Cranswick PLC	8,131	585,413
	Croda International PLC	3,011	130,332
	Currys PLC	907,534	2,054,629
	CVS Group PLC	24,548	414,813
	DCC Energy PLC	21,453	1,834,355
	DFS Furniture PLC	208,115	394,816
#	Diageo PLC (DEO US), Sponsored ADR	46,596	4,103,244
*	Dialight PLC	5,633	36,270
	Diploma PLC	2,859	283,135
	DiscoverIE Group PLC	49,130	519,629
	Dr. Martens PLC	183,965	192,389
	Drax Group PLC	378,778	3,769,514
	Dunelm Group PLC	37,402	437,462
	easyJet PLC	83,048	707,031
	Ecora Royalties PLC	123,691	232,294
	Elementis PLC	273,192	658,536
	Endeavour Mining PLC EDV CN	105,590	4,996,867
	Endeavour Mining PLC EDV LN	9,604	458,163
#	Energean PLC	40,038	411,869
	EnQuest PLC	1,809,462	578,292
	Essentra PLC	118,822	167,038
	Eurocell PLC	22,372	35,554
	Everplay Group PLC	10,963	34,707
	Experian PLC	7,156	269,994
	Firstgroup PLC	974,469	2,435,974
	Foresight Group Holdings Ltd.	22,487	140,525
Ω	Forterra PLC	49,861	94,206
	Foxtons Group PLC	79,982	42,239
*	Frasers Group PLC	73,093	797,840
	Fresnillo PLC	55,053	1,854,511
*	Frontier Developments PLC	8,719	51,173
	Fuller Smith & Turner PLC, Class A	28,410	272,806
	FW Thorpe PLC	6,381	21,779
	Galliford Try Holdings PLC	106,890	849,507
	Games Workshop Group PLC	14,940	3,851,262
*	Gaming Realms PLC	141,719	59,142
	Gamma Communications PLC	23,349	294,632
	GB Group PLC	45,346	134,999
	Genuit Group PLC	64,501	237,230
*	Georgia Capital PLC	35,331	1,889,141
	Glencore PLC	764,042	5,627,439
	Gooch & Housego PLC	12,228	201,222
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Goodwin PLC	725	$170,150
	Grafton Group PLC, CDI	157,683	2,063,262
	Grainger PLC	521,679	1,231,040
	Greencore Group PLC	154,207	20,198
	Greencore Group PLC GNC LN	408,487	1,433,277
	Greggs PLC	68,837	1,742,363
*	Griffin Mining Ltd.	37,665	150,504
	GSK PLC (GSK LN)	71,765	1,866,079
	GSK PLC (GSK US), Sponsored ADR	201,719	10,426,855
	Gulf Keystone Petroleum Ltd.	246,484	564,732
*	Gulf Marine Services PLC	466,490	115,892
*Ω	Gym Group PLC	189,039	518,076
	Haleon PLC (HLN LN)	16,968	83,068
	Halfords Group PLC	392,554	1,292,742
	Hargreaves Services PLC	18,951	203,668
	Harworth Group PLC	48,973	86,114
	Helical PLC	89,531	239,763
*	Helios Towers PLC	166,640	440,913
	Henry Boot PLC	61,794	126,036
	Hikma Pharmaceuticals PLC	21,814	465,682
	Hill & Smith PLC	29,727	1,147,629
	Hilton Food Group PLC	13,048	104,983
	Hiscox Ltd.	146,977	3,588,288
	Hochschild Mining PLC	452,943	2,659,408
	Hollywood Bowl Group PLC	149,621	577,180
Ω	Hostelworld Group PLC	46,206	64,675
	Howden Joinery Group PLC	263,686	2,809,730
	HSBC Holdings PLC (HSBA LN)	259,243	5,520,660
	HSBC Holdings PLC (HSBC US), Sponsored ADR	5,787	615,853
	Hunting PLC	130,129	776,888
Ω	Ibstock PLC	540,224	678,970
	IG Group Holdings PLC	227,840	4,489,731
	IMI PLC	102,880	4,088,305
	Imperial Brands PLC	238,012	9,032,761
	Inchcape PLC	294,056	3,328,009
	Informa PLC	71,621	857,993
	IntegraFin Holdings PLC	11,022	54,840

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	International Personal Finance PLC	224,665	$756,753
	International Workplace Group PLC	192,411	513,159
	Intertek Group PLC	21,290	1,681,552
	Investec PLC	86,771	759,435
*	IP Group PLC	540,155	457,949
	Ithaca Energy PLC	72,040	235,253
	ITV PLC	1,374,135	1,377,661
#	J D Wetherspoon PLC	86,326	909,175
	J Sainsbury PLC	32,617	157,289
*	James Fisher & Sons PLC	52,984	317,542
	JD Sports Fashion PLC	1,984,560	2,406,083
	JET2 PLC	32,832	681,398
	Johnson Matthey PLC	58,231	1,573,082
	Johnson Service Group PLC	340,288	693,151
	Jupiter Fund Management PLC	253,254	537,642
	Kainos Group PLC	13,116	154,283
	Keller Group PLC	102,134	4,174,418
	Kier Group PLC	405,383	1,320,305
	Kingfisher PLC	623,242	2,600,128
	Knights Group Holdings PLC	24,312	58,808
	Lancashire Holdings Ltd.	158,278	1,285,633
	Legal & General Group PLC	686,237	2,786,366
	Lion Finance Group PLC	39,753	6,244,446
	Liontrust Asset Management PLC	32,880	125,521
	Lloyds Banking Group PLC (LLOY LN)	8,411,858	13,001,496
	London Stock Exchange Group PLC	3,945	443,804
	LSL Property Services PLC	11,237	37,065
Ω	Luceco PLC	25,543	73,792
	M&G PLC	185,587	896,515
	Man Group PLC	566,230	2,318,459
	Marks & Spencer Group PLC	782,553	4,277,726
	Marshalls PLC	19,760	42,918
*	Marston's PLC	722,235	496,728
	McBride PLC	134,550	293,917
	Me Group International PLC	110,341	165,468
	Mears Group PLC	172,783	1,003,120
		Shares	Value»
UNITED KINGDOM — (Continued)
	Melrose Industries PLC	33,950	$208,836
*	Metro Bank Holdings PLC	139,467	333,105
*	Mitchells & Butlers PLC	291,273	1,078,327
	Mitie Group PLC	727,166	2,038,500
	MJ Gleeson PLC	6,599	24,410
	MONY Group PLC	304,480	809,851
	Morgan Advanced Materials PLC	193,431	589,565
	Morgan Sindall Group PLC	23,331	1,403,930
	Motorpoint group PLC	5,988	9,723
	MP Evans Group PLC	6,851	150,293
	NatWest Group PLC (NWG LN)	1,485,378	14,011,026
	NCC Group PLC	84,864	161,755
	Next 15 Group PLC	6,151	24,397
	Next PLC	23,716	4,749,320
	Nichols PLC	1,980	28,161
	Ninety One PLC	211,047	608,121
#	Norcros PLC	79,368	339,032
Ω	On the Beach Group PLC	57,001	144,175
	OSB Group PLC	156,755	1,180,047
	Pan African Resources PLC	2,059,019	2,575,091
	Paragon Banking Group PLC	215,007	2,436,197
	PayPoint PLC	14,399	120,196
	Pearson PLC (PSON LN)	8,619	145,443
	Persimmon PLC	61,940	929,730
	Pets at Home Group PLC	416,626	1,189,369
	Pharos Energy PLC	305,691	129,921
*	Pinewood Technologies Group PLC	8,225	47,640
*	Playtech PLC	51,798	265,022
	Plus500 Ltd.	68,343	3,589,521
	Polar Capital Holdings PLC	83,467	873,400
	Pollen Street Group Ltd.	4,108	47,493
	Porvair PLC	5,705	65,354
	PPHE Hotel Group Ltd.	3,033	64,307
	Premier Foods PLC	619,490	1,625,737
	Prudential PLC (PRU LN)	32,321	485,738
*	PureTech Health PLC (PRTC LN)	35,645	57,379
	PZ Cussons PLC	37,895	56,501
	QinetiQ Group PLC	109,336	748,552
Ω	Quilter PLC	115,520	301,831

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Rank Group PLC	101,564	$132,244
	Rathbones Group PLC	4,376	98,454
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	509,144	305,674
	Reckitt Benckiser Group PLC	164,363	11,600,307
	Record PLC	13,677	8,128
	RELX PLC (REN NA)	1,141	40,296
	Renew Holdings PLC	50,132	612,323
	Rentokil Initial PLC RTO LN	90,463	416,605
	RHI Magnesita NV	3,308	126,054
	Rightmove PLC	150,497	943,546
	Rio Tinto PLC (RIO LN)	7,021	682,228
	Rio Tinto PLC (RIO US), Sponsored ADR	66,052	6,397,136
*	RM PLC	7,904	10,857
*	Robert Walters PLC	21,507	32,543
	Rolls-Royce Holdings PLC	184,877	3,688,234
	Rotork PLC	65,437	431,092
	RS Group PLC	17,075	162,586
#	RWS Holdings PLC	73,803	96,000
	S&U PLC	1,538	40,405
Ω	Sabre Insurance Group PLC	30,648	75,845
*	Saga PLC	93,661	850,491
	Sage Group PLC	53,283	701,895
*	Savannah Energy PLC	427,262	31,671
	Savills PLC	65,811	816,722
	Secure Trust Bank PLC	13,910	297,474
	Senior PLC	112,837	441,003
	Serco Group PLC	812,170	2,649,600
	Serica Energy PLC	450,057	1,427,142
*	Severfield PLC	34,708	17,271
	Shell PLC (SHEL LN)	153,886	7,043,622
	Shell PLC (SHEL US), ADR	215,247	19,798,419
*	SigmaRoc PLC	452,818	753,802
	Smiths Group PLC	9,885	352,989
	Smiths News PLC	45,097	44,508
	Softcat PLC	53,893	1,414,173
	Speedy Hire PLC	840,056	214,686
	Spirax Group PLC	2,073	194,358
Ω	Spire Healthcare Group PLC	238,167	750,612
	SSE PLC	92,051	2,908,208
	SSP Group PLC	357,735	961,870
	St. James's Place PLC	106,820	1,517,794
	Standard Chartered PLC	235,313	6,957,642
		Shares	Value»
UNITED KINGDOM — (Continued)
	Standard Life PLC	41,823	$521,169
	SThree PLC	24,677	84,858
	Sunbelt Rentals Holdings, Inc.	127,317	9,121,779
	Tate & Lyle PLC	20,070	149,561
	Tatton Asset Management PLC	1,745	16,737
	Taylor Wimpey PLC	389,983	410,614
	TBC Bank Group PLC	39,463	2,562,636
	Telecom Plus PLC	31,821	364,624
	Tesco PLC	1,524,768	10,036,264
	Topps Tiles PLC	77,023	36,723
	TP ICAP Group PLC	662,927	3,061,803
*Ω	Trainline PLC	130,300	416,012
	Travis Perkins PLC	31,599	236,748
	Trifast PLC	130,143	142,142
*Ω	Trustpilot Group PLC	36,696	133,768
*	TT Electronics PLC	57,196	98,275
	Unilever PLC UL US, Sponsored ADR	97,881	6,206,634
*	Vanquis Banking Group PLC	194,276	205,492
	Vertu Motors PLC	320,253	352,714
	Vesuvius PLC	262,622	1,313,378
	Victorian Plumbing Group PLC	29,820	30,810
	Victrex PLC	14,354	151,455
#*	Vistry Group PLC	466,430	1,846,306
	Vodafone Group PLC (VOD LN)	2,414,783	3,832,236
	Volex PLC	56,630	390,256
	Volution Group PLC	94,129	794,264
*Ω	Watches of Switzerland Group PLC	169,500	1,674,188
	Weir Group PLC	10,343	369,010
	WH Smith PLC	57,021	333,709
	Whitbread PLC	53,778	1,821,895
	Wickes Group PLC	284,546	760,118
*	Xaar PLC	33,765	54,447
	XPS Pensions Group PLC	34,750	155,332
	Young & Co.'s Brewery PLC (YNGA LN), Class A	6,076	75,133
	Young & Co.'s Brewery PLC (YNGN LN)	9,297	93,379
	Zigup PLC	315,013	1,972,262
	Zotefoams PLC	21,387	132,631
TOTAL UNITED KINGDOM			435,047,095

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (0.3%)
*	Coeur Mining, Inc. CDE CN	448,753	$6,680,797
*	Dauch Corp.	920	5,220
#	Diversified Energy Co. DEC LN	16,939	225,043
#	International Paper Co.	112,082	4,627,724
*	James Hardie Industries PLC (JHX AU), CDI	26,284	678,514
	Ovintiv, Inc.	13,669	853,071
	Sunococorp LLC	216	16,479
TOTAL UNITED STATES			13,086,848
TOTAL COMMON STOCKS			4,274,796,904
PREFERRED STOCKS — (0.2%)
CANADA — (0.0%)
*	Questerre Energy Corp.Series 2	2,506	179
GERMANY — (0.2%)
#	Dr. Ing hc F Porsche AG, 2.369%	22,772	1,114,834
	Draegerwerk AG & Co. KGaA, 2.083%	5,950	754,365
	Einhell Germany AG, 2.699%	5,760	469,215
	FUCHS SE, 3.058%	38,546	1,786,637
	Henkel AG & Co. KGaA, 2.737%	10,365	903,607
	Jungheinrich AG, 1.191%	26,667	751,254
	Porsche Automobil Holding SE, 5.258%	12,683	420,963
	Sixt SE, 5.340%	10,148	702,463
	STO SE & Co. KGaA, 3.477%	826	92,548
		Shares	Value»

GERMANY — (Continued)
	Villeroy & Boch AG, 5.520%	5,840	$104,864
	Volkswagen AG, 7.076%	53,551	4,627,985
TOTAL GERMANY			11,728,735
TOTAL PREFERRED STOCKS			11,728,914
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,092	0
HONG KONG — (0.0%)
*	APAC Resources Ltd. Rights	165,451	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	10,221	0
UNITED KINGDOM — (0.0%)
*	CENIT AG Rights	3,550	115
TOTAL RIGHTS/WARRANTS			115
TOTAL INVESTMENT SECURITIES (Cost $2,098,692,053)			4,286,525,933

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	10,103,436	116,866,442
TOTAL INVESTMENTS — (100.0%)
(Cost $2,215,539,454)^^			$4,403,392,375
As of July 31, 2026, International Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	94	09/18/26	$35,164,692	$35,340,475	$175,783
Total Futures Contracts			$35,164,692	$35,340,475	$175,783

International Vector Equity Portfolio
CONTINUED
As of July 31, 2026, the value of Rule 144A securities amounted to $75,111,571 or 1.7% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$683,110	$257,991,185	$49,605	$258,723,900
Austria	—	38,393,819	—	38,393,819
Belgium	762,665	64,104,271	—	64,866,936
Canada	476,373,376	1,710,403	—	478,083,779
China	5,375,470	—	—	5,375,470
Denmark	—	93,191,856	—	93,191,856
Finland	1,318,821	76,603,990	—	77,922,811
France	—	289,353,557	—	289,353,557
Germany	7,957,812	332,256,226	—	340,214,038
Hong Kong	—	56,818,967	20,618	56,839,585
Ireland	—	28,133,150	—	28,133,150
Israel	4,624,685	56,440,648	—	61,065,333
Italy	282,032	142,179,870	—	142,461,902
Japan	5,659,131	1,022,166,887	—	1,027,826,018
Netherlands	42,423,132	112,536,298	—	154,959,430
New Zealand	12,774	10,526,354	—	10,539,128
Norway	—	43,364,895	—	43,364,895
Portugal	—	19,827,823	—	19,827,823
Singapore	—	55,768,797	—	55,768,797
Spain	—	144,117,479	—	144,117,479
Sweden	109,058	116,178,545	—	116,287,603
Switzerland	33,044,150	286,301,502	—	319,345,652
United Kingdom	70,941,429	364,105,666	—	435,047,095
United States	7,550,347	5,536,501	—	13,086,848
Preferred Stocks
Canada	—	179	—	179
Germany	—	11,728,735	—	11,728,735
Rights/Warrants
Canada	—	—	—	—
Hong Kong	—	—	—	—
Italy	—	—	—	—
United Kingdom	—	115	—	115
Securities Lending Collateral	—	116,866,442	—	116,866,442
Total Investments in Securities	$657,117,992	$3,746,204,160	$70,223˂˃	$4,403,392,375
Financial Instruments
Assets
Futures Contracts**	175,783	—	—	175,783
Total Financial Instruments	$175,783	—	—	$175,783
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
INTERNATIONAL EQUITIES — (100.0%)
The DFA International Value Series		$367,643,197
Dimensional Emerging Markets Value Fund		212,174,648
DFA International Small Cap Value Portfolio	1,498,190	50,758,694
TOTAL INTERNATIONAL EQUITIES		630,576,539
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $409,433,759)^^		$630,576,539
Summary of the Portfolio’s investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$630,576,539	—	—	$630,576,539
Total Investments in Securities	$630,576,539	—	—	$630,576,539

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.8%)
AUSTRALIA — (3.8%)
*	29Metals Ltd.	258,470	$47,311
#	Adairs Ltd.	41,096	41,312
*	AIC Mines Ltd.	66,335	33,996
*	Alkane Resources Ltd.	234,680	217,260
	AMP Ltd.	449,030	676,589
*	Amplitude Energy Ltd.	71,072	75,904
	Ampol Ltd.	18,543	523,175
	Ansell Ltd.	37,962	871,826
#*	Appen Ltd.	41,978	35,118
	ARB Corp. Ltd.	3,135	43,402
	ARN Media Ltd.	46,336	8,482
	ASX Ltd.	1,085	41,853
	AUB Group Ltd.	8,042	156,707
*	Aurelia Metals Ltd.	386,915	85,675
	Aurizon Holdings Ltd.	358,136	1,053,192
	Aussie Broadband Ltd.	46,808	156,120
*	Austal Ltd.	116,886	294,784
	Austin Engineering Ltd.	125,433	12,743
*	Australian Agricultural Co. Ltd.	38,939	37,274
#	Australian Clinical Labs Ltd.	25,022	41,862
*	Baby Bunting Group Ltd.	32,835	23,942
	Bank of Queensland Ltd.	78,235	364,408
#	Bapcor Ltd.	58,176	17,939
*	BCI Minerals Ltd.	2,089	633
	Beach Energy Ltd.	321,398	206,692
	Beacon Minerals Ltd.	14,099	24,613
	Bega Cheese Ltd.	86,735	370,195
	Bell Financial Group Ltd.	35,130	39,506
*	Bellevue Gold Ltd.	208,306	182,387
*	Black Cat Syndicate Ltd. (BC8 AU)	29,726	18,718
	BlueScope Steel Ltd.	105,930	2,429,638
	Capral Ltd.	4,333	36,099
*	Catalyst Metals Ltd.	5,059	19,095
	Cedar Woods Properties Ltd.	19,782	97,292
	Challenger Ltd.	98,677	678,103
	Champion Iron Ltd.	76,250	181,311
	Civmec Australia Ltd.	27,600	33,138
	Cleanaway Waste Management Ltd.	237,943	390,749
#	Clinuvel Pharmaceuticals Ltd.	4,611	29,362
		Shares	Value»
AUSTRALIA — (Continued)
*	Coast Entertainment Holdings Ltd.	58,031	$21,166
	Collins Foods Ltd.	9,290	53,518
#*††	Corporate Travel Management Ltd.	23,832	50,476
	Domino's Pizza Enterprises Ltd.	3,877	50,459
	Downer EDI Ltd.	182,509	992,921
	Dyno Nobel Ltd.	296,568	784,990
	Eagers Automotive Ltd.	2,678	44,028
#	Elders Ltd.	22,223	87,690
*	Emeco Holdings Ltd.	52,156	35,493
#	Endeavour Group Ltd.	285,307	696,356
	EQT Holdings Ltd.	1,736	20,525
	Euroz Hartleys Group Ltd.	22,206	20,716
	Evolution Mining Ltd.	26,485	210,008
#	EVT Ltd.	11,522	103,546
	Fenix Resources Ltd.	55,372	10,544
	Finbar Group Ltd.	36,407	17,307
	FleetPartners Group Ltd.	80,357	159,390
#	Fleetwood Ltd.	26,550	44,041
#	Flight Centre Travel Group Ltd.	25,994	240,248
	GrainCorp Ltd., Class A	59,241	232,437
	GWA Group Ltd.	51,348	86,242
	Harvey Norman Holdings Ltd.	166,956	575,013
	Helia Group Ltd.	111,378	391,752
	Horizon Oil Ltd.	246,669	38,232
	IDP Education Ltd.	36,419	58,763
*	IGO Ltd.	120,347	579,208
#	Iluka Resources Ltd.	81,104	342,938
	Imdex Ltd.	9,234	23,854
	Inghams Group Ltd.	58,877	93,036
	Integral Diagnostics Ltd.	17,138	25,280
	IPH Ltd.	59,438	173,677
	IVE Group Ltd.	53,279	104,777
*	Judo Capital Holdings Ltd.	145,029	98,557
	Karoon Energy Ltd.	165,761	205,478
	Kelsian Group Ltd.	18,581	57,813
*	Kyron Capital Group	28,014	1,400
#	Lindsay Australia Ltd.	47,917	22,881
#	Maas Group Holdings Ltd.	22,369	78,106
	Macmahon Holdings Ltd.	268,775	174,212

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Magellan Financial Group Ltd.	30,728	$205,665
*	Metals X Ltd.	14,429	15,955
	Metcash Ltd.	161,382	344,583
#	Monash IVF Group Ltd.	40,926	20,149
	MotorCycle Holdings Ltd.	13,368	23,912
	MyState Ltd.	26,773	91,928
#	New Hope Corp. Ltd.	117,511	430,364
	nib holdings Ltd.	51,210	269,469
	Nine Entertainment Co. Holdings Ltd.	267,113	179,587
	NRW Holdings Ltd.	97,031	475,350
	OM Holdings Ltd.	28,351	4,454
*	Omni Bridgeway Ltd.	49,632	52,934
	oOh!media Ltd.	128,698	140,355
	Orica Ltd.	37,820	617,813
	Orora Ltd.	130,956	133,681
*	Pantoro Gold Ltd.	501	718
	Peet Ltd.	121,341	151,480
	Perenti Ltd.	256,008	379,884
	Perpetual Ltd.	17,857	237,234
	Perseus Mining Ltd.	369,302	1,264,221
	Premier Investments Ltd.	6,022	57,749
	Ramelius Resources Ltd.	409,452	880,581
#	Ramsay Health Care Ltd.	24,230	753,014
	Regis Resources Ltd.	123,246	528,134
	Reliance Worldwide Corp. Ltd.	111,137	273,347
*	Resolute Mining Ltd.	673,288	440,527
	Ridley Corp. Ltd.	28,024	56,330
*	Sandfire Resources Ltd.	135,121	1,788,647
#	Select Harvests Ltd.	25,062	73,842
#	Servcorp Ltd.	9,470	42,972
	Service Stream Ltd.	186,607	318,953
	Shaver Shop Group Ltd.	17,609	17,847
	Sims Ltd. (SGM AU)	29,519	527,256
	Sonic Healthcare Ltd.	43,963	672,832
	Southern Cross Electrical Engineering Ltd.	43,861	133,505
	Southern Cross Media Group Ltd.	54,698	20,734
	Stanmore Resources Ltd.	74,827	121,188
	Steadfast Group Ltd.	87,150	311,452
	Super Retail Group Ltd.	12,069	112,563
*	Superloop Ltd.	97,815	219,228
	Tabcorp Holdings Ltd.	712,684	446,556
	Ten Sixty Four Ltd.	76,973	5,958
	TPG Telecom Ltd.	59,276	148,817
		Shares	Value»
AUSTRALIA — (Continued)
#*	Tuas Ltd.	13,258	$20,027
#*	Tyro Payments Ltd.	113,726	67,267
	Vault Minerals Ltd.	144,635	484,733
Ω	Viva Energy Group Ltd.	108,833	218,818
	Washington H Soul Pattinson & Co. Ltd.	15,135	491,204
*	WEB Travel Group Ltd.	18,784	44,884
	Webjet Group Ltd.	52,258	14,898
*	West African Resources Ltd.	311,032	619,861
	Westgold Resources Ltd.	148,073	493,581
	Whitehaven Coal Ltd.	210,315	1,038,651
	Wiluna Mining Corp. Ltd.	13,267	355
	Worley Ltd.	52,507	389,730
	Yancoal Australia Ltd.	89,948	354,423
TOTAL AUSTRALIA			33,835,683
AUSTRIA — (0.9%)
Ω	BAWAG Group AG	6,756	1,370,087
	Erste Group Bank AG	3,600	470,603
	EVN AG	1,827	61,902
#*	Lenzing AG	1,150	31,247
	Mayr Melnhof Karton AG	919	88,098
	OMV AG	18,402	1,345,649
	Palfinger AG	1,424	48,143
	Porr AG	4,003	173,852
	Raiffeisen Bank International AG	30,433	2,089,485
#	SBO AG	15	509
	Strabag SE (STR AV), Class BR	1,617	156,045
	Telekom Austria AG	13,178	154,412
	UNIQA Insurance Group AG	8,489	176,669
	Verbund AG	779	53,470
	Vienna Insurance Group AG Wiener Versicherung Gruppe	7,088	580,859
	voestalpine AG	22,402	1,166,925
	Wienerberger AG	705	17,352
TOTAL AUSTRIA			7,985,307
BELGIUM — (1.0%)
	Ackermans & van Haaren NV	6,826	2,118,504
	Ageas SA	43,696	3,616,154
	Azelis Group NV	161	2,103
	Barco NV	2,834	25,678
	Bekaert SA	8,216	377,579
*	bpost SA	12,711	22,029

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Cie d'Entreprises CFE	2,176	$29,801
	CMB Tech NV	14,666	239,633
	Colruyt Group NV	9,850	441,580
	Deceuninck NV	17,296	43,710
	Deme Group NV	1,054	201,082
	Jensen-Group NV	248	24,253
	Proximus SADP	27,478	203,522
	Sipef NV	1,661	173,448
	Solvay SA	1,859	56,977
#	Syensqo SA	8,385	745,906
	Tessenderlo Group SA	4,637	114,181
	VGP NV	90	8,770
	Viohalco SA	1,948	39,772
TOTAL BELGIUM			8,484,682
BRAZIL — (0.7%)
	Allied Tecnologia SA	13,200	11,926
	Anima Holding SA	78,300	33,673
	Bemobi Mobile Tech SA	9,900	46,481
*	Blau Farmaceutica SA	5,200	8,822
	Brava Energia	34,104	133,209
	Brisanet Servicos de Telecomunicacoes SA	9,500	5,172
	C&A Modas SA	27,200	50,653
	Cia Brasileira de Aluminio	46,700	102,076
	Cogna Educacao SA	361,350	162,528
	Cruzeiro do Sul Educacional SA	40,965	36,366
	CSU Digital SA	11,000	30,814
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,318	174,184
Ω	Desktop SA	28,200	103,473
	Dimed SA Distribuidora da Medicamentos	20,367	47,611
	Embraer SA	24,126	413,542
	Empreendimentos Pague Menos SA PGMN3 BZ	47,117	29,558
	Fleury SA	28,500	96,365
	Gerdau SA, Sponsored ADR	120,683	598,587
	Grupo SBF SA	30,100	56,113
	Guararapes Confeccoes SA	17,200	26,975
	Hypera SA HYPE3 BZ	61,244	256,978
	Iochpe Maxion SA	15,800	30,265
		Shares	Value»
BRAZIL — (Continued)
	Irani Papel e Embalagem SA	9,300	$14,879
	IRB-Brasil Resseguros SA	16,589	183,457
	JHSF Participacoes SA	58,376	127,366
	JSL SA	17,000	18,780
	Lavvi Empreendimentos Imobiliarios SA	19,500	39,699
	Localiza Rent a Car SA	20,754	153,982
	Lojas Renner SA	122,186	327,812
	M Dias Branco SA	8,800	29,772
	Mills Locacao Servicos e Logistica SA	13,300	41,324
	Motiva Infraestrutura de Mobilidade SA	62,320	181,459
	Moura Dubeux Engenharia SA	14,496	70,662
	Movida Participacoes SA MOVI3 BZ	23,244	36,133
*	Natura Cosmeticos SA	101,278	167,426
	Oceanpact Servicos Maritimos SA	15,100	30,682
	Petroreconcavo SA	18,100	38,099
*	PRIO SA	65,354	784,508
	Qualicorp Consultoria e Corretora de Seguros SA	3,000	905
	Sao Martinho SA	20,400	58,433
Ω	Ser Educacional SA	32,700	78,313
	Simpar SA SIMH3 BZ	22,030	33,507
	SLC Agricola SA	15,075	39,790
	Trisul SA	20,801	17,481
	Ultrapar Participacoes SA (UGPA3 BZ)	77,238	503,579
	Uniao Pet Participacoes SA	36,500	25,129
	Unifique Telecomunicacoes SA	34,083	36,308
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	34,600
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	75,437	49,705
	Vibra Energia SA	135,419	963,052

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	YDUQS Participacoes SA	26,071	$42,482
TOTAL BRAZIL			6,584,695
CANADA — (7.6%)
	ADENTRA, Inc.	5,060	125,322
	ADF Group, Inc.	1,385	15,432
*	Advantage Energy Ltd.	75,400	591,647
	Aecon Group, Inc.	13,509	435,861
	AGF Management Ltd., Class B	15,500	249,884
*	Air Canada	18,700	338,424
*	AKITA Drilling Ltd., Class B	2,451	6,172
	Alamos Gold, Inc. (AGI CN), Class A	62	1,723
	Alamos Gold, Inc. (AGI US), Class A	39,701	1,104,879
	Alaris Equity Partners Income	7,900	138,800
	Algoma Central Corp.	3,700	60,653
	AltaGas Ltd.	73,260	2,915,036
	Altius Minerals Corp.	4,849	200,587
	Amerigo Resources Ltd.	800	3,784
	ARC Resources Ltd.	155,102	3,709,789
*	Athabasca Oil Corp.	108,571	802,365
	AtkinsRealis Group, Inc.	9,703	601,415
#*	ATS Corp. (ATS US)	664	18,087
#*	AutoCanada, Inc.	3,000	49,863
	B2Gold Corp. (BTG US)	253,374	950,152
	B2Gold Corp. (BTO CN)	24,417	91,443
*	Bausch Health Cos., Inc. (BHC US)	15,914	109,647
	Baytex Energy Corp.	108,748	495,702
	Birchcliff Energy Ltd.	44,387	202,328
	Bird Construction, Inc.	159	7,585
	Black Diamond Group Ltd.	1,700	21,234
	Brookfield Wealth Solutions Ltd.	2,300	99,541
*	CAE, Inc. (CAE US)	22,515	581,337
	Calian Group Ltd.	1,707	95,490
	Canaccord Genuity Group, Inc.	7,400	76,014
*	Canacol Energy Ltd.	6,190	0
*	Canada Goose Holdings, Inc. (GOOS US)	8,708	77,762
	Canada Packers, Inc.	2,698	36,702
	Canadian Tire Corp. Ltd., Class A	9,731	1,420,239
		Shares	Value»
CANADA — (Continued)
#*	Canfor Corp.	4,906	$52,530
*	Capstone Copper Corp.	112,163	1,064,942
	Cardinal Energy Ltd.	36,370	298,619
	Cascades, Inc.	36,006	345,972
	CCL Industries, Inc., Class B	13,893	921,179
*	Celestica, Inc. (CLS CN)	64	21,178
	Centerra Gold, Inc.	21,137	363,378
	CES Energy Solutions Corp.	335	3,905
*	Cipher Pharmaceuticals, Inc.	2,347	28,177
	Cogeco Communications, Inc.	3,201	134,950
	Cogeco, Inc.	12,777	530,822
	Definity Financial Corp.	18,390	1,049,864
	Dexterra Group, Inc.	4,400	48,901
#	Doman Building Materials Group Ltd.	18,957	152,132
	DPM Metals, Inc.	9,838	345,841
	DREAM Unlimited Corp., Class A	1,600	22,599
	Dynacor Group, Inc.	10,400	45,848
	E-L Financial Corp. Ltd.	41,400	499,098
	Eldorado Gold Corp. (EGO US)	19,507	588,916
	Eldorado Gold Corp. (ELD CN)	40,242	1,214,578
	Element Fleet Management Corp.	11,163	250,518
	Empire Co. Ltd., Class A	29,278	1,071,623
	Enerflex Ltd. (EFX CN)	40,826	909,218
	Enghouse Systems Ltd.	5,792	70,982
*	Ensign Energy Services, Inc.	60,488	150,589
	EQB, Inc.	6,065	614,742
#	Equinox Gold Corp. (EQX CN)	19,913	178,417
#	Equinox Gold Corp. (EQX US)	47,407	424,293
*	ERO Copper Corp. (ERO US)	14,295	384,678
	Exchange Income Corp.	3,833	343,284
	Exco Technologies Ltd.	2,900	17,294

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Finning International, Inc.	5,689	$377,008
	First Majestic Silver Corp. (AG US)	40,832	613,705
	First Majestic Silver Corp. (FR CN)	14,361	215,540
*	First Quantum Minerals Ltd.	71,008	1,968,378
*	Foraco International SA	6,200	10,217
*	Fortuna Mining Corp. (FSM US)	85,224	718,438
*	Fortuna Mining Corp. (FVI CN)	80	674
	Frontera Energy Corp.	7,501	47,836
*	Galiano Gold, Inc. GAU CN	46,170	80,032
	GFL Environmental, Inc.	5,870	242,548
#	Gildan Activewear, Inc. (GIL US)	7,385	408,981
	Headwater Exploration, Inc.	29,100	275,047
	High Liner Foods, Inc.	5,600	58,802
	Hudbay Minerals, Inc. (HBM CN)	46,145	1,047,090
	Hudbay Minerals, Inc. (HBM US)	2,760	62,790
	iA Financial Corp., Inc.	24,244	3,584,587
*	IAMGOLD Corp. (IAG US)	63,068	894,935
*	IAMGOLD Corp. (IMG CN)	62,872	889,810
Ω	Jamieson Wellness, Inc.	400	11,799
	K-Bro Linen, Inc.	1,900	64,244
*	Kelt Exploration Ltd.	39,690	282,560
	Kinross Gold Corp. (K CN)	100	2,306
	Kinross Gold Corp. (KGC US)	9	208
*	Kolibri Global Energy, Inc.	2,926	15,237
	Lassonde Industries, Inc., Class A	1,100	170,416
	Leon's Furniture Ltd.	8,521	149,589
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	11,084	817,473
	Lundin Mining Corp.	63,326	1,567,961
	Magellan Aerospace Corp.	3,497	86,461
	Magna International, Inc. (MGA US)	24,479	1,679,259
		Shares	Value»
CANADA — (Continued)
*	Major Drilling Group International, Inc.	14,091	$139,920
	Maple Leaf Foods, Inc.	13,588	277,217
	Martinrea International, Inc.	16,584	120,549
*	Mattr Corp.	14,076	172,505
*	MDA Space Ltd.	85	2,573
	Medical Facilities Corp.	3,800	47,329
	Melcor Developments Ltd.	4,500	60,509
	Methanex Corp. (MEOH US)	7,013	389,572
	Methanex Corp. (MX CN)	6,800	377,921
	Metro, Inc.	12,448	827,410
	MTY Food Group, Inc.	3,444	84,144
	Mullen Group Ltd.	11,901	233,716
	Neo Performance Materials, Inc.	681	16,031
	North West Co., Inc.	1,811	65,691
	Northland Power, Inc.	33,723	524,903
#*	Obsidian Energy Ltd. (OBE US)	3,875	41,540
	OceanaGold Corp.	93,677	2,258,638
	Open Text Corp. (OTEX US)	19,176	485,920
	OR Royalties, Inc. (OR CN)	566	16,820
	Pan American Silver Corp. (PAAS CN)	52,992	2,281,697
	Paramount Resources Ltd., Class A	18,572	392,007
	Parex Resources, Inc.	29,536	511,563
	Pason Systems, Inc.	11,700	103,492
	Peyto Exploration & Development Corp.	52,912	971,164
	PHX Energy Services Corp.	11,400	86,526
	Pizza Pizza Royalty Corp.	5,000	44,976
	Polaris Renewable Energy, Inc.	3,900	42,009
	Pollard Banknote Ltd.	900	11,139
*	Precision Drilling Corp. (PDS US)	1,935	150,408
	Premium Brands Holdings Corp.	7,720	510,555
	Richelieu Hardware Ltd.	9,200	232,715
	Rogers Sugar, Inc.	23,630	117,488
	Russel Metals, Inc.	16,034	769,303
*	Sangoma Technologies Corp.	2,812	10,932

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Saputo, Inc.	45,538	$1,280,853
	Savaria Corp.	7,394	153,592
#	Secure Waste Infrastructure Corp.	44	758
	Sienna Senior Living, Inc.	3,231	51,374
	South Bow Corp. SOBO CN	400	14,832
	South Bow Corp. SOBO US	19,609	727,494
*	Spartan Delta Corp.	7,800	66,213
*	SSR Mining, Inc. (SSRM CN)	30	755
	Stella-Jones, Inc.	5,600	308,952
	Superior Plus Corp.	48,813	277,867
	Supremex, Inc.	4,400	11,613
	Surge Energy, Inc.	9,700	71,616
*	Taiga Building Products Ltd.	11,800	30,555
	Tamarack Valley Energy Ltd.	134,499	1,286,608
	TELUS Corp.	436	4,161
	TMX Group Ltd.	3,801	138,933
	Torex Gold Resources, Inc.	25,846	994,680
	Total Energy Services, Inc.	6,901	116,325
	Tourmaline Oil Corp.	9,653	426,306
	Transcontinental, Inc., Class A	8,266	31,487
	Trican Well Service Ltd.	53,175	224,560
	Triple Flag Precious Metals Corp. (TFPM CN)	3,500	100,542
	Triple Flag Precious Metals Corp. (TFPM US)	854	24,570
*	Trisura Group Ltd. (TSU CN)	8,006	237,921
*	Valeura Energy, Inc.	2,110	18,845
	Vermilion Energy, Inc. (VET US)	27,700	330,184
	VersaBank (VBNK CN)	3,835	74,000
*††	Victoria Gold Corp./Vancouver	259	0
	Wajax Corp.	4,107	95,069
	Westshore Terminals Investment Corp.	6,600	188,793
	Whitecap Resources, Inc. WCP CN	228,263	2,693,205
	Whitecap Resources, Inc. WCPRF US	79,992	943,907
	Winpak Ltd.	7,099	222,665
		Shares	Value»
CANADA — (Continued)
*††	Xebec Adsorption, Inc.	18,924	$0
TOTAL CANADA			67,656,014
CHILE — (0.1%)
	Banco Itau Chile SA	3,897	88,020
*	CAP SA	10,189	64,975
	Empresa Nacional de Telecomunicaciones SA	47,111	183,934
	Ripley Corp. SA	323,786	133,032
	Salfacorp SA	78,597	103,134
	SONDA SA	83,365	28,020
	Veolia Inversiones Aguas del Gran Santiago Ltda	17,980	18,372
	Vina Concha y Toro SA	11,711	10,631
TOTAL CHILE			630,118
CHINA — (6.5%)
	361 Degrees International Ltd.	36,000	21,454
Ω	3SBio, Inc.	195,000	416,434
*	5I5J Holding Group Co. Ltd., Class A	60,500	20,182
	AAC Technologies Holdings, Inc.	144,000	707,585
*	Accelink Technologies Co. Ltd., Class A	4,000	95,646
*	ADAMA Ltd., Class A	25,500	20,113
*	Adicon Holdings Ltd.	30,500	12,771
	Aerospace Hi-Tech Holdings Group Ltd., Class A	15,800	33,011
Ω	AK Medical Holdings Ltd.	56,000	39,440
	Allmed Medical Products Co. Ltd., Class A	8,900	12,162
	Aluminum Corp. of China Ltd., Class H	412,000	448,623
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	25,547
	Anhui Heli Co. Ltd., Class A	14,100	38,122
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	22,821
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	11,700	35,379

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	13,100	$9,479
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	30,600	22,509
	Anhui Jinhe Industrial Co. Ltd., Class A	7,200	22,433
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	15,800	14,077
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	26,100	35,922
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	17,400	44,459
	Anjoy Foods Group Co. Ltd., Class A	2,500	33,263
	Anton Oilfield Services Group	504,000	52,150
	Aoshikang Technology Co. Ltd., Class A	4,500	26,278
	Aotecar New Energy Technology Group Co. Ltd., Class A	56,400	21,374
#Ω	AsiaInfo Technologies Ltd.	74,000	42,953
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	19,400	24,710
	Autobio Diagnostics Co. Ltd., Class A	4,100	20,109
	AviChina Industry & Technology Co. Ltd., Class H	140,000	53,789
*	BAIC Foton Motor Co. Ltd., Class A	104,398	48,712
#*Ω	BAIC Motor Corp. Ltd., Class H	293,000	32,541
	Bank of Chongqing Co. Ltd., Class H	132,500	144,593
	Bank of Guiyang Co. Ltd., Class A	26,200	22,438
Ω	Bank of Qingdao Co. Ltd., Class H	108,500	67,436
	Bank of Xi'an Co. Ltd., Class A	48,800	26,546
	Baoji Titanium Industry Co. Ltd., Class A	2,500	10,463
	BBMG Corp., Class H	1,000	75
		Shares	Value»
CHINA — (Continued)
	BBMG Jidong Cement Group Co. Ltd., Class A	38,400	$20,807
	Beibuwan Port Co. Ltd., Class A	34,600	63,638
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	93,900	41,049
	Beijing Enterprises Holdings Ltd.	97,500	393,256
	Beijing Enterprises Urban Resources Group Ltd.	36,000	1,836
	Beijing Enterprises Water Group Ltd.	860,000	253,113
	Beijing Fengjing Automotive Parts Co. Ltd.	40,600	19,231
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	32,100	59,774
	Beijing Haohua Energy Resource Co. Ltd., Class A	19,000	33,222
	Beijing Jetsen Technology Co. Ltd., Class A	40,700	30,746
*	Beijing Jingyuntong Technology Co. Ltd., Class A	39,200	17,865
*	Beijing Leike Defense Technology Co. Ltd., Class A	37,100	43,228
*	Beijing Sanyuan Foods Co. Ltd., Class A	38,300	25,901
	Beijing Sinnet Technology Co. Ltd., Class A	17,200	34,379
	Beijing SL Pharmaceutical Co. Ltd., Class A	20,800	17,294
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	14,500	6,917
	Beijing Strong Biotechnologies, Inc., Class A	11,400	19,645
	Beijing Ultrapower Software Co. Ltd., Class A	19,600	24,850

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing United Information Technology Co. Ltd., Class A	7,000	$20,017
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	49,000	6,467
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	12,200	21,807
	Best Pacific International Holdings Ltd.	34,000	10,310
	Biem.L.Fdlkk Garment Co. Ltd., Class A	8,600	33,131
Ω	Blue Moon Group Holdings Ltd.	61,500	24,891
Ω	BOC Aviation Ltd.	44,800	441,599
#	BOE Varitronix Ltd.	61,000	30,459
*	Bohai Leasing Co. Ltd., Class A	97,100	65,443
*	Bright Dairy & Food Co. Ltd., Class A	18,300	19,257
	Bros Eastern Co. Ltd., Class A	31,500	37,254
	BTG Hotels Group Co. Ltd., Class A	8,600	15,927
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	26,500	52,011
	BXN Holding Co. Ltd., Class A	38,600	22,403
#	C&D International Investment Group Ltd.	102,972	201,716
	C&S Paper Co. Ltd., Class A	24,800	27,436
*Ω	CALB Group Co. Ltd., Class H	30,500	65,848
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	51,600	33,155
	Canny Elevator Co. Ltd., Class A	12,200	9,616
	CECEP Solar Energy Co. Ltd., Class A	76,900	51,614
	CECEP Wind-Power Corp., Class A	68,250	35,739
	CGN New Energy Holdings Co. Ltd.	340,000	101,137
*	CGN Nuclear Technology Development Co. Ltd., Class A	25,400	24,082
		Shares	Value»
CHINA — (Continued)
	Changchun Faway Automobile Components Co. Ltd., Class A	19,700	$22,076
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	48,200	23,505
	Cheng De Lolo Co. Ltd., Class A	18,200	24,275
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	17,629
	Chengdu Hongqi Chain Co. Ltd., Class A	27,900	19,429
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	8,400	26,818
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,900	19,876
	Chengdu Wintrue Holding Co. Ltd., Class A	22,900	40,841
	Chengtun Mining Group Co. Ltd., Class A	38,000	59,805
*	Chengxin Lithium Group Co. Ltd., Class A	14,200	59,250
*	Chengzhi Co. Ltd., Class A	29,260	27,944
	Chervon Holdings Ltd.	28,600	69,456
*	China Aerospace International Holdings Ltd.	160,000	9,905
	China Animal Husbandry Industry Co. Ltd., Class A	24,000	23,247
#*Ω	China Bohai Bank Co. Ltd., Class H	200,000	20,654
	China CAMC Engineering Co. Ltd., Class A	29,200	39,299
#	China Cinda Asset Management Co. Ltd., Class H	1,471,000	186,001
	China Coal Energy Co. Ltd., Class H	303,000	415,299
	China Coal Xinji Energy Co. Ltd., Class A	42,500	61,635

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Communications Services Corp. Ltd., Class H	380,000	$206,837
#	China Conch Venture Holdings Ltd.	36,000	40,437
#*††	China Dili Group	516,800	0
Ω	China East Education Holdings Ltd.	107,000	61,995
*	China Eastern Airlines Corp. Ltd., Class H	166,000	69,127
*	China Education Group Holdings Ltd.	77,169	18,725
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	942,000	132,237
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	142,303	54,828
	China Everbright Bank Co. Ltd., Class H	211,000	85,819
#Ω	China Feihe Ltd.	52,000	21,829
	China Foods Ltd.	162,000	71,300
	China Galaxy Securities Co. Ltd., Class H	569,500	553,097
	China Gas Holdings Ltd.	35,566	27,741
	China Gold International Resources Corp. Ltd. (2099 HK)	48,900	1,103,977
#	China Gold International Resources Corp. Ltd. (CGG CN)	61,049	1,348,273
*	China High Speed Transmission Equipment Group Co. Ltd.	73,000	10,644
	China Hongqiao Group Ltd.	432,000	1,359,358
††	China Huiyuan Juice Group Ltd.	110,500	4,940
Ω	China International Capital Corp. Ltd., Class H	82,000	226,152
	China International Marine Containers Group Co. Ltd., Class H	156,020	150,667
		Shares	Value»
CHINA — (Continued)
	China Isotope & Radiation Corp., Class H	15,800	$32,648
	China Jinmao Holdings Group Ltd.	975,901	171,616
	China Lesso Group Holdings Ltd.	236,000	121,712
	China Lilang Ltd.	32,000	14,127
	China Medical System Holdings Ltd.	204,000	310,850
	China Meheco Group Co. Ltd., Class A	15,100	21,391
	China Meidong Auto Holdings Ltd.	28,000	1,406
	China Mengniu Dairy Co. Ltd.	428,000	1,032,690
	China Merchants Port Holdings Co. Ltd.	18,664	36,448
Ω	China Merchants Securities Co. Ltd., Class H	52,800	98,233
	China Minsheng Banking Corp. Ltd., Class H	813,000	376,176
*	China Modern Dairy Holdings Ltd.	300,000	56,655
	China National Accord Medicines Corp. Ltd., Class A	6,160	19,180
#	China National Building Material Co. Ltd., Class H	331,749	157,460
	China National Gold Group Gold Jewellery Co. Ltd., Class A	18,100	20,602
	China National Medicines Corp. Ltd., Class A	6,000	25,162
*Ω	China New Higher Education Group Ltd.	176,144	12,810
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	25,200	22,327
	China Nonferrous Mining Corp. Ltd.	195,000	367,980
	China Oilfield Services Ltd., Class H	302,000	273,893
#	China Overseas Grand Oceans Group Ltd.	62,646	19,572

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Overseas Land & Investment Ltd.	15,000	$25,800
	China Overseas Property Holdings Ltd.	55,000	24,133
	China Petroleum Engineering Corp., Class A	89,200	45,136
	China Publishing & Media Co. Ltd., Class A	24,600	19,725
	China Railway Group Ltd., Class H	498,000	229,276
	China Railway Hi-tech Industry Co. Ltd., Class A	30,100	32,573
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	107,241
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	24,169
	China Reinsurance Group Corp., Class H	1,202,000	210,108
	China Resources Beer Holdings Co. Ltd.	95,500	288,141
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	16,200	39,062
#	China Resources Land Ltd.	70,000	296,143
	China Resources Medical Holdings Co. Ltd.	25,000	8,095
Ω	China Resources Pharmaceutical Group Ltd.	310,500	192,148
#*	China Ruyi Holdings Ltd.	640,000	117,604
#	China Sanjiang Fine Chemicals Co. Ltd.	118,000	43,319
*	China Shanshui Cement Group Ltd.	221,000	6,786
	China State Construction International Holdings Ltd.	354,000	388,327
*	China Sunshine Paper Holdings Co. Ltd.	134,000	17,046
	China Taiping Insurance Holdings Co. Ltd.	293,000	822,063
	China Tianying, Inc., Class A	27,400	20,374
		Shares	Value»
CHINA — (Continued)
Ω	China Tower Corp. Ltd., Class H	55,500	$70,947
	China Traditional Chinese Medicine Holdings Co. Ltd.	102,000	18,722
	China XLX Fertiliser Ltd.	112,000	130,953
#	China Yongda Automobiles Services Holdings Ltd.	76,000	8,418
#*Ω	China Youran Dairy Group Ltd.	466,000	254,109
	China Zheshang Bank Co. Ltd., Class H	444,599	135,547
#	Chinasoft International Ltd.	22,000	11,062
	Chongqing Chongbai Technology Group Co. Ltd., Class A	6,200	19,508
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	11,300	20,413
	Chongqing Machinery & Electric Co. Ltd., Class H	106,000	24,816
	Chongqing Road & Bridge Co. Ltd., Class A	23,300	15,085
	Chongqing Rural Commercial Bank Co. Ltd., Class H	468,000	391,728
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	18,200	22,728
*	Chongqing Taiji Industry Group Co. Ltd., Class A	11,400	26,650
	Chow Tai Seng Jewellery Co. Ltd., Class A	15,400	29,465
	CIMC Enric Holdings Ltd.	108,000	107,181
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	22,760
	City Development Environment Co. Ltd., Class A	13,200	25,303
	CMST Development Co. Ltd., Class A	24,300	16,955
*	COFCO Biotechnology Co. Ltd., Class A	25,600	17,962
	COFCO Sugar Holding Co. Ltd., Class A	21,800	40,530

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Concord New Energy Group Ltd.	240,000	$10,867
	Continental Aerospace Technologies Holding Ltd.	570,000	32,394
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	164,000	290,014
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	28,300	47,389
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	23,979
	CRRC Corp. Ltd., Class H	56,000	37,579
	CSG Holding Co. Ltd., Class A	33,700	19,615
	CSPC Pharmaceutical Group Ltd.	678,000	741,674
	CTS International Logistics Corp. Ltd., Class A	29,200	23,193
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	24,207
	Dian Diagnostics Group Co. Ltd., Class A	13,600	36,712
	Digital China Group Co. Ltd., Class A	8,960	31,978
	Digital China Information Service Group Co. Ltd., Class A	17,900	29,561
	Dongfang Electric Corp. Ltd., Class H	42,800	117,315
	Dongguan Aohai Technology Co. Ltd., Class A	2,400	12,208
	Dongguan Development Holdings Co. Ltd., Class A	12,900	19,404
	Dongxing Securities Co. Ltd., Class A	13,000	26,626
	Dongyue Group Ltd.	306,000	462,142
#*	DPC Dash Ltd.	8,600	43,607
	Dynagreen Environmental Protection Group Co. Ltd., Class H	62,000	44,093
	Eaglerise Electric & Electronic China Co. Ltd., Class A	9,500	33,293
		Shares	Value»
CHINA — (Continued)
	E-Commodities Holdings Ltd.	10,000	$816
*††	Elion Energy Co. Ltd., Class A	29,100	302
	Essex Bio-technology Ltd.	23,000	7,163
*	Eternal Asia Supply Chain Management Ltd., Class A	53,500	36,570
	EVA Precision Industrial Holdings Ltd.	102,000	10,395
	Ever Sunshine Services Group Ltd.	126,000	28,895
Ω	Everbright Securities Co. Ltd., Class H	38,400	37,158
	Fangda Carbon New Material Co. Ltd., Class A	30,961	23,775
	Fangda Special Steel Technology Co. Ltd., Class A	37,300	25,075
#	FIH Mobile Ltd.	10,000	24,553
*	Fosun International Ltd.	23,500	14,247
	Fufeng Group Ltd.	298,000	196,553
	Fujian Star-net Communication Co. Ltd., Class A	17,290	66,579
	Fujian Sunner Development Co. Ltd., Class A	21,500	53,233
*	Gansu Energy Chemical Co. Ltd., Class A	21,900	8,411
	Gansu Shangfeng Materials Co. Ltd., Class A	19,300	37,767
	Gansu Yasheng Industrial Group Co. Ltd., Class A	51,300	22,930
	GCL Energy Technology Co. Ltd., Class A	18,300	40,858
#*	GCL Technology Holdings Ltd.	2,545,000	197,963
*	GDS Holdings Ltd. (9698 HK), Class A	49,400	201,016
	Geely Automobile Holdings Ltd.	685,000	1,735,138
*	Genimous Technology Co. Ltd., Class A	28,400	31,498
*	Genscript Biotech Corp.	40,000	92,013

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GF Securities Co. Ltd., Class H	140,600	$306,600
	Goldwind Science & Technology Co. Ltd., Class H	94,000	116,721
	Grand Pharmaceutical Group Ltd.	167,000	109,922
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	12,900	14,836
*	Greentown China Holdings Ltd.	213,500	193,840
	Greentown Service Group Co. Ltd.	254,000	140,735
	Guangdong Advertising Group Co. Ltd., Class A	27,400	27,592
	Guangdong Construction Engineering Group Co. Ltd., Class A	45,100	22,190
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	19,900	30,658
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	11,900	28,163
	Guangdong Dowstone Technology Co. Ltd., Class A	15,500	41,659
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	7,000	50,925
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	30,200	14,829
	Guangdong Provincial Expressway Development Co. Ltd., Class A	15,200	32,790
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,300	32,088
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	61,700	20,568
	Guangshen Railway Co. Ltd., Class H	230,000	67,167
	Guangxi Liugong Machinery Co. Ltd., Class A	27,400	35,606
		Shares	Value»
CHINA — (Continued)
	Guangxi Wuzhou Communications Co. Ltd., Class A	37,700	$21,677
	Guangzhou Baiyun International Airport Co. Ltd., Class A	15,900	18,688
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	12,000	24,411
	Guangzhou KDT Machinery Group Co. Ltd., Class A	9,500	24,985
	Guangzhou Port Co. Ltd., Class A	42,200	19,439
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	15,500	20,684
	Guilin Layn Natural Ingredients Corp., Class A	17,200	16,943
	Guizhou Gas Group Corp. Ltd., Class A	22,400	20,496
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	34,800	25,498
	Guizhou Tyre Co. Ltd., Class A	34,100	22,082
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	48,100	21,311
	Guomai Technologies, Inc., Class A	10,500	10,803
Ω	Guotai Haitong Securities Co. Ltd., Class H	47,120	89,781
	Haier Smart Home Co. Ltd. (6690 HK), Class H	165,200	476,244
*	Hainan Haide Capital Management Co. Ltd., Class A	20,500	18,740
*	Hainan Meilan International Airport Co. Ltd., Class H	18,000	12,457
	Haitian International Holdings Ltd.	77,000	204,173
	Hand Enterprise Solutions Co. Ltd., Class A	17,400	43,225
	Hangzhou GreatStar Industrial Co. Ltd.	6,900	30,573
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	6,160	22,043

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	14,520	$18,916
	Hangzhou Iron & Steel Co., Class A	18,500	17,859
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,200	39,425
	Hangzhou Onechance Tech Corp., Class A	7,200	26,191
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	14,900	50,809
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	3,100	14,894
	Hanwei Electronics Group Corp., Class A	9,600	46,741
	Harbin Electric Co. Ltd., Class H	158,000	317,623
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	20,280	32,735
*	Harbin Pharmaceutical Group Co. Ltd., Class A	70,100	61,172
	HBIS Resources Co. Ltd., Class A	10,900	23,721
	Health & Happiness H&H International Holdings Ltd.	54,500	105,912
	Hefei Urban Construction Development Co. Ltd., Class A	3,000	4,760
	Henan Mingtai Al Industrial Co. Ltd., Class A	20,200	50,464
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	26,894
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	41,185
	Henan Zhongfu Industry Co. Ltd., Class A	30,400	30,447
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	24,589
		Shares	Value»
CHINA — (Continued)
	Hengan International Group Co. Ltd.	72,000	$227,129
	Hengtong Logistics Co. Ltd., Class A	8,100	12,449
	Hesteel Co. Ltd., Class A	63,500	20,134
	Hichain Logistics Co. Ltd., Class A	7,840	16,730
*	Hitevision Co. Ltd., Class A	7,600	35,556
	Hongyuan Green Energy Co. Ltd., Class A	12,600	30,013
*	Hopson Development Holdings Ltd.	19,593	6,596
	Horizon Construction Development Ltd.	101,000	8,488
	Huadian Heavy Industries Co. Ltd., Class A	10,800	9,722
	Huafu Fashion Co. Ltd., Class A	36,000	19,940
	Huaihe Energy Group Co. Ltd., Class A	68,100	35,188
	Huangshan Tourism Development Co. Ltd., Class A	6,600	11,050
	Huapont Life Sciences Co. Ltd., Class A	24,200	15,874
Ω	Huatai Securities Co. Ltd., Class H	167,600	361,297
	Huaxi Securities Co. Ltd., Class A	16,900	21,042
	Huaxin Building Materials Group Co. Ltd. (6655 HK), Class H	47,800	90,469
	Hubei Chutian Smart Communication Co. Ltd., Class A	20,700	10,826
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	6,000	23,866
	Hubei Zhenhua Chemical Co. Ltd., Class A	16,100	74,223
	Huishang Bank Corp. Ltd., Class H	135,800	87,873
	Hunan Gold Corp. Ltd., Class A	10,060	34,327
	Hunan Valin Steel Co. Ltd., Class A	42,000	24,492
*	HyUnion Holding Co. Ltd., Class A	23,200	20,086
	IKD Co. Ltd., Class A	17,400	35,037

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Infore Environment Technology Group Co. Ltd., Class A	39,700	$46,188
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	7,900	31,577
#	Inspur Digital Enterprise Technology Ltd.	78,000	22,812
	Intron Technology Holdings Ltd.	46,000	8,116
	IRICO Display Devices Co. Ltd., Class A	58,500	67,447
*	JA Solar Technology Co. Ltd., Class A	19,800	22,025
	Jade Bird Integrated Technologies Co. Ltd.	23,904	28,500
	Jangho Group Co. Ltd., Class A	27,400	35,068
	Jason Furniture Hangzhou Co. Ltd., Class A	6,300	23,506
*Ω	JD Health International, Inc.	8,750	44,032
*Ω	JD Logistics, Inc.	295,700	567,018
	Jiang Su Suyan Jingshen Co. Ltd., Class A	17,200	23,959
	Jiangling Motors Corp. Ltd., Class A	9,400	23,692
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	31,400	23,330
	Jiangsu Azure Corp., Class A	26,492	62,352
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	56,000	25,870
	Jiangsu Changbao Steeltube Co. Ltd., Class A	24,200	22,239
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	22,330	21,273
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	28,900	92,742
	Jiangsu Guomao Reducer Co. Ltd., Class A	17,300	33,595
		Shares	Value»
CHINA — (Continued)
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	36,630	$22,535
	Jiangsu Lihua Foods Group Co. Ltd.	7,900	22,314
	Jiangsu Linyang Energy Co. Ltd., Class A	25,900	22,133
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	15,700	23,304
	Jiangsu Shentong Valve Co. Ltd., Class A	12,800	24,042
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,900	46,988
	Jiangsu Soho High Hope Group Corp., Class A	56,400	19,482
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	39,446	25,789
	Jiangsu Yangnong Chemical Co. Ltd., Class A	2,900	24,310
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	34,600	23,487
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	90,600	35,715
	Jiangxi Copper Co. Ltd., Class H	17,000	76,490
	Jiangxi Ganyue Expressway Co. Ltd., Class A	32,800	20,115
	Jiangxi Guotai Group Co. Ltd., Class A	13,300	22,394
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	13,200	21,729
	Jiayin Group, Inc., ADR	1,100	2,376
*	Jilin Chemical Fibre, Class A	39,400	21,981
#*	Jinchuan Group International Resources Co. Ltd.	425,000	542
	Jingjin Equipment, Inc., Class A	7,900	15,699
	JinkoSolar Holding Co. Ltd., ADR	3,363	50,916

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinlei Technology Co. Ltd., Class A	10,000	$31,759
	Jinmao Property Services Co. Ltd.	15,891	4,703
	Jinyu Bio-Technology Co. Ltd., Class A	23,800	44,551
	Jiuzhitang Co. Ltd., Class A	16,100	21,608
	Jizhong Energy Resources Co. Ltd., Class A	34,540	24,263
	Jointown Pharmaceutical Group Co. Ltd., Class A	55,500	42,343
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	8,900	26,786
	JSTI Group, Class A	22,800	18,976
	Jutal Offshore Oil Services Ltd.	109,666	6,351
	Kaishan Group Co. Ltd., Class A	16,700	42,504
	KE Holdings, Inc., Class A	52,000	291,663
	Keda Industrial Group Co. Ltd., Class A	10,800	26,367
	Keshun Waterproof Technologies Co. Ltd., Class A	33,700	24,385
	Kinetic Development Group Ltd.	442,000	95,309
	Kingboard Holdings Ltd.	115,000	575,115
#	Kingboard Laminates Holdings Ltd.	110,500	411,652
	Kingfa Sci & Tech Co. Ltd., Class A	8,700	19,923
*	Kingsoft Cloud Holdings Ltd.	64,000	47,779
Ω	Kuaishou Technology	115,300	642,122
	Kuangda Technology Group Co. Ltd., Class A	42,400	33,239
	Kunlun Energy Co. Ltd.	756,000	699,166
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	26,900	27,781
	Launch Tech Co. Ltd., Class H	33,500	29,485
	LC Logistics, Inc.	16,800	11,330
	Lee & Man Chemical Co. Ltd.	38,000	22,888
		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	299,000	$153,075
Ω	Legend Holdings Corp., Class H	109,600	183,483
	Lenovo Group Ltd.	722,000	2,208,015
	Leo Group Co. Ltd., Class A	28,300	19,431
*	Leoch International Technology Ltd.	116,000	13,901
	Li Ning Co. Ltd.	352,500	680,967
	Lianhe Chemical Technology Co. Ltd., Class A	24,900	55,589
*	Lianlian DigiTech Co. Ltd., Class H	20,000	10,548
	Liaoning Port Co. Ltd., Class H	284,000	26,061
	Lier Chemical Co. Ltd., Class A	13,600	31,984
#*	Lifetech Scientific Corp.	232,000	43,500
#	Lingbao Gold Group Co. Ltd., Class H	26,000	63,957
#	Livzon Pharmaceutical Group, Inc., Class H	6,400	21,195
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	8,100	22,788
	Loncin Motor Co. Ltd., Class A	26,700	58,133
	Longshine Technology Group Co. Ltd., Class A	8,900	14,620
	Lucky Harvest Co. Ltd., Class A	8,580	36,933
	Luolai Lifestyle Technology Co. Ltd., Class A	15,600	25,764
	Luoniushan Co. Ltd., Class A	25,900	20,181
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,700	37,768
	Luxi Chemical Group Co. Ltd., Class A	14,500	27,133
#*Ω	Luye Pharma Group Ltd.	171,000	44,362
	Lygend Resources & Technology Co. Ltd.-H, Class H	21,000	35,445
*	Maanshan Iron & Steel Co. Ltd., Class H	120,000	26,173

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Maccura Biotechnology Co. Ltd., Class A	14,000	$18,863
#Ω	Maoyan Entertainment	31,000	17,876
	Meihua Holdings Group Co. Ltd., Class A	21,300	25,628
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	66,600	47,128
	Mesnac Co. Ltd., Class A	22,100	18,964
Ω	Midea Real Estate Holding Ltd.	32,200	12,315
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	1,600	13,881
	Minmetals Development Co. Ltd., Class A	21,300	30,289
	Minth Group Ltd.	142,000	503,009
#*	MMG Ltd.	487,199	522,860
*Ω	Mobvista, Inc.	49,000	69,920
	Moon Environment Technology Co. Ltd., Class A	16,460	85,956
#	Morimatsu International Holdings Co. Ltd.	56,000	46,899
*	Nanhua Futures Co. Ltd., Class A	12,200	31,484
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,400	32,237
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	55,856
	Nanjing Pharmaceutical Group Co. Ltd.	31,500	23,654
	Nanjing Tanker Corp., Class A	66,500	35,878
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,900	30,962
*Ω	NetEase Cloud Music, Inc.	5,900	96,112
	New China Life Insurance Co. Ltd., Class H	153,600	947,149
	Newland Digital Technology Co. Ltd., Class A	13,100	36,510
	Nexteer Automotive Group Ltd.	193,000	103,385
		Shares	Value»
CHINA — (Continued)
*	Nine Dragons Paper Holdings Ltd.	280,000	$269,829
	Ningbo Boway Alloy Material Co. Ltd., Class A	8,400	20,741
	Ningbo Huaxiang Electronic Co. Ltd., Class A	10,600	29,395
	Ningbo Jintian Copper Group Co. Ltd., Class A	30,400	44,231
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,800	23,481
*	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	4,146	17,181
*	Ningbo Shanshan Co. Ltd., Class A	17,100	32,267
	Ningbo Xusheng Group Co. Ltd., Class A	12,600	21,261
	Ningbo Yunsheng Co. Ltd., Class A	10,700	17,383
	NKY Medical Holdings Ltd., Class A	16,440	30,068
	Norinco International Cooperation Ltd., Class A	22,300	30,709
	North Chemical Industries Co. Ltd., Class A	15,200	44,401
	North China Pharmaceutical Co. Ltd., Class A	34,500	24,642
	Northeast Pharmaceutical Group Co. Ltd., Class A	35,500	24,096
	Northeast Securities Co. Ltd., Class A	28,400	34,098
*	Nuode New Materials Co. Ltd., Class A	10,200	12,322
#	Onewo, Inc., Class H	21,600	46,427
	Oppein Home Group, Inc., Class A	4,600	23,715
	Opple Lighting Co. Ltd., Class A	7,800	20,048
	ORG Technology Co. Ltd., Class A	58,200	42,607
	Orient International Enterprise Ltd., Class A	9,500	8,848
Ω	Orient Securities Co. Ltd., Class H	164,400	119,943

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	PCI Technology Group Co. Ltd., Class A	40,700	$29,316
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	164,500	0
	Pengxin International Mining Co. Ltd., Class A	24,400	23,868
	PharmaBlock Sciences Nanjing, Inc., Class A	5,300	28,746
	PICC Property & Casualty Co. Ltd., Class H	360,000	751,336
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	40,400	47,881
	Poly Property Group Co. Ltd.	201,637	39,099
	Porton Pharma Solutions Ltd., Class A	6,900	15,862
	Prinx Chengshan Holdings Ltd.	20,000	17,058
	Pylon Technologies Co. Ltd., Class A	3,881	25,047
	Q Technology Group Co. Ltd.	123,000	107,827
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	30,203
	Qingdao East Steel Tower Stock Co. Ltd., Class A	38,100	105,903
	Qingdao Gon Technology Co. Ltd., Class A	5,328	37,008
Ω	Qingdao Port International Co. Ltd., Class H	87,000	78,940
	Qingdao Rural Commercial Bank Corp., Class A	127,700	60,000
	Qinhuangdao Port Co. Ltd., Class H	74,500	22,346
	Rainbow Digital Commercial Co. Ltd., Class A	38,250	25,880
	Renhe Pharmacy Co. Ltd., Class A	26,500	21,311
	Rianlon Corp., Class A	6,700	37,401
	Rizhao Port Co. Ltd., Class A	56,400	23,233
		Shares	Value»
CHINA — (Continued)
*	RongFa Nuclear Equipment Co. Ltd., Class A	49,300	$41,859
	Runjian Co. Ltd., Class A	3,100	22,038
	Sanjiang Shopping Club Co. Ltd., Class A	12,600	19,303
	Sanquan Food Co. Ltd., Class A	7,110	13,949
*	Sansteel Minguang Co. Ltd. Fujian, Class A	54,900	26,513
	Sansure Biotech, Inc., Class A	9,291	21,255
	Sany Heavy Equipment International Holdings Co. Ltd.	209,000	197,971
	Sealand Securities Co. Ltd., Class A	73,504	41,825
*	Seazen Group Ltd.	82,000	15,038
*††	S-Enjoy Service Group Co. Ltd.	63,000	4,217
	SF Holding Co. Ltd. 6936 HK, Class H	15,000	64,673
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	39,800	21,687
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	44,500	19,382
*	Shaanxi Heimao Coking Co. Ltd., Class A	58,400	28,223
	Shandong Bohui Paper Industrial Co. Ltd., Class A	30,100	21,921
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	14,900	11,257
*	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	46,100	22,207
	Shandong Humon Smelting Co. Ltd., Class A	11,000	21,856
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	10,900	20,804
	Shandong Lukang Pharma, Class A	17,900	19,551

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	2,600	$21,785
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	46,800	20,034
	Shandong WIT Dyne Health Co. Ltd., Class A	6,000	23,116
	Shandong Xiantan Group Co. Ltd.	11,300	10,277
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	32,000	24,974
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	13,390	17,275
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	15,500	23,196
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	10,800	19,761
*	Shanghai Bright Meat Group Co. Ltd., Class A	27,000	20,963
	Shanghai Construction Group Co. Ltd., Class A	62,100	21,795
	Shanghai Datun Energy Resources Co. Ltd., Class A	18,620	23,619
	Shanghai Environment Group Co. Ltd., Class A	21,400	22,567
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	11,500	24,121
	Shanghai Huafon Aluminium Corp., Class A	10,100	23,479
	Shanghai Huayi Group Co. Ltd., Class A	22,900	27,864
#	Shanghai Industrial Holdings Ltd.	75,000	132,177
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	8,700	25,093
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	24,600	20,034
		Shares	Value»
CHINA — (Continued)
	Shanghai Lingang Holdings Corp. Ltd., Class A	18,900	$25,089
	Shanghai M&G Stationery, Inc., Class A	5,500	19,092
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	49,187
*	Shanghai Milkground Food Tech Co. Ltd., Class A	8,700	29,676
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	95,900	147,101
	Shanghai QiFan Cable Co. Ltd., Class A	9,600	25,952
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	2,100	2,749
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,400	29,792
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	44,367
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	11,000	14,271
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	45,100	28,922
	Shanghai Zhonggu Logistics Co. Ltd., Class A	26,300	41,997
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	15,300	14,365
	Shantui Construction Machinery Co. Ltd., Class A	17,600	29,554
	Shanxi Blue Flame Holding Co. Ltd., Class A	27,000	27,972
	Shanxi Coal International Energy Group Co. Ltd., Class A	27,500	51,474
*	Shanxi Guoxin Energy Corp. Ltd., Class A	51,440	24,687

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Hi-speed Group Co. Ltd., Class A	32,600	$22,750
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	25,480	26,404
*	Shanxi Meijin Energy Co. Ltd., Class A	37,100	19,830
	Shanxi Securities Co. Ltd., Class A	33,600	26,943
*	Shenma Industry Co. Ltd., Class A	26,406	24,812
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	188,000	61,691
	Shenzhen Agricultural Power Group Co. Ltd., Class A	12,300	10,815
	Shenzhen Aisidi Co. Ltd., Class A	14,000	20,756
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	18,927
*	Shenzhen Das Intellitech Co. Ltd., Class A	65,900	27,881
	Shenzhen Desay Battery Technology Co., Class A	5,980	21,627
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	8,300	33,905
	Shenzhen Gas Corp. Ltd., Class A	31,800	30,850
	Shenzhen Gongjin Electronics Co. Ltd., Class A	18,500	39,673
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,500	12,887
#	Shenzhen International Holdings Ltd.	149,521	116,418
	Shenzhen Invt Electric Co. Ltd., Class A	20,200	19,519
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	22,764
	Shenzhen Kedali Industry Co. Ltd., Class A	1,200	32,314
	Shenzhen Kinwong Electronic Co. Ltd., Class A	3,000	32,285
		Shares	Value»
CHINA — (Continued)
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	$19,727
	Shenzhen Leaguer Co. Ltd., Class A	19,200	20,197
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	35,214
	Shenzhen MTC Co. Ltd., Class A	30,300	33,259
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	67,000	20,953
	Shenzhen Noposin Crop Science Co. Ltd., Class A	11,900	16,340
	Shenzhen SC New Energy Technology Corp., Class A	4,900	41,455
	Shenzhen Senior Technology Material Co. Ltd., Class A	20,700	40,808
	Shenzhen Tagen Group Co. Ltd., Class A	43,000	21,422
	Shenzhen Topband Co. Ltd., Class A	16,700	25,403
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	11,800	29,204
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,600	23,323
*	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	14,201
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	55,577
	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	9,600	18,888
††	Shouhang High-Tech Energy Co. Ltd., Class A	26,100	271
*	Sichuan Chengfei Integration Technology Corp., Class A	7,000	23,704
	Sichuan EM Technology Co. Ltd., Class A	11,200	57,046

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	93,900	$32,952
*	Sichuan Lutianhua Co. Ltd., Class A	21,500	11,460
	Sichuan New Energy Power Co. Ltd., Class A	14,800	26,825
	Sichuan Yahua Industrial Group Co. Ltd., Class A	16,200	42,025
	Sihuan Pharmaceutical Holdings Group Ltd.	389,000	44,573
	SIIC Environment Holdings Ltd. (SIIC SP)	349,300	44,357
Ω	Simcere Pharmaceutical Group Ltd.	43,000	67,656
	Sinofert Holdings Ltd.	484,000	80,104
	Sinomach Precision Industry Group Co. Ltd., Class A	6,100	38,060
	Sinopec Engineering Group Co. Ltd., Class H	269,000	186,260
*	Sinopec Oilfield Equipment Corp., Class A	28,700	22,381
	Sinopharm Group Co. Ltd., Class H	99,200	219,985
	Sino-Platinum Metals Co. Ltd., Class A	10,790	29,342
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	19,425
	Sinosteel New Materials Co. Ltd., Class A	20,200	24,027
	Sinotrans Ltd., Class H	409,000	246,070
	Sinotruk Jinan Truck Co. Ltd., Class A	19,900	68,418
*	Skyworth Group Ltd.	56,000	31,184
Ω	Smoore International Holdings Ltd.	108,000	126,775
	Snowsky Salt Industry Group Co. Ltd., Class A	29,900	23,678
	Sobute New Materials Co. Ltd., Class A	6,400	9,473
	Stanley Agricultural Group Co. Ltd., Class A	24,600	32,649
		Shares	Value»
CHINA — (Continued)
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	29,900	$20,248
	STO Express Co. Ltd., Class A	17,500	36,494
	Sumec Corp. Ltd., Class A	11,800	19,525
	Sun King Technology Group Ltd.	130,000	22,579
	Sunny Optical Technology Group Co. Ltd.	87,600	626,091
	Sunrise Group Co. Ltd., Class A	23,200	20,183
#*	Sunshine Lake Pharma Co. Ltd., Class H	14,520	77,315
	Sunstone Development Co. Ltd., Class A	10,700	26,999
	Suntak Technology Co. Ltd., Class A	16,600	27,405
	Sunward Intelligent Equipment Co. Ltd., Class A	17,400	18,677
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	22,102
*	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	4,000	101,510
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	47,100	26,019
#	Symphony Holdings Ltd.	210,000	35,053
	TangShan Port Group Co. Ltd., Class A	58,200	41,811
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	25,131
*	Tanwan, Inc.	6,000	7,822
	Tasly Pharmaceutical Group Co. Ltd., Class A	10,000	23,882
	Tayho Advanced Materials Group Co. Ltd., Class A	12,200	20,585
	TCL Electronics Holdings Ltd.	176,000	362,135
	Ten Pao Group Holdings Ltd.	76,000	16,275

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tencent Music Entertainment Group, Class A	4,800	$23,094
	Three's Co. Future Technology Group Co. Ltd., Class A	6,200	31,747
	Tian An China Investment Co. Ltd.	7,000	3,189
	Tian Di Science & Technology Co. Ltd., Class A	50,500	36,905
	Tiangong International Co. Ltd.	254,000	95,098
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	66,000	32,225
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	33,200	16,574
	Tianjin Port Co. Ltd., Class A	34,400	22,582
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,400	21,168
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	32,500	25,044
*	Tianma Microelectronics Co. Ltd., Class A	9,600	9,193
	Tianneng Battery Group Co. Ltd., Class A	6,562	21,963
#*	Tianqi Lithium Corp., Class H	12,000	51,115
	Tianrun Industry Technology Co. Ltd., Class A	30,100	37,363
	Tianshan Aluminum Group Co. Ltd., Class A	25,900	50,727
	Tinergy Chemical Co. Ltd., Class A	61,200	42,049
*	Titan Wind Energy Suzhou Co. Ltd., Class A	20,900	19,754
	Tofflon Science & Technology Group Co. Ltd., Class A	15,300	27,583
	Tomson Group Ltd.	34,000	9,865
	Tong Ren Tang Technologies Co. Ltd., Class H	48,000	21,533
	Tongcheng Travel Holdings Ltd.	15,200	27,671
		Shares	Value»
CHINA — (Continued)
	Tongguan Gold Group Ltd.	82,000	$21,542
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	17,800	22,050
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	26,672
*	Topsec Technologies Group, Inc., Class A	35,600	34,720
	TravelSky Technology Ltd., Class H	90,000	99,273
	Tsingtao Brewery Co. Ltd., Class H	68,000	404,282
	TSP Wind Power Group Co. Ltd., Class A	12,900	14,653
#*Ω	Tuhu Car, Inc.	17,700	27,308
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	82,400	0
	Unilumin Group Co. Ltd., Class A	32,500	24,465
#	Uni-President China Holdings Ltd.	98,000	94,265
	V V Food & Beverage Co. Ltd., Class A	41,900	19,986
	Valiant Co. Ltd., Class A	18,300	34,635
	Vipshop Holdings Ltd., ADR	46,395	711,699
*Ω	Viva Biotech Holdings	265,500	43,961
	Wangneng Environment Co. Ltd., Class A	8,300	17,626
	Wasion Holdings Ltd.	98,000	220,565
	Wasu Media Holding Co. Ltd., Class A	16,300	16,883
	Weichai Power Co. Ltd., Class H	259,000	1,082,931
	Weifu High-Technology Group Co. Ltd., Class A	9,600	25,476
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	13,600	19,238
#	West China Cement Ltd.	528,000	120,614
	Windey Energy Technology Group Co. Ltd., Class A	11,000	19,221

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Wuhan P&S Information Technology Co. Ltd., Class A	17,000	$29,045
	Wuhu Token Science Co. Ltd., Class A	27,900	27,487
	Wushang Group Co. Ltd., Class A	20,400	21,888
*Ω	Wuxi Biologics Cayman, Inc.	14,000	69,097
	Wuxi Boton Technology Co. Ltd., Class A	10,500	30,032
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	17,800	42,192
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	36,175
	Wuxi Rural Commercial Bank Co. Ltd., Class A	30,400	25,450
	Wuxi Taiji Industry Ltd. Co., Class A	21,300	54,154
	Xiamen Bank Co. Ltd., Class A	57,200	66,074
	Xiamen Changelight Co. Ltd., Class A	14,500	35,403
	Xiamen International Airport Co. Ltd., Class A	8,900	19,626
	Xiamen Kingdomway Group Co., Class A	8,500	17,814
	Xiamen Xiangyu Co. Ltd., Class A	31,700	31,493
	Xiandai Investment Co. Ltd., Class A	19,900	11,087
	Xianhe Co. Ltd., Class A	7,900	22,926
	Xin Point Holdings Ltd.	25,000	12,437
	Xinfengming Group Co. Ltd., Class A	25,400	73,526
	Xingfa Aluminium Holdings Ltd.	46,000	39,129
	Xinjiang Communications Construction Group Co. Ltd., Class A	13,200	20,580
	Xinjiang Joinworld Co. Ltd., Class A	10,900	14,555
		Shares	Value»
CHINA — (Continued)
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	41,700	$21,379
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	23,700	27,102
	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	37,263
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,600	45,125
#	Xinyi Energy Holdings Ltd.	762,936	87,463
	Xinyi Solar Holdings Ltd.	272,037	76,365
	Xinzhi Group Co. Ltd., Class A	7,200	16,877
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,900	30,527
	Xtep International Holdings Ltd.	154,555	74,486
	Yangling Metron New Material, Inc., Class A	8,680	20,312
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	19,500	236,527
	Yankuang Energy Group Co. Ltd., Class H	12,400	18,875
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	9,300	15,350
	Yechiu Metal Recycling China Ltd., Class A	67,200	30,817
	Yifan Pharmaceutical Co. Ltd., Class A	13,300	20,224
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,000	20,759
	Yonfer Agricultural Technology Co. Ltd., Class A	13,200	27,366
	Yongjin Technology Group Co. Ltd.	9,000	27,045
	YongXing Special Materials Technology Co. Ltd., Class A	5,500	36,732

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yotrio Group Co. Ltd., Class A	60,200	$24,068
*	Youzu Interactive Co. Ltd., Class A	19,500	32,652
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	15,900	19,799
*	Yueyang Forest & Paper Co. Ltd., Class A	45,200	22,562
	YUNDA Holding Group Co. Ltd., Class A	31,300	32,093
	Yunnan Energy Investment Co. Ltd., Class A	7,600	10,797
	Yusys Technologies Co. Ltd., Class A	14,600	35,946
	ZCZL Industrial Technology Group Co. Ltd., Class H	53,400	95,781
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	16,600	23,078
	Zhejiang Communications Technology Co. Ltd., Class A	36,540	19,539
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,300	18,847
	Zhejiang Crystal-Optech Co. Ltd., Class A	7,400	27,720
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	19,300	31,156
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	14,100	22,056
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	7,600	13,989
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	15,800	19,140
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	4,000	3,009
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hailiang Co. Ltd., Class A	14,600	$39,753
	Zhejiang Hailide New Material Co. Ltd., Class A	26,000	20,633
	Zhejiang HangKe Technology, Inc. Co., Class A	5,930	18,364
	Zhejiang Hangmin Co. Ltd., Class A	13,800	13,676
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	11,500	19,708
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	23,466
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	9,500	23,531
	Zhejiang Huangma Technology Co. Ltd., Class A	13,600	26,250
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,600	34,986
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	31,182
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,500	22,651
	Zhejiang Medicine Co. Ltd., Class A	6,600	11,833
	Zhejiang Runtu Co. Ltd., Class A	22,300	45,271
	Zhejiang Semir Garment Co. Ltd., Class A	32,200	29,652
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	27,080	20,344
	Zhejiang Southeast Space Frame Co. Ltd., Class A	16,800	15,505
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	28,400	23,783
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,500	16,171
	Zhejiang Wanliyang Co. Ltd., Class A	23,600	19,683
	Zhejiang Wanma Co. Ltd., Class A	20,500	31,478

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Wansheng Co. Ltd., Class A	7,900	$11,582
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	15,200	23,912
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,500	14,605
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	20,132
	Zhejiang Yasha Decoration Co. Ltd., Class A	30,000	15,630
	Zhende Medical Co. Ltd., Class A	2,900	39,078
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	43,800	29,205
*	Zhewen Interactive Group Co. Ltd., Class A	17,700	20,489
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	8,700	28,151
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	28,500	31,247
	Zhongtong Bus Holding Co. Ltd., Class A	14,200	21,824
Ω	Zhou Hei Ya International Holdings Co. Ltd.	147,500	24,457
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	45,800	196,612
	Zhuzhou Kibing Group Co. Ltd., Class A	51,400	43,148
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	26,900	20,111
Ω	ZJLD Group, Inc.	57,400	58,324
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	260,602
#	ZTE Corp., Class H	11,200	35,444
		Shares	Value»
CHINA — (Continued)
	ZTO Express Cayman, Inc. (2057 HK)	51,950	$1,243,225
TOTAL CHINA			57,428,468
COLOMBIA — (0.0%)
*	Corp. Financiera Colombiana SA	45,041	292,658
	Grupo Argos SA	4,811	25,770
TOTAL COLOMBIA			318,428
DENMARK — (1.9%)
	AL Sydbank	19,997	1,925,546
	Alm Brand AS	271,061	712,861
	Ambu AS, Class B	12,699	141,937
*	Bavarian Nordic AS	17,341	475,348
	D/S Norden AS	8,097	421,636
*	Dfds AS	3,619	69,418
	Djurslands Bank AS	66	10,916
	FLSmidth & Co. AS	12,486	936,986
#	Foroya Banki P	1,321	58,091
#*	GN Store Nord AS	25,766	388,726
#	GronlandsBANKEN AS	210	35,892
	H Lundbeck AS (HLUNA DC), Class A	9,961	55,358
	H Lundbeck AS (HLUNB DC)	75,924	485,749
#*	H&H International AS, Class B	3,666	58,565
	ISS AS	30,309	1,343,335
	Jyske Bank AS	10,324	1,638,679
#	Matas AS	11,962	166,690
*	NKT AS	12,922	1,763,691
	Per Aarsleff Holding AS	6,619	737,233
	Ringkjoebing Landbobank AS	6,980	1,875,718
	Rockwool AS ROCKA DC, Class A	14,160	477,002
	Rockwool AS ROCKB DC, Class B	26,200	837,117
	Royal Unibrew AS	4,229	317,243
Ω	Scandinavian Tobacco Group AS, Class A	2,814	31,238
	Schouw & Co. AS	4,385	419,513
	SJF Bank AS	4,899	316,398
#*	Solar AS, Class B	1,028	34,726
	SP Group AS	2,842	208,374
	TORM PLC, Class A	10,231	311,935
#	Tryg AS	21,310	507,127
	UIE PLC	971	54,614
#*	Zealand Pharma AS	10,026	471,315
TOTAL DENMARK			17,288,977

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (1.4%)
	Aktia Bank OYJ	11,821	$163,732
#	Alandsbanken Abp, Class B	2,284	115,272
	Anora Group OYJ	7,486	31,443
	Apetit OYJ	1,113	16,197
	Atria OYJ	3,506	63,403
#	Bittium OYJ	5,009	164,825
	Digia OYJ	4,078	28,191
Ω	Enento Group OYJ	1,563	27,313
#	Fiskars OYJ Abp	8,676	129,989
	Fortum OYJ	89,128	2,026,214
	Hiab OYJ	9,901	672,845
	Huhtamaki OYJ	9,797	349,391
	Kalmar OYJ, Class B	10,303	458,162
	Kemira OYJ	28,847	566,205
	Kesko OYJ (KESKOA FH), Class A	9,409	229,645
	Kesko OYJ (KESKOB FH), Class B	33,522	835,279
	Konecranes OYJ	39,030	1,217,571
	Lassila & Tikanoja OYJ	4,817	37,367
*	Lindex Group OYJ	19,529	51,506
	Luotea PLC	2,081	4,582
	Neste OYJ	18,778	665,462
	NoHo Partners OYJ	1,625	14,265
#	Nokian Renkaat OYJ	3,467	61,012
	Olvi OYJ, Class A	684	26,129
	Oma Saastopankki OYJ	1,150	22,472
	Oriola OYJ (OKDBV FH), Class B	17,177	17,757
	Outokumpu OYJ	32,057	193,055
	Pihlajalinna OYJ	5,094	60,355
	Ponsse OYJ	730	19,635
	Raisio OYJ, Class V	23,694	70,437
	Sanoma OYJ	19,907	203,265
	Scanfil OYJ	3,530	46,760
	Taaleri PLC	2,423	20,250
	Teleste OYJ	3,463	13,269
#Ω	Terveystalo OYJ	22,008	191,947
	Tieto OYJ	14,444	309,163
	UPM-Kymmene OYJ	79,119	2,152,494
	Valmet OYJ	34,864	1,051,248
	Wartsila OYJ Abp	11,336	384,409
*	YIT OYJ	606	2,048
TOTAL FINLAND			12,714,564
FRANCE — (3.4%)
*	74Software SA	1,452	63,664
	Accor SA	602	31,308
	Alten SA	701	60,961
Ω	Amundi SA	10,773	1,177,160
	Arkema SA	8,679	591,149
Ω	Ayvens SA	68,566	924,113
	Boiron SA	407	12,885
	Bonduelle SCA	2,599	27,503
	Bouygues SA	43,820	2,468,370
		Shares	Value»
FRANCE — (Continued)
	Capgemini SE	7,956	$945,656
	Carrefour SA	116,621	2,140,226
	Cie des Alpes	6,017	141,763
	Cie Generale des Etablissements Michelin SCA	24,173	977,084
*	Clariane SE	11,682	53,877
	Coface SA	31,317	571,598
	Derichebourg SA	27,304	293,955
	Eiffage SA	17,229	2,448,750
	Elis SA	49,928	1,432,130
	Etablissements Maurel et Prom SA	19,827	186,502
	Exel Industries SA, Class A	396	8,961
	Fnac Darty SA (FNAC FP)	2,263	90,186
*	Forvia SE (FRVIA FP)	34,429	355,684
	GL Events SACA	2,198	79,989
	Groupe Crit SA	1,048	64,731
	Groupe SFPI	8,334	20,047
	Imerys SA	3,728	101,507
	IPSOS SA	10,696	441,903
	Jacquet Metals SACA	2,639	64,584
	JCDecaux SE	9,155	239,835
	LNA Sante SA	1,202	48,173
	Manitou BF SA	2,169	55,380
	Mersen SA	4,415	190,180
#	Metropole Television SA	6,128	85,728
	North Atlantic Energies	189	14,554
	Opmobility	10,161	150,889
	Pernod Ricard SA	10,366	807,856
	Publicis Groupe SA (PUB FP)	8,731	931,864
	Renault SA	35,726	1,128,093
	Rexel SA	53,173	2,206,450
	Samse SACA	83	11,304
	Savencia SA	1,752	128,168
	SCOR SE	26,497	1,048,252
	SEB SA	767	51,661
	SES SA	68,341	453,703
*Ω	SMCP SA	7,563	58,256
	Societe BIC SA	4,616	361,921
	Societe LDC SADIR	1,650	217,618
	Sodexo SA	9,965	655,266
	Sopra Steria Group	2,017	428,132
	Stef SA	1,010	158,110
#	STMicroelectronics NV (STM FP)	10,037	536,161
	Synergie SE	2,390	81,267
	Technip Energies NV	11,723	405,460
	Teleperformance SE	8,279	658,677
#	Television Francaise 1 SA	7,864	64,467
	Thermador Groupe	289	25,259

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Trigano SA	2,049	$357,917
#*	Ubisoft Entertainment SA	2,364	15,639
	Valeo SE	52,711	912,000
*	Vallourec SACA	35,343	852,150
	Vetoquinol SA	391	32,924
	Vicat SACA	5,082	384,725
	VIEL & Cie SA	3,477	76,016
*	Viridien	1,415	152,154
#*	Voltalia SA	2,843	22,951
	Wavestone	194	7,273
*Ω	X-Fab Silicon Foundries SE	4,159	31,135
TOTAL FRANCE			29,823,814
GERMANY — (3.1%)
	1&1 AG	10,207	233,195
	Adesso SE	458	31,004
	Adtran Networks SE	551	14,742
	AIXTRON SE	772	32,564
	All for One Group SE	212	16,589
Ω	Aumann AG	1,490	23,904
*	Aumovio SE	10,520	485,740
	Aurubis AG	9,174	1,930,410
	Bechtle AG	12,277	514,110
Ω	Befesa SA	4,810	193,970
#	Beiersdorf AG	5,308	493,066
	Bijou Brigitte AG	952	52,789
	Bilfinger SE	9,612	919,253
	Borussia Dortmund GmbH & Co. KGaA	3,963	13,864
	Brenntag SE	14,213	1,002,251
	CANCOM SE (COK GR)	3,389	93,711
	Carl Zeiss Meditec AG	1,879	66,211
*	Ceconomy AG	19,048	93,439
	Cewe Stiftung & Co. KGaA	895	99,127
	Commerzbank AG	30,295	1,321,286
	Continental AG	21,040	1,749,755
	Dermapharm Holding SE DMP GR	1,235	58,423
#	Deutz AG	25,865	295,122
	Draegerwerk AG & Co. KGaA	638	61,433
	Duerr AG	5,252	108,442
Ω	DWS Group GmbH & Co. KGaA	6,550	552,483
	Elmos Semiconductor SE	1,514	255,841
	ElringKlinger AG	5,891	32,980
#	Energiekontor AG	1,002	39,601
	Evonik Industries AG	38,307	774,939
	flatexDEGIRO SE	19,433	818,228
#	FORTEC Elektronik AG	585	7,358
		Shares	Value»
GERMANY — (Continued)
	Fraport AG Frankfurt Airport Services Worldwide	8,850	$691,381
	Freenet AG	29,909	840,474
	Fresenius Medical Care AG (FME GR)	47,923	2,459,496
	FUCHS SE	3,608	144,033
	Gesco SE	1,495	23,165
	GFT Technologies SE	2,002	52,826
#Ω	Hapag-Lloyd AG	2,314	339,576
#*	Heidelberger Druckmaschinen AG	55,730	87,098
	Hornbach Holding AG & Co. KGaA	2,266	218,294
#*	Hugo Boss AG	5,097	222,761
	Indus Holding AG	3,890	142,614
Ω	Instone Real Estate Group SE	17,183	152,306
	Jenoptik AG	5,621	243,536
Ω	JOST Werke SE	2,743	183,477
	KION Group AG	16,902	764,857
	Kontron AG	8,109	209,547
	Krones AG	3,273	421,811
	KSB SE & Co. KGaA	62	67,881
	KWS Saat SE & Co. KGaA	2,335	193,222
	Lanxess AG	9,409	179,726
#*	Medios AG	226	2,855
	MLP SE	21,361	190,567
#	Mutares SE & Co. KGaA	3,438	105,896
	Norma Group SE	3,661	77,185
	Pfeiffer Vacuum Technology AG	137	25,900
	ProCredit Holding AG	2,170	20,556
*	Puma SE (PUM GR)	794	25,328
*	PVA TePla AG	1,343	51,590
	Qiagen NV QGEN US	15,260	631,781
	Qiagen NV QIA GR	702	28,870
#	RTL Group SA	5,153	192,911
	SAF-Holland SE	5,757	143,919
	Salzgitter AG	617	36,965
#	Schaeffler AG	27,583	227,358
#	Schott Pharma AG & Co. KGaA	770	19,557
*	Siemens Energy AG	6,363	1,087,074
#	Sixt SE	3,240	268,207
	Springer Nature AG & Co. KGaA	2,925	62,374
	Stabilus SE	589	9,799
	STRATEC SE	1,949	44,121
*	Suedzucker AG	2,905	37,955
	Surteco Group SE	1,741	16,976
#	Symrise AG	7,933	814,084
	Technotrans SE	1,385	49,815
	thyssenkrupp AG	50,351	706,569

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Traton SE	12,614	$593,001
	TUI AG	27,344	238,147
	United Internet AG	16,282	444,794
#	Vossloh AG	2,379	160,343
*	Wacker Chemie AG	2,083	213,350
	Wacker Neuson SE	6,624	167,319
	Wuestenrot & Wuerttembergische AG	1,892	31,883
#*Ω	Zalando SE	22,599	737,071
TOTAL GERMANY			27,488,031
GREECE — (0.2%)
	Alpha Bank SA	31,801	157,693
	Autohellas Tourist & Trading SA	2,826	37,874
	ElvalHalcor SA	7,892	34,284
	Fourlis Holdings SA	2,763	13,030
	GEK Terna SA	2,732	143,007
	Helleniq Energy Holdings SA	9,333	139,617
	Jumbo SA	1,462	40,853
	Motor Oil Hellas Corinth Refineries SA	6,837	401,651
	Piraeus Bank SA	6,260	73,017
	Sarantis SA	2,655	44,362
	Thrace Plastics Holding & Co.	2,463	13,510
	Titan SA (TITC GA)	5,589	336,372
TOTAL GREECE			1,435,270
HONG KONG — (0.8%)
	Bank of East Asia Ltd.	172,424	366,277
#Ω	Budweiser Brewing Co. APAC Ltd.	102,300	85,698
	Build King Holdings Ltd.	120,000	22,477
	Cafe de Coral Holdings Ltd.	8,000	5,664
	Cathay Pacific Airways Ltd.	201,000	373,934
	Chow Sang Sang Holdings International Ltd.	65,000	96,422
	CITIC Telecom International Holdings Ltd.	397,000	140,742
*	CK Life Sciences International Holdings, Inc.	46,000	3,285
Ω	Crystal International Group Ltd.	78,500	64,719
	CTF Services Ltd.	220,248	230,266
		Shares	Value»
HONG KONG — (Continued)
*††	CW Group Holdings Ltd.	183,500	$0
	Dah Sing Banking Group Ltd.	85,600	164,473
	Dah Sing Financial Holdings Ltd.	41,200	261,735
#*	Deep Source Holdings Ltd.	660,000	43,876
	Dream International Ltd.	42,000	37,313
	First Pacific Co. Ltd.	560,000	399,712
*Ω	FIT Hon Teng Ltd.	386,000	230,901
*Ω	Frontage Holdings Corp.	64,000	9,593
	Giordano International Ltd.	136,000	24,266
#	Guotai Junan International Holdings Ltd.	543,000	144,017
	Hang Lung Group Ltd.	137,000	241,134
	Hang Lung Properties Ltd.	308,504	286,709
*	Hong Kong Technology Venture Co. Ltd.	12,774	1,725
	Hutchison Telecommunications Hong Kong Holdings Ltd.	244,000	36,420
	IGG, Inc.	24,000	10,219
Ω	Impro Precision Industries Ltd.	75,000	69,265
	Jacobson Pharma Corp. Ltd.	24,000	3,268
	Johnson Electric Holdings Ltd.	77,555	183,976
	Kerry Properties Ltd.	56,000	139,726
	KLN Logistics Group Ltd.	63,500	48,476
	Luk Fook Holdings International Ltd.	47,000	147,329
	Midland Holdings Ltd.	93,517	26,921
	Modern Dental Group Ltd.	32,000	31,381
*	Mongolian Mining Corp.	162,000	147,642
	NagaCorp Ltd.	116,000	51,299
	Oriental Watch Holdings	52,000	21,813
	Pacific Basin Shipping Ltd.	653,000	272,847
	Pacific Textiles Holdings Ltd.	97,000	12,516
	PAX Global Technology Ltd.	71,000	35,700

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Pico Far East Holdings Ltd.	240,000	$68,844
	PRADA SpA	41,500	227,943
	Sa Sa International Holdings Ltd.	198,000	23,276
Ω	Samsonite Group SA	154,500	278,032
	SAS Dragon Holdings Ltd.	64,000	62,219
	Shangri-La Asia Ltd.	84,000	44,296
#*	SJM Holdings Ltd.	319,000	64,647
	SmarTone Telecommunications Holdings Ltd.	97,500	60,972
	Stella International Holdings Ltd.	108,500	201,640
	SUNeVision Holdings Ltd.	99,000	61,018
	Swire Pacific Ltd. (87 HK), Class B	67,500	128,709
*	Texhong International Group Ltd.	48,000	40,184
	Transport International Holdings Ltd.	13,594	16,443
	Truly International Holdings Ltd.	222,000	24,027
#	United Laboratories International Holdings Ltd.	154,000	175,227
	Vedan International Holdings Ltd.	80,000	7,118
#	Vitasoy International Holdings Ltd.	80,000	66,056
*	Vobile Group Ltd.	142,000	44,933
	VSTECS Holdings Ltd.	192,000	229,598
Ω	WH Group Ltd.	319,160	343,406
*	Xingye Alloy Materials Group Ltd.	84,000	9,599
	Xinyi Glass Holdings Ltd.	265,893	315,734
#	Yue Yuen Industrial Holdings Ltd.	160,500	290,475
TOTAL HONG KONG			7,258,132
HUNGARY — (0.1%)
	Richter Gedeon Nyrt	10,907	406,386
INDIA — (5.1%)
	360 ONE WAM Ltd.	13,598	161,676
*	5Paisa Capital Ltd.	1,165	4,272
	Aarti Drugs Ltd.	6,456	28,627
	Aarti Industries Ltd.	13,472	68,636
	Aarti Pharmalabs Ltd.	6,106	42,870
	ACC Ltd.	5,866	83,609
	ADF Foods Ltd.	15,440	43,848
*	Aditya Birla Lifestyle Brands Ltd.	2,501	2,478
		Shares	Value»
INDIA — (Continued)
	Aditya Birla Real Estate Ltd.	3,663	$54,434
	Advanced Enzyme Technologies Ltd.	6,791	22,492
	Aegis Logistics Ltd.	24,003	320,960
	AGI Greenpac Ltd.	5,757	42,687
	Ahluwalia Contracts India Ltd.	6,104	52,745
	AIA Engineering Ltd.	2,956	140,923
	Ajmera Realty & Infra India Ltd.	6,445	8,450
	Alembic Ltd.	15,848	15,106
	Alembic Pharmaceuticals Ltd.	7,407	61,893
	Alkem Laboratories Ltd.	4,856	291,823
	Alkyl Amines Chemicals	2,555	47,623
*	Allcargo Global Ltd.	56,988	7,269
	Amara Raja Energy & Mobility Ltd.	10,380	98,849
*	Amber Enterprises India Ltd.	896	69,755
	Amrutanjan Health Care Ltd.	1,957	10,554
	Anant Raj Ltd.	19,808	129,131
	Angel One Ltd.	63,530	198,010
	Anupam Rasayan India Ltd.	1,499	18,935
	Apar Industries Ltd.	1,306	196,974
	Apcotex Industries Ltd.	3,849	24,811
	Apeejay Surrendra Park Hotels Ltd.	16,261	20,791
	Apollo Tyres Ltd.	71,196	320,711
	Archean Chemical Industries Ltd.	4,483	24,892
	Arvind Fashions Ltd.	7,398	34,826
	Arvind Ltd.	42,016	226,845
	Asahi India Glass Ltd.	4,079	37,430
	Ashapura Minechem Ltd.	4,318	31,914
	Ashiana Housing Ltd.	6,346	26,051
	Ashok Leyland Ltd.	358,126	621,594
*	Ashoka Buildcon Ltd.	23,322	29,549
Ω	Aster DM Quality Care Ltd.	3,062	26,316
	Astra Microwave Products Ltd.	5,327	103,620
	Atul Ltd.	733	51,844
Ω	AU Small Finance Bank Ltd.	43,937	481,615
	AurionPro Solutions Ltd.	2,844	21,881
	Aurobindo Pharma Ltd.	61,988	1,025,976

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Automotive Axles Ltd.	1,036	$19,556
	Avadh Sugar & Energy Ltd.	1,685	8,892
	Avanti Feeds Ltd.	5,833	55,111
*	AvenuesAI Ltd.	34,896	5,769
	AWL Agri Business Ltd.	29,457	58,224
*	Bajaj Consumer Care Ltd.	14,536	79,830
	Balaji Amines Ltd.	1,307	29,187
	Balmer Lawrie & Co. Ltd.	19,246	34,734
	Balrampur Chini Mills Ltd.	29,626	183,147
	Balu Forge Industries Ltd.	8,255	38,120
	Banco Products India Ltd.	15,542	103,658
Ω	Bandhan Bank Ltd.	85,794	156,283
	Bank of India	114,507	165,163
	Bank of Maharashtra	144,375	119,893
	Bannari Amman Sugars Ltd.	902	32,858
*	Bansal Wire Industries Ltd.	5,633	18,638
	BASF India Ltd.	743	28,372
	BEML Ltd.	6,402	117,099
	Bhansali Engineering Polymers Ltd.	18,456	22,456
	Bharat Heavy Electricals Ltd.	11,788	50,186
	Bharat Rasayan Ltd.	312	4,183
	Biocon Ltd.	18,453	82,358
	Birla Corp. Ltd.	4,316	40,322
	Birlasoft Ltd.	22,406	71,076
	Bliss Gvs Pharma Ltd.	9,129	44,416
	BLS International Services Ltd.	10,699	26,865
	Bombay Burmah Trading Co.	4,849	76,040
*	Borosil Ltd.	614	1,515
	Brigade Enterprises Ltd.	15,346	92,811
*	Brightcom Group Ltd.	263,133	25,839
	BSE Ltd.	1,788	68,290
	Canara Bank	473,855	619,881
*	Capacit'e Infraprojects Ltd.	33	74
	Caplin Point Laboratories Ltd.	2,431	63,871
	Carborundum Universal Ltd.	1,793	19,926
	Care Ratings Ltd.	4,579	81,765
*	Cartrade Tech Ltd.	3,719	105,873
	Carysil Ltd.	2,666	32,900
	CCL Products India Ltd.	15,057	182,185
		Shares	Value»
INDIA — (Continued)
	Ceat Ltd.	6,015	$216,521
*	Ceigall India Ltd.	6,976	25,012
	Cemindia Projects Ltd.	8,815	125,417
	Century Enka Ltd.	3,444	21,905
	Cera Sanitaryware Ltd.	639	41,062
	Chalet Hotels Ltd.	1,286	10,921
	Chambal Fertilisers & Chemicals Ltd.	35,567	163,496
	CIE Automotive India Ltd.	29,639	126,713
	City Union Bank Ltd.	87,974	189,873
	CMS Info Systems Ltd.	4,003	11,045
Ω	Cochin Shipyard Ltd.	2,647	39,675
	Coforge Ltd.	987	17,812
	Container Corp. of India Ltd.	27,877	153,169
	Coromandel International Ltd.	10,751	234,341
	Cosmo First Ltd.	3,064	28,702
	Craftsman Automation Ltd.	803	83,126
	Crompton Greaves Consumer Electricals Ltd.	8,866	24,165
*	CSB Bank Ltd.	9,906	34,297
	Cyient Ltd.	9,988	88,854
*Ω	D.P. Abhushan Ltd.	362	4,985
	Dalmia Bharat Ltd.	11,838	223,224
	Datamatics Global Services Ltd.	1,756	15,409
	DB Corp. Ltd.	16,814	36,768
	DCB Bank Ltd.	58,753	114,441
	DCM Shriram Ltd.	7,541	81,413
	DCW Ltd.	37,568	18,131
	Ddev Plastiks Industries Ltd.	3,590	10,121
	Deep Industries Ltd.	3,225	20,210
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	228,531
	Deepak Nitrite Ltd.	2,136	37,105
*	Delhivery Ltd.	63,856	321,534
	Dhanuka Agritech Ltd.	3,371	35,724
*	Digitide Solutions Ltd.	5,911	6,305
Ω	Dilip Buildcon Ltd.	7,058	31,528
	D-Link India Ltd.	3,902	18,418
	Dodla Dairy Ltd.	2,755	30,097
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	26,439	316,489
	Dynacons Systems & Solutions Ltd.	984	12,695
	eClerx Services Ltd.	9,374	181,665
*	EID Parry India Ltd.	19,753	157,516

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	EIH Associated Hotels	3,616	$11,714
	EIH Ltd.	35,168	120,511
	Elecon Engineering Co. Ltd.	10,603	46,433
*	Electronics Mart India Ltd.	19,749	26,914
	Electrosteel Castings Ltd.	83,544	61,866
*	Embassy Developments Ltd.	23,141	14,761
Ω	Endurance Technologies Ltd.	4,145	119,460
	Engineers India Ltd.	58,317	134,455
	Epigral Ltd.	1,774	20,260
	EPL Ltd.	15,818	36,810
*Ω	Equitas Small Finance Bank Ltd.	45,351	35,626
Ω	Eris Lifesciences Ltd.	2,989	42,404
	Escorts Kubota Ltd.	7,740	250,295
*	Eureka Forbes Ltd.	3,911	18,294
	Eveready Industries India Ltd.	2,890	10,370
	Exide Industries Ltd.	88,153	413,264
*	Expleo Solutions Ltd.	381	3,235
	FDC Ltd.	11,996	51,562
	Federal Bank Ltd.	390,779	1,468,313
*	Federal-Mogul Goetze India Ltd.	4,153	20,571
	FIEM Industries Ltd.	1,386	33,750
	Filatex India Ltd.	33,341	25,648
	Fineotex Chemical Ltd.	33,700	13,902
	Finolex Cables Ltd.	14,139	146,425
	Finolex Industries Ltd.	29,728	50,535
	Firstsource Solutions Ltd.	58,361	184,660
	Force Motors Ltd.	1,050	196,456
	Fortis Healthcare Ltd.	6,650	65,772
	G R Infraprojects Ltd.	4,448	41,225
	Gabriel India Ltd.	7,677	116,055
	GAIL India Ltd. (GAIL IN)	14,437	27,363
	Galaxy Surfactants Ltd.	477	9,767
	Ganesh Housing Ltd.	2,638	20,456
	Garware Technical Fibres Ltd.	2,745	20,838
	Gateway Distriparks Ltd.	45,246	27,478
	GE Vernova T&D India Ltd.	1,853	83,588
	Genus Power Infrastructures Ltd.	9,479	31,021
	Geojit Financial Services Ltd.	15,370	12,396
	GHCL Ltd.	16,124	73,884
Ω	Gland Pharma Ltd.	5,676	149,001
		Shares	Value»
INDIA — (Continued)
	Glenmark Pharmaceuticals Ltd.	23,735	$559,629
	GMM Pfaudler Ltd.	1,397	12,689
	GNA Axles Ltd.	1,849	10,307
	Godawari Power & Ispat Ltd.	61,950	157,099
	Godfrey Phillips India Ltd.	1,974	43,984
Ω	Godrej Agrovet Ltd.	2,439	14,243
*	Gokaldas Exports Ltd.	5,118	43,502
*	Gokul Agro Resources Ltd.	9,924	23,393
	Goldiam International Ltd.	6,254	24,621
	Goodluck India Ltd.	1,541	24,442
	Granules India Ltd.	32,878	285,284
	Graphite India Ltd.	5,618	38,649
	Great Eastern Shipping Co. Ltd.	27,406	388,795
	Greaves Cotton Ltd.	14,545	36,275
*	Greenpanel Industries Ltd.	5,561	11,270
	Greenply Industries Ltd.	10,082	29,931
	GSPL Transmission Ltd.	11,806	18,562
	Gujarat Alkalies & Chemicals Ltd.	6,164	43,606
	Gujarat Ambuja Exports Ltd.	24,560	43,995
	Gujarat Energy Ltd.	35,419	102,926
	Gujarat Fluorochemicals Ltd.	897	41,010
	Gujarat Mineral Development Corp. Ltd.	10,076	59,340
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	13,417	71,684
	Gujarat Pipavav Port Ltd.	32,651	51,475
	Gulf Oil Lubricants India Ltd.	2,868	32,037
	Gulshan Chemfill Ltd.	1,579	490
	Happiest Minds Technologies Ltd.	6,109	24,120
	HBL Engineering Ltd.	5,859	44,147
*	HealthCare Global Enterprises Ltd. HCG IN	6,052	42,812
	HEG Ltd.	11,285	77,454
	Heritage Foods Ltd.	8,870	30,679
	Hero MotoCorp Ltd. (HMCL IN)	16,210	915,400

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HFCL Ltd.	18,567	$37,768
	Hikal Ltd.	9,005	20,879
	Himadri Speciality Chemical Ltd.	6,884	53,927
	Hindustan Copper Ltd.	9,107	47,133
*	Hindware Home Innovation Ltd.	4,100	9,529
	HI-Tech Pipes Ltd.	3,198	2,849
	Hle Glascoat Ltd.	2,869	12,811
	Honda India Power Products Ltd.	598	13,156
Ω	ICICI Lombard General Insurance Co. Ltd.	2,042	34,818
Ω	ICICI Prudential Life Insurance Co. Ltd.	4,253	23,036
	ICRA Ltd.	909	46,708
	IDFC First Bank Ltd.	631,881	561,652
*	IFB Industries Ltd.	1,844	25,228
	IIFL Capital Services Ltd.	26,423	93,600
*	India Cements Ltd.	20,705	85,927
	India Glycols Ltd.	6,864	82,444
Ω	IndiaMart InterMesh Ltd.	1,024	19,268
	Indian Bank	62,818	548,734
	Indian Metals & Ferro Alloys Ltd.	4,203	63,870
	Indigo Paints Ltd.	3,085	36,015
	Indo Count Industries Ltd.	12,207	50,936
	Indraprastha Medical Corp. Ltd.	7,940	30,390
*	Indus Towers Ltd.	205,985	848,082
	Innova Captab Ltd.	3,003	30,687
*	Inox Green Energy Services Ltd.	7,814	14,326
	Inox Renewable Solutions Ltd.	953	102
*	Inox Wind Ltd.	54,409	44,557
	Insecticides India Ltd.	407	2,731
	Intellect Design Arena Ltd.	14,203	107,182
	IOL Chemicals & Pharmaceuticals Ltd.	18,057	27,675
	ION Exchange India Ltd.	11,377	50,004
	Ipca Laboratories Ltd.	18,285	333,818
Ω	IRCON International Ltd.	51,030	67,461
	ISGEC Heavy Engineering Ltd.	3,339	29,027
	ITC Hotels Ltd.	12,109	20,573
	J Kumar Infraprojects Ltd.	9,206	46,503
		Shares	Value»
INDIA — (Continued)
*	Jai Balaji Industries Ltd.	13,683	$8,250
	Jammu & Kashmir Bank Ltd.	63,698	104,238
	Jamna Auto Industries Ltd.	28,596	39,259
*	Jana Small Finance Bank Ltd.	2,775	16,663
	Jash Engineering Ltd.	2,493	13,160
	Jindal Saw Ltd.	87,881	234,388
	Jindal Stainless Ltd.	106,897	821,798
	Jindal Steel Ltd.	6,259	72,351
	JK Cement Ltd.	1,394	79,998
	JK Lakshmi Cement Ltd.	10,137	59,998
	JK Paper Ltd.	21,843	89,231
	JK Tyre & Industries Ltd.	23,148	96,763
	JSW Energy Ltd.	45,760	266,189
	JTEKT India Ltd.	12,988	19,101
	JTL Industries Ltd.	18,656	14,746
	Jubilant Ingrevia Ltd.	13,841	106,618
	Jubilant Pharmova Ltd.	14,481	142,532
*	Juniper Hotels Ltd.	9,344	19,070
	Jyothy Labs Ltd.	6,738	14,086
	Kajaria Ceramics Ltd.	7,696	96,914
	Kalpataru Projects International Ltd.	17,626	234,749
	Kalyani Steels Ltd.	7,765	70,913
	Kansai Nerolac Paints Ltd.	23,867	49,283
	Karnataka Bank Ltd.	57,840	172,030
	Karur Vysya Bank Ltd.	120,586	433,060
	Kaveri Seed Co. Ltd.	4,405	36,046
	KCP Ltd.	19,493	33,018
	KDDL Ltd.	906	31,184
	KEC International Ltd.	17,508	86,235
	Kirloskar Brothers Ltd.	2,320	45,657
	Kirloskar Ferrous Industries Ltd.	1,218	6,124
	Kirloskar Oil Engines Ltd.	10,569	241,071
	Kitex Garments Ltd.	15,081	23,054
	KPR Mill Ltd.	3,453	37,731
	KRBL Ltd.	10,737	39,490
	Krsnaa Diagnostics Ltd.	5,163	28,457
	Landmark Cars Ltd.	4,463	25,360
*	Latent View Analytics Ltd.	4,479	14,880
Ω	Laurus Labs Ltd.	10,065	191,480
	Laxmi Organic Industries Ltd.	6,915	12,949
	LG Balakrishnan & Bros Ltd.	7,187	119,279

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	LMW Ltd.	568	$94,656
Ω	Lodha Developers Ltd.	13,962	181,885
	LT Foods Ltd.	48,564	210,148
	Lumax Auto Technologies Ltd.	4,253	69,968
	Lupin Ltd.	27,408	693,394
	LUX Industries Ltd.	932	12,153
	Maharashtra Seamless Ltd.	13,036	76,869
	Mahindra Lifespace Developers Ltd.	12,479	51,263
Ω	Mahindra Logistics Ltd.	5,929	25,478
*	Man Industries India Ltd.	6,404	35,808
	Marksans Pharma Ltd.	59,055	159,651
	Mastek Ltd.	2,861	56,197
*	Max Estates Ltd.	751	3,101
	Mayur Uniquoters Ltd.	5,489	43,281
*Ω	Medi Assist Healthcare Services Ltd.	8,689	32,539
*	Medplus Health Services Ltd.	9,021	66,624
	Minda Corp. Ltd.	16,296	119,196
Ω	Mishra Dhatu Nigam Ltd.	8,726	36,148
	MM Forgings Ltd.	4,348	25,056
	MOIL Ltd.	9,529	28,087
	Mold-Tek Packaging Ltd.	3,839	27,018
	Morepen Laboratories Ltd.	60,453	36,034
	Motilal Oswal Financial Services Ltd.	8,850	79,083
	Mphasis Ltd.	11,547	282,653
	MRF Ltd.	454	632,439
	Mrs Bectors Food Specialities Ltd.	7,824	16,938
	MSTC Ltd.	4,067	26,257
	Natco Pharma Ltd.	11,527	111,071
	National Aluminium Co. Ltd.	201,774	743,294
	National Fertilizers Ltd.	13,589	10,160
	Nava Ltd.	27,486	158,747
	Navneet Education Ltd.	18,140	25,487
*	Nazara Technologies Ltd.	17,244	61,106
	NCC Ltd.	86,554	128,189
	NESCO Ltd.	3,968	44,080
		Shares	Value»
INDIA — (Continued)
	Neuland Laboratories Ltd.	281	$56,101
	Newgen Software Technologies Ltd.	7,180	41,796
	NIIT Learning Systems Ltd.	6,191	15,591
	Nilkamal Ltd.	486	9,219
Ω	Nippon Life India Asset Management Ltd.	4,729	57,531
	Nitin Spinners Ltd.	3,133	17,857
	NMDC Ltd.	497,718	443,945
*	NMDC Steel Ltd.	106,512	48,092
	NRB Bearings Ltd.	7,863	33,649
*	Nuvoco Vistas Corp. Ltd.	11,406	41,242
	Oberoi Realty Ltd.	18,539	354,449
	Oracle Financial Services Software Ltd.	263	30,879
*	Orchid Pharma Ltd.	1,048	10,873
	Orient Cement Ltd.	9,836	14,100
	Orient Electric Ltd.	5,084	9,237
*	Orient Green Power Co. Ltd.	169,101	17,584
	Panama Petrochem Ltd.	2,894	13,767
Ω	Paradeep Phosphates Ltd.	69,350	106,700
Ω	Parag Milk Foods Ltd., Class F	6,480	14,475
*	Patel Engineering Ltd.	94,922	27,207
*	PC Jeweller Ltd.	626,910	60,803
	PCBL Chemical Ltd.	19,241	63,970
	PDS Ltd.	5,797	22,096
	Pearl Global Industries Ltd.	2,201	47,573
	Petronet LNG Ltd.	172,886	507,213
	Phoenix Mills Ltd.	13,226	262,450
	PI Industries Ltd.	3,279	94,739
	Piramal Pharma Ltd.	80,418	164,300
	Pitti Engineering Ltd.	1,949	18,793
	PNC Infratech Ltd.	9,684	25,002
	Pokarna Ltd.	1,843	17,967
	Polyplex Corp. Ltd.	2,597	30,068
	Pondy Oxides & Chemicals Ltd.	2,227	12,298
	Power Mech Projects Ltd.	2,568	68,930
	Praj Industries Ltd.	11,181	36,553
	Prakash Industries Ltd.	25,349	32,717
Ω	Prataap Snacks Ltd.	1,310	15,925
	Precision Wires India Ltd.	3,694	14,455
	Prestige Estates Projects Ltd.	6,423	108,836

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Pricol Ltd.	10,026	$73,341
	Prince Pipes & Fittings Ltd.	7,246	20,021
*	Prism Johnson Ltd.	21,749	24,273
*	PSP Projects Ltd.	1,511	15,521
	Punjab National Bank	35,137	41,462
*	Puravankara Ltd.	13,056	28,920
*	PVR Inox Ltd.	13,306	156,729
Ω	Quess Corp. Ltd.	13,894	48,165
	Railtel Corp. of India Ltd.	18,432	55,085
	Rain Industries Ltd.	29,680	69,048
	Ramco Cements Ltd.	15,290	147,371
*	Ramco Systems Ltd.	3,976	24,205
	Ramkrishna Forgings Ltd.	10,655	72,816
	Rane Holdings Ltd.	375	6,839
	Rashi Peripherals Ltd.	7,235	63,116
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	52,358
*	Rategain Travel Technologies Ltd.	8,402	81,123
	Ratnamani Metals & Tubes Ltd.	1,279	31,630
	Raymond Lifestyle Ltd.	7,948	59,361
*	Raymond Ltd.	9,936	60,361
*	Raymond Realty Ltd.	9,936	66,810
Ω	RBL Bank Ltd.	66,068	258,585
	Redington Ltd.	131,696	442,283
	Redtape Ltd.	18,116	25,173
	Refex Industries Ltd.	12,080	38,498
	Relaxo Footwears Ltd.	4,979	21,208
*	Reliance Power Ltd.	438,742	107,696
*	Restaurant Brands Asia Ltd.	10,336	7,213
	Rhi Magnesita India Ltd.	8,907	36,209
	Rico Auto Industries Ltd.	16,938	25,196
	RITES Ltd.	22,156	49,729
	Rossari Biotech Ltd.	2,034	10,744
*	RPSG Ventures Ltd.	1,078	10,577
	Saksoft Ltd.	11,289	20,073
*	SAMHI Hotels Ltd.	34,477	64,992
	Sandhar Technologies Ltd.	4,726	30,930
	Sanghvi Movers Ltd.	5,982	25,699
	Sarda Energy & Minerals Ltd.	27,610	150,151
	Sasken Technologies Ltd.	712	13,621
	Savita Oil Technologies Ltd.	5,680	35,686
	SBI Cards & Payment Services Ltd.	12,735	88,019
		Shares	Value»
INDIA — (Continued)
*	SEAMEC Ltd.	1,481	$22,366
	Senco Gold Ltd.	9,006	38,020
Ω	SH Kelkar & Co. Ltd.	11,863	20,391
	Shankara Buildpro Ltd.	2,556	33,447
	Sharda Cropchem Ltd.	4,998	42,982
	Sharda Motor Industries Ltd.	3,666	33,554
	Share India Securities Ltd.	25,319	47,384
*	Sheela Foam Ltd.	5,565	45,859
	Shilpa Medicare Ltd.	11,440	73,663
	Shipping Corp. of India Ltd.	32,265	98,053
	Shriram Pistons & Rings Ltd.	1,777	81,663
	Shyam Metalics & Energy Ltd.	6,934	74,661
	SIS Ltd.	5,084	22,528
	Siyaram Silk Mills Ltd.	2,895	18,324
	SJS Enterprises Ltd.	4,186	104,708
	Skipper Ltd.	4,131	22,786
	SMS Pharmaceuticals Ltd.	3,924	15,406
	Sobha Ltd.	2,224	32,001
*	Solara Active Pharma Sciences Ltd.	2,901	15,654
	Somany Ceramics Ltd.	2,168	11,077
Ω	Sona Blw Precision Forgings Ltd.	12,189	98,167
	Sonata Software Ltd.	21,189	71,235
	South Indian Bank Ltd.	466,277	228,818
	SP Apparels Ltd.	1,244	12,969
	Star Cement Ltd.	16,744	35,544
*	Star Health & Allied Insurance Co. Ltd.	24,427	152,723
	Steel Authority of India Ltd.	210,166	372,071
	Steel Strips Wheels Ltd.	14,605	47,619
*	Sterlite Technologies Ltd.	34,852	203,559
	Stove Kraft Ltd.	2,726	22,353
	Strides Pharma Science Ltd.	8,765	94,627
*	Stylam Industries Ltd.	626	22,208
	Subros Ltd.	5,228	45,019
	Sun TV Network Ltd.	13,140	70,012
	Sundram Fasteners Ltd.	10,417	106,964
	Sunteck Realty Ltd.	4,510	14,321
	Suprajit Engineering Ltd.	16,483	87,385

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Supreme Petrochem Ltd.	12,254	$91,877
	Supriya Lifescience Ltd.	3,873	35,132
	Surya Roshni Ltd.	19,276	48,190
*	Suryoday Small Finance Bank Ltd.	12,586	21,417
Ω	Syngene International Ltd.	4,437	17,940
	Talbros Automotive Components Ltd.	2,713	11,623
	Tamilnad Mercantile Bank Ltd.	7,104	63,578
	Tanla Platforms Ltd.	9,171	56,356
	Tata Chemicals Ltd.	27,771	195,837
	Tata Consumer Products Ltd.	2,697	30,576
	Tata Steel Ltd.	15,585	31,058
	TD Power Systems Ltd.	7,526	89,047
*	TeamLease Services Ltd.	928	11,962
	Techno Electric & Engineering Co. Ltd.	12,283	126,057
	Texmaco Rail & Engineering Ltd.	63,696	74,459
	Thomas Cook India Ltd.	36,783	40,342
	Time Technoplast Ltd.	59,778	130,303
	Titagarh Rail System Ltd.	6,322	54,289
*	Transformers & Rectifiers India Ltd.	8,770	27,210
	Transport Corp. of India Ltd.	6,289	61,370
	Trident Ltd.	163,085	42,268
	Triveni Engineering & Industries Ltd.	13,982	32,540
	Triveni Power Transmission Ltd.	4,660	26,600
	TVS Holdings Ltd.	269	41,425
	TVS Srichakra Ltd.	1,006	41,548
*	TVS Supply Chain Solutions Ltd.	30,511	43,151
	Uflex Ltd.	8,126	40,018
*Ω	Ujjivan Small Finance Bank Ltd.	67,038	50,422
*	Unichem Laboratories Ltd.	7,286	39,315
	Union Bank of India Ltd.	50,078	89,606
	Uniparts India Ltd.	2,375	18,110
	UPL Ltd.	102,160	645,267
	Usha Martin Ltd.	39,122	203,711
		Shares	Value»
INDIA — (Continued)
	UTI Asset Management Co. Ltd.	7,033	$66,492
	VA Tech Wabag Ltd.	10,705	221,367
	Vadilal Industries Ltd.	339	25,669
	Vaibhav Global Ltd.	11,331	31,684
*	Valor Estate Ltd.	19,709	23,306
	Vardhman Textiles Ltd.	21,782	133,668
Ω	Varroc Engineering Ltd.	8,500	60,648
	Veedol Corp. Ltd.	1,154	16,983
Ω	Venus Pipes & Tubes Ltd.	820	14,459
*	Veranda Learning Solutions Ltd.	6,077	16,677
	Vesuvius India Ltd.	8,210	38,108
	Vimta Labs Ltd.	3,740	23,800
	Vinati Organics Ltd.	1,465	19,972
	Vintage Coffee & Beverages Ltd.	8,973	14,002
	Vishnu Chemicals Ltd.	3,034	19,386
*	Vodafone Idea Ltd.	408,926	55,802
	Voltamp Transformers Ltd.	739	77,026
	Voltas Ltd.	1,720	23,832
	VRL Logistics Ltd.	6,226	17,293
	VST Industries Ltd.	3,702	8,595
	VST Tillers Tractors Ltd.	936	43,586
	Welspun Corp. Ltd.	29,234	505,449
	Welspun Enterprises Ltd.	16,081	100,223
	Welspun Living Ltd.	47,695	77,836
	West Coast Paper Mills Ltd.	10,379	62,007
	Whirlpool of India Ltd.	7,820	65,727
	Windlas Biotech Ltd.	1,238	11,146
*	Wockhardt Ltd.	848	17,402
	Wonderla Holidays Ltd.	2,335	11,664
*	Yatra Online Ltd.	11,729	13,104
*	Yes Bank Ltd.	1,685,230	402,142
	Zee Entertainment Enterprises Ltd.	20,585	24,624
	Zensar Technologies Ltd.	18,566	98,762
	Zydus Lifesciences Ltd.	23,280	274,418
	Zydus Wellness Ltd.	11,500	69,873
TOTAL INDIA			44,946,407
INDONESIA — (0.2%)
	ABM Investama Tbk. PT	132,000	18,474

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	AKR Corporindo Tbk. PT	500,200	$40,801
	Alamtri Minerals Indonesia Tbk. PT	406,600	34,170
	Aneka Tambang Tbk. PT	495,000	78,887
	Aspirasi Hidup Indonesia Tbk. PT	777,600	15,548
	Astra Agro Lestari Tbk. PT	50,800	19,377
	Astra Otoparts Tbk. PT	172,500	26,400
*	Astrindo Nusantara Infrastructure Tbk. PT	950,500	7,420
*	Bank Neo Commerce Tbk. PT	742,900	10,904
	Bank OCBC Nisp Tbk. PT	566,200	40,576
	Bank Pan Indonesia Tbk. PT	404,600	20,116
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	454,300	19,926
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	645,700	18,648
*	Bank Tabungan Negara Persero Tbk. PT	405,900	27,333
	Blue Bird Tbk. PT	151,800	13,591
*	Buana Lintas Lautan Tbk. PT	4,051,500	101,624
	Bukit Asam Persero Tbk. PT	264,500	34,166
*	Bumi Resources Minerals Tbk. PT	1,682,000	52,110
*	Bumi Resources Tbk. PT	1,597,100	14,544
	Ciputra Development Tbk. PT	457,486	14,602
	Dharma Satya Nusantara Tbk. PT	494,300	36,711
	Elnusa Tbk. PT	1,110,000	42,859
*	Energi Mega Persada Tbk. PT	1,256,000	90,300
	Erajaya Swasembada Tbk. PT	1,768,000	41,137
	ESSA Industries Indonesia Tbk. PT	990,700	35,199
	Gajah Tunggal Tbk. PT	310,300	21,154
	Gudang Garam Tbk. PT	41,100	43,375
		Shares	Value»
INDONESIA — (Continued)
*	Harum Energy Tbk. PT	433,500	$20,142
	Indah Kiat Pulp & Paper Tbk. PT	158,000	73,446
	Indika Energy Tbk. PT	277,800	40,505
	Indocement Tunggal Prakarsa Tbk. PT	72,500	18,808
	Indofood Sukses Makmur Tbk. PT	460,800	178,397
	Indomobil Sukses Internasional Tbk. PT	264,600	12,526
	Japfa Comfeed Indonesia Tbk. PT	814,200	97,421
	Map Aktif Adiperkasa PT	380,000	13,734
	Medco Energi Internasional Tbk. PT	1,528,372	109,006
*	Merdeka Battery Materials Tbk. PT	514,500	14,365
*	MNC Tourism Indonesia Tbk. PT	3,448,100	15,916
	Pakuwon Jati Tbk. PT	1,327,400	19,624
*	Paninvest Tbk. PT	264,900	10,667
	Puradelta Lestari Tbk. PT	1,465,600	12,037
	Salim Ivomas Pratama Tbk. PT	511,500	17,474
	Steel Pipe Industry of Indonesia PT	497,300	12,137
	Summarecon Agung Tbk. PT	588,700	10,664
	Surya Citra Media Tbk. PT	1,942,800	22,435
	Surya Semesta Internusa Tbk. PT	851,700	78,043
	Tempo Scan Pacific Tbk. PT	117,300	18,745
	Timah Persero Tbk. PT	437,900	92,032
*	Trimegah Sekuritas Indonesia Tbk. PT	1,532,700	48,011
	Triputra Agro Persada PT	743,600	72,253
	Tunas Baru Lampung Tbk. PT	438,185	15,056
*††	Waskita Karya Persero Tbk. PT	697,000	1,467
	XLSMART Telecom Sejahtera Tbk. PT	671,193	90,889
TOTAL INDONESIA			2,035,752
IRELAND — (1.3%)
	AIB Group PLC	372,778	4,433,679

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Bank of Ireland Group PLC	316,637	$6,649,335
	Cairn Homes PLC	192,687	542,470
	FBD Holdings PLC (FBD ID)	9,012	181,240
*Ω	Glenveagh Properties PLC	33,460	92,492
	Kerry Group PLC (KYGA ID), Class A	131	12,507
	Permanent TSB Group Holdings PLC	12,453	42,575
TOTAL IRELAND			11,954,298
ISRAEL — (1.3%)
*	Accel Solutions Group Ltd.	21,177	15,285
	Ackerstein Group Ltd.	9,863	29,536
#	Afcon Holdings Ltd.	760	149,131
	Africa Israel Residences Ltd.	912	64,677
	Alrov Properties & Lodgings Ltd.	1,983	165,612
	Altshuler Shaham Finance Ltd.	21,962	45,914
	Arad Ltd.	2,254	38,185
	Ashot -Ashkelon Industries Ltd.	679	17,089
#	Ashtrom Group Ltd.	6,102	125,061
	AudioCodes Ltd. (AUDC US)	3,788	36,289
	Aura Investments Ltd.	8,885	46,409
*	Avgol Industries 1953 Ltd.	17,326	5,048
	Ayalon Holdings Ltd.	962	44,334
	Azorim-Investment Development & Construction Co. Ltd.	25,215	118,742
	Carasso Motors Ltd.	8,298	82,967
	Cellcom Israel Ltd. (CEL IT)	25,746	277,796
	Cellcom Israel Ltd. (CELJF US)	11,396	115,100
	Clal Insurance Enterprises Holdings Ltd.	21,193	1,603,835
#	Delek Automotive Systems Ltd.	8,705	48,204
	Delta Galil Ltd.	2,465	142,504
	Diplomat Holdings Ltd.	576	8,939
	Dor Alon Energy in Israel 1988 Ltd.	1,112	67,444
		Shares	Value»
ISRAEL — (Continued)
*	Doral Group Renewable Energy Resources Ltd.	5,291	$119,233
	El Al Israel Airlines	51,910	230,505
	Electra Consumer Products 1970 Ltd.	752	17,678
*	Equital Ltd.	6,649	249,315
*	Fattal Holdings 1998 Ltd.	1,082	239,630
	Formula Systems 1985 Ltd. (FORTY IT)	949	100,076
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	229	23,901
	Fox Wizel Ltd.	995	98,622
*	Gilat Satellite Networks Ltd.	11,818	130,163
#	Hagag Group Real Estate Development	8,333	59,118
	Hamat Group Ltd.	5,206	25,997
	Harel Insurance Investments & Financial Services Ltd.	28,874	1,655,276
	IDI Insurance Co. Ltd.	1,291	101,956
	Inrom Construction Industries Ltd.	11,808	94,366
#	Israel Canada TR Ltd.	27,022	138,036
*	Israir Group Ltd.	31,148	13,951
	Isras Investment Co. Ltd.	419	115,836
	Issta Ltd.	2,925	85,393
*	Kamada Ltd. (KMDA US)	7,363	52,572
	Kardan Real Estate Enterprise & Development Ltd.	19,587	32,192
	Kenon Holdings Ltd.	3,347	228,209
	Klil Industries Ltd.	356	22,057
*	Kvutzat Acro Ltd.	5,300	71,146
	Land Development Nimrodi Group Ltd.	4,140	53,998
	Lapidoth Capital Ltd.	3,541	93,301
	M Yochananof & Sons Ltd.	641	73,330
	Mediterranean Towers Ltd.	24,745	121,600
#*	Meshek Energy Renewable Energies Ltd.	71,740	262,245
	Meshulam Levinstein Contracting & Engineering Ltd.	258	32,241

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Migdal Insurance & Financial Holdings Ltd.	161,691	$918,442
	Naphtha Israel Petroleum Corp. Ltd.	1,591	12,640
	Neto Malinda Trading Ltd.	3,324	153,308
*	Neto ME Holdings Ltd.	286	20,582
*	Nexxen International Ltd.	7,145	77,621
*	Nexxen International Ltd. NEXN US	2,814	28,928
	Oil Refineries Ltd.	468,867	299,086
#	Palram Industries 1990 Ltd.	1,933	25,988
	Partner Communications Co. Ltd.	8,292	101,967
	Paz Retail & Energy Ltd.	2,383	672,842
*	Perion Network Ltd.	2,691	25,531
	Plasson Industries Ltd.	1,011	53,088
	Polyram Plastic Industries Ltd.	4,429	11,802
	Prashkovsky Investments & Construction Ltd.	2,213	96,127
*	Rapac Communication & Infrastructure Ltd.	1,204	33,435
	Scope Metals Group Ltd.	2,448	232,491
#*	Shikun & Binui Ltd.	54,158	309,956
	Shufersal Ltd.	17,655	252,548
	Suny Cellular Communication Ltd.	38,993	16,960
Ω	Tamar Petroleum Ltd.	11,221	109,667
	Tiv Taam Holdings 1 Ltd.	7,307	27,565
*	Veridis Environment Ltd.	8,348	137,732
	Villar International Ltd.	418	23,686
	YH Dimri Construction & Development Ltd.	544	64,168
TOTAL ISRAEL			11,496,204
ITALY — (4.2%)
	A2A SpA	431,852	1,128,076
	ACEA SpA	11,629	282,577
	Ariston Holding NV	7,317	30,686
		Shares	Value»
ITALY — (Continued)
	Arnoldo Mondadori Editore SpA	25,955	$62,840
	Ascopiave SpA	14,577	45,348
#	Avio SpA	603	20,284
	Azimut Holding SpA	23,175	984,357
#	Banca IFIS SpA	5,821	99,118
	Banca Mediolanum SpA	22,275	596,857
	Banca Monte dei Paschi di Siena SpA	164,780	2,206,961
	Banco BPM SpA	394,306	7,199,322
	Banco di Desio e della Brianza SpA	12,049	234,482
	BPER Banca SpA	476,868	7,748,723
	Brembo NV	16,054	196,581
	Buzzi SpA	28,433	1,348,715
#	Cairo Communication SpA	17,210	46,575
	Cementir Holding NV	12,612	220,308
*	CIR SpA-Compagnie Industriali	239,509	198,294
	Credito Emiliano SpA	26,852	590,464
	d'Amico International Shipping SA	11,577	96,453
	Danieli & C Officine Meccaniche SpA (DAN IM)	2,529	189,906
	Danieli & C Officine Meccaniche SpA (DANR IM)	9,553	491,165
	Davide Campari-Milano NV	5,794	39,461
	De' Longhi SpA	2,485	116,644
#Ω	doValue SpA	8,588	22,913
Ω	Enav SpA	22,442	131,062
	ERG SpA	4,267	108,317
	Esprinet SpA	4,513	36,954
#	Ferretti SpA	19,393	64,632
	Fila SpA	4,879	52,809
#*	Fincantieri SpA	14,962	235,186
	FNM SpA	40,686	21,483
	Garofalo Health Care SpA	4,490	29,242
	Gefran SpA	2,084	26,253
#	GPI SpA	1,862	29,503
	Hera SpA	182,333	795,920
*	IMMSI SpA	62,616	38,132
	Indel B SpA	373	8,353
#Ω	Infrastrutture Wireless Italiane SpA	4,695	34,834
	Intercos SpA	1,581	24,391
	Interpump Group SpA	4,420	177,937
	Italmobiliare SpA	1,545	46,539
	Iveco Group NV	23,559	377,750
	Leonardo SpA	16,188	1,031,734
	MFE-MediaForEurope NV, Class A	33,510	103,252

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	MFE-MediaForEurope NV (MFEA IM), Class A	53,594	$162,886
#	MFE-MediaForEurope NV (MFEB IM), Class B	17,260	70,135
#*	NewPrinces SpA	4,322	80,016
#Ω	Nexi SpA	38,123	186,837
	Orsero SpA	2,623	48,775
Ω	OVS SpA	54,182	391,679
#	Piaggio & C SpA	17,349	38,912
Ω	Pirelli & C SpA	91,793	699,244
#	Poste Italiane SpA	28,348	857,600
	Reply SpA	375	47,588
	Rizzoli Corriere Della Sera Mediagroup SpA	42,643	45,653
	Sabaf SpA	2,439	34,800
*	Safilo Group SpA	23,535	44,922
#	Saipem SpA	129,592	628,709
*	Salvatore Ferragamo SpA	2,723	32,004
#	Sanlorenzo SpA	681	29,830
	Snam SpA	119,199	808,267
*	Sogefi SpA	9,662	21,481
*	Telecom Italia SpA	302,525	2,568,998
	Tenaris SA (TS US), ADR	12,534	718,574
*	Tesmec SpA	111,772	43,148
#*	TREVI - Finanziaria Industriale SpA	7,879	41,649
	Unipol Assicurazioni SpA	52,669	1,647,987
#	Webuild SpA	53,359	138,522
TOTAL ITALY			36,959,609
JAPAN — (16.3%)
	77 Bank Ltd.	47,700	1,033,490
	A&D HOLON Holdings Co. Ltd.	1,100	20,446
	AD Works Group Co. Ltd.	20,400	52,053
	ADEKA Corp.	22,700	554,044
	AFC-HD AMS Life Science Co. Ltd.	1,800	9,692
	Ahresty Corp.	7,900	34,512
	Aichi Financial Group, Inc.	6,950	74,916
	Aida Engineering Ltd.	7,400	55,021
	Ain Holdings, Inc.	1,800	66,448
	Air Water, Inc.	47,100	738,688
	Airport Facilities Co. Ltd.	9,300	54,653
	Aisan Industry Co. Ltd.	11,700	174,583
	Akatsuki Corp.	2,500	9,386
		Shares	Value»
JAPAN — (Continued)
#*	Akebono Brake Industry Co. Ltd.	33,000	$22,600
	Alconix Corp.	7,600	122,981
	Alfresa Holdings Corp.	44,000	638,220
	Alpen Co. Ltd.	3,600	50,054
	Alps Alpine Co. Ltd.	47,181	646,283
	Amada Co. Ltd.	12,008	206,011
	Amiyaki Tei Co. Ltd.	1,500	12,790
	Anabuki Kosan, Inc.	1,200	17,097
	Anest Iwata Corp.	8,600	96,676
	AOKI Holdings, Inc.	9,900	106,964
#	Aoyama Trading Co. Ltd.	47,100	221,450
	Arakawa Chemical Industries Ltd.	3,100	34,889
	Arata Corp.	4,800	78,565
*	ARCHION Corp.	48,300	81,597
#	ARCLANDS Corp.	8,600	103,290
	Arcs Co. Ltd.	9,400	213,441
	Arealink Co. Ltd.	3,400	21,132
	Ariake Japan Co. Ltd.	1,200	40,366
	Artience Co. Ltd.	9,600	265,966
	Asia Pile Holdings Corp.	10,700	99,160
#	ASKA Pharmaceutical Holdings Co. Ltd.	2,600	34,873
	Astena Holdings Co. Ltd.	8,100	25,557
	Autobacs Seven Co. Ltd.	1,800	17,547
	Awa Bank Ltd.	6,300	325,266
	Axial Retailing, Inc.	7,500	59,639
	Axyz Co. Ltd.	800	17,385
	Bando Chemical Industries Ltd.	9,100	137,287
	Bank of Iwate Ltd.	4,624	61,839
	Bank of Nagoya Ltd.	10,100	407,611
	Bank of Saga Ltd.	3,301	114,817
	Bank of the Ryukyus Ltd.	10,400	190,019
	Belc Co. Ltd.	600	25,158
	Belluna Co. Ltd.	9,200	61,825
	B-Lot Co. Ltd.	2,500	22,709
	Bourbon Corp.	3,000	59,561
	Brother Industries Ltd.	28,100	699,780
#	Buffalo, Inc.	4,000	68,655
	Bunka Shutter Co. Ltd.	17,100	203,267
	Carlit Co. Ltd.	5,500	78,706
	Cawachi Ltd.	4,800	100,038
	CCI Group, Inc.	60,000	412,174
	Central Glass Co. Ltd.	7,400	183,098
#	Central Security Patrols Co. Ltd.	900	15,730
	Ceres, Inc.	2,500	33,027

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Change Holdings, Inc.	3,900	$23,443
	Chiba Kogyo Bank Ltd.	15,900	257,074
#	Chino Corp.	5,200	51,837
	Chori Co. Ltd.	4,500	109,772
	Chubu Shiryo Co. Ltd.	7,421	87,791
	Chuetsu Pulp & Paper Co. Ltd.	2,700	35,342
	Chugin Financial Group, Inc.	35,400	729,430
	Chuo Gyorui Co. Ltd.	500	11,407
	Citizen Watch Co. Ltd.	20,300	268,739
	CKD Corp.	7,400	270,047
	CK-San-Etsu Co. Ltd.	1,300	42,112
#	CMK Corp.	13,300	51,599
	Coca-Cola Bottlers Japan Holdings, Inc.	7,049	169,394
	Cosmo Energy Holdings Co. Ltd.	37,200	925,724
	Cosmos Initia Co. Ltd.	2,400	19,764
	CTI Engineering Co. Ltd.	6,600	130,918
	Dai Nippon Toryo Co. Ltd.	2,400	20,984
	Daicel Corp.	58,200	525,145
	Dai-Dan Co. Ltd.	6,300	94,996
	Daido Metal Co. Ltd.	8,900	75,211
	Daido Steel Co. Ltd.	35,200	494,756
	Daihatsu Infinearth Mfg Co. Ltd.	5,500	93,977
	Daiho Corp.	13,100	65,134
#	Daiichi Jitsugyo Co. Ltd.	7,800	154,797
	Daiichikosho Co. Ltd.	8,200	93,186
	Daiki Aluminium Industry Co. Ltd.	7,600	69,904
	Daikyonishikawa Corp.	13,400	86,052
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	14,800	102,730
	Daio Paper Corp.	17,100	106,427
	Daishi Hokuetsu Financial Group, Inc.	47,100	676,586
#	Daishinku Corp.	3,100	13,965
	Daisue Construction Co. Ltd.	2,500	54,171
	Daito Pharmaceutical Co. Ltd.	10,200	79,926
	Daitron Co. Ltd.	5,800	118,538
		Shares	Value»
JAPAN — (Continued)
	DCM Holdings Co. Ltd.	32,300	$311,106
	Dear Life Co. Ltd.	2,600	17,747
#	Denka Co. Ltd.	18,000	381,310
	DIC Corp.	19,700	541,749
	DKS Co. Ltd.	2,400	185,457
	Doutor Nichires Holdings Co. Ltd.	8,800	176,540
	Dowa Holdings Co. Ltd.	9,700	494,905
	DyDo Group Holdings, Inc.	4,100	77,473
	Eagle Industry Co. Ltd.	9,400	175,112
	Earth Corp.	1,400	41,551
#	Ebara Foods Industry, Inc.	1,400	21,684
#	Eco's Co. Ltd.	3,000	46,291
#	EDION Corp.	25,600	389,043
	Ehime Bank Ltd.	401	6,929
	Endo Lighting Corp.	4,100	66,480
	Enomoto Co. Ltd.	2,300	33,508
	Envipro Holdings, Inc.	3,600	18,185
#	ES-Con Japan Ltd.	11,300	75,935
#	Eslead Corp.	2,900	94,460
	ESPEC Corp.	4,800	115,278
	Exedy Corp.	6,600	248,695
	EXEO Group, Inc.	19,600	320,046
	Ezaki Glico Co. Ltd.	8,700	275,838
	FALCO HOLDINGS Co. Ltd.	2,300	38,242
	Feed One Co. Ltd.	4,700	37,795
	Ferrotec Corp.	10,900	549,787
	First Bank of Toyama Ltd.	14,600	263,559
#	Foster Electric Co. Ltd.	5,860	103,732
	FP Corp.	6,700	106,279
#	France Bed Holdings Co. Ltd.	7,200	57,463
	F-Tech, Inc.	5,800	24,551
	Fudo Tetra Corp.	4,400	73,535
#	Fuji Co. Ltd.	2,700	34,397
	Fuji Corp. Ltd.	3,400	15,751
	Fuji Die Co. Ltd.	1,700	10,113
	Fuji Oil Co. Ltd.	4,901	121,837
	Fuji Pharma Co. Ltd.	2,700	31,371
	Fuji Seal International, Inc.	13,100	246,796
	Fujibo Holdings, Inc.	7,500	161,197
#	Fujikura Composites, Inc.	6,200	96,588
	Fujikura Ltd.	16,200	411,097
#	Fujiya Co. Ltd.	1,452	22,296
	FuKoKu Co. Ltd.	3,700	43,435
	Fukuda Corp.	3,200	77,204
#	Fukui Bank Ltd.	900	31,727

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukuoka Financial Group, Inc.	32,060	$1,465,470
	Fukuyama Transporting Co. Ltd.	2,001	74,581
	Furukawa Co. Ltd.	11,100	243,247
	Furukawa Electric Co. Ltd.	44,000	839,604
#	Furuno Electric Co. Ltd.	6,200	279,147
#	Furuya Metal Co. Ltd.	3,200	130,649
#	Fuso Pharmaceutical Industries Ltd.	2,500	34,015
	Futaba Industrial Co. Ltd.	19,300	124,587
#	Gakken Holdings Co. Ltd.	9,300	59,254
	Galilei Holdings Co. Ltd.	6,000	129,403
	Geo Holdings Corp.	6,900	90,094
#	Giken Ltd.	2,299	27,219
	GLOBERIDE, Inc.	5,000	79,766
	Glory Ltd.	12,075	343,274
	GLtechno Holdings, Inc.	4,490	159,036
#	Godo Steel Ltd.	3,100	55,006
	GS Yuasa Corp.	12,800	431,064
	GSI Creos Corp.	3,400	56,563
	G-Tekt Corp.	5,100	68,705
	Gunma Bank Ltd.	95,800	1,505,531
	Gunze Ltd.	9,700	244,067
	H.U. Group Holdings, Inc.	3,100	66,250
	H2O Retailing Corp.	27,900	499,129
	Hachijuni Nagano Bank Ltd.	100,412	1,560,205
	Hagoromo Foods Corp.	500	11,558
#	Hakuhodo DY Holdings, Inc.	38,400	313,399
	Hakuto Co. Ltd.	900	27,750
	Halows Co. Ltd.	2,100	50,453
	Hamakyorex Co. Ltd.	18,000	206,497
	Handsman Co. Ltd.	900	4,539
	Hankyu Hanshin Holdings, Inc.	17,500	517,788
	Hanwa Co. Ltd.	56,500	600,090
	Harima Chemicals Group, Inc.	4,400	30,684
	Haseko Corp.	18,500	321,894
	Heiwa Real Estate Co. Ltd.	2,200	32,409
	Heiwado Co. Ltd.	3,087	51,577
	Hirata Corp.	2,401	42,011
	Hirogin Holdings, Inc.	77,919	1,066,420
	HIS Co. Ltd.	11,300	72,626
	Hochiki Corp.	11,700	139,868
		Shares	Value»
JAPAN — (Continued)
	Hodogaya Chemical Co. Ltd.	4,200	$53,553
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	45,261
	Hokkan Holdings Ltd.	3,400	50,836
	Hokko Chemical Industry Co. Ltd.	5,700	65,380
	Hokuetsu Corp.	31,800	181,991
	Hokuhoku Financial Group, Inc.	44,000	2,035,827
	Hokuriku Electric Industry Co. Ltd.	2,500	36,560
#	Hokuto Corp.	2,869	35,143
	H-One Co. Ltd.	8,500	81,911
#	Honeys Holdings Co. Ltd.	4,700	42,217
#	Hoosiers Holdings Co. Ltd.	9,300	72,227
	Hosokawa Micron Corp.	3,700	116,075
	House Foods Group, Inc.	9,500	231,070
#	Howa Machinery Ltd.	4,600	39,299
	Hyakugo Bank Ltd.	54,000	675,042
	Hyakujushi Bank Ltd.	26,400	465,163
	Ibiden Co. Ltd.	11,800	1,180,506
	Ichiken Co. Ltd.	2,400	39,522
	Ichikoh Industries Ltd.	2,100	6,934
	Ichinen Holdings Co. Ltd.	6,400	94,835
#	Ichiyoshi Securities Co. Ltd.	1,759	17,053
#	IDEA Consultants, Inc.	1,600	35,768
	Idec Corp.	1,100	24,136
	Iida Group Holdings Co. Ltd.	35,900	513,975
#	Iino Kaiun Kaisha Ltd.	25,600	237,388
#	Imuraya Group Co. Ltd.	900	13,427
	Inaba Denki Sangyo Co. Ltd.	25,200	449,414
	Inaba Seisakusho Co. Ltd.	500	5,341
	Inabata & Co. Ltd.	14,900	368,487
	INFRONEER Holdings, Inc.	56,352	911,695
	Innotech Corp.	1,200	24,861
#	Inui Global Logistics Co. Ltd.	1,500	17,739
#	Ishihara Chemical Co. Ltd.	1,000	18,017
	Ishihara Sangyo Kaisha Ltd.	12,100	222,666
	Ishizuka Glass Co. Ltd.	800	14,861
	Itochu Enex Co. Ltd.	14,100	191,253

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itoham Yonekyu Holdings, Inc.	5,840	$179,732
#	Itoki Corp.	7,700	141,071
	IwaiCosmo Holdings, Inc.	6,600	172,033
	Iwatani Corp.	42,000	534,618
	Iyogin Holdings, Inc.	78,300	1,761,708
	Izumi Co. Ltd.	16,200	101,727
	J Front Retailing Co. Ltd.	33,813	629,184
	JANOME Corp.	6,900	56,155
	Japan Aviation Electronics Industry Ltd.	7,100	104,761
	Japan Electronic Materials Corp.	4,200	155,350
#	Japan Medical Dynamic Marketing, Inc.	3,799	20,584
	Japan Pulp & Paper Co. Ltd.	32,500	226,506
	Japan Securities Finance Co. Ltd.	17,100	254,629
	Japan Steel Works Ltd.	500	23,166
#	Japan Transcity Corp.	10,000	84,276
#	Japan Wool Textile Co. Ltd.	14,100	168,153
	JFE Holdings, Inc.	5,700	64,673
	JINUSHI Co. Ltd.	300	5,457
	JK Holdings Co. Ltd.	5,500	47,637
	Joshin Corp.	2,590	63,905
#	Joyful Honda Co. Ltd.	14,200	222,343
#	JSP Corp.	2,748	43,419
	JTEKT Corp.	42,425	580,934
	Juki Corp.	4,100	13,281
	Juroku Financial Group, Inc.	40,500	594,424
	JVCKenwood Corp.	18,600	130,735
	Kadoya Sesame Mills, Inc.	3,300	36,969
	Kaga Electronics Co. Ltd.	9,800	284,621
	Kagome Co. Ltd.	6,400	104,828
	Kamei Corp.	7,600	184,169
	Kamigumi Co. Ltd.	13,100	425,413
	Kanaden Corp.	6,000	91,803
	Kanadevia Corp.	39,600	291,304
	Kanagawa Chuo Kotsu Co. Ltd.	500	12,138
	Kanamoto Co. Ltd.	7,969	259,620
	Kandenko Co. Ltd.	9,200	306,011
	Kaneka Corp.	11,900	423,358
	Kanematsu Corp.	45,800	597,833
	Kanemi Co. Ltd.	1,200	30,066
	Kanto Denka Kogyo Co. Ltd.	9,600	156,620
	Kato Sangyo Co. Ltd.	6,100	243,570
		Shares	Value»
JAPAN — (Continued)
	Kawada Technologies, Inc.	13,200	$104,070
	KEIWA, Inc.	3,000	23,112
	Keiyo Bank Ltd.	30,000	491,389
	Kenko Mayonnaise Co. Ltd.	3,934	50,369
	KH Neochem Co. Ltd.	4,800	98,766
#	Kibun Foods, Inc.	1,800	12,282
#	Kimura Chemical Plants Co. Ltd.	5,800	43,504
	Kimura Unity Co. Ltd.	9,800	56,898
#	Kintetsu Department Store Co. Ltd.	1,200	13,921
	Ki-Star Real Estate Co. Ltd.	5,200	114,929
#	Kitagawa Corp.	2,400	24,650
#	Kita-Nippon Bank Ltd.	2,200	91,011
	Kitz Corp.	17,700	240,303
	Kiyo Bank Ltd.	18,800	546,771
#	KNT-CT Holdings Co. Ltd.	2,200	26,371
	Koa Corp.	3,700	50,769
	Koa Shoji Holdings Co. Ltd.	2,900	14,071
#	Koatsu Gas Kogyo Co. Ltd.	9,700	64,916
	Kobe Steel Ltd.	66,700	863,319
	Kohnan Shoji Co. Ltd.	7,000	184,240
	Kohsoku Corp.	600	15,540
	Koito Manufacturing Co. Ltd.	3,300	55,153
#	Kojima Co. Ltd.	13,300	115,049
	Kokuyo Co. Ltd.	27,800	158,283
	Komehyo Holdings Co. Ltd.	1,400	43,869
	Komeri Co. Ltd.	7,400	179,049
	Kondotec, Inc.	5,400	51,898
	Konica Minolta, Inc.	103,400	377,785
	Konishi Co. Ltd.	16,600	146,335
	Konoike Transport Co. Ltd.	9,000	168,305
	KPP Group Holdings Co. Ltd.	12,100	83,851
#	KRS Corp.	3,600	64,896
	K's Holdings Corp.	28,800	341,147
	KU Holdings Co. Ltd.	3,700	27,956
	Kumagai Gumi Co. Ltd.	26,024	231,761
	Kumiai Chemical Industry Co. Ltd.	2,655	12,188
	Kurabo Industries Ltd.	4,600	283,683
	Kuraray Co. Ltd.	93,700	1,074,689
	Kureha Corp.	13,200	353,074
#	Kurimoto Ltd.	16,000	151,276
	Kuriyama Holdings Corp.	5,000	51,380
	KYB Corp.	12,400	347,923

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kyodo Printing Co. Ltd.	7,600	$77,815
	Kyoei Steel Ltd.	5,045	61,054
	Kyokuto Boeki Kaisha Ltd.	4,800	53,223
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	152,792
	Kyokuyo Co. Ltd.	2,800	79,714
	Kyosan Electric Manufacturing Co. Ltd.	12,300	66,419
	Kyushu Financial Group, Inc.	79,500	730,749
#	Lacto Japan Co. Ltd.	2,600	55,178
	LEC, Inc.	7,500	45,417
	Life Corp.	9,400	152,229
*	Lifenet Insurance Co.	2,000	20,874
	Lintec Corp.	10,100	387,186
	Lion Corp.	28,200	302,307
#	Lixil Corp.	51,000	553,903
	Look Holdings, Inc.	1,800	29,290
	Mabuchi Motor Co. Ltd.	37,800	391,562
	Macnica Holdings, Inc.	1,600	32,391
	Maezawa Holdings Co. Ltd.	3,900	43,999
	Makino Milling Machine Co. Ltd.	6,900	599,412
	Marubun Corp.	5,500	57,945
	Marudai Food Co. Ltd.	5,400	77,692
	Maruyama Manufacturing Co., Inc.	1,100	18,506
	Maruzen Showa Unyu Co. Ltd.	3,700	177,558
#	Marvelous, Inc.	10,200	29,858
	Matsuda Sangyo Co. Ltd.	4,300	144,573
	Matsuoka Corp.	1,100	16,935
	Maxell Ltd.	9,900	127,281
	Maxvalu Tokai Co. Ltd.	2,200	45,187
	Mebuki Financial Group, Inc.	163,600	1,515,916
#	Media Do Co. Ltd.	2,000	16,190
#	Medical System Network Co. Ltd.	10,600	32,187
	Medipal Holdings Corp.	43,700	786,884
	Megmilk Snow Brand Co. Ltd.	12,000	282,880
	Meidensha Corp.	5,700	336,067
	Meiji Electric Industries Co. Ltd.	3,800	52,154
		Shares	Value»
JAPAN — (Continued)
	MEIJI Holdings Co. Ltd.	26,100	$620,743
#	Meiji Shipping Group Co. Ltd.	4,300	21,911
	Meiko Electronics Co. Ltd.	1,900	238,658
	Meiwa Estate Co. Ltd.	4,900	25,598
	Menicon Co. Ltd.	10,685	116,138
#	Mie Kotsu Group Holdings, Inc.	3,815	13,222
#	MIMAKI ENGINEERING Co. Ltd.	700	9,202
	Miraini Holdings Co. Ltd.	10,884	156,642
	Mirait One Corp.	23,310	514,915
	Mirarth Holdings, Inc.	24,887	63,912
	Mitsuba Corp.	15,300	113,862
	Mitsubishi Gas Chemical Co., Inc.	40,800	1,053,876
	Mitsubishi Logistics Corp.	69,500	696,844
	Mitsubishi Materials Corp.	27,842	722,624
#	Mitsubishi Motors Corp.	77,200	176,751
#	Mitsubishi Paper Mills Ltd.	9,464	66,257
	Mitsubishi Pencil Co. Ltd.	5,000	86,725
	Mitsubishi Steel Manufacturing Co. Ltd.	2,100	28,477
	Mitsui Chemicals, Inc.	64,200	844,087
	Mitsui DM Sugar Co. Ltd.	5,495	118,273
	Mitsui E&S Co. Ltd.	14,000	422,231
	Mitsui High-Tec, Inc.	11,200	62,590
	Mitsui Kinzoku Co. Ltd.	4,816	906,723
	Mitsui-Soko Holdings Co. Ltd.	7,200	162,512
	Mitsuuroko Group Holdings Co. Ltd.	5,200	68,680
#	Miyaji Engineering Group, Inc.	2,300	22,827
	Miyazaki Bank Ltd.	15,500	225,303
	Mizuno Corp.	4,100	94,549
	Monex Group, Inc.	8,100	35,663
	Morinaga Milk Industry Co. Ltd.	79,600	595,253
#	Moriroku Co. Ltd.	2,601	40,827
	Morita Holdings Corp.	8,400	132,196
	Mory Industries, Inc.	9,000	53,991
	MrMax Holdings Ltd.	8,500	41,756

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mugen Estate Co. Ltd.	2,800	$33,999
	Musashi Seimitsu Industry Co. Ltd.	7,700	152,155
	Musashino Bank Ltd.	22,200	354,232
	Nachi-Fujikoshi Corp.	2,587	87,488
#	Nagaileben Co. Ltd.	1,600	17,902
	Nagano Keiki Co. Ltd.	1,500	34,910
	Nagase & Co. Ltd.	112,800	795,608
	Naigai Tec Corp.	900	17,418
#	Nakamoto Packs Co. Ltd.	800	9,505
#	Nakamuraya Co. Ltd.	1,100	22,151
	Nanto Bank Ltd.	37,000	395,097
	Nanyo Corp.	2,600	31,740
	NH Foods Ltd.	9,300	365,239
	NHK Spring Co. Ltd.	54,544	1,209,216
	Nicca Chemical Co. Ltd.	1,800	22,562
	Nice Corp.	1,800	21,766
	Nichiban Co. Ltd.	1,500	18,309
	Nichicon Corp.	2,000	35,542
	Nichiden Corp.	2,600	50,205
	Nichimo Co. Ltd.	1,600	23,903
	Nichireki Group Co. Ltd.	2,000	27,611
	Nichirin Co. Ltd.	3,750	96,735
	Nihon Denkei Co. Ltd.	2,100	34,744
	Nihon Kohden Corp.	1,800	17,922
	Nihon Nohyaku Co. Ltd.	13,700	92,061
#	Nihon Yamamura Glass Co. Ltd.	1,100	18,915
	Nikkiso Co. Ltd.	11,500	265,876
#	Nikkon Holdings Co. Ltd.	22,100	697,541
	Nippi, Inc.	900	68,618
	Nippn Corp.	14,900	262,588
	Nippon Carbide Industries Co., Inc.	2,300	45,695
#	Nippon Chemical Industrial Co. Ltd.	2,900	105,956
	Nippon Chemi-Con Corp.	2,100	40,031
	Nippon Denko Co. Ltd.	34,300	91,018
	Nippon Electric Glass Co. Ltd.	14,200	467,786
	Nippon Express Holdings, Inc.	32,700	1,079,203
	Nippon Kayaku Co. Ltd.	27,900	335,278
	Nippon Light Metal Holdings Co. Ltd.	6,403	107,712
#	Nippon Paper Industries Co. Ltd.	31,400	270,426
		Shares	Value»
JAPAN — (Continued)
#	Nippon Rietec Co. Ltd.	3,460	$52,154
#	Nippon Seisen Co. Ltd.	3,500	29,141
#*	Nippon Sheet Glass Co. Ltd.	24,000	71,902
	Nippon Shinyaku Co. Ltd.	9,400	199,945
	Nippon Shokubai Co. Ltd.	28,200	379,349
	Nippon Signal Co. Ltd.	1,100	10,969
	Nippon Soda Co. Ltd.	13,200	315,176
	Nippon Thompson Co. Ltd.	7,700	84,028
#	Nippon Yakin Kogyo Co. Ltd.	4,300	135,030
	Nipro Corp.	37,500	382,559
	Nishi-Nippon Financial Holdings, Inc.	29,200	771,693
	Nishio Holdings Co. Ltd.	4,700	126,078
	Nissan Shatai Co. Ltd.	6,900	41,694
	Nissan Tokyo Sales Holdings Co. Ltd.	14,900	50,743
	Nissha Co. Ltd.	5,786	47,662
	Nisshin Oillio Group Ltd.	23,700	282,945
	Nisshin Seifun Group, Inc.	14,800	187,356
	Nisshinbo Holdings, Inc.	33,453	449,455
#	Nisso Holdings Co. Ltd.	2,700	10,529
	Nissui Corp.	80,200	632,422
	Nitta Gelatin, Inc.	3,800	30,800
#	Nitto Fuji Flour Milling Co. Ltd.	3,200	36,928
	Nitto Kogyo Corp.	4,500	121,379
	Nitto Seiko Co. Ltd.	12,100	59,260
	Nittoku Co. Ltd.	2,801	45,540
	Nojima Corp.	37,500	307,029
	Nomura Real Estate Holdings, Inc.	68,000	390,760
	Noritake Co. Ltd.	10,800	226,789
	Noritz Corp.	5,300	78,854
	North Pacific Bank Ltd.	82,400	590,765
	NS Tool Co. Ltd.	2,500	15,041
	NS United Kaiun Kaisha Ltd.	3,800	190,620
	NSK Ltd.	36,811	262,203
	NSW, Inc.	2,600	40,644
	NTN Corp.	86,100	208,159
#	Obara Group, Inc.	2,900	103,862
#	Oenon Holdings, Inc.	6,600	20,214

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ogaki Kyoritsu Bank Ltd.	5,700	$253,682
	Oiles Corp.	5,700	101,476
	Oita Bank Ltd.	16,500	262,453
	Oji Holdings Corp.	246,400	1,354,903
	Okabe Co. Ltd.	13,000	74,807
	Okada Aiyon Corp.	300	3,765
	Okamoto Industries, Inc.	2,300	86,020
	Okamoto Machine Tool Works Ltd.	409	12,665
	Okamura Corp.	13,900	202,915
	Okasan Securities Group, Inc.	37,900	262,071
	Oki Electric Industry Co. Ltd.	14,500	244,922
	Okinawa Financial Group, Inc.	4,780	217,630
	OKUMA Corp.	8,700	265,715
	Okumura Corp.	8,700	313,925
	Okura Industrial Co. Ltd.	2,800	97,153
	Okuwa Co. Ltd.	3,982	20,178
	Olba Healthcare Holdings, Inc.	1,400	16,773
	Ono Pharmaceutical Co. Ltd.	9,400	140,483
	Onoken Co. Ltd.	3,700	33,282
	Onward Holdings Co. Ltd.	37,900	181,091
#	Optimus Group Co. Ltd.	4,000	10,489
	Oriental Consultants Holdings Co. Ltd.	1,000	19,684
	Oriental Shiraishi Corp.	25,300	57,930
	Osaka Organic Chemical Industry Ltd.	100	2,791
	Osaki Electric Co. Ltd.	8,300	76,826
#	OSG Corp.	16,700	381,004
	OUG Holdings, Inc.	1,100	30,488
	Pack Corp.	3,300	29,934
#	Paraca, Inc.	1,600	20,510
	Penta-Ocean Construction Co. Ltd.	37,400	348,116
	PHC Holdings Corp.	7,800	53,882
	Pickles Holdings Co. Ltd.	1,800	12,980
#	PILLAR Corp.	2,600	150,284
	Press Kogyo Co. Ltd.	25,900	139,047
	Prima Meat Packers Ltd.	2,100	32,677
#	PS Construction Co. Ltd.	3,450	48,812
		Shares	Value»
JAPAN — (Continued)
	QB Net Holdings Co. Ltd.	3,000	$24,293
#	Qol Holdings Co. Ltd.	6,200	81,339
	Raiznext Corp.	8,600	155,788
#	Rasa Corp.	1,900	22,269
#	Rasa Industries Ltd.	10,000	111,961
	Rengo Co. Ltd.	36,900	344,909
#*	RENOVA, Inc.	14,500	84,202
	Resonac Holdings Corp.	21,400	1,782,600
	Restar Corp.	4,500	115,017
#	Retail Partners Co. Ltd.	2,800	24,017
	Rheon Automatic Machinery Co. Ltd.	4,400	41,630
	Ricoh Co. Ltd.	97,200	953,822
	Riken Technos Corp.	11,500	158,233
	Riken Vitamin Co. Ltd.	5,400	108,711
	Rinnai Corp.	1,500	33,543
	Rion Co. Ltd.	2,100	43,433
	Rix Corp.	600	13,492
	Ryobi Ltd.	7,900	125,359
	RYODEN Corp.	3,900	106,200
	S Foods, Inc.	300	5,160
#	S&B Foods, Inc.	5,000	206,150
#	Sac's Bar Holdings, Inc.	3,428	16,614
#	Sakai Chemical Industry Co. Ltd.	5,400	133,491
	Sakai Moving Service Co. Ltd.	2,000	37,297
	Sakata INX Corp.	10,570	164,873
	Sakata Seed Corp.	4,800	129,469
	Sala Corp.	18,200	130,306
#	San Holdings, Inc.	6,600	59,864
	San ju San Financial Group, Inc.	17,200	203,426
	San-A Co. Ltd.	8,800	180,144
	San-Ai Obbli Co. Ltd.	16,400	238,523
	San-In Godo Bank Ltd.	35,400	513,058
*	Sanken Electric Co. Ltd.	400	20,447
#	Sanki Engineering Co. Ltd.	12,000	170,696
	Sanko Gosei Ltd.	13,300	80,514
	Sanko Metal Industrial Co. Ltd.	5,000	39,792
	Sankyo Co. Ltd.	18,300	212,368
	Sankyo Frontier Co. Ltd.	1,400	20,243
	Sankyu, Inc.	1,900	112,390
#	Sanoh Industrial Co. Ltd.	3,700	18,454
	Sansei Technologies, Inc.	4,600	67,183

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanyo Chemical Industries Ltd.	2,800	$84,750
	Sanyo Denki Co. Ltd.	2,000	67,705
	Sanyo Trading Co. Ltd.	13,200	71,395
	Sato Corp.	6,500	99,311
	Sato Shoji Corp.	5,000	100,873
	SBS Holdings, Inc.	3,100	86,386
	Scroll Corp.	8,200	87,370
	Sega Sammy Holdings, Inc.	14,600	252,217
	Seika Corp.	7,800	126,921
	Seiko Epson Corp.	54,300	994,616
	Seiko Group Corp.	15,800	772,511
	Seino Holdings Co. Ltd.	23,400	386,382
	Seiren Co. Ltd.	1,500	29,670
	Sekisui Chemical Co. Ltd.	27,700	461,023
	Sekisui Kasei Co. Ltd.	11,200	36,883
	SEMITEC Corp.	1,700	21,159
	Senko Group Holdings Co. Ltd.	23,700	327,596
	Senshu Ikeda Holdings, Inc.	55,800	327,118
*	Sharp Corp.	21,300	82,283
	Shibaura Machine Co. Ltd.	2,300	58,940
	Shibusawa Logistics Corp.	12,400	141,196
	Shibuya Corp.	2,500	68,141
	Shiga Bank Ltd.	43,500	646,352
	Shikoku Bank Ltd.	8,100	167,521
#	Shimadaya Corp.	2,000	20,769
	Shimizu Corp.	900	13,258
	Shimojima Co. Ltd.	2,505	21,613
	Shin Nippon Air Technologies Co. Ltd.	3,400	68,281
	Shinagawa Refra Co. Ltd.	8,500	109,286
	Shin-Etsu Polymer Co. Ltd.	11,300	149,460
	Shinmaywa Industries Ltd.	14,600	178,844
	Shinsho Corp.	4,500	72,267
#	Shinwa Co. Ltd. (7607 JP)	3,600	71,391
	Ship Healthcare Holdings, Inc.	4,300	68,886
	Shizuoka Financial Group, Inc.	5,900	116,378
	Shizuoka Gas Co. Ltd.	2,900	22,862
#	Shochiku Co. Ltd.	400	28,932
	Shofu, Inc.	800	10,555
		Shares	Value»
JAPAN — (Continued)
	Showa Sangyo Co. Ltd.	600	$13,335
	Siix Corp.	10,100	87,947
#	Sinanen Holdings Co. Ltd.	2,300	95,382
	Sinfonia Technology Co. Ltd.	2,300	187,132
	SKY Perfect JSAT Corp.	50,900	662,993
#	Soda Nikka Co. Ltd.	6,400	48,209
	Software Service, Inc.	200	13,758
	Sojitz Corp.	11,300	377,539
	Soken Chemical & Engineering Co. Ltd.	5,600	108,331
	Sony Financial Group, Inc. 8729 JP	375,800	364,333
	SPK Corp.	6,400	55,542
	Star Mica Holdings Co. Ltd.	7,500	71,393
	Starts Corp., Inc.	8,200	243,152
	Starzen Co. Ltd.	14,700	124,003
	Stella Chemifa Corp.	2,500	79,658
#	Step Co. Ltd.	1,700	23,994
	Studio Alice Co. Ltd.	2,500	31,101
	SUMCO Corp.	63,272	1,286,321
	Sumida Corp.	4,001	31,968
	Sumitomo Forestry Co. Ltd.	66,700	562,576
	Sumitomo Heavy Industries Ltd.	19,249	622,261
	Sumitomo Osaka Cement Co. Ltd.	9,475	320,310
*	Sumitomo Pharma Co. Ltd.	9,300	72,476
	Sumitomo Rubber Industries Ltd.	48,554	686,983
	Sumitomo Seika Chemicals Co. Ltd.	12,000	91,607
	Sun Frontier Fudousan Co. Ltd.	1,400	21,963
#	Suncall Corp.	1,000	7,830
	Sundrug Co. Ltd.	2,500	59,426
	Sun-Wa Technos Corp.	3,300	73,879
	Suruga Bank Ltd.	53,500	866,402
	Suzuken Co. Ltd.	17,500	558,302
	Suzuki Co. Ltd.	4,300	79,831
	SWCC Corp.	200	13,786
	T Hasegawa Co. Ltd.	8,400	170,564
	T RAD Co. Ltd.	23,000	211,879
	Tachibana Eletech Co. Ltd.	4,500	96,716
	Tachi-S Co. Ltd.	8,200	115,555
	Tadano Ltd.	15,500	128,811
	Taihei Dengyo Kaisha Ltd.	12,000	180,052

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiheiyo Cement Corp.	29,400	$744,487
#	Taiho Kogyo Co. Ltd.	3,000	20,529
	Taikisha Ltd.	1,400	36,687
	Taiko Bank Ltd.	600	9,678
	Taiyo Yuden Co. Ltd.	21,369	1,321,483
	Takamatsu Construction Group Co. Ltd.	4,700	109,525
#	Takaoka Toko Co. Ltd.	3,700	158,365
#	Takara & Co. Ltd.	700	18,649
	Takara Holdings, Inc.	8,100	105,672
	Takara Standard Co. Ltd.	7,800	146,892
	Takasago International Corp.	21,500	162,026
#	Takashima & Co. Ltd.	12,000	60,952
	Takashimaya Co. Ltd.	62,200	889,202
#	TAKEBISHI Corp.	2,800	42,601
#	Taki Chemical Co. Ltd.	1,000	31,041
	Tamura Corp.	15,901	78,998
	Tanabe Engineering Corp.	1,300	18,538
	Tayca Corp.	3,125	43,181
#	Tekken Corp.	2,300	62,946
#	Tera Probe, Inc.	1,100	68,377
	Terasaki Electric Co. Ltd.	900	22,663
#	Tess Holdings Co. Ltd.	10,500	43,786
	Toa Corp. (1885 JP)	17,200	215,770
#	TOA ROAD Corp.	1,300	13,225
	Toagosei Co. Ltd.	14,300	159,855
	TOBISHIMA HOLDINGS, Inc.	3,740	48,267
#	Tochigi Bank Ltd.	24,700	145,168
	Toda Corp.	39,400	365,768
	Toenec Corp.	13,000	165,560
	Togami Electric Manufacturing Co. Ltd.	700	23,570
	Toho Acetylene Co. Ltd.	6,000	16,094
	Toho Bank Ltd.	53,600	286,074
	Toho Co. Ltd. (8142 JP)	3,000	25,436
#	Toho Holdings Co. Ltd.	4,400	110,961
	Tohoku Bank Ltd.	4,728	42,723
	Tokai Carbon Co. Ltd.	16,800	160,220
	Tokai Corp.	2,268	34,709
	Tokai Rika Co. Ltd.	13,500	266,213
	Tokai Tokyo Financial Holdings, Inc.	29,876	149,210
	Tokushu Tokai Paper Co. Ltd.	6,900	90,046
		Shares	Value»
JAPAN — (Continued)
	Tokuyama Corp.	16,000	$375,305
	Tokyo Energy & Systems, Inc.	3,090	38,278
	Tokyo Kiraboshi Financial Group, Inc.	66,400	698,078
#	Tokyo Metro Co. Ltd.	18,800	172,354
#	Tokyo Rope Manufacturing Co. Ltd.	4,600	55,944
	Tokyo Sangyo Co. Ltd.	4,000	20,700
	Tokyo Steel Manufacturing Co. Ltd.	9,200	102,097
	Tokyo Tatemono Co. Ltd.	43,000	907,354
#	Tokyo Tekko Co. Ltd.	2,100	25,240
	Tokyu Construction Co. Ltd.	8,800	63,909
	Tokyu Fudosan Holdings Corp.	103,300	858,570
	Toli Corp.	12,400	51,709
	Tomoe Engineering Co. Ltd.	6,900	83,408
	Tomoku Co. Ltd.	3,200	90,187
	TOMONY Holdings, Inc.	39,500	244,636
	Topre Corp.	9,601	168,182
	Topy Industries Ltd.	1,800	32,961
#	Torex Semiconductor Ltd.	2,699	29,757
	Tosei Corp.	18,400	208,772
	Tosho Co. Ltd.	4,000	19,180
	Tosoh Corp.	61,200	1,029,291
	Totetsu Kogyo Co. Ltd.	5,700	148,504
	TOTO Ltd.	1,000	43,399
	Towa Bank Ltd.	11,200	92,113
	Towa Pharmaceutical Co. Ltd.	8,500	212,616
#	Toyo Kanetsu KK	3,332	50,673
	Toyo Seikan Group Holdings Ltd.	38,700	983,327
#	Toyo Tanso Co. Ltd.	1,800	73,047
	Toyo Tire Corp.	30,000	795,732
	Toyobo Co. Ltd.	30,923	290,888
	Toyoda Gosei Co. Ltd.	16,500	569,637
	Toyota Boshoku Corp.	19,600	273,492
	TRE Holdings Corp.	12,600	158,501
	Trusco Nakayama Corp.	8,700	131,180
	Tsubakimoto Chain Co.	21,500	344,966

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tsubakimoto Kogyo Co. Ltd.	3,000	$53,746
#	Tsuburaya Fields Holdings, Inc.	6,400	96,778
	Tsugami Corp.	12,900	473,384
	Tsukishima Holdings Co. Ltd.	5,300	90,284
	Tsukuba Bank Ltd.	25,000	95,864
	Tsumura & Co.	6,531	156,294
	UACJ Corp.	43,200	630,562
	UBE Corp.	17,600	348,535
	Uchida Yoko Co. Ltd.	9,000	120,645
#	Ueki Corp.	1,000	16,966
	Ultrafabrics Holdings Co. Ltd.	2,100	9,258
	Umios Corp.	40,200	329,421
	Unipres Corp.	9,700	80,641
#	United Super Markets Holdings, Inc.	15,557	80,264
	Urbanet Corp. Co. Ltd.	3,200	10,063
	Ushio, Inc.	2,700	62,659
	Valor Holdings Co. Ltd.	16,000	326,580
	Valqua Ltd.	2,487	99,425
	Vital KSK Holdings, Inc.	400	4,191
	VT Holdings Co. Ltd.	20,800	64,134
	Wacoal Holdings Corp.	4,000	110,301
#	Wakachiku Construction Co. Ltd.	3,700	83,164
	Wakita & Co. Ltd.	12,600	151,387
	Warabeya Nichiyo Holdings Co. Ltd.	2,300	40,105
#	Watahan & Co. Ltd.	4,000	32,915
#	Wellneo Sugar Co. Ltd.	800	13,865
	World Co. Ltd.	15,200	152,877
	World Holdings Co. Ltd.	2,400	39,805
	Xebio Holdings Co. Ltd.	3,720	25,603
	Yahagi Construction Co. Ltd.	7,300	86,822
	Yakult Honsha Co. Ltd.	10,400	184,055
#	YAKUODO Holdings Co. Ltd.	3,300	35,677
	YAMABIKO Corp.	9,400	226,319
	Yamada Holdings Co. Ltd.	87,400	390,387
	Yamae Group Holdings Co. Ltd.	5,000	87,852
	Yamaguchi Financial Group, Inc.	46,028	851,114
		Shares	Value»
JAPAN — (Continued)
	Yamaichi Electronics Co. Ltd.	5,600	$290,718
	Yamanashi Chuo Bank Ltd.	7,900	314,475
#	Yamatane Corp.	4,600	60,722
#	Yamato Holdings Co. Ltd.	8,500	110,306
	Yamazen Corp.	12,360	136,928
#	Yashima Denki Co. Ltd.	2,600	48,787
	Yellow Hat Ltd.	19,200	217,405
	Yokogawa Bridge Holdings Corp.	9,000	166,515
	Yokohama Rubber Co. Ltd.	39,300	1,866,783
	Yokorei Co. Ltd.	8,800	117,107
	Yokowo Co. Ltd.	799	19,673
	Yondenko Corp.	9,000	112,759
#	Yorozu Corp.	5,700	31,867
	Yotai Refractories Co. Ltd.	400	4,393
	Yuasa Co. Ltd.	4,900	177,737
	Yurtec Corp.	11,800	175,748
	Zacros Corp.	18,800	158,032
	Zeon Corp.	28,500	399,670
	ZERIA Pharmaceutical Co. Ltd.	3,300	43,235
	Zojirushi Corp.	2,000	18,058
TOTAL JAPAN			145,012,904
KUWAIT — (0.1%)
	A'ayan Leasing & Investment Co. KSCP	146,389	135,887
	Al Ahli Bank of Kuwait KSCP	93,133	80,885
††	Al-Eid Food KSC	16,383	2,171
	Burgan Bank SAK	170,365	103,551
	Combined Group Contracting Co. SAK	8,633	26,345
	Gulf Cables & Electrical Industries Group Co. KSCP	11,809	63,902
	Kuwait International Bank KSCP	260,890	215,173
	Mezzan Holding Co. KSCC	9,575	33,655
	Warba Bank KSCP	600,308	542,473
TOTAL KUWAIT			1,204,042
MALAYSIA — (0.4%)
	Able Global Bhd.	27,200	10,331
#	Aeon Co. M Bhd.	112,800	28,979
#	AFFIN Bank Bhd.	103,296	55,902

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Ajinomoto Malaysia Bhd.	3,900	$17,995
	Alliance Bank Malaysia Bhd.	158,146	184,275
	Allianz Malaysia Bhd.	10,200	52,360
	AMMB Holdings Bhd. (AMM MK)	50,500	83,639
	Aurelius Technologies Bhd.	59,000	10,383
	Axiata Group Bhd.	138,500	67,291
#	Bank Islam Malaysia Bhd.	109,299	56,920
	Batu Kawan Bhd.	15,700	80,739
*	Berjaya Corp. Bhd.	528,424	32,423
*	Bermaz Auto Bhd.	99,700	23,765
#	Dayang Enterprise Holdings Bhd.	131,640	51,605
	Dialog Group Bhd.	127,600	61,981
#	DRB-Hicom Bhd.	90,500	21,667
#	Duopharma Biotech Bhd.	74,277	22,180
#	DXN Holdings Bhd.	58,000	6,590
#	Eastern & Oriental Bhd.	157,000	28,756
	Eco World Development Group Bhd.	128,100	64,605
#	Gamuda Bhd.	40,682	42,506
#	Genting Malaysia Bhd.	277,400	118,616
	Genting Plantations Bhd.	40,500	57,096
	Guan Chong Bhd.	94,366	27,606
	HAP Seng Consolidated Bhd.	15,300	10,377
	Hap Seng Plantations Holdings Bhd.	23,700	14,351
	Hartalega Holdings Bhd.	73,900	18,442
#	Hibiscus Petroleum Bhd.	84,080	40,056
	Hong Leong Industries Bhd.	3,400	14,729
	IGB Bhd.	116,961	67,078
	IJM Corp. Bhd.	323,800	190,298
	Inari Amertron Bhd.	177,900	96,348
	IOI Properties Group Bhd.	206,749	191,716
#	Jaya Tiasa Holdings Bhd.	64,000	17,543
	Kenanga Investment Bank Bhd.	109,500	18,757
	Kerjaya Prospek Group Bhd.	39,895	24,782
	Kretam Holdings Bhd.	95,800	15,264
	KSL Holdings Bhd.	32,943	23,364
		Shares	Value»
MALAYSIA — (Continued)
#	Lagenda Properties Bhd.	36,600	$12,547
	LBS Bina Group Bhd.	94,400	9,811
#	Leong Hup International Bhd.	162,900	30,658
	LPI Capital Bhd.	4,500	16,534
#	Magnum Bhd.	93,230	28,493
	Mah Sing Group Bhd.	269,500	68,529
#	Malayan Cement Bhd.	18,000	28,571
	Malayan Flour Mills Bhd.	50,550	7,925
#	Malaysia Smelting Corp. Bhd.	80,000	38,660
#	Malaysian Pacific Industries Bhd.	3,900	43,691
#	Matrix Concepts Holdings Bhd.	150,187	44,407
	MBSB Bhd.	262,484	40,804
	Mega First Corp. Bhd.	82,000	60,013
#	MKH Bhd.	42,400	20,324
	MKH Oil Palm East Kalimantan Bhd.	6,057	970
	MNRB Holdings Bhd.	102,843	67,605
#	Muhibbah Engineering M Bhd.	82,700	10,419
††	Nylex Malaysia Bhd.	1,285	14
	Pantech Group Holdings Bhd.	54,900	8,667
	Sarawak Oil Palms Bhd.	68,077	85,002
#	Scientex Bhd.	103,400	93,676
	Sime Darby Bhd.	258,400	136,465
#	Sime Darby Property Bhd.	422,900	139,369
#	SP Setia Bhd. Group	277,400	63,091
#	Sports Toto Bhd.	35,496	11,734
	Sunway Bhd.	43,800	56,513
*	Sunway Healthcare Holdings Bhd., Class B	4,380	2,066
#	Ta Ann Holdings Bhd.	39,440	55,010
#	Top Glove Corp. Bhd.	205,600	33,463
*	Tropicana Corp. Bhd.	116,928	34,679
#	TSH Resources Bhd.	130,600	37,372
#	UEM Sunrise Bhd.	335,500	48,401
	Unisem M Bhd.	32,200	35,818
	United Malacca Bhd.	15,200	21,867
#	UOA Development Bhd.	187,400	78,014
	Velesto Energy Bhd.	447,600	27,319
	VS Industry Bhd.	245,100	13,785
*	WCT Holdings Bhd.	83,600	8,060
#	Yinson Holdings Bhd.	103,978	49,585
	YTL Corp. Bhd.	82,560	39,111

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Zetrix Ai Bhd.	676,200	$123,023
TOTAL MALAYSIA			3,683,380
MEXICO — (0.6%)
*	Alpek SAB de CV	74,344	55,245
Ω	Banco del Bajio SA	95,590	317,631
	Cemex SAB de CV (CEMEXCPO MM)	33,134	39,295
	Cemex SAB de CV (CX US), Sponsored ADR	161,967	1,914,450
	Controladora AXTEL SAB de CV	346,918	17,507
	El Puerto de Liverpool SAB de CV, Class C1	11,192	67,160
#	GCC SAB de CV	1,335	15,334
#	Genomma Lab Internacional SAB de CV, Class B	78,280	66,305
	Gentera SAB de CV	147,906	343,388
	Gruma SAB de CV, Class B	5,174	77,143
	Grupo Bimbo SAB de CV	62,491	223,993
#*Ω	Grupo Traxion SAB de CV	28,600	19,469
*	Industrias CH SAB de CV	34,231	290,527
	Industrias Penoles SAB de CV	1,904	87,546
	La Comer SAB de CV	50,131	99,049
	Megacable Holdings SAB de CV	66,598	224,832
*Ω	Nemak SAB de CV	197,162	33,241
*	Ollamani SAB	7,281	32,164
	Operadora De Sites Mexicanos SAB de CV, Class A-1	47,307	47,226
*	Orbia Advance Corp. SAB de CV	64,249	90,849
	Organizacion Soriana SAB de CV, Class B	152	260
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	13,411	212,507
#	Qualitas Controladora SAB de CV	1,193	10,885
	Regional SAB de CV	27,814	228,878
#	Sigma Foods SAB de CV	400,171	407,345
		Shares	Value»
MEXICO — (Continued)
*	Vista Energy SAB de CV (VIST US), ADR	12	$845
*	Vitro SAB de CV	19,888	5,615
TOTAL MEXICO			4,928,689
NETHERLANDS — (2.6%)
	Aalberts NV	13,744	680,687
	ABN AMRO Bank NV	115,473	5,223,711
	Acomo NV	5,335	146,384
#	Aegon Ltd. (AGN NA)	17,511	166,414
#	Akzo Nobel NV	13,359	935,698
	Allfunds Group PLC	10,100	103,110
	AMG Critical Materials NV	3,391	116,079
	ASR Nederland NV	37,548	3,069,806
	Corbion NV	7,342	160,452
#	DSM-Firmenich AG	7,182	774,275
*	Flow Traders Ltd.	5,735	174,996
	ForFarmers NV	14,165	96,070
#	Fugro NV	19,943	194,950
	HAL Trust	6,900	1,314,295
	Havas NV	17,570	376,222
	Kendrion NV	498	10,977
	Koninklijke BAM Groep NV	82,068	1,100,580
	Koninklijke Heijmans NV	8,210	888,146
	Koninklijke Vopak NV	15,272	864,543
	NN Group NV	53,635	5,055,696
	Randstad NV	2,135	90,259
	SBM Offshore NV	30,791	1,149,918
	TKH Group NV	3,642	179,572
#	Van Lanschot Kempen NV	7,450	559,870
TOTAL NETHERLANDS			23,432,710
NEW ZEALAND — (0.1%)
	Channel Infrastructure NZ Ltd.	11,722	23,562
	Chorus Ltd. (CNU NZ)	17,563	97,411
*	Fletcher Building Ltd. (FBU NZ)	112,441	241,110
	Genesis Energy Ltd.	140,578	211,650
#	Heartland Group Holdings Ltd.	148,004	108,098
	NZME Ltd. (NZM AU)	28,793	17,929
*	Oceania Healthcare Ltd.	154,673	68,725
	Sanford Ltd.	17,604	69,932
	SKY Network Television Ltd.	32,394	62,002
	Summerset Group Holdings Ltd.	39,845	195,402

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	TOWER Ltd.	8,097	$8,886
TOTAL NEW ZEALAND			1,104,707
NORWAY — (0.7%)
	Aker Solutions ASA	34,227	152,372
	Archer Ltd.	18,574	48,723
	Austevoll Seafood ASA	10,636	95,524
	Bakkafrost P	2,276	108,687
	Bluenord ASA	895	48,801
	Bonheur ASA	3,074	73,027
#*	BW Energy Ltd.	23,307	128,031
Ω	BW LPG Ltd. BWLPG NO	25,951	594,904
	BW Offshore Ltd.	27,830	137,130
*	Cadeler AS (CADLR NO)	24,488	139,532
*	Cloudberry Clean Energy ASA	1,646	2,244
	DNO ASA	122,377	217,624
	DOF Group ASA	20,011	262,381
*Ω	Elkem ASA	55,647	182,727
*	FLEX LNG Ltd. (FLNG NO)	4,605	143,722
	Hafnia Ltd.	60,809	466,481
	Hoegh Autoliners ASA	19,525	347,353
Ω	Klaveness Combination Carriers ASA	5,622	59,625
*	Kongsberg Automotive ASA	20,666	4,731
	Leroy Seafood Group ASA	26,720	117,271
#*	LINK Mobility Group Holding ASA	39,041	105,689
	MPC Container Ships ASA	79,100	203,319
*Ω	Norske Skog ASA	14,678	62,418
	Odfjell Drilling Ltd.	30,393	292,740
	Odfjell SE, Class A	6,984	84,297
	Odfjell Technology Ltd.	4,141	25,438
*	OKEA ASA	12,330	44,769
Ω	Okeanis Eco Tankers Corp. OET NO	1,057	64,234
	Panoro Energy ASA	8,829	26,162
	Pareto Bank ASA	11,899	77,077
	Petronor E&P ASA	10,580	11,634
	Pexip Holding ASA	9,867	84,008
	Rogaland Sparebank	3,712	58,829
*Ω	Scatec ASA	15,949	154,227
	Sea1 offshore, Inc.	8,429	23,948
#	SED Energy Holdings PLC	20,737	17,392
	Solstad Maritime ASA	24,572	73,051
	Solstad Offshore ASA	6,377	45,834
		Shares	Value»
NORWAY — (Continued)
	Sparebank 1 Oestlandet	5,339	$109,730
	Sparebanken More	9,555	112,335
	Stolt-Nielsen Ltd.	5,274	177,086
	TGS ASA	38,218	517,922
	Wilh Wilhelmsen Holding ASA, Class A	1,251	101,696
TOTAL NORWAY			5,804,725
PHILIPPINES — (0.1%)
*	Atlas Consolidated Mining & Development Corp.	95,100	20,773
	China Banking Corp.	111,750	96,930
	Converge Information & Communications Technology Solutions, Inc.	98,600	17,334
*	DoubleDragon Corp.	56,800	11,053
	First Philippine Holdings Corp.	35,390	53,720
	GT Capital Holdings, Inc.	2,935	23,233
	JG Summit Holdings, Inc.	130,600	47,286
	LT Group, Inc.	216,500	51,793
	Megaworld Corp.	1,007,000	36,454
	Philcomsat Holdings Corp.	10,942	21,447
	Philippine National Bank	28,550	29,047
*††	Phoenix Petroleum Philippines, Inc.	68,700	875
	Puregold Price Club, Inc.	114,200	76,541
	RFM Corp.	113,500	10,017
	Rizal Commercial Banking Corp.	4,320	1,611
	Robinsons Land Corp.	155,731	43,461
	Security Bank Corp.	18,600	20,498
*	Top Frontier Investment Holdings, Inc.	3,550	3,070
	Universal Robina Corp.	17,570	16,947
TOTAL PHILIPPINES			582,090
POLAND — (0.3%)
	AB SA	2,231	80,255
	Alior Bank SA	16,093	593,856
	ASBISc Enterprises PLC	6,848	198,593
	Asseco Poland SA	767	41,079
	Auto Partner SA	5,862	45,244

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Bank Handlowy w Warszawie SA	4,848	$158,121
*	Bank Millennium SA	30,021	165,906
	BNPP Bank Polska SA	380	15,810
	Develia SA	100,947	285,440
	Enea SA	47,976	252,369
	Inter Cars SA	983	245,985
#	Mirbud SA	6,182	20,000
*	PGE Polska Grupa Energetyczna SA	138,022	373,030
	Tauron Polska Energia SA	208,015	502,397
	Torpol SA	2,282	44,135
*	VRG SA	30,608	45,839
TOTAL POLAND			3,068,059
PORTUGAL — (0.6%)
#	Altri SGPS SA	21,181	115,747
	Banco Comercial Portugues SA, Class R	2,391,538	2,946,626
	EDP Renewables SA	33,470	519,352
	Galp Energia SGPS SA	16,728	379,903
#	Ibersol SGPS SA	4,207	46,445
#	Navigator Co. SA	54,753	205,815
	NOS SGPS SA	45,734	254,548
	Semapa-Sociedade de Investimento e Gestao	3,214	74,607
	Sonae SGPS SA	259,243	608,953
TOTAL PORTUGAL			5,151,996
QATAR — (0.1%)
	Aamal Co.	303,573	58,533
*	Baladna	161,010	54,380
	Barwa Real Estate Co.	277,923	177,927
	Doha Bank QPSC	508,944	404,668
	Doha Insurance Co. QSC	77,894	62,142
	Gulf International Services QSC	37,959	18,960
*	Mazaya Real Estate Development QPSC	195,843	29,645
	Qatar Insurance Co. SAQ	229,908	121,219
	Salam International Investment Ltd. QSC	308,205	62,363
TOTAL QATAR			989,837
		Shares	Value»
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	3,874	$0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	22,423	0
*††	RusHydro PJSC (RSHYY US), ADR	154,685	0
*††	VTB Bank PJSC (VTBR LI), GDR	176,858	0
SAUDI ARABIA — (0.6%)
	Ades Holding Co.	21,292	94,516
*	Advanced Petrochemical Co.	9,184	53,856
	Al Babtain Power & Telecommunication Co.	9,321	131,481
	Al Hammadi Holding	1,501	10,377
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,466	25,894
*	Al Khaleej Training & Education Co.	2,217	7,800
*	Al Yamamah Steel Industries Co.	2,579	24,001
	Alaseel Co.	25,015	23,714
	AlJazira Takaful Ta'awuni Co.	10,659	34,260
	Almarai Co. JSC	29,980	370,166
	Arab National Bank	84,185	487,150
	Arabian Cement Co.	8,754	51,627
*	Arabian Drilling Co.	4,196	90,189
	Arabian Pipes Co.	8,095	13,334
	Arriyadh Development Co.	11,520	49,720
*	ARTEX Industrial Investment Co.	4,783	15,676
	Bank AlBilad	33,237	217,964
	Bank Al-Jazira	116,971	379,169
	Banque Saudi Fransi	44,846	236,501
*	Bawan Co.	2,144	19,488
*	Chubb Arabia Cooperative Insurance Co.	2,201	9,714
*	Dar Al Arkan Real Estate Development Co.	140,280	687,948
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	5,165	48,163
	Eastern Province Cement Co.	2,163	14,667
*	Emaar Economic City	8,192	20,609
	Etihad Etisalat Co.	2,405	39,852
	First Milling Co.	1,909	26,018
	Gulf Insurance Group	4,790	40,653

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Herfy Food Services Co.	5,675	$20,723
*	Jabal Omar Development Co.	39,031	166,571
*	Liva Insurance Co.	3,105	11,601
*	Lumi Rental Co.	4,806	36,005
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	10,737	41,755
	Middle East Specialized Cables Co.	6,218	51,131
*	Mobile Telecommunications Co. Saudi Arabia	73,649	203,225
*	Najran Cement Co.	9,183	13,409
*	National Agriculture Development Co.	11,374	42,609
	National Co. for Glass Industries	3,337	32,264
	Northern Region Cement Co.	5,802	9,890
	Qassim Cement Co.	2,035	23,407
	Riyadh Cement Co.	8,915	49,627
	Saudi Cement Co.	2,586	19,600
	Saudi Chemical Co. Holding	136,990	295,634
	Saudi Ground Services Co.	2,771	19,980
	Saudi Investment Bank	68,793	254,785
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,469	70,729
*	Saudi Public Transport Co.	8,807	25,776
*	Saudi Reinsurance Co.	20,340	129,783
	Saudi Steel Pipe Co.	2,289	28,731
	Savola Group	20,563	142,795
*	Seera Group Holding	40,211	217,678
*	Sinad Holding Co.	4,751	10,210
	Southern Province Cement Co.	8,097	40,105
	Sustained Infrastructure Holding Co.	10,203	97,401
	United International Transportation Co.	9,908	73,262
	Yamama Cement Co.	19,897	119,980
	Yanbu Cement Co.	5,394	21,466
	Yanbu National Petrochemical Co.	15,867	129,840
		Shares	Value»
SAUDI ARABIA — (Continued)
	Zahrat Al Waha For Trading Co., Class C	15,760	$11,573
TOTAL SAUDI ARABIA			5,636,052
SINGAPORE — (0.7%)
	AEM Holdings Ltd.	49,600	319,074
	BRC Asia Ltd.	17,700	58,764
	China Aviation Oil Singapore Corp. Ltd.	94,800	128,525
	City Developments Ltd.	76,500	467,869
	COSCO Shipping International Singapore Co. Ltd.	195,200	18,094
#	CSE Global Ltd.	130,979	122,396
	Delfi Ltd.	44,100	30,102
*††	Ezion Holdings Ltd.	1,083,800	0
#*††	Ezra Holdings Ltd.	468,200	0
	Far East Orchard Ltd.	26,555	21,918
	First Resources Ltd.	96,400	254,721
	Frasers Property Ltd.	16,100	13,050
	Frencken Group Ltd.	48,000	92,479
#	Genting Singapore Ltd.	899,200	445,059
	Geo Energy Resources Ltd.	102,100	39,385
	Golden Agri-Resources Ltd.	1,767,100	392,598
	GuocoLand Ltd.	56,700	100,766
	Ho Bee Land Ltd.	50,700	80,952
	Hong Fok Corp. Ltd.	74,990	51,408
#	Hong Leong Asia Ltd.	61,800	138,257
	Hongkong Land Holdings Ltd.	34,000	275,697
	Hotel Grand Central Ltd.	7,248	4,036
	Hutchison Port Holdings Trust	1,247,800	240,978
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	15,789
	ISDN Holdings Ltd.	73,385	36,931
	LHN Ltd.	28,700	12,418
#	Marco Polo Marine Ltd.	1,031,800	106,932
	Mermaid Maritime PCL	51,800	4,166
	Mewah International, Inc.	86,100	19,829
*††	Midas Holdings Ltd.	343,400	0
	Nanofilm Technologies International Ltd.	51,300	42,453
	Netlink NBN Trust	417,700	328,676
	Olam Group Ltd.	234,020	255,411

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	OUE Ltd.	16,500	$12,876
	QAF Ltd.	53,800	41,092
	Raffles Medical Group Ltd.	78,600	53,954
	Seatrium Ltd.	320,400	536,764
	SIA Engineering Co. Ltd.	7,300	17,651
#	Singapore Land Group Ltd.	50,200	129,203
	Straits Trading Co. Ltd.	22,746	28,336
*††	Swiber Holdings Ltd.	92,600	0
	Tai Sin Electric Ltd.	34,116	13,952
	Tiong Woon Corp. Holding Ltd.	58,400	47,350
	Tuan Sing Holdings Ltd.	3,504	833
	UOB-Kay Hian Holdings Ltd.	112,608	360,388
	UOL Group Ltd.	99,200	765,460
	Venture Corp. Ltd.	31,300	389,991
	Wee Hur Holdings Ltd.	122,400	64,884
TOTAL SINGAPORE			6,581,467
SOUTH AFRICA — (1.1%)
	AECI Ltd.	10,621	80,293
	Altron Ltd., Class A	34,495	59,929
	Anglogold Ashanti PLC (AU US)	40,851	3,240,301
	Astral Foods Ltd.	2,971	38,216
	Bid Corp. Ltd.	5,056	138,694
	Bidvest Group Ltd.	30,816	462,368
	DataTec Ltd.	75,070	385,305
	Hudaco Industries Ltd.	3,075	35,854
	Impala Platinum Holdings Ltd.	83,121	906,533
	Investec Ltd.	5,900	51,039
	Invicta Holdings Ltd.	8,097	18,015
	Kumba Iron Ore Ltd.	3,603	57,188
	Lewis Group Ltd.	12,017	64,713
	Life Healthcare Group Holdings Ltd.	15,753	10,792
	Momentum Group Ltd.	183,979	458,076
	Motus Holdings Ltd.	21,794	138,781
	Mpact Ltd.	5,898	6,365
	Nedbank Group Ltd.	34,341	580,898
	Netcare Ltd.	133,954	153,449
	Northam Platinum Holdings Ltd.	18,803	269,239
	Oceana Group Ltd.	11,312	49,957
	Old Mutual Ltd. (OMU SJ)	751,257	607,697
	Omnia Holdings Ltd.	26,739	170,321
Ω	Pepkor Holdings Ltd.	273,986	352,648
		Shares	Value»
SOUTH AFRICA — (Continued)
	PPC Ltd.	380,330	$171,657
	Raubex Group Ltd.	15,486	40,711
	RCL Foods Ltd.	33,526	16,461
	Reunert Ltd.	18,590	65,861
*	Sasol Ltd. (SOL SJ)	37,297	441,985
	Sibanye Stillwater Ltd. (SBSW US), ADR	20,733	183,280
	Sibanye Stillwater Ltd. (SSW SJ)	19,643	42,453
	Southern Sun Ltd.	161,714	99,792
*	Super Group Ltd.	26,731	30,750
	Telkom SA SOC Ltd.	62,873	207,639
	Thungela Resources Ltd. (TGA SJ)	4,240	26,053
	Truworths International Ltd.	5,477	17,639
	Tsogo Sun Ltd.	70,589	31,136
#	We Buy Cars Holdings Ltd.	34,389	68,797
TOTAL SOUTH AFRICA			9,780,885
SOUTH KOREA — (4.1%)
	ABOV Semiconductor Co. Ltd.	1,770	7,985
	Aekyung Chemical Co. Ltd.	2,027	11,634
	Aekyung Industrial Co. Ltd.	869	6,871
	AJ Networks Co. Ltd.	5,387	16,163
	Ajin Industrial Co. Ltd.	10,506	18,436
*	ALUKO Co. Ltd.	7,369	8,242
#	Amorepacific Corp.	1,554	140,132
*	Ananti, Inc.	4,923	12,260
	Asia Cement Co. Ltd.	2,353	14,660
	ASIA Holdings Co. Ltd.	243	32,778
	Asia Paper Manufacturing Co. Ltd.	5,170	26,311
	Avatec Co. Ltd.	1,454	7,928
	Baiksan Co. Ltd.	1,801	12,479
	BGF retail Co. Ltd.	1,237	107,214
	BH Co. Ltd.	3,588	37,183
	Binggrae Co. Ltd.	782	36,963
	Bio Plus Co. Ltd.	5,841	14,276
	BIT Computer Co. Ltd.	3,277	8,978
	BNK Financial Group, Inc.	48,165	504,806
	Bookook Securities Co. Ltd.	475	17,037
	Boryung	3,878	22,213
	BYC Co. Ltd.	480	10,627
	Byucksan Corp.	5,851	5,850
	C&G Hi Tech Co. Ltd.	996	8,240
*	Cafe24 Corp.	2,530	29,776

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Cheil Worldwide, Inc.	8,716	$115,125
	Chemtronics Co. Ltd.	1,536	20,418
	Chong Kun Dang Pharmaceutical Corp.	396	18,480
*	CJ CGV Co. Ltd.	13,770	51,838
	CJ CheilJedang Corp.	531	70,600
	CJ Corp.	2,180	195,533
*	CJ ENM Co. Ltd.	1,056	23,107
	CJ Logistics Corp.	1,398	72,201
	Cosmecca Korea Co. Ltd.	429	23,568
	Coway Co. Ltd.	8,915	564,800
	CS Wind Corp.	3,648	94,963
	Cuckoo Homesys Co. Ltd.	1,161	17,435
	D.I Corp.	2,380	32,527
*	Daea TI Co. Ltd.	5,763	9,522
#	Daeduck Electronics Co. Ltd.	5,657	370,536
*	Dae-Il Corp.	6,373	18,779
	Daesang Corp.	2,859	35,298
#*	Daewoo Engineering & Construction Co. Ltd.	28,171	241,722
	Daewoong Co. Ltd.	2,067	23,473
	Daewoong Pharmaceutical Co. Ltd.	285	22,619
	Daishin Securities Co. Ltd.	4,628	82,533
#	DB HiTek Co. Ltd.	4,535	257,516
	DB Insurance Co. Ltd.	8,867	960,204
	DB Securities Co. Ltd.	6,876	42,435
	Dentium Co. Ltd.	472	12,628
	DI Dong Il Corp.	2,789	45,718
*	DIO Corp.	415	3,532
*	DK Tech Co. Ltd.	3,048	36,318
*	DL Holdings Co. Ltd.	2,393	71,382
††	DMS Co. Ltd.	2,623	14,934
	DN Automotive Corp.	3,206	89,090
	Dongbang Transport Logistics Co. Ltd.	1,595	1,991
	Dongjin Semichem Co. Ltd.	5,245	139,937
	Dongkoo Bio & Pharma Co. Ltd.	3,053	8,190
	DongKook Pharmaceutical Co. Ltd.	5,523	67,372
	Dongkuk Steel Mill Co. Ltd.	3,721	23,230
	Dongsung Chemical Co. Ltd.	6,487	16,176
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwon Industries Co. Ltd.	2,257	$55,636
	Doosan Bobcat, Inc.	8,043	331,103
	Doosan Co. Ltd.	179	141,336
	Doosan Tesna, Inc.	1,849	80,632
*	Duk San Neolux Co. Ltd.	993	20,602
	Easy Holdings Co. Ltd.	12,035	34,741
	Elentec Co. Ltd.	2,001	9,329
#	E-MART, Inc.	3,621	199,304
	ENF Technology Co. Ltd.	1,609	45,825
*	Eubiologics Co. Ltd.	2,716	15,070
	Eugene Investment & Securities Co. Ltd.	6,140	17,581
	Exem Co. Ltd.	7,324	6,967
	F&F Co. Ltd.	1,925	108,066
	F&F Holdings Co. Ltd.	817	8,298
*	Fine M-Tec Co. Ltd.	2,436	11,842
*	Fine Semitech Corp.	579	7,312
*	Foosung Co. Ltd.	7,356	45,232
	Galaxia Moneytree Co. Ltd.	2,769	9,038
	GC Biopharma Corp.	484	39,063
	Global Standard Technology Co. Ltd.	1,282	36,753
	GnBS eco Co. Ltd.	4,039	11,795
	GnCenergy Co. Ltd.	2,757	69,262
	GOLFZON Co. Ltd.	322	8,829
	Grand Korea Leisure Co. Ltd.	2,807	18,339
	GS Engineering & Construction Corp.	13,682	217,488
	GS Holdings Corp. (078930 KS)	5,990	370,595
	GS P&L Co. Ltd.	1,151	28,128
	GS Retail Co. Ltd.	3,468	59,431
	HAESUNG DS Co. Ltd.	1,626	53,105
	Han Kuk Carbon Co. Ltd.	4,338	64,710
	Hancom, Inc.	2,875	34,083
	Handsome Co. Ltd.	912	12,493
	Hanil Cement Co. Ltd.	4,231	41,123
	Hanil Holdings Co. Ltd.	2,028	25,314
#	Hankook Tire & Technology Co. Ltd.	12,766	594,710
	Hanmi Science Co. Ltd.	1,014	25,167
	HanmiGlobal Co. Ltd.	1,348	14,724

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hannong Chemicals, Inc.	950	$7,418
*	Hanon Systems	8,660	19,616
	Hansol Chemical Co. Ltd.	1,224	174,040
*	Hansol IONES Co. Ltd.	1,526	8,886
	Hanwha Corp.	6,434	378,179
*	Hanwha Galleria Corp.	17,598	22,681
*	Hanwha General Insurance Co. Ltd.	12,669	49,792
*	Hanwha Investment & Securities Co. Ltd.	30,496	86,606
*	Hanwha Life Insurance Co. Ltd.	35,312	106,784
*	Hanwha Solutions Corp.	198	3,485
*	Hanyang Digitech Co. Ltd.	960	11,705
	Hanyang Securities Co. Ltd.	2,469	33,555
	Harim Holdings Co. Ltd.	7,644	50,722
#	HD Construction Equipment Co. Ltd.	6,207	529,523
	HD Hyundai Co. Ltd.	6,975	957,769
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	719	190,938
	HDC Holdings Co. Ltd.	3,891	53,839
*	HD-Hyundai Marine Engine	693	23,523
	High Tech Pharm Co. Ltd.	1,055	7,892
	Hite Jinro Co. Ltd.	6,236	66,930
*	HJ Shipbuilding & Construction Co. Ltd.	1,265	13,788
	HK inno N Corp.	1,970	49,407
	HL Holdings Corp.	1,220	31,869
	HL Mando Co. Ltd.	1,677	51,527
*	Hotel Shilla Co. Ltd.	2,244	67,772
	HS Hyosung Advanced Materials Corp.	119	13,288
	HS Industries Co. Ltd.	7,829	13,335
	Huons Co. Ltd.	1,403	23,909
	Hwa Shin Co. Ltd.	3,952	19,493
	Hyosung Corp.	1,079	107,304
	Hyosung Heavy Industries Corp.	105	170,648
	Hyosung TNC Corp.	452	96,238
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Bioland Co. Ltd.	2,562	$5,767
	Hyundai BNG Steel Co. Ltd.	1,354	10,314
	HYUNDAI Corp.	1,443	25,605
	Hyundai Department Store Co. Ltd.	2,152	175,790
	Hyundai Elevator Co. Ltd.	1,020	47,735
#	Hyundai Glovis Co. Ltd.	5,334	731,534
	Hyundai Green Food	5,355	67,555
*	Hyundai Marine & Fire Insurance Co. Ltd.	6,574	174,866
	Hyundai Motor Securities Co. Ltd.	3,548	18,438
#	Hyundai Steel Co.	13,805	250,701
	Hyundai Wia Corp.	2,807	112,646
	Iljin Electric Co. Ltd.	2,479	88,101
	Iljin Holdings Co. Ltd.	6,410	25,240
	iM Financial Group Co. Ltd.	19,752	231,595
	InBody Co. Ltd.	1,459	46,685
	Industrial Bank of Korea	19,437	278,667
	Innocean Worldwide, Inc.	4,506	59,938
	Innox Advanced Materials Co. Ltd.	91	1,226
*	Interflex Co. Ltd.	3,002	13,685
	IPARK Hyundai Development Co.	7,070	97,330
	IS Dongseo Co. Ltd.	1,866	23,367
	i-SENS, Inc.	1,624	18,867
*	Jahwa Electronics Co. Ltd.	1,599	24,261
	JB Financial Group Co. Ltd.	21,369	389,731
*	Jeju Air Co. Ltd.	7,304	21,111
	Jinsung T.E.C.	2,323	21,244
	JS Corp.	4,040	34,306
	JVM Co. Ltd.	697	11,533
	JW Pharmaceutical Corp.	84	1,369
	K Car Co. Ltd.	1,873	9,656
	Kakao Corp.	8,391	216,244
	KakaoBank Corp.	8,285	127,075
	Kangnam Jevisco Co. Ltd.	1,230	10,499
	KC Tech Co. Ltd.	1,618	76,313
	KCTC	3,235	8,555
	KEPCO Plant Service & Engineering Co. Ltd.	2,257	70,412
	KG Chemical Corp.	2,703	7,715
	KG Eco Solution Co. Ltd.	2,758	10,407
*	KG Mobility Corp.	5,224	10,283

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KIWOOM Securities Co. Ltd.	2,898	$578,660
*	KNJ Co. Ltd.	1,623	27,525
	Kolmar Korea Co. Ltd.	2,281	150,975
	Kolon Corp.	1,033	16,525
	Kolon Industries, Inc.	2,354	77,595
	Korea Circuit Co. Ltd.	2,209	68,698
	Korea Electric Terminal Co. Ltd.	935	40,167
	Korea Information & Communications Co. Ltd.	4,185	22,540
	Korea Investment Holdings Co. Ltd.	6,779	957,017
*	Korea Line Corp.	5,611	7,347
	Korea Movenex Co. Ltd.	7,905	19,231
	Korea Parts & Fasteners Co. Ltd.	2,367	6,025
	Korea Petrochemical Ind Co. Ltd.	588	34,673
	Korea Petroleum Industries Co.	1,527	11,329
	Korea United Pharm, Inc.	959	12,010
	Korean Air Lines Co. Ltd.	29,458	521,875
	Korean Reinsurance Co.	24,325	233,714
	Krafton, Inc.	2,907	491,270
	KSS LINE Ltd.	1,531	10,705
	KT Skylife Co. Ltd.	3,139	8,843
	KT&G Corp.	6,036	751,110
	Kumho Petrochemical Co. Ltd.	1,885	149,818
*	Kumho Tire Co., Inc.	21,150	105,608
	Kyung Dong Navien Co. Ltd.	642	28,379
*	LB Semicon, Inc.	7,710	17,090
	LG Chem Ltd.	3,895	689,874
*	LG Display Co. Ltd. (034220 KS)	41,435	260,684
	LG Electronics, Inc.	15,559	1,724,587
	LG H&H Co. Ltd.	132	26,374
	LG Innotek Co. Ltd.	2,180	752,946
	LG Uplus Corp.	36,370	372,921
*	LOT Vacuum Co. Ltd.	1,800	9,800
	Lotte Chilsung Beverage Co. Ltd.	504	35,451
	Lotte Corp.	4,691	73,422
*	Lotte Non-Life Insurance Co. Ltd.	1,970	2,598
	Lotte Rental Co. Ltd.	1,787	49,046
	Lotte Shopping Co. Ltd.	1,727	139,505
		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Wellfood Co. Ltd.	211	$15,181
	LS Corp.	3,658	660,151
	LS Electric Co. Ltd.	1,405	176,912
	LTC Co. Ltd.	1,156	27,521
*	LX Hausys Ltd.	1,029	22,139
	LX International Corp.	6,246	162,948
	Maeil Dairies Co. Ltd.	556	13,214
	Mcnex Co. Ltd.	2,758	33,884
*	MegaStudyEdu Co. Ltd.	606	17,290
*	Meritz Financial Group, Inc.	5,420	465,103
#*	Mirae Asset Life Insurance Co. Ltd.	13,834	151,303
#	Mirae Asset Securities Co. Ltd.	15,015	356,692
	Misto Holdings Corp.	4,425	138,848
	Miwon Commercial Co. Ltd.	259	22,179
	Mobase Electronics Co. Ltd.	5,612	8,638
	mPlus Corp.	459	2,776
	Myoung Shin Industrial Co. Ltd.	6,031	27,168
	Namhae Chemical Corp.	2,446	9,411
	Namuga Co. Ltd.	1,187	10,816
	Namyang Dairy Products Co. Ltd.	326	9,926
*	Neovue Co. Ltd.	1,151	11,876
*	Nepes Ark Corp.	1,076	17,257
Ω	Netmarble Corp.	1,634	43,661
	New Power Plasma Co. Ltd.	7,873	54,356
	Nexen Corp.	1,757	7,011
	Nexen Tire Corp.	4,155	17,895
	NH Investment & Securities Co. Ltd., Class C	19,257	377,178
	NHN KCP Corp.	2,820	23,832
	NICE Holdings Co. Ltd.	2,873	25,756
	Nice Information & Telecommunication, Inc.	708	13,979
	NICE Information Service Co. Ltd.	2,706	26,592
	Nong Shim Holdings Co. Ltd.	222	13,954
	NongShim Co. Ltd.	551	147,284
	NOROO Paint & Coatings Co. Ltd.	1,641	8,695
	NOVAREX Co. Ltd.	2,404	23,645
*	OCI Co. Ltd.	498	23,794
	OCI Holdings Co. Ltd.	2,440	321,712
	Openbase, Inc.	998	1,218
	Orion Corp.	3,391	310,982

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Pan Ocean Co. Ltd.	36,466	$138,166
	Paradise Co. Ltd.	6,294	42,476
	People & Technology, Inc.	878	17,284
*	Philoptics Co. Ltd.	1,672	27,500
	PI Advanced Materials Co. Ltd.	1,653	20,395
	PKC Co. Ltd.	5,088	16,069
	Pond Group Co. Ltd.	2,789	8,634
	Poongsan Corp.	3,189	160,293
	POSCO Holdings, Inc. (005490 KS)	2,126	459,052
*	Power Logics Co. Ltd.	2,279	4,389
	Protec Co. Ltd.	1,088	42,688
	PSK, Inc.	2,678	235,843
	Pumtech Korea Co. Ltd.	717	23,112
	Rorze Systems Corp.	2,293	9,640
	S-1 Corp.	2,716	134,509
	Sajodaerim Corp.	742	15,617
*	Sajodongaone Co. Ltd.	25,293	12,882
	Sambo Motors Co. Ltd.	2,461	6,642
	Samji Electronics Co. Ltd.	2,577	56,974
	Samjin Pharmaceutical Co. Ltd.	1,639	20,299
	SAMPYO Cement Co. Ltd.	5,200	25,302
	Samsung Engineering Co. Ltd.	14,287	422,922
*	Samsung Episholdings Co. Ltd.	333	86,464
	Samsung Fire & Marine Insurance Co. Ltd.	860	372,210
#	Samsung SDS Co. Ltd.	1,694	238,799
	Samsung Securities Co. Ltd.	11,474	777,716
	SAMT Co. Ltd.	8,621	52,284
	Samwha Capacitor Co. Ltd.	696	33,134
	Sang-A Frontec Co. Ltd.	964	8,650
	Saramin Co. Ltd.	864	9,808
	SeAH Besteel Holdings Corp.	2,372	54,618
	SeAH Steel Corp.	204	17,948
	SeAH Steel Holdings Corp.	440	32,157
	Seegene, Inc.	5,115	95,702
		Shares	Value»
SOUTH KOREA — (Continued)
	Sejong Industrial Co. Ltd.	2,272	$9,773
	Seobu T&D	4,540	30,758
	Seohan Co. Ltd.	5,527	2,801
*	Seojin System Co. Ltd.	1,870	42,272
*	Seoul Semiconductor Co. Ltd.	6,278	35,665
	Seoyon Co. Ltd.	4,111	21,333
	Seoyon E-Hwa Co. Ltd.	2,282	16,994
	SFA Engineering Corp.	1,643	22,682
*	SFA Semicon Co. Ltd.	7,791	25,941
	SGC Energy Co. Ltd.	1,511	42,493
*	Shin Heung Energy & Electronics Co. Ltd.	3,055	8,759
	Shinsegae International, Inc.	3,582	26,911
	Shinsegae, Inc.	1,278	369,778
#	SIMMTECH Co. Ltd.	4,409	245,740
	SK Discovery Co. Ltd.	1,664	59,530
*	SK Eternix Co. Ltd.	2,737	84,904
	SK Gas Ltd.	499	78,621
*	SK Innovation Co. Ltd.	5,158	395,093
	SK Networks Co. Ltd.	5,652	28,516
*	SK oceanplant Co. Ltd.	4,477	38,714
#*	SK Securities Co. Ltd.	19,536	26,871
	SL Corp.	3,258	118,506
	SM Entertainment Co. Ltd.	1,015	48,483
*	SMEC Co. Ltd.	10,316	27,860
*	Smotronic Co. Ltd.	4,857	8,124
	S-Oil Corp.	2,611	233,831
	Solid, Inc.	12,020	70,005
	SOLUM Co. Ltd.	2,899	27,310
	Songwon Industrial Co. Ltd.	3,335	28,044
	Soulbrain Co. Ltd.	520	90,048
	Straffic Co. Ltd.	4,015	7,602
	Sung Kwang Bend Co. Ltd.	4,963	93,090
	Sungshin Cement Co. Ltd.	3,983	20,899
	Sungwoo Hitech Co. Ltd.	6,297	24,430
	Sunjin Co. Ltd.	1,687	11,195
*	Synergy Innovation Co. Ltd.	10,808	11,326
	Systems Technology, Inc.	1,416	21,049
*	Taewoong Co. Ltd.	1,335	24,946

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Taihan Cable & Solution Co. Ltd.	2,639	$41,991
	TechWing, Inc.	698	19,716
	TES Co. Ltd.	967	84,526
*	Theragen Etex Co. Ltd.	3,056	4,338
	TK Corp.	2,713	41,134
	TLB Co. Ltd.	3,522	63,052
	TMC Co. Ltd.	76	547
*	Tongyang Life Insurance Co. Ltd.	9,522	55,495
	Tovis Co. Ltd.	2,105	15,396
	TS Corp.	13,340	24,226
	TSE Co. Ltd.	725	92,891
	TYM Corp.	5,010	20,724
	Unid Co. Ltd.	509	21,403
	Union Semiconductor Equipment & Materials Co. Ltd.	3,748	18,940
	Uniquest Corp.	2,472	8,328
	Unitrontech Co. Ltd.	2,852	10,444
	Value Added Technology Co. Ltd.	727	8,800
*††	Vidente Co. Ltd.	7,159	3,128
	Vieworks Co. Ltd.	347	5,293
	Vitzro Tech Co. Ltd.	3,438	18,163
*	VT Co. Ltd.	3,118	25,383
	WONIK IPS Co. Ltd.	3,338	219,037
	Wonik Materials Co. Ltd.	1,628	35,033
	Wonik QnC Corp.	2,576	43,137
	Woojin, Inc.	3,122	28,529
	Woori Financial Group, Inc. (316140 KS)	64,194	1,486,048
	Worldex Industry & Trading Co. Ltd., Class C	1,407	28,206
*	YC Corp.	4,316	25,446
*	YMT Co. Ltd.	1,110	5,648
	Youngone Corp.	235	14,598
	Youngone Holdings Co. Ltd.	1,016	135,334
	Yuanta Securities Korea Co. Ltd.	6,954	21,034
	Zinus, Inc.	2,480	14,970
TOTAL SOUTH KOREA			35,977,352
SPAIN — (2.3%)
	Acciona SA	3,382	930,202
	Acerinox SA	7,032	141,593
	ACS Actividades de Construccion y Servicios SA	3,640	463,994
	Almirall SA	13,256	170,147
		Shares	Value»
SPAIN — (Continued)
#	Atresmedia Corp. de Medios de Comunicacion SA	20,343	$122,008
#	Azkoyen SA	2,368	28,938
	Banco de Sabadell SA	1,583,992	6,081,297
	Bankinter SA	148,799	2,737,145
Ω	Cellnex Telecom SA	24,547	762,529
	CIE Automotive SA	4,852	148,176
	Construcciones y Auxiliar de Ferrocarriles SA	1,963	155,237
	Corp. ACCIONA Energias Renovables SA	7,829	196,002
	Ebro Foods SA	15,188	320,746
	Elecnor SA	1,606	63,509
	Enagas SA	12,710	247,751
	Faes Farma SA	34,991	183,748
	Fluidra SA	1,719	38,224
Ω	Gestamp Automocion SA	25,814	87,133
Ω	Global Dominion Access SA	12,230	39,928
	Grifols SA	42,279	485,902
	Mapfre SA	194,247	993,264
	Melia Hotels International SA	13,302	158,702
Ω	Neinor Homes SA	4,591	84,077
*	Obrascon Huarte Lain SA	110,785	55,285
	Repsol SA (REP SM)	149,030	4,548,549
*	Solaria Energia y Medio Ambiente SA	6,432	124,467
#	Tubacex SA	19,927	69,931
Ω	Unicaja Banco SA	248,971	957,354
	Vidrala SA	2,179	220,386
	Viscofan SA	2,225	147,429
TOTAL SPAIN			20,763,653
SWEDEN — (1.7%)
#	AAK AB	9,499	204,972
Ω	AcadeMedia AB	25,979	272,644
	AddLife AB, Class B	3,310	56,265
	AFRY AB	5,230	56,535
Ω	Alimak Group AB	8,408	112,905
	Alleima AB	47,686	566,731
	Alligo AB, Class B	5,015	72,864
Ω	Ambea AB	22,319	338,310
	AQ Group AB	16,260	350,342
	Arjo AB, Class B	32,815	93,340
*	Asmodee Group AB, Class B	33,734	526,443
Ω	Attendo AB	34,072	391,890
	Avarda Bank AB	4,086	80,797
	Beijer Alma AB	4,542	142,172

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bergman & Beving AB	3,715	$107,010
#*	Better Collective AS	3,190	40,582
*	BHG Group AB	51,774	105,089
	Bilia AB, Class A	16,951	274,607
	Billerud AB	21,746	173,397
*Ω	Boozt AB	8,782	154,159
Ω	Bravida Holding AB	37,595	518,014
*	Bulten AB	4,729	28,248
	Byggmax Group AB	16,014	86,910
	Cloetta AB, Class B	83,052	498,723
Ω	Coor Service Management Holding AB	8,460	42,061
	Eastnine AB	12,454	61,292
*	Electrolux AB, Class B	123,318	361,054
	Electrolux Professional AB, Class B	16,656	83,034
	Elekta AB, Class B	9,619	48,936
*	Embracer Group AB	3,008	21,328
	Eolus AB, Class B	2,204	8,409
	Fagerhult Group AB	10,290	18,824
	Getinge AB, Class B	15,174	378,217
	Granges AB	50,903	958,657
	Hanza AB	7,820	110,353
*	Hexatronic Group AB	24,995	99,566
	Hexpol AB	35,335	328,897
	Humana AB	10,660	70,657
	Husqvarna AB (HUSQB SS), Class B	67,101	274,295
	Instalco AB	34,568	135,891
#*	International Petroleum Corp. (IPCO CN)	952	21,460
*	International Petroleum Corp. (IPCO SS)	23,523	537,037
	Inwido AB	16,464	296,918
*	Karnov Group AB	7,800	57,499
	KNOW IT AB	3,314	32,114
	Lindab International AB	24,204	315,449
	Loomis AB	18,184	1,003,475
	MEKO AB	3,491	28,183
*	Modern Times Group MTG AB, Class B	19,566	268,794
*	Morrow Bank AB	20,857	27,408
	NCC AB, Class B	22,628	403,919
	New Wave Group AB, Class B	30,204	299,670
	Nolato AB, Class B	45,704	234,145
*	Norion Bank AB	15,589	95,825
*	Note AB	2,089	31,581
*	Ovzon AB	9,460	37,371
	Peab AB, Class B	48,837	483,753
		Shares	Value»
SWEDEN — (Continued)
	Proact IT Group AB	6,249	$80,942
	Ratos AB, Class B	51,154	193,364
	Rejlers AB	3,394	56,232
#	Scandi Standard AB	13,354	200,519
*	Sdiptech AB, Class B	4,994	126,949
*	Sensys Gatso Group AB	2,295	9,831
*Ω	Sinch AB	139,329	589,258
#*	Sivers Semiconductors AB	35,338	115,270
	SkiStar AB	6,564	115,012
	SSAB AB (SSABB SS), Class B	80,020	842,838
	Storskogen Group AB, Class B	339,933	381,110
	Systemair AB	4,846	42,544
#Ω	Thule Group AB	989	22,767
#	Troax Group AB	4,125	60,885
	VBG Group AB, Class B	5,465	187,367
*	Vestum AB	17,354	29,217
#*	Vimian Group AB	3,839	13,684
#*	Volvo Car AB, Class B	325	689
TOTAL SWEDEN			15,497,499
SWITZERLAND — (5.5%)
	Adecco Group AG	22,966	641,928
	Allreal Holding AG	4,110	1,075,132
	ALSO Holding AG	493	117,953
	Amrize Ltd.	50,697	2,482,275
*	ams-OSRAM AG	13,829	274,748
#*	Arbonia AG	2,614	12,452
*	Aryzta AG	3,692	242,594
	Ascom Holding AG	3,126	19,757
	Autoneum Holding AG	1,237	200,165
	Avolta AG	19,397	1,164,485
	Banque Cantonale de Geneve	6,250	251,177
	Banque Cantonale Vaudoise	6,965	1,092,614
#	Barry Callebaut AG	445	619,984
	Bell Food Group AG	378	84,951
	Berner Kantonalbank AG	1,473	700,929
	Bossard Holding AG, Class A	1,079	302,309
	Bucher Industries AG	1,359	533,940
	Cembra Money Bank AG	7,891	877,316
	Chocoladefabriken Lindt & Spruengli AG LISN SW	6	706,504
#	Chocoladefabriken Lindt & Spruengli AG LISP SW	28	323,178

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#*	Cicor Technologies Ltd.	570	$82,936
	Cie Financiere Tradition SA, Class BR	719	263,290
	Clariant AG	50,200	570,442
#	Coltene Holding AG	645	39,127
	Cosmo NV	905	67,314
	CPH Group AG	125	8,993
	DKSH Holding AG	8,596	713,603
	EFG International AG	30,301	602,871
	Emmi AG	235	252,427
	Flughafen Zurich AG	4,933	1,450,066
	Forbo Holding AG	144	163,188
Ω	Galenica AG	11,811	1,254,702
	Helvetia Baloise Holding AG	23,834	6,391,026
	Huber & Suhner AG	4,114	969,736
	Implenia AG	3,965	314,601
	Interroll Holding AG	19	31,859
	Investis Holding SA	877	165,081
	IVF Hartmann Holding AG	80	12,622
	Julius Baer Group Ltd.	47,004	4,132,618
	Jungfraubahn Holding AG	1,508	486,963
	Landis & Gyr Group AG	1,239	70,187
	Liechtensteinische Landesbank AG	3,370	470,526
	Luzerner Kantonalbank AG	4,501	620,804
Ω	Medmix AG	5,303	58,118
	Meier Tobler Group AG	1,437	60,098
	Mikron Holding AG	2,269	47,797
	Mobimo Holding AG	1,687	729,781
#*Ω	Montana Aerospace AG	6,067	181,982
	Naturenergie Holding AG	4,333	167,156
	OC Oerlikon Corp. AG Pfaeffikon	36,629	216,078
	Orell Fuessli AG	25	4,353
	Phoenix Mecano AG	199	104,002
*	Rieter Holding AG	9,776	36,850
	Sandoz Group AG (SDZ SW)	51,632	4,208,929
	Schweiter Technologies AG	80	34,547
*Ω	Sensirion Holding AG	70	6,355
	SFS Group AG	1,096	179,425
	Siegfried Holding AG	5,469	513,142
*	SIG Group AG	56,420	1,025,238
#	Softwareone Holding AG SWON SW	9,989	108,754
	Sonova Holding AG	5,454	1,485,963
		Shares	Value»
SWITZERLAND — (Continued)
	St. Galler Kantonalbank AG	812	$653,299
#	Stadler Rail AG	10,316	313,257
	Sulzer AG	2,788	506,332
#	Sunrise Communications AG, Class A	14,300	755,265
	Swiss Life Holding AG	26	30,680
	Swiss Prime Site AG	14,564	2,375,389
	Swissquote Group Holding SA	13,680	712,720
	Tecan Group AG	966	223,241
	TX Group AG	308	52,698
	Valiant Holding AG	4,143	809,867
	Vaudoise Assurances Holding SA	279	277,276
	Vetropack Holding AG	123	2,901
	Vontobel Holding AG	7,402	792,105
	VP Bank AG, Class A	966	114,387
	Walliser Kantonalbank	1,138	228,356
	Zehnder Group AG	1,508	126,549
	Zug Estates Holding AG, Class B	79	216,780
	Zuger Kantonalbank, Class BR	35	452,551
TOTAL SWITZERLAND			48,671,594
TAIWAN — (7.7%)
	91APP, Inc.	7,000	11,909
	Aaeon Technology, Inc.	4,000	18,786
#	Ability Enterprise Co. Ltd.	40,278	78,930
	AcBel Polytech, Inc.	69,687	89,988
	Acer Cyber Security, Inc.	3,000	14,917
#	Acer, Inc.	554,000	490,904
	ACES Electronic Co. Ltd.	20,296	49,047
	Action Electronics Co. Ltd.	34,000	12,659
	Actron Technology Corp.	2,000	8,188
#	ADATA Technology Co. Ltd.	37,384	447,746
	Addcn Technology Co. Ltd.	7,000	31,285
	Adlink Technology, Inc.	6,000	20,754
	Advanced Ceramic X Corp.	1,695	11,442
	Advanced International Multitech Co. Ltd.	24,000	40,048

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Advanced Power Electronics Corp.	4,000	$19,583
	Advanced Wireless Semiconductor Co.	17,000	56,584
	Advancetek Enterprise Co. Ltd.	31,000	27,342
	Alexander Marine Co. Ltd.	5,000	23,313
#	Allied Supreme Corp.	4,000	26,308
	Alltek Technology Corp.	32,000	54,495
	Alpha Networks, Inc.	15,000	12,571
	Altek Corp.	52,824	62,193
	AMPACS Corp.	12,000	10,995
	Ampak Technology, Inc.	5,000	8,401
#	AmTRAN Technology Co. Ltd.	55,294	44,439
	Anji Technology Co. Ltd.	8,000	8,784
	Aopen, Inc.	13,000	20,601
	APAQ Technology Co. Ltd.	6,000	37,928
	Apex Biotechnology Corp.	14,000	13,556
	ARBOR Technology Corp.	9,000	13,669
	Arcadyan Technology Corp.	21,000	111,175
	Ardentec Corp.	68,430	367,990
	Argosy Research, Inc.	7,000	30,399
	Asia Optical Co., Inc.	20,000	78,225
	Asia Tech Image, Inc.	13,000	26,875
#	ASMedia Technology, Inc.	3,000	120,502
	ASROCK, Inc.	4,000	24,037
	Asustek Computer, Inc.	52,000	1,290,250
#	AUO Corp. (2409 TT)	801,200	586,668
	Avalue Technology, Inc.	8,000	31,823
	Axiomtek Co. Ltd.	9,000	32,562
	Azurewave Technologies, Inc.	18,000	29,180
	Bafang Yunji International Co. Ltd., Class C	3,000	16,793
	Bank of Kaohsiung Co. Ltd.	215,526	80,582
#*	BES Engineering Corp.	323,154	117,740
*	Bin Chuan Enterprise Co. Ltd.	17,000	20,586
	B'in Live Co. Ltd.	6,000	13,841
	Bioteque Corp.	6,000	21,019
	Bizlink Holding, Inc.	2,038	129,758
		Shares	Value»
TAIWAN — (Continued)
	Bora Pharmaceuticals Co. Ltd.	8,000	$94,703
	Brightek Optoelectronic Co. Ltd.	12,000	11,323
	Brighton-Best International Taiwan, Inc.	54,000	61,638
	Capital Futures Corp.	23,369	41,948
	Capital Securities Corp.	211,000	220,834
	Caswell, Inc.	4,000	10,613
	Cathay Real Estate Development Co. Ltd.	93,600	63,506
*	CCP Contact Probes Co. Ltd.	14,455	47,886
	Cenra, Inc.	30,500	30,908
	Central Reinsurance Co. Ltd.	90,556	96,121
#	Century Iron & Steel Industrial Co. Ltd.	25,000	80,266
	Champion Building Materials Co. Ltd.	69,300	17,167
	Chang Hwa Commercial Bank Ltd.	867,145	674,150
	Channel Well Technology Co. Ltd.	33,000	53,582
	Chant Sincere Co. Ltd.	6,000	10,063
	Charoen Pokphand Enterprise	28,000	89,968
	CHC Healthcare Group	20,000	16,104
	CHC Resources Corp.	7,000	13,686
	Chen Full International Co. Ltd.	14,000	29,183
	Cheng Loong Corp.	136,000	88,049
	Cheng Shin Rubber Industry Co. Ltd.	292,000	274,972
	Cheng Uei Precision Industry Co. Ltd.	3,000	3,106
	Chenming Electronic Technology Corp.	13,000	30,731
	Chicony Electronics Co. Ltd.	59,000	192,155
#	Chicony Power Technology Co. Ltd.	22,000	51,700
	Chien Shing Harbour Service Co. Ltd.	8,000	10,052
	China Airlines Ltd.	502,000	348,009
	China Bills Finance Corp.	142,000	73,546

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Metal Products	53,000	$34,882
	China Steel Chemical Corp.	10,000	24,920
	China Steel Corp.	1,159,000	678,101
	China Steel Structure Co. Ltd.	7,000	8,832
	China Wire & Cable Co. Ltd.	26,000	23,243
	Chinese Maritime Transport Ltd.	16,710	26,271
	Ching Feng Home Fashions Co. Ltd.	29,196	17,718
	Chin-Poon Industrial Co. Ltd.	54,000	60,486
	Chipbond Technology Corp.	96,000	373,789
	ChipMOS Technologies, Inc. (8150 TT)	92,344	201,617
	Chlitina Holding Ltd.	8,000	23,720
	Chong Hong Development Co. Ltd.	42,583	102,058
*	Chun Yuan Steel Industry Co. Ltd.	95,000	61,796
	Chung Tai Resource Technology Corp.	5,000	11,875
	Chung-Hsin Electric & Machinery Manufacturing Corp.	16,000	75,387
	Chunghwa Precision Test Tech Co. Ltd.	1,000	75,357
	Cleanaway Co. Ltd. (8422 TT)	93,000	71,009
	Collins Co. Ltd.	19,000	7,614
	Compal Electronics, Inc.	871,000	957,867
	Compeq Manufacturing Co. Ltd.	174,792	894,286
	Concord International Securities Co. Ltd.	10,000	9,265
#	Concord Securities Co. Ltd.	137,917	86,592
	Continental Holdings Corp.	46,000	29,277
	Contrel Technology Co. Ltd.	8,000	22,198
	Coremax Corp.	7,000	16,195
	Co-Tech Development Corp.	14,000	124,676
	Crowell Development Corp.	24,150	14,472
	CTCI Corp.	112,712	121,965
	CviLux Corp.	14,450	32,320
		Shares	Value»
TAIWAN — (Continued)
	CX Technology Co. Ltd.	11,000	$10,350
	CyberPower Systems, Inc.	7,000	46,569
	Cystech Electronics Corp.	1,180	4,275
#	DA CIN Construction Co. Ltd.	44,000	119,536
	Dafeng TV Ltd.	12,000	15,771
	Dah San Electric Wire & Cable Co. Ltd.	8,080	10,439
	Da-Li Development Co. Ltd.	68,180	99,401
	Darfon Electronics Corp.	37,000	34,645
#	Delpha Construction Co. Ltd.	49,000	30,068
	Depo Auto Parts Ind Co. Ltd.	20,000	82,572
	Dimerco Express Corp.	22,850	55,187
	Donpon Precision, Inc.	9,800	15,415
	Draytek Corp.	12,000	8,053
	Dynamic Holding Co. Ltd.	23,000	69,980
	Dynapack International Technology Corp.	8,000	70,731
#	E Ink Holdings, Inc.	96,000	555,485
	E.Sun Financial Holding Co. Ltd.	1,157,000	1,379,967
#	Eastech Holding Ltd.	6,000	13,400
	Eastern Media International Corp.	49,000	27,456
*	Easywell Biomedical, Inc.	6,833	6,930
	Eclat Textile Co. Ltd.	25,000	267,407
	ECOVE Environment Corp.	3,000	25,085
*	Edison Opto Corp.	28,000	17,064
*	Edom Technology Co. Ltd.	38,000	53,304
	E-Lead Electronic Co. Ltd.	9,000	12,618
	Ennoconn Corp.	11,000	136,879
	EnTie Commercial Bank Co. Ltd.	74,000	35,197
	EOI Investment Holdings Co. Ltd.	16,000	10,876
	Eson Precision Ind Co. Ltd.	16,000	37,692
	Eternal Materials Co. Ltd.	68,471	125,409
	Eurocharm Holdings Co. Ltd.	7,000	39,198
	Eva Airways Corp.	380,648	507,851

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Evergreen International Storage & Transport Corp.	46,500	$67,530
#	Evergreen Marine Corp. Taiwan Ltd.	148,000	930,125
	EVERGREEN Steel Corp.	12,000	32,184
*	Everlight Chemical Industrial Corp.	81,450	79,050
	Everlight Electronics Co. Ltd.	86,000	165,555
	Evertop Wire Cable Corp.	35,000	20,044
	Excelsior Medical Co. Ltd.	30,885	67,527
	Far Eastern Department Stores Ltd.	193,000	132,370
	Far Eastern International Bank	538,372	224,142
	Far Eastern New Century Corp.	470,000	393,845
	Far EasTone Telecommunications Co. Ltd.	43,000	139,590
	Faraday Technology Corp.	8,000	36,321
	Farglory F T Z Investment Holding Co. Ltd.	24,630	36,359
	Farglory Land Development Co. Ltd.	52,000	104,073
	Feedback Technology Corp.	9,072	58,235
	Feng Hsin Steel Co. Ltd.	65,000	130,634
#	Feng TAY Enterprise Co. Ltd.	54,000	113,883
	First Copper Technology Co. Ltd.	18,000	19,436
	First Financial Holding Co. Ltd.	691,000	785,017
	First Insurance Co. Ltd.	37,000	30,877
*	First Steamship Co. Ltd.	61,000	11,624
*	Fittech Co. Ltd.	5,254	15,363
	Flytech Technology Co. Ltd.	14,000	53,566
	Forcecon Tech Co. Ltd.	17,000	38,729
	Forcelead Technology Corp.	3,000	16,039
		Shares	Value»
TAIWAN — (Continued)
	Formosa Advanced Technologies Co. Ltd.	12,000	$20,439
	Formosa Laboratories, Inc.	14,322	22,344
	Formosa Optical Technology Co. Ltd.	7,000	19,137
	Formosa Petrochemical Corp.	107,000	231,081
	Formosa Sumco Technology Corp.	12,000	97,179
	Formosan Union Chemical Corp.	58,179	41,266
	Foxsemicon Integrated Technology, Inc.	10,000	90,392
	Franbo Lines Corp.	41,000	21,134
	Froch Enterprise Co. Ltd.	18,000	9,361
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,177	32,963
	Fu Hua Innovation Co. Ltd.	59,911	25,877
#	Fulgent Sun International Holding Co. Ltd.	42,945	96,545
#*	Fulltech Fiber Glass Corp.	90,552	182,190
	Fusheng Precision Co. Ltd.	14,000	109,583
	G Shank Enterprise Co. Ltd.	16,296	56,215
	GEM Services, Inc.	11,000	41,219
	Gemtek Technology Corp.	47,000	44,249
*	General Interface Solution GIS Holding Ltd.	17,000	28,552
	General Plastic Industrial Co. Ltd.	13,000	8,132
	Genius Electronic Optical Co. Ltd.	6,000	88,079
	GeoVision, Inc.	8,900	15,815
	Getac Holdings Corp.	50,000	174,167
	GFC Ltd.	3,000	11,384
	Giant Manufacturing Co. Ltd.	36,000	93,882
#	Gigabyte Technology Co. Ltd.	43,000	443,781
#*	Gigastorage Corp.	46,000	43,489
#	Global Brands Manufacture Ltd.	74,254	185,709

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Global Mixed Mode Technology, Inc.	8,000	$60,322
	Global PMX Co. Ltd.	8,000	39,422
	Globaltek Fabrication Co. Ltd.	6,000	12,212
	Globalwafers Co. Ltd.	32,000	808,262
	Globe Union Industrial Corp.	49,000	15,876
	Gloria Material Technology Corp.	20,000	19,589
	GMI Technology, Inc.	17,844	23,481
	Goldsun Building Materials Co. Ltd., Class C	145,520	140,047
	Good Will Instrument Co. Ltd.	16,000	35,502
#	Gordon Auto Body Parts	33,000	26,729
*	Gourmet Master Co. Ltd.	16,000	31,166
	Grand Fortune Securities Co. Ltd.	45,139	19,523
	Great Tree Pharmacy Co. Ltd.	10,000	24,173
#	Great Wall Enterprise Co. Ltd.	101,000	174,711
	Greatek Electronics, Inc.	31,000	94,592
	Green World FinTech Service Co. Ltd.	8,000	10,065
	GTM Holdings Corp.	21,000	20,562
*	Harvatek Corp.	29,000	19,011
	Heran Co. Ltd.	6,000	10,139
	Hey Song Corp.	61,000	63,652
	Highlight Tech Corp.	6,400	15,946
	Highwealth Construction Corp.	224,355	304,307
	HIM International Music, Inc.	4,000	10,443
*	Hitron Technology, Inc.	14,000	10,114
	Hiwin Technologies Corp.	21,000	195,438
	Hiyes International Co. Ltd.	7,136	16,914
	Hocheng Corp.	45,920	34,381
	Holy Stone Enterprise Co. Ltd.	15,000	203,721
	Hong Pu Real Estate Development Co. Ltd.	47,000	26,392
	Hong TAI Electric Industrial	39,000	36,509
	Horizon Fixture Group Co. Ltd.	2,000	13,823
	Hotai Motor Co. Ltd.	13,000	223,106
		Shares	Value»
TAIWAN — (Continued)
	Hsin Kuang Steel Co. Ltd.	18,000	$21,060
	Hu Lane Associate, Inc.	13,228	47,220
	HUA ENG Wire & Cable Co. Ltd.	52,000	47,090
#	Hua Nan Financial Holdings Co. Ltd., Class C	732,000	983,228
	Hua Yu Lien Development Co. Ltd.	1,000	1,120
	Huaku Development Co. Ltd.	50,935	153,172
	Hung Ching Development & Construction Co. Ltd.	11,000	14,993
	Hung Sheng Construction Ltd.	46,352	24,450
	Hwa Fong Rubber Industrial Co. Ltd.	25,117	11,214
#	Hwacom Systems, Inc.	18,000	21,345
#	IBF Financial Holdings Co. Ltd.	543,535	262,242
#	Ichia Technologies, Inc.	56,000	88,970
	In Win Development, Inc.	3,000	5,826
	Innolux Corp.	1,312,663	1,801,439
	Inpaq Technology Co. Ltd.	17,000	37,044
	Intai Technology Corp.	4,000	15,463
	Integrated Service Technology, Inc.	9,031	38,671
	Inventec Corp.	204,000	383,034
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	22,563
	ITE Technology, Inc.	20,000	76,408
	ITEQ Corp.	34,000	271,288
	J&V Energy Technology Co. Ltd.	4,000	8,080
	Jean Co. Ltd.	56,615	33,925
	Jetway Information Co. Ltd.	6,750	9,733
	Jih Lin Technology Co. Ltd.	13,000	28,067
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	24,402
	Jinan Acetate Chemical Co. Ltd.	81,000	119,451
	Johnson Health Tech Co. Ltd.	12,000	45,430

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	K Laser Technology, Inc.	43,000	$21,155
	Kedge Construction Co. Ltd.	11,077	34,643
	Kenda Rubber Industrial Co. Ltd.	80,000	44,682
	Kerry TJ Logistics Co. Ltd.	32,000	28,758
	KGI Financial Holding Co. Ltd.	1,320,270	1,247,366
	KHGEARS International Ltd.	4,000	18,118
	Kindom Development Co. Ltd.	70,730	75,580
	King Chou Marine Technology Co. Ltd.	10,200	13,527
	King Polytechnic Engineering Co. Ltd.	14,000	21,646
*	King's Town Construction Co. Ltd.	27,000	29,773
#*	Kinko Optical Co. Ltd.	36,769	71,973
	Kinpo Electronics	221,000	201,543
	Kinsus Interconnect Technology Corp.	53,515	1,014,704
*	KS Terminals, Inc.	9,000	15,232
	Kung Long Batteries Industrial Co. Ltd.	9,000	35,113
	Kung Sing Engineering Corp.	74,426	21,955
	Kuo Toong International Co. Ltd.	32,551	51,833
	Kwong Lung Enterprise Co. Ltd.	21,000	27,846
	Lanner Electronics, Inc.	10,000	23,264
	Largan Precision Co. Ltd. (3008 TT)	6,000	743,806
	Leadtrend Technology Corp.	7,501	11,382
#	Lelon Electronics Corp.	18,508	123,226
	Leo Systems, Inc.	10,000	10,740
*	Leofoo Development Co. Ltd.	17,000	8,476
	Lian HWA Food Corp.	8,800	22,093
	Lingsen Precision Industries Ltd.	45,000	40,417
	Lion Travel Service Co. Ltd.	9,000	40,802
	Liton Technology Corp.	9,000	19,398
		Shares	Value»
TAIWAN — (Continued)
	Long Da Construction & Development Corp.	44,100	$38,511
#	Longwell Co.	11,000	69,722
	Lucky Cement Corp.	46,000	16,971
	Lumax International Corp. Ltd.	13,500	46,507
#*	Lung Yen Life Service Corp.	30,000	43,997
	Lungteh Shipbuilding Co. Ltd.	11,000	44,308
	M3 Technology, Inc.	9,000	21,474
*	Macronix International Co. Ltd.	251,000	753,916
	Makalot Industrial Co. Ltd.	6,000	40,671
	Materials Analysis Technology, Inc.	6,134	39,572
	Mayer Steel Pipe Corp.	32,400	21,173
	Mega Financial Holding Co. Ltd.	679,000	1,112,999
	Merida Industry Co. Ltd.	19,000	45,182
	Merry Electronics Co. Ltd.	9,046	22,397
	METAAGE Corp.	12,000	14,268
#	Micro-Star International Co. Ltd.	89,000	385,616
	Mildef Crete, Inc.	10,000	37,833
	MIN AIK Technology Co. Ltd.	44,000	36,230
	Motech Industries, Inc.	47,000	31,613
	MSSCORPS Co. Ltd.	4,320	45,153
	Nak Sealing Technologies Corp.	10,000	35,481
	Namchow Holdings Co. Ltd.	29,000	30,221
	Nan Kang Rubber Tire Co. Ltd.	66,000	67,443
	Nan Pao Resins Chemical Co. Ltd.	8,000	75,910
	Nan Ya Plastics Corp.	136,000	646,181
	Netronix, Inc.	8,000	21,487
	New Best Wire Industrial Co. Ltd.	19,000	15,126
	Nien Made Enterprise Co. Ltd.	6,000	70,741
	Niko Semiconductor Co. Ltd.	20,570	39,963
	Nishoku Technology, Inc.	4,000	13,540
	Nova Technology Corp.	3,000	24,537
	O-Bank Co. Ltd.	224,375	71,011

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Optimax Technology Corp.	35,000	$23,769
	Orient Semiconductor Electronics Ltd.	54,000	66,520
	O-TA Precision Industry Co. Ltd.	8,000	13,259
	Pacific Hospital Supply Co. Ltd.	6,000	14,084
	Paiho Shih Holdings Corp.	16,800	8,517
	Pan German Universal Motors Ltd.	4,000	28,371
#	Pan Jit International, Inc.	43,000	151,660
	Pan-International Industrial Corp.	67,000	84,199
	Panion & BF Biotech, Inc.	7,000	12,633
	Parade Technologies Ltd.	4,000	68,546
#	Parpro Corp.	17,000	49,426
#	Pegatron Corp.	196,000	507,165
	Pegavision Corp.	7,000	69,645
	PharmaEngine, Inc.	12,000	22,738
	Phoenix Silicon International Corp.	11,000	81,581
	Pixart Imaging, Inc.	19,000	111,851
	Polytronics Technology Corp.	3,000	4,739
	Posiflex Technology, Inc.	10,000	59,824
	Potens Semiconductor Corp.	3,000	11,453
*	Powerchip Semiconductor Manufacturing Corp.	362,000	592,055
	Powertech Technology, Inc.	123,000	879,402
#	President Securities Corp.	183,098	243,215
	Primax Electronics Ltd.	69,000	138,793
	Prince Housing & Development Corp.	58,000	15,377
	Promate Electronic Co. Ltd.	31,199	45,471
	PSS Co. Ltd.	4,000	18,174
#	Qisda Corp.	144,040	120,791
	QST International Corp.	14,324	17,566
	Radiant Opto-Electronics Corp.	38,000	96,182
	Radium Life Tech Co. Ltd.	168,209	54,501
		Shares	Value»
TAIWAN — (Continued)
	Raydium Semiconductor Corp.	13,000	$90,438
	Rechi Precision Co. Ltd.	59,000	42,876
	Rich Development Co. Ltd.	89,990	21,431
*	Ritek Corp.	110,724	36,196
	Run Long Construction Co. Ltd.	21,000	21,384
	Sakura Development Co. Ltd.	44,000	57,721
	Sampo Corp.	58,800	42,367
	San Fang Chemical Industry Co. Ltd.	36,000	35,201
	Sanyang Motor Co. Ltd.	75,000	149,900
	Savior Lifetec Corp.	61,944	32,287
	ScinoPharm Taiwan Ltd.	40,000	23,750
	SciVision Biotech, Inc.	6,000	9,154
	SDI Corp.	14,000	61,799
	Sea Sonic Electronics Co. Ltd.	8,000	15,929
	Securitag Assembly Group Co. Ltd.	4,000	13,760
	Senao International Co. Ltd.	22,000	19,520
	Senao Networks, Inc.	5,815	21,225
	Sensortek Technology Corp.	3,000	13,954
	Sercomm Corp.	48,000	121,463
	Sesoda Corp.	29,000	42,913
	Shanghai Commercial & Savings Bank Ltd.	341,380	478,742
	Sharehope Medicine Co. Ltd.	12,639	7,401
	ShenMao Technology, Inc.	22,000	66,116
#	Shih Her Technologies, Inc.	10,733	55,729
	Shihlin Electric & Engineering Corp.	12,000	71,872
	Shin Zu Shing Co. Ltd.	6,926	36,232
	Shinkong Insurance Co. Ltd.	36,000	178,875
#	Sigurd Microelectronics Corp.	76,046	432,086
	Silergy Corp.	22,000	274,021
	Simplo Technology Co. Ltd.	22,000	237,770

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sincere Navigation Corp.	87,830	$82,296
	Sinmag Equipment Corp.	4,000	13,924
	Sino-American Silicon Products, Inc.	55,000	260,347
	Sinon Corp.	64,000	77,007
	SinoPac Financial Holdings Co. Ltd.	658,053	820,684
	Sinphar Pharmaceutical Co. Ltd.	52,168	51,102
	Sinyi Realty, Inc.	21,000	13,230
	Sitronix Technology Corp.	11,000	89,381
	Siward Crystal Technology Co. Ltd.	33,000	61,881
	Sixxon Tech Co. Ltd.	3,000	14,340
	Solar Applied Materials Technology Corp.	35,000	107,027
	Solteam, Inc.	12,197	17,965
	Sonix Technology Co. Ltd.	16,000	25,261
	Sporton International, Inc.	9,000	53,240
	Sports Gear Co. Ltd.	24,000	50,978
	St. Shine Optical Co. Ltd.	6,000	17,039
	Standard Chemical & Pharmaceutical Co. Ltd.	11,000	19,245
	Standard Foods Corp.	46,000	41,512
*	Starlux Airlines Co. Ltd.	84,000	56,151
	STL Technology Co. Ltd.	3,000	16,201
	Sunjuice Holdings Co. Ltd.	3,000	16,908
	Sunny Friend Environmental Technology Co. Ltd.	10,000	23,557
	Sunonwealth Electric Machine Industry Co. Ltd.	26,000	104,094
	Sunplus Innovation Technology, Inc.	6,000	26,069
	Sunrex Technology Corp.	31,685	36,852
	Superalloy Industrial Co. Ltd.	31,000	51,593
	Supreme Electronics Co. Ltd.	82,879	202,777
		Shares	Value»
TAIWAN — (Continued)
	Sweeten Real Estate Development Co. Ltd.	51,417	$36,336
	Symtek Automation Asia Co. Ltd.	7,269	29,675
	Syncmold Enterprise Corp.	3,000	6,052
	Synmosa Biopharma Corp.	37,158	33,248
	Synnex Technology International Corp.	62,000	177,818
	Syscom Computer Engineering Co.	10,000	16,455
	Systex Corp.	32,000	151,476
	TA Chen Stainless Pipe	322,146	429,509
#	Ta Ya Electric Wire & Cable	133,090	137,972
	TA-I Technology Co. Ltd.	10,000	32,511
	Tai Tung Communication Co. Ltd.	18,689	9,441
	Taichung Commercial Bank Co. Ltd.	772,546	488,695
	TaiDoc Technology Corp.	7,000	27,757
	Taiflex Scientific Co. Ltd.	38,136	198,046
	Taimide Tech, Inc.	15,000	30,258
	Tainan Enterprises Co. Ltd.	10,000	6,152
	TaiSol Electronics Co. Ltd.	10,000	17,777
	Taita Chemical Co. Ltd.	52,132	19,912
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	58,357
	Taiwan Business Bank	1,452,602	815,193
	Taiwan Cogeneration Corp.	87,873	158,594
	Taiwan Cooperative Financial Holding Co. Ltd.	816,000	695,326
	Taiwan Fire & Marine Insurance Co. Ltd.	33,600	61,570
	Taiwan FU Hsing Industrial Co. Ltd.	13,200	15,795
#*	Taiwan Glass Industry Corp.	173,000	239,072
	Taiwan Hon Chuan Enterprise Co. Ltd.	40,311	159,377

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	27,147	$35,726
††	Taiwan Land Development Corp.	129,466	2,013
*	Taiwan Mask Corp.	21,743	24,224
	Taiwan Navigation Co. Ltd.	52,000	45,538
#	Taiwan Paiho Ltd.	52,000	73,114
	Taiwan PCB Techvest Co. Ltd.	48,000	44,262
	Taiwan Sakura Corp.	8,000	20,227
	Taiwan Secom Co. Ltd.	14,000	47,187
	Taiwan Semiconductor Co. Ltd.	10,000	21,883
	Taiwan Surface Mounting Technology Corp.	31,000	132,663
	Taiyen Biotech Co. Ltd.	28,000	27,723
#	TCC Group Holdings Co. Ltd.	154,000	115,310
	TCI Co. Ltd.	25,000	87,024
	Te Chang Construction Co. Ltd.	11,000	23,749
#	Teco Electric & Machinery Co. Ltd.	158,000	312,018
	Test Research, Inc.	6,000	48,981
	Test Rite International Co. Ltd.	44,000	30,031
	Thinking Electronic Industrial Co. Ltd.	5,000	33,255
	Thye Ming Industrial Co. Ltd.	14,343	30,895
	Ton Yi Industrial Corp.	170,000	78,556
	Tong Hsing Electronic Industries Ltd.	27,460	133,248
#	Tong Yang Industry Co. Ltd.	43,000	94,279
	Tong-Tai Machine & Tool Co. Ltd.	17,000	13,945
	Top Union Electronics Corp.	20,326	15,178
	Topco Technologies Corp.	8,999	19,878
	Topkey Corp.	12,000	61,103
	Topoint Technology Co. Ltd.	23,364	228,536
#	Transcend Information, Inc.	27,000	239,785
	Trigold Holdings Ltd.	1,656	3,591
	Tripod Technology Corp.	14,000	157,193
		Shares	Value»
TAIWAN — (Continued)
	TS Financial Holding Co. Ltd (2887 TT)	3,336,447	$3,673,775
	TSC Auto ID Technology Co. Ltd.	4,399	24,882
	TSRC Corp.	42,000	27,313
	Ttet Union Corp.	7,000	33,422
	TTY Biopharm Co. Ltd.	28,000	64,281
	Tung Ho Steel Enterprise Corp.	84,190	193,605
	TURVO International Co. Ltd.	5,000	28,717
	TXC Corp.	27,000	123,294
	TYC Brother Industrial Co. Ltd.	42,000	36,238
	Tyntek Corp.	6,921	10,539
	UDE Corp.	10,000	32,010
	U-Ming Marine Transport Corp.	84,000	161,959
	Unic Technology Corp.	29,000	22,009
	Unimicron Technology Corp.	31,022	727,868
	Union Bank of Taiwan	345,102	220,440
	Union Insurance Co. Ltd.	12,000	12,473
#	Uni-President Enterprises Corp.	497,000	1,130,160
	Unitech Computer Co. Ltd.	20,000	35,712
	Unitech Printed Circuit Board Corp.	126,047	139,546
	United Alloy-Tech Co.	12,419	22,473
	United Orthopedic Corp.	10,000	25,758
	United Radiant Technology	21,000	12,490
	Univacco Technology, Inc.	11,000	18,523
	Universal Cement Corp.	80,136	66,075
	Universal Vision Biotechnology Co. Ltd.	4,000	16,268
	Utechzone Co. Ltd.	2,000	9,827
	Value Valves Co. Ltd.	4,000	10,016
	Ve Wong Corp.	16,000	24,062
	Ventec International Group Co. Ltd., Class C	10,000	60,531
	Visco Vision, Inc.	8,000	45,303
	Vizionfocus, Inc.	3,000	16,785
*	Wafer Works Corp.	37,802	100,649
	Waffer Technology Corp.	31,000	34,718

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
TAIWAN — (Continued)
Wah Hong Industrial Corp.	15,000	$17,811
Wah Lee Industrial Corp.	34,680	119,479
Walsin Lihwa Corp.	40,800	39,153
Walton Advanced Engineering, Inc.	14,000	15,711
Wan Hai Lines Ltd.	115,000	299,970
Weikeng Industrial Co. Ltd.	71,661	97,487
Well Shin Technology Co. Ltd.	18,000	22,153
Welldone Co.	8,000	11,451
Weltrend Semiconductor	10,000	16,693
Win Semiconductors Corp.	45,000	397,021
Winbond Electronics Corp.	581,250	2,241,814
Winstek Semiconductor Co. Ltd.	9,000	39,372
Wisdom Marine Lines Co. Ltd.	86,000	207,869
Wistron Corp.	43,000	230,609
WITS Corp.	5,000	18,472
WNC Corp.	24,000	160,852
Wonderful Hi-Tech Co. Ltd.	11,000	20,704
WPG Holdings Ltd.	280,000	959,978
WT Microelectronics Co. Ltd.	98,000	591,475
XAC Automation Corp.	19,000	19,245
Xxentria Technology Materials Corp.	19,000	21,443
Ya Horng Electronic Co. Ltd.	9,000	13,592
Yageo Corp.	12,004	180,676
YC INOX Co. Ltd.	47,249	26,793
Yea Shin International Development Co. Ltd.	42,022	28,124
Yem Chio Co. Ltd.	94,197	41,794
YFC-Boneagle Electric Co. Ltd.	15,639	11,699
Youngtek Electronics Corp.	24,000	53,969
Yuanta Financial Holding Co. Ltd.	581,000	1,212,075
Yuanta Futures Co. Ltd.	14,044	38,014
Yuen Foong Yu Consumer Products Co. Ltd.	9,000	10,753
Yulon Motor Co. Ltd.	91,264	78,682
		Shares	Value»
TAIWAN — (Continued)
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	$31,331
	Yungshin Construction & Development Co. Ltd.	7,000	10,861
	YungShin Global Holding Corp.	29,000	47,974
	Zeng Hsing Industrial Co. Ltd.	5,669	16,064
	Zenitron Corp.	27,000	50,453
	Zero One Technology Co. Ltd.	20,000	67,402
	Zhen Ding Technology Holding Ltd.	119,000	1,493,087
	ZillTek Technology Corp.	3,000	18,781
	Zippy Technology Corp.	9,000	14,946
	Zyxel Group Corp.	57,488	72,351
TOTAL TAIWAN			68,175,755
THAILAND — (0.4%)
	Allianz Ayudhya Capital PCL	11,000	14,332
	Amata Corp. PCL	95,200	82,139
	AP Thailand PCL	357,200	88,756
	Asian Insulators PCL	77,450	6,713
	Asian Sea Corp. PCL	38,500	8,625
	Asset World Corp. PCL	930,200	82,094
	Bangchak Corp. PCL	151,700	203,261
	Bangkok Land PCL	1,885,500	35,547
	Bangkok Life Assurance PCL, NVDR	48,100	37,453
	Banpu PCL	1,265,532	219,812
	Berli Jucker PCL	85,277	41,291
	Betagro PCL	41,200	26,328
	BKI Holdings PCL	16,100	179,313
#	Cal-Comp Electronics Thailand PCL, Class F	234,044	57,418
	Cotto F	308,500	1,755
	CP Axtra PCL	142,100	63,227
	Dhipaya Group Holdings PCL	53,400	37,858
#	Dohome PCL	201,864	23,841
	Eastern Polymer Group PCL	40,900	7,792
	Frasers Property Thailand PCL	48,300	10,165
	GFPT PCL	286,200	83,949
	Gunkul Engineering PCL	455,300	68,650

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Indorama Ventures PCL	32,000	$21,076
#	IRPC PCL	1,791,200	118,055
	KGI Securities Thailand PCL	250,300	38,533
	Kiatnakin Phatra Bank PCL	38,600	127,845
	Lalin Property PCL	107,600	14,108
	Lam Soon Thailand PCL	56,200	8,006
#	Land & Houses PCL (LHF TB)	383,600	43,758
	Major Cineplex Group PCL	98,500	21,050
#	MK Restaurants Group PCL	68,600	43,768
	Northeast Rubber PCL	327,400	44,001
	Polyplex Thailand PCL	85,200	35,871
	Precious Shipping PCL	122,800	29,560
	Prima Marine PCL	58,700	17,747
*	Property Perfect PCL	2,275,156	3,413
	PTG Energy PCL	138,500	31,280
	PTT Global Chemical PCL	26,800	29,365
	PTT Oil & Retail Business PCL	85,300	32,621
	Quality Houses PCL	813,000	35,200
#	Regional Container Lines PCL	59,800	62,683
	Rojana Industrial Park PCL	220,300	40,198
	Samart Corp. PCL	50,300	8,840
#	Sansiri PCL	2,197,100	99,015
	SC Asset Corp. PCL	352,300	21,295
	SCG Packaging PCL	58,000	52,646
	SCGJWD Logistics PCL	43,400	12,715
	Siamgas & Petrochemicals PCL	83,800	20,209
	SPCG PCL	88,600	24,369
	Sri Trang Agro-Industry PCL	42,000	23,334
	Sri Trang Gloves Thailand PCL	179,000	55,150
	Star Petroleum Refining PCL	273,000	90,814
*	STP & I PCL	130,100	24,464
#	Supalai PCL	197,025	93,510
*	Super Energy Corp. PCL	5,131,000	20,023
	Tata Steel Thailand PCL	749,600	22,396
	Thai Oil PCL	203,910	399,007
		Shares	Value»
THAILAND — (Continued)
	Thai Union Group PCL	292,300	$106,534
	Thoresen Thai Agencies PCL	235,800	35,664
	Tipco Asphalt PCL (TASCO/F TB)	40,300	16,858
	TPI Polene PCL	1,007,800	27,109
*	Vanachai Group PCL	89,800	5,699
TOTAL THAILAND			3,338,108
TURKEY — (0.1%)
	Akcansa Cimento AS	6,916	34,548
	Aksa Akrilik Kimya Sanayii AS	49,968	13,668
*	Aksa Enerji Uretim AS	31,660	62,729
	Albaraka Turk Katilim Bankasi AS	310,912	51,773
	Anadolu Anonim Turk Sigorta Sirketi	52,744	30,224
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	2,327	25,544
*	Bursa Cimento Fabrikasi AS	156,049	16,547
	Cemtas Celik Makina Sanayi Ve Ticaret AS	69,120	12,879
	Cimsa Cimento Sanayi VE Ticaret AS	42,458	40,115
	Dogan Sirketler Grubu Holding AS	117,724	51,773
	Dogus Otomotiv Servis ve Ticaret AS	14,021	56,179
*	Esenboga Elektrik Uretim AS	99,076	7,011
	Global Yatirim Holding AS	225,200	77,041
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	37,167	18,134
	Is Yatirim Menkul Degerler AS, Class A	30,125	21,905
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	64,988	58,085

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	170,857	$148,066
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	289,110	13,447
	Nuh Cimento Sanayi AS	1,687	7,693
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	156,277	25,802
*	Orge Enerji Elektrik Taahhut AS	6,233	13,310
#*	Pegasus Hava Tasimaciligi AS	28,950	93,161
*	Reysas Tasimacilik ve Lojistik Ticaret AS	31,904	14,928
	Sekerbank Turk AS	257,072	37,901
*	Sok Marketler Ticaret AS	19,288	20,695
*	TAV Havalimanlari Holding AS	7,860	44,843
	Tekfen Holding AS	12,587	40,890
	Turkiye Sigorta AS	344,612	45,603
	Ulker Biskuvi Sanayi AS	23,724	43,024
TOTAL TURKEY			1,127,518
UNITED ARAB EMIRATES — (0.3%)
*	Abu Dhabi Ports Co. PJSC	107,130	142,767
	Agthia Group PJSC	14,060	12,254
	Ajman Bank PJSC	97,467	36,030
	Aldar Properties PJSC	184,673	372,575
	Amanat Holdings PJSC	220,573	83,348
	Bank of Sharjah	73,344	24,719
	Dana Gas PJSC	617,933	143,235
	Deyaar Development PJSC	239,303	47,093
	Dubai Investments PJSC	448,790	439,757
	Dubai Islamic Bank PJSC	340,966	675,735
	Emaar Development PJSC	112,658	396,462
	Emaar Properties PJSC	9,451	28,207
*	EMSTEEL Building Materials PJSC	55,265	16,629
*	Modon Holding PSC	13,996	10,852
	National Central Cooling Co. PJSC	71,327	48,296
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	NMDC Group PJSC	16,567	$102,754
	Pure Health Holding PJSC	68,922	42,249
*	RAK Properties PJSC	190,074	55,131
	Ras Al Khaimah Ceramics PJSC	90,792	59,876
	Sharjah Islamic Bank	112,537	88,686
	Union Properties PJSC	403,416	66,504
TOTAL UNITED ARAB EMIRATES			2,893,159
UNITED KINGDOM — (7.7%)
	Advanced Medical Solutions Group PLC	25,528	96,937
	AEP Plantations PLC	10,445	25,292
*	Afentra PLC	36,874	30,774
	AG Barr PLC	15,726	138,243
	Ashtead Technology Holdings PLC	2,857	15,784
	Associated British Foods PLC	3,693	103,753
	Atalaya Mining Copper SA	19,905	240,069
*	Auction Technology Group PLC	16,766	102,324
	Aviva PLC	3,949	36,957
	B&M European Value Retail PLC	84,857	255,084
	Balfour Beatty PLC	184,807	2,154,431
	Barratt Redrow PLC	1,141	4,535
	Bellway PLC	1,227	33,060
*	Berkeley Group Holdings PLC	13,400	632,918
	Bloomsbury Publishing PLC	23,004	188,447
	Bodycote PLC	6,800	66,373
	Breedon Group PLC	64,711	289,742
	Brooks Macdonald Group PLC	2,268	43,341
	BTG Consulting PLC	2,192	3,134
	Bunzl PLC	30,814	1,162,832
	C&C Group PLC	26,142	35,818
*	Canal & SA	175,700	622,783
*	Capita PLC	1,472	5,114
	Capital Ltd.	44,660	59,023
*	Capricorn Energy PLC	13,317	65,739
	Card Factory PLC	91,534	92,981
	Castings PLC	4,281	16,944
††	Centaur Media PLC	1,710	184
	Central Asia Metals PLC	29,181	57,915
	Centrica PLC	1,618,684	3,377,864
	Chemring Group PLC	70,434	561,433
	Chesnara PLC	45,670	212,642

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Clarkson PLC	600	$38,311
*	Close Brothers Group PLC	11,462	65,792
Ω	CMC Markets PLC	23,524	212,449
	Coats Group PLC	252,966	274,137
	Costain Group PLC	73,709	210,223
	Cranswick PLC	6,023	433,642
	Croda International PLC	13,357	578,259
	Currys PLC	618,346	1,399,917
	CVS Group PLC	11,483	194,040
	DCC Energy PLC	18,290	1,563,900
	DFS Furniture PLC	52,954	100,459
	DiscoverIE Group PLC	24,510	259,233
	dotdigital group PLC	34,857	24,272
	Dr. Martens PLC	101,904	106,570
	Drax Group PLC	112,465	1,119,227
	easyJet PLC	72,083	613,680
	Elementis PLC	99,215	239,160
	Endeavour Mining PLC EDV CN	22,096	1,045,667
	EnQuest PLC	335,083	107,090
	Firstgroup PLC	245,111	612,728
	Foxtons Group PLC	69,434	36,668
*	Frasers Group PLC	10,215	111,501
	Fresnillo PLC	51,284	1,727,549
*	Frontier Developments PLC	3,815	22,391
	Fuller Smith & Turner PLC, Class A	11,027	105,886
	Galliford Try Holdings PLC	632	5,026
*	Gaming Realms PLC	48,780	20,357
	Gamma Communications PLC	18,699	235,956
	Genuit Group PLC	60,991	224,321
*	Georgia Capital PLC	13,296	710,934
	Gooch & Housego PLC	4,041	66,498
	Goodwin PLC	300	70,407
	Grafton Group PLC, CDI	62,324	815,502
	Grainger PLC	7,382	17,420
	Greencore Group PLC	66,402	8,697
	Greencore Group PLC GNC LN	158,342	555,582
	Greggs PLC	19,835	502,052
*	Griffin Mining Ltd.	5,698	22,768
	Gulf Keystone Petroleum Ltd.	119,124	272,931
*	Gulf Marine Services PLC	55,013	13,667
*Ω	Gym Group PLC	57,218	156,810
	Halfords Group PLC	50,632	166,739
	Harbour Energy PLC	20,829	67,566
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hargreaves Services PLC	6,475	$69,588
	Harworth Group PLC	35,731	62,829
	Helical PLC	19,920	53,346
	Henry Boot PLC	16,735	34,133
	Hikma Pharmaceuticals PLC	35,923	766,879
	Hill & Smith PLC	39	1,506
	Hilton Food Group PLC	19,271	155,052
	Hiscox Ltd.	87,828	2,144,224
	Hochschild Mining PLC	102,345	600,908
	Hollywood Bowl Group PLC	9,902	38,198
Ω	Hostelworld Group PLC	13,606	19,044
	Hunting PLC	40,907	244,220
Ω	Ibstock PLC	5,189	6,522
	IG Group Holdings PLC	22,586	445,071
	Inchcape PLC	83,863	949,128
	Investec PLC	196,592	1,720,609
	Ithaca Energy PLC	47,669	155,667
	ITV PLC	958,370	960,829
	J D Wetherspoon PLC	14,617	153,944
	J Sainsbury PLC	531,830	2,564,648
*	James Fisher & Sons PLC	12,277	73,578
	JD Sports Fashion PLC	289,324	350,777
	JET2 PLC	2,505	51,989
	Johnson Matthey PLC	36,697	991,351
	Johnson Service Group PLC	111,790	227,711
	Jupiter Fund Management PLC	120,501	255,816
	Keller Group PLC	36,172	1,478,421
	Kier Group PLC	121,707	396,392
	Kingfisher PLC	563,532	2,351,021
	Knights Group Holdings PLC	8,419	20,365
	Lancashire Holdings Ltd.	70,702	574,286
	Lion Finance Group PLC	13,268	2,084,152
	Liontrust Asset Management PLC	4,124	15,744
	London Investment Group PLC	9,126	58,379
	LSL Property Services PLC	8,339	27,506
	Man Group PLC	249,859	1,023,061

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Marks & Spencer Group PLC	447,168	$2,444,386
*	Marston's PLC	333,418	229,313
	McBride PLC	14,421	31,502
	Me Group International PLC	48,363	72,525
	Mears Group PLC	33,511	194,554
	Melrose Industries PLC	6,899	42,438
*	Mitchells & Butlers PLC	157,866	584,440
	MJ Gleeson PLC	7,428	27,477
	Mondi PLC	50,115	604,235
	Morgan Advanced Materials PLC	45,397	138,367
	Morgan Sindall Group PLC	13,469	810,490
	MP Evans Group PLC	11,582	254,079
	Next 15 Group PLC	16,407	65,076
	Norcros PLC	9,430	40,282
Ω	On the Beach Group PLC	16,354	41,365
	OSB Group PLC	116,554	877,415
	Pan African Resources PLC	465,482	582,150
	Paragon Banking Group PLC	18,629	211,081
#	Pearson PLC (PSO US), Sponsored ADR	18,663	316,151
	Pearson PLC (PSON LN)	27,466	463,479
	Persimmon PLC	45,604	684,524
	Pets at Home Group PLC	117,926	336,651
	Pharos Energy PLC	110,849	47,112
	Porvair PLC	2,595	29,727
	PPHE Hotel Group Ltd.	1,888	40,030
	Premier Foods PLC	232,062	609,004
	QinetiQ Group PLC	72,120	493,758
	Rank Group PLC	84,921	110,573
	Reach PLC	60,520	36,334
	Renew Holdings PLC	965	11,787
	Rentokil Initial PLC RTO LN	101,781	468,728
#	Rentokil Initial PLC RTO US, Sponsored ADR	1,507	35,204
	RHI Magnesita NV	3,624	138,095
	RS Group PLC	57,717	549,574
	RWS Holdings PLC	45,656	59,387
Ω	Sabre Insurance Group PLC	57,957	143,426
*	Saga PLC	15,962	144,939
	Savills PLC	27,846	345,572
		Shares	Value»
UNITED KINGDOM — (Continued)
	Secure Trust Bank PLC	1,288	$27,545
	Senior PLC	117,044	457,446
	Serco Group PLC	270,573	882,709
	Serica Energy PLC	63,127	200,177
*	SigmaRoc PLC	172,657	287,420
	Smith & Nephew PLC (SN LN)	42,829	669,973
#	Smith & Nephew PLC (SNN US), Sponsored ADR	20,573	649,284
	Speedy Hire PLC	223,525	57,124
Ω	Spire Healthcare Group PLC	74,259	234,036
	Standard Life PLC	14,930	186,047
	SThree PLC	20,750	71,354
	Tate & Lyle PLC	47,614	354,813
	TBC Bank Group PLC	13,433	872,308
*	Team Internet Group PLC	26,312	14,913
	TP ICAP Group PLC	321,882	1,486,648
*	TT Electronics PLC	26,089	44,826
	Vertu Motors PLC	110,788	122,018
	Vesuvius PLC	58,685	293,485
	Volex PLC	6,688	46,089
	Vp PLC	1,494	9,708
*Ω	Watches of Switzerland Group PLC	46,136	455,695
	Whitbread PLC	29,956	1,014,851
	YouGov PLC	24,511	84,913
	Young & Co.'s Brewery PLC (YNGA LN), Class A	5,710	70,608
	Young & Co.'s Brewery PLC (YNGN LN)	3,006	30,192
	Zigup PLC	74,561	466,818
	Zotefoams PLC	8,589	53,265
TOTAL UNITED KINGDOM			68,454,843
UNITED STATES — (0.1%)
#*	Coeur Mining, Inc. CDE CN	10	149
*	Dauch Corp.	1,129	6,403
#	Diversified Energy Co. DEC LN	2,073	27,541
	International Paper Co.	23,773	981,557
	Ovintiv, Inc.	2,464	153,823

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
	Sunococorp LLC	202	$15,441
TOTAL UNITED STATES			1,184,914
TOTAL COMMON STOCKS			869,776,777
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.1%)
	Banco ABC Brasil SA, 11.118%	25,988	123,041
	Banco ABC Brasil SA	873	4,133
Ω	Banco BMG SA, 8.333%	37,123	38,960
	Banco do Estado do Rio Grande do Sul SA Class B, 11.286%	67,206	186,405
	Banco Pine SA, 7.501%	13,490	34,782
	Cia de Ferro Ligas da Bahia FERBASA, 11.726%	31,600	37,340
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,833	31,476
	Eucatex SA Industria e Comercio, 4.891%	14,000	63,522
	Gerdau SA, 2.722%	31,567	155,557
	Localiza Rent a Car SA, 2.894%	3,100	22,340
	Marcopolo SA, 17.780%	20,900	21,893
*	Randoncorp SA	23,954	23,155
	Schulz SA, 14.152%	9,400	8,308
TOTAL BRAZIL			750,912
COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA, 3.915%	24,923	353,106
GERMANY — (0.2%)
	Draegerwerk AG & Co. KGaA, 2.083%	1,767	224,027
	Einhell Germany AG, 2.699%	999	81,379
	FUCHS SE, 3.058%	9,361	433,890
		Shares	Value»

GERMANY — (Continued)
	Jungheinrich AG, 1.191%	10,257	$288,957
	Sixt SE, 5.340%	2,441	168,971
	STO SE & Co. KGaA, 3.477%	583	65,321
	Villeroy & Boch AG, 5.520%	889	15,963
TOTAL GERMANY			1,278,508
TOTAL PREFERRED STOCKS			2,382,526
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	SONDA SA Rights 08/29/2026	18,519	0
ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/2030	2,669	0
QATAR — (0.0%)
*	Baladna Rights 08/17/2026	40,252	2,145
SOUTH KOREA — (0.0%)
*	LB Semicon, Inc. Rights	1,592	0
TAIWAN — (0.0%)
*	Zenitron Corp. Rights	2,160	234
THAILAND — (0.0%)
*	Better World Green PCL Warrants	344,332	0
TOTAL RIGHTS/WARRANTS			2,379
TOTAL INVESTMENT SECURITIES (Cost $503,719,297)			872,161,682

			Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	1,467,683	16,976,689
TOTAL INVESTMENTS — (100.0%)
(Cost $520,693,452)^^			$889,138,371

World ex U.S. Targeted Value Portfolio
CONTINUED
As of July 31, 2026, the value of Rule 144A securities amounted to $26,012,379 or 3.0% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$118,796	$33,666,411	$50,476	$33,835,683
Austria	—	7,985,307	—	7,985,307
Belgium	—	8,484,682	—	8,484,682
Brazil	6,584,695	—	—	6,584,695
Canada	67,656,014	—	—	67,656,014
Chile	630,118	—	—	630,118
China	2,113,264	55,305,474	9,730	57,428,468
Colombia	318,428	—	—	318,428
Denmark	—	17,288,977	—	17,288,977
Finland	—	12,714,564	—	12,714,564
France	—	29,823,814	—	29,823,814
Germany	854,542	26,633,489	—	27,488,031
Greece	—	1,435,270	—	1,435,270
Hong Kong	—	7,258,132	—	7,258,132
Hungary	—	406,386	—	406,386
India	7,759	44,938,648	—	44,946,407
Indonesia	—	2,034,285	1,467	2,035,752
Ireland	—	11,954,298	—	11,954,298
Israel	232,889	11,263,315	—	11,496,204
Italy	821,826	36,137,783	—	36,959,609
Japan	43,999	144,968,905	—	145,012,904
Kuwait	—	1,201,871	2,171	1,204,042
Malaysia	—	3,683,366	14	3,683,380
Mexico	4,923,074	5,615	—	4,928,689
Netherlands	—	23,432,710	—	23,432,710
New Zealand	—	1,104,707	—	1,104,707
Norway	—	5,804,725	—	5,804,725
Philippines	—	581,215	875	582,090
Poland	—	3,068,059	—	3,068,059
Portugal	—	5,151,996	—	5,151,996
Qatar	—	989,837	—	989,837
Saudi Arabia	—	5,636,052	—	5,636,052
Singapore	—	6,581,467	—	6,581,467
South Africa	3,423,581	6,357,304	—	9,780,885
South Korea	11,876	35,947,414	18,062	35,977,352
Spain	—	20,763,653	—	20,763,653
Sweden	21,460	15,476,039	—	15,497,499
Switzerland	1,253,465	47,418,129	—	48,671,594
Taiwan	—	68,173,742	2,013	68,175,755
Thailand	—	3,338,108	—	3,338,108
Turkey	—	1,127,518	—	1,127,518
United Arab Emirates	—	2,893,159	—	2,893,159
United Kingdom	2,046,306	66,408,353	184	68,454,843
United States	169,413	1,015,501	—	1,184,914
Preferred Stocks
Brazil	746,779	4,133	—	750,912
Colombia	353,106	—	—	353,106
Germany	—	1,278,508	—	1,278,508
Rights/Warrants
Chile	—	—	—	—
Italy	—	—	—	—

World ex U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Qatar	—	$2,145	—	$2,145
South Korea	—	—	—	—
Taiwan	—	234	—	234
Thailand	—	—	—	—
Securities Lending Collateral	—	16,976,689	—	16,976,689
Total Investments in Securities	$92,331,390	$796,721,989	$84,992˂˃	$889,138,371

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.7%)
AUSTRALIA — (3.8%)
*	29Metals Ltd.	222,878	$40,796
#	Accent Group Ltd.	139,081	67,707
	Acrow Ltd.	7,696	4,765
#	Acrow Ltd. ACF AU	89,990	55,714
#	Adairs Ltd.	59,798	60,113
*	Aeris Resources Ltd.	225,024	64,070
#	AGL Energy Ltd.	57,218	332,942
*	AIC Mines Ltd.	217,295	111,361
*	Alkane Resources Ltd.	156,660	146,069
*	Alligator Energy Ltd.	193,447	7,070
*	Alpha HPA Ltd.	120,287	41,291
	ALS Ltd.	101,685	1,534,755
#*	AMA Group Ltd.	24,194	7,563
	Amotiv Ltd.	34,646	170,980
	AMP Ltd.	661,482	996,706
*	Amplitude Energy Ltd.	58,218	62,176
	Ampol Ltd.	48,284	1,362,293
	Ansell Ltd.	47,501	1,090,897
	ANZ Group Holdings Ltd.	162,549	4,248,229
	APA Group	148,960	1,065,572
#*	Appen Ltd.	37,273	31,181
*	Arafura Rare Earths Ltd. (ARU AU)	69,708	8,774
	ARB Corp. Ltd.	17,537	242,787
	Aristocrat Leisure Ltd.	33,567	1,508,670
#	ARN Media Ltd.	85,589	15,667
	ASX Ltd.	16,908	652,204
	Atlas Arteria Ltd.	96,422	340,532
	AUB Group Ltd.	27,049	527,079
*	Aurelia Metals Ltd.	427,910	94,753
	Aurizon Holdings Ltd.	620,720	1,825,389
#*	Ausgold Ltd.	16,174	9,733
	Aussie Broadband Ltd.	60,547	201,944
*	Austal Ltd.	145,296	366,433
#	Austin Engineering Ltd.	131,962	13,406
*	Australian Agricultural Co. Ltd.	57,569	55,107
#	Australian Clinical Labs Ltd.	55,079	92,148
	Australian Ethical Investment Ltd.	28,280	87,773
*	Australian Strategic Materials Ltd.	46,853	32,704
	Autosports Group Ltd.	16,665	18,630
*	Baby Bunting Group Ltd.	37,265	27,172
	Bank of Queensland Ltd.	180,207	839,379
		Shares	Value»
AUSTRALIA — (Continued)
#	Bapcor Ltd.	227,350	$70,104
*	BCI Minerals Ltd.	283,116	85,770
	Beach Energy Ltd.	444,395	285,792
#	Beacon Lighting Group Ltd.	27,743	31,299
*	Beetaloo Energy Australia Ltd.	171,975	26,408
	Bega Cheese Ltd.	103,747	442,804
	Bell Financial Group Ltd.	47,306	53,199
*	Bellevue Gold Ltd.	335,185	293,479
	Bendigo & Adelaide Bank Ltd.	105,356	846,996
	BHP Group Ltd. (BHP AU)	437,849	18,455,579
#	BHP Group Ltd. (BHP LN), Class DI	36,303	1,546,035
#	BHP Group Ltd. (BHP US), Sponsored ADR	13,962	1,179,649
	Bisalloy Steel Group Ltd.	7,908	27,187
#*	Black Cat Syndicate Ltd. (BC8 AU)	39,271	24,729
	BlueScope Steel Ltd.	91,602	2,101,008
#*	Boss Energy Ltd.	84,734	72,548
	Brambles Ltd.	208,343	2,860,070
	Bravura Solutions Ltd.	115,951	207,057
#	Breville Group Ltd.	31,644	727,499
	Capral Ltd.	5,742	47,838
	Capricorn Metals Ltd.	132,193	1,171,819
	CAR Group Ltd.	11,062	201,980
	Cash Converters International Ltd.	41,035	9,689
*	Catapult Sports Ltd.	33,176	78,199
	Cedar Woods Properties Ltd.	24,634	121,155
#*	Challenger Gold Ltd.	9,582	13,957
	Challenger Ltd.	193,809	1,331,845
#	Champion Iron Ltd.	142,278	338,316
#*	Chrysos Corp. Ltd.	9,367	39,827
#	Civmec Australia Ltd.	99,675	119,697
	Cleanaway Waste Management Ltd.	533,531	876,162
#	Clinuvel Pharmaceuticals Ltd.	5,455	34,736
*	Coast Entertainment Holdings Ltd.	124,307	45,340
	Cobram Estate Olives Ltd.	29,964	68,215
	Cochlear Ltd.	5,187	434,715

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Codan Ltd.	50,884	$1,429,169
	COG Financial Services Ltd.	9,620	8,867
	Cogstate Ltd.	19,223	33,829
	Coles Group Ltd.	177,481	2,998,182
	Collins Foods Ltd.	56,133	323,373
*	Comet Ridge Ltd.	189,459	11,592
	Commonwealth Bank of Australia	55,690	6,961,518
	Computershare Ltd.	66,614	1,914,025
#*	Core Lithium Ltd.	193,213	32,491
#*Ω	Coronado Global Resources, Inc., CDI	114,480	13,728
#*††	Corporate Travel Management Ltd.	31,005	65,668
	Credit Corp. Group Ltd.	31,559	305,333
	CSL Ltd.	12,589	1,088,448
	Dalrymple Bay Infrastructure Ltd.	78,702	309,181
	Data#3 Ltd.	52,371	359,284
#*	Develop Global Ltd.	50,294	170,848
	Dicker Data Ltd.	25,259	222,338
#	Domino's Pizza Enterprises Ltd.	15,529	202,109
	Downer EDI Ltd.	216,210	1,176,268
*	DUG Technology Ltd.	31,513	45,056
	Duratec Ltd.	38,689	57,694
	Dyno Nobel Ltd.	574,618	1,520,965
	Eagers Automotive Ltd.	56,784	933,571
#*	Ecograf Ltd.	23,909	4,302
#	Elders Ltd.	66,101	260,829
#*	Electro Optic Systems Holdings Ltd.	66,155	311,068
*	Emeco Holdings Ltd.	131,189	89,277
*	Emerald Resources NL	204,363	766,838
#*	EML Payments Ltd.	97,511	22,256
#	Endeavour Group Ltd.	388,102	947,250
	EQT Holdings Ltd.	6,372	75,336
	Euroz Hartleys Group Ltd.	18,894	17,626
	Evolution Mining Ltd.	618,375	4,903,297
	EVT Ltd.	25,324	227,581
#	Fenix Resources Ltd.	73,076	13,916
#	Fiducian Group Ltd.	1,992	11,759
#††	Firefinch Ltd.	50,216	1,325
	FleetPartners Group Ltd.	73,519	145,827
	Fleetwood Ltd.	28,254	46,867
#	Flight Centre Travel Group Ltd.	52,346	483,805
#*	Focus Minerals Ltd.	21,741	27,684
	Fortescue Ltd.	221,560	2,875,019
#	G8 Education Ltd.	289,511	30,434
		Shares	Value»
AUSTRALIA — (Continued)
*	Galan Lithium Ltd. GLN AU	141,175	$29,807
	Generation Development Group Ltd.	42,934	122,469
#*	Genesis Minerals Ltd.	112,031	448,795
	GR Engineering Services Ltd.	30,276	120,944
	GrainCorp Ltd., Class A	75,363	295,693
*	Grange Resources Ltd.	130,044	12,768
	GWA Group Ltd.	61,445	103,201
	Hansen Technologies Ltd.	73,185	218,179
	Harvey Norman Holdings Ltd.	168,766	581,247
*	Hastings Technology Metals Ltd.	35,899	6,681
#*	Healius Ltd.	216,568	56,898
	Helia Group Ltd.	140,658	494,738
	Helloworld Travel Ltd.	30,924	33,907
*	Hillgrove Resources Ltd.	246,721	9,747
	Horizon Oil Ltd.	202,365	31,365
	HUB24 Ltd.	9,731	579,456
	Humm Group Ltd.	130,058	38,537
#	IDP Education Ltd.	32,070	51,745
*	IGO Ltd.	210,057	1,010,967
	Iluka Resources Ltd.	138,247	584,560
	Imdex Ltd.	181,352	468,483
	Inghams Group Ltd.	73,546	116,216
	Insurance Australia Group Ltd.	461,627	2,750,461
#	Integral Diagnostics Ltd.	75,317	111,100
*	ioneer Ltd.	292,527	23,759
	IPD Group Ltd.	13,727	46,596
	IPH Ltd.	96,341	281,507
	IRESS Ltd.	64,133	307,372
	IVE Group Ltd.	47,768	93,939
	JB Hi-Fi Ltd.	33,341	1,918,010
*	Judo Capital Holdings Ltd.	268,000	182,124
#	Jumbo Interactive Ltd.	12,500	63,559
#	Jupiter Mines Ltd.	375,027	69,824
	Karoon Energy Ltd.	192,773	238,962
#*	Kelly Partners Group Holdings Ltd.	6,429	18,531
	Kelsian Group Ltd.	39,461	122,779
	KGL Resources Ltd.	51,716	6,368
*	KGL Resources Ltd. KGL AU	44,227	5,443
	Kingsgate Consolidated Ltd.	7,593	21,473
#	Kogan.com Ltd.	18,143	54,558
*	Kyron Capital Group	19,470	973

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Lake Resources NL	197,205	$5,380
	Lendlease Corp. Ltd.	183,258	388,636
#*	Lifestyle Communities Ltd.	24,302	86,804
#	Lindsay Australia Ltd.	90,090	43,020
	Lottery Corp. Ltd.	340,266	1,333,157
	Lotus Resources Ltd.	77,594	13,104
#*	Lotus Resources Ltd. LOT AU	77,595	13,024
	Lovisa Holdings Ltd.	19,939	332,352
	Lycopodium Ltd.	11,283	141,099
*	Lynas Rare Earths Ltd.	92,905	911,841
	MA Financial Group Ltd.	19,168	76,672
#	Maas Group Holdings Ltd.	26,556	92,725
	Macmahon Holdings Ltd.	525,240	340,445
	Macquarie Group Ltd.	15,792	2,803,375
*	Macquarie Technology Group Ltd.	2,910	123,385
	Mader Group Ltd.	14,929	72,298
	Magellan Financial Group Ltd.	57,196	382,817
	McMillan Shakespeare Ltd.	21,795	298,863
	Medibank Pvt Ltd.	357,450	1,295,664
*	Megaport Ltd.	12,428	158,849
#*	Mesoblast Ltd. (MSB AU)	379,344	544,378
#*	Metals X Ltd.	323,599	357,832
	Metcash Ltd.	433,758	926,161
*	MGX Resources Ltd.	213,479	48,807
*	Mineral Resources Ltd.	24,487	995,201
	Monadelphous Group Ltd.	37,594	769,702
#	Monash IVF Group Ltd.	105,786	52,081
	MotorCycle Holdings Ltd.	16,889	30,210
	Myer Holdings Ltd.	428,063	63,078
	MyState Ltd.	44,915	154,221
#*	Nanosonics Ltd.	5,619	12,402
	National Australia Bank Ltd.	216,395	6,265,925
	Navigator Global Investments Ltd.	147,681	241,070
	Netwealth Group Ltd.	40,723	614,690
#	New Hope Corp. Ltd.	191,647	701,875
#*	NEXTDC Ltd.	105,309	990,494
	nib holdings Ltd.	191,437	1,007,347
	Nick Scali Ltd.	27,296	302,782
#*	Nickel Industries Ltd.	591,447	336,992
	Nine Entertainment Co. Holdings Ltd.	435,013	292,470
		Shares	Value»
AUSTRALIA — (Continued)
	Northern Star Resources Ltd.	258,418	$3,581,364
#*	Novonix Ltd.	129,576	13,134
	NRW Holdings Ltd.	213,519	1,046,019
*	Nufarm Ltd.	92,163	193,758
*	Nuix Ltd.	41,496	37,298
#	Objective Corp. Ltd.	6,963	34,503
#*	OFX Group Ltd.	34,591	19,326
	OM Holdings Ltd.	46,008	7,228
#*	Omni Bridgeway Ltd.	94,868	101,179
	oOh!media Ltd.	172,883	188,543
#*	Ora Banda Mining Ltd.	48,859	38,920
	Orica Ltd.	102,947	1,681,703
	Origin Energy Ltd.	241,189	1,819,631
	Orora Ltd.	301,592	307,868
	Pacific Current Group Ltd.	15,421	123,056
#*	Paladin Energy Ltd.	79,249	522,652
*	Pantoro Gold Ltd.	95,633	137,084
#*	Paragon Care Ltd.	85,131	7,514
	Peet Ltd.	131,518	164,185
*	Peninsula Energy Ltd.	108,471	21,002
	Perenti Ltd.	333,839	495,376
	Perpetual Ltd.	31,808	422,566
	Perseus Mining Ltd.	649,534	2,223,531
*	PEXA Group Ltd.	38,216	198,510
#	Pinnacle Investment Management Group Ltd.	7,316	81,652
#*	PLS Group Ltd.	235,156	683,276
	Praemium Ltd.	17,729	9,020
	Premier Investments Ltd.	26,754	256,562
#	Pro Medicus Ltd.	13,699	1,558,383
	Propel Funeral Partners Ltd.	19,016	42,958
#	PWR Holdings Ltd.	23,772	165,705
	Qantas Airways Ltd.	74,582	519,016
	QBE Insurance Group Ltd.	405,890	7,040,066
	Ramelius Resources Ltd.	601,153	1,292,859
#	Ramsay Health Care Ltd.	49,612	1,541,830
#	REA Group Ltd.	5,612	633,788
#	Reece Ltd.	35,175	394,946
	Regal Partners Ltd.	43,887	85,296
	Regis Healthcare Ltd.	64,338	281,417
	Regis Resources Ltd.	275,539	1,180,740
	Reliance Worldwide Corp. Ltd.	156,632	385,244
*	Renascor Resources Ltd.	282,324	11,531
*	Resolute Mining Ltd.	773,535	506,118
	Ridley Corp. Ltd.	129,096	259,493
	Rio Tinto Ltd.	47,943	5,713,927

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Sandfire Resources Ltd.	206,290	$2,730,738
	Santos Ltd.	543,000	3,015,686
	SEEK Ltd.	58,067	599,117
	Select Harvests Ltd.	41,927	123,532
	Servcorp Ltd.	17,474	79,292
	Service Stream Ltd.	247,108	422,362
#	SGH Ltd.	33,336	1,030,940
	Shaver Shop Group Ltd.	37,320	37,825
	Sigma Healthcare Ltd.	456,567	941,439
*	Silver Mines Ltd.	432,780	41,214
	Sims Ltd. (SGM AU)	51,609	921,819
	SmartGroup Corp. Ltd.	30,144	271,450
	Solvar Ltd.	34,749	38,197
	Sonic Healthcare Ltd.	49,818	762,439
	South32 Ltd. (S32 AU)	467,955	1,491,889
	Southern Cross Electrical Engineering Ltd.	94,975	289,087
	Southern Cross Media Group Ltd.	108,427	41,100
	SRG Global Ltd.	198,496	467,087
#*	St Barbara Ltd.	310,903	99,223
	Stanmore Resources Ltd.	79,308	128,445
	Steadfast Group Ltd.	236,707	845,932
*	Strickland Metals Ltd.	90,317	5,190
	Suncorp Group Ltd.	169,293	2,277,794
	Super Retail Group Ltd.	81,947	764,292
*	Superloop Ltd.	130,476	292,430
#*	Syrah Resources Ltd.	516,105	39,896
	Tabcorp Holdings Ltd.	664,191	416,171
	Technology One Ltd.	81,650	1,780,836
#*	Telix Pharmaceuticals Ltd.	8,707	86,511
	Telstra Group Ltd. (TLS AU)	455,524	1,608,169
#*	Temple & Webster Group Ltd.	6,889	26,679
#	Ten Sixty Four Ltd.	85,990	6,656
*	Titan Minerals Ltd.	28,602	11,041
	TPG Telecom Ltd.	98,297	246,782
	Transurban Group	142,785	1,482,788
#	Treasury Wine Estates Ltd.	97,931	338,701
#*	Tuas Ltd.	70,104	105,894
#*	Tyro Payments Ltd.	155,675	92,079
#	Universal Store Holdings Ltd.	2,706	13,848
	Vault Minerals Ltd.	354,748	1,188,910
	Ventia Services Group Pty. Ltd.	320,736	1,308,062
		Shares	Value»
AUSTRALIA — (Continued)
Ω	Viva Energy Group Ltd.	302,027	$607,250
*	Viva Leisure Ltd.	10,373	11,127
#*	Vulcan Energy Resources Ltd.	96,841	172,875
#	Vulcan Steel Ltd.	5,745	21,185
	Wagners Holding Co. Ltd.	3,531	10,035
	Washington H Soul Pattinson & Co. Ltd.	25,375	823,541
*	WEB Travel Group Ltd.	97,366	232,655
#	Webjet Group Ltd.	88,207	25,147
	Wesfarmers Ltd.	85,629	5,363,368
#*	West African Resources Ltd.	453,612	904,011
	Westgold Resources Ltd.	277,928	925,705
	Westpac Banking Corp.	187,987	4,984,902
	Whitehaven Coal Ltd.	259,742	1,282,749
#*	Wildcat Resources Ltd.	227,985	53,598
#	WiseTech Global Ltd.	6,420	165,475
	Woodside Energy Group Ltd. (WDS AU)	165,278	3,868,319
	Woodside Energy Group Ltd. (WDS LN)	19,303	447,545
#	Woodside Energy Group Ltd. (WDS US), ADR	26,346	618,074
	Woolworths Group Ltd.	68,332	1,906,846
	Worley Ltd.	91,851	681,758
#*	Xero Ltd.	11,039	551,122
	XRF Scientific Ltd.	28,628	35,336
	Yancoal Australia Ltd.	89,439	352,417
*	Zip Co. Ltd.	233,496	418,035
TOTAL AUSTRALIA			206,498,432
AUSTRIA — (0.5%)
*	Addiko Bank AG	4,609	141,703
	Agrana Beteiligungs AG	3,069	40,172
	ANDRITZ AG	21,497	2,024,969
*	AT&S Austria Technologie & Systemtechnik AG	8,628	1,321,303
Ω	BAWAG Group AG	25,816	5,235,369
#	CA Immobilien Anlagen AG	4,436	123,965
*	CPI Europe AG	5,401	96,893
	DO & Co. AG	3,370	786,913
	Erste Group Bank AG	33,760	4,413,211

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
*	Eurotelesites AG	17,409	$90,743
	EVN AG	13,989	473,976
	FACC AG	1,947	37,311
	Frequentis AG	473	40,363
*	Immofinanz AG (IIA AV)	12,053	0
#*	Lenzing AG	4,327	117,570
	Mayr Melnhof Karton AG	1,733	166,131
#	Oesterreichische Post AG	7,874	295,850
	OMV AG	48,840	3,571,432
	Palfinger AG	3,950	133,542
	POLYTEC Holding AG	5,419	29,265
	Porr AG	6,862	298,020
	Raiffeisen Bank International AG	26,575	1,824,601
#	SBO AG	2,329	79,012
*	Semperit AG Holding	1,666	0
	Strabag SE (STR AV), Class BR	5,686	548,800
	Telekom Austria AG	49,868	584,322
*	UBM Development AG	1,357	26,602
	UNIQA Insurance Group AG	36,734	764,493
#	Verbund AG	15,153	1,040,087
	Vienna Insurance Group AG Wiener Versicherung Gruppe	15,545	1,273,907
	voestalpine AG	31,141	1,622,141
	Wienerberger AG	31,699	780,188
	Zumtobel Group AG	7,184	33,432
TOTAL AUSTRIA			28,016,286
BELGIUM — (0.7%)
	Ackermans & van Haaren NV	9,235	2,866,157
	Ageas SA	62,536	5,175,297
*	AGFA-Gevaert NV	61,134	27,126
	Anheuser-Busch InBev SA (ABI BB)	63,129	5,483,004
*	Argenx SE (ARGX BB)	353	302,343
*	Argenx SE (ARGX US), ADR	673	574,621
*	Atenor	4,770	8,223
	Azelis Group NV	25,006	326,554
	Barco NV	12,694	115,015
	Bekaert SA	14,584	670,231
*	bpost SA	34,271	59,393
	Cie d'Entreprises CFE	5,331	73,008
*	CMB Tech NV	59,726	968,275
	Colruyt Group NV	7,078	317,310
		Shares	Value»
BELGIUM — (Continued)
	Deceuninck NV	30,846	$77,953
	Deme Group NV	2,932	559,368
#	D'ieteren Group	5,730	1,182,701
	Econocom Group SA NV	24,964	41,367
#	Elia Group SA	5,960	853,977
#	EVS Broadcast Equipment SA	3,723	118,515
	Fagron	23,221	620,248
	Gimv NV	9,015	464,214
*	Hyloris Pharmaceuticals SA	480	2,669
*	Immobel SA	1,567	38,772
	Ion Beam Applications	1,418	25,897
	Jensen-Group NV	1,808	176,815
	KBC Group NV	47,883	6,888,387
	Kinepolis Group NV	2,650	123,578
*	Lakefront Biotherapeutics NV (LKFT BB)	11,025	303,344
*	Lakefront Biotherapeutics NV (LKFT NA)	9,382	257,368
#	Lotus Bakeries NV	137	1,757,190
	Melexis NV	7,291	572,519
#*	Ontex Group NV	16,997	45,275
*	Orange Belgium SA	8,117	205,745
	Proximus SADP	40,263	298,217
	Recticel SA	13,378	191,146
	Sipef NV	2,093	218,560
	Solvay SA	27,594	845,740
	Syensqo SA	15,327	1,363,447
	Tessenderlo Group SA	5,897	145,227
	UCB SA	13,280	3,408,756
	Umicore SA	20,876	521,062
	Van de Velde NV	1,720	59,953
	VGP NV	4,220	411,191
	Viohalco SA	4,480	91,468
TOTAL BELGIUM			38,837,226
BRAZIL — (1.0%)
	Allied Tecnologia SA	30,900	27,918
	Allos SA	81,236	434,131
	Allpark Empreendimentos Participacoes e Servicos SA	23,700	20,525
	Alupar Investimento SA	47,889	308,166
#	Ambev SA (ABEV US), ADR	117,295	364,787
	Anima Holding SA	52,815	22,713

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Armac Locacao Logistica E Servicos SA	42,704	$29,990
*	Aura Minerals, Inc.	2,500	136,425
*	Auren Energia SA	9,752	21,124
	Axia Energia SA	89,931	937,071
	B3 SA - Brasil Bolsa Balcao	285,643	886,374
	Banco Bradesco SA (BBDC3 BZ)	90,192	284,499
	Banco BTG Pactual SA	29,657	332,308
	Banco do Brasil SA	128,624	541,732
	Banco Santander Brasil SA	253,063	1,428,773
	BB Seguridade Participacoes SA	63,046	513,159
	Bemobi Mobile Tech SA	21,514	101,010
*	Blau Farmaceutica SA	21,450	36,391
	BR Advisory Partners Participacoes SA	16,368	46,432
	Bradsaude SA	76,893	241,488
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	18,201	68,364
	Brava Energia	85,290	333,140
	C&A Modas SA	79,042	147,196
	Caixa Seguridade Participacoes SA	23,666	94,540
	Camil Alimentos SA	44,157	40,854
	Cia Brasileira de Aluminio	71,845	157,037
*	Cia Brasileira de Distribuicao	23,926	12,225
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	10,832	59,036
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	158,940	868,518
	Cia de Saneamento de Minas Gerais Copasa MG	66,502	841,844
	Cia De Saneamento do Parana Sanepar (SAPR3 BZ)	35,300	56,058
	Cia De Sanena Do Parana (SAPR11 BZ)	85,475	610,903
		Shares	Value»
BRAZIL — (Continued)
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	12,653	$27,709
	Cia Energetica de Minas Gerais (CMIG3 BZ)	55,020	177,353
	Cia Paranaense de Energia - Copel CPLE3 BZ	292,899	856,888
#	Cia Paranaense de Energia - Copel ELPC US, ADR	1,200	14,076
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	240,106	229,252
	Cogna Educacao SA	482,922	217,208
	Construtora Tenda SA	46,851	280,321
*	Cosan SA	47,703	38,301
	CPFL Energia SA	30,016	273,209
	Cruzeiro do Sul Educacional SA	74,016	65,706
	CSU Digital SA	11,700	32,775
	Cury Construtora e Incorporadora SA	50,765	301,336
*	CVC Brasil Operadora e Agencia de Viagens SA	105,828	27,349
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	96,487	406,760
Ω	Desktop SA	36,610	134,331
*	Dexco SA	112,254	112,937
*	Diagnosticos da America SA	177,780	91,535
	Dimed SA Distribuidora da Medicamentos	14,500	33,896
	Direcional Engenharia SA	129,275	289,451
	EcoRodovias Infraestrutura e Logistica SA	85,169	116,434
	Embraer SA	89,895	1,540,885
	Empreendimentos Pague Menos SA PGMN3 BZ	89,691	56,265
	Energisa SA	63,052	619,556
*	Eneva SA	102,075	529,792
	Engie Brasil Energia SA	47,886	281,507
	Equatorial SA	118,831	906,268
	Even Construtora e Incorporadora SA	32,773	31,227

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Ez Tec Empreendimentos e Participacoes SA	44,882	$98,013
	Fleury SA	62,825	212,426
	Fras-Le SA	20,106	83,968
	Gerdau SA, Sponsored ADR	211,221	1,047,656
Ω	GPS Participacoes e Empreendimentos SA	4,788	11,070
	Grendene SA	78,442	58,029
	Grupo Mateus SA	137,653	109,435
	Grupo Multi SA	81,400	28,423
	Grupo SBF SA	52,907	98,630
	Guararapes Confeccoes SA	55,300	86,728
*Ω	Hapvida Participacoes e Investimentos SA	30,355	67,547
*	Hidrovias do Brasil SA	43,400	26,883
	Hospital Mater Dei SA	25,800	24,634
	Hypera SA HYPE3 BZ	85,887	360,379
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	21,300	61,558
	Iochpe Maxion SA	29,460	56,431
	Irani Papel e Embalagem SA	26,169	41,867
	IRB-Brasil Resseguros SA	30,327	335,389
	JHSF Participacoes SA	143,259	312,566
	JSL SA	38,700	42,753
	Kepler Weber SA	46,800	58,902
	Klabin SA	370,241	1,332,945
	Lavvi Empreendimentos Imobiliarios SA	28,200	57,411
	Localiza Rent a Car SA	194,552	1,443,457
	LOG Commercial Properties e Participacoes SA	12,594	63,181
*	Log-in Logistica Intermodal SA	10,894	60,711
*	Lojas Quero-Quero SA	54,141	13,351
	Lojas Renner SA	293,072	786,282
Ω	LWSA SA	85,377	62,654
	M Dias Branco SA	22,858	77,333
	Magazine Luiza SA	121,823	120,882
	Mahle Metal Leve SA	16,900	106,285
	Marcopolo SA	65,580	63,392
		Shares	Value»
BRAZIL — (Continued)
	MBRF Global Foods Co. SA	132,919	$459,919
*Ω	Meliuz SA	49,700	44,904
	Melnick Even Desenvolvimento Imobiliario SA	52,047	29,467
	Mills Locacao Servicos e Logistica SA	53,704	166,860
	Minerva SA	172,286	124,393
	Motiva Infraestrutura de Mobilidade SA	196,033	570,795
	Moura Dubeux Engenharia SA	30,942	150,829
	Movida Participacoes SA MOVI3 BZ	130,422	202,741
*	MRV Engenharia e Participacoes SA	126,313	118,111
	Multiplan Empreendimentos Imobiliarios SA	40,891	226,915
*	Natura Cosmeticos SA	203,694	336,734
	Oceanpact Servicos Maritimos SA	40,500	82,292
	Petroleo Brasileiro SA - Petrobras	591,115	5,718,568
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	24,230	415,545
	Petroreconcavo SA	30,207	63,582
	Plano & Plano Desenvolvimento Imobiliario SA	19,900	28,893
	Porto Seguro SA	92,486	997,995
*	PRIO SA	240,569	2,887,793
	Profarma Distribuidora de Produtos Farmaceuticos SA	10,632	14,514
	Qualicorp Consultoria e Corretora de Seguros SA	77,000	23,241
	Raia Drogasil SA	161,486	588,710
Ω	Rede D'Or Sao Luiz SA	15,563	106,350
	Romi SA	26,826	31,064
	Rumo SA	63,328	180,396
	Sao Martinho SA	50,600	144,938
#	Sendas Distribuidora SA (ASAI US), ADR	3,578	29,590
	Sendas Distribuidora SA (ASAI3 BZ)	240,430	403,155
Ω	Ser Educacional SA	55,890	133,850
	Simpar SA SIMH3 BZ	55,679	84,686
	SLC Agricola SA	41,778	110,272

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Smartfit Escola de Ginastica e Danca SA	96,846	$376,368
	Suzano SA (SUZB3 BZ)	128,542	1,098,496
	SYN prop e tech SA	15,225	12,284
	Tegma Gestao Logistica SA	18,018	108,233
	Telefonica Brasil SA (VIV US), ADR	1,013	13,088
	Telefonica Brasil SA (VIVT3 BZ)	53,240	342,705
	TIM SA	223,200	855,523
	TOTVS SA	29,773	182,427
	Transmissora Alianca de Energia Eletrica SA	75,150	587,958
	Tres Tentos Agroindustrial SA	27,032	62,925
	Trisul SA	47,104	39,585
*	Tupy SA	11,471	35,573
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	8,781	57,077
	Ultrapar Participacoes SA (UGPA3 BZ)	151,577	988,256
	Uniao Pet Participacoes SA	59,500	40,964
	Unifique Telecomunicacoes SA	92,246	98,266
	Unipar Carbocloro SA	8,239	96,089
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	28,300	36,288
	Vale SA (VALE US), Sponsored ADR	75,500	1,137,030
	Vale SA (VALE3 BZ)	331,823	4,993,234
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	17,881	64,446
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	87,553	57,688
	Veste SA Estilo	1,700	942
	Vibra Energia SA	277,747	1,975,238
	Vivara Participacoes SA	28,310	123,870
	Vulcabras SA	27,830	76,422
	WEG SA	61,968	576,998
	Wiz Co.	26,700	43,981
		Shares	Value»
BRAZIL — (Continued)
	YDUQS Participacoes SA	43,874	$71,491
TOTAL BRAZIL			53,738,776
CANADA — (7.6%)
*	5N Plus, Inc.	29,800	692,573
	A&W Food Services of Canada, Inc.	600	15,926
#	Acadian Timber Corp.	4,133	52,656
*	Aclara Resources, Inc.	5,300	13,648
*	ACT Energy Technologies Ltd.	10,100	43,084
	ADENTRA, Inc.	6,945	172,009
	ADF Group, Inc.	6,900	76,883
*	Advantage Energy Ltd.	61,829	485,158
	Aecon Group, Inc.	16,749	540,398
	AG Growth International, Inc.	3,837	36,759
	AGF Management Ltd., Class B	30,300	488,483
	Agnico Eagle Mines Ltd. (AEM CN)	21,673	3,146,460
	Agnico Eagle Mines Ltd. (AEM US)	30,196	4,386,573
#*	Aimia, Inc.	23,772	43,581
*	Air Canada	48,802	883,195
*	AKITA Drilling Ltd., Class B	3,552	8,944
	Alamos Gold, Inc. (AGI CN), Class A	33,259	924,329
	Alamos Gold, Inc. (AGI US), Class A	66,737	1,857,291
	Algoma Central Corp.	5,500	90,159
*	Algoma Steel Group, Inc. (ASTL US)	18,583	71,545
	Algonquin Power & Utilities Corp. (AQN CN)	23,300	136,291
	Algonquin Power & Utilities Corp. (AQN US)	91,201	532,614
	Alimentation Couche-Tard, Inc.	57,848	3,755,570
*	Allied Gold Corp.	93	1,688
	AltaGas Ltd.	97,660	3,885,918
	Altius Minerals Corp.	8,140	336,725
#	Altus Group Ltd.	4,258	142,212
	Amerigo Resources Ltd.	65,100	307,888
*	Andean Precious Metals Corp.	13,778	54,744
	Andrew Peller Ltd., Class A	10,400	58,979
	ARC Resources Ltd.	223,661	5,349,624
*	Aritzia, Inc.	31,544	3,143,037

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Atco Ltd., Class I	16,401	$933,740
*	Athabasca Oil Corp.	187,300	1,384,191
	AtkinsRealis Group, Inc.	26,330	1,631,996
#*	ATS Corp. (ATS CN)	14,128	385,488
*	ATS Corp. (ATS US)	1,265	34,459
#*	Aurora Cannabis, Inc. (ACB CN)	552	1,529
#*	Aurora Cannabis, Inc. (ACB US)	471	1,314
#*	AutoCanada, Inc.	6,864	114,086
	B2Gold Corp. (BTG US)	259,700	973,875
	B2Gold Corp. (BTO CN)	337,844	1,265,244
	Badger Infrastructure Solutions Ltd.	13,920	882,356
*	Ballard Power Systems, Inc. (BLDP CN)	4,900	13,038
*	Ballard Power Systems, Inc. (BLDP US)	60,537	161,634
	Bank of Montreal (BMO US)	51,696	9,276,847
	Bank of Nova Scotia (BNS CN)	3,916	343,511
	Bank of Nova Scotia (BNS US)	73,748	6,472,862
	Barrick Mining Corp.	32,190	1,182,339
	Barrick Mining Corp. (ABX CN)	3,391	124,455
	Barrick Mining Corp. (B US)	150,752	5,537,121
*	Bausch & Lomb Corp.	11,157	188,665
*	Bausch Health Cos., Inc. (BHC CN)	18,127	124,782
*	Bausch Health Cos., Inc. (BHC US)	34,886	240,365
	Baytex Energy Corp.	268,115	1,222,138
#	BCE, Inc. (BCE CN)	156	3,384
	BCE, Inc. (BCE US)	18,228	395,183
	Birchcliff Energy Ltd.	74,715	340,571
	Bird Construction, Inc.	19,843	946,557
	Black Diamond Group Ltd.	16,027	200,187
*	BlackBerry Ltd. BB US	38,037	323,314
	BMTC Group, Inc.	1,900	17,105
*	Bombardier, Inc. (BBD/A CN), Class A	504	123,403
*	Bombardier, Inc. (BBD/B CN), Class B	13,738	3,309,811
		Shares	Value»
CANADA — (Continued)
*	Bonterra Energy Corp.	9,276	$37,584
	Boyd Group Services, Inc.	6,629	685,243
	Bridgemarq Real Estate Services	1,100	3,908
	Brookfield Corp. (BN US)	35,638	1,515,684
#	Brookfield Infrastructure Corp. BIPC US, Class A	27,464	1,161,727
#	Brookfield Renewable Corp. BEPC US	12,980	432,883
	Brookfield Wealth Solutions Ltd.	1,103	47,639
	BRP, Inc. (DOO CN)	18	1,112
	BRP, Inc. (DOOO US)	3,234	199,958
#*	CAE, Inc. (CAE CN)	5,583	144,011
*	CAE, Inc. (CAE US)	50,555	1,305,330
*	Calfrac Well Services Ltd.	10,500	47,113
#	Calian Group Ltd.	4,600	257,326
	Cameco Corp. (CCJ US)	7,383	637,744
	Canaccord Genuity Group, Inc.	27,451	281,981
*	Canada Goose Holdings, Inc. (GOOS US)	11,150	99,569
	Canada Packers, Inc.	5,181	70,479
	Canadian Imperial Bank of Commerce (CM US)	69,739	8,267,558
	Canadian National Railway Co. (CNI US)	34,588	4,399,939
	Canadian National Railway Co. (CNR CN)	60	7,629
	Canadian Natural Resources Ltd. (CNQ CN)	68	3,239
	Canadian Natural Resources Ltd. (CNQ US)	241,502	11,514,815
	Canadian Pacific Kansas City Ltd. (CP US)	36,998	3,288,752
#	Canadian Tire Corp. Ltd., Class A	15,554	2,270,106
	Canadian Utilities Ltd., Class A	27,641	1,098,660
#*	Canfor Corp.	16,248	173,972
#	Capital Power Corp.	32,001	1,503,660
*	Capstone Copper Corp.	292,440	2,776,600

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Cardinal Energy Ltd.	45,786	$375,930
	Cargojet, Inc.	1,100	66,297
#	Cascades, Inc.	40,855	392,565
*	Cavvy Energy Ltd.	45,800	58,481
	CCL Industries, Inc., Class B	40,088	2,658,044
*	Celestica, Inc. (CLS CN)	1,056	349,429
*	Celestica, Inc. (CLS US)	21,804	7,226,718
	Cenovus Energy, Inc. (CVE CN)	3,204	96,610
	Cenovus Energy, Inc. (CVE US)	278,085	8,395,386
	Centerra Gold, Inc.	83,150	1,429,479
	CES Energy Solutions Corp.	98,206	1,144,692
	CGI, Inc. (GIB US)	12,981	949,560
	CGI, Inc. (GIBA CN)	12,368	905,290
*	Cineplex, Inc.	20,543	189,332
*	Cipher Pharmaceuticals, Inc.	4,757	57,110
#	Cogeco Communications, Inc.	4,205	177,277
	Cogeco, Inc.	1,507	62,608
	Colliers International Group, Inc. (CIGI CN)	1,500	147,491
	Colliers International Group, Inc. (CIGI US)	2,998	295,453
#	Computer Modelling Group Ltd.	20,884	58,398
	Constellation Software, Inc.	1,541	3,301,072
	Corby Spirit & Wine Ltd.	3,900	45,403
#*	Cronos Group, Inc. (CRON CN)	7,100	20,006
*	Cronos Group, Inc. (CRON US)	48,549	137,394
	DATA Communications Management Corp.	5,800	11,916
	Definity Financial Corp.	31,708	1,810,173
*	Descartes Systems Group, Inc. (DSGX US)	4,962	372,944
	Dexterra Group, Inc.	10,116	112,426
#*	Docebo, Inc.	2,175	44,932
	Dollarama, Inc.	42,500	5,789,653
	Doman Building Materials Group Ltd.	26,592	213,404
		Shares	Value»
CANADA — (Continued)
	Dominion Lending Centres, Inc.	2,400	$15,032
	DPM Metals, Inc.	86,868	3,053,718
	DREAM Unlimited Corp., Class A	13,700	193,501
*	Dye & Durham Ltd.	3,536	2,220
	Dynacor Group, Inc.	14,000	61,718
	E-L Financial Corp. Ltd.	40,000	482,220
	Eldorado Gold Corp. (EGO US)	11,213	338,520
	Eldorado Gold Corp. (ELD CN)	68,170	2,057,468
	Element Fleet Management Corp.	136,349	3,059,913
#	Emera, Inc.	33,334	1,781,253
	Empire Co. Ltd., Class A	50,247	1,839,122
#	Enbridge, Inc. (ENB CN)	31,909	1,736,271
	Enbridge, Inc. (ENB US)	60,256	3,281,542
#*	Endeavour Silver Corp.	68,557	515,549
	Enerflex Ltd. (EFX CN)	27,412	610,481
	Enerflex Ltd. (EFXT US)	25,015	557,334
	Enghouse Systems Ltd.	11,709	143,497
*	Ensign Energy Services, Inc.	46,169	114,941
#	EQB, Inc.	11,580	1,173,736
	Equinox Gold Corp. (EQX CN)	20,147	180,508
#	Equinox Gold Corp. (EQX US)	136,486	1,221,550
*	ERO Copper Corp. (ERO CN)	5,978	160,511
*	ERO Copper Corp. (ERO US)	32,492	874,360
	Evertz Technologies Ltd.	6,600	75,564
	Exchange Income Corp.	9,600	859,778
	Exco Technologies Ltd.	7,498	44,715
#	Extendicare, Inc.	25,174	637,139
	Fairfax Financial Holdings Ltd.	2,694	4,511,415
#	Fiera Capital Corp.	25,821	91,544
	Finning International, Inc.	56,844	3,767,028
*	Firan Technology Group Corp.	6,200	101,546
	Firm Capital Mortgage Investment Corp.	10,144	84,591

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	First Majestic Silver Corp. (AG US)	88,246	$1,326,337
	First Majestic Silver Corp. (FR CN)	2	30
*	First Quantum Minerals Ltd.	138,185	3,830,559
	FirstService Corp. (FSV US)	6,756	951,853
*	Foraco International SA	23,852	39,304
	Fortis, Inc. (FTS CN)	26,247	1,494,105
	Fortis, Inc. (FTS US)	15,999	911,943
#*	Fortuna Mining Corp. (FSM US)	55,338	466,499
*	Fortuna Mining Corp. (FVI CN)	83,472	703,217
	Franco-Nevada Corp. (FNV US)	6,682	1,422,731
*	Freegold Ltd.	31,500	21,796
#	Freehold Royalties Ltd.	62,026	757,488
	Frontera Energy Corp.	8,802	56,133
*	Fury Gold Mines Ltd.	33,000	17,655
*	Galiano Gold, Inc. GAU US	68,200	118,668
	George Weston Ltd.	26,172	1,956,016
	GFL Environmental, Inc.	11,575	478,279
	Gibson Energy, Inc.	58,333	1,335,311
	Gildan Activewear, Inc. (GIL CN)	89	4,927
#	Gildan Activewear, Inc. (GIL US)	37,549	2,079,464
*	Global Atomic Corp.	46,400	17,874
	goeasy Ltd.	5,100	173,244
*	GoGold Resources, Inc.	57,700	119,364
*	GoldMoney, Inc.	1,420	14,607
	Great-West Lifeco, Inc.	6,571	435,645
*	Haivision Systems, Inc.	8,928	27,131
	Hammond Manufacturing Co. Ltd., Class A	1,300	20,615
#	Hammond Power Solutions, Inc.	3,227	577,078
	Headwater Exploration, Inc.	94,484	893,043
	High Liner Foods, Inc.	4,375	45,939
*	HLS Therapeutics, Inc.	2,000	5,992
	Hudbay Minerals, Inc. (HBM CN)	121,585	2,758,949
		Shares	Value»
CANADA — (Continued)
	Hudbay Minerals, Inc. (HBM US)	55,600	$1,264,900
Ω	Hydro One Ltd.	28,071	1,169,416
	iA Financial Corp., Inc.	36,578	5,408,226
*	IAMGOLD Corp. (IAG US)	12,000	170,280
*	IAMGOLD Corp. (IMG CN)	244,187	3,455,912
	IGM Financial, Inc.	24,077	1,496,987
*	Imperial Metals Corp.	26,884	138,078
	Imperial Oil Ltd. (IMO CN)	5,378	697,258
	Imperial Oil Ltd. (IMO US)	18,005	2,332,908
	InPlay Oil Corp.	4,322	46,835
	Intact Financial Corp.	30,879	6,063,020
*	Interfor Corp.	14,670	128,821
#*	Ivanhoe Mines Ltd., Class A	126,035	905,355
Ω	Jamieson Wellness, Inc.	5,611	165,506
*	Journey Energy, Inc.	11,300	36,274
*	K92 Mining, Inc.	91,062	1,463,514
	K-Bro Linen, Inc.	3,900	131,869
*	Kelt Exploration Ltd.	59,923	426,602
#	Keyera Corp.	67,621	2,872,994
*	Kinaxis, Inc.	138	16,538
	Kinross Gold Corp. (K CN)	239,508	5,521,916
*	Knight Therapeutics, Inc.	28,578	200,597
*	Kolibri Global Energy, Inc.	5,000	26,037
	KP Tissue, Inc.	2,889	26,667
	Labrador Iron Ore Royalty Corp.	20,388	389,042
*	Laramide Resources Ltd.	25,000	8,738
	Lassonde Industries, Inc., Class A	1,012	156,783
	Leon's Furniture Ltd.	10,815	189,861
#*	Lightspeed Commerce, Inc. (LSPD US)	30,370	307,041
	Linamar Corp.	15,966	1,177,533
#*	Lithium Americas Corp.	2,700	7,749
	Loblaw Cos. Ltd.	47,236	2,217,499
*	Lucara Diamond Corp.	133,633	14,776
	Lundin Gold, Inc.	27,817	1,557,482
	Lundin Mining Corp.	74,788	1,851,761
*	LunR Royalties Corp.	5,809	76,865
	Magellan Aerospace Corp.	6,028	149,039

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Magna International, Inc. (MG CN)	5,037	$345,442
#	Magna International, Inc. (MGA US)	82,699	5,673,151
	Mainstreet Equity Corp.	1,200	151,839
*	Major Drilling Group International, Inc.	26,820	266,316
	Manulife Financial Corp. (MFC CN)	20,608	915,258
	Manulife Financial Corp. (MFC US)	67,733	3,010,055
	Maple Leaf Foods, Inc.	26,792	546,600
	Martinrea International, Inc.	28,885	209,964
*	Mattr Corp.	13,664	167,456
*	MDA Space Ltd.	18,144	549,297
*	Medexus Pharmaceuticals, Inc.	5,100	18,263
	Medical Facilities Corp.	9,422	117,351
*	Mega Uranium Ltd.	63,610	23,595
	Melcor Developments Ltd.	4,200	56,475
	Meren Energy, Inc.	30,129	43,414
	Methanex Corp. (MEOH US)	16,111	894,966
	Metro, Inc.	29,373	1,952,390
	Morguard Corp.	700	55,926
	MTY Food Group, Inc.	7,629	186,387
#	Mullen Group Ltd.	38,362	753,366
	National Bank of Canada	20,626	3,336,234
	Neo Performance Materials, Inc.	6,900	162,428
*	NFI Group, Inc.	14,002	251,903
	North American Construction Group Ltd. (NOA CN)	5,210	70,948
	North American Construction Group Ltd. (NOA US)	3,500	47,600
	North West Co., Inc.	19,336	701,384
	Northland Power, Inc.	71,031	1,105,608
	Nutrien Ltd. (NTR CN)	29,041	2,004,499
	Nutrien Ltd. (NTR US)	40,814	2,819,004
#*	Obsidian Energy Ltd. (OBE US)	20,922	224,284
	OceanaGold Corp.	96,261	2,320,941
	Onex Corp.	26,115	1,999,632
	Open Text Corp. (OTEX US)	64,196	1,626,727
		Shares	Value»
CANADA — (Continued)
	OR Royalties, Inc. (OR CN)	3,446	$102,408
*	Orezone Gold Corp.	53,400	81,518
*	Organigram Global, Inc.	5,451	5,106
	Pan American Silver Corp. (PAAS CN)	77,796	3,349,709
	Pan American Silver Corp. (PAAS US)	18,699	806,114
#	Paramount Resources Ltd., Class A	26,912	568,048
	Parex Resources, Inc.	36,296	628,646
	Pason Systems, Inc.	21,093	186,577
	Pembina Pipeline Corp. (PBA US)	98,864	4,837,416
#	Pembina Pipeline Corp. (PPL CN)	1,809	88,439
	Pet Valu Holdings Ltd.	6,425	89,969
#	Peyto Exploration & Development Corp.	81,436	1,494,702
	PHX Energy Services Corp.	16,900	128,270
	Pine Cliff Energy Ltd.	37,500	14,713
#	Pizza Pizza Royalty Corp.	8,700	78,259
*	PMET Resources, Inc.	3,100	9,044
	Polaris Renewable Energy, Inc.	8,314	89,554
#	Pollard Banknote Ltd.	3,483	43,107
	PrairieSky Royalty Ltd.	51,258	1,267,693
*	Precision Drilling Corp. (PD CN)	3,012	234,192
*	Precision Drilling Corp. (PDS US)	1,300	101,049
#	Premium Brands Holdings Corp.	9,946	657,769
	Propel Holdings, Inc.	4,994	87,743
#*	Quarterhill, Inc.	26,282	52,307
#	Quebecor, Inc., Class B	63,577	2,941,998
	RB Global, Inc. (RBA CN)	1,300	142,589
	RB Global, Inc. (RBA US)	13,472	1,478,417
*	Real Matters, Inc.	7,018	24,030
	Restaurant Brands International, Inc. (QSR CN)	11,748	868,875
	Restaurant Brands International, Inc. (QSR US)	16,446	1,217,333
	Richelieu Hardware Ltd.	15,517	392,505

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Rogers Communications, Inc. (RCI US), Class B	64,547	$2,184,916
	Rogers Communications, Inc. (RCIB CN), Class B	9,906	335,370
#	Rogers Sugar, Inc.	48,078	239,044
	Royal Bank of Canada (RY CN)	72,395	15,152,418
	Royal Bank of Canada (RY US)	52,127	10,921,128
#	Russel Metals, Inc.	21,780	1,044,993
*	Sangoma Technologies Corp.	5,900	22,938
	Saputo, Inc.	57,293	1,611,487
*	Saturn Oil & Gas, Inc.	47,521	180,341
	Savaria Corp.	17,436	362,190
#*	Seabridge Gold, Inc. SA US	22	568
#*	Seabridge Gold, Inc. SEA CN	4,791	123,513
#	Secure Waste Infrastructure Corp.	95,708	1,649,467
*	Shopify, Inc. (SHOP US), Class A	11,068	1,296,616
#	Sienna Senior Living, Inc.	21,062	334,895
*	SNDL, Inc.	5,618	6,910
*	Source Energy Services Ltd.	6,300	51,906
	South Bow Corp. SOBO CN	2,386	88,472
	South Bow Corp. SOBO US	63,007	2,337,560
*	Spartan Delta Corp.	22,837	193,858
	Sprott, Inc. (SII CN)	1,989	204,426
#	Sprott, Inc. (SII US)	2,253	232,082
*	SSR Mining, Inc. (SSRM CN)	72,417	1,851,429
	Stantec, Inc. (STN CN)	10,022	707,263
	Stantec, Inc. (STN US)	11,731	826,918
	Stella-Jones, Inc.	17,183	947,985
	StorageVault Canada, Inc.	35,354	121,054
	Strathcona Resources Ltd.	11,651	353,405
	Sun Life Financial, Inc. (SLF CN)	43,833	3,636,777
	Sun Life Financial, Inc. (SLF US)	10	830
	Suncor Energy, Inc. (SU CN)	29,216	1,961,964
		Shares	Value»
CANADA — (Continued)
	Suncor Energy, Inc. (SU US)	169,953	$11,434,438
	Superior Plus Corp.	56,821	323,452
	Surge Energy, Inc.	45,187	333,623
	Sylogist Ltd.	6,800	16,007
#*	Talon Metals Corp.	9,200	33,011
	Tamarack Valley Energy Ltd.	186,431	1,783,386
	TC Energy Corp. (TRP US)	40,678	2,742,918
	Teck Resources Ltd. (TECK US), Class B	67,059	4,039,634
	Teck Resources Ltd. (TECKB CN), Class B	61	3,671
	TELUS Corp.	15,305	146,079
*	TerrAscend Corp.	35,821	17,887
#	TerraVest Industries, Inc.	4,294	349,897
	TFI International, Inc. (TFII CN)	6,534	882,744
	TFI International, Inc. (TFII US)	7,298	985,376
	Thomson Reuters Corp.	4,133	405,571
#*	Tidewater Midstream & Infrastructure Ltd.	3,400	47,780
#*	Tilray Brands, Inc.	34,437	156,344
	Timbercreek Financial Corp.	23,419	101,070
	TMX Group Ltd.	34,959	1,277,811
	Topaz Energy Corp.	29,771	672,149
	Torex Gold Resources, Inc.	39,327	1,513,494
	Toromont Industries Ltd.	15,937	2,397,286
	Toronto-Dominion Bank (TD CN)	41,945	5,027,954
	Toronto-Dominion Bank (TD US)	65,401	7,842,888
	Total Energy Services, Inc.	14,698	247,754
	Tourmaline Oil Corp.	66,786	2,949,482
	TransAlta Corp.	94,689	1,185,137
#*	Transat AT, Inc.	7,600	12,252
	Transcontinental, Inc., Class A	7,717	29,396
#*	Trekor Metals Ltd. TKO CN	39,127	264,038
	Trican Well Service Ltd.	98,126	414,385
	Triple Flag Precious Metals Corp. (TFPM US)	11,476	330,178

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Trisura Group Ltd. (TRRSF US)	242	$7,325
*	Trisura Group Ltd. (TSU CN)	11,547	343,142
*	Valeura Energy, Inc.	35,216	314,516
#*	Valor Gold Corp. VGC CN	2,448	5,798
	Vecima Networks, Inc.	3,700	34,246
	Velan, Inc.	900	11,685
#	Vermilion Energy, Inc. (VET CN)	9,574	113,916
	Vermilion Energy, Inc. (VET US)	32,061	382,167
	VersaBank (VBNK CN)	2,000	38,592
	VersaBank (VBNK US)	2,582	49,936
*	Vitalhub Corp.	6,390	31,179
	Wajax Corp.	9,255	214,235
	Wall Financial Corp.	200	2,769
	Waste Connections, Inc. (WCN CN)	2,961	496,069
	Waste Connections, Inc. (WCN US)	9,835	1,646,128
#*	Well Health Technologies Corp.	53,818	155,098
*	Wesdome Gold Mines Ltd.	58,768	1,090,385
	West Fraser Timber Co. Ltd. (WFG CN)	8,795	569,540
	West Fraser Timber Co. Ltd. (WFG US)	7,824	507,382
*	Western Forest Products, Inc.	4,052	52,259
	Westshore Terminals Investment Corp.	8,532	244,058
	Wheaton Precious Metals Corp. (WPM US)	7,423	809,330
	Whitecap Resources, Inc. WCP CN	327,497	3,864,038
	Whitecap Resources, Inc. WCPRF US	87,045	1,027,131
	Winpak Ltd.	7,368	231,102
	WSP Global, Inc.	12,651	1,545,627
*	Yangarra Resources Ltd.	39,182	38,851
	Yellow Pages Ltd.	3,319	30,991
TOTAL CANADA			413,465,060
CHILE — (0.1%)
	Administradora de Fondos de Pensiones Habitat SA	24,930	35,877
		Shares	Value»
CHILE — (Continued)
	Aguas Andinas SA, Class A	571,693	$208,755
	Banco de Chile (BCH US), ADR	4,478	185,158
	Banco de Chile (CHILE CI)	1,442,844	300,611
	Banco de Credito e Inversiones SA	7,406	532,897
	Banco Itau Chile SA	9,767	220,604
	Banco Santander Chile (BSAC US), ADR	600	20,766
	Banco Santander Chile (BSAN CI)	2,316,770	201,812
	Besalco SA	135,131	162,782
	BICECORP SA	464,913	200,516
*	CAP SA	23,985	152,952
	Cencosud SA	125,627	264,144
	Cencosud Shopping SA	77,297	194,126
	Cia Cervecerias Unidas SA (CCU CI)	23,852	138,148
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	3,170	36,423
	Cia Sud Americana de Vapores SA	3,353,894	173,151
	Colbun SA	893,004	133,497
	Embotelladora Andina SA, ADR, Class B	5,895	177,145
	Empresa Nacional de Telecomunicaciones SA	35,541	138,762
	Empresas CMPC SA	209,212	237,396
	Empresas Copec SA	32,357	220,992
	Enel Americas SA (ENELAM CI)	451,230	42,704
	Enel Chile SA (ENELCHIL CI)	2,708,750	238,871
#	Enel Chile SA (ENIC US), ADR	14,753	65,503
	Engie Energia Chile SA	161,922	320,796
	Falabella SA	30,901	206,594
	Forus SA	13,373	26,954
	Inversiones La Construccion SA	11,327	264,368
	Latam Airlines Group SA LTM CI	13,714,446	364,932
#	Latam Airlines Group SA LTM US, ADR	1,022	53,921
	Multiexport Foods SA	25,298	7,483
	Parque Arauco SA	142,747	605,379
	PAZ Corp. SA	29,524	25,765
	Plaza SA	56,571	229,381

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Ripley Corp. SA	226,313	$92,984
	Salfacorp SA	260,280	341,534
	Sigdo Koppers SA	12,552	22,206
	SMU SA	1,020,948	139,951
	Sociedad Matriz SAAM SA	1,592,635	230,275
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,203	348,913
*	Socovesa SA	119,860	17,779
	SONDA SA	190,611	64,067
	Veolia Inversiones Aguas del Gran Santiago Ltda	131,899	134,772
	Vina Concha y Toro SA	60,021	54,485
TOTAL CHILE			7,836,131
CHINA — (7.0%)
	360 Security Technology, Inc., Class A	23,200	32,117
	361 Degrees International Ltd.	364,000	216,923
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	35,400	104,134
Ω	3SBio, Inc.	775,000	1,655,060
*	5100 Xizang Glacier Co. Ltd.	445,000	24,128
*	5I5J Holding Group Co. Ltd., Class A	67,400	22,483
	AAC Technologies Holdings, Inc.	248,000	1,218,619
*	Accelink Technologies Co. Ltd., Class A	3,000	71,735
*	ADAMA Ltd., Class A	18,100	14,277
*	Addsino Co. Ltd., Class A	21,000	44,025
#*	Adicon Holdings Ltd.	28,500	11,934
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,187	60,394
	Advanced Technology & Materials Co. Ltd., Class A	24,500	57,293
*	AECC Aero Science & Technology Co. Ltd., Class A	8,300	34,015
	AECC Aero-Engine Control Co. Ltd., Class A	14,700	39,399
		Shares	Value»
CHINA — (Continued)
	AECC Aviation Power Co. Ltd., Class A	4,100	$21,049
	Aerospace Hi-Tech Holdings Group Ltd., Class A	17,000	35,518
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	28,100	56,562
*	Agora, Inc., ADR	14,550	58,200
	Agricultural Bank of China Ltd., Class H	1,878,000	1,509,873
	Aier Eye Hospital Group Co. Ltd., Class A	87,727	118,005
#*	AIM Vaccine Co. Ltd., Class H	49,800	9,112
*	Air China Ltd., Class H	372,000	201,691
*	Aisino Corp., Class A	25,500	26,427
	Ajisen China Holdings Ltd.	255,000	26,699
Ω	AK Medical Holdings Ltd.	222,000	156,350
*Ω	Akeso, Inc.	4,000	47,927
	Alibaba Group Holding Ltd. (9988 HK)	1,117,600	17,024,840
*	Alibaba Health Information Technology Ltd.	354,000	162,529
Ω	A-Living Smart City Services Co. Ltd., Class H	205,250	47,326
	Allmed Medical Products Co. Ltd., Class A	16,300	22,274
*Ω	Alphamab Oncology	62,000	58,992
	Aluminum Corp. of China Ltd., Class H	1,384,000	1,507,024
	Amlogic Shanghai Co. Ltd., Class A	2,403	34,666
	Amoy Diagnostics Co. Ltd., Class A	13,520	34,945
	Amrita Global Development Ltd.	138,000	10,558
	An Hui Wenergy Co. Ltd., Class A	26,300	31,092
	Andon Health Co. Ltd., Class A	5,000	50,661
#*	Angang Steel Co. Ltd., Class H	278,800	43,704
	Angel Yeast Co. Ltd., Class A	8,472	52,648
Ω	Angelalign Technology, Inc.	7,000	71,280

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Anfu Battery Technology Co. Ltd., Class A	9,200	$50,974
	Anhui Anke Biotechnology Group Co. Ltd., Class A	53,516	65,457
	Anhui Conch Cement Co. Ltd., Class H	211,500	498,318
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	43,947
#	Anhui Expressway Co. Ltd., Class H	114,000	227,280
	Anhui Guangxin Agrochemical Co. Ltd., Class A	21,836	34,532
	Anhui Gujing Distillery Co. Ltd., Class A	2,900	40,747
*	Anhui Guofeng New Materials Co. Ltd., Class A	13,800	16,988
	Anhui Heli Co. Ltd., Class A	28,000	75,702
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	34,992
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	27,840	84,183
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,300	11,070
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	3,700	14,400
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	81,000	59,583
	Anhui Jinhe Industrial Co. Ltd., Class A	13,800	42,996
	Anhui Kouzi Distillery Co. Ltd., Class A	15,600	48,139
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	26,900	25,913
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	13,650
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,000	10,692
		Shares	Value»
CHINA — (Continued)
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	$47,620
	Anhui Yingjiagongjiu Co. Ltd., Class A	16,600	95,579
	Anhui Yingliu Electromechanical Co. Ltd., Class A	13,200	83,717
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	28,500	72,821
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,085	73,170
	Anjoy Foods Group Co. Ltd., Class A	3,300	43,907
	Anker Innovations Technology Co. Ltd., Class A	5,200	94,039
	Anshan Hifichem Co. Ltd., Class A	5,300	7,746
	ANTA Sports Products Ltd.	372,200	3,745,975
*Ω	Antengene Corp. Ltd.	7,000	3,516
	Anton Oilfield Services Group	806,000	83,398
	Aoshikang Technology Co. Ltd., Class A	9,200	53,723
	Aotecar New Energy Technology Group Co. Ltd., Class A	74,400	28,196
*	Aowei Holdings Ltd.	114,000	2,151
	Apeloa Pharmaceutical Co. Ltd., Class A	33,400	100,099
*	ApicHope Pharmaceutical Group Co. Ltd.	6,300	32,934
*	Appotronics Corp. Ltd., Class A	10,613	16,206
	APT Medical, Inc., Class A	974	32,813
*	Arctech Solar Holding Co. Ltd., Class A	4,879	19,527
	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	9,200	70,623
	Asia Cement China Holdings Corp.	200,500	43,255
#Ω	AsiaInfo Technologies Ltd.	118,000	68,493

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	22,200	$28,276
	Asymchem Laboratories Tianjin Co. Ltd., Class A	1,720	38,877
	Aurisco Pharmaceutical Co. Ltd., Class A	9,600	27,726
*	AustAsia Group Ltd.	81,172	20,493
	Autel Intelligent Technology Corp. Ltd., Class A	18,625	80,858
	Autobio Diagnostics Co. Ltd., Class A	15,600	76,511
#	Autohome, Inc., ADR	13,950	323,919
*	Autostreets Development Ltd.	58,200	11,208
	Avary Holding Shenzhen Co. Ltd., Class A	15,900	191,936
	AviChina Industry & Technology Co. Ltd., Class H	610,000	234,364
	Avicopter PLC, Class A	3,800	15,133
	Bafang Electric Suzhou Co. Ltd., Class A	6,300	23,869
*	BAIC Foton Motor Co. Ltd., Class A	242,300	113,057
#*Ω	BAIC Motor Corp. Ltd., Class H	709,500	78,799
*	Baidu, Inc. (9888 HK), Class A	327,650	4,538,804
#*	Baidu, Inc. (BIDU US), Sponsored ADR	9,617	1,068,545
	Baimtec Material Co. Ltd., Class A	2,755	21,040
Ω	BAIOO Family Interactive Ltd.	152,000	6,797
*Ω	Bairong, Inc.	23,500	15,282
*	Baiyin Nonferrous Group Co. Ltd., Class A	127,300	93,945
	Bank of Beijing Co. Ltd., Class A	130,000	100,570
	Bank of Changsha Co. Ltd., Class A	65,800	92,959
	Bank of Chengdu Co. Ltd., Class A	68,000	186,472
	Bank of China Ltd., Class H	5,292,000	3,712,363
	Bank of Chongqing Co. Ltd., Class H	268,500	293,005
		Shares	Value»
CHINA — (Continued)
	Bank of Communications Co. Ltd., Class H	745,000	$717,789
*	Bank of Gansu Co. Ltd., Class H	344,000	10,177
	Bank of Guiyang Co. Ltd., Class A	27,800	23,808
	Bank of Hangzhou Co. Ltd., Class A	78,200	190,712
	Bank of Jiangsu Co. Ltd., Class A	192,400	337,207
	Bank of Nanjing Co. Ltd., Class A	100,600	173,344
	Bank of Ningbo Co. Ltd., Class A	74,470	351,832
Ω	Bank of Qingdao Co. Ltd., Class H	341,500	212,251
	Bank of Shanghai Co. Ltd., Class A	89,793	125,735
	Bank of Suzhou Co. Ltd., Class A	71,194	89,641
	Bank of Tianjin Co. Ltd., Class H	44,500	12,024
	Bank of Xi'an Co. Ltd., Class A	107,700	58,587
Ω	Bank of Zhengzhou Co. Ltd., Class H	529,966	62,802
	Baoji Titanium Industry Co. Ltd., Class A	10,300	43,107
	Baoshan Iron & Steel Co. Ltd., Class A	164,400	149,324
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	33,318
*	Baotailong New Materials Co. Ltd., Class A	47,700	18,213
*	Baowu Magnesium Technology Co. Ltd., Class A	13,160	22,673
	Baoye Group Co. Ltd., Class H	78,000	32,237
*	Baozun, Inc. (9991 HK), Class A	12,900	12,534
*	Baozun, Inc. (BZUN US), Sponsored ADR	10,967	31,475
#	BBMG Corp., Class H	477,000	35,948
	BBMG Jidong Cement Group Co. Ltd., Class A	29,908	16,205
	Be Friends Holding Ltd.	270,000	30,255

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bear Electric Appliance Co. Ltd., Class A	5,300	$27,123
#	Beauty Farm Medical & Health Industry, Inc.	3,500	8,414
	Befar Group Co. Ltd., Class A	48,200	44,816
	Beibuwan Port Co. Ltd., Class A	41,700	76,697
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	7,000	13,526
	Beijing Balance Medical Technology Co. Ltd., Class A	1,825	22,215
*	Beijing BDStar Navigation Co. Ltd., Class A	6,400	26,943
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	73,367
*	Beijing Capital International Airport Co. Ltd., Class H	490,000	107,437
	Beijing Career International Co. Ltd., Class A	4,300	12,847
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	26,250	30,431
	Beijing CTJ Information Technology Co. Ltd., Class A	7,100	18,950
	Beijing Dabeinong Technology Group Co. Ltd., Class A	43,900	19,840
	Beijing Dahao Technology Corp. Ltd., Class A	11,040	22,093
	Beijing Easpring Material Technology Co. Ltd., Class A	6,900	42,539
*	Beijing eGOVA Co. Ltd., Class A	11,300	19,059
	Beijing Energy International Holding Co. Ltd.	196,000	20,436
	Beijing Enlight Media Co. Ltd., Class A	21,398	37,755
	Beijing Enterprises Holdings Ltd.	122,500	494,090
	Beijing Enterprises Water Group Ltd.	1,270,000	373,783
		Shares	Value»
CHINA — (Continued)
	Beijing Fengjing Automotive Parts Co. Ltd.	40,800	$19,325
	Beijing Gehua CATV Network Co. Ltd., Class A	1,700	1,780
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	31,468	58,597
*	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	30,249
	Beijing Haohua Energy Resource Co. Ltd., Class A	35,600	62,248
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,670	88,169
	Beijing Jetsen Technology Co. Ltd., Class A	70,230	53,054
	Beijing Jingneng Clean Energy Co. Ltd., Class H	328,000	80,740
*	Beijing Jingyuntong Technology Co. Ltd., Class A	36,200	16,498
*	Beijing Join-Cheer Software Co. Ltd., Class A	22,300	22,853
	Beijing Kingsoft Office Software, Inc., Class A	641	25,689
*	Beijing Leike Defense Technology Co. Ltd., Class A	26,000	30,295
	Beijing New Building Materials PLC, Class A	17,175	49,088
*	Beijing North Star Co. Ltd., Class H	286,000	25,181
	Beijing Oriental Jicheng Co. Ltd., Class A	5,400	16,317
	Beijing Originwater Technology Co. Ltd., Class A	57,219	30,177
	Beijing Roborock Technology Co. Ltd., Class A	1,911	31,545
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	9,900	17,989

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Sanyuan Foods Co. Ltd., Class A	62,200	$42,064
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	13,600	17,745
	Beijing Shiji Information Technology Co. Ltd., Class A	16,900	21,341
	Beijing Shougang Co. Ltd., Class A	123,600	71,206
*	Beijing Shunxin Agriculture Co. Ltd., Class A	11,700	19,406
	Beijing Sifang Automation Co. Ltd., Class A	9,100	51,024
	Beijing Sinnet Technology Co. Ltd., Class A	23,200	46,372
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	20,745
	Beijing Sojo Electric Co. Ltd., Class A	22,300	34,380
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	11,101
	Beijing Strong Biotechnologies, Inc., Class A	13,300	22,920
*	Beijing Thunisoft Corp. Ltd., Class A	18,700	16,276
	Beijing Tiantan Biological Products Corp. Ltd., Class A	34,260	65,159
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	45,000	39,556
	Beijing Tong Ren Tang Co. Ltd., Class A	7,000	27,316
	Beijing Tricolor Technology Co. Ltd., Class A	4,200	56,567
#*	Beijing UBOX Online Technology Corp., Class H	62,500	16,301
	Beijing Ultrapower Software Co. Ltd., Class A	37,000	46,910
*	Beijing United Information Technology Co. Ltd., Class A	18,809	53,785
		Shares	Value»
CHINA — (Continued)
*	Beijing Wandong Medical Technology Co. Ltd., Class A	12,800	$21,489
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	3,800	17,250
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	20,330
	Beijing Yanjing Brewery Co. Ltd., Class A	42,400	81,196
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,600	33,605
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	33,918
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	230,800	175,448
*	Bengang Steel Plates Co. Ltd., Class A	59,800	20,800
*	BeOne Medicines Ltd., Class H	14,800	365,856
*	BeOne Medicines Ltd. (BGNE US), ADR	101	31,917
	Best Pacific International Holdings Ltd.	158,000	47,910
	Bestore Co. Ltd., Class A	11,700	16,531
	Bestsun Energy Co. Ltd., Class A	35,800	18,365
*	Bestway Marine & Energy Technology Co. Ltd., Class A	56,000	51,736
	Bethel Automotive Safety Systems Co. Ltd., Class A	22,914	88,655
	Betta Pharmaceuticals Co. Ltd., Class A	11,600	98,750
*	Better Life Commercial Chain Share Co. Ltd., Class A	1,500	825
	Beyondsoft Corp., Class A	14,200	19,307
*	BGI Genomics Co. Ltd., Class A	3,500	19,783
	Biem.L.Fdlkk Garment Co. Ltd., Class A	19,300	74,351

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Bilibili, Inc. 9626 HK, Class Z	1,400	$26,650
#*	Bilibili, Inc. BILI US, Sponsored ADR	40,015	764,286
#*	BingEx Ltd., ADR	5,431	12,057
	Binjiang Service Group Co. Ltd.	27,500	83,790
	Black Peony Group Co. Ltd., Class A	20,300	18,965
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	2,780	16,487
#Ω	Blue Moon Group Holdings Ltd.	79,000	31,974
*	Blue Sail Medical Co. Ltd., Class A	25,900	22,353
	Bluestar Adisseo Co., Class A	14,700	18,350
Ω	BOC Aviation Ltd.	85,200	839,826
	BOC International China Co. Ltd., Class A	26,000	45,561
*	BOE HC SemiTek Corp., Class A	50,100	76,814
	BOE Technology Group Co. Ltd., Class A	342,100	278,506
#	BOE Varitronix Ltd.	128,000	63,914
*	Bohai Leasing Co. Ltd., Class A	144,400	97,322
	Bosideng International Holdings Ltd.	1,744,000	1,099,038
	BOTH Engineering Technology Co. Ltd., Class A	13,200	46,658
*	Bright Dairy & Food Co. Ltd., Class A	39,100	41,144
*	Bright Real Estate Group Co. Ltd., Class A	48,600	22,267
*	Brii Biosciences Ltd.	25,500	3,053
	Bros Eastern Co. Ltd., Class A	26,700	31,577
*	B-Soft Co. Ltd., Class A	67,555	35,665
	BTG Hotels Group Co. Ltd., Class A	37,000	68,524
*	Burning Rock Biotech Ltd., ADR	509	4,479
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	15,900	31,206
	BXN Holding Co. Ltd., Class A	26,100	15,148
		Shares	Value»
CHINA — (Continued)
	BYD Co. Ltd., Class H	186,000	$2,223,599
#	BYD Electronic International Co. Ltd.	317,500	950,788
	By-health Co. Ltd., Class A	26,600	41,166
*	C C Land Holdings Ltd.	665,499	101,806
#	C&D International Investment Group Ltd.	207,815	407,097
	C&D Property Management Group Co. Ltd.	255,000	84,416
	C&S Paper Co. Ltd., Class A	42,400	46,907
	Caitong Securities Co. Ltd., Class A	27,170	33,715
*Ω	CALB Group Co. Ltd., Class H	48,700	105,141
	Cambricon Technologies Corp. Ltd., Class A	381	62,329
	Camel Group Co. Ltd., Class A	41,308	49,455
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	37,000	23,774
*	Canmax Technologies Co. Ltd., Class A	16,650	133,563
	Canny Elevator Co. Ltd., Class A	15,300	12,059
*Ω	CanSino Biologics, Inc., Class H	15,600	46,272
	Castech, Inc., Class A	8,250	59,845
	Cathay Biotech, Inc., Class A	4,185	28,201
	CCCC Design & Consulting Group Co. Ltd., Class A	20,800	16,334
	CECEP Solar Energy Co. Ltd., Class A	68,300	45,841
	CECEP Wind-Power Corp., Class A	164,120	85,940
	Central China Land Media Co. Ltd., Class A	25,200	47,729
	Central China Securities Co. Ltd., Class H	296,000	65,343
	CETC Cyberspace Security Technology Co. Ltd., Class A	12,200	26,318

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CETC Digital Technology Co. Ltd., Class A	8,136	$18,941
	CGN New Energy Holdings Co. Ltd.	800,000	237,970
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	21,522
Ω	CGN Power Co. Ltd., Class H	871,000	321,177
	Changbai Mountain Tourism Co. Ltd., Class A	8,500	49,383
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	16,249
	Changchun High-Tech Industry Group Co. Ltd., Class A	2,500	30,018
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	64,200	31,307
	Changjiang Publishing & Media Co. Ltd., Class A	28,100	34,117
	Changjiang Securities Co. Ltd., Class A	53,700	68,430
	Changzheng Engineering Technology Co. Ltd., Class A	8,600	27,467
	Changzhou Qianhong Biopharma Co. Ltd., Class A	23,800	23,937
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,500	51,395
	Chaoju Eye Care Holdings Ltd.	32,000	10,741
	Chaowei Power Holdings Ltd.	249,000	42,585
	Chaozhou Three-Circle Group Co. Ltd., Class A	6,000	98,292
Ω	Cheerwin Group Ltd.	160,500	45,627
*	Chen Lin Education Group Holdings Ltd.	34,000	4,522
	Cheng De Lolo Co. Ltd., Class A	35,400	47,216
		Shares	Value»
CHINA — (Continued)
*	Chengdu B-Ray Media Co. Ltd., Class A	25,900	$15,182
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	27,333
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	24,487
	Chengdu Guibao Science & Technology Co. Ltd., Class A	9,100	19,453
	Chengdu Haoneng Technology Co. Ltd., Class A	33,500	46,941
	Chengdu Hi-tech Development Co. Ltd., Class A	2,900	15,738
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	20,474
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	28,952	92,433
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,350	16,106
	Chengdu Leejun Industrial Co. Ltd., Class A	21,700	25,100
	Chengdu Wintrue Holding Co. Ltd., Class A	40,800	72,764
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	36,527
	Chenguang Biotech Group Co. Ltd., Class A	14,900	25,676
*	Chengxin Lithium Group Co. Ltd., Class A	10,400	43,394
#	Chervon Holdings Ltd.	29,400	71,399
	Chifeng Jilong Gold Mining Group Ltd., Class A	13,200	77,743
*	China Aerospace International Holdings Ltd.	690,000	42,714

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Agriculture Development Seed Group Co. Ltd., Class A	28,400	$23,723
	China Aircraft Leasing Group Holdings Ltd.	89,059	40,385
	China Animal Husbandry Industry Co. Ltd., Class A	31,700	30,706
	China Automotive Engineering Research Institute Co. Ltd., Class A	25,700	55,901
	China Baoan Group Co. Ltd., Class A	17,600	20,515
	China Bester Group Telecom Co. Ltd., Class A	10,400	28,077
	China BlueChemical Ltd., Class H	498,000	134,479
*Ω	China Bohai Bank Co. Ltd., Class H	891,500	92,063
*	China Boton Group Co. Ltd.	118,000	39,817
	China CAMC Engineering Co. Ltd., Class A	30,400	40,914
#	China Cinda Asset Management Co. Ltd., Class H	3,062,000	387,175
	China CITIC Bank Corp. Ltd., Class H	1,222,000	1,204,927
	China Coal Energy Co. Ltd., Class H	726,000	995,072
	China Coal Xinji Energy Co. Ltd., Class A	53,100	77,008
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	0
	China Communications Services Corp. Ltd., Class H	650,000	353,801
*	China Conch Environment Protection Holdings Ltd.	434,000	14,925
	China Conch Venture Holdings Ltd.	312,000	350,452
	China Construction Bank Corp., Class H	7,661,000	8,989,616
	China CSSC Holdings Ltd., Class A	4,300	22,415
		Shares	Value»
CHINA — (Continued)
	China CYTS Tours Holding Co. Ltd., Class A	20,900	$22,303
	China Datang Corp. Renewable Power Co. Ltd., Class H	496,000	80,946
*	China Daye Non-Ferrous Metals Mining Ltd.	438,000	5,074
	China Design Group Co. Ltd., Class A	23,280	18,376
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	718,000	130,127
#*††	China Dili Group	715,599	0
	China Dongxiang Group Co. Ltd.	901,000	32,223
Ω	China East Education Holdings Ltd.	155,500	90,096
*	China Eastern Airlines Corp. Ltd., Class H	330,000	137,421
#*	China Education Group Holdings Ltd.	306,009	74,253
	China Electronics Huada Technology Co. Ltd.	340,000	38,970
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	15,709
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	628,000	88,158
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	439,823	169,459
	China Everbright Bank Co. Ltd., Class H	406,000	165,130
	China Everbright Environment Group Ltd.	522,111	340,003
#	China Everbright Ltd.	40,000	29,778
*	China Express Airlines Co. Ltd., Class A	38,000	37,346
Ω	China Feihe Ltd.	957,000	401,738
	China Film Group Co. Ltd., Class A	18,541	34,279
*	China First Heavy Industries Co. Ltd., Class A	56,700	25,943
	China Foods Ltd.	258,000	113,552

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Galaxy Securities Co. Ltd., Class H	747,500	$725,970
	China Gas Holdings Ltd.	860,861	671,460
	China Gold International Resources Corp. Ltd. (2099 HK)	17,900	404,114
#	China Gold International Resources Corp. Ltd. (CGG CN)	94,140	2,079,091
	China Great Wall Securities Co. Ltd., Class A	32,700	40,267
*	China Greatwall Technology Group Co. Ltd., Class A	4,500	9,152
*	China Hainan Rubber Industry Group Co. Ltd., Class A	36,100	26,532
	China Haisum Engineering Co. Ltd., Class A	11,520	12,065
*	China Harmony Auto Holding Ltd.	33,000	2,570
*	China High Speed Transmission Equipment Group Co. Ltd.	52,000	7,582
	China Hongqiao Group Ltd.	965,000	3,036,528
#††	China Huiyuan Juice Group Ltd.	269,535	12,050
*	China Industrial Securities International Financial Group Ltd.	96,000	6,111
Ω	China International Capital Corp. Ltd., Class H	369,600	1,019,338
	China International Marine Containers Group Co. Ltd., Class H	298,200	287,968
	China Isotope & Radiation Corp., Class H	11,600	23,970
	China Jinmao Holdings Group Ltd.	1,641,078	288,590
	China Jushi Co. Ltd., Class A	13,800	77,139
		Shares	Value»
CHINA — (Continued)
	China Kings Resources Group Co. Ltd., Class A	19,496	$46,276
	China Leadshine Technology Co. Ltd., Class A	8,300	70,462
	China Lesso Group Holdings Ltd.	254,000	130,995
	China Life Insurance Co. Ltd., Class H	308,000	1,146,666
	China Lilang Ltd.	135,000	59,600
*Ω	China Literature Ltd.	76,200	196,788
	China Longyuan Power Group Corp. Ltd., Class H	308,000	226,613
	China Medical System Holdings Ltd.	282,000	429,705
	China Meheco Group Co. Ltd., Class A	34,840	49,354
	China Meidong Auto Holdings Ltd.	278,000	13,958
	China Mengniu Dairy Co. Ltd.	648,000	1,563,512
	China Merchants Bank Co. Ltd., Class H	593,500	3,850,673
	China Merchants Energy Shipping Co. Ltd., Class A	109,220	270,706
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	11,700	17,529
	China Merchants Port Holdings Co. Ltd.	313,993	613,189
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	30,943
Ω	China Merchants Securities Co. Ltd., Class H	96,420	179,387
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,600	33,593
	China Minsheng Banking Corp. Ltd., Class H	1,204,900	557,509
#*	China Modern Dairy Holdings Ltd.	826,000	155,991
	China National Accord Medicines Corp. Ltd., Class A	14,443	44,971

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China National Building Material Co. Ltd., Class H	837,141	$397,337
	China National Chemical Engineering Co. Ltd., Class A	55,700	64,675
	China National Electric Apparatus Research Institute Co. Ltd., Class A	6,835	22,578
	China National Gold Group Gold Jewellery Co. Ltd., Class A	37,300	42,456
	China National Medicines Corp. Ltd., Class A	10,000	41,937
	China National Nuclear Power Co. Ltd., Class A	285,772	383,513
*Ω	China New Higher Education Group Ltd.	354,064	25,749
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	57,900	51,299
	China Nonferrous Mining Corp. Ltd.	524,000	988,828
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	8,900	52,419
*	China Oil & Gas Group Ltd.	1,408,000	22,634
	China Oilfield Services Ltd., Class H	492,000	446,209
#	China Overseas Grand Oceans Group Ltd.	526,283	164,427
	China Overseas Land & Investment Ltd.	577,000	992,428
	China Overseas Property Holdings Ltd.	560,000	245,719
	China Pacific Insurance Group Co. Ltd., Class H	721,000	2,814,114
	China Petroleum & Chemical Corp., Class H	3,940,000	2,226,599
	China Petroleum Engineering Corp., Class A	86,700	43,871
		Shares	Value»
CHINA — (Continued)
#	China Power International Development Ltd.	645,999	$233,791
*††	China Properties Investment Holdings Ltd.	81,000	0
	China Publishing & Media Co. Ltd., Class A	46,100	36,965
	China Qinfa Group Ltd.	368,000	78,272
#	China Railway Group Ltd., Class H	709,000	326,419
	China Railway Hi-tech Industry Co. Ltd., Class A	33,300	36,036
	China Railway Materials Co. Ltd., Class A	100,200	37,378
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	364,000	156,143
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	30,211
*††	China Rare Earth Holdings Ltd.	768,399	12,835
*	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	20,564
	China Reinsurance Group Corp., Class H	2,078,000	363,232
*Ω	China Renaissance Holdings Ltd.	42,700	16,893
*	China Resource & Environment Co. Ltd., Class A	33,600	15,372
	China Resources Beer Holdings Co. Ltd.	308,307	930,218
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	12,200	28,230
#	China Resources Building Materials Technology Holdings Ltd.	640,000	91,313
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	32,900	79,329
	China Resources Gas Group Ltd.	292,600	624,141

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	$66,025
	China Resources Land Ltd.	844,500	3,572,756
#	China Resources Medical Holdings Co. Ltd.	257,000	83,217
Ω	China Resources Mixc Lifestyle Services Ltd.	192,800	980,589
Ω	China Resources Pharmaceutical Group Ltd.	523,500	323,959
#	China Resources Power Holdings Co. Ltd.	230,690	568,347
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	14,019	53,660
#	China Risun Group Ltd.	311,000	73,667
*	China Ruifeng Renewable Energy Holdings Ltd.	180,000	13,989
#*	China Ruyi Holdings Ltd.	2,960,000	543,918
	China Sanjiang Fine Chemicals Co. Ltd.	234,000	85,904
	China Science Publishing & Media Ltd., Class A	5,800	16,996
#*	China Shanshui Cement Group Ltd.	204,000	6,264
	China Shenhua Energy Co. Ltd., Class H	648,500	3,592,609
	China Shineway Pharmaceutical Group Ltd.	93,000	96,526
*	China Silver Group Ltd.	284,000	9,290
*	China Southern Airlines Co. Ltd., Class H	384,000	171,521
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	64,500	52,878
	China Southern Power Grid Technology Co. Ltd., Class A	4,818	29,937
		Shares	Value»
CHINA — (Continued)
	China State Construction Development Holdings Ltd.	224,000	$18,855
	China State Construction Engineering Corp. Ltd., Class A	137,929	96,094
#	China State Construction International Holdings Ltd.	346,000	379,551
*	China Sunshine Paper Holdings Co. Ltd.	260,000	33,075
#	China Suntien Green Energy Corp. Ltd., Class H	395,000	165,905
	China Taiping Insurance Holdings Co. Ltd.	546,800	1,534,144
	China Testing & Certification International Group Co. Ltd., Class A	15,338	12,259
	China Tianying, Inc., Class A	48,700	36,213
#	China Tobacco International HK Co. Ltd.	82,000	252,465
Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	10,500	72,022
Ω	China Tower Corp. Ltd., Class H	1,203,800	1,538,840
#	China Traditional Chinese Medicine Holdings Co. Ltd.	974,000	178,779
	China TransInfo Technology Co. Ltd., Class A	33,600	39,531
	China Travel International Investment Hong Kong Ltd.	320,000	49,011
	China Tungsten & Hightech Materials Co. Ltd., Class A	30,150	221,034
*	China Union Holdings Ltd., Class A	30,600	17,726
	China Vered Financial Holding Corp. Ltd.	219,000	27,418
	China Wafer Level CSP Co. Ltd., Class A	5,400	23,201

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Water Affairs Group Ltd.	178,000	$106,030
*	China West Construction Group Co. Ltd., Class A	32,100	22,010
	China World Trade Center Co. Ltd., Class A	7,100	20,205
	China XD Electric Co. Ltd., Class A	64,800	128,107
	China XLX Fertiliser Ltd.	230,000	268,922
	China Yangtze Power Co. Ltd., Class A	66,500	286,677
	China Yongda Automobiles Services Holdings Ltd.	334,000	36,997
#*Ω	China Youran Dairy Group Ltd.	598,000	326,089
*Ω	China Yuhua Education Corp. Ltd.	828,000	38,668
	China Zhenhua Group Science & Technology Co. Ltd., Class A	8,500	51,553
	China Zheshang Bank Co. Ltd., Class H	663,000	202,131
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	17,471
#	Chinasoft International Ltd.	674,000	338,903
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	11,100	12,680
	Chongqing Brewery Co. Ltd., Class A	4,200	28,946
	Chongqing Changan Automobile Co. Ltd., Class A	32,594	38,021
	Chongqing Chongbai Technology Group Co. Ltd., Class A	11,000	34,612
	Chongqing Chuanyi Automation Co. Ltd., Class A	13,260	36,133
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	49,455	71,961
		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	20,760	$37,502
	Chongqing Gas Group Corp. Ltd., Class A	23,600	17,107
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	112,845
	Chongqing Port Co. Ltd., Class A	29,300	18,402
	Chongqing Road & Bridge Co. Ltd., Class A	39,700	25,703
	Chongqing Rural Commercial Bank Co. Ltd., Class H	587,000	491,334
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	54,700	68,309
*	Chongqing Taiji Industry Group Co. Ltd., Class A	24,100	56,338
*	Chongqing Zhifei Biological Products Co. Ltd., Class A	21,250	41,034
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,700	87,883
	Chow Tai Fook Jewellery Group Ltd.	560,600	882,923
	Chow Tai Seng Jewellery Co. Ltd., Class A	24,200	46,302
*	CIFI Holdings Group Co. Ltd.	2,496,000	12,397
	CIG Shanghai Co. Ltd., Class A	5,800	111,846
	CIMC Enric Holdings Ltd.	266,000	263,982
*	Cinda Real Estate Co. Ltd., Class A	57,200	21,878
	Cisen Pharmaceutical Co. Ltd., Class A	20,900	43,640
*	CITIC Guoan Information Industry Co. Ltd., Class A	108,400	44,595
	CITIC Heavy Industries Co. Ltd., Class A	43,000	29,798
	CITIC Ltd.	751,000	1,182,094
	CITIC Press Corp., Class A	4,500	17,719
*	CITIC Resources Holdings Ltd.	764,000	44,834

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CITIC Securities Co. Ltd., Class H	135,475	$472,927
	City Development Environment Co. Ltd., Class A	24,900	47,731
#*	CMGE Technology Group Ltd.	858,000	20,776
	CMOC Group Ltd., Class H	930,000	2,004,360
	CMST Development Co. Ltd., Class A	63,900	44,585
	CNGR Advanced Material Co. Ltd., Class A	7,810	47,075
*	CNNC International Ltd.	27,000	13,823
	CNOOC Energy Technology & Services Ltd., Class A	105,600	61,094
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,500	30,804
*	COFCO Biotechnology Co. Ltd., Class A	32,100	22,523
	COFCO Capital Holdings Co. Ltd., Class A	20,600	28,274
#*	COFCO Joycome Foods Ltd.	662,000	94,541
	COFCO Sugar Holding Co. Ltd., Class A	41,100	76,412
	Cofoe Medical Technology Co. Ltd., Class A	6,200	49,140
	Comba Telecom Systems Holdings Ltd.	400,000	40,285
#	Concord New Energy Group Ltd.	1,520,000	68,826
	Consun Pharmaceutical Group Ltd.	165,000	288,406
*	Contec Medical Systems Co. Ltd., Class A	10,100	16,467
	Contemporary Amperex Technology Co. Ltd., Class A	25,160	1,474,998
	Continental Aerospace Technologies Holding Ltd.	1,578,866	89,729
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Development Co. Ltd., Class H	672,000	$79,797
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	418,000	739,183
	COSCO SHIPPING Holdings Co. Ltd., Class H	790,300	1,589,861
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	170,838
	COSCO SHIPPING Ports Ltd.	275,266	187,120
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	97,100	162,597
	COSCO SHIPPING Technology Co. Ltd., Class A	11,500	20,833
*	Cosonic Intelligent Technologies Co. Ltd., Class A	9,300	15,163
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	43,826
	CRRC Corp. Ltd., Class H	902,000	605,293
Ω	CSC Financial Co. Ltd., Class H	127,500	191,807
	CSG Holding Co. Ltd., Class A	62,295	36,259
	CSPC Pharmaceutical Group Ltd.	3,058,800	3,346,067
	CSSC Hong Kong Shipping Co. Ltd.	478,000	134,309
*	CSSC Science & Technology Co. Ltd., Class A	9,800	13,202
	CTS International Logistics Corp. Ltd., Class A	45,970	36,513
*	CWT International Ltd.	1,480,000	37,066
*	Cybrid Technologies, Inc., Class A	9,700	15,445
*	Daan Gene Co. Ltd., Class A	28,900	23,331
*	Daheng New Epoch Technology, Inc., Class A	9,600	14,253
	Dajin Heavy Industry Co. Ltd., Class A	7,900	46,173

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	$36,390
#*	Dalipal Holdings Ltd.	118,000	49,693
*	Damai Entertainment Holdings Ltd.	590,000	39,084
	Daqin Railway Co. Ltd., Class A	85,065	62,652
	Dashang Co. Ltd., Class A	6,921	15,092
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	15,136	42,287
#	Datang International Power Generation Co. Ltd., Class H	496,000	159,588
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	18,684
	DBG Technology Co. Ltd., Class A	20,700	57,292
	DeHua TB New Decoration Materials Co. Ltd., Class A	24,400	47,617
*	Dezhan Healthcare Co. Ltd., Class A	66,100	32,341
	DHC Software Co. Ltd., Class A	37,500	40,213
	Dian Diagnostics Group Co. Ltd., Class A	15,300	41,301
	Digital China Group Co. Ltd., Class A	15,960	56,962
	Digital China Holdings Ltd.	163,000	38,136
	Digital China Information Service Group Co. Ltd., Class A	17,600	29,066
	Do-Fluoride New Materials Co. Ltd., Class A	15,920	73,868
	Dong-E-E-Jiao Co. Ltd., Class A	6,600	53,399
	Dongfang Electric Corp. Ltd., Class H	84,200	230,792
	Dongfang Electronics Co. Ltd., Class A	43,300	76,830
	Dongfeng Electronic Technology Co. Ltd., Class A	11,900	17,572
	Dongguan Aohai Technology Co. Ltd., Class A	4,800	24,417
		Shares	Value»
CHINA — (Continued)
	Dongguan Development Holdings Co. Ltd., Class A	26,300	$39,560
	Dongguan Rural Commercial Bank Co. Ltd., Class H	22,000	9,373
	Dongguan Yutong Optical Technology Co. Ltd., Class A	9,100	22,370
	Donghua Testing Technology Co. Ltd., Class A	4,000	16,975
	Dongxing Securities Co. Ltd., Class A	45,600	93,395
	Dongyue Group Ltd.	532,000	803,462
	Double Medical Technology, Inc., Class A	3,500	22,427
*	DouYu International Holdings Ltd., ADR	8,651	39,621
*	DPC Dash Ltd.	21,500	109,016
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	90,320
*	Dynasty Digital Holdings Ltd.	250,000	20,098
	Eaglerise Electric & Electronic China Co. Ltd., Class A	9,700	33,994
*	Easou Technology Holdings Ltd.	37,000	9,772
	East Group Co. Ltd., Class A	24,700	17,122
	East Money Information Co. Ltd., Class A	25,927	77,415
	Eastcompeace Technology Co. Ltd., Class A	15,200	30,598
	E-Commodities Holdings Ltd.	660,000	53,877
	Ecovacs Robotics Co. Ltd., Class A	4,100	36,881
	Edan Instruments, Inc., Class A	23,100	40,125
*Ω	Edding Genor Group Holdings Ltd.	68,000	14,371
	Edifier Technology Co. Ltd., Class A	26,900	41,422
#	EEKA Fashion Holdings Ltd.	116,500	78,977
	EIT Environmental Development Group Co. Ltd., Class A	18,300	41,404

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Electric Connector Technology Co. Ltd., Class A	5,100	$27,540
*††	Elion Energy Co. Ltd., Class A	92,870	963
	ENN Energy Holdings Ltd.	42,000	251,325
	ENN Natural Gas Co. Ltd., Class A	28,500	75,168
	Eoptolink Technology, Inc. Ltd., Class A	9,408	551,569
	Era Co. Ltd., Class A	31,300	17,765
	Essex Bio-technology Ltd.	129,000	40,173
*	Eternal Asia Supply Chain Management Ltd., Class A	75,600	51,677
	EVA Precision Industrial Holdings Ltd.	414,000	42,193
	Eve Energy Co. Ltd., Class A	9,800	78,805
	Ever Sunshine Services Group Ltd.	186,000	42,654
Ω	Everbright Securities Co. Ltd., Class H	69,800	67,543
*	EverChina International Holdings Co. Ltd.	100,000	742
	Explosive Co. Ltd., Class A	17,800	25,259
	Eyebright Medical Technology Beijing Co. Ltd., Class A	6,047	37,453
	Fangda Carbon New Material Co. Ltd., Class A	52,700	40,469
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	46,816
	Far East Horizon Ltd.	654,000	574,384
*	Far East Smarter Energy Co. Ltd., Class A	43,800	86,110
*	Farasis Energy Gan Zhou Co. Ltd., Class A	10,465	15,801
	FAW Jiefang Group Co. Ltd., Class A	26,900	25,888
	FAWER Automotive Parts Co. Ltd., Class A	37,700	23,972
	Feilong Auto Components Co. Ltd., Class A	18,000	92,123
		Shares	Value»
CHINA — (Continued)
*Ω	Feiyu Technology International Co. Ltd.	30,000	$1,534
	Ferrotec Anhui Technology Development Co. Ltd., Class A	3,600	15,808
	FESCO Group Co. Ltd., Class A	25,600	52,185
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	16,700	81,436
	Fibocom Wireless, Inc., Class A	800	2,452
#	FIH Mobile Ltd.	81,300	199,619
*	Financial Street Holdings Co. Ltd., Class A	69,000	25,472
#	FinVolution Group, ADR	37,195	180,396
	First Capital Securities Co. Ltd., Class A	37,100	36,095
	First Tractor Co. Ltd., Class H	102,000	115,500
	Flat Glass Group Co. Ltd., Class H	85,000	75,447
	Focus Lightings Tech Co. Ltd., Class A	25,520	28,350
	Focus Media Information Technology Co. Ltd., Class A	88,900	74,055
*	Focused Photonics Hangzhou, Inc., Class A	13,500	23,651
	Foran Energy Group Co. Ltd., Class A	14,400	24,265
	Foryou Corp., Class A	12,800	48,087
	Foshan Electrical & Lighting Co. Ltd., Class A	26,700	19,864
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	20,218	115,002
*	Foshan Nationstar Optoelectronics Co. Ltd., Class A	17,400	16,140
*	Fosun International Ltd.	648,572	393,203
	Founder Securities Co. Ltd., Class A	54,100	56,924
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	954,551

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Friend Co. Ltd., Class A	14,500	$21,967
#††	Fu Shou Yuan International Group Ltd.	373,000	94,173
	Fuan Pharmaceutical Group Co. Ltd., Class A	34,900	19,190
#	Fufeng Group Ltd.	650,000	428,724
#*††	Fuguiniao Co. Ltd.	37,999	0
	Fujian Boss Software Development Co. Ltd., Class A	10,320	14,323
	Fujian Funeng Co. Ltd., Class A	58,470	94,097
*	Fujian Kuncai Material Technology Co. Ltd., Class A	10,010	22,288
	Fujian Longking Co. Ltd., Class A	33,901	89,496
	Fujian Qingshan Paper Industry Co. Ltd., Class A	66,400	27,475
	Fujian Star-net Communication Co. Ltd., Class A	17,680	68,081
	Fujian Sunner Development Co. Ltd., Class A	37,400	92,600
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	6,900	11,196
	Fujian Yuanli Active Carbon Co. Ltd., Class A	9,700	24,470
	Fushun Special Steel Co. Ltd., Class A	30,600	19,021
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	134,800	1,019,329
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	3,500	35,646
Ω	Ganfeng Lithium Group Co. Ltd., Class H	78,280	367,736
*	Gansu Energy Chemical Co. Ltd., Class A	128,700	49,428
	Gansu Shangfeng Materials Co. Ltd., Class A	15,480	30,292
	Gansu Yasheng Industrial Group Co. Ltd., Class A	53,000	23,690
		Shares	Value»
CHINA — (Continued)
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,000	$57,615
	GCL Energy Technology Co. Ltd., Class A	27,800	62,069
#*	GCL Technology Holdings Ltd.	7,583,000	589,845
	GD Power Development Co. Ltd., Class A	67,800	51,058
*	GDS Holdings Ltd. (9698 HK), Class A	278,700	1,134,071
	Geely Automobile Holdings Ltd.	1,184,000	2,999,130
	GEM Co. Ltd., Class A	65,800	65,263
*	Gemdale Corp., Class A	108,500	37,131
#*	Gemdale Properties & Investment Corp. Ltd.	1,964,000	23,413
	GemPharmatech Co. Ltd., Class A	8,927	31,957
Ω	Genertec Universal Medical Group Co. Ltd.	270,500	168,116
*	Genimous Technology Co. Ltd., Class A	16,400	18,189
*	Genscript Biotech Corp.	316,000	726,904
	GEPIC Energy Development Co. Ltd., Class A	30,000	34,683
	Getein Biotech, Inc., Class A	8,036	10,593
	GF Securities Co. Ltd., Class H	260,600	568,279
#Ω	Giant Biogene Holding Co. Ltd.	96,200	377,888
	Ginlong Technologies Co. Ltd., Class A	7,350	64,924
*	Global New Material International Holdings Ltd.	103,000	97,038
	GoerTek, Inc., Class A	14,900	51,068
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	32,063
	Goldenmax International Group Ltd., Class A	21,100	159,016
	Goldwind Science & Technology Co. Ltd., Class H	235,947	292,979

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Goneo Group Co. Ltd., Class A	3,248	$20,077
	Goodbaby International Holdings Ltd.	294,000	33,310
*	Gosuncn Technology Group Co. Ltd., Class A	25,600	17,632
	Gotion High-tech Co. Ltd., Class A	6,460	27,316
#	Grand Pharmaceutical Group Ltd.	387,500	255,058
	Grandblue Environment Co. Ltd., Class A	13,500	61,879
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	31,422
	Great Wall Motor Co. Ltd., Class H	522,000	598,945
	Gree Electric Appliances, Inc. of Zhuhai, Class A	26,779	167,860
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	32,600	37,492
#*	Greentown China Holdings Ltd.	370,500	336,383
#Ω	Greentown Management Holdings Co. Ltd.	88,000	20,089
	Greentown Service Group Co. Ltd.	352,000	195,034
	GRG Banking Equipment Co. Ltd., Class A	25,300	38,355
	GRG Metrology & Test Group Co. Ltd., Class A	26,500	66,646
	Grinm Advanced Materials Co. Ltd., Class A	10,300	53,809
	Guangdong Advertising Group Co. Ltd., Class A	19,200	19,335
	Guangdong Aofei Data Technology Co. Ltd., Class A	21,055	69,813
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	22,700	16,622
	Guangdong Construction Engineering Group Co. Ltd., Class A	115,300	56,731
		Shares	Value»
CHINA — (Continued)
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,800	$38,207
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	70,998
	Guangdong Dongpeng Holdings Co. Ltd., Class A	44,500	31,231
	Guangdong Dowstone Technology Co. Ltd., Class A	8,500	22,845
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	22,900	32,104
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	23,900	173,871
	Guangdong Goworld Co. Ltd., Class A	13,300	24,755
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	7,664
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	47,300	23,225
	Guangdong Haid Group Co. Ltd., Class A	14,800	108,515
*	Guangdong HEC Technology Holding Co. Ltd., Class A	24,000	100,979
	Guangdong Hongda Holdings Group Co. Ltd., Class A	17,000	70,716
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	20,400	27,038
	Guangdong Huate Gas Co. Ltd., Class A	3,235	60,773
	Guangdong Investment Ltd.	448,000	483,474
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	14,790	50,571
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	15,800	38,026

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Marubi Biotechnology Co. Ltd., Class A	5,900	$25,067
	Guangdong Provincial Expressway Development Co. Ltd., Class A	41,400	89,309
	Guangdong South New Media Co. Ltd., Class A	5,100	26,730
	Guangdong TCL Smart Home Appliances Co. Ltd.	28,900	45,349
	Guangdong Vanward New Electric Co. Ltd., Class A	19,800	19,650
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	29,700	52,078
*	Guangdong Yowant Technology Group Co. Ltd., Class A	27,500	21,013
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	11,700	45,424
	Guanghui Energy Co. Ltd., Class A	106,800	86,561
*	Guanghui Logistics Co. Ltd., Class A	38,800	25,404
	Guangshen Railway Co. Ltd., Class H	274,000	80,017
*	Guangxi Beitou Technology Co. Ltd., Class A	62,600	49,286
	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	12,400	75,383
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	56,008
	Guangxi LiuYao Group Co. Ltd., Class A	7,500	17,524
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	8,500	18,782
*	Guangzhou Automobile Group Co. Ltd., Class H	629,200	188,604
	Guangzhou Baiyun International Airport Co. Ltd., Class A	47,800	56,181
	Shares	Value»
CHINA — (Continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	62,000	$126,123
Guangzhou Development Group, Inc., Class A	66,500	63,058
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	6,100	54,196
Guangzhou Haige Communications Group, Inc. Co., Class A	14,900	22,004
Guangzhou Haoyang Electronic Co. Ltd., Class A	2,850	14,049
Guangzhou KDT Machinery Group Co. Ltd., Class A	13,860	36,452
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,600	39,472
Guangzhou Lingnan Group Holdings Co. Ltd., Class A	13,400	18,282
Guangzhou Port Co. Ltd., Class A	49,400	22,755
Guangzhou Restaurant Group Co. Ltd., Class A	24,320	51,002
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	10,900	72,968
Guangzhou Tinci Materials Technology Co. Ltd., Class A	8,200	43,353
Guangzhou Wondfo Biotech Co. Ltd., Class A	12,840	33,155
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	42,268	49,115
Guangzhou Zhiguang Electric Co. Ltd., Class A	27,300	43,834
Guangzhou Zhujiang Brewery Co. Ltd., Class A	18,200	24,287

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guilin Layn Natural Ingredients Corp., Class A	22,500	$22,163
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	14,700	28,939
	Guizhou Chanhen Chemical Corp., Class A	16,600	84,860
	Guizhou Gas Group Corp. Ltd., Class A	25,200	23,058
	Guizhou Guihang Automotive Components Co. Ltd., Class A	9,900	16,507
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	94,571	69,293
	Guizhou Qianyuan Power Co. Ltd., Class A	10,400	31,035
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	11,700	17,809
	Guizhou Tyre Co. Ltd., Class A	53,700	34,775
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	32,078
*	Guizhou Zhenhua E-chem, Inc., Class A	12,348	18,953
	Guocheng Mining Co. Ltd., Class A	10,900	44,983
	Guoguang Electric Co. Ltd., Class A	14,500	17,942
	Guomai Technologies, Inc., Class A	13,700	14,095
	Guoquan Food Shanghai Co. Ltd., Class H	195,200	50,517
	Guosen Securities Co. Ltd., Class A	24,600	37,580
Ω	Guotai Haitong Securities Co. Ltd., Class H	259,672	494,772
	Guoyuan Securities Co. Ltd., Class A	42,430	46,148
#	Gushengtang Holdings Ltd.	45,200	169,804
	H World Group Ltd. (1179 HK)	282,300	1,199,300
	H World Group Ltd. (HTHT US), ADR	10,128	432,364
#Ω	Haidilao International Holding Ltd.	289,000	437,254
		Shares	Value»
CHINA — (Continued)
	Haier Smart Home Co. Ltd. (600690 C1), Class A	47,100	$161,690
	Haier Smart Home Co. Ltd. (6690 HK), Class H	453,599	1,307,651
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	9,048
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,500	8,946
*	Hainan Haide Capital Management Co. Ltd., Class A	44,660	40,827
	Hainan Jinpan Smart Technology Co. Ltd., Class A	7,047	67,038
	Hainan Mining Co. Ltd., Class A	36,600	49,466
	Hainan Strait Shipping Co. Ltd., Class A	56,100	55,888
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	52,713
	Haitian International Holdings Ltd.	270,000	715,932
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	492,000	48,885
	Hand Enterprise Solutions Co. Ltd., Class A	7,500	18,632
	Hangcha Group Co. Ltd., Class A	16,296	67,786
	Hangxiao Steel Structure Co. Ltd., Class A	78,900	28,144
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	27,600	37,966
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,200	122,867
	Hangzhou Dptech Technologies Co. Ltd., Class A	7,800	18,815
*	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	6,100	12,056
	Hangzhou First Applied Material Co. Ltd., Class A	10,308	22,388

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou GreatStar Industrial Co. Ltd.	12,800	$56,715
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,320	19,037
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	5,503	37,878
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	16,320	21,261
	Hangzhou Iron & Steel Co., Class A	52,900	51,067
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	6,312	34,563
	Hangzhou Onechance Tech Corp., Class A	5,700	20,734
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	17,800	60,698
	Hangzhou Robam Appliances Co. Ltd., Class A	14,300	33,767
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	26,800	29,283
	Hangzhou Shunwang Technology Co. Ltd., Class A	15,800	42,154
	Hangzhou Silan Microelectronics Co. Ltd., Class A	6,000	25,055
	Hangzhou Sunrise Technology Co. Ltd., Class A	10,100	18,449
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	20,700	99,454
	Hangzhou Weiguang Electronic Co. Ltd., Class A	3,900	16,073
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	12,700	30,283
*	Hanking Gold International Ltd.	202,000	67,359
Ω	Hansoh Pharmaceutical Group Co. Ltd.	84,000	343,937
*Ω	Harbin Bank Co. Ltd., Class H	958,000	37,920
		Shares	Value»
CHINA — (Continued)
	Harbin Boshi Automation Co. Ltd., Class A	13,300	$26,387
	Harbin Electric Co. Ltd., Class H	254,000	510,609
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	16,824	27,157
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	58,300	24,630
*	Harbin Pharmaceutical Group Co. Ltd., Class A	50,900	44,417
	HBIS Resources Co. Ltd., Class A	21,000	45,701
*Ω	HBM Holdings Ltd.	96,000	149,091
	Health & Happiness H&H International Holdings Ltd.	59,000	114,657
*	Healthcare Co. Ltd., Class A	16,300	13,337
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	15,700	29,175
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	3,080	43,061
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	19,500	111,907
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	16,818	26,126
	Hefei Meiya Optoelectronic Technology, Inc., Class A	27,940	65,491
	Hefei Urban Construction Development Co. Ltd., Class A	42,600	67,586
	Heilongjiang Agriculture Co. Ltd., Class A	39,100	71,486
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	14,400	13,173
	Hello Group, Inc., Sponsored ADR	25,189	150,882
	Henan Hengxing Science & Technology Co. Ltd., Class A	40,700	23,179

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Liliang Diamond Co. Ltd., Class A	9,100	$67,293
	Henan Lingrui Pharmaceutical Co., Class A	16,300	55,498
	Henan Mingtai Al Industrial Co. Ltd., Class A	34,600	86,438
	Henan Pinggao Electric Co. Ltd., Class A	28,200	82,432
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	53,200	205,695
	Henan Shuanghui Investment & Development Co. Ltd., Class A	29,100	112,050
	Henan Thinker Automatic Equipment Co. Ltd., Class A	16,240	55,708
*	Henan Yicheng New Energy Co. Ltd., Class A	38,000	20,781
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	35,154
*	Henan Yuneng Holdings Co. Ltd., Class A	27,500	48,774
	Henan Zhongfu Industry Co. Ltd., Class A	112,200	112,373
	Henan Zhongyuan Expressway Co. Ltd., Class A	56,500	32,234
	Hengan International Group Co. Ltd.	255,500	805,991
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	41,600	128,048
	Hengli Petrochemical Co. Ltd., Class A	48,100	118,997
	Hengtong Logistics Co. Ltd., Class A	9,400	14,447
	Hengtong Optic-electric Co. Ltd., Class A	31,500	220,920
	Hengyi Petrochemical Co. Ltd., Class A	54,250	129,139
	Hesteel Co. Ltd., Class A	207,600	65,823
		Shares	Value»
CHINA — (Continued)
	Hexing Electrical Co. Ltd., Class A	8,600	$34,362
*	Hi Sun Technology China Ltd.	819,000	37,631
*	High Templar Tech Ltd., Sponsored ADR	61,155	149,218
	Hisense Home Appliances Group Co. Ltd., Class H	129,000	386,721
	Hisense Visual Technology Co. Ltd., Class A	18,300	73,656
*	Hitevision Co. Ltd., Class A	5,700	26,667
	Hithink RoyalFlush Information Network Co. Ltd., Class A	2,660	92,611
	HLA Group Corp. Ltd., Class A	84,200	78,582
	HMT Xiamen New Technical Materials Co. Ltd., Class A	8,900	76,265
	Hongfa Technology Co. Ltd., Class A	16,884	88,842
	Hongli Zhihui Group Co. Ltd., Class A	18,300	17,946
	Hongrun Construction Group Co. Ltd., Class A	36,200	40,347
	Hongyuan Green Energy Co. Ltd., Class A	14,000	33,348
*	Hopson Development Holdings Ltd.	277,886	93,545
	Horizon Construction Development Ltd.	139,554	11,727
	Hoshine Silicon Industry Co. Ltd., Class A	3,400	16,858
*	Hoymiles Power Electronics, Inc., Class A	1,463	17,012
#*Ω	Hua Hong Grace Semiconductor Ltd.	154,000	2,509,748
*Ω	Hua Medicine	148,000	43,954
	Huaan Securities Co. Ltd., Class A	67,020	75,789
	Huabao International Holdings Ltd.	134,000	55,732
	Huabao Technology Co. Ltd.	10,500	20,725
	Huada Automotive Technology Corp. Ltd., Class A	5,000	27,768

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huadian Heavy Industries Co. Ltd., Class A	33,400	$30,065
#	Huadian Power International Corp. Ltd., Class H	388,000	205,717
	Huadong Medicine Co. Ltd., Class A	8,200	35,397
	Huafon Chemical Co. Ltd., Class A	88,800	144,343
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	37,300	24,245
	Huafu Fashion Co. Ltd., Class A	75,800	41,985
	Huaibei Mining Holdings Co. Ltd., Class A	50,600	113,297
	Huaihe Energy Group Co. Ltd., Class A	88,000	45,471
	Hualan Biological Engineering, Inc., Class A	10,669	21,250
	Huaming Power Equipment Co. Ltd., Class A	18,400	55,684
#	Huaneng Power International, Inc., Class H	676,000	519,513
	Huangshan Novel Co. Ltd., Class A	15,300	25,045
	Huangshan Tourism Development Co. Ltd., Class A	15,500	25,951
*	Huanxi Media Group Ltd.	310,000	7,817
	Huapont Life Sciences Co. Ltd., Class A	52,000	34,110
Ω	Huatai Securities Co. Ltd., Class H	284,200	612,653
	Huatu Cendes Co. Ltd., Class A	4,116	16,003
	Huaxi Securities Co. Ltd., Class A	37,200	46,317
	Huaxia Bank Co. Ltd., Class A	75,900	78,405
	Huaxin Building Materials Group Co. Ltd. (6655 HK), Class H	112,000	211,977
	Huayu Automotive Systems Co. Ltd., Class A	32,551	81,269
		Shares	Value»
CHINA — (Continued)
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	17,600	$10,170
	Hubei Chutian Smart Communication Co. Ltd., Class A	32,600	17,049
	Hubei Dinglong Co. Ltd., Class A	6,400	65,031
	Hubei Energy Group Co. Ltd., Class A	31,500	22,028
	Hubei Huitian New Materials Co. Ltd., Class A	16,800	25,671
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	22,800	90,691
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	120,892
	Hubei Yihua Chemical Industry Co. Ltd., Class A	26,300	51,133
	Hubei Zhenhua Chemical Co. Ltd., Class A	20,860	96,167
	Huishang Bank Corp. Ltd., Class H	193,400	125,145
*Ω	Huitongda Network Co. Ltd., Class H	4,000	3,899
*	Huizhou CEE Technology, Inc., Class A	11,300	18,182
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,800	51,987
	Hunan Aihua Group Co. Ltd., Class A	11,300	40,665
*	Hunan Corun New Energy Co. Ltd., Class A	17,000	12,772
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	22,754
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	31,800	26,638
	Hunan Gold Corp. Ltd., Class A	14,560	49,682
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	15,500	25,286
	Hunan Valin Steel Co. Ltd., Class A	83,640	48,774

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hunan Zhongke Electric Co. Ltd., Class A	26,900	$55,368
	Hundsun Technologies, Inc., Class A	4,976	16,902
	HUYA, Inc., ADR	13,243	32,445
#*Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	101,400	128,723
*	Hytera Communications Corp. Ltd., Class A	35,200	42,896
*	HyUnion Holding Co. Ltd., Class A	21,900	18,960
*	IAT Automobile Technology Co. Ltd., Class A	16,000	25,057
*Ω	iDreamSky Technology Holdings Ltd.	423,600	14,344
	IEIT Systems Co. Ltd., Class A	3,800	40,271
	Iflytek Co. Ltd., Class A	4,200	26,235
	IKD Co. Ltd., Class A	28,200	56,785
*Ω	IMAX China Holding, Inc.	24,000	25,465
	Imeik Technology Development Co. Ltd., Class A	1,482	23,953
	Industrial & Commercial Bank of China Ltd., Class H	4,006,000	3,832,089
	Industrial Bank Co. Ltd., Class A	147,900	414,067
	Industrial Securities Co. Ltd., Class A	56,320	50,422
	Infore Environment Technology Group Co. Ltd., Class A	52,000	60,499
#*Ω	Ingdan, Inc.	138,000	64,255
	Ingenic Semiconductor Co. Ltd., Class A	2,500	46,810
*	Inkeverse Group Ltd.	387,000	45,827
	INKON Life Technology Co. Ltd., Class A	23,790	26,091
	Inmyshow Digital Technology Group Co. Ltd., Class A	58,200	40,315
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	306,400	101,278
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Berun Chemical Co. Ltd., Class A	124,100	$109,936
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	31,100	124,308
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	39,788	74,971
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	7,200	48,391
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	87,300	61,254
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	45,047
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	16,900	79,897
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	64,300	257,995
*Ω	InnoCare Pharma Ltd., Class H	72,000	125,287
*Ω	Innovent Biologics, Inc.	37,000	408,561
	Innuovo Technology Co. Ltd., Class A	19,000	23,716
*	Insigma Technology Co. Ltd., Class A	21,100	22,048
#	Inspur Digital Enterprise Technology Ltd.	124,000	36,266
	Intron Technology Holdings Ltd.	53,000	9,351
#*	iQIYI, Inc., ADR	105,778	134,338
	iRay Group, Class A	2,892	35,995
	IRICO Display Devices Co. Ltd., Class A	60,400	69,637
*	J&T Global Express Ltd.	511,400	657,849
*	JA Solar Technology Co. Ltd., Class A	23,760	26,430
	Jack Technology Co. Ltd., Class A	11,900	76,035
	Jade Bird Integrated Technologies Co. Ltd.	36,100	43,041
	Jafron Biomedical Co. Ltd., Class A	22,200	61,172

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jangho Group Co. Ltd., Class A	34,800	$44,539
	Jason Furniture Hangzhou Co. Ltd., Class A	23,100	86,189
	JCET Group Co. Ltd., Class A	16,300	158,227
	JCHX Mining Management Co. Ltd., Class A	6,900	76,025
*Ω	JD Health International, Inc.	132,200	665,259
*Ω	JD Logistics, Inc.	481,600	923,489
	JD.com, Inc. (9618 HK), Class A	314,457	5,172,809
*	Jia Yao Holdings Ltd.	20,000	57,100
	Jiajiayue Group Co. Ltd., Class A	26,300	37,336
	Jiang Su Suyan Jingshen Co. Ltd., Class A	29,900	41,650
	Jiangling Motors Corp. Ltd., Class A	16,900	42,595
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	32,000	23,776
	Jiangsu Azure Corp., Class A	42,772	100,668
*	Jiangsu Baichuan High-tech New Materials Co. Ltd., Class A	29,400	28,000
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	3,332	12,904
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	15,650	42,581
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	102,300	47,259
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	8,000	13,139
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	110,379	105,154
	Jiangsu Chint Power Technology Co. Ltd., Class A	11,200	33,637
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Dagang Co. Ltd., Class A	10,800	$18,374
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	29,060	93,256
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	31,600	55,065
	Jiangsu Expressway Co. Ltd., Class H	136,000	168,200
*	Jiangsu General Science Technology Co. Ltd., Class A	48,800	29,204
	Jiangsu Gian Technology Co. Ltd., Class A	5,500	26,452
	Jiangsu Guomao Reducer Co. Ltd., Class A	15,220	29,556
	Jiangsu Guotai International Group Co. Ltd., Class A	30,700	36,139
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,200	26,374
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,717	91,922
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,533	68,350
*	Jiangsu Hongtian Technology Co. Ltd., Class A	5,700	42,625
	Jiangsu Huachang Chemical Co. Ltd., Class A	17,700	14,475
	Jiangsu Huaxicun Co. Ltd., Class A	20,300	15,481
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	79,841	49,119
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	14,000	48,212
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	27,110
	Jiangsu King's Luck Brewery JSC Ltd., Class A	20,887	88,797
	Jiangsu Leili Motor Co. Ltd., Class A	12,376	49,571

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Lianyungang Port Co. Ltd., Class A	19,500	$12,655
	Jiangsu Lihua Foods Group Co. Ltd.	22,875	64,612
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	38,540
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	13,900	38,493
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,840	70,403
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	26,200	85,861
	Jiangsu Pacific Quartz Co. Ltd., Class A	8,850	54,977
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	34,800	51,654
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	48,000	58,288
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	20,700	15,906
	Jiangsu Shemar Electric Co. Ltd., Class A	7,300	45,608
	Jiangsu Shentong Valve Co. Ltd., Class A	12,900	24,230
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	17,640	108,825
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	6,272	38,693
	Jiangsu Soho High Hope Group Corp., Class A	59,400	20,518
*	Jiangsu Sopo Chemical Co., Class A	19,000	18,454
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	81,044	52,984
		Shares	Value»
CHINA — (Continued)
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	10,640	$60,782
	Jiangsu Yanghe Distillery Co. Ltd., Class A	5,400	34,314
	Jiangsu Yangnong Chemical Co. Ltd., Class A	11,590	97,156
	Jiangsu Yoke Technology Co. Ltd., Class A	2,400	47,567
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,900	45,379
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	85,720	58,187
	Jiangsu Zhongtian Technology Co. Ltd., Class A	20,900	87,990
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	118,800	46,831
	Jiangxi Bank Co. Ltd., Class H	33,500	2,563
	Jiangxi Copper Co. Ltd., Class H	345,000	1,552,295
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	30,798
	Jiangxi Ganneng Co. Ltd., Class A	19,600	31,514
	Jiangxi Ganyue Expressway Co. Ltd., Class A	51,400	31,522
	Jiangxi Guotai Group Co. Ltd., Class A	15,500	26,098
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,500	19,505
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	7,200	22,929
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	13,700	16,631
	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	8,600	19,363

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	5,800	$24,041
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,400	14,214
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	60,085
	Jiayin Group, Inc., ADR	8,401	18,146
	Jiayou International Logistics Co. Ltd., Class A	25,200	48,559
	Jiaze Renewables Co. Ltd.	83,800	57,392
*	Jilin Chemical Fibre, Class A	45,300	25,272
	Jilin OLED Material Tech Co. Ltd., Class A	7,018	36,973
	Jinbei Automotive Co. Ltd., Class A	49,200	24,053
#*	Jinchuan Group International Resources Co. Ltd.	653,000	833
	Jinduicheng Molybdenum Co. Ltd., Class A	77,100	239,282
	Jinghua Pharmaceutical Group Co. Ltd., Class A	20,700	20,662
	Jingjin Equipment, Inc., Class A	15,800	31,398
	Jinhong Gas Co. Ltd., Class A	6,719	25,856
	Jinhui Liquor Co. Ltd., Class A	14,200	34,967
#	JinkoSolar Holding Co. Ltd., ADR	11,220	169,871
	Jinlei Technology Co. Ltd., Class A	8,500	26,995
	Jinlongyu Group Co. Ltd., Class A	11,300	37,819
	Jinmao Property Services Co. Ltd.	59,120	17,497
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	15,600	38,010
		Shares	Value»
CHINA — (Continued)
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	$18,370
	Jinneng Science&Technology Co. Ltd., Class A	32,000	21,239
#Ω	Jinxin Fertility Group Ltd.	587,500	162,393
	Jinyu Bio-Technology Co. Ltd., Class A	24,900	46,610
	Jinzai Food Group Co. Ltd., Class A	14,100	22,685
	JiuGui Liquor Co. Ltd., Class A	3,900	24,169
#Ω	Jiumaojiu International Holdings Ltd.	168,000	26,175
	Jiuzhitang Co. Ltd., Class A	17,600	23,621
	Jizhong Energy Resources Co. Ltd., Class A	121,990	85,693
#	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	16,000	33,500
	JNBY Design Ltd.	88,500	234,000
	Joinn Laboratories China Co. Ltd., Class A	10,624	65,294
	Jointo Energy Investment Co. Ltd. Hebei, Class A	23,500	29,699
	Jointown Pharmaceutical Group Co. Ltd., Class A	77,080	58,808
	Jones Tech PLC, Class A	7,400	47,348
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,900	44,844
	JOYY, Inc., ADR	2,981	219,312
#*Ω	JS Global Lifestyle Co. Ltd.	285,000	51,103
	JSTI Group, Class A	30,744	25,587
#*	Ju Teng International Holdings Ltd.	168,000	63,297
	Juneyao Airlines Co. Ltd., Class A	59,700	98,038
	Jutze Intelligent Technology Co. Ltd., Class A	6,900	20,854
*Ω	JW Cayman Therapeutics Co. Ltd.	105,500	21,599

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kailuan Energy Chemical Co. Ltd., Class A	35,000	$29,506
	Kaishan Group Co. Ltd., Class A	28,700	73,045
*	KBC Corp. Ltd., Class A	2,693	10,080
	KE Holdings, Inc., Class A	170,200	954,635
	Keboda Technology Co. Ltd., Class A	7,700	48,321
	Keda Industrial Group Co. Ltd., Class A	43,500	106,199
	KEDE Numerical Control Co. Ltd., Class A	3,006	24,172
*	Keep, Inc.	67,100	15,772
	Kehua Data Co. Ltd., Class A	8,265	35,114
	Keshun Waterproof Technologies Co. Ltd., Class A	28,400	20,550
	Kidswant Digital Technology Co. Ltd., Class A	34,500	38,589
	Kinetic Development Group Ltd.	910,000	196,224
	Kingboard Holdings Ltd.	269,500	1,347,769
	Kingboard Laminates Holdings Ltd.	322,000	1,199,564
*	KingClean Electric Co. Ltd., Class A	9,180	37,910
*	Kingdee International Software Group Co. Ltd.	266,000	285,868
	Kingfa Sci & Tech Co. Ltd., Class A	15,000	34,350
	Kingnet Network Co. Ltd., Class A	25,800	65,627
*	Kingsignal Technology Co. Ltd., Class A	10,200	16,311
	Kingsoft Corp. Ltd.	170,800	585,986
	Konfoong Materials International Co. Ltd., Class A	3,000	90,263
	KPC Pharmaceuticals, Inc., Class A	12,100	16,262
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	15,700	35,070
Ω	Kuaishou Technology	362,700	2,019,928
	Kuangda Technology Group Co. Ltd., Class A	43,400	34,023
		Shares	Value»
CHINA — (Continued)
	Kunlun Energy Co. Ltd.	1,056,000	$976,613
	Kunming Chuan Jin Nuo Chemical Co. Ltd., Class A	5,500	15,379
	Kunshan Huguang Auto Harness Co. Ltd., Class A	12,900	33,350
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	7,920	53,280
	Kweichow Moutai Co. Ltd., Class A	6,638	1,327,245
	Lakala Payment Co. Ltd., Class A	28,020	66,493
	Lancy Co. Ltd., Class A	21,400	46,895
	Landai Technology Group Corp. Ltd., Class A	27,600	27,521
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	35,900	37,075
	Lao Feng Xiang Co. Ltd., Class A	6,800	36,317
	Laobaixing Pharmacy Chain JSC, Class A	23,463	44,524
	Launch Tech Co. Ltd., Class H	98,000	86,255
	LB Group Co. Ltd., Class A	21,700	52,588
	LC Logistics, Inc.	15,000	10,116
	Lee & Man Chemical Co. Ltd.	62,000	37,344
	Lee & Man Paper Manufacturing Ltd.	348,000	178,161
	Lee's Pharmaceutical Holdings Ltd.	113,500	15,522
Ω	Legend Holdings Corp., Class H	215,700	361,108
	Lenovo Group Ltd.	2,380,000	7,278,498
	Lens Technology Co. Ltd., Class A	60,400	281,663
*	Leoch International Technology Ltd.	62,000	7,430
	Lepu Medical Technology Beijing Co. Ltd., Class A	26,100	50,455
#	LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	6,000	9,112

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	9,200	$19,878
	Levima Advanced Materials Corp., Class A	15,700	43,629
	LexinFintech Holdings Ltd., ADR	28,065	40,975
	Leyard Optoelectronic Co. Ltd., Class A	43,500	34,578
#*	Li Auto, Inc. (2015 HK), Class A	149,700	1,019,554
	Li Ning Co. Ltd.	631,500	1,219,944
	Lianhe Chemical Technology Co. Ltd., Class A	29,900	66,752
*	Lianlian DigiTech Co. Ltd., Class H	41,500	21,886
	Liaoning Cheng Da Co. Ltd., Class A	5,100	8,213
	Liaoning Chengda Biotechnology Co. Ltd., Class A	8,552	25,324
	Liaoning Port Co. Ltd., Class H	134,000	12,296
	Lier Chemical Co. Ltd., Class A	16,080	37,817
#*	Lifetech Scientific Corp.	454,000	85,124
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	23,262
#	Lingbao Gold Group Co. Ltd., Class H	140,000	344,383
	Lingyi iTech Guangdong Co., Class A	42,100	77,097
Ω	Linklogis, Inc., Class B	315,000	81,640
	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	27,116
#	Livzon Pharmaceutical Group, Inc., Class H	39,171	129,726
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	11,700	32,916
#	LK Technology Holdings Ltd.	142,250	26,703
	Loncin Motor Co. Ltd., Class A	57,297	124,751
#Ω	Longfor Group Holdings Ltd.	637,627	558,019
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	13,018
		Shares	Value»
CHINA — (Continued)
*	LONGi Green Energy Technology Co. Ltd., Class A	17,444	$33,559
	Longshine Technology Group Co. Ltd., Class A	7,600	12,484
	Lonking Holdings Ltd.	809,000	321,745
*	Lotus Holdings Co. Ltd.	47,900	57,757
	Lucky Harvest Co. Ltd., Class A	7,410	31,896
	Luenmei Quantum Co. Ltd., Class A	28,208	24,433
	Luolai Lifestyle Technology Co. Ltd., Class A	33,900	55,988
	Luoniushan Co. Ltd., Class A	26,700	20,805
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	9,100	39,504
	Lushang Freda Pharmaceutical Co. Ltd., Class A	22,600	18,697
	Luxi Chemical Group Co. Ltd., Class A	58,300	109,092
	Luxshare Precision Industry Co. Ltd., Class A	37,949	323,394
	Luyang Energy-Saving Materials Co. Ltd.	21,000	22,643
#*Ω	Luye Pharma Group Ltd.	685,500	177,835
*	Luyuan Group Holding Cayman Ltd.	28,500	45,514
	Luzhou Laojiao Co. Ltd., Class A	15,000	201,950
#	Lygend Resources & Technology Co. Ltd.-H, Class H	55,400	93,508
*	Maanshan Iron & Steel Co. Ltd., Class H	452,000	98,587
*	Maccura Biotechnology Co. Ltd., Class A	16,300	21,962
*	Malion New Materials Co. Ltd., Class A	19,800	22,161
	Mango Excellent Media Co. Ltd., Class A	20,602	49,951
#Ω	Maoyan Entertainment	108,718	62,693
*	Maoye Commercial Co. Ltd., Class A	24,800	14,099

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Maxscend Microelectronics Co. Ltd., Class A	1,700	$17,067
	Maxvision Technology Corp., Class A	6,800	40,759
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	10,900	40,385
	Mehow Innovative Ltd., Class A	9,800	22,902
	Meihua Holdings Group Co. Ltd., Class A	82,800	99,623
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	102,300	72,391
Ω	Meitu, Inc.	301,500	182,180
*Ω	Meituan, Class B	100,220	1,183,245
	Mesnac Co. Ltd., Class A	58,900	50,542
#	Metallurgical Corp. of China Ltd., Class H	563,000	107,744
*	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,200	18,241
*Ω	Microport Cardioflow Medtech Corp.	47,600	6,736
#	MicroPort NeuroScientific Corp.	56,428	64,320
*Ω	MicroTech Medical Hangzhou Co. Ltd., Class H	20,600	18,214
	Micro-Tech Nanjing Co. Ltd., Class A	5,615	60,623
	Midea Group Co. Ltd. 000333 C2, Class A	27,500	356,932
Ω	Midea Real Estate Holding Ltd.	117,400	44,901
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	5,100	44,247
	Ming Yang Smart Energy Group Ltd., Class A	21,700	35,785
	Ming Yuan Cloud Group Holdings Ltd.	214,000	36,532
*	Mingfa Group International Co. Ltd.	224,000	2,386
	MINISO Group Holding Ltd.	174,800	570,748
		Shares	Value»
CHINA — (Continued)
	Minmetals Development Co. Ltd., Class A	25,100	$35,692
	Minth Group Ltd.	242,000	857,241
*	MLS Co. Ltd., Class A	21,500	32,447
#*	MMG Ltd.	1,775,200	1,905,138
*Ω	Mobvista, Inc.	213,000	303,938
	Montage Technology Co. Ltd., Class A	2,343	71,019
	Moon Environment Technology Co. Ltd., Class A	30,420	158,857
#	Morimatsu International Holdings Co. Ltd.	90,000	75,373
	Motic Xiamen Electric Group Co. Ltd., Class A	9,400	18,543
*	Mount Everest Gold Group Co. Ltd.	115,000	26,184
	Muyuan Foods Group Co. Ltd., Class A	55,567	323,115
	MYS Group Co. Ltd., Class A	22,300	15,138
	Nancal Technology Co. Ltd., Class A	3,800	22,652
	NanJi E-Commerce Co. Ltd., Class A	58,100	26,694
	Nanjing Cosmos Chemical Co. Ltd., Class A	12,180	20,097
	Nanjing Hanrui Cobalt Co. Ltd., Class A	7,300	36,771
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	88,773
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	32,800	39,310
	Nanjing Pharmaceutical Group Co. Ltd.	68,500	51,439
	Nanjing Securities Co. Ltd., Class A	25,800	26,157
	Nanjing Tanker Corp., Class A	126,900	68,465
*	Nanjing Xinjiekou Department Store Co. Ltd., Class A	14,300	11,920
	Nantong Jianghai Capacitor Co. Ltd., Class A	18,900	164,075

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,000	$28,147
	NARI Technology Co. Ltd., Class A	46,532	167,723
	Natural Food International Holding Ltd.	198,000	39,607
	NAURA Technology Group Co. Ltd., Class A	1,755	178,296
*	NavInfo Co. Ltd., Class A	31,400	31,067
	NBTM New Materials Group Co. Ltd., Class A	12,900	50,603
#	NetDragon Websoft Holdings Ltd.	89,500	91,990
*Ω	NetEase Cloud Music, Inc.	19,100	311,143
	NetEase, Inc. (NTES US), ADR	28,796	3,837,643
	Neusoft Corp., Class A	18,600	23,276
	Neutech Group Ltd.	32,000	8,655
	New China Life Insurance Co. Ltd., Class H	322,000	1,985,559
	New Guomai Digital Culture Co. Ltd., Class A	13,200	21,315
	New Hope Dairy Co. Ltd., Class A	16,800	45,424
*	New Hope Liuhe Co. Ltd., Class A	13,100	13,584
	New Trend International Logis-Tech Co. Ltd., Class A	17,080	17,923
	Neway Valve Suzhou Co. Ltd., Class A	16,500	111,545
#*	Newborn Town, Inc.	138,000	143,525
	Newland Digital Technology Co. Ltd., Class A	26,000	72,463
	Nexteer Automotive Group Ltd.	431,000	230,875
*	Nine Dragons Paper Holdings Ltd.	632,000	609,042
	Ningbo Boway Alloy Material Co. Ltd., Class A	20,600	50,866
		Shares	Value»
CHINA — (Continued)
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	12,700	$22,216
	Ningbo Deye Technology Co. Ltd., Class A	1,900	23,048
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	12,700	35,967
	Ningbo Huaxiang Electronic Co. Ltd., Class A	27,700	76,816
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	28,300	55,134
	Ningbo Jintian Copper Group Co. Ltd., Class A	37,300	54,270
	Ningbo Joyson Electronic Corp., Class A	27,600	84,113
	Ningbo Orient Wires & Cables Co. Ltd., Class A	13,440	81,907
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,900	23,680
*	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	8,617	35,709
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	18,800	46,180
*	Ningbo Shanshan Co. Ltd., Class A	42,500	80,196
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	9,000	34,513
	Ningbo Tuopu Group Co. Ltd., Class A	13,140	90,678
	Ningbo Xusheng Group Co. Ltd., Class A	20,388	34,402
	Ningbo Yongxin Optics Co. Ltd., Class A	1,100	14,345
	Ningbo Yunsheng Co. Ltd., Class A	34,900	56,698
	Ningbo Zhoushan Port Co. Ltd., Class A	42,100	21,701
	Ningxia Baofeng Energy Group Co. Ltd., Class A	49,600	170,794
	Ningxia Building Materials Group Co. Ltd., Class A	10,300	19,957

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningxia Western Venture Industrial Co. Ltd., Class A	34,700	$19,023
*	NIO, Inc., Class A	50,230	246,471
#*	Niu Technologies, Sponsored ADR	8,944	23,165
	NKY Medical Holdings Ltd., Class A	12,240	22,386
	Noah Holdings Ltd., Sponsored ADR	8,234	69,577
Ω	Nongfu Spring Co. Ltd., Class H	200,800	1,118,256
	Norinco International Cooperation Ltd., Class A	25,280	34,813
	North China Pharmaceutical Co. Ltd., Class A	52,700	37,641
	North Copper Co. Ltd., Class A	34,500	68,539
*	North Huajin Chemical Industries Co. Ltd., Class A	47,400	32,472
	North Industries Group Red Arrow Co. Ltd., Class A	6,900	14,709
	Northeast Pharmaceutical Group Co. Ltd., Class A	65,374	44,374
	Northeast Securities Co. Ltd., Class A	36,500	43,824
	Northking Information Technology Co. Ltd., Class A	19,359	32,701
#*	NovaBridge Biosciences, ADR	26,330	42,128
	Novoray Corp., Class A	4,244	67,500
*	NSFOCUS Technologies Group Co. Ltd., Class A	16,100	17,844
*	Nuode New Materials Co. Ltd., Class A	36,100	43,611
	NYOCOR Co. Ltd., Class A	31,100	29,606
#*Ω	Ocumension Therapeutics	55,500	35,817
	Offshore Oil Engineering Co. Ltd., Class A	83,400	70,643
*	OFILM Group Co. Ltd., Class A	25,500	27,263
	Olympic Circuit Technology Co. Ltd., Class A	6,400	29,829
		Shares	Value»
CHINA — (Continued)
	OmniVision Integrated Circuits Group, Inc.	3,000	$39,355
#	Onewo, Inc., Class H	43,900	94,359
	Oppein Home Group, Inc., Class A	8,400	43,305
	Opple Lighting Co. Ltd., Class A	10,400	26,731
	ORG Technology Co. Ltd., Class A	80,584	58,993
	Orient International Enterprise Ltd., Class A	27,900	25,984
	Orient Overseas International Ltd.	29,000	567,083
Ω	Orient Securities Co. Ltd., Class H	184,400	134,534
*	Oriental Energy Co. Ltd., Class A	38,900	32,427
	Ovctek China, Inc., Class A	18,180	30,893
*	Pacific Securities Co. Ltd., Class A	62,200	31,901
*	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	18,460	28,524
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	91,500	41,768
*	Pantum Technology Co. Ltd.	12,600	31,738
	PCI Technology Group Co. Ltd., Class A	56,640	40,798
*	PDD Holdings, Inc., ADR	37,534	3,324,011
#*Ω	Peijia Medical Ltd.	55,000	28,114
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	0
*	Pengxin International Mining Co. Ltd., Class A	42,800	41,867
	People.cn Co. Ltd., Class A	6,800	16,978
	People's Insurance Co. Group of China Ltd. , Class H	1,284,000	892,628
*	Perennial Energy Holdings Ltd.	205,000	21,418
	Perfect World Co. Ltd., Class A	33,600	54,564
	PetroChina Co. Ltd., Class H	3,454,000	4,395,074
	PharmaBlock Sciences Nanjing, Inc., Class A	6,200	33,627

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Pharmaron Beijing Co. Ltd., Class H	78,475	$229,679
*	Phenix Optical Co. Ltd., Class A	8,300	18,504
	PhiChem Corp., Class A	7,100	33,133
	PICC Property & Casualty Co. Ltd., Class H	912,000	1,903,386
	Ping An Bank Co. Ltd., Class A	103,500	178,363
*Ω	Ping An Healthcare & Technology Co. Ltd.	262,018	261,623
	Ping An Insurance Group Co. of China Ltd., Class H	774,500	5,786,112
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	83,555
*	PNC Process Systems Co. Ltd., Class A	9,640	30,913
	POCO Holding Co. Ltd., Class A	6,160	53,031
*	Polaris Bay Group Co. Ltd., Class A	43,000	38,216
	Poly Property Group Co. Ltd.	573,189	111,147
	Poly Property Services Co. Ltd., Class H	47,400	169,880
*	Pony Testing International Group Co. Ltd., Class A	8,800	9,189
#Ω	Pop Mart International Group Ltd.	102,800	2,133,264
	Porton Pharma Solutions Ltd., Class A	8,800	20,230
Ω	Postal Savings Bank of China Co. Ltd., Class H	917,000	593,934
	Pou Sheng International Holdings Ltd.	768,000	31,394
	Power Construction Corp. of China Ltd., Class A	119,400	86,477
	Precision Tsugami China Corp. Ltd.	3,000	19,854
	Prinx Chengshan Holdings Ltd.	56,500	48,188
*	Productive Technologies Co. Ltd.	818,000	22,622
		Shares	Value»
CHINA — (Continued)
	PW Medtech Group Ltd.	171,000	$21,991
	Pylon Technologies Co. Ltd., Class A	7,722	49,836
	Q Technology Group Co. Ltd.	157,000	137,633
	Qfin Holdings, Inc., ADR	18,268	253,560
*	Qi An Xin Technology Group, Inc., Class A	8,255	33,211
	Qianhe Condiment & Food Co. Ltd., Class A	34,879	40,875
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	30,203
*	Qingdao Citymedia Co. Ltd., Class A	21,600	16,174
	Qingdao East Steel Tower Stock Co. Ltd., Class A	49,100	136,479
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	13,213
*	Qingdao Gaoce Technology Co. Ltd., Class A	19,472	23,241
	Qingdao Gon Technology Co. Ltd., Class A	12,876	89,436
	Qingdao Haier Biomedical Co. Ltd., Class A	7,763	32,446
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	53,769
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,540	24,912
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	5,600	65,974
	Qingdao NovelBeam Technology Co. Ltd., Class A	3,092	31,298
Ω	Qingdao Port International Co. Ltd., Class H	302,000	274,022
	Qingdao Rural Commercial Bank Corp., Class A	127,700	60,000

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Sentury Tire Co. Ltd., Class A	20,520	$44,913
	Qingdao TGOOD Electric Co. Ltd., Class A	11,600	60,129
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	15,500	15,819
*	Qinghai Salt Lake Industry Co. Ltd., Class A	29,300	118,289
*	Qingling Motors Co. Ltd., Class H	194,000	15,253
	Qinhuangdao Port Co. Ltd., Class H	257,000	77,086
	Queclink Wireless Solutions Co. Ltd., Class A	14,300	21,813
	Quectel Wireless Solutions Co. Ltd., Class A	9,756	65,395
	Quick Intelligent Equipment Co. Ltd., Class A	8,580	47,065
#*	Qunabox Group Ltd.	31,800	33,965
*	Quzhou DFP New Material Group Co. Ltd.	35,900	17,503
#*	Radiance Holdings Group Co. Ltd.	219,000	28,224
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	21,516
	Range Intelligent Computing Technology Group Co. Ltd., Class A	7,600	71,151
	Rayhoo Motor Dies Co. Ltd., Class A	5,800	22,697
*Ω	Red Star Macalline Group Corp. Ltd., Class H	176,268	23,898
*	REPT BATTERO Energy Co. Ltd., Class H	49,800	68,443
	Rianlon Corp., Class A	9,300	51,915
	Richinfo Technology Co. Ltd., Class A	2,800	8,371
*	Risen Energy Co. Ltd., Class A	20,800	29,199
	Riyue Heavy Industry Co. Ltd., Class A	16,500	24,949
		Shares	Value»
CHINA — (Continued)
	Rizhao Port Co. Ltd., Class A	88,600	$36,497
	Rockchip Electronics Co. Ltd., Class A	1,900	52,939
*	RongFa Nuclear Equipment Co. Ltd., Class A	26,400	22,415
	Rongsheng Petrochemical Co. Ltd., Class A	64,050	117,321
*	Roshow Technology Co. Ltd., Class A	36,600	33,049
	Ruida Futures Co. Ltd., Class A	9,100	26,546
	Runjian Co. Ltd., Class A	11,000	78,199
*	Ruyi Film Entertainment Co. Ltd., Class A	30,700	39,524
	Sai Micro Electronics, Inc., Class A	10,600	43,936
	Sailun Group Co. Ltd., Class A	50,500	105,952
*	Sanan Optoelectronics Co. Ltd., Class A	13,000	23,580
	Sanchuan Wisdom Technology Co. Ltd., Class A	23,600	17,308
	Sangfor Technologies, Inc., Class A	900	16,106
	Sanjiang Shopping Club Co. Ltd., Class A	13,400	20,528
*	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	34,529
	Sansure Biotech, Inc., Class A	14,206	32,499
	Sany Heavy Equipment International Holdings Co. Ltd.	484,000	458,458
	Sany Heavy Industry Co. Ltd., Class A	33,700	102,630
	Satellite Chemical Co. Ltd., Class A	67,527	253,192
	SDIC Capital Co. Ltd., Class A	45,800	44,258
	SDIC Power Holdings Co. Ltd., Class A	35,400	80,026
	Sealand Securities Co. Ltd., Class A	65,419	37,225
#*	Seazen Group Ltd.	726,761	133,282
*	Seazen Holdings Co. Ltd., Class A	19,500	32,457

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*††	S-Enjoy Service Group Co. Ltd.	103,000	$6,895
	Seres Group Co. Ltd., Class A	16,100	148,655
	SF Holding Co. Ltd. 002352 C2, Class A	13,800	71,592
#	SF Holding Co. Ltd. 6936 HK, Class H	118,800	512,208
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	34,670	18,891
	Shaanxi Coal Industry Co. Ltd., Class A	67,300	247,017
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	99,600	43,381
*	Shaanxi Heimao Coking Co. Ltd., Class A	42,000	20,298
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	19,500	21,320
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	134,550	171,796
#*	Shandong BoAn Biotechnology Co. Ltd., Class H	41,600	24,908
	Shandong Bohui Paper Industrial Co. Ltd., Class A	35,500	25,854
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	17,200	40,163
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	31,281
*	Shandong Denghai Seeds Co. Ltd., Class A	13,700	17,808
Ω	Shandong Gold Mining Co. Ltd., Class H	161,500	416,882
*	Shandong Haihua Co. Ltd., Class A	23,000	14,360
	Shandong Head Group Co. Ltd., Class A	12,900	36,977
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,370	118,979
	Shandong Hi-speed Co. Ltd., Class A	12,100	20,346
		Shares	Value»
CHINA — (Continued)
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	30,900	$23,346
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	44,109	140,748
*	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	48,700	23,459
	Shandong Humon Smelting Co. Ltd., Class A	22,300	44,308
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	17,000	32,447
*	Shandong Jinjing Science & Technology Co. Ltd., Class A	48,400	30,439
	Shandong Linglong Tyre Co. Ltd., Class A	16,995	29,235
	Shandong Lukang Pharma, Class A	34,400	37,573
	Shandong Pharmaceutical Glass Co. Ltd., Class A	16,900	49,942
	Shandong Publishing & Media Co. Ltd., Class A	29,800	33,163
	Shandong Sun Paper Industry JSC Ltd., Class A	42,700	92,136
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	7,020	58,820
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	636,400	272,430
	Shandong WIT Dyne Health Co. Ltd., Class A	9,800	37,756
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	92,200	71,955
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	32,240	41,595

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	28,900	$43,249
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	651	1,191
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	3,092	50,969
	Shanghai AtHub Co. Ltd., Class A	18,166	65,296
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	24,000	73,201
	Shanghai Baolong Automotive Corp., Class A	6,900	29,576
	Shanghai Baosight Software Co. Ltd., Class A	14,604	40,243
	Shanghai Baosteel Packaging Co. Ltd., Class A	53,700	36,038
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	2,200	640
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	2,324	36,077
*	Shanghai Bright Meat Group Co. Ltd., Class A	21,800	16,926
#	Shanghai Chicmax Cosmetic Co. Ltd., Class H	7,600	28,840
	Shanghai Chinafortune Co. Ltd., Class A	20,100	39,327
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	19,400	29,965
	Shanghai Construction Group Co. Ltd., Class A	155,528	54,585
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	32,117	45,710
	Shanghai Datun Energy Resources Co. Ltd., Class A	35,840	45,462
		Shares	Value»
CHINA — (Continued)
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	$301
	Shanghai Electric Group Co. Ltd., Class H	396,000	162,324
	Shanghai Electric Power Co. Ltd., Class A	34,100	73,108
	Shanghai Environment Group Co. Ltd., Class A	34,800	36,698
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,600	19,034
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	71,500	149,971
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	3,200	26,614
	Shanghai Gentech Co. Ltd., Class A	4,575	33,634
	Shanghai Haixin Group Co., Class A	18,300	21,357
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	17,000	64,287
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	10,640	22,305
	Shanghai Huace Navigation Technology Ltd., Class A	13,040	54,817
	Shanghai Huafon Aluminium Corp., Class A	14,200	33,009
	Shanghai Huayi Group Co. Ltd., Class A	47,600	57,918
*	Shanghai Industrial Development Co. Ltd., Class A	40,200	22,106
#	Shanghai Industrial Holdings Ltd.	93,000	163,899
*	Shanghai Industrial Urban Development Group Ltd.	569,600	16,760
#	Shanghai INT Medical Instruments Co. Ltd., Class H	22,400	95,361

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai International Airport Co. Ltd., Class A	4,100	$14,994
	Shanghai Jahwa United Co. Ltd., Class A	11,300	30,803
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	25,500	73,549
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	15,262
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	23,200	18,894
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	6,400	15,240
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	22,207
	Shanghai Lingang Holdings Corp. Ltd., Class A	32,000	42,479
	Shanghai M&G Stationery, Inc., Class A	25,100	87,128
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	56,579
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	4,752	65,837
*	Shanghai Milkground Food Tech Co. Ltd., Class A	11,600	39,568
	Shanghai Moons' Electric Co. Ltd., Class A	2,400	17,572
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,800	266,593
	Shanghai Pioneer Holding Ltd.	237,000	66,606
	Shanghai Pret Composites Co. Ltd., Class A	26,600	35,816
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	16,414
		Shares	Value»
CHINA — (Continued)
	Shanghai Pudong Development Bank Co. Ltd., Class A	109,234	$153,845
	Shanghai Putailai New Energy Technology Group Co. Ltd.	23,977	84,559
	Shanghai QiFan Cable Co. Ltd., Class A	12,300	33,251
	Shanghai RAAS Blood Products Co. Ltd., Class A	48,000	36,843
*	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	17,945
	Shanghai Rural Commercial Bank Co. Ltd., Class A	43,700	55,626
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	22,600	14,545
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	42,600	55,773
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	4,800	60,052
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	29,621
	Shanghai Tunnel Engineering Co. Ltd., Class A	43,900	36,750
*	Shanghai Vital Microtech Co. Ltd.	14,160	54,563
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	24,910
	Shanghai Yaoji Technology Co. Ltd., Class A	9,800	26,956
	Shanghai Yct Electronics Group Co. Ltd., Class A	3,120	19,775
*	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	33,570	23,118
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	8,300	39,514

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	62,700	$40,208
	Shanghai Zhezhong Group Co. Ltd., Class A	4,500	11,405
	Shanghai Zhonggu Logistics Co. Ltd., Class A	64,700	103,317
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	51,100	47,978
	Shanjin International Gold Co. Ltd., Class A	22,360	77,430
	Shannon Semiconductor Technology Co. Ltd., Class A	4,900	105,406
	Shantou Wanshun New Material Group Co. Ltd., Class A	15,600	14,040
	Shantui Construction Machinery Co. Ltd., Class A	33,200	55,749
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	31,183
	Shanxi Coal International Energy Group Co. Ltd., Class A	50,800	95,086
	Shanxi Coking Co. Ltd., Class A	78,560	42,122
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	64,600	62,235
*	Shanxi Guoxin Energy Corp. Ltd., Class A	44,600	21,405
	Shanxi Hi-speed Group Co. Ltd., Class A	37,900	26,448
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	42,510	44,052
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	49,700	18,014
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	47,300	105,855
*	Shanxi Meijin Energy Co. Ltd., Class A	72,600	38,805
		Shares	Value»
CHINA — (Continued)
	Shanxi Securities Co. Ltd., Class A	61,660	$49,444
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	52,400	28,186
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	12,540	236,165
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	25,100	18,341
	Sharetronic Data Technology Co. Ltd., Class A	5,880	187,536
	Shede Spirits Co. Ltd., Class A	4,000	22,975
	Shenergy Co. Ltd., Class A	31,800	40,264
	Shengda Resources Co. Ltd., Class A	12,200	45,742
	Shenghe Resources Holding Co. Ltd., Class A	9,800	30,035
	Shengyi Technology Co. Ltd., Class A	10,200	159,493
*	Shenma Industry Co. Ltd., Class A	20,400	19,168
	Shennan Circuits Co. Ltd., Class A	4,920	224,415
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	383,200	125,744
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	10,536	66,251
	Shenzhen Absen Optoelectronic Co. Ltd., Class A	10,700	19,227
	Shenzhen Agricultural Power Group Co. Ltd., Class A	41,200	36,224
	Shenzhen Airport Co. Ltd., Class A	46,800	46,932
	Shenzhen Aisidi Co. Ltd., Class A	36,600	54,262
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	25,100	43,177
	Shenzhen Bingchuan Network Co. Ltd., Class A	7,700	16,678
	Shenzhen BSC Technology Co. Ltd., Class A	4,900	39,591

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	$53,325
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	14,534
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	19,108
	Shenzhen Click Technology Co. Ltd., Class A	12,000	24,055
	Shenzhen Colibri Technologies Co. Ltd., Class A	7,300	36,523
	Shenzhen Comix Group Co. Ltd., Class A	13,300	13,048
*	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	15,188
	Shenzhen Desay Battery Technology Co., Class A	12,727	46,030
	Shenzhen Energy Group Co. Ltd., Class A	33,500	32,239
	Shenzhen Envicool Technology Co. Ltd., Class A	9,651	67,744
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	20,580	84,069
#	Shenzhen Expressway Corp. Ltd., Class H	108,000	93,668
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	17,800	72,406
*	Shenzhen Fenda Technology Co. Ltd., Class A	27,200	17,429
	Shenzhen FRD Science & Technology Co. Ltd., Class A	8,400	39,313
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	35,900	35,059
	Shenzhen Gas Corp. Ltd., Class A	37,300	36,185
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	52,969
		Shares	Value»
CHINA — (Continued)
	Shenzhen Goodix Technology Co. Ltd., Class A	2,700	$20,954
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	26,200	77,910
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,000	37,839
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,900	49,673
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	62,663
#	Shenzhen International Holdings Ltd.	371,334	289,122
#*	Shenzhen Investment Ltd.	777,262	67,361
	Shenzhen Invt Electric Co. Ltd., Class A	26,700	25,800
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	17,200	19,555
*	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	19,940
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	27,420
	Shenzhen Kaifa Technology Co. Ltd., Class A	16,300	89,746
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	14,900	27,701
	Shenzhen Kedali Industry Co. Ltd., Class A	4,600	123,870
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	10,100	16,591
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	13,000	36,176
	Shenzhen Kinwong Electronic Co. Ltd., Class A	13,800	148,512
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,700	30,349

World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Shenzhen Laibao Hi-tech Co. Ltd., Class A	28,200	$40,904
Shenzhen Leaguer Co. Ltd., Class A	45,100	47,441
Shenzhen Lifotronic Technology Co. Ltd., Class A	10,268	16,611
Shenzhen Longtech Smart Control Co. Ltd., Class A	2,900	8,234
Shenzhen Microgate Technology Co. Ltd., Class A	11,900	24,796
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,621	132,334
Shenzhen MTC Co. Ltd., Class A	99,900	109,656
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	4,600	32,647
Shenzhen Noposin Crop Science Co. Ltd., Class A	40,000	54,923
Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	48,000	8,838
Shenzhen Qingyi Photomask Ltd., Class A	5,756	23,485
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	5,500	27,139
Shenzhen SC New Energy Technology Corp., Class A	10,300	87,141
Shenzhen SED Industry Co. Ltd., Class A	11,400	22,828
Shenzhen SEG Co. Ltd., Class A	23,000	22,642
Shenzhen Senior Technology Material Co. Ltd., Class A	12,632	24,903
Shenzhen Sinexcel Electric Co. Ltd., Class A	11,100	55,921
Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	89,129
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	4,400	$17,361
	Shenzhen Sunway Communication Co. Ltd., Class A	11,500	97,689
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	25,158
	Shenzhen Topband Co. Ltd., Class A	36,100	54,914
*	Shenzhen Topraysolar Co. Ltd., Class A	23,000	13,575
*	Shenzhen Topway Video Communication Co. Ltd., Class A	17,500	15,642
	Shenzhen Transsion Holdings Co. Ltd., Class A	5,115	48,730
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	8,000	23,608
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,383	70,245
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	34,300	22,764
	Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	39,281
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	19,766	76,999
*	Shenzhen Zhenye Group Co. Ltd., Class A	21,500	20,771
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	73,167
	Shenzhou International Group Holdings Ltd.	212,900	1,209,979
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	5,300	50,113
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	36,900	92,395
	Shinva Medical Instrument Co. Ltd., Class A	13,260	25,481

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Shiyue Daotian Group Co. Ltd., Class H	9,000	$4,715
	Shoucheng Holdings Ltd.	638,800	143,507
	Shougang Century Holdings Ltd.	65,200	13,781
	Shougang Fushan Resources Group Ltd.	956,375	292,126
††	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	609
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	61,400	37,106
*	Shui On Land Ltd.	1,050,500	72,416
	Sichuan Changhong Electric Co. Ltd., Class A	41,000	42,141
*	Sichuan Chengfei Integration Technology Corp., Class A	7,200	24,381
	Sichuan Chuantou Energy Co. Ltd., Class A	13,700	32,099
	Sichuan Development Lomon Co. Ltd., Class A	25,300	31,763
	Sichuan EM Technology Co. Ltd., Class A	25,000	127,334
#	Sichuan Expressway Co. Ltd., Class H	138,000	85,050
	Sichuan Furong Technology Co. Ltd., Class A	16,016	21,547
*	Sichuan Haite High-tech Co. Ltd., Class A	12,300	17,027
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	72,887
*	Sichuan Hexie Shuangma Co. Ltd., Class A	19,600	61,522
*	Sichuan Hongda Co. Ltd., Class A	21,100	39,209
	Sichuan Injet Electric Co. Ltd., Class A	3,900	25,260
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	6,896
		Shares	Value»
CHINA — (Continued)
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	18,819	$121,367
*	Sichuan Lutianhua Co. Ltd., Class A	47,700	25,426
	Sichuan New Energy Power Co. Ltd., Class A	29,900	54,194
	Sichuan Road & Bridge Group Co. Ltd., Class A	53,100	70,968
	Sichuan Swellfun Co. Ltd., Class A	11,800	51,193
	Sichuan Teway Food Group Co. Ltd., Class A	26,500	59,534
	Sichuan Yahua Industrial Group Co. Ltd., Class A	19,900	51,623
	Sihuan Pharmaceutical Holdings Group Ltd.	589,000	67,490
	SIIC Environment Holdings Ltd. (SIIC SP)	402,300	51,087
Ω	Simcere Pharmaceutical Group Ltd.	265,000	416,948
	Sineng Electric Co. Ltd., Class A	4,200	15,414
	Sino Biopharmaceutical Ltd.	1,321,250	847,695
*	Sinocare, Inc., Class A	5,900	14,285
*	Sinochem International Corp., Class A	35,500	24,082
	Sinofert Holdings Ltd.	874,000	144,651
	Sinofibers Technology Co. Ltd., Class A	6,000	21,675
	Sinolink Securities Co. Ltd., Class A	26,600	34,447
	Sinoma International Engineering Co., Class A	56,100	66,200
	Sinoma Science & Technology Co. Ltd., Class A	22,750	145,135
	Sinomach Automobile Co. Ltd., Class A	35,400	27,514
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	59,800	29,472

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinomach Precision Industry Group Co. Ltd., Class A	9,500	$59,274
	Sinomine Resource Group Co. Ltd., Class A	8,520	59,348
	Sinopec Engineering Group Co. Ltd., Class H	422,000	292,200
	Sinopec Kantons Holdings Ltd.	258,000	122,589
*	Sinopec Oilfield Equipment Corp., Class A	29,400	22,927
#*	Sinopec Oilfield Service Corp., Class H	696,000	57,410
#*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	672,000	96,993
	Sinopharm Group Co. Ltd., Class H	364,400	808,091
	Sino-Platinum Metals Co. Ltd., Class A	20,919	56,887
	Sinoseal Holding Co. Ltd., Class A	2,800	12,336
	Sinosoft Co. Ltd., Class A	7,900	16,424
	Sinosteel Engineering & Technology Co. Ltd., Class A	37,900	29,331
	Sinosteel New Materials Co. Ltd., Class A	24,200	28,785
*	Sino-Synergy Hydrogen Energy Technology Jiaxing Co. Ltd., Class H	2,500	771
	Sinotrans Ltd., Class H	616,000	370,609
	Sinotruk Hong Kong Ltd.	254,500	1,319,081
	Sinotruk Jinan Truck Co. Ltd., Class A	13,400	46,071
*	Sipai Health Technology Co. Ltd.	72,600	12,244
	Sirio Pharma Co. Ltd., Class A	7,713	19,622
	Skshu Paint Co. Ltd., Class A	10,152	35,199
	Skyworth Digital Co. Ltd., Class A	21,087	29,493
*	Skyworth Group Ltd.	184,000	102,463
#Ω	Smoore International Holdings Ltd.	179,000	210,118
		Shares	Value»
CHINA — (Continued)
	Snowsky Salt Industry Group Co. Ltd., Class A	42,600	$33,735
*	SOHO China Ltd.	585,500	25,414
	Sokan New Materials Group Co. Ltd., Class A	5,390	14,754
	Solareast Holdings Co. Ltd., Class A	15,000	15,206
	Songcheng Performance Development Co. Ltd., Class A	76,400	71,344
	Sonoscape Medical Corp., Class A	4,600	13,802
	SooChow Securities Co. Ltd., Class A	38,420	46,200
*	South Manganese Investment Ltd.	358,000	17,637
	Southern Publishing & Media Co. Ltd., Class A	25,700	45,739
	Southwest Securities Co. Ltd., Class A	71,900	44,534
	SPIC Green Energy Co. Ltd., Class A	44,000	35,507
	Spring Airlines Co. Ltd., Class A	7,600	52,998
#	SSY Group Ltd.	301,026	91,230
	Stanley Agricultural Group Co. Ltd., Class A	43,300	57,468
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	78,300	53,023
	StarPower Semiconductor Ltd., Class A	1,800	21,404
	State Grid Information & Communication Co. Ltd., Class A	28,000	64,868
	State Grid Yingda Co. Ltd., Class A	43,200	32,685
	STO Express Co. Ltd., Class A	47,000	98,014
	Sumavision Technologies Co. Ltd., Class A	15,900	10,689
	Sumec Corp. Ltd., Class A	52,100	86,208
#	Sun Art Retail Group Ltd.	544,000	82,687
	Sun King Technology Group Ltd.	370,000	64,263

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunflower Pharmaceutical Group Co. Ltd., Class A	16,400	$32,878
	Sungrow Power Supply Co. Ltd., Class A	8,260	127,024
	Sunny Optical Technology Group Co. Ltd.	207,300	1,481,606
	Sunresin New Materials Co. Ltd., Class A	5,064	43,903
	Sunrise Group Co. Ltd., Class A	25,800	22,445
#*	Sunshine Lake Pharma Co. Ltd., Class H	31,949	170,121
	Sunstone Development Co. Ltd., Class A	24,000	60,558
	Suntak Technology Co. Ltd., Class A	25,700	42,428
	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	38,213
	Sunwoda Electronic Co. Ltd., Class A	14,382	40,595
	Suofeiya Home Collection Co. Ltd., Class A	11,900	15,233
	SUPCON Technology Co. Ltd., Class A	4,279	58,933
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	28,361
*	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,200	411,115
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	34,415
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	16,528
	Suzhou Maxwell Technologies Co. Ltd., Class A	2,300	50,659
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	20,200	19,274
	Suzhou Secote Precision Electronic Co. Ltd., Class A	10,192	58,083
		Shares	Value»
CHINA — (Continued)
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	10,000	$18,334
	Suzhou Sushi Testing Group Co. Ltd., Class A	19,300	40,664
	Suzhou TFC Optical Communication Co. Ltd., Class A	6,804	171,607
	Suzhou TZTEK Technology Co. Ltd., Class A	3,095	31,396
	SY Holdings Group Ltd.	99,500	90,693
	Symphony Holdings Ltd.	450,000	75,114
*	SYoung Group Co. Ltd., Class A	8,100	24,261
*	Taiji Computer Corp. Ltd., Class A	15,519	33,874
*	Tangrenshen Group Co. Ltd., Class A	38,200	20,368
	TangShan Port Group Co. Ltd., Class A	100,337	72,083
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	52,232
*	Tansun Technology Co. Ltd., Class A	8,100	17,877
#*	Tanwan, Inc.	38,600	50,320
	Tasly Pharmaceutical Group Co. Ltd., Class A	14,300	34,152
	Tayho Advanced Materials Group Co. Ltd., Class A	20,300	34,252
	TBEA Co. Ltd., Class A	43,150	133,904
	TCL Electronics Holdings Ltd.	364,666	750,332
	TCL Technology Group Corp., Class A	198,400	138,923
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	20,375	26,591
*	TDG Holdings Co. Ltd., Class A	44,400	108,976
*††	Tech-Pro, Inc.	1,538,000	0
*	Telling Telecommunication Holding Co. Ltd., Class A	9,300	11,606

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ten Pao Group Holdings Ltd.	128,000	$27,411
	Tencent Holdings Ltd.	420,100	25,669,364
	Tencent Music Entertainment Group, ADR	105,403	996,058
	Tencent Music Entertainment Group, Class A	19,000	91,414
	Three Squirrels, Inc., Class A	13,400	36,161
	Three's Co. Future Technology Group Co. Ltd., Class A	3,700	18,946
	Thunder Software Technology Co. Ltd., Class A	1,190	10,673
	Tian An China Investment Co. Ltd.	148,000	67,435
	Tian Di Science & Technology Co. Ltd., Class A	67,200	49,109
#	Tian Lun Gas Holdings Ltd.	35,500	12,089
	Tiande Chemical Holdings Ltd.	60,000	8,786
*	Tianfeng Securities Co. Ltd., Class A	75,500	41,532
	Tiangong International Co. Ltd.	390,000	146,016
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,000	15,758
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	94,000	45,896
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	39,389
	Tianjin Development Holdings Ltd.	46,000	12,559
	Tianjin Port Co. Ltd., Class A	65,600	43,064
	Tianjin Port Development Holdings Ltd.	682,000	53,994
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	17,400	43,848
*	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	34,500	18,039
		Shares	Value»
CHINA — (Continued)
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	65,400	$50,397
*	Tianma Microelectronics Co. Ltd., Class A	73,200	70,098
	Tianneng Battery Group Co. Ltd., Class A	7,253	24,276
	Tianneng Power International Ltd.	218,000	140,926
*	Tianqi Lithium Corp., Class H	37,000	157,605
	Tianrun Industry Technology Co. Ltd., Class A	31,800	39,473
	Tianshan Aluminum Group Co. Ltd., Class A	91,100	178,425
*	TianShan Material Co. Ltd., Class A	27,200	15,434
	Tianshui Huatian Technology Co. Ltd., Class A	31,900	73,127
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	8,800	27,357
	Tibet Mineral Development Co. Ltd., Class A	7,100	23,421
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	12,680	72,639
	Time Interconnect Technology Ltd.	224,000	375,575
	Tinergy Chemical Co. Ltd., Class A	65,975	45,329
	Tingyi Cayman Islands Holding Corp.	594,000	899,619
*	Titan Wind Energy Suzhou Co. Ltd., Class A	41,700	39,414
	TK Group Holdings Ltd.	68,000	14,756
	TKD Science & Technology Co. Ltd., Class A	12,400	54,866
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	31,188
	Toly Bread Co. Ltd., Class A	30,200	19,381
	Tomson Group Ltd.	42,541	12,343

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Tong Ren Tang Technologies Co. Ltd., Class H	155,000	$69,533
	Tongcheng Travel Holdings Ltd.	351,600	640,080
	Tongdao Liepin Group	125,600	34,400
	TongFu Microelectronics Co. Ltd., Class A	15,500	130,262
#	Tongguan Gold Group Ltd.	298,000	78,287
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	39,500	48,931
	Tongkun Group Co. Ltd., Class A	23,600	78,302
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	49,767
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,150	141,418
*	Tongwei Co. Ltd., Class A	31,488	54,488
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	33,559
	Topchoice Medical Corp., Class A	9,662	52,804
*	Topsec Technologies Group, Inc., Class A	21,200	20,676
Ω	Topsports International Holdings Ltd.	667,000	115,325
#	Towngas Smart Energy Co. Ltd.	153,827	68,658
*	TPV Technology Co. Ltd., Class A	145,100	48,154
*Ω	Transcenta Holding Ltd.	24,500	3,373
	Transfar Zhilian Co. Ltd., Class A	24,400	17,452
	TravelSky Technology Ltd., Class H	255,000	281,275
	Triangle Tyre Co. Ltd., Class A	12,900	25,345
*	Trina Solar Co. Ltd., Class A	17,183	34,579
*	Trip.com Group Ltd. (9961 HK)	51,300	2,403,429
	Triumph Science & Technology Co. Ltd., Class A	17,500	38,857
		Shares	Value»
CHINA — (Continued)
	Truking Technology Ltd., Class A	19,000	$23,716
	Tsinghua Tongfang Co. Ltd., Class A	33,600	35,388
	Tsingtao Brewery Co. Ltd., Class H	120,000	713,439
	TSP Wind Power Group Co. Ltd., Class A	23,500	26,693
#*Ω	Tuhu Car, Inc.	49,300	76,061
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	114,400	0
	Tungkong, Inc., Class A	14,100	16,929
	Tuya, Inc., ADR	14,431	24,244
	Unilumin Group Co. Ltd., Class A	33,796	25,440
#	Uni-President China Holdings Ltd.	499,000	479,984
	Unisplendour Corp. Ltd., Class A	13,200	68,059
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	77,248
*	UTour Group Co. Ltd., Class A	26,900	20,626
	V V Food & Beverage Co. Ltd., Class A	43,600	20,797
	Valiant Co. Ltd., Class A	20,600	38,988
	Vatti Corp. Ltd., Class A	23,800	17,097
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	6,100	16,986
*	Venustech Group, Inc., Class A	9,800	20,340
	Victory Giant Technology Huizhou Co. Ltd., Class A	8,600	242,691
	Vipshop Holdings Ltd., ADR	133,611	2,049,593
*Ω	Viva Biotech Holdings	427,500	70,784
#*	Vnet Group, Inc., ADR	37,929	271,951
*	VOYAH Automobile Technology Co. Ltd., Class H	239,445	88,416
	Walvax Biotechnology Co. Ltd., Class A	26,000	47,470
*	Wangfujing Group Co. Ltd., Class A	21,200	32,927

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wangneng Environment Co. Ltd., Class A	21,400	$45,445
	Wangsu Science & Technology Co. Ltd., Class A	22,500	46,848
#	Wanguo Gold Group Ltd.	328,000	441,239
	Wanhua Chemical Group Co. Ltd., Class A	31,100	342,836
	Want Want China Holdings Ltd.	1,122,000	482,879
	Wanxiang Qianchao Co. Ltd., Class A	35,900	59,626
	Warom Technology, Inc. Co., Class A	15,800	38,343
	Wasion Holdings Ltd.	212,000	477,140
	Wasu Media Holding Co. Ltd., Class A	49,200	50,961
	Weibo Corp. (9898 HK), Class A	12,600	102,038
	Weichai Power Co. Ltd., Class H	583,000	2,437,640
	Weifu High-Technology Group Co. Ltd., Class A	15,900	42,195
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,900	21,077
	Weihai Guangwei Composites Co. Ltd., Class A	18,660	71,518
	Weilong Delicious Global Holdings Ltd.	207,600	224,006
*	Wellhope Foods Co. Ltd., Class A	19,600	18,207
*	Wencan Group Co. Ltd., Class A	9,300	19,824
	Wens Foodstuff Group Co. Ltd., Class A	47,100	98,303
	Wenzhou Yihua Connector Co. Ltd., Class A	4,700	36,135
#	West China Cement Ltd.	784,000	179,093
	Western Metal Materials Co. Ltd., Class A	12,100	58,143
	Western Mining Co. Ltd., Class A	45,700	260,130
	Western Region Gold Co. Ltd., Class A	15,600	58,907
		Shares	Value»
CHINA — (Continued)
	Western Securities Co. Ltd., Class A	26,100	$26,132
	Wharf Holdings Ltd.	276,000	691,006
	Willfar Information Technology Co. Ltd., Class A	6,961	30,854
*	Winall Hi-Tech Seed Co. Ltd., Class A	6,039	4,576
	Windey Energy Technology Group Co. Ltd., Class A	24,290	42,445
	Winner Medical Co. Ltd., Class A	9,300	42,260
*	Wison Engineering Services Co. Ltd., Class C	122,000	7,030
	Wolong Electric Group Co. Ltd., Class A	4,460	20,948
	Wuchan Zhongda Group Co. Ltd., Class A	70,600	52,689
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	2,600	38,111
	Wuhan East Lake High Technology Group Co. Ltd., Class A	8,600	10,558
*	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	16,612
*	Wuhan P&S Information Technology Co. Ltd., Class A	14,000	23,919
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	6,000	28,294
	Wuhu Token Science Co. Ltd., Class A	50,200	49,457
	Wuliangye Yibin Co. Ltd., Class A	8,600	99,347
	Wuling Motors Holdings Ltd.	320,000	16,292
	WUS Printed Circuit Kunshan Co. Ltd., Class A	5,300	81,401
	Wushang Group Co. Ltd., Class A	15,200	16,309
Ω	WuXi AppTec Co. Ltd., Class H	49,539	1,015,908
	Wuxi Best Precision Machinery Co. Ltd., Class A	12,500	38,825

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Wuxi Biologics Cayman, Inc.	885,000	$4,367,919
	Wuxi Boton Technology Co. Ltd., Class A	6,600	18,877
	Wuxi Chipown Micro-Electronics Ltd., Class A	2,196	21,085
*	Wuxi DK Electronic Materials Co. Ltd., Class A	4,400	33,222
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	28,200	66,843
	Wuxi Longsheng Technology Co. Ltd., Class A	8,680	26,994
	Wuxi NCE Power Co. Ltd., Class A	6,440	46,280
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	36,175
	Wuxi Rural Commercial Bank Co. Ltd., Class A	72,400	60,612
	Wuxi Taiji Industry Ltd. Co., Class A	34,100	86,697
*	WuXi XDC Cayman, Inc.	41,500	273,748
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	22,147
	XCMG Construction Machinery Co. Ltd., Class A	97,300	129,173
	XD, Inc.	53,200	322,990
	XGD, Inc., Class A	13,300	38,801
	Xiamen Amoytop Biotech Co. Ltd., Class A	9,019	77,986
	Xiamen Bank Co. Ltd., Class A	73,700	85,134
	Xiamen C & D, Inc., Class A	29,400	39,108
	Xiamen Changelight Co. Ltd., Class A	23,300	56,890
	Xiamen Faratronic Co. Ltd., Class A	2,600	52,677
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	4,200	19,832
	Xiamen International Airport Co. Ltd., Class A	18,700	41,237
		Shares	Value»
CHINA — (Continued)
	Xiamen Intretech, Inc., Class A	22,000	$71,240
	Xiamen ITG Group Corp. Ltd., Class A	48,620	42,525
	Xiamen Jihong Technology Co. Ltd., Class A	16,700	43,293
	Xiamen Kingdomway Group Co., Class A	12,523	26,246
	Xiamen Leading Optics Co. Ltd., Class A	4,900	20,394
	Xiamen Tungsten Co. Ltd., Class A	33,400	232,424
	Xiamen Xiangyu Co. Ltd., Class A	73,200	72,723
	Xi'an Bright Laser Technologies Co. Ltd., Class A	3,157	38,075
*	Xian International Medical Investment Co. Ltd., Class A	27,700	17,461
	Xi'an Manareco New Materials Co. Ltd., Class A	4,416	23,453
	Xi'An Shaangu Power Co. Ltd., Class A	34,300	48,755
	Xi'an Triangle Defense Co. Ltd., Class A	9,400	29,598
	Xiandai Investment Co. Ltd., Class A	58,000	32,312
*	Xiangcai Co. Ltd., Class A	34,400	44,448
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	12,400	16,792
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	18,500	33,820
	Xianhe Co. Ltd., Class A	8,000	23,216
*Ω	Xiaomi Corp., Class B	649,000	2,381,494
	Xin Point Holdings Ltd.	102,000	50,741
	Xinfengming Group Co. Ltd., Class A	40,600	117,526
	Xingfa Aluminium Holdings Ltd.	55,000	46,784
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	89,000	113,144
	Xinhuanet Co. Ltd., Class A	11,869	29,230

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,300	$41,004
*	Xinjiang Daqo New Energy Co. Ltd., Class A	6,700	17,973
	Xinjiang Joinworld Co. Ltd., Class A	30,300	40,461
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	50,900	26,096
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	5,280	20,259
#	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	64,814
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	38,900	44,484
*	Xinte Energy Co. Ltd., Class H	79,200	39,211
	Xinxiang Chemical Fiber Co. Ltd., Class A	59,700	52,591
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	64,700	37,145
	Xinyi Energy Holdings Ltd.	679,704	77,921
#	Xinyi Solar Holdings Ltd.	1,453,882	408,128
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	42,137
	Xinzhi Group Co. Ltd., Class A	7,900	18,517
	Xizang Zhufeng Resources Co. Ltd., Class A	13,500	25,571
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	12,100	24,790
#*	XPeng, Inc., Class A	121,600	788,734
#	Xtep International Holdings Ltd.	473,791	228,339
	Xuji Electric Co. Ltd., Class A	11,600	39,203
#*	Xunlei Ltd., ADR	27,524	146,978
Ω	Yadea Group Holdings Ltd.	343,501	470,794
	Yangling Metron New Material, Inc., Class A	9,988	23,373
		Shares	Value»
CHINA — (Continued)
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	36,500	$442,731
	Yankershop Food Co. Ltd., Class A	8,560	65,955
	Yankuang Energy Group Co. Ltd., Class H	990,900	1,508,353
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	9,500	25,135
	Yantai China Pet Foods Co. Ltd., Class A	10,800	53,212
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	24,484
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,300	50,203
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,900	357,112
	YanTai Shuangta Food Co. Ltd., Class A	35,700	22,281
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	12,800	21,127
*	Yatsen Holding Ltd., ADR	18,246	62,584
#*	Yeahka Ltd.	61,600	38,692
	Yealink Network Technology Corp. Ltd., Class A	5,980	34,444
	Yechiu Metal Recycling China Ltd., Class A	72,100	33,064
	Yeebo International Holdings Ltd.	20,000	8,028
	YGSOFT, Inc., Class A	22,752	18,680
*	YH Entertainment Group	42,000	10,378
*	Yibin Tianyuan Group Co. Ltd., Class A	18,531	15,977
	Yifan Pharmaceutical Co. Ltd., Class A	25,000	38,016
	Yifeng Pharmacy Chain Co. Ltd., Class A	14,396	48,484
	Yihai International Holding Ltd.	213,000	422,069
*	Yijiahe Technology Co. Ltd., Class A	5,100	16,723

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yindu Kitchen Equipment Co. Ltd., Class A	9,715	$15,551
	Yiren Digital Ltd., Sponsored ADR	26,711	29,649
Ω	Yixin Group Ltd.	685,500	116,801
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	22,316
	Yizumi Holdings Co. Ltd., Class A	15,200	48,062
	Yonfer Agricultural Technology Co. Ltd., Class A	33,700	69,866
*	Yonghui Superstores Co. Ltd., Class A	71,500	34,822
	Yongjin Technology Group Co. Ltd.	14,800	44,475
	YongXing Special Materials Technology Co. Ltd., Class A	7,850	52,427
*	Yonyou Network Technology Co. Ltd., Class A	4,300	7,081
	Yotrio Group Co. Ltd., Class A	69,200	27,666
*	Youcare Pharmaceutical Group Co. Ltd., Class A	8,600	15,615
#*	Youdao, Inc., ADR	7,669	128,839
	Youngor Fashion Co. Ltd., Class A	19,120	22,259
	Youngy Co. Ltd., Class A	2,300	20,972
*	Youzu Interactive Co. Ltd., Class A	21,200	35,498
#	YSB, Inc.	31,600	12,827
	YTO Express Group Co. Ltd., Class A	35,300	98,607
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	28,400	35,365
*	YuanShengTai Dairy Farm Ltd.	158,000	6,469
#	Yuexiu Property Co. Ltd.	421,800	194,632
	Yuexiu Transport Infrastructure Ltd.	154,000	72,968
*	Yueyang Forest & Paper Co. Ltd., Class A	32,100	16,023
		Shares	Value»
CHINA — (Continued)
	Yum China Holdings, Inc. (9987 HK)	13,600	$644,429
	Yum China Holdings, Inc. (YUMC US)	53,460	2,575,703
	YUNDA Holding Group Co. Ltd., Class A	95,010	97,418
	Yunnan Aluminium Co. Ltd., Class A	53,300	210,683
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	38,400
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	85,300	115,623
	Yunnan Copper Co. Ltd., Class A	30,100	70,686
	Yunnan Energy Investment Co. Ltd., Class A	17,100	24,293
*	Yunnan Energy New Material Group Co. Ltd., Class A	5,400	42,090
	Yunnan Nantian Electronics Information Co. Ltd., Class A	7,700	18,033
	Yunnan Tin Co. Ltd., Class A	46,900	236,559
	Yunnan Yuntianhua Co. Ltd., Class A	14,000	61,857
	Yusys Technologies Co. Ltd., Class A	12,200	30,037
	Yutong Bus Co. Ltd., Class A	21,740	103,747
	Zanyu Technology Group Co. Ltd., Class A	13,200	18,951
	ZCZL Industrial Technology Group Co. Ltd., Class H	99,800	179,006
	Zengame Technology Holding Ltd.	116,000	35,786
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,800	37,228
	Zhaojin Mining Industry Co. Ltd., Class H	381,000	1,032,823
	Zhefu Holding Group Co. Ltd., Class A	97,600	66,631
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,500	31,281

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	21,500	$23,599
	Zhejiang Century Huatong Group Co. Ltd., Class A	75,080	150,601
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,600	72,617
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	1,600	15,271
	Zhejiang China Commodities City Group Co. Ltd., Class A	20,000	37,954
	Zhejiang Chint Electrics Co. Ltd., Class A	20,002	74,755
	Zhejiang Communications Technology Co. Ltd., Class A	82,620	44,180
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,500	30,554
	Zhejiang Crystal-Optech Co. Ltd., Class A	9,400	35,211
	Zhejiang Dahua Technology Co. Ltd., Class A	21,744	53,796
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	25,100	40,519
	Zhejiang Dingli Machinery Co. Ltd., Class A	8,780	76,820
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	24,000	37,542
	Zhejiang Expressway Co. Ltd., Class H	253,240	224,244
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	8,900	16,382
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	19,500	23,622
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	66,596	50,097
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hailiang Co. Ltd., Class A	40,100	$109,185
	Zhejiang Hailide New Material Co. Ltd., Class A	35,500	28,171
	Zhejiang HangKe Technology, Inc. Co., Class A	13,537	41,922
	Zhejiang Hangmin Co. Ltd., Class A	41,300	40,930
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	28,565
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	38,500	65,980
	Zhejiang Huace Film & Television Co. Ltd., Class A	30,900	31,942
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	32,200	79,757
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	9,600	15,655
	Zhejiang Huangma Technology Co. Ltd., Class A	24,000	46,324
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	13,500	15,394
	Zhejiang Huayou Cobalt Co. Ltd., Class A	16,980	100,482
	Zhejiang International Group Co. Ltd., Class A	22,100	31,107
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	40,378
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	12,100	44,097
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	14,600	130,210
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	5,800	11,503

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	19,300	$110,044
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	50,944
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	24,500	73,260
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	21,000	45,301
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	20,500	43,818
	Zhejiang Juhua Co. Ltd., Class A	10,400	60,776
	Zhejiang Lante Optics Co. Ltd., Class A	9,195	80,796
	Zhejiang Longsheng Group Co. Ltd., Class A	34,600	68,024
	Zhejiang Medicine Co. Ltd., Class A	26,043	46,691
	Zhejiang NHU Co. Ltd., Class A	22,076	98,138
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	5,296	14,834
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	21,900	38,935
	Zhejiang Runtu Co. Ltd., Class A	37,200	75,520
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,500	63,912
	Zhejiang Semir Garment Co. Ltd., Class A	38,500	35,454
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	38,980	29,283
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	5,100	28,972
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	20,160	47,296
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	18,550
		Shares	Value»
CHINA — (Continued)
	Zhejiang Sunoren Solar Technology Co. Ltd.	15,200	$16,197
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	42,400	35,507
	Zhejiang Supor Co. Ltd., Class A	4,250	27,458
	Zhejiang Taihua New Material Group Co. Ltd., Class A	22,900	29,212
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	21,698
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	20,700	32,570
	Zhejiang Wanliyang Co. Ltd., Class A	40,300	33,612
	Zhejiang Wanma Co. Ltd., Class A	31,700	48,676
	Zhejiang Wansheng Co. Ltd., Class A	14,800	21,698
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	38,852	88,018
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	40,300	63,398
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	37,100	48,161
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	13,900	48,736
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	20,100	25,528
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	40,420	61,834
	Zhejiang Xinao Textiles, Inc., Class A	22,230	19,277
	Zhejiang Xinhua Chemical Co. Ltd., Class A	8,100	32,608
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	13,233
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	133,724

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	11,200	$52,070
*	Zhejiang Yongtai Technology Co. Ltd., Class A	9,900	26,705
	Zhende Medical Co. Ltd., Class A	9,000	121,278
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	45,400	30,272
	Zheshang Securities Co. Ltd., Class A	36,500	51,688
*	Zhewen Interactive Group Co. Ltd., Class A	31,700	36,696
*	Zhihu, Inc.	8,000	8,616
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	277,400	392,637
	Zhongji Innolight Co. Ltd., Class A	2,240	298,290
	Zhongjin Gold Corp. Ltd., Class A	38,900	132,962
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	12,800	41,418
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	57,560
*	Zhongsheng Group Holdings Ltd.	225,500	130,456
	Zhongtai Securities Co. Ltd., Class A	67,600	56,517
*††	Zhongtian Financial Group Co. Ltd., Class A	187,255	0
	Zhongtong Bus Holding Co. Ltd., Class A	28,300	43,494
	Zhongyin Babi Food Co. Ltd., Class A	6,600	19,004
#	Zhongyu Energy Holdings Ltd.	116,477	36,485
#Ω	Zhongyuan Bank Co. Ltd., Class H	250,000	8,925
	Zhongyuan Environment-Protection Co. Ltd., Class A	40,400	44,519
Ω	Zhou Hei Ya International Holdings Co. Ltd.	279,000	46,262
		Shares	Value»
CHINA — (Continued)
	Zhuhai Enpower Electric Co. Ltd., Class A	4,600	$13,566
	Zhuhai Huafa Properties Co. Ltd., Class A	55,300	20,895
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	122,800	527,162
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	2,900	20,396
	Zhuzhou Kibing Group Co. Ltd., Class A	50,200	42,141
*	Zhuzhou Smelter Group Co. Ltd., Class A	29,300	98,464
	Zhuzhou Times New Material Technology Co. Ltd., Class A	24,200	40,023
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	62,500	46,726
	Zijin Mining Group Co. Ltd., Class H	716,000	3,040,121
	ZJAMP Group Co. Ltd., Class A	23,700	27,779
Ω	ZJLD Group, Inc.	16,600	16,867
	ZJMI Environmental Energy Co. Ltd., Class A	19,700	35,264
	Zkteco Co. Ltd., Class A	4,000	13,939
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	392,932
#	ZTE Corp., Class H	54,160	171,399
	ZTO Express Cayman, Inc. (2057 HK)	98,200	2,350,043
	ZTO Express Cayman, Inc. (ZTO US), ADR	28,315	680,126
	ZWSOFT Co. Ltd. Guangzhou, Class A	2,547	18,174
#Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	24,000	58,252
TOTAL CHINA			379,734,666
COLOMBIA — (0.1%)
	Almacenes Exito SA	52,387	78,040
	Banco de Bogota SA	1,351	16,597
	Celsia SA	65,481	103,980

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Cementos Argos SA	72,544	$253,385
*	Corp. Financiera Colombiana SA	43,825	284,757
	Grupo Argos SA	30,212	161,832
	Grupo Cibest SA CIB US, ADR	7,094	656,337
	Grupo Cibest SA CIBEST CB	12,889	365,302
	Grupo de Inversiones Suramericana SA	15,445	269,050
	Grupo Energia Bogota SA ESP	88,951	80,774
	Interconexion Electrica SA ESP	24,653	233,636
	Mineros SA	44,303	223,269
	Organizacion Terpel SA	21,969	123,945
	Promigas SA ESP	11,599	24,448
TOTAL COLOMBIA			2,875,352
CZECH REPUBLIC — (0.0%)
	CEZ AS	12,725	819,722
	Komercni Banka AS	9,798	490,681
Ω	Moneta Money Bank AS	91,157	834,912
	Philip Morris CR AS	132	118,008
TOTAL CZECH REPUBLIC			2,263,323
DENMARK — (1.3%)
	AL Sydbank	28,208	2,716,239
	ALK-Abello AS	43,956	1,503,400
	Alm Brand AS	345,580	908,838
#	Ambu AS, Class B	31,708	354,401
#	AP Moller - Maersk AS (MAERSKA DC), Class A	328	856,511
	AP Moller - Maersk AS (MAERSKB DC), Class B	476	1,281,826
*	Bang & Olufsen AS	38,004	54,627
*	Bavarian Nordic AS	24,100	660,624
#*	Bioporto AS	51,729	9,445
	Carlsberg AS, Class B	20,030	2,949,511
	cBrain AS	2,762	21,167
#	Chemometec AS	1,671	111,527
	Coloplast AS, Class B	9,187	607,534
#	Columbus AS	22,994	35,179
	D/S Norden AS	11,411	594,206
	Danske Bank AS	88,541	5,095,505
*	Demant AS	21,349	924,068
*	Dfds AS	7,115	136,476
	DSV AS	13,984	3,022,261
	FLSmidth & Co. AS	15,154	1,137,201
#	Foroya Banki P	1,557	68,469
		Shares	Value»
DENMARK — (Continued)
#*	Genmab AS (GMAB DC)	10,656	$3,067,206
#*	GN Store Nord AS	40,941	617,668
#	GronlandsBANKEN AS	63	10,767
	H Lundbeck AS (HLUNA DC), Class A	15,876	88,230
	H Lundbeck AS (HLUNB DC)	86,724	554,846
#*	H&H International AS, Class B	6,579	105,101
	Harboes Bryggeri AS, Class B	361	6,474
#*	Huscompagniet AS	6,484	34,423
	ISS AS	49,193	2,180,299
	Jeudan AS	1,549	48,958
	Jyske Bank AS	23,137	3,672,425
#	Matas AS	12,790	178,228
#	MT Hoejgaard Holding AS	809	33,036
#*Ω	Netcompany Group AS	13,978	697,611
*	NKT AS	21,035	2,871,013
	Novo Nordisk AS (NOVOB DC), Class B	260,349	12,314,918
	Novonesis Novozymes B, Class B	46,811	3,048,477
#*	NTG Nordic Transport Group AS, Class A	4,870	191,173
*Ω	Orsted AS	13,671	304,800
	Pandora AS	22,639	2,835,048
	Parken Sport & Entertainment AS	2,257	70,507
	Per Aarsleff Holding AS	8,213	914,775
	Ringkjoebing Landbobank AS	10,234	2,749,960
#	Rockwool AS ROCKA DC, Class A	18,729	630,917
	Rockwool AS ROCKB DC, Class B	33,340	1,065,247
	Royal Unibrew AS	17,853	1,339,262
*	RTX AS	240	3,568
Ω	Scandinavian Tobacco Group AS, Class A	12,858	142,734
	Schouw & Co. AS	5,347	511,548
	SJF Bank AS	3,144	203,053
	Skjern Bank	268	15,371
#*	Solar AS, Class B	1,720	58,102
	SP Group AS	2,778	203,681
#	Tivoli AS	821	79,670
	TORM PLC, Class A	17,850	544,233
*	Trifork Group AG	3,928	67,854
	Tryg AS	64,674	1,539,086

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	UIE PLC	4,804	$270,201
	Vestas Wind Systems AS	122,310	3,292,274
*	Zealand Pharma AS	17,338	815,047
TOTAL DENMARK			70,426,806
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	105,579	287,410
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	58,904	159,336
	EFG Holding SAE (EFGZF US), GDR	10,327	10,327
TOTAL EGYPT			457,073
FINLAND — (1.1%)
	Aktia Bank OYJ	20,181	279,527
	Alandsbanken Abp, Class B	331	16,705
	Alma Media OYJ	9,053	141,719
	Anora Group OYJ	12,222	51,335
	Aspo OYJ	3,423	24,826
	Atria OYJ	5,381	97,311
#	Bittium OYJ	6,855	225,569
*	Componenta OYJ	1,558	12,269
	Digia OYJ	4,257	29,429
#	Elisa OYJ	34,933	1,408,806
Ω	Enento Group OYJ	3,284	57,387
	eQ OYJ	496	5,462
#	Evli OYJ, Class B	1,046	30,053
	Finnair OYJ	8,706	48,352
#	Fiskars OYJ Abp	7,723	115,711
	Fortum OYJ	104,535	2,376,473
#	F-Secure OYJ	31,078	66,300
	Gofore OYJ	2,086	25,387
#	Harvia OYJ	5,540	264,304
	Hiab OYJ	15,100	1,026,155
	HKFoods OYJ	14,967	28,106
	Huhtamaki OYJ	24,542	875,242
*	Incap OYJ	4,186	35,066
	Kalmar OYJ, Class B	15,100	671,478
	Kemira OYJ	29,393	576,922
	Kesko OYJ (KESKOA FH), Class A	26,904	656,643
#	Kesko OYJ (KESKOB FH), Class B	108,737	2,709,435
	Kone OYJ, Class B	38,898	2,244,296
	Konecranes OYJ	77,643	2,422,133
	Lassila & Tikanoja OYJ	7,825	60,702
*	Lindex Group OYJ	23,214	61,225
	Lumo Kodit OYJ	21,347	193,924
		Shares	Value»
FINLAND — (Continued)
	Luotea PLC	10,839	$23,866
#	Mandatum OYJ	102,038	699,080
	Marimekko OYJ	10,194	124,059
#*	Metsa Board OYJ (METSB FH), Class B	30,592	103,723
	Metso OYJ	211,132	3,952,013
	Neste OYJ	88,435	3,133,993
#	NoHo Partners OYJ	1,855	16,285
	Nokia OYJ (NOKIA FH)	457,505	4,228,687
	Nokia OYJ (NOKIA FP)	66,112	606,694
#	Nokian Renkaat OYJ	16,921	297,775
	Nordea Bank Abp (NDA FH)	198,861	4,013,641
	Nordea Bank Abp (NDA SS)	201,732	4,074,522
	Olvi OYJ, Class A	5,575	212,964
	Oma Saastopankki OYJ	1,582	30,913
#	Oriola OYJ (OKDBV FH), Class B	42,960	44,409
	Orion OYJ (ORNAV FH), Class A	8,695	811,712
	Orion OYJ (ORNBV FH), Class B	43,783	4,093,148
	Outokumpu OYJ	105,671	636,376
	Pihlajalinna OYJ	4,982	59,028
	Ponsse OYJ	2,075	55,811
	Puuilo OYJ	27,624	545,265
	Raisio OYJ, Class V	27,644	82,180
#	Raute OYJ, Class A	732	12,849
#*	Remedy Entertainment OYJ	412	7,599
#*	Revenio Group OYJ	6,686	94,245
	Sampo OYJ, Class A	322,327	3,562,768
	Sanoma OYJ	30,643	312,888
	Scanfil OYJ	4,566	60,484
	Stora Enso OYJ, Class R	147,841	1,700,107
	Taaleri PLC	5,530	46,216
#Ω	Terveystalo OYJ	32,513	283,569
	Tieto OYJ	36,611	783,631
#	Tokmanni Group Corp.	13,564	114,316
	UPM-Kymmene OYJ	139,849	3,804,701
	Vaisala OYJ, Class A	6,965	441,678
#	Valmet OYJ	40,170	1,211,239
#	Verkkokauppa.com OYJ	2,768	11,243
	Wartsila OYJ Abp	90,607	3,072,690
*	YIT OYJ	35,894	121,295
TOTAL FINLAND			60,325,914
FRANCE — (4.8%)
*	74Software SA	4,569	200,332

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	ABC arbitrage	4,639	$27,724
	Accor SA	20,076	1,044,072
#	Aeroports de Paris SA	8,706	1,206,700
*	Air France-KLM	15,284	213,473
	Air Liquide SA	19,607	3,862,745
	Airbus SE	29,200	6,854,948
	AKWEL SADIR	4,438	33,789
*	Alstom SA	93,916	1,739,881
	Altamir	4,354	120,554
	Alten SA	7,917	688,488
Ω	Amundi SA	16,864	1,842,721
*Ω	Aramis Group SAS	2,715	12,237
	Arkema SA	16,742	1,140,341
	Assystem SA	2,173	105,208
	Aubay	2,507	160,198
	AXA SA	89,591	4,643,466
Ω	Ayvens SA	87,139	1,174,435
#*	Bastide le Confort Medical	1,156	31,219
	Beneteau SACA	12,120	84,278
	BioMerieux	6,068	483,668
	BNP Paribas SA	71,751	9,117,299
	Boiron SA	2,514	79,587
#	Bollore SE	141,009	629,731
	Bonduelle SCA	4,529	47,927
*††	Bourbon Corp. SA	4,401	0
	Bouygues SA	89,679	5,051,596
	Bureau Veritas SA	77,376	2,475,260
	Capgemini SE	23,020	2,736,174
	Carrefour SA	224,543	4,120,808
	CBo Territoria	9,164	41,287
*	Cegedim SA	1,770	20,560
	Cie de Saint-Gobain SA	68,911	6,476,744
	Cie des Alpes	7,870	185,421
	Cie Generale des Etablissements Michelin SCA	127,304	5,145,685
*	Clariane SE	30,469	140,522
	Coface SA	44,297	808,510
	Credit Agricole SA	85,531	1,911,229
	Danone SA	37,515	2,918,145
	Dassault Aviation SA	2,251	777,607
	Dassault Systemes SE	11,504	267,640
	Derichebourg SA	50,289	541,412
	Edenred SE	33,473	1,102,091
	Eiffage SA	31,274	4,444,960
	Electricite de Strasbourg SA	236	44,471
#Ω	Elior Group SA	30,598	74,958
	Elis SA	73,732	2,114,921
*	Emeis SA	20,907	352,900
	Engie SA	420,258	13,099,907
#	Equasens	1,128	42,613
#*	Eramet SA	1,826	91,151
	EssilorLuxottica SA	9,442	1,787,576
		Shares	Value»
FRANCE — (Continued)
	Etablissements Maurel et Prom SA	28,084	$264,172
	Eurazeo SE	9,150	503,117
*	Euroapi SA	10,711	12,117
	Eurofins Scientific SE	42,577	3,357,654
Ω	Euronext NV	16,351	2,989,679
*	Eutelsat Communications SACA	68,644	162,368
#	FDJ UNITED	32,349	818,494
*	Figeac Aero	2,158	27,248
	Fnac Darty SA (FNAC FP)	3,567	142,154
*	Forvia SE (1EO IM)	5,777	61,335
*	Forvia SE (FRVIA FP)	37,101	383,289
	Gaztransport Et Technigaz SA	14,585	3,296,490
	Getlink SE	27,616	589,125
	GL Events SACA	2,679	97,494
	Groupe Crit SA	1,179	72,823
#*	Guerbet	663	6,170
	Hermes International SCA	1,974	3,497,678
*	ID Logistics Group SACA	1,050	437,385
	Imerys SA	9,315	253,630
	Infotel SA	1,378	66,674
	Interparfums SA	4,204	119,336
	Ipsen SA	11,728	2,266,148
	IPSOS SA	18,653	770,644
	Jacquet Metals SACA	4,441	108,684
	JCDecaux SE	19,993	523,759
	Kaufman & Broad SA	4,006	117,309
	Kering SA	4,803	1,585,342
	Laurent-Perrier	647	64,198
#	Lectra	4,384	104,031
	Legrand SA	22,699	3,450,911
	Linedata Services	520	26,483
	LISI SA	3,575	262,564
	LNA Sante SA	1,914	76,708
	L'Oreal SA	11,503	5,123,381
	Lumibird	918	28,160
	LVMH Moet Hennessy Louis Vuitton SE	21,810	11,976,634
	Manitou BF SA	3,140	80,171
	Mersen SA	7,557	325,524
#	Metropole Television SA	5,004	70,004
#	Neurones	503	22,124
	Nexans SA	14,086	2,145,598
#*	Nexity SA	10,027	81,896
	North Atlantic Energies	1,013	78,008
	NRJ Group	4,228	32,939
#	Oeneo SA	5,165	54,566
	Opmobility	15,751	233,900
	Orange SA (ORA FP)	528,044	10,086,524

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Pernod Ricard SA	31,477	$2,453,106
*	Pierre Et Vacances SA	36,881	79,845
	Pluxee NV	20,911	343,295
	Publicis Groupe SA (PUB FP)	60,079	6,412,262
	Quadient SA	5,600	87,759
	Remy Cointreau SA	5,694	318,059
	Renault SA	50,029	1,579,729
	Rexel SA	77,184	3,202,804
	Robertet SA	211	194,248
	Rubis SCA	13,305	514,339
	SA d'Explosifs et de Produits Chimiques	118	35,999
	Safran SA	19,874	7,810,110
	Sanofi SA (SAN FP)	44,365	3,820,343
	Sartorius Stedim Biotech	1,285	248,442
	Savencia SA	1,562	114,269
	Schneider Electric SE (0NWV LI)	523	177,242
	Schneider Electric SE (SU FP)	16,920	5,684,871
	SCOR SE	45,740	1,809,527
	SEB SA	4,930	332,056
#	Seche Environnement SACA	864	80,942
#	SES SA	95,708	635,387
*Ω	SMCP SA	10,234	78,829
	Societe BIC SA	4,519	354,315
	Societe Generale SA	92,987	8,740,466
	Societe LDC SADIR	2,226	293,586
	Sodexo SA	20,955	1,377,933
*	SOITEC	3,311	403,353
#*	Solutions 30 SE	18,671	12,142
	Sopra Steria Group	5,084	1,079,140
	SPIE SA	52,060	2,799,825
	Stef SA	1,976	309,332
	STMicroelectronics NV (STM FP)	35,182	1,879,366
	STMicroelectronics NV (STM US)	76,347	3,999,819
	Sword Group	2,068	74,858
	Synergie SE	3,061	104,083
	Technip Energies NV	56,683	1,960,479
#	Teleperformance SE	14,447	1,149,404
#	Television Francaise 1 SA	16,732	137,164
	TFF Group	687	11,937
	Thales SA	11,933	3,397,092
	Thermador Groupe	1,429	124,895
#	Tikehau Capital SCA	7,960	145,949
	TotalEnergies SE (TTE FP)	339,187	29,902,881
	Trigano SA	3,519	614,695
#*	Ubisoft Entertainment SA	15,868	104,977
	Valeo SE	56,507	977,678
		Shares	Value»
FRANCE — (Continued)
*	Vallourec SACA	74,061	$1,785,700
#	Veolia Environnement SA (VEOEY US), ADR	2,434	48,656
	Veolia Environnement SA (VIE FP)	59,845	2,381,433
	Vetoquinol SA	997	83,951
	Vicat SACA	6,500	492,072
	VIEL & Cie SA	1,494	32,663
	Vinci SA	71,180	10,050,099
	Virbac SACA	873	339,952
*	Viridien	2,726	293,126
	Vivendi SE	112,157	206,984
#*	Voltalia SA	9,574	77,291
#	Vusion	209	31,415
#	Wavestone	2,002	75,054
*Ω	Worldline SA	674	9,586
*Ω	X-Fab Silicon Foundries SE	15,257	114,215
TOTAL FRANCE			261,164,840
GERMANY — (4.7%)
	1&1 AG	12,950	295,863
*	7C Solarparken AG	20,662	40,592
	Adesso SE	1,034	69,995
	adidas AG	13,134	2,430,093
	Adtran Networks SE	1,667	44,600
	AIXTRON SE	13,022	549,283
	All for One Group SE	816	63,850
	Allgeier SE	2,177	41,931
	Allianz SE (ALV GR)	30,581	15,232,454
	Alzchem Group AG	1,800	320,807
*	Amadeus Fire AG	1,367	35,182
	Aroundtown SA	68,434	172,138
	Atoss Software SE	2,692	262,256
Ω	Aumann AG	1,760	28,236
*	Aumovio SE	16,266	751,051
	Aurubis AG	14,817	3,117,820
	BASF SE	181,433	10,532,839
	Bayer AG	146,872	8,150,769
#	Bayerische Motoren Werke AG	30,523	2,092,151
#*	BayWa AG (BYW6 GR)	10,473	32,932
	Bechtle AG	22,441	939,736
Ω	Befesa SA	9,493	382,819
#	Beiersdorf AG	15,663	1,454,953
	Bijou Brigitte AG	1,132	62,770
	Bilfinger SE	13,683	1,308,586
#	Borussia Dortmund GmbH & Co. KGaA	17,523	61,301
*	BRANICKS Group AG	13,392	14,558
	Brenntag SE	32,800	2,312,941
*Ω	Brockhaus Technologies AG	1,041	24,506
	CANCOM SE (COK GR)	6,271	173,403

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Carl Zeiss Meditec AG	5,019	$176,857
*	Ceconomy AG	22,310	109,441
*	CENIT AG	2,780	21,299
	Cewe Stiftung & Co. KGaA	3,436	380,558
	Commerzbank AG	167,433	7,302,422
	Continental AG	34,548	2,873,124
#	CTS Eventim AG & Co. KGaA	15,954	1,076,429
	Daimler Truck Holding AG	107,108	6,058,100
#	Dermapharm Holding SE DMP GR	1,836	86,837
	Deutsche Bank AG (DBK GR)	163,012	5,999,816
#	Deutsche Beteiligungs AG	3,150	77,036
	Deutsche Boerse AG	20,517	6,180,072
	Deutsche EuroShop AG	2,782	59,157
	Deutsche Lufthansa AG	125,694	1,318,911
#*Ω	Deutsche Pfandbriefbank AG	36,107	142,643
	Deutsche Post AG	198,622	13,268,298
	Deutsche Telekom AG (DTE GR)	555,726	17,150,246
	Deutsche Wohnen SE	8,959	191,335
#	Deutz AG	13,321	151,994
#	Douglas AG	12,285	114,204
	Draegerwerk AG & Co. KGaA	1,349	129,894
	Duerr AG	14,321	295,697
Ω	DWS Group GmbH & Co. KGaA	17,869	1,507,225
	E.ON SE	503,516	10,847,376
	Eckert & Ziegler SE	12,332	194,031
	Elmos Semiconductor SE	2,766	467,408
	ElringKlinger AG	8,897	49,809
#	Energiekontor AG	2,490	98,409
	Evonik Industries AG	65,410	1,323,224
#*	Evotec SE	45,380	178,497
	Fabasoft AG	2,009	30,948
	Fielmann Group AG	4,067	190,625
	flatexDEGIRO SE	29,434	1,239,321
#*	Formycon AG	2,003	44,562
	Fraport AG Frankfurt Airport Services Worldwide	10,897	851,297
	Freenet AG	42,247	1,187,184
	Fresenius Medical Care AG (FME GR)	51,106	2,622,854
	Fresenius SE & Co. KGaA	38,674	1,987,736
		Shares	Value»
GERMANY — (Continued)
	Friedrich Vorwerk Group SE	3,434	$260,831
	FUCHS SE	8,921	356,130
	GEA Group AG	59,438	4,222,564
	Gesco SE	3,358	52,033
	GFT Technologies SE	9,166	241,861
	Grenke AG	6,913	93,912
	Hannover Rueck SE	9,646	2,780,426
#Ω	Hapag-Lloyd AG	4,938	724,644
	Heidelberg Materials AG	30,124	5,608,031
#*	Heidelberger Druckmaschinen AG	84,530	132,108
#*	HelloFresh SE	37,006	145,786
	Henkel AG & Co. KGaA	11,871	972,713
	Hensoldt AG	17,547	1,611,848
#	HOCHTIEF AG	5,257	2,694,341
	Hornbach Holding AG & Co. KGaA	3,806	366,648
#*	Hugo Boss AG	12,397	541,803
	Indus Holding AG	5,615	205,854
	Infineon Technologies AG (IFX GR)	204,693	14,689,492
#	Init Innovation in Traffic Systems SE	1,931	105,464
Ω	Instone Real Estate Group SE	8,852	78,462
*	IONOS Group SE	5,890	214,711
	IVU Traffic Technologies AG	3,219	85,621
	Jenoptik AG	15,791	684,162
Ω	JOST Werke SE	4,673	312,572
#	K&S AG	59,181	992,645
	KION Group AG	19,788	895,456
	Knorr-Bremse AG	19,436	2,311,634
*	Koenig & Bauer AG	3,467	36,655
	Kontron AG	13,947	360,402
	Krones AG	4,755	612,805
	KWS Saat SE & Co. KGaA	3,349	277,131
	Lanxess AG	22,037	420,941
	LEG Immobilien SE	12,250	735,472
#	Leifheit AG	2,142	32,532
*	LPKF Laser & Electronics SE	1,486	24,669
#*	Medios AG	3,882	49,043
	Mercedes-Benz Group AG	33,727	1,823,590
	Merck KGaA	3,962	654,793
	MLP SE	29,957	267,255
#	MTU Aero Engines AG	14,122	5,921,046
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,900	7,148,324
	Multitude AG	915	5,484

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Mutares SE & Co. KGaA	6,255	$192,664
	Nagarro SE	2,313	204,384
	Nemetschek SE	16,704	1,125,928
*	Nordex SE	33,573	1,500,030
	Norma Group SE	6,093	128,474
	Patrizia SE	11,045	92,843
*	Pentixapharm Holding AG	5,090	11,159
	Pfeiffer Vacuum Technology AG	791	149,537
#	ProCredit Holding AG	6,800	64,417
#	ProSiebenSat.1 Media SE	2,579	10,792
#*	Puma SE (PUM GR)	21,339	680,711
*	PVA TePla AG	5,405	207,627
	PWO AG	638	16,753
*	Q Beyond Ag Konv Namens Aktien	4,893	19,865
	Qiagen NV QGEN US	33,859	1,401,775
#	Qiagen NV QIA GR	12,679	521,714
	Rational AG	1,313	1,022,245
	RENK Group AG	18,353	1,018,527
	Rheinmetall AG	5,282	6,982,532
#	RTL Group SA	10,008	374,667
	RWE AG	80,594	5,301,711
	Salzgitter AG	7,562	453,045
	SAP SE (SAP GR)	18,493	3,389,677
	Schaeffler AG	56,709	467,434
	Schott Pharma AG & Co. KGaA	4,935	125,344
Ω	Scout24 SE	13,844	1,186,896
	Secunet Security Networks AG	327	67,681
*	SFC Energy AG, Class BR	2,801	65,117
*	SGL Carbon SE	8,070	35,000
	Siemens AG (SIE GR)	18,211	5,966,768
*	Siemens Energy AG	46,535	7,950,178
Ω	Siemens Healthineers AG	33,394	1,422,070
#*	Siltronic AG	3,713	328,170
#	Sixt SE	4,912	406,615
#*	SMA Solar Technology AG	5,047	309,665
	Springer Nature AG & Co. KGaA	4,355	92,868
	Stabilus SE	4,505	74,946
	STRATEC SE	2,302	52,113
	Stroeer SE & Co. KGaA	11,147	510,250
*	Suedzucker AG	14,943	195,236
	SUSS MicroTec SE	5,570	482,188
#	Symrise AG	17,703	1,816,682
	TAG Immobilien AG	48,700	778,195
#*	Takkt AG	9,190	24,206
		Shares	Value»
GERMANY — (Continued)
*	Talanx AG	17,751	$2,359,366
*Ω	TeamViewer SE	25,901	180,869
	Technotrans SE	1,514	54,454
	thyssenkrupp AG	136,570	1,916,470
#*Ω	Thyssenkrupp Nucera AG & Co. KGaA	2,322	20,281
#	Traton SE	22,466	1,056,157
	TUI AG	186,434	1,623,708
	United Internet AG	21,062	575,374
*	Verbio SE	5,674	189,379
	Volkswagen AG	4,559	400,289
#	Vonovia SE	79,799	1,935,969
	Vossloh AG	3,762	253,556
*	Wacker Chemie AG	4,709	482,316
	Wacker Neuson SE	12,005	303,241
	Washtec AG	2,950	132,693
*	Westwing Group SE	457	7,044
	Wuestenrot & Wuerttembergische AG	5,995	101,024
#*Ω	Zalando SE	68,516	2,234,662
	Zeal Network SE	1,226	61,417
TOTAL GERMANY			257,854,153
GREECE — (0.2%)
	Aegean Airlines SA	12,199	171,625
#*	Aktor SA Holding Co. Technical & Energy Projects	8,800	106,778
	Allwyn AG	9,527	147,256
	Alpha Bank SA	283,602	1,406,305
	Athens International Airport SA	771	9,396
	Athens Water Supply & Sewage Co. SA	5,285	69,485
	Autohellas Tourist & Trading SA	6,187	82,919
	Avax SA	6,223	24,453
	Bank of Greece	5,652	97,876
	Cenergy Holdings SA	3,368	84,119
	Ellaktor SA	28,588	42,142
	ElvalHalcor SA	16,469	71,543
	Eurobank SA	167,181	863,915
#	Fourlis Holdings SA	10,258	48,374
	GEK Terna SA	10,685	559,307
	Hellenic Telecommunications Organization SA	12,294	283,735
	Helleniq Energy Holdings SA	31,775	475,338
	Holding Co. ADMIE IPTO SA	19,838	103,073
#	Ideal Holdings SA	3,032	21,086
#	Intracom Holdings SA	21,319	74,202
	Jumbo SA	18,373	513,408
	Kri-Kri Milk Industry SA	4,410	143,332

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	LAMDA Development SA	17,993	$131,635
	Metlen Energy & Metals PLC	8,315	443,655
	Motor Oil Hellas Corinth Refineries SA	20,336	1,194,673
	National Bank of Greece SA	48,124	900,460
	Optima bank SA	5,328	64,547
	Piraeus Bank SA	99,190	1,156,959
	Piraeus Port Authority SA	1,557	79,498
	Public Power Corp. SA	11,468	295,508
	Quest Holdings SA	7,220	59,751
	Sarantis SA	4,363	72,901
	Thrace Plastics Holding & Co.	5,555	30,470
	Titan SA (TITC BB)	2,126	127,959
	Titan SA (TITC GA)	10,347	622,731
TOTAL GREECE			10,580,414
HONG KONG — (0.9%)
	Aeon Credit Service Asia Co. Ltd.	80,000	90,206
	AIA Group Ltd.	614,400	6,193,699
	Allied Group Ltd.	182,000	51,765
	APAC Resources Ltd. 1104 HK	194,095	39,234
	Asia Financial Holdings Ltd.	72,000	42,849
	ASMPT Ltd.	61,000	1,170,563
	Bank of East Asia Ltd.	241,517	513,050
	Best Mart 360 Holdings Ltd.	96,000	20,035
	BOC Hong Kong Holdings Ltd.	285,000	1,895,268
#*	Bright Smart Securities & Commodities Group Ltd.	374,000	305,176
#Ω	Budweiser Brewing Co. APAC Ltd.	115,200	96,504
	Build King Holdings Ltd.	100,000	18,731
	Cafe de Coral Holdings Ltd.	114,000	80,715
	Cathay Pacific Airways Ltd.	617,454	1,148,691
#*	Central New Energy Holding Group Ltd.	50,000	52,356
*	Chi Kan Holdings Ltd.	28,000	8,217
	China Motor Bus Co. Ltd.	2,400	18,051
		Shares	Value»
HONG KONG — (Continued)
#*	China Star Entertainment Ltd.	856,000	$747,798
	Chinese Estates Holdings Ltd.	189,000	26,524
	Chow Sang Sang Holdings International Ltd.	135,000	200,261
	CITIC Telecom International Holdings Ltd.	407,000	144,288
	CK Asset Holdings Ltd.	189,677	1,155,326
	CK Hutchison Holdings Ltd.	136,700	1,280,780
	CK Infrastructure Holdings Ltd.	61,500	490,557
#*	CK Life Sciences International Holdings, Inc.	760,000	54,277
	CLP Holdings Ltd.	97,500	969,378
*	CMBC Capital Holdings Ltd.	76,000	8,755
	C-Mer Medical Holdings Ltd.	224,000	26,521
#††	Convoy, Inc.	1,758,000	7,016
#	Cowell e Holdings, Inc.	99,000	260,425
Ω	Crystal International Group Ltd.	192,000	158,292
*	CSI Properties Ltd.	2,184,000	50,207
	CTF Services Ltd.	295,724	309,175
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	114,000	219,041
	Dah Sing Financial Holdings Ltd.	46,800	297,311
#*	Deep Source Holdings Ltd.	1,200,000	79,775
	Dickson Concepts International Ltd.	75,000	62,347
	Dream International Ltd.	66,000	58,635
	Dynamic Holdings Ltd.	8,000	9,812
	Eagle Nice International Holdings Ltd.	128,000	44,818
	Emperor Watch & Jewellery Ltd.	1,340,000	46,800
	Fairwood Holdings Ltd.	31,500	18,163
*	Far East Consortium International Ltd.	542,901	46,979
	First Pacific Co. Ltd.	778,000	555,314
*Ω	FIT Hon Teng Ltd.	476,000	284,738

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Galaxy Entertainment Group Ltd.	170,000	$741,369
	Giordano International Ltd.	470,000	83,861
	Great Eagle Holdings Ltd.	55,925	113,197
	G-Resources Group Ltd.	97,950	100,758
	Guoco Group Ltd.	5,000	44,791
#	Guotai Junan International Holdings Ltd.	695,000	184,331
	Hang Lung Group Ltd.	211,000	371,381
	Hang Lung Properties Ltd.	471,029	437,751
	Henderson Land Development Co. Ltd.	110,909	402,086
*	HK AI Capital Ltd.	512,000	6,375
	HK Electric Investments & HK Electric Investments Ltd.	394,000	324,485
*	HKR International Ltd.	302,560	41,634
	HKT Trust & HKT Ltd.	902,000	1,526,947
	Hong Kong & China Gas Co. Ltd.	783,168	701,121
	Hong Kong Exchanges & Clearing Ltd.	68,746	3,581,859
	Hong Kong Ferry Holdings Co. Ltd.	36,000	22,277
*	Hong Kong Technology Venture Co. Ltd.	144,055	19,458
*	Hongkong & Shanghai Hotels Ltd.	144,683	110,231
*Ω	Honma Golf Ltd.	53,500	19,056
	Hutchison Telecommunications Hong Kong Holdings Ltd.	548,000	81,795
	Hysan Development Co. Ltd.	86,000	204,501
	IGG, Inc.	299,000	127,316
Ω	Impro Precision Industries Ltd.	125,000	115,442
	Jacobson Pharma Corp. Ltd.	70,000	9,532
	JBM Healthcare Ltd.	82,000	20,076
	Johnson Electric Holdings Ltd.	100,755	239,011
	K Wah International Holdings Ltd.	250,072	66,033
		Shares	Value»
HONG KONG — (Continued)
	Karrie International Holdings Ltd.	112,000	$26,161
	Kerry Properties Ltd.	150,500	375,513
	KLN Logistics Group Ltd.	105,000	80,158
	Kowloon Development Co. Ltd.	112,307	69,165
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	108,956	6,661
	Liu Chong Hing Investment Ltd.	84,000	47,249
	Luk Fook Holdings International Ltd.	104,000	326,005
#	Man Wah Holdings Ltd.	452,400	181,688
*	Melco International Development Ltd.	306,500	143,885
	MGM China Holdings Ltd.	120,400	174,271
	Midland Holdings Ltd.	140,000	40,302
	Miramar Hotel & Investment	79,000	100,380
	Modern Dental Group Ltd.	140,000	137,292
*	Modern Innovative Digital Technology Co. Ltd.	1,200,000	11,969
*	Mongolian Mining Corp.	147,000	133,971
#	MTR Corp. Ltd.	142,333	600,527
	NagaCorp Ltd.	306,811	135,683
	Nameson Holdings Ltd.	2,000	201
#*	New World Development Co. Ltd.	391,952	343,962
*††	NewOcean Energy Holdings Ltd.	370,000	0
#	Nissin Foods Co. Ltd.	65,000	55,532
	Oriental Watch Holdings	155,596	65,270
*	Oshidori International Holdings Ltd.	1,552,198	538,098
	Pacific Basin Shipping Ltd.	2,087,000	872,024
	Pacific Textiles Holdings Ltd.	295,000	38,064
	PAX Global Technology Ltd.	198,000	99,558
	PCCW Ltd.	1,216,658	911,930
	Pico Far East Holdings Ltd.	286,000	82,039
*	Planetree International Development Ltd.	42,000	26,250

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Plover Bay Technologies Ltd.	104,000	$110,540
	Power Assets Holdings Ltd.	75,500	568,397
	PRADA SpA	99,300	545,416
	Public Financial Holdings Ltd.	144,000	25,886
Ω	Regina Miracle International Holdings Ltd.	81,000	24,394
	Sa Sa International Holdings Ltd.	282,000	33,150
Ω	Samsonite Group SA	359,700	647,303
	Sands China Ltd.	145,600	273,044
	SAS Dragon Holdings Ltd.	88,000	85,551
	SEA Holdings Ltd.	36,582	5,958
*	Shandong Hi-Speed Holdings Group Ltd.	153,000	8,992
	Shangri-La Asia Ltd.	356,000	187,731
*	Shenwan Hongyuan HK Ltd.	110,000	14,611
*	Shun Tak Holdings Ltd.	546,000	35,470
	Singamas Container Holdings Ltd.	652,000	37,443
	Sino Land Co. Ltd.	577,955	787,198
	SITC International Holdings Co. Ltd.	410,000	2,067,136
#*	SJM Holdings Ltd.	709,499	143,783
	SmarTone Telecommunications Holdings Ltd.	96,500	60,347
*	Solomon Systech International Ltd.	524,000	18,039
#	Stella International Holdings Ltd.	164,500	305,712
	Sun Hung Kai & Co. Ltd.	165,000	86,685
	Sun Hung Kai Properties Ltd.	65,500	1,028,013
	SUNeVision Holdings Ltd.	227,000	139,909
	Swire Pacific Ltd. (19 HK), Class A	73,000	927,057
	Swire Pacific Ltd. (87 HK), Class B	117,500	224,049
	Swire Properties Ltd.	58,600	178,470
	TAI Cheung Holdings Ltd.	108,000	46,379
	Tai Hing Group Holdings Ltd.	133,000	20,005
*	Taung Gold International Ltd.	285,000	18,210
	Techtronic Industries Co. Ltd.	132,500	2,225,994
		Shares	Value»
HONG KONG — (Continued)
*	Texhong International Group Ltd.	92,500	$77,438
	Texwinca Holdings Ltd.	84,000	12,115
*	Tongda Group Holdings Ltd.	49,799	12,181
	Town Health International Medical Group Ltd.	254,000	7,013
	Tradelink Electronic Commerce Ltd.	94,000	13,805
	Transport International Holdings Ltd.	68,390	82,723
	Truly International Holdings Ltd.	596,000	64,504
*	TVB Ltd.	110,900	33,783
#	United Laboratories International Holdings Ltd.	452,000	514,303
	Value Partners Group Ltd.	261,000	70,938
	Vitasoy International Holdings Ltd.	126,000	104,039
	Viva Goods Co. Ltd.	728,000	32,069
*	Vobile Group Ltd.	236,000	74,677
	VSTECS Holdings Ltd.	326,000	389,838
#	VTech Holdings Ltd.	58,500	385,672
Ω	WH Group Ltd.	2,130,632	2,292,491
	Wharf Real Estate Investment Co. Ltd.	161,000	544,500
	Wing Tai Properties Ltd.	52,000	13,250
	Wynn Macau Ltd.	346,000	250,817
*	Xingye Alloy Materials Group Ltd.	86,000	9,827
	Xinyi Glass Holdings Ltd.	681,303	809,012
#	Yue Yuen Industrial Holdings Ltd.	49,000	88,681
*	Yunfeng Financial Group Ltd.	536,000	110,019
TOTAL HONG KONG			51,553,472
HUNGARY — (0.1%)
*	4iG Nyrt	16,803	93,133
	ANY Security Printing Co.	806	17,153
	Magyar Telekom Telecommunications PLC	100,745	873,337
	MOL Hungarian Oil & Gas PLC	69,463	994,550
	Opus Global Nyrt	27,448	31,107
	OTP Bank Nyrt	21,980	3,256,157

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (Continued)
	Richter Gedeon Nyrt	11,331	$422,184
TOTAL HUNGARY			5,687,621
INDIA — (4.6%)
	360 ONE WAM Ltd.	36,444	433,308
	3M India Ltd.	64	23,377
*	5Paisa Capital Ltd.	2,997	10,990
	63 Moons Technologies Ltd.	2,631	26,115
	Aarti Drugs Ltd.	15,323	67,944
	Aarti Industries Ltd.	36,607	186,502
	Aarti Pharmalabs Ltd.	11,960	83,978
*	Aavas Financiers Ltd.	8,027	114,424
	ABB India Ltd.	3,063	232,376
	Abbott India Ltd.	266	77,376
	ACC Ltd.	16,706	238,113
	Action Construction Equipment Ltd.	11,951	133,975
*	Adani Energy Solutions Ltd.	38,941	668,555
	Adani Enterprises Ltd. ADE IN	2,434	76,728
*	Adani Green Energy Ltd.	12,482	180,226
	Adani Ports & Special Economic Zone Ltd.	40,988	726,234
*	Adani Power Ltd.	385,710	851,154
	Adani Total Gas Ltd.	15,559	106,289
	ADF Foods Ltd.	11,330	32,176
*	Aditya Birla Capital Ltd.	307,732	1,305,697
*	Aditya Birla Fashion & Retail Ltd.	37,022	23,365
*	Aditya Birla Lifestyle Brands Ltd.	37,022	36,691
	Aditya Birla Real Estate Ltd.	10,267	152,573
	Aditya Birla Sun Life Asset Management Co. Ltd.	20,809	220,093
	Advanced Enzyme Technologies Ltd.	14,719	48,750
	Aegis Logistics Ltd.	45,524	608,731
	AGI Greenpac Ltd.	11,207	83,098
	Ahluwalia Contracts India Ltd.	9,019	77,934
	AIA Engineering Ltd.	10,045	478,882
	Ajanta Pharma Ltd.	17,411	633,180
	Ajmera Realty & Infra India Ltd.	5,615	7,362
	Alembic Ltd.	28,091	26,776
	Alembic Pharmaceuticals Ltd.	20,502	171,315
	Alkem Laboratories Ltd.	8,397	504,621
		Shares	Value»
INDIA — (Continued)
	Alkyl Amines Chemicals	3,302	$61,547
*	Allcargo Global Ltd.	78,973	10,073
*	Allcargo Logistics Ltd.	78,973	6,642
	Amara Raja Energy & Mobility Ltd.	29,201	278,081
	Ambuja Cements Ltd.	59,988	271,380
	Amrutanjan Health Care Ltd.	1,084	5,846
	Anant Raj Ltd.	34,045	221,943
	Andhra Sugars Ltd.	28,073	24,205
	Angel One Ltd.	155,785	485,550
*	Antelopus Selan Energy Ltd.	2,111	18,124
*Ω	Antony Waste Handling Cell Ltd.	4,209	18,868
	Anup Engineering Ltd.	1,045	23,604
	Apar Industries Ltd.	4,455	671,913
	Apcotex Industries Ltd.	3,910	25,204
	Apeejay Surrendra Park Hotels Ltd.	15,673	20,039
	APL Apollo Tubes Ltd.	38,497	729,290
	Apollo Hospitals Enterprise Ltd.	13,609	1,274,479
	Apollo Tyres Ltd.	127,582	574,708
	Aptus Value Housing Finance India Ltd.	133,278	363,674
	Archean Chemical Industries Ltd.	1,820	10,106
	Arvind Fashions Ltd.	26,860	126,443
	Arvind Ltd.	61,309	331,008
	Asahi India Glass Ltd.	21,844	200,445
	Ashapura Minechem Ltd.	19,425	143,569
	Ashiana Housing Ltd.	8,633	35,439
	Ashok Leyland Ltd.	795,477	1,380,698
*	Ashoka Buildcon Ltd.	45,156	57,212
*	Asian Granito India Ltd.	45,771	26,199
	Asian Paints Ltd.	22,765	652,621
	Associated Alcohols & Breweries Ltd.	693	5,564
Ω	Aster DM Quality Care Ltd.	29,081	249,935
	Astra Microwave Products Ltd.	16,150	314,147
	Astral Ltd.	15,673	238,042
	AstraZeneca Pharma India Ltd.	1,165	98,911
	Atul Ltd.	3,410	241,183
Ω	AU Small Finance Bank Ltd.	109,705	1,202,530
	Aurobindo Pharma Ltd.	92,982	1,538,965

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aurum Proptech Ltd.	2,426	$5,610
	Automotive Axles Ltd.	1,309	24,709
	Avanti Feeds Ltd.	22,836	215,760
*Ω	Avenue Supermarts Ltd.	1,757	72,248
*	AvenuesAI Ltd.	423,812	70,065
	AWL Agri Business Ltd.	19,157	37,865
	Axis Bank Ltd. (AXSB IN)	231,314	2,972,891
*	AXISCADES Technologies Ltd.	4,798	78,022
	Bajaj Auto Ltd.	5,651	682,046
*	Bajaj Consumer Care Ltd.	9,253	50,816
	Bajaj Finance Ltd.	284,946	3,406,332
	Bajaj Finserv Ltd.	15,188	323,119
*	Bajaj Hindusthan Sugar Ltd.	426,973	74,776
	Bajaj Holdings & Investment Ltd.	5,386	639,690
	Balaji Amines Ltd.	2,692	60,115
	Balkrishna Industries Ltd.	18,116	467,017
	Balmer Lawrie & Co. Ltd.	31,202	56,311
	Balrampur Chini Mills Ltd.	63,257	391,052
	Balu Forge Industries Ltd.	12,223	56,444
	Banco Products India Ltd.	15,564	103,804
Ω	Bandhan Bank Ltd.	241,678	440,242
	Bank of Baroda	192,236	489,020
	Bank of India	103,060	148,652
	Bank of Maharashtra	565,170	469,333
	Bannari Amman Sugars Ltd.	790	28,778
	BASF India Ltd.	3,176	121,276
	Bata India Ltd.	11,145	81,177
	Bayer CropScience Ltd.	2,576	113,946
	BEML Ltd.	6,195	113,313
	Berger Paints India Ltd.	41,751	227,084
*	BF Utilities Ltd.	4,868	29,173
	Bhansali Engineering Polymers Ltd.	21,684	26,384
	Bharat Bijlee Ltd.	2,736	72,599
	Bharat Dynamics Ltd.	2,585	33,948
	Bharat Electronics Ltd.	289,753	1,177,525
	Bharat Forge Ltd.	56,042	1,294,068
	Bharat Heavy Electricals Ltd.	171,255	729,094
	Bharat Petroleum Corp. Ltd.	154,900	518,400
	Bharat Rasayan Ltd.	1,100	14,747
		Shares	Value»
INDIA — (Continued)
	Bharti Airtel Ltd.	234,504	$4,834,867
	Biocon Ltd.	14,258	63,635
	Birla Corp. Ltd.	9,881	92,313
	BirlaNu Ltd.	1,370	19,265
	Birlasoft Ltd.	66,550	211,109
	Black Box Ltd.	6,786	53,755
	BLS International Services Ltd.	15,557	39,063
	Blue Dart Express Ltd.	1,629	87,575
	Blue Star Ltd.	18,366	322,966
	Bombay Burmah Trading Co.	6,236	97,791
	Bombay Dyeing & Manufacturing Co. Ltd.	28,403	36,424
*	Borosil Ltd.	2,074	5,117
	Bosch Ltd.	334	143,705
*	BrainBees Solutions Ltd.	9,338	20,761
	Brigade Enterprises Ltd.	34,535	208,860
*	Brightcom Group Ltd.	346,994	34,074
	Britannia Industries Ltd.	12,482	706,859
	BSE Ltd.	30,483	1,164,260
*	Camlin Fine Sciences Ltd.	5,254	7,040
	Campus Activewear Ltd.	15,096	35,060
	Can Fin Homes Ltd.	23,693	202,617
	Canara Bank	392,098	512,929
*	Capacit'e Infraprojects Ltd.	8,742	19,690
	Capital Small Finance Bank Ltd.	2,300	7,026
	Caplin Point Laboratories Ltd.	7,151	187,881
	Capri Global Capital Ltd.	42,666	103,450
	Carborundum Universal Ltd.	20,508	227,916
	Care Ratings Ltd.	5,502	98,246
*	Cartrade Tech Ltd.	6,511	185,356
	Carysil Ltd.	4,689	57,864
	Castrol India Ltd.	103,621	201,211
	CCL Products India Ltd.	29,206	353,384
	CE Info Systems Ltd.	2,255	28,118
	Ceat Ltd.	9,078	326,780
	Cemindia Projects Ltd.	28,429	404,480
	Central Depository Services India Ltd.	28,275	394,434
	Centum Electronics Ltd.	361	13,428
	Century Enka Ltd.	5,766	36,674

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Century Plyboards India Ltd.	21,503	$179,609
	Cera Sanitaryware Ltd.	1,968	126,464
	CESC Ltd.	157,900	273,667
	CG Power & Industrial Solutions Ltd.	87,042	786,083
	Chalet Hotels Ltd.	21,344	181,258
	Chambal Fertilisers & Chemicals Ltd.	65,205	299,736
*	Chemplast Sanmar Ltd.	7,729	15,727
	Chennai Petroleum Corp. Ltd.	12,277	161,920
*	Choice International Ltd.	10,011	86,307
	Cholamandalam Financial Holdings Ltd.	31,915	515,704
	Cholamandalam Investment & Finance Co. Ltd.	88,373	1,708,207
	CIE Automotive India Ltd.	39,842	170,334
	Cipla Ltd.	103,155	1,590,723
	City Union Bank Ltd.	182,787	394,506
	CMS Info Systems Ltd.	2,724	7,516
	Coal India Ltd.	102,625	445,812
Ω	Cochin Shipyard Ltd.	4,869	72,980
	Coforge Ltd.	71,738	1,294,621
*	Cohance Lifesciences Ltd.	17,143	76,391
	Colgate-Palmolive India Ltd.	23,255	504,132
	Computer Age Management Services Ltd.	54,745	456,068
	Concord Biotech Ltd.	897	13,355
	Confidence Petroleum India Ltd.	37,774	31,612
	Container Corp. of India Ltd.	36,804	202,216
	Coromandel International Ltd.	36,743	800,891
	Cosmo First Ltd.	5,608	52,537
	Craftsman Automation Ltd.	3,060	316,768
*	CreditAccess Grameen Ltd.	20,477	341,104
	CRISIL Ltd.	5,888	267,781
	Crompton Greaves Consumer Electricals Ltd.	90,347	246,251
*	CSB Bank Ltd.	12,954	44,850
	Cummins India Ltd.	10,803	623,947
	Cyient Ltd.	20,301	180,599
		Shares	Value»
INDIA — (Continued)
	Dabur India Ltd.	39,838	$176,049
	Dalmia Bharat Ltd.	18,755	353,656
*	Dalmia Bharat Refractories Ltd.	148	0
	Datamatics Global Services Ltd.	3,343	29,335
	DB Corp. Ltd.	17,516	38,303
	DCB Bank Ltd.	79,483	154,819
	DCM Shriram Ltd.	19,345	208,850
	DCW Ltd.	49,031	23,663
	Deep Industries Ltd.	2,729	17,102
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	22,896	370,386
	Deepak Nitrite Ltd.	10,224	177,603
*	Delhivery Ltd.	101,780	512,493
	Delta Corp. Ltd.	32,285	21,284
*	Devyani International Ltd.	54,616	65,192
*	Dhanlaxmi Bank Ltd.	69,011	23,163
	Dhanuka Agritech Ltd.	5,479	58,063
*	Digitide Solutions Ltd.	19,671	20,982
Ω	Dilip Buildcon Ltd.	15,039	67,179
*	Dishman Carbogen Amcis Ltd.	9,523	18,602
	Divi's Laboratories Ltd.	6,321	535,529
	Dixon Technologies India Ltd.	7,880	1,135,104
	DLF Ltd.	58,375	401,803
	D-Link India Ltd.	6,408	30,246
	Dodla Dairy Ltd.	3,951	43,163
Ω	Dr. Lal PathLabs Ltd.	17,534	349,254
#	Dr. Reddy's Laboratories Ltd., ADR	75,557	895,350
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	76,660	917,662
	eClerx Services Ltd.	26,593	515,353
	Edelweiss Financial Services Ltd.	141,455	170,492
	Eicher Motors Ltd.	14,278	1,171,693
*	EID Parry India Ltd.	27,575	219,891
	EIH Associated Hotels	7,004	22,689
	EIH Ltd.	48,193	165,144
	Eimco Elecon India Ltd.	1,474	27,457
	Elecon Engineering Co. Ltd.	21,346	93,480
*	Electronics Mart India Ltd.	15,185	20,694
	Electrosteel Castings Ltd.	126,163	93,426
	Elgi Equipments Ltd.	42,381	252,644
	Emami Ltd.	65,742	274,168

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Embassy Developments Ltd.	90,923	$57,997
	Emcure Pharmaceuticals Ltd.	9,511	195,417
Ω	Endurance Technologies Ltd.	7,715	222,348
	Engineers India Ltd.	97,274	224,273
	Epigral Ltd.	4,697	53,648
	EPL Ltd.	45,208	105,204
*Ω	Equitas Small Finance Bank Ltd.	160,391	125,997
Ω	Eris Lifesciences Ltd.	14,603	207,169
	ESAB India Ltd.	1,538	90,758
	Escorts Kubota Ltd.	7,522	243,245
*	Eternal Ltd.	84,453	267,820
*	Ethos Ltd.	278	7,544
*	Eureka Forbes Ltd.	8,904	41,648
	Eveready Industries India Ltd.	7,211	25,874
	Exide Industries Ltd.	138,441	649,016
	FDC Ltd.	17,971	77,244
*	Fedbank Financial Services Ltd.	28,020	45,068
	Federal Bank Ltd.	595,372	2,237,050
*	Federal-Mogul Goetze India Ltd.	2,733	13,537
	FIEM Industries Ltd.	5,164	125,748
	Filatex India Ltd.	59,200	45,541
	Fine Organic Industries Ltd.	1,197	60,426
	Fineotex Chemical Ltd.	48,550	20,029
	Finolex Cables Ltd.	22,825	236,379
	Finolex Industries Ltd.	77,237	131,295
	Firstsource Solutions Ltd.	92,472	292,591
	Flair Writing Industries Ltd.	4,468	12,068
	Force Motors Ltd.	3,168	592,736
	Fortis Healthcare Ltd.	67,018	662,848
*	Fusion Finance Ltd.	9,994	21,744
	G R Infraprojects Ltd.	4,354	40,354
	Gabriel India Ltd.	27,470	415,271
	GAIL India Ltd. (GAIL IN)	498,685	945,141
	Galaxy Surfactants Ltd.	2,459	50,352
	Ganesh Housing Ltd.	5,906	45,798
	Ganesha Ecosphere Ltd.	3,878	48,164
	Garware Technical Fibres Ltd.	19,779	150,145
	Gateway Distriparks Ltd.	92,092	55,927
	GE Vernova T&D India Ltd.	16,366	738,265
		Shares	Value»
INDIA — (Continued)
	Geojit Financial Services Ltd.	36,533	$29,465
	GHCL Ltd.	19,181	87,892
	GHCL Textiles Ltd.	23,955	28,600
	Gillette India Ltd.	1,805	143,983
Ω	Gland Pharma Ltd.	3,752	98,494
	GlaxoSmithKline Pharmaceuticals Ltd.	7,894	219,252
	Glenmark Pharmaceuticals Ltd.	33,201	782,821
	Global Health Ltd.	25,281	372,229
	GMM Pfaudler Ltd.	5,806	52,737
*	GMR Airports Ltd.	197,117	217,429
	GNA Axles Ltd.	4,592	25,597
	GOCL Corp. Ltd.	5,637	23,896
	Godawari Power & Ispat Ltd.	75,403	191,215
	Godfrey Phillips India Ltd.	16,695	371,989
Ω	Godrej Agrovet Ltd.	16,228	94,765
	Godrej Consumer Products Ltd.	63,221	706,294
*	Godrej Industries Ltd.	20,703	286,058
*	Godrej Properties Ltd.	7,841	172,647
*	Gokaldas Exports Ltd.	5,572	47,361
*	Gokul Agro Resources Ltd.	19,255	45,388
	Goldiam International Ltd.	9,528	37,510
	Granules India Ltd.	56,623	491,321
	Graphite India Ltd.	23,948	164,749
	Grasim Industries Ltd.	47,552	1,542,142
*	Gravita India Ltd.	892	15,119
	Great Eastern Shipping Co. Ltd.	37,747	535,498
	Greaves Cotton Ltd.	21,579	53,817
	Greenlam Industries Ltd.	14,666	38,748
*	Greenpanel Industries Ltd.	16,581	33,602
	Greenply Industries Ltd.	20,372	60,480
	Grindwell Norton Ltd.	8,277	184,064
	GSPL Transmission Ltd.	36,403	57,236
	Gujarat Alkalies & Chemicals Ltd.	11,750	83,124
	Gujarat Ambuja Exports Ltd.	72,824	130,452
	Gujarat Energy Ltd.	109,209	317,356
	Gujarat Fluorochemicals Ltd.	6,700	306,316

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Industries Power Co. Ltd.	12,468	$21,070
	Gujarat Mineral Development Corp. Ltd.	43,682	257,255
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	24,079	128,648
	Gujarat Pipavav Port Ltd.	58,383	92,042
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	109,457
	Gulf Oil Lubricants India Ltd.	5,444	60,812
	Hariom Pipe Industries Ltd.	5,004	20,348
Ω	Harsha Engineers Ltd.	3,373	14,190
	Hatsun Agro Product Ltd.	15,532	145,039
	Havells India Ltd.	41,377	546,505
	HBL Engineering Ltd.	65,276	491,851
	HCL Technologies Ltd.	125,194	1,768,727
Ω	HDFC Asset Management Co. Ltd.	25,634	702,887
	HDFC Bank Ltd.	661,613	5,180,585
Ω	HDFC Life Insurance Co. Ltd.	22,041	127,195
*	HealthCare Global Enterprises Ltd. HCG IN	9,811	69,404
	HEG Ltd.	21,460	147,289
	HeidelbergCement India Ltd.	24,203	38,840
	Heritage Foods Ltd.	15,124	52,311
	Hero MotoCorp Ltd. (HMCL IN)	29,861	1,686,290
	HFCL Ltd.	235,479	479,003
	HG Infra Engineering Ltd.	5,215	29,423
	Hikal Ltd.	13,133	30,452
	Himadri Speciality Chemical Ltd.	61,530	482,004
	Himatsingka Seide Ltd.	8,151	6,740
	Hindalco Industries Ltd.	279,844	2,867,668
*	Hinduja Global Solutions Ltd.	6,335	28,011
	Hindustan Aeronautics Ltd.	25,408	1,236,974
	Hindustan Copper Ltd.	65,061	336,723
*	Hindustan Foods Ltd.	9,598	57,738
		Shares	Value»
INDIA — (Continued)
*	Hindustan Oil Exploration Co. Ltd.	11,080	$18,766
	Hindustan Petroleum Corp. Ltd.	156,646	636,975
	Hindustan Unilever Ltd.	28,534	627,537
	Hitachi Energy India Ltd.	598	201,104
	HI-Tech Pipes Ltd.	12,979	11,562
Ω	Home First Finance Co. India Ltd.	13,722	170,767
	Honda India Power Products Ltd.	1,245	27,389
	Housing & Urban Development Corp. Ltd.	129,348	263,700
	HPL Electric & Power Ltd.	2,975	10,311
*	Hubtown Ltd.	4,588	9,173
	ICICI Bank Ltd. (IBN US), Sponsored ADR	239,760	7,190,402
	ICICI Bank Ltd. (ICICIBC IN)	128,348	1,926,947
Ω	ICICI Lombard General Insurance Co. Ltd.	12,065	205,721
Ω	ICICI Prudential Life Insurance Co. Ltd.	26,855	145,459
	ICRA Ltd.	930	47,787
	IDFC First Bank Ltd.	1,106,981	983,949
*	IFB Industries Ltd.	3,209	43,903
*	IFCI Ltd.	199,910	159,745
	IIFL Capital Services Ltd.	52,630	186,434
	IIFL Finance Ltd.	69,498	441,937
*	India Cements Ltd.	40,895	169,717
	India Glycols Ltd.	9,152	109,925
	India Nippon Electricals Ltd.	818	10,078
	India Power Corp. Ltd.	95,714	7,422
Ω	IndiaMart InterMesh Ltd.	8,151	153,373
	Indian Bank	65,141	569,028
Ω	Indian Energy Exchange Ltd.	132,608	183,280
	Indian Hotels Co. Ltd.	59,960	464,927
	Indian Metals & Ferro Alloys Ltd.	2,769	42,079
	Indian Oil Corp. Ltd.	177,575	259,975
	Indian Railway Catering & Tourism Corp. Ltd.	32,293	165,870
Ω	Indian Railway Finance Corp. Ltd.	141,713	132,271

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indigo Paints Ltd.	8,771	$102,395
	Indo Count Industries Ltd.	29,913	124,817
*	Indo Tech Transformers Ltd.	148	5,328
	Indoco Remedies Ltd.	6,213	14,331
	Indraprastha Gas Ltd.	94,697	150,820
	Indraprastha Medical Corp. Ltd.	12,943	49,539
*	Indus Towers Ltd.	258,752	1,065,335
	IndusInd Bank Ltd.	80,933	857,065
	Info Edge India Ltd.	61,217	786,722
	Infosys Ltd. (INFO IN)	348,095	4,134,306
	Ingersoll Rand India Ltd.	2,188	99,266
*	Inox Wind Ltd.	48,433	39,663
	Insecticides India Ltd.	1,658	11,134
	Intellect Design Arena Ltd.	23,129	174,541
Ω	InterGlobe Aviation Ltd.	14,591	790,999
	IOL Chemicals & Pharmaceuticals Ltd.	44,275	67,858
	ION Exchange India Ltd.	18,964	83,351
	Ipca Laboratories Ltd.	27,394	500,116
	IRB Infrastructure Developers Ltd.	740,300	155,030
Ω	IRCON International Ltd.	101,714	134,465
	ISGEC Heavy Engineering Ltd.	3,625	31,514
	ITC Ltd.	233,715	688,047
	J Kumar Infraprojects Ltd.	13,517	68,279
*	Jain Irrigation Systems Ltd.	105,210	32,954
*	Jaiprakash Power Ventures Ltd.	636,494	122,417
	Jammu & Kashmir Bank Ltd.	143,210	234,355
	Jamna Auto Industries Ltd.	62,467	85,761
*	Jana Small Finance Bank Ltd.	10,565	63,440
	JBM Auto Ltd.	4,806	33,279
	Jindal Saw Ltd.	136,410	363,820
	Jindal Stainless Ltd.	171,783	1,320,624
	Jindal Steel Ltd.	101,206	1,169,885
	Jio Financial Services Ltd.	235,961	633,229
	JK Cement Ltd.	9,251	530,893
	JK Lakshmi Cement Ltd.	22,651	134,064
	JK Paper Ltd.	35,115	143,449
		Shares	Value»
INDIA — (Continued)
	JK Tyre & Industries Ltd.	37,004	$154,683
	JM Financial Ltd.	118,596	151,718
	JSW Dulux Ltd.	3,086	95,224
	JSW Energy Ltd.	44,390	258,219
	JSW Steel Ltd.	46,635	621,432
	JTEKT India Ltd.	17,667	25,982
	Jubilant Foodworks Ltd.	100,705	463,206
	Jubilant Ingrevia Ltd.	25,905	199,547
	Jubilant Pharmova Ltd.	24,138	237,583
*	Jupiter Wagons Ltd.	10,235	27,742
	Jyothy Labs Ltd.	35,223	73,637
	Kajaria Ceramics Ltd.	31,148	392,239
	Kalpataru Projects International Ltd.	39,070	520,344
	Kalyan Jewellers India Ltd.	69,572	446,906
	Kalyani Steels Ltd.	8,932	81,571
	Kansai Nerolac Paints Ltd.	27,519	56,823
	Karnataka Bank Ltd.	111,612	331,962
	Karur Vysya Bank Ltd.	208,032	747,104
	Kaveri Seed Co. Ltd.	7,037	57,583
	KCP Ltd.	18,420	31,201
	KDDL Ltd.	536	18,449
	KEC International Ltd.	34,109	168,003
	KEI Industries Ltd.	14,956	782,279
*	Kellton Tech Solutions Ltd.	53,725	8,014
	Kewal Kiran Clothing Ltd.	3,299	17,216
*	Keystone Realtors Ltd.	5,192	21,717
	Kfin Technologies Ltd.	11,536	113,074
*	Kiri Industries Ltd.	4,565	19,801
	Kirloskar Brothers Ltd.	5,186	102,059
	Kirloskar Industries Ltd.	682	28,086
	Kirloskar Oil Engines Ltd.	20,099	458,444
	Kirloskar Pneumatic Co. Ltd.	4,157	64,388
	KNR Constructions Ltd.	46,328	58,951
*	Kolte-Patil Developers Ltd.	6,373	25,579
	Kotak Mahindra Bank Ltd.	195,227	795,115
	KP Energy Ltd.	4,759	15,299
	KPIT Technologies Ltd.	47,929	299,320
	KPR Mill Ltd.	43,921	479,920
	KRBL Ltd.	18,326	67,402

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*Ω	Krishna Institute of Medical Sciences Ltd.	14,480	$122,567
	Krsnaa Diagnostics Ltd.	5,222	28,782
	KSB Ltd.	19,515	174,056
*	Kwality Wall's India Ltd.	36,053	11,684
	L&T Finance Ltd.	231,511	754,364
Ω	L&T Technology Services Ltd.	5,319	197,350
	LA Opala RG Ltd.	1,909	3,683
	Landmark Cars Ltd.	1,557	8,847
	Larsen & Toubro Ltd.	27,381	1,129,096
Ω	Laurus Labs Ltd.	57,587	1,095,557
	Laxmi Organic Industries Ltd.	3,180	5,955
*Ω	Lemon Tree Hotels Ltd.	137,671	157,930
	LG Balakrishnan & Bros Ltd.	8,854	146,945
	LIC Housing Finance Ltd.	85,519	468,590
	Lincoln Pharmaceuticals Ltd.	1,483	8,958
	Linde India Ltd.	2,015	142,933
	Lloyds Enterprises Ltd.	34,666	29,067
	Lloyds Metals & Energy Ltd.	9,774	208,584
	LMW Ltd.	716	119,320
Ω	Lodha Developers Ltd.	4,798	62,504
	LT Foods Ltd.	42,371	183,350
Ω	LTM Ltd.	14,151	648,315
	Lumax Auto Technologies Ltd.	10,082	165,863
	Lumax Industries Ltd.	1,052	58,311
	Lupin Ltd.	62,163	1,572,659
	LUX Industries Ltd.	1,387	18,086
	Mahanagar Gas Ltd.	10,030	117,006
	Maharashtra Scooters Ltd.	800	109,287
	Maharashtra Seamless Ltd.	18,958	111,790
	Mahindra & Mahindra Financial Services Ltd.	180,392	731,955
	Mahindra & Mahindra Ltd.	71,093	2,527,356
*	Mahindra Holidays & Resorts India Ltd.	21,183	48,765
	Mahindra Lifespace Developers Ltd.	37,878	155,599
Ω	Mahindra Logistics Ltd.	10,342	44,441
		Shares	Value»
INDIA — (Continued)
	Maithan Alloys Ltd.	2,030	$20,901
*	Malco Energy Ltd.	338,403	126,331
*	Man Industries India Ltd.	9,193	51,402
	Man Infraconstruction Ltd.	30,854	31,745
	Manali Petrochemicals Ltd.	10,895	7,365
	Manappuram Finance Ltd.	235,523	917,679
	Mangalam Cement Ltd.	4,383	43,646
	Mangalore Refinery & Petrochemicals Ltd.	40,974	72,837
	Mankind Pharma Ltd.	6,971	180,563
	Marico Ltd.	102,266	931,159
	Marksans Pharma Ltd.	74,161	200,489
	Maruti Suzuki India Ltd.	4,551	678,953
Ω	MAS Financial Services Ltd.	17,424	58,230
	Mastek Ltd.	4,519	88,764
*	Max Estates Ltd.	37	153
	Max Healthcare Institute Ltd.	28,599	330,033
	Mayur Uniquoters Ltd.	8,317	65,580
	Mazagon Dock Shipbuilders Ltd.	4,176	104,242
*Ω	Medi Assist Healthcare Services Ltd.	10,223	38,284
*	Medplus Health Services Ltd.	19,388	143,189
*	Meghmani Organics Ltd.	33,015	18,666
	Metro Brands Ltd.	1,152	12,470
Ω	Metropolis Healthcare Ltd.	27,738	168,745
	Minda Corp. Ltd.	27,926	204,263
Ω	Mishra Dhatu Nigam Ltd.	5,601	23,203
	MM Forgings Ltd.	7,250	41,778
	MOIL Ltd.	22,181	65,379
	Monarch Networth Capital Ltd.	5,641	22,865
	Monte Carlo Fashions Ltd.	3,649	19,945
	Morepen Laboratories Ltd.	106,810	63,666
	Motherson Sumi Wiring India Ltd.	652,036	277,572
	Motilal Oswal Financial Services Ltd.	49,532	442,615
	Mphasis Ltd.	33,542	821,057

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	MPS Ltd.	884	$24,891
	MRF Ltd.	654	911,047
	Mrs Bectors Food Specialities Ltd.	30,230	65,446
	MSTC Ltd.	7,750	50,034
	Muthoot Finance Ltd.	53,243	1,744,514
*	Nalwa Sons Investments Ltd.	187	10,842
	Narayana Hrudayalaya Ltd.	24,947	528,214
	Natco Pharma Ltd.	20,784	200,270
	National Aluminium Co. Ltd.	319,195	1,175,848
	National Fertilizers Ltd.	35,078	26,227
	Nava Ltd.	55,260	319,157
	Navin Fluorine International Ltd.	1,621	128,767
	Navneet Education Ltd.	33,180	46,619
*	Nazara Technologies Ltd.	28,388	100,595
	NBCC India Ltd.	52,430	52,025
	NCC Ltd.	133,271	197,378
	NDR Auto Components Ltd.	1,125	9,565
	NESCO Ltd.	8,606	95,602
	Nestle India Ltd.	46,162	727,807
	Neuland Laboratories Ltd.	1,928	384,922
	Newgen Software Technologies Ltd.	4,385	25,526
	NHPC Ltd.	332,705	274,389
	NIIT Learning Systems Ltd.	25,172	63,390
	NIIT Ltd.	36,661	36,555
	Nilkamal Ltd.	2,650	50,266
Ω	Nippon Life India Asset Management Ltd.	24,720	300,734
	Nitin Spinners Ltd.	10,677	60,855
	NLC India Ltd.	66,590	207,679
	NMDC Ltd.	947,181	844,848
*	NMDC Steel Ltd.	262,907	118,708
	NOCIL Ltd.	28,302	48,559
	NRB Bearings Ltd.	20,512	87,780
	NTPC Ltd.	245,260	890,246
	Nucleus Software Exports Ltd.	3,058	21,930
	Nuvama Wealth Management Ltd.	28,266	530,092
*	Nuvoco Vistas Corp. Ltd.	22,240	80,417
	Oberoi Realty Ltd.	36,793	703,449
	Oil & Natural Gas Corp. Ltd.	110,895	282,252
	Oil India Ltd.	85,333	411,746
		Shares	Value»
INDIA — (Continued)
	One 97 Communications Ltd.	43,199	$605,281
	Oracle Financial Services Software Ltd.	5,536	649,977
	Orient Electric Ltd.	32,177	58,459
*	Orient Green Power Co. Ltd.	135,608	14,101
	Oriental Hotels Ltd.	5,689	7,872
	Page Industries Ltd.	938	395,589
	Paisalo Digital Ltd.	211,415	156,794
	Panama Petrochem Ltd.	5,121	24,362
Ω	Paradeep Phosphates Ltd.	164,899	253,708
Ω	Parag Milk Foods Ltd., Class F	9,183	20,513
	Patanjali Foods Ltd.	31,774	117,807
*	Patel Engineering Ltd.	142,766	40,921
*	PB Fintech Ltd.	9,542	160,239
*	PC Jeweller Ltd.	661,290	64,137
	PCBL Chemical Ltd.	61,168	203,364
	Pearl Global Industries Ltd.	5,082	109,844
*	Pennar Industries Ltd.	26,028	45,114
	Persistent Systems Ltd.	21,594	1,253,398
	Petronet LNG Ltd.	192,487	564,719
	Phoenix Mills Ltd.	23,628	468,861
	PI Industries Ltd.	13,700	395,831
*	Piccadily Agro Industries Ltd.	3,231	24,875
	Pidilite Industries Ltd.	27,573	464,536
	Piramal Finance Ltd.	43,372	938,614
	Piramal Pharma Ltd.	97,477	199,153
	Pitti Engineering Ltd.	3,493	33,681
Ω	PNB Housing Finance Ltd.	68,087	745,699
	PNC Infratech Ltd.	35,226	90,946
	Pokarna Ltd.	2,585	25,201
	Poly Medicure Ltd.	4,687	83,578
	Polycab India Ltd.	6,068	578,413
	Polyplex Corp. Ltd.	6,105	70,683
	Pondy Oxides & Chemicals Ltd.	13,870	76,593
*	Poonawalla Fincorp Ltd.	31,174	151,246
	Power Finance Corp. Ltd.	421,622	1,877,050
	Power Grid Corp. of India Ltd.	289,097	860,427
	Power Mech Projects Ltd.	5,590	150,045
	Praj Industries Ltd.	26,040	85,129
	Prakash Industries Ltd.	57,269	73,915

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Prataap Snacks Ltd.	2,707	$32,908
	Precision Wires India Ltd.	13,794	53,977
	Prestige Estates Projects Ltd.	37,413	633,954
	Pricol Ltd.	31,539	230,711
*	Prime Focus Ltd.	8,211	24,700
	Prince Pipes & Fittings Ltd.	6,881	19,013
*	Prism Johnson Ltd.	43,150	48,157
	Privi Speciality Chemicals Ltd.	2,218	84,380
	Procter & Gamble Health Ltd.	1,759	122,122
	Procter & Gamble Hygiene & Health Care Ltd.	1,102	99,337
*	PTC India Financial Services Ltd.	60,991	17,680
	PTC India Ltd.	86,024	158,251
	Punjab National Bank	252,837	298,344
*	Puravankara Ltd.	8,141	18,033
*	PVR Inox Ltd.	26,600	313,318
Ω	Quess Corp. Ltd.	16,225	56,245
	R Systems International Ltd.	7,808	21,447
	Radico Khaitan Ltd.	11,298	514,694
	Rail Vikas Nigam Ltd.	13,209	31,129
	Railtel Corp. of India Ltd.	25,877	77,334
	Rain Industries Ltd.	52,652	122,491
	Rainbow Children's Medicare Ltd.	9,433	150,697
	Rallis India Ltd.	18,917	43,101
	Ram Ratna Wires Ltd.	5,563	26,086
	Ramco Cements Ltd.	19,497	187,920
	Ramco Industries Ltd.	13,704	46,840
	Ramkrishna Forgings Ltd.	18,903	129,183
*	Ramky Infrastructure Ltd.	2,271	9,024
	Rane Holdings Ltd.	2,514	45,851
	Rane Madras Ltd.	579	7,027
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	73,516
	Ratnamani Metals & Tubes Ltd.	7,860	194,370
*	RattanIndia Power Ltd.	652,992	59,829
	Raymond Lifestyle Ltd.	11,795	88,093
*	Raymond Ltd.	14,744	89,569
*	Raymond Realty Ltd.	14,744	99,139
Ω	RBL Bank Ltd.	153,794	601,937
	REC Ltd.	522,863	2,042,328
	Redington Ltd.	224,470	753,852
	Redtape Ltd.	53,912	74,912
		Shares	Value»
INDIA — (Continued)
	Relaxo Footwears Ltd.	10,941	$46,603
	Reliance Industrial Infrastructure Ltd.	2,215	17,187
	Reliance Industries Ltd. (RIL IN)	471,922	6,447,461
*	Reliance Infrastructure Ltd.	40,867	25,716
*	Reliance Power Ltd.	916,309	224,923
*	Religare Enterprises Ltd.	15,238	40,385
	Repco Home Finance Ltd.	12,674	51,059
	Rhi Magnesita India Ltd.	14,371	58,422
	Rico Auto Industries Ltd.	31,447	46,779
	RITES Ltd.	28,740	64,507
	Route Mobile Ltd.	4,960	27,996
	RPG Life Sciences Ltd.	1,466	42,695
*	RPSG Ventures Ltd.	3,401	33,371
	Safari Industries India Ltd.	5,715	92,830
*	Sagar Cements Ltd.	10,335	18,880
*Ω	Salasar Techno Engineering Ltd.	357,039	22,000
*	SAMHI Hotels Ltd.	24,820	46,788
*	Sammaan Capital Ltd.	194,498	331,059
	Samvardhana Motherson International Ltd.	723,876	1,144,428
	Sandhar Technologies Ltd.	8,597	56,265
	Sandur Manganese & Iron Ores Ltd.	21,489	47,959
	Sangam India Ltd.	553	3,517
	Sanghvi Movers Ltd.	6,740	28,955
	Sanofi Consumer Healthcare India Ltd.	1,878	90,879
	Sanofi India Ltd.	1,979	68,845
Ω	Sansera Engineering Ltd.	3,442	121,124
*	Sapphire Foods India Ltd.	20,690	39,979
	Sarda Energy & Minerals Ltd.	35,303	191,987
	Saregama India Ltd.	5,247	28,597
	Sasken Technologies Ltd.	1,366	26,132
*	Satin Creditcare Network Ltd.	13,319	33,291
	Savita Oil Technologies Ltd.	6,016	37,797
*	SBFC Finance Ltd.	128,838	122,130

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	SBI Cards & Payment Services Ltd.	7,358	$50,856
Ω	SBI Life Insurance Co. Ltd.	13,387	265,099
	Schaeffler India Ltd.	4,585	195,939
*	Schneider Electric Infrastructure Ltd.	15,960	226,322
*	SEAMEC Ltd.	2,862	43,222
	Senco Gold Ltd.	8,402	35,470
*	SEPC Ltd.	382,773	23,876
	Seshasayee Paper & Boards Ltd.	6,832	17,207
Ω	SH Kelkar & Co. Ltd.	18,152	31,200
	Shaily Engineering Plastics Ltd.	939	30,014
	Shankara Buildpro Ltd.	2,140	28,004
	Shanthi Gears Ltd.	4,322	18,603
	Sharda Cropchem Ltd.	10,452	89,885
	Sharda Motor Industries Ltd.	8,242	75,437
	Share India Securities Ltd.	32,632	61,070
*	Sheela Foam Ltd.	1,676	13,811
	Shilpa Medicare Ltd.	20,432	131,563
	Shipping Corp. of India Land & Assets Ltd.	59,327	25,636
	Shipping Corp. of India Ltd.	65,823	200,036
*	Shoppers Stop Ltd.	11,621	47,292
	Shree Cement Ltd.	1,267	353,032
*	Shree Renuka Sugars Ltd.	87,388	20,010
	Shriram Finance Ltd.	41,760	457,477
	Shriram Pistons & Rings Ltd.	3,543	162,820
*	Shriram Properties Ltd.	20,436	18,030
	Shyam Metalics & Energy Ltd.	10,142	109,202
	Siemens Energy India Ltd.	1,925	65,275
*	Siemens Ltd.	1,925	75,460
*	Sindhu Trade Links Ltd.	40,284	10,336
	SIS Ltd.	9,512	42,150
	Siyaram Silk Mills Ltd.	4,520	28,610
	SJS Enterprises Ltd.	7,247	181,275
*	SKF India Industrial Ltd.	5,640	161,966
	SKF India Ltd.	5,640	87,487
	Skipper Ltd.	10,416	57,454
	Sobha Ltd.	8,818	126,884
		Shares	Value»
INDIA — (Continued)
	Solar Industries India Ltd.	6,105	$1,174,806
*	Solara Active Pharma Sciences Ltd.	4,763	25,703
	Somany Ceramics Ltd.	5,724	29,244
Ω	Sona Blw Precision Forgings Ltd.	17,683	142,415
	Sonata Software Ltd.	59,569	200,264
	South Indian Bank Ltd.	648,890	318,432
	SP Apparels Ltd.	1,282	13,365
*	Spandana Sphoorty Financial Ltd.	4,562	12,419
*	SPML Infra Ltd.	7,955	16,085
	SRF Ltd.	29,116	800,692
	Star Cement Ltd.	39,643	84,153
*	Star Health & Allied Insurance Co. Ltd.	39,980	249,964
	State Bank of India (SBID LI), GDR	490	53,385
	State Bank of India (SBIN IN)	114,695	1,234,636
	State Bank of India (SBKFF US), GDR	2,177	235,551
	Steel Authority of India Ltd.	331,912	587,606
	Steel Strips Wheels Ltd.	4,614	15,044
	Steelcast Ltd.	6,649	21,936
*	Sterlite Technologies Ltd.	52,825	308,534
	Stove Kraft Ltd.	2,089	17,130
	Strides Pharma Science Ltd.	19,528	210,824
*	Stylam Industries Ltd.	1,806	64,068
	Subros Ltd.	10,122	87,161
	Sudarshan Chemical Industries Ltd.	12,850	137,383
	Sumitomo Chemical India Ltd.	13,987	75,111
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	39,264	817,227
	Sun TV Network Ltd.	22,216	118,371
	Sundaram Finance Ltd.	12,288	601,132
	Sundaram-Clayton Ltd.	1,656	21,712
	Sundram Fasteners Ltd.	27,004	277,282
	Sunflag Iron & Steel Co. Ltd.	7,914	30,434
	Sunteck Realty Ltd.	15,212	48,303
	Suprajit Engineering Ltd.	24,805	131,505

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Supreme Industries Ltd.	14,105	$514,093
	Supreme Petrochem Ltd.	22,062	165,414
	Supriya Lifescience Ltd.	6,535	59,280
	Surya Roshni Ltd.	27,536	68,840
*	Suryoday Small Finance Bank Ltd.	15,323	26,075
*	Suzlon Energy Ltd.	1,801,942	906,216
	Swan Corp. Ltd.	27,940	89,831
	Swaraj Engines Ltd.	1,425	54,123
*	Syncom Formulations India Ltd.	82,175	11,318
Ω	Syngene International Ltd.	44,678	180,646
	TAJGVK Hotels & Resorts Ltd.	3,470	13,202
	Talbros Automotive Components Ltd.	2,544	10,899
	Tamil Nadu Newsprint & Papers Ltd.	15,403	24,371
	Tamilnad Mercantile Bank Ltd.	21,063	188,506
	Tanla Platforms Ltd.	19,517	119,932
*	TARC Ltd.	34,062	49,054
	Tata Chemicals Ltd.	46,315	326,607
	Tata Communications Ltd.	23,355	429,506
	Tata Consultancy Services Ltd.	52,235	1,296,146
	Tata Consumer Products Ltd.	39,732	450,415
	Tata Elxsi Ltd.	5,737	221,385
	Tata Motors Ltd./new	242,466	1,105,841
	Tata Motors Passenger Vehicles Ltd.	242,466	863,960
	Tata Power Co. Ltd.	176,417	704,032
	Tata Steel Ltd.	1,475,346	2,940,127
	Tata Technologies Ltd.	45,172	353,417
	Tatva Chintan Pharma Chem Pvt Ltd.	846	15,844
	TCI Express Ltd.	3,754	21,162
	TD Power Systems Ltd.	29,800	352,590
*	TeamLease Services Ltd.	890	11,472
	Tech Mahindra Ltd.	45,211	786,250
	Techno Electric & Engineering Co. Ltd.	12,589	129,197
	Technocraft Industries India Ltd.	670	18,032
	Tega Industries Ltd.	1,791	27,869
		Shares	Value»
INDIA — (Continued)
	Texmaco Infrastructure & Holdings Ltd.	4,954	$5,918
	Texmaco Rail & Engineering Ltd.	49,331	57,667
	Thanga Mayil Jewellery Ltd.	1,650	90,364
	Thermax Ltd.	2,584	116,477
	Thirumalai Chemicals Ltd.	17,134	31,588
	Thomas Cook India Ltd.	36,462	39,990
Ω	Thyrocare Technologies Ltd.	13,206	80,040
	Tilaknagar Industries Ltd.	20,689	100,940
	Time Technoplast Ltd.	104,570	227,939
	Timken India Ltd.	5,493	180,629
	Tinna Rubber & Infrastructure Ltd.	2,320	27,093
	Titagarh Rail System Ltd.	16,029	137,645
	Titan Co. Ltd.	27,228	1,392,922
	Torrent Pharmaceuticals Ltd.	33,378	1,798,617
	Torrent Power Ltd.	39,877	588,725
	Tourism Finance Corp. of India Ltd.	108,055	115,212
	Transport Corp. of India Ltd.	9,892	96,530
	Trent Ltd.	15,936	501,053
	Trident Ltd.	309,053	80,099
	Triveni Engineering & Industries Ltd.	37,325	86,866
	Triveni Power Transmission Ltd.	12,441	71,016
	Triveni Turbine Ltd.	9,150	57,744
	TTK Prestige Ltd.	7,806	52,433
	Tube Investments of India Ltd.	27,497	792,324
	TVS Holdings Ltd.	1,705	262,561
	TVS Motor Co. Ltd.	47,653	2,151,875
	TVS Srichakra Ltd.	1,156	47,743
	Uflex Ltd.	11,771	57,968
*Ω	Ujjivan Small Finance Bank Ltd.	303,031	227,922
	UltraTech Cement Ltd.	4,812	599,120
*	Unichem Laboratories Ltd.	9,550	51,531
	Union Bank of India Ltd.	199,983	357,833
	United Breweries Ltd.	3,175	47,594
	United Spirits Ltd.	39,557	628,137
	Universal Cables Ltd.	1,036	14,665
	UNO Minda Ltd.	51,988	642,736

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	UPL Ltd.	193,634	$1,223,040
	Usha Martin Ltd.	48,729	253,735
	UTI Asset Management Co. Ltd.	11,298	106,814
	VA Tech Wabag Ltd.	14,418	298,148
	Vadilal Industries Ltd.	532	40,283
	Vaibhav Global Ltd.	17,605	49,228
*	Valor Estate Ltd.	24,477	28,944
	Vardhman Special Steels Ltd.	2,805	8,935
	Vardhman Textiles Ltd.	40,668	249,563
Ω	Varroc Engineering Ltd.	14,655	104,565
	Varun Beverages Ltd.	111,631	514,598
*	Vedanta Aluminium Metal Ltd.	338,403	1,610,176
*	Vedanta Iron & Steel Ltd.	338,403	114,486
	Vedanta Ltd.	338,403	939,836
*	Vedanta Power Ltd.	338,403	122,359
	Veedol Corp. Ltd.	2,727	40,133
	Venky's India Ltd.	1,715	27,122
	Vesuvius India Ltd.	31,880	147,974
	V-Guard Industries Ltd.	35,226	116,164
	Vimta Labs Ltd.	2,083	13,255
	Vinati Organics Ltd.	9,335	127,262
	Vindhya Telelinks Ltd.	2,575	53,859
	Vishnu Chemicals Ltd.	7,949	50,790
	V-Mart Retail Ltd.	2,152	17,393
*	Vodafone Idea Ltd.	1,504,503	205,306
	Voltamp Transformers Ltd.	1,920	200,122
	Voltas Ltd.	12,519	173,462
	VRL Logistics Ltd.	21,374	59,367
	VST Industries Ltd.	18,447	42,829
	VST Tillers Tractors Ltd.	975	45,402
	Welspun Corp. Ltd.	50,380	871,059
	Welspun Enterprises Ltd.	19,817	123,507
	Welspun Living Ltd.	108,655	177,319
	West Coast Paper Mills Ltd.	12,552	74,989
	Westlife Foodworld Ltd.	15,854	84,232
	Wheels India Ltd.	3,757	55,394
	Whirlpool of India Ltd.	5,699	47,900
	Windlas Biotech Ltd.	1,610	14,495
	Wipro Ltd.	192,707	371,900
*	Wockhardt Ltd.	1,534	31,480
	Wonderla Holidays Ltd.	8,812	44,018
	XPRO India Ltd.	831	13,202
*	Yatra Online Ltd.	23,661	26,434
		Shares	Value»
INDIA — (Continued)
*	Yes Bank Ltd.	2,604,921	$621,606
	Zee Entertainment Enterprises Ltd.	177,772	212,656
	Zensar Technologies Ltd.	29,628	157,607
	Zydus Lifesciences Ltd.	52,358	617,180
	Zydus Wellness Ltd.	23,270	141,386
TOTAL INDIA			249,899,207
INDONESIA — (0.2%)
	ABM Investama Tbk. PT	144,100	20,167
	Adi Sarana Armada Tbk. PT	389,000	13,161
	AKR Corporindo Tbk. PT	1,519,700	123,962
	Alam Sutera Realty Tbk. PT	4,051,400	26,305
	Alamtri Minerals Indonesia Tbk. PT	873,000	73,366
	Alamtri Resources Indonesia Tbk. PT	4,042,400	552,670
	Aneka Tambang Tbk. PT	2,147,846	342,296
*††	Armidian Karyatama Tbk. PT	544,900	0
	Arwana Citramulia Tbk. PT	1,326,700	36,121
	Aspirasi Hidup Indonesia Tbk. PT	1,894,100	37,872
	Astra Agro Lestari Tbk. PT	128,800	49,130
	Astra International Tbk. PT	877,500	249,280
	Astra Otoparts Tbk. PT	396,000	60,605
	Asuransi Tugu Pratama Indonesia Tbk. PT	314,200	21,269
	Avia Avian Tbk. PT	1,645,300	29,654
*	Bank Aladin Syariah Tbk. PT	895,000	13,930
	Bank Amar Indonesia Tbk. PT	503,666	6,177
*	Bank Artha Graha Internasional Tbk. PT	938,200	7,297
	Bank BTPN Syariah Tbk. PT	700,400	38,555
	Bank Central Asia Tbk. PT	2,242,600	785,975
*	Bank China Construction Bank Indonesia Tbk. PT	2,812,000	10,784

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bank Ganesha Tbk. PT	1,289,700	$8,164
*	Bank Jago Tbk. PT	413,200	28,046
*	Bank KB Indonesia Tbk. PT	7,881,856	22,763
	Bank Mandiri Persero Tbk. PT	3,260,000	758,504
*	Bank Mayapada International Tbk. PT	3,615,992	39,390
	Bank Maybank Indonesia Tbk. PT	1,445,900	15,347
	Bank Negara Indonesia Persero Tbk. PT	601,700	117,819
*	Bank Neo Commerce Tbk. PT	2,633,900	38,661
	Bank OCBC Nisp Tbk. PT	796,500	57,080
	Bank Pan Indonesia Tbk. PT	1,283,500	63,813
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	820,743	35,999
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	706,300	20,398
	Bank Rakyat Indonesia Persero Tbk. PT	2,305,034	387,651
	Bank Syariah Indonesia Persero Tbk. PT	833,160	84,155
*	Bank Tabungan Negara Persero Tbk. PT	1,325,992	89,292
*	Barito Pacific Tbk. PT	873,282	88,842
	BFI Finance Indonesia Tbk. PT	1,264,000	64,253
	BISI International Tbk. PT	199,000	7,298
*	Buana Lintas Lautan Tbk. PT	3,891,800	97,619
*	Bukalapak.com Tbk. PT	6,038,600	39,515
	Bukit Asam Persero Tbk. PT	807,100	104,254
*	Bumi Resources Minerals Tbk. PT	5,308,700	164,469
*	Bumi Resources Tbk. PT	17,330,300	157,817
*	Bumi Serpong Damai Tbk. PT	1,288,000	40,764
*	Capital Financial Indonesia Tbk. PT	1,344,700	136,992
		Shares	Value»
INDONESIA — (Continued)
*	Cemindo Gemilang PT	689,100	$30,596
	Charoen Pokphand Indonesia Tbk. PT	1,190,800	218,057
Ω	Cikarang Listrindo Tbk. PT	409,000	16,468
	Ciputra Development Tbk. PT	2,235,047	71,336
	Cisarua Mountain Dairy Tbk. PT	279,700	71,663
*	Citra Marga Nusaphala Persada Tbk. PT	166,518	12,425
*	Darma Henwa Tbk. PT	2,578,400	65,592
	Dayamitra Telekomunikasi PT	3,553,900	91,329
	Dharma Satya Nusantara Tbk. PT	1,298,400	96,432
	Elang Mahkota Teknologi Tbk. PT	2,573,900	75,665
	Elnusa Tbk. PT	1,799,200	69,470
*	Energi Mega Persada Tbk. PT	3,581,700	257,505
	Erajaya Swasembada Tbk. PT	3,182,500	74,049
	ESSA Industries Indonesia Tbk. PT	1,550,600	55,092
	Gajah Tunggal Tbk. PT	649,500	44,278
	Garudafood Putra Putri Jaya Tbk. PT	2,647,400	43,182
	Golden Energy Mines Tbk. PT	50,500	18,167
	Gudang Garam Tbk. PT	91,500	96,564
*	Harum Energy Tbk. PT	505,500	23,487
*	Impack Pratama Industri Tbk. PT	1,776,300	151,738
	Indah Kiat Pulp & Paper Tbk. PT	759,900	353,238
	Indika Energy Tbk. PT	385,900	56,266
	Indo Tambangraya Megah Tbk. PT	76,700	104,711
	Indocement Tunggal Prakarsa Tbk. PT	227,200	58,939
	Indofood CBP Sukses Makmur Tbk. PT	126,700	49,103
	Indofood Sukses Makmur Tbk. PT	470,400	182,114
	Indomobil Sukses Internasional Tbk. PT	329,700	15,608
	Indosat Tbk. PT	1,060,400	111,585

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,078,076	$41,820
*††	Inti Agri Resources Tbk. PT	532,800	0
	Japfa Comfeed Indonesia Tbk. PT	2,058,400	246,293
	Jasa Marga Persero Tbk. PT	252,404	38,435
	Jaya Real Property Tbk. PT	957,600	57,522
	Kalbe Farma Tbk. PT	1,568,000	62,974
	Kawasan Industri Jababeka Tbk. PT	4,774,510	34,458
*	Lippo Karawaci Tbk. PT	8,460,900	28,160
	Map Aktif Adiperkasa PT	2,753,000	99,498
	Mayora Indah Tbk. PT	839,400	78,639
	MDS Retailing Tbk. PT	289,600	25,124
	Medco Energi Internasional Tbk. PT	3,468,500	247,380
	Medikaloka Hermina Tbk. PT	1,204,100	53,443
*	Merdeka Battery Materials Tbk. PT	1,480,100	41,325
*	Merdeka Copper Gold Tbk. PT	815,042	122,641
*	Metro Healthcare Indonesia Tbk. PT	1,818,200	42,912
	Metrodata Electronics Tbk. PT	1,934,000	54,399
	Midi Utama Indonesia Tbk. PT	2,060,800	32,478
	Mitra Keluarga Karyasehat Tbk. PT	507,500	49,758
	Mitra Pinasthika Mustika Tbk. PT	655,500	36,730
*	MNC Tourism Indonesia Tbk. PT	12,838,400	59,260
	Pabrik Kertas Tjiwi Kimia Tbk. PT	125,300	44,835
*	Pacific Strategic Financial Tbk. PT	719,300	26,446
	Pakuwon Jati Tbk. PT	4,405,200	65,125
*	Panin Financial Tbk. PT	2,982,000	37,717
	Pantai Indah Kapuk Dua Tbk. PT	75,556	26,114
	Perusahaan Gas Negara Persero Tbk. PT	1,089,000	90,742
		Shares	Value»
INDONESIA — (Continued)
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	656,200	$52,063
*	Petrindo Jaya Kreasi Tbk. PT	1,915,000	69,671
*	Petrosea Tbk. PT	659,800	171,026
*††	Pool Advista Indonesia Tbk. PT	107,000	56
	Puradelta Lestari Tbk. PT	3,333,600	27,379
	Rukun Raharja Tbk. PT	1,035,500	50,793
	Samudera Indonesia Tbk. PT	1,284,000	21,342
*	Sarana Meditama Metropolitan Tbk. PT	1,026,800	16,867
	Sarana Menara Nusantara Tbk. PT	5,574,700	124,842
	Sariguna Primatirta Tbk. PT	1,578,200	33,885
	Sawit Sumbermas Sarana Tbk. PT	669,300	37,126
*††	Sekawan Intipratama Tbk. PT	253,200	0
	Selamat Sempurna Tbk. PT	783,200	77,940
	Semen Indonesia Persero Tbk. PT	1,029,210	83,526
*	Sentul City Tbk. PT	8,018,200	30,238
	Sumber Alfaria Trijaya Tbk. PT	2,507,800	184,424
	Sumber Tani Agung Resources Tbk. PT	1,250,200	75,090
	Summarecon Agung Tbk. PT	2,680,323	48,555
	Surya Citra Media Tbk. PT	2,259,900	26,097
	Surya Semesta Internusa Tbk. PT	1,665,600	152,622
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	1,239,100	180,897
	Temas Tbk. PT	3,424,000	23,013
	Tempo Scan Pacific Tbk. PT	231,900	37,059
	Timah Persero Tbk. PT	691,000	145,224
	Total Bangun Persada Tbk. PT	237,900	15,076
	Transcoal Pacific Tbk. PT	93,100	26,156
	Trimegah Bangun Persada Tbk. PT	434,600	21,586
*	Trimegah Sekuritas Indonesia Tbk. PT	503,900	15,784

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Triputra Agro Persada PT	1,565,000	$152,065
	Tunas Baru Lampung Tbk. PT	935,614	32,148
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	257,300	21,072
	Unilever Indonesia Tbk. PT	549,800	53,623
	United Tractors Tbk. PT	254,500	339,631
	Vale Indonesia Tbk. PT	477,245	138,701
*††	Waskita Karya Persero Tbk. PT	3,327,686	7,005
*††	Wijaya Karya Persero Tbk. PT	2,883,734	6,130
	XLSMART Telecom Sejahtera Tbk. PT	964,429	130,597
TOTAL INDONESIA			12,055,677
IRELAND — (0.4%)
	AIB Group PLC	659,400	7,842,652
	Bank of Ireland Group PLC	309,344	6,496,199
	Cairn Homes PLC	192,959	543,235
	FBD Holdings PLC (FBD ID)	12,798	257,380
	Glanbia PLC (GLB ID)	47,217	1,253,530
*Ω	Glenveagh Properties PLC	186,836	516,459
	Irish Continental Group PLC (IR5B ID)	43,924	397,996
	Kerry Group PLC (KYGA ID), Class A	30,644	2,925,569
	Kingspan Group PLC (KSP ID)	33,331	3,097,908
	Permanent TSB Group Holdings PLC	27,099	92,648
TOTAL IRELAND			23,423,576
ISRAEL — (0.9%)
*	Abra Information Technologies Ltd.	3,103	4,418
*	Accel Solutions Group Ltd.	14,177	10,232
	Adgar Investment & Development Ltd.	7,898	9,795
*	AFI Properties Ltd.	3,808	239,140
	Africa Israel Residences Ltd.	1,024	72,620
*	Airport City Ltd.	12,331	222,143
		Shares	Value»
ISRAEL — (Continued)
	Albaad Massuot Yitzhak Ltd.	2,265	$22,240
*	Allot Ltd.	4,114	31,278
#	Alony Hetz Properties & Investments Ltd.	23,769	246,843
	Alrov Properties & Lodgings Ltd.	2,536	211,796
	Altshuler Shaham Finance Ltd.	42,541	88,936
	Amos Luzon Development & Energy Group Ltd.	42,724	64,757
	Amot Investments Ltd.	19,556	118,824
	Analyst IMS Investment Management Services Ltd.	1,616	76,255
#	Arad Ltd.	4,947	83,807
*	Argo Properties NV	2,506	103,875
*	Ashdod Refinery Ltd.	2,316	88,773
#	Ashtrom Group Ltd.	8,814	180,655
	AudioCodes Ltd. (AUDC US)	5,656	54,184
	Aura Investments Ltd.	14,547	75,983
	Automatic Bank Services Ltd.	7,428	54,146
	Ayalon Holdings Ltd.	8,558	394,393
	Azorim-Investment Development & Construction Co. Ltd.	9,305	43,819
	Azrieli Group Ltd.	1,691	223,232
	Bank Hapoalim BM	144,881	3,517,414
	Bank Leumi Le-Israel BM	212,296	5,016,197
#*	Baran Group Ltd.	3,353	26,325
#*	Bet Shemesh Engines Holdings 1997 Ltd.	1,819	493,850
	Bezeq The Israeli Telecommunication Corp. Ltd.	239,336	573,456
	Big Shopping Centers Ltd.	1,233	277,114
	Blue Square Real Estate Ltd.	1,552	163,122
*	C. MER Industries Ltd.	293	5,052
*	Camtek Ltd.	1,451	200,640
	Carasso Motors Ltd.	14,649	146,468
*	Carasso Real Estate Ltd.	1,345	14,489
	Castro Model Ltd.	454	21,750
	Cellcom Israel Ltd. (CEL IT)	48,962	528,294

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Clal Insurance Enterprises Holdings Ltd.	23,464	$1,775,699
	Cohen Development Gas & Oil Ltd.	260	14,201
*	Compugen Ltd.	10,412	23,426
	Danel Adir Yeoshua Ltd.	1,593	224,032
	Danya Cebus Ltd.	3,425	131,498
	Delek Automotive Systems Ltd.	6,426	35,586
	Delek Group Ltd.	27,791	733,696
*	Delek Yizum Nechasim Ltd.	2,779	61,326
	Delta Galil Ltd.	5,326	307,901
	Delta Israel Brands Ltd.	1,531	57,323
	Diplomat Holdings Ltd.	1,100	17,071
#	Direct Finance of Direct Group 2006 Ltd.	165	34,186
	Dor Alon Energy in Israel 1988 Ltd.	1,403	85,094
*	Doral Group Renewable Energy Resources Ltd.	19,405	437,292
#*	Duniec Brothers Ltd.	917	75,510
	El Al Israel Airlines	83,664	371,508
	Elbit Systems Ltd. (ESLT US)	311	251,490
	Electra Consumer Products 1970 Ltd.	1,849	43,467
	Electra Ltd.	11,100	432,240
	Energix-Renewable Energies Ltd.	19,149	138,763
*	Enlight Renewable Energy Ltd. (ENLT IT)	3,423	290,509
*	Enlight Renewable Energy Ltd. (ENLT US)	229	19,341
*	Equital Ltd.	7,659	287,160
*	Fattal Holdings 1998 Ltd.	2,084	461,542
	First International Bank of Israel Ltd.	14,348	1,108,005
	FMS Enterprises Migun Ltd.	1,064	67,434
	Formula Systems 1985 Ltd. (FORTY IT)	2,636	277,977
	Fox Wizel Ltd.	3,553	352,166
#*	Gilat Satellite Networks Ltd.	8,621	94,951
		Shares	Value»
ISRAEL — (Continued)
	Hagag Group Real Estate Development	11,912	$84,510
	Hamat Group Ltd.	5,314	26,536
	Harel Insurance Investments & Financial Services Ltd.	26,685	1,529,786
#	Hilan Ltd.	4,993	357,857
	Hiper Global Ltd.	1,464	13,889
	IBI MANAGING&UNDERWRITING Ltd.	9,174	33,512
	ICL Group Ltd.	43,607	222,834
	IDI Insurance Co. Ltd.	3,452	272,619
*	IES Holdings Ltd.	781	195,259
	Ilex Medical Ltd.	1,583	25,915
	Inrom Construction Industries Ltd.	28,399	226,956
*	Isracard Ltd.	56,285	196,754
	Israel Canada TR Ltd.	23,916	122,169
	Israel Discount Bank Ltd., Class A	168,812	1,761,806
#	Israel Shipyards Industries Ltd.	1,705	64,100
	Isras Investment Co. Ltd.	575	158,964
*	Isrotel Ltd.	1,101	45,354
	Issta Ltd.	3,709	108,281
	Kamada Ltd. (KMDA IT)	2,220	16,112
*	Kamada Ltd. (KMDA US)	6,695	47,802
	Kardan Real Estate Enterprise & Development Ltd.	30,989	50,931
	Kenon Holdings Ltd.	5,202	354,688
	Kerur Holdings Ltd.	1,485	40,110
*	Kvutzat Acro Ltd.	4,883	65,548
	Lahav L.R. Real Estate Ltd.	14,898	54,834
	Land Development Nimrodi Group Ltd.	6,149	80,202
	Lapidoth Capital Ltd.	3,319	87,452
	Libra Insurance Co. Ltd.	5,706	40,383
	M Yochananof & Sons Ltd.	1,997	228,455
*	Malam-Team Holding Ltd.	1,477	65,051
	Matrix IT Ltd.	6,597	186,697
	Matrix IT Ltd. MTRX IT	10,247	290,353
	Max Stock Ltd.	23,380	266,626
	Mediterranean Towers Ltd.	32,870	161,527

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Mega Or Holdings Ltd.	4,762	$773,435
	Meitav Investment House Ltd.	16,138	698,277
	Melisron Ltd.	1,840	241,605
	MENIF - Financial Services Ltd.	13,101	99,082
	Menora Mivtachim Holdings Ltd.	5,554	868,500
#*	Meshek Energy Renewable Energies Ltd.	44,062	161,068
	Meshulam Levinstein Contracting & Engineering Ltd.	646	80,788
*	Migdal Insurance & Financial Holdings Ltd.	103,517	588,000
	Mivne Real Estate KD Ltd.	70,674	311,870
	Mivtach Shamir Holdings Ltd.	2,074	291,196
	Mizrahi Tefahot Bank Ltd.	21,980	1,635,677
	Naphtha Israel Petroleum Corp. Ltd.	6,012	47,763
	Nawi Group Ltd.	5,014	75,437
*	Nayax Ltd.	521	35,358
	Neto Malinda Trading Ltd.	2,718	125,358
*	Neto ME Holdings Ltd.	603	43,394
	Next Vision Stabilized Systems Ltd.	13,571	1,054,958
*	Nice Ltd. (NICE IT)	193	18,806
#*	Nice Ltd. (NICE US), Sponsored ADR	702	69,351
*	Nova Ltd. (NVMI IT)	586	232,859
	Novolog Ltd.	74,680	19,805
	Oil Refineries Ltd.	652,152	416,001
	One Software Technologies Ltd.	15,054	322,789
*	OPC Energy Ltd.	6,083	190,870
*	OY Nofar Energy Ltd.	1,406	82,671
#	Palram Industries 1990 Ltd.	5,010	67,357
	Partner Communications Co. Ltd.	55,419	681,492
	Paz Retail & Energy Ltd.	3,420	965,640
*	Perion Network Ltd.	7,181	68,130
	Phoenix Financial Ltd.	43,541	2,441,321
	Plasson Industries Ltd.	1,203	63,170
		Shares	Value»
ISRAEL — (Continued)
	Polyram Plastic Industries Ltd.	4,798	$12,785
#	Prashkovsky Investments & Construction Ltd.	2,012	87,396
	Qualitau Ltd.	2,085	342,096
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,487	392,274
#	Rani Zim Shopping Centers Ltd.	14,142	21,822
*	Rapac Communication & Infrastructure Ltd.	935	25,965
#*	Retailors Ltd.	5,865	44,687
	Sano-Brunos Enterprises Ltd.	288	32,915
	Scope Metals Group Ltd.	2,905	275,893
	Shapir Engineering & Industry Ltd.	7,397	110,704
*	Shikun & Binui Ltd.	51,859	296,797
*	Shikun & Binui Soltec Renewable Energy	70,812	94,855
	Shufersal Ltd.	74,812	1,070,158
	Strauss Group Ltd.	2,516	95,285
	Summit Real Estate Holdings Ltd.	15,262	249,310
#*	Tadiran Group Ltd.	843	52,000
Ω	Tamar Petroleum Ltd.	20,723	202,534
*	TAT Technologies Ltd.	930	38,206
	Tel Aviv Stock Exchange Ltd.	20,243	779,699
	Telsys Ltd.	786	89,041
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	30,689	1,091,891
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	66,494	2,327,955
	Tiv Taam Holdings 1 Ltd.	25,438	95,963
*	Tower Semiconductor Ltd. (TSEM US)	2,581	566,968
	Turpaz Industries Ltd.	5,660	118,850
*	Veridis Environment Ltd.	11,887	196,122
	Victory Supermarket Chain Ltd.	1,508	22,599
#	Wesure Global Tech Ltd.	19,057	94,554
*	Willi Food Investments Ltd.	755	14,944
	YD More Investments Ltd.	9,388	130,781

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	YH Dimri Construction & Development Ltd.	1,301	$153,461
TOTAL ISRAEL			51,301,119
ITALY — (2.5%)
	A2A SpA	574,705	1,501,234
	ACEA SpA	17,230	418,678
#	Amplifon SpA	24,895	348,510
#*	Aquafil SpA	10,154	16,102
	Ariston Holding NV	17,459	73,219
	Arnoldo Mondadori Editore SpA	66,336	160,606
	Ascopiave SpA	20,805	64,722
#	Avio SpA	3,860	129,847
	Azimut Holding SpA	45,890	1,949,176
	B&C Speakers SpA	655	8,375
	Banca Generali SpA	21,043	1,589,738
#	Banca IFIS SpA	9,129	155,446
	Banca Mediolanum SpA	80,142	2,147,401
	Banca Monte dei Paschi di Siena SpA	569,782	7,631,305
*Ω	Banca Sistema SpA	18,647	33,957
	Banco BPM SpA	403,551	7,368,111
	Banco di Desio e della Brianza SpA	18,839	366,620
	BasicNet SpA	5,690	40,419
#*	Biesse SpA	2,426	14,188
	BPER Banca SpA	739,498	12,016,258
	Brembo NV	16,904	206,989
#	Brunello Cucinelli SpA	12,044	1,228,250
	Buzzi SpA	21,637	1,026,369
#	Cairo Communication SpA	13,828	37,422
	Cembre SpA	1,546	145,871
	Cementir Holding NV	16,157	282,232
*	CIR SpA-Compagnie Industriali	281,282	232,879
	Comer Industries SpA	343	19,900
	Credito Emiliano SpA	37,931	834,087
*	Cy4gate SpA	3,411	38,304
	d'Amico International Shipping SA	18,806	156,680
	Danieli & C Officine Meccaniche SpA (DAN IM)	4,771	358,260
	Danieli & C Officine Meccaniche SpA (DANR IM)	14,987	770,553
#	Davide Campari-Milano NV	96,825	659,447
#	De' Longhi SpA	9,689	454,795
#Ω	doValue SpA	23,744	63,349
Ω	Enav SpA	24,621	143,788
		Shares	Value»
ITALY — (Continued)
	Enel SpA	756,545	$8,543,966
	Eni SpA (ENI IM)	413,747	11,509,067
#	ERG SpA	13,003	330,079
	Esprinet SpA	13,585	111,238
#	Ferrari NV (RACE IM)	9,037	3,553,364
#	Ferretti SpA	32,804	109,328
	Fiera Milano SpA	6,134	59,712
	Fila SpA	13,113	141,932
#*	Fincantieri SpA	34,763	546,436
	FinecoBank Banca Fineco SpA	142,072	3,892,325
	FNM SpA	63,935	33,759
	Garofalo Health Care SpA	9,339	60,822
	Gefran SpA	1,857	23,394
#	Generali	14,547	737,228
#	GPI SpA	1,522	24,116
	Hera SpA	276,415	1,206,607
*	IMMSI SpA	88,096	53,649
	Industrie De Nora SpA	6,576	48,723
#Ω	Infrastrutture Wireless Italiane SpA	38,356	284,581
#	Intercos SpA	7,878	121,537
	Interpump Group SpA	7,495	301,727
	Intesa Sanpaolo SpA	769,891	5,819,843
	Iren SpA	145,146	422,113
	Italgas SpA	167,444	1,726,738
	Italmobiliare SpA	5,539	166,846
	Iveco Group NV	27,956	448,251
	Leonardo SpA	23,513	1,498,589
	Lottomatica Group SpA	23,055	623,272
	Maire SpA	50,309	751,837
#	MARR SpA	3,876	28,504
	MFE-MediaForEurope NV, Class A	62,780	193,438
#	Moltiply Group SpA	6,507	274,112
	Moncler SpA	48,564	2,762,259
#*	NewPrinces SpA	6,439	119,210
#Ω	Nexi SpA	102,122	500,488
	Orsero SpA	2,452	45,595
Ω	OVS SpA	86,178	622,977
	Pharmanutra SpA	668	64,137
#	Piaggio & C SpA	32,470	72,828
Ω	Pirelli & C SpA	123,131	937,965
#	Poste Italiane SpA	34,795	1,052,638
	Prysmian SpA	43,242	5,967,101
Ω	RAI Way SpA	26,708	143,180
	Reply SpA	5,119	649,611
#*	Revo Insurance SpA	1,993	59,187
#	Rizzoli Corriere Della Sera Mediagroup SpA	38,378	41,087
	Sabaf SpA	1,655	23,613
*	Safilo Group SpA	47,686	91,019
#	Saipem SpA	537,870	2,609,448
*	Salvatore Ferragamo SpA	3,459	40,655

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Sanlorenzo SpA	3,966	$173,724
*	Seco SpA	8,631	34,864
	Sesa SpA	2,712	289,677
	Snam SpA	144,354	978,838
*	Sogefi SpA	19,990	44,443
	SOL SpA	12,728	834,116
#*	Stellantis NV (STLA UX)	33,695	194,083
#*	Stellantis NV (STLAM IM)	245,379	1,412,786
#	Tamburi Investment Partners SpA	29,041	312,552
Ω	Technogym SpA	36,534	571,591
*	Telecom Italia SpA	643,284	5,462,674
	Tenaris SA (TEN IM)	46,810	1,342,961
	Tenaris SA (TS US), ADR	9,230	529,156
	Terna - Rete Elettrica Nazionale	176,266	2,020,736
#*	TREVI - Finanziaria Industriale SpA	11,048	58,401
#	TXT e-solutions SpA	1,579	84,382
	UniCredit SpA	126,879	11,966,191
	Unipol Assicurazioni SpA	170,742	5,342,431
#	Webuild SpA	134,753	349,824
	Wiit SpA	2,903	94,108
#	Zignago Vetro SpA	4,280	36,696
TOTAL ITALY			134,277,452
JAPAN — (14.8%)
	& ST HD Co. Ltd.	10,300	218,529
	77 Bank Ltd.	62,400	1,351,987
	A&D HOLON Holdings Co. Ltd.	11,800	219,331
	AB & Company Co. Ltd.	5,100	43,679
#	ABC-Mart, Inc.	19,200	328,527
	Achilles Corp.	4,100	33,080
	Acom Co. Ltd.	71,900	214,049
#	AD Works Group Co. Ltd.	14,410	36,769
	ADEKA Corp.	28,200	688,283
#	Ad-sol Nissin Corp.	3,200	30,173
	Advan Group Co. Ltd.	6,600	38,538
	Advantest Corp.	59,900	11,835,158
	Aeon Co. Ltd.	198,072	1,699,402
#	Aeon Fantasy Co. Ltd.	3,100	53,676
	AEON Financial Service Co. Ltd.	22,800	224,173
#	Aeon Hokkaido Corp.	12,600	66,779
#	Aeon Kyushu Co. Ltd.	1,500	26,664
	AGC, Inc.	24,900	939,053
	Ahresty Corp.	7,600	33,201
	Ai Holdings Corp.	3,700	68,143
	Aica Kogyo Co. Ltd.	14,500	334,316
	Aichi Corp.	11,200	101,421
		Shares	Value»
JAPAN — (Continued)
	Aichi Financial Group, Inc.	54,445	$586,881
	Aichi Steel Corp.	16,800	308,232
	Aichi Tokei Denki Co. Ltd.	3,600	62,883
	Aida Engineering Ltd.	7,600	56,508
	Ain Holdings, Inc.	2,400	88,597
	Ainavo Holdings Co. Ltd.	1,600	7,722
	Aiphone Co. Ltd.	4,500	79,405
	Air Water, Inc.	47,000	737,120
#	Airman Corp.	8,800	139,459
	Airport Facilities Co. Ltd.	10,500	61,705
#	Airtech Japan Ltd.	1,600	13,364
	Airtrip Corp.	4,800	26,729
	Aisan Industry Co. Ltd.	16,500	246,207
	Aisin Corp.	103,000	1,420,031
#	AIT Corp.	3,900	57,459
#	Aizawa Securities Group Co. Ltd.	5,300	56,524
	Ajinomoto Co., Inc.	50,300	1,551,169
	Akatsuki Corp.	8,500	31,913
	Akatsuki, Inc.	2,800	53,475
#*	Akebono Brake Industry Co. Ltd.	33,200	22,737
	Akita Bank Ltd.	5,900	266,222
#	Albis Co. Ltd.	2,300	36,679
	Alconix Corp.	11,500	186,089
	Alfresa Holdings Corp.	46,200	670,131
	Allied Telesis Holdings KK	17,200	25,118
	Alpen Co. Ltd.	3,900	54,225
	Alpha Systems, Inc.	1,900	39,138
	AlphaPolis Co. Ltd.	1,700	11,297
	Alps Alpine Co. Ltd.	44,444	608,792
	ALSOK Co. Ltd.	73,100	537,322
	Altech Corp.	14,230	73,543
	Amada Co. Ltd.	80,000	1,372,492
	Amano Corp.	16,400	397,271
#	Amiyaki Tei Co. Ltd.	3,300	28,139
	Amuse, Inc.	3,300	40,343
#	Amvis Holdings, Inc.	17,720	42,411
	ANA Holdings, Inc.	6,700	130,863
#	Anabuki Kosan, Inc.	1,900	27,070
	Anest Iwata Corp.	8,600	96,676
#	Anicom Holdings, Inc.	18,800	140,998
	Anrakutei Co. Ltd.	600	14,284
#	Anycolor, Inc.	5,700	93,798
	AOKI Holdings, Inc.	10,800	116,689
	Aoyama Trading Co. Ltd.	36,000	169,261
	Aoyama Zaisan Networks Co. Ltd.	7,300	58,201
	Aozora Bank Ltd.	28,000	531,319
	Appier Group, Inc.	29,100	174,301

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Arakawa Chemical Industries Ltd.	5,400	$60,774
	Arata Corp.	7,500	122,757
	Araya Industrial Co. Ltd.	1,800	30,062
#*	ARCHION Corp.	92,400	156,098
	ARCLANDS Corp.	17,979	215,936
	Arcs Co. Ltd.	10,780	244,776
	ARE Holdings, Inc.	23,300	448,345
	Arealink Co. Ltd.	18,400	114,363
	Argo Graphics, Inc.	16,800	143,386
	Ariake Japan Co. Ltd.	3,600	121,098
	Arisawa Manufacturing Co. Ltd.	10,600	159,936
	Artience Co. Ltd.	14,300	396,178
#	Artnature, Inc.	5,822	32,302
#	Artner Co. Ltd.	4,000	23,863
	As One Corp.	13,800	207,939
	Asahi Co. Ltd.	5,000	42,646
#	Asahi Diamond Industrial Co. Ltd.	12,600	86,008
	Asahi Group Holdings Ltd.	129,200	1,348,356
	Asahi Intecc Co. Ltd.	32,200	726,469
	Asahi Kasei Corp.	226,718	2,420,202
#	Asahi Kogyosha Co. Ltd.	4,400	103,996
#	Asahi Net, Inc.	6,400	25,440
	Asahi Printing Co. Ltd.	1,800	9,971
	Asahi Yukizai Corp.	5,600	211,614
	Asanuma Corp.	30,000	162,770
	Asia Pile Holdings Corp.	14,000	129,742
	Asics Corp.	85,600	2,523,866
	ASKA Pharmaceutical Holdings Co. Ltd.	8,300	111,324
	Astellas Pharma, Inc.	220,800	3,032,644
#	Astena Holdings Co. Ltd.	13,800	43,542
	Atrae, Inc.	4,600	24,806
#*	Aucnet, Inc.	16,000	133,307
	Autobacs Seven Co. Ltd.	13,000	126,728
	Aval Data Corp.	2,100	40,694
#	Avant Group Corp.	7,100	56,382
	Avex, Inc.	8,500	70,396
	Awa Bank Ltd.	17,600	908,681
	Axial Retailing, Inc.	24,200	192,434
	Azbil Corp.	89,600	927,809
#	AZ-COM MARUWA Holdings, Inc.	20,900	120,668
#	AZOOM Co. Ltd.	1,800	52,460
	Bandai Namco Holdings, Inc.	48,900	1,416,595
	Bando Chemical Industries Ltd.	14,200	214,228
		Shares	Value»
JAPAN — (Continued)
	Bank of Iwate Ltd.	17,600	$235,374
	Bank of Nagoya Ltd.	12,495	504,267
	Bank of Saga Ltd.	4,794	166,748
	Bank of the Ryukyus Ltd.	13,100	239,351
	Base Co. Ltd.	2,400	48,255
#	baudroie, Inc.	2,800	50,430
	BayCurrent, Inc.	22,800	1,028,373
	Beauty Garage, Inc.	3,100	26,989
	Belc Co. Ltd.	4,500	188,687
	Bell System24 Holdings, Inc.	11,500	98,549
	Belluna Co. Ltd.	16,900	113,570
	Bewith, Inc.	2,200	22,173
#	Bic Camera, Inc.	27,600	301,918
	BIPROGY, Inc.	25,100	770,254
	B-Lot Co. Ltd.	4,000	36,334
	Blue Zones Holdings Co. Ltd.	38,200	428,775
	BML, Inc.	8,000	179,433
#	Bookoff Group Holdings Ltd.	5,300	93,367
	Bourbon Corp.	1,900	37,722
	B-R31 Ice Cream Co. Ltd.	500	12,777
	Bridgestone Corp.	160,200	3,956,206
	Broadmedia Corp.	600	6,598
	Brother Industries Ltd.	55,700	1,387,108
#	Buffalo, Inc.	4,700	80,670
#	Bull-Dog Sauce Co. Ltd.	3,500	39,890
	Bunka Shutter Co. Ltd.	16,400	194,946
	Business Brain Showa-Ota, Inc.	12,000	77,735
#	Business Engineering Corp.	8,500	65,072
	C Uyemura & Co. Ltd.	2,000	277,568
	CAC Holdings Corp.	3,100	35,934
	Calbee, Inc.	27,400	499,730
	Canon Marketing Japan, Inc.	27,600	620,196
	Canon, Inc. (7751 JP)	29,400	818,352
	Capcom Co. Ltd.	48,200	1,210,801
	Career Design Center Co. Ltd.	2,000	36,509
	Careerlink Co. Ltd.	2,500	36,984
	Carlit Co. Ltd.	6,600	94,447
	Cawachi Ltd.	6,000	125,048
	CCI Group, Inc.	74,000	508,348
#	CDS Co. Ltd.	1,800	19,370
	CE Holdings Co. Ltd.	2,000	20,937
#	Celsys, Inc.	10,800	116,571
	Central Automotive Products Ltd.	12,300	158,007

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Central Glass Co. Ltd.	9,600	$237,532
	Central Japan Railway Co.	21,200	527,559
#	Central Security Patrols Co. Ltd.	2,100	36,703
#	Central Sports Co. Ltd.	1,900	28,997
#	Ceres, Inc.	3,600	47,559
#	Change Holdings, Inc.	11,200	67,325
#	Charm Care Corp. KK	7,200	61,044
	Chiba Bank Ltd.	66,700	1,084,212
	Chiba Kogyo Bank Ltd.	17,300	279,709
#	Chikaranomoto Holdings Co. Ltd.	3,600	37,157
#	Chino Corp.	6,200	61,806
#*	Chiyoda Corp.	8,100	32,898
	Chiyoda Integre Co. Ltd.	5,000	101,933
	Chofu Seisakusho Co. Ltd.	4,000	52,638
	Chori Co. Ltd.	5,000	121,969
#	Choushimaru Co. Ltd.	1,900	20,529
	Chubu Electric Power Co., Inc.	54,600	945,402
	Chubu Shiryo Co. Ltd.	8,400	99,373
#	Chubu Steel Plate Co. Ltd.	4,100	54,532
	Chudenko Corp.	9,800	301,848
	Chugai Pharmaceutical Co. Ltd.	40,200	1,744,332
#	Chugai Ro Co. Ltd.	2,300	55,329
	Chugin Financial Group, Inc.	50,900	1,048,814
#	Chugoku Electric Power Co., Inc.	47,400	277,776
	Chugoku Marine Paints Ltd.	13,700	305,541
	Chuo Spring Co. Ltd.	8,000	184,225
	Chuo Warehouse Co. Ltd.	1,600	17,989
	Citizen Watch Co. Ltd.	71,600	947,866
	CKD Corp.	14,800	540,094
#	CK-San-Etsu Co. Ltd.	1,900	61,549
	Cleanup Corp.	6,000	34,853
	CMK Corp.	19,100	74,101
	Coca-Cola Bottlers Japan Holdings, Inc.	32,456	779,948
#	Colowide Co. Ltd.	21,900	283,218
		Shares	Value»
JAPAN — (Continued)
	Computer Engineering & Consulting Ltd.	10,100	$141,365
	Computer Institute of Japan Ltd.	4,000	12,874
	COMSYS Holdings Corp.	26,405	866,704
#	Comture Corp.	10,100	90,709
	Copro-Holdings Co. Ltd.	4,000	20,366
	Core Concept Technologies, Inc.	4,000	36,300
#	Core Corp.	2,700	34,117
	Cosel Co. Ltd.	8,100	62,591
	Cosmo Energy Holdings Co. Ltd.	47,200	1,174,574
	Cosmos Initia Co. Ltd.	5,600	46,116
	Cosmos Pharmaceutical Corp.	10,513	424,041
#	Cota Co. Ltd.	5,556	42,420
#*	Cover Corp.	7,500	68,855
#	Create Restaurants Holdings, Inc.	77,640	379,567
	Create SD Holdings Co. Ltd.	7,400	154,578
	Credit Saison Co. Ltd.	55,608	1,575,220
#	Creek & River Co. Ltd.	4,300	38,890
#	Cresco Ltd.	9,200	93,162
	CTI Engineering Co. Ltd.	9,800	194,393
	CTS Co. Ltd.	8,900	46,966
	Curves Holdings Co. Ltd.	15,900	95,443
#	Cyber Security Cloud, Inc.	3,900	44,274
	CyberAgent, Inc.	111,000	1,014,129
#	Cybozu, Inc.	10,200	174,678
	Dai Nippon Printing Co. Ltd.	48,400	877,599
	Dai Nippon Toryo Co. Ltd.	7,000	61,204
	Daicel Corp.	83,200	750,723
	Dai-Dan Co. Ltd.	34,800	524,738
#	Daido Metal Co. Ltd.	9,200	77,746
	Daido Steel Co. Ltd.	41,500	583,307
	Daiei Kankyo Co. Ltd.	1,500	35,091
	Daifuku Co. Ltd.	29,700	1,094,035
	Daihatsu Infinearth Mfg Co. Ltd.	7,700	131,568
	Daiho Corp.	12,500	62,151
	Dai-Ichi Cutter Kogyo KK	3,900	34,049
#	Daiichi Jitsugyo Co. Ltd.	8,100	160,751

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiichi Kensetsu Corp.	1,800	$38,706
	Daiichi Life Group, Inc.	268,800	3,241,019
	Daiichi Sankyo Co. Ltd.	27,500	444,442
	Daiichikosho Co. Ltd.	25,482	289,582
	Daiki Aluminium Industry Co. Ltd.	16,500	151,766
	Daikin Industries Ltd.	18,600	2,694,299
#	Daikoku Denki Co. Ltd.	2,700	41,678
#	Daikokutenbussan Co. Ltd.	2,000	56,684
	Daikyonishikawa Corp.	14,800	95,042
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	14,600	101,342
	Daio Paper Corp.	33,900	210,987
	Daiseki Co. Ltd.	13,420	319,111
	Daishi Hokuetsu Financial Group, Inc.	91,500	1,314,387
#	Daishinku Corp.	10,400	46,851
	Daisue Construction Co. Ltd.	3,800	82,339
#	Daisyo Corp.	1,700	11,952
#	Daito Pharmaceutical Co. Ltd.	7,670	60,101
	Daito Trust Construction Co. Ltd.	84,600	1,785,742
	Daitron Co. Ltd.	6,600	134,888
	Daiwa House Industry Co. Ltd.	100,900	2,963,084
	Daiwa Ltd.	11,800	127,216
	Daiwa Securities Group, Inc.	165,800	1,854,744
	Daiwabo Holdings Co. Ltd.	39,700	884,874
	DCM Holdings Co. Ltd.	33,700	324,590
	Dear Life Co. Ltd.	15,000	102,388
	DeNA Co. Ltd.	16,800	261,063
	Denka Co. Ltd.	24,550	520,065
	Densan System Holdings Co. Ltd.	600	10,963
	Denso Corp.	76,300	936,880
*	Dentsu Group, Inc.	59,000	1,309,136
	Dentsu Soken, Inc.	22,800	386,383
#	Denyo Co. Ltd.	6,100	152,282
	Dexerials Corp.	57,900	1,168,761
	DIC Corp.	30,900	849,749
	Digital Arts, Inc.	3,400	86,834
	Digital Garage, Inc.	5,800	88,000
		Shares	Value»
JAPAN — (Continued)
#	Digital Information Technologies Corp.	6,200	$36,819
#	Dip Corp.	11,200	130,949
	Disco Corp.	7,400	2,645,014
	DKK Co. Ltd.	1,000	19,239
	DKS Co. Ltd.	2,800	216,367
	DMG Mori Co. Ltd.	46,000	1,052,475
	Doshisha Co. Ltd.	6,800	126,956
	Doutor Nichires Holdings Co. Ltd.	8,700	174,534
	Dowa Holdings Co. Ltd.	16,195	826,287
	DTS Corp.	44,000	319,999
	Duskin Co. Ltd.	8,400	234,556
#	DyDo Group Holdings, Inc.	7,100	134,161
#	Eagle Industry Co. Ltd.	6,400	119,225
	Earth Corp.	1,600	47,487
	East Japan Railway Co.	27,500	632,735
#	EAT&HOLDINGS Co. Ltd.	2,900	37,105
	Ebara Corp.	83,700	2,841,413
#	Ebara Foods Industry, Inc.	2,300	35,624
	Ebara Jitsugyo Co. Ltd.	5,600	83,835
#	Eco's Co. Ltd.	4,000	61,721
	EDION Corp.	17,900	272,026
	eGuarantee, Inc.	11,100	127,752
#	Ehime Bank Ltd.	12,500	215,981
	Eisai Co. Ltd.	14,209	427,163
	Eizo Corp.	9,500	171,508
	EJ Holdings, Inc.	2,600	28,385
	Elan Corp.	6,701	32,254
	Elecom Co. Ltd.	10,300	119,849
	Electric Power Development Co. Ltd., Class C	16,500	390,330
#	EM Systems Co. Ltd.	11,200	38,975
	en, Inc.	8,700	69,972
	Endo Lighting Corp.	5,800	94,045
	ENEOS Holdings, Inc.	493,700	4,077,234
	Entrust, Inc.	1,600	11,258
	eRex Co. Ltd.	4,800	25,326
	ERI Holdings Co. Ltd.	5,100	50,269
#	ES-Con Japan Ltd.	16,900	113,566
#	Eslead Corp.	3,700	120,518
	ESPEC Corp.	4,400	105,672
#	Eternal Hospitality Group Co. Ltd.	5,800	50,196
#	eWeLL Co. Ltd.	1,200	15,856
	Exedy Corp.	12,100	455,942
	EXEO Group, Inc.	65,090	1,062,846
	Ezaki Glico Co. Ltd.	11,800	374,125
	F&M Co. Ltd.	2,400	39,153

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FaithNetwork Co. Ltd.	2,500	$12,255
	FALCO HOLDINGS Co. Ltd.	2,100	34,916
	FANUC Corp.	10,100	406,984
	Fast Retailing Co. Ltd.	11,600	5,680,163
	FCC Co. Ltd.	11,000	255,651
	Feed One Co. Ltd.	7,180	57,738
	Ferrotec Corp.	17,100	862,510
#	FFRI Security, Inc.	1,400	45,144
	FIDEA Holdings Co. Ltd.	4,220	56,734
	Financial Partners Group Co. Ltd.	23,800	255,533
#	FINDEX, Inc.	5,100	26,903
	Fintech Global, Inc.	80,200	66,010
#	First Bank of Toyama Ltd.	19,500	352,014
#	Fixstars Corp.	10,200	132,448
	FJ Next Holdings Co. Ltd.	7,900	94,048
#	Focus Systems Corp.	3,400	37,095
	Food & Life Cos. Ltd.	67,000	2,339,201
	Foster Electric Co. Ltd.	6,100	107,981
	FP Corp.	18,200	288,698
#	France Bed Holdings Co. Ltd.	8,400	67,040
#	Freebit Co. Ltd.	6,000	58,575
#*	Fronteo, Inc.	8,600	34,054
	Fudo Tetra Corp.	4,750	79,384
#	Fuji Co. Ltd.	5,000	63,699
	Fuji Corp. (6134 JP)	6,700	299,331
	Fuji Corp. Ltd.	9,500	44,010
#	Fuji Die Co. Ltd.	2,300	13,682
	Fuji Electric Co. Ltd.	27,200	2,373,724
#	Fuji Kyuko Co. Ltd.	7,200	124,006
	Fuji Media Holdings, Inc.	12,900	322,489
	Fuji Oil Co. Ltd.	11,600	288,371
	Fuji Pharma Co. Ltd.	6,700	77,845
	Fuji Seal International, Inc.	7,786	146,683
	Fujibo Holdings, Inc.	9,300	199,884
#	Fujicco Co. Ltd.	4,800	48,028
	FUJIFILM Holdings Corp.	48,200	1,134,610
	Fujikura Composites, Inc.	8,600	133,978
	Fujikura Kasei Co. Ltd.	10,400	55,966
	Fujikura Ltd.	192,000	4,872,258
	Fujimi, Inc.	8,400	196,625
#	Fujita Kanko, Inc.	12,900	162,610
	Fujitsu Ltd.	104,900	2,417,869
#	Fujiya Co. Ltd.	2,500	38,389
	FuKoKu Co. Ltd.	6,200	72,783
	Fukuda Corp.	4,200	101,331
		Shares	Value»
JAPAN — (Continued)
	Fukuda Denshi Co. Ltd.	5,800	$411,806
#	Fukui Bank Ltd.	6,500	229,138
	Fukui Computer Holdings, Inc.	3,600	72,298
	Fukuoka Financial Group, Inc.	28,432	1,299,633
	Fukuyama Transporting Co. Ltd.	6,200	231,085
#	FULLCAST Holdings Co. Ltd.	6,400	69,303
	Fumakilla Ltd.	3,000	22,896
	Funai Soken Holdings, Inc.	21,540	149,172
	Furukawa Co. Ltd.	9,281	203,385
	Furukawa Electric Co. Ltd.	245,000	4,675,070
#	Furuno Electric Co. Ltd.	10,200	459,242
	Furuya Metal Co. Ltd.	3,600	146,980
	Furyu Corp.	5,400	46,812
	Fuso Chemical Co. Ltd.	22,200	508,171
	Fuso Dentsu Co. Ltd.	800	10,905
	Futaba Industrial Co. Ltd.	22,700	146,535
	Future Corp.	12,000	184,867
	Fuyo General Lease Co. Ltd.	25,800	732,433
	G-7 Holdings, Inc.	8,100	73,905
#	GA Technologies Co. Ltd.	10,500	94,933
	Gakken Holdings Co. Ltd.	9,600	61,165
	Gakkyusha Co. Ltd.	3,000	50,675
#	Gakujo Co. Ltd.	3,500	35,618
	Galilei Holdings Co. Ltd.	8,600	185,477
	Gecoss Corp.	5,700	62,083
#	Genki Global Dining Concepts Corp.	4,000	88,630
#	Genky DrugStores Co. Ltd.	8,400	196,749
	Geo Holdings Corp.	7,600	99,234
#	Gift Holdings, Inc.	3,800	122,610
#	Giftee Group, Inc.	5,600	36,825
#	Giken Ltd.	1,900	22,495
	Global Link Management KK	2,100	25,342
#	Global Security Experts, Inc.	600	17,254
	GLOBERIDE, Inc.	8,800	140,388
	Glory Ltd.	11,000	312,713
	GLtechno Holdings, Inc.	2,750	97,405

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	GMO Financial Gate, Inc.	1,000	$40,276
#	GMO Financial Holdings, Inc.	11,600	78,951
#	GMO GlobalSign Holdings KK	1,200	17,144
	GMO internet group, Inc.	27,100	723,480
	GMO Payment Gateway, Inc.	7,600	473,581
	GMS Group Co. Ltd.	10,763	24,080
#	Godo Steel Ltd.	2,900	51,457
#	Gokurakuyu Holdings Co. Ltd.	8,600	27,077
	Goldcrest Co. Ltd.	7,200	146,079
	Goldwin, Inc.	16,500	237,006
	GREE Holdings, Inc.	19,700	49,670
#	Greens Co. Ltd.	2,600	35,878
	grems, Inc.	3,300	53,142
	GS Yuasa Corp.	25,616	862,667
#	GSI Creos Corp.	3,600	59,890
	G-Tekt Corp.	6,530	87,969
	Gun-Ei Chemical Industry Co. Ltd.	1,900	51,802
	Gunma Bank Ltd.	120,400	1,892,129
	Gunze Ltd.	11,400	286,841
	H.U. Group Holdings, Inc.	21,160	452,207
	H2O Retailing Corp.	32,400	579,634
	Hachijuni Nagano Bank Ltd.	95,019	1,476,408
#	Hagihara Industries, Inc.	4,900	54,722
#	Hakudo Co. Ltd.	2,400	52,109
	Hakuhodo DY Holdings, Inc.	60,800	496,215
	Hakuto Co. Ltd.	1,100	33,916
	Halows Co. Ltd.	3,600	86,491
	Hamakyorex Co. Ltd.	25,600	293,684
	Hamamatsu Photonics KK	33,200	472,671
	Hankyu Hanshin Holdings, Inc.	27,300	807,750
	Hanwa Co. Ltd.	64,000	679,748
	Happinet Corp.	14,200	293,944
	Hard Off Corp. Co. Ltd.	4,500	81,668
	Haseko Corp.	80,900	1,407,636
#	Hashimoto Sogyo Holdings Co. Ltd.	1,400	12,364
	Hazama Ando Corp.	58,800	669,925
	Heiwa Real Estate Co. Ltd.	12,800	188,560
	Heiwado Co. Ltd.	8,015	133,914
	Hennge KK	5,300	43,384
	Hibino Corp.	1,100	18,313
	Hibiya Engineering Ltd.	12,600	218,016
		Shares	Value»
JAPAN — (Continued)
#	Hiday Hidaka Corp.	7,700	$139,429
	Higashi Holdings Co. Ltd.	2,100	25,578
	Hikari Tsushin, Inc.	801	195,858
	HI-LEX Corp.	6,400	91,028
	Hioki EE Corp.	2,700	186,935
	Hirakawa Hewtech Corp.	4,410	86,913
	Hirano Tecseed Co. Ltd.	2,000	20,120
	Hirata Corp.	8,900	155,726
	Hirogin Holdings, Inc.	82,300	1,126,379
	Hirose Electric Co. Ltd.	5,755	969,768
	Hirose Tusyo, Inc.	1,000	24,480
#	Hiroshima Gas Co. Ltd.	9,300	24,963
	HIS Co. Ltd.	14,600	93,835
	Hisaka Works Ltd.	6,800	67,638
	Hitachi Construction Machinery Co. Ltd.	29,700	989,909
	Hitachi Ltd. (6501 JP)	323,400	10,597,991
	Hochiki Corp.	16,800	200,836
	Hodogaya Chemical Co. Ltd.	4,200	53,553
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,400	35,203
#	Hokkaido Electric Power Co., Inc.	31,900	203,461
	Hokkaido Gas Co. Ltd.	23,500	113,114
	Hokkan Holdings Ltd.	3,600	53,826
	Hokko Chemical Industry Co. Ltd.	8,500	97,496
#	Hokuetsu Corp.	26,400	151,087
	Hokuhoku Financial Group, Inc.	54,100	2,503,142
	Hokuriku Electric Industry Co. Ltd.	3,300	48,259
#	Hokuriku Electric Power Co.	36,600	219,032
	Hokuriku Electrical Construction Co. Ltd.	6,000	55,475
	Hokuto Corp.	5,500	67,370
	Honda Motor Co. Ltd. (7267 JP)	159,600	1,608,708
	H-One Co. Ltd.	5,800	55,892
#	Honeys Holdings Co. Ltd.	6,900	61,979
#	Hoosiers Holdings Co. Ltd.	10,800	83,876
	Horiba Ltd.	10,100	1,585,208
	Hoshizaki Corp.	19,900	709,704
	Hosiden Corp.	22,400	397,736
	Hosokawa Micron Corp.	3,800	119,212

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hotland Holdings Co. Ltd.	4,200	$43,275
	House Foods Group, Inc.	15,193	369,541
#	Howa Machinery Ltd.	5,400	46,134
	Hoya Corp.	26,300	4,021,715
	HS Holdings Co. Ltd.	7,900	56,397
	Hulic Co. Ltd.	84,895	933,399
	Hyakugo Bank Ltd.	81,100	1,013,814
	Hyakujushi Bank Ltd.	34,800	613,170
	Ibiden Co. Ltd.	34,200	3,421,465
	IBJ, Inc.	7,100	36,691
#	Ichibanya Co. Ltd.	18,900	111,146
	Ichigo, Inc.	19,100	49,428
	Ichiken Co. Ltd.	4,000	65,870
	Ichikoh Industries Ltd.	10,700	35,331
	Ichinen Holdings Co. Ltd.	8,100	120,026
	Ichiyoshi Securities Co. Ltd.	7,100	68,834
	Icom, Inc.	3,300	67,678
	ID Holdings Corp.	11,100	70,839
	Idec Corp.	5,600	122,872
	Idemitsu Kosan Co. Ltd.	144,645	1,184,141
#	IDOM, Inc.	26,700	214,628
	IHI Corp.	33,600	587,494
	Iida Group Holdings Co. Ltd.	27,100	387,987
#	Iino Kaiun Kaisha Ltd.	36,600	339,390
#	IKK Holdings, Inc.	2,300	11,598
#	I'll, Inc.	2,800	39,734
#	i-mobile Co. Ltd.	7,200	21,705
#	Imuraya Group Co. Ltd.	3,500	52,215
	Inaba Denki Sangyo Co. Ltd.	20,000	356,678
#	Inaba Seisakusho Co. Ltd.	3,800	40,592
	Inabata & Co. Ltd.	19,800	489,667
#	Ines Corp.	5,600	74,636
	Infomart Corp.	43,000	154,052
	INFRONEER Holdings, Inc.	73,120	1,182,977
	Innotech Corp.	6,300	130,520
	Inpex Corp.	289,300	6,667,979
#	Insource Co. Ltd.	9,300	44,086
#	Intage Holdings, Inc.	5,000	59,934
#	Intelligent Wave, Inc.	4,800	29,966
	Internet Initiative Japan, Inc.	37,700	827,588
#	Inui Global Logistics Co. Ltd.	3,300	39,025
#	IPS, Inc.	3,900	84,801
	Iriso Electronics Co. Ltd.	3,600	61,331
#	ISB Corp.	2,500	36,984
#	Ise Chemicals Corp.	6,000	125,860
		Shares	Value»
JAPAN — (Continued)
#	Iseki & Co. Ltd.	3,700	$42,537
	Isetan Mitsukoshi Holdings Ltd.	61,500	1,372,640
#	Ishihara Chemical Co. Ltd.	4,000	72,067
	Ishihara Sangyo Kaisha Ltd.	13,300	244,748
	Ishizuka Glass Co. Ltd.	1,300	24,150
	Istyle, Inc.	31,700	87,705
	Isuzu Motors Ltd.	156,600	2,336,400
	Itfor, Inc.	5,500	59,246
#	ITmedia, Inc.	2,600	19,268
	Ito En Ltd.	15,300	286,254
	ITOCHU Corp.	180,000	2,258,930
	Itochu Enex Co. Ltd.	23,400	317,399
	Itoham Yonekyu Holdings, Inc.	8,080	248,670
	Itoki Corp.	20,600	377,411
	IwaiCosmo Holdings, Inc.	7,900	205,918
#	Iwaki Co. Ltd.	2,800	89,623
	Iwatani Corp.	74,000	941,946
	Iwatsuka Confectionery Co. Ltd.	1,100	21,397
	Iyogin Holdings, Inc.	65,700	1,478,215
	Izumi Co. Ltd.	21,400	134,380
	J Front Retailing Co. Ltd.	81,000	1,507,227
	J Trust Co. Ltd.	17,800	90,652
	JAC Recruitment Co. Ltd.	26,100	154,552
	Jaccs Co. Ltd.	8,100	189,941
#	Jade Group, Inc.	3,300	34,079
	JAFCO Group Co. Ltd.	24,300	340,986
	JANOME Corp.	7,000	56,968
	Japan Airlines Co. Ltd.	33,500	617,892
	Japan Airport Terminal Co. Ltd.	16,100	569,547
	Japan Aviation Electronics Industry Ltd.	18,200	268,543
	Japan Business Systems, Inc.	5,200	52,248
#	Japan Cash Machine Co. Ltd.	4,700	33,222
#*	Japan Communications, Inc.	42,200	30,104
	Japan Electronic Materials Corp.	3,700	136,856
	Japan Elevator Service Holdings Co. Ltd.	52,400	555,356

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Exchange Group, Inc.	132,200	$1,798,330
#	Japan Eyewear Holdings Co. Ltd.	1,800	28,447
#	Japan Foundation Engineering Co. Ltd.	5,100	23,301
#	Japan Investment Adviser Co. Ltd.	10,400	139,371
	Japan Lifeline Co. Ltd.	15,800	155,596
	Japan Material Co. Ltd.	17,500	240,664
	Japan Petroleum Exploration Co. Ltd.	40,000	445,078
	Japan Post Bank Co. Ltd.	70,200	1,357,326
	Japan Post Holdings Co. Ltd.	81,100	1,199,823
	Japan Post Insurance Co. Ltd.	72,300	796,103
	Japan Property Management Center Co. Ltd.	1,900	21,677
	Japan Pulp & Paper Co. Ltd.	44,000	306,655
	Japan Securities Finance Co. Ltd.	29,000	431,827
	Japan Steel Works Ltd.	11,574	536,255
#	Japan System Techniques Co. Ltd.	5,200	61,015
	Japan Tobacco, Inc.	53,400	2,380,939
	Japan Transcity Corp.	14,800	124,729
	Japan Wool Textile Co. Ltd.	18,700	223,011
	JBCC Holdings, Inc.	16,000	162,283
	JCU Corp.	9,700	352,765
#	JDC Corp.	16,200	52,003
	Jeol Ltd.	13,200	670,122
#	JFE Holdings, Inc.	60,800	689,844
	JFE Systems, Inc.	1,800	21,564
	JGC Holdings Corp.	56,800	794,414
#*	JIG-SAW, Inc.	1,500	22,847
#	JINS Holdings, Inc.	2,200	87,804
	JINUSHI Co. Ltd.	4,500	81,857
	JK Holdings Co. Ltd.	6,500	56,299
	J-Lease Co. Ltd.	4,000	34,253
#	JM Holdings Co. Ltd.	8,800	75,498
	J-Oil Mills, Inc.	4,900	64,212
	Joshin Corp.	5,000	123,369
#	Joyful Honda Co. Ltd.	15,200	238,001
#	JP-Holdings, Inc.	21,100	83,954
#	JSB Co. Ltd.	2,600	145,577
	JSP Corp.	3,600	56,881
		Shares	Value»
JAPAN — (Continued)
	JTEKT Corp.	38,100	$521,711
	Juki Corp.	8,500	27,533
	Juroku Financial Group, Inc.	51,000	748,534
	Justsystems Corp.	6,900	175,069
	JVCKenwood Corp.	80,300	564,411
	JX Advanced Metals Corp.	8,330	192,991
	K&O Energy Group, Inc.	11,800	133,735
	Kadoya Sesame Mills, Inc.	3,000	33,608
	Kaga Electronics Co. Ltd.	16,600	482,113
	Kagome Co. Ltd.	22,400	366,899
	Kajima Corp.	48,300	1,613,907
	Kakaku.com, Inc.	36,300	843,226
	Kaken Pharmaceutical Co. Ltd.	8,500	202,249
#	Kamakura Shinsho Ltd.	9,100	30,394
	Kameda Seika Co. Ltd.	7,500	59,930
	Kamei Corp.	8,600	208,402
	Kamigumi Co. Ltd.	23,700	769,641
#	Kanaden Corp.	6,900	105,574
	Kanadevia Corp.	74,700	549,505
#	Kanagawa Chuo Kotsu Co. Ltd.	2,100	50,978
	Kanamic Network Co. Ltd.	5,700	17,736
	Kanamoto Co. Ltd.	9,100	296,467
	Kandenko Co. Ltd.	25,600	851,508
	Kaneka Corp.	13,400	476,723
	Kaneko Seeds Co. Ltd.	1,500	14,281
	Kanematsu Corp.	69,000	900,665
	Kanemi Co. Ltd.	600	15,033
#	Kanro, Inc.	7,500	51,900
	Kansai Electric Power Co., Inc.	67,300	1,019,223
#	Kansai Paint Co. Ltd.	54,600	966,505
	Kanto Denka Kogyo Co. Ltd.	16,448	268,342
#	Kao Corp.	74,640	1,534,304
#*	Kappa Create Co. Ltd.	6,900	70,518
#	Kasumigaseki Capital Co. Ltd.	2,500	115,973
	Katakura Industries Co. Ltd.	8,000	140,971
	Katitas Co. Ltd.	18,400	389,857
	Kato Sangyo Co. Ltd.	5,700	227,598
	Kato Works Co. Ltd.	3,800	31,569
	Kawada Technologies, Inc.	17,100	134,818

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	$56,640
	Kawasaki Heavy Industries Ltd.	66,500	1,136,129
	Kawasaki Kisen Kaisha Ltd.	41,466	738,876
	KDDI Corp.	329,100	6,063,245
#	KeePer Technical Laboratory Co. Ltd.	4,700	82,685
	Keihan Holdings Co. Ltd.	31,600	647,639
#	Keihanshin Building Co. Ltd.	15,400	110,302
	Keikyu Corp.	31,500	307,493
	Keio Corp.	74,100	376,462
	Keisei Electric Railway Co. Ltd.	41,557	333,987
	KEIWA, Inc.	3,800	29,276
	Keiyo Bank Ltd.	31,000	507,769
	Kenko Mayonnaise Co. Ltd.	3,000	38,411
	Kewpie Corp.	27,400	783,033
#	Key Coffee, Inc.	400	5,025
	Keyence Corp.	3,800	1,906,029
	KH Neochem Co. Ltd.	6,258	128,766
	Kibun Foods, Inc.	4,200	28,659
	Kikkoman Corp.	28,100	289,401
#	Kimura Chemical Plants Co. Ltd.	5,900	44,254
	Kimura Unity Co. Ltd.	2,800	16,257
	Kinden Corp.	12,900	567,708
#	King Jim Co. Ltd.	4,200	20,890
#	Kintetsu Department Store Co. Ltd.	3,700	42,923
	Kintetsu Group Holdings Co. Ltd.	25,300	549,554
	Kirin Holdings Co. Ltd.	70,200	1,298,682
	Kissei Pharmaceutical Co. Ltd.	8,400	214,487
	Ki-Star Real Estate Co. Ltd.	8,600	190,075
#	Kita-Nippon Bank Ltd.	3,100	128,243
	Kitano Construction Corp.	4,700	33,846
#	Kitoku Shinryo Co. Ltd.	1,100	11,864
	Kitz Corp.	25,100	340,769
	Kiyo Bank Ltd.	29,500	857,964
#	KNT-CT Holdings Co. Ltd.	3,800	45,550
	Koa Corp.	12,400	170,144
#	Koa Shoji Holdings Co. Ltd.	2,400	11,645
		Shares	Value»
JAPAN — (Continued)
#	Koatsu Gas Kogyo Co. Ltd.	9,600	$64,247
	Kobe Bussan Co. Ltd.	34,100	596,193
#	Kobe Electric Railway Co. Ltd.	1,600	24,661
	Kobe Steel Ltd.	154,000	1,993,270
	Kohnan Shoji Co. Ltd.	10,700	281,624
#	Kohoku Kogyo Co. Ltd.	2,400	64,540
	Kohsoku Corp.	3,200	82,878
#	Koike-ya, Inc.	1,200	35,919
	Koito Manufacturing Co. Ltd.	38,000	635,094
#	Kojima Co. Ltd.	11,600	100,344
	Kokusai Electric Corp.	30,100	1,354,943
	Kokuyo Co. Ltd.	91,600	521,537
	Komatsu Ltd.	125,000	5,423,779
	Komatsu Matere Co. Ltd.	10,900	48,449
	Komatsu Wall Industry Co. Ltd.	5,100	88,899
	KOMEDA Holdings Co. Ltd.	10,700	194,279
	Komehyo Holdings Co. Ltd.	3,700	115,938
	Komeri Co. Ltd.	7,900	191,147
	Komori Corp.	11,800	137,035
	Konami Group Corp.	9,900	1,275,313
	Kondotec, Inc.	4,800	46,131
	Konica Minolta, Inc.	124,600	455,242
	Konishi Co. Ltd.	20,200	178,070
	Konoike Transport Co. Ltd.	11,200	209,446
	Konoshima Chemical Co. Ltd.	3,900	38,469
#	Kosaido Holdings Co. Ltd.	21,000	66,048
	Kose Holdings Corp.	8,700	309,638
#	Koshidaka Holdings Co. Ltd.	13,400	88,128
#	Kotobuki Spirits Co. Ltd.	35,600	567,584
#	Kourakuen Corp.	3,700	26,133
	Kozo Keikaku Engineering Holdings, Inc.	1,000	18,156
	KPP Group Holdings Co. Ltd.	16,100	111,570
	Kraftia Corp.	11,200	588,983
#	KRS Corp.	5,400	97,344
	K's Holdings Corp.	57,600	682,293
	KU Holdings Co. Ltd.	4,300	32,489
	Kubota Corp. (6326 JP)	124,300	2,108,810
	Kumagai Gumi Co. Ltd.	49,200	438,158

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kumiai Chemical Industry Co. Ltd.	16,463	$75,578
#	Kura Sushi, Inc.	8,600	90,081
	Kurabo Industries Ltd.	5,100	314,518
	Kuraray Co. Ltd.	74,400	853,328
	Kureha Corp.	13,700	366,448
#	Kurimoto Ltd.	17,000	160,731
	Kurita Water Industries Ltd.	25,700	1,381,049
	Kuriyama Holdings Corp.	5,600	57,545
#	Kusuri No. Aoki Holdings Co. Ltd.	17,400	438,912
	KYB Corp.	14,200	398,428
	Kyocera Corp.	152,004	3,466,723
	Kyodo Printing Co. Ltd.	10,800	110,580
	Kyoei Steel Ltd.	6,800	82,293
	Kyokuto Boeki Kaisha Ltd.	6,000	66,529
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	193,928
	Kyokuto Securities Co. Ltd.	7,300	80,930
	Kyokuyo Co. Ltd.	3,700	105,336
	Kyorin Pharmaceutical Co. Ltd.	9,500	67,968
#	Kyoritsu Maintenance Co. Ltd.	20,100	436,821
	Kyosan Electric Manufacturing Co. Ltd.	12,500	67,499
	Kyoto Financial Group, Inc.	53,500	1,474,673
	Kyowa Kirin Co. Ltd.	16,300	261,656
	Kyushu Electric Power Co., Inc.	62,300	690,224
	Kyushu Financial Group, Inc.	109,299	1,004,655
	Kyushu Railway Co.	29,500	665,689
#	LA Holdings Co. Ltd.	6,300	108,051
#	Lacto Japan Co. Ltd.	3,400	72,156
	Lasertec Corp.	8,500	1,952,723
	LEC, Inc.	8,800	53,289
	Leopalace21 Corp.	70,800	299,537
	Life Corp.	13,800	223,485
#	Lifedrink Co., Inc.	10,800	98,140
#	LIFULL Co. Ltd.	28,900	36,672
#	LIKE, Inc.	3,000	28,574
#	Link & Motivation, Inc.	12,800	50,666
	Lintec Corp.	15,338	587,987
	Lion Corp.	70,900	760,056
#	LITALICO, Inc.	8,500	84,938
	Lixil Corp.	62,300	676,630
	Loadstar Capital KK	3,600	60,578
#	Look Holdings, Inc.	2,300	37,426
	LY Corp.	204,700	570,344
		Shares	Value»
JAPAN — (Continued)
#	M&A Capital Partners Co. Ltd.	3,800	$92,164
#	M3, Inc.	73,200	820,073
#	Mabuchi Motor Co. Ltd.	36,500	378,095
	Macnica Holdings, Inc.	11,497	232,752
	Maeda Kosen Co. Ltd.	18,000	221,706
	Maezawa Holdings Co. Ltd.	9,016	101,717
	Maezawa Kyuso Industries Co. Ltd.	6,800	66,854
	Makino Milling Machine Co. Ltd.	9,300	807,904
	Makita Corp. (6586 JP)	19,900	640,987
#	Management Solutions Co. Ltd.	3,500	31,369
#	Mani, Inc.	23,200	218,716
	MarkLines Co. Ltd.	3,600	30,316
	Mars Group Holdings Corp.	3,500	68,935
	Marubeni Corp.	64,700	2,091,147
	Marubun Corp.	6,700	70,587
#	Maruchiyo Yamaokaya Corp.	2,600	56,753
	Marudai Food Co. Ltd.	6,000	86,324
	Marui Group Co. Ltd.	61,500	1,145,716
	Maruichi Steel Tube Ltd.	57,000	636,545
	Marusan Securities Co. Ltd.	17,700	134,507
	Maruwa Co. Ltd.	1,900	643,350
	Maruzen Showa Unyu Co. Ltd.	4,800	230,345
#	Marvelous, Inc.	7,200	21,076
#	Matching Service Japan Co. Ltd.	2,600	16,151
	Matsuda Sangyo Co. Ltd.	6,500	218,541
	Matsui Construction Co. Ltd.	5,300	48,342
	Matsui Securities Co. Ltd.	25,200	165,075
	MatsukiyoCocokara & Co.	72,140	1,151,151
#	Matsuyafoods Holdings Co. Ltd.	3,500	110,199
	Max Co. Ltd.	24,000	275,140
	Maxell Ltd.	13,500	173,565
	Maxvalu Tokai Co. Ltd.	2,400	49,295
#	Mazda Motor Corp.	82,100	598,557
	McDonald's Holdings Co. Japan Ltd.	16,700	848,724

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mebuki Financial Group, Inc.	234,190	$2,170,002
	MEC Co. Ltd.	5,100	264,705
	Medical System Network Co. Ltd.	3,200	9,717
	Medikit Co. Ltd.	600	10,553
	Medipal Holdings Corp.	40,200	723,861
#	Medius Holdings Co. Ltd.	3,700	18,066
*	Medley, Inc.	2,400	30,817
	Megachips Corp.	1,200	66,968
	Megmilk Snow Brand Co. Ltd.	9,700	228,661
	Meidensha Corp.	15,600	919,762
	Meiho Facility Works Ltd.	3,300	19,613
	Meiji Electric Industries Co. Ltd.	2,500	34,312
	MEIJI Holdings Co. Ltd.	39,800	946,573
#	Meiji Shipping Group Co. Ltd.	6,900	35,160
	Meiko Electronics Co. Ltd.	8,000	1,004,877
	Meisei Industrial Co. Ltd.	17,000	215,786
	MEITEC Group Holdings, Inc.	24,700	517,024
	Meito Co. Ltd.	3,300	66,122
	Meiwa Corp.	11,400	64,167
	Meiwa Estate Co. Ltd.	3,900	20,374
	Menicon Co. Ltd.	22,000	239,123
*	Mercari, Inc.	18,273	494,465
	METAWATER Co. Ltd.	9,100	174,542
	Micronics Japan Co. Ltd.	9,600	782,809
#	Midac Holdings Co. Ltd.	2,700	36,980
	Mie Kotsu Group Holdings, Inc.	17,700	61,345
	Milbon Co. Ltd.	2,000	34,882
	MIMAKI ENGINEERING Co. Ltd.	7,300	95,965
	Minebea Mitsumi, Inc.	72,961	1,661,623
#	Mirai Industry Co. Ltd.	2,400	51,034
	Miraini Holdings Co. Ltd.	8,671	124,793
	Mirait One Corp.	35,000	773,145
	Mirarth Holdings, Inc.	30,854	79,235
	Miroku Jyoho Service Co. Ltd.	5,900	67,474
	MISUMI Group, Inc.	26,200	623,323
		Shares	Value»
JAPAN — (Continued)
	Mitani Corp.	10,400	$188,855
	Mitani Sangyo Co. Ltd.	9,700	42,231
	Mitani Sekisan Co. Ltd.	9,200	109,669
	Mito Securities Co. Ltd.	24,400	124,075
	Mitsuba Corp.	11,500	85,582
	Mitsubishi Chemical Group Corp.	299,000	2,200,296
	Mitsubishi Corp.	151,690	4,534,434
	Mitsubishi Electric Corp.	72,000	2,593,662
	Mitsubishi Estate Co. Ltd.	53,800	1,306,112
	Mitsubishi Gas Chemical Co., Inc.	37,900	978,968
	Mitsubishi HC Capital, Inc.	299,200	2,754,795
	Mitsubishi Heavy Industries Ltd.	77,600	1,812,917
#	Mitsubishi Kakoki Kaisha Ltd.	9,600	187,535
	Mitsubishi Logistics Corp.	68,000	681,804
	Mitsubishi Materials Corp.	34,400	892,833
#	Mitsubishi Motors Corp.	181,000	414,403
#	Mitsubishi Paper Mills Ltd.	8,900	62,308
	Mitsubishi Pencil Co. Ltd.	11,200	194,265
	Mitsubishi Research Institute, Inc.	3,000	90,464
	Mitsubishi Steel Manufacturing Co. Ltd.	3,400	46,106
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	557,200	12,445,897
	Mitsuboshi Belting Ltd.	6,300	160,888
	Mitsui & Co. Ltd. (8031 JP)	120,200	3,688,250
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	170	104,564
	Mitsui Chemicals, Inc.	74,220	975,828
	Mitsui DM Sugar Co. Ltd.	4,800	103,314
	Mitsui E&S Co. Ltd.	34,900	1,052,560
	Mitsui Fudosan Co. Ltd.	124,800	1,215,728
#	Mitsui High-Tec, Inc.	33,700	188,329
	Mitsui Kinzoku Co. Ltd.	17,600	3,313,605

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mitsui Matsushima Holdings Co. Ltd., Class C	21,000	$304,424
	Mitsui OSK Lines Ltd.	47,300	1,747,353
#	Mitsui-Soko Holdings Co. Ltd.	22,500	507,850
	Mitsuuroko Group Holdings Co. Ltd.	14,700	194,154
	Miura Co. Ltd.	12,100	242,610
	MIXI, Inc.	9,600	174,670
	Miyaji Engineering Group, Inc.	8,400	83,368
	Miyazaki Bank Ltd.	24,500	356,124
	Miyoshi Oil & Fat Co. Ltd.	3,800	45,616
	Mizuho Financial Group, Inc. (8411 JP)	139,800	7,247,818
	Mizuho Leasing Co. Ltd.	75,200	642,904
	Mizuho Medy Co. Ltd.	3,600	37,816
	Mizuno Corp.	21,300	491,196
	Mochida Pharmaceutical Co. Ltd.	6,400	124,843
	Modec, Inc.	11,500	742,748
	Monogatari Corp.	10,300	353,841
	MonotaRO Co. Ltd.	40,800	514,863
	Morinaga & Co. Ltd.	24,700	409,373
	Morinaga Milk Industry Co. Ltd.	133,600	999,067
	Moriroku Co. Ltd.	1,800	28,254
	Morita Holdings Corp.	8,600	135,343
	Morito Co. Ltd.	6,400	72,167
#	Morozoff Ltd.	700	6,599
	Mory Industries, Inc.	8,000	47,992
	MOS Food Services, Inc.	900	21,800
	MrMax Holdings Ltd.	10,500	51,581
	MS&AD Insurance Group Holdings, Inc.	125,700	3,869,494
#	MTG Co. Ltd.	700	33,382
#	Mugen Estate Co. Ltd.	4,500	54,641
	Muninova Holdings, Inc.	112,400	313,397
	m-up Holdings, Inc.	19,100	95,046
	Murakami Corp.	2,200	91,675
	Murata Manufacturing Co. Ltd.	58,016	2,643,459
	Musashi Seimitsu Industry Co. Ltd.	16,200	320,119
	Musashino Bank Ltd.	25,200	402,102
	Muto Seiko Co.	2,000	28,488
	Nachi-Fujikoshi Corp.	2,738	92,595
#	Nafco Co. Ltd.	5,700	80,066
#	Nagaileben Co. Ltd.	4,900	54,825
		Shares	Value»
JAPAN — (Continued)
	Nagano Keiki Co. Ltd.	5,600	$130,329
	Nagase & Co. Ltd.	163,200	1,151,092
#	Nagase Brothers, Inc.	4,000	58,675
	Nagoya Railroad Co. Ltd.	24,500	291,237
#	Nakabayashi Co. Ltd.	9,300	33,751
#	Nakamoto Packs Co. Ltd.	3,100	36,832
#	Nakamuraya Co. Ltd.	200	4,027
	Nakanishi, Inc.	13,500	256,551
	Nakayama Steel Works Ltd.	8,300	34,061
	Namura Shipbuilding Co. Ltd.	19,400	520,270
	NANKAI Co. Ltd.	19,200	359,456
	Nanto Bank Ltd.	44,000	469,845
	Nanyo Corp.	1,600	19,532
	Narasaki Sangyo Co. Ltd.	1,400	36,983
#	Natori Co. Ltd.	2,500	30,957
	NCD Co. Ltd./Shinagawa	1,700	26,281
	NCS&A Co. Ltd.	2,600	22,409
	NEC Capital Solutions Ltd.	5,300	137,577
	NEC Corp.	42,000	1,248,184
#*	Net Protections Holdings, Inc.	21,400	58,690
	Neturen Co. Ltd.	11,900	102,610
	New Art Holdings Co. Ltd.	3,079	26,100
#	Nexon Co. Ltd.	14,000	219,414
	Nextage Co. Ltd.	14,400	300,067
#	NexTone, Inc.	2,600	24,695
	NGK Corp.	56,900	1,946,798
	NH Foods Ltd.	19,900	781,534
	NHK Spring Co. Ltd.	70,863	1,571,001
	Nicca Chemical Co. Ltd.	2,100	26,323
	Nice Corp.	2,400	29,022
	Nichias Corp.	71,400	1,479,855
	Nichiban Co. Ltd.	4,000	48,824
	Nichicon Corp.	9,800	174,154
	Nichiden Corp.	3,800	73,377
	Nichiha Corp.	7,800	150,070
	Nichimo Co. Ltd.	800	11,952
	Nichirei Corp.	78,000	1,084,907
#	Nichireki Group Co. Ltd.	10,800	149,099
	Nichirin Co. Ltd.	4,500	116,081
	Nifco, Inc.	26,800	867,577
	Nihon Dempa Kogyo Co. Ltd.	7,900	123,382
	Nihon Dengi Co. Ltd.	10,000	130,458
	Nihon Denkei Co. Ltd.	3,900	64,524
	Nihon Flush Co. Ltd.	4,195	18,753

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nihon House Holdings Co. Ltd.	12,300	$23,885
	Nihon Kagaku Sangyo Co. Ltd.	5,600	73,434
	Nihon M&A Center Holdings, Inc.	108,000	431,252
	Nihon Nohyaku Co. Ltd.	12,200	81,981
	Nihon Parkerizing Co. Ltd.	27,200	281,625
	Nihon Tokushu Toryo Co. Ltd.	5,000	77,278
	Nikkiso Co. Ltd.	15,200	351,419
#	Nikko Co. Ltd.	10,500	64,485
#	Nikkon Holdings Co. Ltd.	29,694	937,230
	Nikon Corp.	48,900	581,047
	Nintendo Co. Ltd.	13,500	643,979
	Nippi, Inc.	300	22,873
	Nippn Corp.	17,300	304,885
#	Nippon Air Conditioning Services Co. Ltd.	6,100	60,574
	Nippon Aqua Co. Ltd.	5,000	23,578
#	Nippon Avionics Co. Ltd.	2,000	65,769
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	151,230
	Nippon Carbide Industries Co., Inc.	3,800	75,496
	Nippon Carbon Co. Ltd.	1,900	56,168
	Nippon Care Supply Co. Ltd.	800	19,527
#	Nippon Chemical Industrial Co. Ltd.	3,000	109,610
	Nippon Chemi-Con Corp.	5,600	106,750
#*	Nippon Coke & Engineering Co. Ltd.	33,000	19,465
#	Nippon Concrete Industries Co. Ltd.	16,800	35,792
	Nippon Denko Co. Ltd.	40,192	106,653
	Nippon Densetsu Kogyo Co. Ltd.	13,300	332,744
	Nippon Electric Glass Co. Ltd.	31,400	1,034,400
	Nippon Express Holdings, Inc.	73,200	2,415,831
#	Nippon Fine Chemical Co. Ltd.	4,300	69,237
	Nippon Gas Co. Ltd.	38,600	687,748
	Nippon Hume Corp.	14,400	94,109
		Shares	Value»
JAPAN — (Continued)
	Nippon Kayaku Co. Ltd.	38,700	$465,063
	Nippon Kodoshi Corp.	2,200	90,033
	Nippon Light Metal Holdings Co. Ltd.	17,940	301,789
	Nippon Paint Holdings Co. Ltd.	104,500	788,550
	Nippon Paper Industries Co. Ltd.	19,000	163,633
#	Nippon Parking Development Co. Ltd., Class C	76,500	117,992
	Nippon Rietec Co. Ltd.	2,400	36,176
	Nippon Sanso Holdings Corp.	29,200	1,049,718
	Nippon Seiki Co. Ltd.	8,300	125,682
	Nippon Seisen Co. Ltd.	3,500	29,141
	Nippon Sharyo Ltd.	1,800	37,889
*	Nippon Sheet Glass Co. Ltd.	34,300	102,760
	Nippon Shinyaku Co. Ltd.	14,600	310,552
	Nippon Shokubai Co. Ltd.	32,000	430,468
	Nippon Signal Co. Ltd.	12,100	120,659
	Nippon Soda Co. Ltd.	18,000	429,785
#	Nippon Steel Corp.	443,895	1,808,348
	Nippon Television Holdings, Inc.	4,400	80,346
	Nippon Thompson Co. Ltd.	20,000	218,254
#	Nippon Yakin Kogyo Co. Ltd.	3,890	122,155
	Nippon Yusen KK	63,300	2,430,560
	Nipro Corp.	59,697	609,003
	Nishikawa Rubber Co. Ltd.	7,600	155,910
	Nishimatsu Construction Co. Ltd.	11,800	391,037
#	Nishimatsuya Chain Co. Ltd.	5,200	65,119
	Nishi-Nippon Financial Holdings, Inc.	47,600	1,257,965
	Nishi-Nippon Railroad Co. Ltd.	9,800	191,699
	Nishio Holdings Co. Ltd.	6,700	179,728
	Nissan Chemical Corp.	31,100	1,445,609
#*	Nissan Motor Co. Ltd.	144,400	304,868
	Nissan Shatai Co. Ltd.	15,000	90,639

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	$37,121
	Nissei ASB Machine Co. Ltd.	2,700	151,755
	Nissha Co. Ltd.	7,200	59,309
	Nisshin Group Holdings Co. Ltd.	11,300	47,245
	Nisshin Oillio Group Ltd.	34,500	411,882
	Nisshin Seifun Group, Inc.	53,700	679,798
	Nisshinbo Holdings, Inc.	47,748	641,515
	Nissin Foods Holdings Co. Ltd.	36,900	667,085
#	Nisso Holdings Co. Ltd.	3,700	14,429
	Nissui Corp.	135,500	1,068,494
	Niterra Co. Ltd.	42,100	2,458,582
	Nitori Holdings Co. Ltd.	42,600	687,265
	Nitta Corp.	6,400	254,694
	Nitta Gelatin, Inc.	5,000	40,526
	Nittetsu Mining Co. Ltd.	22,000	412,150
#	Nitto Boseki Co. Ltd.	9,000	154,577
	Nitto Denko Corp.	118,500	2,502,294
	Nitto Fuji Flour Milling Co. Ltd.	4,000	46,159
	Nitto Kogyo Corp.	8,000	215,785
	Nitto Seiko Co. Ltd.	9,400	46,037
#	Nittoc Construction Co. Ltd.	10,600	75,692
	Nittoku Co. Ltd.	5,500	89,422
	Noevir Holdings Co. Ltd.	2,600	81,158
	NOF Corp.	60,000	1,042,524
	Nojima Corp.	73,716	603,545
	NOK Corp.	21,500	406,293
	Nomura Co. Ltd.	24,500	179,260
	Nomura Holdings, Inc. (8604 JP)	247,000	2,389,599
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	9,532	92,270
#	Nomura Micro Science Co. Ltd.	1,300	31,835
	Nomura Real Estate Holdings, Inc.	121,400	697,622
	Nomura Research Institute Ltd.	22,409	662,938
	Noritake Co. Ltd.	16,800	352,782
	Noritsu Koki Co. Ltd.	27,300	332,071
#	Noritz Corp.	9,600	142,830
	North Pacific Bank Ltd.	95,800	686,836
	NPR-RIKEN Corp.	6,748	170,719
		Shares	Value»
JAPAN — (Continued)
#	NS Solutions Corp.	15,000	$369,975
	NS Tool Co. Ltd.	5,600	33,693
#	NS United Kaiun Kaisha Ltd.	5,100	255,832
	NSD Co. Ltd.	16,040	286,565
	NSK Ltd.	70,800	504,304
	NSW, Inc.	3,100	48,460
	NTN Corp.	171,500	414,626
	NTT, Inc.	916,200	878,190
*	Nxera Pharma Co. Ltd.	21,000	114,996
#	Oat Agrio Co. Ltd.	4,000	60,857
#	Obara Group, Inc.	2,500	89,536
	Obayashi Corp.	80,800	1,588,066
	Obic Co. Ltd.	13,300	381,491
	Odakyu Electric Railway Co. Ltd.	31,499	348,631
#	Oenon Holdings, Inc.	16,000	49,003
	Ogaki Kyoritsu Bank Ltd.	14,300	636,431
	Ohara, Inc.	2,000	17,879
	Ohashi Technica, Inc.	8,000	57,485
	Ohba Co. Ltd.	4,600	32,636
	Ohsho Food Service Corp.	10,500	199,308
	OIE Sangyo Co. Ltd.	1,100	17,086
	Oiles Corp.	7,700	137,082
	Oita Bank Ltd.	23,500	373,796
	Oji Holdings Corp.	248,300	1,365,350
	Okabe Co. Ltd.	8,300	47,762
#	Okada Aiyon Corp.	800	10,041
	Okamoto Industries, Inc.	2,800	104,720
	Okamoto Machine Tool Works Ltd.	1,900	58,835
	Okamura Corp.	24,200	353,276
	Okasan Securities Group, Inc.	35,200	243,401
	Oki Electric Industry Co. Ltd.	26,174	442,110
	Okinawa Cellular Telephone Co.	17,000	412,221
#	Okinawa Electric Power Co., Inc.	10,607	69,712
	Okinawa Financial Group, Inc.	5,600	254,964
	OKUMA Corp.	13,798	421,418
	Okumura Corp.	10,100	364,442
	Okura Industrial Co. Ltd.	3,400	117,972
#	Okuwa Co. Ltd.	4,600	23,309
	Olympus Corp.	97,200	1,110,936
	Omron Corp.	25,700	859,393
	Ono Pharmaceutical Co. Ltd.	43,746	653,784
	Onoken Co. Ltd.	4,700	42,277
	Onward Holdings Co. Ltd.	41,100	196,381

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ootoya Holdings Co. Ltd.	1,300	$70,042
	Open House Group Co. Ltd.	23,800	1,264,675
	Open Up Group, Inc.	10,800	136,299
	Optex Group Co. Ltd.	8,620	184,418
	Oracle Corp. Japan	3,000	168,551
	Organo Corp.	9,400	845,730
	Orient Corp.	7,640	43,148
	Oriental Land Co. Ltd.	23,800	475,040
#	Oriental Shiraishi Corp.	44,100	100,977
	ORIX Corp. (8591 JP)	87,900	3,547,585
	Oro Co. Ltd.	2,100	29,078
	Osaka Gas Co. Ltd.	31,300	1,073,869
	Osaka Organic Chemical Industry Ltd.	5,000	139,561
#*	Osaka Steel Co. Ltd.	4,700	73,339
#	OSAKA Titanium Technologies Co. Ltd.	6,900	120,888
	Osaki Electric Co. Ltd.	13,700	126,809
#	OSG Corp.	24,206	552,250
	Otec Corp.	1,400	20,802
	Otsuka Corp.	26,400	544,752
	Otsuka Holdings Co. Ltd.	29,800	2,066,314
	OUG Holdings, Inc.	1,200	33,260
	Oyo Corp.	7,500	130,632
	Ozu Corp.	2,400	26,916
	Pacific Metals Co. Ltd.	3,200	49,052
	Pack Corp.	9,600	87,081
	PAL GROUP Holdings Co. Ltd.	29,200	275,544
	Pan Pacific International Holdings Corp.	168,500	956,203
	Panasonic Holdings Corp.	221,200	5,849,073
#	Paraca, Inc.	2,700	34,611
	Park24 Co. Ltd.	47,000	581,730
	Pasona Group, Inc.	4,900	47,539
	Penta-Ocean Construction Co. Ltd.	101,300	942,893
#	People Dreams & Technologies Group Co. Ltd.	3,400	33,347
	Persol Holdings Co. Ltd.	510,600	847,711
	PHC Holdings Corp.	14,100	97,403
#	PIA Corp.	2,300	40,935
		Shares	Value»
JAPAN — (Continued)
#	Pickles Holdings Co. Ltd.	4,300	$31,007
	Pigeon Corp.	18,900	239,549
	PILLAR Corp.	7,600	439,292
#	Pilot Corp.	17,700	201,046
	Piolax, Inc.	3,600	39,238
#*	PKSHA Technology, Inc.	2,300	40,335
#	Plus Alpha Consulting Co. Ltd.	6,700	96,538
	Port, Inc.	3,300	50,441
	PR Times Corp.	2,500	32,748
	Premium Group Co. Ltd.	13,600	174,445
	Premium Water Holdings, Inc.	1,800	41,671
	Press Kogyo Co. Ltd.	25,900	139,047
	Prestige International, Inc.	29,600	131,599
	Prima Meat Packers Ltd.	9,000	140,045
	Procrea Holdings, Inc.	5,201	129,429
#	Pronexus, Inc.	4,200	31,218
#	Pro-Ship, Inc.	5,400	62,449
	PS Construction Co. Ltd.	5,840	82,627
	QB Net Holdings Co. Ltd.	3,700	29,962
#	Qol Holdings Co. Ltd.	4,900	64,284
	Quick Co. Ltd.	14,400	70,024
	Raito Kogyo Co. Ltd.	16,600	391,095
	Raiznext Corp.	13,300	240,928
	Rakus Co. Ltd.	47,500	320,794
*	Rakuten Bank Ltd.	21,700	741,634
*	Rakuten Group, Inc.	37,800	197,095
#	Rasa Corp.	4,400	51,571
#	Rasa Industries Ltd.	14,500	162,343
	Recruit Holdings Co. Ltd.	88,300	6,982,836
	Relo Group, Inc.	34,700	437,806
#	Remixpoint, Inc.	29,200	35,694
#	Renaissance, Inc.	3,700	24,721
	Renesas Electronics Corp.	113,100	2,266,948
	Rengo Co. Ltd.	71,900	672,058
*	RENOVA, Inc.	13,800	80,137
	Resol Holdings Co. Ltd.	500	24,632
	Resona Holdings, Inc.	111,650	1,514,059
	Resonac Holdings Corp.	65,500	5,456,089
	Resorttrust, Inc.	67,000	751,478
	Restar Corp.	5,100	130,353
#	Retail Partners Co. Ltd.	5,100	43,746
#	Rheon Automatic Machinery Co. Ltd.	6,000	56,768

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Rhythm Co. Ltd.	2,400	$58,036
	Ricoh Co. Ltd.	113,000	1,108,867
	Ricoh Leasing Co. Ltd.	6,700	281,609
	Riken Keiki Co. Ltd.	6,000	129,652
	Riken Technos Corp.	14,600	200,887
	Riken Vitamin Co. Ltd.	4,400	88,579
	Ringer Hut Co. Ltd.	4,300	63,287
	Rinnai Corp.	25,600	572,475
	Rion Co. Ltd.	2,700	55,842
	Riso Kagaku Corp.	2,800	18,326
#	Riso Kyoiku Group Corp.	14,136	18,442
#	Rock Field Co. Ltd.	5,500	47,233
	Rohm Co. Ltd.	73,600	1,951,617
	Rohto Pharmaceutical Co. Ltd.	40,700	609,532
#	Rokko Butter Co. Ltd.	5,300	35,346
	Roland Corp.	2,900	76,195
#	Rorze Corp.	32,000	770,656
	Round One Corp.	70,700	537,219
#	Royal Holdings Co. Ltd.	19,400	162,064
	Ryobi Ltd.	7,000	111,078
	RYODEN Corp.	6,400	174,277
	Ryohin Keikaku Co. Ltd.	84,600	2,219,080
	Ryoyo Ryosan Holdings, Inc.	7,816	142,797
	S Foods, Inc.	5,600	96,317
#	S&B Foods, Inc.	5,400	222,642
#	Sac's Bar Holdings, Inc.	5,800	28,109
#	Sagami Holdings Corp.	8,200	106,670
	Saibu Gas Holdings Co. Ltd.	5,000	73,703
	Saizeriya Co. Ltd.	8,300	411,827
	Sakai Chemical Industry Co. Ltd.	5,400	133,491
	Sakai Heavy Industries Ltd.	2,800	38,091
	Sakai Moving Service Co. Ltd.	5,120	95,481
	Sakata INX Corp.	16,000	249,571
	Sakata Seed Corp.	8,900	240,057
	Sala Corp.	14,639	104,811
#	San Holdings, Inc.	8,000	72,562
	San ju San Financial Group, Inc.	31,160	368,533
	San-A Co. Ltd.	10,500	214,944
	San-Ai Obbli Co. Ltd.	26,600	386,873
	Sangetsu Corp.	18,300	354,517
	San-In Godo Bank Ltd.	51,000	739,152
*	Sanken Electric Co. Ltd.	7,800	398,711
		Shares	Value»
JAPAN — (Continued)
	Sanki Engineering Co. Ltd.	47,100	$669,982
#	Sanko Gosei Ltd.	6,000	36,322
	Sanko Metal Industrial Co. Ltd.	7,000	55,709
	Sankyo Co. Ltd.	71,900	834,385
	Sankyo Frontier Co. Ltd.	2,000	28,918
	Sankyo Seiko Co. Ltd.	9,600	48,275
	Sankyo Tateyama, Inc.	5,000	20,398
	Sankyu, Inc.	19,500	1,153,479
#	Sanoh Industrial Co. Ltd.	10,000	49,875
#	Sanrio Co. Ltd.	119,500	958,882
	Sansei Technologies, Inc.	3,100	45,276
	Sanshin Electronics Co. Ltd.	2,900	52,605
#	Santec Holdings Corp.	1,600	166,542
	Santen Pharmaceutical Co. Ltd.	91,800	1,083,809
	Sanwa Holdings Corp.	35,700	765,267
	Sanyo Chemical Industries Ltd.	3,200	96,857
	Sanyo Denki Co. Ltd.	12,000	406,229
#	Sanyo Electric Railway Co. Ltd.	2,000	25,145
	Sanyo Shokai Ltd.	2,900	88,435
	Sanyo Trading Co. Ltd.	17,516	94,739
	Sapporo Holdings Ltd.	72,600	916,697
	Sato Corp.	7,335	112,069
#	Sato Shoji Corp.	5,200	104,908
	Sawai Group Holdings Co. Ltd.	25,500	263,397
#	SAXA, Inc.	6,300	79,877
	SBI Holdings, Inc.	68,400	1,291,274
	SBS Holdings, Inc.	5,900	164,413
	SCREEN Holdings Co. Ltd.	27,200	2,074,942
	Scroll Corp.	13,800	147,037
	SEC Carbon Ltd.	3,600	54,997
	Secom Co. Ltd.	16,900	727,985
	Sega Sammy Holdings, Inc.	36,800	635,725
	Segue Group Co. Ltd.	2,500	9,316
	Seibu Holdings, Inc.	66,900	1,498,217
	Seika Corp.	11,100	180,618
#	Seikitokyu Kogyo Co. Ltd.	9,400	88,443
	Seiko Epson Corp.	80,674	1,477,710

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seiko Group Corp.	22,800	$1,114,763
	Seino Holdings Co. Ltd.	34,400	568,014
	Seiren Co. Ltd.	12,700	251,204
	Sekisui Chemical Co. Ltd.	117,800	1,960,596
#	Sekisui House Ltd.	58,300	1,276,319
	Sekisui Jushi Corp.	9,000	165,740
	Sekisui Kasei Co. Ltd.	9,100	29,968
	SEMITEC Corp.	2,300	28,626
	Senko Group Holdings Co. Ltd.	53,800	743,658
	Senshu Electric Co. Ltd.	3,200	121,280
	Senshu Ikeda Holdings, Inc.	83,500	489,504
#	Septeni Holdings Co. Ltd.	23,000	74,350
	Seria Co. Ltd.	10,500	254,408
	Seven & i Holdings Co. Ltd.	208,000	2,758,104
#	Seven Bank Ltd.	135,900	271,303
	SG Holdings Co. Ltd.	66,200	658,640
#	Sharingtechnology, Inc.	8,000	67,131
#*	Sharp Corp.	57,854	223,494
	Shibaura Machine Co. Ltd.	8,700	222,947
	Shibaura Mechatronics Corp.	19,500	519,527
	Shibusawa Logistics Corp.	16,800	191,298
	Shibuya Corp.	6,000	163,537
#*	SHIFT, Inc.	34,700	194,978
	Shiga Bank Ltd.	72,500	1,077,254
	Shikibo Ltd.	4,500	29,394
	Shikoku Bank Ltd.	12,700	262,657
	Shikoku Electric Power Co., Inc.	25,800	267,733
	Shikoku Kasei Holdings Corp.	23,000	393,579
#	Shima Seiki Manufacturing Ltd.	4,100	23,651
#	Shimadaya Corp.	2,900	30,115
	Shimadzu Corp.	18,500	470,501
	Shimamura Co. Ltd.	33,600	707,234
	Shimano, Inc.	4,174	526,885
#	Shimizu Bank Ltd.	1,800	30,185
	Shimizu Corp.	59,200	872,065
#	Shimojima Co. Ltd.	4,300	37,100
	Shin Nippon Air Technologies Co. Ltd.	7,500	150,620
	Shinagawa Refra Co. Ltd.	13,500	173,573
		Shares	Value»
JAPAN — (Continued)
	Shindengen Electric Manufacturing Co. Ltd.	2,200	$45,998
	Shin-Etsu Chemical Co. Ltd.	93,800	3,343,980
	Shin-Etsu Polymer Co. Ltd.	18,100	239,401
#	Shinki Bus Co. Ltd.	1,000	12,260
	Shinko Shoji Co. Ltd.	10,400	101,516
	Shinmaywa Industries Ltd.	20,300	248,667
	Shinnihon Corp.	13,500	177,968
#	Shinnihonseiyaku Co. Ltd.	4,300	54,499
	Shinsho Corp.	6,600	105,991
	Shinwa Co. Ltd. (3447 JP)	2,800	17,411
#	Shinwa Co. Ltd. (7607 JP)	2,500	49,577
	Shionogi & Co. Ltd.	85,100	1,538,718
	Ship Healthcare Holdings, Inc.	26,000	416,519
	Shiseido Co. Ltd.	36,400	719,032
	Shizuoka Financial Group, Inc.	75,000	1,479,376
	Shizuoka Gas Co. Ltd.	14,000	110,368
	SHO-BOND Holdings Co. Ltd.	36,400	301,271
#	Shochiku Co. Ltd.	1,600	115,727
#	Shoei Co. Ltd.	17,600	214,516
#	Shoei Foods Corp.	2,700	74,811
	Shofu, Inc.	2,900	38,261
	Showa Sangyo Co. Ltd.	4,800	106,681
	SIGMAXYZ Holdings, Inc.	24,000	90,136
	Siix Corp.	6,800	59,212
*	Simplex Holdings, Inc.	40,000	286,081
#	Sinanen Holdings Co. Ltd.	1,600	66,353
	Sinfonia Technology Co. Ltd.	8,800	715,982
	Sinko Industries Ltd.	17,400	133,155
	Sintokogio Ltd.	7,900	56,622
	SK Kaken Co. Ltd.	2,000	109,978
#	SK-Electronics Co. Ltd.	2,900	62,416
	SKY Perfect JSAT Corp.	53,200	692,952
#	Skylark Holdings Co. Ltd.	60,800	1,198,146
#	Smaregi, Inc.	2,900	58,089
	SMC Corp.	3,300	1,425,799
	SMK Corp.	1,799	34,298
#	SMS Co. Ltd.	10,700	148,564

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Socionext, Inc.	43,500	$510,734
#	Soda Nikka Co. Ltd.	8,400	63,275
	Sodick Co. Ltd.	14,100	145,641
	SoftBank Corp.	1,734,700	2,434,786
	SoftBank Group Corp.	508,176	15,828,401
#	Softcreate Holdings Corp.	6,400	83,482
	Software Service, Inc.	900	61,910
	Sojitz Corp.	42,540	1,421,282
	Soken Chemical & Engineering Co. Ltd.	6,000	116,069
	Soliton Systems KK	3,100	37,568
	Sompo Holdings, Inc.	96,500	4,284,272
	Sony Financial Group, Inc. 8729 JP	1,052,100	1,019,998
	Sony Financial Group, Inc. SFGYY US, ADR	9,299	44,821
	Sony Group Corp. (6758 JP)	538,000	12,572,449
#	Sony Group Corp. (SONY US), Sponsored ADR	46,500	1,081,590
	Sotetsu Holdings, Inc.	18,100	299,066
	Space Co. Ltd.	5,050	45,771
	Sparx Group Co. Ltd.	7,580	106,755
	SPK Corp.	7,200	62,485
#	S-Pool, Inc.	12,800	21,733
	Square Enix Holdings Co. Ltd.	51,900	903,607
#	SRA Holdings	3,000	87,446
#	SRE Holdings Corp.	2,900	49,669
#	SRS Holdings Co. Ltd.	9,600	86,311
#	ST Corp.	3,000	28,477
	St. Marc Holdings Co. Ltd.	3,300	53,180
	Stanley Electric Co. Ltd.	26,200	570,916
	Star Mica Holdings Co. Ltd.	10,200	97,095
	Startia Holdings, Inc.	2,700	52,010
	Starts Corp., Inc.	13,800	409,207
	Starzen Co. Ltd.	17,700	149,310
	Stella Chemifa Corp.	2,900	92,404
#	Step Co. Ltd.	2,900	40,932
	Strike Group Co. Ltd.	9,600	79,594
#	Studio Alice Co. Ltd.	2,100	26,125
	Subaru Corp.	47,816	813,945
#	Subaru Enterprise Co. Ltd.	3,000	68,598
	Sugi Holdings Co. Ltd.	40,900	724,833
	Sugimoto & Co. Ltd.	5,800	47,031
	SUMCO Corp.	82,300	1,673,160
	Sumida Corp.	10,500	83,896
		Shares	Value»
JAPAN — (Continued)
	Suminoe Co. Ltd.	2,400	$17,520
	Sumitomo Bakelite Co. Ltd.	6,100	244,255
	Sumitomo Chemical Co. Ltd.	266,300	861,696
	Sumitomo Corp.	291,600	3,026,795
	Sumitomo Electric Industries Ltd.	446,800	5,913,439
#	Sumitomo Forestry Co. Ltd.	141,900	1,196,844
	Sumitomo Heavy Industries Ltd.	32,900	1,063,556
	Sumitomo Metal Mining Co. Ltd.	26,200	1,316,954
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	217,800	9,358,628
	Sumitomo Mitsui Trust Group, Inc.	180,800	1,859,109
	Sumitomo Osaka Cement Co. Ltd.	9,700	327,917
	Sumitomo Realty & Development Co. Ltd.	71,000	1,591,417
	Sumitomo Rubber Industries Ltd.	47,128	666,804
	Sumitomo Seika Chemicals Co. Ltd.	14,025	107,065
	Sumitomo Warehouse Co. Ltd.	24,700	628,359
	Sun Frontier Fudousan Co. Ltd.	9,700	152,172
	Sundrug Co. Ltd.	18,900	449,258
	Suntory Beverage & Food Ltd.	14,200	411,687
	Sun-Wa Technos Corp.	4,300	96,266
	Suruga Bank Ltd.	23,600	382,188
	Suzuden Corp.	200	3,091
	Suzuken Co. Ltd.	15,470	493,539
	Suzuki Co. Ltd.	6,500	120,674
	Suzuki Motor Corp.	184,000	2,401,852
	SWCC Corp.	14,200	978,837
	Sysmex Corp.	104,800	1,058,218
#	System Research Co. Ltd.	5,300	60,788
#	System Support Holdings, Inc.	4,600	32,201
#	Systems Engineering Consultants Co. Ltd.	1,400	25,662
	Systena Corp.	72,700	191,501
#	Syuppin Co. Ltd.	6,400	53,837
	T Hasegawa Co. Ltd.	9,500	192,899
	T RAD Co. Ltd.	22,000	202,667
	T&D Holdings, Inc.	61,900	1,950,830

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tachibana Eletech Co. Ltd.	6,280	$134,972
	Tachikawa Corp.	4,700	77,517
	Tachi-S Co. Ltd.	9,900	139,512
	Tadano Ltd.	19,100	158,728
	Taihei Dengyo Kaisha Ltd.	11,400	171,050
	Taiheiyo Cement Corp.	37,509	949,829
#	Taiho Kogyo Co. Ltd.	4,900	33,531
	Taikisha Ltd.	11,200	293,493
	Taiko Bank Ltd.	2,100	33,874
	Taisei Corp.	6,800	550,816
#	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	1,300	20,624
	Taisei Oncho Co. Ltd.	1,100	34,837
#	Taiyo Holdings Co. Ltd.	26,800	790,540
	Taiyo Yuden Co. Ltd.	38,900	2,405,620
	Takamatsu Construction Group Co. Ltd.	5,500	128,168
	Takamiya Co. Ltd.	4,700	12,363
#	Takaoka Toko Co. Ltd.	4,200	179,766
	Takara & Co. Ltd.	2,400	63,941
	Takara Holdings, Inc.	44,800	584,458
	Takara Standard Co. Ltd.	14,900	280,601
	Takasago International Corp.	25,500	192,170
	Takasago Thermal Engineering Co. Ltd.	22,700	601,147
#	Takashima & Co. Ltd.	13,600	69,079
	Takashimaya Co. Ltd.	87,200	1,246,599
#	TAKEBISHI Corp.	3,200	48,687
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	134,453	4,616,528
#	Takeuchi Manufacturing Co. Ltd.	13,000	601,981
#	Taki Chemical Co. Ltd.	1,600	49,666
#	Tama Home Co. Ltd.	4,400	83,902
	Tamron Co. Ltd.	44,000	395,242
	Tamura Corp.	28,300	140,598
	Tanabe Engineering Corp.	1,500	21,389
#	Tanseisha Co. Ltd.	12,200	106,249
#	Tauns Laboratories, Inc.	7,600	22,547
	Tayca Corp.	6,000	82,908
#	Tazmo Co. Ltd.	2,700	65,896
	TBS Holdings, Inc.	6,300	237,120
		Shares	Value»
JAPAN — (Continued)
#	TDC Soft, Inc.	10,300	$68,521
	TDK Corp. (6762 JP)	216,999	4,172,556
	TechMatrix Corp.	14,000	180,469
	Techno Medica Co. Ltd.	2,000	25,036
#	Techno Ryowa Ltd.	1,900	66,217
	Techno Smart Corp.	1,700	19,821
	Teijin Ltd.	37,463	381,805
	Teikoku Corp.	4,300	90,020
	Teikoku Sen-I Co. Ltd.	4,500	96,140
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	55,204
#	Tekken Corp.	2,900	79,367
	Tenpos Holdings Co. Ltd.	500	11,997
#	Tera Probe, Inc.	1,200	74,593
	Terasaki Electric Co. Ltd.	1,100	27,700
	Terumo Corp.	195,800	2,872,365
#	Tess Holdings Co. Ltd.	14,200	59,215
	THK Co. Ltd.	21,200	872,369
	Tigers Polymer Corp.	3,500	21,817
	TIS, Inc.	63,600	1,524,769
	TKC Corp.	8,700	211,135
*	TKP Corp.	5,000	60,203
	Toa Corp. (1885 JP)	27,600	346,236
	Toa Corp. (6809 JP)	7,000	71,041
	TOA ROAD Corp.	10,200	103,768
	Toagosei Co. Ltd.	44,700	499,685
	TOBISHIMA HOLDINGS, Inc.	4,990	64,399
	Tobu Railway Co. Ltd.	39,400	764,262
	TOC Co. Ltd.	9,100	52,435
	Tocalo Co. Ltd.	26,300	471,718
	Tochigi Bank Ltd.	36,200	212,756
	Toda Corp.	76,500	710,183
	Toei Animation Co. Ltd.	21,700	401,842
	Toei Co. Ltd.	7,200	273,729
#	Toell Co. Ltd.	2,100	11,533
	Toenec Corp.	18,500	235,605
	Togami Electric Manufacturing Co. Ltd.	700	23,570
	Toho Bank Ltd.	57,700	307,956
	Toho Co. Ltd. (8142 JP)	7,200	61,046
	Toho Co. Ltd. (9602 JP)	24,000	230,466
	Toho Gas Co. Ltd.	54,400	393,991
#	Toho Holdings Co. Ltd.	17,200	433,755
#*	Toho Zinc Co. Ltd.	3,000	16,332
	Tohoku Bank Ltd.	1,900	17,169
	Tohoku Electric Power Co., Inc.	96,100	706,168

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tohokushinsha Film Corp.	14,100	$43,971
	Tokai Carbon Co. Ltd.	39,800	379,570
	Tokai Corp.	5,300	81,111
	TOKAI Holdings Corp.	34,291	249,595
	Tokai Rika Co. Ltd.	14,018	276,428
	Tokai Tokyo Financial Holdings, Inc.	62,000	309,646
	Token Corp.	2,200	184,383
	Tokio Marine Holdings, Inc. (8766 JP)	147,300	7,507,344
#	Tokushu Tokai Paper Co. Ltd.	9,000	117,451
	Tokuyama Corp.	24,977	585,874
	Tokyo Century Corp.	56,800	928,175
*	Tokyo Electric Power Co. Holdings, Inc.	180,300	582,066
	Tokyo Electron Device Ltd.	9,000	222,898
	Tokyo Electron Ltd.	30,000	10,030,112
	Tokyo Energy & Systems, Inc.	8,800	109,012
	Tokyo Gas Co. Ltd.	30,800	1,189,030
	Tokyo Kiraboshi Financial Group, Inc.	86,400	908,343
#	Tokyo Metro Co. Ltd.	99,700	914,024
	Tokyo Ohka Kogyo Co. Ltd.	20,100	1,088,573
	Tokyo Rope Manufacturing Co. Ltd.	3,500	42,566
	Tokyo Sangyo Co. Ltd.	7,700	39,847
	Tokyo Seimitsu Co. Ltd.	13,300	1,384,906
	Tokyo Steel Manufacturing Co. Ltd.	16,900	187,548
	Tokyo Tatemono Co. Ltd.	63,500	1,339,930
	Tokyo Tekko Co. Ltd.	12,000	144,227
	Tokyotokeiba Co. Ltd.	6,100	192,227
	Tokyu Construction Co. Ltd.	22,500	163,404
	Tokyu Corp.	71,700	787,118
	Tokyu Fudosan Holdings Corp.	178,000	1,479,434
	Toli Corp.	17,400	72,560
	Tomato Bank Ltd.	3,000	30,678
#	Tomen Devices Corp.	1,300	168,418
	Tomoe Corp.	9,200	105,218
	Tomoe Engineering Co. Ltd.	7,800	94,288
	Tomoku Co. Ltd.	4,500	126,825
		Shares	Value»
JAPAN — (Continued)
	TOMONY Holdings, Inc.	67,654	$419,003
	Tomy Co. Ltd.	27,121	616,947
	TOPPAN Holdings, Inc.	24,220	679,149
	Topre Corp.	12,900	225,971
	Topy Industries Ltd.	3,800	69,585
	Toray Industries, Inc.	172,200	1,236,956
	Torex Semiconductor Ltd.	3,700	40,793
#	Toridoll Holdings Corp.	13,500	368,769
	Torigoe Co. Ltd.	6,600	44,720
#	Torishima Pump Manufacturing Co. Ltd.	6,600	113,373
	Tosei Corp.	26,300	298,408
	Toshiba TEC Corp.	8,000	156,986
	Tosho Co. Ltd.	5,000	23,975
	Tosoh Corp.	84,300	1,417,797
	Totech Corp.	7,100	171,132
	Totetsu Kogyo Co. Ltd.	5,800	151,109
	TOTO Ltd.	32,199	1,397,410
	Tottori Bank Ltd.	1,500	16,443
	Tow Co. Ltd.	15,200	31,992
	Towa Bank Ltd.	8,900	73,197
	Towa Pharmaceutical Co. Ltd.	10,260	256,641
	Toyo Gosei Co. Ltd.	1,700	134,768
	Toyo Kanetsu KK	6,800	103,415
	Toyo Seikan Group Holdings Ltd.	34,000	863,905
	Toyo Suisan Kaisha Ltd.	7,600	493,128
#	Toyo Tanso Co. Ltd.	4,900	198,851
	Toyo Tire Corp.	43,100	1,143,202
	Toyobo Co. Ltd.	31,300	294,435
	Toyoda Gosei Co. Ltd.	27,200	939,038
	Toyota Boshoku Corp.	33,400	466,052
	Toyota Motor Corp. (7203 JP)	804,715	15,228,962
	Toyota Tsusho Corp.	104,100	4,320,705
	TPR Co. Ltd.	8,300	77,093
	Traders Holdings Co. Ltd.	4,960	38,641
#	Transaction Co. Ltd.	11,100	83,392
	Transcosmos, Inc.	6,500	154,614
	TRE Holdings Corp.	17,352	218,278
#	Treasure Factory Co. Ltd.	5,100	66,634
	Trend Micro, Inc. (4704 JP)	14,900	600,349
#	Tri Chemical Laboratories, Inc.	6,600	132,059

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Trusco Nakayama Corp.	9,900	$149,274
	TS Tech Co. Ltd.	22,114	253,666
	TSI Holdings Co. Ltd.	18,400	141,824
#*	Tsubaki Nakashima Co. Ltd.	16,100	35,879
	Tsubakimoto Chain Co.	31,500	505,415
	Tsubakimoto Kogyo Co. Ltd.	5,100	91,368
#	Tsuburaya Fields Holdings, Inc.	14,100	213,213
	Tsugami Corp.	15,200	557,786
#	Tsukada Global Holdings, Inc.	5,100	19,342
	Tsukishima Holdings Co. Ltd.	11,200	190,790
	Tsukuba Bank Ltd.	27,700	106,218
	Tsumura & Co.	16,200	387,685
	Tsuruha Holdings, Inc.	37,875	578,190
	Tsurumi Manufacturing Co. Ltd.	8,800	121,499
	Tsutsumi Jewelry Co. Ltd.	1,900	30,284
#	Tsuzuki Denki Co. Ltd.	2,600	61,835
	TV Asahi Holdings Corp.	8,100	158,786
	Tv Tokyo Holdings Corp.	3,200	69,071
	TYK Corp.	5,300	22,971
	UACJ Corp.	60,332	880,626
	UBE Corp.	25,300	501,018
	Uchida Yoko Co. Ltd.	14,400	193,032
	Ukai Co. Ltd.	500	10,670
	ULS Group, Inc.	7,000	24,727
	Umios Corp.	60,699	497,401
#	U-Next Holdings Co. Ltd.	22,700	243,697
	Unicharm Corp.	53,400	338,714
	Unipres Corp.	9,623	80,001
#	UNISOL Holdings Corp.	5,453	97,876
	United Arrows Ltd.	6,300	95,994
#	United Super Markets Holdings, Inc.	20,673	106,659
#*	Universal Entertainment Corp.	6,800	28,401
#	Urbanet Corp. Co. Ltd.	8,600	27,044
#	User Local, Inc.	2,500	28,400
	Ushio, Inc.	16,400	380,597
	USS Co. Ltd.	75,900	958,532
	UT Group Co. Ltd.	150,000	172,749
		Shares	Value»
JAPAN — (Continued)
	Valor Holdings Co. Ltd.	14,201	$289,860
	Valqua Ltd.	5,600	223,876
#	Value HR Co. Ltd.	6,600	62,743
	Vector, Inc.	6,200	68,904
	Vertex Corp.	23,640	194,396
	Vision, Inc.	8,100	52,408
#*	Visional, Inc.	9,200	506,923
	Vital KSK Holdings, Inc.	10,978	115,014
	VT Holdings Co. Ltd.	31,200	96,201
#	Wacoal Holdings Corp.	10,900	300,570
	Wacom Co. Ltd.	52,300	252,271
#	Wakachiku Construction Co. Ltd.	2,700	60,687
	Wakita & Co. Ltd.	15,800	189,834
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	66,261
#	Waseda Academy Co. Ltd.	2,700	42,118
	Watahan & Co. Ltd.	5,000	41,144
	WATAMI Co. Ltd.	8,300	49,097
#	WDB Holdings Co. Ltd.	2,700	30,735
	Weathernews, Inc.	6,000	75,961
	Wellneo Sugar Co. Ltd.	2,800	48,527
	Wellnet Corp.	7,500	30,245
#	West Holdings Corp.	9,350	146,880
	West Japan Railway Co.	24,100	454,762
#	Will Group, Inc.	4,100	27,852
#*	WingArc1st, Inc.	7,000	140,492
	Workman Co. Ltd.	4,100	150,379
	World Co. Ltd.	22,500	226,298
#	World Holdings Co. Ltd.	2,400	39,805
*	W-Scope Corp.	8,000	7,226
	Xebio Holdings Co. Ltd.	5,200	35,789
#	YAC Holdings Co. Ltd.	3,400	23,959
	Yahagi Construction Co. Ltd.	10,000	118,934
	Yakult Honsha Co. Ltd.	42,100	745,071
#	YAKUODO Holdings Co. Ltd.	5,300	57,300
	YAMABIKO Corp.	14,000	337,070
#	YAMADA Consulting Group Co. Ltd.	4,000	42,453
	Yamada Holdings Co. Ltd.	114,428	511,113
	Yamae Group Holdings Co. Ltd.	5,900	103,665
	Yamagata Bank Ltd.	4,900	113,497

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamaguchi Financial Group, Inc.	47,000	$869,088
	Yamaha Corp.	74,200	575,170
	Yamaha Motor Co. Ltd.	183,000	1,530,773
	Yamaichi Electronics Co. Ltd.	10,400	539,905
#	Yamami Co.	1,200	37,392
	Yamanashi Chuo Bank Ltd.	8,700	346,321
#	Yamatane Corp.	7,600	100,324
	Yamato Corp.	7,100	88,507
	Yamato Holdings Co. Ltd.	46,510	603,568
	Yamato Kogyo Co. Ltd.	10,700	900,770
	Yamau Holdings Co. Ltd.	1,100	15,916
#	Yamaura Corp.	3,700	34,686
	Yamazaki Baking Co. Ltd.	42,300	893,917
	Yamazen Corp.	14,200	157,312
#	Yashima Denki Co. Ltd.	5,500	103,204
#	Yaskawa Electric Corp.	10,300	306,711
	Yasuda Logistics Corp.	6,700	106,274
#	YE DIGITAL Corp.	2,400	18,520
	Yellow Hat Ltd.	25,400	287,609
	Yodoko Ltd.	43,500	376,726
	Yokogawa Bridge Holdings Corp.	11,600	214,620
	Yokogawa Electric Corp.	29,800	1,062,808
	Yokohama Financial Group, Inc.	154,617	1,759,974
	Yokohama Rubber Co. Ltd.	48,300	2,294,291
#	Yokorei Co. Ltd.	13,200	175,660
	Yokowo Co. Ltd.	5,200	128,035
	Yondenko Corp.	10,200	127,793
#	Yondoshi Holdings, Inc.	1,000	12,983
#	Yonex Co. Ltd.	22,100	359,604
#	Yorozu Corp.	1,600	8,945
#*	Yoshimura Food Holdings KK	2,900	11,187
#	Yoshinoya Holdings Co. Ltd.	16,200	391,196
#	Yossix Holdings Co. Ltd.	1,300	26,463
	Yotai Refractories Co. Ltd.	500	5,492
	Yuasa Co. Ltd.	7,100	257,537
#	Yukiguni Factory Co. Ltd.	9,200	67,360
		Shares	Value»
JAPAN — (Continued)
	Yurtec Corp.	15,000	$223,408
	Yushin Co.	4,200	17,520
	Yushiro, Inc.	3,700	66,193
	Zacros Corp.	20,800	174,844
	Zaoh Co. Ltd.	1,500	23,412
	Zenitaka Corp.	700	36,587
	Zenkoku Hosho Co. Ltd.	28,500	559,770
	Zenrin Co. Ltd.	10,600	60,235
	Zensho Holdings Co. Ltd.	14,577	910,210
	Zeon Corp.	52,000	729,223
	ZERIA Pharmaceutical Co. Ltd.	7,100	93,020
#	ZIGExN Co. Ltd.	15,100	39,777
#	Zojirushi Corp.	7,600	68,621
	ZOZO, Inc.	67,000	483,118
#	Zuiko Corp.	5,900	33,891
TOTAL JAPAN			807,560,066
KUWAIT — (0.2%)
	A'ayan Leasing & Investment Co. KSCP	212,894	197,621
	A'ayan Real Estate Co. SAK	25,235	15,915
*	Acico Industries Co. KSC	78,758	145,350
	Agility Public Warehousing Co. KSCC	494,880	234,566
	Al Ahli Bank of Kuwait KSCP	242,419	210,538
*	Al Argan International Real Estate Co. KSCP	65,268	24,336
††	Al-Eid Food KSC	63,719	8,444
	Ali Alghanim Sons Automotive Co. KSCC	60,589	175,387
*	Alimtiaz Group holding Co. K.S.C.P	377,707	89,953
††	Arabi Group Holding KSC	11,040	2,569
	Arkan Al-Kuwait Real Estate Co. KSC	17,869	17,079
	Arzan Financial Group for Financing & Investment KPSC	224,497	229,233
*	Asiya Capital Investments Co. KSCP	238,493	33,910
	Beyout Holding Co. KPSC	38,962	43,478
	Boubyan Bank KSCP	38,166	79,517

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Boubyan Petrochemicals Co. KSCP	122,533	$244,278
	Boursa Kuwait Securities Co. KPSC	34,953	317,013
	Burgan Bank SAK	248,751	151,195
	Combined Group Contracting Co. SAK	34,732	105,989
	Commercial Facilities Co. SAKP	149,075	130,411
	Commercial Real Estate Co. KSC	336,441	210,506
*	First Investment Co. KSCP	158,900	66,533
	Gulf Bank KSCP	492,612	560,299
	Gulf Cables & Electrical Industries Group Co. KSCP	43,638	236,139
	Heavy Engineering & Ship Building Co. KSCP, Class B	45,708	99,542
	Humansoft Holding Co. KSC	24,238	187,554
*	IFA Hotels & Resorts-KPSC	16,862	32,096
	Integrated Holding Co. KCSC	85,988	116,897
*	JTC Logistics Transportation & Stevedoring Co. KSCP	18,867	25,999
	KAMCO Investment Co. KSC	57,693	38,074
	Kuwait Cement Co. KSC	128,229	163,516
	Kuwait Finance House KSCP	703,409	1,784,469
	Kuwait Financial Centre SAK	121,256	52,236
	Kuwait International Bank KSCP	427,313	352,434
	Kuwait Investment Co. SAK	63,997	38,005
	Kuwait Portland Cement Co. KSC	18,152	38,261
*	Kuwait Real Estate Co. KSC	231,128	247,656
	Kuwait Telecommunications Co.	89,948	182,734
	Mabanee Co. KPSC	107,406	322,289
	Mezzan Holding Co. KSCC	44,467	156,295
		Shares	Value»
KUWAIT — (Continued)
	Mobile Telecommunications Co. KSCP	631,416	$1,219,533
	Munshaat Real Estate Projects Co. KSCP	42,428	30,646
	National Bank of Kuwait SAKP	405,082	1,124,392
*	National Consumer Holding Co. SAK	117,998	37,594
	National Industries Co. KSC	18,078	15,853
	National Industries Group Holding SAK	451,968	332,947
	National Investments Co. KSCP	215,412	178,780
	Oula Fuel Marketing Co.	45,594	47,208
*	Privatization Holding Co. KSCP	142,558	64,367
*	Rasiyat Holding Co.	8,886	18,628
	Real Estate Facilities Co.	4,472	3,324
	Salhia Real Estate Co. KSCP	83,566	103,043
*	Securities House KSC	134,324	36,745
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	85,632	40,215
	Specialities Group Holding Co. KSCC, Class C	23,047	20,173
*	United Real Estate Co. SAKP	24,648	22,494
	Warba Bank KSCP	795,249	718,634
TOTAL KUWAIT			11,382,892
MALAYSIA — (0.4%)
	7-Eleven Malaysia Holdings Bhd., Class B	134,004	65,050
	Able Global Bhd.	36,500	13,864
#	Aeon Co. M Bhd.	170,300	43,751
#	AEON Credit Service M Bhd.	52,498	72,021
#	AFFIN Bank Bhd.	226,515	122,585
	Ajinomoto Malaysia Bhd.	5,800	26,761
	Alliance Bank Malaysia Bhd.	289,494	337,325
	Allianz Malaysia Bhd.	21,600	110,879
	AME Elite Consortium Bhd.	96,100	32,249
	AMMB Holdings Bhd. (AMM MK)	388,600	643,609

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Ancom Nylex Bhd.	256,197	$55,141
*	Astro Malaysia Holdings Bhd.	159,200	2,511
	Aumas Resources Bhd.	273,700	22,833
	Aurelius Technologies Bhd.	221,200	38,927
	Axiata Group Bhd.	435,690	211,684
#	Bank Islam Malaysia Bhd.	199,900	104,102
	Batu Kawan Bhd.	12,900	66,339
*	Berjaya Corp. Bhd.	786,982	48,287
*	Berjaya Property Bhd.	466,800	29,169
*	Bermaz Auto Bhd.	223,300	53,228
#	British American Tobacco Malaysia Bhd.	48,000	56,132
#*	Bumi Armada Bhd.	871,200	76,041
	Bursa Malaysia Bhd.	181,450	381,643
	Cahya Mata Sarawak Bhd.	172,100	44,264
*	Capital A Bhd.	555,400	50,139
	Carlsberg Brewery Malaysia Bhd., Class B	48,500	188,908
	CCK Consolidated Holdings Bhd.	65,200	17,900
	CelcomDigi Bhd.	164,300	119,878
	CIMB Group Holdings Bhd.	762,241	1,472,030
	Crescendo Corp. Bhd.	22,200	6,783
#*	D&O Green Technologies Bhd.	237,300	18,553
#*	Dagang NeXchange Bhd.	672,000	74,268
#	Dayang Enterprise Holdings Bhd.	261,200	102,395
	Dialog Group Bhd.	228,300	110,896
	DRB-Hicom Bhd.	266,700	63,853
#	Duopharma Biotech Bhd.	106,489	31,798
	Dutch Lady Milk Industries Bhd.	4,500	35,265
#	DXN Holdings Bhd.	431,200	48,997
#	Eastern & Oriental Bhd.	373,500	68,411
	Eco World Development Group Bhd.	290,100	146,307
	EG Industries Bhd.	146,500	65,824
*	Ekovest Bhd.	703,100	34,474
#	Farm Fresh Bhd.	238,800	130,765
#	Fraser & Neave Holdings Bhd.	30,300	206,011
#	Frontken Corp. Bhd.	394,750	502,340
	Gamuda Bhd.	117,968	123,258
		Shares	Value»
MALAYSIA — (Continued)
#	Gas Malaysia Bhd.	81,500	$104,317
	Genting Bhd.	378,900	196,524
	Genting Malaysia Bhd.	559,000	239,028
#	Genting Plantations Bhd.	95,700	134,916
*	Greatech Technology Bhd.	142,000	82,338
	Guan Chong Bhd.	317,533	92,893
	HAP Seng Consolidated Bhd.	92,700	62,869
	Hap Seng Plantations Holdings Bhd.	48,500	29,368
#	Hartalega Holdings Bhd.	434,100	108,331
#	Heineken Malaysia Bhd.	30,900	144,725
*	Hengyuan Refining Co. Bhd.	44,200	16,265
#	Hextar Global Bhd.	348,840	65,764
	Hiap Teck Venture Bhd.	410,500	26,121
#	Hibiscus Petroleum Bhd.	230,100	109,621
	Hong Leong Bank Bhd.	22,580	121,830
	Hong Leong Financial Group Bhd.	24,978	113,192
	Hong Leong Industries Bhd.	24,000	103,972
#	Hume Cement Industries Bhd.	23,800	16,715
#	Hup Seng Industries Bhd.	73,100	16,904
	IHH Healthcare Bhd.	60,700	124,105
	IJM Corp. Bhd.	389,800	229,086
	Inari Amertron Bhd.	249,625	135,193
	Innoprise Plantations Bhd.	42,300	22,584
	Insas Bhd.	54,400	11,978
	IOI Corp. Bhd.	87,900	95,228
	IOI Properties Group Bhd.	350,425	324,945
	ITMAX SYSTEM Bhd.	90,500	105,022
	Jaya Tiasa Holdings Bhd.	174,000	47,696
	Keck Seng Malaysia Bhd.	28,200	35,821
#	Kelington Group Bhd.	140,000	284,006
#	Kenanga Investment Bank Bhd.	38,300	6,561
	Kerjaya Prospek Group Bhd.	105,989	65,838
#	Kim Loong Resources Bhd.	78,000	53,531
#	Kossan Rubber Industries Bhd.	323,200	82,961

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	KPJ Healthcare Bhd.	282,100	$214,084
	Kretam Holdings Bhd.	69,600	11,090
	KSL Holdings Bhd.	104,655	74,223
	Kuala Lumpur Kepong Bhd.	78,136	402,309
	Lagenda Properties Bhd.	135,100	46,314
	LBS Bina Group Bhd.	202,600	21,056
#	Leong Hup International Bhd.	445,800	83,899
	Lianson Fleet Group Bhd.	32,100	12,660
	LPI Capital Bhd.	73,940	271,670
#	Magni-Tech Industries Bhd.	146,900	61,784
#	Magnum Bhd.	239,915	73,323
	Mah Sing Group Bhd.	437,775	111,318
#	Malakoff Corp. Bhd.	364,600	71,735
#	Malayan Banking Bhd.	201,297	536,656
#	Malayan Cement Bhd.	97,300	154,443
#	Malayan Flour Mills Bhd.	308,600	48,378
	Malaysia Smelting Corp. Bhd.	91,200	44,073
#	Malaysian Pacific Industries Bhd.	19,200	215,095
	Malaysian Resources Corp. Bhd.	545,720	41,404
#	Matrix Concepts Holdings Bhd.	460,198	136,071
	Maxis Bhd.	150,400	136,194
	MBM Resources Bhd.	57,700	66,533
	MBSB Bhd.	611,932	95,127
	Mega First Corp. Bhd.	182,800	133,785
	MHC Plantations Bhd.	27,000	12,453
	MISC Bhd.	111,600	218,118
#	MKH Bhd.	100,700	48,270
	MKH Oil Palm East Kalimantan Bhd.	14,385	2,303
#	MNRB Holdings Bhd.	182,774	120,148
Ω	Mr. DIY Group M Bhd.	409,600	158,293
	Muhibbah Engineering M Bhd.	185,600	23,384
	Nationgate Holdings Bhd.	227,500	65,852
	Nestle Malaysia Bhd.	4,300	106,433
#	NEXG Bhd.	98,100	6,568
††	Nylex Malaysia Bhd.	2,335	26
	OCK Group Bhd.	205,000	18,822
#	Oriental Holdings Bhd.	77,700	130,670
	OSK Holdings Bhd.	616,124	298,249
#	Padini Holdings Bhd.	186,550	66,530
		Shares	Value»
MALAYSIA — (Continued)
#	Pantech Group Holdings Bhd.	131,400	$20,744
	Paramount Corp. Bhd.	146,300	36,212
	Pecca Group Bhd.	44,400	14,435
#	Petronas Chemicals Group Bhd.	115,200	135,114
	Petronas Dagangan Bhd.	62,900	300,255
#	Petronas Gas Bhd.	27,100	116,318
	PPB Group Bhd.	99,520	228,640
#	Press Metal Aluminium Holdings Bhd.	291,100	565,095
	Public Bank Bhd.	1,063,600	1,344,625
	QL Resources Bhd.	296,737	290,287
*	Ranhill Utilities Bhd.	168,104	83,537
	RCE Capital Bhd.	177,200	46,352
	RHB Bank Bhd.	146,376	306,155
	Sarawak Oil Palms Bhd.	100,150	125,049
	Sarawak Plantation Bhd.	22,900	23,886
#	Scientex Bhd.	292,500	264,992
	SD Guthrie Bhd.	210,136	337,756
	Sime Darby Bhd.	813,870	429,818
#	Sime Darby Property Bhd.	643,170	211,960
#	SKP Resources Bhd.	365,349	28,640
	Southern Cable Group Bhd.	42,500	23,786
#	SP Setia Bhd. Group	699,079	158,996
	Sports Toto Bhd.	188,024	62,154
	Sunway Bhd.	116,754	150,643
	Sunway Construction Group Bhd.	88,890	172,103
*	Sunway Healthcare Holdings Bhd., Class B	11,675	5,507
#*	Supermax Corp. Bhd.	572,578	37,163
	Syarikat Takaful Malaysia Keluarga Bhd.	107,045	83,843
#	Ta Ann Holdings Bhd.	86,480	120,619
	Telekom Malaysia Bhd.	124,912	236,832
	Tenaga Nasional Bhd.	95,200	340,099
	Teo Seng Capital Bhd.	84,200	18,984
	Thong Guan Industries Bhd.	59,400	21,679
	TIME dotCom Bhd.	113,400	166,519
	Top Glove Corp. Bhd.	1,425,800	232,056
*	Tropicana Corp. Bhd.	247,716	73,469
#	TSH Resources Bhd.	142,000	40,634
#	Uchi Technologies Bhd.	83,700	57,333
#	UEM Sunrise Bhd.	400,200	57,734

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	United Plantations Bhd.	51,000	$421,431
	UOA Development Bhd.	187,420	78,022
	Velesto Energy Bhd.	1,499,873	91,542
#	ViTrox Corp. Bhd.	80,900	171,494
#	VS Industry Bhd.	994,667	55,944
#	Wasco Bhd.	75,600	13,048
#*	WCT Holdings Bhd.	364,227	35,115
	Well Chip Group Bhd.	74,000	19,117
	Wellcall Holdings Bhd.	127,300	35,491
	Westports Holdings Bhd.	105,695	184,185
#	Yinson Holdings Bhd.	337,869	161,122
	YTL Corp. Bhd.	737,240	349,252
	YTL Power International Bhd.	179,384	183,290
#	Zetrix Ai Bhd.	1,522,556	277,003
TOTAL MALAYSIA			23,073,118
MEXICO — (0.6%)
*	Alpek SAB de CV	312,550	232,254
	Alsea SAB de CV	109,033	265,414
	America Movil SAB de CV (2228390D US), ADR	2,021	51,232
	America Movil SAB de CV (AMXB MM)	1,262,696	1,603,933
	Arca Continental SAB de CV	37,700	430,602
	Axtel SAB de CV	489,437	75,170
Ω	Banco del Bajio SA	218,152	724,885
#	Becle SAB de CV	101,877	91,939
	Bolsa Mexicana de Valores SAB de CV	81,791	182,052
	Cemex SAB de CV (CEMEXCPO MM)	2,131,083	2,527,350
	Cemex SAB de CV (CX US), Sponsored ADR	89,506	1,057,961
*	Cia Minera Autlan SAB de CV	6,200	2,649
#	Coca-Cola Femsa SAB de CV (KOFUBL MM)	68,466	742,949
	Consorcio ARA SAB de CV	312,104	89,922
	Controladora AXTEL SAB de CV	1,784,541	90,054
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	167,154	130,774
	Corp. Inmobiliaria Vesta SAB de CV	126,344	436,673
		Shares	Value»
MEXICO — (Continued)
	Corporativo Fragua SAB de CV	380	$10,751
#	El Puerto de Liverpool SAB de CV, Class C1	29,011	174,088
#*††	Empresas ICA SAB de CV	42,400	0
#	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	50,113	642,200
#	GCC SAB de CV	53,330	612,543
#	Genomma Lab Internacional SAB de CV, Class B	156,950	132,940
	Gentera SAB de CV	389,915	905,250
#	Gruma SAB de CV, Class B	40,781	608,036
#	Grupo Aeroportuario del Centro Norte SAB de CV	80,213	1,070,078
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	25,644	557,669
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,264	709,430
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	243	66,976
#	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	11,168	308,599
#	Grupo Bimbo SAB de CV	312,262	1,119,272
	Grupo Carso SAB de CV	34,899	297,577
	Grupo Comercial Chedraui SA de CV	87,257	454,535
	Grupo Financiero Banorte SAB de CV, Class O	191,668	2,209,332
	Grupo Financiero Inbursa SAB de CV, Class O	276,756	713,163
	Grupo Herdez SAB de CV	54,050	161,687
	Grupo Hotelero Santa Fe SAB de CV	60,872	17,679
	Grupo Industrial Saltillo SAB de CV	7,630	5,353
	Grupo Mexico SAB de CV	177,888	2,139,340

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Nutrisa SAB de CV	54,050	$10,454
#	Grupo Rotoplas SAB de CV	48,486	38,969
*	Grupo Simec SAB de CV (SIMECB MM)	33,392	336,407
*	Grupo Televisa SAB (TLEVICPO MM)	454,483	256,900
*	Grupo Televisa SAB (TV US), Sponsored ADR	12,209	34,185
#*Ω	Grupo Traxion SAB de CV	63,274	43,073
*	Industrias CH SAB de CV	73,605	624,704
	Industrias Penoles SAB de CV	47,800	2,197,842
	Kimberly-Clark de Mexico SAB de CV, Class A	231,975	538,299
	La Comer SAB de CV	188,410	372,262
	Megacable Holdings SAB de CV	182,992	617,774
*	Minera Frisco SAB de CV, Class A1	307,440	242,835
*Ω	Nemak SAB de CV	707,806	119,333
*	Ollamani SAB	21,064	93,052
	Operadora De Sites Mexicanos SAB de CV, Class A-1	125,827	125,613
*	Orbia Advance Corp. SAB de CV	188,647	266,749
	Organizacion Cultiba SAB de CV	15,310	10,444
	Organizacion Soriana SAB de CV, Class B	50,685	86,594
*	Promotora de Hoteles Norte 19 SAB de CV	142,020	46,740
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	54,078	856,905
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	7,273	86,082
#	Qualitas Controladora SAB de CV	61,572	561,772
	Regional SAB de CV	84,693	696,928
#	Sigma Foods SAB de CV	2,058,476	2,095,380
		Shares	Value»
MEXICO — (Continued)
#*	Sitios Latinoamerica SAB de CV	238,221	$84,865
*	Vista Energy SAB de CV (VIST US), ADR	9,562	673,643
*	Vista Energy SAB de CV (VISTAA MM)	1,130	79,593
	Wal-Mart de Mexico SAB de CV	194,783	566,371
TOTAL MEXICO			33,416,079
NETHERLANDS — (2.6%)
	Aalberts NV	35,456	1,755,999
	ABN AMRO Bank NV	114,996	5,202,133
	Acomo NV	5,847	160,432
*Ω	Adyen NV	1,204	1,224,728
	Aegon Ltd. (AEG US)	37,459	353,612
#	Aegon Ltd. (AGN NA)	368,518	3,502,174
#	Akzo Nobel NV	38,945	2,727,852
*Ω	Alfen NV	4,605	65,987
	Allfunds Group PLC	121,224	1,237,566
	AMG Critical Materials NV	10,344	354,090
	Aperam SA	14,586	770,473
	Arcadis NV	30,386	1,430,017
	ArcelorMittal SA (MT NA)	51,013	3,603,422
#	ArcelorMittal SA (MT US)	9,714	681,340
	ASM International NV	5,632	5,216,070
	ASML Holding NV (ASML NA)	4,870	8,025,492
	ASML Holding NV (ASML US)	22,102	36,004,158
	ASR Nederland NV	60,929	4,981,362
#*	Avantium NV	3,710	28,071
*Ω	Basic-Fit NV	17,085	683,544
	BE Semiconductor Industries NV	10,172	2,332,631
#	Brunel International NV	6,759	58,445
	Coca-Cola Europacific Partners PLC	33,278	3,685,888
	Corbion NV	14,519	317,298
Ω	CTP NV	24,806	448,234
#	DSM-Firmenich AG	14,338	1,545,748
*	Fastned BV	686	25,973
*	Flow Traders Ltd.	9,230	281,642
	ForFarmers NV	6,839	46,384
	Fugro NV	20,323	198,665
	HAL Trust	658	125,334
	Havas NV	16,710	357,807
	Heineken NV	20,373	1,844,578
	IMCD NV	10,097	1,106,186
	ING Groep NV (ING US), Sponsored ADR	6,500	227,045

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	ING Groep NV (INGA NA)	196,229	$6,895,790
	Kendrion NV	2,876	63,396
	Koninklijke Ahold Delhaize NV (AD NA)	166,464	6,584,478
	Koninklijke BAM Groep NV	116,385	1,560,790
	Koninklijke Heijmans NV	14,198	1,535,919
	Koninklijke KPN NV	1,505,567	7,109,046
#	Koninklijke Philips NV (PHG US)	24,135	634,751
	Koninklijke Philips NV (PHIA NA)	57,458	1,513,894
	Koninklijke Vopak NV	20,794	1,177,141
*	Magnum Ice Cream Co. NV	3,020	56,147
#*	Magnum Ice Cream Co. NV MICC NA	1,298	24,257
#*	Magnum Ice Cream Co. NV MICC US	83,787	1,559,276
	Nedap NV	2,056	228,297
	NN Group NV	86,738	8,176,022
*	NX Filtration NV	1,991	7,223
#*	Pharming Group NV	169,497	172,019
#	PostNL NV	102,310	106,164
#	Prosus NV (PRX NA)	62,008	2,881,685
	Prosus NV (PRX SJ)	1,987	91,800
	Randstad NV	24,968	1,055,544
	SBM Offshore NV	58,977	2,202,549
*	SIF Holding NV	3,414	15,455
Ω	Signify NV	23,473	401,214
#	Sligro Food Group NV	4,661	56,695
	TKH Group NV	15,293	754,035
*	TomTom NV	7,003	31,264
	Universal Music Group NV	70,246	1,159,028
	Van Lanschot Kempen NV	12,655	951,028
	Wolters Kluwer NV	27,120	2,129,153
TOTAL NETHERLANDS			139,744,440
NEW ZEALAND — (0.2%)
#	a2 Milk Co. Ltd.	56,181	272,728
#	Air New Zealand Ltd.	568,444	138,533
	Auckland International Airport Ltd.	91,965	471,524
#	Channel Infrastructure NZ Ltd.	89,248	179,396
#	Chorus Ltd. (CNU NZ)	172,535	956,948
	Contact Energy Ltd.	124,643	666,544
	EBOS Group Ltd.	21,938	284,420
		Shares	Value»
NEW ZEALAND — (Continued)
	Fisher & Paykel Healthcare Corp. Ltd., Class C	27,438	$656,229
*	Fletcher Building Ltd. (FBU AU)	3,423	7,289
*	Fletcher Building Ltd. (FBU NZ)	191,340	410,295
	Fonterra Co-Operative Group Ltd.	20,324	82,607
	Freightways Group Ltd.	58,334	475,375
	Genesis Energy Ltd.	198,592	298,994
#*	Gentrack Group Ltd.	12,157	25,821
	Hallenstein Glasson Holdings Ltd.	26,041	163,374
	Heartland Group Holdings Ltd.	211,195	154,250
	Infratil Ltd.	39,435	342,326
	Investore Property Ltd.	61,732	38,691
*	KMD Brands Ltd.	19,976	21,234
	Mainfreight Ltd.	8,479	345,731
	Mercury NZ Ltd.	40,119	158,315
	Meridian Energy Ltd.	30,819	103,345
	Napier Port Holdings Ltd.	14,348	30,406
	NZME Ltd. (NZM AU)	54,459	33,911
	NZX Ltd.	110,419	96,870
*	Oceania Healthcare Ltd.	207,354	92,133
#	Port of Tauranga Ltd.	37,905	180,668
*	Ryman Healthcare Ltd.	135,990	171,627
	Sanford Ltd.	20,591	81,797
	Scales Corp. Ltd.	50,758	194,158
*	Serko Ltd.	3,631	3,156
	Skellerup Holdings Ltd.	64,548	264,269
	SKY Network Television Ltd.	56,838	108,788
#*	SKYCITY Entertainment Group Ltd.	274,742	100,168
	Spark New Zealand Ltd.	435,867	492,774
	Summerset Group Holdings Ltd.	95,730	469,463
#	Tourism Holdings Ltd.	44,694	75,271
	TOWER Ltd.	96,471	105,876
#	Turners Automotive Group Ltd.	26,693	128,017
	Vector Ltd.	26,039	75,889
#*	Vista Group International Ltd.	32,932	47,762
*	Warehouse Group Ltd.	33,171	11,329
TOTAL NEW ZEALAND			9,018,301

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (0.6%)
	ABG Sundal Collier Holding ASA	105,016	$79,820
	AF Gruppen ASA	9,872	197,571
	Akastor ASA	32,778	45,099
	Aker ASA, Class A	1,064	143,132
*	Aker BioMarine ASA	1,327	15,431
	Aker BP ASA	43,444	1,548,970
	Aker Solutions ASA	101,751	452,973
	Archer Ltd.	15,404	40,407
	Arendals Fossekompani ASA	161	3,127
	Atea ASA	16,472	298,898
	Austevoll Seafood ASA	23,682	212,693
*Ω	AutoStore Holdings Ltd.	17,990	22,958
#*	Axactor ASA	33,157	17,044
	B2 Impact ASA	75,199	193,086
	Bakkafrost P	4,071	194,405
	Bluenord ASA	7,735	421,762
	Bonheur ASA	7,630	181,261
	Borregaard ASA	21,124	352,050
	Bouvet ASA	21,413	102,373
*	BW Energy Ltd.	22,087	121,329
Ω	BW LPG Ltd. BWLPG NO	28,644	656,639
	BW Offshore Ltd.	34,993	172,425
*	Cadeler AS (CADLR NO)	47,784	272,272
#*	Cadeler AS (CDLR US), ADR	817	18,554
*	Circio Holding ASA	21,497	18,657
*	Cloudberry Clean Energy ASA	69,815	95,170
	DNB Bank ASA	53,478	1,721,917
	DNO ASA	177,134	314,999
	DOF Group ASA	31,319	410,650
*Ω	Elkem ASA	60,692	199,293
Ω	Elmera Group ASA	32,302	155,267
	Elopak ASA	32,759	125,798
Ω	Entra ASA	8,005	89,449
	Equinor ASA	118,246	4,854,106
#Ω	Europris ASA	64,160	578,030
*	FLEX LNG Ltd. (FLNG NO)	4,924	153,678
#	Frontline PLC	22,423	894,203
	Gjensidige Forsikring ASA	3,393	101,216
#	Grieg Seafood ASA	10,179	32,472
	Hafnia Ltd.	70,806	543,171
#*	Hexagon Composites ASA	30,692	35,516
	Himalaya Shipping Ltd. HSHP US	4,085	64,175
	Hoegh Autoliners ASA	37,835	673,090
Ω	Kid ASA	9,056	124,604
	Kitron ASA	41,228	377,156
		Shares	Value»
NORWAY — (Continued)
Ω	Klaveness Combination Carriers ASA	6,871	$72,872
*	Kongsberg Automotive ASA	238,423	54,580
	Kongsberg Gruppen ASA	14,970	466,518
*	Kongsberg Maritime AS	14,970	84,489
	Leroy Seafood Group ASA	50,440	221,375
#*	LINK Mobility Group Holding ASA	66,315	179,523
	Medistim ASA	2,742	65,698
	Mowi ASA	13,640	292,104
	MPC Container Ships ASA	139,174	357,733
#Ω	Multiconsult ASA	4,197	67,051
*	Napatech AS	3,160	12,880
#*	NEL ASA	371,788	84,633
	Norbit ASA	7,952	147,556
*	Nordic Mining ASA	12,200	8,249
*	Nordic Semiconductor ASA	3,453	58,342
	Norsk Hydro ASA	81,216	749,138
*Ω	Norske Skog ASA	10,587	45,021
*	Northern Ocean Ltd.	39,963	31,722
	Norwegian Air Shuttle ASA	62,645	86,450
*	NRC Group ASA	20,069	16,457
	Odfjell Drilling Ltd.	47,347	456,039
	Odfjell SE, Class A	7,373	88,993
	Odfjell Technology Ltd.	10,957	67,302
*	OKEA ASA	15,569	56,530
Ω	Okeanis Eco Tankers Corp. OET NO	3,789	230,257
	Orkla ASA	13,548	150,490
*	Otello Corp. ASA	11,414	21,751
	Panoro Energy ASA	26,853	79,571
	Paratus Energy Services Ltd.	6,702	33,857
	Pareto Bank ASA	13,851	89,721
	Petronor E&P ASA	20,513	22,556
	Pexip Holding ASA	16,259	138,430
*	PhotoCure ASA	1,570	8,811
#	Protector Forsikring ASA	10,065	523,727
	Rogaland Sparebank	2,873	45,532
	Salmar ASA	1,486	81,030
#*	Salmon Evolution ASA	66,994	28,610
	SATS ASA	37,953	167,650
*Ω	Scatec ASA	29,500	285,266
	Sea1 offshore, Inc.	18,446	52,407
#	SED Energy Holdings PLC	44,517	37,335
	Selvaag Bolig ASA	11,511	40,633

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Solstad Maritime ASA	25,802	$76,707
	Solstad Offshore ASA	11,178	80,341
	SpareBank 1 Helgeland	832	13,771
	Sparebank 1 Oestlandet	11,518	236,724
	SpareBank 1 Sor-Norge ASA	28,743	643,902
	Sparebanken More	10,605	124,679
	Stolt-Nielsen Ltd.	9,437	316,868
#	Storebrand ASA	82,626	1,758,722
	Subsea 7 SA	32,553	1,099,927
	Telenor ASA	34,101	482,065
	TGS ASA	50,082	678,692
	TOMRA Systems ASA	9,284	103,188
#	Var Energi ASA	53,628	269,427
	Veidekke ASA	36,972	735,594
	Vend Marketplaces ASA	3,904	99,036
	Wallenius Wilhelmsen ASA	29,037	453,219
	Wilh Wilhelmsen Holding ASA, Class A	4,613	374,998
	Wilh Wilhelmsen Holding ASA, Class B	281	21,210
	Yara International ASA	17,292	815,695
*	Zaptec ASA	3,296	15,792
TOTAL NORWAY			31,536,342
PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	3,792	44,744
	Cia de Minas Buenaventura SAA, ADR	1,300	39,364
	Credicorp Ltd.	1,916	767,511
	Intercorp Financial Services, Inc.	1,299	75,745
TOTAL PERU			927,364
PHILIPPINES — (0.1%)
	Aboitiz Equity Ventures, Inc.	146,820	85,147
	Aboitiz Power Corp.	86,400	60,356
	ACEN Corp.	1,732,821	82,398
	Alliance Global Group, Inc.	651,000	91,449
	Apex Mining Co., Inc.	1,093,000	253,825
*	Atlas Consolidated Mining & Development Corp.	154,400	33,725
	Ayala Corp.	15,425	128,848
		Shares	Value»
PHILIPPINES — (Continued)
	Ayala Land, Inc.	446,500	$122,987
	Bank of the Philippine Islands	138,148	230,770
	BDO Unibank, Inc.	367,599	745,171
	Belle Corp.	1,052,000	21,160
*	Bloomberry Resorts Corp.	1,240,200	43,026
*	Cebu Air, Inc.	41,200	19,348
	Century Pacific Food, Inc.	312,700	159,938
	China Banking Corp.	339,992	294,902
	Converge Information & Communications Technology Solutions, Inc.	656,800	115,465
	Cosco Capital, Inc.	487,200	66,006
	D&L Industries, Inc.	433,400	24,403
	DigiPlus Interactive Corp.	373,900	59,608
*	DITO CME Holdings Corp.	894,000	10,650
	DMCI Holdings, Inc.	517,900	61,742
*	DoubleDragon Corp.	234,400	45,613
	East West Banking Corp.	202,850	39,130
	Emperador, Inc.	83,300	21,404
	First Philippine Holdings Corp.	64,910	98,530
	Ginebra San Miguel, Inc.	18,440	80,298
	Globe Telecom, Inc.	5,774	170,720
	GT Capital Holdings, Inc.	22,338	176,822
	International Container Terminal Services, Inc.	53,530	840,610
	JG Summit Holdings, Inc.	321,666	116,466
	Jollibee Foods Corp.	69,100	167,785
	Keepers Holdings, Inc.	603,000	19,615
	LT Group, Inc.	350,900	83,946
	Manila Electric Co.	13,600	106,730
	Manila Water Co., Inc.	237,800	137,829
	Megaworld Corp.	2,379,600	86,142
	Metropolitan Bank & Trust Co.	174,876	187,272
Ω	Monde Nissin Corp.	560,100	63,240
	Nickel Asia Corp.	1,162,480	73,078
	OceanaGold Philippines, Inc.	63,500	34,533
	Petron Corp.	633,700	25,007
	Philcomsat Holdings Corp.	23,890	46,827
	Philex Mining Corp.	306,600	45,315

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Philippine National Bank	107,462	$109,332
	Philippine Seven Corp.	19,620	10,858
*	Philweb Corp.	59,500	12,710
*††	Phoenix Petroleum Philippines, Inc.	107,200	1,366
#	PLDT, Inc. (PHI US), Sponsored ADR	839	16,520
	PLDT, Inc. (TEL PM)	5,360	106,567
	Puregold Price Club, Inc.	195,000	130,696
	Rizal Commercial Banking Corp.	104,115	38,834
	Robinsons Land Corp.	301,338	84,096
	San Miguel Corp.	122,390	133,793
	Security Bank Corp.	70,630	77,839
	Semirara Mining & Power Corp.	169,680	56,644
	Shakey's Pizza Asia Ventures, Inc.	84,300	8,270
	SM Investments Corp.	2,270	21,987
	SM Prime Holdings, Inc.	151,100	45,165
	STI Education Systems Holdings, Inc.	431,000	8,504
	Synergy Grid & Development Phils, Inc.	247,500	115,052
	Union Bank of the Philippines	222,248	91,073
	Universal Robina Corp.	96,790	93,359
	Vista Land & Lifescapes, Inc.	1,160,900	18,204
	Vistamalls, Inc.	62,000	1,033
	Wilcon Depot, Inc.	319,300	29,989
TOTAL PHILIPPINES			6,589,727
POLAND — (0.5%)
*	11 bit studios SA	69	2,438
	AB SA	3,080	110,795
*	Action SA	5,598	67,078
	Agora SA	12,934	30,096
	Alior Bank SA	46,733	1,724,518
*Ω	Allegro.eu SA	17,418	209,820
	Amica SA	2,272	28,685
#	AmRest Holdings SE	23,304	64,566
	Apator SA	2,506	17,686
	ASBISc Enterprises PLC	13,274	384,949
#	Asseco Poland SA	18,130	971,003
	Asseco South Eastern Europe SA	3,183	62,348
		Shares	Value»
POLAND — (Continued)
#	Auto Partner SA	17,966	$138,665
	Bank Handlowy w Warszawie SA	10,468	341,421
*	Bank Millennium SA	70,399	389,049
#*	Bank Ochrony Srodowiska SA	20,762	57,126
	Bank Polska Kasa Opieki SA	23,488	1,548,206
*	Benefit Systems SA	723	1,047,890
	BNPP Bank Polska SA	4,472	186,063
*	Boryszew SA	29,053	38,754
	Budimex SA	2,184	423,587
	CD Projekt SA	2,091	139,867
*	Celon Pharma SA	3,548	19,531
#*	CI Games SA	23,337	15,625
#*	Cognor Holding SA	32,298	55,595
#	Cyber Folks SA	2,370	121,802
#*	Cyfrowy Polsat SA	47,883	218,673
#*	Datawalk SA	732	26,965
	Develia SA	150,107	424,446
*Ω	Dino Polska SA	35,450	303,962
	Dom Development SA	2,718	186,541
	Echo Investment SA	10,592	13,925
	Elektrotim SA	885	14,304
	Enea SA	102,173	537,463
#*	Eurocash SA	16,735	21,869
*	Fabryki Mebli Forte SA	3,906	16,042
	Ferro SA	3,240	28,856
*	Globe Trade Centre SA	30,781	18,966
#*	Grupa Azoty SA	15,444	81,268
	Grupa Kety SA	3,397	1,138,235
*Ω	HUUUGE, Inc.	7,325	44,308
#	ING Bank Slaski SA	4,302	510,354
	Inter Cars SA	2,158	540,016
#*	Jastrzebska Spolka Weglowa SA	17,979	120,605
	KGHM Polska Miedz SA	18,041	1,495,497
	KRUK SA	5,294	603,976
	LPP SA	125	727,110
#*	Lubelski Wegiel Bogdanka SA	4,699	26,396
*	mBank SA	1,382	501,089
#	Mirbud SA	18,519	59,912
	Mo-BRUK SA	603	61,249
#*	Modivo SA	8,341	207,318
*	Mostostal Zabrze SA	8,746	14,399
	Murapol SA	4,420	44,040
	Neuca SA	367	75,808
#	Newag SA	1,426	33,920
	Orange Polska SA	102,086	416,852
	ORLEN SA	65,338	2,592,696
	PCC Rokita SA	524	9,690
	Pepco Group NV	43,134	531,336

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	PGE Polska Grupa Energetyczna SA	205,254	$554,737
*	PKP Cargo SA	11,839	32,443
	PlayWay SA	336	21,855
#*	Polimex-Mostostal SA	38,961	67,398
	Powszechna Kasa Oszczednosci Bank Polski SA	35,041	1,049,579
	Powszechny Zaklad Ubezpieczen SA	51,386	978,575
#	Rainbow Tours SA	1,244	48,095
	Santander Bank Polska SA	1,780	350,937
*	Selvita SA	3,002	21,423
	Stalexport Autostrady SA	13,284	6,432
#*	Syn2bio SA	2,522	45,734
	Synektik SA	2,522	243,999
	Tauron Polska Energia SA	392,310	947,506
	TEN Square Games SA	1,610	46,135
#	Text SA	3,006	41,294
	Torpol SA	4,879	94,362
*	Toya SA	745	1,855
	Unimot SA	1,479	66,446
	Votum SA	537	6,430
	Voxel SA	967	32,276
*	VRG SA	37,269	55,814
	Warsaw Stock Exchange	2,489	66,721
	Wawel SA	12	2,274
Ω	XTB SA	22,194	884,913
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,940	35,527
*	Zespol Elektrowni Patnow Adamow Konin SA	4,127	19,345
TOTAL POLAND			25,567,354
PORTUGAL — (0.2%)
#	Altri SGPS SA	29,560	161,536
	Banco Comercial Portugues SA, Class R	3,670,426	4,522,350
#	Corticeira Amorim SGPS SA	8,194	62,544
	CTT-Correios de Portugal SA	23,076	164,121
	EDP Renewables SA	72,974	1,132,333
	EDP SA (EDP PL)	366,729	1,888,398
	Galp Energia SGPS SA	115,204	2,616,353
#	Ibersol SGPS SA	8,870	97,923
		Shares	Value»
PORTUGAL — (Continued)
	Jeronimo Martins SGPS SA	36,714	$736,295
#	Mota-Engil SGPS SA	34,573	184,773
#	Navigator Co. SA	53,624	201,571
	NOS SGPS SA	71,791	399,577
	REN - Redes Energeticas Nacionais SGPS SA	91,426	363,953
	Semapa-Sociedade de Investimento e Gestao	7,088	164,535
	Sonae SGPS SA	308,562	724,801
TOTAL PORTUGAL			13,421,063
QATAR — (0.2%)
	Aamal Co.	670,900	129,358
	Al Khaleej Takaful Group QSC	72,860	57,691
	Al Meera Consumer Goods Co. QSC	14,475	53,426
	Al Rayan Bank	522,521	285,477
	Alijarah Holding Co. QPSC	103,023	19,241
*	Baladna	211,794	71,533
	Barwa Real Estate Co.	442,179	283,085
	Commercial Bank PSQC	276,042	311,830
	Doha Bank QPSC	721,345	573,551
	Doha Insurance Co. QSC	102,131	81,478
*	Estithmar Holding QPSC	161,388	186,770
	Gulf International Services QSC	289,962	144,830
	Gulf Warehousing Co.	54,328	34,935
	Industries Qatar QSC	23,363	67,793
	Lesha Bank LLC	287,795	220,945
	Mannai Corp. QSC	40,666	54,464
*	Mazaya Real Estate Development QPSC	281,270	42,576
	Medicare Group	29,571	44,633
	Mesaieed Petrochemical Holding Co.	1,102,846	331,600
	Nebras Energy	44,633	181,121
	Ooredoo QPSC	185,855	638,298
	Qatar Aluminum Manufacturing Co.	545,938	212,971
	Qatar Fuel QSC	38,330	146,215
	Qatar Gas Transport Co. Ltd.	394,237	448,031

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Industrial Manufacturing Co. QSC	111,549	$66,894
	Qatar Insurance Co. SAQ	329,469	173,712
	Qatar International Islamic Bank QSC	133,173	396,250
	Qatar Islamic Bank QPSC	32,774	195,719
	Qatar Islamic Insurance Group	22,820	49,998
	Qatar National Bank QPSC	383,396	1,746,488
	Qatar National Cement Co. QSC	98,474	73,470
	Qatar Navigation QSC	216,828	589,252
	QLM Life & Medical Insurance Co. WLL	20,001	11,629
	Salam International Investment Ltd. QSC	377,474	76,380
	United Development Co. QSC	408,938	89,620
	Vodafone Qatar PQSC	704,895	500,833
*	Widam Food Co.	33,153	13,405
	Zad Holding Co.	3,845	13,168
TOTAL QATAR			8,618,670
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	134,073	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	26,988	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	28,061	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	PhosAgro PJSC	136	0
*††	Polyus PJSC (PLZL LI), GDR	2,588	0
*††	RusHydro PJSC (HYDR LI), ADR	131,916	0
*††	RusHydro PJSC (RSHYY US), ADR	62,793	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	65,441	0
*††	Severstal PAO (SVJTY US), GDR	14,770	0
		Shares	Value»
RUSSIA — (Continued)
*††	Severstal PAO (SVST LI), GDR	6,022	$0
*††	VTB Bank PJSC (VTBR LI), GDR	330,257	0
SAUDI ARABIA — (0.7%)
	Abdullah Al Othaim Markets Co.	106,031	145,383
*	ACWA Power Co.	3,295	165,090
	Ades Holding Co.	101,717	451,526
*	Advanced Building Industries Co.	12,546	89,786
*	Advanced Petrochemical Co.	33,963	199,162
	Al Babtain Power & Telecommunication Co.	14,290	201,574
	Al Hammadi Holding	11,852	81,935
*	Al Hassan Ghazi Ibrahim Shaker Co.	16,175	56,098
	Al Jouf Agricultural Development Co.	1,033	11,403
*	Al Jouf Cement Co.	9,833	12,619
*	Al Khaleej Training & Education Co.	8,735	30,733
	Al Rajhi Bank	215,518	3,596,730
*	Al Yamamah Steel Industries Co.	5,821	54,172
	Alamar Foods	4,835	47,658
	Alandalus Property Co.	9,476	38,316
	Alaseel Co.	44,927	42,591
	Al-Dawaa Medical Services Co.	7,900	85,638
	Aldrees Petroleum & Transport Services Co.	17,459	534,002
	Alinma Bank	218,402	1,360,814
	AlJazira Takaful Ta'awuni Co.	10,565	33,958
	AlKhorayef Water & Power Technologies Co.	4,391	117,096
*	Allianz Saudi Fransi Cooperative Insurance Co.	11,757	38,655
	Almarai Co. JSC	70,443	869,766
	Almawarid Manpower Co.	945	26,605
	Alujain Corp.	6,605	46,739
	Amlak International Finance Co.	8,292	18,946
	Arab National Bank	120,306	696,170
	Arabian Cement Co.	17,316	102,121
Ω	Arabian Centres Co.	30,602	127,193
	Arabian Contracting Services Co.	1,418	30,226

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arabian Internet & Communications Services Co.	2,727	$156,428
	Arabian Mills for Food Products Co.	6,870	82,346
	Arabian Pipes Co.	19,105	31,468
*	Arabian Shield Cooperative Insurance Co.	5,123	15,071
	Arriyadh Development Co.	30,281	130,692
*	ARTEX Industrial Investment Co.	16,986	55,671
	Astra Industrial Group Co.	7,824	252,858
	Bank AlBilad	131,708	863,725
	Bank Al-Jazira	178,683	579,213
	Banque Saudi Fransi	123,203	649,727
*	Basic Chemical Industries Ltd.	3,936	23,709
*	Bawan Co.	11,418	103,782
	BinDawood Holding Co.	88,396	109,105
	Bupa Arabia for Cooperative Insurance Co.	12,408	519,828
	Catrion Catering Holding Co.	9,497	176,594
*	Chubb Arabia Cooperative Insurance Co.	3,840	16,947
	City Cement Co.	21,704	58,399
	Co. for Cooperative Insurance	15,738	514,178
	Dallah Healthcare Co.	2,932	82,302
*	Dar Al Arkan Real Estate Development Co.	187,611	920,064
	Dr. Sulaiman Al Habib Medical Services Group Co.	6,922	433,379
	East Pipes Integrated Co. for Industry	5,591	274,015
	Eastern Province Cement Co.	13,813	93,662
	Electrical Industries Co.	221,800	835,731
	Elm Co.	391	70,911
*	Emaar Economic City	47,024	118,302
	Etihad Etisalat Co.	148,391	2,458,905
	Etihad GO Telecom Co.	7,595	168,494
	First Milling Co.	7,084	96,548
	Fitaihi Holding Group	53,140	33,587
	Fourth Milling Co.	45,222	47,452
	Gulf Insurance Group	5,785	49,097
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Gulf Union Cooperative Insurance Co.	7,773	$28,068
*	Halwani Brothers Co.	4,455	36,990
*	Herfy Food Services Co.	6,369	23,258
	Jarir Marketing Co.	94,840	421,051
	Leejam Sports Co. JSC	7,509	159,699
*	Lumi Rental Co.	8,049	60,301
	Maharah Human Resources Co.	76,019	106,557
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	14,391	55,965
	Middle East Healthcare Co.	8,457	67,337
*	Middle East Paper Co.	16,242	68,774
	Middle East Specialized Cables Co.	5,082	41,789
*	Mobile Telecommunications Co. Saudi Arabia	132,882	366,671
	Mouwasat Medical Services Co.	28,159	467,531
	Nahdi Medical Co.	6,556	166,281
*	Najran Cement Co.	24,708	36,077
*	Nama Chemicals Co.	1,455	7,260
*	National Agriculture Development Co.	47,347	177,370
	National Co. for Glass Industries	7,092	68,570
	National Co. for Learning & Education	1,607	54,225
	National Gas & Industrialization Co.	5,276	89,794
*	National Industrialization Co., Class C	98,790	223,537
	National Medical Care Co.	3,319	100,156
	Nayifat Finance Co.	7,520	18,701
	Northern Region Cement Co.	25,393	43,283
	Power & Water Utility Co. for Jubail & Yanbu	13,021	130,746
	Qassim Cement Co.	10,648	122,473
*	Rabigh Refining & Petrochemical Co.	68,556	272,171
*	Red Sea International Co.	4,397	27,209

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Retal Urban Development Co.	22,605	$61,430
	Riyad Bank	201,414	1,092,442
	Riyadh Cables Group Co.	3,109	82,744
	Riyadh Cement Co.	7,167	39,896
	SABIC Agri-Nutrients Co.	24,772	813,204
	Sahara International Petrochemical Co.	103,655	351,910
*	Saudi Arabian Amiantit Co.	6,391	20,537
*	Saudi Arabian Mining Co.	37,616	568,140
Ω	Saudi Arabian Oil Co.	250,560	1,767,758
	Saudi Aramco Base Oil Co.	4,630	156,249
*	Saudi Automotive Services Co.	15,018	153,969
	Saudi Awwal Bank	101,181	914,224
	Saudi Basic Industries Corp.	29,065	384,887
	Saudi Cement Co.	22,010	166,820
	Saudi Ceramic Co.	14,470	92,693
	Saudi Chemical Co. Holding	92,139	198,843
	Saudi Co. For Hardware CJSC	6,798	39,862
	Saudi Energy Co.	54,073	244,664
	Saudi Industrial Investment Group	89,070	283,819
	Saudi Investment Bank	142,290	526,992
*	Saudi Kayan Petrochemical Co.	206,055	274,736
	Saudi Manpower Solutions Co.	32,354	53,808
*	Saudi Marketing Co.	6,069	20,103
	Saudi National Bank	204,061	2,135,378
	Saudi Paper Manufacturing Co.	2,246	41,397
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,853	73,937
*	Saudi Public Transport Co.	20,899	61,167
*	Saudi Real Estate Co.	22,810	96,861
*	Saudi Reinsurance Co.	23,969	152,938
*	Saudi Research & Media Group	2,673	42,269
	Saudi Steel Pipe Co.	2,800	35,144
	Saudi Tadawul Group Holding Co.	1,080	34,182
	Saudi Telecom Co.	111,629	1,283,400
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudia Dairy & Foodstuff Co.	5,514	$298,824
	Savola Group	53,164	369,186
	Scientific & Medical Equipment House Co.	2,225	16,198
*	Seera Group Holding	71,283	385,884
*	Shams	10,219	41,080
	SHL Finance Co.	7,962	30,613
*	Sinad Holding Co.	25,623	55,067
	Southern Province Cement Co.	16,673	82,582
	Sustained Infrastructure Holding Co.	18,132	173,094
	Tabuk Cement Co.	15,729	31,082
	Tamkeen Human Resources Co.	3,147	40,428
	Tanmiah Food Co.	2,597	37,324
	Theeb Rent A Car Co.	11,192	66,046
*	Umm Al-Qura Cement Co.	10,503	37,393
	United Electronics Co.	14,254	251,505
	United International Transportation Co.	24,986	184,753
*	Walaa Cooperative Insurance Co.	17,904	45,451
*	Wataniya Insurance Co.	3,210	9,597
	Yamama Cement Co.	27,549	166,123
	Yanbu Cement Co.	17,524	69,739
	Yanbu National Petrochemical Co.	16,877	138,105
TOTAL SAUDI ARABIA			37,573,216
SINGAPORE — (0.9%)
	AEM Holdings Ltd.	88,476	569,162
	ASL Marine Holdings Ltd.	46,300	11,556
	Aztech Global Ltd.	83,500	43,557
	Banyan Tree Holdings Ltd.	83,400	35,764
	Boustead Singapore Ltd.	176,649	272,742
	BRC Asia Ltd.	18,700	62,084
	Bukit Sembawang Estates Ltd.	32,400	124,427
	Capitaland India Trust	178,798	147,723
	CapitaLand Investment Ltd.	372,000	770,913
	Centurion Accommodation REIT	6,340	5,581
	Centurion Corp. Ltd.	63,400	77,103

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	China Aviation Oil Singapore Corp. Ltd.	87,000	$117,950
	China Sunsine Chemical Holdings Ltd.	122,400	64,399
	City Developments Ltd.	116,700	713,729
	ComfortDelGro Corp. Ltd.	329,500	344,413
	COSCO Shipping International Singapore Co. Ltd.	706,700	65,508
#	CSE Global Ltd.	162,572	151,919
	DBS Group Holdings Ltd.	154,414	8,909,178
	Delfi Ltd.	133,200	90,921
	DFI Retail Group Holdings Ltd.	61,200	241,969
#*††	Ezion Holdings Ltd.	794,350	0
#*††	Ezra Holdings Ltd.	510,429	0
	Far East Orchard Ltd.	66,719	55,070
	First Resources Ltd.	176,500	466,371
	Food Empire Holdings Ltd.	97,200	184,231
	Fraser & Neave Ltd.	18,600	21,039
	Frasers Property Ltd.	112,900	91,509
	Frencken Group Ltd.	123,300	237,556
*	Gallant Venture Ltd.	211,200	10,210
#	Genting Singapore Ltd.	1,548,600	766,480
#	Geo Energy Resources Ltd.	295,000	113,796
	Golden Agri-Resources Ltd.	2,080,300	462,182
	GuocoLand Ltd.	82,500	146,617
	Haw Par Corp. Ltd.	41,100	515,665
	Ho Bee Land Ltd.	67,800	108,256
	Hong Fok Corp. Ltd.	103,900	71,227
#	Hong Leong Asia Ltd.	103,800	232,218
	Hong Leong Finance Ltd.	78,000	151,963
	Hongkong Land Holdings Ltd.	165,600	1,342,807
	Hotel Grand Central Ltd.	9,200	5,124
	Hour Glass Ltd.	74,200	159,407
	HRnetgroup Ltd.	32,200	18,567
	Hutchison Port Holdings Trust	1,326,400	256,157
*††	Hyflux Ltd.	178,500	0
#	iFAST Corp. Ltd.	32,100	227,466
	Indofood Agri Resources Ltd.	169,600	46,980
	ISDN Holdings Ltd.	74,104	37,293
		Shares	Value»
SINGAPORE — (Continued)
#	Jardine Cycle & Carriage Ltd.	23,933	$548,469
	Keppel Infrastructure Trust	941,673	399,912
	Keppel Ltd.	190,800	1,704,027
	LHN Ltd.	39,800	17,221
#	Marco Polo Marine Ltd.	1,450,800	150,356
	Mermaid Maritime PCL	106,800	8,590
	Metro Holdings Ltd.	175,700	63,093
	Micro-Mechanics Holdings Ltd.	3,800	7,940
*††	Midas Holdings Ltd.	408,200	0
	Nanofilm Technologies International Ltd.	62,800	51,969
	Netlink NBN Trust	600,100	472,201
	OKP Holdings Ltd.	32,075	19,146
	Olam Group Ltd.	262,245	286,216
	OUE Ltd.	86,100	67,189
	Oversea-Chinese Banking Corp. Ltd.	182,911	4,154,498
	Pacific Century Regional Developments Ltd.	64,700	25,212
	Pan-United Corp. Ltd.	70,025	87,834
	Propnex Ltd.	58,500	84,352
	Q&M Dental Group Singapore Ltd.	52,200	22,600
	QAF Ltd.	86,800	66,296
	Raffles Education Ltd.	189,307	16,820
	Raffles Medical Group Ltd.	164,310	112,788
	Riverstone Holdings Ltd.	161,000	105,475
	Samudera Shipping Line Ltd.	116,300	85,264
	SATS Ltd.	328,929	1,212,732
	SBS Transit Ltd.	17,400	48,722
	Seatrium Ltd.	565,156	946,802
#	Sembcorp Industries Ltd.	252,596	1,086,437
	Sheng Siong Group Ltd.	252,400	656,895
	SIA Engineering Co. Ltd.	26,200	63,352
	Sing Holdings Ltd.	67,025	22,733
	Singapore Airlines Ltd.	350,750	2,104,079
	Singapore Exchange Ltd.	115,100	2,194,288
#	Singapore Land Group Ltd.	47,800	123,026
	Singapore Post Ltd.	448,400	118,863
	Singapore Technologies Engineering Ltd.	190,300	1,495,337

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Telecommunications Ltd.	396,400	$1,371,503
	Stamford Land Corp. Ltd.	115,570	43,274
#	StarHub Ltd.	159,500	136,699
	Straits Trading Co. Ltd.	57,015	71,027
*††	Swiber Holdings Ltd.	29,250	0
	Tai Sin Electric Ltd.	50,690	20,729
*	Thomson Medical Group Ltd.	518,900	21,428
	Tuan Sing Holdings Ltd.	192,055	45,654
	UMS Integration Ltd.	150,625	267,455
	United Overseas Bank Ltd.	140,716	4,758,885
	UOB-Kay Hian Holdings Ltd.	124,289	397,771
	UOL Group Ltd.	138,700	1,070,254
	Valuetronics Holdings Ltd.	150,680	125,750
	Venture Corp. Ltd.	79,600	991,799
	Vicom Ltd.	51,600	72,884
	Wee Hur Holdings Ltd.	131,600	69,761
	Wilmar International Ltd.	171,200	523,547
	Wing Tai Holdings Ltd.	90,100	110,150
	Yangzijiang Shipbuilding Holdings Ltd.	876,500	2,675,528
TOTAL SINGAPORE			49,953,621
SOUTH AFRICA — (1.1%)
	Absa Group Ltd.	98,437	1,356,744
	Advtech Ltd.	210,953	608,104
	AECI Ltd.	32,353	244,582
	African Rainbow Minerals Ltd.	36,211	370,535
	Afrimat Ltd.	25,483	42,518
	Alexander Forbes Group Holdings Ltd.	103,166	45,448
	Altron Ltd., Class A	86,649	150,536
	Anglogold Ashanti PLC (AU US)	39,853	3,161,140
	Aspen Pharmacare Holdings Ltd.	104,622	944,609
	Astral Foods Ltd.	10,793	138,831
	AVI Ltd.	76,465	417,076
	Bid Corp. Ltd.	86,494	2,372,673
	Bidvest Group Ltd.	82,477	1,237,498
#	Blu Label Unlimited Group Ltd.	89,420	47,141
*	Brait PLC	778,696	107,881
		Shares	Value»
SOUTH AFRICA — (Continued)
	Capitec Bank Holdings Ltd.	4,573	$1,305,751
	Cashbuild Ltd.	4,820	34,938
	Caxton & CTP Publishers & Printers Ltd.	20,130	14,618
	City Lodge Hotels Ltd.	132,868	34,841
	Clicks Group Ltd.	58,060	777,016
	Coronation Fund Managers Ltd.	42,092	108,149
#	DataTec Ltd.	96,233	493,927
#Ω	Dis-Chem Pharmacies Ltd.	175,173	318,503
	Discovery Ltd.	50,002	795,226
	DRDGOLD Ltd. (DRD SJ)	58,676	119,973
	DRDGOLD Ltd. (DRD US), Sponsored ADR	4,779	97,587
	Exxaro Resources Ltd.	75,089	927,496
	Famous Brands Ltd.	21,200	68,242
	FirstRand Ltd.	199,117	1,190,833
	Fortress Real Estate Investments Ltd., Class B	123,012	188,842
	Foschini Group Ltd.	80,413	276,707
	Gold Fields Ltd. (GFI US), Sponsored ADR	64,735	2,098,709
	Grindrod Ltd.	223,994	362,291
	Harmony Gold Mining Co. Ltd. (HAR SJ)	148,794	2,347,691
	Hudaco Industries Ltd.	11,881	138,531
	Impala Platinum Holdings Ltd.	167,907	1,831,224
	Investec Ltd.	39,408	340,903
*	iOCO Ltd.	168,536	39,229
	Italtile Ltd.	141,325	78,712
	JSE Ltd.	15,322	139,669
*	KAP Ltd.	633,066	102,796
	Kumba Iron Ore Ltd.	20,744	329,257
	Lewis Group Ltd.	16,228	87,390
	Life Healthcare Group Holdings Ltd.	404,720	277,269
	Merafe Resources Ltd.	516,286	41,680
*	Metair Investments Ltd.	63,223	18,999
	Momentum Group Ltd.	569,808	1,418,724
	Motus Holdings Ltd.	71,205	453,424
	Mpact Ltd.	38,245	41,272
	Mr. Price Group Ltd.	69,052	711,081
	MTN Group Ltd.	378,278	4,689,538

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Nampak Ltd.	3,001	$80,084
	Naspers Ltd., Class N	22,655	1,190,353
	Nedbank Group Ltd.	81,652	1,381,191
	NEPI Rockcastle NV	79,219	729,202
	Netcare Ltd.	507,536	581,398
	Ninety One Ltd.	77,978	214,278
	Northam Platinum Holdings Ltd.	62,571	895,949
#*	Nutun Ltd.	346,149	17,597
	Oceana Group Ltd.	30,936	136,622
	Old Mutual Ltd. (OMU LN)	826,005	677,582
	Old Mutual Ltd. (OMU SJ)	703,734	569,256
	Omnia Holdings Ltd.	56,578	360,388
	OUTsurance Group Ltd.	164,462	823,188
Ω	Pepkor Holdings Ltd.	873,555	1,124,353
*	Pick n Pay Stores Ltd.	228,434	263,178
	PPC Ltd.	308,747	139,349
	Premier Group Ltd.	16,888	182,187
	PSG Financial Services Ltd.	286,793	584,898
	Raubex Group Ltd.	64,999	170,877
	Reunert Ltd.	43,604	154,482
	Sanlam Ltd.	195,727	1,042,044
	Santam Ltd.	12,645	309,301
*	Sappi Ltd.	101,013	72,769
*	Sasol Ltd. (SOL SJ)	157,401	1,865,266
	Shoprite Holdings Ltd.	45,928	798,824
	Sibanye Stillwater Ltd. (SBSW US), ADR	17,949	158,673
	Sibanye Stillwater Ltd. (SSW SJ)	935,357	2,021,506
	Southern Sun Ltd.	209,364	129,196
#*	SPAR Group Ltd.	36,301	107,511
	Spur Corp. Ltd.	22,560	57,178
	Stadio Holdings Ltd.	56,617	43,982
	Standard Bank Group Ltd.	130,345	2,595,432
	Sun International Ltd.	76,560	246,085
*	Super Group Ltd.	83,541	96,101
	Telkom SA SOC Ltd.	79,921	263,941
#	Thungela Resources Ltd. (TGA LN)	4,110	24,967
#	Thungela Resources Ltd. (TGA SJ)	31,832	195,591
	Tiger Brands Ltd.	19,848	332,488
	Truworths International Ltd.	84,858	273,293
	Tsogo Sun Ltd.	201,510	88,885
#	Valterra Platinum Ltd.	20,029	1,511,724
	Vodacom Group Ltd.	51,605	499,304
#	We Buy Cars Holdings Ltd.	23,946	47,905
		Shares	Value»
SOUTH AFRICA — (Continued)
	Wilson Bayly Holmes-Ovcon Ltd.	20,879	$199,568
	Woolworths Holdings Ltd.	155,044	441,005
	Zeda Ltd.	72,206	69,235
TOTAL SOUTH AFRICA			57,314,540
SOUTH KOREA — (5.5%)
	ABOV Semiconductor Co. Ltd.	2,876	12,974
*	ADTechnology Co. Ltd.	1,392	25,148
	Advanced Nano Products Co. Ltd.	1,086	29,806
	Advanced Process Systems Corp.	2,063	25,733
	Aekyung Chemical Co. Ltd.	5,635	32,341
	Aekyung Industrial Co. Ltd.	3,212	25,397
*	AeroSpace Technology of Korea, Inc.	65,521	19,572
	Ahnlab, Inc.	1,142	42,064
*	Air Busan Co. Ltd.	27,505	28,729
	Alteogen, Inc.	1,363	292,025
*	ALUKO Co. Ltd.	22,513	25,180
*	Amo Greentech Co. Ltd.	3,984	14,246
#	Amorepacific Corp.	5,551	500,561
	Amorepacific Holdings Corp.	7,487	132,948
*	Amotech Co. Ltd.	2,870	27,503
*	Ananti, Inc.	18,188	45,294
	Anapass, Inc.	3,943	34,141
*	Anterogen Co. Ltd.	1,096	12,634
	Aplus Asset Advisor Co. Ltd.	5,395	45,843
*	ARIBIO Holdings, Inc.	6,199	18,253
	Asia Cement Co. Ltd.	5,003	31,170
	ASIA Holdings Co. Ltd.	309	41,680
	Asia Paper Manufacturing Co. Ltd.	10,825	55,090
	Avaco Co. Ltd.	1,894	13,556
	Baiksan Co. Ltd.	3,840	26,606
	BGF Co. Ltd.	10,500	29,362
#	BGF retail Co. Ltd.	2,349	203,593
	BH Co. Ltd.	6,408	66,407
*	BHI Co. Ltd.	6,889	192,158
*	Binex Co. Ltd.	3,354	15,003
	Binggrae Co. Ltd.	1,492	70,522
	Bio Plus Co. Ltd.	8,987	21,966
*	Bioneer Corp.	4,308	18,888
	BioNote, Inc.	13,217	42,327
	BNC Korea, Inc.	17,478	28,940

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	BNK Financial Group, Inc.	51,937	$544,340
	Boditech Med, Inc.	4,479	36,084
	Bookook Securities Co. Ltd.	464	16,642
*	Bosung Power Technology Co. Ltd.	7,124	28,134
	Bukwang Pharmaceutical Co. Ltd.	20,399	56,486
*	Bumhan Fuel Cell Co. Ltd.	484	4,808
*	Cafe24 Corp.	5,414	63,719
	Cape Industries Ltd.	3,880	21,468
	Caregen Co. Ltd.	3,620	139,220
	Celltrion Pharm, Inc.	2,156	60,361
	Celltrion, Inc.	2,010	259,033
*	Chabiotech Co. Ltd.	6,343	36,997
	Cheil Worldwide, Inc.	27,113	358,121
#	Chemtronics Co. Ltd.	4,706	62,558
#	Cheryong Electric Co. Ltd.	4,213	120,383
	Chips&Media, Inc.	2,169	14,737
#	Chong Kun Dang Pharmaceutical Corp.	2,553	119,138
	Chongkundang Holdings Corp.	933	24,906
*	Chunbo Co. Ltd.	1,896	41,325
*	CJ CGV Co. Ltd.	35,378	133,180
	CJ CheilJedang Corp.	2,126	282,668
	CJ Corp.	3,568	320,028
*	CJ ENM Co. Ltd.	4,737	103,655
	CJ Freshway Corp.	2,721	42,579
#	CJ Logistics Corp.	2,576	133,041
	Classys, Inc.	8,274	236,957
*	CMG Pharmaceutical Co. Ltd.	27,069	13,808
	Coocon Corp.	1,967	22,716
	Cosmax, Inc.	3,529	453,188
	Cosmecca Korea Co. Ltd.	2,026	111,304
*	CosmoAM&T Co. Ltd.	3,752	83,819
*	Cosmochemical Co. Ltd.	2,451	14,992
	Coway Co. Ltd.	13,462	852,870
	Cowintech Co. Ltd.	2,645	16,228
	CR Holdings Co. Ltd.	5,941	19,193
#	CS Wind Corp.	7,309	190,264
	Cuckoo Holdings Co. Ltd.	2,711	49,701
	Cuckoo Homesys Co. Ltd.	2,145	32,212
*	DA Technology Co. Ltd.	1,421	498
		Shares	Value»
SOUTH KOREA — (Continued)
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	$10,231
	Dae Won Kang Up Co. Ltd.	4,727	11,811
*	Daea TI Co. Ltd.	7,559	12,489
	Daedong Corp.	5,933	26,211
*	Daedong Gear Co. Ltd.	841	0
	Daedong Gear Co. Ltd. 008830 KS	1,311	8,176
	Daeduck Co. Ltd.	8,124	76,924
#	Daeduck Electronics Co. Ltd.	9,245	605,549
	Daehan Steel Co. Ltd.	8,190	45,720
#*	Dae-Il Corp.	10,407	30,666
	Daejoo Electronic Materials Co. Ltd.	1,263	61,888
	Daesang Corp.	5,887	72,683
	Daesang Holdings Co. Ltd.	5,349	27,925
	Daesung Industrial Co. Ltd.	5,490	15,508
#*	Daewon Cable Co. Ltd.	18,604	164,979
	Daewon Pharmaceutical Co. Ltd.	4,121	21,541
	Daewon San Up Co. Ltd.	1,843	14,487
#*	Daewoo Engineering & Construction Co. Ltd.	62,152	533,297
	Daewoong Co. Ltd.	7,404	84,081
	Daewoong Pharmaceutical Co. Ltd.	1,941	154,044
	Daihan Pharmaceutical Co. Ltd.	2,113	39,145
#	Daishin Securities Co. Ltd.	13,391	238,808
#*	Danal Co. Ltd.	12,960	40,625
	Daol Investment & Securities Co. Ltd.	15,202	36,092
	Daou Data Corp.	3,696	47,834
	Daou Technology, Inc.	8,443	215,148
	Dasan Networks, Inc.	978	1,488
*††	Dawonsys Co. Ltd.	11,170	14,870
#	DB HiTek Co. Ltd.	12,273	696,911
	DB Insurance Co. Ltd.	17,100	1,851,752
	DB Securities Co. Ltd.	14,665	90,504
*	DB, Inc.	21,698	21,422

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dear U Co. Ltd.	1,482	$20,417
	Dentium Co. Ltd.	1,400	37,455
	Device Co. Ltd.	1,420	11,128
	DI Dong Il Corp.	4,713	77,257
	Digital Daesung Co. Ltd.	6,676	36,083
*	DIO Corp.	2,709	23,053
	DIT Corp.	1,046	10,727
*††	DKME	21,010	23,728
	DL E&C Co. Ltd.	9,667	386,619
*	DL Holdings Co. Ltd.	2,849	84,984
*	DMOA Co. Ltd.	728	1,234
††	DMS Co. Ltd.	5,594	31,850
#	DN Automotive Corp.	7,066	196,354
	DNF Co. Ltd.	1,712	14,643
	Dohwa Engineering Co. Ltd.	3,950	13,467
	Dong-A Socio Holdings Co. Ltd.	630	38,728
	Dong-A ST Co. Ltd.	1,346	32,573
	Dong-Ah Geological Engineering Co. Ltd.	1,178	14,260
	Dongjin Semichem Co. Ltd.	13,873	370,133
	Dongkoo Bio & Pharma Co. Ltd.	2,688	7,211
	DongKook Pharmaceutical Co. Ltd.	6,141	74,910
	Dongkuk Industries Co. Ltd.	8,871	14,280
	Dongkuk Steel Mill Co. Ltd.	11,447	71,473
#	Dongsuh Cos., Inc.	9,552	169,721
	Dongsung Chemical Co. Ltd.	11,151	27,806
	Dongsung Finetec Co. Ltd.	8,015	87,769
*	Dongwha Enterprise Co. Ltd.	5,938	23,039
	Dongwha Pharm Co. Ltd.	7,024	23,030
	Dongwon Development Co. Ltd.	15,011	21,957
	Dongwon Industries Co. Ltd.	3,444	84,896
#	Dongwoon Anatech Co. Ltd.	5,517	101,235
	Doosan Bobcat, Inc.	17,671	727,455
	Doosan Co. Ltd.	616	486,385
*	Doosan Enerbility Co. Ltd.	6,197	284,001
*	Doosan Fuel Cell Co. Ltd.	3,564	60,745
	Doosan Tesna, Inc.	4,201	183,200
		Shares	Value»
SOUTH KOREA — (Continued)
	DoubleUGames Co. Ltd.	3,428	$143,501
*	Dream Security Co. Ltd.	14,204	16,726
	Dreamtech Co. Ltd.	5,485	15,938
*	DRTECH Corp.	14,049	7,474
	DS Dansuk Co. Ltd.	3,721	28,959
	DSC Investment, Inc.	754	3,858
*	DSK Co. Ltd.	3,673	10,509
*	Duk San Neolux Co. Ltd.	2,940	60,996
*	Duksan Techopia Co. Ltd.	2,125	14,035
	Easy Bio, Inc.	7,383	31,644
	Easy Holdings Co. Ltd.	13,163	37,996
*	Eco&Dream Co. Ltd.	3,186	14,019
	Ecopro BM Co. Ltd.	1,140	81,432
#	Ecopro Co. Ltd.	4,739	259,428
	Ecopro HN Co. Ltd.	2,833	46,716
	Elentec Co. Ltd.	1,663	7,753
	E-MART, Inc.	5,062	278,618
*	EMRO, Inc.	1,072	10,591
*	EM-Tech Co. Ltd.	2,013	5,175
#*	Enchem Co. Ltd.	1,537	18,845
	ENF Technology Co. Ltd.	3,528	100,479
*††	Enzychem Lifesciences Corp.	27,986	14,585
	Eo Technics Co. Ltd.	453	91,854
*	Eubiologics Co. Ltd.	14,070	78,069
	Eugene Investment & Securities Co. Ltd.	29,071	83,242
	Eugene Technology Co. Ltd.	2,636	198,865
	Exicon Co. Ltd.	1,331	11,797
	F&F Co. Ltd.	5,555	311,858
*	Fine M-Tec Co. Ltd.	1,751	8,512
*	Fine Semitech Corp.	1,762	22,251
*	Foosung Co. Ltd.	7,102	43,671
	Gabia, Inc.	3,435	112,543
*	GAEASOFT	2,176	11,964
	Galaxia Moneytree Co. Ltd.	2,524	8,238
	GAMSUNG Corp. Co. Ltd.	23,154	66,426
#	Gaon Cable Co. Ltd.	1,488	133,252
	GC Biopharma Corp.	1,607	129,698
*	GC Cell Corp.	2,484	23,080
	GC Corp.	5,008	32,623
*	Genexine, Inc.	9,960	17,183
*	Genic Co. Ltd.	1,554	26,740
*	Genomictree, Inc.	5,529	43,650
	Geumhwa PSC Co. Ltd.	1,120	25,047
	Global Standard Technology Co. Ltd.	4,658	133,539

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Global Tax Free Co. Ltd.	14,200	$46,949
	GnBS eco Co. Ltd.	6,666	19,466
#	GnCenergy Co. Ltd.	3,283	82,476
	GOLFZON Co. Ltd.	972	26,650
	Gradiant Corp.	2,981	19,257
	Grand Korea Leisure Co. Ltd.	10,794	70,522
	GS Engineering & Construction Corp.	16,922	268,990
	GS Global Corp.	12,493	21,841
	GS Holdings Corp. (078930 KS)	14,942	924,445
	GS P&L Co. Ltd.	2,829	69,136
#	GS Retail Co. Ltd.	10,829	185,577
	Gwangju Shinsegae Co. Ltd.	772	20,359
	HAESUNG DS Co. Ltd.	3,712	121,234
	Han Kuk Carbon Co. Ltd.	8,735	130,300
	Hana Financial Group, Inc.	59,584	5,150,382
	Hana Materials, Inc.	1,578	56,118
	Hana Micron, Inc.	18,720	376,221
	Hana Tour Service, Inc.	3,000	63,502
*	Hanall Biopharma Co. Ltd.	2,003	59,625
	Hancom, Inc.	5,010	59,394
	Handok, Inc.	3,747	23,514
	Handsome Co. Ltd.	2,796	38,302
	Hanil Cement Co. Ltd.	6,019	58,502
	Hanil Holdings Co. Ltd.	2,428	30,307
	Hanjin Kal Corp.	2,796	213,652
	Hanjin Logistics Corp.	2,767	28,912
	Hankook Shell Oil Co. Ltd.	197	69,161
#	Hankook Tire & Technology Co. Ltd.	22,292	1,038,484
	Hanla IMS Co. Ltd.	776	9,294
	Hanmi Pharm Co. Ltd.	1,163	267,984
	Hanmi Science Co. Ltd.	3,354	83,234
	Hanmi Semiconductor Co. Ltd.	7,894	1,141,151
	HanmiGlobal Co. Ltd.	2,624	28,662
	Hannong Chemicals, Inc.	1,763	13,766
*	Hanon Systems	62,697	142,019
	Hansae Co. Ltd.	3,866	24,620
	Hanshin Construction Co. Ltd.	1,388	9,210
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hansol Chemical Co. Ltd.	2,668	$379,363
*	Hansol IONES Co. Ltd.	3,514	20,463
	Hansol Technics Co. Ltd.	9,046	43,237
*	Hanssem Co. Ltd.	1,440	39,070
	Hanwha Aerospace Co. Ltd.	3,213	2,062,706
	Hanwha Corp.	9,985	586,900
*	Hanwha Engine	8,275	222,061
*	Hanwha Galleria Corp.	40,145	51,741
*	Hanwha General Insurance Co. Ltd.	17,553	68,988
*	Hanwha Investment & Securities Co. Ltd.	53,198	151,078
*	Hanwha Life Insurance Co. Ltd.	51,653	156,200
*	Hanwha Solutions Corp.	25,653	451,533
#	Hanwha Systems Co. Ltd.	9,527	417,246
*	Hanwha Vision Co. Ltd.	10,440	296,570
*	Hanyang Digitech Co. Ltd.	2,395	29,202
*	Hanyang Eng Co. Ltd.	4,895	100,735
	Hanyang Securities Co. Ltd.	4,400	59,798
	Harim Co. Ltd.	15,284	28,379
	Harim Holdings Co. Ltd.	13,410	88,982
	HB SOLUTION Co. Ltd.	17,287	19,157
	HB Technology Co. Ltd.	6,694	8,345
#	HD Construction Equipment Co. Ltd.	7,099	605,620
	HD Hyundai Co. Ltd.	12,423	1,705,858
	HD Hyundai Electric Co. Ltd.	3,703	1,712,375
#*	HD Hyundai Energy Solutions Co. Ltd.	1,474	114,498
#	HD Hyundai Heavy Industries Co. Ltd.	838	280,579
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,616	1,225,824
	HDC Holdings Co. Ltd.	10,850	150,129
*	HD-Hyundai Marine Engine	1,500	50,915
*	Helixmith Co. Ltd.	9,323	20,206

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Heung-A Shipping Co. Ltd.	14,992	$17,972
*	HFR, Inc.	3,216	31,985
	Hite Jinro Co. Ltd.	8,577	92,056
*	HJ Shipbuilding & Construction Co. Ltd.	12,716	138,601
	HK inno N Corp.	4,042	101,372
	HL Holdings Corp.	1,499	39,157
#	HL Mando Co. Ltd.	11,442	351,564
*	HLB Biostep Co. Ltd.	4,849	5,695
#*	HLB Co. Ltd.	3,435	73,079
*	HLB Innovation Co. Ltd.	1,859	10,662
*	Hlb Pharma Ceutical Co. Ltd.	6,654	37,431
*	HLB Therapeutics Co. Ltd.	21,369	24,637
#	HMM Co. Ltd.	38,324	558,425
*	HMNEX Co. Ltd.	11,076	19,276
*	Hotel Shilla Co. Ltd.	9,135	275,890
	HPSP Co. Ltd.	12,588	296,610
#	HS Hyosung Advanced Materials Corp.	987	110,174
*	Hugel, Inc.	1,481	238,850
	Humedix Co. Ltd.	2,688	45,034
	Huons Co. Ltd.	2,307	39,314
	Huons Global Co. Ltd.	1,686	26,521
#	Hwa Shin Co. Ltd.	5,887	29,038
#	HYBE Co. Ltd.	4,644	543,632
	Hy-Lok Corp.	1,292	28,373
	Hyosung Corp.	2,100	208,840
	Hyosung Heavy Industries Corp.	1,109	1,802,371
	Hyosung TNC Corp.	752	160,124
#	Hyundai Autoever Corp.	1,521	380,538
	Hyundai BNG Steel Co. Ltd.	4,399	33,508
	HYUNDAI Corp.	2,525	44,805
#	Hyundai Department Store Co. Ltd.	3,975	324,705
	Hyundai Elevator Co. Ltd.	5,569	260,625
#	Hyundai Engineering & Construction Co. Ltd.	18,285	1,184,768
	Hyundai Futurenet Co. Ltd.	15,058	31,057
	Hyundai GF Holdings	22,058	178,728
	Hyundai Glovis Co. Ltd.	9,552	1,310,013
	Hyundai Green Food	5,193	65,510
#*	Hyundai Marine & Fire Insurance Co. Ltd.	16,254	432,351
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Mobis Co. Ltd.	6,041	$1,953,695
#	Hyundai Motor Co.	15,342	4,064,969
#	Hyundai Motor Securities Co. Ltd.	12,346	64,159
#	Hyundai Movex Co. Ltd.	9,643	139,898
	Hyundai Rotem Co. Ltd.	18,903	1,756,652
	Hyundai Steel Co.	24,539	445,640
	Hyundai Wia Corp.	4,249	170,514
	HyVision System, Inc.	3,825	26,083
	i3system, Inc.	1,777	73,132
	iFamilySC Co. Ltd.	389	2,050
	Il Dong Pharmaceutical Co. Ltd.	3,559	33,992
	Iljin Electric Co. Ltd.	7,440	264,409
	Iljin Holdings Co. Ltd.	7,375	29,039
*	Iljin Hysolus Co. Ltd.	2,693	18,711
	Iljin Power Co. Ltd.	3,680	27,266
	Ilshin Spinning Co. Ltd.	2,862	20,829
††	Ilyang Pharmaceutical Co. Ltd.	3,819	22,283
	iM Financial Group Co. Ltd.	55,226	647,532
	iMarketKorea, Inc.	6,839	34,609
	InBody Co. Ltd.	2,385	76,316
	Incar Financial Service Co. Ltd.	10,501	72,662
	Industrial Bank of Korea	56,846	814,999
	Infinitt Healthcare Co. Ltd.	4,601	25,634
	Inhwa Precision Co. Ltd.	4,115	18,677
	Innocean Worldwide, Inc.	5,264	70,021
	Innox Advanced Materials Co. Ltd.	4,153	55,958
	Intellian Technologies, Inc.	631	25,133
*	Interflex Co. Ltd.	4,142	18,881
	INTOPS Co. Ltd.	4,016	47,523
*	iNtRON Biotechnology, Inc.	8,437	14,264
	INVENI Co. Ltd.	4,185	41,288
	IPARK Hyundai Development Co.	10,751	148,005
	IS Dongseo Co. Ltd.	2,382	29,829
	ISC Co. Ltd.	1,515	133,497
	i-SENS, Inc.	4,885	56,753
*	ISU Abxis Co. Ltd.	5,693	12,443
*	ISU Chemical Co. Ltd.	4,469	38,459
#	IsuPetasys Co. Ltd.	14,553	730,688

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Jahwa Electronics Co. Ltd.	4,209	$63,861
	JB Financial Group Co. Ltd.	42,858	781,656
*	Jeil Pharmaceutical Co. Ltd.	1,076	7,142
*	Jeju Air Co. Ltd.	7,186	20,770
*	Jeju Semiconductor Corp.	5,017	217,420
*	JETEMA Co. Ltd.	3,214	9,591
*	Jin Air Co. Ltd.	6,344	22,879
	Jinsung T.E.C.	4,387	40,120
*	Joongang Advanced Materials Co. Ltd.	12,809	8,182
	JS Corp.	2,745	23,310
	Jungdawn Co. Ltd.	1,866	2,821
#	Jusung Engineering Co. Ltd.	8,268	682,327
	JVM Co. Ltd.	1,746	28,891
	JW Holdings Corp.	15,506	40,662
	JW Life Science Corp.	3,481	27,146
	JW Pharmaceutical Corp.	3,048	49,663
#	JYP Entertainment Corp.	7,665	230,730
	K Car Co. Ltd.	5,825	30,029
	Kakao Corp.	56,150	1,447,040
*	Kakao Games Corp.	12,115	67,658
#	KakaoBank Corp.	35,894	550,542
*	Kakaopay Corp.	3,591	106,232
	Kangnam Jevisco Co. Ltd.	1,292	11,029
*	Kangstem Biotech Co. Ltd.	5,984	9,441
*	Kangwon Energy Co. Ltd.	1,099	5,634
	KAON Group Co. Ltd.	5,184	13,958
	KB Financial Group, Inc. (105560 KS)	41,224	4,824,724
	KC Co. Ltd.	2,407	46,691
#	KC Tech Co. Ltd.	2,444	115,294
	KCC Corp.	1,372	361,112
	KCC Glass Corp.	1,586	24,341
	KCTC	9,076	24,002
*	Kencoa Aerospace Co.	3,905	23,230
	KEPCO Engineering & Construction Co., Inc.	1,021	62,432
	KEPCO Plant Service & Engineering Co. Ltd.	8,644	269,668
	KG Chemical Corp.	11,258	32,132
	KG Dongbusteel	6,899	26,187
	KG Financial Co. Ltd.	5,414	14,748
*	KG Mobility Corp.	12,925	25,441
	Kginicis Co. Ltd.	4,308	29,115
		Shares	Value»
SOUTH KOREA — (Continued)
	KH Vatec Co. Ltd.	3,874	$25,961
	Kia Corp.	39,642	3,574,132
#	KINX, Inc.	903	81,716
	KISCO Holdings Co. Ltd.	3,626	68,033
	KISWIRE Ltd.	2,674	31,282
	KIWOOM Securities Co. Ltd.	4,501	898,740
*	KNJ Co. Ltd.	2,770	46,977
	Koh Young Technology, Inc.	5,169	96,270
	Kolmar Holdings Co. Ltd.	6,530	40,783
	Kolmar Korea Co. Ltd.	4,200	277,989
	Kolon Corp.	2,068	33,083
	Kolon Industries, Inc.	5,892	194,219
*	Kolon Life Science, Inc.	1,140	11,250
	KoMiCo Ltd.	4,164	158,884
	KONA I Co. Ltd.	3,462	95,392
#	Korea Aerospace Industries Ltd.	9,258	824,281
	Korea Airport Service Co. Ltd.	46	2,896
	Korea Alcohol Industrial Co. Ltd.	1,149	10,807
	Korea Asset In Trust Co. Ltd.	6,944	11,116
#	Korea Circuit Co. Ltd.	5,045	156,895
	Korea District Heating Corp.	321	15,029
	Korea Electric Power Corp. (015760 KS)	38,450	923,967
	Korea Electric Power Corp. (KEP US), Sponsored ADR	1,200	14,340
	Korea Electric Terminal Co. Ltd.	1,444	62,033
	Korea Fuel-Tech Corp.	5,317	20,172
	Korea Gas Corp.	4,683	112,930
	Korea Information & Communications Co. Ltd.	5,701	30,705
	Korea Investment Holdings Co. Ltd.	13,117	1,851,776
*	Korea Line Corp.	31,038	40,641
	Korea Petrochemical Ind Co. Ltd.	688	40,569
	Korea Ratings Corp.	531	37,550
	Korea Real Estate Investment & Trust Co. Ltd.	59,779	46,149
	Korea Zinc Co. Ltd.	384	261,835
	Korean Air Lines Co. Ltd.	56,171	995,121

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korean Reinsurance Co.	52,474	$504,169
	Koryo Credit Information Co. Ltd.	2,924	18,868
*	KPX Electrochem Co. Ltd.	446	2,777
	Krafton, Inc.	5,016	847,682
	KSS LINE Ltd.	6,720	46,987
	KT Corp. (030200 KS)	2,588	93,295
	KT Corp. (KT US), Sponsored ADR	2,500	45,225
	KT Skylife Co. Ltd.	6,122	17,247
	KT&G Corp.	16,650	2,071,899
*	Kuk-il Paper Manufacturing Co. Ltd.	853	2,176
	Kumho Petrochemical Co. Ltd.	5,349	425,133
#*	Kumho Tire Co., Inc.	49,543	247,383
	Kwang Dong Pharmaceutical Co. Ltd.	11,278	47,451
*	Kwangmu Co. Ltd.	4,972	4,726
	Kyeryong Construction Industrial Co. Ltd.	2,244	28,440
	Kyobo Securities Co. Ltd.	7,541	49,785
	Kyung Dong Navien Co. Ltd.	2,274	100,519
	Kyungbang Co. Ltd.	3,035	17,435
	Kyungdong Pharm Co. Ltd.	4,514	15,324
	Kyung-In Synthetic Corp.	9,161	18,101
	KZ Precision Corp.	3,883	31,466
	L&C Bio Co. Ltd.	1,798	64,696
	Lake Materials Co. Ltd.	10,907	81,632
*	LB Semicon, Inc.	17,234	38,202
	Lee Ku Industrial Co. Ltd.	4,760	12,879
	LEENO Industrial, Inc.	12,370	543,683
	LF Corp.	2,561	39,863
	LG Chem Ltd.	8,314	1,472,558
	LG Corp.	18,114	1,255,874
#*	LG Display Co. Ltd. (034220 KS)	114,579	720,863
#	LG Electronics, Inc.	35,722	3,959,489
*	LG Energy Solution Ltd.	654	147,954
#	LG H&H Co. Ltd.	2,914	582,231
	LG Innotek Co. Ltd.	4,871	1,682,385
	LG Uplus Corp.	26,913	275,953
	LIG Accuver Co. Ltd.	1,320	23,836
		Shares	Value»
SOUTH KOREA — (Continued)
#	LIG Defense&Aerospace Co. Ltd.	2,783	$1,359,832
*	LigaChem Biosciences, Inc.	458	27,628
*	LOT Vacuum Co. Ltd.	3,137	17,079
	Lotte Chemical Corp.	3,950	153,992
	Lotte Chilsung Beverage Co. Ltd.	1,209	85,040
	Lotte Corp.	6,901	108,012
*	Lotte Data Communication Co.	1,292	16,016
#*	Lotte Energy Materials Corp.	7,268	135,736
	LOTTE Fine Chemical Co. Ltd.	4,619	142,710
*	Lotte Non-Life Insurance Co. Ltd.	18,622	24,562
	Lotte Rental Co. Ltd.	3,453	94,771
	Lotte Shopping Co. Ltd.	2,327	187,973
*	Lotte Tour Development Co. Ltd.	11,095	89,148
	Lotte Wellfood Co. Ltd.	723	52,010
	LS Corp.	4,164	751,468
	LS Eco Energy Ltd.	3,532	97,843
	LS Electric Co. Ltd.	19,450	2,449,066
*	LVMC Holdings	27,400	23,852
*	LX Hausys Ltd.	2,198	47,291
	LX Holdings Corp.	10,220	55,024
	LX International Corp.	7,900	206,099
	LX Semicon Co. Ltd.	2,914	69,221
	Macquarie Korea Infrastructure Fund	77,059	545,373
	Macrogen, Inc.	1,886	14,874
	Maeil Dairies Co. Ltd.	1,216	28,900
*	Manyo Co. Ltd.	1,809	19,687
*	Maum Ai, Inc.	2,588	17,939
	Mcnex Co. Ltd.	4,549	55,888
	Mecaro Co. Ltd.	677	15,417
*	Medipost Co. Ltd.	5,303	30,560
*	MedPacto, Inc.	4,982	8,154
	Medytox, Inc.	1,269	63,591
*	Meerecompany, Inc.	1,073	6,852
	MegaStudy Co. Ltd.	3,852	34,886
*	MegaStudyEdu Co. Ltd.	2,801	79,918
*	Meritz Financial Group, Inc.	17,868	1,533,292
*	MiCo Ltd.	14,070	141,151
*	Mirae Asset Life Insurance Co. Ltd.	15,568	170,268
	Mirae Asset Securities Co. Ltd.	34,325	815,423
#*	Mirae Asset Venture Investment Co. Ltd.	2,104	18,301

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Misto Holdings Corp.	9,344	$293,196
	Miwon Commercial Co. Ltd.	803	68,764
	Miwon Specialty Chemical Co. Ltd.	364	31,076
	MK Electron Co. Ltd.	6,706	65,941
	MNTech Co. Ltd.	3,303	14,718
#	Mobase Electronics Co. Ltd.	19,794	30,465
*	Modetour Network, Inc.	3,555	20,876
*	Motrex Co. Ltd.	5,962	19,940
	mPlus Corp.	2,590	15,666
	Muhak Co. Ltd.	3,078	15,951
	Myoung Shin Industrial Co. Ltd.	5,914	26,641
#*	Naintech Co. Ltd.	11,444	14,216
	Namhae Chemical Corp.	6,477	24,921
*	Namsun Aluminum Co. Ltd.	32,959	22,778
	Namuga Co. Ltd.	3,667	33,415
	Namyang Dairy Products Co. Ltd.	994	30,264
*	NanoenTek, Inc.	6,676	16,070
	NAVER Corp.	12,791	1,831,168
	NC Corp.	1,632	265,342
	NeoPharm Co. Ltd.	1,691	22,493
	Neosem, Inc.	3,133	17,692
*	Neovue Co. Ltd.	1,355	13,981
*	Nepes Ark Corp.	2,443	39,180
*	NEPES Corp.	7,008	71,379
Ω	Netmarble Corp.	7,739	206,787
	New Power Plasma Co. Ltd.	9,524	65,755
	Newflex Technology Co. Ltd.	7,227	13,758
	Nexen Tire Corp.	3,351	14,432
*	Nexon Games Co. Ltd.	5,772	36,393
	NEXTIN, Inc.	894	17,612
#	NH Investment & Securities Co. Ltd., Class C	41,530	813,429
	NHN Corp.	3,117	80,063
	NHN KCP Corp.	5,618	47,479
	NICE Holdings Co. Ltd.	6,510	58,362
	Nice Information & Telecommunication, Inc.	1,983	39,154
	NICE Information Service Co. Ltd.	9,641	94,741
	Nong Shim Holdings Co. Ltd.	629	39,535
	NongShim Co. Ltd.	914	244,314
	NOVAREX Co. Ltd.	3,715	36,540
	NPC	3,679	7,052
		Shares	Value»
SOUTH KOREA — (Continued)
*	OCI Co. Ltd.	751	$35,883
	OCI Holdings Co. Ltd.	4,135	545,156
*	Okins Electronics Co. Ltd.	3,445	24,945
*	ONEJOON Co. Ltd.	4,965	14,092
*	Oriental Precision & Engineering Co. Ltd.	5,619	17,026
#	Orion Corp.	6,018	551,882
	Orion Holdings Corp.	9,513	168,690
*	Oscotec, Inc.	7,105	148,779
	Otoki Corp.	439	99,542
	Pan Ocean Co. Ltd.	65,367	247,669
*	Panstar Enterprise Co. Ltd.	19,641	12,894
	Paradise Co. Ltd.	13,998	94,468
#	Park Systems Corp.	1,564	272,947
	Partron Co. Ltd.	6,789	25,487
#*	Pearl Abyss Corp.	7,742	182,246
#*	Pentastone Electronics, Inc.	5,871	29,530
#	People & Technology, Inc.	5,224	102,839
	PHA Co. Ltd.	1,572	11,695
#	PharmaResearch Co. Ltd.	2,538	596,178
	Pharmicell Co. Ltd.	17,719	123,689
*	Philenergy Co. Ltd.	2,362	14,613
	PI Advanced Materials Co. Ltd.	4,235	52,252
	PKC Co. Ltd.	5,256	16,600
*	Polaris Office Corp.	3,656	7,088
#	Poongsan Corp.	7,316	367,734
	Poongsan Holdings Corp.	4,549	114,872
	Posco DX Co. Ltd.	8,609	114,303
	POSCO Future M Co. Ltd.	1,586	150,501
	POSCO Holdings, Inc. (005490 KS)	5,595	1,208,087
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	6,151	327,049
#	Posco International Corp.	11,695	426,379
	Posco M-Tech Co. Ltd.	2,526	17,830
	POSCO Steeleon Co. Ltd.	5,870	17,360
*	Power Logics Co. Ltd.	8,132	15,660
	Protec Co. Ltd.	770	30,211
#	PSK Holdings, Inc.	2,033	134,236
#	PSK, Inc.	6,364	560,435
	Pulmuone Co. Ltd.	4,971	30,516
	Pumtech Korea Co. Ltd.	1,795	57,860
	QRT, Inc.	1,791	12,054

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Rainbow Robotics	389	$115,637
	Refine Co. Ltd.	6,082	53,906
*	Reyon Pharmaceutical Co. Ltd.	2,120	14,702
#	RFHIC Corp.	3,819	112,687
	S&S Tech Corp.	3,445	95,597
#	S-1 Corp.	3,283	162,590
	Sajo Industries Co. Ltd.	862	28,471
	Sajodaerim Corp.	1,032	21,721
	Sam Chun Dang Pharm Co. Ltd.	703	72,496
	Sam Young Electronics Co. Ltd.	4,007	36,551
	Sam Yung Trading Co. Ltd.	3,618	56,314
	Sam-A Aluminum Co. Ltd.	884	19,062
	Samchully Co. Ltd.	406	33,520
††	Samick THK Co. Ltd.	1,269	7,037
*	Samil Pharmaceutical Co. Ltd.	2,975	12,893
	Samji Electronics Co. Ltd.	3,049	67,410
	Samjin Pharmaceutical Co. Ltd.	1,687	20,894
	Sammok S-Form Co. Ltd.	1,379	13,240
	SAMPYO Cement Co. Ltd.	17,261	83,990
*Ω	Samsung Biologics Co. Ltd.	558	574,098
	Samsung C&T Corp.	6,720	1,565,509
	Samsung Card Co. Ltd. (029780 KS)	5,377	176,126
	Samsung Electro-Mechanics Co. Ltd.	5,937	4,536,739
	Samsung Electronics Co. Ltd. (005930 KS)	439,838	76,555,910
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	1,949	8,343,960
	Samsung Engineering Co. Ltd.	50,598	1,497,794
*	Samsung Episholdings Co. Ltd.	2,140	555,657
	Samsung Fire & Marine Insurance Co. Ltd.	4,756	2,058,406
*	Samsung Heavy Industries Co. Ltd.	59,788	888,933
	Samsung Life Insurance Co. Ltd.	8,618	1,806,507
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Pharmaceutical Co. Ltd.	28,426	$24,644
*	Samsung SDI Co. Ltd.	7,495	2,043,747
	Samsung SDS Co. Ltd.	11,452	1,614,363
	Samsung Securities Co. Ltd.	19,618	1,329,722
#	SAMT Co. Ltd.	23,178	140,568
#	Samwha Capacitor Co. Ltd.	3,391	161,433
	Samwha Electric Co. Ltd.	636	9,561
*	Samyang Biopharmaceuticals Corp.	1,410	37,787
	Samyang Corp.	652	20,180
#	Samyang Foods Co. Ltd.	1,108	903,366
	Samyang Holdings Corp.	846	34,053
	Samyoung Co. Ltd.	12,236	53,051
	Sang-A Frontec Co. Ltd.	1,874	16,815
	Sangsin Energy Display Precision Co. Ltd.	2,466	21,746
#	Sanil Electric Co. Ltd.	4,284	415,943
	Saramin Co. Ltd.	2,138	24,270
	Satrec Initiative Co. Ltd.	1,059	46,413
	SD Biosensor, Inc.	11,216	49,682
#	SeAH Besteel Holdings Corp.	4,129	95,074
	SeAH Steel Corp.	668	58,753
	SeAH Steel Holdings Corp.	745	54,447
	Sebang Co. Ltd.	1,759	15,675
	Sebang Global Battery Co. Ltd.	430	15,347
	Seegene, Inc.	9,769	182,779
	Segyung Hitech Co. Ltd.	6,661	13,621
#	Sejin Heavy Industries Co. Ltd.	7,983	56,396
	Sejong Industrial Co. Ltd.	5,035	21,658
*	SEMCNS Co. Ltd.	4,544	34,007
	Seobu T&D	13,043	88,366
	Seohan Co. Ltd.	3,042	1,542
††	Seohee Construction Co. Ltd.	16,675	22,381
#*	Seojin System Co. Ltd.	8,024	181,384
*	Seoul Semiconductor Co. Ltd.	9,803	55,690

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Seoyon E-Hwa Co. Ltd.	6,608	$49,208
	SFA Engineering Corp.	3,684	50,858
*	SFA Nexel Co. Ltd.	12,377	56,665
*	SFA Semicon Co. Ltd.	13,844	46,095
*	SG Co. Ltd.	10,607	8,628
	SGC Energy Co. Ltd.	2,523	70,953
*	SHIFT UP Corp.	3,654	81,067
*	Shin Heung Energy & Electronics Co. Ltd.	7,365	21,116
*	Shin Poong Pharmaceutical Co. Ltd.	10,633	55,890
	Shindaeyang Paper Co. Ltd.	3,739	24,150
	Shinhan Financial Group Co. Ltd. (055550 KS)	52,052	3,613,425
*	SHINHWAPRITECH Co. Ltd.	11,397	14,918
	Shinil Electronics Co. Ltd.	11,482	8,556
	Shinsegae International, Inc.	2,889	21,705
#	Shinsegae, Inc.	1,919	555,246
	Shinsung Delta Tech Co. Ltd.	1,889	38,188
*	Shinsung E&G Co. Ltd.	2,732	26,470
	Shinyoung Securities Co. Ltd.	1,575	152,866
#	Silicon2 Co. Ltd.	7,797	184,019
*	SillaJen, Inc.	9,608	13,868
#	SIMMTECH Co. Ltd.	2,713	151,212
	SIMPAC, Inc.	9,536	31,345
	Sindoh Co. Ltd.	1,567	44,975
*	SK Biopharmaceuticals Co. Ltd.	5,215	286,529
#*	SK Bioscience Co. Ltd.	6,398	150,145
#	SK Chemicals Co. Ltd.	3,212	87,537
#	SK Discovery Co. Ltd.	4,198	150,171
*	SK Eternix Co. Ltd.	2,833	87,892
#	SK Gas Ltd.	831	130,931
	SK Hynix, Inc.	40,893	46,440,340
#*Ω	SK IE Technology Co. Ltd.	9,523	87,824
*	SK Innovation Co. Ltd.	11,486	879,806
	SK Networks Co. Ltd.	41,848	211,137
#*	SK oceanplant Co. Ltd.	7,770	67,190
		Shares	Value»
SOUTH KOREA — (Continued)
#*	SK Securities Co. Ltd.	74,669	$102,704
	SK Telecom Co. Ltd. (017670 KS)	17,013	961,377
	SK, Inc.	4,672	1,745,328
*	SKC Co. Ltd.	1,604	78,752
	SL Corp.	5,652	205,585
	SM Entertainment Co. Ltd.	2,481	118,510
*	SMEC Co. Ltd.	24,805	66,989
#	SNT Dynamics Co. Ltd.	5,786	125,197
#	SNT Energy Co. Ltd.	2,228	38,673
	SNT Holdings Co. Ltd.	2,300	80,038
	SNT Motiv Co. Ltd.	3,764	69,302
	SOCAR, Inc.	2,283	15,535
#	S-Oil Corp.	9,160	820,334
#	Solid, Inc.	20,716	120,650
	SOLUM Co. Ltd.	8,005	75,412
	Solus Advanced Materials Co. Ltd.	13,128	58,426
	Songwon Industrial Co. Ltd.	5,765	48,478
	Soop Co. Ltd.	3,562	118,781
	Soosan Industries Co. Ltd.	449	6,649
	Soulbrain Co. Ltd.	1,451	251,299
	Soulbrain Holdings Co. Ltd.	585	12,415
	SPG Co. Ltd.	1,751	113,786
	Spigen Korea Co. Ltd.	621	12,683
	ST Pharm Co. Ltd.	1,316	81,183
*	STIC Investments, Inc.	2,419	13,134
*	Studio Dragon Corp.	3,536	53,222
*	STX Engine Co. Ltd.	2,725	43,359
*	Sukgyung AT Co. Ltd.	288	6,865
#	Sung Kwang Bend Co. Ltd.	6,054	113,554
	Sungwoo Hitech Co. Ltd.	12,621	48,965
	Sunjin Co. Ltd.	4,724	31,347
*	Suresoft Technologies, Inc.	3,723	9,310
*	Synergy Innovation Co. Ltd.	19,036	19,949
*	Synopex, Inc.	37,670	89,722
	Systems Technology, Inc.	1,574	23,398
	T&L Co. Ltd.	1,368	52,849
	Taekwang Industrial Co. Ltd.	50	29,456
*	Taewoong Co. Ltd.	3,630	67,831
*	Taihan Cable & Solution Co. Ltd.	6,549	104,200
	TCC Steel	3,832	21,891

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	TechWing, Inc.	2,638	$74,515
*	Telechips, Inc.	3,287	19,197
	TEMC Co. Ltd.	3,602	19,728
#	TES Co. Ltd.	2,411	210,747
*	Theragen Etex Co. Ltd.	6,072	8,619
	TK Corp.	4,084	61,920
	TKG Huchems Co. Ltd.	3,594	37,262
	TLB Co. Ltd.	4,320	77,338
	Tokai Carbon Korea Co. Ltd.	1,792	202,122
*	Tongyang Life Insurance Co. Ltd.	5,870	34,211
	Toptec Co. Ltd.	4,883	10,172
	Tovis Co. Ltd.	2,477	18,115
	TS Corp.	18,104	32,878
	TSE Co. Ltd.	1,422	182,194
	TYM Corp.	10,860	44,925
	Ubiquoss, Inc.	2,423	16,105
	Uju Electronics Co. Ltd.	1,734	25,443
	Unid Co. Ltd.	1,268	53,266
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	30,957
*	Unison Co. Ltd.	14,253	7,259
*	UniTest, Inc.	3,363	19,056
	Unitrontech Co. Ltd.	5,684	20,814
	Value Added Technology Co. Ltd.	2,552	30,890
*	Vaxcell-Bio Therapeutics Co. Ltd.	3,408	9,448
	Viatron Technologies, Inc.	1,886	10,163
*††	Vidente Co. Ltd.	10,155	4,438
	Vieworks Co. Ltd.	1,617	24,666
*	Vina Tech Co. Ltd.	660	25,387
	Vitzro Tech Co. Ltd.	5,265	27,816
	Vitzrocell Co. Ltd.	9,974	189,582
*	Vivozon Pharmaceutical Co. Ltd.	8,419	13,757
*	VM, Inc.	1,417	61,571
*	VT Co. Ltd.	8,052	65,549
	Wemade Co. Ltd.	4,741	53,309
	Whanin Pharmaceutical Co. Ltd.	3,091	21,711
	Won Tech Co. Ltd.	13,993	46,830
#*	Wonik Holdings Co. Ltd.	12,263	128,496
	WONIK IPS Co. Ltd.	3,583	235,117
	Wonik Materials Co. Ltd.	2,336	50,268
	Wonik QnC Corp.	3,926	65,743
		Shares	Value»
SOUTH KOREA — (Continued)
	Woojin Ntec, Inc.	1,089	$10,243
	Woojin, Inc.	3,421	31,261
#	Woori Financial Group, Inc. (316140 KS)	181,312	4,197,254
*	Woori Technology Investment Co. Ltd.	11,561	34,991
*	Woori Technology, Inc.	18,484	115,421
	Worldex Industry & Trading Co. Ltd., Class C	3,860	77,380
*	W-Scope Chungju Plant Co. Ltd.	3,551	15,317
*	Xperix, Inc.	1,440	2,646
	Y G-1 Co. Ltd.	1,582	18,303
*	Y2 Solution Co. Ltd.	1,078	2,232
	YG Entertainment, Inc.	3,573	95,122
*	YMT Co. Ltd.	1,675	8,522
	Youlchon Chemical Co. Ltd.	2,419	22,842
	Young Poong Corp.	1,294	29,811
	Youngone Corp.	6,842	425,032
#	Youngone Holdings Co. Ltd.	1,902	253,352
	Yuanta Securities Korea Co. Ltd.	21,187	64,085
	Yuhan Corp.	5,478	279,750
*	Yungjin Pharmaceutical Co. Ltd.	5,170	4,193
	Yunsung F&C Co. Ltd.	1,001	10,153
	Zeus Co. Ltd.	3,673	21,421
	Zinus, Inc.	1,755	10,594
TOTAL SOUTH KOREA			297,259,390
SPAIN — (2.1%)
#	Acciona SA	8,528	2,345,584
	Acerinox SA	80,780	1,626,540
	ACS Actividades de Construccion y Servicios SA	45,522	5,802,728
Ω	Aena SME SA	93,900	2,894,735
	Alantra Partners SA	2,775	32,656
	Almirall SA	17,892	229,652
	Amadeus IT Group SA	39,033	2,408,999
#*	Amper SA	16,914	92,513
#	Atresmedia Corp. de Medios de Comunicacion SA	21,180	127,028
#	Audax Renovables SA	23,367	32,381
	Azkoyen SA	5,948	72,687

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	825,678	$23,145,304
	Banco de Sabadell SA	2,217,543	8,513,640
	Banco Santander SA (SAN SM)	902,266	12,832,273
*	Banco Santander SA (SAN* MM)	117,268	1,591,150
	Bankinter SA	267,101	4,913,300
	CaixaBank SA	398,831	5,793,552
Ω	Cellnex Telecom SA	55,483	1,723,527
	CIE Automotive SA	12,902	394,017
	Construcciones y Auxiliar de Ferrocarriles SA	6,236	493,154
	Corp. ACCIONA Energias Renovables SA	11,550	289,158
*	Deoleo SA	43,531	16,381
*	Distribuidora Internacional de Alimentacion SA	3,179	145,596
	Ebro Foods SA	13,539	285,922
*	eDreams ODIGEO SA	18,405	115,958
	Elecnor SA	11,545	456,546
	Enagas SA	48,642	948,159
#*	Ence Energia y Celulosa SA	30,814	91,501
	Endesa SA	42,831	2,085,652
	Faes Farma SA	95,708	502,589
	Ferrovial NV	25,797	1,689,859
	Fluidra SA	27,802	618,213
Ω	Gestamp Automocion SA	50,034	168,885
Ω	Global Dominion Access SA	20,613	67,297
*	Grenergy Renovables SA	1,407	149,289
	Grifols SA	68,175	783,518
	Grupo Empresarial San Jose SA	5,388	51,744
	Iberdrola SA IBE SM	110,946	2,635,365
	Iberpapel Gestion SA (IBG SM)	555	11,879
#	Indra Sistemas SA	57,643	3,789,870
	Industria de Diseno Textil SA	66,550	4,343,293
*	Inmocemento SA	6,069	26,520
#	Laboratorio Reig Jofre SA	2,628	8,067
	Laboratorios Farmaceuticos Rovi SA	2,432	164,198
		Shares	Value»
SPAIN — (Continued)
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	112,179	$165,679
	Logista Integral SA	24,479	1,044,313
	Mapfre SA	331,986	1,697,580
	Melia Hotels International SA	31,419	374,851
	Miquel y Costas & Miquel SA	8,269	128,728
	Naturgy Energy Group SA	29,838	995,391
Ω	Neinor Homes SA	7,945	145,500
*	Obrascon Huarte Lain SA	337,234	168,290
*	Oryzon Genomics SA	8,509	28,265
	Pharma Mar SA	1,111	101,314
	Prim SA	1,976	30,451
*	Promotora de Informaciones SA, Class A	6,998	24,506
Ω	Prosegur Cash SA	77,104	59,453
	Prosegur Cia de Seguridad SA	15,517	54,039
*	Realia Business SA	35,327	41,494
#	Redeia Corp. SA	45,382	800,404
	Repsol SA (REP SM)	195,612	5,970,279
	Sacyr SA	97,294	528,900
*	Solaria Energia y Medio Ambiente SA	34,414	665,955
*	Tecnicas Reunidas SA	15,753	512,899
	Telefonica SA (TEF SM)	416,114	1,718,007
	Telefonica SA (TEF US), Sponsored ADR	9,176	37,622
#	Tubacex SA	38,868	136,401
Ω	Unicaja Banco SA	445,187	1,711,853
	Vidrala SA	7,728	781,615
	Viscofan SA	16,126	1,068,513
TOTAL SPAIN			113,503,181
SWEDEN — (1.7%)
#	AAK AB	11,985	258,615
Ω	AcadeMedia AB	33,500	351,575
#	AddLife AB, Class B	30,451	517,618
	Addnode Group AB	34,121	137,460
	AddTech AB, Class B	28,906	1,051,777
	AFRY AB	19,107	206,542
	Alfa Laval AB	22,740	1,345,709
Ω	Alimak Group AB	24,710	331,812
	Alleima AB	89,889	1,068,302
	Alligo AB, Class B	9,372	136,167
	Altra Fastigheter AB	30,997	253,781
Ω	Ambea AB	39,862	604,225

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Annehem Fastigheter AB, Class B	23,136	$39,047
	AQ Group AB	14,511	312,657
	Arjo AB, Class B	51,834	147,438
#*	Asmodee Group AB, Class B	28,887	450,802
	Assa Abloy AB, Class B	32,398	1,202,152
	Atlas Copco AB (ATCOA SS), Class A	162,372	3,430,891
	Atlas Copco AB (ATCOB SS), Class B	100,484	1,856,698
	Atrium Ljungberg AB, Class B	39,650	110,765
Ω	Attendo AB	51,821	596,036
	Avanza Bank Holding AB	26,230	1,076,375
	Avarda Bank AB	8,489	167,862
	Axfood AB	17,325	442,158
	Beijer Alma AB	12,926	404,605
	Beijer Ref AB, Class B	12,176	171,831
	Bergman & Beving AB	11,723	337,680
	Betsson AB, Class B	29,827	288,287
#*	Better Collective AS	6,716	85,438
*	BHG Group AB	36,564	74,216
*	BICO Group AB	6,048	9,149
	Bilia AB, Class A	26,527	429,739
	Billerud AB	43,770	349,011
	BioGaia AB, Class B	15,019	182,429
*	BioInvent International AB	8,347	20,094
	Bjorn Borg AB	5,162	35,154
	Boliden AB	34,766	1,749,341
*	Bonava AB, Class B	42,984	45,399
*Ω	Boozt AB	6,801	119,385
Ω	Bravida Holding AB	66,165	911,674
	Bufab AB	32,955	465,562
*	Bulten AB	5,345	31,928
	Bure Equity AB	25,410	695,496
	Byggmax Group AB	16,065	87,187
*	Camurus AB	2,184	142,476
*	Carasent AB	10,271	26,578
	Castellum AB	31,041	435,670
	Catella AB	11,938	25,151
	Catena AB	5,960	247,604
*	Cavotec Group AB	12,443	16,405
#	Cellavision AB	2,468	38,036
#	Cibus Real Estate AB publ	10,151	153,165
	Clas Ohlson AB, Class B	15,766	694,624
	Cloetta AB, Class B	70,892	425,703
		Shares	Value»
SWEDEN — (Continued)
Ω	Coor Service Management Holding AB	35,064	$174,329
	Corem Property Group AB (CORED SS), Class D	2,165	52,118
	Dios Fastigheter AB	22,212	153,516
*Ω	Dometic Group AB	62,258	155,522
	Duni AB	2,770	22,965
*Ω	Dustin Group AB	196,668	37,434
#	Dynavox Group AB	15,497	116,897
	Eastnine AB	25,612	126,049
	Elanders AB, Class B	6,126	32,830
*	Electrolux AB, Class B	194,679	569,987
	Electrolux Professional AB, Class B	61,030	304,251
	Elekta AB, Class B	53,868	274,048
*	Embracer Group AB	19,378	137,396
*	Enad Global 7 AB	18,744	40,128
*	Enea AB	5,780	35,824
	Engcon AB	7,932	54,815
	Eolus AB, Class B	4,740	18,084
	Ependion AB	9,101	148,803
	Epiroc AB (EPIA SS), Class A	49,725	1,274,781
	Epiroc AB (EPIB SS), Class B	29,749	652,264
	Essity AB (ESSITYA SS), Class A	3,037	88,675
	Essity AB (ESSITYB SS), Class B	59,060	1,715,734
*Ω	Evolution AB	8,751	667,888
	Ework Group AB	2,805	17,491
	Fabege AB	27,899	218,804
	Fagerhult Group AB	22,925	41,938
*	Fasadgruppen Group AB FG SS	10,328	23,051
*	Fastighets AB Balder, Class B	48,252	264,094
	Fastighets AB Trianon	11,978	23,007
*	Fastighetsbolaget Emilshus AB, Class B	5,463	29,867
	FastPartner AB (FPARA SS), Class A	3,529	15,802
#	FastPartner AB (FPARD SS), Class D	1,512	11,343
	Fenix Outdoor International AG	1,057	40,671
	Getinge AB, Class B	43,515	1,084,627
	Granges AB	39,772	749,027
*Ω	Green Landscaping Group AB	5,224	14,119

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	H & M Hennes & Mauritz AB, Class B	41,894	$767,236
	Hanza AB	10,233	144,404
	Heba Fastighets AB, Class B	12,948	33,293
	Hemnet Group AB	20,622	182,067
	Hexagon AB, Class B	68,934	680,418
*	Hexatronic Group AB	29,315	116,774
	Hexpol AB	55,825	519,617
	HMS Networks AB	7,876	407,930
Ω	Hoist Finance AB	14,551	329,978
	Holmen AB (HOLMB SS), Class B	13,019	441,514
	Hufvudstaden AB, Class A	14,708	187,295
	Humana AB	15,563	103,156
*	Humble Group AB	19,624	11,731
	Husqvarna AB (HUSQA SS), Class A	4,692	19,045
	Husqvarna AB (HUSQB SS), Class B	83,647	341,932
	Indutrade AB	24,134	605,934
	Instalco AB	76,962	302,547
#*	International Petroleum Corp. (IPCO CN)	1,551	34,962
*	International Petroleum Corp. (IPCO SS)	36,209	826,662
*	Intrum AB	519,897	174,990
#	INVISIO AB	6,764	147,789
	Inwido AB	26,224	472,933
#	JM AB	29,065	376,100
	John Mattson Fastighetsforetagen AB	4,685	29,395
*	Karnov Group AB	17,865	131,695
*	K-fast Holding AB	34,295	42,733
	Klarabo Sverige AB, Class B	17,016	25,837
	KNOW IT AB	5,403	52,357
	Lagercrantz Group AB, Class B	47,909	1,126,564
	Lifco AB, Class B	12,938	440,643
	Lime Technologies AB	2,238	52,326
	Lindab International AB	26,860	350,065
	Logistea AB, Class B	27,429	38,480
	Loomis AB	26,003	1,434,962
*	Medcap AB	3,690	213,001
	Medicover AB, Class B	16,671	395,080
	MEKO AB	10,775	86,988
		Shares	Value»
SWEDEN — (Continued)
	Micro Systemation AB, Class B	5,052	$47,745
	Midsona AB, Class B	7,695	9,551
*	Modern Times Group MTG AB, Class B	22,566	310,008
	Momentum Group AB	10,010	149,518
Ω	Munters Group AB	27,122	482,779
	Mycronic AB	37,038	1,223,810
	NCAB Group AB	30,166	217,777
	NCC AB, Class B	28,482	508,415
	Nederman Holding AB	2,314	31,215
*	Neobo Fastigheter AB	12,655	24,674
*	Net Insight AB, Class B	74,509	17,280
	New Wave Group AB, Class B	46,314	459,506
	Nibe Industrier AB, Class B	89,418	358,435
	Nivika Fastigheter AB, Class B	8,076	31,599
#*	Nobia AB	33,340	51,423
	Nolato AB, Class B	69,620	356,668
	Nordnet AB publ	25,003	957,844
*	Norion Bank AB	25,501	156,754
*	Note AB	4,089	61,817
#	NP3 Fastigheter AB	8,033	223,358
*	Octave Intelligence PLC, SDR	6,893	123,568
	OEM International AB, Class B	23,010	424,665
*	Orron Energy AB	75,740	57,557
*	Ovzon AB	18,392	72,656
	Pandox AB	19,516	362,912
	Peab AB, Class B	64,301	636,931
	Platzer Fastigheter Holding AB, Class B	11,120	86,001
	PPI Public Property Invest AB, Class A	15,571	31,347
	Proact IT Group AB	13,302	172,297
	Ratos AB, Class B	60,617	229,135
	RaySearch Laboratories AB	10,869	204,553
	Rejlers AB	4,668	77,339
	Rusta AB	18,238	168,728
	Rvrc Holding AB	29,488	188,468
	Saab AB, Class B	5,220	328,013
	Sagax AB (SAGAB SS), Class B	9,145	160,755
*	Salix Group AB	6,306	40,198
#*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	209,064	72,056
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	13,053	8,428
	Sandvik AB	65,394	2,445,391

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Scandi Standard AB	21,297	$319,789
Ω	Scandic Hotels Group AB	70,844	630,375
*	Sdiptech AB, Class B	8,724	221,767
	Sectra AB, Class B	27,667	776,572
	Securitas AB, Class B	66,906	1,074,802
*	Sedana Medical AB	19,405	19,983
*Ω	Sinch AB	232,254	982,262
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	109,777	2,572,350
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,726	41,125
	Skanska AB, Class B	45,055	1,264,254
	SKF AB (SKFA SS), Class A	3,007	81,652
	SKF AB (SKFB SS), Class B	54,642	1,479,008
	SkiStar AB	15,716	275,369
	Softronic AB, Class B	4,437	10,422
	Solid Forsakring AB	5,351	59,886
	SSAB AB (SSABA SS), Class A	40,568	427,094
	SSAB AB (SSABAH FH), Class A	2,266	23,947
	SSAB AB (SSABB SS), Class B	113,319	1,193,571
	SSAB AB (SSABBH FH), Class B	12,844	135,801
*	Stendorren Fastigheter AB	3,083	59,178
	Stenhus Fastigheter I Norden AB	9,581	12,426
*	Stillfront Group AB	116,245	80,993
#	Storskogen Group AB, Class B	426,746	478,438
	Svedbergs Group AB	9,684	58,769
	Svenska Cellulosa AB SCA (SCAA SS), Class A	3,121	35,375
	Svenska Cellulosa AB SCA (SCAB SS), Class B	54,093	614,991
	Svenska Handelsbanken AB (SHBA SS), Class A	74,650	1,141,440
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,473	35,963
	Sweco AB, Class B	52,977	747,918
	Swedbank AB, Class A	63,812	2,552,477
		Shares	Value»
SWEDEN — (Continued)
*	Swedish Logistic Property AB, Class B	16,381	$63,475
*	Swedish Orphan Biovitrum AB	10,916	540,956
	Synsam AB	31,617	188,226
	Systemair AB	26,063	228,813
	Tele2 AB, Class B	98,298	1,702,930
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	9,881	97,709
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	330,612	3,252,126
	Telia Co. AB	444,781	2,061,206
Ω	Thule Group AB	14,328	329,834
	Trelleborg AB, Class B	28,963	1,287,522
#	Troax Group AB	9,095	134,243
	Truecaller AB, Class B	54,639	101,040
#	VBG Group AB, Class B	6,933	237,697
*	Vestum AB	50,938	85,759
#	Vitec Software Group AB, Class B	5,458	132,061
	Vitrolife AB	17,865	161,516
	Volati AB	6,306	16,263
	Volvo AB (VOLVA SS), Class A	26,966	1,033,733
#	Volvo AB (VOLVB SS), Class B	208,445	7,973,382
#*	Volvo Car AB, Class B	68,400	145,067
#	Wallenstam AB, Class B	41,267	179,179
	Wihlborgs Fastigheter AB	43,452	353,402
	XANO Industri AB, Class B	1,575	8,201
*	XSpray Pharma AB XSPRAY SS	11,120	19,661
TOTAL SWEDEN			95,145,265
SWITZERLAND — (4.8%)
	ABB Ltd.	71,518	7,055,887
	Accelleron Industries AG (ACLN SW)	37,593	3,403,529
	Adecco Group AG	34,555	965,855
#	Alcon AG ALC US	48,825	3,366,023
	Allreal Holding AG	6,223	1,627,870
	ALSO Holding AG	1,760	421,090
	Amrize Ltd.	70,308	3,446,297
*	ams-OSRAM AG	31,027	616,431
	APG SGA SA	380	93,833

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#*	Arbonia AG	17,352	$82,655
*	Aryzta AG	6,866	451,074
	Ascom Holding AG	9,244	58,425
	Autoneum Holding AG	743	120,229
	Avolta AG	38,105	2,287,606
	Banque Cantonale de Geneve	7,670	308,244
#	Banque Cantonale Vaudoise	9,755	1,530,287
#	Barry Callebaut AG	979	1,363,965
*	Basilea Pharmaceutica Ag Allschwil	2,724	175,019
	Belimo Holding AG	1,366	1,424,455
	Bell Food Group AG	551	123,831
	Bellevue Group AG	2,041	18,459
	Berner Kantonalbank AG	2,065	982,633
	BKW AG	3,991	659,321
#	Bossard Holding AG, Class A	2,184	611,903
	Bucher Industries AG	2,792	1,096,954
#	Burckhardt Compression Holding AG	1,081	647,974
	Burkhalter Holding AG	2,319	392,683
	Bystronic AG	335	57,803
	Calida Holding AG	469	8,876
*	Carlo Gavazzi Holding AG	167	32,293
	Cembra Money Bank AG	11,681	1,298,685
	Chocoladefabriken Lindt & Spruengli AG LISN SW	12	1,413,007
	Chocoladefabriken Lindt & Spruengli AG LISP SW	75	865,655
#*	Cicor Technologies Ltd.	1,175	170,964
	Cie Financiere Richemont SA, Class A	33,209	7,848,673
	Cie Financiere Tradition SA, Class BR	1,048	383,766
	Clariant AG	56,871	646,247
#	Coltene Holding AG	1,259	76,374
	Cosmo NV	1,934	143,851
	CPH Group AG	347	24,964
	Daetwyler Holding AG, Class BR	1,935	329,265
	DKSH Holding AG	13,838	1,148,771
	dormakaba Holding AG	10,032	722,860
		Shares	Value»
SWITZERLAND — (Continued)
	EFG International AG	45,706	$909,370
	Emmi AG	776	833,547
#	EMS-Chemie Holding AG	733	742,264
#*	Feintool International Holding AG	1,631	19,806
	Flughafen Zurich AG	8,360	2,457,440
	Forbo Holding AG	272	308,243
	Fundamenta Real Estate AG	4,094	86,666
	Galderma Group AG	4,004	871,316
Ω	Galenica AG	21,300	2,262,734
	Geberit AG	6,209	4,091,113
	Georg Fischer AG	22,820	1,463,230
	Givaudan SA	477	1,906,499
	Glarner Kantonalbank	1,795	55,920
	Helvetia Baloise Holding AG	30,210	8,101,396
	Hiag Immobilien Holding AG	977	159,670
	Holcim AG (HOLN SW)	63,568	5,773,508
	Huber & Suhner AG	6,475	1,526,261
	Hypothekarbank Lenzburg AG	3	15,517
	Implenia AG	3,093	245,413
	Inficon Holding AG	5,249	1,058,968
	Interroll Holding AG	159	266,613
	Intershop Holding AG	1,435	305,602
	Investis Holding SA	981	184,658
	Julius Baer Group Ltd.	51,625	4,538,899
	Jungfraubahn Holding AG	1,642	530,234
	Kardex Holding AG	1,103	324,598
*	Komax Holding AG	684	44,204
*	Kudelski SA, Class BR	13,192	19,933
	Kuehne & Nagel International AG	10,418	2,653,065
	Landis & Gyr Group AG	7,133	404,072
*	LEM Holding SA	71	44,491
	Liechtensteinische Landesbank AG	5,570	777,694
#	Logitech International SA (LOGI US)	30,558	3,131,584
	Logitech International SA (LOGN SW)	1,150	117,450
	Lonza Group AG	7,094	4,944,360
	Luzerner Kantonalbank AG	6,892	950,585
Ω	Medacta Group SA	925	151,629
Ω	Medmix AG	7,618	83,488
#	Meier Tobler Group AG	1,836	76,785
#*	Metall Zug AG, Class B	58	56,715

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Mikron Holding AG	3,910	$82,365
	Mobilezone Holding AG	11,233	198,920
	Mobimo Holding AG	2,861	1,237,643
*	Molecular Partners AG	3,503	14,486
#*Ω	Montana Aerospace AG	7,478	224,306
	Naturenergie Holding AG	2,178	84,022
	Nestle SA	204,334	20,422,925
	Novartis AG (NOVN SW)	88,289	13,807,672
	Novartis AG (NVS US), Sponsored ADR	65,148	10,172,860
	Novavest Real Estate AG	1,587	78,339
	OC Oerlikon Corp. AG Pfaeffikon	48,835	288,082
#*	Orior AG	2,610	46,296
	Partners Group Holding AG	2,617	2,181,344
*	Peach Property Group AG	557	3,310
	Phoenix Mecano AG	286	149,470
	Plazza AG, Class A	241	129,415
*Ω	PolyPeptide Group AG	3,188	173,255
	PSP Swiss Property AG	10,900	1,966,533
#*	Rieter Holding AG	19,994	75,366
	Roche Holding AG	52,911	23,126,995
	Roche Holding AG (RO SW), Class BR	2,458	1,089,621
	Romande Energie Holding SA	2,262	139,004
	Sandoz Group AG (SDZ SW)	112,680	9,185,413
	Sandoz Group AG (SDZNY US), ADR	11,882	968,145
	Schindler Holding AG SCHN SW	1,827	558,831
	Schweiter Technologies AG	269	116,163
	Schweizerische Nationalbank	18	68,166
*Ω	Sensirion Holding AG	321	29,142
	SFS Group AG	6,263	1,025,312
	SGS SA	33,234	3,938,108
	Siegfried Holding AG	15,790	1,481,535
*	SIG Group AG	75,978	1,380,637
	Sika AG	14,671	3,300,837
	Softwareone Holding AG SWON NO	8,226	89,991
		Shares	Value»
SWITZERLAND — (Continued)
	Softwareone Holding AG SWON SW	33,846	$368,494
	Sonova Holding AG	9,000	2,452,085
	St. Galler Kantonalbank AG	1,088	875,357
	Stadler Rail AG	11,676	354,555
	Straumann Holding AG	13,892	1,720,388
	Sulzer AG	7,639	1,387,329
	Sunrise Communications AG, Class A	17,582	928,607
	Swatch Group AG (UHR SW), Class BR	8,248	1,844,059
	Swatch Group AG (UHRN SW)	13,217	592,235
	Swiss Life Holding AG	4,659	5,497,610
	Swiss Prime Site AG	28,809	4,698,750
	Swiss Re AG	47,666	7,932,339
	Swisscom AG	5,795	4,453,142
	Swissquote Group Holding SA	45,290	2,359,582
	Tecan Group AG	616	142,356
#	Temenos AG	15,937	1,325,713
	Thurgauer Kantonalbank	389	78,962
	TX Group AG	1,137	194,539
	UBS Group AG (UBS US)	7,117	375,328
	UBS Group AG (UBSG SW)	204,461	10,807,324
	Valiant Holding AG	6,005	1,173,848
*	Varia U.S. Properties AG	573	9,235
Ω	VAT Group AG	1,893	1,416,869
	Vaudoise Assurances Holding SA	315	313,054
#	Vetropack Holding AG	3,900	91,971
	Vontobel Holding AG	11,746	1,256,967
	VP Bank AG, Class A	914	108,229
	VZ Holding AG	5,041	967,158
#	V-ZUG Holding AG	602	31,830
	Walliser Kantonalbank	618	124,010
	Warteck Invest AG	42	101,066
#	Ypsomed Holding AG	789	376,545
	Zehnder Group AG	2,900	243,363
#*	Zueblin Immobilien Holding AG	289	18,841
	Zug Estates Holding AG, Class B	76	208,548
	Zuger Kantonalbank, Class BR	40	517,201

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Zurich Insurance Group AG	10,396	$7,918,925
TOTAL SWITZERLAND			262,101,049
TAIWAN — (8.4%)
	104 Corp.	2,000	12,545
	91APP, Inc.	25,000	42,532
	Aaeon Technology, Inc.	9,248	43,432
	Abico Avy Co. Ltd.	34,134	39,960
#	Ability Enterprise Co. Ltd.	120,823	236,769
*	Ability Opto-Electronics Technology Co. Ltd.	7,281	38,309
	AcBel Polytech, Inc.	215,786	278,648
	Accton Technology Corp.	73,000	4,731,637
	Acer Cyber Security, Inc.	3,000	14,917
	Acer E-Enabling Service Business, Inc.	6,000	39,952
#	Acer, Inc.	973,000	862,184
	ACES Electronic Co. Ltd.	41,718	100,814
*	Acme Electronics Corp.	24,000	20,386
*	Acon Holding, Inc.	79,041	12,379
	Acter Group Corp. Ltd.	34,470	969,916
	Action Electronics Co. Ltd.	63,000	23,456
	Actron Technology Corp.	15,000	61,408
#	ADATA Technology Co. Ltd.	103,976	1,245,314
	Addcn Technology Co. Ltd.	13,106	58,574
*	Adimmune Corp.	91,000	46,575
	Adlink Technology, Inc.	35,000	121,063
	Advanced Ceramic X Corp.	6,783	45,789
	Advanced Energy Solution Holding Co. Ltd.	10,000	279,812
	Advanced International Multitech Co. Ltd.	60,000	100,121
*	Advanced Optoelectronic Technology, Inc.	31,000	15,934
	Advanced Power Electronics Corp.	29,000	141,978
		Shares	Value»
TAIWAN — (Continued)
#	Advanced Wireless Semiconductor Co.	45,000	$149,781
	Advancetek Enterprise Co. Ltd.	96,571	85,177
	Advantech Co. Ltd.	109,757	1,869,566
	Aero Win Technology Corp.	22,000	24,112
	Aerospace Industrial Development Corp.	150,000	282,911
	AGV Products Corp.	191,875	59,189
#	AIC, Inc.	7,000	95,590
	AimCore Technology Co. Ltd.	14,000	14,156
	Air Asia Co. Ltd.	10,000	14,872
	Airoha Technology Corp.	9,000	141,834
	Airtac International Group	39,122	1,584,464
	Alar Pharmaceuticals, Inc.	3,000	8,742
	Alchip Technologies Ltd.	6,000	553,763
	Alexander Marine Co. Ltd.	9,108	42,467
*	ALI Corp.	45,000	29,590
	Allied Circuit Co. Ltd.	14,019	116,398
#	Allied Supreme Corp.	13,000	85,501
	Allis Electric Co. Ltd.	66,915	200,343
	Alltek Technology Corp.	49,040	83,513
	Alltop Technology Co. Ltd.	16,000	147,346
	Alpha Networks, Inc.	78,072	65,428
	Altek Corp.	130,445	153,581
	Amazing Microelectronic Corp.	28,965	65,540
	Ambassador Hotel	109,000	160,969
	AMPACS Corp.	20,000	18,325
	Ampak Technology, Inc.	6,000	10,081
	Ampire Co. Ltd.	28,000	22,270
	Ample Electronic Technology Co. Ltd.	7,350	47,364
	AMPOC Far-East Co. Ltd.	24,376	132,998
#	AmTRAN Technology Co. Ltd.	228,665	183,776
*	Amulaire Thermal Technology, Inc.	11,000	10,520
	Anderson Industrial Corp.	27,000	14,339
#*	Andes Technology Corp.	12,000	81,174
	Anji Technology Co. Ltd.	22,000	24,156

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Anpec Electronics Corp.	4,000	$32,302
	Aopen, Inc.	11,000	17,431
	Apacer Technology, Inc.	29,750	200,267
	APAQ Technology Co. Ltd.	10,000	63,214
*	Apex International Co. Ltd.	72,424	64,602
*	Apex International Financial Engineering Research & Technology Co. Ltd.	14,000	12,454
	Arcadyan Technology Corp.	48,540	256,972
	Ardentec Corp.	200,990	1,080,847
	ARES International Corp.	9,000	13,334
#	Argosy Research, Inc.	23,714	102,982
	Arizon RFID Technology Cayman Co. Ltd.	8,000	32,712
	ASE Technology Holding Co. Ltd.	220,931	3,770,076
	Asia Cement Corp.	596,000	607,352
#	Asia Optical Co., Inc.	63,000	246,409
	Asia Polymer Corp.	63,319	24,372
	Asia Tech Image, Inc.	12,000	24,808
#	Asia Vital Components Co. Ltd.	39,814	2,800,041
	ASIX Electronics Corp.	12,000	36,059
#	ASMedia Technology, Inc.	13,260	532,617
	ASolid Technology Co. Ltd.	10,000	17,378
	ASPEED Technology, Inc.	7,150	3,122,730
	ASROCK, Inc.	18,000	108,167
	Asustek Computer, Inc.	110,000	2,729,376
	ATE Energy International Co. Ltd.	25,890	19,324
	Aten International Co. Ltd.	28,000	68,923
*	ATW Technology, Inc.	6,000	9,561
	Audix Corp.	34,000	67,661
#	AUO Corp. (2409 TT)	1,200,000	878,684
#	AURAS Technology Co. Ltd.	5,000	136,552
	Aurora Corp.	14,100	23,408
		Shares	Value»
TAIWAN — (Continued)
	Avalue Technology, Inc.	20,000	$79,557
	Avermedia Technologies	35,000	42,086
	Axiomtek Co. Ltd.	25,993	94,043
	Azurewave Technologies, Inc.	11,000	17,832
	Bafang Yunji International Co. Ltd., Class C	14,000	78,369
#	Bank of Kaohsiung Co. Ltd.	355,075	132,757
	Basso Industry Corp.	40,000	41,654
	BenQ Materials Corp.	59,000	41,060
#*	BES Engineering Corp.	681,604	248,341
	Best Precision Industrial Co. Ltd.	4,000	12,254
*	Billion Electric Co. Ltd.	34,000	19,229
#*	Bin Chuan Enterprise Co. Ltd.	22,000	26,641
	Bionet Corp.	6,000	10,573
*	Bionime Corp.	13,536	23,208
#*	Biostar Microtech International Corp.	38,000	38,392
	Bioteque Corp.	15,000	52,547
#	Bizlink Holding, Inc.	43,424	2,764,771
	Bonny Worldwide Ltd.	3,000	9,215
#	Bora Pharmaceuticals Co. Ltd.	18,790	222,433
	Brave C&H Supply Co. Ltd.	11,000	46,189
	Bright Led Electronics Corp.	41,000	26,588
	Brightek Optoelectronic Co. Ltd.	11,000	10,379
	Brighton-Best International Taiwan, Inc.	109,423	124,900
	Brillian Network & Automation Integrated System Co. Ltd.	5,431	53,113
	Brogent Technologies, Inc.	16,390	47,092
	C Sun Manufacturing Ltd.	12,939	188,288
*	Calin Technology Co. Ltd.	21,000	23,992
	Calitech Co. Ltd.	6,000	12,077
*	Cameo Communications, Inc.	90,763	26,272
	Capital Futures Corp.	57,222	102,715

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Capital Securities Corp.	787,680	$824,393
*	Career Technology MFG. Co. Ltd.	159,796	68,707
	Castles Technology Co. Ltd.	18,742	29,664
	Caswell, Inc.	14,000	37,146
	Catcher Technology Co. Ltd.	116,000	651,671
	Cathay Consolidated, Inc.	12,000	35,606
#	Cathay Financial Holding Co. Ltd.	822,286	2,559,185
	Cathay Real Estate Development Co. Ltd.	213,000	144,517
*	CCP Contact Probes Co. Ltd.	36,074	119,504
#*	Celxpert Energy Corp.	34,390	29,153
	Cenra, Inc.	47,500	48,136
	Center Laboratories, Inc.	195,871	228,476
	Central Reinsurance Co. Ltd.	126,880	134,677
#	Century Iron & Steel Industrial Co. Ltd.	56,000	179,797
	Chailease Holding Co. Ltd.	343,489	1,179,178
	Chaintech Technology Corp.	13,000	18,587
	Champion Microelectronic Corp.	11,000	16,987
	Chang Hwa Commercial Bank Ltd.	1,541,224	1,198,203
	Chang Wah Electromaterials, Inc.	116,000	161,206
#	Chang Wah Technology Co. Ltd.	112,000	222,475
#	Channel Well Technology Co. Ltd.	60,000	97,421
	Chant Sincere Co. Ltd.	12,000	20,125
	Charoen Pokphand Enterprise	65,000	208,854
	CHC Healthcare Group	46,000	37,038
	CHC Resources Corp.	33,000	64,520
	Chen Full International Co. Ltd.	38,000	79,210
		Shares	Value»
TAIWAN — (Continued)
	Chenbro Micom Co. Ltd.	10,000	$317,770
	Cheng Fwa Industrial Co. Ltd.	23,000	16,628
	Cheng Loong Corp.	271,000	175,450
*	Cheng Mei Materials Technology Corp.	126,408	74,351
	Cheng Shin Rubber Industry Co. Ltd.	505,000	475,551
#	Cheng Uei Precision Industry Co. Ltd.	105,000	108,698
#	Chenming Electronic Technology Corp.	32,000	75,646
	Chia Chang Co. Ltd.	40,000	42,565
	Chia Hsin Cement Corp.	189,300	76,366
#	Chicony Electronics Co. Ltd.	257,773	839,533
	Chicony Power Technology Co. Ltd.	54,481	128,030
	Chief Telecom, Inc.	13,600	138,809
	Chien Kuo Construction Co. Ltd.	35,360	46,779
	Chien Shing Harbour Service Co. Ltd.	9,000	11,309
	China Airlines Ltd.	1,491,000	1,033,630
#	China Bills Finance Corp.	341,000	176,614
	China Electric Manufacturing Corp.	91,530	32,961
#	China General Plastics Corp.	116,626	39,627
#	China Glaze Co. Ltd.	48,000	46,906
*	China Man-Made Fiber Corp.	412,861	109,512
	China Metal Products	74,000	48,703
#	China Motor Corp.	83,200	136,167
#*	China Petrochemical Development Corp.	1,048,069	244,417
	China Steel Chemical Corp.	51,000	127,093
#	China Steel Corp.	2,181,000	1,276,047
	China Steel Structure Co. Ltd.	25,000	31,543
	China Wire & Cable Co. Ltd.	31,000	27,713
	Chinese Maritime Transport Ltd.	33,000	51,882
	Ching Feng Home Fashions Co. Ltd.	60,478	36,703
	Chin-Poon Industrial Co. Ltd.	99,000	110,891
	Chipbond Technology Corp.	205,000	798,196

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ChipMOS Technologies, Inc. (8150 TT)	182,133	$397,655
	Chlitina Holding Ltd.	14,422	42,762
	Chong Hong Development Co. Ltd.	59,239	141,977
	Chroma ATE, Inc.	43,000	2,701,520
#*	Chun Yuan Steel Industry Co. Ltd.	185,000	120,340
*	Chung Hung Steel Corp.	246,000	125,990
	Chung Hwa Food Industrial Co. Ltd.	10,500	22,339
#*	Chung Hwa Pulp Corp.	171,228	66,542
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	139,000	654,922
	Chunghwa Precision Test Tech Co. Ltd.	4,000	301,429
	Chunghwa Telecom Co. Ltd. (2412 TT)	197,000	846,991
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	3,400	144,874
#	Cleanaway Co. Ltd. (8422 TT)	249,000	190,121
	Clevo Co.	193,000	248,344
	CMC Magnetics Corp.	450,929	137,273
	C-Media Electronics, Inc.	24,000	23,916
	Compal Electronics, Inc.	1,172,000	1,288,887
	Compeq Manufacturing Co. Ltd.	454,460	2,325,148
	Complex Micro Interconnection Co. Ltd.	17,000	16,351
#	Concord International Securities Co. Ltd.	113,505	105,161
#	Concord Securities Co. Ltd.	295,508	185,537
#	Continental Holdings Corp.	179,000	113,927
	Contrel Technology Co. Ltd.	39,000	108,215
	Coremax Corp.	29,686	68,682
#	Coretronic Corp.	130,000	292,878
	Co-Tech Development Corp.	90,552	806,404
	Creative Sensor, Inc.	28,800	36,645
	Crowell Development Corp.	43,642	26,152
		Shares	Value»
TAIWAN — (Continued)
	CS Group Investment Holding Ltd.	19,000	$10,462
*	CSBC Corp. Taiwan	134,000	78,092
	CTBC Financial Holding Co. Ltd.	1,968,563	3,929,122
	CTCI Advanced Systems, Inc.	2,000	9,593
	CTCI Corp.	237,933	257,467
	CviLux Corp.	24,106	53,917
	Cyberlink Corp.	14,000	27,613
	CyberPower Systems, Inc.	17,850	118,750
*	CyberTAN Technology, Inc.	102,000	60,411
	Cystech Electronics Corp.	3,000	10,868
#	DA CIN Construction Co. Ltd.	88,800	241,246
	Dafeng TV Ltd.	20,000	26,285
	Dah San Electric Wire & Cable Co. Ltd.	12,009	15,515
	Da-Li Development Co. Ltd.	116,859	170,372
#	Darfon Electronics Corp.	95,000	88,953
	Darwin Precisions Corp.	87,100	33,835
	Davicom Semiconductor, Inc.	13,000	13,823
	Daxin Materials Corp.	9,900	94,231
	De Licacy Industrial Co. Ltd.	88,542	28,292
	Delpha Construction Co. Ltd.	109,000	66,887
	Delta Electronics, Inc.	56,365	2,773,024
#	Depo Auto Parts Ind Co. Ltd.	49,000	202,300
	Desiccant Technology Corp.	6,000	28,749
	DFI, Inc.	8,000	13,208
	Dimerco Data System Corp.	12,704	36,546
	Dimerco Express Corp.	40,614	98,091
#*	D-Link Corp.	202,096	131,465
	Donpon Precision, Inc.	16,800	26,425
	Drewloong Precision, Inc.	5,128	22,644
	Dyaco International, Inc.	44,433	27,528
	Dynamic Holding Co. Ltd.	79,328	241,363
#	Dynapack International Technology Corp.	48,000	424,384
	E Ink Holdings, Inc.	150,000	867,946

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	E.Sun Financial Holding Co. Ltd.	3,062,127	$3,652,233
	Eastech Holding Ltd.	14,000	31,267
	Eastern Media International Corp.	83,913	47,019
*	Easywell Biomedical, Inc.	14,296	14,498
	Eclat Textile Co. Ltd.	53,583	573,139
	eCloudvalley Digital Technology Co. Ltd.	11,000	19,219
	ECOVE Environment Corp.	10,000	83,616
#	Edimax Technology Co. Ltd.	97,000	41,081
#*	Edison Opto Corp.	23,136	14,100
*	Edom Technology Co. Ltd.	72,013	101,016
	eGalax_eMPIA Technology, Inc.	19,695	35,201
#*	Egis Technology, Inc.	25,000	71,355
*	EirGenix, Inc.	50,000	69,089
	Elan Microelectronics Corp.	98,900	456,005
	E-Lead Electronic Co. Ltd.	17,429	24,435
	E-LIFE MALL Corp.	23,000	36,883
	Elite Advanced Laser Corp.	22,768	254,869
	Elite Material Co. Ltd.	25,000	3,588,815
	Elitegroup Computer Systems Co. Ltd.	47,435	26,835
	eMemory Technology, Inc.	12,000	901,590
	Emerging Display Technologies Corp.	46,000	29,468
	Ennoconn Corp.	31,840	396,202
	Ennostar, Inc.	82,450	121,488
	EnTie Commercial Bank Co. Ltd.	251,000	119,384
	EOI Investment Holdings Co. Ltd.	62,000	42,145
	Eris Technology Corp.	3,000	19,484
	Eson Precision Ind Co. Ltd.	30,000	70,672
	Eternal Materials Co. Ltd.	256,481	469,762
	Eurocharm Holdings Co. Ltd.	8,000	44,798
	Eva Airways Corp.	947,922	1,264,694
	Ever Ohms Technology Co. Ltd.	12,000	29,012
*	Everest Textile Co. Ltd.	164,535	34,060
	Evergreen Aviation Technologies Corp.	26,000	146,090
		Shares	Value»
TAIWAN — (Continued)
	Evergreen International Storage & Transport Corp.	107,500	$156,118
	Evergreen Marine Corp. Taiwan Ltd.	200,872	1,262,409
#	EVERGREEN Steel Corp.	50,000	134,101
#*	Everlight Chemical Industrial Corp.	152,405	147,914
#	Everlight Electronics Co. Ltd.	150,000	288,758
	Evertop Wire Cable Corp.	47,000	26,916
	Excel Cell Electronic Co. Ltd.	19,000	20,560
	Excelliance Mos Corp.	11,000	34,771
	Excelsior Medical Co. Ltd.	52,268	114,278
*	Falcon Machine Tools Co. Ltd.	31,000	15,936
	Far Eastern Department Stores Ltd.	328,000	224,960
	Far Eastern International Bank	912,413	379,868
	Far Eastern New Century Corp.	967,100	810,400
	Far EasTone Telecommunications Co. Ltd.	460,061	1,493,484
	Faraday Technology Corp.	45,853	208,178
	Farglory F T Z Investment Holding Co. Ltd.	43,134	63,675
#	Farglory Land Development Co. Ltd.	97,000	194,136
	FDC International Hotels Corp.	7,000	8,332
	Feature Integration Technology, Inc.	8,000	19,143
*	Federal Corp.	103,926	61,909
	Feedback Technology Corp.	8,316	53,382
	Feng Hsin Steel Co. Ltd.	141,000	283,375
#	Feng TAY Enterprise Co. Ltd.	150,312	317,000
	FIC Global, Inc.	25,000	27,367
	FineTek Co. Ltd.	4,161	11,761
	Firich Enterprises Co. Ltd.	76,000	52,132

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	First Copper Technology Co. Ltd.	43,000	$46,429
	First Financial Holding Co. Ltd.	2,511,350	2,853,042
	First Hotel	71,000	27,590
	First Insurance Co. Ltd.	96,000	80,114
*	First Steamship Co. Ltd.	223,468	42,584
#*	FIT Holding Co. Ltd.	52,000	28,651
	Fitipower Integrated Technology, Inc.	30,000	137,644
#*	FLEXium Interconnect, Inc.	91,112	137,011
	Flytech Technology Co. Ltd.	31,297	119,747
	FocalTech Systems Co. Ltd.	67,000	100,405
	Forcecon Tech Co. Ltd.	30,784	70,131
	Forcelead Technology Corp.	5,000	26,732
	Forest Water Environment Engineering Co. Ltd.	18,576	23,305
	Formosa Advanced Technologies Co. Ltd.	62,000	105,599
	Formosa Chemicals & Fibre Corp.	458,000	797,533
#	Formosa International Hotels Corp.	25,672	141,073
	Formosa Laboratories, Inc.	26,544	41,411
	Formosa Oilseed Processing Co. Ltd.	15,508	12,338
	Formosa Optical Technology Co. Ltd.	10,000	27,339
	Formosa Petrochemical Corp.	231,000	498,875
*	Formosa Pharmaceuticals, Inc.	13,000	9,413
	Formosa Plastics Corp.	706,000	1,187,120
	Formosa Sumco Technology Corp.	23,000	186,259
	Formosan Rubber Group, Inc.	96,399	76,112
	Formosan Union Chemical Corp.	127,945	90,750
		Shares	Value»
TAIWAN — (Continued)
#	Fortune Electric Co. Ltd.	27,830	$601,431
	Founding Construction & Development Co. Ltd.	72,000	31,735
	Foxconn Technology Co. Ltd.	295,535	511,710
	Foxsemicon Integrated Technology, Inc.	36,357	328,638
	Franbo Lines Corp.	92,000	47,423
	Froch Enterprise Co. Ltd.	89,000	46,286
	FSP Technology, Inc.	19,000	30,769
	Fu Chun Shin Machinery Manufacture Co. Ltd.	21,000	16,811
	Fu Hua Innovation Co. Ltd.	138,429	59,791
	Fubon Financial Holding Co. Ltd.	724,132	2,886,369
	Fulgent Sun International Holding Co. Ltd.	55,143	123,968
	Fullerton Technology Co. Ltd.	51,000	38,300
#*	Fulltech Fiber Glass Corp.	159,727	321,370
	Fusheng Precision Co. Ltd.	37,000	289,612
	Fwusow Industry Co. Ltd.	60,471	21,288
	G Shank Enterprise Co. Ltd.	51,888	178,994
	Gallant Precision Machining Co. Ltd.	11,000	28,644
#	Gamania Digital Entertainment Co. Ltd.	34,000	43,968
*	GCS Holdings, Inc.	18,758	197,633
	GEM Services, Inc.	25,210	94,467
#	Gemtek Technology Corp.	153,000	144,045
*	General Interface Solution GIS Holding Ltd.	30,000	50,387
	Generalplus Technology, Inc.	19,000	27,456
#	Genesys Logic, Inc.	21,000	58,856
	Genius Electronic Optical Co. Ltd.	35,616	522,839
	GeoVision, Inc.	20,449	36,336
	Getac Holdings Corp.	163,000	567,786
	GFC Ltd.	15,000	56,922
	Giant Manufacturing Co. Ltd.	86,994	226,866

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Giantplus Technology Co. Ltd.	91,000	$44,048
#	Gigabyte Technology Co. Ltd.	137,000	1,413,906
*	Gigasolar Materials Corp.	16,790	53,341
#*	Gigastorage Corp.	129,000	121,959
#	Global Brands Manufacture Ltd.	116,028	290,185
	Global Lighting Technologies, Inc.	23,000	24,724
	Global Mixed Mode Technology, Inc.	21,000	158,346
	Global PMX Co. Ltd.	14,000	68,988
#	Global Unichip Corp.	13,000	1,488,646
	Globaltek Fabrication Co. Ltd.	12,000	24,424
	Globalwafers Co. Ltd.	41,000	1,035,585
	Globe Union Industrial Corp.	110,048	35,655
#	Gloria Material Technology Corp.	165,680	162,272
*	GlycoNex, Inc.	13,000	8,978
	GMI Technology, Inc.	20,000	26,318
	Gold Circuit Electronics Ltd.	97,000	2,324,919
	Golden Long Teng Development Co. Ltd.	12,000	8,524
#	Goldsun Building Materials Co. Ltd., Class C	284,338	273,645
	Good Will Instrument Co. Ltd.	25,000	55,473
	Gordon Auto Body Parts	24,000	19,440
*	Gourmet Master Co. Ltd.	31,237	60,846
	Grand Fortune Securities Co. Ltd.	82,159	35,535
#*	Grand Pacific Petrochemical	288,478	99,829
	Grand Process Technology Corp.	2,000	143,499
	GrandTech CG Systems, Inc.	22,775	29,806
	Grape King Bio Ltd.	30,000	82,500
	Great China Metal Industry	77,000	49,046
	Great Taipei Gas Co. Ltd.	75,000	67,595
#	Great Tree Pharmacy Co. Ltd.	34,872	84,297
#	Great Wall Enterprise Co. Ltd.	233,571	404,034
	Greatek Electronics, Inc.	148,000	451,599
		Shares	Value»
TAIWAN — (Continued)
	Green World FinTech Service Co. Ltd.	28,000	$35,229
#	Group Up Industrial Co. Ltd.	12,000	124,233
	GTM Holdings Corp.	52,000	50,915
	Gudeng Precision Industrial Co. Ltd.	11,393	137,831
	Hannstar Board Corp.	117,393	239,407
*	HannStar Display Corp.	842,000	316,721
*	HannsTouch Holdings Co.	188,079	57,070
	Hanpin Electron Co. Ltd.	14,000	21,845
*	Harvatek Corp.	62,000	40,644
	Heran Co. Ltd.	16,800	28,389
	Hey Song Corp.	106,000	110,609
	Hi-Clearance, Inc.	8,000	32,133
	Highlight Tech Corp.	19,096	47,578
#	Highwealth Construction Corp.	484,695	657,423
	Hi-Lai Foods Co. Ltd.	6,000	31,921
	HIM International Music, Inc.	11,900	31,069
*	Hitron Technology, Inc.	38,559	27,855
#	Hiwin Technologies Corp.	68,949	641,679
	Hiyes International Co. Ltd.	18,379	43,562
	Ho Tung Chemical Corp.	225,125	90,180
	Hocheng Corp.	105,780	79,199
	Holdings-Key Electric Wire & Cable Co. Ltd.	39,000	45,852
	Holiday Entertainment Co. Ltd.	15,300	24,736
*	Holtek Semiconductor, Inc.	48,000	78,273
	Holy Stone Enterprise Co. Ltd.	49,425	671,260
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	746,624	5,701,972
	Hong Pu Real Estate Development Co. Ltd.	55,000	30,884
	Hong TAI Electric Industrial	66,000	61,785
	Horizon Securities Co. Ltd.	119,780	57,600
#*	Hota Industrial Manufacturing Co. Ltd.	58,263	83,622
#	Hotai Finance Co. Ltd.	70,544	133,387

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hotai Motor Co. Ltd.	45,180	$775,379
	Hsin Kuang Steel Co. Ltd.	36,000	42,120
	Hsin Yung Chien Co. Ltd.	12,390	33,592
	Hsing TA Cement Co.	70,000	29,830
	Hsin-Li Chemical Industrial Corp.	13,000	16,545
	HTC Corp.	207,000	253,754
#	Hu Lane Associate, Inc.	30,457	108,723
#	HUA ENG Wire & Cable Co. Ltd.	132,000	119,537
#	Hua Nan Financial Holdings Co. Ltd., Class C	1,749,869	2,350,438
#	Hua Yu Lien Development Co. Ltd.	43,837	49,101
#	Huaku Development Co. Ltd.	107,273	322,592
	Huang Hsiang Construction Corp.	34,934	35,416
	Hung Ching Development & Construction Co. Ltd.	54,000	73,600
	Hung Sheng Construction Ltd.	114,664	60,485
	HUSHAN Autoparts, Inc.	5,000	10,902
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	30,022
	Hwacom Systems, Inc.	35,000	41,505
#	Hwang Chang General Contractor Co. Ltd.	45,783	52,185
	Ibase Technology, Inc.	41,000	68,951
#	IBF Financial Holdings Co. Ltd.	1,282,285	618,672
*	IC Plus Corp.	7,000	14,012
	ICARES Medicus, Inc.	2,000	4,325
#	Ichia Technologies, Inc.	94,000	149,343
*	Ideal Bike Corp.	20,000	2,644
	IEI Integration Corp.	43,340	113,625
	In Win Development, Inc.	10,000	19,419
	Infortrend Technology, Inc.	88,000	93,081
	Info-Tek Corp.	12,000	10,677
	Innodisk Corp.	25,012	965,664
	Innolux Corp.	1,557,504	2,137,448
		Shares	Value»
TAIWAN — (Continued)
	Inpaq Technology Co. Ltd.	23,945	$52,177
#	Insyde Software Corp.	13,200	82,994
	Intai Technology Corp.	12,400	47,936
#	Integrated Service Technology, Inc.	30,603	131,043
*	IntelliEPI, Inc.	6,000	62,238
	Interactive Digital Technologies, Inc.	5,000	11,421
*	International CSRC Investment Holdings Co.	241,562	71,785
#	International Games System Co. Ltd., Class C	45,000	1,076,889
	Inventec Corp.	573,000	1,075,875
	Iron Force Industrial Co. Ltd.	14,519	34,948
	I-Sheng Electric Wire & Cable Co. Ltd.	33,000	46,535
#	ITE Technology, Inc.	42,000	160,457
	ITEQ Corp.	86,029	686,430
	Jarllytec Co. Ltd.	21,525	46,967
	Jean Co. Ltd.	61,962	37,129
	Jentech Precision Industrial Co. Ltd.	4,998	517,694
	Jetway Information Co. Ltd.	11,000	15,861
	Jetwell Computer Co. Ltd.	10,720	72,335
	Jia Wei Lifestyle, Inc.	21,464	16,753
	Jih Lin Technology Co. Ltd.	20,000	43,181
	Jiin Yeeh Ding Enterprise Co. Ltd.	18,000	49,914
#	Jinan Acetate Chemical Co. Ltd.	161,070	237,531
	Jiu Han System Technology Co. Ltd.	4,000	36,332
#	Johnson Health Tech Co. Ltd.	23,000	87,073
#	JPC connectivity, Inc.	22,250	195,367
#	JPP Holding Co. Ltd.	13,450	113,468
#	JSL Construction & Development Co. Ltd.	63,628	119,519
*	K Laser Technology, Inc.	44,000	21,647
	Kaimei Electronic Corp.	31,120	108,556
	Kaori Heat Treatment Co. Ltd.	9,000	235,929
	Kedge Construction Co. Ltd.	17,791	55,640

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Keding Enterprises Co. Ltd.	3,000	$11,143
	KEE TAI Properties Co. Ltd.	116,430	34,181
	Kenda Rubber Industrial Co. Ltd.	132,316	73,902
	Kerry TJ Logistics Co. Ltd.	53,000	47,630
	Keystone Microtech Corp.	6,000	165,684
	KGI Financial Holding Co. Ltd.	3,439,608	3,249,676
	KHGEARS International Ltd.	7,000	31,706
	Kindom Development Co. Ltd.	134,520	143,744
	King Chou Marine Technology Co. Ltd.	36,340	48,195
	King Polytechnic Engineering Co. Ltd.	8,000	12,369
	King Slide Works Co. Ltd.	7,000	1,677,350
#	King Yuan Electronics Co. Ltd.	536,550	3,623,953
*	King's Town Construction Co. Ltd.	34,000	37,491
	Kinik Co.	18,000	350,187
#*	Kinko Optical Co. Ltd.	42,365	82,927
	Kinpo Electronics	566,000	516,169
	Kinsus Interconnect Technology Corp.	134,902	2,557,892
	KMC Kuei Meng International, Inc.	17,300	47,401
*	KNH Enterprise Co. Ltd.	76,000	31,975
*	KS Terminals, Inc.	32,000	54,158
	Kuang Hong Arts Management, Inc.	12,000	32,629
	Kung Long Batteries Industrial Co. Ltd.	15,000	58,522
	Kung Sing Engineering Corp.	190,573	56,217
#	Kuo Toong International Co. Ltd.	80,315	127,890
*	Kuo Yang Construction Co. Ltd.	66,360	36,782
	Kwong Lung Enterprise Co. Ltd.	34,000	45,084
	L&K Engineering Co. Ltd.	72,762	1,565,800
	LAN FA Textile	93,000	34,099
		Shares	Value»
TAIWAN — (Continued)
#	Lanner Electronics, Inc.	31,850	$74,097
#	Largan Precision Co. Ltd. (3008 TT)	23,000	2,851,255
	Laster Tech Co. Ltd.	36,000	21,129
	Leadtrend Technology Corp.	12,239	18,571
*	Lealea Enterprise Co. Ltd.	207,560	45,013
#	Lelon Electronics Corp.	28,000	186,423
	Lemtech Holdings Co. Ltd.	10,138	25,513
	Leo Systems, Inc.	20,000	21,480
*	Leofoo Development Co. Ltd.	19,000	9,473
*	Li Peng Enterprise Co. Ltd.	236,600	49,343
	Lian HWA Food Corp.	40,978	102,877
#	Lien Hwa Industrial Holdings Corp.	317,796	394,372
	LINE Pay Taiwan Ltd.	2,100	17,411
	Lingsen Precision Industries Ltd.	117,000	105,084
	Lion Travel Service Co. Ltd.	27,000	122,405
	Lite-On Technology Corp.	339,417	2,150,981
#	Liton Technology Corp.	27,000	58,194
	Long Da Construction & Development Corp.	64,050	55,932
*	Longchen Paper & Packaging Co. Ltd.	175,641	53,473
#	Longwell Co.	33,000	209,167
	Loop Telecommunication International, Inc.	14,000	23,167
	Lotes Co. Ltd.	18,700	1,053,922
	Lotus Pharmaceutical Co. Ltd.	14,000	74,950
	Loyalty Founder Enterprise Co. Ltd.	15,000	10,031
	Lucky Cement Corp.	35,000	12,913
	Lumax International Corp. Ltd.	24,440	84,195
*	Lung Yen Life Service Corp.	39,000	57,196
	Lungteh Shipbuilding Co. Ltd.	15,750	63,441
	Luxe Green Energy Technology Co. Ltd.	30,811	16,349
#	LuxNet Corp.	16,000	177,086
	M3 Technology, Inc.	9,000	21,474

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Macauto Industrial Co. Ltd.	17,000	$27,654
	Macroblock, Inc.	15,000	23,246
*	Macronix International Co. Ltd.	700,798	2,104,952
	Makalot Industrial Co. Ltd.	65,702	445,361
	Marketech International Corp.	24,000	341,607
	Materials Analysis Technology, Inc.	18,556	119,711
	Maxigen Biotech, Inc.	18,000	22,177
	Mayer Steel Pipe Corp.	76,800	50,188
*	Mechema Chemicals International Corp.	16,000	33,338
	MediaTek, Inc.	81,000	8,628,742
*	Medigen Biotechnology Corp.	32,000	30,639
	Mega Financial Holding Co. Ltd.	2,377,626	3,897,341
#	Mega Union Technology, Inc.	18,200	401,028
#*	Megaforce Co. Ltd.	26,000	23,018
	Meiloon Industrial Co.	24,600	16,396
	Mercuries & Associates Holding Ltd.	173,609	91,286
#	Mercuries Data Systems Ltd.	30,000	20,774
*	Mercuries Life Insurance Co. Ltd.	796,190	242,833
	Merida Industry Co. Ltd.	70,000	166,458
	Merry Electronics Co. Ltd.	63,757	157,859
#	METAAGE Corp.	28,000	33,292
*	Microbio Co. Ltd.	1,099	469
	Microprogram Information Co. Ltd.	6,000	10,711
#	Micro-Star International Co. Ltd.	234,000	1,013,866
	Mildef Crete, Inc.	18,000	68,100
	MIN AIK Technology Co. Ltd.	37,600	30,960
#	Mitac Holdings Corp.	435,916	1,164,724
*	Mobiletron Electronics Co. Ltd.	12,000	11,995
	momo.com, Inc.	33,615	253,035
*	MOSA Industrial Corp.	69,658	35,298
*	Mosel Vitelic, Inc.	21,000	20,535
	Motech Industries, Inc.	112,000	75,333
		Shares	Value»
TAIWAN — (Continued)
	MPI Corp.	9,000	$1,432,581
#	MSSCORPS Co. Ltd.	15,721	164,319
	My Humble House Hospitality Management Consulting	30,000	32,484
	Nak Sealing Technologies Corp.	25,000	88,702
	Namchow Holdings Co. Ltd.	55,000	57,316
	Nan Kang Rubber Tire Co. Ltd.	143,683	146,824
	Nan Pao Resins Chemical Co. Ltd.	15,000	142,331
	Nan Ya Plastics Corp.	1,081,000	5,136,190
	Nan Ya Printed Circuit Board Corp.	42,000	1,156,387
	Nantex Industry Co. Ltd.	64,780	54,822
#*	Nanya Technology Corp.	259,432	2,773,647
	National Aerospace Fasteners Corp.	8,853	36,680
	National Petroleum Co. Ltd.	18,000	31,141
	Netronix, Inc.	17,000	45,659
*	New Asia Construction & Development Corp.	60,000	26,118
	New Best Wire Industrial Co. Ltd.	14,400	11,464
*	New Era Electronics Co. Ltd.	26,000	29,036
*	Newmax Technology Co. Ltd.	18,000	14,685
	Nextronics Engineering Corp.	7,000	23,765
	Nichidenbo Corp.	52,030	196,661
	Nien Hsing Textile Co. Ltd.	6,245	3,377
	Nien Made Enterprise Co. Ltd.	49,000	577,721
	Niko Semiconductor Co. Ltd.	17,632	34,255
	Nishoku Technology, Inc.	16,000	54,159
	North-Star International Co. Ltd.	8,189	4,824
#	Nova Technology Corp.	10,000	81,792
	Novatek Microelectronics Corp.	149,000	2,354,883
	O-Bank Co. Ltd.	458,620	145,146
*	OBI Pharma, Inc.	13,500	10,432

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ocean Plastics Co. Ltd.	52,000	$52,222
	OK Biotech Co. Ltd.	21,000	9,333
*	Onano Industrial Corp.	14,000	14,924
*	Oneness Biotech Co. Ltd.	117,000	150,783
	Optimax Technology Corp.	38,000	25,806
	Orient Europharma Co. Ltd.	8,000	11,719
#	Orient Semiconductor Electronics Ltd.	146,107	179,982
*	Oriental Union Chemical Corp.	197,000	78,184
	O-TA Precision Industry Co. Ltd.	21,422	35,503
	Pacific Construction Co.	29,000	7,846
	Pacific Hospital Supply Co. Ltd.	16,496	38,723
	Paiho Shih Holdings Corp.	61,066	30,959
	Pan Asia Chemical Corp.	51,120	36,091
	Pan German Universal Motors Ltd.	7,000	49,649
	Pan Jit International, Inc.	111,700	393,962
#	Pan-International Industrial Corp.	165,000	207,355
	Panion & BF Biotech, Inc.	17,000	30,680
	Parade Technologies Ltd.	26,000	445,550
*	Paragon Technologies Co. Ltd.	31,000	24,063
#	Parpro Corp.	19,000	55,241
*	PChome Online, Inc.	57,268	44,868
	PCL Technologies, Inc.	3,379	11,987
	P-Duke Technology Co. Ltd.	23,968	87,279
#	Pegatron Corp.	453,000	1,172,172
#	Pegavision Corp.	14,684	146,096
	PharmaEngine, Inc.	27,000	51,161
	PharmaEssentia Corp.	50,131	1,630,943
*	Phihong Technology Co. Ltd.	61,000	39,431
	Phison Electronics Corp.	36,000	1,771,752
	Phoenix Silicon International Corp.	42,000	311,491
	Phoenix Tours International, Inc.	12,600	17,287
		Shares	Value»
TAIWAN — (Continued)
*	Phytohealth Corp.	40,000	$13,921
#	Pixart Imaging, Inc.	51,000	300,230
	Planet Technology Corp.	14,000	62,774
*	Polaris Group	53,000	17,710
	Polytronics Technology Corp.	21,564	34,066
	Posiflex Technology, Inc.	14,000	83,753
	Pou Chen Corp.	613,000	453,521
	Power Wind Health Industry, Inc.	15,968	82,784
*	Powerchip Semiconductor Manufacturing Corp.	884,000	1,445,792
	Powertech Technology, Inc.	289,000	2,066,238
	Powertip Image Corp.	8,000	16,971
	Poya International Co. Ltd.	27,576	614,336
#	President Chain Store Corp.	240,000	1,661,957
#	President Securities Corp.	501,217	665,782
	Primax Electronics Ltd.	181,000	364,080
*	Prime Electronics & Satellitics, Inc.	40,000	14,135
	Prince Housing & Development Corp.	281,000	74,500
*	Princeton Technology Corp.	41,000	17,581
	Pro Hawk Corp.	6,000	29,933
	Promate Electronic Co. Ltd.	75,398	109,889
	Prosperity Dielectrics Co. Ltd.	35,086	153,525
	PSS Co. Ltd.	9,000	40,893
	Qing Song Health Co. Ltd.	9,000	10,434
#	Qisda Corp.	378,600	317,492
	QST International Corp.	27,609	33,859
	Qualipoly Chemical Corp.	21,000	108,850
	Quang Viet Enterprise Co. Ltd.	18,241	34,159
#	Quanta Computer, Inc.	115,000	1,023,029
#	Quanta Storage, Inc.	62,000	126,502
*	Quintain Steel Co. Ltd.	68,209	18,463
	Radiant Opto-Electronics Corp.	159,000	402,448

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Radium Life Tech Co. Ltd.	207,981	$67,387
	Rafael Microelectronics, Inc.	3,821	15,396
#	Raydium Semiconductor Corp.	21,000	146,092
	Rayzher Industrial Co. Ltd.	5,000	24,772
#	Realtek Semiconductor Corp.	121,000	2,509,152
	Rechi Precision Co. Ltd.	78,000	56,684
	Rexon Industrial Corp. Ltd.	39,000	34,588
	Rich Development Co. Ltd.	167,530	39,898
	RichWave Technology Corp.	3,000	8,920
	RiTdisplay Corp.	7,000	6,364
*	Ritek Corp.	221,084	72,272
	Ruby Tech Corp.	13,791	21,264
#	Ruentex Development Co. Ltd.	553,888	460,967
#	Ruentex Engineering & Construction Co.	31,920	160,669
	Ruentex Industries Ltd.	201,904	325,644
	Run Long Construction Co. Ltd.	108,180	110,158
#	Sakura Development Co. Ltd.	85,034	111,550
	Sampo Corp.	104,400	75,223
	San Fang Chemical Industry Co. Ltd.	48,679	47,599
	San Fu Chemical Co. Ltd.	12,000	39,646
	San Lien Technology Corp. Ltd.	6,300	14,358
	San Shing Fastech Corp.	44,000	76,574
	Sanyang Motor Co. Ltd.	163,000	325,782
	Savior Lifetec Corp.	76,975	40,121
	SCI Pharmtech, Inc.	17,901	26,170
	Scientech Corp.	5,000	98,278
	ScinoPharm Taiwan Ltd.	70,000	41,563
	SciVision Biotech, Inc.	14,000	21,361
	SDI Corp.	35,000	154,496
	Sea Sonic Electronics Co. Ltd.	14,000	27,876
		Shares	Value»
TAIWAN — (Continued)
	Securitag Assembly Group Co. Ltd.	9,000	$30,960
	Senao International Co. Ltd.	28,000	24,844
#	Senao Networks, Inc.	11,630	42,451
	Sensortek Technology Corp.	9,000	41,861
#	Sercomm Corp.	85,000	215,090
#	Sesoda Corp.	79,104	117,054
#	Shanghai Commercial & Savings Bank Ltd.	703,872	987,092
	Sharehope Medicine Co. Ltd.	18,565	10,872
	Sheng Yu Steel Co. Ltd.	40,000	25,570
	ShenMao Technology, Inc.	21,000	63,111
	Shieh Yih Machinery Industry Co. Ltd.	28,000	20,268
#	Shih Her Technologies, Inc.	20,393	105,887
*	Shih Wei Navigation Co. Ltd.	165,666	66,585
	Shihlin Electric & Engineering Corp.	80,000	479,148
*	Shihlin Paper Corp.	15,000	21,822
	Shin Hsiung Natural Gas Co. Ltd.	15,118	18,703
	Shin Ruenn Development Co. Ltd.	23,673	30,366
	Shin Shin Natural Gas Co.	8,000	10,491
#	Shin Zu Shing Co. Ltd.	54,673	286,007
*	Shining Building Business Co. Ltd.	156,632	37,984
	Shinkong Insurance Co. Ltd.	78,000	387,562
	Shinkong Synthetic Fibers Corp.	548,000	348,305
	Shinkong Textile Co. Ltd.	46,000	95,800
	Shiny Chemical Industrial Co. Ltd.	41,432	190,757
*	Shuttle, Inc.	77,000	37,159
	Sigurd Microelectronics Corp.	204,226	1,160,392
	Silergy Corp.	71,000	884,340
	Silicon Integrated Systems Corp.	136,000	203,657
	Silicon Optronics, Inc.	15,000	24,554

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Silicon Power Computer & Communications, Inc.	13,000	$49,875
	Silitech Technology Corp.	6,000	6,000
	Simplo Technology Co. Ltd.	51,600	557,678
#	Sinbon Electronics Co. Ltd.	72,064	652,053
	Sincere Navigation Corp.	133,900	125,463
	Singatron Enterprise Co. Ltd.	10,000	9,361
	Sinmag Equipment Corp.	13,420	46,714
	Sino-American Silicon Products, Inc.	197,000	932,517
#	Sinon Corp.	180,000	216,583
	SinoPac Financial Holdings Co. Ltd.	2,743,124	3,421,058
	Sinopower Semiconductor, Inc.	7,000	47,657
	Sinphar Pharmaceutical Co. Ltd.	50,249	49,223
	Sinyi Realty, Inc.	63,544	40,033
	Sirtec International Co. Ltd.	25,800	19,311
#	Sitronix Technology Corp.	51,000	414,402
#	Siward Crystal Technology Co. Ltd.	64,000	120,011
	Sixxon Tech Co. Ltd.	3,000	14,340
	Soft-World International Corp.	21,000	64,448
#	Solar Applied Materials Technology Corp.	117,398	358,992
	Solteam, Inc.	11,849	17,453
	Sonix Technology Co. Ltd.	41,000	64,733
	Southeast Cement Co. Ltd.	63,000	31,359
*	Spectrum Electrics Corp.	35,000	24,313
	Speed Tech Corp.	41,824	35,253
	Sporton International, Inc.	27,330	161,672
	Sports Gear Co. Ltd.	12,000	25,489
	St. Shine Optical Co. Ltd.	14,000	39,757
	Standard Chemical & Pharmaceutical Co. Ltd.	35,200	61,583
		Shares	Value»
TAIWAN — (Continued)
	Standard Foods Corp.	121,402	$109,557
	Stark Technology, Inc.	23,200	118,479
*	Starlux Airlines Co. Ltd.	138,000	92,248
#	S-Tech Corp.	60,104	31,879
*	Sun Yad Construction Co. Ltd.	124,432	38,262
	Sunjuice Holdings Co. Ltd.	5,256	29,622
*	Sunko INK Co. Ltd.	55,250	32,213
	SunMax Biotechnology Co. Ltd.	11,000	129,795
	Sunny Friend Environmental Technology Co. Ltd.	23,737	55,917
	Sunonwealth Electric Machine Industry Co. Ltd.	78,823	315,577
	Sunplus Innovation Technology, Inc.	6,160	26,764
*	Sunplus Technology Co. Ltd.	183,000	138,740
	Sunrex Technology Corp.	34,561	40,197
	Sunspring Metal Corp.	41,351	23,985
	Superalloy Industrial Co. Ltd.	48,000	79,886
	Supreme Electronics Co. Ltd.	193,060	472,353
#	Swancor Holding Co. Ltd.	20,000	56,147
	Sweeten Real Estate Development Co. Ltd.	26,449	18,692
#	Symtek Automation Asia Co. Ltd.	16,730	68,299
#	Syncmold Enterprise Corp.	45,000	90,776
#	Synmosa Biopharma Corp.	144,362	129,170
	Synnex Technology International Corp.	396,250	1,136,459
	Syn-Tech Chem & Pharm Co. Ltd.	8,000	17,811
	Syscom Computer Engineering Co.	18,000	29,620
#	Systex Corp.	54,000	255,616
	T3EX Global Holdings Corp.	35,039	71,677
	TA Chen Stainless Pipe	578,671	771,527
	Ta Ya Electric Wire & Cable	199,337	206,650

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TA-I Technology Co. Ltd.	34,750	$112,977
	Tai Tung Communication Co. Ltd.	28,511	14,402
	Taichung Commercial Bank Co. Ltd.	1,552,147	981,854
	TaiDoc Technology Corp.	16,471	65,312
	Taiflex Scientific Co. Ltd.	73,280	380,554
	Taimide Tech, Inc.	34,450	69,492
	Tainan Enterprises Co. Ltd.	37,000	22,764
	Tainan Spinning Co. Ltd.	287,240	107,425
*	Tainergy Tech Co. Ltd.	36,000	15,497
#	Tai-Saw Technology Co. Ltd.	27,000	36,346
	TaiSol Electronics Co. Ltd.	17,000	30,221
	Taisun Enterprise Co. Ltd.	69,000	33,974
	Taita Chemical Co. Ltd.	77,000	29,410
#	TAI-TECH Advanced Electronics Co. Ltd.	23,000	134,221
	Taitien Electronics Co. Ltd.	13,000	15,709
	Taiwan Acceptance Corp.	96,384	243,745
#	Taiwan Business Bank	2,205,888	1,237,934
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	121,813
	Taiwan Cogeneration Corp.	173,897	313,850
	Taiwan Cooperative Financial Holding Co. Ltd.	2,396,348	2,041,964
	Taiwan FamilyMart Co. Ltd.	16,000	93,711
#	Taiwan Fertilizer Co. Ltd.	163,000	230,341
	Taiwan Fire & Marine Insurance Co. Ltd.	67,200	123,140
	Taiwan Fructose Co. Ltd.	35,000	21,219
	Taiwan FU Hsing Industrial Co. Ltd.	40,000	47,864
#*	Taiwan Glass Industry Corp.	400,046	552,832
	Taiwan High Speed Rail Corp.	327,000	262,427
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hon Chuan Enterprise Co. Ltd.	102,149	$403,866
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	60,069	79,051
*	Taiwan IC Packaging Corp.	20,380	9,404
††	Taiwan Land Development Corp.	269,666	4,193
	Taiwan Line Tek Electronic	31,390	19,085
*	Taiwan Mask Corp.	74,374	82,860
	Taiwan Mobile Co. Ltd.	564,000	1,958,789
	Taiwan Navigation Co. Ltd.	88,000	77,065
	Taiwan Optical Platform Co. Ltd.	5,356	13,132
#	Taiwan Paiho Ltd.	81,000	113,889
	Taiwan PCB Techvest Co. Ltd.	70,000	64,549
	Taiwan Sakura Corp.	51,200	129,456
	Taiwan Sanyo Electric Co. Ltd.	39,000	37,702
	Taiwan Secom Co. Ltd.	74,000	249,416
#	Taiwan Semiconductor Co. Ltd.	56,000	122,543
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,218,000	90,089,661
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	103,467	41,826,535
	Taiwan Shin Kong Security Co. Ltd.	74,560	92,863
*	Taiwan Styrene Monomer	119,000	26,897
	Taiwan Surface Mounting Technology Corp.	78,800	337,220
	Taiwan Taxi Co. Ltd.	11,292	51,500
*	Taiwan TEA Corp.	154,000	52,155
	Taiwan Union Technology Corp.	72,000	2,410,704
#*	Taiwan-Asia Semiconductor Corp.	117,889	98,481
	Taiyen Biotech Co. Ltd.	42,000	41,585
#	Tatung Co. Ltd.	399,100	298,430
	Tatung System Technologies, Inc.	6,000	10,430

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	TBI Motion Technology Co. Ltd.	11,000	$15,344
#	TCC Group Holdings Co. Ltd.	1,379,102	1,032,621
#	TCI Co. Ltd.	35,256	122,724
	Te Chang Construction Co. Ltd.	34,767	75,063
#	Teco Electric & Machinery Co. Ltd.	440,000	868,910
	Tehmag Foods Corp.	8,560	67,493
	Tera Autotech Corp.	29,187	28,539
	Test Research, Inc.	42,000	342,868
	Test Rite International Co. Ltd.	62,000	42,316
	Thinking Electronic Industrial Co. Ltd.	24,000	159,625
	Thye Ming Industrial Co. Ltd.	26,130	56,285
	Tigerair Taiwan Co. Ltd.	68,000	120,357
	Tofu Restaurant Co. Ltd.	4,000	21,510
	Ton Yi Industrial Corp.	241,000	111,364
	Tong Hsing Electronic Industries Ltd.	57,233	277,720
#	Tong Yang Industry Co. Ltd.	129,000	282,836
#	Tong-Tai Machine & Tool Co. Ltd.	85,060	69,772
	Top Bright Holding Co. Ltd.	3,000	21,534
	Top Union Electronics Corp.	25,999	19,414
#	Topco Scientific Co. Ltd.	50,288	767,593
	Topco Technologies Corp.	15,000	33,134
	Topkey Corp.	26,000	132,390
#	Topoint Technology Co. Ltd.	66,232	647,850
	TPK Holding Co. Ltd.	88,000	147,254
	Trade-Van Information Services Co.	15,000	43,352
#	Transcend Information, Inc.	62,000	550,617
	Tripod Technology Corp.	149,000	1,672,978
	Trusval Technology Co. Ltd.	7,352	50,825
	TS Financial Holding Co. Ltd (2887 TT)	4,659,239	5,130,306
*	TS Financial Holding Co. Ltd (28871 TT)	599,004	176,019
		Shares	Value»
TAIWAN — (Continued)
	TSC Auto ID Technology Co. Ltd.	8,680	$49,096
	TSRC Corp.	98,000	63,731
	Ttet Union Corp.	15,000	71,619
	TTFB Co. Ltd.	5,493	27,347
#	TTY Biopharm Co. Ltd.	74,000	169,886
*	Tul Corp.	19,000	32,424
	Tung Ho Steel Enterprise Corp.	248,570	571,616
	Tung Thih Electronic Co. Ltd.	21,736	29,784
	TURVO International Co. Ltd.	10,410	59,788
#	TXC Corp.	99,000	452,077
#	TYC Brother Industrial Co. Ltd.	60,000	51,769
*	Tycoons Group Enterprise	100,991	23,630
	Tyntek Corp.	110,000	167,498
	U-BEST Innovative Technology Co. Ltd.	38,117	11,742
	Ubright Optronics Corp.	9,000	15,044
#	UDE Corp.	34,000	108,835
	Ultra Chip, Inc.	19,000	38,283
	U-Ming Marine Transport Corp.	189,000	364,407
	Unic Technology Corp.	28,000	21,250
	Unimicron Technology Corp.	361,548	8,482,989
	Union Bank of Taiwan	747,845	477,699
	Union Insurance Co. Ltd.	11,000	11,433
#	Uni-President Enterprises Corp.	1,339,560	3,046,112
	Unitech Computer Co. Ltd.	29,000	51,782
#	Unitech Printed Circuit Board Corp.	208,079	230,363
	United Alloy-Tech Co.	18,065	32,690
	United Integrated Services Co. Ltd.	60,000	2,007,957
	United Microelectronics Corp. (2303 TT)	959,000	3,587,712
	United Orthopedic Corp.	24,422	62,907
	United Radiant Technology	18,000	10,706
*	United Renewable Energy Co. Ltd.	463,206	230,367
	Univacco Technology, Inc.	17,000	28,627

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Universal Cement Corp.	213,397	$175,954
	Universal Vision Biotechnology Co. Ltd.	20,476	83,275
	UPC Technology Corp.	122,221	38,734
	UPI Semiconductor Corp.	17,000	103,063
	Userjoy Technology Co. Ltd.	11,311	25,627
	USI Corp.	200,204	69,091
	Utechzone Co. Ltd.	15,000	73,699
	UVAT Technology Co. Ltd.	9,000	19,508
	Value Valves Co. Ltd.	10,000	25,041
	Vanguard International Semiconductor Corp.	228,146	1,045,907
	Ve Wong Corp.	18,000	27,070
	Ventec International Group Co. Ltd., Class C	21,000	127,115
	VIA Labs, Inc.	5,000	14,115
	Via Technologies, Inc.	2,000	4,304
	Viking Tech Corp.	16,000	30,086
	Visco Vision, Inc.	13,000	73,618
#	VisEra Technologies Co. Ltd.	20,000	257,706
	Visual Photonics Epitaxy Co. Ltd.	29,500	257,936
	Vizionfocus, Inc.	5,000	27,975
#	Voltronic Power Technology Corp.	27,442	805,070
*	Wafer Works Corp.	101,107	269,200
	Waffer Technology Corp.	37,789	42,321
	Wah Hong Industrial Corp.	27,000	32,060
	Wah Lee Industrial Corp.	76,500	263,556
#	Walsin Lihwa Corp.	925,145	887,806
	Walsin Technology Corp.	99,398	649,781
#	Walton Advanced Engineering, Inc.	127,000	142,525
	Wan Hai Lines Ltd.	151,500	395,178
	Waste Recovery Technology, Inc.	5,000	49,549
*	We & Win Development Co. Ltd.	42,000	14,323
*	WEI Chih Steel Industrial Co. Ltd.	43,000	20,525
	Wei Chuan Foods Corp.	80,000	30,121
		Shares	Value»
TAIWAN — (Continued)
	Weikeng Industrial Co. Ltd.	148,734	$202,337
	Well Shin Technology Co. Ltd.	34,000	41,844
	Welldone Co.	18,000	25,765
	Weltrend Semiconductor	22,000	36,725
	Wholetech System Hitech Ltd.	19,000	70,947
	Win Semiconductors Corp.	103,840	916,147
	Winbond Electronics Corp.	648,936	2,502,871
	Winmate, Inc.	13,000	66,375
#	Winstek Semiconductor Co. Ltd.	28,000	122,489
	WinWay Technology Co. Ltd.	4,000	702,087
	Wisdom Marine Lines Co. Ltd.	158,236	382,469
#	Wiselink Co. Ltd.	53,760	146,478
#	Wistron Corp.	623,288	3,342,689
	WITS Corp.	15,329	56,631
	Wiwynn Corp.	22,000	3,581,766
	WNC Corp.	112,796	755,976
#	Wonderful Hi-Tech Co. Ltd.	44,357	83,486
	Wowprime Corp.	35,184	254,354
	WPG Holdings Ltd.	425,520	1,458,892
	WT Microelectronics Co. Ltd.	130,829	789,612
	WUS Printed Circuit Co. Ltd.	70,735	306,132
	XAC Automation Corp.	18,000	18,233
	XinTec, Inc.	16,000	132,676
	Xxentria Technology Materials Corp.	50,813	57,346
	Ya Horng Electronic Co. Ltd.	6,000	9,062
	Yageo Corp.	267,172	4,021,286
	Yang Ming Marine Transport Corp.	323,215	505,649
	Yankey Engineering Co. Ltd.	23,725	472,262
	YC INOX Co. Ltd.	127,511	72,308
	Yea Shin International Development Co. Ltd.	95,440	63,875
	Yem Chio Co. Ltd.	157,014	69,664
	Yen Sun Technology Corp.	11,000	14,088
*††	Yeong Guan Energy Technology Group Co. Ltd.	54,598	7,028

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	YFC-Boneagle Electric Co. Ltd.	32,321	$24,179
	YFY, Inc.	469,000	419,401
	Yi Jinn Industrial Co. Ltd.	71,440	31,558
*	Yieh Hsing Enterprise Co. Ltd.	70,000	15,346
#*	Yieh Phui Enterprise Co. Ltd.	373,536	156,954
	Young Fast Optoelectronics Co. Ltd.	30,000	49,023
*	Young Optics, Inc.	14,000	29,403
	Youngtek Electronics Corp.	30,160	67,821
#	Yuan High-Tech Development Co. Ltd.	6,000	25,912
	Yuanta Financial Holding Co. Ltd.	1,701,906	3,550,494
	Yuanta Futures Co. Ltd.	36,913	99,916
	Yuen Chang Stainless Steel Co. Ltd., Class C	17,000	9,517
	Yuen Foong Yu Consumer Products Co. Ltd.	26,000	31,065
#	Yulon Motor Co. Ltd.	192,536	165,993
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	19,000	45,792
	Yungshin Construction & Development Co. Ltd.	30,000	46,548
	YungShin Global Holding Corp.	51,800	85,692
	Zeng Hsing Industrial Co. Ltd.	18,635	52,807
#	Zenitron Corp.	78,000	145,754
#	Zero One Technology Co. Ltd.	40,528	136,582
	Zhen Ding Technology Holding Ltd.	199,400	2,501,862
*	Zig Sheng Industrial Co. Ltd.	168,000	44,211
	ZillTek Technology Corp.	12,000	75,126
	Zippy Technology Corp.	45,000	74,730
	Zyxel Group Corp.	94,944	119,491
TOTAL TAIWAN			454,976,888
		Shares	Value»
THAILAND — (0.4%)
	AAPICO Hitech PCL (AH/F TB)	71,300	$33,846
	Absolute Clean Energy PCL	1,035,800	41,275
	Advanced Info Service PCL	69,800	792,849
	Advanced Information Technology PCL, Class F	290,300	42,745
	Advice IT Infinite PCL	59,500	13,150
	AEON Thana Sinsap Thailand PCL	36,400	114,312
	Airports of Thailand PCL	115,300	218,972
	Allianz Ayudhya Capital PCL	9,200	11,987
	Amata Corp. PCL	219,200	189,127
#	AP Thailand PCL	765,200	190,136
	Asia Plus Group Holdings PCL	679,600	49,129
	Asia Sermkij Leasing PCL ASK/F TB	25,333	9,162
	Asian Sea Corp. PCL	80,200	17,967
	Asset World Corp. PCL	915,100	80,762
	Assetwise PCL	44,370	9,909
	Aurora Design PCL	160,400	69,000
	B Grimm Power PCL	119,000	66,762
	Bangchak Corp. PCL	254,723	341,300
	Bangkok Airways PCL	161,600	93,398
	Bangkok Bank PCL (BBLF TB)	126,100	721,874
	Bangkok Chain Hospital PCL	215,100	66,290
#	Bangkok Commercial Asset Management PCL	545,900	112,510
	Bangkok Dusit Medical Services PCL, Class F	430,100	247,018
	Bangkok Expressway & Metro PCL	1,054,240	212,803
	Bangkok Land PCL	3,710,800	69,959
	Bangkok Life Assurance PCL, NVDR	92,300	71,869
	Banpu PCL	1,308,233	227,229
	BCPG PCL	240,000	50,812
	BEC World PCL	309,452	19,454
	Berli Jucker PCL	191,650	92,797
	Betagro PCL	245,600	156,943
	BKI Holdings PCL	15,100	168,175
#*	BTS Group Holdings PCL	4,397,300	281,418
	Bumrungrad Hospital PCL	145,900	817,982

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Cal-Comp Electronics Thailand PCL, Class F	656,343	$161,020
	Carabao Group PCL	91,500	140,111
	Central Pattana PCL	125,900	259,070
	Central Plaza Hotel PCL	119,900	137,487
#	Central Retail Corp. PCL CRCF TB	403,475	322,130
#	Charoen Pokphand Foods PCL	308,677	207,176
	Chularat Hospital PCL	659,100	31,304
	CK Power PCL	429,400	33,072
	Com7 PCL	278,400	253,968
	Cotto F	312,000	1,775
	CP ALL PCL	107,500	154,123
	CP Axtra PCL	144,328	64,218
	Delta Electronics Thailand PCL	145,300	1,189,697
	Dhipaya Group Holdings PCL	151,100	107,122
	Dohome PCL	102,800	12,141
	Don Muang Tollway PCL	126,200	47,275
	Dynasty Ceramic PCL	989,220	43,168
	Electricity Generating PCL	20,800	83,350
#*	Energy Absolute PCL	1,524,800	132,658
#	Erawan Group PCL	614,700	63,765
	Exotic Food PCL	42,200	25,114
#	Forth Corp. PCL	108,900	58,136
	Forth Smart Service PCL	108,900	25,921
	Frasers Property Thailand PCL	25,000	5,261
	GFPT PCL	249,700	73,243
	Global Power Synergy PCL	90,531	139,009
	Gulf Development PCL	99,189	197,722
	Gunkul Engineering PCL	948,800	143,061
	Haad Thip PCL	82,600	39,567
	Hana Microelectronics PCL	110,800	118,075
	Heng Leasing & Capital PCL	169,400	4,915
#	Home Product Center PCL	864,220	167,719
	Ichitan Group PCL	156,400	69,221
#	Indorama Ventures PCL	183,801	121,058
#	IRPC PCL	2,266,300	149,368
	I-TAIL Corp. PCL	61,200	31,928
		Shares	Value»
THAILAND — (Continued)
#*	Jasmine Technology Solution PCL	12,300	$11,079
	Jaymart Group Holdings PCL	130,700	43,314
	JMT Network Services PCL	216,880	77,728
	Karmarts PCL	213,900	47,048
	Kasikornbank PCL (KBANKF TB)	27,800	202,831
	KCG Corp. PCL	81,100	25,422
	KGI Securities Thailand PCL	416,900	64,181
#	Khon Kaen Sugar Industry PCL	625,296	30,100
	Kiatnakin Phatra Bank PCL	73,700	244,098
	Klinique Medical Clinic PCL	45,900	37,699
	Krung Thai Bank PCL	446,600	589,957
	Krungthai Card PCL	352,900	402,762
	Lalin Property PCL	23,700	3,107
#	Land & Houses PCL (LHF TB)	1,744,800	199,035
	Lanna Resources PCL	61,900	27,289
	LH Financial Group PCL	1,555,400	58,683
	Loxley PCL	909,200	39,151
	LPN Development PCL	565,100	27,209
	Major Cineplex Group PCL	140,100	29,940
	MBK PCL	241,112	162,831
	MC Group PCL	93,300	32,909
	MCS Steel PCL	147,300	35,011
	Mega Lifesciences PCL	105,200	119,518
	Minor International PCL	725,546	511,059
#	MK Restaurants Group PCL	72,700	46,384
#	Moshi Moshi Retail Corp. PLC	9,100	11,434
#	Muangthai Capital PCL	263,900	269,085
	Namyong Terminal PCL	168,000	20,536
	Northeast Rubber PCL	300,800	40,426
	NSL Foods PCL	14,900	10,256
	Osotspa PCL	346,700	181,999
	Plan B Media PCL	740,464	134,672
	Platinum Group PCL, Class F	364,300	15,297
	Polyplex Thailand PCL	171,000	71,994

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Praram 9 Hospital PCL	51,200	$27,399
	Precious Shipping PCL	166,200	40,007
#	Prima Marine PCL	247,496	74,825
*	Property Perfect PCL	1,919,885	2,880
	Pruksa Holding PCL	247,300	29,000
	PTG Energy PCL	451,300	101,927
	PTT Exploration & Production PCL	219,900	984,837
	PTT Global Chemical PCL	208,800	228,783
	PTT Oil & Retail Business PCL	455,700	174,272
	PTT PCL	867,100	999,565
	Quality Houses PCL	2,335,932	101,138
*	Rabbit Holdings PCL, Class F	1,879,934	20,773
	Rajthanee Hospital PCL	75,000	34,351
#	Ratch Group PCL	125,500	144,252
	Ratchaphruek Hospital PCL	70,600	10,533
	Ratchthani Leasing PCL	573,610	38,411
#	Regional Container Lines PCL	140,400	147,170
#	Rojana Industrial Park PCL	322,357	58,820
	S Hotels & Resorts PCL	530,400	26,608
	Sabina PCL	43,885	20,703
	Saha Pathana Inter-Holding PCL	42,525	41,046
	Saha Pathanapibul PCL	6,200	10,303
	Saha-Union PCL	22,400	18,449
	Samart Corp. PCL	126,000	22,145
#	Sansiri PCL	3,973,900	179,089
	Sappe PCL	47,800	49,491
	SC Asset Corp. PCL	638,425	38,590
	SCB X PCL	51,200	234,155
	SCG Packaging PCL	217,100	197,060
	SCGJWD Logistics PCL	77,700	22,765
	SEAFCO PCL	114,600	9,605
	Siam Cement PCL	62,000	470,504
	Siam Wellness Group PCL	183,000	18,081
	Siamgas & Petrochemicals PCL	221,200	53,343
	Sikarin PCL, Class F	149,100	35,917
	SISB PCL	127,100	37,022
	SKY ICT PCL	34,300	19,381
	Somboon Advance Technology PCL	74,100	35,710
	SPCG PCL	98,525	27,098
		Shares	Value»
THAILAND — (Continued)
	Sri Trang Agro-Industry PCL	176,740	$98,194
#	Sri Trang Gloves Thailand PCL	314,200	96,806
#	Srinanaporn Marketing PCL	125,200	26,569
	Sriracha Construction PCL	26,000	13,816
	Srisawad Capital 1969 PCL, Class F	443,686	24,964
	Srisawad Corp. PCL	132,734	97,692
	Star Petroleum Refining PCL	668,013	222,216
*	STP & I PCL	320,320	60,233
	Supalai PCL	303,900	144,234
*	Super Energy Corp. PCL	5,584,020	21,791
	TAC Consumer PCL	159,200	30,741
#	Taokaenoi Food & Marketing PCL, Class F	197,000	24,259
	Thai Coconut PCL	262,800	45,511
	Thai Life Insurance PCL	183,700	63,923
	Thai Oil PCL	181,184	354,537
	Thai Union Feedmill PCL	111,300	21,762
	Thai Union Group PCL	545,400	198,781
	Thai Vegetable Oil PCL	136,750	111,490
*	Thaicom PCL	27,500	8,951
#	Thaifoods Group PCL	591,300	173,227
	Thanachart Capital PCL	89,100	207,949
	Thoresen Thai Agencies PCL	501,600	75,865
#	TIDLOR Holdings PCL	275,268	156,400
	Tipco Asphalt PCL (TASCO/F TB)	132,881	55,585
	TIPCO Foods PCL	96,200	18,134
	Tisco Financial Group PCL (TISCO/F TB)	37,100	142,579
	TKS Technologies PCL	86,100	18,835
	TMBThanachart Bank PCL	2,544,149	232,538
	TOA Paint Thailand PCL	134,000	63,166
	TPI Polene PCL	2,035,300	54,747
	TPI Polene Power PCL	801,627	43,224
	TQM Alpha PCL	74,800	37,545
	Triple i Logistics PCL	38,800	5,315
	True Corp. PCL, NVDR	154,200	66,304

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	True Corp. PCL	709,593	$305,115
	TTW PCL	226,800	70,559
	United Paper PCL	73,700	18,212
	Univanich Palm Oil PCL	213,600	102,330
	VGI PCL	2,067,200	61,723
	WHA Corp. PCL	1,070,700	155,126
	Xspring Capital PCL	1,577,100	23,552
TOTAL THAILAND			22,881,421
TURKEY — (0.2%)
*	Adese Gayrimenkul Yatirim AS	1,436,882	26,215
	Akbank TAS	370,677	493,132
	Akcansa Cimento AS	2,348	11,729
*	Akfen Yenilenebilir Enerji AS, Class A	65,183	32,749
	Aksa Akrilik Kimya Sanayii AS	254,208	69,537
*	Aksa Enerji Uretim AS	29,357	58,166
*	Aksigorta AS	170,688	24,045
	Alarko Holding AS	38,338	81,479
	Albaraka Turk Katilim Bankasi AS	411,937	68,596
*	Alkim Alkali Kimya AS	53,714	17,588
*	Alves Kablo Sanayi Ve Ticaret AS	360,104	16,455
	Anadolu Anonim Turk Sigorta Sirketi	234,509	134,383
	Anadolu Efes Biracilik Ve Malt Sanayii AS	132,370	60,874
	Anadolu Hayat Emeklilik AS	26,264	63,435
*	Arcelik AS	9,532	19,515
	ARD Grup Bilisim Teknolojileri AS	37,506	57,192
	Aselsan Elektronik Sanayi Ve Ticaret AS	20,836	150,104
	Aygaz AS	9,782	54,479
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	20,231	18,868
*	Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi	81,269	8,383
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	68,123	17,607
	BIM Birlesik Magazalar AS	28,104	230,831
	Borusan Yatirim ve Pazarlama AS	421	15,134
		Shares	Value»
TURKEY — (Continued)
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	$5,813
*	Bursa Cimento Fabrikasi AS	47,810	5,070
#*	Can2 Termik AS	1,671,214	42,081
	Celebi Hava Servisi AS	350	10,633
	Coca-Cola Icecek AS	66,132	126,860
*	DAP Gayrimenkul Gelistirme AS, Class A	59,500	10,903
	Dogan Sirketler Grubu Holding AS	492,406	216,552
	Dogu Aras Enerji Yatirimlari AS	12,901	30,724
	Dogus Otomotiv Servis ve Ticaret AS	25,934	103,911
	Ebebek Magazacilik AS	11,799	21,895
	Eczacibasi Yatirim Holding Ortakligi AS	2,051	13,609
	Efor Yatirim Sanayi Ticaret AS	33,624	14,747
*	EGE Endustri VE Ticaret AS	118	13,087
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	59,410
Ω	Enerjisa Enerji AS	30,781	70,507
	Enka Insaat ve Sanayi AS	75,917	139,923
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,914	6,178
	Eregli Demir ve Celik Fabrikalari TAS	309,539	276,681
*	Europen Endustri Insaat Sanayi VE Ticaret AS	70,490	5,843
*	Fonet Bilgi Teknolojileri AS	185,571	20,544
#	Ford Otomotiv Sanayi AS	16,380	27,617
	Gentas Genel Metal Sanayi ve Ticaret AS	57,536	6,686
	Global Yatirim Holding AS	392,152	134,155
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	55,579	27,118

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	GSD Holding AS	159,061	$15,991
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	3,992	29,876
#*	Hektas Ticaret TAS	428,472	26,264
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	86,175	18,292
*	Info Yatirim AS	269,078	31,798
*	Is Finansal Kiralama AS	84,577	35,444
	Is Yatirim Menkul Degerler AS, Class A	123,776	90,004
*	Izdemir Enerji Elektrik Uretim AS	102,615	18,589
*	Izmir Demir Celik Sanayi AS	116,006	27,660
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	29,405	15,588
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,761	66,820
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	248,653	215,484
*	Karsan Otomotiv Sanayii Ve Ticaret AS	61,437	12,999
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	539,380	25,088
*	Kayseri Seker Fabrikasi AS	184,245	15,133
	Kervan Gida Sanayi Ve Ticaret AS	284,225	14,170
#	KOC Holding AS	38,439	159,034
	Kocaer Celik Sanayi Ve Ticaret AS	27,412	8,616
*	Konya Cimento Sanayii AS	70	5,378
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	15,349	7,312
	Logo Yazilim Sanayi Ve Ticaret AS	9,214	26,356
		Shares	Value»
TURKEY — (Continued)
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	83,288	$25,197
*	Margun Enerji Uretim Sanayi VE Ticaret AS	42,925	33,338
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	185,395	152,586
#*	MIA Teknoloji AS	19,115	12,422
	Migros Ticaret AS	4,758	62,582
*Ω	MLP Saglik Hizmetleri AS	16,988	144,809
*	Mogan Enerji Yatirim Holding AS	49,813	17,787
	Naturelgaz Sanayi ve Ticaret AS	68,195	16,095
*	NET Holding AS	46,404	44,474
	Nuh Cimento Sanayi AS	7,299	33,285
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	322,746	53,286
*	Orge Enerji Elektrik Taahhut AS	14,165	30,249
#	Oyak Cimento Fabrikalari AS	68,721	29,329
	Oyak Yatirim Menkul Degerler AS	19,738	13,947
#*	Pegasus Hava Tasimaciligi AS	60,775	195,574
#*	Petkim Petrokimya Holding AS	190,463	76,613
*	Politeknik Metal Sanayi ve Ticaret AS	48	4,594
*	Ral Yatirim Holding AS	7,326	37,086
*	Reysas Tasimacilik ve Lojistik Ticaret AS	42,672	19,966
	Ronesans Gayrimenkul Yatirim AS	6,058	25,533
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	124,252	61,991
#*	Sasa Polyester Sanayi AS	1,002,788	52,157
	Sekerbank Turk AS	437,478	64,498
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	30,439	136,600
*	Sok Marketler Ticaret AS	56,897	61,048

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	SUN Tekstil Sanayi Ve Ticaret AS	20,726	$21,505
	Suwen Tekstil Sanayi Pazarlama AS	141,871	18,286
	TAB Gida Sanayi Ve Ticaret AS, Class A	11,437	58,532
#*	TAV Havalimanlari Holding AS	45,607	260,199
	Tekfen Holding AS	37,794	122,779
#	Tofas Turk Otomobil Fabrikasi AS	16,778	96,139
*	Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A	24,192	46,116
*	Tukas Gida Sanayi ve Ticaret AS	789,727	33,069
	Turcas Holding AS	30,140	26,916
#*	Turk Altin Isletmeleri AS	30,310	28,106
	Turk Hava Yollari AO	66,244	437,281
*	Turk Telekomunikasyon AS	136,859	146,834
	Turkcell Iletisim Hizmetleri AS	255,245	537,948
#	Turkiye Garanti Bankasi AS	48,988	126,768
#	Turkiye Is Bankasi AS, Class C	684,417	179,331
	Turkiye Petrol Rafinerileri AS	38,788	241,614
	Turkiye Sigorta AS	500,088	66,177
	Turkiye Sinai Kalkinma Bankasi AS	350,865	80,738
	Turkiye Sise ve Cam Fabrikalari AS	216,994	190,631
#*	Turkiye Vakiflar Bankasi TAO, Class D	70,573	43,296
#	Ulker Biskuvi Sanayi AS	60,961	110,555
#*	Vestel Elektronik Sanayi ve Ticaret AS	6,264	3,002
#*	Yapi ve Kredi Bankasi AS	513,411	353,266
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	41,025	28,256
*	Yayla Agro Gida Sanayi VE Nakliyat AS	74,663	15,337
		Shares	Value»
TURKEY — (Continued)
*	Zorlu Enerji Elektrik Uretim AS	733,335	$35,955
TOTAL TURKEY			8,700,621
UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Aviation Co.	7,475	10,456
	Abu Dhabi Commercial Bank PJSC	400,439	1,631,462
	Abu Dhabi Islamic Bank PJSC	266,505	1,539,488
	Abu Dhabi National Hotels	1,068,852	115,937
	Abu Dhabi National Insurance Co. PSC	33,078	63,761
	Abu Dhabi National Oil Co. for Distribution PJSC	435,694	474,469
*	Abu Dhabi Ports Co. PJSC	251,222	334,792
	Abu Dhabi Ship Building Co. PJSC	20,468	45,120
	ADNH Catering PLC	201,582	32,931
	ADNOC Drilling Co. PJSC	358,586	569,205
	ADNOC Logistics & Services	395,450	667,213
	Agility Global PLC	1,084,552	499,678
	Agthia Group PJSC	99,568	86,776
	Air Arabia PJSC	766,156	1,016,111
	Ajman Bank PJSC	388,634	143,663
*	AL Seer Marine Supplies & Equipment Co. LLC	98,062	50,278
	Aldar Properties PJSC	235,246	474,605
	Alpha Dhabi Holding PJSC	173,947	345,698
	Amanat Holdings PJSC	473,891	179,069
	Americana Restaurants International PLC - Foreign Co.	527,919	312,502
	Amlak Finance PJSC	227,884	71,291
*	Apex Investment Co. PSC	28,729	25,081
	Bank of Sharjah	326,628	110,085
	Burjeel Holdings PLC	165,475	55,617
	Dana Gas PJSC	1,875,286	434,686
	Deyaar Development PJSC	530,218	104,342
	Dubai Electricity & Water Authority PJSC	226,252	168,753

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Financial Market PJSC	556,664	$213,153
	Dubai Investments PJSC	868,434	850,955
	Dubai Islamic Bank PJSC	616,919	1,222,625
	E7 Group PJSC	75,521	19,468
	Emaar Development PJSC	383,148	1,348,359
	Emaar Properties PJSC	823,834	2,458,790
	Emirates Central Cooling Systems Corp.	559,860	239,991
	Emirates Integrated Telecommunications Co. PJSC	208,587	690,685
	Emirates Mobility Co.	104,206	101,064
	Emirates NBD Bank PJSC	370,341	3,041,685
*	Emirates Reem Investments PJSC	18,399	9,167
	Emirates Telecommunications Group Co. PJSC	143,134	792,819
*	EMSTEEL Building Materials PJSC	384,596	115,722
*	Eshraq Investments PJSC	295,666	37,340
	Fertiglobe PLC	205,999	149,534
	First Abu Dhabi Bank PJSC	309,323	1,629,185
*	Ghitha Holding PJSC	14,099	43,462
*	Gulf Navigation Holding PJSC	155,493	125,700
*	Gulf Pharmaceutical Industries PSC	116,943	33,013
	Lulu Retail Holdings PLC	802,678	209,164
*	Modon Holding PSC	441,873	342,622
	National Bank of Ras Al-Khaimah PSC	21,489	53,411
	National Central Cooling Co. PJSC	140,605	95,205
	National Corp. for Tourism & Hotels	86,901	35,080
	NMDC Group PJSC	34,117	211,604
	Parkin Co. PJSC	129,685	194,703
*	Phoenix Group PLC	75,698	9,779
*	Presight AI Holding PLC	79,113	73,029
	Pure Health Holding PJSC	307,520	188,509
*	RAK Properties PJSC	448,701	130,147
	Ras Al Khaimah Ceramics PJSC	175,156	115,512
	Salik Co. PJSC	319,949	462,313
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Sharjah Islamic Bank	423,183	$333,495
*	Shuaa Capital PSC	329,235	17,182
	Taaleem Holdings PJSC	29,415	25,575
	TECOM Group PJSC	160,103	146,857
*	Two Point Zero Group PJSC	396,266	214,308
	Union Properties PJSC	643,307	106,051
TOTAL UNITED ARAB EMIRATES			25,650,332
UNITED KINGDOM — (7.4%)
	3i Group PLC	79,075	3,044,213
	4imprint Group PLC	6,340	353,225
	Aberdeen Group PLC	502,930	1,637,073
*	Accesso Technology Group PLC	2,707	11,635
	Admiral Group PLC	50,645	2,567,320
	Advanced Medical Solutions Group PLC	46,136	175,191
	AEP Plantations PLC	70,460	170,612
*	Afentra PLC	56,164	46,873
	AG Barr PLC	27,400	240,865
Ω	Airtel Africa PLC	262,435	1,184,604
	AJ Bell PLC	107,407	849,343
Ω	Alfa Financial Software Holdings PLC	31,703	70,262
*	AltynGold PLC	3,581	39,879
	Anglo American PLC	68,985	3,492,125
	Antofagasta PLC	26,624	1,326,961
*	AO World PLC	78,261	103,311
	Ashmore Group PLC	53,786	149,645
	Ashtead Technology Holdings PLC	21,988	121,478
	Associated British Foods PLC	43,343	1,217,700
#*Ω	Aston Martin Lagonda Global Holdings PLC	39,203	18,739
	AstraZeneca PLC	36,423	6,178,798
	AstraZeneca PLC (AZN LN)	47,070	8,007,092
	Atalaya Mining Copper SA	40,111	483,768
*	Auction Technology Group PLC	19,370	118,217
Ω	Autotrader Group PLC	159,756	1,128,066
	Aviva PLC	386,395	3,616,347
	B&M European Value Retail PLC	186,313	560,065
	Babcock International Group PLC	167,748	2,546,504
	BAE Systems PLC	154,498	4,373,735

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Balfour Beatty PLC	131,888	$1,537,515
	Barclays PLC (BARC LN)	1,157,795	7,958,148
	Barratt Redrow PLC	321,944	1,279,475
	Bellway PLC	30,986	834,876
*	Berkeley Group Holdings PLC	25,206	1,190,545
	Bloomsbury Publishing PLC	23,687	194,042
	Bodycote PLC	38,757	378,296
#*	boohoo Group PLC	111,008	33,487
#*	Borders & Southern Petroleum PLC	81,271	12,273
	BP PLC (BP LN)	266,095	1,999,216
	BP PLC (BP US), Sponsored ADR	277,041	12,527,794
	Braemar PLC	11,607	35,851
	Breedon Group PLC	79,543	356,155
	British American Tobacco PLC (BATS LN)	128,683	7,806,031
	Brooks Macdonald Group PLC	3,134	59,891
	BT Group PLC	1,786,031	4,835,927
	BTG Consulting PLC	21,873	31,271
	Bunzl PLC	75,193	2,837,567
*	Burberry Group PLC	127,499	2,055,081
	Burford Capital Ltd.	27,999	113,882
	Bytes Technology Group PLC (BYI SJ)	15,371	84,016
#	Bytes Technology Group PLC (BYIT LN)	24,408	132,755
	C&C Group PLC	92,770	127,106
*	Canal & SA	229,406	813,945
#*	Capita PLC	12,077	41,947
	Capital Ltd.	80,305	106,131
*	Capricorn Energy PLC	21,319	105,241
	Card Factory PLC	134,661	136,790
	Castings PLC	1,541	6,099
	Central Asia Metals PLC	52,061	103,325
	Centrica PLC	1,621,757	3,384,277
*	Chariot Ltd.	478,065	10,011
	Chemring Group PLC	38,755	308,918
	Chesnara PLC	78,748	366,655
	Clarkson PLC	5,180	330,749
*	Close Brothers Group PLC	42,193	242,187
Ω	CMC Markets PLC	32,124	290,116
	Coats Group PLC	548,270	594,155
	Coca-Cola HBC AG, Class DI	19,150	1,291,281
	Compass Group PLC	145,379	4,616,623
	Computacenter PLC	24,868	1,540,375
	Conduit Holdings Ltd.	20,557	120,347
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Convatec Group PLC	425,549	$1,285,869
	Costain Group PLC	42,690	121,755
	Cranswick PLC	13,296	957,281
	Crest Nicholson Holdings PLC	70,306	58,541
	Croda International PLC	22,789	986,603
	Currys PLC	527,609	1,194,491
	CVS Group PLC	15,758	266,279
	DCC Energy PLC	17,477	1,494,384
	DFS Furniture PLC	77,771	147,540
#	Diageo PLC (DEO US), Sponsored ADR	46,053	4,055,427
	Diageo PLC (DGE LN)	5,632	123,726
*	Dialight PLC	7,315	47,101
	Diploma PLC	10,829	1,072,427
	DiscoverIE Group PLC	19,238	203,473
	Domino's Pizza Group PLC	57,245	156,092
	dotdigital group PLC	47,751	33,251
	Dr. Martens PLC	153,762	160,803
	Drax Group PLC	146,995	1,462,861
	Dunelm Group PLC	31,537	368,864
	easyJet PLC	69,018	587,586
	Ecora Royalties PLC	64,586	121,294
*	EKF Diagnostics Holdings PLC	10,269	3,542
	Elementis PLC	107,480	259,083
	Endeavour Mining PLC EDV CN	78,484	3,714,109
	Energean PLC	30,069	309,318
	EnQuest PLC	570,240	182,245
	Essentra PLC	77,650	109,159
	Eurocell PLC	29,846	47,432
	Everplay Group PLC	20,990	66,450
	Experian PLC	70,024	2,641,986
	FDM Group Holdings PLC	3,163	5,280
#	Fintel PLC	9,133	24,351
	Firstgroup PLC	307,314	768,222
	Foresight Group Holdings Ltd.	25,006	156,267
Ω	Forterra PLC	47,338	89,439
	Foxtons Group PLC	89,171	47,092
*	Frasers Group PLC	40,286	439,738
	Fresnillo PLC	57,209	1,927,138
*	Frontier Developments PLC	7,678	45,063
	Fuller Smith & Turner PLC, Class A	12,999	124,822
*Ω	Funding Circle Holdings PLC	54,400	161,852
	Future PLC	19,968	82,072
	Galliford Try Holdings PLC	27,817	221,076

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Games Workshop Group PLC	10,708	$2,760,329
*	Gaming Realms PLC	58,159	24,271
	Gamma Communications PLC	32,148	405,663
	GB Group PLC	45,300	134,862
*	Genel Energy PLC	49,986	33,942
	Genuit Group PLC	59,794	219,918
*	Georgia Capital PLC	14,057	751,625
	Glencore PLC	706,761	5,205,542
	Gooch & Housego PLC	6,789	111,718
	Goodwin PLC	208	48,815
††	Gracell Biotechnologies, Inc., ADR	16,505	1,816
	Grafton Group PLC, CDI	62,669	820,016
	Grainger PLC	212,225	500,801
	Greencore Group PLC	69,648	9,122
	Greencore Group PLC GNC LN	39,314	137,943
#	Greggs PLC	35,784	905,744
*	Griffin Mining Ltd.	14,013	55,994
	GSK PLC (GSK LN)	147,543	3,836,550
#	GSK PLC (GSK US), Sponsored ADR	96,091	4,966,944
	Gulf Keystone Petroleum Ltd.	100,579	230,442
*	Gulf Marine Services PLC	49,766	12,364
*Ω	Gym Group PLC	45,026	123,397
	Haleon PLC (HLN LN)	586,849	2,872,955
#	Haleon PLC (HLN US), ADR	7,340	72,446
	Halfords Group PLC	151,718	499,631
	Halma PLC	17,692	845,274
	Harbour Energy PLC	114,485	371,377
	Hargreaves Services PLC	7,188	77,250
	Harworth Group PLC	30,376	53,413
	Hays PLC	206,230	157,477
	Helical PLC	41,699	111,669
*	Helios Towers PLC	168,720	446,416
	Henry Boot PLC	27,912	56,930
	Hikma Pharmaceuticals PLC	38,641	824,902
	Hill & Smith PLC	27,284	1,053,315
	Hilton Food Group PLC	19,883	159,976
	Hiscox Ltd.	106,599	2,602,497
	Hochschild Mining PLC	136,754	802,937
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hollywood Bowl Group PLC	52,541	$202,683
Ω	Hostelworld Group PLC	15,138	21,189
	Howden Joinery Group PLC	194,268	2,070,040
	HSBC Holdings PLC (HSBA LN)	462,320	9,845,247
	HSBC Holdings PLC (HSBC US), Sponsored ADR	97,672	10,394,254
	Hunting PLC	41,308	246,614
Ω	Ibstock PLC	116,373	146,261
	ICG PLC	30,676	783,207
	IG Group Holdings PLC	122,833	2,420,502
	IMI PLC	98,926	3,931,173
	Impax Asset Management Group PLC	20,782	30,761
	Imperial Brands PLC	120,963	4,590,650
	Inchcape PLC	103,208	1,168,067
	Informa PLC	220,903	2,646,332
	IntegraFin Holdings PLC	33,409	166,225
	InterContinental Hotels Group PLC	2,901	469,078
	InterContinental Hotels Group PLC (IHG US), ADR	13,252	2,150,601
	International Personal Finance PLC	72,517	244,264
	International Workplace Group PLC	163,683	436,542
	Intertek Group PLC	33,971	2,683,137
	Investec PLC	171,771	1,503,371
*	IP Group PLC	259,436	219,953
#*	IQE PLC	250,080	132,986
	Ithaca Energy PLC	66,742	217,952
*	ITM Power PLC	39,427	54,521
	ITV PLC	788,263	790,286
#	J D Wetherspoon PLC	19,031	200,432
	J Sainsbury PLC	505,371	2,437,055
*	James Fisher & Sons PLC	9,775	58,583
#	James Halstead PLC	61,721	99,661
	JD Sports Fashion PLC	933,887	1,132,246
	JET2 PLC	20,824	432,183
	Johnson Matthey PLC	49,720	1,343,161
	Johnson Service Group PLC	146,959	299,348
	Jupiter Fund Management PLC	118,422	251,402

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Kainos Group PLC	19,826	$233,213
	Keller Group PLC	53,847	2,200,833
	Kier Group PLC	184,716	601,607
	Kingfisher PLC	526,024	2,194,540
	Knights Group Holdings PLC	8,396	20,309
	Lancashire Holdings Ltd.	80,373	652,840
	Legal & General Group PLC	531,976	2,160,011
	Lion Finance Group PLC	18,144	2,850,080
	Liontrust Asset Management PLC	15,188	57,981
	Lloyds Banking Group PLC (LLOY LN)	4,967,542	7,677,909
	London Investment Group PLC	2,223	14,221
	London Stock Exchange Group PLC	7,836	881,492
	LSL Property Services PLC	21,252	70,100
Ω	Luceco PLC	27,014	78,042
*	M&C Saatchi PLC	26,191	49,215
	M&G PLC	754,838	3,646,397
	Macfarlane Group PLC	47,125	46,568
	Man Group PLC	203,961	835,129
	Marks & Spencer Group PLC	674,002	3,684,342
	Marshalls PLC	52,330	113,659
*	Marston's PLC	259,927	178,769
	McBride PLC	62,127	135,713
	Me Group International PLC	63,982	95,948
	Mears Group PLC	34,501	200,301
	Melrose Industries PLC	190,939	1,174,518
*	Metro Bank Holdings PLC	54,271	129,622
#	Midwich Group PLC	19,506	38,679
*	Mitchells & Butlers PLC	102,151	378,176
	Mitie Group PLC	362,970	1,017,531
#	MJ Gleeson PLC	13,742	50,833
	Mondi PLC	109,723	1,322,930
	MONY Group PLC	123,438	328,318
	Moonpig Group PLC	65,807	243,899
	Morgan Advanced Materials PLC	52,487	159,977
	Morgan Sindall Group PLC	14,419	867,655
	Mortgage Advice Bureau Holdings PLC	4,769	33,346
	Motorpoint group PLC	18,565	30,144
		Shares	Value»
UNITED KINGDOM — (Continued)
	MP Evans Group PLC	12,136	$266,233
	National Grid PLC (NG LN)	83,025	1,328,886
#	National Grid PLC (NGG US), Sponsored ADR	25,214	2,016,364
	NatWest Group PLC (NWG LN)	518,694	4,892,650
	NatWest Group PLC (NWG US), Sponsored ADR	105,299	1,994,372
	NCC Group PLC	32,996	62,892
	Next 15 Group PLC	17,856	70,823
	Next PLC	15,976	3,199,323
	Nichols PLC	2,698	38,373
	Ninety One PLC	124,236	357,979
	Norcros PLC	29,191	124,693
*	Ocado Group PLC	131,205	375,024
Ω	On the Beach Group PLC	31,548	79,796
	OSB Group PLC	134,233	1,010,502
	Oxford Metrics PLC	6,463	3,311
*	Oxford Nanopore Technologies PLC	50,039	76,803
	Pagegroup PLC	75,489	185,544
	Pan African Resources PLC	880,832	1,101,604
#*	Pantheon Resources PLC	181,723	29,534
	Paragon Banking Group PLC	78,554	890,078
	PayPoint PLC	12,008	100,237
#	Pearson PLC (PSO US), Sponsored ADR	68,610	1,162,253
	Pearson PLC (PSON LN)	7,310	123,354
	Pennon Group PLC	72,533	451,812
	Persimmon PLC	89,129	1,337,842
	Pets at Home Group PLC	130,203	371,699
	Pharos Energy PLC	34,521	14,672
*	Phoenix Spree Deutschland Ltd.	13,525	29,118
*	Pinewood Technologies Group PLC	21,720	125,799
*	Playtech PLC	65,993	337,650
	Plus500 Ltd.	34,070	1,789,430
	Polar Capital Holdings PLC	33,840	354,102
	Pollen Street Group Ltd.	3,987	46,094
	Porvair PLC	4,392	50,312
	PPHE Hotel Group Ltd.	3,736	79,213

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Premier Foods PLC	262,916	$689,974
	Prudential PLC (PRU LN)	132,894	1,997,204
	Prudential PLC (PUK US), ADR	43,085	1,303,752
*	PureTech Health PLC (PRTC LN)	65,378	105,241
	PZ Cussons PLC	37,864	56,455
	QinetiQ Group PLC	120,356	823,999
Ω	Quilter PLC	325,919	851,565
	Rank Group PLC	55,941	72,839
	Rathbones Group PLC	11,268	253,514
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	107,124	64,314
	Reckitt Benckiser Group PLC	57,836	4,081,912
	Record PLC	41,423	24,618
*	Redcentric PLC	1,875	2,476
	RELX PLC (REL LN)	38,132	1,341,177
#	RELX PLC (RELX US), Sponsored ADR	40,644	1,439,596
	RELX PLC (REN NA)	48,598	1,716,325
	Renew Holdings PLC	24,010	293,263
	Rentokil Initial PLC RTO LN	290,094	1,335,957
#	Rentokil Initial PLC RTO US, Sponsored ADR	2,969	69,356
	RHI Magnesita NV	6,366	242,581
	Rightmove PLC	186,767	1,170,942
	Rio Tinto PLC (RIO LN)	2,919	283,638
	Rio Tinto PLC (RIO US), Sponsored ADR	53,399	5,171,693
*	Robert Walters PLC	14,202	21,489
	Rolls-Royce Holdings PLC	561,583	11,203,391
	Rotork PLC	200,906	1,323,549
	RS Group PLC	91,041	866,881
	RWS Holdings PLC	51,044	66,396
	S&U PLC	1,185	31,131
Ω	Sabre Insurance Group PLC	54,083	133,839
*	Saga PLC	22,805	207,086
	Sage Group PLC	113,017	1,488,770
	Savills PLC	40,252	499,532
	Secure Trust Bank PLC	4,722	100,983
	Senior PLC	82,116	320,936
	Serco Group PLC	373,663	1,219,027
	Serica Energy PLC	75,368	238,994
*	Severfield PLC	94,730	47,137
	Severn Trent PLC	42,530	1,724,759
	Shell PLC (SHEL LN)	31,966	1,463,140
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Shell PLC (SHEL US), ADR	283,408	$26,067,778
*	SIG PLC	232,849	27,541
*	SigmaRoc PLC	147,523	245,580
	Smith & Nephew PLC (SN LN)	32,509	508,537
#	Smith & Nephew PLC (SNN US), Sponsored ADR	27,923	881,250
	Smiths Group PLC	37,720	1,346,966
	Smiths News PLC	53,098	52,405
	Softcat PLC	43,114	1,131,328
	Speedy Hire PLC	163,619	41,815
	Spirax Group PLC	1,154	108,212
Ω	Spire Healthcare Group PLC	82,581	260,264
	SSE PLC	115,028	3,634,130
	SSP Group PLC	138,601	372,666
	St. James's Place PLC	182,114	2,587,638
	Standard Chartered PLC	310,696	9,186,537
	Standard Life PLC	31,503	392,569
	SThree PLC	34,568	118,870
*	Strix Group PLC	16,099	7,816
*	STV Group PLC	6,164	8,703
	Sunbelt Rentals Holdings, Inc.	59,713	4,278,210
*	Synthomer PLC	29,916	35,787
	Tate & Lyle PLC	76,052	566,727
	Tatton Asset Management PLC	8,599	82,479
	Taylor Wimpey PLC	685,101	721,344
	TBC Bank Group PLC	15,540	1,009,132
*	Team Internet Group PLC	39,440	22,354
	Telecom Plus PLC	23,619	270,641
	Tesco PLC	1,134,907	7,470,137
#*	THG PLC	135,658	55,524
	Topps Tiles PLC	12,167	5,801
	TP ICAP Group PLC	267,269	1,234,412
*Ω	Trainline PLC	108,142	345,268
	Travis Perkins PLC	41,129	308,151
	Trifast PLC	24,484	26,741
*Ω	Trustpilot Group PLC	73,222	266,917
*	TT Electronics PLC	65,123	111,895
#*	Tullow Oil PLC	210,141	43,242
	Unilever PLC UL US, Sponsored ADR	73,175	4,640,027
	Unilever PLC ULVRL IX	5,769	367,068
	Unilever PLC UNA NA	5,772	369,625
	United Utilities Group PLC	93,630	1,743,800
*	Vanquis Banking Group PLC	49,621	52,486

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Vertu Motors PLC	104,508	$115,101
	Vesuvius PLC	81,499	407,578
	Victorian Plumbing Group PLC	9,532	9,848
	Victrex PLC	21,358	225,357
#*	Vistry Group PLC	250,037	989,741
	Vodafone Group PLC (VOD LN)	1,192,124	1,891,889
	Volex PLC	43,255	298,085
	Volution Group PLC	45,093	380,497
	Vp PLC	1,242	8,070
	WAG Payment Solutions PLC	17,824	26,521
*Ω	Watches of Switzerland Group PLC	50,463	498,434
*	Watkin Jones PLC	116,541	28,077
	Weir Group PLC	36,595	1,305,611
	WH Smith PLC	46,614	272,803
	Whitbread PLC	44,151	1,495,750
	Wickes Group PLC	63,937	170,797
	Wilmington PLC	11,144	42,850
*	Wise Group PLC, Class A	13,801	164,839
#*Ω	Wizz Air Holdings PLC	1,105	15,979
	WPP PLC (WPP LN)	55,778	225,303
#	WPP PLC (WPP US), Sponsored ADR	23,989	484,818
*	Xaar PLC	28,829	46,487
*	XP Power Ltd.	1,519	33,115
	XPS Pensions Group PLC	50,711	226,678
	YouGov PLC	4,635	16,057
	Young & Co.'s Brewery PLC (YNGA LN), Class A	7,640	94,473
	Young & Co.'s Brewery PLC (YNGN LN)	7,529	75,621
	Zegona Communications PLC	8,748	172,643
	Zigup PLC	87,256	546,300
	Zotefoams PLC	6,986	43,323
TOTAL UNITED KINGDOM			401,725,319
UNITED STATES — (0.1%)
*	Coeur Mining, Inc. CDE CN	95,204	1,417,347
	Coeur Mining, Inc. CDE US	60,053	895,390
*	Dauch Corp.	10,313	58,502
#	Diversified Energy Co. DEC LN	8,438	112,103
		Shares	Value»
UNITED STATES — (Continued)
	International Paper Co.	55,889	$2,307,586
*	James Hardie Industries PLC (JHX AU), CDI	43,669	1,127,303
#*	Keel Infrastructure Corp. KEEL US	146,197	580,402
	Ovintiv, Inc.	11,609	724,529
	Sunococorp LLC	311	23,783
#*	Valor Gold Corp. VLGDF US	10	24
TOTAL UNITED STATES			7,246,969
TOTAL COMMON STOCKS			5,267,159,804
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.2%)
	Alpargatas SA, 14.629%	41,693	100,919
*	Axia Energia SA Class C	23,247	238,515
	Banco ABC Brasil SA, 11.118%	40,804	193,187
	Banco ABC Brasil SA	1,371	6,491
Ω	Banco BMG SA, 8.333%	108,550	113,922
	Banco Bradesco SA, 8.440%	192,863	701,196
	Banco do Estado do Rio Grande do Sul SA Class B, 11.286%	70,494	195,525
	Banco Pine SA, 7.501%	48,478	124,993
	Centrais Eletricas de Santa Catarina SA, 8.585%	1,700	47,564
	Cia de Ferro Ligas da Bahia FERBASA, 11.726%	59,972	70,866
	Cia De Saneamento do Parana Sanepar, 1.583%	179,798	252,185
	Cia Energetica de Minas Gerais, 10.009%	221,829	496,245
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	18,292	73,505
	Energisa SA, 4.047%	212	395
	Eucatex SA Industria e Comercio, 4.891%	26,314	119,393
	Gerdau SA, 2.722%	60,750	299,367

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Isa Energia Brasil SA, 6.882%	42,231	$224,020
	Itau Unibanco Holding SA, 8.042%	155,161	1,312,815
	Klabin SA, 7.745%	3	2
	Localiza Rent a Car SA, 2.894%	7,482	53,918
	Marcopolo SA, 17.780%	226,396	237,153
	Petroleo Brasileiro SA - Petrobras, 7.625%	616,194	5,278,034
*	Raizen SA	297,543	15,261
*	Randoncorp SA	53,253	51,476
	Schulz SA, 14.152%	72,562	64,129
	Taurus Armas SA, 0.064%	22,990	22,132
	Track & Field Co. SA, 2.170%	7,000	20,285
	Unipar Carbocloro SA Class B, 16.107%	8,818	109,922
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	147,859	214,679
TOTAL BRAZIL			10,638,094
CHILE — (0.0%)
	Embotelladora Andina SA Class B, 3.730%	47,804	238,056
COLOMBIA — (0.0%)
	Grupo Argos SA, 5.582%	8,261	33,724
	Grupo Aval Acciones y Valores SA, 3.478%	345,427	92,405
	Grupo de Inversiones Suramericana SA, 3.915%	21,381	302,924
TOTAL COLOMBIA			429,053
GERMANY — (0.2%)
#	Dr. Ing hc F Porsche AG, 2.369%	18,879	924,247
	Draegerwerk AG & Co. KGaA, 2.083%	2,604	330,146
	Einhell Germany AG, 2.699%	1,782	145,163
	FUCHS SE, 3.058%	24,977	1,157,704
	Henkel AG & Co. KGaA, 2.737%	18,647	1,625,621
	Jungheinrich AG, 1.191%	14,272	402,066
		Shares	Value»

GERMANY — (Continued)
	Porsche Automobil Holding SE, 5.258%	41,991	$1,393,728
#	Sartorius AG, 0.338%	1,208	304,457
	Sixt SE, 5.340%	6,464	447,450
	STO SE & Co. KGaA, 3.477%	774	86,722
	Villeroy & Boch AG, 5.520%	2,636	47,332
	Volkswagen AG, 7.076%	26,069	2,252,935
TOTAL GERMANY			9,117,571
INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	190,612	20,975
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	55,128	27,104
TOTAL PREFERRED STOCKS			20,470,853
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Lotus Resources Ltd. Rights 08/13/2026	77,595	0
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,541	0
CHILE — (0.0%)
*	SONDA SA Rights 08/29/2026	42,343	0
HONG KONG — (0.0%)
*	APAC Resources Ltd. Rights	97,047	0
*	HK AI Capital Ltd. Rights	256,000	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	6,942	0
QATAR — (0.0%)
*	Baladna Rights 08/17/2026	52,948	2,821
SOUTH AFRICA — (0.0%)
*	Brait PLC Rights 08/07/2026	333,749	15,959

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

SOUTH KOREA — (0.0%)
*	Amotech Co. Ltd. Rights 08/04/2026	465	$0
*	LB Semicon, Inc. Rights	3,560	0
*	SG Co. Ltd. Rights 09/04/2026	4,394	373
TOTAL SOUTH KOREA			373
TAIWAN — (0.0%)
*	Brogent Technologies, Inc. Rights 08/06/2026	902	212
*	Grand Pacific Petrochemical Rights	97,844	0
*	JPP Holding Co. Ltd. Rights	321	164
*	Luxe Green Energy Technology Co. Ltd. Rights 08/05/2026	5,960	415
*††	Tainergy Tech Co. Ltd. Rights 08/13/2026	1,217	0
*	U-BEST Innovative Technology Co. Ltd. Rights	5,896	0
		Shares	Value»

TAIWAN — (Continued)
*	Zenitron Corp. Rights	6,240	$676
TOTAL TAIWAN			1,467
THAILAND — (0.0%)
*	Assetwise PCL Rights	4,930	0
*	Better World Green PCL Warrants	586,066	0
UNITED KINGDOM — (0.0%)
*	CENIT AG Rights	2,780	90
TOTAL RIGHTS/WARRANTS			20,710
TOTAL INVESTMENT SECURITIES (Cost $2,823,971,487)			5,287,651,367

			Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	13,590,456	157,200,803
TOTAL INVESTMENTS — (100.0%)
(Cost $2,981,145,542)^^			$5,444,852,170
As of July 31, 2026, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	112	09/18/26	$42,138,133	$42,107,800	$(30,333)
Total Futures Contracts			$42,138,133	$42,107,800	$(30,333)
As of July 31, 2026, the value of Rule 144A securities amounted to $121,588,831 or 2.3% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$1,943,805	$204,487,634	$66,993	$206,498,432
Austria	—	28,016,286	—	28,016,286
Belgium	1,259,660	37,577,566	—	38,837,226
Brazil	53,602,351	136,425	—	53,738,776
Canada	412,258,706	1,206,354	—	413,465,060
Chile	7,792,587	43,544	—	7,836,131
China	20,457,346	359,149,795	127,525	379,734,666

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$2,621,967	$253,385	—	$2,875,352
Czech Republic	—	2,263,323	—	2,263,323
Denmark	—	70,426,806	—	70,426,806
Egypt	169,663	287,410	—	457,073
Finland	606,694	59,719,220	—	60,325,914
France	4,120,300	257,044,540	—	261,164,840
Germany	1,943,578	255,910,575	—	257,854,153
Greece	—	10,580,414	—	10,580,414
Hong Kong	—	51,546,456	$7,016	51,553,472
Hungary	—	5,687,621	—	5,687,621
India	10,304,728	239,594,479	—	249,899,207
Indonesia	—	12,042,486	13,191	12,055,677
Ireland	—	23,423,576	—	23,423,576
Israel	3,398,417	47,902,702	—	51,301,119
Italy	916,677	133,360,775	—	134,277,452
Japan	1,424,962	806,135,104	—	807,560,066
Kuwait	—	11,371,879	11,013	11,382,892
Malaysia	—	23,073,092	26	23,073,118
Mexico	32,885,567	530,512	—	33,416,079
Netherlands	39,460,182	100,284,258	—	139,744,440
New Zealand	—	9,018,301	—	9,018,301
Norway	82,729	31,453,613	—	31,536,342
Peru	927,364	—	—	927,364
Philippines	16,520	6,571,841	1,366	6,589,727
Poland	—	25,567,354	—	25,567,354
Portugal	—	13,421,063	—	13,421,063
Qatar	—	8,618,670	—	8,618,670
Saudi Arabia	20,103	37,553,113	—	37,573,216
Singapore	—	49,953,621	—	49,953,621
South Africa	5,516,109	51,798,431	—	57,314,540
South Korea	400,595	296,717,623	141,172	297,259,390
Spain	37,622	113,465,559	—	113,503,181
Sweden	230,075	94,915,190	—	95,145,265
Switzerland	18,013,940	244,087,109	—	262,101,049
Taiwan	41,971,409	412,994,258	11,221	454,976,888
Thailand	—	22,881,421	—	22,881,421
Turkey	—	8,700,621	—	8,700,621
United Arab Emirates	—	25,650,332	—	25,650,332
United Kingdom	89,294,108	312,429,395	1,816	401,725,319
United States	3,641,475	3,605,494	—	7,246,969
Preferred Stocks
Brazil	10,631,603	6,491	—	10,638,094
Chile	238,056	—	—	238,056
Colombia	429,053	—	—	429,053
Germany	—	9,117,571	—	9,117,571
India	—	20,975	—	20,975
Philippines	—	27,104	—	27,104
Rights/Warrants
Australia	—	—	—	—
Canada	—	—	—	—
Chile	—	—	—	—
Hong Kong	—	—	—	—
Italy	—	—	—	—
Qatar	—	2,821	—	2,821
South Africa	—	15,959	—	15,959
South Korea	—	373	—	373
Taiwan	—	1,467	—	1,467
Thailand	—	—	—	—

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$90	—	$90
Securities Lending Collateral	—	157,200,803	—	157,200,803
Total Investments in Securities	$766,617,951	$4,677,852,880	$381,339˂˃	$5,444,852,170
Financial Instruments
Liabilities
Futures Contracts**	$(30,333)	—	—	(30,333)
Total Financial Instruments	$(30,333)	—	—	$(30,333)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (58.2%)
U.S. Core Equity 2 Portfolio	4,292,599	$212,397,798
INTERNATIONAL EQUITIES — (41.8%)
International Core Equity 2 Portfolio	3,846,000	86,381,166
Emerging Markets Core Equity 2 Portfolio	2,014,623	66,301,250
TOTAL INTERNATIONAL EQUITIES		152,682,416
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $137,421,864)^^		$365,080,214
As of July 31, 2026, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	107,829	DKK	696,332	Citibank, N.A.	08/05/26	$398
USD	1,915,186	SEK	17,989,532	Citibank, N.A.	08/05/26	25,866
USD	1,037,813	ILS	3,006,333	HSBC Bank	08/12/26	53,970
USD	10,980,059	HKD	85,881,287	Citibank, N.A.	08/17/26	24,140
USD	112,345	SEK	1,042,141	Citibank, N.A.	08/18/26	2,821
USD	128,273	CAD	177,509	Citibank, N.A.	08/31/26	1,503
USD	21,993	ILS	65,261	Citibank, N.A.	09/25/26	605
USD	56,413	ILS	170,884	HSBC Bank	09/25/26	407
USD	322,123	CHF	257,510	Citibank, N.A.	09/30/26	1,619
USD	4,964,390	CHF	3,974,848	UBS AG	10/06/26	13,919
USD	53,801	ILS	163,284	Citibank, N.A.	10/21/26	236
Total Appreciation						$125,484
ILS	210,317	USD	71,113	Citibank, N.A.	08/12/26	$(2,285)
HKD	4,261,444	USD	544,448	State Street Bank and Trust	08/17/26	(814)
USD	170,054	NZD	300,708	Citibank, N.A.	08/26/26	(7,200)
USD	97,504	DKK	635,197	Citibank, N.A.	08/28/26	(613)
USD	1,420,875	DKK	9,256,359	HSBC Bank	09/10/26	(9,871)
USD	5,224,027	CAD	7,350,755	Royal Bank of Canada	09/15/26	(29,121)
USD	15,931,716	JPY	2,562,030,973	Bank of New York Mellon	09/24/26	(235,749)
USD	22,040,323	EUR	19,234,423	HSBC Bank	09/24/26	(184,563)
USD	386,952	CHF	314,973	Citibank, N.A.	09/25/26	(4,859)
USD	1,879,960	JPY	303,144,235	UBS AG	10/05/26	(34,706)
USD	53,620	SGD	68,797	Citibank, N.A.	10/08/26	(277)
USD	957,720	SGD	1,231,078	Citibank, N.A.	10/22/26	(7,632)
Total (Depreciation)						$(517,690)
Total Appreciation (Depreciation)						$(392,206)

Selectively Hedged Global Equity Portfolio
CONTINUED
As of July 31, 2026, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	10	09/18/26	$3,713,526	$3,759,625	$46,099
Total Futures Contracts			$3,713,526	$3,759,625	$46,099
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$365,080,214	—	—	$365,080,214
Total Investments in Securities	$365,080,214	—	—	$365,080,214
Financial Instruments
Assets
Forward Currency Contracts**	—	$125,484	—	125,484
Futures Contracts**	46,099	—	—	46,099
Liabilities
Forward Currency Contracts**	—	(517,690)	—	(517,690)
Total Financial Instruments	$46,099	$(392,206)	—	$(346,107)
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2026, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio, Dimensional VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity 2 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Dimensional VA International Value Portfolio, Dimensional VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio,

Emerging Markets Targeted Value Portfolio and Dimensional World ex U.S. Sustainability Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio), DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA Global Bond Portfolio, Dimensional VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio,  DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2026, the DFA Commodity Strategy Portfolio held $308,680,925 in the Subsidiary, representing 23.29% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2026, the total cost of securities for federal income tax purposes was:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$233,022,071	—	—	—
U.S. Large Cap Value Portfolio	14,898,348,923	—	—	—
U.S. Targeted Value Portfolio	12,666,401,913	—	—	—
U.S. Small Cap Value Portfolio	14,305,757,814	—	—	—
U.S. Core Equity 1 Portfolio	11,793,090,454	—	—	—
U.S. Core Equity 2 Portfolio	13,214,765,710	—	—	—
U.S. Vector Equity Portfolio	3,349,266,134	—	—	—
U.S. Small Cap Portfolio	13,002,702,366	—	—	—
U.S. Micro Cap Portfolio	5,069,270,632	—	—	—
DFA Real Estate Securities Portfolio	4,333,403,049	—	—	—
Large Cap International Portfolio	4,803,506,505	—	—	—
International Core Equity 2 Portfolio	24,135,888,386	—	—	—
International Small Company Portfolio	10,382,517,022	—	—	—
Global Small Company Portfolio	101,362,742	—	—	—
Japanese Small Company Portfolio	104,642,687	—	—	—
Asia Pacific Small Company Portfolio	152,608,910	—	—	—
United Kingdom Small Company Portfolio	18,009,542	—	—	—
Continental Small Company Portfolio	10,795,060	—	—	—
DFA International Real Estate Securities Portfolio	3,385,741,615	—	—	—
DFA Global Real Estate Securities Portfolio	6,414,679,898	—	—	—
DFA International Small Cap Value Portfolio	8,543,376,846	—	—	—
International Vector Equity Portfolio	2,287,566,591	—	—	—
World ex U.S. Value Portfolio	397,394,163	—	—	—
World ex U.S. Targeted Value Portfolio	521,653,035	—	—	—
World ex U.S. Core Equity Portfolio	3,087,378,311	—	—	—
Selectively Hedged Global Equity Portfolio	141,573,859	—	—	—
Emerging Markets Portfolio	3,130,164,882	—	—	—
Emerging Markets Small Cap Portfolio	2,127,410,829	—	—	—
Emerging Markets Value Portfolio	8,248,324,668	—	—	—
Emerging Markets Core Equity 2 Portfolio	18,306,066,310	—	—	—

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Equity Portfolio	$1,188,180,250	—	—	—
DFA Commodity Strategy Portfolio	3,079,479,904	—	—	—
DFA One-Year Fixed Income Portfolio	4,506,111,743	—	—	—
DFA Two-Year Global Fixed Income Portfolio	4,693,244,801	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	1,092,371,953	—	—	—
DFA Short-Term Government Portfolio	1,810,027,479	—	—	—
DFA Five-Year Global Fixed Income Portfolio	9,726,459,230	—	—	—
DFA International Government Fixed Income Portfolio	1,197,589,235	—	—	—
DFA Intermediate Government Fixed Income Portfolio	6,373,797,055	—	—	—
DFA Short-Term Extended Quality Portfolio	5,983,278,189	—	—	—
DFA Intermediate-Term Extended Quality Portfolio	1,892,769,376	—	—	—
DFA Targeted Credit Portfolio	861,612,830	—	—	—
DFA Investment Grade Portfolio	13,669,396,323	—	—	—
DFA Inflation-Protected Securities Portfolio	5,516,404,940	—	—	—
DFA Short-Term Municipal Bond Portfolio	1,427,011,384	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	1,256,509,644	—	—	—
DFA Selective State Municipal Bond Portfolio	620,260,368	—	—	—
DFA Short-Term Selective State Municipal Bond Portfolio	195,814,780	—	—	—
DFA California Short-Term Municipal Bond Portfolio	915,996,645	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	415,165,384	—	—	—
DFA NY Municipal Bond Portfolio	194,690,840	—	—	—
Dimensional Retirement Income Fund	56,551,091	—	—	—
Dimensional 2045 Target Date Retirement Income Fund	150,166,335	—	—	—
Dimensional 2050 Target Date Retirement Income Fund	131,573,759	—	—	—
Dimensional 2055 Target Date Retirement Income Fund	99,758,907	—	—	—
Dimensional 2060 Target Date Retirement Income Fund	88,811,476	—	—	—
Dimensional 2065 Target Date Retirement Income Fund	41,429,389	—	—	—
Dimensional 2070 Target Date Retirement Income Fund	865,388	—	—	—
Dimensional 2015 Target Date Retirement Income Fund	18,769,391	—	—	—
Dimensional 2020 Target Date Retirement Income Fund	46,476,500	—	—	—
Dimensional 2025 Target Date Retirement Income Fund	102,539,264	—	—	—
Dimensional 2030 Target Date Retirement Income Fund	145,147,509	—	—	—
Dimensional 2035 Target Date Retirement Income Fund	163,774,569	—	—	—
Dimensional 2040 Target Date Retirement Income Fund	142,035,683	—	—	—

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Short-Duration Real Return Portfolio	$2,321,983,719	—	—	—
DFA Municipal Real Return Portfolio	1,807,243,484	—	—	—
DFA Municipal Bond Portfolio	474,481,496	—	—	—
World Core Equity Portfolio	604,680,785	—	—	—
DFA LTIP Portfolio	649,883,859	—	—	—
U.S. Social Core Equity 2 Portfolio	1,076,982,035	—	—	—
U.S. Sustainability Core 1 Portfolio	3,970,214,763	—	—	—
U.S. Sustainability Targeted Value Portfolio	496,148,081	—	—	—
International Sustainability Core 1 Portfolio	2,666,780,697	—	—	—
International Social Core Equity Portfolio	1,447,580,970	—	—	—
Global Social Core Equity Portfolio	61,416,081	—	—	—
Emerging Markets Social Core Equity Portfolio	1,055,584,701	—	—	—
Dimensional VA U.S. Targeted Value Portfolio	710,697,034	—	—	—
Dimensional VA U.S. Large Value Portfolio	524,722,523	—	—	—
Dimensional VA International Value Portfolio	544,632,088	—	—	—
Dimensional VA International Small Portfolio	382,669,038	—	—	—
Dimensional VA Short-Term Fixed Portfolio	425,774,942	—	—	—
Dimensional VA Global Bond Portfolio	378,261,316	—	—	—
Dimensional VIT Inflation-Protected Securities Portfolio	254,762,772	—	—	—
Dimensional VA Global Moderate Allocation Portfolio	190,295,135	—	—	—
U.S. Large Cap Growth Portfolio	2,776,903,136	—	—	—
U.S. Small Cap Growth Portfolio	1,600,023,717	—	—	—
International Large Cap Growth Portfolio	1,146,762,123	—	—	—
International Small Cap Growth Portfolio	241,312,720	—	—	—
DFA Social Fixed Income Portfolio	802,794,433	—	—	—
DFA Diversified Fixed Income Portfolio	1,787,688,433	—	—	—
U.S. High Relative Profitability Portfolio	3,705,906,099	—	—	—
International High Relative Profitability Portfolio	1,167,708,797	—	—	—
Dimensional VA Equity Allocation Portfolio	225,058,141	—	—	—
DFA MN Municipal Bond Portfolio	27,829,323	—	—	—
DFA California Municipal Real Return Portfolio	380,141,658	—	—	—
DFA Global Core Plus Fixed Income Portfolio	3,156,901,418	—	—	—
Emerging Markets Sustainability Core 1 Portfolio	719,166,111	—	—	—
Emerging Markets Targeted Value Portfolio	223,469,711	—	—	—
DFA Global Sustainability Fixed Income Portfolio	724,806,196	—	—	—
DFA Oregon Municipal Bond Portfolio	101,169,197	—	—	—
DFA Global Core Plus Real Return Portfolio	325,761,035	—	—	—
Emerging Markets ex China Core Equity Portfolio	693,641,812	—	—	—
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	214,874,100	—	—	—
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any,  against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.